Schedule of Investments PIMCO All Asset All Authority Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 139.7%
MUTUAL FUNDS (a) 133.4%
PIMCO All Asset: Multi-RAE PLUS Fund	37,844,005	$429,908
PIMCO All Asset: Multi-Real Fund	13,252,248	151,606
PIMCO All Asset: Multi-Short PLUS Fund	20,040,595	176,157
PIMCO CommoditiesPLUS® Strategy Fund	22,074,404	109,048
PIMCO CommodityRealReturn Strategy Fund®	2,284,737	13,503
PIMCO Dynamic Bond Fund	3,296,925	35,640
PIMCO Emerging Markets Bond Fund	5,296,170	57,728
PIMCO Emerging Markets Currency and Short-Term Investments Fund	8,557,520	70,000
PIMCO Emerging Markets Local Currency and Bond Fund	16,567,677	115,808
PIMCO Extended Duration Fund	18,047,082	157,551
PIMCO Income Fund	12,367,674	149,772
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,898,379	54,323
PIMCO Investment Grade Credit Bond Fund	4,030,992	45,510
PIMCO Long Duration Total Return Fund	3,438,866	38,137
PIMCO Long-Term Real Return Fund	15,412,839	123,303
PIMCO Long-Term U.S. Government Fund	10,607,807	63,965
PIMCO Low Duration Fund	5,111,635	50,861
PIMCO Mortgage Opportunities and Bond Fund	1,357,908	14,910
PIMCO RAE Emerging Markets Fund	21,993,589	219,716
PIMCO RAE Fundamental Advantage PLUS Fund	31,971,771	281,352
PIMCO RAE International Fund	12,363,531	123,017
PIMCO RAE PLUS EMG Fund	12,605,219	129,329
PIMCO RAE PLUS Fund	22,931,553	149,743
PIMCO RAE PLUS International Fund	18,360,355	127,788
PIMCO RAE PLUS Small Fund	12,233,361	122,823
PIMCO RAE US Fund	1,318,723	15,389
PIMCO RAE US Small Fund	11,463,893	126,905
PIMCO RAE Worldwide Long/Short PLUS Fund	19,953,751	163,222
PIMCO Real Return Fund	13,734,846	168,527
PIMCO RealEstateRealReturn Strategy Fund	15,581,756	129,796
PIMCO Senior Floating Rate Fund	1,725,399	16,115
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,241,363	10,129
PIMCO StocksPLUS® International Fund (Unhedged)	3,053,265	20,152
PIMCO StocksPLUS® Short Fund	50,933,150	265,871
PIMCO Total Return Fund	7,845,253	83,160
PIMCO TRENDS Managed Futures Strategy Fund	2,502,257	25,748
Total Mutual Funds (Cost $3,878,865)		4,036,512
EXCHANGE-TRADED FUNDS 4.3%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	4,736,595	128,460
Total Exchange-Traded Funds (Cost $124,599)		128,460
SHORT-TERM INSTRUMENTS 2.0%
MUTUAL FUNDS 2.0%
PIMCO Government Money Market Fund 0.150% (a)(b)	60,267,186	60,267
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,817	127
Total Short-Term Instruments (Cost $60,394)		60,394
Total Investments in Affiliates (Cost $4,063,858)		4,225,366
Total Investments 139.7% (Cost $4,063,858)		$4,225,366
Other Assets and Liabilities, net (39.7)%		(1,199,789)
Net Assets 100.0%		$3,025,577

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Affiliates, at Value
Mutual Funds	$4,036,512	$0	$0	$4,036,512
Exchange-Traded Funds	128,460	0	0	128,460
Short-Term Instruments
Mutual Funds	60,267	0	0	60,267
Central Funds Used for Cash Management Purposes	127	0	0	127
Total Investments	$4,225,366	$0	$0	$4,225,366

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO All Asset Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.4%
MUTUAL FUNDS (a) 95.6%
PIMCO All Asset: Multi-RAE PLUS Fund	141,031,118	$1,602,114
PIMCO All Asset: Multi-Real Fund	85,078,292	973,296
PIMCO CommoditiesPLUS® Strategy Fund	117,100,547	578,477
PIMCO Dynamic Bond Fund	14,095,718	152,375
PIMCO Emerging Markets Bond Fund	23,960,616	261,171
PIMCO Emerging Markets Currency and Short-Term Investments Fund	48,725,061	398,571
PIMCO Emerging Markets Local Currency and Bond Fund	44,521,907	311,208
PIMCO Extended Duration Fund	49,701,726	433,896
PIMCO High Yield Fund	25,685,049	233,220
PIMCO Income Fund	60,885,120	737,319
PIMCO International Bond Fund (U.S. Dollar-Hedged)	16,890,011	187,310
PIMCO Investment Grade Credit Bond Fund	10,207,916	115,247
PIMCO Long-Term Real Return Fund	45,858,060	366,864
PIMCO Long-Term U.S. Government Fund	24,860,115	149,906
PIMCO Low Duration Fund	27,815,557	276,765
PIMCO Mortgage Opportunities and Bond Fund	11,148,457	122,410
PIMCO RAE Emerging Markets Fund	90,971,632	908,807
PIMCO RAE Fundamental Advantage PLUS Fund	117,865,532	1,037,217
PIMCO RAE International Fund	41,909,589	417,000
PIMCO RAE PLUS EMG Fund	69,482,974	712,895
PIMCO RAE PLUS Fund	7,551,722	49,313
PIMCO RAE PLUS International Fund	143,623,132	999,617
PIMCO RAE PLUS Small Fund	44,906,987	450,866
PIMCO RAE US Small Fund	35,103,605	388,597
PIMCO RAE Worldwide Long/Short PLUS Fund	99,228,593	811,690
PIMCO Real Return Fund	50,934,266	624,963
PIMCO RealEstateRealReturn Strategy Fund	99,514,934	828,959
PIMCO Senior Floating Rate Fund	17,081,326	159,540
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	27,217,059	222,091
PIMCO StocksPLUS® International Fund (Unhedged)	12,155,339	80,225
PIMCO Total Return Fund	36,248,543	384,235
PIMCO TRENDS Managed Futures Strategy Fund	15,312,507	157,566
Total Mutual Funds (Cost $13,370,924)		15,133,730
EXCHANGE-TRADED FUNDS 3.4%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	19,993,911	542,251
Total Exchange-Traded Funds (Cost $476,995)		542,251
SHORT-TERM INSTRUMENTS 1.4%
MUTUAL FUNDS 1.4%
PIMCO Government Money Market Fund 0.150% (a)(b)	219,685,135	219,685
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	89,331	881
Total Short-Term Instruments (Cost $220,568)		220,566
Total Investments in Affiliates (Cost $14,068,487)		15,896,547
Total Investments 100.4% (Cost $14,068,487)		$15,896,547
Other Assets and Liabilities, net (0.4)%		(62,450)
Net Assets 100.0%		$15,834,097

Schedule of Investments PIMCO All Asset Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Affiliates, at Value
Mutual Funds	$15,133,730	$0	$0	$15,133,730
Exchange-Traded Funds	542,251	0	0	542,251
Short-Term Instruments
Mutual Funds	219,685	0	0	219,685
Central Funds Used for Cash Management Purposes	881	0	0	881
Total Investments	$15,896,547	$0	$0	$15,896,547

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.0% ¤
MUNICIPAL BONDS & NOTES 91.7%
CALIFORNIA 81.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	$5,000	$5,544
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2022	520	558
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,797
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	343
5.000% due 10/01/2030	160	206
5.000% due 12/01/2030	1,050	1,320
5.000% due 10/01/2031	265	339
5.000% due 10/01/2032	290	369
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2028	375	478
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 11/15/2030	500	608
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,607
5.000% due 11/15/2031	3,390	4,349
5.000% due 08/15/2032	350	422
5.000% due 08/15/2033	600	721
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	2,250	2,889
California Health Facilities Financing Authority Revenue Bonds, Series 2020
5.000% due 04/01/2032	1,000	1,324
5.000% due 04/01/2033	1,000	1,316
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,707	2,847
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 0.751% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,250
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	750	868
California Infrastructure & Economic Development Bank Revenue Notes, Series 2020
4.000% due 11/01/2029	595	742
4.000% due 11/01/2030	490	619
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	850	877
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2029	1,300	1,604
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2026	1,000	1,070
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,229
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,122
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,235
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2037	280	339
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2039	1,000	1,266
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	500	546
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	3,550	5,122
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,097
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 5.000% due 08/15/2030	695	839
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	1,500	2,033
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,000	1,106
California Statewide Communities Development Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	270	318
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 05/15/2027	500	578
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	762
5.000% due 03/01/2031	200	253

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.000% due 08/01/2031	425	525
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2027	1,500	1,503
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,162
California Statewide Communities Development Authority Revenue Notes, Series 2017 5.000% due 05/15/2026	400	465
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	314
Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 08/01/2028 (a)	2,900	2,691
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	2,078
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,256
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012 5.000% due 06/01/2023	2,100	2,344
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016 5.000% due 07/01/2029	1,250	1,558
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,660	3,342
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	613
5.000% due 05/01/2033	750	913
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2026	500	618
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,835	1,954
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,871
Irvine, California Special Assessment Notes, Series 2012 4.000% due 09/02/2021	1,750	1,794
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	894
Los Angeles Community College District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2026	2,000	2,249
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,866
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2025	1,000	1,075
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,947
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,223
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,090	1,457
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,625
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,480
Napa Valley Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 08/01/2028 (a)	250	231
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (a)	915	853
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,345
Northern California Gas Authority, Revenue Bonds, Series 2007 0.871% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,705	1,697
Northern California Power Agency Revenue Bonds, Series 2012 5.000% due 07/01/2026	1,000	1,071
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,216
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,934
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2025	920	1,090
Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 10/01/2029	575	710
Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 0.000% due 11/01/2027 (a)	700	659
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	871
5.000% due 08/01/2024	1,450	1,684
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012 5.000% due 09/01/2023	1,800	1,944
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014 5.000% due 09/01/2026	785	912
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,206
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,181
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,227
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011 5.000% due 08/15/2025	4,000	4,119

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.000% due 02/01/2025	1,515	1,589
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	324
5.000% due 09/01/2031	290	334
5.000% due 09/01/2032	480	551
San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017 5.000% due 07/01/2034	415	494
San Diego County, California Water Authority Revenue Bonds, Series 2011 5.000% due 05/01/2028	2,000	2,032
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,340
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 5.000% due 08/01/2033	500	685
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	10	10
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2030	600	791
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020 4.000% due 05/01/2037	2,000	2,403
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,923
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	2,133
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2029 (a)	290	260
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (a)	2,575	2,346
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	360
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,321
5.000% due 03/01/2026	50	53
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2033	2,225	3,186
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,290
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	566
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,352
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	671
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	962
5.000% due 09/01/2029	300	358
Tustin Community Facilities District, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	690	837
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,961
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011 5.250% due 08/01/2027	2,000	2,059
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2037	250	297
West Basin Municipal Water District, California Revenue Bonds, Series 2011 5.000% due 08/01/2026	1,000	1,028
West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2028	2,000	2,103
		158,298
FLORIDA 0.2%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	465
GEORGIA 0.7%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 5.000% due 09/01/2033	1,000	1,358
GUAM 0.8%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2027	1,230	1,510
ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	500	586
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,830	1,987

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,862
		4,435
KENTUCKY 0.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,124
NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, Series 2019 6.219% due 09/01/2026	1,750	2,060
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	500	613
		2,673
NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,000	1,060
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	1,200	1,376
		2,436
OHIO 0.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,000	1,339
PENNSYLVANIA 0.5%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,000	1,002
PUERTO RICO 1.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.671% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	654
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	2,000	1,559
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,000	1,086
		3,299
Total Municipal Bonds & Notes (Cost $164,866)		177,939
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		532
Total Short-Term Instruments (Cost $532)		532
Total Investments in Securities (Cost $165,398)		178,471
	SHARES
INVESTMENTS IN AFFILIATES 7.2%
SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	1,405,514	13,860
Total Short-Term Instruments (Cost $13,833)		13,860
Total Investments in Affiliates (Cost $13,833)		13,860
Total Investments 99.2% (Cost $179,231)		$192,331
Other Assets and Liabilities, net 0.8%		1,643
Net Assets 100.0%		$193,974

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(b)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$532	U.S. Treasury Bills 0.000% due 12/30/2021		$(543)	$532	$532
Total Repurchase Agreements							$(543)	$532	$532
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	California				$0	$158,298	$0	$158,298
	Florida				0	465	0	465
	Georgia				0	1,358	0	1,358
	Guam				0	1,510	0	1,510
	Illinois				0	4,435	0	4,435
	Kentucky				0	1,124	0	1,124
	New Jersey				0	2,673	0	2,673
	New York				0	2,436	0	2,436
	Ohio				0	1,339	0	1,339
	Pennsylvania				0	1,002	0	1,002
	Puerto Rico				0	3,299	0	3,299
Short-Term Instruments
	Repurchase Agreements				0	532	0	532
					$0	$178,471	$0	$178,471
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$13,860	$0	$0	$13,860
Total Investments					$13,860	$178,471	$0	$192,331

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO California Municipal Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.5% ¤
MUNICIPAL BONDS & NOTES 87.0%
ARIZONA 0.2%
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	$200	$205
CALIFORNIA 77.8%
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2020 5.000% due 10/01/2045	1,000	1,172
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	111
4.000% due 04/01/2034	1,000	1,166
5.000% due 04/01/2056	250	299
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.250% due 04/01/2045	200	203
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	225	255
5.000% due 08/01/2049	400	456
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 08/01/2050	250	288
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	247
4.000% due 06/01/2035	200	245
5.000% due 06/01/2033	250	334
California Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	1,000	1,611
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	351
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	572
5.000% due 10/01/2043	500	615
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	225
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	229
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	113
5.000% due 11/15/2046 (c)	250	298
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	243
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	642
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2037	1,000	1,192
4.000% due 06/01/2050	2,000	2,337
4.000% due 08/15/2050	1,000	1,198
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	246	259
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.482% (0.7*US0001M + 0.380%) due 08/01/2047 ~	250	250
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.450% due 01/01/2050	2,000	2,002
4.125% due 01/01/2035	500	507
5.000% due 01/01/2055	500	526
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	289
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	116
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	382
5.000% due 06/01/2043	500	615
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	300	326
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	149
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (c)	260	301
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	270
5.000% due 06/01/2046	300	323
5.000% due 08/01/2046	500	570
California School Finance Authority Revenue Bonds, Series 2019 5.000% due 07/01/2054	1,000	1,237

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

California State General Obligation Bonds, Series 2004 0.050% due 05/01/2034	1,000	1,000
California State General Obligation Bonds, Series 2016 0.867% (0.7*US0001M + 0.760%) due 12/01/2031 ~	250	250
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	318
California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	500	611
5.000% due 04/01/2045	1,000	1,276
5.000% due 04/01/2049	400	507
California State General Obligation Notes, Series 2020 4.000% due 03/01/2026	500	596
California State University Revenue Bonds, Series 2012 5.000% due 11/01/2030	280	305
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	317
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	287
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	225	237
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	350	387
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	108
5.250% due 12/01/2056	150	169
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2048	2,000	2,423
5.000% due 12/01/2053	100	120
5.000% due 12/01/2057	100	120
5.500% due 12/01/2058	350	409
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2029 (a)	530	474
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (a)	250	203
El Dorado Irrigation District, California Certificates of Participation Bonds, Series 2020 4.000% due 03/01/2045	930	1,108
El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012 5.000% due 03/01/2028	100	106
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	110
Foothill-De Anza Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 08/01/2036 (a)	1,000	753
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	251
5.000% due 06/01/2047	300	311
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	111
5.000% due 06/01/2026	200	244
5.000% due 06/01/2027	250	313
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018 5.000% due 06/01/2022	200	213
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (a)	500	395
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	291
Hartnell Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2037	250	299
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	379
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	173
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	460	490
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	291
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	107
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	181
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	539
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	168
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2035	250	302
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	235
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	280
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	294
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	1,000	1,141
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2045	1,000	1,276

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.070% due 07/01/2035	600	600
Los Angeles Department of Water, California Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,898
Los Angeles Department of Water, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,000	1,285
Los Angeles Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2040	1,000	1,223
4.000% due 07/01/2044	1,000	1,208
Los Angeles, California Wastewater System Revenue Bonds, Series 2012 5.000% due 06/01/2024	100	107
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	276
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	64
7.000% due 11/01/2034	200	321
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	290
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	651
Metropolitan Water District of Southern California Revenue Bonds, Series 2020 5.000% due 07/01/2038	500	681
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.040% due 10/01/2036	2,000	2,000
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	416
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (a)	250	249
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	236
5.000% due 08/01/2031	150	198
Napa Valley Community College District, California General Obligation Bonds, Series 2018 0.000% due 08/01/2032 (b)	250	285
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (a)	500	435
Norris School District, California General Obligation Bonds, Series 2012 0.000% due 11/01/2040 (b)	250	286
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	585
Northern California Gas Authority, Revenue Bonds, Series 2007 0.871% (0.67*US0003M + 0.720%) due 07/01/2027 ~	365	363
Pasadena Unified School District, California General Obligation Bonds, Series 2012 5.000% due 05/01/2034	125	133
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	321
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	934
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	296
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,000	1,280
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	285
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	200	244
5.000% due 10/01/2047 (c)	100	121
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2031	100	106
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	311
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.701% (US0003M + 0.550%) due 06/01/2034 ~	500	470
Sacramento Municipal Utility District, California Revenue Bonds, Series 2020 5.000% due 08/15/2033	500	686
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	147
San Diego County, California Water Authority Revenue Bonds, Series 2013 5.000% due 05/01/2031	200	218
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	630
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	384
4.000% due 07/01/2047	400	462
San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019 4.000% due 07/01/2038	500	584
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	610
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	30	30
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	601
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020 4.000% due 05/01/2039	1,000	1,179
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	260

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	130
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012 5.000% due 11/01/2043	250	266
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	198
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	571
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,000	1,298
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	237
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	318
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,204
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	233
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	591
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	676
Sierra Joint Community College District School Facilities District No 1, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (a)	1,000	854
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2034	500	721
Temple City Unified School District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2036 (b)	200	238
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2031	500	673
5.000% due 06/01/2048	755	918
Turlock Irrigation District, California Revenue Bonds, Series 2011 5.500% due 01/01/2041	100	100
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	282
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	310
5.000% due 05/15/2058	100	125
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	639
University of California Revenue Bonds, Series 2020 4.000% due 05/15/2047	1,500	1,808
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	274
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2036	300	357
4.000% due 08/01/2038	550	649
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	610
		81,231
FLORIDA 0.5%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2039 (a)	850	484
ILLINOIS 1.8%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	200	217
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,000	1,102
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	525	568
		1,887
LOUISIANA 0.2%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	180	222
NEW JERSEY 0.9%
New Jersey Economic Development Authority Revenue Notes, Series 2019 6.219% due 09/01/2026	500	589
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	250	306
		895
NEW YORK 2.5%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	1,000	1,164
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 4.000% due 02/01/2022	550	561

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	800	917
		2,642
PENNSYLVANIA 1.0%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,000	1,002
PUERTO RICO 2.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.671% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	113
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	500	617
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	448	139
0.000% due 07/01/2051 (a)	700	157
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,095	1,207
		2,233
Total Municipal Bonds & Notes (Cost $84,920)		90,801
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (d) 0.5%		572
MUNICIPAL BONDS & NOTES 1.0%
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	$1,000	1,018
Total Municipal Bonds & Notes (Cost $1,017)		1,018
Total Short-Term Instruments (Cost $1,589)		1,590
Total Investments in Securities (Cost $86,509)		92,391
	SHARES
INVESTMENTS IN AFFILIATES 11.0%
SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short-Term Floating NAV Portfolio III	1,166,271	11,501
Total Short-Term Instruments (Cost $11,494)		11,501
Total Investments in Affiliates (Cost $11,494)		11,501
Total Investments 99.5% (Cost $98,003)		$103,892
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net 0.5%		474
Net Assets 100.0%		$104,363

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					Zero coupon security.
	(b)					Security becomes interest bearing at a future date.
	(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$572	U.S. Treasury Bills 0.000% due 12/30/2021		$(584)	$572	$572
Total Repurchase Agreements							$(584)	$572	$572
	(e)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021			28		(3,866)	$(8)	$0	$(3)
Total Futures Contracts							$(8)	$0	$(3)
Cash of $60 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona				$0	$205	$0	$205
	California				0	81,231	0	81,231
	Florida				0	484	0	484
	Illinois				0	1,887	0	1,887
	Louisiana				0	222	0	222
	New Jersey				0	895	0	895
	New York				0	2,642	0	2,642
	Pennsylvania				0	1,002	0	1,002
	Puerto Rico				0	2,233	0	2,233
Short-Term Instruments
	Repurchase Agreements				0	572	0	572
	Municipal Bonds & Notes				0	1,018	0	1,018
					$0	$92,391	$0	$92,391
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$11,501	$0	$0	$11,501
Total Investments					$11,501	$92,391	$0	$103,892
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$(3)	$0	$0	$(3)
Total Financial Derivative Instruments					$(3)	$0	$0	$(3)
Totals					$11,498	$92,391	$0	$103,889

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.1% ¤
MUNICIPAL BONDS & NOTES 92.4%
ALABAMA 0.8%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	$1,250	$1,282
CALIFORNIA 83.6%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013 5.000% due 10/01/2021	2,000	2,064
Bay Area Toll Authority, California Revenue Bonds, Series 2001 1.340% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,015
Bay Area Toll Authority, California Revenue Bonds, Series 2007 0.040% due 04/01/2047	1,000	1,000
Bay Area Toll Authority, California Revenue Bonds, Series 2008 1.190% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	203
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,249
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	748
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	340
5.000% due 06/01/2032	300	405
California Department of Water Resources Power Supply State Revenue Notes, Series 2015 5.000% due 05/01/2021	150	152
California Earthquake Authority Revenue Notes, Series 2020 1.477% due 07/01/2023	1,350	1,360
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	781
California Educational Facilities Authority Revenue Notes, Series 2019
5.000% due 10/01/2024	465	542
5.000% due 10/01/2025	455	550
California Health Facilities Financing Authority Revenue Bonds, Series 2009 5.000% due 07/01/2034	1,705	1,846
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,900	2,016
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	290
4.000% due 10/01/2036	125	142
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2032	1,500	1,631
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,750	2,129
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,184
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,500	1,699
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2022	260	277
5.000% due 06/01/2023	300	334
5.000% due 06/01/2027	365	462
California Housing Finance Revenue Notes, Series 2020 1.450% due 04/01/2024	1,500	1,513
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 0.751% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,500
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.482% (0.7*US0001M + 0.380%) due 08/01/2047 ~	2,250	2,250
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	650	671
California Municipal Finance Authority Revenue Bonds, Series 2010 0.230% due 09/01/2021	4,000	4,000
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2021	150	153
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,122
California Pollution Control Financing Authority Revenue Bonds, Series 2020 0.600% due 08/01/2040	500	500
California Public Finance Authority Revenue Bonds, Series 2017 0.060% due 08/01/2052	2,500	2,500
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009 0.070% due 08/01/2024	1,445	1,445
California State Department of Water Resources Revenue Bonds, Series 2014 0.460% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,008

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

California State General Obligation Bonds, Series 2003 0.020% due 05/01/2033	2,000	2,000
California State General Obligation Bonds, Series 2004
0.050% due 05/01/2034	3,800	3,800
0.060% due 05/01/2034	1,145	1,145
California State General Obligation Bonds, Series 2013 0.470% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,450
California State General Obligation Bonds, Series 2016 4.000% due 12/01/2030	3,000	3,046
California State General Obligation Notes, Series 2020 2.000% due 11/01/2022	1,500	1,551
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	235	255
California Statewide Communities Development Authority Revenue Bonds, Series 2007 0.050% due 08/01/2035	1,100	1,100
California Statewide Communities Development Authority Revenue Bonds, Series 2008 0.060% due 08/15/2047	1,500	1,500
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2015 5.000% due 08/15/2022	160	172
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2025	1,500	1,503
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2021	365	369
5.000% due 05/15/2024	1,100	1,222
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2022	300	319
5.000% due 07/01/2024	300	344
5.000% due 08/01/2024	150	172
5.000% due 03/01/2025	410	486
5.000% due 08/01/2025	415	492
California Statewide Communities Development Authority Revenue Notes, Series 2019 1.250% due 12/01/2021	750	753
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (a)	250	239
Contra Costa Transportation Authority, California Revenue Bonds, Series 2018 0.358% (0.7*US0001M + 0.250%) due 03/01/2034 ~	3,000	2,999
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2014 5.000% due 06/01/2022	390	417
Eastern Municipal Water District, California Revenue Bonds, Series 2018 0.340% (MUNIPSA + 0.250%) due 07/01/2046 ~	2,000	2,001
Eastern Municipal Water District, California Revenue Notes, Series 2016 5.000% due 07/01/2022	1,000	1,073
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018 5.000% due 05/01/2021	1,000	1,015
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2021	3,500	3,566
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (a)	1,565	1,282
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2022	350	371
Irvine Unified School District, California Special Tax Notes, Series 2017 5.000% due 09/01/2022	1,625	1,744
Livermore, California Certificates of Participation Notes, Series 2020 4.000% due 10/01/2030	250	320
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (a)	100	99
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	1,500	1,531
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	335	359
Los Angeles Department of Airports, California Revenue Notes, Series 2015 5.000% due 05/15/2021	860	875
Los Angeles Department of Water & Power, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,401
5.000% due 07/01/2024	1,665	1,946
Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.070% due 07/01/2035	1,700	1,700
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 0.340% (MUNIPSA + 0.250%) due 07/01/2037 ~	1,000	1,000
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.040% due 10/01/2036	4,000	4,000
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (a)	1,900	1,895
Natomas Unified School District, California General Obligation Notes, Series 2020 5.000% due 08/01/2023	1,500	1,679
Newport Mesa Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2046 (a)	1,000	166
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	4,000	4,459
Northern California Power Agency Revenue Notes, Series 2019
5.000% due 08/01/2021	2,270	2,330
5.000% due 08/01/2022	275	295
Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012 5.000% due 02/01/2024	1,660	1,734
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,086

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

5.000% due 11/01/2023	1,000	1,131
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2022	640	683
5.000% due 08/15/2023	930	1,030
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	418
Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,192
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2021	1,035	1,067
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007 5.000% due 02/15/2021	175	176
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	565
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2021	2,000	2,047
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.701% (US0003M + 0.550%) due 06/01/2034 ~	1,000	940
Sacramento County, California Water Financing Authority Revenue Notes, Series 2019
5.000% due 06/01/2021	380	388
5.000% due 06/01/2023	170	190
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	3,000	3,321
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017 5.000% due 07/01/2022	420	446
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020 5.000% due 08/01/2023	300	337
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,599
San Francisco, California City & County Revenue Bonds, Series 2017 0.090% due 07/01/2057	2,500	2,500
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	293
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	585
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008 0.060% due 04/01/2036	3,200	3,200
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2028 (b)	250	268
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,331
South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2030	550	760
5.000% due 11/01/2032	350	496
5.000% due 11/01/2033	750	1,074
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	339
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,118
Southern California Public Power Authority Revenue Notes, Series 2018 5.000% due 07/01/2022	340	364
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	696
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,315
5.000% due 06/01/2026	1,000	1,243
University of California Revenue Notes, Series 2015 5.000% due 05/15/2022	1,250	1,332
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,125
West Covina Public Financing Authority, California Revenue Notes, Series 2020 1.747% due 08/01/2021	600	602
		141,513
GUAM 0.7%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,102
ILLINOIS 1.3%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	100	108
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,112
		2,220
LOUISIANA 0.2%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.125% due 06/01/2037	400	410
MICHIGAN 0.6%
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	1,000	1,012

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

NEBRASKA 0.6%
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	1,000	1,004
NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,365	1,447
NORTH CAROLINA 1.6%
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	2,350	2,707
OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	378
PUERTO RICO 0.7%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,000	1,260
TENNESSEE 0.7%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,161
WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	800	806
Total Municipal Bonds & Notes (Cost $153,536)		156,302
SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (c) 0.1%		242
MUNICIPAL BONDS & NOTES 3.6%
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	$1,500	1,528
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	3,000	3,035
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	1,500	1,538
Total Municipal Bonds & Notes (Cost $6,093)		6,101
Total Short-Term Instruments (Cost $6,335)		6,343
Total Investments in Securities (Cost $159,871)		162,645
	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III	752,098	7,416
Total Short-Term Instruments (Cost $7,395)		7,416
Total Investments in Affiliates (Cost $7,395)		7,416
Total Investments 100.5% (Cost $167,266)		$170,061
Other Assets and Liabilities, net (0.5)%		(889)
Net Assets 100.0%		$169,172

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$242	U.S. Treasury Bills 0.000% due 12/30/2021		$(247)	$242	$242
Total Repurchase Agreements							$(247)	$242	$242
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,282	$0	$1,282
	California				0	141,513	0	141,513
	Guam				0	1,102	0	1,102
	Illinois				0	2,220	0	2,220
	Louisiana				0	410	0	410
	Michigan				0	1,012	0	1,012
	Nebraska				0	1,004	0	1,004
	New York				0	1,447	0	1,447
	North Carolina				0	2,707	0	2,707
	Oregon				0	378	0	378
	Puerto Rico				0	1,260	0	1,260
	Tennessee				0	1,161	0	1,161
	West Virginia				0	806	0	806
Short-Term Instruments
	Repurchase Agreements				0	242	0	242
	Municipal Bonds & Notes				0	6,101	0	6,101
					$0	$162,645	$0	$162,645
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$7,416	$0	$0	$7,416
Total Investments					$7,416	$162,645	$0	$170,061

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Climate Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
CORPORATE BONDS & NOTES 80.1%
BANKING & FINANCE 42.6%
Allstate Corp. 1.450% due 12/15/2030		$25	$25
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	200	289
Banco Bilbao Vizcaya Argentaria S.A. 1.375% due 05/14/2025		100	130
Bank of America Corp.
0.981% due 09/25/2025 •		$200	202
2.456% due 10/22/2025 •		100	107
Barclays PLC 0.625% due 11/14/2023 •	EUR	100	124
BNP Paribas S.A. 0.500% due 06/04/2026 •		200	249
Bush Foundation 2.754% due 10/01/2050		$25	26
Chubb INA Holdings, Inc. 0.875% due 06/15/2027	EUR	100	129
Citigroup, Inc. 1.678% due 05/15/2024 •		$50	52
Community Preservation Corp. 2.867% due 02/01/2030		75	78
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		400	403
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	100	126
2.750% due 01/22/2028	GBP	100	141
Digital Euro Finco LLC 2.500% due 01/16/2026	EUR	100	136
Equinix, Inc. 1.550% due 03/15/2028		$50	51
EUROFIMA 0.000% due 07/28/2026 (b)	EUR	130	162
European Bank for Reconstruction & Development 1.500% due 02/13/2025		$150	157
Farmers Exchange Capital 5.454% due 10/15/2054 •		50	62
Grainger PLC 3.375% due 04/24/2028	GBP	100	153
HAT Holdings LLC 3.750% due 09/15/2030		$300	313
Host Hotels & Resorts LP 3.500% due 09/15/2030		200	211
HSBC Holdings PLC 3.033% due 11/22/2023 •		200	210
ING Groep NV
4.625% due 01/06/2026		200	235
4.875% due 05/16/2029 •(c)(d)		200	205
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	100	125
JPMorgan Chase & Co. 0.653% due 09/16/2024 •		$100	101
Kilroy Realty LP 2.500% due 11/15/2032		300	305
Kimco Realty Corp. 2.700% due 10/01/2030		100	108
Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2028 (b)	EUR	100	127
0.750% due 09/30/2030		$100	98
LeasePlan Corp. NV
1.375% due 03/07/2024	EUR	100	127
3.500% due 04/09/2025		250	348
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	259
National Bank of Canada 0.550% due 11/15/2024 •		$250	251
Prologis International Funding S.A.
0.875% due 07/09/2029	EUR	125	162
1.750% due 03/15/2028		125	171
Radian Group, Inc. 6.625% due 03/15/2025		$130	147

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Regency Centers LP
3.600% due 02/01/2027		200	220
3.700% due 06/15/2030		60	68
Stockland Trust 1.500% due 11/03/2021	EUR	100	123
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024		130	165
UDR, Inc. 3.100% due 11/01/2034		$50	56
Weyerhaeuser Co. 7.375% due 03/15/2032		30	45
			6,982
INDUSTRIALS 15.5%
Boise Cascade Co. 4.875% due 07/01/2030		30	33
Celgene Corp. 3.550% due 08/15/2022		50	52
Central Japan Railway Co.
2.200% due 10/02/2024		200	210
3.400% due 09/06/2023		200	214
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		70	85
Danone S.A. 2.947% due 11/02/2026		200	220
Dell International LLC
4.900% due 10/01/2026		130	154
6.200% due 07/15/2030		50	65
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		10	11
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		200	201
Marks & Spencer PLC 4.500% due 07/10/2027	GBP	100	142
Nordstrom, Inc. 4.375% due 04/01/2030		$52	51
Owens Corning 3.950% due 08/15/2029		30	35
Pfizer, Inc. 2.625% due 04/01/2030		200	223
ProGroup AG 3.000% due 03/31/2026	EUR	100	124
Reckitt Benckiser Treasury Services PLC 1.750% due 05/19/2032	GBP	100	149
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	213
Rockefeller Foundation 2.492% due 10/01/2050		60	63
Stora Enso Oyj 2.500% due 03/21/2028	EUR	100	140
Tesco PLC 5.000% due 03/24/2023	GBP	100	150
			2,535
UTILITIES 22.0%
AES Corp. 2.450% due 01/15/2031		$50	51
Avangrid, Inc.
3.200% due 04/15/2025		50	55
3.800% due 06/01/2029		450	517
Clearway Energy Operating LLC 4.750% due 03/15/2028		30	32
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		100	115
3.950% due 04/01/2050		50	61
Eversource Energy 1.650% due 08/15/2030		500	499
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		200	217
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		200	206
Iberdrola Finanzas S.A. 0.875% due 06/16/2025	EUR	200	254
NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	200	159
4.800% due 12/01/2077 •		$51	56
Public Service Co. of Colorado
2.700% due 01/15/2051		200	214
3.200% due 03/01/2050		100	116
Solar Star Funding LLC 5.375% due 06/30/2035		517	572
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		181	206

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

TerraForm Power Operating LLC 5.000% due 01/31/2028		150	169
Verizon Communications, Inc. 1.500% due 09/18/2030		100	98
			3,597
Total Corporate Bonds & Notes (Cost $12,481)			13,114
MUNICIPAL BONDS & NOTES 4.9%
CALIFORNIA 2.4%
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
1.988% due 11/01/2031		170	175
2.803% due 11/01/2031		200	218
			393
FLORIDA 0.7%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	116
NEW YORK 1.8%
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.724% due 06/15/2042		110	169
5.882% due 06/15/2044		70	114
			283
Total Municipal Bonds & Notes (Cost $768)			792
U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Notes
0.250% due 12/31/2025		200	200
Total U.S. Treasury Obligations (Cost $200)			200
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	108
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	110
One Bryant Park Trust 2.516% due 09/15/2054		100	107
Total Non-Agency Mortgage-Backed Securities (Cost $309)			325
SOVEREIGN ISSUES 3.9%
Republic of Germany 0.000% due 08/15/2030 (b)	EUR	280	363
Societe Du Grand Paris EPIC 1.000% due 02/18/2070		100	138
Societe Nationale SNCF S.A. 0.625% due 04/17/2030		100	129
Total Sovereign Issues (Cost $594)			630
SHORT-TERM INSTRUMENTS 7.3%
U.S. TREASURY BILLS 7.3%
0.079% due 01/21/2021 - 03/04/2021 (a)(b)		$1,200	1,200
Total Short-Term Instruments (Cost $1,200)			1,200
Total Investments in Securities (Cost $15,552)			16,261
Total Investments 99.4% (Cost $15,552)			$16,261
Financial Derivative Instruments (e)(f) (1.1)%(Cost or Premiums, net $7)			(175)
Other Assets and Liabilities, net 1.7%			279
Net Assets 100.0%			$16,365

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	25	$3,154	$2	$1	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	1	$(217)	$0	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2021	18	(2,485)	(7)	0	(2)
$(7)	$0	$(2)
Total Futures Contracts	$(5)	$1	$(2)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	12/16/2050	$280	$8	$4	$12	$0	$(1)
Receive(1)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051	EUR	130	(1)	0	(1)	0	0
Total Swap Agreements	$7	$4	$11	$0	$(1)
Cash of $122 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	02/2021	GBP	632	$834	$0	$(31)
02/2021	SEK	1,005	116	0	(6)
BPS	02/2021	AUD	205	149	0	(10)
BRC	02/2021	$116	EUR	96	1	0
CBK	02/2021	EUR	341	$405	0	(12)
MYI	02/2021	AUD	10	7	0	0
02/2021	$120	SEK	1,015	3	0
RBC	02/2021	140	GBP	103	2	0
UAG	02/2021	EUR	3,102	$3,673	0	(120)
Total Forward Foreign Currency Contracts	$6	$(179)
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,982	$0	$6,982
Industrials	0	2,535	0	2,535
Utilities	0	3,597	0	3,597
Municipal Bonds & Notes
California	0	393	0	393
Florida	0	116	0	116
New York	0	283	0	283
U.S. Treasury Obligations	0	200	0	200
Non-Agency Mortgage-Backed Securities	0	325	0	325
Sovereign Issues	0	630	0	630
Short-Term Instruments
U.S. Treasury Bills	0	1,200	0	1,200
Total Investments	$0	$16,261	$0	$16,261
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	0	0	1
Over the counter	0	6	0	6
	$1	$6	$0	$7
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(1)	0	(3)
Over the counter	0	(179)	0	(179)
	$(2)	$(180)	$0	$(182)
Total Financial Derivative Instruments	$(1)	$(174)	$0	$(175)
Totals	$(1)	$16,087	$0	$16,086

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.5% ¤
CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 2.0%
Ally Financial, Inc.
4.250% due 04/15/2021		$2,047	$2,068
8.000% due 11/01/2031		1,424	2,093
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		52	55
Banca Monte dei Paschi di Siena SpA 5.375% due 01/18/2028 •	EUR	500	532
British Transco International Finance BV 0.000% due 11/04/2021 (d)		$530	527
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)	EUR	200	252
Deutsche Bank AG 4.250% due 10/14/2021		$4,805	4,928
Equinix, Inc. 2.875% due 02/01/2026	EUR	150	187
Ford Motor Credit Co. LLC 1.104% (US0003M + 0.880%) due 10/12/2021 ~		$4,894	4,836
General Motors Financial Co., Inc. 1.080% (US0003M + 0.850%) due 04/09/2021 ~		5,695	5,699
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~		4,538	4,554
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		3,203	3,263
4.519% due 06/25/2024 •		2,047	2,236
8.625% due 08/15/2021 •(f)(g)		730	759
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		178	187
UBS Group AG 2.004% due 04/14/2021 •		16,284	16,360
			48,536
INDUSTRIALS 2.3%
AbbVie, Inc. 5.000% due 12/15/2021		3,203	3,307
AutoNation, Inc. 3.350% due 01/15/2021		712	712
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,300	1,322
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		178	187
Charter Communications Operating LLC 4.464% due 07/23/2022		2,661	2,806
CVS Health Corp. 0.950% (US0003M + 0.720%) due 03/09/2021 ~		2,670	2,673
Danone S.A. 2.077% due 11/02/2021		4,449	4,504
Delta Air Lines, Inc. 3.625% due 03/15/2022		4,894	5,036
ERAC USA Finance LLC 2.600% due 12/01/2021		712	724
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		6,407	6,423
Heathrow Funding Ltd. 4.875% due 07/15/2023		150	153
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		10,945	10,947
Imperial Brands Finance PLC 3.750% due 07/21/2022		200	209
JT International Financial Services BV 3.500% due 09/28/2023		200	216
Komatsu Finance America, Inc. 2.437% due 09/11/2022		1,780	1,841
McDonald's Corp. 0.652% (US0003M + 0.430%) due 10/28/2021 ~		8,098	8,121
Microchip Technology, Inc. 3.922% due 06/01/2021		89	90
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		100	114

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Sprint Spectrum Co. LLC 3.360% due 03/20/2023	751	759
Syngenta Finance NV 3.933% due 04/23/2021	300	302
Time Warner Cable LLC 4.000% due 09/01/2021	1,513	1,535
Toyota Industries Corp. 3.110% due 03/12/2022	200	206
TransCanada PipeLines Ltd. 3.750% due 10/16/2023	89	96
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021	5,962	6,020
		58,303
SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC 3.870% due 09/02/2021 (h)	1,726	1,750
UTILITIES 0.5%
AT&T, Inc. 2.550% due 12/01/2033	378	390
Duke Energy Corp. 0.721% (US0003M + 0.500%) due 05/14/2021 ~	7,386	7,397
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~	979	980
Sprint Corp. 7.250% due 09/15/2021	801	834
Verizon Communications, Inc.
3.376% due 02/15/2025	349	388
4.016% due 12/03/2029	2,302	2,734
		12,723
Total Corporate Bonds & Notes (Cost $119,195)		121,312
U.S. GOVERNMENT AGENCIES 23.3%
Fannie Mae
0.578% due 10/25/2036 •	19	19
0.598% due 08/25/2037 •	663	668
2.125% due 04/24/2026 (k)	5,695	6,206
2.840% due 05/01/2038 •	3,515	3,703
Freddie Mac
0.539% due 07/15/2036 •	253	254
0.609% due 05/15/2032 - 09/15/2042 •	1,849	1,864
0.759% due 12/15/2037 •	213	216
0.779% due 10/15/2037 •	468	475
Ginnie Mae
0.399% due 10/16/2053 ~(a)	1,845	17
0.455% due 10/20/2043 •	3,926	3,920
0.599% due 08/20/2068 •	4,216	4,183
Small Business Administration
4.840% due 05/01/2025	45	48
4.990% due 09/01/2024	50	53
5.160% due 02/01/2028	37	40
5.310% due 05/01/2027	69	75
5.510% due 11/01/2027	28	31
5.820% due 06/01/2026	44	48
5.870% due 07/01/2028	26	29
6.020% due 08/01/2028	16	17
6.770% due 11/01/2028	59	66
Uniform Mortgage-Backed Security 3.500% due 02/01/2045 - 03/01/2048	8,973	9,518
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	22,900	23,706
2.500% due 03/01/2051	96,700	101,603
3.500% due 01/01/2051 - 02/01/2051	78,300	82,801
4.000% due 01/01/2051	183,000	195,438
4.000% due 02/01/2051	128,700	137,638
Total U.S. Government Agencies (Cost $571,275)		572,636
U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Bonds
3.000% due 05/15/2045	2,010	2,604
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022	95	97
0.125% due 07/15/2026	11,212	12,334
0.250% due 07/15/2029 (k)(m)	1,017	1,152
0.375% due 07/15/2023 (m)	302	320
0.375% due 07/15/2025 (k)	22,838	25,089
0.375% due 01/15/2027 (m)	162	180
0.375% due 07/15/2027	10,476	11,790
0.500% due 01/15/2028	6,434	7,298
0.625% due 07/15/2021(k)(m)	1,386	1,404

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

0.625% due 01/15/2026		6,143	6,859
0.750% due 02/15/2042		6,244	7,956
0.875% due 02/15/2047		1,795	2,416
1.000% due 02/15/2049		3,867	5,452
1.375% due 02/15/2044 (k)		3,419	4,928
1.375% due 02/15/2044		8,420	12,138
1.750% due 01/15/2028		101	124
2.125% due 02/15/2040		1,254	1,944
2.125% due 02/15/2041		112	175
2.500% due 01/15/2029 (k)		31,956	41,995
3.375% due 04/15/2032		1,066	1,625
3.875% due 04/15/2029		2,232	3,217
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	27,235
2.000% due 02/15/2025		33,704	36,091
2.750% due 02/15/2024		42,010	45,387
Total U.S. Treasury Obligations (Cost $229,902)			259,810
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust 3.936% due 07/25/2035 ~		113	115
American Home Mortgage Investment Trust 1.757% due 09/25/2045 •		1	1
Banc of America Funding Trust 3.442% due 05/20/2036 ^~		353	355
Bear Stearns Adjustable Rate Mortgage Trust 2.878% due 01/25/2035 ~		207	215
Bear Stearns ALT-A Trust 4.428% due 07/25/2035 ^~		678	573
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~		74	61
Chase Mortgage Finance Trust
3.195% due 02/25/2037 ~		142	142
3.562% due 02/25/2037 ~		98	100
5.500% due 12/25/2022 ^		383	235
ChaseFlex Trust 6.300% due 06/25/2036 ^~		64	58
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.428% due 01/25/2035 •		4	4
Citigroup Mortgage Loan Trust 2.520% due 11/25/2035 •		73	71
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		6,599	4,078
6.500% due 09/25/2037 ^		1,540	956
Countrywide Home Loan Mortgage Pass-Through Trust
2.948% due 11/20/2034 ~		345	347
3.199% due 08/20/2035 ^~		1,635	1,582
Eurosail PLC 0.991% due 06/13/2045 •	GBP	1,616	2,199
First Horizon Alternative Mortgage Securities Trust 2.651% due 04/25/2035 ~		$263	274
GSR Mortgage Loan Trust
3.201% due 09/25/2035 ~		9	9
3.835% due 11/25/2035 ~		124	125
HarborView Mortgage Loan Trust
0.282% due 03/19/2037 •		809	770
0.357% due 12/19/2036 •		8,501	7,649
0.772% due 11/19/2035 •		663	607
0.832% due 06/20/2035 •		432	415
HomeBanc Mortgage Trust 0.808% due 10/25/2035 •		112	113
IndyMac Mortgage Loan Trust
0.358% due 07/25/2036 •		1,030	965
3.112% due 11/25/2035 ^~		209	193
JPMorgan Alternative Loan Trust 6.310% due 08/25/2036 ^þ		2,451	2,375
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		68	70
3.267% due 04/25/2035 ~		29	30
MASTR Adjustable Rate Mortgages Trust 3.176% due 11/21/2034 ~		142	145
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.899% due 09/15/2030 •		97	97
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.639% due 06/15/2030 •		7	7
Merrill Lynch Mortgage Investors Trust
2.529% due 12/25/2034 ~		70	70
2.541% due 05/25/2036 ~		3	3
3.512% due 06/25/2035 ~		188	189
Natixis Commercial Mortgage Securities Trust 0.909% due 02/15/2033 •		4,227	4,033
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.908% due 12/25/2035 •		5,660	5,597
Residential Accredit Loans, Inc. Trust
0.508% due 06/25/2046 •		110	39

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 09/25/2036		225	210
6.000% due 09/25/2036 ^		591	552
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		7,931	4,717
Structured Adjustable Rate Mortgage Loan Trust 1.105% due 11/25/2034 •		612	585
Structured Asset Mortgage Investments Trust
0.568% due 05/25/2036 •		91	78
0.832% due 05/19/2035 •		47	47
Thornburg Mortgage Securities Trust 1.639% due 03/25/2037 ^•		2,542	2,339
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	7,181	9,858
WaMu Mortgage Pass-Through Certificates Trust
0.888% due 11/25/2034 •		$214	214
0.888% due 01/25/2045 •		439	431
0.948% due 01/25/2045 •		269	269
2.810% due 10/25/2034 ~		39	40
2.897% due 01/25/2035 ~		43	44
3.655% due 06/25/2034 ~		39	40
Wells Fargo Mortgage-Backed Securities Trust 4.018% due 04/25/2036 ~		268	257
Total Non-Agency Mortgage-Backed Securities (Cost $55,654)			54,548
ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp. Home Equity Loan Trust
1.018% due 05/25/2035 •		745	741
1.048% due 12/25/2034 •		482	468
Asset-Backed Securities Corp. Home Equity Loan Trust 0.378% due 11/25/2036 •		5,873	5,526
Atrium Corp. 1.046% due 04/22/2027 •		2,720	2,711
Babson Euro CLO BV 0.309% due 10/25/2029 •	EUR	650	788
Bear Stearns Asset-Backed Securities Trust
0.648% due 09/25/2046 •		$384	337
0.808% due 02/25/2036 •		7,641	6,853
Benefit Street Partners CLO Ltd. 0.998% due 07/18/2027 •		680	678
California Street CLO Ltd. 1.267% due 10/15/2025 •		3,833	3,835
Carlyle Global Market Strategies Euro CLO DAC 1.200% due 09/21/2029	EUR	317	388
Catamaran CLO Ltd. 1.067% due 01/27/2028 •		$2,955	2,940
CoreVest American Finance Trust 2.968% due 10/15/2049		550	560
Countrywide Asset-Backed Certificates 1.183% due 12/25/2035 •		2,314	2,281
Countrywide Asset-Backed Certificates Trust 1.873% due 11/25/2034 •		2,519	2,539
Countrywide Asset-Backed Certificates Trust, Inc.
0.928% due 11/25/2034 •		245	236
1.003% due 08/25/2034 •		70	69
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		3,893	3,883
Fremont Home Loan Trust
0.288% due 01/25/2037 •		1,906	1,254
0.388% due 10/25/2036 •		6,241	3,441
GSAMP Trust 0.348% due 11/25/2036 •		881	559
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		775	772
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.198% due 11/25/2034 •		175	172
Jamestown CLO Ltd. 0.927% due 07/15/2026 •		244	244
Jubilee CLO BV 0.257% due 12/15/2029 •	EUR	1,940	2,359
KVK CLO Ltd. 1.129% due 01/14/2028 •		$365	363
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		598	602
Morgan Stanley ABS Capital, Inc. Trust
1.078% due 03/25/2035 •		76	78
1.183% due 07/25/2035 •		6,616	6,577
North Carolina State Education Assistance Authority 0.950% due 07/25/2039 •		3,636	3,631
OCP CLO Ltd.
1.035% due 10/26/2027 •		2,719	2,716
1.037% due 07/15/2027 •		1,077	1,075
1.068% due 04/17/2027 •		348	348
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •		2,174	1,629
0.288% due 03/25/2037 •		1,804	1,400

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Palmer Square Loan Funding Ltd. 0.887% due 07/15/2026 •		5,456	5,444
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.123% due 10/25/2034 •		24	24
Residential Asset Mortgage Products Trust 0.943% due 06/25/2035 •		7	7
Residential Asset Securities Corp. Trust 0.718% due 02/25/2036 •		15	15
Saxon Asset Securities Trust 0.458% due 09/25/2037 •		934	909
SLM Student Loan Trust 1.715% due 04/25/2023 •		1,896	1,897
Sound Point CLO Ltd. 1.108% due 01/20/2028 •		2,945	2,942
Soundview Home Loan Trust 1.098% due 10/25/2037 •		1,081	924
Structured Asset Securities Corp. Mortgage Loan Trust 1.655% due 04/25/2035 •		87	86
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		2,095	2,096
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		165	165
TICP CLO Ltd. 1.058% due 04/20/2028 •		16,542	16,453
Tralee CLO Ltd. 1.248% due 10/20/2027 •		1,642	1,638
Venture CLO Ltd. 1.117% due 07/15/2027 •		1,887	1,881
Wind River CLO Ltd. 1.107% due 10/15/2027 •		143	143
Total Asset-Backed Securities (Cost $95,673)			96,677
SOVEREIGN ISSUES 2.4%
New Zealand Government International Bond 2.000% due 09/20/2025 (e)	NZD	3,059	2,468
United Kingdom Gilt 1.250% due 11/22/2027 (e)	GBP	31,841	57,735
Total Sovereign Issues (Cost $55,118)			60,203
		OUNCES
COMMODITIES 15.1%
Gold Warehouse Receipts		195,833	228,155
Platinum Warehouse Receipts		8,093	10,376
Silver Warehouse Receipts		94,517	133,357
Total Commodities (Cost $298,444)			371,888
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.1%
REPURCHASE AGREEMENTS (i) 19.3%			474,206
U.S. TREASURY BILLS 8.5%
0.111% due 01/07/2021 - 05/06/2021 (b)(c)(d)(k)(m)		$208,796	208,768
U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
0.105% due 02/18/2021 - 03/16/2021 (b)(c)(d)(k)(m)		31,908	31,906
Total Short-Term Instruments (Cost $714,860)			714,880
Total Investments in Securities (Cost $2,140,121)			2,251,954
		SHARES
INVESTMENTS IN AFFILIATES 38.3%
SHORT-TERM INSTRUMENTS 38.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 38.3%
PIMCO Short Asset Portfolio		38,131,853	382,272
PIMCO Short-Term Floating NAV Portfolio III		56,799,976	560,104

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $940,346)	942,376
Total Investments in Affiliates (Cost $940,346)	942,376
Total Investments 129.8% (Cost $3,080,467)	$3,194,330
Financial Derivative Instruments (j)(l) 2.2%(Cost or Premiums, net $(468))	54,684
Other Assets and Liabilities, net (32.0)%	(787,343)
Net Assets 100.0%	$2,461,671

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$1,726	$1,750	0.07%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.110%	12/31/2020	01/04/2021	$50,000	U.S. Treasury Bonds 1.125% due 08/15/2040	$(51,119)	$50,000	$50,001
DEU	0.080	12/23/2020	01/13/2021	10,736	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(10,773)	10,736	10,736
FICC	0.000	12/31/2020	01/04/2021	27,428	U.S. Treasury Bills 0.000% due 12/30/2021	(27,977)	27,428	27,428
JPS	0.080	12/23/2020	01/06/2021	42,742	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(42,992)	42,742	42,744
0.110	01/04/2021	01/05/2021	50,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(51,027)	50,000	50,000
0.110	01/04/2021	01/05/2021	100,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(102,054)	100,000	100,000
0.120	12/31/2020	01/04/2021	100,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(102,254)	100,000	100,001
NOM	0.080	12/31/2020	01/04/2021	46,000	U.S. Treasury Bonds 2.875% due 05/15/2049	(47,032)	46,000	46,000
0.080	12/31/2020	01/04/2021	47,300	U.S. Treasury Bonds 2.875% due 05/15/2049	(48,361)	47,300	47,300
Total Repurchase Agreements	$(483,589)	$474,206	$474,210
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2051	$19,000	$(20,092)	$(20,111)
U.S. Treasury Obligations (2.2)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2030	38,286	(42,610)	(42,991)
U.S. Treasury Inflation Protected Securities	0.750	07/15/2028	9,232	(10,628)	(10,774)
Total U.S. Treasury Obligations	(53,238)	(53,765)
Total Short Sales (3.0)%	$(73,330)	$(73,876)
(1)	Includes accrued interest.
(2)	Payable for short sales includes $55 of accrued interest.

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(6,481) at a weighted average interest rate of 0.159%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Calendar Spread April Futures	$0.300	03/19/2021	9	$9	$1	$0
Put - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	9	9	1	1
Put - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	9	9	1	1
Put - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	9	9	0	0
Put - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	9	9	1	1
Put - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	9	9	0	0
Put - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	9	9	0	0
Put - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	9	9	0	0
Put - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	9	9	1	1
Put - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	9	9	1	1
Put - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	9	9	1	1
Total Purchased Options					$7	$6
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold December 2021 Futures	$2,500.000	11/23/2021	158	$16	$(890)	$(496)
Call - CMX Gold December 2021 Futures	4,000.000	11/23/2021	96	10	(93)	(40)
Call - CMX Gold June 2021 Futures	3,500.000	05/25/2021	84	8	(79)	(7)
Call - NYMEX Crude Calendar Spread April Futures	0.300	03/19/2021	9	9	(1)	(1)
Call - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	9	9	(1)	(2)
Call - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	9	9	(1)	(2)
Call - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	9	9	(1)	0
Call - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	9	9	(1)	(1)
Call - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	9	9	(1)	(1)
Call - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	9	9	(1)	0
Call - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	9	9	(1)	(1)
Call - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	9	9	(1)	(2)
Call - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	9	9	(1)	(2)
Call - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	9	9	(1)	(2)
Call - NYMEX Crude December 2021 Futures	40.000	11/16/2021	107	107	(647)	(1,175)
Call - NYMEX Crude February 2021 Futures	46.000	01/14/2021	372	372	(325)	(1,123)
Call - NYMEX Crude February 2021 Futures	47.000	01/14/2021	180	180	(143)	(407)
Call - NYMEX Crude February 2021 Futures	47.500	01/14/2021	180	180	(150)	(345)
Call - NYMEX Crude March 2021 Futures	51.000	02/17/2021	132	132	(138)	(182)
Call - NYMEX Crude March 2021 Futures	53.000	02/17/2021	264	264	(228)	(216)
Call - NYMEX Crude March 2021 Futures	53.500	02/17/2021	264	264	(211)	(190)
Call - NYMEX Crude March 2021 Futures	54.000	02/17/2021	264	264	(193)	(169)
Put - NYMEX Natural Gas April 2021 Futures	2.500	03/26/2021	73	730	(142)	(151)
Put - NYMEX Natural Gas April 2021 Futures	12.000	03/26/2021	26	19	(14)	(6)
Put - NYMEX Natural Gas April 2021 Futures	13.000	03/26/2021	26	19	(20)	(10)
Call - NYMEX Natural Gas April 2021 Futures	18.000	03/26/2021	26	19	(13)	(31)
Call - NYMEX Natural Gas April 2021 Futures	19.000	03/26/2021	26	19	(9)	(24)
Put - NYMEX Natural Gas February 2021 Futures	2.300	01/26/2021	122	1,220	(139)	(91)
Put - NYMEX Natural Gas February 2021 Futures	2.400	01/26/2021	121	1,210	(191)	(133)
Put - NYMEX Natural Gas February 2021 Futures	14.500	01/27/2021	84	56	(38)	(8)
Put - NYMEX Natural Gas February 2021 Futures	15.500	01/27/2021	108	73	(63)	(20)
Call - NYMEX Natural Gas February 2021 Futures	18.000	01/27/2021	36	24	(18)	(60)
Call - NYMEX Natural Gas February 2021 Futures	18.500	01/27/2021	84	56	(38)	(121)
Call - NYMEX Natural Gas February 2021 Futures	19.000	01/27/2021	108	73	(73)	(133)
Put - NYMEX Natural Gas June 2021 Futures	12.000	05/26/2021	26	19	(14)	(12)
Put - NYMEX Natural Gas June 2021 Futures	13.000	05/26/2021	26	19	(20)	(17)
Call - NYMEX Natural Gas June 2021 Futures	18.000	05/26/2021	26	19	(13)	(26)
Call - NYMEX Natural Gas June 2021 Futures	19.000	05/26/2021	26	19	(9)	(20)
Put - NYMEX Natural Gas May 2021 Futures	12.000	04/26/2021	26	19	(14)	(9)
Put - NYMEX Natural Gas May 2021 Futures	13.000	04/26/2021	26	19	(21)	(14)
Call - NYMEX Natural Gas May 2021 Futures	18.000	04/26/2021	26	19	(14)	(27)
Call - NYMEX Natural Gas May 2021 Futures	19.000	04/26/2021	26	19	(9)	(20)
Total Written Options					$(3,980)	$(5,297)

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee July Futures	07/2021	10	$494	$13	$11	$0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	8	9	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	8	10	1	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	9	11	0	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	8	10	1	0	0
Brent Crude April Futures	02/2021	202	10,468	237	28	0
Brent Crude December Futures	10/2021	2,652	134,589	10,135	0	(27)
Brent Crude March Futures	01/2021	652	33,774	907	111	0
Brent Crude March Futures	01/2022	762	38,412	6,254	0	(30)
Brent Crude September Futures	07/2021	4	205	0	0	0
California Carbon Allowance Future Vintage December Futures	12/2021	2,379	44,249	1,641	214	0
Chicago Ethanol (Platts) February Futures	02/2021	178	11,382	1,125	280	0
Chicago Ethanol (Platts) Futures June Futures	06/2021	65	4,204	368	96	0
Chicago Ethanol (Platts) March Futures	03/2021	342	22,085	2,502	539	0
Coal April Futures	04/2021	8	549	5	0	0
Coal June Futures	06/2021	8	552	8	0	0
Coal May Futures	05/2021	8	553	9	0	0
Cocoa July Futures	07/2021	28	703	(3)	3	0
Cocoa March Futures	03/2021	83	2,160	75	5	0
Copper March Futures	03/2021	47	4,135	(4)	0	(35)
Corn December Futures	12/2021	8	174	5	1	0
Corn July Futures	07/2021	15	360	17	6	0
Cotton No. 2 July Futures	07/2021	65	2,573	80	1	0
Cotton No. 2 March Futures	03/2021	43	1,680	133	3	0
Euro-BTP Italy Government Bond March Futures	03/2021	32	5,942	22	2	0
Gas Oil April Futures	04/2021	8	341	(5)	0	(3)
Gas Oil December Futures	12/2021	1,172	50,865	6,241	0	(381)
Gas Oil June Futures	06/2021	231	9,898	345	0	(87)
Gas Oil March Futures	03/2021	92	3,910	618	0	(41)
Gold 100 oz. April Futures	04/2021	14	2,659	34	3	0
Gold 100 oz. December Futures	12/2021	37	7,071	741	8	0
Gold 100 oz. June Futures	06/2021	3	571	112	1	0
Hard Red Winter Wheat July Futures	07/2021	37	1,123	44	4	0
Hard Red Winter Wheat March Futures	03/2021	101	3,048	206	11	0
Hard Red Winter Wheat May Futures	05/2021	249	7,548	891	22	0
Henry Hub Natural Gas April Futures	03/2022	119	723	(36)	8	0
Henry Hub Natural Gas August Futures	07/2022	121	743	(29)	5	0
Henry Hub Natural Gas December Futures	11/2021	40	291	23	7	0
Henry Hub Natural Gas December Futures	11/2022	121	816	44	5	0
Henry Hub Natural Gas February Futures	01/2022	117	860	115	18	0
Henry Hub Natural Gas January Futures	12/2021	121	909	138	20	0
Henry Hub Natural Gas July Futures	06/2022	121	740	(31)	5	0
Henry Hub Natural Gas June Futures	05/2022	119	718	(41)	5	0
Henry Hub Natural Gas March Futures	02/2022	121	845	73	14	0
Henry Hub Natural Gas May Futures	04/2022	121	721	(50)	6	0
Henry Hub Natural Gas November Futures	10/2021	40	280	12	7	0
Henry Hub Natural Gas November Futures	10/2022	119	756	(3)	5	0
Henry Hub Natural Gas October Futures	09/2021	40	274	(5)	8	0
Henry Hub Natural Gas October Futures	09/2022	121	744	(28)	5	0
Henry Hub Natural Gas September Futures	08/2022	119	724	(34)	4	0
ICE Carbon Emissions March Futures	03/2021	62	2,468	38	39	(61)
Iron Ore March Futures	03/2021	327	5,015	116	27	0
Lean Hogs June Futures	06/2021	20	663	24	7	0
Live Cattle April Futures	04/2021	57	2,719	34	15	0

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures	04/2021	2	59	28	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	2	54	23	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	2	54	23	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures	02/2021	2	69	38	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2021	2	69	38	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	2	54	24	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures	06/2021	2	55	25	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2021	2	64	34	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures	05/2021	2	57	26	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	2	54	23	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	2	54	23	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	2	54	23	0	(1)
Natural Gas April Futures	03/2021	142	2,113	119	33	(1)
Natural Gas February Futures	01/2021	120	3,047	(377)	140	0
Natural Gas February Futures	01/2021	77	1,209	42	25	0
Natural Gas June Futures	05/2021	2	28	(1)	0	0
Natural Gas May Futures	04/2021	752	19,214	435	632	0
Natural Gas May Futures	04/2021	2	30	0	0	0
New York Harbor ULSD June Futures	05/2021	51	3,193	13	0	(9)
Nickel March Futures	03/2021	46	4,584	(164)	15	(178)
RBOB Gasoline June Futures	05/2021	96	6,185	197	25	0
Soybean July Futures	07/2021	19	1,233	78	7	0
Soybean March Futures	03/2021	134	8,784	1,054	70	0
Soybean Meal July Futures	07/2021	40	1,678	90	0	(1)
Soybean Meal March Futures	03/2021	369	15,845	1,504	59	0
Soybean Oil July Futures	07/2021	68	1,670	87	14	0
Sugar No. 11 July Futures	06/2021	154	2,447	122	22	0
U.S. Treasury 30-Year Bond March Futures	03/2021	126	21,822	(280)	43	0
Wheat July Futures	07/2021	48	1,508	56	2	0
Wheat March Futures	03/2021	268	8,583	783	0	(3)
White Sugar March Futures	02/2021	240	5,051	620	30	(1)
White Sugar May Futures	04/2021	284	5,855	167	37	0
WTI Crude August Futures	07/2021	132	6,385	363	7	0
WTI Crude December Futures	11/2022	1,127	52,112	2,550	1	(101)
WTI Crude February Futures	01/2021	466	22,610	1,646	56	0
WTI Crude June Futures	05/2021	148	7,197	868	12	0
WTI Crude June Futures	05/2022	1,735	81,146	3,285	1	(139)
WTI Crude March Futures	02/2021	242	11,768	239	31	0
WTI Crude September Futures	08/2021	854	41,154	4,070	26	0
WTI Crude September Futures	08/2022	158	7,338	210	0	(14)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2021	25	37	(25)	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2021	25	35	(27)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2021	25	31	(31)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2021	25	41	(21)	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2021	25	35	(27)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2021	25	36	(26)	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2021	25	39	(23)	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2021	25	36	(26)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2021	25	33	(30)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2021	25	34	(28)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2021	25	35	(27)	0	0
Zinc March Futures	03/2021	18	1,237	(5)	0	(5)
				$50,935	$2,852	$(1,122)
SHORT FUTURES CONTRACTS
					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2021	71	$(3,510)	$49	$49	$0
Arabica Coffee March Futures	03/2021	68	(3,270)	(230)	0	(73)
Brent Crude December Futures	10/2022	79	(3,933)	(32)	7	(1)
Brent Crude December Futures	10/2023	552	(27,296)	(101)	78	0
Brent Crude June Futures	04/2021	2,273	(117,423)	(12,539)	0	(182)
Brent Crude June Futures	04/2022	413	(20,720)	(1,159)	33	0
Brent Crude June Futures	04/2023	904	(44,920)	(771)	108	0
Call Options Strike @ USD 49.000 on Brent Crude March 2021 Futures (2)	01/2021	228	(834)	(599)	0	(30)
Call Options Strike @ USD 50.000 on Brent Crude March 2021 Futures (2)	01/2021	108	(318)	(230)	0	(14)
Call Options Strike @ USD 51.000 on Brent Crude March 2021 Futures (2)	01/2021	216	(497)	(324)	0	(28)

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Call Options Strike @ USD 53.000 on Brent Crude March 2021 Futures (2)	01/2021	144	(190)	(69)	0	(20)
Call Options Strike @ USD 54.000 on Brent Crude March 2021 Futures (2)	01/2021	144	(143)	(20)	0	(20)
Call Options Strike @ USD 55.000 on Brent Crude April 2021 Futures (2)	02/2021	252	(348)	(91)	0	(28)
Call Options Strike @ USD 55.500 on Brent Crude April 2021 Futures (2)	02/2021	132	(164)	(40)	0	(16)
Call Options Strike @ USD 56.000 on Brent Crude April 2021 Futures (2)	02/2021	264	(293)	(43)	0	(29)
Call Options Strike @ USD 57.000 on Brent Crude April 2021 Futures (2)	02/2021	144	(128)	(3)	0	(14)
Corn March Futures	03/2021	1,734	(41,963)	(6,854)	0	(824)
Euro-Bund 10-Year Bond March Futures	03/2021	59	(12,804)	1	4	0
Gas Oil June Futures	06/2022	174	(7,626)	(782)	52	0
Gas Oil March Futures	03/2022	332	(14,525)	(1,596)	100	0
Gas Oil September Futures	09/2021	332	(14,376)	(1,973)	116	0
Gold 100 oz. February Futures	02/2021	1,112	(210,735)	439	0	(189)
Lead March Futures	03/2021	17	(848)	15	15	0
Lean Hogs April Futures	04/2021	195	(5,636)	(169)	0	(92)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures	04/2021	2	(53)	(24)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	2	(48)	(19)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	2	(48)	(19)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures	02/2021	2	(61)	(31)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2021	2	(63)	(33)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	2	(49)	(19)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures	06/2021	2	(49)	(20)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2021	2	(57)	(27)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures	05/2021	2	(51)	(21)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	2	(48)	(19)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	2	(48)	(19)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	2	(48)	(19)	0	(1)
Natural Gas April Futures	03/2021	255	(6,472)	(79)	0	(232)
Natural Gas April Futures	03/2022	101	(1,413)	(124)	0	(19)
Natural Gas August Futures	07/2022	101	(1,367)	(36)	0	(14)
Natural Gas December Futures	11/2021	42	(680)	(189)	0	(5)
Natural Gas December Futures	11/2022	101	(1,516)	(185)	0	(10)
Natural Gas February Futures	01/2022	101	(1,493)	(290)	0	(14)
Natural Gas January Futures	12/2021	101	(1,650)	(319)	0	(15)
Natural Gas July Futures	06/2022	101	(1,370)	(39)	0	(18)
Natural Gas June Futures	05/2022	101	(1,313)	(24)	0	(19)
Natural Gas March Futures	02/2021	388	(9,801)	504	0	(401)
Natural Gas March Futures	02/2021	175	(2,935)	(228)	0	(76)
Natural Gas March Futures	02/2021	5	(111)	(10)	0	(2)
Natural Gas March Futures	02/2022	101	(1,616)	(286)	0	(17)
Natural Gas May Futures	04/2022	101	(1,381)	(49)	0	(21)
Natural Gas November Futures	10/2021	42	(650)	(175)	0	(7)
Natural Gas November Futures	10/2022	101	(1,426)	(138)	0	(10)
Natural Gas October Futures	09/2021	376	(10,306)	(517)	0	(293)
Natural Gas October Futures	09/2021	42	(640)	(149)	0	(10)
Natural Gas October Futures	09/2022	101	(1,455)	(124)	0	(11)
Natural Gas September Futures	08/2022	101	(1,314)	(25)	0	(14)
Palladium March Futures	03/2021	3	(736)	(40)	0	(23)
Platinum April Futures	04/2021	73	(3,939)	(140)	0	(3)
RBOB Gasoline March Futures	02/2021	261	(15,516)	(2,326)	0	(99)
Silver March Futures	03/2021	874	(115,420)	(3,906)	704	0
Silver May Futures	05/2021	130	(17,207)	1,458	104	0
Soybean November Futures	11/2021	32	(1,779)	(42)	0	(13)
Soybean Oil March Futures	03/2021	41	(1,043)	(107)	0	(13)
Sugar No. 11 March Futures	02/2021	233	(4,042)	(218)	1	(55)
Sugar No. 11 May Futures	04/2021	242	(3,979)	(116)	0	(41)
U.S. Treasury 5-Year Note March Futures	03/2021	92	(11,607)	(24)	0	(4)
U.S. Treasury 10-Year Note March Futures	03/2021	1,543	(213,055)	(172)	0	(169)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	306	(65,350)	1,269	0	(229)
United Kingdom Long Gilt March Futures	03/2021	352	(65,244)	(730)	0	(140)
Wheat May Futures	05/2021	149	(4,764)	(322)	0	(7)
WTI Crude April Futures	03/2021	66	(3,214)	(193)	0	(8)
WTI Crude December Futures	11/2021	1,839	(87,684)	(8,104)	0	0
WTI Crude December Futures	11/2023	21	(954)	5	2	(1)
WTI Crude January Futures	12/2021	294	(13,962)	(879)	3	0
WTI Crude June Futures	05/2021	890	(43,281)	(4,786)	0	(72)
WTI Crude June Futures	05/2023	193	(8,830)	(202)	24	0
WTI Crude March Futures	02/2021	19	(924)	10	0	(2)
WTI Crude March Futures	02/2022	104	(4,904)	(89)	3	0

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

WTI Crude May Futures	04/2021	294	(14,315)	(932)	0	(29)
WTI Midland vs WTI Trade April Futures	03/2021	25	(23)	9	0	0
WTI Midland vs WTI Trade August Futures	07/2021	25	(20)	13	0	0
WTI Midland vs WTI Trade December Futures	11/2021	25	(16)	16	0	(1)
WTI Midland vs WTI Trade February Futures	01/2021	25	(26)	6	1	0
WTI Midland vs WTI Trade July Futures	06/2021	25	(20)	13	0	0
WTI Midland vs WTI Trade June Futures	05/2021	25	(21)	12	0	(1)
WTI Midland vs WTI Trade March Futures	02/2021	25	(25)	8	1	0
WTI Midland vs WTI Trade May Futures	04/2021	25	(22)	10	0	0
WTI Midland vs WTI Trade November Futures	10/2021	25	(17)	15	0	0
WTI Midland vs WTI Trade October Futures	09/2021	25	(18)	15	1	0
WTI Midland vs WTI Trade September Futures	08/2021	25	(20)	13	0	0
$(50,329)	$1,406	$(3,690)
Total Futures Contracts	$606	$4,258	$(4,812)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026	$6,900	$371	$(867)	$(496)	$0	$(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	8,800	455	(1,091)	(636)	0	(8)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	990	(3)	0	(3)	0	0
Receive	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	(27)	2	(25)	0	(3)
Receive	CPURNSA	2.069	Maturity	07/15/2022	$3,500	(67)	42	(25)	2	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(1,171)	994	0	(70)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	38,100	2,329	944	3,273	6	0
Pay	UKRPI	3.350	Maturity	05/15/2030	13,500	760	494	1,254	0	(76)
Pay	UKRPI	3.475	Maturity	08/15/2030	35,700	372	176	548	0	(208)
Total Swap Agreements	$6,355	$(1,471)	$4,884	$8	$(369)
(k)

Securities with an aggregate market value of $66,992 and cash of $7,549 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $29 and liability of $(1) for closed futures agreements is outstanding at period end.
(2)	Future styled option.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	02/2021	EUR	1,182	$1,437	$0	$(8)
02/2021	$557	EUR	457	2	0
07/2021	EUR	266	$301	0	(25)
07/2021	$2,133	EUR	1,940	246	0
07/2022	EUR	2,110	$2,350	0	(260)
BPS	02/2021	792	971	3	0
07/2021	$2,085	EUR	1,783	102	0
07/2022	EUR	2,040	$2,333	0	(191)
CBK	01/2021	NZD	3,451	2,428	0	(55)
02/2021	EUR	368	451	1	0
GLM	01/2021	$444	EUR	408	54	0
07/2021	EUR	2,396	$2,862	0	(77)
07/2021	$3,903	EUR	3,289	131	0
10/2022	EUR	166	$189	0	(17)
11/2022	$800	EUR	648	4	0
12/2022	EUR	1,192	$1,484	4	0
HUS	01/2021	GBP	52,538	70,252	0	(1,597)
01/2021	$1,107	GBP	818	12	0
02/2021	CAD	439	$335	0	(10)
02/2021	EUR	591	710	0	(13)
02/2021	$1,263	EUR	1,091	70	0
04/2021	381	350	47	0
05/2021	407	373	50	0
06/2021	361	331	44	0
08/2021	400	366	49	0
09/2021	386	353	47	0
11/2021	434	397	53	0
12/2021	471	430	58	0
IND	03/2021	414	380	51	0
JPM	03/2021	EUR	380	$426	0	(39)
04/2021	350	393	0	(35)
05/2021	373	419	0	(37)
06/2021	331	373	0	(33)
07/2021	4,661	5,293	0	(423)

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

08/2021	366	413	0	(35)
09/2021	353	399	0	(34)
10/2021	385	437	0	(37)
11/2021	397	450	0	(37)
12/2021	430	489	0	(40)
01/2022	170	191	0	(18)
02/2022	154	174	0	(16)
03/2022	164	185	0	(17)
04/2022	156	176	0	(16)
05/2022	154	174	0	(16)
06/2022	146	166	0	(15)
07/2022	5,999	7,013	0	(408)
08/2022	153	174	0	(16)
09/2022	150	171	0	(15)
11/2022	166	189	0	(16)
12/2022	176	201	0	(17)
MYI	01/2021	319	358	0	(32)
01/2021	$1,336	GBP	984	9	0
02/2021	EUR	260	$293	0	(26)
07/2021	1,101	1,315	0	(35)
RBC	01/2021	88	98	0	(10)
01/2021	MXN	503	24	0	(2)
02/2021	EUR	79	88	0	(9)
02/2021	$468	EUR	382	0	(1)
SCX	01/2021	EUR	5,113	$6,123	0	(123)
01/2021	GBP	702	932	0	(28)
01/2021	$1,167	GBP	864	14	0
02/2021	EUR	5,113	$6,260	10	0
TOR	07/2021	1,503	1,642	0	(201)
10/2021	$422	EUR	385	52	0
Total Forward Foreign Currency Contracts	$1,113	$(4,040)
PURCHASED OPTIONS:
STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	867	$106	$89
Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	867	0	0
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	1,301	160	133
Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	1,300	0	0
Total Purchased Options	$266	$222
WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC Eurobob Co. December 2021 Futures «	$1.000	12/31/2021	18	$(16)	$(22)
Call - OTC Eurobob Co. December 2021 Futures «	4.000	12/31/2021	18	(16)	(44)
Put - OTC Eurobob Co. June 2021 Futures «	4.500	06/30/2021	18	(16)	(15)
Call - OTC Eurobob Co. June 2021 Futures «	8.000	06/30/2021	18	(16)	(34)
Put - OTC Eurobob Co. March 2021 Futures «	1.000	03/31/2021	18	(16)	(4)
Call - OTC Eurobob Co. March 2021 Futures «	4.000	03/31/2021	18	(16)	(11)
Put - OTC Eurobob Co. September 2021 Futures «	4.500	09/30/2021	18	(16)	(20)
Call - OTC Eurobob Co. September 2021 Futures «	8.000	09/30/2021	18	(16)	(39)
$(128)	$(189)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(9)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	0
$(720)	$(9)
Total Written Options	$(848)	$(198)

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat March 2021 Futures	$5.605	Maturity	02/19/2021	1,135,000	$0	$(908)	$0	$(908)
	Pay	CBOT Wheat May 2021 Futures	6.060	Maturity	04/23/2021	635,000	0	(213)	0	(213)
	Receive	EURMARGIN 1Q21	6.000	Maturity	03/31/2021	240,090	(743)	234	0	(509)
	Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	22,200	(56)	32	0	(24)
	Receive	EUROBOBCO CAL21	4.140	Maturity	12/31/2021	24,000	18	2	20	0
	Receive	EUROBOBCO CAL21	5.900	Maturity	12/31/2021	58,800	(240)	187	0	(53)
	Receive	HOBR CAL21	14.100	Maturity	12/31/2021	25,200	0	(56)	0	(56)
	Receive	ULSDCO CAL21	9.170	Maturity	12/31/2021	93,600	(74)	(26)	0	(100)
CBK	Receive	HOBR CAL21	15.670	Maturity	12/31/2021	156,480	(63)	(533)	0	(596)
	Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	183,700	(5)	(222)	0	(227)
CIB	Receive	GOLDLNPM Index	1,888.510	Maturity	02/01/2021	8,000	0	30	30	0
GST	Pay	CBOT Wheat March 2021 Futures	5.578	Maturity	02/19/2021	905,000	0	(749)	0	(749)
	Pay	CBOT Wheat March 2021 Futures	5.630	Maturity	02/19/2021	1,560,000	0	(1,208)	0	(1,208)
	Pay	CBOT Wheat March 2021 Futures	5.660	Maturity	02/19/2021	600,000	0	(447)	0	(447)
	Receive	EURMARGIN CAL21	3.500	Maturity	12/31/2021	24,000	0	37	37	0
	Receive	EURMARGIN V0-H1	5.030	Maturity	03/31/2021	48,150	0	(57)	0	(57)
	Receive	EUROBOBCO CAL21	5.050	Maturity	12/31/2021	24,000	0	(1)	0	(1)
	Receive	HOBR CAL21	14.080	Maturity	12/31/2021	25,200	0	(56)	0	(56)
	Pay	HOBR CAL21	17.320	Maturity	12/31/2021	165,600	0	903	903	0
	Pay	HOBR CAL21	17.470	Maturity	12/31/2021	108,000	0	605	605	0
	Receive	KCBT Wheat March 2021 Futures	0.763	Maturity	02/19/2021	1,140,000	0	447	447	0
	Receive	KCBT Wheat March 2021 Futures	4.820	Maturity	02/19/2021	560,000	0	680	680	0
	Receive	KCBT Wheat March 2021 Futures	4.900	Maturity	02/19/2021	722,500	0	820	820	0
	Receive	KCBT Wheat March 2021 Futures	4.940	Maturity	02/19/2021	722,500	0	791	791	0
JPM	Pay	CBOT Wheat March 2021 Futures	5.539	Maturity	02/19/2021	880,000	0	(762)	0	(762)
	Pay	CBOT Wheat March 2021 Futures	6.079	Maturity	02/19/2021	1,040,000	0	(339)	0	(339)
	Receive	EURMARGIN CAL21	6.350	Maturity	12/31/2021	69,360	(136)	45	0	(91)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	174,300	(721)	249	0	(472)
	Pay	Gold February 2021 Futures	1,865.400	Maturity	01/26/2021	45,700	0	(1,357)	0	(1,357)
	Receive	GOLDLNPM Index	1,859.472	Maturity	01/28/2021	19,700	0	644	644	0
	Receive	GOLDLNPM Index	1,875.304	Maturity	01/28/2021	12,400	0	209	209	0
	Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	5,600	0	71	71	0
	Receive	HOBR CAL21	15.500	Maturity	12/31/2021	34,320	(2)	(123)	0	(125)
	Receive	LLSCO CAL21	1.700	Maturity	12/31/2021	126,000	0	75	75	0
	Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	151,200	(1)	97	96	0
MAC	Receive	EURMARGIN CAL21	3.100	Maturity	12/31/2021	40,800	0	79	79	0
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	158,400	(531)	538	7	0
	Receive	HOBR CAL21	16.250	Maturity	12/31/2021	55,200	0	(242)	0	(242)
	Receive	KCBT Wheat March 2021 Futures	4.843	Maturity	02/19/2021	855,000	0	1,019	1,019	0
	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	55,200	16	39	55	0
	Receive	MEHCO CAL21	3.250	Maturity	12/31/2021	88,800	0	145	145	0
	Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	64,900	0	(32)	0	(32)
	Receive	ULSDCO CAL21	6.775	Maturity	12/31/2021	48,000	0	64	64	0
MEI	Pay	Gold February 2021 Futures	1,938.000	Maturity	01/28/2021	16,100	0	691	691	0
	Pay	Gold February 2021 Futures	1,938.900	Maturity	01/28/2021	15,600	0	683	683	0
	Pay	Gold February 2021 Futures	1,955.200	Maturity	01/28/2021	15,700	0	943	943	0
	Receive	GOLDLNPM Index	1,932.790	Maturity	01/28/2021	15,600	0	(633)	0	(633)
	Receive	GOLDLNPM Index	1,949.080	Maturity	01/28/2021	15,700	0	(893)	0	(893)
	Receive	GOLDLNPM Index	1,929.990	Maturity	01/29/2021	16,100	0	(608)	0	(608)
MYC	Receive	EURMARGIN CAL21	3.000	Maturity	12/31/2021	28,800	0	59	59	0
	Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	19,800	0	31	31	0
	Receive	EURMARGIN CAL21	3.470	Maturity	12/31/2021	28,800	0	45	45	0
	Receive	EUROBOBCO CAL21	1.900	Maturity	12/31/2021	24,000	0	165	165	0
	Receive	EUROBOBCO CAL21	3.550	Maturity	12/31/2021	24,000	0	35	35	0
	Receive	EUROBOBCO CAL21	4.970	Maturity	12/31/2021	22,800	0	0	0	0
	Receive	EUROBOBCO CAL21	5.250	Maturity	12/31/2021	31,200	0	(8)	0	(8)
	Receive	EUROBOBCO CAL21	5.350	Maturity	12/31/2021	24,000	0	(9)	0	(9)
	Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	12,000	0	(7)	0	(7)
	Receive	EUROBOBCO CAL21	5.750	Maturity	12/31/2021	34,800	0	(26)	0	(26)
	Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	(7)	0	(7)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	32,400	0	(86)	0	(86)
	Receive	HOBR CAL21	15.450	Maturity	12/31/2021	27,600	0	(99)	0	(99)
	Receive	LLSCO CAL21	1.810	Maturity	12/31/2021	26,400	0	19	19	0
	Pay	LLSCO CAL21	1.250	Maturity	12/31/2021	152,400	0	(22)	0	(22)
	Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	55,200	0	38	38	0
	Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	152,400	0	44	44	0
	Receive	MEHCO CAL21	2.100	Maturity	12/31/2021	24,000	0	12	12	0
	Pay	MEHCO CAL21	1.400	Maturity	12/31/2021	27,600	0	6	6	0
	Receive	MEHCO CAL22	2.680	Maturity	12/31/2022	26,400	0	13	13	0
	Receive	MEHCO CAL22	2.150	Maturity	12/31/2022	27,600	0	(1)	0	(1)
	Receive	ULSDCO CAL21	6.450	Maturity	12/31/2021	16,800	0	28	28	0
	Receive	ULSDCO CAL21	6.630	Maturity	12/31/2021	21,600	0	32	32	0
	Receive	ULSDCO CAL21	9.030	Maturity	12/31/2021	27,600	0	(25)	0	(25)
							$(2,538)	$1,131	$9,641	$(11,048)

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index			0.500%	Monthly	01/17/2047	$109	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	3,100	(139)	177	38	0
MYC	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	90	(3)	4	1	0
								$(145)	$185	$40	$0
TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1TC Index	362,965	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	$24,681	$0	$757	$757	$0
	Receive	BCOMTR Index	81,231	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	13,128	0	406	406	0
	Receive	CSIXTR Index	65,597	0.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	232,721	0	6,177	6,177	0
CBK	Receive	CSIXTR Index	11,343	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	40,242	0	1,068	1,068	0
CIB	Receive	CSIXTR Index	32,588	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	115,614	0	3,069	3,069	0
	Receive	PIMCODB Index	34,333	0.000%	Monthly	02/16/2021	2,964	0	133	133	0
FBF	Receive	CSIXTR Index	101,664	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	360,674	0	9,583	9,583	0
GST	Receive	BCOMF1TC Index	44,060	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	11,100	0	340	340	0
	Receive	BCOMTR Index	168,082	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	27,165	0	840	840	0
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/16/2021	19,536	(38)	223	185	0
	Receive	CSIXTR Index	173,386	0.260% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	615,122	0	16,334	16,334	0
JPM	Pay	BCOMTR Index	3,287,762	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2021	531,356	0	(16,426)	0	(16,426)
	Receive	BCOMF1TC Index	3,599,325	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	474,290	0	14,537	14,537	0
	Receive	CSIXTR Index	50,337	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	178,580	453	4,290	4,743	0
	Receive	JMABNIC2 Index	119,076	0.170%	Monthly	02/16/2021	53,748	0	1,776	1,776	0
	Receive	JMABFNJ2 Index «	90,193	0.000%	Monthly	12/31/2021	8,109	0	0	0	0
MAC	Receive	CSIXTR Index	64,520	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	228,898	0	6,077	6,077	0
	Receive	PIMCODB Index	594,248	0.000%	Monthly	02/16/2021	50,486	0	2,121	2,121	0
	Receive	PIMCODBU Index	4,500	0.230%	Monthly	03/15/2021	356	0	16	16	0
MEI	Receive	CSIXTR Index	12,715	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	45,108	0	1,197	1,197	0
RBC	Receive	CSIXTR Index	41,591	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	147,552	0	3,916	3,916	0

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

SOG	Receive	CSIXTR Index	86,835	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	308,065	0	8,183	8,183	0
$415	$64,617	$81,458	$(16,426)
VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index(7)	4.973%	Maturity	05/13/2021	$6,771	$0	$92	$92	$0
JPM	Pay	GOLDLNPM Index(7)	6.970	Maturity	08/02/2024	4,105	0	34	34	0
UAG	Pay	GOLDLNPM Index(7)	5.153	Maturity	12/05/2022	7,731	0	(26)	0	(26)
$0	$100	$126	$(26)
Total Swap Agreements	$(2,268)	$66,033	$91,265	$(27,500)
(m)

Securities with an aggregate market value of $2,730 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,536	$0	$48,536
Industrials	0	58,303	0	58,303
Specialty Finance	0	1,750	0	1,750
Utilities	0	12,723	0	12,723
U.S. Government Agencies	0	572,636	0	572,636
U.S. Treasury Obligations	0	259,810	0	259,810
Non-Agency Mortgage-Backed Securities	0	54,548	0	54,548
Asset-Backed Securities	0	96,677	0	96,677
Sovereign Issues	0	60,203	0	60,203
Commodities	0	371,888	0	371,888
Short-Term Instruments
Repurchase Agreements	0	474,206	0	474,206
U.S. Treasury Bills	0	208,768	0	208,768
U.S. Treasury Cash Management Bills	0	31,906	0	31,906
$0	$2,251,954	$0	$2,251,954
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$942,376	$0	$0	$942,376
Total Investments	$942,376	$2,251,954	$0	$3,194,330
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(20,111)	0	(20,111)
U.S. Treasury Obligations	0	(53,765)	0	(53,765)
$0	$(73,876)	$0	$(73,876)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,264	8	0	4,272
Over the counter	0	92,600	0	92,600
$4,264	$92,608	$0	$96,872
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,109)	(369)	0	(10,478)
Over the counter	0	(31,549)	(189)	(31,738)

Consolidated Schedule of Investments PIMCO Commodities PLUS® Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

	$(10,109)	$(31,918)	$(189)	$(42,216)
Total Financial Derivative Instruments	$(5,845)	$60,690	$(189)	$54,656
Totals	$936,531	$2,238,768	$(189)	$3,175,110

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.1% ¤
CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 6.8%
Ally Financial, Inc. 4.250% due 04/15/2021		$100	$101
Aviation Capital Group LLC 2.875% due 01/20/2022		900	911
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	213
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(e)	EUR	400	503
5.875% due 09/24/2023 •(e)(f)		400	512
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)		4,800	6,036
Corp. Andina de Fomento 3.950% due 10/15/2021 (d)	MXN	95,692	4,868
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$7,000	7,395
Deutsche Bank AG 4.250% due 10/14/2021		28,300	29,026
Erste Group Bank AG 8.875% due 10/15/2021 •(e)(f)	EUR	200	260
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$4,200	4,292
ING Bank NV 2.625% due 12/05/2022		7,600	7,937
Jackson National Life Global Funding 2.500% due 06/27/2022		200	206
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	279,242	46,533
2.500% due 10/01/2047		21	4
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	206
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		6,500	6,620
4.519% due 06/25/2024 •		4,200	4,589
8.625% due 08/15/2021 •(e)(f)		1,260	1,310
New York Life Global Funding 2.250% due 07/12/2022		300	309
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		200	205
3.650% due 09/21/2021		100	102
3.875% due 09/21/2023		100	107
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	246,196	41,037
2.500% due 10/01/2047		4	1
NTT Finance Corp. 1.900% due 07/21/2021		$200	201
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	266,782	44,424
2.500% due 10/01/2047		17	3
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$400	420
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	16	3
UniCredit SpA 7.830% due 12/04/2023		$14,500	17,216
			225,550
INDUSTRIALS 0.3%
AbbVie, Inc. 2.300% due 05/14/2021		100	101
Amgen, Inc. 2.650% due 05/11/2022		200	206
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		100	105
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		200	202
2.567% due 11/02/2021		200	203
CVS Health Corp. 3.350% due 03/09/2021		160	161

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

Daimler Finance North America LLC
2.300% due 02/12/2021		150	150
2.850% due 01/06/2022		300	307
Discovery Communications LLC 2.950% due 03/20/2023		158	167
eBay, Inc. 2.600% due 07/15/2022		1,100	1,132
Enterprise Products Operating LLC 4.050% due 02/15/2022		200	208
IHS Markit Ltd. 5.000% due 11/01/2022		100	107
Japan Tobacco, Inc. 2.000% due 04/13/2021		400	401
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	207
Microchip Technology, Inc. 3.922% due 06/01/2021		100	101
NXP BV
3.875% due 09/01/2022		200	211
4.625% due 06/01/2023		300	328
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	107
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		600	632
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		218	221
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		38	38
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	213
Toyota Industries Corp. 3.110% due 03/12/2022		200	206
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,511	1,392
VMware, Inc. 3.900% due 08/21/2027		900	1,016
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		1,200	1,237
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	29,260	201
			9,560
SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC 3.870% due 09/02/2021 (g)		$3,000	3,041
UTILITIES 0.1%
British Transco International Finance BV 0.000% due 11/04/2021 (b)		400	398
Duke Energy Corp. 2.400% due 08/15/2022		200	206
Eversource Energy 2.900% due 10/01/2024		200	216
National Rural Utilities Cooperative Finance Corp. 0.615% (US0003M + 0.375%) due 06/30/2021 ~		150	150
Progress Energy, Inc. 3.150% due 04/01/2022		100	103
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		2,400	2,402
Tampa Electric Co. 2.600% due 09/15/2022		100	103
			3,578
Total Corporate Bonds & Notes (Cost $226,262)			241,729
U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
0.255% due 03/25/2036 •		56	56
0.593% due 02/25/2037 •		594	598
2.605% due 05/01/2036 •		9	9
2.906% due 05/01/2035 •		51	51
Freddie Mac
0.429% due 01/15/2037 •		4	4
2.555% due 01/01/2034 •		121	121
2.981% due 06/01/2033 •		93	95
Ginnie Mae 0.599% due 08/20/2068 •		8,176	8,113
Ginnie Mae, TBA 2.500% due 02/01/2051		46,600	49,230
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051		74,500	77,122
2.500% due 03/01/2051		42,000	44,130
3.000% due 01/01/2051 - 02/01/2051		34,400	36,041

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

3.500% due 02/01/2051	50,410	53,356
4.000% due 01/01/2051	189,589	202,475
4.000% due 02/01/2051	91,000	97,320
Total U.S. Government Agencies (Cost $567,644)		568,721
U.S. TREASURY OBLIGATIONS 78.3%
U.S. Treasury Bonds
1.625% due 11/15/2050 (i)	30,630	30,455
3.000% due 05/15/2045	1,370	1,775
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	59,939	60,146
0.125% due 01/15/2022 (k)(m)	7,627	7,764
0.125% due 01/15/2022 (k)	56,370	57,381
0.125% due 04/15/2022	91,005	92,920
0.125% due 07/15/2022	67,369	69,459
0.125% due 07/15/2022 (k)	1,132	1,167
0.125% due 01/15/2023 (k)	71,480	74,261
0.125% due 07/15/2024	59,215	63,415
0.125% due 10/15/2024	116,455	124,890
0.125% due 04/15/2025 (m)	36,995	39,809
0.125% due 07/15/2026	69,445	76,393
0.125% due 01/15/2030 (i)	131,462	146,727
0.125% due 07/15/2030	74,399	83,499
0.250% due 07/15/2029	23,938	27,111
0.375% due 07/15/2023 (i)	140,495	148,850
0.375% due 07/15/2025 (i)	124,434	136,703
0.375% due 07/15/2025 (k)	36,562	40,167
0.500% due 04/15/2024 (i)	96,353	103,300
0.625% due 07/15/2021 (k)	554,987	562,218
0.625% due 04/15/2023 (i)(k)	155,069	163,299
0.625% due 01/15/2024 (k)	51,734	55,533
0.625% due 01/15/2026 (m)	63,535	70,938
0.625% due 02/15/2043 (m)	476	593
0.750% due 07/15/2028 (m)	5,373	6,252
0.875% due 01/15/2029 (i)	56,406	66,317
1.375% due 02/15/2044	2,436	3,511
1.750% due 01/15/2028	56,587	69,434
2.125% due 02/15/2040 (m)	3,253	5,042
2.125% due 02/15/2041 (m)	9,898	15,536
2.375% due 01/15/2025 (i)	100,521	117,486
2.500% due 01/15/2029 (k)	44,884	58,984
3.875% due 04/15/2029	12,910	18,609
Total U.S. Treasury Obligations (Cost $2,531,248)		2,599,944
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust
3.290% due 10/25/2035 ^~	357	344
3.311% due 09/25/2035 ^~	522	494
Alliance Bancorp Trust 0.388% due 07/25/2037 •	2,309	2,092
American Home Mortgage Assets Trust
0.528% due 05/25/2046 ^•	138	120
1.529% due 11/25/2046 •	5,307	2,287
American Home Mortgage Investment Trust 1.757% due 09/25/2045 •	109	109
Banc of America Funding Trust
0.732% due 05/20/2035 ^•	89	82
3.263% due 01/20/2047 ~	5,195	5,017
3.481% due 05/20/2036 ^~	195	193
3.500% due 01/20/2047 ^~	133	127
3.506% due 05/25/2035 ~	20	21
Banc of America Mortgage Trust
2.623% due 11/25/2035 ^~	229	226
2.958% due 12/25/2034 ~	234	254
3.094% due 07/25/2035 ^~	283	278
3.168% due 01/25/2035 ~	6	6
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •	4,489	4,487
BCAP LLC Trust
0.318% due 01/25/2037 ^•	817	823
3.264% due 04/26/2036 ~	1,058	936
Bear Stearns Adjustable Rate Mortgage Trust
3.199% due 02/25/2036 ^~	190	186
3.202% due 10/25/2035 ~	362	366
3.375% due 07/25/2034 ~	70	70
3.447% due 07/25/2036 ^~	470	455
3.831% due 05/25/2033 ~	15	15
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	453	430
3.152% due 09/25/2035 ^~	217	171
3.254% due 09/25/2047 ^~	3,484	2,378
3.515% due 09/25/2034 ~	163	178
Chase Mortgage Finance Trust
2.857% due 12/25/2035 ^~	455	445

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

3.213% due 09/25/2036 ^~		563	509
3.647% due 03/25/2037 ^~		740	730
5.500% due 12/25/2022 ^		947	582
CIM Trust 1.148% due 02/25/2049 •		848	850
Citigroup Mortgage Loan Trust
2.520% due 03/25/2036 ^•		46	45
2.570% due 05/25/2035 •		84	84
3.258% due 04/25/2066 ~		868	888
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •		73	72
3.026% due 12/25/2035 ^~		265	183
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		232	231
Countrywide Alternative Loan Trust
0.328% due 05/25/2047 •		1,292	1,210
0.332% due 02/20/2047 ^•		3,668	2,826
0.347% due 12/20/2046 ^•		286	243
0.368% due 06/25/2046 •		54	71
0.568% due 07/25/2046 •		107	100
1.609% due 12/25/2035 •		311	288
2.878% due 11/25/2035 ^~		245	212
5.000% due 07/25/2035		1,168	950
5.500% due 07/25/2035		158	151
5.750% due 03/25/2037 ^•		245	193
6.000% due 03/25/2037 ^		223	138
6.500% due 08/25/2032		107	110
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •		37	36
2.443% due 10/20/2035 ~		61	58
2.658% due 11/20/2034 ~		27	27
2.918% due 04/20/2035 ~		92	93
2.997% due 09/25/2047 ^~		381	358
5.500% due 11/25/2035 ^		80	67
5.500% due 04/25/2038		305	320
6.000% due 04/25/2036		399	304
Credit Suisse Mortgage Capital Certificates
0.298% due 09/29/2036 •		3,620	3,531
3.490% due 08/26/2058		441	443
3.869% due 10/26/2036 ~		533	524
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,856	1,615
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		306	302
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.248% due 10/25/2036 ^•		82	62
Eurosail PLC 0.993% due 10/17/2040 •	EUR	2,468	3,040
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$142	95
First Horizon Mortgage Pass-Through Trust 2.829% due 10/25/2035 ~		77	80
Great Hall Mortgages PLC
0.167% due 03/18/2039 •	GBP	253	341
0.187% due 06/18/2038 •		189	254
GSR Mortgage Loan Trust
2.916% due 11/25/2035 ^~		$193	143
3.061% due 11/25/2035 ^~		1,084	1,025
3.835% due 11/25/2035 ~		266	267
HarborView Mortgage Loan Trust
0.342% due 09/19/2037 •		79	75
0.512% due 07/19/2046 ^•		4,581	2,634
0.592% due 05/19/2035 •		452	427
0.652% due 01/19/2036 •		1,344	970
3.344% due 08/19/2036 ^~		119	121
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	17,165	23,511
HomeBanc Mortgage Trust
0.508% due 12/25/2036 •		$130	128
3.143% due 04/25/2037 ^~		39	39
IndyMac Mortgage Loan Trust
0.328% due 07/25/2047 •		1,689	1,326
0.338% due 09/25/2046 •		3,195	2,933
0.708% due 07/25/2035 •		248	206
3.013% due 10/25/2034 ~		316	321
3.172% due 09/25/2035 ^~		220	212
3.205% due 06/25/2035 ^~		92	87
JPMorgan Alternative Loan Trust 0.608% due 12/25/2036 •		1,225	1,173
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		1,000	980
JPMorgan Mortgage Trust
2.488% due 06/25/2035 ~		57	59
2.588% due 07/25/2035 ~		50	52
2.876% due 06/25/2036 ^~		609	520
2.964% due 11/25/2035 ^~		175	161

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

3.207% due 07/25/2035 ~		78	77
3.222% due 08/25/2036 ^~		120	108
3.222% due 07/27/2037 ~		295	295
3.524% due 06/25/2035 ~		181	186
3.850% due 07/25/2034 ~		45	45
Luminent Mortgage Trust 0.548% due 10/25/2046 •		556	525
MASTR Adjustable Rate Mortgages Trust 0.628% due 05/25/2037 •		323	190
Merrill Lynch Alternative Note Asset Trust
0.448% due 03/25/2037 •		746	299
3.383% due 06/25/2037 ^~		354	271
Merrill Lynch Mortgage Investors Trust
2.541% due 05/25/2036 ~		59	55
2.994% due 12/25/2035 ~		82	71
3.245% due 05/25/2034 ~		125	123
3.257% due 09/25/2035 ^~		111	103
3.512% due 06/25/2035 ~		215	216
Merrill Lynch Mortgage-Backed Securities Trust 3.528% due 04/25/2037 ^~		997	990
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,109	1,167
4.500% due 05/25/2058 ~		128	139
Residential Accredit Loans, Inc. Trust
0.448% due 08/25/2035 •		719	609
3.298% due 08/25/2035 ^~		471	264
5.246% due 02/25/2036 ^~		289	245
Residential Asset Securitization Trust
0.548% due 05/25/2035 •		1,011	741
6.250% due 10/25/2036 ^		490	490
6.500% due 09/25/2036 ^		710	422
6.500% due 06/25/2037		11,839	4,967
Residential Funding Mortgage Securities, Inc. Trust
3.037% due 06/25/2035 ~		148	139
3.338% due 09/25/2035 ^~		1,092	830
6.000% due 06/25/2037 ^		688	676
6.500% due 03/25/2032		223	235
Sequoia Mortgage Trust
0.852% due 10/19/2026 •		19	19
2.345% due 01/20/2047 ^~		445	342
Structured Adjustable Rate Mortgage Loan Trust
0.468% due 10/25/2035 •		670	650
3.220% due 02/25/2036 ^~		244	178
Structured Asset Mortgage Investments Trust
0.338% due 06/25/2036 •		188	186
0.568% due 04/25/2036 •		13	12
0.588% due 05/25/2046 •		3,309	1,721
0.652% due 07/19/2035 •		764	758
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	15,703	21,559
Wachovia Mortgage Loan Trust LLC 3.062% due 08/20/2035 ^~		$258	254
WaMu Mortgage Pass-Through Certificates Trust
1.349% due 01/25/2047 ^•		1,662	1,568
1.554% due 12/25/2046 •		812	764
1.589% due 06/25/2046 •		133	131
1.609% due 08/25/2046 •		355	340
1.809% due 11/25/2042 •		97	93
2.003% due 11/25/2046 •		633	600
2.780% due 09/25/2033 ~		69	67
3.014% due 09/25/2036 ^~		985	945
3.302% due 08/25/2036 ^~		93	87
3.675% due 02/25/2037 ^~		140	136
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		148	140
Wells Fargo Mortgage-Backed Securities Trust
2.911% due 10/25/2036 ~		8	7
4.018% due 04/25/2036 ~		421	404
Total Non-Agency Mortgage-Backed Securities (Cost $125,715)			127,615
ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp. Home Equity Loan Trust 0.208% due 10/25/2036 •		23	13
Argent Securities Trust
0.298% due 07/25/2036 •		6,101	5,408
0.468% due 05/25/2036 •		2,696	1,033
Asset-Backed Securities Corp. Home Equity Loan Trust 1.093% due 09/25/2034 •		801	800
Babson Euro CLO BV 0.309% due 10/25/2029 •	EUR	650	788
Barings Euro CLO BV
0.680% due 07/27/2030 •		1,898	2,316
1.050% due 07/27/2030		285	348
CIFC Funding Ltd. 1.075% due 10/25/2027 •		$5,521	5,501

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

CIT Mortgage Loan Trust
1.498% due 10/25/2037 •		1,433	1,442
1.648% due 10/25/2037 •		4,400	4,390
Citigroup Mortgage Loan Trust
0.228% due 01/25/2037 •		54	45
0.378% due 12/25/2036 •		1,162	1,004
Citigroup Mortgage Loan Trust, Inc. 0.643% due 10/25/2036 •		7,400	7,137
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 •		2,947	2,697
0.348% due 09/25/2037 •		2,303	2,033
0.398% due 03/25/2037 •		5,700	5,351
0.728% due 08/25/2036 •		624	621
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		3,914	3,909
Dorchester Park CLO DAC 1.118% due 04/20/2028 •		3,086	3,081
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		8,919	8,897
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	688	842
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$6,763	6,734
Fremont Home Loan Trust 0.283% due 10/25/2036 •		684	624
GSAA Home Equity Trust 0.448% due 03/25/2037 •		649	368
GSAMP Trust
0.518% due 03/25/2047 •		2,500	2,061
1.123% due 03/25/2035 ^•		1,638	1,527
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		906	903
Home Equity Asset Trust
0.598% due 02/25/2036 •		3,700	3,564
0.943% due 07/25/2034 •		373	369
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •		2,244	1,924
HSI Asset Securitization Corp. Trust 0.418% due 02/25/2036 •		2,381	2,323
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		4,636	1,837
JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •		2,565	2,554
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		291	285
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		248	251
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		2,543	2,121
Lehman XS Trust
0.468% due 05/25/2036 •		1,811	1,917
4.480% due 06/25/2036 þ		4,597	4,732
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		7,600	7,565
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		3,962	3,949
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	2,200	2,679
Marlette Funding Trust 2.690% due 09/17/2029		$576	580
MASTR Asset-Backed Securities Trust 0.298% due 10/25/2036 •		1,715	769
Monarch Grove CLO 1.095% due 01/25/2028 •		6,020	5,978
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 05/25/2037 •		531	463
0.853% due 07/25/2035 •		103	104
Morgan Stanley Mortgage Loan Trust
0.508% due 04/25/2037 •		729	351
5.910% due 11/25/2036 þ		1,637	599
Mountain View CLO Ltd. 1.037% due 10/15/2026 •		1,704	1,703
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		439	437
New Century Home Equity Loan Trust 0.913% due 02/25/2035 •		1,830	1,797
NovaStar Mortgage Funding Trust 0.853% due 01/25/2036 •		5,264	5,218
OCP CLO Ltd. 1.037% due 07/15/2027 •		254	253
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		1,527	1,524
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	1,500	1,832
Palmer Square Loan Funding Ltd.
0.887% due 07/15/2026 •		$2,851	2,845

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

1.188% due 04/20/2027 •		167	167
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.838% due 05/25/2035 •		343	343
1.123% due 10/25/2034 •		297	299
1.138% due 09/25/2034 •		320	320
Renaissance Home Equity Loan Trust 1.248% due 09/25/2037 •		15,157	7,644
Residential Asset Securities Corp. Trust 0.628% due 08/25/2036 •		772	664
Securitized Asset-Backed Receivables LLC Trust 0.648% due 05/25/2036 •		4,975	3,482
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		400	400
Soundview Home Loan Trust 0.208% due 11/25/2036 •		497	204
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		642	640
Starwood Commercial Mortgage Trust 1.239% due 07/15/2038 •		800	797
Structured Asset Investment Loan Trust 0.868% due 04/25/2033 •		1,441	1,416
Symphony CLO Ltd.
1.117% due 04/15/2028 •		1,547	1,541
1.179% due 07/14/2026 •		1,996	1,993
Telos CLO Ltd. 1.168% due 04/17/2028 •		3,106	3,096
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		350	351
TICP CLO Ltd.
1.018% due 07/20/2027 •		2,044	2,038
1.058% due 04/20/2028 •		3,743	3,736
Towd Point Mortgage Trust 1.148% due 05/25/2058 •		10,666	10,752
Tralee CLO Ltd. 1.248% due 10/20/2027 •		1,897	1,892
Venture CLO Ltd.
1.024% due 02/28/2026 •		8,603	8,585
1.117% due 04/15/2027 •		3,569	3,551
1.117% due 07/15/2027 •		2,339	2,332
Wells Fargo Home Equity Asset-Backed Securities Trust 2.548% due 12/25/2034 •		1,460	1,507
WhiteHorse Ltd. 1.148% due 04/17/2027 •		2,427	2,427
Wind River CLO Ltd. 1.107% due 10/15/2027 •		229	229
Total Asset-Backed Securities (Cost $189,033)			190,802
SOVEREIGN ISSUES 18.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		199	80
0.125% due 07/09/2035 þ		130	47
1.000% due 08/05/2021 (d)	ARS	6,872	49
15.500% due 10/17/2026		21,780	52
34.109% (BADLARPP) due 10/04/2022 ~		1,800	12
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		40,847	272
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	31,378	24,943
3.000% due 09/20/2025 (d)		33,668	31,378
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	22,700	150
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	17,536	18,226
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	21,513	28,384
0.250% due 07/25/2024 (d)		16,348	21,293
2.100% due 07/25/2023 (d)		41,373	54,783
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (d)		72,600	93,908
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	3,337,775	32,423
0.100% due 03/10/2029 (d)		2,949,078	28,704
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	388,344	24,228
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	76,601	61,801
2.500% due 09/20/2035 (d)		4,221	4,221
Peru Government International Bond 5.940% due 02/12/2029	PEN	15,900	5,482
Provincia de Buenos Aires 34.187% due 05/31/2022	ARS	22,770	138
Qatar Government International Bond 3.875% due 04/23/2023		$6,300	6,778
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	4,287	6,871
0.125% due 08/10/2028 (d)		31,950	55,216

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

1.250% due 11/22/2027 (d)(i)		65,061	117,969
Total Sovereign Issues (Cost $581,796)			617,408
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(e)(f)		400,000	500
Banco Santander S.A.
5.250% due 09/29/2023 •(e)(f)		200,000	256
6.250% due 09/11/2021 •(e)(f)		800,000	1,002
Bank of America Corp. 5.875% due 03/15/2028 •(e)		3,840,000	4,349
Total Preferred Securities (Cost $5,414)			6,107
SHORT-TERM INSTRUMENTS 10.1%
REPURCHASE AGREEMENTS (h) 8.9%			295,442
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	37,721	260
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (b)(c)		104,933	765
U.S. TREASURY BILLS 1.2%
0.088% due 01/05/2021 - 01/14/2021 (a)(b)(k)		$38,406	38,406
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.081% due 03/16/2021 (b)(c)		271	271
Total Short-Term Instruments (Cost $335,213)			335,144
Total Investments in Securities (Cost $4,562,325)			4,687,470
		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		2,250,369	22,191
Total Short-Term Instruments (Cost $22,189)			22,191
Total Investments in Affiliates (Cost $22,189)			22,191
Total Investments 141.8% (Cost $4,584,514)			$4,709,661
Financial Derivative Instruments (j)(l) 2.6%(Cost or Premiums, net $(2,651))			86,129
Other Assets and Liabilities, net (44.4)%			(1,474,115)
Net Assets 100.0%			$3,321,675

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$3,000	$3,041	0.09%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	0.110%	01/04/2021	01/05/2021	$1,100	U.S. Treasury Bonds 3.000% due 11/15/2044	$(1,122)	$1,100	$1,100
FICC	0.000	12/31/2020	01/04/2021	6,442	U.S. Treasury Bills 0.000% due 12/30/2021	(6,571)	6,442	6,442
MBC	0.110	12/31/2020	01/04/2021	137,300	U.S. Treasury Bills 0.000% due 01/07/2021	(140,595)	137,300	137,302
NOM	0.080	12/31/2020	01/04/2021	55,000	U.S. Treasury Bonds 2.875% due 05/15/2049	(56,234)	55,000	55,001
0.100	12/31/2020	01/04/2021	12,900	U.S. Treasury Bonds 3.125% due 05/15/2048	(13,192)	12,900	12,900
RDR	0.070	12/31/2020	01/04/2021	60,200	U.S. Treasury Notes 0.500% - 1.750% due 05/31/2022 - 10/31/2027	(61,456)	60,200	60,200
SAL	0.070	12/31/2020	01/04/2021	22,500	U.S. Treasury Notes 0.125% due 12/31/2022	(22,958)	22,500	22,500
Total Repurchase Agreements	$(302,128)	$295,442	$295,445
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CEW	0.190%	11/12/2020	02/11/2021	GBP	(71,818)	$(98,237)
CIB	0.160	12/17/2020	01/19/2021	$(118,069)	(118,079)
IND	0.150	12/16/2020	02/11/2021	(210,524)	(210,540)
0.150	12/29/2020	01/05/2021	(11,676)	(11,677)
JPS	0.080	12/09/2020	01/08/2021	(30,209)	(30,211)
0.160	10/13/2020	10/07/2021	(29,969)	(29,980)
STR	0.150	01/04/2021	01/05/2021	(283,526)	(283,526)
0.160	12/31/2020	01/04/2021	(312,987)	(312,993)
Total Reverse Repurchase Agreements	$(1,095,243)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2051	$2,000	$(2,115)	$(2,117)
Total Short Sales (0.1)%	$(2,115)	$(2,117)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

(i)					Securities with an aggregate market value of $819,707 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(915,739) at a weighted average interest rate of 0.256%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Calendar Spread April Futures	$0.300	03/19/2021	2	2	$1	$0
Put - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	2	2	0	1
Put - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	2	2	0	0
Total Purchased Options					$1	$1
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold December 2021 Futures	$2,500.000	11/23/2021	24	2	$(135)	$(75)
Call - CMX Gold December 2021 Futures	4,000.000	11/23/2021	24	2	(23)	(10)
Call - CMX Gold June 2021 Futures	3,500.000	05/25/2021	24	2	(23)	(2)
Call - NYMEX Crude Calendar Spread April Futures	0.300	03/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	2	2	0	0
Call - NYMEX Crude December 2021 Futures	40.000	11/16/2021	15	15	(91)	(165)
Call - NYMEX Crude February 2021 Futures	46.000	01/14/2021	228	228	(200)	(689)
Call - NYMEX Crude February 2021 Futures	47.000	01/14/2021	108	108	(86)	(244)
Call - NYMEX Crude February 2021 Futures	47.500	01/14/2021	108	108	(90)	(207)
Call - NYMEX Crude March 2021 Futures	51.000	02/17/2021	84	84	(88)	(116)
Call - NYMEX Crude March 2021 Futures	53.000	02/17/2021	168	168	(145)	(138)
Call - NYMEX Crude March 2021 Futures	53.500	02/17/2021	156	156	(125)	(112)
Call - NYMEX Crude March 2021 Futures	54.000	02/17/2021	168	168	(123)	(108)
Put - NYMEX Natural Gas April 2021 Futures	2.500	03/26/2021	16	160	(30)	(33)
Put - NYMEX Natural Gas April 2021 Futures	12.000	03/26/2021	6	4	(3)	(2)
Put - NYMEX Natural Gas April 2021 Futures	13.000	03/26/2021	6	4	(5)	(2)
Call - NYMEX Natural Gas April 2021 Futures	18.000	03/26/2021	6	4	(3)	(7)
Call - NYMEX Natural Gas April 2021 Futures	19.000	03/26/2021	6	4	(2)	(6)
Put - NYMEX Natural Gas February 2021 Futures	2.300	01/26/2021	150	1,500	(171)	(112)
Put - NYMEX Natural Gas February 2021 Futures	2.400	01/26/2021	149	1,490	(235)	(164)
Put - NYMEX Natural Gas February 2021 Futures	14.500	01/27/2021	12	8	(6)	(1)
Put - NYMEX Natural Gas February 2021 Futures	15.500	01/27/2021	24	16	(14)	(5)
Call - NYMEX Natural Gas February 2021 Futures	18.000	01/27/2021	12	8	(6)	(20)
Call - NYMEX Natural Gas February 2021 Futures	18.500	01/27/2021	12	8	(6)	(17)
Call - NYMEX Natural Gas February 2021 Futures	19.000	01/27/2021	24	16	(16)	(30)
Put - NYMEX Natural Gas June 2021 Futures	12.000	05/26/2021	6	4	(3)	(3)
Put - NYMEX Natural Gas June 2021 Futures	13.000	05/26/2021	6	4	(5)	(4)
Call - NYMEX Natural Gas June 2021 Futures	18.000	05/26/2021	6	4	(3)	(6)
Call - NYMEX Natural Gas June 2021 Futures	19.000	05/26/2021	6	4	(2)	(5)
Put - NYMEX Natural Gas May 2021 Futures	12.000	04/26/2021	6	4	(3)	(2)
Put - NYMEX Natural Gas May 2021 Futures	13.000	04/26/2021	6	4	(5)	(3)
Call - NYMEX Natural Gas May 2021 Futures	18.000	04/26/2021	6	4	(3)	(6)
Call - NYMEX Natural Gas May 2021 Futures	19.000	04/26/2021	6	4	(2)	(5)
Total Written Options					$(1,652)	$(2,300)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee July Futures	07/2021	17	$841	$21	$18	$0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2022	2	2	0	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	2	2	0	0	0
Brent Crude April Futures	02/2021	132	6,840	159	19	0
Brent Crude December Futures	10/2021	531	26,948	1,819	0	(5)
Brent Crude March Futures	01/2021	328	16,990	858	56	0
Brent Crude March Futures	01/2022	146	7,360	838	0	(6)
Brent Crude September Futures	07/2021	18	922	4	0	0
California Carbon Allowance Future Vintage December Futures	12/2021	495	9,207	318	45	0
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	1,200	7	(1)	0	0
Chicago Ethanol (Platts) February Futures	02/2021	32	2,046	206	50	0
Chicago Ethanol (Platts) Futures June Futures	06/2021	12	776	68	18	0
Chicago Ethanol (Platts) March Futures	03/2021	67	4,327	502	106	0
Coal April Futures	04/2021	15	1,029	9	1	0
Coal June Futures	06/2021	15	1,034	14	1	0
Coal May Futures	05/2021	15	1,037	16	1	0
Cocoa July Futures	07/2021	52	1,306	(14)	6	0
Cocoa March Futures	03/2021	92	2,395	107	6	0
Copper March Futures	03/2021	80	7,038	90	0	(60)
Corn December Futures	12/2021	1	22	1	0	0
Corn July Futures	07/2021	271	6,507	610	112	0
Cotton No. 2 July Futures	07/2021	121	4,790	181	2	0
Cotton No. 2 March Futures	03/2021	47	1,836	149	4	0
Euro-Bund 10-Year Bond March Futures	03/2021	105	22,786	8	0	(8)
Gas Oil December Futures	12/2021	238	10,329	1,249	0	(77)
Gas Oil March Futures	03/2021	20	850	120	0	(9)
Gold 100 oz. April Futures	04/2021	25	4,749	69	5	0
Gold 100 oz. December Futures	12/2021	6	1,147	136	1	0
Gold 100 oz. February Futures	02/2021	131	24,826	1,037	22	0
Gold 100 oz. June Futures	06/2021	1	190	37	0	0
Hard Red Winter Wheat July Futures	07/2021	100	3,036	141	10	0
Hard Red Winter Wheat May Futures	05/2021	43	1,303	81	4	0
Henry Hub Natural Gas April Futures	03/2022	28	170	(10)	2	0
Henry Hub Natural Gas August Futures	07/2022	29	178	(9)	1	0
Henry Hub Natural Gas December Futures	11/2021	8	58	5	1	0
Henry Hub Natural Gas December Futures	11/2022	29	195	9	1	0
Henry Hub Natural Gas February Futures	01/2022	27	198	24	4	0
Henry Hub Natural Gas January Futures	12/2021	29	218	31	5	0
Henry Hub Natural Gas July Futures	06/2022	29	177	(9)	1	0
Henry Hub Natural Gas June Futures	05/2022	28	169	(11)	1	0
Henry Hub Natural Gas March Futures	02/2022	29	202	16	3	0
Henry Hub Natural Gas May Futures	04/2022	29	173	(14)	1	0
Henry Hub Natural Gas November Futures	10/2021	8	56	2	2	0
Henry Hub Natural Gas November Futures	10/2022	28	178	(2)	1	0
Henry Hub Natural Gas October Futures	09/2021	8	55	(1)	2	0
Henry Hub Natural Gas October Futures	09/2022	29	178	(9)	1	0
Henry Hub Natural Gas September Futures	08/2022	28	170	(10)	1	0
ICE Carbon Emissions March Futures	03/2021	97	3,862	150	60	(96)
Iron Ore March Futures	03/2021	499	7,652	581	41	0
Lean Hogs June Futures	06/2021	37	1,226	44	13	0
Live Cattle April Futures	04/2021	63	3,005	39	16	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

Natural Gas April Futures	03/2021	65	1,650	36	59	0
Natural Gas April Futures	03/2021	31	461	26	7	0
Natural Gas February Futures	01/2021	25	635	(61)	29	0
Natural Gas February Futures	01/2021	21	330	8	6	(1)
Natural Gas March Futures	02/2021	20	444	8	9	0
Natural Gas May Futures	04/2021	168	4,292	163	141	0
Natural Gas May Futures	04/2021	1	15	0	0	0
Nickel March Futures	03/2021	63	6,278	(146)	40	(186)
Platinum April Futures	04/2021	145	7,824	469	5	0
RBOB Gasoline June Futures	05/2021	133	8,569	308	35	0
Silver March Futures	03/2021	16	2,113	108	0	(13)
Soybean July Futures	07/2021	35	2,271	158	12	0
Soybean March Futures	03/2021	149	9,767	1,150	78	0
Soybean Meal July Futures	07/2021	74	3,104	187	0	(2)
Soybean Meal March Futures	03/2021	411	17,648	1,640	66	0
Soybean Oil July Futures	07/2021	126	3,095	177	25	0
Sugar No. 11 July Futures	06/2021	286	4,545	222	42	0
Sugar No. 11 March Futures	02/2021	16	278	6	4	0
U.S. Treasury 2-Year Note March Futures	03/2021	2,942	650,113	582	69	0
U.S. Treasury 5-Year Note March Futures	03/2021	2,784	351,241	782	131	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	63	13,454	(154)	47	0
White Sugar March Futures	02/2021	32	673	83	4	0
White Sugar May Futures	04/2021	38	783	23	5	0
WTI Crude August Futures	07/2021	28	1,354	76	1	0
WTI Crude December Futures	11/2022	258	11,930	527	0	(23)
WTI Crude February Futures	01/2021	282	13,683	1,000	34	0
WTI Crude June Futures	05/2021	29	1,410	170	2	0
WTI Crude June Futures	05/2022	338	15,808	671	0	(27)
WTI Crude March Futures	02/2021	143	6,954	96	19	0
WTI Crude September Futures	08/2021	182	8,771	922	6	0
WTI Crude September Futures	08/2022	26	1,207	35	0	(2)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2021	5	7	(5)	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2021	5	7	(5)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2021	5	6	(6)	0	0
WTI Houston (Argus) vs. WTI Trade February Futures	01/2021	5	8	(4)	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2021	5	7	(5)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2021	5	7	(5)	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2021	5	8	(5)	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2021	5	7	(5)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2021	5	7	(6)	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2021	5	7	(6)	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2021	5	7	(5)	0	0
Zinc March Futures	03/2021	12	825	(4)	0	(4)
				$18,870	$1,520	$(519)
SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2021	72	$(3,560)	$46	$46	$0
Arabica Coffee March Futures	03/2021	76	(3,655)	(252)	0	(81)
Australia Government 3-Year Note March Futures	03/2021	371	(33,590)	(22)	0	(5)
Australia Government 10-Year Bond March Futures	03/2021	137	(15,550)	(68)	19	(13)
Brent Crude December Futures	10/2022	27	(1,344)	(13)	3	0
Brent Crude December Futures	10/2023	126	(6,231)	(125)	18	0
Brent Crude June Futures	04/2021	461	(23,815)	(2,587)	0	(37)
Brent Crude June Futures	04/2022	29	(1,455)	(12)	4	0
Brent Crude June Futures	04/2023	179	(8,895)	(170)	21	0
Call Options Strike @ USD 49.000 on Brent Crude March 2021 Futures (1)	01/2021	144	(527)	(379)	0	(19)
Call Options Strike @ USD 50.000 on Brent Crude March 2021 Futures (1)	01/2021	72	(212)	(154)	0	(9)
Call Options Strike @ USD 51.000 on Brent Crude March 2021 Futures (1)	01/2021	132	(304)	(198)	0	(17)
Call Options Strike @ USD 53.000 on Brent Crude March 2021 Futures (1)	01/2021	96	(127)	(46)	0	(14)
Call Options Strike @ USD 54.000 on Brent Crude March 2021 Futures (1)	01/2021	84	(83)	(12)	0	(12)
Call Options Strike @ USD 55.000 on Brent Crude April 2021 Futures (1)	02/2021	168	(232)	(61)	0	(19)
Call Options Strike @ USD 55.500 on Brent Crude April 2021 Futures (1)	02/2021	84	(104)	(26)	0	(10)
Call Options Strike @ USD 56.000 on Brent Crude April 2021 Futures (1)	02/2021	168	(186)	(27)	0	(19)
Call Options Strike @ USD 57.000 on Brent Crude April 2021 Futures (1)	02/2021	84	(75)	(2)	0	(8)
Corn March Futures	03/2021	802	(19,408)	(2,440)	0	(381)
Euro-Bobl March Futures	03/2021	1,313	(216,832)	43	32	0
Euro-BTP Italy Government Bond March Futures	03/2021	300	(55,711)	(253)	0	(22)
Euro-Buxl 30-Year Bond March Futures	03/2021	51	(14,033)	(94)	19	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	117	(23,993)	(72)	1	0
Euro-Schatz March Futures	03/2021	1,438	(197,237)	128	9	0
Gas Oil June Futures	06/2021	112	(4,799)	(139)	42	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

Gas Oil June Futures	06/2022	35	(1,534)	(152)	10	0
Gas Oil March Futures	03/2022	72	(3,150)	(350)	22	0
Gas Oil September Futures	09/2021	72	(3,118)	(432)	25	0
Hard Red Winter Wheat March Futures	03/2021	37	(1,116)	(89)	0	(4)
Japan Government 10-Year Bond March Futures	03/2021	32	(47,082)	0	9	(3)
Lead March Futures	03/2021	32	(1,596)	39	39	0
Lean Hogs April Futures	04/2021	218	(6,300)	(189)	0	(103)
Natural Gas April Futures	03/2022	22	(308)	(25)	0	(4)
Natural Gas August Futures	07/2022	22	(298)	(6)	0	(3)
Natural Gas December Futures	11/2021	8	(130)	(37)	0	(1)
Natural Gas December Futures	11/2022	22	(330)	(38)	0	(2)
Natural Gas February Futures	01/2022	22	(325)	(62)	0	(3)
Natural Gas January Futures	12/2021	22	(359)	(67)	0	(3)
Natural Gas July Futures	06/2022	22	(298)	(7)	0	(4)
Natural Gas June Futures	05/2022	22	(286)	(3)	0	(4)
Natural Gas March Futures	02/2021	336	(8,487)	391	0	(349)
Natural Gas March Futures	02/2021	44	(738)	(50)	0	(19)
Natural Gas March Futures	02/2022	22	(352)	(60)	0	(4)
Natural Gas May Futures	04/2022	22	(301)	(9)	0	(5)
Natural Gas November Futures	10/2021	8	(124)	(34)	0	(1)
Natural Gas November Futures	10/2022	22	(311)	(28)	0	(2)
Natural Gas October Futures	09/2021	8	(122)	(29)	0	(2)
Natural Gas October Futures	09/2021	84	(2,302)	(114)	0	(66)
Natural Gas October Futures	09/2022	22	(317)	(25)	0	(2)
Natural Gas September Futures	08/2022	22	(286)	(4)	0	(3)
New York Harbor ULSD June Futures	05/2021	8	(501)	(4)	1	0
Palladium March Futures	03/2021	5	(1,227)	(66)	0	(38)
RBOB Gasoline March Futures	02/2021	53	(3,151)	(435)	0	(20)
Soybean November Futures	11/2021	7	(389)	(9)	0	(3)
Soybean Oil March Futures	03/2021	46	(1,170)	(122)	0	(15)
Sugar No. 11 May Futures	04/2021	32	(526)	(14)	0	(5)
U.S. Treasury 10-Year Note March Futures	03/2021	3,772	(520,831)	(364)	0	(413)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	325	(50,817)	162	0	(71)
U.S. Treasury 30-Year Bond March Futures	03/2021	1,179	(204,188)	1,673	0	(405)
United Kingdom Long Gilt March Futures	03/2021	891	(165,148)	(1,792)	0	(353)
Wheat July Futures	07/2021	25	(785)	(58)	0	(1)
Wheat March Futures	03/2021	195	(6,245)	(450)	2	0
Wheat May Futures	05/2021	30	(959)	(89)	0	(2)
WTI Crude April Futures	03/2021	14	(682)	(40)	0	(2)
WTI Crude December Futures	11/2021	355	(16,926)	(1,429)	0	0
WTI Crude December Futures	11/2023	2	(91)	1	0	0
WTI Crude January Futures	12/2021	63	(2,992)	(188)	1	0
WTI Crude June Futures	05/2021	160	(7,781)	(765)	0	(13)
WTI Crude June Futures	05/2023	51	(2,333)	(79)	6	0
WTI Crude March Futures	02/2021	3	(146)	2	0	0
WTI Crude March Futures	02/2022	24	(1,132)	(19)	1	0
WTI Crude May Futures	04/2021	63	(3,067)	(199)	0	(6)
WTI Midland vs WTI Trade April Futures	03/2021	5	(5)	2	0	0
WTI Midland vs WTI Trade August Futures	07/2021	5	(4)	3	0	0
WTI Midland vs WTI Trade December Futures	11/2021	5	(3)	3	0	0
WTI Midland vs WTI Trade February Futures	01/2021	5	(5)	1	0	0
WTI Midland vs WTI Trade July Futures	06/2021	5	(4)	3	0	0
WTI Midland vs WTI Trade June Futures	05/2021	5	(4)	2	0	0
WTI Midland vs WTI Trade March Futures	02/2021	5	(5)	2	0	0
WTI Midland vs WTI Trade May Futures	04/2021	5	(4)	2	0	0
WTI Midland vs WTI Trade November Futures	10/2021	5	(3)	3	0	0
WTI Midland vs WTI Trade October Futures	09/2021	5	(4)	3	0	0
WTI Midland vs WTI Trade September Futures	08/2021	5	(4)	3	0	0
$(12,572)	$330	$(2,600)
Total Futures Contracts	$6,298	$1,850	$(3,119)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%	$2,400	$(133)	$164	$31	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$276	$17	$(43)	$(26)	$0	$(1)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	44,300	(2,163)	(2,054)	(4,217)	0	(88)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly		12/20/2024	EUR	12,200	(349)	5	(344)	0	(1)
							$(2,495)	$(2,092)	$(4,587)	$0	$(90)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	97,200	$0	$(16)	$(16)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(4,071)	(3,980)	0	(9)
Receive(8)	3-Month USD-LIBOR	0.394	Semi-Annual	11/21/2023		$99,200	0	(93)	(93)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,100	(130)	(237)	(367)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		7,300	(183)	(345)	(528)	0	(7)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	77	(130)	(53)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	(498)	(543)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		568,470	(11)	(118)	(129)	1	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	5,200	(7)	(719)	(726)	10	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	687	694	15	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		$44,800	(4)	(30)	(34)	0	(8)
Pay	CPURNSA	1.280	Maturity	11/02/2021		11,900	0	(86)	(86)	0	(1)
Pay	CPURNSA	1.230	Maturity	11/04/2021		46,700	(5)	(356)	(361)	0	(3)
Receive	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	(74)	(74)	6	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		11,100	(988)	(222)	(1,210)	7	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	(1,110)	(1,110)	32	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	(314)	(318)	10	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	(240)	(240)	7	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	(411)	(411)	0	(17)
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	2,988	2,988	177	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	710	710	42	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	1,019	1,019	78	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	1,086	1,156	0	(65)
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	414	414	0	(22)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	637	637	0	(34)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	656	656	0	(34)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	130	130	0	(35)
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(425)	(425)	0	(72)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(686)	(665)	0	(233)
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	12,400	0	(365)	(365)	0	(11)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		10,510	(2)	(356)	(358)	0	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	1,039	1,039	9	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	1,304	1,320	13	0
Pay	UKRPI	3.330	Maturity	01/15/2025	GBP	112,300	3,341	732	4,073	0	(4)
Pay	UKRPI	3.595	Maturity	11/15/2028		1,570	0	151	151	0	(6)
Pay	UKRPI	3.633	Maturity	12/15/2028		2,300	0	236	236	0	(9)
Pay	UKRPI	3.400	Maturity	01/15/2030		46,800	(20)	1,511	1,491	0	(240)
Pay	UKRPI	3.480	Maturity	01/15/2030		24,100	258	863	1,121	0	(123)
Pay	UKRPI	3.346	Maturity	05/15/2030		10,200	25	108	133	0	(53)
Pay	UKRPI	3.325	Maturity	08/15/2030		25,090	236	1,638	1,874	0	(160)
							$2,743	$5,007	$7,750	$412	$(1,150)
Total Swap Agreements							$115	$3,079	$3,194	$413	$(1,240)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

(k)

Securities with an aggregate market value of $54,963 and cash of $4,324 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)			Future styled option.
(2)			Unsettled variation margin Asset of $73 and Liability of $ (2) for closed Future is outstanding at period end
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021	AUD	19,762		$14,592	$0	$(644)
	01/2021	JPY	3,114,723		29,950	0	(217)
	01/2021	PLN	193		50	0	(2)
	07/2021	EUR	57		65	0	(5)
	07/2021		$247	EUR	225	29	0
	07/2022	EUR	350		$389	0	(43)
BPS	01/2021		93		113	0	0
	01/2021	GBP	3,049		4,073	0	(98)
	01/2021	PLN	65		17	0	(1)
	01/2021		$2,946	GBP	2,183	39	0
	02/2021	DKK	193,706		$30,914	0	(901)
	03/2021	SGD	144		107	0	(2)
	03/2021		$202	IDR	2,880,215	4	0
	03/2021		194	INR	14,585	4	0
	07/2021		391	EUR	334	19	0
	07/2022	EUR	260		$299	0	(23)
BRC	01/2021	GBP	87		116	0	(3)
	01/2021		$3,641	GBP	2,707	61	0
CBK	01/2021	JPY	303,657		$2,915	0	(26)
	01/2021	PLN	15		4	0	0
	01/2021		$20	RUB	1,519	1	0
	02/2021	DKK	203,248		$32,568	0	(815)
	02/2021	MXN	179,135		7,799	0	(1,168)
	02/2021		$24	RUB	1,765	0	0
	03/2021	MXN	48,668		$2,382	0	(41)
	03/2021	PEN	16,987		4,743	50	0
GLM	01/2021	NZD	93,664		65,784	0	(1,608)
	01/2021		$88	EUR	81	11	0
	01/2021		61,710	JPY	6,387,000	149	0
	01/2021		446	MXN	8,826	0	(3)
	01/2021		25	RUB	1,891	1	0
	02/2021	DKK	157,084		$25,198	0	(603)
	02/2021	JPY	6,387,000		61,727	0	(151)
	02/2021		$3,018	DKK	18,275	0	(17)
	02/2021		12	RUB	915	0	0
	03/2021	CNH	2,657		$403	0	(4)
	07/2021	EUR	350		419	0	(11)
	07/2021		$643	EUR	541	20	0
	10/2022	EUR	38		$44	0	(4)
	11/2022		486		600	0	(3)
	12/2022		530		660	2	0
HUS	01/2021		3,013		3,665	0	(16)
	01/2021	GBP	97,487		130,337	0	(2,981)
	01/2021	JPY	560,977		5,383	0	(50)
	01/2021	PLN	162		43	0	(1)
	02/2021		$73	EUR	67	9	0
	02/2021		60	RUB	4,438	0	0
	03/2021		513	CNY	3,403	7	0
	04/2021		75	EUR	69	9	0
	05/2021		81		74	10	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

06/2021	71	65	9	0
08/2021	79	73	10	0
09/2021	76	70	9	0
11/2021	86	78	10	0
12/2021	93	85	11	0
IND	03/2021	82	75	10	0
JPM	01/2021	AUD	14,938	$10,991	0	(526)
01/2021	CLP	115,328	147	0	(16)
03/2021	EUR	75	84	0	(8)
04/2021	69	78	0	(7)
05/2021	74	83	0	(7)
06/2021	65	74	0	(6)
07/2021	701	796	0	(64)
08/2021	73	82	0	(7)
09/2021	70	79	0	(7)
10/2021	76	86	0	(7)
11/2021	78	89	0	(7)
12/2021	85	97	0	(8)
01/2022	39	44	0	(4)
02/2022	36	40	0	(4)
03/2022	38	43	0	(4)
04/2022	36	41	0	(4)
05/2022	35	40	0	(4)
06/2022	34	38	0	(3)
07/2022	1,229	1,466	0	(55)
08/2022	35	40	0	(4)
09/2022	35	39	0	(3)
11/2022	38	44	0	(4)
12/2022	41	46	0	(4)
MYI	01/2021	68	77	0	(7)
01/2021	GBP	33	45	0	0
02/2021	EUR	56	63	0	(6)
07/2021	263	314	0	(8)
RBC	01/2021	13	14	0	(1)
01/2021	MXN	350,880	16,574	0	(1,026)
02/2021	EUR	11	13	0	(1)
03/2021	TWD	10,201	363	0	(4)
SCX	01/2021	AUD	8,723	6,426	0	(299)
01/2021	EUR	181,769	217,686	0	(4,373)
01/2021	$1,020	GBP	755	13	0
01/2021	1,010	NZD	1,405	1	0
02/2021	EUR	181,769	$222,553	345	0
02/2021	ILS	454	132	0	(9)
SSB	03/2021	KRW	287,416	258	0	(6)
TOR	01/2021	CAD	21,761	16,798	0	(299)
01/2021	JPY	2,407,643	23,079	0	(239)
01/2021	$17,081	CAD	21,761	15	0
02/2021	CAD	21,761	$17,083	0	(15)
07/2021	EUR	157	171	0	(21)
10/2021	$83	EUR	76	10	0
UAG	01/2021	AUD	29,354	$21,582	0	(1,049)
02/2021	DKK	242,329	38,799	0	(1,002)
02/2021	$94	RUB	7,020	1	0
Total Forward Foreign Currency Contracts	$869	$(18,569)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC GBP versus USD	$1.315	01/07/2021	46,143	$596	$6
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	8,950	$7	$610
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	11,760	896	801
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,740	429	391
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.344	11/17/2022	233,400	261	379
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	8,600	627	593
$2,220	$2,774

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051		$62.000	02/04/2021		24,600	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2051		64.000	02/04/2021		50,410	2	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051		73.000	02/04/2021		8,800	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2051		75.000	02/04/2021		119,000	5	0
							$8	$0
STRADDLE OPTIONS
Counterparty	Description			Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000%	06/16/2023	127	$16	$13
	Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	127	0	0
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	190	23	19
	Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	190	0	0
							$39	$32
Total Purchased Options							$2,863	$2,812
WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC Eurobob Co. December 2021 Futures «			$1.000	12/31/2021	3	$(2)	$(4)
	Call - OTC Eurobob Co. December 2021 Futures «			4.000	12/31/2021	3	(2)	(7)
	Put - OTC Eurobob Co. June 2021 Futures «			4.500	06/30/2021	3	(2)	(2)
	Call - OTC Eurobob Co. June 2021 Futures «			8.000	06/30/2021	3	(3)	(6)
	Put - OTC Eurobob Co. March 2021 Futures «			1.000	03/31/2021	3	(3)	(1)
	Call - OTC Eurobob Co. March 2021 Futures «			4.000	03/31/2021	3	(3)	(2)
	Put - OTC Eurobob Co. September 2021 Futures «			4.500	09/30/2021	3	(3)	(3)
	Call - OTC Eurobob Co. September 2021 Futures «			8.000	09/30/2021	3	(3)	(7)
							$(21)	$(32)
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450%	01/20/2021	17,200	$(15)	$(12)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	17,200	(26)	(3)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	1,800	(13)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	5,900	(7)	(5)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	19,700	(15)	(11)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	11,500	(9)	(11)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	1,700	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	19,700	(19)	(22)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	11,500	(14)	(11)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	6,000	(4)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	6,000	(9)	(10)
BRC	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,700	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	600	(1)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	1,600	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,600	(3)	(3)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	11,000	(8)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	8,700	(7)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	11,800	(8)	(7)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	11,800	(13)	(13)
							$(176)	$(118)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		02/11/2021	85,000	$(863)	$0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	31,400	(1,429)	(26)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	25,800	(179)	0
							$(2,471)	$(26)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.000%	11/02/2022	26,900	$0		$(566)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.000	11/04/2022	35,210	(874)		(744)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.000	11/04/2022	17,190	(421)		(363)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	0.526	11/17/2022	194,500	(302)		(258)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	0.000	11/02/2022	25,800	(626)		(542)
								$(2,223)		$(2,473)
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051			$102.906	03/11/2021		1,700	$(6)		$(12)
	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051			103.773	02/11/2021		3,900	(6)		(3)
	Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051			104.000	03/11/2021		1,700	(3)		(8)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «			104.125	04/14/2021		1,500	(4)		(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.125	03/04/2021		1,800	(6)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021		2,000	(6)		(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			104.141	03/04/2021		2,000	(2)		(3)
								$(33)		$(34)
Total Written Options								$(4,924)		$(2,683)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat March 2021 Futures	$5.605	Maturity	02/19/2021	200,000	$0	$(160)	$0	$(160)
	Pay	CBOT Wheat May 2021 Futures	6.060	Maturity	04/23/2021	120,000	0	(40)	0	(40)
	Receive	EURMARGIN 1Q21	6.000	Maturity	03/31/2021	41,700	(137)	49	0	(88)
	Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	15,000	(29)	13	0	(16)
	Receive	EUROBOBCO CAL21	5.900	Maturity	12/31/2021	22,800	(134)	113	0	(21)
	Receive	HOBR CAL21	14.100	Maturity	12/31/2021	6,000	0	(13)	0	(13)
	Receive	ULSDCO CAL21	9.170	Maturity	12/31/2021	12,000	(7)	(6)	0	(13)
CBK	Receive	HOBR CAL21	15.670	Maturity	12/31/2021	33,360	(13)	(114)	0	(127)
	Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	35,200	(1)	(42)	0	(43)
CIB	Receive	GOLDLNPM Index	1,888.510	Maturity	02/01/2021	1,300	0	5	5	0
GST	Pay	CBOT Wheat March 2021 Futures	5.578	Maturity	02/19/2021	150,000	0	(124)	0	(124)
	Pay	CBOT Wheat March 2021 Futures	5.630	Maturity	02/19/2021	250,000	0	(194)	0	(194)
	Pay	CBOT Wheat March 2021 Futures	5.660	Maturity	02/19/2021	120,000	0	(89)	0	(89)
	Receive	EURMARGIN CAL21	3.500	Maturity	12/31/2021	12,000	0	18	18	0
	Receive	HOBR CAL21	14.080	Maturity	12/31/2021	6,000	0	(13)	0	(13)
	Pay	HOBR CAL21	17.320	Maturity	12/31/2021	34,800	0	190	190	0
	Pay	HOBR CAL21	17.470	Maturity	12/31/2021	24,000	0	135	135	0
	Receive	KCBT Wheat March 2021 Futures	0.763	Maturity	02/19/2021	205,000	0	80	80	0
	Receive	KCBT Wheat March 2021 Futures	4.820	Maturity	02/19/2021	100,000	0	121	121	0
	Receive	KCBT Wheat March 2021 Futures	4.900	Maturity	02/19/2021	130,000	0	148	148	0
	Receive	KCBT Wheat March 2021 Futures	4.940	Maturity	02/19/2021	130,000	0	142	142	0
JPM	Pay	CBOT Wheat March 2021 Futures	5.539	Maturity	02/19/2021	145,000	0	(126)	0	(126)
	Pay	CBOT Wheat March 2021 Futures	6.079	Maturity	02/19/2021	150,000	0	(49)	0	(49)
	Receive	EURMARGIN CAL21	6.350	Maturity	12/31/2021	25,680	(38)	4	0	(34)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	114,000	(592)	284	0	(308)
	Pay	Gold February 2021 Futures	1,865.400	Maturity	01/26/2021	7,500	0	(223)	0	(223)
	Receive	GOLDLNPM Index	1,875.304	Maturity	01/28/2021	5,300	0	90	90	0
	Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	900	0	11	11	0
	Receive	HOBR CAL21	15.500	Maturity	12/31/2021	7,440	0	(27)	0	(27)
	Receive	LLSCO CAL21	1.700	Maturity	12/31/2021	20,400	0	12	12	0
	Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	25,200	0	16	16	0
MAC	Receive	EURMARGIN CAL21	3.100	Maturity	12/31/2021	93,600	0	181	181	0
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	81,600	(461)	464	3	0
	Receive	HOBR CAL21	16.250	Maturity	12/31/2021	12,000	0	(53)	0	(53)
	Receive	KCBT Wheat March 2021 Futures	4.843	Maturity	02/19/2021	150,000	0	179	179	0
	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	8,400	2	6	8	0
	Receive	MEHCO CAL21	3.250	Maturity	12/31/2021	15,600	0	26	26	0
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	4,800	0	1	1	0
	Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	12,100	0	(6)	0	(6)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

	Receive		ULSDCO CAL21	6.775	Maturity	12/31/2021	12,000	0	16	16	0
MEI	Pay		Gold February 2021 Futures	1,938.000	Maturity	01/28/2021	3,000	0	129	129	0
	Pay		Gold February 2021 Futures	1,938.900	Maturity	01/28/2021	3,400	0	149	149	0
	Pay		Gold February 2021 Futures	1,955.200	Maturity	01/28/2021	3,400	0	204	204	0
	Receive		GOLDLNPM Index	1,932.790	Maturity	01/28/2021	3,400	0	(138)	0	(138)
	Receive		GOLDLNPM Index	1,949.080	Maturity	01/28/2021	3,400	0	(193)	0	(193)
	Receive		GOLDLNPM Index	1,929.990	Maturity	01/29/2021	3,000	0	(113)	0	(113)
MYC	Receive		EURMARGIN CAL21	3.000	Maturity	12/31/2021	3,600	0	7	7	0
	Receive		EURMARGIN CAL21	3.450	Maturity	12/31/2021	10,200	0	16	16	0
	Receive		EURMARGIN CAL21	3.470	Maturity	12/31/2021	3,600	0	6	6	0
	Receive		EUROBOBCO CAL21	1.900	Maturity	12/31/2021	14,400	0	99	99	0
	Receive		EUROBOBCO CAL21	3.550	Maturity	12/31/2021	4,800	0	7	7	0
	Receive		EUROBOBCO CAL21	4.970	Maturity	12/31/2021	7,200	0	0	0	0
	Receive		EUROBOBCO CAL21	5.250	Maturity	12/31/2021	1,200	0	0	0	0
	Receive		EUROBOBCO CAL21	5.350	Maturity	12/31/2021	12,000	0	(4)	0	(4)
	Receive		EUROBOBCO CAL21	5.600	Maturity	12/31/2021	10,800	0	(7)	0	(7)
	Receive		EUROBOBCO CAL21	5.750	Maturity	12/31/2021	6,000	0	(5)	0	(5)
	Receive		EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	(7)	0	(7)
	Receive		EUROBOBCO CAL21	7.650	Maturity	12/31/2021	7,200	0	(19)	0	(19)
	Receive		HOBR CAL21	15.450	Maturity	12/31/2021	6,000	0	(22)	0	(22)
	Receive		LLSCO CAL21	1.810	Maturity	12/31/2021	4,800	0	3	3	0
	Pay		LLSCO CAL21	1.250	Maturity	12/31/2021	25,200	0	(4)	0	(4)
	Receive		LLSCO CAL22	2.500	Maturity	12/31/2022	8,400	0	6	6	0
	Receive		LLSCO CAL22	2.100	Maturity	12/31/2022	25,200	0	7	7	0
	Pay		MEHCO CAL21	1.400	Maturity	12/31/2021	3,600	0	1	1	0
	Receive		MEHCO CAL22	2.680	Maturity	12/31/2022	4,800	0	2	2	0
	Receive		MEHCO CAL22	2.280	Maturity	12/31/2022	4,800	0	1	1	0
	Receive		MEHCO CAL22	2.150	Maturity	12/31/2022	3,600	0	0	0	0
	Receive		ULSDCO CAL21	6.630	Maturity	12/31/2021	6,000	0	9	9	0
	Receive		ULSDCO CAL21	9.030	Maturity	12/31/2021	3,600	0	(3)	0	(3)
								$(1,410)	$1,156	$2,028	$(2,282)
TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMTR Index	2,762,634	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	$446,487	$0	$13,805	$13,805	$0
	Pay	SPGCESTR Index	35,198	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	11,717	0	(307)	0	(307)
CBK	Receive	BCOMTR Index	97,210	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	15,711	0	486	486	0
	Receive	CIXBSTR3 Index	692,892	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	122,525	0	3,827	3,827	0
CIB	Receive	BCOMTR Index	119,738	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	19,351	0	598	598	0
	Receive	PIMCODB Index	721,305	0.000%	Monthly	02/16/2021	62,275	0	2,805	2,805	0
FBF	Receive	BCOMTR Index	1,598,582	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	258,357	0	7,991	7,991	0
GST	Receive	BCOMF1TC Index	1,136,646	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	286,361	0	8,779	8,779	0
	Receive	BCOMTR Index	1,217,820	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	196,820	0	6,084	6,084	0
	Receive	BCOMTR1 Index	1,106,492	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	195,352	0	6,038	6,038	0
	Receive	BCOMTR2 Index	506,623	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	82,607	0	2,562	2,562	0
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	02/16/2021	21,732	(50)	255	205	0
JPM	Receive	BCOMTR Index	1,005,479	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	162,502	2,406	2,621	5,027	0
	Receive	JMABNIC2 Index	160,037	0.170%	Monthly	02/16/2021	72,236	0	2,387	2,387	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

	Receive	SPGCESTR Index	35,198	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	11,717	0	307	307	0
MAC	Receive	BCOMTR Index	236,548	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	38,230	0	1,182	1,182	0
	Receive	BCOMTR1 Index	1,215,042	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	95,867	0	2,964	2,964	0
	Receive	BCOMTR2 Index	1,994,812	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	172,043	0	5,376	5,376	0
	Receive	PIMCODB Index	103,013	0.000%	Monthly	02/16/2021	8,752	0	368	368	0
MEI	Receive	BCOMTR Index	1,180,461	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	190,782	0	5,899	5,899	0
	Receive	BCOMTR1 Index	367,733	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	47,967	0	1,483	1,483	0
	Receive	BCOMTR2 Index	658,442	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	79,317	0	2,477	2,477	0
MYC	Receive	BCOMTR Index	863,397	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	139,539	0	4,315	4,315	0
	Receive	BCOMTR1 Index	193,730	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	90,039	0	2,783	2,783	0
RBC	Receive	RBCAEC0T Index	838,405	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	46,123	0	1,426	1,426	0
	Receive	RBCAECR1 Index	303,641	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	22,182	0	650	650	0
	Receive	RBCAECT0 Index	4,309,621	0.190% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	233,361	0	7,212	7,212	0
SOG	Receive	BCOMTR Index	524,439	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	84,758	0	2,620	2,620	0
UAG	Receive	BCOMTR Index	300,310	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	48,535	0	1,502	1,502	0
								$2,356	$98,495	$101,158	$(307)
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	0	0.170%	Maturity	01/04/2021	$16,500	$0	$312	$312	$0
	Receive	United States Treasury Inflation Indexed Bonds	0	0.180%	Maturity	01/11/2021	282,000	0	5,622	5,622	0
GLM	Receive	United States Treasury Inflation Indexed Bonds	0	0.180%	Maturity	01/04/2021	48,100	0	1,172	1,172	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	0	0.180%	Maturity	01/11/2021	12,900	0	306	306	0
								$0	$7,412	$7,412	$0
VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index(4)		4.973%	Maturity	05/13/2021	$1,166	$0	$16	$16	$0
JPM	Pay	GOLDLNPM Index(4)		6.970	Maturity	08/02/2024	600	0	5	5	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2020 (Unaudited)

UAG	Pay	GOLDLNPM Index(4)	5.153	Maturity	12/05/2022	1,674	0	(6)	0	(6)
$0	$15	$21	$(6)
Total Swap Agreements	$946	$107,078	$110,619	$(2,595)
(m)

Securities with an aggregate market value of $16,030 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(4)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$225,550	$0	$225,550
Industrials	0	9,560	0	9,560
Specialty Finance	0	3,041	0	3,041
Utilities	0	3,578	0	3,578
U.S. Government Agencies	0	568,721	0	568,721
U.S. Treasury Obligations	0	2,599,944	0	2,599,944
Non-Agency Mortgage-Backed Securities	0	127,615	0	127,615
Asset-Backed Securities	0	190,802	0	190,802
Sovereign Issues	0	617,408	0	617,408
Preferred Securities
Banking & Finance	0	6,107	0	6,107
Short-Term Instruments
Repurchase Agreements	0	295,442	0	295,442
Short-Term Notes	0	260	0	260
Argentina Treasury Bills	0	765	0	765
U.S. Treasury Bills	0	38,406	0	38,406
U.S. Treasury Cash Management Bills	0	271	0	271
$0	$4,687,470	$0	$4,687,470
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,191	$0	$0	$22,191
Total Investments	$22,191	$4,687,470	$0	$4,709,661
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,117)	$0	$(2,117)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,851	413	0	2,264
Over the counter	0	114,300	0	114,300
$1,851	$114,713	$0	$116,564
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,419)	(1,240)	0	(6,659)
Over the counter	0	(23,811)	(36)	(23,847)
$(5,419)	$(25,051)	$(36)	$(30,506)
Total Financial Derivative Instruments	$(3,568)	$89,662	$(36)	$86,058
Totals	$18,623	$4,775,015	$(36)	$4,793,602

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 16.7%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR03M + 5.250%) due 10/28/2027 ~		$1,000	$999
Altice France S.A. 3.846% (LIBOR03M + 3.688%) due 01/31/2026 ~		2,037	2,024
Arches Buyer, Inc. 4.500% due 12/06/2027		400	401
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~		600	601
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(i)		1,173	1,186
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		300	300
Caesars Resort Collection LLC 4.647% (LIBOR03M + 4.500%) due 07/21/2025 ~		599	600
Calpine Corp. 2.650% (LIBOR03M + 2.500%) due 12/16/2027 ~		1,385	1,379
Camelot U.S. Acquisition Co. 3.147% (LIBOR03M + 3.000%) due 10/30/2026 ~		3,441	3,430
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		1,638	1,697
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		898	898
Citadel Securities LP 2.897% (LIBOR03M + 2.750%) due 02/27/2026 ~		590	591
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~		3,964	3,946
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		2,875	2,870
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		6,184	6,184
Coty, Inc. 2.402% (LIBOR03M + 2.250%) due 04/07/2025 ~		247	235
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~		913	915
Crown Finance US, Inc. 7.000% due 05/23/2024		18	22
Dun & Bradstreet Corp. 3.898% (LIBOR03M + 3.750%) due 02/06/2026 ~		1,197	1,199
EW Scripps Co. TBD% due 12/15/2027		100	100
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		831	851
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,800	3,851
IRB Holding Corp.
TBD% due 12/15/2027		600	601
3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		1,194	1,186
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		1,600	1,601
Jaguar Holding Co. 3.500% (LIBOR03M + 2.500%) due 08/18/2022 ~		3,092	3,093
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		99	98
Jeld-Wen, Inc. 2.147% - 2.148% (LIBOR03M + 2.000%) due 12/14/2024 ~		247	245
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~		1,042	1,039
Ortho-Clinical Diagnostics S.A. 3.398% (LIBOR03M + 3.250%) due 06/30/2025 ~		4,102	4,052
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		3,512	3,459
Rackspace Hosting, Inc. 4.000% (LIBOR03M + 3.000%) due 11/03/2023 ~		3,078	3,079
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		2,250	2,246
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,039
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		2,705	2,719
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/30/2025 ~		500	507
Starfruit Finco BV
3.153% (LIBOR03M + 3.000%) due 10/01/2025 ~		287	284
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	189	230

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

TransDigm, Inc. 2.397% (LIBOR03M + 2.250%) due 12/09/2025 ~		$1,097	1,078
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		264	263
USI, Inc.
3.254% (LIBOR03M + 3.000%) due 05/16/2024 ~		2,547	2,515
4.254% (LIBOR03M + 4.000%) due 12/02/2026 ~		495	495
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		2,200	2,203
XPO Logistics, Inc. 2.147% (LIBOR03M + 2.000%) due 02/24/2025 ~		100	100
Zayo Group Holdings, Inc.
3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		2,052	2,043
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	993	1,213
Total Loan Participations and Assignments (Cost $68,487)			69,667
CORPORATE BONDS & NOTES 51.0%
BANKING & FINANCE 14.7%
American Homes 4 Rent LP 4.900% due 02/15/2029		$1,050	1,269
Ares Finance Co. LLC 3.250% due 06/15/2030		100	106
Aviation Capital Group LLC
3.500% due 11/01/2027		1,200	1,202
5.500% due 12/15/2024		500	554
Banca Monte dei Paschi di Siena SpA 2.625% due 04/28/2025	EUR	1,500	1,887
Banco do Brasil S.A. 4.875% due 04/19/2023		$1,100	1,176
Barclays PLC 4.972% due 05/16/2029 •		700	840
BGC Partners, Inc. 4.375% due 12/15/2025		100	106
Brandywine Operating Partnership LP 4.550% due 10/01/2029		300	337
Brixmor Operating Partnership LP 3.900% due 03/15/2027		850	947
Cantor Fitzgerald LP 6.500% due 06/17/2022		900	973
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		1,300	1,339
Deutsche Bank AG
3.961% due 11/26/2025 •		1,400	1,531
4.250% due 10/14/2021		300	308
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		600	672
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		1,000	1,022
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		1,600	1,631
3.219% due 01/09/2022		500	506
3.339% due 03/28/2022		400	405
3.550% due 10/07/2022		1,100	1,124
5.125% due 06/16/2025		900	980
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		300	315
6.750% due 03/15/2022		907	911
Freedom Mortgage Corp.
7.625% due 05/01/2026		400	424
8.125% due 11/15/2024		778	814
GE Capital Funding LLC 4.550% due 05/15/2032		1,800	2,161
Genworth Holdings, Inc. 7.200% due 02/15/2021		1,300	1,301
Global Atlantic Fin Co. 4.400% due 10/15/2029		200	221
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,808
GLP Capital LP
4.000% due 01/15/2030		$3,500	3,808
5.250% due 06/01/2025		700	789
Greenland Global Investment Ltd. 5.250% due 02/12/2021		200	199
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,884	2,000
Host Hotels & Resorts LP
3.375% due 12/15/2029		300	309
3.500% due 09/15/2030		1,300	1,372
HSBC Holdings PLC
4.600% due 12/17/2030 •(g)(h)		900	918
4.950% due 03/31/2030		200	250
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,250	1,461

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Intrum AB 3.500% due 07/15/2026	EUR	1,300	1,580
Jefferies Finance LLC 6.250% due 06/03/2026		$1,000	1,040
Kaisa Group Holdings Ltd. 11.750% due 02/26/2021		200	202
Kilroy Realty LP 3.050% due 02/15/2030		1,035	1,101
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	900	1,114
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		$600	615
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	100	139
4.625% due 08/01/2029		$800	861
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		300	314
Natwest Group PLC
4.892% due 05/18/2029 •		500	601
5.076% due 01/27/2030 •		1,000	1,230
Nissan Motor Acceptance Corp. 3.875% due 09/21/2023		100	107
Physicians Realty LP 4.300% due 03/15/2027		1,700	1,880
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		3,000	3,821
Radian Group, Inc. 6.625% due 03/15/2025		700	794
Regency Centers LP 3.700% due 06/15/2030		100	113
SBL Holdings, Inc. 5.125% due 11/13/2026		100	99
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		600	614
SLM Corp. 4.200% due 10/29/2025		1,000	1,059
Spirit Realty LP 4.000% due 07/15/2029		200	225
Stifel Financial Corp. 4.000% due 05/15/2030		300	343
STORE Capital Corp. 4.625% due 03/15/2029		100	116
UniCredit SpA 7.500% due 06/03/2026 •(g)(h)	EUR	1,000	1,422
VEREIT Operating Partnership LP 3.950% due 08/15/2027		$1,000	1,135
Weyerhaeuser Co. 7.375% due 03/15/2032		2,100	3,151
			61,652
INDUSTRIALS 33.5%
Abertis Infraestructuras S.A. 3.000% due 03/27/2031	EUR	800	1,140
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029		$500	535
AdaptHealth LLC 4.625% due 08/01/2029 (a)		100	103
Adevinta ASA 2.625% due 11/15/2025	EUR	400	500
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		$1,700	1,801
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		1,600	1,767
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		2,625	2,721
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		200	215
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046		100	131
Arconic Corp. 6.000% due 05/15/2025		900	962
Atlantia SpA 1.875% due 07/13/2027	EUR	900	1,090
Avantor Funding, Inc. 4.625% due 07/15/2028		$400	423
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		1,900	1,992
Black Knight InfoServ LLC 3.625% due 09/01/2028		450	461
Boeing Co.
5.150% due 05/01/2030		1,000	1,212
5.705% due 05/01/2040		1,100	1,425
5.805% due 05/01/2050		500	691
5.930% due 05/01/2060		500	709

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Bombardier, Inc.
6.000% due 10/15/2022		300	295
7.500% due 12/01/2024		600	577
Booking Holdings, Inc. 4.625% due 04/13/2030		300	373
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		450	464
British Airways Pass-Through Trust 4.250% due 05/15/2034		150	161
Broadcom, Inc.
4.150% due 11/15/2030		300	347
4.250% due 04/15/2026		200	229
4.300% due 11/15/2032		400	475
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,300	1,386
CCO Holdings LLC
4.500% due 08/15/2030		100	106
4.500% due 05/01/2032		1,500	1,603
CF Industries, Inc. 5.375% due 03/15/2044		300	380
Charter Communications Operating LLC
3.700% due 04/01/2051		400	416
4.200% due 03/15/2028		3,200	3,693
Cheniere Energy Partners LP 5.250% due 10/01/2025		1,150	1,181
Chobani LLC 4.625% due 11/15/2028		700	712
Cirsa Finance International SARL 4.750% due 05/22/2025	EUR	1,100	1,320
Citrix Systems, Inc. 3.300% due 03/01/2030		$300	332
Community Health Systems, Inc.
5.625% due 03/15/2027		100	108
6.625% due 02/15/2025		3,700	3,901
8.625% due 01/15/2024		100	104
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		2,041	525
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)		1,400	1,436
CPUK Finance Ltd. 4.875% due 02/28/2047	GBP	1,100	1,507
CSC Holdings LLC
3.375% due 02/15/2031		$2,000	1,965
4.125% due 12/01/2030		2,100	2,198
DaVita, Inc. 4.625% due 06/01/2030		2,800	2,970
Delta Air Lines, Inc.
4.500% due 10/20/2025 ~		200	214
7.000% due 05/01/2025		2,800	3,235
Diamond Sports Group LLC
5.375% due 08/15/2026		200	163
6.625% due 08/15/2027		1,200	727
Eldorado Intl. Finance GmbH 8.625% due 06/16/2021		200	203
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025	EUR	800	1,036
Expedia Group, Inc.
3.250% due 02/15/2030		$1,300	1,354
3.800% due 02/15/2028		1,700	1,827
Fraport AG Frankfurt Airport Services Worldwide 2.125% due 07/09/2027	EUR	600	785
Freeport-McMoRan, Inc. 5.450% due 03/15/2043		$300	374
Gap, Inc.
8.625% due 05/15/2025		300	335
8.875% due 05/15/2027		200	232
General Electric Co. 4.250% due 05/01/2040		600	709
Heathrow Funding Ltd. 1.875% due 07/12/2032	EUR	800	1,066
Hilton Domestic Operating Co., Inc.
4.000% due 05/01/2031		$600	634
4.875% due 01/15/2030		2,200	2,408
Huntsman International LLC 4.500% due 05/01/2029		1,600	1,846
Hyatt Hotels Corp. 5.750% due 04/23/2030		1,600	1,970
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	500	625
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		200	254
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$500	531
IHS Markit Ltd. 4.250% due 05/01/2029		300	365

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Innophos Holdings, Inc. 9.375% due 02/15/2028		400	439
Intelsat Jackson Holdings S.A. 5.500% due 08/01/2023 ^(c)		100	68
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025		600	648
Kraft Heinz Foods Co. 4.250% due 03/01/2031		300	335
Las Vegas Sands Corp. 3.900% due 08/08/2029		400	430
Leidos, Inc. 4.375% due 05/15/2030		300	360
Live Nation Entertainment, Inc.
3.750% due 01/15/2028 (a)		300	304
6.500% due 05/15/2027		2,800	3,135
Manitowoc Co., Inc. 9.000% due 04/01/2026		900	974
Marks & Spencer PLC 6.000% due 06/12/2025	GBP	800	1,223
Marriott International, Inc.
3.500% due 10/15/2032		$1,100	1,206
4.625% due 06/15/2030		2,150	2,525
Melco Resorts Finance Ltd. 5.750% due 07/21/2028		2,100	2,240
NCL Corp. Ltd. 10.250% due 02/01/2026		1,150	1,348
Netflix, Inc.
4.375% due 11/15/2026		3,400	3,776
4.875% due 06/15/2030		1,000	1,152
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		1,300	1,360
Northriver Midstream Finance LP 5.625% due 02/15/2026		600	621
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		500	535
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		1,400	1,494
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		700	745
Prosus NV 3.832% due 02/08/2051		700	688
QVC, Inc. 4.850% due 04/01/2024		500	541
Radiate Holdco LLC 4.500% due 09/15/2026		1,300	1,344
Rattler Midstream LP 5.625% due 07/15/2025		400	423
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	100	133
5.750% due 10/15/2027	GBP	1,100	1,670
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$400	456
11.500% due 06/01/2025		400	468
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		100	115
4.500% due 05/15/2030		1,300	1,542
Sands China Ltd.
3.800% due 01/08/2026		200	214
4.375% due 06/18/2030		900	1,005
5.125% due 08/08/2025		400	450
5.400% due 08/08/2028		3,700	4,343
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,278	1,526
Scripps Escrow, Inc. 3.875% due 01/15/2029		$200	209
Seagate HDD Cayman 5.750% due 12/01/2034		300	354
Shift4 Payments LLC 4.625% due 11/01/2026		400	417
Southwest Airlines Co.
2.625% due 02/10/2030		400	409
5.250% due 05/04/2025		2,800	3,245
Spirit AeroSystems, Inc.
5.500% due 01/15/2025		500	528
7.500% due 04/15/2025		1,800	1,934
Standard Industries, Inc. 4.375% due 07/15/2030		3,500	3,749
Switch Ltd. 3.750% due 09/15/2028		400	407
Syngenta Finance NV 5.182% due 04/24/2028		1,800	1,931
Tencent Holdings Ltd.
2.390% due 06/03/2030		250	257
3.240% due 06/03/2050		200	207
Tenet Healthcare Corp. 4.625% due 06/15/2028		1,475	1,548

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		1,250	1,240
Textron, Inc. 3.000% due 06/01/2030		400	432
Time Warner Entertainment Co. LP 8.375% due 07/15/2033		200	310
TransDigm, Inc. 8.000% due 12/15/2025		900	997
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,421	1,197
Triumph Group, Inc. 8.875% due 06/01/2024		1,075	1,182
Unigel Luxembourg S.A. 8.750% due 10/01/2026		600	648
United Airlines Pass-Through Trust
2.700% due 11/01/2033		690	668
5.875% due 04/15/2029		800	867
Vail Resorts, Inc. 6.250% due 05/15/2025		1,900	2,031
ViaSat, Inc. 6.500% due 07/15/2028		400	434
Virgin Australia Holdings Ltd. 8.125% due 11/15/2024 ^(c)		900	74
Virgin Media Secured Finance PLC 4.125% due 08/15/2030	GBP	1,700	2,377
Vmed O2 UK Financing PLC 4.250% due 01/31/2031		$700	717
Western Digital Corp. 4.750% due 02/15/2026		1,600	1,770
Wynn Macau Ltd.
5.125% due 12/15/2029		900	921
5.500% due 01/15/2026		300	312
5.500% due 10/01/2027		500	520
5.625% due 08/26/2028		900	945
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,610	18
			140,226
UTILITIES 2.8%
AT&T, Inc. 3.650% due 06/01/2051		$300	314
Calpine Corp. 4.500% due 02/15/2028		1,500	1,562
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		200	213
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		900	977
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		405	384
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	401
3.150% due 01/01/2026		1,100	1,173
3.500% due 06/15/2025		100	108
4.550% due 07/01/2030		500	570
Puget Energy, Inc. 4.100% due 06/15/2030		100	113
ReNew Power Synthetic 6.670% due 03/12/2024		1,400	1,477
Rio Oil Finance Trust
8.200% due 04/06/2028		788	888
9.250% due 07/06/2024		780	866
Sprint Corp.
7.125% due 06/15/2024		100	117
7.250% due 09/15/2021		2,072	2,159
7.875% due 09/15/2023		200	232
			11,554
Total Corporate Bonds & Notes (Cost $202,555)			213,432
MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028		130	130
Total Municipal Bonds & Notes (Cost $123)			130
U.S. GOVERNMENT AGENCIES 0.9%
Freddie Mac 5.992% due 11/25/2055 «~		377	229

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051	3,300	3,460
Total U.S. Government Agencies (Cost $3,707)		3,689
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Inflation Protected Securities (f)
0.250% due 07/15/2029 (l)	3,512	3,977
Total U.S. Treasury Obligations (Cost $3,534)		3,977
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Investment Trust 2.007% due 11/25/2045 ^•	47	30
Banc of America Alternative Loan Trust 16.614% due 09/25/2035 ^•	526	561
Banc of America Funding Trust
3.056% due 09/20/2047 ^~	434	375
7.000% due 10/25/2037 ^	185	150
Banc of America Mortgage Trust 2.673% due 10/25/2035 ~	899	871
BCAP LLC Trust
0.368% due 05/25/2047 ^•	207	202
0.650% due 05/26/2035 •	7	7
4.873% due 07/26/2037 ~	506	513
Bear Stearns ALT-A Trust 3.171% due 04/25/2037 ~	413	363
Chase Mortgage Finance Trust 3.259% due 09/25/2036 ^~	96	88
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036	52	55
Countrywide Alternative Loan Trust
0.338% due 07/25/2046 ^•	142	134
0.342% due 09/20/2046 •	190	170
0.448% due 06/25/2035 ^•	417	302
0.528% due 09/25/2046 ^•	432	411
0.548% due 04/25/2035 ^•	385	314
0.768% due 11/25/2035 •	143	137
1.448% due 10/25/2035 ^•	207	155
5.750% due 07/25/2035 ^	118	100
6.000% due 08/25/2036 ^•	290	240
6.000% due 05/25/2037 ^	756	524
Countrywide Home Loan Mortgage Pass-Through Trust
3.028% due 09/25/2037 ^~	429	411
5.750% due 07/25/2037 ^	130	99
6.000% due 10/25/2034	7	7
Credit Suisse Mortgage Capital Certificates 2.458% due 12/29/2037 ~	5,755	4,448
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	737	576
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.248% due 08/25/2037 ^•	458	378
0.298% due 02/25/2047 •	2,365	1,642
First Horizon Alternative Mortgage Securities Trust
2.827% due 08/25/2035 ^~	128	119
6.000% due 05/25/2036 ^	9	6
Impac Secured Assets Trust 0.298% due 11/25/2036 •	554	519
IndyMac Mortgage Loan Trust
0.398% due 02/25/2037 •	328	257
3.064% due 11/25/2035 ^~	359	339
3.548% due 05/25/2037 ^~	163	138
6.250% due 11/25/2037 ^	295	191
MASTR Adjustable Rate Mortgages Trust 4.824% due 11/25/2034 ~	229	234
Merrill Lynch Alternative Note Asset Trust 0.258% due 03/25/2037 •	2,161	858
Morgan Stanley Mortgage Loan Trust 2.989% due 11/25/2037 ~	362	310
Residential Accredit Loans, Inc. Trust
0.498% due 08/25/2035 ^•	647	524
3.490% due 07/25/2035 ~	33	32
4.130% due 12/26/2034 ^~	346	219
4.420% due 09/25/2035 ^~	12	10
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^	23	22
WaMu Mortgage Pass-Through Certificates Trust
1.753% due 07/25/2047 ^•	91	84
2.722% due 12/25/2036 ^~	154	153
Total Non-Agency Mortgage-Backed Securities (Cost $16,328)		17,278
ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp. Home Equity Loan Trust 0.698% due 12/25/2045 ^•	782	576

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.608% due 01/25/2036 •		526	505
Asset-Backed Funding Certificates Trust
1.148% due 06/25/2037 •		382	352
1.198% due 03/25/2034 ^•		708	695
Bear Stearns Asset-Backed Securities Trust
0.488% due 05/25/2036 ^•		353	351
0.498% due 12/25/2035 ^•		361	220
1.948% due 07/25/2034 •		357	361
Citigroup Mortgage Loan Trust 0.308% due 12/25/2036 •		1,203	840
GSAMP Trust
0.268% due 12/25/2036 •		494	304
0.378% due 12/25/2046 •		441	291
HSI Asset Securitization Corp. Trust 0.928% due 11/25/2035 •		1,190	1,181
Lehman XS Trust 0.458% due 03/25/2037 •		1,272	1,065
MASTR Asset-Backed Securities Trust
0.368% due 08/25/2036 •		590	317
0.448% due 08/25/2036 •		1,335	726
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 01/25/2037 •		4,022	2,228
0.288% due 10/25/2036 •		775	475
0.298% due 10/25/2036 •		2,000	1,312
0.298% due 12/25/2036 •		115	75
0.378% due 09/25/2036 •		831	493
0.448% due 06/25/2036 •		205	182
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		1,222	620
New Century Home Equity Loan Trust 3.148% due 01/25/2033 ^•		87	80
People's Financial Realty Mortgage Securities Trust 0.288% due 09/25/2036 •		3,873	1,476
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ		2,099	851
Residential Asset Mortgage Products Trust 0.608% due 12/25/2035 •		1,306	1,160
Residential Asset Securities Corp. Trust 1.028% due 08/25/2034 •		291	265
Securitized Asset-Backed Receivables LLC Trust
0.648% due 03/25/2036 •		1,474	1,104
0.648% due 05/25/2036 •		945	661
SG Mortgage Securities Trust 0.508% due 02/25/2036 •		1,195	859
Structured Asset Investment Loan Trust
1.273% due 01/25/2035 •		1,024	993
1.528% due 04/25/2033 •		35	35
1.723% due 01/25/2035 •		1,102	740
1.873% due 01/25/2035 ^•		731	168
Total Asset-Backed Securities (Cost $19,284)			21,561
SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
1.000% due 07/09/2029		29	13
0.125% due 07/09/2030 þ		233	94
0.125% due 07/09/2035 þ		153	55
0.125% due 07/09/2041 þ		1,800	685
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	180	1
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		1,290	9
Peru Government International Bond
5.940% due 02/12/2029	PEN	200	69
5.940% due 02/12/2029		1,000	345
6.350% due 08/12/2028		700	245
6.350% due 08/12/2028		8,900	3,125
6.950% due 08/12/2031		3,300	1,185
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		$200	222
Russia Government International Bond
7.650% due 04/10/2030	RUB	184,700	2,820
8.500% due 09/17/2031		112,400	1,824
Ukraine Government International Bond 7.750% due 09/01/2021		$300	311
Total Sovereign Issues (Cost $11,489)			11,003
		SHARES
WARRANTS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		307,998	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		34,977	13
Total Warrants (Cost $92)			13
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citizens Financial Group, Inc. 5.650% due 10/06/2025 •(g)		300,000	338
Total Preferred Securities (Cost $300)			338
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (j) 0.5%			2,150
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Kaisa Group Holdings Ltd.
6.750% due 02/18/2021		$200	200
7.875% due 06/09/2021		800	807
			1,007
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (d)(e)	ARS	14,084	103
U.S. TREASURY BILLS 0.1%
0.075% due 02/25/2021 (d)(e)(n)		$261	261
Total Short-Term Instruments (Cost $3,520)			3,521
Total Investments in Securities (Cost $329,419)			344,609
		SHARES
INVESTMENTS IN AFFILIATES 17.1%
SHORT-TERM INSTRUMENTS 17.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.1%
PIMCO Short-Term Floating NAV Portfolio III		7,270,595	71,695
Total Short-Term Instruments (Cost $71,536)			71,695
Total Investments in Affiliates (Cost $71,536)			71,695
Total Investments 99.5% (Cost $400,955)			$416,304
Financial Derivative Instruments (k)(m) (0.0)%(Cost or Premiums, net $185)			(144)
Other Assets and Liabilities, net 0.5%			2,088
Net Assets 100.0%			$418,248

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,173	$1,186	0.29%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,821	0.91
$4,173	$5,007	1.20%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$553	U.S. Treasury Bills 0.000% due 12/30/2021	$(564)	$553	$553
SBI	(0.100)	03/19/2020	03/17/2022	1,597	Deere & Co.3.900% due 06/9/2042	(1,651)	1,597	1,594
Total Repurchase Agreements	$(2,215)	$2,150	$2,147
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
Deere & Co.	3.900%	06/09/2042	$1,300	$(1,433)	$(1,658)
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2051	1,400	(1,446)	(1,452)
Total Short Sales (0.7)%	$(2,879)	$(3,110)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(729) at a weighted average interest rate of (2.194%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period

(1)	Includes accrued interest.
(2)	Payable for short sales includes $4 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures	$169.000	01/22/2021	5	$5	$(3)	$(2)
Put - CBOT U.S. Treasury Bond February 2021 Futures	170.000	01/22/2021	1	1	(1)	0
Put - CBOT U.S. Treasury Bond February 2021 Futures	171.000	01/22/2021	6	6	(6)	(4)
Call - CBOT U.S. Treasury Bond February 2021 Futures	177.000	01/22/2021	1	1	(1)	0
Call - CBOT U.S. Treasury Bond February 2021 Futures	178.000	01/22/2021	5	5	(4)	(1)
Call - CBOT U.S. Treasury Bond February 2021 Futures	179.000	01/22/2021	6	6	(4)	(1)
Total Written Options	$(19)	$(8)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	267	$33,686	$77	$12	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	8	$(1,736)	$(1)	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2021	207	(45,742)	(45)	0	(5)
U.S. Treasury 10-Year Note March Futures	03/2021	198	(27,339)	(54)	0	(22)
$(100)	$1	$(27)
Total Futures Contracts	$(23)	$13	$(27)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anheuser-Busch InBev	(1.000)%	Quarterly	12/20/2023	0.397%	EUR	3,300	$(68)	$(7)	$(75)	$0	$(1)
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.199	$4,400	(118)	(6)	(124)	0	(1)
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.440	300	0	(7)	(7)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.281	4,200	(153)	31	(122)	0	0
Kohl's Corp.	(1.000)	Quarterly	12/20/2023	0.927	1,000	28	(30)	(2)	0	(2)
L Brands, Inc.	(1.000)	Quarterly	12/20/2023	1.414	1,050	81	(69)	12	0	0
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.159	1,900	(46)	(2)	(48)	0	0
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	12/20/2023	3.926	1,150	49	45	94	0	(1)
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.300	4,400	(129)	20	(109)	1	0
$(356)	$(25)	$(381)	$1	$(5)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.585%	$8,800	$143	$4	$147	$1	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2021	4.779	1,100	27	(22)	5	3	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	9.351	400	(12)	(41)	(53)	0	(8)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

DISH DBS Corp.	5.000	Quarterly	12/20/2022	2.165		400	23	0	23	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.399		200	3	2	5	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914	EUR	450	(81)	37	(44)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.020		600	(54)	(14)	(68)	0	0
							$49	$(34)	$15	$4	$(8)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-33 5-Year Index	(1.000)%	Quarterly		12/20/2024		$2,900	$27	$(76)	$(49)	$0	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	5.000%	Quarterly		12/20/2025		$9,920	$711	$233	$944	$19	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2026	GBP	8,700	$2	$(5)	$(3)	$13	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		1,500	(1)	(14)	(15)	0	(5)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		2,300	(120)	(55)	(175)	0	(25)
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	BRL	38,200	0	(3)	(3)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		6,700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		6,700	0	8	8	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		38,200	6	54	60	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	2,000	0	37	37	1	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,300	(5)	74	69	4	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	07/15/2025	CNY	4,500	0	1	1	0	0
Pay	3-Month CNY-CNREPOFIX	2.640	Quarterly	07/16/2025		3,400	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.611	Quarterly	08/04/2025		1,200	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	08/07/2025		1,500	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.625	Quarterly	08/07/2025		1,500	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.633	Quarterly	08/10/2025		1,200	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	08/21/2025		1,800	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025		1,420	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025		2,130	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025		4,260	0	1	1	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.803	Quarterly	03/17/2026		5,200	0	5	5	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		3,200	0	3	3	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.848	Quarterly	03/17/2026		800	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.873	Quarterly	03/17/2026		800	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.884	Quarterly	03/17/2026		3,200	0	5	5	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		$6,400	(186)	139	(47)	0	(8)
Pay	3-Month USD-LIBOR	0.990	Semi-Annual	09/01/2050		600	(4)	(59)	(63)	2	0
Pay	3-Month USD-LIBOR	0.970	Semi-Annual	09/10/2050		500	(4)	(51)	(55)	2	0
Pay	3-Month USD-LIBOR	0.984	Semi-Annual	09/14/2050		600	(4)	(60)	(64)	2	0
Pay	3-Month USD-LIBOR	1.214	Semi-Annual	10/13/2050		300	(3)	(12)	(15)	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	10/27/2050		600	(4)	(20)	(24)	2	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050		600	(4)	(20)	(24)	2	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Pay(6)	3-Month USD-LIBOR	1.400	Semi-Annual	01/04/2051	600	(10)	8	(2)	2	0
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	51,600	7	46	53	13	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025	20,300	0	8	8	5	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	EUR	5,700	12	6	18	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	292,500	(7)	(57)	(64)	1	0
$(325)	$38	$(287)	$51	$(40)
Total Swap Agreements	$106	$136	$242	$75	$(55)
(l)

Securities with an aggregate market value of $3,977 and cash of $6,516 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	$1,712	JPY	178,057	$12	$0
01/2021	328	PLN	1,270	12	0
03/2021	180	HKD	1,394	0	0
BPS	01/2021	EUR	884	$1,072	0	(8)
01/2021	PEN	394	110	1	0
01/2021	$111	PLN	431	4	0
02/2021	RUB	63,502	$862	7	0
03/2021	$395	IDR	5,628,693	8	0
03/2021	412	INR	30,700	5	0
CBK	01/2021	EUR	112	$136	0	(1)
01/2021	PEN	14,945	4,167	38	0
01/2021	RUB	7,472	97	0	(4)
01/2021	$167	JPY	17,359	1	0
01/2021	5	PLN	20	0	0
02/2021	RUB	28,899	$386	1	(4)
02/2021	$255	MXN	5,858	38	0
03/2021	327	7,378	41	0
05/2021	804	COP	2,950,726	55	0
05/2021	3	PEN	10	0	0
DUB	01/2021	PEN	2,601	$722	3	0
GLM	01/2021	BRL	2,133	420	9	0
01/2021	JPY	365,121	3,528	0	(9)
01/2021	RUB	9,302	121	0	(4)
01/2021	$422	BRL	2,133	0	(11)
01/2021	413	ZAR	6,292	14	0
02/2021	RUB	30,514	$400	0	(11)
02/2021	$419	BRL	2,133	0	(9)
02/2021	3,529	JPY	365,121	9	0
HUS	01/2021	BRL	2,913	$576	15	0
01/2021	GBP	4,944	6,612	0	(149)
01/2021	$561	BRL	2,913	0	0
01/2021	308	JPY	32,069	3	0
01/2021	375	MXN	7,505	2	0
01/2021	280	PLN	1,067	6	0
02/2021	RUB	39,153	$525	1	(3)
02/2021	$575	BRL	2,913	0	(15)
03/2021	413	INR	30,709	5	0
MYI	01/2021	21	PLN	79	0	0
SCX	01/2021	BRL	2,913	$561	0	0
01/2021	EUR	10,727	12,847	0	(258)
01/2021	$575	BRL	2,913	0	(14)
02/2021	EUR	10,727	$13,134	20	0
TOR	01/2021	$1,319	JPY	137,636	14	0
03/2021	315	MXN	6,465	7	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

UAG	02/2021	RUB	91,792	$1,214	1	(22)
Total Forward Foreign Currency Contracts	$332	$(522)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	790	$90	$87
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	520	57	57
Total Purchased Options	$147	$144
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	900	$(1)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	400	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	1,400	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	2,200	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	400	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	200	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	1,100	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	400	(1)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	800	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	800	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	200	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	700	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	2,100	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	700	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,100	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	2,100	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	700	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	800	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	800	(1)	(1)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	1,600	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	700	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,600	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	400	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	800	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	800	(1)	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	800	(1)	(1)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	400	0	0
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	1,000	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	200	0	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	600	0	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	900	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	800	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	1,500	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	1,500	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	800	(1)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	800	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	400	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	700	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	700	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	800	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	700	(1)	(1)
$(61)	$(30)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC USD versus CNH	CNH	6.420	02/26/2021	899	$(4)	$(3)
Call - OTC USD versus CNH	6.660	02/26/2021	899	(4)	(3)
$(8)	$(6)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	2,390	$(89)	$(88)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012	01/14/2021	500	(4)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	01/14/2021	500	(4)	(2)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298	01/11/2021	600	(5)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.598	01/11/2021	600	(5)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.830	01/22/2021	900	(4)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/22/2021	900	(4)	(2)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	1,560	(56)	(57)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/19/2021	700	(8)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/19/2021	700	(8)	(7)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/04/2021	600	(4)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/04/2021	600	(4)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.165	01/11/2021	800	(6)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	300	(1)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.485	01/11/2021	800	(6)	(3)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	300	(1)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.110	01/15/2021	600	(5)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450	01/15/2021	600	(6)	(6)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	600	(7)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	600	(7)	(5)
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/07/2021	600	(5)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2021	600	(5)	0
$(244)	$(176)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	250	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	250	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,000	(3)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	500	(1)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	250	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	500	(2)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	400	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	300	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	500	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	500	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	400	(1)	(1)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.125	03/04/2021		600	(2)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021		300	(1)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			104.141	03/04/2021		300	0		0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.367	02/04/2021		100	0		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.406	02/04/2021		400	(1)		(2)
								$(22)		$(17)
Total Written Options								$(335)		$(229)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.376%	$5,700	$64	$(172)	$0	$(108)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Baidu, Inc.	1.000%	Quarterly	12/20/2024	0.522%	$200	$0	$4	$4	$0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	0.974	200	(4)	4	0	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.555	600	2	9	11	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.555	1,500	3	24	27	0
GST	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	200	3	2	5	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.522	200	0	4	4	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.641	200	0	3	3	0
							$4	$50	$54	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%		5.000%	Quarterly	12/20/2023	$100	$12	$(1)	$11	$0
CBK	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	200	21	0	21	0
GST	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	100	14	(5)	9	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	400	47	(5)	42	0
JPM	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	900	112	(18)	94	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	100	12	(2)	10	0
							$218	$(31)	$187	$0
Total Swap Agreements							$286	$(153)	$241	$(108)
(n)

Securities with an aggregate market value of $261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$68,481	$1,186	$69,667
Corporate Bonds & Notes
Banking & Finance	0	57,831	3,821	61,652
Industrials	0	140,226	0	140,226
Utilities	0	11,554	0	11,554
Municipal Bonds & Notes
New York	0	130	0	130
U.S. Government Agencies	0	3,460	229	3,689
U.S. Treasury Obligations	0	3,977	0	3,977
Non-Agency Mortgage-Backed Securities	0	17,278	0	17,278
Asset-Backed Securities	0	21,561	0	21,561
Sovereign Issues	0	11,003	0	11,003
Warrants
Utilities	0	13	0	13
Preferred Securities
Banking & Finance	0	338	0	338
Short-Term Instruments
Repurchase Agreements	0	2,150	0	2,150
Short-Term Notes	0	1,007	0	1,007
Argentina Treasury Bills	0	103	0	103
U.S. Treasury Bills	0	261	0	261
$0	$339,373	$5,236	$344,609
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,695	$0	$0	$71,695
Total Investments	$71,695	$339,373	$5,236	$416,304
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(1,658)	0	(1,658)
U.S. Government Agencies	0	(1,452)	0	(1,452)
$0	$(3,110)	$0	$(3,110)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	75	0	88
Over the counter	0	717	0	717
$13	$792	$0	$805
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(63)	0	(90)
Over the counter	0	(858)	(1)	(859)
$(27)	$(921)	$(1)	$(949)
Total Financial Derivative Instruments	$(14)	$(129)	$(1)	$(144)
Totals	$71,681	$336,134	$5,235	$413,050

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$20,045	$3,492	$(10,916)	$80	$(251)	$2,191	$0	$(13,455)	$1,186	$51
Corporate Bonds & Notes
Banking & Finance	3,387	0	0	0	0	434	0	0	3,821	434
Industrials	6	23	0	0	0	(12)	0	(17)	0	0
U.S. Government Agencies	232	0	(4)	1	1	(1)	0	0	229	(1)
$23,670	$3,515	$(10,920)	$81	$(250)	$2,612	$0	$(13,472)	$5,236	$484
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(1)	$0	$0	$0	$0	$0	$(1)	$0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Totals	$23,670	$3,515	$(10,921)	$81	$(250)	$2,612	$0	$(13,472)	$5,235	$484
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$1,186	Proxy Pricing			Base Price			101.250	—
Corporate Bonds & Notes
Banking & Finance		3,821	Discounted Cash Flow			Discount Rate			4.780	—
U.S. Government Agencies		229	Proxy Pricing			Base Price			60.640	—
Financial Derivative Instruments - Liabilities
Over the counter		(1)	Other Valuation Techniques(2)			-			-
Total		$5,235
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Diversified Income Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Academy Sport & Outdoors 5.750% (LIBOR03M + 5.000%) due 10/28/2027 ~		$500	$501
Advantage Sales & Marketing, Inc. 6.000% (LIBOR03M + 5.250%) due 10/28/2027 ~		1,000	999
Altice France S.A.
3.846% (LIBOR03M + 3.688%) due 01/31/2026 ~		3,025	3,007
4.237% (LIBOR03M + 4.000%) due 08/14/2026 ~		5,455	5,442
American Builders & Contractors Supply Co., Inc. 2.147% (LIBOR03M + 2.000%) due 01/15/2027 ~		1,086	1,078
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		2,100	2,098
APi Group DE, Inc.
2.647% (LIBOR03M + 2.500%) due 10/01/2026 ~		396	395
2.897% (LIBOR03M + 2.750%) due 10/01/2026 ~		171	171
Arches Buyer, Inc. 4.500% due 12/06/2027		3,500	3,508
Asplundh Tree Expert LLC 2.647% (LIBOR03M + 2.500%) due 09/07/2027 ~		2,414	2,424
Asurion LLC
3.147% (LIBOR03M + 3.000%) due 11/03/2024 ~		224	223
6.647% (LIBOR03M + 6.500%) due 08/04/2025 ~		75	76
Austin BidCo, Inc. TBD% due 12/01/2027		700	699
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		100	98
B.C. Unlimited Liability Co. 1.897% (LIBOR03M + 1.750%) due 11/19/2026 ~		89	87
Bausch Health Cos., Inc.
2.898% (LIBOR03M + 2.750%) due 11/27/2025 ~		23	22
3.148% (LIBOR03M + 3.000%) due 06/02/2025 ~		1,717	1,712
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~		97	97
Blackstone CQP Holdco LP 3.736% (LIBOR03M + 3.500%) due 09/30/2024 ~		3,201	3,195
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 02/06/2027 ~	EUR	3,000	3,678
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		$2,062	2,027
4.647% (LIBOR03M + 4.500%) due 07/21/2025 ~		3,072	3,082
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		995	1,031
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,691	3,654
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		12,283	12,236
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		499	499
CityCenter Holdings LLC 2.397% (LIBOR03M + 2.250%) due 04/18/2024 ~		386	382
Clear Channel Outdoor Holdings, Inc. 3.714% (LIBOR03M + 3.500%) due 08/21/2026 ~		990	955
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~		474	472
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		190	190
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		687	687
CSC Holdings LLC 2.659% (LIBOR03M + 2.500%) due 04/15/2027 ~		196	195
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		94	94
Delos Finance SARL 2.004% (LIBOR03M + 1.750%) due 10/06/2023 ~		140	140
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		995	1,013
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		1,437	1,366
Dun & Bradstreet Corp. 3.898% (LIBOR03M + 3.750%) due 02/06/2026 ~		199	199
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		3,181	2,671
Forest City Enterprises LP 3.647% (LIBOR03M + 3.500%) due 12/08/2025 ~		323	310

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

FrontDoor, Inc. 2.688% (LIBOR03M + 2.500%) due 08/16/2025 ~		156	156
Frontier Communications Corp. 5.750% (LIBOR03M + 4.750%) due 10/08/2021 «~		2,000	2,020
Gardner Denver, Inc.
1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		3,594	3,551
2.897% (LIBOR03M + 2.750%) due 03/01/2027 ~		1,592	1,594
Gates Global LLC 3.750% (LIBOR03M + 2.750%) due 04/01/2024 ~		1,549	1,547
Global Medical Response, Inc. 5.250% (LIBOR03M + 4.250%) due 03/14/2025 ~		292	289
Golden Entertainment, Inc. 3.750% (LIBOR03M + 3.000%) due 10/21/2024 ~		386	379
Graham Packaging Co., Inc. 4.500% (LIBOR03M + 3.750%) due 08/04/2027 ~		2,292	2,302
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~		2,639	2,614
Illuminate Buyer LLC 4.147% (LIBOR03M + 4.000%) due 06/30/2027 ~		660	661
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,862	5,871
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		$486	481
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		869	889
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,971	4,025
IRB Holding Corp. TBD% due 12/15/2027		2,750	2,754
Iridium Satellite LLC 4.750% (LIBOR03M + 3.750%) due 11/04/2026 ~		496	499
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		1,291	1,291
KIK Custom Products, Inc. TBD% due 12/17/2026		1,250	1,253
Lealand Finance Company B.V. (1.147% Cash and 3.000% PIK) 4.147% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		33	22
LogMeIn, Inc. 4.903% (LIBOR03M + 4.750%) due 08/31/2027 ~		1,390	1,387
Marriott Ownership Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 08/29/2025 ~		153	150
McAfee LLC 3.898% (LIBOR03M + 3.750%) due 09/30/2024 ~		259	260
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		3,899	3,857
Neiman Marcus Group Ltd. LLC 13.000% due 09/25/2025		815	871
Nexstar Broadcasting, Inc. 2.905% (LIBOR03M + 2.750%) due 09/18/2026 ~		302	300
Nielsen Finance LLC 2.146% (LIBOR03M + 2.000%) due 10/04/2023 ~		549	548
Pacific Drilling Co. LLC TBD% due		148	148
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		317	312
Pike Corp. 4.120% (LIBOR03M + 3.000%) due 07/24/2026 ~		563	563
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	2,277	2,780
3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		$5,635	5,634
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		260	259
RPI Intermediate Finance Trust 1.897% (LIBOR03M + 1.750%) due 02/11/2027 ~		118	118
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/30/2025 ~		500	507
Staples, Inc. 5.214% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,537	2,466
Starfruit Finco BV
3.153% (LIBOR03M + 3.000%) due 10/01/2025 ~		1,110	1,100
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	755	921
Sunshine Luxembourg SARL 4.254% (LIBOR03M + 4.000%) due 10/01/2026 ~		$746	750
TransDigm, Inc. 2.397% (LIBOR03M + 2.250%) due 12/09/2025 ~		6,336	6,225
Tronox Finance LLC 3.147% - 3.254% (LIBOR03M + 3.000%) due 09/23/2024 ~		75	75
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,166	1,160
Valaris PLC TBD% due 08/17/2021 «		1,728	1,715
Verifone Systems, Inc. 4.224% (LIBOR03M + 4.000%) due 08/20/2025 ~		490	475
Weber-Stephen Products LLC 4.000% (LIBOR03M + 3.250%) due 10/30/2027 ~		1,000	1,003
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		500	501

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		298	293
Zayo Group Holdings, Inc.
3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		2,138	2,128
3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	794	970
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$452	412
Ziggo Financing Partnership BV 2.659% (LIBOR03M + 2.500%) due 04/30/2028 ~		3,410	3,387
Total Loan Participations and Assignments (Cost $132,272)			134,186
CORPORATE BONDS & NOTES 47.5%
BANKING & FINANCE 17.8%
AerCap Ireland Capital DAC
3.650% due 07/21/2027 (l)		10,055	10,960
4.450% due 04/03/2026		550	618
4.875% due 01/16/2024		300	328
AIA Group Ltd. 3.200% due 09/16/2040		800	840
Air Lease Corp. 2.500% due 03/01/2021		30	30
Alexandria Real Estate Equities, Inc. 3.450% due 04/30/2025		120	133
Allied Universal Holdco LLC 6.625% due 07/15/2026		4,668	4,983
Ally Financial, Inc.
3.875% due 05/21/2024		1,400	1,535
4.125% due 02/13/2022		40	42
4.250% due 04/15/2021		1,175	1,187
4.625% due 05/19/2022		100	105
8.000% due 11/01/2031		12,556	18,170
Ambac LSNI LLC 6.000% due 02/12/2023 •		3,248	3,235
American Campus Communities Operating Partnership LP 2.850% due 02/01/2030		500	524
American Homes 4 Rent LP
4.250% due 02/15/2028		1,010	1,162
4.900% due 02/15/2029		1,880	2,272
American International Group, Inc.
5.750% due 04/01/2048 •		950	1,088
6.250% due 05/01/2036		5,600	8,106
American Tower Corp.
2.100% due 06/15/2030		1,200	1,233
2.750% due 01/15/2027		1,860	2,019
2.900% due 01/15/2030		870	950
2.950% due 01/15/2025		1,225	1,327
3.375% due 10/15/2026		290	326
3.700% due 10/15/2049		2,000	2,273
3.800% due 08/15/2029		1,925	2,240
Aon Corp. 2.800% due 05/15/2030		670	732
Aroundtown S.A. 3.250% due 07/18/2027	GBP	2,200	3,375
Athene Holding Ltd. 4.125% due 01/12/2028		$400	446
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	3,357
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,000	2,043
3.250% due 02/15/2027		300	307
4.250% due 04/15/2026		1,575	1,698
5.250% due 05/15/2024		4,700	5,115
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	400	517
5.375% due 01/18/2028 •		2,000	2,129
Banco Bradesco S.A.
2.850% due 01/27/2023		$3,100	3,175
3.200% due 01/27/2025		3,000	3,146
Banco BTG Pactual S.A.
4.500% due 01/10/2025		6,000	6,420
5.500% due 01/31/2023		500	538
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,400	1,608
Banco de Sabadell S.A. 1.750% due 05/10/2024	EUR	100	127
Banco del Estado de Chile 2.704% due 01/09/2025		$1,400	1,481
Banco do Brasil S.A. 4.875% due 04/19/2023		5,500	5,878
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(h)(i)		2,600	3,108
Banco Santander Chile 2.700% due 01/10/2025		3,000	3,180

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Banco Santander S.A.
2.746% due 05/28/2025		800	855
3.490% due 05/28/2030		400	449
Banco Votorantim S.A. 4.500% due 09/24/2024		600	635
Bank of America Corp.
1.015% (US0003M + 0.790%) due 03/05/2024 ~		140	141
2.676% due 06/19/2041 •		640	668
2.884% due 10/22/2030 •		4,490	4,932
3.705% due 04/24/2028 •		8,900	10,134
Bank of Nova Scotia 4.900% due 06/04/2025 •(h)(i)		2,000	2,170
Banque PSA Finance S.A. 5.750% due 04/04/2021		1,447	1,465
Barclays Bank PLC 7.625% due 11/21/2022 (i)		4,822	5,366
Barclays PLC
2.375% due 10/06/2023 •	GBP	100	141
3.250% due 02/12/2027		300	458
3.250% due 01/17/2033		800	1,291
3.650% due 03/16/2025		$200	221
4.337% due 01/10/2028		300	345
4.338% due 05/16/2024 •		200	217
4.375% due 01/12/2026		300	346
6.125% due 12/15/2025 •(h)(i)		2,800	3,024
6.375% due 12/15/2025 •(h)(i)	GBP	600	889
7.125% due 06/15/2025 •(h)(i)		3,700	5,656
7.250% due 03/15/2023 •(h)(i)		4,000	5,815
7.875% due 09/15/2022 •(h)(i)(		200	292
8.000% due 06/15/2024 •(h)(i)		$2,400	2,677
BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,689
5.375% due 07/24/2023		460	498
BNP Paribas S.A.
2.219% due 06/09/2026 •		1,600	1,675
3.052% due 01/13/2031 •		4,600	5,023
3.375% due 01/09/2025		1,000	1,097
4.400% due 08/14/2028		1,200	1,423
4.705% due 01/10/2025 •		500	556
7.000% due 08/16/2028 •(h)		1,700	2,016
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,635
3.500% due 01/31/2023		200	208
4.000% due 01/25/2024		200	213
Brandywine Operating Partnership LP 3.950% due 11/15/2027		100	107
Brixmor Operating Partnership LP
1.264% (US0003M + 1.050%) due 02/01/2022 ~		925	924
4.125% due 05/15/2029		190	219
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	496
4.350% due 04/15/2030		3,400	4,076
4.700% due 09/20/2047		626	792
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,577
CIT Group, Inc.
4.125% due 03/09/2021		320	321
4.750% due 02/16/2024		1,000	1,095
5.000% due 08/15/2022		9,612	10,203
5.000% due 08/01/2023		9,675	10,588
Citibank N.A. 3.650% due 01/23/2024		2,000	2,187
Citigroup, Inc.
1.655% (US0003M + 1.430%) due 09/01/2023 ~		650	661
2.572% due 06/03/2031 •(j)		4,400	4,691
3.106% due 04/08/2026 •		2,100	2,297
CNO Financial Group, Inc. 5.250% due 05/30/2025		819	952
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	400	503
Corporate Office Properties LP 2.250% due 03/15/2026		$580	605
Credit Acceptance Corp. 5.125% due 12/31/2024		3,000	3,127
Credit Agricole S.A.
1.907% due 06/16/2026 •		3,550	3,685
3.750% due 04/24/2023		500	537
6.500% due 06/23/2021 •(h)(i)	EUR	200	250
7.500% due 06/23/2026 •(h)(i)	GBP	200	328
Credit Suisse AG 6.500% due 08/08/2023 (i)		$12,200	13,770
Credit Suisse Group AG
1.460% (US0003M + 1.240%) due 06/12/2024 ~		900	913
2.593% due 09/11/2025 •		2,750	2,895
2.997% due 12/14/2023 •		500	523
3.800% due 06/09/2023		250	269

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.869% due 01/12/2029 •		4,250	4,818
4.194% due 04/01/2031 •		3,100	3,649
4.207% due 06/12/2024 •		1,000	1,084
6.250% due 12/18/2024 •(h)(i)		2,100	2,303
6.375% due 08/21/2026 •(h)(i)		250	279
7.250% due 09/12/2025 •(h)(i)		500	563
7.500% due 07/17/2023 •(h)(i)		1,800	1,966
7.500% due 12/11/2023 •(h)(i)		900	1,004
7.500% due 12/11/2023 •(h)(i)		300	335
Crown Castle International Corp.
2.250% due 01/15/2031		3,300	3,426
3.100% due 11/15/2029		1,020	1,126
3.200% due 09/01/2024		334	363
3.250% due 01/15/2051		1,930	2,036
3.650% due 09/01/2027		1,464	1,655
4.000% due 03/01/2027		199	229
4.000% due 11/15/2049		500	592
CubeSmart LP 2.000% due 02/15/2031		1,525	1,531
CyrusOne LP
1.450% due 01/22/2027	EUR	500	619
2.150% due 11/01/2030		$1,000	977
3.450% due 11/15/2029		600	646
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		5,625	5,794
Deutsche Bank AG
2.129% due 11/24/2026 •(j)		150	153
2.222% due 09/18/2024 •		2,000	2,059
3.547% due 09/18/2031 •		1,800	1,956
3.961% due 11/26/2025 •		2,600	2,843
4.250% due 10/14/2021		28,800	29,539
5.882% due 07/08/2031 •		3,400	4,082
6.000% due 10/30/2025 •(h)		1,000	1,005
Discover Bank
2.450% due 09/12/2024		1,200	1,270
3.350% due 02/06/2023		300	317
4.650% due 09/13/2028		1,100	1,317
Doctors Co. 6.500% due 10/15/2023		10,425	11,275
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		61	57
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		140	133
5.125% due 11/30/2024		4,996	4,728
E*TRADE Financial Corp. 3.800% due 08/24/2027		2,906	3,355
EPR Properties
3.750% due 08/15/2029		505	485
4.500% due 06/01/2027		50	50
Equinix, Inc.
2.150% due 07/15/2030		210	214
2.875% due 02/01/2026	EUR	1,050	1,306
3.200% due 11/18/2029		$910	1,004
ERP Operating LP
3.250% due 08/01/2027		138	154
4.000% due 08/01/2047		78	97
Erste Group Bank AG 8.875% due 10/15/2021 •(h)(i)	EUR	1,600	2,081
ESH Hospitality, Inc. 4.625% due 10/01/2027		$1,200	1,231
Essex Portfolio LP
1.650% due 01/15/2031		700	697
2.650% due 03/15/2032		690	742
2.650% due 09/01/2050		300	289
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		1,200	1,345
Fastighets AB Balder 1.125% due 03/14/2022	EUR	200	247
Ford Credit Canada Co.
2.710% due 02/23/2022 (j)	CAD	1,840	1,448
3.742% due 05/08/2023 (j)		4,000	3,191
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	1,000	1,217
0.000% due 12/07/2022 •		200	236
0.172% due 12/01/2024 •		600	680
0.217% due 11/15/2023 ~		100	117
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$900	896
1.296% (US0003M + 1.080%) due 08/03/2022 ~		200	195
1.456% (US0003M + 1.235%) due 02/15/2023 ~		200	193
1.521% (US0003M + 1.270%) due 03/28/2022 ~		2,000	1,966
1.744% due 07/19/2024	EUR	1,000	1,219
2.748% due 06/14/2024	GBP	1,200	1,643
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$400	400
3.021% due 03/06/2024	EUR	1,000	1,269
3.087% due 01/09/2023		$3,900	3,975
3.200% due 01/15/2021		1,000	1,002

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.336% due 03/18/2021		800	803
3.339% due 03/28/2022		1,000	1,011
3.370% due 11/17/2023		5,200	5,309
3.375% due 11/13/2025		9,700	9,946
3.470% due 04/05/2021		600	602
3.550% due 10/07/2022		3,300	3,372
3.664% due 09/08/2024		800	822
3.813% due 10/12/2021		2,600	2,634
4.250% due 09/20/2022		1,000	1,034
4.535% due 03/06/2025	GBP	4,900	7,130
5.085% due 01/07/2021		$700	702
5.125% due 06/16/2025		5,300	5,769
5.596% due 01/07/2022		9,800	10,155
5.875% due 08/02/2021		900	922
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		10,569	11,084
6.750% due 03/15/2022		3,700	3,717
Freedom Mortgage Corp.
7.625% due 05/01/2026		1,100	1,165
8.125% due 11/15/2024		420	439
GE Capital Funding LLC 4.400% due 05/15/2030		5,000	5,896
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		1,200	1,433
General Motors Financial Co., Inc.
1.080% (US0003M + 0.850%) due 04/09/2021 ~		100	100
1.550% (US0003M + 1.310%) due 06/30/2022 ~		100	101
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025		1,325	1,437
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	1,291
GLP Capital LP
4.000% due 01/15/2030		$100	109
5.250% due 06/01/2025		1,002	1,130
5.375% due 04/15/2026		100	115
5.750% due 06/01/2028		1,090	1,294
Goldman Sachs Group, Inc.
1.215% (US0003M + 1.000%) due 07/24/2023 ~		100	101
3.800% due 03/15/2030		2,500	2,942
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,100	1,200
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		490	503
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	849
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		680	711
HAT Holdings LLC 3.750% due 09/15/2030		2,570	2,679
Highwoods Realty LP 3.050% due 02/15/2030		100	106
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	592
Howard Hughes Corp.
5.375% due 03/15/2025		1,115	1,153
5.375% due 08/01/2028		1,800	1,939
HSBC Holdings PLC
1.600% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,729
2.357% due 08/18/2031 •		400	414
2.848% due 06/04/2031 •		4,600	4,948
3.262% due 03/13/2023 •		1,130	1,168
3.803% due 03/11/2025 •		300	328
3.973% due 05/22/2030 •		1,140	1,319
4.041% due 03/13/2028 •		1,020	1,165
4.250% due 08/18/2025		4,200	4,777
4.292% due 09/12/2026 •		1,000	1,141
4.583% due 06/19/2029 •		400	473
4.600% due 12/17/2030 •(h)(i)		1,600	1,632
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	3,769
6.000% due 09/29/2023 •(h)(i)	EUR	1,500	2,013
6.000% due 05/22/2027 •(h)(i)		$700	764
6.250% due 03/23/2023 •(h)		700	734
6.500% due 03/23/2028 •(h)(i)		2,800	3,148
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	512
3.950% due 11/01/2027		633	698
4.650% due 04/01/2029		300	351
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		1,000	1,012
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027		400	441
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		2,800	3,046
International Lease Finance Corp. 8.625% due 01/15/2022		520	560

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	219
6.500% due 02/24/2021		12,725	12,827
7.000% due 01/19/2021 •(h)(i)	EUR	1,400	1,718
Intrum AB 3.125% due 07/15/2024		2,300	2,825
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$1,900	1,948
3.250% due 01/24/2025		4,000	4,200
JAB Holdings BV 2.200% due 11/23/2030		1,000	1,006
Jefferies Finance LLC 6.250% due 06/03/2026		4,345	4,520
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	11,415
3.797% due 07/23/2024 •		1,990	2,161
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	23,238	2,165
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	200	277
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$861	875
Kilroy Realty LP
2.500% due 11/15/2032		780	792
3.050% due 02/15/2030		100	106
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	1,080
3.750% due 07/01/2029		300	352
KSA Sukuk Ltd.
2.894% due 04/20/2022		2,000	2,062
2.969% due 10/29/2029		380	411
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,210	1,192
LeasePlan Corp. NV
2.875% due 10/24/2024		600	635
7.375% due 05/29/2024 •(h)(i)	EUR	2,000	2,683
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	335
Life Storage LP
3.875% due 12/15/2027		$112	128
4.000% due 06/15/2029		140	164
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		105	127
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,500	4,333
Lloyds Bank PLC 7.500% due 04/02/2032 þ		$3,200	2,701
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	200	287
2.858% due 03/17/2023 •		$3,500	3,598
4.050% due 08/16/2023		1,700	1,859
4.375% due 03/22/2028		200	238
4.550% due 08/16/2028		1,000	1,207
4.947% due 06/27/2025 •(h)(i)	EUR	1,700	2,238
7.500% due 09/27/2025 •(h)(i)		$2,400	2,766
7.625% due 06/27/2023 •(h)(i)	GBP	1,500	2,261
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		$3,325	3,406
5.750% due 02/01/2027		810	910
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	2,093
2.193% due 02/25/2025		3,500	3,701
3.455% due 03/02/2023		1,646	1,755
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	255
2.201% due 07/10/2031 •		$2,500	2,604
2.869% due 09/13/2030 •		1,000	1,086
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,200	1,672
3.500% due 03/15/2031		$300	310
3.692% due 06/05/2028	GBP	3,200	4,750
4.625% due 08/01/2029		$1,570	1,690
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		1,960	2,083
Nationwide Building Society
3.766% due 03/08/2024 •		1,000	1,065
3.960% due 07/18/2030 •		2,400	2,798
4.363% due 08/01/2024 •		1,700	1,849
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		2,778	2,809
2.000% due 03/04/2025 •	EUR	700	904
2.500% due 03/22/2023		6,300	8,132
3.498% due 05/15/2023 •		$1,858	1,929
4.269% due 03/22/2025 •		240	266
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	2,437
6.000% due 12/29/2025 •(h)(i)		$2,650	2,909

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

8.625% due 08/15/2021 •(h)(i)		23,300	24,235
Navient Corp.
5.625% due 01/25/2025		100	95
6.150% due 03/10/2021		400	400
6.625% due 07/26/2021		1,440	1,473
NE Property BV 1.875% due 10/09/2026	EUR	400	492
Newmark Group, Inc. 6.125% due 11/15/2023		$1,455	1,583
NFP Corp. 6.875% due 08/15/2028		475	508
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,816
2.679% due 07/16/2030		2,300	2,438
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,722
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	767
4.950% due 04/01/2024		1,900	2,070
OneMain Finance Corp.
4.000% due 09/15/2030		550	571
5.375% due 11/15/2029		1,784	2,011
5.625% due 03/15/2023		4,000	4,302
6.125% due 05/15/2022		2,401	2,551
6.125% due 03/15/2024		5,810	6,355
6.625% due 01/15/2028		20	24
6.875% due 03/15/2025		490	570
7.125% due 03/15/2026		1,740	2,060
7.750% due 10/01/2021		5,461	5,755
8.250% due 10/01/2023		2,000	2,302
8.875% due 06/01/2025		400	453
Pacific LifeCorp 3.350% due 09/15/2050		1,000	1,114
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		736	738
5.250% due 08/15/2022		8,434	8,855
Park Intermediate Holdings LLC
5.875% due 10/01/2028		2,025	2,160
7.500% due 06/01/2025		840	909
Physicians Realty LP
3.950% due 01/15/2028		23	25
4.300% due 03/15/2027		3,000	3,318
Piper Jaffray Cos.
4.740% due 10/15/2021		600	601
5.200% due 10/15/2023		2,100	2,100
PRA Group, Inc. 7.375% due 09/01/2025		2,390	2,601
Prudential PLC 3.125% due 04/14/2030		150	170
Quicken Loans LLC
3.625% due 03/01/2029		1,000	1,022
3.875% due 03/01/2031		560	582
5.250% due 01/15/2028		2,855	3,053
Radian Group, Inc.
4.875% due 03/15/2027		1,100	1,211
6.625% due 03/15/2025		400	454
Raymond James Financial, Inc. 4.650% due 04/01/2030		250	307
Realty Income Corp. 3.250% due 01/15/2031		800	908
Regency Centers LP 2.950% due 09/15/2029		100	107
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		230	253
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,450	1,454
Sabra Health Care LP
3.900% due 10/15/2029		150	158
5.125% due 08/15/2026		1,000	1,116
Santander Holdings USA, Inc.
3.244% due 10/05/2026		5,000	5,460
3.400% due 01/18/2023		300	315
Santander UK Group Holdings PLC
0.309% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	614
3.373% due 01/05/2024 •		$200	211
3.823% due 11/03/2028 •		900	1,015
6.750% due 06/24/2024 •(h)(i)	GBP	2,550	3,798
7.375% due 06/24/2022 •(h)(i)		4,250	6,088
Santander UK PLC 2.875% due 06/18/2024		$2,000	2,145
SBA Communications Corp. 3.875% due 02/15/2027		2,020	2,124
SBA Tower Trust
1.884% due 07/15/2050		1,000	1,032
2.328% due 07/15/2052		1,420	1,438

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		900	949
5.250% due 05/23/2023 (i)		600	643
5.717% due 06/16/2021		14,050	14,380
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,600	1,648
5.950% due 10/24/2022		4,100	4,194
SL Green Realty Corp. 4.500% due 12/01/2022		10,300	10,839
SLM Corp.
4.200% due 10/29/2025		2,000	2,117
5.125% due 04/05/2022		620	636
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	319
4.125% due 07/15/2023		200	214
Societe Generale S.A.
5.375% due 11/18/2030 •(h)(i)		1,500	1,594
6.750% due 04/06/2028 •(h)(i)		3,100	3,481
Spirit Realty LP
3.200% due 01/15/2027		500	532
3.200% due 02/15/2031		810	862
3.400% due 01/15/2030		650	705
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	2,513
4.305% due 05/21/2030 •		2,600	3,052
Starwood Property Trust, Inc. 5.000% due 12/15/2021		100	102
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	4,672	7,582
Stifel Financial Corp. 4.000% due 05/15/2030		$780	893
STORE Capital Corp. 2.750% due 11/18/2030		400	407
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		1,200	1,230
2.130% due 07/08/2030		600	630
2.348% due 01/15/2025		900	955
2.750% due 01/15/2030		1,900	2,075
SVB Financial Group 3.125% due 06/05/2030		380	428
Synchrony Financial 3.700% due 08/04/2026		1,000	1,110
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	94	174
5.801% due 10/13/2040		204	386
6.052% due 10/13/2039		7,406	13,847
TP ICAP PLC 5.250% due 05/29/2026		4,900	7,614
Trust Fibra Uno
6.390% due 01/15/2050		$4,500	5,280
6.950% due 01/30/2044		1,620	1,991
UBS AG
4.750% due 02/12/2026 •(i)	EUR	400	492
5.125% due 05/15/2024 (i)		$1,200	1,326
7.625% due 08/17/2022 (i)		19,500	21,589
UBS Group AG
5.750% due 02/19/2022 •(h)(i)	EUR	1,300	1,668
7.000% due 02/19/2025 •(h)(i)		$200	228
7.125% due 08/10/2021 •(h)(i)		3,700	3,816
UniCredit SpA
2.569% due 09/22/2026 •		3,500	3,575
4.129% (US0003M + 3.900%) due 01/14/2022 ~		2,250	2,314
5.459% due 06/30/2035 •		1,200	1,323
6.572% due 01/14/2022		2,050	2,161
7.830% due 12/04/2023		5,450	6,471
9.250% due 06/03/2022 •(h)(i)	EUR	500	672
United Shore Financial Services LLC 5.500% due 11/15/2025		$2,000	2,112
VEREIT Operating Partnership LP
2.850% due 12/15/2032		500	523
3.100% due 12/15/2029		1,300	1,404
3.400% due 01/15/2028		640	707
3.950% due 08/15/2027		438	497
4.875% due 06/01/2026		200	235
VICI Properties LP 4.250% due 12/01/2026		2,030	2,109
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	500	759
W R Berkley Corp. 4.000% due 05/12/2050		$650	795
Washington Prime Group LP 6.450% due 08/15/2024		2,805	1,691
Wells Fargo & Co.
2.164% due 02/11/2026 •		2,000	2,104
2.393% due 06/02/2028 •		2,900	3,089
3.000% due 04/22/2026		282	311

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.068% due 04/30/2041 •		2,100	2,288
3.196% due 06/17/2027 •		7,200	7,987
3.550% due 09/29/2025		400	449
Welltower, Inc.
2.700% due 02/15/2027		500	551
4.250% due 04/15/2028		385	452
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,855
6.950% due 10/01/2027		460	599
7.375% due 03/15/2032		1,270	1,906
Willis North America, Inc. 2.950% due 09/15/2029		200	219
			928,781
INDUSTRIALS 23.9%
AbbVie, Inc. 5.000% due 12/15/2021		50	52
Academy Ltd. 6.000% due 11/15/2027		1,000	1,050
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	856
5.500% due 07/01/2028		800	861
Activision Blizzard, Inc. 2.500% due 09/15/2050		1,140	1,114
AdaptHealth LLC
4.625% due 08/01/2029 (b)		500	514
6.125% due 08/01/2028		850	915
Adevinta ASA
2.625% due 11/15/2025	EUR	1,000	1,251
3.000% due 11/15/2027		750	950
Adient U.S. LLC 9.000% due 04/15/2025		$300	335
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		2,035	2,156
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		991	1,187
Agilent Technologies, Inc. 2.100% due 06/04/2030		370	385
Air Canada Pass-Through Trust
3.600% due 09/15/2028		575	568
5.250% due 10/01/2030		1,020	1,093
Aker BP ASA
3.750% due 01/15/2030		800	843
4.000% due 01/15/2031		1,100	1,193
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		1,280	1,414
Albertsons Cos., Inc.
4.625% due 01/15/2027		100	106
4.875% due 02/15/2030		100	110
Alcon Finance Corp. 2.600% due 05/27/2030		900	960
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	590
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	534
3.550% due 10/01/2027		600	657
ALROSA Finance S.A.
3.100% due 06/25/2027		5,500	5,688
4.650% due 04/09/2024		2,200	2,383
Altice Financing S.A.
2.250% due 01/15/2025	EUR	300	355
3.000% due 01/15/2028		1,200	1,416
7.500% due 05/15/2026		$9,000	9,509
Altice France Holding S.A.
8.000% due 05/15/2027	EUR	600	798
10.500% due 05/15/2027		$750	843
Altice France S.A.
2.125% due 02/15/2025	EUR	3,900	4,608
3.375% due 01/15/2028		1,025	1,241
5.125% due 01/15/2029		$2,100	2,177
7.375% due 05/01/2026		11,410	12,023
8.125% due 02/01/2027		700	773
Amazon.com, Inc.
3.875% due 08/22/2037		580	724
4.050% due 08/22/2047		1,710	2,258
4.250% due 08/22/2057		880	1,254
American Airlines Pass-Through Trust
3.150% due 08/15/2033		290	285
3.200% due 12/15/2029		1,619	1,585
3.350% due 04/15/2031		1,081	1,070
3.375% due 11/01/2028		727	684
3.575% due 07/15/2029		809	805
3.600% due 03/22/2029		787	777
3.600% due 04/15/2031		156	144
3.650% due 02/15/2029		332	335

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		450	467
5.875% due 05/15/2026		88	91
Amgen, Inc.
3.150% due 02/21/2040		4,500	4,961
4.000% due 09/13/2029	GBP	100	172
AMN Healthcare, Inc. 4.000% due 04/15/2029		$650	666
ANGI Group LLC 3.875% due 08/15/2028		1,810	1,846
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		1,300	1,399
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	644
4.600% due 04/15/2048		3,000	3,796
4.750% due 01/23/2029		1,620	1,999
4.750% due 04/15/2058		720	943
4.950% due 01/15/2042		1,400	1,842
Antofagasta PLC 2.375% due 10/14/2030		800	804
Apache Corp.
4.625% due 11/15/2025		1,680	1,766
4.875% due 11/15/2027		870	924
Apple, Inc. 2.950% due 09/11/2049		3,250	3,628
Arches Buyer, Inc. 4.250% due 06/01/2028		475	482
Arconic Corp. 6.125% due 02/15/2028		220	238
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		1,600	1,674
5.250% due 08/15/2027		300	315
Arrow Electronics, Inc. 3.250% due 09/08/2024		300	325
Asbury Automotive Group, Inc.
4.500% due 03/01/2028		85	89
4.750% due 03/01/2030		107	115
Ashtead Capital, Inc.
4.000% due 05/01/2028		700	745
5.250% due 08/01/2026		300	318
Atlantia SpA 1.625% due 02/03/2025	EUR	500	611
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028		$650	663
Austin BidCo, Inc. 7.125% due 12/15/2028		300	314
AutoNation, Inc. 3.350% due 01/15/2021		130	130
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,933
4.625% due 07/15/2028		$1,780	1,885
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,252
4.750% due 06/15/2027		1,150	1,225
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		975	976
4.000% due 10/15/2030		4,250	4,315
4.250% due 05/15/2024		287	293
4.375% due 01/15/2028		4,520	4,663
BAE Systems PLC 3.400% due 04/15/2030		800	907
Baidu, Inc.
1.720% due 04/09/2026		1,000	1,016
3.075% due 04/07/2025		400	428
3.425% due 04/07/2030		600	665
3.875% due 09/29/2023		1,100	1,187
Ball Corp. 2.875% due 08/15/2030		920	919
BAT Capital Corp.
1.101% (US0003M + 0.880%) due 08/15/2022 ~		230	232
3.222% due 08/15/2024		1,924	2,084
3.557% due 08/15/2027		1,074	1,196
4.390% due 08/15/2037		770	862
4.540% due 08/15/2047		766	851
Bausch Health Americas, Inc. 8.500% due 01/31/2027		270	301
Bausch Health Cos., Inc.
5.000% due 01/30/2028		500	516
5.250% due 01/30/2030		1,000	1,049
5.500% due 11/01/2025		500	519
6.250% due 02/15/2029		500	544
7.000% due 03/15/2024		867	893
7.000% due 01/15/2028		200	220
9.000% due 12/15/2025		400	443
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~		500	501

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

4.250% due 12/15/2025		900	1,030
4.375% due 12/15/2028		800	941
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		1,000	1,048
4.875% due 11/01/2025		124	127
Becton Dickinson and Co.
2.823% due 05/20/2030		270	297
3.794% due 05/20/2050		300	357
Berry Global, Inc. 4.875% due 07/15/2026		100	108
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		1,181	910
Black Knight InfoServ LLC 3.625% due 09/01/2028		1,210	1,240
Block Communications, Inc. 4.875% due 03/01/2028		1,490	1,538
Boardwalk Pipelines LP 3.400% due 02/15/2031		1,230	1,285
Boeing Co.
2.750% due 02/01/2026		2,000	2,104
3.250% due 02/01/2028		2,000	2,145
3.625% due 02/01/2031		1,775	1,948
5.040% due 05/01/2027		1,000	1,170
5.150% due 05/01/2030		1,000	1,212
5.705% due 05/01/2040		180	233
5.805% due 05/01/2050		2,000	2,763
5.930% due 05/01/2060		1,850	2,625
Bombardier, Inc.
5.750% due 03/15/2022		100	102
6.000% due 10/15/2022		400	394
6.125% due 05/15/2021	EUR	300	366
6.125% due 01/15/2023		$500	489
7.500% due 12/01/2024		4,130	3,972
7.500% due 03/15/2025		2,000	1,858
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		1,370	1,414
Boston Scientific Corp. 2.650% due 06/01/2030		720	773
Boyd Gaming Corp. 6.000% due 08/15/2026		170	177
Braskem Netherlands Finance BV 4.500% due 01/10/2028		400	422
BRF S.A. 5.750% due 09/21/2050		3,700	4,123
Brink's Co. 5.500% due 07/15/2025		2,070	2,214
Bristol-Myers Squibb Co.
3.400% due 07/26/2029		860	1,002
4.125% due 06/15/2039		240	306
4.625% due 05/15/2044		100	137
British Airways Pass-Through Trust 4.250% due 05/15/2034		950	1,019
Broadcom Corp. 3.875% due 01/15/2027		729	820
Broadcom, Inc.
3.150% due 11/15/2025		800	874
4.110% due 09/15/2028		776	889
4.150% due 11/15/2030		700	811
4.250% due 04/15/2026		1,100	1,261
4.300% due 11/15/2032		1,390	1,651
4.750% due 04/15/2029		2,910	3,481
5.000% due 04/15/2030		1,900	2,311
Buckeye Partners LP
4.125% due 03/01/2025		1,020	1,034
4.500% due 03/01/2028		1,330	1,372
Builders FirstSource, Inc. 6.750% due 06/01/2027		180	195
BWX Technologies, Inc. 4.125% due 06/30/2028		1,770	1,849
BY Crown Parent LLC 4.250% due 01/31/2026		1,700	1,745
Cable One, Inc. 4.000% due 11/15/2030		1,550	1,613
Cablevision Lightpath LLC
3.875% due 09/15/2027		1,000	1,008
5.625% due 09/15/2028		600	629
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,675	1,786
Caesars Resort Collection LLC 5.750% due 07/01/2025		2,175	2,307
Camelot Finance S.A. 4.500% due 11/01/2026		200	209
Cameron LNG LLC
3.302% due 01/15/2035		300	339
3.402% due 01/15/2038		400	437
3.701% due 01/15/2039		300	339

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

CANPACK S.A. 3.125% due 11/01/2025		900	906
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,360	1,405
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027		140	148
CCO Holdings LLC
4.500% due 05/01/2032		525	561
5.125% due 05/01/2027		6,000	6,375
5.375% due 06/01/2029		100	110
CDW LLC 3.250% due 02/15/2029		1,940	1,981
Cenovus Energy, Inc. 5.375% due 07/15/2025		550	620
Centene Corp.
4.250% due 12/15/2027		2,200	2,337
4.750% due 01/15/2025		2,200	2,260
5.375% due 08/15/2026		3,735	3,954
Central Garden & Pet Co. 4.125% due 10/15/2030		950	992
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028		200	237
Charles River Laboratories International, Inc. 4.250% due 05/01/2028		220	231
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		3,604	3,697
3.700% due 04/01/2051		1,000	1,040
3.850% due 04/01/2061		1,550	1,562
4.800% due 03/01/2050		3,880	4,637
4.908% due 07/23/2025		4,500	5,231
5.125% due 07/01/2049		4,490	5,480
5.375% due 04/01/2038		500	625
5.375% due 05/01/2047		100	125
6.484% due 10/23/2045		2,200	3,124
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,572
5.875% due 03/31/2025		3,900	4,542
7.000% due 06/30/2024		200	234
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,125	3,285
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,512
5.500% due 01/15/2028		$300	314
Chobani LLC 4.625% due 11/15/2028		1,275	1,297
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,250	1,367
Citrix Systems, Inc. 3.300% due 03/01/2030		910	1,006
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		1,455	1,477
Clearwater Paper Corp. 4.750% due 08/15/2028		870	902
CommScope Technologies LLC 5.000% due 03/15/2027		1,000	992
CommScope, Inc.
5.500% due 03/01/2024		682	704
6.000% due 03/01/2026		583	615
7.125% due 07/01/2028		3,070	3,275
8.250% due 03/01/2027		955	1,021
Community Health Systems, Inc.
5.625% due 03/15/2027		2,225	2,395
6.000% due 01/15/2029		1,000	1,082
6.625% due 02/15/2025		270	285
8.000% due 03/15/2026		2,640	2,847
Conagra Brands, Inc. 4.300% due 05/01/2024		628	703
Connect Finco SARL 6.750% due 10/01/2026		2,250	2,427
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	1,214
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		1,521	391
Constellium SE 5.625% due 06/15/2028		750	810
Core & Main LP 6.125% due 08/15/2025		1,380	1,429
Cornerstone Building Brands, Inc.
6.125% due 01/15/2029		3,660	3,896
8.000% due 04/15/2026		100	105
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(d)		2,700	0
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		4,000	4,472
4.250% due 07/17/2042		2,600	3,049

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

CoStar Group, Inc. 2.800% due 07/15/2030	850	884
Cox Communications, Inc. 3.150% due 08/15/2024	2,940	3,189
CSC Holdings LLC
3.375% due 02/15/2031	1,700	1,670
4.625% due 12/01/2030	3,000	3,135
5.375% due 02/01/2028	500	535
6.500% due 02/01/2029	1,800	2,036
CSN Resources S.A. 7.625% due 02/13/2023	800	831
CVS Health Corp.
3.250% due 08/15/2029	100	113
4.300% due 03/25/2028	1,354	1,613
4.780% due 03/25/2038	565	714
CVS Pass-Through Trust
5.773% due 01/10/2033	279	328
5.926% due 01/10/2034	30	36
6.036% due 12/10/2028	77	90
6.943% due 01/10/2030	7,191	8,601
7.507% due 01/10/2032	5,043	6,200
8.353% due 07/10/2031	1,102	1,458
DAE Funding LLC
5.250% due 11/15/2021	5,359	5,480
5.750% due 11/15/2023	1,796	1,848
Daimler Finance North America LLC 3.400% due 02/22/2022	3,850	3,977
DaVita, Inc.
3.750% due 02/15/2031	3,140	3,194
4.625% due 06/01/2030	4,000	4,242
DCP Midstream Operating LP 5.625% due 07/15/2027	1,070	1,189
Dell International LLC
4.000% due 07/15/2024	500	552
4.900% due 10/01/2026	2,640	3,119
5.300% due 10/01/2029	3,170	3,885
6.020% due 06/15/2026	3,300	4,031
8.100% due 07/15/2036	100	148
8.350% due 07/15/2046	1,400	2,118
Dell, Inc. 6.500% due 04/15/2038	1,100	1,370
Delta Air Lines Pass-Through Trust 6.718% due 07/02/2024	25	25
Delta Air Lines, Inc.
4.500% due 10/20/2025	3,000	3,208
4.750% due 10/20/2028	2,600	2,840
7.000% due 05/01/2025	2,000	2,310
Diamond Offshore Drilling, Inc. 7.875% due 08/15/2025 ^(d)	2,127	271
Diamond Resorts International, Inc.
7.750% due 09/01/2023	3,072	3,163
10.750% due 09/01/2024	2,190	2,204
Diamond Sports Group LLC
5.375% due 08/15/2026	3,163	2,576
6.625% due 08/15/2027	1,677	1,017
Diamondback Energy, Inc. 4.750% due 05/31/2025	450	507
DISH DBS Corp. 5.875% due 07/15/2022	1,300	1,360
Dun & Bradstreet Corp. 6.875% due 08/15/2026	1,139	1,227
eBay, Inc. 2.700% due 03/11/2030	1,090	1,174
Ecopetrol S.A. 7.375% due 09/18/2043	3,130	4,296
Edgewell Personal Care Co. 5.500% due 06/01/2028	1,200	1,291
Edwards Lifesciences Corp. 4.300% due 06/15/2028	368	436
Elanco Animal Health, Inc. 5.900% due 08/28/2028	540	639
Embotelladora Andina S.A. 3.950% due 01/21/2050	1,000	1,125
EMC Corp. 3.375% due 06/01/2023	3,000	3,151
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	1,700	1,659
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	1,000	1,124
4.700% due 05/07/2050	4,700	5,923
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~	1,600	1,601
Energizer Holdings, Inc.
4.375% due 03/31/2029	2,175	2,256
4.750% due 06/15/2028	3,160	3,330
7.750% due 01/15/2027	410	456

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Energy Transfer Operating LP
3.750% due 05/15/2030		670	723
5.000% due 05/15/2050		590	639
5.250% due 04/15/2029		200	234
5.875% due 01/15/2024		130	146
6.125% due 12/15/2045		2,880	3,421
6.500% due 02/01/2042		800	978
Energy Ventures Gom LLC 11.000% due 02/15/2023		1,202	1,134
EnLink Midstream LLC 5.625% due 01/15/2028		525	538
Entegris, Inc. 4.625% due 02/10/2026		200	208
Enterprise Products Operating LLC
3.125% due 07/31/2029		750	832
4.200% due 01/31/2050		200	235
EQM Midstream Partners LP
6.000% due 07/01/2025		390	428
6.500% due 07/01/2027		1,930	2,176
EQT Corp.
3.000% due 10/01/2022		300	303
5.000% due 01/15/2029		900	951
8.750% due 02/01/2030		800	979
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~		415	416
Equinor ASA
3.125% due 04/06/2030		2,100	2,384
3.625% due 04/06/2040		1,000	1,207
3.700% due 04/06/2050		2,100	2,536
Expedia Group, Inc.
3.250% due 02/15/2030		610	635
3.600% due 12/15/2023		1,000	1,066
4.625% due 08/01/2027		400	447
6.250% due 05/01/2025		1,500	1,739
7.000% due 05/01/2025		1,000	1,102
F-Brasile SpA 7.375% due 08/15/2026		800	778
FAGE International S.A. 5.625% due 08/15/2026		1,000	1,029
Fair Isaac Corp.
4.000% due 06/15/2028		340	358
5.250% due 05/15/2026		300	342
Fairstone Financial, Inc. 7.875% due 07/15/2024		2,420	2,573
Ferguson Finance PLC 3.250% due 06/02/2030		600	670
Fiserv, Inc.
3.500% due 07/01/2029		1,200	1,372
4.400% due 07/01/2049		520	697
Flex Acquisition Co., Inc. 6.875% due 01/15/2025		100	102
Flex Ltd. 4.750% due 06/15/2025		300	341
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		590	655
4.000% due 09/21/2023		805	877
Freeport-McMoRan, Inc.
4.125% due 03/01/2028		2,240	2,353
4.375% due 08/01/2028		1,000	1,064
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		2,270	2,309
Fresnillo PLC 4.250% due 10/02/2050		2,000	2,200
Gap, Inc.
8.625% due 05/15/2025		2,150	2,401
8.875% due 05/15/2027		1,500	1,742
Garda World Security Corp. 4.625% due 02/15/2027		660	668
Gartner, Inc.
3.750% due 10/01/2030		2,950	3,101
4.500% due 07/01/2028		910	961
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		500	501
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		6,400	6,802
8.625% due 04/28/2034		5,500	8,635
General Electric Co.
4.350% due 05/01/2050		1,700	2,068
5.625% due 09/16/2031	GBP	100	178
General Motors Co. 6.800% due 10/01/2027 (j)		$400	514
Gerdau Trade, Inc. 4.875% due 10/24/2027		1,500	1,742
Global Medical Response, Inc. 6.500% due 10/01/2025		1,275	1,334

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Global Partners LP 6.875% due 01/15/2029		1,350	1,464
Global Payments, Inc.
2.650% due 02/15/2025		210	225
2.900% due 05/15/2030		1,000	1,088
3.200% due 08/15/2029		2,000	2,222
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		500	535
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	306
goeasy Ltd. 5.375% due 12/01/2024		3,470	3,616
Graphic Packaging International LLC 3.500% due 03/01/2029		2,000	2,049
Gray Oak Pipeline LLC 3.450% due 10/15/2027		2,870	3,001
Griffon Corp. 5.750% due 03/01/2028		3,000	3,178
Hanesbrands, Inc. 4.875% due 05/15/2026		3,000	3,262
HCA, Inc.
3.500% due 09/01/2030		1,680	1,786
4.500% due 02/15/2027		3,360	3,910
4.750% due 05/01/2023		2,500	2,727
5.250% due 06/15/2026		100	118
5.375% due 09/01/2026		613	706
5.625% due 09/01/2028		3,585	4,241
5.875% due 02/15/2026		205	236
5.875% due 02/01/2029		679	819
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		5,000	5,223
4.000% due 05/01/2031		1,375	1,453
5.125% due 05/01/2026		4,400	4,554
5.750% due 05/01/2028		1,200	1,307
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	617
Hologic, Inc. 3.250% due 02/15/2029		2,650	2,701
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~		4,950	5,007
Hyundai Capital America 1.150% due 11/10/2022		1,000	1,001
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	567
8.375% due 05/01/2027		959	1,026
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	2,200	2,748
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,200	1,527
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,000	1,063
IHS Markit Ltd.
3.625% due 05/01/2024		170	186
4.000% due 03/01/2026		300	344
4.250% due 05/01/2029		400	487
4.750% due 02/15/2025		2,175	2,499
4.750% due 08/01/2028		345	426
5.000% due 11/01/2022		2,256	2,416
Illuminate Buyer LLC 9.000% due 07/01/2028		1,760	1,938
Industrias Penoles S.A.B. de C.V.
4.150% due 09/12/2029		700	789
4.750% due 08/06/2050		800	929
Infor, Inc. 1.750% due 07/15/2025		900	936
Ingevity Corp. 3.875% due 11/01/2028		1,050	1,060
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,130	1,241
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,120	2,182
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		387	106
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(d)		6,855	4,918
International Game Technology PLC 5.250% due 01/15/2029		2,000	2,158
IQVIA, Inc.
3.250% due 03/15/2025	EUR	400	495
5.000% due 05/15/2027		$1,000	1,065
Jaguar Holding Co. 4.625% due 06/15/2025		360	380
Jaguar Land Rover Automotive PLC
5.875% due 11/15/2024	EUR	2,900	3,627
6.875% due 11/15/2026		2,500	3,147
7.750% due 10/15/2025		$1,600	1,727

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

JELD-WEN, Inc. 4.625% due 12/15/2025	100	102
JetBlue Pass-Through Trust 4.000% due 05/15/2034	1,920	2,081
Kaiser Aluminum Corp. 6.500% due 05/01/2025	750	804
Kansas City Southern
3.500% due 05/01/2050	500	557
4.200% due 11/15/2069	270	319
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431% due 07/01/2031	1,800	1,862
Kinder Morgan, Inc.
7.750% due 01/15/2032	10,100	14,659
7.800% due 08/01/2031	2,300	3,299
Korn Ferry 4.625% due 12/15/2027	1,250	1,305
Kraft Heinz Foods Co.
3.875% due 05/15/2027	1,000	1,078
4.250% due 03/01/2031	900	1,004
4.375% due 06/01/2046	7,600	8,223
5.000% due 06/04/2042	1,900	2,229
5.200% due 07/15/2045	980	1,165
6.875% due 01/26/2039	1,000	1,387
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026	100	105
7.000% due 12/31/2027	700	734
LABL Escrow Issuer LLC 6.750% due 07/15/2026	120	130
Lamar Media Corp.
3.750% due 02/15/2028	1,050	1,081
4.000% due 02/15/2030	300	312
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028	1,000	1,118
Las Vegas Sands Corp.
3.200% due 08/08/2024	440	466
3.500% due 08/18/2026	1,600	1,713
3.900% due 08/08/2029	900	968
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	409	383
4.500% due 08/15/2025	3,097	1,827
LBM Acquisition LLC 6.250% due 01/15/2029	2,100	2,189
Legacy LifePoint Health LLC 4.375% due 02/15/2027	80	81
Leidos, Inc.
2.300% due 02/15/2031	800	816
4.375% due 05/15/2030	290	348
Lenovo Group Ltd. 3.421% due 11/02/2030	3,000	3,156
Level 3 Financing, Inc.
3.400% due 03/01/2027	600	655
3.625% due 01/15/2029	4,850	4,847
3.875% due 11/15/2029	850	946
4.250% due 07/01/2028	900	926
Leviathan Bond Ltd.
5.750% due 06/30/2023	2,000	2,140
6.500% due 06/30/2027	1,470	1,661
LifePoint Health, Inc. 5.375% due 01/15/2029	1,425	1,426
Live Nation Entertainment, Inc.
3.750% due 01/15/2028 (b)	1,050	1,064
4.750% due 10/15/2027	310	319
LogMeIn, Inc. 5.500% due 09/01/2027	1,700	1,783
Marriott International, Inc.
3.500% due 10/15/2032	2,200	2,411
4.625% due 06/15/2030	300	352
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	150	153
6.125% due 09/15/2025	700	747
6.500% due 09/15/2026	385	403
Marvell Technology Group Ltd. 4.200% due 06/22/2023	331	358
Masco Corp. 4.500% due 05/15/2047	490	616
Matador Resources Co. 5.875% due 09/15/2026	210	206
Mattel, Inc. 5.875% due 12/15/2027	400	445
MEG Energy Corp. 7.125% due 02/01/2027	1,100	1,139
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	700	723
5.250% due 04/26/2026	1,700	1,781
5.375% due 12/04/2029	5,000	5,209
5.625% due 07/17/2027	1,630	1,720

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/2050		300	320
MGM China Holdings Ltd.
5.250% due 06/18/2025		300	313
5.375% due 05/15/2024		1,650	1,708
5.875% due 05/15/2026		1,800	1,907
MGM Resorts International
5.500% due 04/15/2027		1,110	1,239
7.750% due 03/15/2022		300	320
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,418
MMK International Capital DAC 4.375% due 06/13/2024		$3,300	3,565
MPLX LP
3.375% due 03/15/2023		100	106
3.500% due 12/01/2022		200	210
4.250% due 12/01/2027		100	118
MSCI, Inc.
3.625% due 09/01/2030		200	209
4.000% due 11/15/2029		1,590	1,696
MTS Systems Corp. 5.750% due 08/15/2027		420	457
NCL Corp. Ltd.
3.625% due 12/15/2024		1,950	1,856
10.250% due 02/01/2026		910	1,067
NCR Corp.
5.000% due 10/01/2028		3,500	3,699
5.250% due 10/01/2030		1,050	1,128
NetApp, Inc. 2.700% due 06/22/2030		1,600	1,720
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,550	6,215
3.625% due 06/15/2030		1,000	1,393
3.875% due 11/15/2029		2,000	2,831
4.875% due 06/15/2030		$880	1,014
5.375% due 11/15/2029		780	920
5.500% due 02/15/2022		300	314
5.875% due 11/15/2028		4,400	5,282
New Albertson's LP 6.570% due 02/23/2028		800	806
Newell Brands, Inc. 4.875% due 06/01/2025		480	529
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		450	483
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024	EUR	1,000	1,224
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		$68	70
5.500% due 10/01/2021		2,952	2,968
Nielsen Finance LLC
5.625% due 10/01/2028		2,600	2,830
5.875% due 10/01/2030		1,620	1,836
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,500	1,991
4.345% due 09/17/2027		$1,000	1,105
4.810% due 09/17/2030		2,780	3,137
Noble Corp. 15.000% due 02/16/2028 «		682	682
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(d)		3,496	1,411
Nokia Oyj 4.375% due 06/12/2027		240	262
Norbord, Inc. 5.750% due 07/15/2027		160	173
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,431
NortonLifeLock, Inc. 5.000% due 04/15/2025		185	189
Nouryon Holding BV
6.500% due 10/01/2026	EUR	1,500	1,940
8.000% due 10/01/2026		$1,000	1,064
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,920
6.375% due 10/01/2030		1,290	1,464
Nutrition & Biosciences, Inc.
2.300% due 11/01/2030		2,000	2,061
3.468% due 12/01/2050		1,320	1,434
NVIDIA Corp.
3.500% due 04/01/2050		1,600	1,945
3.700% due 04/01/2060		400	515
NVR, Inc. 3.000% due 05/15/2030		940	1,029
NXP BV
3.150% due 05/01/2027		200	221
3.875% due 06/18/2026		1,400	1,605
4.625% due 06/01/2023		1,800	1,968

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Occidental Petroleum Corp.
1.671% (US0003M + 1.450%) due 08/15/2022 ~	1,717	1,683
2.900% due 08/15/2024	4,629	4,462
3.200% due 08/15/2026	100	94
3.500% due 08/15/2029	113	104
4.400% due 08/15/2049	100	84
5.500% due 12/01/2025 (j)	4,325	4,517
5.875% due 09/01/2025	2,500	2,666
6.375% due 09/01/2028	2,000	2,119
6.625% due 09/01/2030	420	457
8.000% due 07/15/2025	3,450	3,936
8.875% due 07/15/2030	2,420	2,845
Odebrecht Oil & Gas Finance Ltd.
0.000% due 02/01/2021 (f)(h)	3,194	21
ON Semiconductor Corp. 3.875% due 09/01/2028	1,820	1,881
Open Text Holdings, Inc. 4.125% due 02/15/2030	160	171
Oracle Corp.
2.800% due 04/01/2027	1,600	1,766
2.950% due 04/01/2030	1,600	1,789
3.600% due 04/01/2040	2,110	2,474
3.600% due 04/01/2050	4,700	5,489
3.800% due 11/15/2037	600	725
3.850% due 04/01/2060	4,700	5,780
4.000% due 11/15/2047	3,000	3,706
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028	750	793
7.375% due 06/01/2025	130	139
Outfront Media Capital LLC
4.625% due 03/15/2030	80	82
5.000% due 08/15/2027	460	469
Pacific Drilling SA 8.375% due 10/01/2023 ^(d)	850	227
Panasonic Corp. 2.536% due 07/19/2022	800	823
Patterson-UTI Energy, Inc. 3.950% due 02/01/2028	100	92
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023	1,300	1,387
Pelabuhan Indonesia PT 5.375% due 05/05/2045	2,000	2,420
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	2,760	2,922
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	110	118
3.350% due 11/01/2029	100	109
3.450% due 07/01/2024	1,610	1,755
Performance Food Group, Inc.
5.500% due 10/15/2027	450	476
6.875% due 05/01/2025	800	860
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	600	642
Pertamina Persero PT
4.150% due 02/25/2060	1,000	1,067
4.175% due 01/21/2050	1,500	1,627
4.700% due 07/30/2049	3,000	3,443
5.625% due 05/20/2043	3,500	4,340
6.500% due 05/27/2041	3,000	4,073
6.500% due 11/07/2048	3,500	4,935
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)	11,221	449
5.500% due 04/12/2037 ^(d)	47,485	1,852
Petroleos Mexicanos
5.950% due 01/28/2031	1,000	999
6.350% due 02/12/2048	4,393	3,990
6.375% due 01/23/2045	2,300	2,112
6.490% due 01/23/2027	1,660	1,755
6.500% due 03/13/2027	4,950	5,222
6.625% due 06/15/2035	6,010	5,959
6.625% due 06/15/2038	6,400	6,173
6.750% due 09/21/2047	10,601	9,955
6.840% due 01/23/2030	2,750	2,883
6.950% due 01/28/2060	8,556	8,050
7.690% due 01/23/2050	20,220	20,422
Petronas Capital Ltd. 4.550% due 04/21/2050	3,900	5,230
Picasso Finance Sub, Inc. 6.125% due 06/15/2025	640	686
Pilgrim's Pride Corp. 5.875% due 09/30/2027	400	434
PM General Purchaser LLC 9.500% due 10/01/2028	1,200	1,331
Post Holdings, Inc.
4.625% due 04/15/2030	2,850	3,002
5.625% due 01/15/2028	200	213

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Presidio Holdings, Inc.
4.875% due 02/01/2027		1,785	1,897
8.250% due 02/01/2028		460	509
Prestige Brands, Inc. 5.125% due 01/15/2028		100	107
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,675	1,783
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	3,379
5.750% due 04/15/2026		790	866
6.250% due 01/15/2028		810	871
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,893
2.031% due 08/03/2032		1,100	1,401
3.680% due 01/21/2030		$1,200	1,308
3.832% due 02/08/2051		2,000	1,964
4.027% due 08/03/2050		900	946
PTC, Inc. 4.000% due 02/15/2028		200	210
Qorvo, Inc.
3.375% due 04/01/2031		3,125	3,230
4.375% due 10/15/2029		500	551
QualityTech LP 3.875% due 10/01/2028		1,475	1,506
Quanta Services, Inc. 2.900% due 10/01/2030		975	1,046
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,150	1,207
Radiate Holdco LLC
4.500% due 09/15/2026		4,000	4,135
6.500% due 09/15/2028		1,200	1,262
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,604
6.332% due 09/30/2027		500	588
Rattler Midstream LP 5.625% due 07/15/2025		650	688
Raytheon Technologies Corp. 3.650% due 08/16/2023		54	58
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	700	857
Rede D'or Finance SARL 4.500% due 01/22/2030		$2,000	2,089
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,700	2,191
6.250% due 05/15/2026		$1,072	1,146
6.875% due 11/15/2026	EUR	980	1,300
8.250% due 11/15/2026		$2,702	2,952
RELX Capital, Inc. 3.000% due 05/22/2030		500	556
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		800	850
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		3,075	3,156
Rockies Express Pipeline LLC
3.600% due 05/15/2025		70	72
4.800% due 05/15/2030		1,430	1,472
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,325
5.750% due 10/15/2027		$800	887
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		300	326
11.500% due 06/01/2025		1,000	1,170
Royalty Pharma PLC 1.750% due 09/02/2027		680	700
RP Escrow Issuer LLC 5.250% due 12/15/2025		925	969
S&P Global, Inc. 3.250% due 12/01/2049		700	818
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,000	2,372
5.625% due 03/01/2025		7,544	8,802
5.750% due 05/15/2024		3,400	3,888
Sabre GLBL, Inc. 7.375% due 09/01/2025		730	793
Sands China Ltd.
3.800% due 01/08/2026		1,000	1,070
4.600% due 08/08/2023		1,700	1,810
5.125% due 08/08/2025		2,100	2,361
5.400% due 08/08/2028		3,600	4,225
Sasol Financing USA LLC 5.875% due 03/27/2024		5,300	5,646
Saudi Arabian Oil Co.
2.250% due 11/24/2030		800	815
3.250% due 11/24/2050		550	558
3.500% due 11/24/2070		2,000	2,025

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Scientific Games International, Inc.
7.000% due 05/15/2028		50	54
7.250% due 11/15/2029		200	220
8.625% due 07/01/2025		1,190	1,305
Scripps Escrow, Inc.
3.875% due 01/15/2029		500	522
5.875% due 07/15/2027		300	314
Seagate HDD Cayman
3.125% due 07/15/2029		2,000	2,004
3.375% due 07/15/2031		2,250	2,266
4.125% due 01/15/2031		430	460
Shift4 Payments LLC 4.625% due 11/01/2026		600	626
SIG Combibloc PurchaseCo SARL
1.875% due 06/18/2023	EUR	1,400	1,771
2.125% due 06/18/2025		1,300	1,674
Sinclair Television Group, Inc. 4.125% due 12/01/2030		$1,125	1,154
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	129
4.125% due 07/01/2030		2,740	2,920
4.625% due 07/15/2024		500	519
Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,732
Southern Co. 3.700% due 04/30/2030		3,200	3,709
Southwest Airlines Co. 5.125% due 06/15/2027		710	845
Spectrum Brands, Inc. 5.500% due 07/15/2030		1,850	1,997
Speedway Motorsports LLC 4.875% due 11/01/2027		950	943
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		2,400	2,579
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		87	79
4.100% due 10/01/2029		71	68
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		56	57
4.738% due 09/20/2029		1,200	1,303
5.152% due 09/20/2029		2,200	2,552
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,710	4,593
3.375% due 01/15/2031		$4,810	4,840
4.375% due 07/15/2030		800	857
4.750% due 01/15/2028		1,200	1,265
5.000% due 02/15/2027		470	492
Staples, Inc. 7.500% due 04/15/2026		1,931	2,020
Station Casinos LLC 4.500% due 02/15/2028		1,220	1,231
Stericycle, Inc. 3.875% due 01/15/2029		1,425	1,466
Stevens Holding Co., Inc. 6.125% due 10/01/2026		240	260
Stryker Corp. 2.900% due 06/15/2050		600	637
Sunoco Logistics Partners Operations LP 5.950% due 12/01/2025		40	47
Sunoco LP 4.500% due 05/15/2029		1,875	1,954
Switch Ltd. 3.750% due 09/15/2028		1,960	1,993
Syneos Health, Inc. 3.625% due 01/15/2029		1,050	1,055
T-Mobile USA, Inc.
1.500% due 02/15/2026		700	718
2.050% due 02/15/2028		2,300	2,395
2.550% due 02/15/2031		1,105	1,162
3.000% due 02/15/2041		1,300	1,350
3.300% due 02/15/2051		1,000	1,031
3.750% due 04/15/2027		760	866
3.875% due 04/15/2030		5,010	5,808
4.500% due 02/01/2026		100	102
4.750% due 02/01/2028		2,092	2,251
5.375% due 04/15/2027		945	1,021
Takeda Pharmaceutical Co. Ltd.
2.050% due 03/31/2030		1,000	1,024
3.025% due 07/09/2040		300	317
3.175% due 07/09/2050		400	426
3.375% due 07/09/2060		1,000	1,110
Teck Resources Ltd. 3.900% due 07/15/2030		700	780
TEGNA, Inc.
4.625% due 03/15/2028		2,110	2,161
4.750% due 03/15/2026		1,000	1,069

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Teleflex, Inc. 4.625% due 11/15/2027		200	215
Telesat Canada
4.875% due 06/01/2027		320	332
6.500% due 10/15/2027		350	366
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	312
3.240% due 06/03/2050		1,200	1,244
3.290% due 06/03/2060		1,000	1,040
3.595% due 01/19/2028		1,000	1,104
3.925% due 01/19/2038		200	230
Tenet Healthcare Corp.
4.625% due 06/15/2028		1,560	1,637
6.125% due 10/01/2028		910	951
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,000	2,142
7.000% due 10/15/2028		300	392
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		809	808
Topaz Solar Farms LLC 5.750% due 09/30/2039		526	604
Transocean Guardian Ltd. 5.875% due 01/15/2024		9,127	7,689
Transocean Pontus Ltd. 6.125% due 08/01/2025		5,507	5,249
Transocean, Inc.
6.800% due 03/15/2038		2,697	910
7.250% due 11/01/2025		470	242
8.000% due 02/01/2027		891	432
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	841
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,400	1,451
TripAdvisor, Inc. 7.000% due 07/15/2025		860	930
Triumph Group, Inc. 8.875% due 06/01/2024		2,730	3,001
Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	800	1,008
5.500% due 08/15/2026		$1,000	1,059
8.500% due 08/15/2027		500	548
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		266	221
U.S. Foods, Inc. 6.250% due 04/15/2025		200	214
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,142	2,372
United Airlines Pass-Through Trust
2.700% due 11/01/2033		99	95
3.100% due 01/07/2030		63	64
3.500% due 09/01/2031		454	452
4.150% due 02/25/2033		857	898
5.875% due 04/15/2029		5,200	5,633
United Group BV 4.875% due 07/01/2024	EUR	400	501
UnitedHealth Group, Inc.
2.900% due 05/15/2050		$500	554
3.125% due 05/15/2060		270	313
Univision Communications, Inc.
5.125% due 02/15/2025		2,000	2,019
6.625% due 06/01/2027		4,170	4,486
9.500% due 05/01/2025		700	782
Vail Resorts, Inc. 6.250% due 05/15/2025		300	321
Vale Overseas Ltd.
3.750% due 07/08/2030		1,360	1,514
6.875% due 11/10/2039		480	716
Valvoline, Inc. 3.625% due 06/15/2031 (b)		1,375	1,416
Veritas US, Inc. 7.500% due 09/01/2025		1,040	1,069
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027		1,500	1,593
ViaSat, Inc.
5.625% due 09/15/2025		500	512
5.625% due 04/15/2027		380	400
6.500% due 07/15/2028		1,530	1,658
Viking Cruises Ltd. 13.000% due 05/15/2025		1,930	2,310
Viper Energy Partners LP 5.375% due 11/01/2027		260	272
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	550	686
5.000% due 07/15/2030		$2,700	2,805
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	6,800	9,590

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

5.000% due 04/15/2027		2,900	4,167
5.250% due 05/15/2029		100	148
5.500% due 05/15/2029		$4,515	4,900
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	4,340
Vmed O2 UK Financing PLC
3.250% due 01/31/2031	EUR	2,900	3,653
4.250% due 01/31/2031		$3,550	3,636
VMware, Inc.
2.950% due 08/21/2022		330	342
3.900% due 08/21/2027		280	316
VOC Escrow Ltd. 5.000% due 02/15/2028		721	717
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021		1,000	1,015
2.700% due 09/26/2022		900	934
4.000% due 11/12/2021		200	206
Walt Disney Co.
3.600% due 01/13/2051		250	303
3.800% due 05/13/2060		1,000	1,271
WESCO Distribution, Inc.
7.125% due 06/15/2025		2,160	2,378
7.250% due 06/15/2028		3,400	3,872
West Street Merger Sub, Inc. 6.375% due 09/01/2025		530	544
Western Digital Corp. 4.750% due 02/15/2026		1,950	2,157
Western Midstream Operating LP
4.100% due 02/01/2025		200	206
5.050% due 02/01/2030		240	267
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		100	119
White Cap Buyer LLC 6.875% due 10/15/2028		875	935
Williams Scotsman International, Inc. 4.625% due 08/15/2028		1,700	1,763
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	1,009
WMG Acquisition Corp.
3.000% due 02/15/2031		1,280	1,259
3.875% due 07/15/2030		860	915
WPX Energy, Inc.
4.500% due 01/15/2030		530	563
5.750% due 06/01/2026		450	474
5.875% due 06/15/2028		280	306
WR Grace & Co-Conn 4.875% due 06/15/2027		3,810	4,045
WRKCo, Inc.
3.750% due 03/15/2025		372	415
3.900% due 06/01/2028		1,110	1,288
4.000% due 03/15/2028		464	538
4.200% due 06/01/2032		100	121
Wyndham Destinations, Inc.
4.625% due 03/01/2030		800	847
5.650% due 04/01/2024		9,291	10,068
6.000% due 04/01/2027		188	211
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,873
Wynn Las Vegas LLC 5.500% due 03/01/2025		1,050	1,099
Wynn Macau Ltd.
5.500% due 01/15/2026		2,420	2,520
5.625% due 08/26/2028		2,025	2,126
Wynn Resorts Finance LLC 5.125% due 10/01/2029		1,020	1,070
Yara International ASA
3.148% due 06/04/2030		290	314
4.750% due 06/01/2028		970	1,151
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,294	2,531
Yum Brands, Inc. 3.625% due 03/15/2031		310	314
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		3,370	3,383
6.125% due 03/01/2028		1,200	1,271
Ziggo Bond Co. BV 5.125% due 02/28/2030		600	634
Ziggo BV 4.875% due 01/15/2030		5,500	5,792
			1,249,832
UTILITIES 5.8%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,581

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Ameren Illinois Co. 3.250% due 03/15/2050	300	352
AT&T, Inc.
2.250% due 02/01/2032	1,000	1,016
2.550% due 12/01/2033	547	564
2.750% due 06/01/2031	2,000	2,139
3.300% due 02/01/2052	870	863
3.500% due 06/01/2041	2,000	2,159
3.500% due 09/15/2053	2,526	2,526
3.500% due 02/01/2061	1,000	996
3.550% due 09/15/2055	10,091	10,057
3.650% due 06/01/2051	490	513
3.650% due 09/15/2059	6,552	6,585
3.800% due 12/01/2057	1,157	1,207
4.300% due 02/15/2030	1,600	1,913
Avangrid, Inc. 3.150% due 12/01/2024	300	327
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	200	214
Blue Racer Midstream LLC 7.625% due 12/15/2025	325	347
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025	600	623
4.625% due 02/04/2030	1,700	1,806
CenturyLink, Inc. 4.000% due 02/15/2027	580	600
Clearway Energy Operating LLC
4.750% due 03/15/2028	420	451
5.000% due 09/15/2026	100	104
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	475	548
CNOOC Finance Ltd. 3.000% due 05/09/2023	3,000	3,122
CNOOC Finance ULC 4.250% due 04/30/2024	200	217
Duke Energy Carolinas LLC 3.700% due 12/01/2047	100	121
Duke Energy Florida LLC 1.750% due 06/15/2030	900	921
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	975	1,010
Edison International
3.125% due 11/15/2022	900	935
3.550% due 11/15/2024	400	431
Electricite de France S.A. 5.250% due 10/13/2055	300	392
Endeavor Energy Resources LP
5.500% due 01/30/2026	200	206
6.625% due 07/15/2025	1,360	1,457
Enel Finance International NV
2.650% due 09/10/2024	4,400	4,690
3.625% due 05/25/2027	4,000	4,544
6.000% due 10/07/2039	1,300	1,857
Entergy Corp. 2.950% due 09/01/2026	100	110
Entergy Texas, Inc. 1.750% due 03/15/2031	2,000	2,008
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028	3,800	4,204
6.750% due 08/06/2023	1,000	1,023
Eversource Energy 1.650% due 08/15/2030	850	848
Exelon Corp.
4.050% due 04/15/2030	580	687
4.700% due 04/15/2050	200	266
FEL Energy SARL 5.750% due 12/01/2040	5,300	5,650
FirstEnergy Corp. 2.250% due 09/01/2030	280	271
Frontier Communications Corp.
5.000% due 05/01/2028	1,550	1,619
5.875% due 10/15/2027	2,725	2,952
6.750% due 05/01/2029	1,550	1,661
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	11,500	12,072
6.000% due 11/27/2023	400	448
Gazprom OAO Via Gaz Capital S.A. 5.150% due 02/11/2026	3,000	3,426
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	7,230	7,490
Genesis Energy LP 8.000% due 01/15/2027	1,525	1,521
India Green Energy Holdings 5.375% due 04/29/2024	1,200	1,271
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	780	851

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

4.250% due 05/01/2030		200	232
Kentucky Utilities Co. 3.300% due 06/01/2050		100	113
Narragansett Electric Co. 3.395% due 04/09/2030		600	681
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	5,498
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,815
7.768% due 12/15/2037		439	594
NiSource, Inc. 3.600% due 05/01/2030		800	927
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^		568	545
ONEOK, Inc.
6.350% due 01/15/2031		1,000	1,284
7.500% due 09/01/2023		1,498	1,735
Pacific Gas & Electric Co.
1.750% due 06/16/2022		1,700	1,705
2.100% due 08/01/2027		300	305
2.500% due 02/01/2031		1,400	1,404
2.950% due 03/01/2026		400	423
3.150% due 01/01/2026		910	970
3.250% due 06/15/2023		300	313
3.300% due 03/15/2027		700	750
3.300% due 12/01/2027		2,600	2,779
3.400% due 08/15/2024		600	639
3.450% due 07/01/2025		50	54
3.500% due 06/15/2025		1,100	1,191
3.500% due 08/01/2050		1,150	1,146
3.750% due 02/15/2024		890	950
3.750% due 07/01/2028		150	164
3.750% due 08/15/2042		100	101
3.950% due 12/01/2047		500	519
4.250% due 08/01/2023		100	107
4.250% due 03/15/2046		100	108
4.300% due 03/15/2045		600	640
4.450% due 04/15/2042		500	542
4.500% due 07/01/2040		1,400	1,565
4.550% due 07/01/2030		541	616
4.600% due 06/15/2043		300	330
4.650% due 08/01/2028		600	686
4.950% due 07/01/2050		441	525
Parsley Energy LLC 4.125% due 02/15/2028		3,070	3,260
Pattern Energy Operations LP 4.500% due 08/15/2028		720	761
Pedernales Electric Cooperative, Inc. 5.952% due 11/15/2022		122	129
Petrobras Global Finance BV
5.093% due 01/15/2030		30,087	33,660
7.375% due 01/17/2027		700	868
8.750% due 05/23/2026		1,748	2,273
PLT Finance SARL 4.625% due 01/05/2026	EUR	1,000	1,272
PT Perusahaan Listrik Negara
3.000% due 06/30/2030		$5,000	5,194
4.000% due 06/30/2050		5,400	5,553
4.125% due 05/15/2027		400	443
4.375% due 02/05/2050		1,000	1,083
4.875% due 07/17/2049		3,000	3,423
6.150% due 05/21/2048		1,000	1,309
6.250% due 01/25/2049		2,000	2,680
Puget Energy, Inc. 4.100% due 06/15/2030		690	781
Rio Oil Finance Trust
8.200% due 04/06/2028		2,401	2,707
9.250% due 07/06/2024		8,950	9,935
9.250% due 07/06/2024		854	948
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,923
Sinopec Group Overseas Development Ltd.
3.500% due 05/03/2026		8,400	9,243
3.625% due 04/12/2027		10,100	11,109
Southern California Edison Co.
2.850% due 08/01/2029		100	109
3.650% due 02/01/2050		400	455
3.700% due 08/01/2025		230	258
4.650% due 10/01/2043		800	993
5.625% due 02/01/2036		1,000	1,278
6.650% due 04/01/2029		200	252
Southern California Gas Co. 2.550% due 02/01/2030		800	868
Southern Gas Corridor CJSC 6.875% due 03/24/2026		8,280	10,045

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Sprint Communications, Inc.
6.000% due 11/15/2022	900	975
11.500% due 11/15/2021	100	109
Sprint Corp.
7.125% due 06/15/2024	7,910	9,260
7.250% due 09/15/2021	2,870	2,990
7.625% due 02/15/2025	8,100	9,701
7.625% due 03/01/2026	1,600	1,988
7.875% due 09/15/2023	4,750	5,506
Systems Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,203
Talen Energy Supply LLC
6.625% due 01/15/2028	300	314
7.250% due 05/15/2027	1,320	1,408
Tallgrass Energy Partners LP
6.000% due 12/31/2030	2,775	2,868
7.500% due 10/01/2025	760	822
Targa Resources Partners LP
4.875% due 02/01/2031	3,560	3,868
6.875% due 01/15/2029	380	429
Telecom Italia Capital S.A.
7.200% due 07/18/2036	100	135
7.721% due 06/04/2038	150	209
Verizon Communications, Inc. 2.987% due 10/30/2056	3,400	3,423
Vodafone Group PLC
1.220% (US0003M + 0.990%) due 01/16/2024 ~	497	504
4.375% due 02/19/2043	2,500	3,100
4.875% due 06/19/2049	930	1,243
5.125% due 06/19/2059	700	966
5.250% due 05/30/2048	1,000	1,391
7.875% due 02/15/2030	300	446
VTR Comunicaciones SpA 5.125% due 01/15/2028	2,300	2,453
		305,851
Total Corporate Bonds & Notes (Cost $2,354,838)		2,484,464
CONVERTIBLE BONDS & NOTES 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(d)	8,140	773
Total Convertible Bonds & Notes (Cost $6,589)		773
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	56	59
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	35	37
6.899% due 12/01/2040	720	1,042
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	125	126
		1,205
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,025	2,032
Total Municipal Bonds & Notes (Cost $3,227)		3,296
U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae
0.608% due 10/18/2030 •	1	1
4.502% due 09/25/2040 •(a)	645	88
5.652% due 09/25/2037 •(a)	735	137
6.500% due 06/25/2028	32	36
6.850% due 12/18/2027	18	20
Freddie Mac
0.659% due 09/15/2030 •	6	6
1.809% due 10/25/2044 •	42	43
1.944% due 02/25/2045 •	7	7
2.009% due 07/25/2044 •	71	71
3.737% due 05/01/2023 •	1	1
6.500% due 07/25/2043	5	6
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 07/20/2026 ~	5	5

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	7	7
3.000% (H15T1Y + 1.500%) due 03/20/2026 ~	4	5
3.125% (H15T1Y + 1.500%) due 11/20/2023 ~	3	3
3.125% due 11/20/2026 - 11/20/2027 •	10	11
6.112% due 09/16/2042 ~	225	235
Small Business Administration
4.340% due 03/01/2024	12	13
5.080% due 11/01/2022	15	15
5.130% due 09/01/2023	2	2
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	1,149	1,207
3.500% due 11/01/2045 - 10/01/2048	16,578	17,562
3.500% due 04/01/2048 - 05/01/2048	917	973
4.000% due 07/01/2048 - 10/01/2049	30,920	33,021
5.000% due 11/01/2035	34	39
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	77,300	80,021
3.500% due 01/01/2051 - 02/01/2051	118,000	124,767
4.000% due 02/01/2051	33,000	35,292
Total U.S. Government Agencies (Cost $291,156)		293,594
U.S. TREASURY OBLIGATIONS 13.4%
U.S. Treasury Bonds
1.625% due 11/15/2050 (l)	4,420	4,395
2.875% due 05/15/2043	12,532	15,819
2.875% due 05/15/2049	15,650	20,170
3.000% due 11/15/2044	16,600	21,450
3.000% due 05/15/2045	20,800	26,944
3.125% due 02/15/2042	30,600	40,072
3.125% due 02/15/2043	18,631	24,402
3.625% due 02/15/2044	20,600	29,127
3.750% due 11/15/2043	1,500	2,156
U.S. Treasury Notes
2.000% due 06/30/2024 (n)(p)	42,600	45,268
2.000% due 08/15/2025	29,800	32,101
2.125% due 02/29/2024 (n)(p)	17,100	18,149
2.125% due 07/31/2024	34,200	36,539
2.125% due 09/30/2024 (p)	22,400	23,979
2.250% due 11/15/2024 (n)(p)	16,300	17,562
2.250% due 12/31/2024 (l)(n)	87,000	93,896
2.625% due 12/31/2023	31,000	33,275
2.875% due 10/31/2023 (n)	34,900	37,574
2.875% due 08/15/2028	77,800	90,345
3.125% due 11/15/2028	74,900	88,651
Total U.S. Treasury Obligations (Cost $643,433)		701,874
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust 2.746% due 01/25/2036 ^~	105	101
American Home Mortgage Assets Trust
0.358% due 10/25/2046 •	555	372
0.528% due 05/25/2046 ^•	197	172
American Home Mortgage Investment Trust
2.007% due 12/25/2035 •	500	263
6.500% due 03/25/2047 þ	2,763	2,651
BAMLL Commercial Mortgage Securities Trust 1.209% due 04/15/2036 •	3,600	3,514
Banc of America Funding Trust
2.915% due 09/20/2035 ^~	52	49
3.997% due 03/20/2036 ~	27	26
5.500% due 01/25/2036	152	141
6.000% due 07/25/2037 ^	287	281
6.000% due 08/25/2037 ^	96	93
Banc of America Mortgage Trust
2.905% due 11/20/2046 ^~	910	858
3.227% due 06/25/2035 ~	104	96
3.629% due 02/25/2036 ^~	15	14
6.000% due 10/25/2036 ^	118	118
BBCMS Mortgage Trust 4.314% due 12/15/2051	600	722
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	2	2
2.621% due 01/25/2035 ~	305	304
2.801% due 01/25/2034 ~	6	6
2.838% due 01/25/2035 ~	10	10
3.007% due 02/25/2033 ~	2	2
3.185% due 08/25/2035 ^~	516	506
3.186% due 02/25/2033 ~	2	2
3.199% due 02/25/2036 ^~	331	323
Bear Stearns ALT-A Trust
0.488% due 08/25/2036 ^•	705	671
3.108% due 11/25/2036 ^~	2,723	1,832
3.133% due 08/25/2036 ^~	365	311
3.152% due 09/25/2035 ^~	451	356

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.270% due 11/25/2036 ~		139	107
3.369% due 05/25/2035 ~		102	103
3.472% due 03/25/2036 ^~		221	190
3.491% due 11/25/2036 ^~		138	96
Chase Mortgage Finance Trust
5.500% due 11/25/2035		403	386
5.500% due 07/25/2037 ^		1,167	396
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.358% due 10/25/2046 •		2,715	2,824
0.398% due 01/25/2036 •		123	118
CIM Trust 3.015% due 06/25/2057 ~		1,485	1,490
Citigroup Commercial Mortgage Trust
2.109% due 02/15/2039 •		4,004	4,039
3.209% due 05/10/2049		1,100	1,222
Citigroup Global Markets Mortgage Securities, Inc. 0.648% due 05/25/2032 •		8	8
Citigroup Mortgage Loan Trust
2.529% due 04/25/2037 ^~		249	218
2.530% due 10/25/2035 •		117	119
2.570% due 05/25/2035 •		19	19
3.125% due 08/25/2035 ^~		30	27
3.361% due 09/25/2037 ^~		331	322
3.880% due 10/25/2035 ^•		207	211
3.925% due 09/25/2037 ^~		198	199
4.005% due 03/25/2034 ~		13	13
Citigroup Mortgage Loan Trust, Inc. 3.378% due 05/25/2035 ~		212	216
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		648	646
6.000% due 06/25/2037 ^		81	80
Commercial Mortgage Trust
4.219% due 07/10/2045 ~		700	757
4.228% due 05/10/2051		1,000	1,192
Countrywide Alternative Loan Trust
0.347% due 12/20/2046 ^•		1,106	939
0.362% due 07/20/2046 ^•		464	366
0.388% due 06/25/2036 •		2,688	2,604
0.432% due 09/20/2046 •		408	277
0.508% due 04/25/2046 •		7,362	6,946
0.548% due 02/25/2036 •		5,836	5,182
0.804% due 11/20/2035 •		3,284	3,049
1.609% due 12/25/2035 •		103	95
2.875% due 10/25/2035 ^~		20	18
3.674% due 02/25/2037 ^~		744	728
5.500% due 11/25/2035 ^		707	575
5.500% due 12/25/2035 ^		509	415
5.500% due 01/25/2036		160	132
5.750% due 02/25/2035		428	414
5.750% due 03/25/2037 ^•		111	88
6.000% due 02/25/2037 ^		888	524
6.000% due 02/25/2037 ^		2,017	1,202
6.250% due 11/25/2036 ^		968	870
6.250% due 12/25/2036 ^•		574	381
6.250% due 08/25/2037 ^		3,704	2,888
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •		92	82
2.918% due 04/20/2035 ~		26	27
3.866% due 02/25/2034 ~		143	143
3.866% due 07/20/2034 ~		134	131
5.500% due 01/25/2035		286	294
5.500% due 09/25/2035 ^		156	156
5.500% due 12/25/2035 ^		289	241
6.000% due 05/25/2036 ^		176	131
6.000% due 01/25/2037 ^		3,576	2,756
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •		83	78
Credit Suisse First Boston Mortgage Securities Corp.
3.357% due 06/25/2033 ~		86	85
6.000% due 01/25/2036 ^		636	500
Credit Suisse Mortgage Capital Trust 3.036% due 10/27/2059 ~		1,228	1,242
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.253% due 10/25/2035 ~		28	25
5.500% due 12/25/2035 ^		286	282
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		111	109
Dilosk RMBS DAC 0.218% due 12/20/2057 •	EUR	253	309
Dragon Finance BV 1.267% due 07/13/2023 •	GBP	2,696	3,595
EMF-NL Prime BV 0.293% due 04/17/2041 •	EUR	902	1,057
Eurosail PLC
0.000% due 09/10/2044 •		4,400	5,058
0.741% due 09/13/2045 •	GBP	6,930	9,178

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.991% due 06/13/2045 •		6,630	9,017
Finsbury Square PLC 1.064% due 12/16/2069 •		90	123
First Horizon Asset Securities, Inc. 2.679% due 02/25/2036 ~		$75	69
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037 ^		613	404
GMAC Mortgage Corp. Loan Trust
3.069% due 11/19/2035 ~		56	51
3.587% due 04/19/2036 ^~		45	40
GreenPoint Mortgage Funding Trust 0.688% due 11/25/2045 •		43	37
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.181% due 10/25/2033 ~		93	93
GSR Mortgage Loan Trust
2.822% due 06/25/2034 ~		22	22
2.916% due 11/25/2035 ^~		71	53
3.050% due 01/25/2036 ^~		60	60
3.245% due 09/25/2035 ~		13	14
3.463% due 05/25/2035 ~		227	218
3.542% due 05/25/2034 ~		143	139
3.835% due 11/25/2035 ~		282	283
6.000% due 02/25/2036 ^		1,368	972
6.000% due 03/25/2037 ^		271	218
6.000% due 05/25/2037 ^		83	78
HarborView Mortgage Loan Trust
0.342% due 09/19/2037 •		449	426
0.342% due 01/19/2038 •		607	569
0.357% due 12/19/2036 •		2,600	2,339
3.338% due 06/19/2036 ^~		137	90
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	11,280	15,450
HomeBanc Mortgage Trust
0.670% due 01/25/2036 •		$191	186
3.143% due 04/25/2037 ^~		14	14
HPLY Trust 1.159% due 11/15/2036 •		814	802
IndyMac Mortgage Loan Trust
0.418% due 06/25/2037 ^•		109	128
0.628% due 07/25/2035 •		36	34
3.015% due 07/25/2037 ~		116	93
3.255% due 08/25/2036 ~		62	47
3.522% due 06/25/2036 ~		290	266
JPMorgan Alternative Loan Trust 0.428% due 03/25/2037 •		693	694
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		30	31
3.134% due 08/25/2035 ^~		228	210
3.222% due 07/27/2037 ~		914	913
3.391% due 07/25/2035 ~		25	26
3.413% due 06/25/2037 ^~		1,149	954
3.419% due 04/25/2035 ~		289	291
3.422% due 04/25/2036 ^~		240	216
3.462% due 06/25/2036 ^~		66	57
5.750% due 01/25/2036 ^		235	166
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	2,500	3,389
Lehman XS Trust 0.328% due 07/25/2037 ^•		$437	393
MASTR Adjustable Rate Mortgages Trust
0.458% due 09/25/2037 •		4,405	4,307
0.628% due 05/25/2037 •		113	66
0.828% due 05/25/2047 ^•		307	339
1.349% due 01/25/2047 ^•		536	991
2.406% due 08/25/2034 ~		11	11
2.802% due 11/25/2033 ~		15	14
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•		506	28
Merrill Lynch Alternative Note Asset Trust 3.383% due 06/25/2037 ^~		131	100
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •		854	843
2.650% due 11/25/2035 •		61	61
2.994% due 12/25/2035 ~		584	509
3.245% due 05/25/2034 ~		125	123
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		8,023	8,348
2.750% due 08/25/2059 ~		1,737	1,805
Morgan Stanley Mortgage Loan Trust
2.387% due 07/25/2035 ^~		107	104
2.989% due 11/25/2037 ~		802	686
6.000% due 10/25/2037 ^		4,362	3,394
MortgageIT Securities Corp. Mortgage Loan Trust 0.648% due 09/25/2037 •		5,641	5,080
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		6,464	6,806

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

2.750% due 11/25/2059 ~		6,898	7,261
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		119	124
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.908% due 12/25/2035 •		687	680
Prime Mortgage Trust 0.648% due 02/25/2035 •		251	241
RBSGC Structured Trust 5.500% due 11/25/2035 ^		1,858	1,821
RBSSP Resecuritization Trust
0.643% due 04/26/2037 •		94	93
6.500% due 10/26/2036 ~		1,447	1,437
Residential Accredit Loans, Inc. Trust
0.248% due 05/25/2037 •		337	316
0.348% due 12/25/2046 ^•		192	172
0.378% due 05/25/2037 ^•		48	37
0.528% due 07/25/2036 •		146	146
3.907% due 02/25/2035 ^~		78	67
5.246% due 02/25/2036 ^~		106	90
6.000% due 06/25/2036 ^		83	81
6.000% due 05/25/2037 ^		70	69
6.500% due 07/25/2036		334	330
Residential Asset Securitization Trust
0.548% due 01/25/2046 ^•		839	222
6.000% due 02/25/2036		357	232
6.250% due 09/25/2037 ^		1,935	1,033
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035 ^~		161	122
4.184% due 02/25/2036 ^~		297	272
6.000% due 10/25/2036 ^		356	346
Structured Adjustable Rate Mortgage Loan Trust
0.548% due 04/25/2047 •		518	488
2.978% due 01/25/2035 ~		215	216
3.076% due 05/25/2036 ^~		629	589
3.136% due 09/25/2035 ~		1,049	1,019
3.281% due 09/25/2036 ^~		1,138	985
3.652% due 03/25/2036 ^~		63	57
Structured Asset Mortgage Investments Trust
0.588% due 05/25/2036 •		832	787
0.668% due 05/25/2046 ^•		13	7
0.812% due 09/19/2032 •		13	13
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.475% due 06/25/2033 ~		45	45
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	2,326	3,194
Uropa Securities PLC
0.238% due 06/10/2059 •		8,066	10,607
0.388% due 06/10/2059 •		2,080	2,662
0.588% due 06/10/2059 •		1,627	1,996
0.788% due 06/10/2059 •		1,733	2,195
Verus Securitization Trust 3.889% due 03/25/2060 ~		$100	106
Wachovia Mortgage Loan Trust LLC
2.502% due 10/20/2035 ~		30	23
3.062% due 08/20/2035 ^~		226	222
WaMu Mortgage Pass-Through Certificates Trust
0.668% due 11/25/2045 •		660	649
0.688% due 12/25/2045 •		582	574
0.788% due 08/25/2045 •		414	409
1.309% due 02/25/2047 ^•		411	385
1.359% due 06/25/2047 ^•		46	14
1.489% due 10/25/2046 ^•		741	682
1.554% due 12/25/2046 •		203	191
1.609% due 08/25/2046 •		1,435	1,374
1.753% due 02/27/2034 •		19	19
1.809% due 11/25/2042 •		1	1
2.003% due 07/25/2046 •		697	662
2.003% due 10/25/2046 •		145	139
2.009% due 06/25/2042 •		2	2
2.009% due 08/25/2042 •		3	2
2.782% due 09/25/2033 ~		1,985	1,980
3.014% due 09/25/2036 ^~		246	236
3.153% due 12/25/2036 ^~		282	268
3.534% due 02/25/2037 ^~		1,916	1,861
Washington Mutual Mortgage Pass-Through Certificates Trust
0.388% due 01/25/2047 ^•		458	454
1.449% due 05/25/2047 ^•		22	2
4.170% due 09/25/2036 þ		18,212	7,719
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		900	992
4.218% due 07/15/2046 ~		500	538
Wells Fargo Mortgage-Backed Securities Trust
2.833% due 11/25/2037 ^~		385	355
2.878% due 09/25/2033 ~		25	24

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

4.006% due 04/25/2036 ^~		29	28
Total Non-Agency Mortgage-Backed Securities (Cost $206,255)			215,219
ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp. Home Equity Loan Trust 0.748% due 02/25/2036 •		317	315
Aircraft Certificate Owner Trust 7.001% due 09/20/2022 «		378	375
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.823% due 01/25/2036 •		3,222	3,191
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,300	1,589
Argent Securities Trust 0.688% due 05/25/2036 •		$631	251
Asset-Backed Funding Certificates Trust
0.308% due 01/25/2037 •		677	481
0.368% due 01/25/2037 •		2,897	2,080
0.748% due 10/25/2034 •		608	600
B2R Mortgage Trust 2.567% due 06/15/2049		3,196	3,195
Bear Stearns Asset-Backed Securities Trust
0.548% due 09/25/2046 •		2,223	2,162
0.883% due 09/25/2035 •		869	866
0.948% due 10/27/2032 •		24	24
1.148% due 10/25/2037 •		139	139
1.198% due 08/25/2037 •		328	300
1.398% due 08/25/2037 •		665	667
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	2,200	2,686
Carrington Mortgage Loan Trust
0.943% due 09/25/2035 •		$1,500	1,465
0.973% due 02/25/2035 •		4,108	4,025
Citigroup Mortgage Loan Trust
0.648% due 08/25/2036 •		2,347	2,306
6.750% due 05/25/2036 þ		188	134
Countrywide Asset-Backed Certificates
0.308% due 03/25/2037 •		3,583	3,548
0.318% due 06/25/2047 •		55	54
0.328% due 06/25/2047 •		268	267
0.368% due 09/25/2037 ^•		140	134
0.378% due 05/25/2037 •		2,400	2,137
0.408% due 11/25/2037 •		4,227	3,877
0.438% due 06/25/2037 •		5,000	4,820
0.438% due 11/25/2037 •		9,461	8,930
0.498% due 11/25/2036 •		972	811
4.517% due 10/25/2046 ^~		272	270
4.591% due 07/25/2036 ~		691	701
5.430% due 02/25/2033 ^~		136	130
Countrywide Asset-Backed Certificates Trust
0.308% due 09/25/2046 •		47	46
6.095% due 08/25/2035 þ		362	374
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ		287	112
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	2,100	2,566
Fieldstone Mortgage Investment Trust 0.470% due 11/25/2036 •		$1,086	792
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •		38	38
0.388% due 10/25/2036 •		1,142	930
1.423% due 07/25/2034 •		290	291
First NLC Trust
0.288% due 08/25/2037 •		171	108
0.428% due 08/25/2037 •		114	74
GSAA Home Equity Trust
0.448% due 03/25/2037 •		227	129
0.488% due 09/25/2036 •		1,087	383
0.628% due 11/25/2036 •		14,366	7,186
0.748% due 05/25/2047 •		174	136
Home Equity Asset Trust 0.428% due 08/25/2036 •		594	588
Home Equity Mortgage Loan Asset-Backed Trust
0.288% due 11/25/2036 •		7,824	7,220
0.388% due 11/25/2036 •		1,700	1,389
0.808% due 03/25/2036 •		6,000	5,625
Jamestown CLO Ltd. 0.927% due 07/15/2026 •		232	233
JPMorgan Mortgage Acquisition Corp. 0.658% due 02/25/2036 ^•		9,627	9,532
JPMorgan Mortgage Acquisition Trust 0.298% due 07/25/2036 •		1,116	669
Limerock CLO LLC 1.418% due 10/20/2026 •		218	218
Long Beach Mortgage Loan Trust 0.908% due 08/25/2045 •		197	197

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		841	839
MASTR Asset-Backed Securities Trust
0.308% due 11/25/2036 •		9,257	6,917
0.973% due 10/25/2034 •		337	333
MASTR Specialized Loan Trust 0.898% due 11/25/2035 •		3,846	3,806
Merrill Lynch Mortgage Investors Trust
0.218% due 04/25/2047 •		1,267	764
0.408% due 03/25/2037 •		1,468	1,348
0.468% due 03/25/2037 •		767	707
Monroe Capital BSL CLO Ltd. 1.333% due 05/22/2027 •		5,815	5,813
Morgan Stanley ABS Capital, Inc. Trust
0.238% due 01/25/2037 •		581	352
0.248% due 09/25/2036 •		1,681	816
0.288% due 10/25/2036 •		2,130	1,307
0.368% due 10/25/2036 •		1,291	802
1.723% due 09/25/2034 •		884	885
Morgan Stanley Home Equity Loan Trust 0.498% due 04/25/2037 •		195	134
Morgan Stanley Mortgage Loan Trust
0.508% due 04/25/2037 •		255	123
5.726% due 10/25/2036 ^þ		220	94
Nassau Ltd. 2.383% due 07/20/2029 •		1,700	1,707
New Century Home Equity Loan Trust
0.478% due 02/25/2036 •		402	400
1.033% due 05/25/2034 •		6,273	6,163
Option One Mortgage Loan Trust
0.288% due 03/25/2037 •		336	311
0.368% due 01/25/2037 •		450	321
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.108% due 03/25/2035 •		14,314	14,194
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 ~		795	800
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	386
Residential Asset Securities Corp. Trust 1.243% due 03/25/2035 •		634	624
Saxon Asset Securities Trust 3.623% due 08/25/2035 þ		3	4
Securitized Asset-Backed Receivables LLC Trust
0.208% due 12/25/2036 ^•		194	63
0.358% due 11/25/2036 •		26,596	11,156
0.728% due 11/25/2035 •		155	154
0.728% due 12/25/2035 •		577	566
SG Mortgage Securities Trust 0.358% due 10/25/2036 •		2,000	1,547
SMB Private Education Loan Trust
0.448% due 09/15/2054 •		4,168	4,163
2.750% due 07/15/2027		2,787	2,828
SoFi Professional Loan Program LLC 1.248% due 10/27/2036 •		1,627	1,637
Soundview Home Loan Trust
0.298% due 06/25/2037 •		3,240	2,598
0.348% due 01/25/2037 •		12,067	11,851
0.408% due 02/25/2037 •		1,444	565
Specialty Underwriting & Residential Finance Trust 0.748% due 12/25/2036 •		540	531
START Ireland 4.089% due 03/15/2044		377	369
Structured Asset Investment Loan Trust
0.298% due 09/25/2036 •		434	424
0.308% due 05/25/2036 •		471	463
0.868% due 05/25/2035 •		526	527
0.948% due 07/25/2034 •		7,501	7,409
1.048% due 04/25/2035 •		11,000	10,571
Towd Point Mortgage Trust
1.148% due 10/25/2048 •		21,859	21,977
1.148% due 05/25/2058 •		1,071	1,080
2.900% due 10/25/2059 ~		20,218	21,371
Vendome Funding CLO DAC 1.860% due 07/20/2031 •	EUR	2,000	2,449
Venture CLO Ltd. 1.117% due 04/15/2027 •		$922	918
Total Asset-Backed Securities (Cost $238,099)			246,533
SOVEREIGN ISSUES 16.4%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	2,485
Angolan Government International Bond 8.000% due 11/26/2029		$3,500	3,299
Argentina Government International Bond
0.125% due 07/09/2030 þ		85,862	35,118

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.125% due 07/09/2035 þ		3,241	1,194
0.125% due 07/09/2041 þ		2,490	948
1.000% due 07/09/2029		2,318	1,017
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	1,550	1,960
Brazil Government International Bond
2.875% due 06/06/2025		$1,000	1,043
3.875% due 06/12/2030		1,500	1,585
4.750% due 01/14/2050		7,101	7,617
5.000% due 01/27/2045		1,800	2,006
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	5,837
2.450% due 01/31/2031		$600	644
Colombia Government International Bond 4.500% due 01/28/2026		10,000	11,348
Costa Rica Government International Bond 6.125% due 02/19/2031		1,000	936
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,936
5.500% due 01/27/2025		7,000	7,901
5.875% due 01/30/2060		4,100	4,531
5.950% due 01/25/2027		1,800	2,122
6.000% due 07/19/2028		3,400	4,076
6.400% due 06/05/2049		3,700	4,357
6.500% due 02/15/2048		1,250	1,481
6.850% due 01/27/2045		3,900	4,773
6.875% due 01/29/2026		4,000	4,835
7.450% due 04/30/2044		800	1,037
10.250% due 01/11/2024	DOP	162,400	3,004
10.375% due 03/04/2022		10,400	187
10.500% due 04/07/2023		106,900	1,970
12.000% due 03/05/2032		44,700	975
16.950% due 02/04/2022		56,400	1,079
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$585	279
0.500% due 07/31/2030 þ		2,313	1,498
0.500% due 07/31/2035 þ		6,062	3,312
0.500% due 07/31/2040 þ		2,778	1,414
Egypt Government International Bond
4.750% due 04/11/2025	EUR	5,700	7,267
5.577% due 02/21/2023		$8,900	9,419
5.625% due 04/16/2030	EUR	7,150	9,171
6.375% due 04/11/2031		6,300	8,299
7.053% due 01/15/2032		$2,200	2,402
7.600% due 03/01/2029		200	231
7.625% due 05/29/2032		2,000	2,271
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	1,795
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	7,485
3.125% due 09/30/2049		6,000	6,443
3.875% due 04/16/2050		6,300	7,699
3.875% due 04/16/2050		700	855
Export-Import Bank of India
3.250% due 01/15/2030		5,000	5,361
3.875% due 03/12/2024		1,400	1,503
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	210
Ghana Government International Bond
6.375% due 02/11/2027		900	938
7.875% due 03/26/2027		6,680	7,366
7.875% due 02/11/2035		2,000	2,063
8.125% due 03/26/2032		1,000	1,062
8.750% due 03/11/2061		1,500	1,549
8.950% due 03/26/2051		3,100	3,243
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	4,455
4.900% due 06/01/2030		1,400	1,639
5.375% due 04/24/2032		700	857
5.750% due 06/06/2022		15,500	16,488
6.125% due 06/01/2050		3,200	4,248
Indonesia Government International Bond
3.750% due 04/25/2022		5,000	5,213
4.750% due 01/08/2026		10,600	12,418
5.250% due 01/17/2042		8,800	11,432
6.625% due 02/17/2037		14,500	20,690
Israel Government International Bond
3.375% due 01/15/2050		3,600	3,994
3.800% due 05/13/2060		1,300	1,548
4.125% due 01/17/2048		800	1,033
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	3,700	4,652
5.250% due 03/22/2030		3,200	4,203
5.875% due 10/17/2031		2,000	2,704
Jordan Government International Bond 5.850% due 07/07/2030		$5,100	5,640

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,900
2.375% due 11/09/2028		3,200	4,494
Kenya Government International Bond
7.000% due 05/22/2027		$700	773
8.000% due 05/22/2032		2,800	3,270
8.250% due 02/28/2048		1,500	1,722
Kuwait International Government Bond
2.750% due 03/20/2022		3,715	3,824
3.500% due 03/20/2027		14,915	16,984
Mexico Government International Bond
3.771% due 05/24/2061		29,826	31,138
4.750% due 04/27/2032		1,600	1,930
4.750% due 03/08/2044		1,000	1,193
5.000% due 04/27/2051		2,000	2,497
5.750% due 10/12/2110		6,000	8,006
6.750% due 09/27/2034		400	563
Mongolia Government International Bond 5.625% due 05/01/2023		1,600	1,692
Nigeria Government International Bond
6.500% due 11/28/2027		6,900	7,452
7.143% due 02/23/2030		4,400	4,758
7.625% due 11/21/2025		6,800	7,835
7.875% due 02/16/2032		1,700	1,875
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	1,900	2,605
Oman Government International Bond
4.750% due 06/15/2026		$3,300	3,310
4.875% due 02/01/2025		2,000	2,047
5.375% due 03/08/2027		3,300	3,374
5.625% due 01/17/2028		5,000	5,113
6.000% due 08/01/2029		4,000	4,139
6.750% due 10/28/2027		600	652
6.750% due 01/17/2048		6,200	6,158
Panama Government International Bond
3.870% due 07/23/2060		700	828
6.700% due 01/26/2036		10,200	15,191
9.375% due 04/01/2029		2,100	3,278
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	3,034
5.600% due 03/13/2048		2,200	2,838
6.100% due 08/11/2044		3,600	4,833
Peru Government International Bond
2.783% due 01/23/2031		900	990
5.625% due 11/18/2050		150	237
5.940% due 02/12/2029	PEN	25,250	8,705
6.350% due 08/12/2028		9,640	3,385
6.950% due 08/12/2031		21,180	7,608
8.200% due 08/12/2026		490	184
8.750% due 11/21/2033		$11,040	18,903
Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		7,300	7,638
2.800% due 06/23/2030		1,300	1,381
3.800% due 06/23/2050		1,300	1,439
Qatar Government International Bond
3.375% due 03/14/2024		1,200	1,301
4.000% due 03/14/2029		1,200	1,425
4.400% due 04/16/2050		6,300	8,227
4.500% due 04/23/2028		3,300	4,004
4.817% due 03/14/2049		4,200	5,742
5.103% due 04/23/2048		600	845
Romanian Government International Bond
2.625% due 12/02/2040	EUR	3,700	4,827
3.375% due 01/28/2050		2,710	3,820
4.625% due 04/03/2049		4,620	7,630
Russia Government International Bond
4.750% due 05/27/2026		$2,000	2,314
4.875% due 09/16/2023		27,350	30,099
5.100% due 03/28/2035		8,200	10,388
5.250% due 06/23/2047		400	555
5.625% due 04/04/2042		4,000	5,572
Saudi Government International Bond
2.375% due 10/26/2021		4,480	4,552
2.500% due 02/03/2027		7,400	7,825
2.875% due 03/04/2023		3,000	3,145
3.750% due 01/21/2055		1,000	1,095
4.500% due 10/26/2046		28,500	34,662
5.000% due 04/17/2049		300	394
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	915
6.250% due 05/23/2033		$1,700	1,913
Serbia Government International Bond
1.500% due 06/26/2029	EUR	4,400	5,576
3.125% due 05/15/2027		2,900	3,994
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	5,537

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

4.665% due 01/17/2024		12,100	13,050
4.850% due 09/30/2029		4,400	4,684
5.750% due 09/30/2049		6,300	6,334
5.875% due 06/22/2030		1,100	1,249
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	460
7.850% due 03/14/2029		1,800	1,045
Turkey Government International Bond
4.250% due 03/13/2025		6,425	6,459
4.250% due 04/14/2026		8,300	8,249
5.125% due 02/17/2028		9,600	9,744
5.250% due 03/13/2030		3,000	3,017
5.600% due 11/14/2024		5,920	6,217
5.750% due 05/11/2047		4,100	3,915
6.000% due 01/14/2041		6,300	6,233
6.125% due 10/24/2028		10,600	11,328
7.375% due 02/05/2025		6,200	6,932
7.625% due 04/26/2029		6,200	7,171
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	10,300	12,059
6.750% due 06/20/2026		5,300	7,150
7.750% due 09/01/2021		$9,300	9,652
7.750% due 09/01/2022		19,500	20,900
7.750% due 09/01/2023		4,200	4,626
7.750% due 09/01/2026		4,600	5,207
Uruguay Government International Bond
4.375% due 01/23/2031		880	1,082
5.100% due 06/18/2050		7,540	10,588
7.625% due 03/21/2036		1,100	1,785
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	262
8.250% due 10/13/2024 ^(d)		2,700	262
Vietnam Government International Bond 5.500% due 03/12/2028		4,547	4,637
Total Sovereign Issues (Cost $799,933)			858,080
		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		228,414	377
iHeartMedia, Inc. 'A' (e)		12,437	161
iHeartMedia, Inc. 'B' «(e)		167	2
			540
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		4,701	349
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		2,960	2
			351
ENERGY 0.0%
Dommo Energia S.A. «(j)		1,631,876	437
Dommo Energia S.A. (e)(j)		1	0
			437
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «		157,773	0
INDUSTRIALS 0.1%
McDermott International Ltd. (e)		14,432	12
Neiman Marcus Group Ltd. LLC «(j)		2,151	195
Noble Corp. PLC «(j)		51,175	456
			663
Total Common Stocks (Cost $5,822)			1,991
WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc. - Exp. 05/01/2039 «		81,002	1,035
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 03/24/2021 «		50,065	917

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Total Warrants (Cost $1,926)			1,952
PREFERRED SECURITIES 1.7%
BANKING & FINANCE 0.9%
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~		900,000	391
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		5,000,000	6,251
Bank of America Corp. 4.300% due 01/28/2025 •(h)		2,600,000	2,684
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(h)		490,000	542
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		400,000	403
Charles Schwab Corp.
4.000% due 12/01/2030 •(h)		2,300,000	2,432
5.000% due 12/01/2027 •(h)		4,200,000	4,489
5.375% due 06/01/2025 •(h)		1,000,000	1,116
Citigroup, Inc. 4.000% due 12/10/2025 •(h)		325,000	334
Discover Financial Services 6.125% due 06/23/2025 •(h)		2,390,000	2,704
Dresdner Funding Trust 8.151% due 06/30/2031		870,000	1,286
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)		3,600,000	3,924
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(h)		670,000	711
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(h)		3,380,000	3,437
4.600% due 02/01/2025 •(h)		3,200,000	3,308
5.000% due 08/01/2024 •(h)		2,430,000	2,559
Nationwide Building Society 10.250% ~		17,000	4,118
Truist Financial Corp.
4.950% due 09/01/2025 •(h)		2,540,000	2,800
5.100% due 03/01/2030 •(h)		1,640,000	1,878
			45,367
INDUSTRIALS 0.0%
General Electric Co. 5.000% due 03/15/2021 •(h)		1,488,000	1,382
UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)		1,576,079	42,324
Total Preferred Securities (Cost $86,148)			89,072
		PRINCIPAL AMOUNT (000s)

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (k) 0.0%	$		2,160
SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		5,000	5,003
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (f)(g)	ARS	62,992	459
Total Short-Term Instruments (Cost $7,617)			7,623
Total Investments in Securities (Cost $4,777,315)			5,038,657
		SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short Asset Portfolio		3,186,150	31,941

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

PIMCO Short-Term Floating NAV Portfolio III	39,544,277	389,946
Total Short-Term Instruments (Cost $421,850)		421,887
Total Investments in Affiliates (Cost $421,850)		421,887
Total Investments 104.4% (Cost $5,199,165)		$5,460,544
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $27,637)		(4,870)
Other Assets and Liabilities, net (4.3)%		(226,799)
Net Assets 100.0%		$5,228,875

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Security is not accruing income as of the date of this report.
(e)								Security did not produce income within the last twelve months.
(f)								Zero coupon security.
(g)								Coupon represents a yield to maturity.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value		Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 10/02/2022						09/24/2020	$42,469	$42,324		0.81%
Citigroup, Inc. 2.572% due 06/03/2031						05/26/2020	4,400	4,691		0.09
Deutsche Bank AG 2.129% due 11/24/2026						11/17/2020	150	153		0.00
Dommo Energia S.A.						12/03/2019	335	437		0.01
Ford Credit Canada Co.2.710% due 02/23/2022						06/23/2020	1,318	1,448		0.03
Ford Credit Canada Co.3.742% due 05/08/2023						06/03/2020	2,791	3,191		0.06
General Motors Co.6.800% due 10/01/2027						05/07/2020	399	514		0.01
Neiman Marcus Group Ltd. LLC						09/25/2020	0	195		0.00
Noble Corp. PLC						12/23/2020	0	456		0.01
Occidental Petroleum Corp. 5.500% due 12/01/2025						12/08/2020	4,325	4,517		0.09
							$56,187	$57,926		1.11%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$2,160	U.S. Treasury Bills 0.000% due 12/30/2021			$(2,203)	$2,160	$2,160
Total Repurchase Agreements								$(2,203)	$2,160	$2,160
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS				0.060%	12/10/2020	01/15/2021		$(4,359)		$(4,359)
				0.160	12/11/2020	01/11/2021		(13,827)		(13,829)
BRC				0.150	11/09/2020	11/06/2022		(8,842)		(8,844)
JML				0.600	10/06/2020	01/14/2021		(962)		(964)
Total Reverse Repurchase Agreements										$(27,996)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	1.660%	03/20/2020	01/29/2021	$(50,802)	$(51,485)
Total Sale-Buyback Transactions	$(51,485)
(l)	Securities with an aggregate market value of $81,090 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(212,453) at a weighted average interest rate of 0.570%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(59) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl March Futures	03/2021	327	$54,002	$54	$0	$(8)
Euro-BTP Italy Government Bond March Futures	03/2021	45	8,357	31	4	0
Euro-Bund 10-Year Bond March Futures	03/2021	496	107,639	(38)	0	(37)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	20	4,271	(15)	15	0
Total Futures Contracts	$32	$19	$(45)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Atlantia SPA	1.000%	Quarterly	06/20/2025	1.968%	EUR	2,900	$(123)	$(22)	$(145)	$1	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914	2,800	(452)	180	(272)	0	(2)
$(575)	$158	$(417)	$1	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-33 5-Year Index	1.000%	Quarterly	06/20/2025	$15,675	$(529)	$515	$(14)	$9	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	141,400	(7,153)	3,814	(3,339)	94	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	52,599	2,887	1,735	4,622	76	0
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	24,119	1,166	1,107	2,273	34	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	72,404	3,533	3,327	6,860	129	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	341,000	21,331	11,133	32,464	676	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	47,300	653	139	792	32	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	354,000	7,428	1,383	8,811	240	0
$29,316	$23,153	$52,469	$1,290	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$92	$3,379	$14	$0
Pay(5)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026	EUR	112,400	(244)	(227)	(471)	0	(11)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	38,400	(83)	(37)	(120)	11	0
$2,960	$(172)	$2,788	$25	$(11)
Total Swap Agreements	$31,701	$23,139	$54,840	$1,316	$(13)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

(n)

Securities with an aggregate market value of $82,791 and cash of $3,732 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	02/2021	$12,861	RUB	943,483	$0	$(163)
BPS	01/2021	AUD	4,444	$3,269	0	(157)
01/2021	GBP	2,300	3,072	0	(74)
01/2021	$4,843	EUR	3,969	12	(6)
02/2021	DKK	1,335	$215	0	(4)
BRC	01/2021	BRL	7,537	1,420	0	(31)
01/2021	$1,450	BRL	7,537	1	0
CBK	01/2021	BRL	7,537	$1,450	0	(1)
01/2021	EUR	5,370	6,445	0	(116)
01/2021	RUB	420	5	0	0
01/2021	$1,489	BRL	7,537	0	(38)
01/2021	1,233	EUR	1,017	9	0
02/2021	BRL	7,537	$1,489	38	0
02/2021	PEN	1,647	457	2	0
02/2021	RUB	488	7	0	0
05/2021	PEN	32,211	8,944	48	0
GLM	01/2021	RUB	523	7	0	0
02/2021	3,059	40	0	(1)
03/2021	CNH	3,965	601	0	(6)
05/2021	DOP	368,083	6,192	0	(28)
HUS	01/2021	EUR	12,379	14,832	0	(292)
01/2021	GBP	114,950	153,715	0	(3,485)
02/2021	CAD	3,017	2,303	0	(68)
02/2021	RUB	3,096	41	0	0
03/2021	PEN	38,657	10,865	185	0
MYI	01/2021	$1,338	GBP	982	5	0
SCX	01/2021	EUR	201,654	$241,500	0	(4,851)
01/2021	GBP	86	114	0	(3)
01/2021	$5,138	ZAR	75,492	0	(14)
02/2021	EUR	201,654	$246,900	382	0
03/2021	IDR	1,972,692	137	0	(4)
UAG	01/2021	AUD	1,440	1,058	0	(53)
01/2021	$12,824	MXN	255,622	0	(2)
02/2021	RUB	8,118	$107	0	(2)
Total Forward Foreign Currency Contracts	$682	$(9,399)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	13,200	$(22)	$(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	6,500	(12)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	4,400	(7)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	6,600	(10)	(9)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	2,000	(14)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	13,900	(39)	(3)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	10,800	(5)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	10,800	(11)	(9)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	13,900	(29)	(1)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

	Call - OTC iTraxx Europe 34 5-Year Index			Buy	0.375	04/21/2021	8,700	(5)		(4)
	Put - OTC iTraxx Europe 34 5-Year Index			Sell	0.750	04/21/2021	8,700	(14)		(15)
	Put - OTC iTraxx Europe 34 5-Year Index			Sell	0.800	04/21/2021	6,900	(11)		(10)
DUB	Put - OTC CDX.IG-35 5-Year Index			Sell	0.950	01/20/2021	6,800	(10)		(1)
FBF	Put - OTC CDX.IG-35 5-Year Index			Sell	0.900	02/17/2021	4,500	(6)		(2)
GST	Put - OTC CDX.IG-33 5-Year Index			Sell	2.500	01/20/2021	5,400	(4)		0
	Put - OTC iTraxx Europe 32 5-Year Index			Sell	2.500	01/20/2021	5,900	(5)		0
MYC	Call - OTC CDX.IG-35 5-Year Index			Buy	0.450	02/17/2021	10,600	(6)		(5)
	Put - OTC CDX.IG-35 5-Year Index			Sell	0.750	02/17/2021	10,600	(11)		(5)
	Put - OTC CDX.IG-35 5-Year Index			Sell	0.850	03/17/2021	4,800	(6)		(3)
Total Written Options								$(227)		$(75)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	0.485%	$1,200	$(19)	$41	$22	$0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	0.714	2,800	(151)	170	19	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.435	3,500	(13)	83	70	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	700	(67)	62	0	(5)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.468	400	(11)	16	5	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	400	(7)	5	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	3,900	(40)	102	62	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	11,600	45	126	171	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	1,800	(30)	63	33	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.326	200	(4)	4	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	1,100	(17)	11	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	21,000	(315)	679	364	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.338	52,500	(775)	1,831	1,056	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	2,900	(24)	75	51	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.512	12,700	(328)	302	0	(26)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	1,200	(111)	102	0	(9)
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.669	10,900	81	66	147	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.885	600	(21)	23	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	5,200	(152)	148	0	(4)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	14,400	(232)	506	274	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	3,600	(48)	114	66	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	9,800	(64)	236	172	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812	6,500	(89)	152	63	0
MYI	Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.326	300	(5)	5	0	0
NGF	Turkey Government International Bond	1.000	Quarterly	12/20/2021	1.835	600	(55)	50	0	(5)
UAG	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	18,900	(1,385)	1,510	125	0
Total Swap Agreements							$(3,837)	$6,482	$2,702	$(57)
(p)

Securities with an aggregate market value of $9,830 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$128,353	$5,833	$134,186
Corporate Bonds & Notes
Banking & Finance	0	926,616	2,165	928,781
Industrials	0	1,246,619	3,213	1,249,832
Utilities	0	305,851	0	305,851
Convertible Bonds & Notes
Utilities	0	773	0	773
Municipal Bonds & Notes
California	0	59	0	59
Illinois	0	1,205	0	1,205
Texas	0	2,032	0	2,032
U.S. Government Agencies	0	293,594	0	293,594
U.S. Treasury Obligations	0	701,874	0	701,874
Non-Agency Mortgage-Backed Securities	0	211,830	3,389	215,219
Asset-Backed Securities	0	246,158	375	246,533
Sovereign Issues	0	858,080	0	858,080
Common Stocks
Communication Services	538	0	2	540
Consumer Discretionary	351	0	0	351
Energy	0	0	437	437
Industrials	12	0	651	663
Warrants
Communication Services	0	0	1,035	1,035
Information Technology	0	0	917	917
Preferred Securities
Banking & Finance	0	45,367	0	45,367
Industrials	0	1,382	0	1,382
Utilities	0	0	42,324	42,324
Short-Term Instruments
Repurchase Agreements	0	2,160	0	2,160
Short-Term Notes	0	5,003	0	5,003
Argentina Treasury Bills	0	459	0	459
	$901	$4,977,415	$60,341	$5,038,657
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$421,887	$0	$0	$421,887
Total Investments	$422,788	$4,977,415	$60,341	$5,460,544
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	1,316	0	1,335
Over the counter	0	3,384	0	3,384
	$19	$4,700	$0	$4,719
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(45)	(13)	0	(58)
Over the counter	0	(9,531)	0	(9,531)
	$(45)	$(9,544)	$0	$(9,589)
Total Financial Derivative Instruments	$(26)	$(4,844)	$0	$(4,870)
Totals	$422,762	$4,972,571	$60,341	$5,455,674

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$49,852	$3,649	$(44,096)	$92	$2	$561	$0	$(4,227)	$5,833	$137
Corporate Bonds & Notes
Banking & Finance	1,986	0	0	0	0	179	0	0	2,165	179

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2020 (Unaudited)

Industrials	2,926	638	(270)	0	0	(68)	0	(13)	3,213	(21)
Non-Agency Mortgage-Backed Securities	0	3,327	0	0	0	62	0	0	3,389	62
Asset-Backed Securities	0	0	0	0	0	0	375	0	375	0
Common Stocks
Communication Services	1	0	0	0	0	1	0	0	2	1
Energy	156	0	(6)	0	0	287	0	0	437	284
Industrials	0	0	0	0	0	651	0	0	651	651
Warrants
Information Technology	0	455	0	0	0	462	0	0	917	462
Telecommunication Services	0	0	0	0	0	0	1,035	0	1,035	0
Preferred Securities
Utilities	0	42,630	(161)	0	0	(145)	0	0	42,324	(145)
	$54,921	$50,699	$(44,533)	$92	$2	$1,990	$1,410	$(4,240)	$60,341	$1,610
Financial Derivative Instruments - Assets
Over the counter	$7	$0	$(35)	$0	$0	$28	$0	$0	$0	$0
Totals	$54,928	$50,699	$(44,568)	$92	$2	$2,018	$1,410	$(4,240)	$60,341	$1,610
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$3,813	Proxy Pricing			Base Price			99.701 - 99.980	99.854
		2,020	Third Party Vendor			Broker Quote			101.000
Corporate Bonds & Notes
Banking & Finance		2,165	Other Valuation Techniques(3)			-			-
Industrials		682	Other Valuation Techniques(3)			-			-
		2,531	Proxy Pricing			Base Price			110.620
Non-Agency Mortgage-Backed Securities		3,389	Proxy Pricing			Base Price			99.137
Asset-Backed Securities		375	Proxy Pricing			Base Price			99.245
Common Stocks
Communication Services		2	Other Valuation Techniques(3)			-			-
Energy		437	Other Valuation Techniques(3)			-			-
Industrials		195	Fundamental Valuation			Company Equity Value			$883,920,000
		456	Other Valuation Techniques(3)			-			-
Warrants
Communication Services		1,035	Reference Instrument			Liquidity Discount			1.599
Information Technology		917	Fundamental Valuation			Company Equity Value			$1,832,500
Preferred Securities
Utilities		42,324	Recent Transaction			Purchase Price			$27.048
Total		$60,341
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Brookfield Retail Holdings 2.647% (LIBOR03M + 2.500%) due 08/27/2025 ~		$2,630	$2,504
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		3,085	3,196
CommScope, Inc. 3.397% due 04/06/2026		4,489	4,469
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		281	282
IRB Holding Corp. TBD% due 12/15/2027		6,477	6,486
Refinitiv U.S. Holdings, Inc. 3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	3,234	3,949
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		$5,618	5,608
U.S. Foods, Inc. 1.897% due 06/27/2023		3,950	3,902
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		7,680	7,643
Total Loan Participations and Assignments (Cost $37,637)			38,039
CORPORATE BONDS & NOTES 24.7%
BANKING & FINANCE 14.7%
AerCap Ireland Capital DAC 4.450% due 10/01/2025		2,800	3,121
AIA Group Ltd.
0.759% (US0003M + 0.520%) due 09/20/2021 ~		1,900	1,900
3.900% due 04/06/2028		2,800	3,187
Ambac Assurance Corp. 5.100% due 06/07/2021 (i)		1	2
Ambac LSNI LLC 6.000% due 02/12/2023 •		4	4
Aviation Capital Group LLC 1.175% (US0003M + 0.950%) due 06/01/2021 ~		3,900	3,876
Banca Monte dei Paschi di Siena SpA 3.625% due 09/24/2024	EUR	900	1,162
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,900	1,757
Bank of America Corp.
1.169% (US0003M + 0.960%) due 07/23/2024 ~		$3,700	3,750
1.378% (US0003M + 1.160%) due 01/20/2023 ~		600	606
3.550% due 03/05/2024 •		5,100	5,451
4.125% due 01/22/2024		11,000	12,219
Barclays Bank PLC 10.000% due 05/21/2021	GBP	25,675	36,284
Barclays PLC
3.650% due 03/16/2025		$1,100	1,213
4.337% due 01/10/2028		800	919
4.338% due 05/16/2024 •		300	325
4.375% due 01/12/2026		900	1,038
4.836% due 05/09/2028		350	405
4.972% due 05/16/2029 •		1,900	2,280
BNP Paribas S.A.
4.400% due 08/14/2028		6,000	7,117
4.705% due 01/10/2025 •		1,800	2,002
Citigroup, Inc.
1.175% (US0003M + 0.960%) due 04/25/2022 ~		1,800	1,816
4.044% due 06/01/2024 •		6,500	7,070
4.075% due 04/23/2029 •		2,400	2,816
Cooperatieve Rabobank UA
1.111% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,634
6.625% due 06/29/2021 •(i)(j)	EUR	200	251
Corp. Andina de Fomento 3.950% due 10/15/2021 (h)	MXN	303,245	15,425
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	126
Credit Suisse AG 6.500% due 08/08/2023 (j)		$11,393	12,858
Credit Suisse Group AG
3.750% due 03/26/2025		14,975	16,642
4.194% due 04/01/2031 •		250	294

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Deutsche Bank AG
1.510% (US0003M + 1.290%) due 02/04/2021 ~		1,100	1,101
2.129% due 11/24/2026 •(k)		1,000	1,023
3.961% due 11/26/2025 •		6,500	7,109
4.250% due 10/14/2021		20,050	20,564
5.000% due 02/14/2022		9,900	10,354
Discover Bank 4.650% due 09/13/2028		5,000	5,987
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		2,251	2,107
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		1,628	1,541
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,000	6,016
Equitable Holdings, Inc. 4.350% due 04/20/2028		5,000	5,913
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	3,249
Ford Motor Credit Co. LLC
1.104% (US0003M + 0.880%) due 10/12/2021 ~		400	395
1.456% (US0003M + 1.235%) due 02/15/2023 ~		7,900	7,626
2.770% (US0003M + 2.550%) due 01/07/2021 ~		1,400	1,400
3.021% due 03/06/2024	EUR	100	127
3.360% (US0003M + 3.140%) due 01/07/2022 ~		$800	806
3.375% due 11/13/2025		2,500	2,563
3.550% due 10/07/2022		3,700	3,781
3.664% due 09/08/2024		1,128	1,160
4.535% due 03/06/2025	GBP	600	873
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		$16,100	18,569
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~		4,500	4,501
HSBC Holdings PLC
2.633% due 11/07/2025 •		5,400	5,750
4.300% due 03/08/2026		400	461
4.583% due 06/19/2029 •		5,600	6,627
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	9,348
6.250% due 03/23/2023 •(i)		$200	210
Intesa Sanpaolo SpA 3.250% due 09/23/2024		5,800	6,200
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		4,000	4,319
4.005% due 04/23/2029 •		500	587
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	3,337
4.450% due 05/08/2025		$10,500	12,044
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,317
7.625% due 06/27/2023 •(i)(j)	GBP	4,000	6,029
7.875% due 06/27/2029 •(i)(j)		1,000	1,696
Morgan Stanley
1.146% (US0003M + 0.930%) due 07/22/2022 ~		$1,700	1,707
1.433% (US0003M + 1.220%) due 05/08/2024 ~		1,300	1,326
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	3,600	5,015
3.692% due 06/05/2028		2,750	4,082
Nationwide Building Society
3.766% due 03/08/2024 •		$10,400	11,078
4.302% due 03/08/2029 •		13,500	15,700
4.363% due 08/01/2024 •		5,000	5,437
Natwest Group PLC
4.519% due 06/25/2024 •		600	655
4.892% due 05/18/2029 •		2,200	2,646
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,437
8.000% due 08/10/2025 •(i)(j)		$900	1,050
NE Property BV 2.625% due 05/22/2023 (m)	EUR	5,415	6,890
OneMain Finance Corp.
5.625% due 03/15/2023		$1,200	1,291
6.125% due 03/15/2024		4,850	5,305
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		11	12
Park Intermediate Holdings LLC 7.500% due 06/01/2025		4,200	4,544
Piper Jaffray Cos.
4.740% due 10/15/2021		2,600	2,606
5.200% due 10/15/2023		3,600	3,600
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •		17,650	19,856
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,621
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		650	733
SBA Communications Corp. 3.875% due 02/15/2027		2,100	2,208
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		1,500	1,603

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	3,572	5,797
UBS AG 7.625% due 08/17/2022 (j)		$35,100	38,860
UniCredit SpA
4.129% (US0003M + 3.900%) due 01/14/2022 ~		6,700	6,890
7.830% due 12/04/2023		14,700	17,453
Ursa Re Ltd. 3.808% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		7,000	7,041
Virgin Money UK PLC
3.375% due 04/24/2026 •	GBP	300	435
4.000% due 09/25/2026 •		1,500	2,247
4.000% due 09/03/2027 •		300	456
Wells Fargo & Co. 3.584% due 05/22/2028 •		$4,950	5,612
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	6,041
			506,474
INDUSTRIALS 7.6%
Altice France Holding S.A. 4.000% due 02/15/2028	EUR	2,200	2,570
American Airlines Pass-Through Trust
3.350% due 04/15/2031		$432	428
3.575% due 07/15/2029		647	644
3.650% due 02/15/2029		829	839
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		1,601	1,635
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,200	2,518
Boeing Co. 1.950% due 02/01/2024		4,400	4,533
Bombardier, Inc.
6.000% due 10/15/2022		500	492
6.125% due 01/15/2023		700	685
7.875% due 04/15/2027		900	829
Broadcom, Inc. 4.110% due 09/15/2028		526	603
Caesars Entertainment, Inc. 6.250% due 07/01/2025		700	746
Caesars Resort Collection LLC 5.750% due 07/01/2025		1,800	1,909
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,200	1,240
Carnival Corp. 11.500% due 04/01/2023		9,000	10,420
CCO Holdings LLC 5.000% due 02/01/2028		2,900	3,070
Centene Corp.
4.250% due 12/15/2027		1,700	1,806
4.625% due 12/15/2029		2,000	2,223
4.750% due 01/15/2025		2,000	2,055
Charter Communications Operating LLC
4.464% due 07/23/2022		600	633
4.500% due 02/01/2024		600	666
4.908% due 07/23/2025		15,700	18,252
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	11,249
5.875% due 03/31/2025		1,800	2,096
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		3,403	3,454
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		1,600	1,633
Community Health Systems, Inc.
5.625% due 03/15/2027		1,300	1,399
6.625% due 02/15/2025		200	211
8.625% due 01/15/2024		3,200	3,342
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		2,849	733
Continental Airlines Pass-Through Trust 6.703% due 12/15/2022		38	38
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		2,000	2,107
CVS Health Corp. 3.500% due 07/20/2022		500	522
DAE Funding LLC 5.000% due 08/01/2024		200	205
Dell International LLC 6.020% due 06/15/2026		2,250	2,749
Delta Air Lines, Inc. 4.500% due 10/20/2025		1,300	1,390
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~		12,100	12,108
EQT Corp. 7.875% due 02/01/2025 (m)		2,300	2,622

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~		1,200	1,204
Exela Intermediate LLC 10.000% due 07/15/2023		1,300	398
Expedia Group, Inc.
6.250% due 05/01/2025		500	580
7.000% due 05/01/2025		4,500	4,957
Gap, Inc.
8.625% due 05/15/2025		2,400	2,680
8.875% due 05/15/2027		300	348
General Mills, Inc. 1.228% (US0003M + 1.010%) due 10/17/2023 ~		400	407
Hasbro, Inc. 2.600% due 11/19/2022		3,200	3,324
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		5,700	5,701
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		11,500	12,012
5.125% due 05/01/2026		3,200	3,312
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (c)	EUR	3,600	4,533
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		3,800	4,513
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(d)		$2,300	1,650
JetBlue Pass-Through Trust 4.000% due 05/15/2034		500	542
Kraft Heinz Foods Co. 5.000% due 07/15/2035		100	121
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		5,600	5,834
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,400	3,661
NCL Corp. Ltd.
10.250% due 02/01/2026		5,500	6,449
12.250% due 05/15/2024		5,800	6,967
Nissan Motor Co. Ltd.
1.940% due 09/15/2023	EUR	300	382
3.043% due 09/15/2023		$7,500	7,847
4.345% due 09/17/2027		2,300	2,542
Oracle Corp. 3.600% due 04/01/2040		5,100	5,980
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		5,100	5,477
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,810
Petroleos Mexicanos 5.950% due 01/28/2031		2,200	2,198
Petronas Capital Ltd. 3.500% due 04/21/2030		2,100	2,418
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	1,300	1,580
Royal Caribbean Cruises Ltd. 10.875% due 06/01/2023		$2,600	2,963
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,407	1,660
Sands China Ltd.
5.125% due 08/08/2025		7,700	8,656
5.400% due 08/08/2028		1,500	1,761
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		2,500	2,705
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		5,600	6,083
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	3,219
T-Mobile USA, Inc.
2.250% due 11/15/2031		$1,400	1,440
3.875% due 04/15/2030		2,100	2,434
Transocean, Inc.
7.250% due 11/01/2025		7,375	3,798
7.500% due 01/15/2026		700	326
8.000% due 02/01/2027		200	97
Unigel Luxembourg S.A. 8.750% due 10/01/2026		3,700	3,996
United Airlines Pass-Through Trust 5.875% due 04/15/2029		3,700	4,008
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	4,300	6,064
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	43,290	297
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	2,179
3.150% due 04/01/2022		$3,000	3,086

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

3.375% due 11/30/2021		200	204
			261,057
UTILITIES 2.4%
AT&T, Inc. 4.300% due 02/15/2030		105	125
Duke Energy Corp. 0.871% (US0003M + 0.650%) due 03/11/2022 ~		7,000	7,039
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		6,100	6,319
NextEra Energy Capital Holdings, Inc.
0.927% (US0003M + 0.720%) due 02/25/2022 ~		4,050	4,080
1.950% due 09/01/2022		3,800	3,906
ONEOK, Inc.
3.400% due 09/01/2029		3,500	3,754
4.350% due 03/15/2029		8,900	10,096
Pacific Gas & Electric Co.
3.150% due 01/01/2026		1,500	1,600
3.300% due 12/01/2027		1,000	1,069
3.400% due 08/15/2024		200	213
3.450% due 07/01/2025		300	325
3.500% due 06/15/2025		200	216
3.950% due 12/01/2047		600	622
4.250% due 08/01/2023		1,100	1,182
4.300% due 03/15/2045		700	747
4.450% due 04/15/2042		400	434
4.500% due 07/01/2040		200	224
4.550% due 07/01/2030		1,000	1,140
Petrobras Global Finance BV
5.999% due 01/27/2028		24,110	28,251
6.625% due 01/16/2034	GBP	1,200	2,011
6.850% due 06/05/2115		$200	250
Rio Oil Finance Trust
8.200% due 04/06/2028		392	442
9.250% due 07/06/2024		122	135
Sprint Corp. 7.625% due 03/01/2026		6,600	8,202
Systems Energy Resources, Inc. 2.140% due 12/09/2025		700	702
Transocean Proteus Ltd. 6.250% due 12/01/2024		1,530	1,444
			84,528
Total Corporate Bonds & Notes (Cost $806,354)			852,059
CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023		4,400	5,871
Southwest Airlines Co. 1.250% due 05/01/2025		7,500	10,931
Total Convertible Bonds & Notes (Cost $11,900)			16,802
MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2017 0.933% (US0001M + 0.780%) due 04/01/2047 ~		3,030	3,030
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		271	294
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		1,100	1,312
			1,606
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.250% due 07/01/2026 ^(d)		275	214
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.750% due 07/01/2041 ^(d)		155	114
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.500% due 07/01/2026 ^(d)		120	88

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(d)	280	204
		620
WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,583
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,604
2.953% due 07/01/2022	15,000	15,572
		28,759
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	34,905	3,780
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	411
3.501% due 06/01/2035	400	411
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
0.947% due 06/01/2022	510	511
1.193% due 06/01/2023	620	623
1.497% due 06/01/2024	600	603
1.820% due 06/01/2026	200	200
		6,539
Total Municipal Bonds & Notes (Cost $37,922)		40,554
U.S. GOVERNMENT AGENCIES 37.7%
Fannie Mae
0.210% due 12/25/2036 •	30	30
0.255% due 03/25/2036 •	10	10
0.268% due 03/25/2034 •	24	24
0.298% due 08/25/2034 •	10	10
0.448% due 12/25/2028 •	0	1
0.498% due 03/25/2037 •	105	106
0.498% due 05/25/2042 •	1	1
0.608% due 10/18/2030 •	1	1
0.708% due 04/18/2032 •	21	20
1.048% due 04/25/2032 •	1	1
1.594% due 12/25/2042 ~(a)	17,404	977
1.625% due 11/25/2023 •	7	7
1.802% due 12/01/2034 •	13	14
1.944% due 08/01/2042 •	9	9
1.944% due 03/01/2044 - 10/01/2044 •	128	129
2.058% due 06/25/2050 ~(a)	18,262	1,023
2.190% due 07/25/2043 •(a)	17,330	1,773
2.257% due 09/01/2034 •	4	4
2.439% due 09/01/2031 •	9	9
2.476% due 08/01/2029 •	7	7
2.668% due 09/01/2039 •	17	17
2.742% due 05/25/2035 ~	9	9
2.880% due 11/01/2034 •	117	124
3.000% due 09/25/2026 (a)	1,567	36
3.123% due 05/01/2036 •	49	52
3.307% due 05/01/2036 •	3	3
3.381% due 01/01/2036 •	86	91
3.545% due 12/01/2034 •	6	6
3.550% due 03/01/2036 •	97	98
3.625% due 02/01/2036 •	39	39
3.737% due 12/01/2035 •	1	1
4.000% due 06/25/2050 (a)	14,270	2,102
4.079% due 12/01/2036 •	7	7
4.128% due 08/01/2028 •	1	1
5.000% due 01/25/2035	9	10
5.000% due 06/25/2041 (a)	984	145
5.610% due 01/25/2032 þ	22	24
5.689% due 02/25/2033 þ	89	102
5.750% due 08/25/2033	34	40
5.877% due 11/25/2046 ~(a)	10,391	1,436
6.000% due 01/25/2033 - 07/25/2044	122	142
6.000% due 04/25/2043	11	13
6.052% due 06/25/2048 (a)	17,709	2,899
6.452% due 01/25/2041 •(a)	3,810	363
6.589% due 10/25/2031 þ	29	31
7.500% due 09/25/2022 - 06/25/2032	14	16
Federal Housing Administration 7.430% due 02/01/2023	1	1
Freddie Mac
0.499% due 08/15/2040 •	1,038	1,040
0.509% due 12/15/2029 •	34	34
0.659% due 01/15/2032 •	4	4
1.481% due 10/25/2021 ~(a)	30,325	156
2.000% due 01/15/2043 (a)	2,072	46

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

2.000% due 01/25/2051 (a)	6,250	523
2.008% due 09/01/2035 •	4	4
2.009% due 07/25/2044 •	1,242	1,254
2.348% due 12/01/2032 •	1	1
2.365% due 09/01/2035 •	2	2
2.429% due 08/01/2035 •	3	3
3.000% due 12/15/2047 (a)	8,663	740
3.497% due 03/01/2036 •	19	19
3.500% due 12/15/2047 - 06/15/2049 (a)	17,533	1,528
4.000% due 07/01/2047 - 10/01/2047	200	215
4.000% due 06/15/2049 (a)	10,840	1,452
4.778% due 07/25/2033 ~	2	2
5.000% due 02/15/2048 (a)	554	100
5.500% due 09/15/2039	56	63
5.852% due 04/25/2048 - 11/25/2049 •(a)	34,141	7,446
6.000% due 05/15/2035	90	107
6.500% due 10/25/2043	55	65
6.502% due 11/25/2030 þ	4	5
6.555% due 09/25/2029 ~	35	38
7.000% due 07/25/2043	35	43
7.500% due 08/15/2030	8	9
7.500% due 07/25/2043 - 03/25/2044	57	73
8.610% due 12/25/2030 þ	110	124
Ginnie Mae
0.452% due 05/20/2037 •	410	411
2.250% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	12	12
2.250% due 07/20/2030 •	13	13
2.875% (H15T1Y + 1.500%) due 06/20/2021 ~	2	2
2.875% due 04/20/2030 •	8	9
3.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	14	15
3.000% due 01/20/2027 •	28	28
3.125% (H15T1Y + 1.500%) due 12/20/2021 ~	1	1
3.125% due 10/20/2027 - 10/20/2029 •	21	21
5.000% due 03/15/2039 - 05/15/2039	777	892
5.500% due 10/15/2034 - 03/15/2035	53	61
5.898% due 08/20/2049 - 09/20/2049 •(a)	32,372	5,227
6.000% due 06/20/2038	19	21
8.000% due 03/20/2030	9	12
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	19	20
4.760% due 09/01/2025	25	26
5.600% due 09/01/2028	102	112
6.220% due 12/01/2028	88	98
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	146,905	156,090
3.500% due 10/01/2040 - 06/01/2048	17,565	18,725
3.500% due 04/01/2048	506	536
4.000% due 05/01/2047 - 04/01/2048	22,739	24,487
4.000% due 10/01/2047	1,557	1,673
6.500% due 06/01/2036 - 09/01/2038	1,639	1,914
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2051 - 03/01/2051	450,200	473,143
3.000% due 01/01/2051 - 02/01/2051	561,700	588,736
3.500% due 02/01/2051	1,000	1,058
Total U.S. Government Agencies (Cost $1,302,069)		1,300,405
U.S. TREASURY OBLIGATIONS 23.6%
U.S. Treasury Bonds
1.375% due 08/15/2050	7,400	6,917
2.500% due 02/15/2045 (q)	20	24
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2021 (o)	80,418	80,696
0.125% due 07/15/2026 (o)	53	59
0.125% due 01/15/2030	8,703	9,714
0.250% due 01/15/2025 (o)	18,908	20,408
0.375% due 07/15/2027	27,249	30,667
0.750% due 07/15/2028 (q)	4,875	5,672
0.875% due 01/15/2029	27,223	32,007
1.750% due 01/15/2028	15,287	18,758
2.375% due 01/15/2025	20,720	24,217
2.375% due 01/15/2027 (m)	53,582	66,635
2.500% due 01/15/2029 (q)	6,961	9,148
U.S. Treasury Notes
0.375% due 11/30/2025	27,300	27,334
0.625% due 08/15/2030	3,400	3,313
0.875% due 11/15/2030	49,200	49,016
1.250% due 08/31/2024 (m)	83,300	86,417
1.500% due 02/15/2030 (m)	43,000	45,471
1.625% due 02/15/2026 (m)(o)(q)	7,210	7,669
1.750% due 01/31/2023 (o)	700	724
1.875% due 08/31/2024 (m)(o)	19,690	20,879
2.000% due 04/30/2024 (o)	40	42
2.000% due 02/15/2025 (o)(q)	2,400	2,570
2.125% due 03/31/2024 (o)	12,052	12,806

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

2.125% due 11/30/2024 (o)(q)	10,460	11,223
2.125% due 05/15/2025 (m)(o)	1,485	1,603
2.250% due 01/31/2024 (m)(o)(q)	9,520	10,128
2.250% due 11/15/2024 (m)(o)	71,718	77,271
2.375% due 08/15/2024 (m)(o)(q)	72,390	78,034
2.375% due 05/15/2029 (q)	550	621
2.500% due 01/31/2024 (m)(q)	37,540	40,224
2.500% due 05/15/2024 (o)	18,400	19,831
2.625% due 02/15/2029 (m)(q)	3,310	3,798
2.875% due 11/30/2023 (o)(q)	9,570	10,324
Total U.S. Treasury Obligations (Cost $768,532)		814,220
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust
0.408% due 03/25/2036 •	283	198
3.290% due 10/25/2035 ^~	555	533
3.311% due 09/25/2035 ^~	6	6
American Home Mortgage Assets Trust
0.528% due 05/25/2046 ^•	395	344
1.529% due 11/25/2046 •	9,385	4,044
1.579% due 10/25/2046 •	181	177
American Home Mortgage Investment Trust 1.757% due 09/25/2045 •	78	78
Banc of America Alternative Loan Trust 6.000% due 01/25/2036 ^	471	469
Banc of America Funding Trust
0.312% due 02/20/2047 •	1,543	1,652
0.342% due 10/20/2036 •	413	378
0.358% due 04/25/2037 ^•	337	307
0.548% due 05/25/2037 ^•	224	200
0.712% due 06/20/2047 •	1,203	1,087
2.888% due 10/20/2046 ^~	1,361	1,224
3.258% due 06/20/2037 ^~	71	67
5.500% due 09/25/2034	718	722
5.806% due 03/25/2037 ^~	10	10
5.878% due 10/25/2036 ^~	267	263
6.000% due 08/25/2037 ^	611	588
Banc of America Mortgage Trust
3.783% due 05/25/2034 ~	100	100
3.901% due 02/25/2034 ~	35	35
6.500% due 10/25/2031	2	3
BCAP LLC Trust
1.584% due 11/26/2046 •	1,225	1,242
5.250% due 02/26/2036 ~	1,768	1,164
5.250% due 06/26/2037	611	611
12.669% due 02/26/2036 ~	648	239
16.728% due 04/26/2037 ~	545	253
40.127% due 06/26/2036 ~	520	344
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 10/25/2034 ~	34	34
2.801% due 01/25/2034 ~	176	180
2.900% due 11/25/2034 ~	84	81
2.906% due 04/25/2034 ~	38	37
3.115% due 05/25/2034 ~	11	10
3.132% due 11/25/2034 ~	2	2
3.185% due 08/25/2035 ^~	57	55
3.186% due 02/25/2033 ~	3	3
3.473% due 05/25/2034 ~	19	18
3.597% due 08/25/2035 ~	82	78
Bear Stearns ALT-A Trust
0.468% due 08/25/2036 ^•	1,343	1,217
0.488% due 08/25/2036 ^•	586	532
0.548% due 02/25/2034 •	75	71
0.588% due 04/25/2036 ^•	1,847	2,203
2.729% due 01/25/2036 ^~	997	1,024
3.002% due 11/25/2035 ^~	100	88
3.084% due 08/25/2036 ^~	14	11
3.139% due 03/25/2036 ^~	303	264
3.316% due 03/25/2036 ~	1,146	787
3.369% due 05/25/2035 ~	1,702	1,717
3.491% due 11/25/2036 ^~	468	328
Bear Stearns Mortgage Funding Trust 0.338% due 01/25/2037 •	1,805	1,634
Chase Mortgage Finance Trust
2.771% due 06/25/2035 ~	31	31
3.195% due 02/25/2037 ~	22	22
3.195% due 02/25/2037 ~	13	13
ChaseFlex Trust
0.448% due 07/25/2037 •	525	471
4.132% due 08/25/2037 ^þ	1,953	1,894
6.000% due 02/25/2037 ^	633	381
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 05/25/2036 •	783	730
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	65	67

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 09/25/2037	146	150
Citigroup Commercial Mortgage Trust 2.690% due 04/10/2046	30	31
Citigroup Global Markets Mortgage Securities, Inc. 0.648% due 05/25/2032 •	53	53
Citigroup Mortgage Loan Trust
2.520% due 11/25/2035 •	491	476
3.006% due 11/25/2036 ^~	405	379
3.125% due 08/25/2035 ~	367	371
3.125% due 08/25/2035 ^~	39	35
3.462% due 09/25/2037 ^~	2,138	1,903
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •	165	164
3.568% due 02/25/2034 ~	46	47
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	491	489
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	506	411
Countrywide Alternative Loan Trust
0.288% due 04/25/2047 •	3,044	2,786
0.318% due 01/25/2037 ^•	16	19
0.348% due 06/25/2037 •	17	16
0.388% due 06/25/2036 •	829	803
0.498% due 05/25/2036 ^•	1,143	473
0.498% due 05/25/2037 ^•	42	13
0.518% due 02/25/2037 ^•	9,356	2,391
0.528% due 09/25/2046 ^•	92	87
0.548% due 05/25/2036 ^•	1,478	1,204
0.598% due 09/25/2035 ^•	2,851	1,877
0.604% due 07/20/2035 •	27	27
0.648% due 12/25/2035 ^•	2,892	1,413
0.648% due 05/25/2037 ^•	1,016	339
0.648% due 09/25/2046 ^•	806	639
0.708% due 12/25/2035 •	333	325
0.784% due 11/20/2035 •	2,293	2,100
0.848% due 05/25/2036 •	1,336	590
0.858% due 07/25/2036 ^•	1,056	383
0.898% due 08/25/2035 ^•	75	61
0.948% due 12/25/2035 ^•	513	418
1.048% due 12/25/2036 ^•	5,302	1,660
2.089% due 01/25/2036 •	764	751
2.712% due 10/25/2035 ^~	308	298
3.446% due 06/25/2037 ^~	124	113
5.250% due 06/25/2035 ^	17	16
5.500% due 04/25/2035	415	428
5.500% due 10/25/2035 ^	314	253
5.500% due 11/25/2035 ^	446	351
5.500% due 11/25/2035 ^	1,178	959
5.500% due 12/25/2035 ^	234	177
5.500% due 01/25/2036	287	237
5.500% due 03/25/2036 ^	50	33
5.750% due 07/25/2035 ^	1,565	1,323
6.000% due 04/25/2036 ^	705	448
6.000% due 01/25/2037 ^	887	713
6.000% due 02/25/2037 ^	2,410	1,679
6.000% due 03/25/2037 ^	834	515
6.000% due 08/25/2037 ^	584	432
6.250% due 11/25/2036 ^	484	435
6.500% due 09/25/2037 ^	1,232	764
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •	2	2
0.788% due 03/25/2035 •	118	115
0.808% due 02/25/2035 •	51	50
0.888% due 02/25/2035 •	880	798
0.908% due 09/25/2034 •	3	3
2.109% due 02/20/2036 ^•	727	714
2.195% due 02/20/2036 ^•	230	202
2.603% due 07/25/2034 ~	110	111
2.681% due 09/25/2034 ^~	14	12
2.716% due 12/25/2033 ~	17	17
2.749% due 11/25/2034 ~	40	40
2.924% due 06/20/2035 ~	8	8
3.090% due 08/25/2034 ~	51	50
3.090% due 08/25/2034 ^~	3	3
3.220% due 03/25/2037 ^~	99	92
5.500% due 11/25/2035 ^	67	55
5.500% due 07/25/2037 ^	543	391
5.750% due 07/25/2037 ^	2,318	1,764
5.750% due 08/25/2037	8,965	7,267
6.000% due 02/25/2036 ^	488	328
6.000% due 03/25/2036 ^	4	3
Countrywide Home Loan Reperforming REMIC Trust
0.488% due 06/25/2035 •	935	882
0.548% due 11/25/2034 •	23	21
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~	59	55

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 01/25/2036 ^		1,069	841
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.785% due 07/25/2033 ~		4	4
7.000% due 02/25/2034		165	172
Credit Suisse Mortgage Capital Certificates
2.884% due 08/27/2046 ~		280	280
3.178% due 07/27/2037 ~		2,046	2,108
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		399	265
7.000% due 08/25/2037 ^~		922	751
Deutsche ALT-A Securities, Inc. 0.448% due 04/25/2037 •		499	341
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.248% due 08/25/2037 ^•		412	340
0.388% due 08/25/2036 ^•		1,899	1,797
Downey Savings & Loan Association Mortgage Loan Trust
0.412% due 08/19/2045 •		13	12
1.529% due 03/19/2046 ^•		549	489
EMF-NL Prime BV 0.293% due 04/17/2041 •	EUR	3,518	4,121
Eurosail PLC 0.993% due 10/17/2040 •		1,665	2,050
First Horizon Alternative Mortgage Securities Trust
2.553% due 06/25/2036 ^~		$455	415
2.556% due 01/25/2036 ^~		3,115	2,231
2.568% due 04/25/2036 ^~		347	327
2.921% due 03/25/2035 ~		24	19
First Horizon Mortgage Pass-Through Trust 3.197% due 08/25/2035 ~		140	119
GreenPoint Mortgage Funding Trust
0.588% due 06/25/2045 •		9	8
0.688% due 11/25/2045 •		78	69
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.181% due 10/25/2033 ~		15	14
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	539	638
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	326
GSMPS Mortgage Loan Trust 0.498% due 03/25/2035 •		46	42
GSR Mortgage Loan Trust
2.822% due 06/25/2034 ~		68	67
2.930% due 03/25/2033 •		10	10
5.750% due 03/25/2036 ^		240	251
5.750% due 01/25/2037 ^		509	445
6.000% due 02/25/2036 ^		1,515	970
6.000% due 03/25/2037 ^		1,076	866
6.000% due 05/25/2037 ^		341	321
6.500% due 09/25/2036 ^		346	220
HarborView Mortgage Loan Trust
0.332% due 11/19/2036 •		137	136
0.332% due 11/19/2046 ^•		37	31
0.512% due 07/19/2046 ^•		147	85
0.632% due 06/19/2035 •		42	41
0.652% due 01/19/2036 •		1,215	877
0.712% due 02/19/2036 •		847	617
0.772% due 11/19/2035 •		859	786
0.972% due 11/19/2034 ^•		505	448
1.652% due 10/19/2035 •		481	385
2.353% due 06/19/2045 ^•		2,693	1,572
2.551% due 04/19/2034 ~		4	4
HomeBanc Mortgage Trust 3.310% due 04/25/2037 ^~		8,078	7,578
Impac CMB Trust 0.808% due 03/25/2035 •		87	87
Impac Secured Assets Trust 0.498% due 05/25/2036 •		129	126
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051		272	295
IndyMac Mortgage Loan Trust
0.308% due 04/25/2037 •		412	384
0.338% due 09/25/2046 •		26	23
0.348% due 11/25/2046 •		381	353
0.398% due 02/25/2037 •		1,771	1,387
2.900% due 12/25/2034 ~		303	308
3.013% due 10/25/2034 ~		906	920
3.025% due 12/25/2036 ^~		32	30
3.063% due 01/25/2036 ^~		333	314
3.119% due 01/25/2036 ~		743	726
3.124% due 06/25/2037 ^~		622	508
3.522% due 06/25/2036 ~		725	665
JPMorgan Alternative Loan Trust
0.328% due 06/25/2037 •		5,506	3,847
0.428% due 03/25/2037 •		693	694
0.646% due 06/27/2037 •		347	281
3.511% due 05/25/2037 ^~		1,143	1,042

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.500% due 11/25/2036 ^~	1	1
5.692% due 05/26/2037 ~	4,357	3,784
6.310% due 08/25/2036 ^þ	1,776	1,721
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	130	133
3.414% due 01/15/2046	25	26
JPMorgan Mortgage Trust
2.230% due 11/25/2033 ~	5	5
2.964% due 11/25/2035 ^~	286	262
3.422% due 04/25/2036 ^~	187	168
3.426% due 05/25/2034 ~	62	63
3.468% due 07/25/2035 ~	19	19
3.549% due 04/25/2037 ^~	35	32
5.750% due 01/25/2036 ^	969	684
6.000% due 08/25/2037 ^	12	9
6.250% due 07/25/2036 ^	1,438	937
6.500% due 01/25/2036 ^	510	405
6.500% due 08/25/2036 ^	1,702	1,028
Lehman XS Trust
0.348% due 08/25/2046 •	1,874	1,817
0.378% due 04/25/2046 ^•	1,311	1,342
MASTR Adjustable Rate Mortgages Trust
0.748% due 05/25/2047 ^•	448	743
3.089% due 05/25/2034 ~	85	90
3.176% due 11/21/2034 ~	27	27
MASTR Seasoned Securitization Trust 3.545% due 10/25/2032 ~	14	14
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.859% due 11/15/2031 •	57	57
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.599% due 12/15/2030 •	117	114
Merrill Lynch Mortgage Investors Trust
0.808% due 06/25/2028 •	1	1
0.908% due 08/25/2035 •	265	266
0.967% due 11/25/2029 ~(a)	1,148	24
2.225% due 02/25/2033 ~	13	12
2.430% due 02/25/2036 ~	590	608
3.344% due 03/25/2036 ^~	917	611
3.868% due 05/25/2033 ~	3	3
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	54	55
2.657% due 05/15/2046	60	61
2.825% due 08/15/2045	43	44
3.912% due 07/15/2046 ~	21	21
Morgan Stanley Mortgage Loan Trust
0.408% due 03/25/2036 •	328	253
2.201% due 06/25/2036 ~	21	21
2.327% due 06/25/2036 ~	2,763	2,788
2.636% due 12/25/2037 ~	1,517	1,174
2.649% due 08/25/2034 ~	171	174
2.807% due 07/25/2035 ^~	102	94
2.864% due 08/25/2034 ~	14	14
2.998% due 07/25/2035 ~	137	132
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^	598	599
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	13,816	14,545
2.750% due 11/25/2059 ~	21,756	22,900
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.568% due 06/25/2037 •	4,979	4,114
2.633% due 10/25/2035 ~	412	407
3.385% due 08/25/2035 ~	130	134
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.908% due 12/25/2035 •	3,093	3,059
5.675% due 12/25/2035 ~	12	12
Prime Mortgage Trust
0.548% due 02/25/2034 •	2	2
5.500% due 06/25/2036 ^	57	57
RBSGC Structured Trust 5.500% due 11/25/2035 ^	3,172	3,109
RBSSP Resecuritization Trust
0.390% due 08/27/2037 •	1,058	1,043
0.630% due 06/27/2036 •	7,680	6,435
Residential Accredit Loans, Inc. Trust
0.288% due 01/25/2037 •	878	857
0.328% due 05/25/2036 •	1,324	1,224
0.333% due 12/25/2036 •	98	93
0.398% due 02/25/2036 ^•	217	166
0.398% due 08/25/2037 •	71	65
0.548% due 11/25/2036 ^•	301	207
0.948% due 10/25/2045 •	167	144
3.907% due 02/25/2035 ^~	738	626
4.130% due 12/26/2034 ^~	231	146
4.420% due 09/25/2035 ^~	146	118
4.466% due 01/25/2036 ^~	1,712	1,514
5.775% due 09/25/2037 ~	9,739	8,306

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 06/25/2036 ^		264	258
6.500% due 09/25/2037 ^		344	337
Residential Asset Securitization Trust
0.548% due 01/25/2046 ^•		1,714	453
0.598% due 02/25/2034 •		76	68
5.500% due 09/25/2035 ^		103	77
5.500% due 12/25/2035 ^		286	213
5.750% due 02/25/2036 ^		943	632
6.000% due 07/25/2036		440	360
6.000% due 07/25/2037 ^		1,428	814
Residential Funding Mortgage Securities, Inc. Trust
4.125% due 09/25/2036 ^~		17	10
4.184% due 02/25/2036 ^~		367	335
6.000% due 10/25/2036 ^		500	485
6.500% due 03/25/2032		14	15
RMAC Securities PLC 0.191% due 06/12/2044 •	GBP	693	906
Securitized Asset Sales, Inc. 2.986% due 11/26/2023 ~		$16	15
Sequoia Mortgage Trust
0.866% due 11/22/2024 •		4	4
3.116% due 09/20/2046 ^~		66	52
Structured Adjustable Rate Mortgage Loan Trust
0.368% due 06/25/2037 •		1,937	1,834
0.468% due 10/25/2035 •		3,477	3,376
2.009% due 01/25/2035 ^•		15	14
2.814% due 03/25/2034 ~		10	10
2.889% due 01/25/2035 ~		107	106
3.134% due 10/25/2036 ^~		395	297
3.281% due 09/25/2036 ^~		320	277
3.499% due 04/25/2036 ^~		430	337
Structured Asset Mortgage Investments Trust
0.268% due 08/25/2036 •		226	209
0.328% due 07/25/2046 •		2,539	2,190
0.358% due 08/25/2036 ^•		1,114	1,080
0.448% due 08/25/2036 ^•		734	645
0.568% due 05/25/2036 •		165	142
0.608% due 05/25/2045 •		45	44
0.652% due 07/19/2035 •		223	214
0.708% due 02/25/2036 ^•		360	340
0.732% due 07/19/2034 •		6	6
0.812% due 09/19/2032 •		2	2
0.852% due 03/19/2034 •		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.379% due 03/25/2033 ~		44	46
Thornburg Mortgage Securities Trust
1.589% due 06/25/2037 •		17,668	16,800
2.183% due 10/25/2043 ~		79	78
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	18,102	24,853
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		$86	90
3.244% due 04/10/2046		40	42
UBS-Citigroup Commercial Mortgage Trust 2.134% due 01/10/2045 ~(a)		20,788	153
Wachovia Mortgage Loan Trust LLC
2.502% due 10/20/2035 ~		690	518
2.689% due 05/20/2036 ^~		443	446
3.045% due 03/20/2037 ^~		94	87
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •		5	5
0.728% due 12/25/2045 •		469	446
1.339% due 01/25/2047 •		126	125
1.359% due 06/25/2047 ^•		60	18
1.554% due 12/25/2046 •		271	255
1.589% due 06/25/2046 •		760	744
1.809% due 11/25/2042 •		10	10
2.009% due 06/25/2042 •		182	176
2.009% due 08/25/2042 •		93	90
2.023% due 05/25/2046 •		138	131
2.023% due 12/25/2046 •		418	398
2.532% due 10/25/2036 ^~		32	30
2.546% due 12/25/2032 ~		2,723	2,730
2.780% due 09/25/2033 ~		9	9
2.810% due 10/25/2034 ~		154	156
2.925% due 08/25/2035 ~		346	354
3.097% due 07/25/2037 ^~		339	329
3.173% due 06/25/2037 ^~		1,367	1,194
3.214% due 10/25/2036 ^~		753	681
3.274% due 01/25/2036 ~		680	689
3.375% due 03/25/2037 ^~		24,335	22,400
3.402% due 05/25/2037 ^~		58	52
3.509% due 03/25/2033 ~		42	41
3.596% due 03/25/2035 ~		151	155
3.746% due 06/25/2033 ~		57	57
3.768% due 03/25/2034 ~		2	2

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	331
1.003% due 12/21/2049 •		7,199	9,841
1.703% due 12/21/2049 •		910	1,242
2.203% due 12/21/2049 •		455	620
2.703% due 12/21/2049 •		260	353
3.203% due 12/21/2049 •		260	349
Washington Mutual Mortgage Pass-Through Certificates Trust
0.848% due 01/25/2036 ^•		$3,332	2,454
1.379% due 04/25/2047 •		3,940	3,407
3.195% due 06/25/2033 ~		30	30
5.500% due 11/25/2035		132	116
5.750% due 11/25/2035 ^		850	854
6.000% due 10/25/2035 ^		454	365
Wells Fargo Alternative Loan Trust 0.498% due 06/25/2037 ^•		1,328	1,127
Wells Fargo Mortgage-Backed Securities Trust 4.018% due 04/25/2036 ~		75	72
Total Non-Agency Mortgage-Backed Securities (Cost $304,886)			322,270
ASSET-BACKED SECURITIES 18.0%
ACE Securities Corp. Home Equity Loan Trust
0.268% due 08/25/2036 ^•		3,095	1,053
0.308% due 08/25/2036 ^•		1,659	574
0.348% due 12/25/2036 •		5,470	2,302
1.123% due 11/25/2033 •		208	208
Aegis Asset-Backed Securities Trust 1.148% due 03/25/2035 ^•		319	312
Aircraft Certificate Owner Trust 7.001% due 09/20/2022 «		263	260
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.273% due 11/25/2034 •		870	845
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •		348	340
Argent Securities Trust
0.258% due 09/25/2036 •		411	181
0.298% due 07/25/2036 •		2,284	991
0.298% due 09/25/2036 •		968	429
0.448% due 06/25/2036 •		3,789	1,511
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.968% due 02/25/2034 •		820	798
Asset-Backed Funding Certificates Trust
0.258% due 01/25/2037 •		3,304	2,329
0.308% due 01/25/2037 •		1,587	1,128
0.848% due 06/25/2034 •		430	421
1.148% due 06/25/2037 •		48	44
1.198% due 03/25/2034 ^•		1,052	1,032
1.273% due 12/25/2032 •		269	268
Asset-Backed Securities Corp. Home Equity Loan Trust
0.823% due 11/25/2035 •		655	653
1.243% due 02/25/2035 •		1,164	1,168
Bayview Financial Revolving Asset Trust 1.078% due 02/28/2040 •		91	86
Bear Stearns Asset-Backed Securities Trust
0.308% due 08/25/2036 •		4,694	5,998
0.318% due 01/25/2037 •		322	313
0.348% due 12/25/2036 •		1,117	1,117
0.548% due 09/25/2046 •		422	411
0.778% due 02/25/2036 •		3,479	3,444
0.793% due 12/25/2035 •		259	259
0.868% due 11/25/2035 ^•		1,540	1,513
0.883% due 09/25/2035 •		1,969	1,963
1.108% due 04/25/2035 •		1,357	1,359
1.148% due 11/25/2042 •		5	5
5.500% due 08/25/2036		191	193
5.750% due 11/25/2034 ^þ		862	857
6.500% due 10/25/2036 ^		4,710	3,422
Belle Haven ABS CDO Ltd. 0.611% due 11/03/2044 •		38,268	16,055
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	7,250	8,851
Carrington Mortgage Loan Trust
0.308% due 10/25/2036 •		$1,107	958
0.388% due 06/25/2036 •		3,400	3,252
1.048% due 05/25/2034 •		1,638	1,591
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		11,398	11,373
Citigroup Mortgage Loan Trust
0.308% due 12/25/2036 •		2,012	1,718
0.468% due 09/25/2036 •		12,400	10,813
Citius Funding Ltd. 0.404% due 05/05/2046 ^•		451,290	20,308
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		7,005	7,584

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Countrywide Asset-Backed Certificates
0.288% due 08/25/2037 •		4,845	4,783
0.308% due 12/25/2035 ^•		210	208
0.318% due 06/25/2047 •		104	104
0.458% due 09/25/2037 ^•		1,661	1,301
0.488% due 12/25/2036 ^•		205	145
0.673% due 04/25/2036 •		50	50
0.708% due 09/25/2036 •		755	755
0.728% due 06/25/2036 •		13	13
0.748% due 06/25/2036 •		143	143
1.648% due 02/25/2035 •		4,400	4,401
4.517% due 10/25/2046 ^~		478	476
Countrywide Asset-Backed Certificates Trust
0.338% due 06/25/2047 •		2,895	2,877
0.608% due 05/25/2036 •		157	157
1.003% due 05/25/2036 •		1,264	1,266
4.509% due 12/25/2034 ~		2,718	2,769
Countrywide Asset-Backed Certificates Trust, Inc. 0.868% due 07/25/2034 •		745	737
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		4	4
Credit-Based Asset Servicing & Securitization LLC 0.898% due 04/25/2036 •		2,588	2,529
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.511% due 03/25/2037 ^þ		5,433	2,851
3.511% due 03/25/2037 ^þ		3,741	1,964
Credit-Based Asset Servicing & Securitization Trust
0.298% due 11/25/2036 •		1,061	654
3.342% due 01/25/2037 ^þ		1,330	610
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		82	83
7.790% due 05/25/2030 ^þ		288	289
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	7,550	9,227
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		$3,197	3,189
Fairbanks Capital Mortgage Loan Trust 1.348% due 05/25/2028 •		4	4
Fieldstone Mortgage Investment Trust 0.470% due 11/25/2036 •		1,624	1,185
First Franklin Mortgage Loan Asset-Backed Certificates 0.973% due 05/25/2034 •		446	441
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •		421	419
0.883% due 07/25/2035 •		149	149
1.093% due 03/25/2035 •		2,900	2,869
1.423% due 07/25/2034 •		493	494
Fremont Home Loan Trust
0.278% due 11/25/2036 •		5,676	2,860
0.298% due 01/25/2037 •		1,633	938
0.398% due 05/25/2036 •		9,793	7,401
0.628% due 02/25/2037 •		4,143	2,164
1.018% due 05/25/2034 •		3,556	3,490
GE-WMC Mortgage Securities Trust 0.298% due 08/25/2036 •		2,805	1,776
GSAA Home Equity Trust
0.598% due 08/25/2037 •		419	416
0.708% due 07/25/2037 •		31,412	17,157
4.999% due 09/25/2035 ~		117	118
GSAMP Trust
0.198% due 12/25/2046 •		1,261	804
0.248% due 12/25/2046 •		4,600	2,960
0.298% due 09/25/2036 •		1,636	788
0.298% due 12/25/2046 •		2,960	1,922
0.378% due 12/25/2046 •		569	375
0.388% due 08/25/2036 •		1,011	886
0.688% due 04/25/2036 •		2,819	2,306
1.018% due 11/25/2034 •		1,411	1,399
Home Equity Loan Trust 0.488% due 04/25/2037 •		3,000	2,426
Home Equity Mortgage Loan Asset-Backed Trust
0.308% due 07/25/2037 •		3,105	2,144
0.348% due 07/25/2037 •		3,203	2,227
0.388% due 04/25/2037 •		2,287	1,757
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^þ		165	40
HSI Asset Securitization Corp. Trust
0.338% due 01/25/2037 •		1,821	1,532
0.368% due 12/25/2036 •		3,875	1,560
0.488% due 12/25/2036 •		1,121	453
0.588% due 12/25/2036 •		8,293	3,415
IXIS Real Estate Capital Trust 0.378% due 01/25/2037 •		4,273	2,196
Jamestown CLO Ltd. 0.927% due 07/15/2026 •		125	125

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

JPMorgan Mortgage Acquisition Trust
0.298% due 07/25/2036 •	1,562	936
0.468% due 07/25/2036 ^•	1,527	571
6.630% due 07/25/2036 ^þ	1,216	576
L2L Education Loan Trust 0.499% due 06/15/2031 •	3,244	3,197
Lehman XS Trust 0.668% due 05/25/2046 ^•	37,566	35,173
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •	20,200	20,107
Long Beach Mortgage Loan Trust
0.748% due 02/25/2036 •	1,828	1,598
0.828% due 01/25/2046 •	2,841	2,835
1.950% due 07/25/2032 ^•	118	118
MASTR Asset-Backed Securities Trust
0.198% due 10/25/2036 •	1,016	443
0.248% due 11/25/2036 •	63	30
0.388% due 10/25/2036 •	1,700	1,574
0.448% due 08/25/2036 •	1,002	545
0.628% due 03/25/2036 •	3,506	2,854
0.898% due 10/25/2035 ^•	750	724
Merrill Lynch Mortgage Investors Trust
0.258% due 08/25/2037 •	2,091	1,347
0.298% due 08/25/2037 •	12,614	8,195
0.598% due 02/25/2047 •	562	402
0.898% due 06/25/2036 •	128	128
3.754% due 02/25/2037 ^þ	1,660	339
Monroe Capital BSL CLO Ltd. 1.333% due 05/22/2027 •	6,826	6,824
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 12/25/2036 •	3,914	2,508
0.258% due 03/25/2037 •	1,634	844
0.288% due 11/25/2036 •	10,193	6,357
0.298% due 09/25/2036 •	10,612	5,225
0.298% due 10/25/2036 •	22,458	14,736
0.298% due 11/25/2036 •	3,292	2,438
0.298% due 12/25/2036 •	866	562
0.308% due 09/25/2036 •	1,870	1,091
0.328% due 02/25/2037 •	2,289	998
0.348% due 02/25/2037 •	66	42
0.368% due 11/25/2036 •	5,511	3,474
0.398% due 08/25/2036 •	136	85
0.398% due 03/25/2037 •	17,518	9,249
0.508% due 02/25/2037 •	1,645	745
0.628% due 06/25/2036 •	1,136	767
1.063% due 03/25/2035 •	943	943
1.198% due 09/25/2033 •	830	828
1.198% due 06/25/2035 ^•	4,000	3,776
Morgan Stanley Home Equity Loan Trust 0.248% due 12/25/2036 •	1,638	976
Nelnet Student Loan Trust
0.277% due 05/27/2025 •	90	89
0.325% due 10/25/2033 •	322	314
0.336% due 03/23/2037 •	190	185
0.601% due 03/25/2026 •	254	252
New Century Home Equity Loan Trust 3.148% due 01/25/2033 ^•	434	403
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.478% due 10/25/2036 ^•	4,564	1,277
0.548% due 02/25/2037 ^•	471	174
North Carolina State Education Assistance Authority 0.950% due 07/25/2039 •	557	556
NovaStar Mortgage Funding Trust
0.298% due 09/25/2036 •	3,932	2,345
0.318% due 11/25/2036 •	8,597	3,907
0.358% due 01/25/2037 •	3,291	1,501
0.648% due 10/25/2036 •	1,316	1,043
Option One Mortgage Loan Trust
0.278% due 07/25/2037 •	1,143	910
0.328% due 04/25/2037 •	1,057	680
0.368% due 01/25/2037 •	964	687
0.388% due 04/25/2037 •	1,199	843
0.398% due 03/25/2037 •	609	401
0.398% due 07/25/2037 •	1,547	1,251
Ownit Mortgage Loan Trust
0.448% due 05/25/2037 •	2,061	1,802
3.076% due 10/25/2035 þ	736	509
Palmer Square Loan Funding Ltd. 1.188% due 04/20/2027 •	5,371	5,364
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.853% due 09/25/2035 •	444	445
1.948% due 12/25/2034 •	754	760
People's Financial Realty Mortgage Securities Trust 0.288% due 09/25/2036 •	2,535	966
RAAC Trust
0.658% due 02/25/2036 •	354	352

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

0.658% due 08/25/2036 •		1,676	1,697
0.748% due 06/25/2044 •		385	342
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		6,143	5,199
5.612% due 04/25/2037 þ		3,801	1,584
Residential Asset Mortgage Products Trust 0.708% due 06/25/2032 •		4	4
Residential Asset Securities Corp. Trust
0.448% due 07/25/2036 •		2,590	2,569
0.688% due 04/25/2036 •		16	16
0.688% due 07/25/2036 •		2,774	2,439
0.703% due 03/25/2036 •		24	24
0.973% due 07/25/2034 •		334	328
0.988% due 12/25/2034 •		517	515
1.183% due 08/25/2035 •		2,000	1,974
Saxon Asset Securities Trust
0.318% due 10/25/2046 •		1,511	1,471
0.943% due 03/25/2035 ^•		358	351
Securitized Asset-Backed Receivables LLC Trust
0.648% due 03/25/2036 •		2,947	2,207
0.913% due 02/25/2034 •		1,169	1,156
SG Mortgage Securities Trust
0.298% due 10/25/2036 •		5,100	4,759
0.358% due 10/25/2036 •		2,300	1,779
0.688% due 02/25/2036 •		5,941	4,353
Sierra Madre Funding Ltd.
0.533% due 09/07/2039 •		21,094	19,301
0.553% due 09/07/2039 •		49,229	45,045
SLM Student Loan Trust
0.385% due 07/25/2025 •		128	118
1.648% due 06/25/2043 •		103	97
1.648% due 09/25/2076 •		104	97
1.715% due 04/25/2023 •		2,985	2,986
1.948% due 11/25/2070 •		141	138
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		10,600	10,588
Soundview Home Loan Trust
0.258% due 02/25/2037 •		4,722	1,759
0.708% due 10/25/2036 •		4,574	4,508
0.973% due 06/25/2035 •		16	17
1.098% due 09/25/2037 •		2,707	2,482
Specialty Underwriting & Residential Finance Trust
0.268% due 03/25/2037 •		919	639
0.300% due 09/25/2037 •		4,715	2,534
Structured Asset Investment Loan Trust
0.868% due 10/25/2035 •		777	768
1.123% due 01/25/2035 •		1,713	1,625
1.273% due 01/25/2035 •		606	587
1.528% due 04/25/2033 •		36	36
1.723% due 01/25/2035 •		684	460
1.873% due 01/25/2035 ^•		469	108
Structured Asset Securities Corp. Trust 0.838% due 09/25/2035 •		10,952	10,760
Symphony CLO Ltd. 1.179% due 07/14/2026 •		6,506	6,497
Talon Funding Ltd. 0.715% due 06/05/2035 •		1,538	319
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		31,459	33,254
Triaxx Prime CDO Ltd. 0.413% due 10/02/2039 •		5,878	2,204
Venture CLO Ltd.
1.256% due 04/20/2029 •(b)		12,600	12,601
1.448% due 04/20/2029 •		12,600	12,589
Washington Mutual Asset-Backed Certificates Trust 0.628% due 05/25/2036 •		1,845	1,632
Wells Fargo Home Equity Asset-Backed Securities Trust 1.723% due 02/25/2035 •		3,600	3,616
Zais CLO Ltd. 1.387% due 04/15/2028 •		5,938	5,919
Total Asset-Backed Securities (Cost $603,091)			620,298
SOVEREIGN ISSUES 8.8%
Argentina Government International Bond
0.125% due 07/09/2030 þ		4,934	2,007
0.125% due 07/09/2035 þ		14,347	5,280
1.000% due 08/05/2021 (h)	ARS	45,588	325
1.000% due 07/09/2029		$685	300
2.500% due 07/22/2021 (h)	ARS	130,280	942
15.500% due 10/17/2026		31,710	75
34.109% (BADLARPP) due 10/04/2022 ~		2,200	14
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		22,575	151
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		56,190	372

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

China Development Bank
3.230% due 01/10/2025	CNY	283,200	43,433
3.340% due 07/14/2025		252,400	38,809
Israel Government International Bond
2.750% due 07/03/2030		$3,200	3,534
3.375% due 01/15/2050		1,300	1,442
3.800% due 05/13/2060		800	952
3.875% due 07/03/2050		1,700	2,048
Kuwait International Government Bond 3.500% due 03/20/2027		14,900	16,967
New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	17,741	14,313
3.000% due 09/20/2030 (h)		4,727	4,542
Peru Government International Bond
5.940% due 02/12/2029	PEN	16,200	5,585
6.150% due 08/12/2032		20,800	7,055
6.350% due 08/12/2028		75,475	26,503
Provincia de Buenos Aires
34.187% due 05/31/2022	ARS	13,030	79
36.050% due 04/12/2025		325,360	1,625
36.050% due 04/12/2025		100	1
Qatar Government International Bond
3.875% due 04/23/2023		$6,700	7,209
4.500% due 01/20/2022		4,700	4,905
4.500% due 04/23/2028		2,100	2,548
5.103% due 04/23/2048		800	1,127
Saudi Government International Bond
2.375% due 10/26/2021		600	610
2.875% due 03/04/2023		1,600	1,677
3.625% due 03/04/2028		4,300	4,826
South Africa Government International Bond
4.850% due 09/30/2029		10,000	10,644
10.500% due 12/21/2026	ZAR	963,600	77,801
Turkey Government International Bond
5.750% due 03/22/2024		$3,000	3,166
6.350% due 08/10/2024		12,400	13,337
Total Sovereign Issues (Cost $284,457)			304,204
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		477	0
Total Common Stocks (Cost $505)			0
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co. 7.500% (i)		3,500	5,313
Total Convertible Preferred Securities (Cost $4,179)			5,313
PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.6%
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	2,871
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(i)(j)		1,600,000	2,000
Bank of America Corp.
4.300% due 01/28/2025 •(i)		3,900,000	4,026
5.875% due 03/15/2028 •(i)		1,600,000	1,812
Citigroup, Inc. 4.000% due 12/10/2025 •(i)		600,000	617
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)		7,900,000	8,318
Nationwide Building Society 10.250% ~		10,000	2,422
			22,066
UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)		400,020	10,742

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

AT&T, Inc. 2.875% due 03/02/2025 •(i)		3,800,000	4,682
			15,424
Total Preferred Securities (Cost $36,519)			37,490
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (l) 0.2%			6,298
SHORT-TERM NOTES 0.2%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	110,331	760
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$6,800	6,804
			7,564
ARGENTINA TREASURY BILLS 0.1%
(2.535)% due 09/13/2021 (f)(g)	ARS	297,392	2,168
2.535% due 03/31/2021 ~		67,900	476
			2,644
MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 0.797% due 06/01/2021		930	930
Total Municipal Bonds & Notes (Cost $930)			930
Total Short-Term Instruments (Cost $17,618)			17,436
Total Investments in Securities (Cost $4,215,669)			4,369,090
		SHARES
INVESTMENTS IN AFFILIATES 12.5%
SHORT-TERM INSTRUMENTS 12.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.5%
PIMCO Short Asset Portfolio		37,799,121	378,936
PIMCO Short-Term Floating NAV Portfolio III		5,266,502	51,933
Total Short-Term Instruments (Cost $430,371)			430,869
Total Investments in Affiliates (Cost $430,371)			430,869
Total Investments 139.3% (Cost $4,646,040)			$4,799,959
Financial Derivative Instruments (n)(p) (0.3)%(Cost or Premiums, net $20,050)			(11,144)
Other Assets and Liabilities, net (39.0)%			(1,343,189)
Net Assets 100.0%			$3,445,626

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$10,779	$10,742	0.31%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,000	1,023	0.03
$11,779	$11,765	0.34%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$6,298	U.S. Treasury Bills 0.000% due 12/30/2021	$(6,424)	$6,298	$6,298
Total Repurchase Agreements	$(6,424)	$6,298	$6,298
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.170%	11/18/2020	01/19/2021	$(14,218)	$(14,221)
BOS	0.160	12/02/2020	01/07/2021	(59,936)	(59,945)
0.160	12/10/2020	01/11/2021	(35,192)	(35,196)
0.170	11/18/2020	01/19/2021	(112,259)	(112,284)
BRC	0.150	11/09/2020	TBD(2)	(2,339)	(2,339)
BSN	0.180	11/10/2020	01/11/2021	(3,786)	(3,787)
CFR	(0.950)	11/04/2020	TBD(2)	EUR	(2,044)	(2,493)
(0.900)	08/26/2020	TBD(2)	(940)	(1,145)
JPS	0.140	11/16/2020	01/11/2021	$(10,388)	(10,390)
RCY	0.160	12/02/2020	02/02/2021	(32,946)	(32,951)
Total Reverse Repurchase Agreements	$(274,751)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	0.170%	11/18/2020	01/11/2021	$(19,188)	$(19,193)
Total Sale-Buyback Transactions	$(19,193)
(m)	Securities with an aggregate market value of $293,652 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(331,302) at a weighted average interest rate of 0.161%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2021	1,000	$185,703	$1,208	$73	$0
Euro-Bund 10-Year Bond March Futures	03/2021	195	42,318	14	0	(14)
$1,222	$73	$(14)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	2,612	$(329,541)	$(826)	$0	$(123)
U.S. Treasury 10-Year Note March Futures	03/2021	195	(26,925)	(54)	0	(21)
U.S. Treasury 30-Year Bond March Futures	03/2021	1,800	(311,738)	2,554	0	(619)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	24	(5,126)	(44)	0	(18)
$1,630	$0	$(781)
Total Futures Contracts	$2,852	$73	$(795)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	03/20/2023	0.162%	$3,000	$(10)	$67	$57	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.635	EUR	9,600	30	146	176	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.867	$700	93	(28)	65	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.130	21,300	19	171	190	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.176	10,000	83	43	126	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.199	15,600	315	(60)	255	2	0
$530	$339	$869	$2	$(7)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$2,576	$(61)	$(183)	$(244)	$0	$(5)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	218,100	(9,194)	(11,570)	(20,764)	0	(432)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	11,200	(288)	(27)	(315)	0	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

iTraxx Europe Senior 27 5-Year Index		(1.000)	Quarterly	06/20/2022		28,700	(173)	(295)	(468)	3	0
							$(9,716)	$(12,075)	$(21,791)	$3	$(438)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index		5.000%	Quarterly	12/20/2024		$1,344	$59	$68	$127	$2	$0
CDX.IG-33 5-Year Index		1.000	Quarterly	12/20/2024		31,000	492	32	524	18	0
CDX.IG-34 5-Year Index		1.000	Quarterly	06/20/2025		17,500	(198)	491	293	12	0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		92,900	2,090	222	2,312	63	0
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	36,100	1,007	159	1,166	5	0
							$3,450	$972	$4,422	$100	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2026	GBP	274,200	$75	$36	$111	$0	$(415)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	62,600	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		109,100	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		288,800	(2)	(5)	(7)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		33,600	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		35,800	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		85,700	0	(7)	(7)	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		20,900	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		28,300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	3.330	Maturity	01/03/2022		24,600	0	32	32	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		725,100	0	963	963	0	(1)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		1,659,000	59	2,528	2,587	0	(1)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	27,100	0	255	255	1	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		7,500	0	71	71	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		12,100	53	93	146	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		9,500	0	171	171	5	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		8,600	0	172	172	5	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		5,100	0	102	102	3	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		2,600	0	53	53	1	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		14,300	20	245	265	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$239,700	11,006	(28,340)	(17,334)	0	(231)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		200,400	17,391	(29,117)	(11,726)	0	(215)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	(35)	(23)	0	0
Receive(6)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		51,900	520	535	1,055	0	(69)
Receive	3-Month USD-LIBOR	0.772	Semi-Annual	03/20/2050		21,900	0	3,431	3,431	0	(87)
Pay	3-Month USD-LIBOR	1.400	Semi-Annual	12/29/2050		30,750	(204)	110	(94)	109	0
Receive(6)	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		900	29	32	61	0	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,033)	(1,183)	(2,216)	12	0
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		1,103,000	0	(113)	(113)	0	(2)
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		1,084,000	0	(86)	(86)	0	(2)
Pay	6-Month JPY-LIBOR	0.086	Semi-Annual	09/11/2029		624,000	0	(54)	(54)	0	(1)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	09/13/2029		1,091,000	0	(46)	(46)	0	(2)
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		1,118,000	0	(27)	(27)	0	(2)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		1,622,000	0	(115)	(115)	0	(3)
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		1,320,000	0	(114)	(114)	0	(2)
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	26,800	10	3,628	3,638	0	(148)
							$27,936	$(46,801)	$(18,865)	$145	$(1,185)
Total Swap Agreements							$22,200	$(57,565)	$(35,365)	$250	$(1,630)
(o)

Securities with an aggregate market value of $93,584 and cash of $4,037 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(p)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021	JPY	36,026		$346	$0	$(2)
	01/2021	MXN	253,817		12,718	0	(13)
	01/2021		$680	MXN	14,337	39	0
	01/2021		23	PLN	89	1	0
	01/2021		6,953	ZAR	106,299	262	0
	01/2021	ZAR	98,241		$6,262	0	(407)
	02/2021	PEN	20,411		5,669	29	0
	02/2021	SEK	12,260		1,415	0	(76)
	02/2021		$9,346	RUB	699,174	64	0
	03/2021	HKD	12,085		$1,559	0	0
	03/2021		$13,097	COP	47,400,429	765	0
	03/2021		12,633	MXN	253,817	7	0
BPS	01/2021	AUD	278		$204	0	(10)
	01/2021		$1,339	GBP	992	18	0
	01/2021		7,032	MXN	139,438	0	(37)
	01/2021		8	PLN	30	0	0
	02/2021	DKK	5,359		$861	0	(19)
	03/2021		$2,367	INR	177,549	46	0
CBK	01/2021	JPY	3,512		$34	0	0
	01/2021	ZAR	397,355		25,358	0	(1,613)
	03/2021	MXN	253,817		12,425	0	(215)
DUB	01/2021	BRL	10,311		1,984	0	(1)
	01/2021		$2,352	BRL	10,311	0	(367)
GLM	01/2021	BRL	90,920		$17,889	385	0
	01/2021	NZD	19,855		13,945	0	(341)
	01/2021	PEN	22,083		6,129	27	0
	01/2021		$17,990	BRL	90,920	0	(486)
	01/2021		714	JPY	73,873	2	0
	02/2021	JPY	73,873		$714	0	(2)
	02/2021		$17,879	BRL	90,920	0	(380)
	02/2021		2,131	RUB	162,443	56	0
	03/2021	CNH	540,491		$81,861	0	(863)
HUS	01/2021	BRL	10,311		1,590	0	(395)
	01/2021	GBP	66,074		88,322	0	(2,037)
	01/2021	JPY	6,488		62	0	(1)
	01/2021		$1,984	BRL	10,311	1	0
	01/2021		6,323	MXN	130,121	204	0
	01/2021		20	PLN	75	1	0
	01/2021	ZAR	527,513		$33,511	0	(2,296)
	02/2021		$1,447	RUB	108,190	9	0
MYI	01/2021	NOK	2,440		$276	0	(9)
RBC	03/2021	TWD	6,594		235	0	(3)
SCX	01/2021	EUR	101,212		121,211	0	(2,435)
	01/2021		$1,548	GBP	1,146	19	0
	01/2021		3,443	ZAR	50,589	0	(9)
	02/2021	EUR	101,212		$123,921	192	0
	02/2021	ILS	1,105		322	0	(22)
SSB	03/2021	KRW	167,692		151	0	(3)
TOR	01/2021	CAD	19,789		15,275	0	(272)
	01/2021	JPY	27,847		267	0	(3)
	01/2021		$15,533	CAD	19,789	14	0
	02/2021	CAD	19,789		$15,535	0	(14)
UAG	02/2021	DKK	2,345		375	0	(10)
	02/2021		$4,698	RUB	357,617	115	0
Total Forward Foreign Currency Contracts						$2,256	$(12,341)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.306%	10/29/2021	750	$55	$35
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.306	10/29/2021	750	55	63
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	10/25/2021	3,600	258	191
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	10/25/2021	3,600	258	267
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.365	10/22/2021	4,400	314	230
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	10/22/2021	4,400	314	329
Total Purchased Options							$1,254	$1,115
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000%	01/20/2021	18,700	$(52)	$(3)
BRC	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	14,800	(34)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	6,800	(11)	(5)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	01/20/2021	7,100	(5)	0
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	5,100	(4)	0
MYC	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	300	0	0
							$(106)	$(10)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.013%	01/25/2021	31,000	$(187)	$(249)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.016	01/25/2021	31,000	(188)	(116)
							$(375)	$(365)
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051			$101.563	01/07/2021	4,300	$(15)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051			101.672	01/07/2021	7,000	(24)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021	8,100	(25)	(8)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051			102.906	03/11/2021	4,100	(14)	(28)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051			103.367	01/14/2021	9,000	(39)	(1)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051			103.594	01/14/2021	10,200	(39)	(1)
	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051			103.773	02/11/2021	5,700	(9)	(5)
	Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051			103.578	03/11/2021	2,400	(6)	(11)
	Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051			104.000	03/11/2021	3,500	(6)	(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			99.688	02/04/2021	7,900	(47)	(39)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			102.188	02/04/2021	13,000	(33)	(28)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			102.266	02/04/2021	9,600	(23)	(22)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021	14,000	(41)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			104.141	03/04/2021	14,000	(18)	(19)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.406	02/04/2021	8,100	(25)	(32)
							$(364)	$(225)
Total Written Options							$(845)	$(600)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.136%	$500	$(16)	$18	$2	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.142	4,700	(184)	225	41	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	1,100	(35)	40	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.183	700	(27)	33	6	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	4,600	(148)	169	21	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.142	2,100	(81)	100	19	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	100	(2)	1	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	400	(4)	10	6	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	1,100	4	12	16	0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.554	2,300	(7)	43	36	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	200	(3)	2	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	2,700	(83)	95	12	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	1,900	(28)	61	33	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.542	17,400	(770)	455	0	(315)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	2.676	400	(49)	27	0	(22)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.885	200	(7)	8	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	1,100	(32)	31	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	200	(6)	7	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.183	700	(34)	40	6	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	1,250	(40)	46	6	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329	200	(10)	8	0	(2)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.406	11,400	81	173	254	0
							$(1,481)	$1,604	$465	$(342)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$900	$(26)	$38	$12	$0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	18,100	(628)	864	236	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	12,100	(424)	581	157	0
							$(1,078)	$1,483	$405	$0
Total Swap Agreements							$(2,559)	$3,087	$870	$(342)
(q)

Securities with an aggregate market value of $10,925 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$38,039	$0	$38,039
Corporate Bonds & Notes
Banking & Finance	0	506,474	0	506,474
Industrials	0	261,057	0	261,057
Utilities	0	84,528	0	84,528
Convertible Bonds & Notes
Industrials	0	16,802	0	16,802
Municipal Bonds & Notes
California	0	3,030	0	3,030
Illinois	0	1,606	0	1,606
Puerto Rico	0	620	0	620
Washington	0	28,759	0	28,759
West Virginia	0	6,539	0	6,539
U.S. Government Agencies	0	1,300,405	0	1,300,405
U.S. Treasury Obligations	0	814,220	0	814,220
Non-Agency Mortgage-Backed Securities	0	322,270	0	322,270
Asset-Backed Securities	0	620,038	260	620,298
Sovereign Issues	0	304,204	0	304,204
Convertible Preferred Securities
Banking & Finance	5,313	0	0	5,313
Preferred Securities
Banking & Finance	0	22,066	0	22,066
Utilities	0	4,682	10,742	15,424
Short-Term Instruments
Repurchase Agreements	0	6,298	0	6,298
Short-Term Notes	0	7,564	0	7,564
Argentina Treasury Bills	0	2,644	0	2,644
Municipal Bonds & Notes	0	930	0	930
	$5,313	$4,352,775	$11,002	$4,369,090
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$430,869	$0	$0	$430,869
Total Investments	$436,182	$4,352,775	$11,002	$4,799,959
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	73	250	0	323
Over the counter	0	4,241	0	4,241
	$73	$4,491	$0	$4,564
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(795)	(1,630)	0	(2,425)
Over the counter	0	(13,283)	0	(13,283)
	$(795)	$(14,913)	$0	$(15,708)
Total Financial Derivative Instruments	$(722)	$(10,422)	$0	$(11,144)
Totals	$435,460	$4,342,353	$11,002	$4,788,815

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Emerging Markets Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
ANGOLA 1.2%
SOVEREIGN ISSUES 1.2%
Angolan Government International Bond
8.000% due 11/26/2029		$11,400	$10,745
8.250% due 05/09/2028		5,700	5,483
9.125% due 11/26/2049		3,600	3,335
9.500% due 11/12/2025		13,400	13,957
Total Angola (Cost $30,430)			33,520
ARGENTINA 2.2%
SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$18,638	7,623
0.125% due 07/09/2035 þ		49,947	18,405
0.125% due 01/09/2038 þ		8,793	3,630
0.125% due 07/09/2041 þ		60,613	23,078
0.125% due 07/09/2046 þ		1,334	492
1.000% due 07/09/2029		3,079	1,351
Provincia de Buenos Aires
9.950% due 06/09/2021 ^(b)		1,200	498
10.875% due 01/26/2021 ^(b)		333	142
Provincia de Cordoba 7.125% due 06/10/2021		250	169
Provincia de Entre Rios 8.750% due 02/08/2025 ^(b)		2,450	1,409
Provincia de la Rioja 9.750% due 02/24/2025 ^(b)		4,750	2,518
Provincia de Neuquen 2.500% due 04/27/2030 ^þ(b)		1,384	889
Total Argentina (Cost $72,958)			60,204
ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia International Bond 3.950% due 09/26/2029		$2,400	2,433
Total Armenia (Cost $2,357)			2,433
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,500	1,791
Total Austria (Cost $1,608)			1,791
AZERBAIJAN 1.0%
CORPORATE BONDS & NOTES 0.8%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$18,200	22,079
SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		1,700	1,804

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.750% due 03/18/2024		3,400	3,735
			5,539
Total Azerbaijan (Cost $23,884)			27,618
BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond 6.000% due 11/21/2028		$6,150	5,935
Total Bahamas (Cost $6,182)			5,935
BAHRAIN 0.4%
SOVEREIGN ISSUES 0.4%
Bahrain Government International Bond
5.625% due 09/30/2031		$3,800	4,034
6.125% due 07/05/2022		5,222	5,479
Total Bahrain (Cost $9,389)			9,513
BELARUS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Belarus International Bond
6.200% due 02/28/2030		$700	711
7.625% due 06/29/2027		400	442
Republic of Belarus Ministry of Finance
5.875% due 02/24/2026		600	617
6.378% due 02/24/2031		1,000	1,019
Total Belarus (Cost $2,636)			2,789
BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$3,800	4,248
Total Bermuda (Cost $3,800)			4,248
BRAZIL 3.9%
CORPORATE BONDS & NOTES 2.2%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$4,800	5,136
Banco Votorantim S.A.
4.000% due 09/24/2022		2,600	2,701
4.500% due 09/24/2024		600	635
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		20,240	22,036
BRF S.A. 5.750% due 09/21/2050		6,900	7,689
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		1,800	1,913
CSN Resources S.A.
7.625% due 02/13/2023		300	312
7.625% due 04/17/2026		600	646
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		500	535
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (e)(f)		9,803	64
Petrobras Global Finance BV
6.850% due 06/05/2115		2,300	2,872
7.250% due 03/17/2044		1,500	1,939
Rede D'or Finance SARL 4.500% due 01/22/2030		1,500	1,567
Vale Overseas Ltd.
6.250% due 08/10/2026		2,600	3,228
6.875% due 11/21/2036		2,580	3,788
6.875% due 11/10/2039		2,250	3,355
Vale S.A. 3.750% due 01/10/2023	EUR	900	1,174
			59,590
SOVEREIGN ISSUES 1.7%
Brazil Government International Bond
2.875% due 06/06/2025		$8,700	9,070
3.875% due 06/12/2030		4,300	4,544
4.625% due 01/13/2028		400	449

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.750% due 01/14/2050		15,174	16,276
5.000% due 01/27/2045		1,875	2,089
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (e)	BRL	67,600	12,952
			45,380
Total Brazil (Cost $93,324)			104,970
CAYMAN ISLANDS 1.5%
ASSET-BACKED SECURITIES 0.0%
Garanti Diversified Payment Rights Finance Co. 3.402% due 10/09/2021 «•		$1,033	1,032
CORPORATE BONDS & NOTES 1.5%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		4,970	3,829
Interoceanica Finance Ltd. 0.000% due 05/15/2030 (e)		6,100	5,396
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024		5,000	4,859
11.250% due 04/09/2022		600	628
11.500% due 01/30/2023		200	210
11.950% due 11/12/2023		3,000	3,187
Lima Metro Line Finance Ltd.
4.350% due 04/05/2036		4,300	4,777
5.875% due 07/05/2034		999	1,209
Meituan 3.050% due 10/28/2030		4,200	4,371
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		1,867	1,792
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		9,252	2,429
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		2,345	2,222
Samba Funding Ltd. 2.750% due 10/02/2024		300	313
Sunac China Holdings Ltd.
7.250% due 06/14/2022		200	207
7.950% due 10/11/2023		300	319
Tencent Holdings Ltd.
3.240% due 06/03/2050		1,400	1,452
3.290% due 06/03/2060		1,500	1,559
3.975% due 04/11/2029		600	684
			39,443
Total Cayman Islands (Cost $40,484)			40,475
CHILE 3.0%
CORPORATE BONDS & NOTES 2.6%
Banco del Estado de Chile 2.704% due 01/09/2025		$1,600	1,693
Banco Santander Chile 2.700% due 01/10/2025		2,350	2,491
Celulosa Arauco y Constitucion S.A. 4.500% due 08/01/2024		200	221
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030		2,200	2,403
3.625% due 08/01/2027		900	1,006
3.700% due 01/30/2050		2,000	2,203
4.250% due 07/17/2042		9,600	11,259
4.375% due 02/05/2049		453	553
4.500% due 08/01/2047		700	862
4.875% due 11/04/2044		4,620	5,904
Embotelladora Andina S.A. 3.950% due 01/21/2050		1,650	1,856
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050		600	586
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		1,100	1,237
4.700% due 05/07/2050		3,100	3,906
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024		15,350	16,597
GNL Quintero S.A. 4.634% due 07/31/2029		6,400	7,139
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		8,960	8,378

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Sociedad Quimica y Minera de Chile S.A. 4.250% due 05/07/2029		200	231
			68,525
SOVEREIGN ISSUES 0.4%
Chile Government International Bond
2.450% due 01/31/2031		8,300	8,902
3.240% due 02/06/2028		200	227
3.625% due 10/30/2042		1,000	1,174
			10,303
Total Chile (Cost $71,650)			78,828
CHINA 1.6%
CORPORATE BONDS & NOTES 1.6%
Contemporary Ruiding Development Ltd. 1.875% due 09/17/2025		$200	202
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027		1,500	1,654
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025		6,600	6,805
2.700% due 05/13/2030		7,200	7,483
3.250% due 09/13/2027		1,200	1,291
3.680% due 08/08/2049		3,100	3,505
3.680% due 08/08/2049 (i)		2,700	3,053
4.125% due 09/12/2025 (i)		2,300	2,576
4.375% due 10/17/2023		2,000	2,181
4.875% due 05/17/2042		5,710	7,402
SPIC MTN Co. Ltd. 1.625% due 07/27/2025		600	604
State Grid Overseas Investment Ltd. 4.125% due 05/07/2024		400	439
Three Gorges Finance Cayman Islands Ltd. 3.150% due 06/02/2026		2,100	2,263
Yango Justice International Ltd. 7.500% due 04/15/2024		2,700	2,788
Total China (Cost $39,220)			42,246
COLOMBIA 1.4%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
5.875% due 05/28/2045		$3,400	4,122
7.375% due 09/18/2043		5,200	7,137
			11,259
SOVEREIGN ISSUES 1.0%
Colombia Government International Bond
4.125% due 05/15/2051		400	446
5.000% due 06/15/2045		9,300	11,381
5.200% due 05/15/2049		1,200	1,527
5.625% due 02/26/2044		200	260
6.125% due 01/18/2041		4,100	5,514
7.375% due 09/18/2037		5,225	7,648
			26,776
Total Colombia (Cost $30,036)			38,035
COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
5.625% due 04/30/2043		$7,900	6,676
6.125% due 02/19/2031		1,000	936
7.158% due 03/12/2045		200	186
Total Costa Rica (Cost $8,239)			7,798
CROATIA 0.0%
SOVEREIGN ISSUES 0.0%
Croatia Government International Bond 1.500% due 06/17/2031	EUR	500	670

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Croatia (Cost $555)			670
DOMINICAN REPUBLIC 2.7%
SOVEREIGN ISSUES 2.7%
Dominican Republic International Bond
4.875% due 09/23/2032		$12,800	14,192
5.500% due 01/27/2025		4,800	5,418
5.875% due 01/30/2060		10,300	11,381
5.950% due 01/25/2027		12,000	14,145
6.000% due 07/19/2028		5,050	6,054
6.400% due 06/05/2049		4,450	5,240
6.500% due 02/15/2048		1,706	2,021
6.850% due 01/27/2045		300	367
6.875% due 01/29/2026		2,700	3,264
9.750% due 06/05/2026	DOP	137,400	2,546
10.375% due 03/04/2022		14,400	259
10.500% due 04/07/2023		67,000	1,235
10.750% due 08/11/2028		214,900	4,272
10.875% due 01/14/2026		33,400	648
11.500% due 05/10/2024		7,900	152
16.950% due 02/04/2022		112,900	2,161
Total Dominican Republic (Cost $64,685)			73,355
ECUADOR 0.9%
CORPORATE BONDS & NOTES 0.0%
Petroamazonas EP 4.625% due 12/06/2021		$1,053	995
SOVEREIGN ISSUES 0.9%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		1,749	835
0.500% due 07/31/2030 þ		7,774	5,034
0.500% due 07/31/2035 þ		23,014	12,571
0.500% due 07/31/2040 þ		11,415	5,808
			24,248
Total Ecuador (Cost $28,407)			25,243
EGYPT 3.0%
SOVEREIGN ISSUES 3.0%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	5,100	6,502
4.750% due 04/16/2026		4,500	5,730
5.250% due 10/06/2025		$2,500	2,662
5.577% due 02/21/2023		2,800	2,963
6.125% due 01/31/2022		19,900	20,809
6.375% due 04/11/2031	EUR	4,600	6,060
7.053% due 01/15/2032		$8,800	9,609
7.500% due 01/31/2027		1,500	1,739
7.600% due 03/01/2029		1,200	1,383
7.625% due 05/29/2032		800	908
7.903% due 02/21/2048		4,300	4,688
8.500% due 01/31/2047		7,500	8,525
8.700% due 03/01/2049		1,100	1,275
14.313% due 10/13/2023	EGP	17,000	1,099
14.369% due 10/20/2025		65,100	4,183
14.605% due 09/08/2025		27,200	1,765
Total Egypt (Cost $72,924)			79,900
EL SALVADOR 0.3%
SOVEREIGN ISSUES 0.3%
El Salvador Government International Bond
7.125% due 01/20/2050		$4,100	3,680
7.625% due 09/21/2034		3,070	2,840
7.750% due 01/24/2023		500	496
8.250% due 04/10/2032		1,510	1,487
9.500% due 07/15/2052		550	558

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total El Salvador (Cost $9,966)			9,061
ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond 6.625% due 12/11/2024		$1,800	1,836
Total Ethiopia (Cost $1,801)			1,836
GABON 0.0%
SOVEREIGN ISSUES 0.0%
Gabon Government International Bond 6.375% due 12/12/2024		$693	723
Total Gabon (Cost $680)			723
GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.411% (US0003M + 1.190%) due 11/16/2022 ~		$2,200	2,205
3.700% due 05/30/2024		3,500	3,769
3.950% due 02/27/2023		5,600	5,953
Total Germany (Cost $10,841)			11,927
GHANA 1.3%
SOVEREIGN ISSUES 1.3%
Ghana Government International Bond
6.375% due 02/11/2027		$2,500	2,604
7.625% due 05/16/2029		4,950	5,277
7.875% due 03/26/2027		3,300	3,639
8.125% due 03/26/2032		8,800	9,344
8.750% due 03/11/2061		9,400	9,704
8.950% due 03/26/2051		3,100	3,243
Total Ghana (Cost $31,348)			33,811
GUATEMALA 1.1%
SOVEREIGN ISSUES 1.1%
Guatemala Government International Bond
4.375% due 06/05/2027		$500	557
4.500% due 05/03/2026		400	446
4.875% due 02/13/2028		1,900	2,192
4.900% due 06/01/2030		3,000	3,513
5.375% due 04/24/2032		800	979
5.750% due 06/06/2022		9,400	9,999
6.125% due 06/01/2050		8,700	11,549
Total Guatemala (Cost $25,043)			29,235
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.200% due 09/16/2040		$400	420
Lenovo Group Ltd. 3.421% due 11/02/2030		2,300	2,419
Total Hong Kong (Cost $2,699)			2,839
HUNGARY 0.4%
SOVEREIGN ISSUES 0.4%
Hungary Government International Bond
1.750% due 06/05/2035	EUR	1,500	2,035
5.375% due 02/21/2023		$1,300	1,429
5.375% due 03/25/2024		4,080	4,661
5.750% due 11/22/2023		400	457
7.625% due 03/29/2041		600	1,066

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Hungary (Cost $9,276)			9,648
INDIA 1.0%
CORPORATE BONDS & NOTES 0.6%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,300	3,508
Adani Transmission Ltd. 4.250% due 05/21/2036		1,544	1,640
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,700	1,814
3.950% due 02/13/2050		1,100	1,114
Muthoot Finance Ltd. 4.400% due 09/02/2023		2,800	2,858
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		5,400	5,562
			16,496
SOVEREIGN ISSUES 0.4%
Export-Import Bank of India 3.375% due 08/05/2026		9,800	10,624
Total India (Cost $25,698)			27,120
INDONESIA 6.0%
CORPORATE BONDS & NOTES 2.8%
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		$7,900	9,515
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		3,000	3,200
Pelabuhan Indonesia PT
4.250% due 05/05/2025		5,900	6,460
5.375% due 05/05/2045		2,000	2,420
Pertamina Persero PT
4.175% due 01/21/2050		2,800	3,036
5.625% due 05/20/2043		1,000	1,240
6.000% due 05/03/2042		16,858	21,706
6.450% due 05/30/2044		5,400	7,371
6.500% due 11/07/2048		700	987
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		6,800	6,993
4.125% due 05/15/2027 (i)		1,000	1,109
4.375% due 02/05/2050		3,000	3,247
5.250% due 10/24/2042		1,800	2,130
5.375% due 01/25/2029		4,300	5,186
5.450% due 05/21/2028		250	300
			74,900
SOVEREIGN ISSUES 3.2%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	1,700	2,205
3.750% due 04/25/2022		$200	209
4.200% due 10/15/2050		1,000	1,198
4.450% due 02/11/2024 (i)		3,600	3,997
4.450% due 04/15/2070		5,100	6,277
4.625% due 04/15/2043		400	484
4.875% due 05/05/2021		1,500	1,522
5.125% due 01/15/2045		5,000	6,471
5.250% due 01/08/2047		2,000	2,667
5.375% due 10/17/2023		1,000	1,132
6.625% due 02/17/2037		5,040	7,192
6.750% due 01/15/2044 (i)		14,400	22,212
7.750% due 01/17/2038		6,225	9,806
8.500% due 10/12/2035		2,090	3,424
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		2,300	2,444
3.800% due 06/23/2050		300	332
4.400% due 03/01/2028		1,700	1,995
4.450% due 02/20/2029 (i)		6,400	7,574
4.550% due 03/29/2026		5,000	5,797
			86,938
Total Indonesia (Cost $132,369)			161,838
IRELAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,875

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$7,000	7,493
6.800% due 11/22/2025		4,000	4,814
Total Ireland (Cost $12,862)			14,182
ISRAEL 1.1%
CORPORATE BONDS & NOTES 0.6%
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		$5,600	6,482
Leviathan Bond Ltd.
6.125% due 06/30/2025		3,800	4,190
6.500% due 06/30/2027		4,600	5,198
			15,870
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
2.750% due 07/03/2030		2,000	2,209
3.375% due 01/15/2050 (i)		10,200	11,316
3.800% due 05/13/2060		900	1,071
			14,596
Total Israel (Cost $27,192)			30,466
IVORY COAST 1.2%
SOVEREIGN ISSUES 1.2%
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,800	6,035
5.250% due 03/22/2030		14,950	19,636
5.750% due 12/31/2032 þ		$5,868	5,937
5.875% due 10/17/2031	EUR	800	1,082
Total Ivory Coast (Cost $29,144)			32,690
JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,700	1,752
Total Jamaica (Cost $1,700)			1,752
JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
ARTS Ltd. 1.997% due 09/15/2021 «•		$785	778
Total Jersey, Channel Islands (Cost $782)			778
JORDAN 0.7%
SOVEREIGN ISSUES 0.7%
Jordan Government International Bond
5.750% due 01/31/2027		$2,900	3,205
5.850% due 07/07/2030		10,700	11,832
6.125% due 01/29/2026		1,900	2,119
7.375% due 10/10/2047		800	935
Total Jordan (Cost $16,257)			18,091
KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 0.5%
Development Bank of Kazakhstan JSC 4.125% due 12/10/2022		$500	526
KazMunayGas National Co. JSC
4.750% due 04/19/2027		4,200	4,883
5.375% due 04/24/2030		385	476
5.750% due 04/19/2047		300	403
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		5,800	6,154

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 08/15/2026		500	557
			12,999
SOVEREIGN ISSUES 0.5%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	2,100	2,949
4.875% due 10/14/2044		$5,900	8,018
6.500% due 07/21/2045		1,600	2,588
			13,555
Total Kazakhstan (Cost $21,342)			26,554
KENYA 0.3%
SOVEREIGN ISSUES 0.3%
Kenya Government International Bond
8.000% due 05/22/2032		$6,300	7,356
8.250% due 02/28/2048		1,800	2,067
Total Kenya (Cost $9,450)			9,423
KUWAIT 0.1%
SOVEREIGN ISSUES 0.1%
Kuwait International Government Bond 3.500% due 03/20/2027		$1,200	1,367
Total Kuwait (Cost $1,346)			1,367
LUXEMBOURG 1.8%
CORPORATE BONDS & NOTES 1.8%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(a)(b)		$6,466	1,661
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		4,320	4,535
6.000% due 11/27/2023		7,700	8,617
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		2,300	2,429
4.950% due 02/06/2028		5,000	5,733
5.150% due 02/11/2026		9,300	10,622
6.510% due 03/07/2022		5,713	6,072
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		3,300	3,481
5.250% due 05/23/2023 (g)		400	428
5.717% due 06/16/2021		200	205
6.125% due 02/07/2022		800	843
Unigel Luxembourg S.A. 8.750% due 10/01/2026		4,500	4,860
Total Luxembourg (Cost $48,068)			49,486
MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Petronas Capital Ltd.
4.550% due 04/21/2050		$6,500	8,717
4.800% due 04/21/2060		4,800	6,961
Total Malaysia (Cost $11,457)			15,678
MARSHALL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Nakilat, Inc. 6.267% due 12/31/2033		$369	465
Total Marshall Islands (Cost $438)			465
MAURITIUS 0.1%
CORPORATE BONDS & NOTES 0.1%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$2,400	2,604

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Mauritius (Cost $2,399)			2,604
		SHARES
MEXICO 8.2%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		4,673	2
			2
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.4%
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(f)(g)		$1,100	1,244
BBVA Bancomer S.A. 6.750% due 09/30/2022		1,000	1,082
Cibanco S.A. Ibm 4.962% due 07/18/2029		2,500	2,844
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050		1,100	1,277
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		6,000	6,954
Petroleos Mexicanos
3.750% due 02/21/2024	EUR	500	621
4.875% due 01/24/2022		$200	206
5.350% due 02/12/2028 (i)		10,500	10,374
5.950% due 01/28/2031		11,900	11,891
6.350% due 02/12/2048		25,212	22,899
6.490% due 01/23/2027		11,762	12,438
6.500% due 03/13/2027		2,100	2,215
6.625% due 06/15/2035		1,225	1,215
6.750% due 09/21/2047		6,940	6,517
6.840% due 01/23/2030		4,358	4,570
6.950% due 01/28/2060		34,720	32,666
7.690% due 01/23/2050		20,261	20,464
Trust Fibra Uno
6.390% due 01/15/2050		3,400	3,989
6.950% due 01/30/2044		200	246
			143,712
SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
3.750% due 01/11/2028		275	310
3.771% due 05/24/2061		15,000	15,660
4.000% due 03/15/2115	EUR	2,000	2,827
4.500% due 04/22/2029		$4,300	5,056
4.750% due 04/27/2032		9,600	11,578
5.000% due 04/27/2051		4,800	5,993
5.750% due 10/12/2110		24,450	32,623
			74,047
Total Mexico (Cost $212,091)			217,761
MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$9,230	9,623
5.625% due 05/01/2023		1,400	1,480
Total Mongolia (Cost $10,492)			11,103
MOROCCO 0.4%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024		$3,000	3,326
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
4.000% due 12/15/2050 (i)		6,000	6,205

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.250% due 12/11/2022		1,700	1,790
			7,995
Total Morocco (Cost $10,876)			11,321
NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$2,300	2,479
Total Namibia (Cost $2,250)			2,479
NETHERLANDS 1.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 •	EUR	164	200
CORPORATE BONDS & NOTES 1.0%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	439
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		5,300	7,844
Metinvest BV
7.750% due 04/23/2023		200	214
7.750% due 10/17/2029		7,150	7,855
8.500% due 04/23/2026		3,300	3,721
Prosus NV
1.539% due 08/03/2028	EUR	1,600	2,019
2.031% due 08/03/2032		800	1,019
3.680% due 01/21/2030		$2,500	2,725
4.027% due 08/03/2050		1,500	1,576
			27,412
Total Netherlands (Cost $25,014)			27,612
NIGERIA 2.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Limited 6.220% due 12/14/2023 «		$12,700	12,523
SOVEREIGN ISSUES 2.2%
Nigeria Government International Bond
5.625% due 06/27/2022		2,344	2,430
6.375% due 07/12/2023		10,100	10,956
6.500% due 11/28/2027		4,500	4,860
6.500% due 11/28/2027 (i)		8,600	9,288
7.143% due 02/23/2030		9,500	10,273
7.625% due 11/21/2025		4,300	4,954
7.875% due 02/16/2032		7,600	8,380
8.747% due 01/21/2031		7,200	8,369
			59,510
Total Nigeria (Cost $66,570)			72,033
OMAN 1.3%
SOVEREIGN ISSUES 1.3%
Oman Government International Bond
3.625% due 06/15/2021		$1,100	1,103
4.875% due 02/01/2025		200	205
5.625% due 01/17/2028		1,500	1,534
6.000% due 08/01/2029		26,600	27,522
6.500% due 03/08/2047		1,900	1,871
6.750% due 10/28/2027		2,300	2,497
6.750% due 01/17/2048		1,200	1,192
Total Oman (Cost $33,901)			35,924
PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021		$4,200	4,263

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.625% due 12/05/2022		1,100	1,130
			5,393
SOVEREIGN ISSUES 0.1%
Pakistan Government International Bond 6.875% due 12/05/2027		2,500	2,619
Total Pakistan (Cost $7,764)			8,012
PANAMA 1.5%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		$4,856	5,818
Banco Nacional de Panama 2.500% due 08/11/2030		1,800	1,804
ENA Norte Trust 4.950% due 04/25/2028		1,061	1,093
			8,715
SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053		1,700	2,168
4.500% due 05/15/2047		3,000	3,868
4.500% due 04/01/2056		7,800	10,082
6.700% due 01/26/2036		6,500	9,680
8.125% due 04/28/2034		2,860	4,204
9.375% due 01/16/2023		900	1,047
			31,049
Total Panama (Cost $33,603)			39,764
PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
4.950% due 04/28/2031		$1,500	1,821
5.400% due 03/30/2050		1,600	2,032
6.100% due 08/11/2044		5,300	7,115
Total Paraguay (Cost $8,862)			10,968
PERU 1.7%
CORPORATE BONDS & NOTES 0.4%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	4,318
Petroleos del Peru S.A. 5.625% due 06/19/2047		$4,400	5,393
			9,711
SOVEREIGN ISSUES 1.3%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		8,700	9,134
Peru Government International Bond
2.392% due 01/23/2026		3,300	3,526
2.780% due 12/01/2060		800	809
2.783% due 01/23/2031		1,700	1,869
2.844% due 06/20/2030		1,400	1,555
3.230% due 07/28/2121		2,500	2,500
5.350% due 08/12/2040	PEN	29,500	8,482
6.350% due 08/12/2028		14,700	5,162
8.750% due 11/21/2033		$600	1,027
			34,064
Total Peru (Cost $41,686)			43,775
PHILIPPINES 1.1%
CORPORATE BONDS & NOTES 0.2%
PLDT, Inc. 3.450% due 06/23/2050		$5,800	6,239
SOVEREIGN ISSUES 0.9%
Philippines Government International Bond
2.650% due 12/10/2045		4,600	4,670
2.950% due 05/05/2045		4,800	5,079
3.700% due 03/01/2041		8,300	9,620

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

3.700% due 02/02/2042		3,000	3,488
			22,857
Total Philippines (Cost $28,441)			29,096
QATAR 3.1%
SOVEREIGN ISSUES 3.1%
Qatar Government International Bond
3.250% due 06/02/2026		$1,700	1,894
3.375% due 03/14/2024		6,200	6,724
3.750% due 04/16/2030 (i)		11,400	13,439
3.750% due 04/16/2030		1,200	1,414
3.875% due 04/23/2023		2,000	2,152
4.000% due 03/14/2029 (i)		14,400	17,100
4.400% due 04/16/2050		5,700	7,444
4.500% due 04/23/2028		1,300	1,577
4.625% due 06/02/2046		4,100	5,453
4.817% due 03/14/2049 (i)		13,350	18,252
4.817% due 03/14/2049		1,730	2,365
5.103% due 04/23/2048		4,100	5,776
Total Qatar (Cost $71,961)			83,590
ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romanian Government International Bond
2.000% due 12/08/2026	EUR	4,500	5,886
2.124% due 07/16/2031		10,950	14,222
2.875% due 05/26/2028		100	137
3.000% due 02/14/2031 (i)		$2,900	3,118
3.375% due 01/28/2050	EUR	3,700	5,215
3.500% due 04/03/2034		400	583
3.624% due 05/26/2030		400	583
4.000% due 02/14/2051		$4,400	4,800
4.625% due 04/03/2049	EUR	1,000	1,652
Total Romania (Cost $32,029)			36,196
RUSSIA 3.1%
CORPORATE BONDS & NOTES 0.2%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$4,000	4,280
SOVEREIGN ISSUES 2.9%
Russia Government International Bond
2.875% due 12/04/2025	EUR	1,800	2,431
4.250% due 06/23/2027		$2,400	2,744
4.375% due 03/21/2029		1,200	1,402
4.750% due 05/27/2026		7,600	8,792
5.100% due 03/28/2035		11,400	14,443
5.250% due 06/23/2047		2,400	3,330
5.625% due 04/04/2042		5,000	6,966
5.875% due 09/16/2043		800	1,157
6.000% due 10/06/2027	RUB	697,800	9,625
7.250% due 05/10/2034		690,400	10,161
7.650% due 04/10/2030		904,600	13,811
7.700% due 03/23/2033		32,100	489
12.750% due 06/24/2028		$1,525	2,613
			77,964
Total Russia (Cost $79,178)			82,244
SAUDI ARABIA 2.8%
CORPORATE BONDS & NOTES 0.8%
Saudi Arabian Oil Co.
2.875% due 04/16/2024		$300	319
3.500% due 11/24/2070 (i)		21,000	21,261
			21,580
SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
2.875% due 03/04/2023		200	210
3.250% due 10/26/2026		300	333
3.625% due 03/04/2028		13,200	14,816
3.750% due 01/21/2055		14,700	16,096
4.500% due 10/26/2046 (i)		16,500	20,067

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.625% due 10/04/2047		1,400	1,736
5.000% due 04/17/2049		200	263
			53,521
Total Saudi Arabia (Cost $71,472)			75,101
SENEGAL 0.4%
SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	1,800	2,352
6.250% due 05/23/2033		$2,300	2,589
6.750% due 03/13/2048		1,600	1,765
8.750% due 05/13/2021		4,800	4,932
Total Senegal (Cost $10,945)			11,638
SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	7,100	8,998
2.125% due 12/01/2030 (i)		$3,900	3,865
3.125% due 05/15/2027	EUR	3,800	5,234
Total Serbia (Cost $15,667)			18,097
SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Medco Bell Pte Ltd. 6.375% due 01/30/2027		$2,900	2,974
Total Singapore (Cost $2,864)			2,974
SOUTH AFRICA 5.8%
CORPORATE BONDS & NOTES 1.4%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$2,000	2,153
6.500% due 04/15/2040		1,300	1,636
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		5,950	5,940
6.350% due 08/10/2028		12,000	13,276
6.750% due 08/06/2023		9,100	9,306
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,929
Prosus NV 5.500% due 07/21/2025		300	346
Transnet SOC Ltd. 4.000% due 07/26/2022		500	507
			37,093
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Eskom Holdings SOC Ltd. 3.215% (LIBOR03M + 2.900%) due 07/07/2021 «~		26,300	26,300
SOVEREIGN ISSUES 3.4%
South Africa Government International Bond
4.300% due 10/12/2028		200	209
4.850% due 09/27/2027		500	542
4.850% due 09/30/2029		3,300	3,513
4.875% due 04/14/2026		2,000	2,192
5.375% due 07/24/2044		200	196
5.650% due 09/27/2047		2,400	2,402
5.750% due 09/30/2049		18,600	18,699
5.875% due 05/30/2022		9,400	10,068
5.875% due 06/22/2030		15,000	17,032
10.500% due 12/21/2026	ZAR	454,400	36,688
			91,541
Total South Africa (Cost $147,423)			154,934
SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	200	253

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Spain (Cost $232)			253
SRI LANKA 0.8%
SOVEREIGN ISSUES 0.8%
Sri Lanka Government International Bond
5.750% due 04/18/2023		$5,400	3,480
5.875% due 07/25/2022		2,500	1,742
6.125% due 06/03/2025		5,600	3,376
6.200% due 05/11/2027		700	402
6.250% due 07/27/2021		1,800	1,567
6.825% due 07/18/2026		500	290
6.850% due 11/03/2025		4,100	2,493
7.550% due 03/28/2030		10,900	6,293
7.850% due 03/14/2029		2,600	1,510
Total Sri Lanka (Cost $26,716)			21,153
SUPRANATIONAL 0.0%
SOVEREIGN ISSUES 0.0%
Ghana Government International Bond 10.750% due 10/14/2030		$395	530
Total Supranational (Cost $480)			530
TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.461% (LIBOR03M + 5.200%) due 06/23/2022 «~		$2,743	2,727
Total Tanzania (Cost $2,737)			2,727
THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		$400	419
Thaioil Treasury Center Co. Ltd.
3.500% due 10/17/2049		1,000	965
5.375% due 11/20/2048		2,000	2,536
Total Thailand (Cost $3,452)			3,920
TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$636	649
Total Trinidad and Tobago (Cost $633)			649
TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie International Bond 3.280% due 08/09/2027	JPY	200,000	1,356
Total Tunisia (Cost $1,804)			1,356
TURKEY 4.3%
CORPORATE BONDS & NOTES 0.2%
Hazine Mustesarligi Varlik Kiralama A/S 5.004% due 04/06/2023		$1,200	1,224
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,925	1,601
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		1,400	1,434
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		1,800	1,842
			6,101
SOVEREIGN ISSUES 4.1%
Turkey Government International Bond
4.875% due 04/16/2043		5,700	5,006
5.125% due 02/17/2028		5,200	5,278
5.250% due 03/13/2030		4,100	4,123

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.750% due 05/11/2047		37,300	35,621
5.950% due 01/15/2031		2,200	2,299
6.000% due 03/25/2027		8,400	8,936
6.000% due 01/14/2041		14,580	14,426
6.125% due 10/24/2028		4,700	5,023
6.375% due 10/14/2025		5,200	5,631
6.875% due 03/17/2036		3,900	4,260
7.250% due 03/05/2038		1,000	1,130
Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		3,000	2,989
5.375% due 02/08/2021		1,500	1,507
5.375% due 10/24/2023		8,700	8,797
8.250% due 01/24/2024		4,700	5,105
			110,131
Total Turkey (Cost $110,615)			116,232
UKRAINE 2.4%
SOVEREIGN ISSUES 2.4%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$11,600	11,993
4.375% due 01/27/2030	EUR	4,600	5,386
7.750% due 09/01/2021		$10,050	10,431
7.750% due 09/01/2022		21,600	23,150
7.750% due 09/01/2023		5,200	5,728
7.750% due 09/01/2024		6,200	6,908
Total Ukraine (Cost $56,422)			63,596
UKRAINIAN SSR 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ukraine 5.490% (LIBOR03M + 5.250%) due 06/29/2021 «~		$8,200	8,196
Total Ukrainian SSR (Cost $8,200)			8,196
UNITED ARAB EMIRATES 4.1%
CORPORATE BONDS & NOTES 0.7%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,700	3,119
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		6,200	6,386
DP World PLC
4.700% due 09/30/2049		500	579
5.625% due 09/25/2048		2,550	3,259
6.850% due 07/02/2037		4,300	5,912
			19,255
SOVEREIGN ISSUES 3.4%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		10,500	10,518
2.500% due 04/16/2025		8,600	9,203
2.700% due 09/02/2070		5,400	5,052
3.125% due 05/03/2026		2,000	2,223
3.125% due 04/16/2030 (i)		27,600	31,223
3.125% due 04/16/2030		4,300	4,864
3.125% due 09/30/2049		5,900	6,336
3.875% due 04/16/2050 (i)		15,900	19,430
3.875% due 04/16/2050		1,900	2,322
4.125% due 10/11/2047		300	378
			91,549
Total United Arab Emirates (Cost $104,500)			110,804
UNITED KINGDOM 1.0%
CORPORATE BONDS & NOTES 1.0%
Antofagasta PLC 2.375% due 10/14/2030		$1,200	1,206
Fresnillo PLC 4.250% due 10/02/2050		6,800	7,478
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		10,000	10,360
HSBC Holdings PLC
3.803% due 03/11/2025 •		1,000	1,092
6.000% due 05/22/2027 •(f)(g)		200	218
Natwest Group PLC
3.875% due 09/12/2023		700	760

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.269% due 03/22/2025 •	300	332
4.800% due 04/05/2026	300	355
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ	1,100	1,159
Ukraine Railways Via Shortline PLC 9.875% due 09/15/2021	180	185
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025	3,200	3,360
Total United Kingdom (Cost $25,126)		26,505
UNITED STATES 4.3%
ASSET-BACKED SECURITIES 0.9%
Aames Mortgage Investment Trust 0.628% due 04/25/2036 •	$822	758
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.198% due 11/25/2034 •	193	191
Argent Securities Trust 0.298% due 07/25/2036 •	857	760
Countrywide Asset-Backed Certificates Trust
0.388% due 02/25/2037 •	4,507	4,384
1.273% due 11/25/2035 •	2,400	2,360
Credit-Based Asset Servicing & Securitization Trust 3.342% due 01/25/2037 ^þ	7,979	3,663
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 ^þ	188	87
6.672% due 06/25/2036 ^þ	287	112
GSAA Home Equity Trust 6.002% due 11/25/2036 þ	1,291	710
Home Equity Asset Trust 1.498% due 02/25/2033 •	128	128
MASTR Asset-Backed Securities Trust 0.848% due 09/25/2034 •	210	203
Morgan Stanley ABS Capital, Inc. Trust
0.913% due 01/25/2035 •	23	22
0.943% due 03/25/2034 •	3,634	3,569
Morgan Stanley Mortgage Loan Trust
0.508% due 04/25/2037 •	292	140
6.000% due 02/25/2037 ^~	85	67
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.298% due 07/25/2036 •	590	560
Option One Mortgage Loan Trust
0.368% due 04/25/2037 •	728	576
0.368% due 05/25/2037 •	294	216
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.928% due 09/25/2035 •	1,600	1,501
RAAC Trust 0.848% due 02/25/2046 •	500	492
Saxon Asset Securities Trust 0.458% due 09/25/2037 •	520	506
Soundview Home Loan Trust
0.673% due 03/25/2036 •	1,300	1,274
1.048% due 10/25/2037 •	961	839
		23,118
CORPORATE BONDS & NOTES 0.7%
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	2,100	2,146
General Electric Co. 3.450% due 05/15/2024	100	109
Rio Oil Finance Trust
8.200% due 04/06/2028	5,194	5,856
9.250% due 07/06/2024	3,585	3,980
9.750% due 01/06/2027	4,424	5,132
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (e)	3,700	2,794
		20,017
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Adjustable Rate Mortgage Trust 3.045% due 11/25/2035 ^~	102	88
Banc of America Funding Trust
2.529% due 11/20/2035 ^~	126	122
5.888% due 04/25/2037 ^þ	144	147
BCAP LLC Trust 3.257% due 05/26/2037 ~	2,934	2,871
Bear Stearns Adjustable Rate Mortgage Trust
2.838% due 01/25/2035 ~	9	9
3.199% due 02/25/2036 ^~	60	59
Citigroup Mortgage Loan Trust 2.895% due 07/25/2046 ^~	60	58

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •	106	105
CitiMortgage Alternative Loan Trust 0.798% due 10/25/2036 •	778	623
Countrywide Alternative Loan Trust
0.318% due 01/25/2037 ^•	10	13
0.498% due 05/25/2036 ^•	586	242
0.788% due 11/25/2035 •	114	100
5.750% due 03/25/2037 ^•	111	88
6.250% due 11/25/2036 ^	81	73
Countrywide Home Loan Mortgage Pass-Through Trust
2.997% due 09/25/2047 ^~	35	33
3.081% due 02/25/2047 ^~	68	63
3.220% due 03/25/2037 ^~	66	61
3.266% due 04/20/2036 ^~	23	22
Credit Suisse Mortgage Capital Certificates 0.649% due 11/30/2037 ~	700	644
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	718	624
Credit Suisse Mortgage Capital Trust 3.036% due 10/27/2059 ~	378	382
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.253% due 10/25/2035 ~	28	25
5.500% due 12/25/2035 ^	143	141
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	89	86
6.386% due 10/25/2036 ^þ	89	86
GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •	177	144
HarborView Mortgage Loan Trust 3.344% due 08/19/2036 ^~	12	12
Impac CMB Trust 0.788% due 03/25/2035 •	154	154
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 •	595	583
0.448% due 06/25/2037 ^•	129	71
3.011% due 10/25/2035 ~	94	83
3.072% due 11/25/2037 ~	965	932
3.111% due 08/25/2036 ~	165	156
3.295% due 06/25/2036 ~	102	105
JPMorgan Mortgage Trust
2.964% due 11/25/2035 ^~	50	46
3.233% due 08/25/2035 ~	81	83
3.267% due 04/25/2035 ~	18	19
JPMorgan Resecuritization Trust 2.500% due 03/25/2056	255	255
Lehman XS Trust
0.338% due 09/25/2046 •	2,435	2,391
0.398% due 08/25/2037 •	6,232	5,805
Luminent Mortgage Trust 0.508% due 12/25/2036 ^•	45	43
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•	132	7
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	1,353	1,262
6.500% due 07/25/2037 ^	412	387
Sequoia Mortgage Trust 2.345% due 01/20/2047 ^~	42	33
Structured Adjustable Rate Mortgage Loan Trust
1.757% due 10/25/2037 ^•	94	90
2.825% due 11/25/2035 ^~	50	46
3.076% due 05/25/2036 ^~	96	89
3.281% due 09/25/2036 ^~	213	185
SunTrust Adjustable Rate Mortgage Loan Trust 2.996% due 10/25/2037 ^~	675	621
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	568	28
WaMu Mortgage Pass-Through Certificates Trust
0.518% due 05/25/2034 •	97	84
2.966% due 01/25/2037 ^~	100	91
3.208% due 04/25/2037 ^~	65	60
3.324% due 12/25/2036 ^~	199	200
3.348% due 05/25/2037 ^~	128	112
3.651% due 03/25/2036 ~	1,463	1,417
Wells Fargo Mortgage-Backed Securities Trust 2.911% due 10/25/2036 ~	394	370
		22,729
U.S. GOVERNMENT AGENCIES 0.6%
Israel Government AID Bond 5.500% due 04/26/2024	100	117
Uniform Mortgage-Backed Security, TBA
2.500% due 03/01/2051	6,300	6,619

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

3.500% due 01/01/2051 - 02/01/2051		7,900	8,362
			15,098
U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes
1.375% due 04/30/2021 (k)(m)		33,500	33,637
Total United States (Cost $112,822)			114,599
URUGUAY 1.0%
SOVEREIGN ISSUES 1.0%
Uruguay Government International Bond
4.375% due 01/23/2031		$1,953	2,400
4.975% due 04/20/2055		4,900	6,817
5.100% due 06/18/2050		5,475	7,689
7.875% due 01/15/2033		6,550	10,487
Total Uruguay (Cost $20,278)			27,393
VENEZUELA 0.4%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		$51,899	2,076
5.500% due 04/12/2037 ^(b)		19,263	751
6.000% due 05/16/2024 ^(b)		2,800	112
			2,939
SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		19,240	1,866
7.650% due 04/21/2025 ^(b)		10,109	981
8.250% due 10/13/2024 ^(b)		21,739	2,109
9.000% due 05/07/2023 ^(b)		2,521	244
9.250% due 09/15/2027 ^(b)		7,540	735
9.250% due 05/07/2028 ^(b)		3,027	294
11.950% due 08/05/2031 ^(b)		6,580	638
			6,867
Total Venezuela (Cost $85,479)			9,806
VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028		$1,467	1,496
Total Vietnam (Cost $1,354)			1,496
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030		$5,300	5,370
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024		200	222
Total Virgin Islands (British) (Cost $5,516)			5,592
ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022 ^(b)		$2,350	1,235
8.500% due 04/14/2024 ^(b)		4,900	2,649
8.970% due 07/30/2027 ^(b)		2,700	1,431
Total Zambia (Cost $7,342)			5,315
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (h) 1.3%			34,145
EGYPT TREASURY BILLS 0.5%
13.271% due 02/09/2021 - 10/26/2021 (d)(e)	EGP	207,125	12,974

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $47,165)		47,119
Total Investments in Securities (Cost $2,568,887)		2,673,008
	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio III	15,224,518	150,129
Total Short-Term Instruments (Cost $149,903)		150,129
Total Investments in Affiliates (Cost $149,903)		150,129
Total Investments 105.2% (Cost $2,718,790)		$2,823,137
Financial Derivative Instruments (j)(l) (0.1)%(Cost or Premiums, net $(3,358))		(2,030)
Other Assets and Liabilities, net (5.1)%		(138,087)
Net Assets 100.0%		$2,683,020

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	0.080%	12/23/2020	01/13/2021	$29,006	U.S. Treasury Bonds 3.375% due 11/15/2048	$(11,587)	$29,006	$29,007
U.S. Treasury Notes 2.375% - 2.625% due 02/29/2024 - 02/15/2029	(17,442)
FICC	0.000	12/31/2020	01/04/2021	5,139	U.S. Treasury Bills 0.000% due 12/30/2021	(5,242)	5,139	5,139
Total Repurchase Agreements	$(34,271)	$34,145	$34,146
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.700)%	10/15/2020	TBD(3)	$(3,065)	$(3,060)
(0.500)	12/16/2020	TBD(3)	(2,013)	(2,013)
0.200	04/28/2020	TBD(3)	(1,758)	(1,760)
0.470	10/23/2020	02/25/2021	(23,067)	(23,089)
0.470	12/04/2020	02/25/2021	(6,949)	(6,952)
BRC	0.450	12/08/2020	02/08/2021	(28,584)	(28,594)
DBL	(0.550)	12/21/2020	TBD(3)	(3,711)	(3,710)
JML	0.340	12/01/2020	02/01/2021	(53,067)	(53,084)
0.400	12/21/2020	01/13/2021	(23,220)	(23,224)
0.600	10/06/2020	01/14/2021	(1,777)	(1,779)
NOM	0.400	11/20/2020	TBD(3)	(1,849)	(1,850)
0.750	08/27/2020	TBD(3)	(703)	(705)
SCX	0.550	10/22/2020	01/20/2021	(11,425)	(11,438)
Total Reverse Repurchase Agreements	$(161,258)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
United States (1.1)%

U.S. Treasury Obligations (1.1)%
U.S. Treasury Bonds	3.375%	11/15/2048	$8,238	$(11,989)	$(11,590)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,730)	(5,753)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(11,774)	(11,692)
Total Short Sales (1.1)%	$(29,493)	$(29,035)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

(i)	Securities with an aggregate market value of $176,096 and cash of $190 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(111,843) at a weighted average interest rate of 0.876%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $185 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	328	$41,382	$79	$16	$0
U.S. Treasury 10-Year Note March Futures	03/2021	1,078	148,848	(27)	118	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	255	54,458	(496)	191	0
$(444)	$325	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	561	$(121,745)	$(42)	$41	$0
U.S. Treasury 2-Year Note March Futures	03/2021	153	(33,809)	(34)	0	(3)
$(76)	$41	$(3)
Total Futures Contracts	$(520)	$366	$(3)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%	$1,300	$(89)	$106	$17	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-33 5-Year Index	(1.000)%	Quarterly	06/20/2025	$35,625	$1,906	$(1,875)	$31	$0	$(21)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/20/2022	$85,030	$(2,539)	$6,037	$3,498	$14	$0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	22,300	(2,778)	4,073	1,295	16	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046	500	60	(186)	(126)	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046	800	136	(294)	(158)	0	(4)
Receive(7)	3-Month USD-LIBOR	0.800	Semi-Annual	01/15/2051	21,500	1,362	2,048	3,410	0	(64)
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026	EUR	7,100	10	20	30	1	0
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	5,900	13	5	18	0	(2)
Receive	6-Month HUF-BBR	0.000	Annual	03/25/2022	HUF	16,300,000	(218)	218	0	8	(8)
Pay	28-Day MXN-TIIE	6.080	Lunar	02/26/2025	MXN	363,100	0	1,067	1,067	7	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	193,600	0	576	576	3	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	94,100	0	(165)	(165)	0	(2)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	370,700	0	(759)	(759)	0	(7)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	86,400	0	(160)	(160)	0	(1)
$(3,954)	$12,480	$8,526	$49	$(90)
Total Swap Agreements	$(2,137)	$10,711	$8,574	$49	$(111)
(k)

Securities with an aggregate market value of $10,290 and cash of $3,866 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(15) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	$10,580	JPY	1,100,321	$77	$0
01/2021	ZAR	150,669	$9,755	0	(472)
BPS	01/2021	GBP	1,457	1,946	0	(47)
01/2021	ZAR	185,466	11,941	10	(663)
02/2021	AUD	32,535	23,576	0	(1,517)
04/2021	BRL	67,600	12,021	0	(964)
CBK	01/2021	EUR	5,383	6,461	0	(116)
01/2021	RUB	24,175	314	0	(12)
01/2021	$1,161	EUR	957	9	0
01/2021	1,030	JPY	107,271	9	0
01/2021	11,358	ZAR	177,678	702	0
01/2021	ZAR	177,183	$11,451	0	(576)
02/2021	PEN	10,935	3,052	30	0
02/2021	RUB	28,085	381	3	0
05/2021	PEN	24,415	6,780	37	0
05/2021	$215	COP	789,289	15	0
05/2021	241	MXN	5,290	21	0
05/2021	2,281	PEN	8,213	0	(12)
GLM	01/2021	DOP	20,605	$349	0	(5)
01/2021	JPY	2,256,300	21,800	0	(53)
01/2021	RUB	30,095	393	0	(14)
02/2021	DOP	234,823	3,981	0	(43)
02/2021	RUB	597,429	7,836	0	(205)
02/2021	$21,806	JPY	2,256,300	53	0
03/2021	CNH	840	$127	0	(1)
03/2021	DOP	182,444	3,068	0	(43)
05/2021	9,025	152	0	(1)
HUS	01/2021	EUR	5,961	7,142	0	(141)
01/2021	$1,417	EUR	1,168	10	0
01/2021	1,902	JPY	198,173	18	0
01/2021	32	ZAR	498	2	0
01/2021	ZAR	40,416	$2,754	4	0
02/2021	PEN	36,612	10,216	99	0
02/2021	RUB	458,817	6,141	3	(36)
02/2021	$5,200	EGP	84,006	87	0
JPM	01/2021	ZAR	22,760	$1,491	0	(54)
04/2021	$2,539	EGP	41,022	0	0
MYI	01/2021	ZAR	97,444	$6,286	0	(328)
02/2021	$2,600	EGP	41,600	13	0
SCX	01/2021	EUR	86,126	$103,144	0	(2,072)
01/2021	HUF	308,597	1,010	0	(30)
01/2021	$1,253	ZAR	18,406	0	(3)
02/2021	EUR	86,126	$105,450	163	0
TOR	01/2021	$8,153	JPY	850,535	85	0
01/2021	ZAR	49,848	$3,391	0	(1)
UAG	02/2021	RUB	1,394,875	18,352	4	(425)
Total Forward Foreign Currency Contracts	$1,454	$(7,834)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2030	3.267%	$6,600	$1,561	$(358)	$1,203	$0
CBK	Russia Government International Bond	(1.000)	Quarterly	06/20/2024	0.600	9,300	48	(181)	0	(133)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2030	3.267	2,100	496	(113)	383	0
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	2.777	2,300	282	(130)	152	0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.955	600	(2)	1	0	(1)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.955	2,100	(3)	(2)	0	(5)
							$2,382	$(783)	$1,738	$(139)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.568%	$7,500	$(29)	$80	$51	$0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	0.727	4,100	(97)	115	18	0
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.568	1,900	(4)	17	13	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.121	300	(9)	12	3	0
BRC	Argentina Government International Bond	5.000	Quarterly	12/20/2023	8.088	2,000	(240)	84	0	(156)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.568	500	(32)	35	3	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.390	4,100	(566)	648	82	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.117	10,748	(635)	708	73	0
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	1.314	3,400	183	(54)	129	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.070	2,900	(34)	62	28	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.424	11,200	121	108	229	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.492	3,876	41	39	80	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	3,000	(214)	234	20	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2025	3.012	9,600	(1,299)	417	0	(882)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.568	2,300	(6)	22	16	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	200	(2)	5	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	500	2	5	7	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.390	4,100	(560)	642	82	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2025	3.012	3,200	(433)	139	0	(294)
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	2.037	5,500	189	60	249	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	7,000	(40)	86	46	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.905	4,800	(35)	46	11	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	1.729	5,900	(503)	463	0	(40)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.568	2,200	(8)	23	15	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	800	(12)	26	14	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.390	3,600	(492)	564	72	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.117	4,000	28	(1)	27	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	100	(1)	3	2	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.100	7,800	96	11	107	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.424	15,000	113	193	306	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.492	2,324	25	23	48	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	300	(5)	11	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	100	(1)	3	2	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.424	27,100	284	269	553	0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.347	3,500	83	(2)	81	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.070	2,300	(28)	50	22	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.424	48,300	510	476	986	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329	5,200	(84)	36	0	(48)
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.568	2,400	(10)	26	16	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.435	6,000	(10)	130	120	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	300	(2)	7	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812	200	(3)	5	2	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.100	2,700	(21)	58	37	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.257	12,200	90	3	93	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.424	11,100	60	167	227	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	200	(13)	14	1	0
							$(3,603)	$6,068	$3,885	$(1,420)
Total Swap Agreements							$(1,221)	$5,285	$5,623	$(1,559)
(m)

Securities with an aggregate market value of $7,038 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$33,520	$0	$33,520
Argentina
Sovereign Issues	0	60,204	0	60,204
Armenia
Sovereign Issues	0	2,433	0	2,433
Austria
Corporate Bonds & Notes	0	1,791	0	1,791
Azerbaijan
Corporate Bonds & Notes	0	22,079	0	22,079
Sovereign Issues	0	5,539	0	5,539
Bahamas
Sovereign Issues	0	5,935	0	5,935
Bahrain
Sovereign Issues	0	9,513	0	9,513
Belarus
Sovereign Issues	0	2,789	0	2,789
Bermuda
Corporate Bonds & Notes	0	4,248	0	4,248
Brazil
Corporate Bonds & Notes	0	59,590	0	59,590
Loan Participations and Assignments	0	0	0	0
Sovereign Issues	0	45,380	0	45,380
Cayman Islands
Asset-Backed Securities	0	0	1,032	1,032
Corporate Bonds & Notes	0	39,443	0	39,443
Chile
Corporate Bonds & Notes	0	68,525	0	68,525
Sovereign Issues	0	10,303	0	10,303
China
Corporate Bonds & Notes	0	42,246	0	42,246
Colombia
Corporate Bonds & Notes	0	11,259	0	11,259
Sovereign Issues	0	26,776	0	26,776
Costa Rica
Sovereign Issues	0	7,798	0	7,798
Croatia
Sovereign Issues	0	670	0	670
Dominican Republic
Sovereign Issues	0	73,355	0	73,355
Ecuador
Corporate Bonds & Notes	0	995	0	995
Sovereign Issues	0	24,248	0	24,248
Egypt
Sovereign Issues	0	79,900	0	79,900
El Salvador
Sovereign Issues	0	9,061	0	9,061
Ethiopia
Sovereign Issues	0	1,836	0	1,836
Gabon
Sovereign Issues	0	723	0	723
Germany
Corporate Bonds & Notes	0	11,927	0	11,927
Ghana
Sovereign Issues	0	33,811	0	33,811
Guatemala
Sovereign Issues	0	29,235	0	29,235
Hong Kong
Corporate Bonds & Notes	0	2,839	0	2,839
Hungary
Sovereign Issues	0	9,648	0	9,648
India
Corporate Bonds & Notes	0	16,496	0	16,496
Sovereign Issues	0	10,624	0	10,624
Indonesia
Corporate Bonds & Notes	0	74,900	0	74,900
Sovereign Issues	0	86,938	0	86,938
Ireland
Corporate Bonds & Notes	0	14,182	0	14,182
Israel
Corporate Bonds & Notes	0	15,870	0	15,870
Sovereign Issues	0	14,596	0	14,596
Ivory Coast
Sovereign Issues	0	32,690	0	32,690
Jamaica
Corporate Bonds & Notes	0	1,752	0	1,752
Jersey, Channel Islands
Asset-Backed Securities	0	0	778	778
Jordan
Sovereign Issues	0	18,091	0	18,091
Kazakhstan
Corporate Bonds & Notes	0	12,999	0	12,999
Sovereign Issues	0	13,555	0	13,555
Kenya
Sovereign Issues	0	9,423	0	9,423

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Kuwait
Sovereign Issues	0	1,367	0	1,367
Luxembourg
Corporate Bonds & Notes	0	49,486	0	49,486
Malaysia
Corporate Bonds & Notes	0	15,678	0	15,678
Marshall Islands
Corporate Bonds & Notes	0	465	0	465
Mauritius
Corporate Bonds & Notes	0	2,604	0	2,604
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	143,712	0	143,712
Sovereign Issues	0	74,047	0	74,047
Mongolia
Sovereign Issues	0	11,103	0	11,103
Morocco
Corporate Bonds & Notes	0	3,326	0	3,326
Sovereign Issues	0	7,995	0	7,995
Namibia
Sovereign Issues	0	2,479	0	2,479
Netherlands
Asset-Backed Securities	0	200	0	200
Corporate Bonds & Notes	0	27,412	0	27,412
Nigeria
Loan Participations and Assignments	0	0	12,523	12,523
Sovereign Issues	0	59,510	0	59,510
Oman
Sovereign Issues	0	35,924	0	35,924
Pakistan
Corporate Bonds & Notes	0	5,393	0	5,393
Sovereign Issues	0	2,619	0	2,619
Panama
Corporate Bonds & Notes	0	8,715	0	8,715
Sovereign Issues	0	31,049	0	31,049
Paraguay
Sovereign Issues	0	10,968	0	10,968
Peru
Corporate Bonds & Notes	0	9,711	0	9,711
Sovereign Issues	0	34,064	0	34,064
Philippines
Corporate Bonds & Notes	0	6,239	0	6,239
Sovereign Issues	0	22,857	0	22,857
Qatar
Sovereign Issues	0	83,590	0	83,590
Romania
Sovereign Issues	0	36,196	0	36,196
Russia
Corporate Bonds & Notes	0	4,280	0	4,280
Sovereign Issues	0	77,964	0	77,964
Saudi Arabia
Corporate Bonds & Notes	0	21,580	0	21,580
Sovereign Issues	0	53,521	0	53,521
Senegal
Sovereign Issues	0	11,638	0	11,638
Serbia
Sovereign Issues	0	18,097	0	18,097
Singapore
Corporate Bonds & Notes	0	2,974	0	2,974
South Africa
Corporate Bonds & Notes	0	37,093	0	37,093
Loan Participations and Assignments	0	0	26,300	26,300
Sovereign Issues	0	91,541	0	91,541
Spain
Sovereign Issues	0	253	0	253
Sri Lanka
Sovereign Issues	0	21,153	0	21,153
Supranational
Sovereign Issues	0	530	0	530
Tanzania
Loan Participations and Assignments	0	0	2,727	2,727
Thailand
Corporate Bonds & Notes	0	3,920	0	3,920
Trinidad and Tobago
Corporate Bonds & Notes	0	649	0	649
Tunisia
Sovereign Issues	0	1,356	0	1,356
Turkey
Corporate Bonds & Notes	0	6,101	0	6,101
Sovereign Issues	0	110,131	0	110,131
Ukraine
Sovereign Issues	0	63,596	0	63,596
Ukrainian SSR
Loan Participations and Assignments	0	0	8,196	8,196
United Arab Emirates
Corporate Bonds & Notes	0	19,255	0	19,255

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Sovereign Issues	0	91,549	0	91,549
United Kingdom
Corporate Bonds & Notes	0	26,505	0	26,505
United States
Asset-Backed Securities	0	23,118	0	23,118
Corporate Bonds & Notes	0	20,017	0	20,017
Non-Agency Mortgage-Backed Securities	0	22,729	0	22,729
U.S. Government Agencies	0	15,098	0	15,098
U.S. Treasury Obligations	0	33,637	0	33,637
Uruguay
Sovereign Issues	0	27,393	0	27,393
Venezuela
Corporate Bonds & Notes	0	2,939	0	2,939
Sovereign Issues	0	6,867	0	6,867
Vietnam
Sovereign Issues	0	1,496	0	1,496
Virgin Islands (British)
Corporate Bonds & Notes	0	5,592	0	5,592
Zambia
Sovereign Issues	0	5,315	0	5,315
Short-Term Instruments
Repurchase Agreements	0	34,145	0	34,145
Egypt Treasury Bills	0	12,974	0	12,974
$2	$2,621,450	$51,556	$2,673,008
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150,129	$0	$0	$150,129
Total Investments	$150,131	$2,621,450	$51,556	$2,823,137
Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	0	(29,035)	0	(29,035)
$0	$(29,035)	$0	$(29,035)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	366	49	0	415
Over the counter	0	7,077	0	7,077
$366	$7,126	$0	$7,492
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(111)	0	(114)
Over the counter	0	(9,393)	0	(9,393)
$(3)	$(9,504)	$0	$(9,507)
Total Financial Derivative Instruments	$363	$(2,378)	$0	$(2,015)
Totals	$150,494	$2,590,037	$51,556	$2,792,087

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$11,929	$0	$(11,900)	$20	$0	$(49)	$0	$0	$0	$0
Cayman Islands
Asset-Backed Securities	1,802	0	(775)	2	1	2	0	0	1,032	0
Jersey, Channel Islands
Asset-Backed Securities	1,551	0	(784)	1	9	1	0	0	778	1
Luxembourg
Corporate Bonds & Notes	19	73	0	0	0	(38)	0	(54)	0	0
Nigeria
Loan Participations and Assignments	0	12,541	0	2	0	(20)	0	0	12,523	(20)
Qatar
Loan Participations and Assignments	11,588	0	(11,600)	39	0	(27)	0	0	0	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Senegal
Loan Participations and Assignments	8,085	0	(8,415)	0	135	195	0	0	0	0
South Africa
Loan Participations and Assignments	26,516	0	0	(95)	0	(121)	0	0	26,300	(121)
Tanzania
Loan Participations and Assignments	4,594	0	(1,828)	4	5	(48)	0	0	2,727	(34)
Ukrainian SSR
Loan Participations and Assignments	0	8,200	0	0	0	(4)	0	0	8,196	(4)
Totals	$66,084	$20,814	$(35,302)	$(27)	$150	$(109)	$0	$(54)	$51,556	$(178)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities		$1,032	Other Valuation Techniques(2)			-			-	—
Jersey, Channel Islands
Asset-Backed Securities		778	Other Valuation Techniques(2)			-			-	—
Nigeria
Loan Participations and Assignments		12,523	Proxy Pricing			Base Price			98.750	—
South Africa
Loan Participations and Assignments		26,300	Third Party Vendor			Broker Quote			100.000	—
Tanzania
Loan Participations and Assignments		2,727	Proxy Pricing			Base Price			99.492	—
Ukrainian SSR
Loan Participations and Assignments		8,196	Proxy Pricing			Base Price			100.000	—
Total		$51,556
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	December 31, 2020 (Unaudited)

-(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.5% ¤
ARGENTINA 1.2%
CORPORATE BONDS & NOTES 0.6%
Cia General de Combustibles S.A. 9.500% due 03/08/2025		$285	$232
MSU Energy S.A. 6.875% due 02/01/2025		300	214
Pampa Energia S.A. 7.375% due 07/21/2023		300	286
YPF S.A. 8.750% due 04/04/2024		400	355
			1,087
SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		6	2
0.125% due 07/09/2035 þ		3	1
Provincia de Cordoba 7.450% due 09/01/2024		900	563
Provincia de Neuquen 2.500% due 04/27/2030 ^þ(b)		620	398
			964
Total Argentina (Cost $2,558)			2,051
AUSTRIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	500	597
7.500% due 06/15/2032		$200	198
Total Austria (Cost $728)			795
AZERBAIJAN 0.6%
CORPORATE BONDS & NOTES 0.6%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$834	1,012
Total Azerbaijan (Cost $957)			1,012
BERMUDA 0.5%
CORPORATE BONDS & NOTES 0.5%
Geopark Ltd. 5.500% due 01/17/2027		$700	702
Star Energy Geothermal Darajat 4.850% due 10/14/2038		200	223
Total Bermuda (Cost $896)			925
BRAZIL 6.8%
CORPORATE BONDS & NOTES 6.8%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,100	1,177
BRF S.A.
4.875% due 01/24/2030		400	435
5.750% due 09/21/2050		200	223
Embraer Netherlands Finance BV 5.050% due 06/15/2025		1,100	1,168
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		200	205
3.250% due 01/24/2025		300	315
JBS Investments GmbH 7.000% due 01/15/2026		600	648
Minerva Luxembourg S.A. 6.500% due 09/20/2026		600	631

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Odebrecht Finance Ltd.
4.375% due 04/25/2025 ^(b)		300	13
5.250% due 06/27/2029 ^(b)		1,950	83
7.125% due 06/26/2042 ^(b)		1,050	45
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (c)(e)		1,122	7
Petrobras Global Finance BV
4.750% due 01/14/2025	EUR	1,100	1,542
6.250% due 12/14/2026	GBP	200	326
7.250% due 03/17/2044		$500	646
Rede D'or Finance SARL 4.500% due 01/22/2030		200	209
Samarco Mineracao S.A.
5.375% due 09/26/2024 ^(b)		600	432
5.750% due 10/24/2023 ^(b)		900	647
Suzano Austria GmbH 7.000% due 03/16/2047		700	935
Vale Overseas Ltd.
3.750% due 07/08/2030		300	334
6.875% due 11/21/2036		700	1,028
6.875% due 11/10/2039		200	298
			11,347
		SHARES
WARRANTS 0.0%
OAS S.A. - Exp. 05/16/2039 «(g)		131,712	2
Total Brazil (Cost $11,704)			11,349

CANADA 1.4%

COMMON STOCKS 0.0%
Frontera Energy Corp.		16,190	42
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.4%
Canacol Energy Ltd. 7.250% due 05/03/2025		$1,000	1,073
First Quantum Minerals Ltd. 6.875% due 10/15/2027		800	869
Frontera Energy Corp. 9.700% due 06/25/2023		400	380
			2,322
Total Canada (Cost $3,583)			2,364
CAYMAN ISLANDS 13.9%
CORPORATE BONDS & NOTES 13.9%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023		$900	961
Arabian Centres Co. Ltd. 5.375% due 11/26/2024		400	407
Arabian Centres Sukuk Ltd. 5.375% due 11/26/2024		200	204
Baidu, Inc.
2.375% due 10/09/2030		200	205
3.425% due 04/07/2030		300	333
China Evergrande Group 7.500% due 06/28/2023		500	433
China Mengniu Dairy Co. Ltd. 2.500% due 06/17/2030		400	404
Country Garden Holdings Co. Ltd. 7.250% due 04/08/2026		900	1,014
EMG SUKUK Ltd. 4.564% due 06/18/2024		300	316
Health & Happiness H&H International Holdings Ltd. 5.625% due 10/24/2024		800	838

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

IIRSA Norte Finance Ltd. 8.750% due 05/30/2024	35	38
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024	200	194
11.250% due 04/16/2025	700	719
Lamar Funding Ltd. 3.958% due 05/07/2025	800	789
MAF Sukuk Ltd.
4.500% due 11/03/2025	700	771
4.638% due 05/14/2029	400	451
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	500	517
MGM China Holdings Ltd.
5.250% due 06/18/2025	200	208
5.375% due 05/15/2024	700	725
5.875% due 05/15/2026	200	212
New Metro Global Ltd. 6.800% due 08/05/2023	800	848
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	196	188
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,173	1,111
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025	800	813
QNB Finance Ltd. 3.500% due 03/28/2024	1,800	1,935
Sands China Ltd.
4.375% due 06/18/2030	200	223
5.125% due 08/08/2025	2,200	2,473
SPARC EM SPC Panama Metro Line SP 0.000% due 12/05/2022 (c)	504	492
Sunac China Holdings Ltd. 6.500% due 01/10/2025	900	932
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	800	836
Tencent Holdings Ltd. 2.390% due 06/03/2030	1,000	1,026
Tingyi Cayman Islands Holding Corp. 1.625% due 09/24/2025	400	400
Wynn Macau Ltd.
4.875% due 10/01/2024	600	609
5.500% due 01/15/2026	700	729
Yingde Gases Investment Ltd. 6.250% due 01/19/2023	800	827
Total Cayman Islands (Cost $22,338)		23,181
CHILE 1.2%
CORPORATE BONDS & NOTES 1.2%
Banco Santander Chile 2.700% due 01/10/2025	$400	424
Embotelladora Andina S.A. 3.950% due 01/21/2050	150	169
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	90	96
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,301	1,216
4.500% due 08/15/2025	322	190
Total Chile (Cost $2,214)		2,095
CHINA 1.6%
CORPORATE BONDS & NOTES 1.6%
Bank of China Ltd. 5.000% due 11/13/2024	$600	674
Contemporary Ruiding Development Ltd. 2.625% due 09/17/2030	400	407
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	210
4.125% due 05/06/2026	200	211
Yango Justice International Ltd. 7.500% due 04/15/2024	400	413
Zoomlion HK SPV Co. Ltd. 6.125% due 12/20/2022	800	840
Total China (Cost $2,705)		2,755
COLOMBIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Bancolombia S.A. 3.000% due 01/29/2025	$800	833

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Ecopetrol S.A. 5.875% due 05/28/2045		700	848
Total Colombia (Cost $1,632)			1,681
DOMINICAN REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond 5.875% due 01/30/2060		$400	442
Total Dominican Republic (Cost $378)			442
FRANCE 0.6%
CORPORATE BONDS & NOTES 0.6%
Altice France S.A. 2.500% due 01/15/2025	EUR	400	481
Credit Agricole S.A. 6.500% due 06/23/2021 •(e)(f)		200	250
Societe Generale S.A. 7.375% due 09/13/2021 •(e)(f)		$200	205
Total France (Cost $910)			936
GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG 3.547% due 09/18/2031 •		$700	761
Total Germany (Cost $701)			761
GUATEMALA 0.1%
CORPORATE BONDS & NOTES 0.1%
Industrial Senior Trust 5.500% due 11/01/2022		$200	212
Total Guatemala (Cost $205)			212
GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Globalworth Real Estate Investments Ltd. 2.875% due 06/20/2022	EUR	700	882
Total Guernsey, Channel Islands (Cost $798)			882
HONG KONG 2.2%
CORPORATE BONDS & NOTES 2.2%
Fortune Star BVI Ltd. 4.350% due 05/06/2023	EUR	500	621
Huarong Finance Co. Ltd. 5.500% due 01/16/2025		$500	566
Lenovo Group Ltd. 5.875% due 04/24/2025		1,000	1,153
Poly Developments and Holdings Group Co. Ltd. 3.950% due 02/05/2023		400	417
Yanlord Land HK Co. Ltd. 6.800% due 02/27/2024		800	845
Total Hong Kong (Cost $3,460)			3,602
INDIA 1.3%
CORPORATE BONDS & NOTES 1.3%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$300	319
Adani Transmission Ltd. 4.250% due 05/21/2036		193	205
Bharti Airtel Ltd. 4.375% due 06/10/2025		500	545
Muthoot Finance Ltd.
4.400% due 09/02/2023		400	408
6.125% due 10/31/2022		300	315
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	213
ReNew Power Synthetic 6.670% due 03/12/2024		200	211

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total India (Cost $2,103)			2,216
INDONESIA 1.5%
CORPORATE BONDS & NOTES 1.5%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025		$600	671
Pertamina Persero PT
4.175% due 01/21/2050		400	434
5.625% due 05/20/2043		300	372
Perusahaan Gas Negara Tbk PT 5.125% due 05/16/2024		200	223
PT Perusahaan Listrik Negara 3.375% due 02/05/2030		800	850
Total Indonesia (Cost $2,493)			2,550
IRELAND 3.4%
CORPORATE BONDS & NOTES 3.4%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •		$1,800	1,872
Credit Bank of Moscow Via CBOM Finance PLC 4.700% due 01/29/2025		300	308
Mobile Telesystems OJSC Via MTS International Funding DAC 5.000% due 05/30/2023		400	429
Novolipetsk Steel Via Steel Funding DAC
4.000% due 09/21/2024		500	537
4.500% due 06/15/2023		300	322
4.700% due 05/30/2026		200	227
Phosagro OAO Via Phosagro Bond Funding DAC 3.050% due 01/23/2025		1,100	1,147
Sovcombank Via SovCom Capital DAC 8.000% due 04/07/2030 •		800	860
Total Ireland (Cost $5,408)			5,702
ISLE OF MAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Gohl Capital Ltd. 4.250% due 01/24/2027		$600	638
NE Property BV 1.875% due 10/09/2026	EUR	400	492
Total Isle of Man (Cost $1,054)			1,130
ISRAEL 2.3%
CORPORATE BONDS & NOTES 2.3%
Bank Leumi Le-Israel BM 3.275% due 01/29/2031 •		$1,169	1,217
ICL Group Ltd. 6.375% due 05/31/2038		300	398
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		600	694
5.000% due 11/12/2024		1,000	1,132
Leviathan Bond Ltd.
6.125% due 06/30/2025		200	221
6.500% due 06/30/2027		200	226
Total Israel (Cost $3,724)			3,888
ITALY 0.5%
CORPORATE BONDS & NOTES 0.5%
UniCredit SpA 5.459% due 06/30/2035 •		$800	882
Total Italy (Cost $855)			882
KAZAKHSTAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		$1,100	1,167

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Kazakhstan (Cost $1,089)			1,167
LUXEMBOURG 4.5%
CORPORATE BONDS & NOTES 4.5%
Adecoagro S.A. 6.000% due 09/21/2027		$800	842
Altice Financing S.A. 2.250% due 01/15/2025	EUR	800	946
Andrade Gutierrez International S.A. (11.000% Cash or 12.000% PIK) 11.000% due 08/20/2021 (a)		$1	1
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023		1,400	1,567
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		400	454
Sberbank of Russia Via SB Capital S.A. 5.250% due 05/23/2023 (f)		1,500	1,607
Severstal OAO Via Steel Capital S.A. 3.150% due 09/16/2024		1,000	1,048
Unigel Luxembourg S.A. 8.750% due 10/01/2026		700	756
Votorantim Cimentos S.A. 7.250% due 04/05/2041		200	272
Total Luxembourg (Cost $7,147)			7,493
MAURITIUS 1.4%
CORPORATE BONDS & NOTES 1.4%
Azure Power Energy Ltd. 5.500% due 11/03/2022		$400	411
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		200	214
Greenko Dutch BV 4.875% due 07/24/2022		200	203
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,000	1,040
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024		500	529
Total Mauritius (Cost $2,298)			2,397
		SHARES
MEXICO 4.3%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		172,487	0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.3%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$1,100	1,186
Banco Mercantil del Norte S.A. 6.875% due 07/06/2022 •(e)		200	212
Banco Santander Mexico S.A. 5.375% due 04/17/2025		1,400	1,610
BBVA Bancomer S.A. 5.125% due 01/18/2033 •		800	863
Cibanco S.A. Ibm 4.962% due 07/18/2029		700	796
Industrias Penoles S.A.B. de C.V.
4.150% due 09/12/2029		300	338
4.750% due 08/06/2050		200	232
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431% due 07/01/2031		200	207
Petroleos Mexicanos 6.500% due 03/13/2027		400	422
Trust Fibra Uno
6.390% due 01/15/2050		300	352

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

6.950% due 01/30/2044		750	922
			7,140
Total Mexico (Cost $7,788)			7,140
MOROCCO 0.6%
CORPORATE BONDS & NOTES 0.6%
OCP S.A.
4.500% due 10/22/2025		$400	437
6.875% due 04/25/2044		400	525
Total Morocco (Cost $910)			962
MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Digicel Holdings Bermuda Ltd. 8.750% due 05/25/2024		$194	204
Total Multinational (Cost $188)			204
NETHERLANDS 3.4%
CORPORATE BONDS & NOTES 3.4%
IHS Netherlands Holdco BV
7.125% due 03/18/2025		$1,000	1,053
8.000% due 09/18/2027		400	433
Metinvest BV
5.625% due 06/17/2025	EUR	400	509
8.500% due 04/23/2026		$900	1,015
Prosus NV 2.031% due 08/03/2032	EUR	200	255
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		$2,400	2,380
Total Netherlands (Cost $5,169)			5,645
NIGERIA 0.6%
CORPORATE BONDS & NOTES 0.1%
Access Bank PLC 10.500% due 10/19/2021		$200	210
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Limited 6.220% due 12/14/2023 «		800	789
Total Nigeria (Cost $993)			999
NORWAY 0.5%
CORPORATE BONDS & NOTES 0.5%
Aker BP ASA 3.750% due 01/15/2030		$800	843
Total Norway (Cost $797)			843
QATAR 0.6%
CORPORATE BONDS & NOTES 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		$850	999
Total Qatar (Cost $997)			999
ROMANIA 0.5%
CORPORATE BONDS & NOTES 0.5%
RCS & RDS S.A.
2.500% due 02/05/2025	EUR	600	729
3.250% due 02/05/2028		100	122
Total Romania (Cost $766)			851
RUSSIA 1.9%
CORPORATE BONDS & NOTES 1.9%
ALROSA Finance S.A.
3.100% due 06/25/2027		$600	621

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.650% due 04/09/2024		200	217
Lukoil Securities BV 3.875% due 05/06/2030		1,400	1,516
MMK International Capital DAC 4.375% due 06/13/2024		700	756
Total Russia (Cost $2,963)			3,110
SAUDI ARABIA 1.9%
CORPORATE BONDS & NOTES 1.9%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$300	306
2.875% due 04/16/2024		1,400	1,487
3.250% due 11/24/2050		600	609
4.250% due 04/16/2039		700	822
Total Saudi Arabia (Cost $3,124)			3,224
SINGAPORE 2.2%
CORPORATE BONDS & NOTES 2.2%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$400	427
BOC Aviation Ltd. 2.625% due 09/17/2030		1,900	1,924
Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •		1,300	1,322
Total Singapore (Cost $3,551)			3,673
SOUTH AFRICA 5.9%
CORPORATE BONDS & NOTES 4.0%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$800	843
6.500% due 04/15/2040		600	755
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,100	1,168
Prosus NV
4.850% due 07/06/2027		1,300	1,500
5.500% due 07/21/2025		400	461
Sasol Financing USA LLC 6.500% due 09/27/2028		1,800	1,958
			6,685
SOVEREIGN ISSUES 1.9%
South Africa Government International Bond
7.750% due 02/28/2023	ZAR	33,800	2,451
10.500% due 12/21/2026		8,800	711
			3,162
Total South Africa (Cost $9,380)			9,847
SOUTH KOREA 0.9%
CORPORATE BONDS & NOTES 0.9%
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026		$700	781
Woori Bank 4.750% due 04/30/2024		600	669
Total South Korea (Cost $1,330)			1,450
SPAIN 0.3%
CORPORATE BONDS & NOTES 0.3%
International Airport Finance S.A. 12.000% due 03/15/2033		$499	498
Total Spain (Cost $499)			498
SUPRANATIONAL 0.6%
CORPORATE BONDS & NOTES 0.6%
Africa Finance Corp.
3.875% due 04/13/2024		$400	429
4.375% due 04/17/2026		200	220
African Export-Import Bank 4.125% due 06/20/2024		300	324

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Supranational (Cost $893)			973
TURKEY 3.2%
CORPORATE BONDS & NOTES 2.7%
Akbank T.A.S. 6.800% due 02/06/2026		$700	743
QNB Finansbank A/S
4.875% due 05/19/2022		500	512
6.875% due 09/07/2024		1,100	1,203
Turk Telekomunikasyon A/S 6.875% due 02/28/2025		300	332
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		431	359
Turkiye Sise ve Cam Fabrikalari A/S 6.950% due 03/14/2026		900	1,004
Yapi ve Kredi Bankasi A/S 5.750% due 02/24/2022		300	305
			4,458
SOVEREIGN ISSUES 0.5%
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		700	760
Total Turkey (Cost $4,897)			5,218
UKRAINE 0.4%
CORPORATE BONDS & NOTES 0.1%
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/2025		$200	211
SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond 0.000% due 05/31/2040 ~		500	517
Total Ukraine (Cost $520)			728
UKRAINIAN SSR 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ukraine 5.490% (LIBOR03M + 5.250%) due 06/29/2021 «~		$500	500
Total Ukrainian SSR (Cost $500)			500
UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 1.4%
ADES International Holding PLC 8.625% due 04/24/2024		$400	402
Kuwait Projects Co. SPC Ltd.
4.229% due 10/29/2026		700	727
4.500% due 02/23/2027		800	827
Oztel Holdings SPC Ltd. 6.625% due 04/24/2028		300	323
Total United Arab Emirates (Cost $2,248)			2,279
UNITED KINGDOM 2.9%
CORPORATE BONDS & NOTES 2.9%
Antofagasta PLC 2.375% due 10/14/2030		$200	201
Barclays PLC 8.000% due 06/15/2024 •(e)(f)		300	335
DTEK Finance PLC 10.750% due 12/31/2024 ^(b)		700	447
Fresnillo PLC 4.250% due 10/02/2050		700	770
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		800	821
HSBC Holdings PLC 4.600% due 12/17/2030 •(e)(f)		200	204
Natwest Group PLC 5.125% due 05/12/2027 •(e)(f)	GBP	200	287
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022 ^(b)		$800	316
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	600	911

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Tullow Oil PLC 7.000% due 03/01/2025		$800	536
Total United Kingdom (Cost $5,593)			4,827
UNITED STATES 13.3%
ASSET-BACKED SECURITIES 0.6%
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ		$291	209
Countrywide Asset-Backed Certificates 0.368% due 09/25/2037 ^•		35	33
JPMorgan Mortgage Acquisition Corp. 1.123% due 12/25/2035 •		700	660
NovaStar Mortgage Funding Trust 0.348% due 09/25/2037 •		170	164
			1,066
CORPORATE BONDS & NOTES 4.1%
DAE Funding LLC 5.000% due 08/01/2024		900	924
Hikma Finance USA LLC 3.250% due 07/09/2025		700	730
Invepar Holdings LLC 8.875% due 12/31/2049 «(g)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		900	875
NBM U.S. Holdings, Inc. 7.000% due 05/14/2026		600	654
Rio Oil Finance Trust
8.200% due 04/06/2028		2,107	2,376
9.750% due 01/06/2027		499	579
Stillwater Mining Co. 7.125% due 06/27/2025		700	741
			6,879
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 10/25/2035 •		525	514
Citigroup Mortgage Loan Trust 3.236% due 08/25/2036 ~		332	311
			825
U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds
1.375% due 11/15/2040		1,800	1,777
U.S. Treasury Notes
1.875% due 01/31/2022		7,100	7,236
2.000% due 08/31/2021 (k)		1,300	1,316
2.000% due 12/31/2021		1,500	1,528
2.125% due 12/31/2022		1,600	1,664
			13,521
Total United States (Cost $21,760)			22,291
VIRGIN ISLANDS (BRITISH) 2.4%
CORPORATE BONDS & NOTES 2.4%
China Reinsurance Finance Corp. Ltd. 3.375% due 03/09/2022		$800	815
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		900	1,095
NWD MTN Ltd.
4.375% due 11/30/2022		200	209
5.250% due 02/26/2021		200	201
OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035 «(a)(g)	BRL	356	4
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$726	823
Studio City Finance Ltd. 7.250% due 02/11/2024		800	837

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Virgin Islands (British) (Cost $3,806)			3,984
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (h) 0.1%			115
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (c)(d)	ARS	5,516	40
Total Short-Term Instruments (Cost $155)			155
Total Investments in Securities (Cost $160,765)			162,868
		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		22,828	225
Total Short-Term Instruments (Cost $225)			225
Total Investments in Affiliates (Cost $225)			225
Total Investments 97.6% (Cost $160,990)			$163,093
Financial Derivative Instruments (i)(j) (0.3)%(Cost or Premiums, net $172)			(544)
Other Assets and Liabilities, net 2.7%			4,579
Net Assets 100.0%			$167,128

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Payment in-kind security.
(b)								Security is not accruing income as of the date of this report.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)								Contingent convertible security.
(g)								RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC 8.875% due 12/31/2049						11/16/2018	$0	$0	0.00%
OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035						04/30/2019	14	4	0.00
OAS S.A. - Exp. 05/16/2039						05/16/2039 - 04/30/2019	0	2	0.00
							$14	$6	0.00%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$115		U.S. Treasury Bills 0.000% due 12/30/2021	$(117)	$115	$115
Total Repurchase Agreements							$(117)	$115	$115

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(2,403) at a weighted average interest rate of (0.088%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures				03/2021	129	$17,812	$(3)	$14	$0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2021	4	854	(3)	3	0
Total Futures Contracts							$(6)	$17	$0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$2,697	$87	$(100)	$(13)	$0	$(2)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$221	$47	$268	$1	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	$300	(49)	24	(25)	0	(1)
$172	$71	$243	$1	$(1)
Total Swap Agreements	$259	$(29)	$230	$1	$(3)
Cash of $525 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	$408	JPY	42,452	$3	$0
01/2021	ZAR	7,224	$460	0	(30)
02/2021	GBP	200	264	0	(9)
03/2021	$84	HKD	651	0	0
BRC	01/2021	BRL	910	$171	0	(4)
01/2021	$175	BRL	910	0	0
CBK	01/2021	BRL	910	$175	0	0
01/2021	$180	BRL	910	0	(5)
01/2021	40	JPY	4,139	0	0
01/2021	ZAR	12,854	$820	0	(52)
02/2021	BRL	910	180	5	0
GLM	01/2021	JPY	87,051	841	0	(2)
02/2021	$841	JPY	87,051	2	0
HUS	01/2021	EUR	211	$253	0	(5)
01/2021	$73	JPY	7,646	1	0
01/2021	ZAR	17,064	$1,084	0	(74)
JPM	01/2021	10,728	702	0	(26)
MYI	02/2021	GBP	244	324	0	(9)
SCX	01/2021	EUR	5,633	6,746	0	(135)
02/2021	5,633	6,897	11	0
TOR	01/2021	$315	JPY	32,815	3	0
UAG	01/2021	EUR	245	$298	0	(2)
02/2021	GBP	637	840	0	(32)
Total Forward Foreign Currency Contracts	$25	$(385)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700%	02/17/2021	800	$(1)	$(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	800	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	100	0	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	100	0	0
BRC	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,000	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,000	(3)	(3)
DUB	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	800	(1)	0
GST	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	800	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	800	(1)	(1)
Total Written Options	$(16)	$(13)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2024	1.033%	$1,500	$24	$(23)	$1	$0
Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.376	1,500	23	(52)	0	(29)
BPS	Colombia Government International Bond	(1.000)	Quarterly	12/20/2024	0.638	1,500	(2)	(20)	0	(22)
CBK	Colombia Government International Bond	(1.000)	Quarterly	12/20/2024	0.638	1,500	6	(28)	0	(22)
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2024	1.033	1,500	21	(20)	1	0
JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2024	0.312	1,500	(25)	(17)	0	(42)
MYC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2024	0.566	1,500	(2)	(24)	0	(26)
$45	$(184)	$2	$(141)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	America Movil S.A.B. de C.V.	1.000%	Quarterly	12/20/2025	0.845%	$800	$(20)	$26	$6	$0
CBK	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329	3,000	(96)	68	0	(28)
$(116)	$94	$6	$(28)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month CNY-CNREPOFIX	2.493%	Quarterly	06/17/2025	CNY	900	$0	$(1)	$0	$(1)
NGF	Pay	3-Month CNY-CNREPOFIX	2.458	Quarterly	06/17/2025	20,300	0	(24)	0	(24)
$0	$(25)	$0	$(25)
Total Swap Agreements	$(71)	$(115)	$8	$(194)
(k)

Securities with an aggregate market value of $260 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,087	$0	$1,087
Sovereign Issues	0	964	0	964
Austria
Corporate Bonds & Notes	0	795	0	795
Azerbaijan
Corporate Bonds & Notes	0	1,012	0	1,012
Bermuda
Corporate Bonds & Notes	0	925	0	925
Brazil
Corporate Bonds & Notes	0	11,347	0	11,347
Warrants	0	0	2	2
Canada
Common Stocks	42	0	0	42
Corporate Bonds & Notes	0	2,322	0	2,322
Cayman Islands
Corporate Bonds & Notes	0	23,181	0	23,181
Chile
Corporate Bonds & Notes	0	2,095	0	2,095
China
Corporate Bonds & Notes	0	2,755	0	2,755
Colombia
Corporate Bonds & Notes	0	1,681	0	1,681
Dominican Republic
Sovereign Issues	0	442	0	442
France
Corporate Bonds & Notes	0	936	0	936
Germany
Corporate Bonds & Notes	0	761	0	761
Guatemala
Corporate Bonds & Notes	0	212	0	212
Guernsey, Channel Islands
Corporate Bonds & Notes	0	882	0	882
Hong Kong
Corporate Bonds & Notes	0	3,602	0	3,602
India
Corporate Bonds & Notes	0	2,216	0	2,216
Indonesia
Corporate Bonds & Notes	0	2,550	0	2,550
Ireland
Corporate Bonds & Notes	0	5,702	0	5,702
Isle of Man
Corporate Bonds & Notes	0	1,130	0	1,130
Israel
Corporate Bonds & Notes	0	3,888	0	3,888
Italy
Corporate Bonds & Notes	0	882	0	882
Kazakhstan
Corporate Bonds & Notes	0	1,167	0	1,167
Luxembourg
Corporate Bonds & Notes	0	7,493	0	7,493
Mauritius
Corporate Bonds & Notes	0	2,397	0	2,397
Mexico
Corporate Bonds & Notes	0	7,140	0	7,140
Morocco
Corporate Bonds & Notes	0	962	0	962
Multinational
Corporate Bonds & Notes	0	204	0	204
Netherlands
Corporate Bonds & Notes	0	5,645	0	5,645
Nigeria
Corporate Bonds & Notes	0	210	0	210
Loan Participations and Assignments	0	0	789	789
Norway
Corporate Bonds & Notes	0	843	0	843
Qatar
Corporate Bonds & Notes	0	999	0	999
Romania
Corporate Bonds & Notes	0	851	0	851
Russia
Corporate Bonds & Notes	0	3,110	0	3,110
Saudi Arabia

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Corporate Bonds & Notes	0	3,224	0	3,224
Singapore
Corporate Bonds & Notes	0	3,673	0	3,673
South Africa
Corporate Bonds & Notes	0	6,685	0	6,685
Sovereign Issues	0	3,162	0	3,162
South Korea
Corporate Bonds & Notes	0	1,450	0	1,450
Spain
Corporate Bonds & Notes	0	498	0	498
Supranational
Corporate Bonds & Notes	0	973	0	973
Turkey
Corporate Bonds & Notes	0	4,458	0	4,458
Sovereign Issues	0	760	0	760
Ukraine
Corporate Bonds & Notes	0	211	0	211
Sovereign Issues	0	517	0	517
Ukrainian SSR
Loan Participations and Assignments	0	0	500	500
United Arab Emirates
Corporate Bonds & Notes	0	2,279	0	2,279
United Kingdom
Corporate Bonds & Notes	0	4,827	0	4,827
United States
Asset-Backed Securities	0	1,066	0	1,066
Corporate Bonds & Notes	0	6,879	0	6,879
Non-Agency Mortgage-Backed Securities	0	825	0	825
U.S. Treasury Obligations	0	13,521	0	13,521
Virgin Islands (British)
Corporate Bonds & Notes	0	3,980	4	3,984
Short-Term Instruments
Repurchase Agreements	0	115	0	115
Argentina Treasury Bills	0	40	0	40
	$42	$161,531	$1,295	$162,868
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$225	$0	$0	$225
Total Investments	$267	$161,531	$1,295	$163,093
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	1	0	18
Over the counter	0	33	0	33
	$17	$34	$0	$51
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(592)	0	(592)
	$0	$(595)	$0	$(595)
Total Financial Derivative Instruments	$17	$(561)	$0	$(544)
Totals	$284	$160,970	$1,295	$162,549

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.3% ¤
ARGENTINA 1.6%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	44,680	$306
SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$8,876	3,585
0.125% due 07/09/2035 þ		6,899	2,499
1.000% due 07/09/2029		217	95
15.500% due 10/17/2026	ARS	144,420	343
34.109% (BADLARPP) due 10/04/2022 ~		41,525	266
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		27,001	180
Autonomous City of Buenos Aires Argentina
37.424% (BADLARPP + 3.250%) due 03/29/2024 ~		214,841	1,247
37.748% (BADLARPP + 3.750%) due 02/22/2028 ~		175,483	979
37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		158,104	1,048
			10,242
Total Argentina (Cost $17,980)			10,548
AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 1.003% due 12/05/2059 •		$672	671
Total Australia (Cost $672)			671
BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Aircastle Ltd.
5.125% due 03/15/2021		$200	202
5.500% due 02/15/2022		300	312
Total Bermuda (Cost $507)			514
BRAZIL 17.8%
CORPORATE BONDS & NOTES 1.3%
Banco do Brasil S.A. 4.750% due 03/20/2024		$2,000	2,155
Banco Votorantim S.A.
4.000% due 09/24/2022		1,100	1,143
4.500% due 09/24/2024		600	635
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		320	349
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		2,400	2,550
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		1,100	1,177
Rede D'or Finance SARL 4.500% due 01/22/2030		300	313
			8,322
SOVEREIGN ISSUES 16.5%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2021 (d)	BRL	238,620	45,719
0.000% due 07/01/2021 (d)		252,000	48,023

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

0.000% due 10/01/2021 (d)		53,200	10,051
			103,793
Total Brazil (Cost $104,334)			112,115
CAYMAN ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Fantasia Holdings Group Co. Ltd. 10.875% due 01/09/2023		$500	524
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		500	486
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		100	109
Sunac China Holdings Ltd. 8.350% due 04/19/2023		500	527
Total Cayman Islands (Cost $1,631)			1,646
CHILE 4.2%
SOVEREIGN ISSUES 4.2%
Bonos de la Tesoreria de la Republica en pesos 0.000% due 07/01/2021 (d)	CLP	18,990,000	26,694
Total Chile (Cost $25,511)			26,694
CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
New Metro Global Ltd. 7.500% due 12/16/2021		$2,300	2,369
Total China (Cost $2,334)			2,369
COLOMBIA 1.1%
SOVEREIGN ISSUES 1.1%
Bogota Distrito Capital 9.750% due 07/26/2028	COP	60,000	21
Colombian TES 5.750% due 11/03/2027		22,862,000	7,091
Total Colombia (Cost $6,650)			7,112
DOMINICAN REPUBLIC 3.4%
SOVEREIGN ISSUES 3.4%
Dominican Republic International Bond
9.750% due 06/05/2026	DOP	602,700	11,169
11.000% due 12/04/2026		521,100	10,338
Total Dominican Republic (Cost $23,199)			21,507
EGYPT 1.4%
SOVEREIGN ISSUES 1.4%
Egypt Government International Bond
14.369% due 10/20/2025	EGP	67,100	4,312
14.605% due 09/08/2025		68,501	4,444
Total Egypt (Cost $8,658)			8,756
GHANA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Ghana Government Bonds 20.750% due 01/16/2023	GHS	10,000	1,752
Total Ghana (Cost $1,754)			1,752
HONG KONG 0.4%
CORPORATE BONDS & NOTES 0.4%
Huarong Finance Co. Ltd. 3.625% due 11/22/2021		$2,650	2,697

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Total Hong Kong (Cost $2,673)			2,697
HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 3.000% due 08/21/2030	HUF	306,800	1,123
Total Hungary (Cost $1,101)			1,123
INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,300	1,330
Total India (Cost $1,314)			1,330
INDONESIA 0.3%
SOVEREIGN ISSUES 0.3%
Perusahaan Penerbit SBSN Indonesia 3.400% due 03/29/2022		$2,000	2,071
Total Indonesia (Cost $1,986)			2,071
ISRAEL 2.4%
SOVEREIGN ISSUES 2.4%
Israel Government International Bond 1.250% due 11/30/2022	ILS	47,300	15,059
Total Israel (Cost $14,858)			15,059
ITALY 0.1%
CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(f)(g)	EUR	400	491
Total Italy (Cost $473)			491
KAZAKHSTAN 1.2%
CORPORATE BONDS & NOTES 1.2%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,125,750	7,365
Total Kazakhstan (Cost $9,512)			7,365
LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(a)(b)		$1,602	457
Total Luxembourg (Cost $982)			457
MAURITIUS 0.5%
CORPORATE BONDS & NOTES 0.5%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$2,850	3,093
Total Mauritius (Cost $2,870)			3,093
MEXICO 1.3%
CORPORATE BONDS & NOTES 1.2%
Petroleos Mexicanos
7.190% due 09/12/2024	MXN	75,000	3,417

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

7.650% due 11/24/2021		81,640	4,100
			7,517
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
7.500% due 06/03/2027		4,500	257
8.500% due 05/31/2029		3,900	239
			496
Total Mexico (Cost $7,774)			8,013
MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond 5.625% due 05/01/2023		$1,548	1,637
Total Mongolia (Cost $1,575)			1,637
NETHERLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Prosus NV 3.680% due 01/21/2030		$1,600	1,744
Total Netherlands (Cost $1,600)			1,744
NIGERIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Limited 6.220% due 12/14/2023 «		$3,100	3,057
Total Nigeria (Cost $3,062)			3,057
PERU 1.8%
SOVEREIGN ISSUES 1.8%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024	PEN	9,600	3,048
Peru Government International Bond
5.400% due 08/12/2034		19,900	6,044
6.150% due 08/12/2032		5,100	1,713
8.200% due 08/12/2026		700	263
Total Peru (Cost $10,927)			11,068
POLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
mBank S.A. 2.000% due 11/26/2021	EUR	100	124
Total Poland (Cost $111)			124
RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.650% due 04/10/2030	RUB	60,400	922
Total Russia (Cost $979)			922
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
Medco Bell Pte Ltd. 6.375% due 01/30/2027		$1,600	1,641
Total Singapore (Cost $1,579)			1,641
SOUTH AFRICA 8.1%
CORPORATE BONDS & NOTES 1.2%
Eskom Holdings SOC Ltd. 5.750% due 01/26/2021		$7,670	7,658

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Eskom Holdings SOC Ltd. 3.215% (LIBOR03M + 2.900%) due 07/07/2021 «~		5,100	5,100
SOVEREIGN ISSUES 6.1%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	72,500	4,710
10.500% due 12/21/2026		416,500	33,628
			38,338
Total South Africa (Cost $48,708)			51,096
SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
Banque Ouest Africaine de Developpement 5.500% due 05/06/2021		$7,042	7,162
Total Supranational (Cost $7,104)			7,162
UKRAINE 1.3%
SOVEREIGN ISSUES 1.3%
Ukraine Government International Bond
7.750% due 09/01/2021		$1,100	1,142
7.750% due 09/01/2022		6,500	6,966
Total Ukraine (Cost $7,680)			8,108
UKRAINIAN SSR 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ukraine 5.490% (LIBOR03M + 5.250%) due 06/29/2021 «~		$1,900	1,899
Total Ukrainian SSR (Cost $1,900)			1,899
UNITED KINGDOM 4.3%
CORPORATE BONDS & NOTES 0.5%
Ukreximbank Via Biz Finance PLC 16.500% due 03/02/2021	UAH	88,300	3,116
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	615
1.003% due 12/21/2049 •		13,456	18,394
1.703% due 12/21/2049 •		1,701	2,321
2.203% due 12/21/2049 •		850	1,159
2.703% due 12/21/2049 •		486	660
3.203% due 12/21/2049 •		486	652
			23,801
Total United Kingdom (Cost $27,507)			26,917
UNITED STATES 9.8%
ASSET-BACKED SECURITIES 3.6%
Bear Stearns Asset-Backed Securities Trust 3.208% due 07/25/2036 ~		$67	68
Citigroup Mortgage Loan Trust 0.208% due 07/25/2045 •		98	83
Countrywide Asset-Backed Certificates 0.338% due 11/25/2037 •		1,886	1,784
Countrywide Asset-Backed Certificates Trust 0.298% due 03/25/2047 ^•		252	247
Credit-Based Asset Servicing & Securitization LLC 0.268% due 07/25/2037 •		31	25
Fremont Home Loan Trust 0.298% due 10/25/2036 •		3,368	1,813
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •		27	17
GSAMP Trust 0.218% due 12/25/2036 •		97	59
HSI Asset Loan Obligation Trust 0.208% due 12/25/2036 •		38	14

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Humboldt Americas LLC 0.000% due 07/31/2022 «•	COP	34,000,000	9,338
JPMorgan Mortgage Acquisition Corp. 0.658% due 02/25/2036 ^•		$770	762
MASTR Asset-Backed Securities Trust 0.198% due 01/25/2037 •		190	70
Morgan Stanley ABS Capital, Inc. Trust 0.913% due 01/25/2035 •		185	178
Morgan Stanley Mortgage Loan Trust 5.988% due 11/25/2036 ^þ		1,167	427
RAAC Trust 0.848% due 02/25/2046 •		6,939	6,822
Residential Asset Securities Corp. Trust 1.108% due 08/25/2035 •		318	314
Securitized Asset-Backed Receivables LLC Trust 0.208% due 12/25/2036 ^•		268	87
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		770	768
			22,876
CORPORATE BONDS & NOTES 3.9%
Aviation Capital Group LLC
2.875% due 01/20/2022		500	506
3.875% due 05/01/2023		200	209
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		200	199
1.296% (US0003M + 1.080%) due 08/03/2022 ~		400	390
2.770% (US0003M + 2.550%) due 01/07/2021 ~		3,400	3,400
General Motors Financial Co., Inc. 1.228% (US0003M + 0.990%) due 01/05/2023 ~		100	100
Nissan Motor Acceptance Corp.
1.114% (US0003M + 0.890%) due 01/13/2022 ~		5,700	5,689
2.550% due 03/08/2021		100	100
2.650% due 07/13/2022		100	102
Republic of Colombia 1.000% due 07/24/2024	COP	39,240,000	13,938
			24,633
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Banc of America Mortgage Trust 2.884% due 07/25/2034 ~		$54	53
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 ~		321	329
CitiMortgage Alternative Loan Trust 0.798% due 10/25/2036 •		1,197	958
Countrywide Alternative Loan Trust
0.498% due 05/25/2036 ^•		1,500	620
0.708% due 12/25/2035 •		47	46
2.875% due 10/25/2035 ^~		20	18
Countrywide Home Loan Mortgage Pass-Through Trust
0.688% due 04/25/2046 •		414	158
2.780% due 02/20/2036 ^~		65	57
Credit Suisse Mortgage Capital Trust
3.036% due 10/27/2059 ~		1,322	1,337
3.089% due 12/26/2059 ~		954	959
GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •		212	173
HarborView Mortgage Loan Trust 2.609% due 10/19/2035 •		321	233
IndyMac Mortgage Loan Trust 0.788% due 07/25/2045 •		250	223
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		3,672	3,694
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		491	511
Mortgage Equity Conversion Asset Trust 0.590% due 05/25/2042 •		1,203	1,128
New York Mortgage Trust 0.688% due 04/25/2035 •		2,595	2,569
Structured Asset Mortgage Investments Trust 0.552% due 04/19/2035 •		674	683
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		215	219
WaMu Mortgage Pass-Through Certificates Trust
0.518% due 05/25/2034 •		239	205
3.410% due 03/25/2037 ~		96	96
			14,269
U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
1.772% due 11/01/2035 •		14	14

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

1.944% due 06/01/2043 •		85	86
1.944% due 07/01/2044 •		27	27
2.287% due 11/01/2035 •		15	14
2.413% due 09/01/2035 •		48	49
Freddie Mac
0.288% due 09/25/2031 •		72	71
2.429% due 08/01/2035 •		2	2
			263
Total United States (Cost $62,918)			62,041
SHORT-TERM INSTRUMENTS 16.7%
REPURCHASE AGREEMENTS (h) 0.1%			869
SHORT-TERM NOTES 1.0%
China Government International Bond 2.890% due 11/19/2021	CNY	41,200	6,324
ARGENTINA TREASURY BILLS 0.1%
(3.480)% due 09/13/2021 (d)(e)	ARS	62,662	457
JAPAN TREASURY BILLS 10.0%
(0.106)% due 02/22/2021 - 03/01/2021 (c)(d)	JPY	6,510,000	63,057
MEXICO TREASURY BILLS 3.9%
4.342% due 03/11/2021 (c)(d)	MXN	495,030	24,683
U.S. TREASURY BILLS 1.6%
0.093% due 01/07/2021 (c)(d)(k)		$10,169	10,169
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.060% due 03/16/2021 (d)(e)(k)		262	262
Total Short-Term Instruments (Cost $105,346)			105,821
Total Investments in Securities (Cost $517,769)			518,620
		SHARES
INVESTMENTS IN AFFILIATES 14.6%
SHORT-TERM INSTRUMENTS 14.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.6%
PIMCO Short Asset Portfolio		3,120,431	31,282
PIMCO Short-Term Floating NAV Portfolio III		6,129,649	60,445
Total Short-Term Instruments (Cost $91,696)			91,727
Total Investments in Affiliates (Cost $91,696)			91,727
Total Investments 96.9% (Cost $609,465)			$610,347
Financial Derivative Instruments (i)(j) 1.4%(Cost or Premiums, net $(2,977))			9,097
Other Assets and Liabilities, net 1.7%			10,394
Net Assets 100.0%			$629,838

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021		$869	U.S. Treasury Bills 0.000% due 12/30/2021			$(886)	$869	$869
Total Repurchase Agreements									$(886)	$869	$869
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%		$100	$(5)	$6	$1	$0	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	4.500%	Maturity	01/04/2021	BRL	820,800	$77	$(2,592)	$(2,515)	$0	$0
Pay	1-Year BRL-CDI	5.000	Maturity	01/04/2021		854,700	1,224	2,258	3,482	0	0
Receive	1-Year BRL-CDI	6.930	Maturity	01/04/2021		140,000	0	(1,238)	(1,238)	0	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021		205,500	20	1,886	1,906	0	0
Receive	1-Year BRL-CDI	7.425	Maturity	07/01/2021		66,000	0	(972)	(972)	1	0
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022		166,400	(86)	(638)	(724)	0	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		166,200	2,916	4	2,920	0	(1)
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023		235,300	(1,636)	(42)	(1,678)	0	(1)
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		155,100	(1)	1,151	1,150	0	0
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023		65,200	(115)	701	586	0	0
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		36,400	300	262	562	0	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		57,100	(89)	304	215	0	(1)
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	(117)	(117)	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	1-Year BRL-CDI	6.450	Maturity	01/04/2027		46,100	0	(293)	(293)	0	0
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		28,200	(123)	(98)	(221)	0	0
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		36,300	0	(256)	(256)	0	0
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027		30,700	(275)	(88)	(363)	0	(1)
Pay	1-Year BRL-CDI	7.300	Maturity	01/04/2027		58,900	0	588	588	2	0
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	(200)	(414)	0	(2)
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027		8,600	114	131	245	1	0
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		2,700	0	(99)	(99)	0	(1)
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		38,400	1,845	34	1,879	12	0
Pay	3-Month CNY-CNREPOFIX	2.625	Quarterly	12/16/2025	CNY	72,040	54	(54)	0	3	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	10/23/2021	COP	44,400,000	0	(353)	(353)	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	2.380	Quarterly	05/04/2022		100,000,000	0	240	240	8	0
Pay	3-Month COP-IBR Compounded-OIS	2.390	Quarterly	05/04/2022		297,200,000	23	705	728	25	0
Receive	3-Month COP-IBR Compounded-OIS	4.390	Quarterly	05/04/2022		54,957,300	0	(620)	(620)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	4.290	Quarterly	10/10/2022		16,725,500	0	(225)	(225)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	2.650	Quarterly	07/24/2024		43,761,000	0	17	17	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	213	213	3	0
Receive	3-Month COP-IBR Compounded-OIS	2.995	Quarterly	11/24/2025		25,719,000	0	19	19	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$278,100	(6,146)	(361)	(6,507)	0	(46)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	12/13/2022	ZAR	112,300	0	(463)	(463)	0	(16)
Receive	3-Month ZAR-JIBAR	6.665	Quarterly	01/09/2023		390,300	0	(1,817)	(1,817)	0	(60)
Pay	3-Month ZAR-JIBAR	6.410	Quarterly	02/11/2023		517,100	0	2,192	2,192	81	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		386,100	0	(2,619)	(2,619)	0	(108)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	183	183	7	0
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		44,200	0	(248)	(248)	0	(14)
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		44,100	0	(254)	(254)	0	(14)
Receive	6-Month CLP-CHILIBOR	1.870	Semi-Annual	01/14/2022	CLP	12,177,600	0	(363)	(363)	0	(1)
Receive	6-Month CLP-CHILIBOR	1.875	Semi-Annual	01/14/2022		12,972,800	0	(389)	(389)	0	(2)
Receive	6-Month CLP-CHILIBOR	0.700	Semi-Annual	11/24/2022		1,063,400	0	0	0	0	0
Pay(5)	6-Month CLP-CHILIBOR	1.220	Maturity	12/03/2022		20,061,000	0	80	80	0	(1)
Pay(5)	6-Month CLP-CHILIBOR	1.265	Maturity	12/03/2022		15,517,000	0	72	72	0	(1)
Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	03/01/2023		5,115,930	8	(218)	(210)	2	0
Receive	6-Month CLP-CHILIBOR	2.110	Semi-Annual	03/01/2023		2,440,000	0	(119)	(119)	1	0
Receive	6-Month CLP-CHILIBOR	2.120	Semi-Annual	03/01/2023		3,040,000	0	(149)	(149)	1	0
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	08/30/2023		925,200	0	(46)	(46)	0	0
Receive	6-Month CLP-CHILIBOR	0.905	Semi-Annual	11/24/2023		1,423,500	0	3	3	1	0
Receive	6-Month CLP-CHILIBOR	1.340	Semi-Annual	05/05/2024		6,866,900	0	(102)	(102)	2	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,445,000	0	(349)	(349)	1	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		4,510,000	0	(355)	(355)	1	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	(289)	(289)	1	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	(300)	(300)	1	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	329	329	0	(1)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		10,456,600	0	902	902	0	(3)
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		6,415,000	0	495	495	0	(2)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		278,000	0	22	22	0	0
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		8,297,500	0	(378)	(378)	2	0
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		4,148,700	0	(190)	(190)	1	0
Pay	6-Month CLP-CHILIBOR	2.545	Semi-Annual	02/05/2026		2,566,000	0	217	217	0	(2)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026		9,271,000	0	(830)	(830)	6	0
Pay	6-Month CLP-CHILIBOR	2.020	Semi-Annual	04/30/2026		11,700,000	0	422	422	0	(7)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026	11,151,100	0	336	336	0	(6)
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030	5,726,900	0	(664)	(664)	8	0
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030	834,000	0	84	84	0	(1)
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030	8,000,000	0	(87)	(87)	0	(8)
Receive	6-Month CLP-CHILIBOR	2.480	Semi-Annual	11/24/2030	2,760,000	0	4	4	1	0
Pay	6-Month CLP-CHILIBOR	2.565	Semi-Annual	11/27/2030	690,000	0	7	7	0	0
Pay	6-Month CLP-CHILIBOR	2.585	Semi-Annual	11/27/2030	690,000	0	8	8	0	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030	PLN	5,400	0	(1)	(1)	0	(16)
Pay	28-Day MXN-TIIE	4.530	Lunar	11/15/2022	MXN	255,500	24	36	60	2	0
Pay	28-Day MXN-TIIE	6.580	Lunar	01/01/2025	138,300	0	530	530	3	0
Pay	28-Day MXN-TIIE	4.880	Lunar	11/07/2025	389,400	0	175	175	10	0
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030	101,700	0	(519)	(519)	0	(6)
Receive	28-Day MXN-TIIE	5.575	Lunar	11/01/2030	222,500	0	(192)	(192)	0	(9)
Receive(5)	28-Day MXN-TIIE	6.470	Lunar	11/12/2030	200,024	0	(79)	(79)	0	(3)
$(2,080)	$(4,656)	$(6,736)	$187	$(368)
Total Swap Agreements	$(2,085)	$(4,650)	$(6,735)	$187	$(368)
Cash of $4,058 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	CLP	3,478,613	$4,459	$0	$(436)
01/2021	COP	13,753,792	3,953	0	(74)
01/2021	HUF	302,289	997	0	(21)
01/2021	JPY	5,800	56	0	0
01/2021	MXN	9,709	466	0	(21)
01/2021	$6,639	CLP	5,064,086	487	0
01/2021	2,308	CZK	53,753	195	0
01/2021	3,195	JPY	332,700	28	0
01/2021	14,030	PLN	54,261	497	0
01/2021	144	ZAR	2,220	7	0
01/2021	ZAR	26,321	$1,678	0	(109)
02/2021	$1,322	CZK	29,535	53	0
02/2021	56	JPY	5,800	0	0
03/2021	JPY	3,240,000	$31,037	0	(361)
03/2021	$7,292	HKD	56,528	1	0
03/2021	50,062	INR	3,764,923	1,104	0
BPS	01/2021	CAD	767	$592	0	(11)
01/2021	CLP	1,415,065	1,773	0	(218)
01/2021	EUR	2,631	3,190	0	(24)
01/2021	MXN	104,870	5,288	28	0
01/2021	$145	CLP	109,681	10	0
01/2021	2,225	COP	8,584,050	288	0
01/2021	4,750	PLN	18,411	179	0
01/2021	178	ZAR	2,807	12	0
02/2021	DKK	1,528	$246	0	(5)
02/2021	$6,298	RUB	464,130	11	(62)
03/2021	TWD	36,682	$1,309	0	(13)
03/2021	$1,133	INR	84,360	13	0
03/2021	11,178	PHP	539,189	9	0
03/2021	46,847	SGD	63,222	994	0
03/2021	36,817	TWD	1,030,923	324	0
BRC	01/2021	18,121	TRY	142,971	1,015	0
02/2021	6,160	CZK	136,877	214	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

BSH	01/2021	BRL	133,021		$31,822	6,213	0
	01/2021	CLP	1,303,553		1,714	0	(120)
	01/2021		$32,818	BRL	133,021	0	(7,209)
	04/2021	BRL	70,000		$12,390	0	(1,056)
	07/2021	CLP	18,968,163		25,530	0	(1,178)
	09/2021		$1,306	UYU	59,363	35	0
CBK	01/2021	CLP	616,373		$784	0	(83)
	01/2021	JPY	326,900		3,145	0	(21)
	01/2021	MXN	1,266		61	0	(3)
	01/2021		$1,260	CLP	955,280	84	0
	01/2021		6,995	COP	24,138,871	73	0
	01/2021		2,161	CZK	50,043	169	0
	01/2021		436	HUF	133,749	14	0
	01/2021		236	PLN	891	2	0
	01/2021		1,789	RUB	137,627	70	0
	01/2021		34	TRY	262	1	0
	01/2021		1,562	UYU	67,438	33	0
	01/2021		29,996	ZAR	469,229	1,855	0
	01/2021	ZAR	592,120		$38,164	0	(2,028)
	02/2021	PEN	96,178		26,415	6	(167)
	02/2021		$20,418	MXN	468,987	3,059	0
	02/2021		2,171	RUB	159,883	0	(20)
	03/2021	COP	24,138,871		$6,982	0	(78)
	03/2021		$13,957	MXN	315,016	1,731	0
	03/2021		49,931	PEN	178,827	0	(522)
	05/2021	PEN	44,112		$12,102	0	(80)
	05/2021		$909	ARS	85,455	0	(109)
	05/2021		56,357	PEN	202,960	0	(303)
DUB	01/2021	BRL	6,060		$1,139	0	(28)
	01/2021	CLP	1,232,837		1,567	0	(168)
	01/2021		$1,166	BRL	6,060	1	0
	01/2021		206	RUB	15,512	4	0
	02/2021	PEN	11,628		$3,233	19	0
GLM	01/2021	BRL	122,669		24,136	520	0
	01/2021	CLP	796		1	0	0
	01/2021	COP	1,188,570		325	0	(23)
	01/2021	MXN	256,064		12,628	0	(216)
	01/2021		$23,605	BRL	122,669	11	0
	01/2021		1,260	CLP	950,607	78	0
	01/2021		1,063	COP	4,096,802	137	0
	01/2021		228	MXN	4,559	1	(1)
	01/2021		1,358	PEN	4,896	0	(6)
	01/2021		3,436	RUB	261,643	97	0
	01/2021		612	TRY	4,742	24	0
	02/2021	DOP	231,567		$3,928	0	(40)
	02/2021	RON	3,771		933	0	(11)
	02/2021		$24,122	BRL	122,669	0	(513)
	02/2021		743	HKD	5,760	1	0
	02/2021		10,429	RON	42,974	332	0
	02/2021		5,005	RUB	381,603	131	0
	03/2021	CNH	228,545		$34,615	0	(365)
	03/2021	DOP	363,383		6,111	0	(79)
	03/2021	MXN	247,529		12,413	67	0
	03/2021		$4,216	DOP	250,000	43	0
	03/2021		30,612	THB	931,514	484	0
	04/2021	BRL	70,000		$12,466	0	(980)
	04/2021	DOP	36,434		613	0	(5)
	04/2021	PEN	4,896		1,357	5	0
	06/2021	DOP	634,124		10,718	57	0
	07/2021	BRL	61,500		10,868	0	(904)
	10/2021		26,600		4,743	0	(313)
HUS	01/2021	EUR	1,582		1,896	0	(37)
	01/2021	GBP	18,423		24,639	0	(555)
	01/2021	PEN	4,896		1,378	26	0
	01/2021		$4,487	EUR	3,683	13	0
	01/2021		4,035	MXN	82,682	112	0
	01/2021		11,952	PLN	45,604	258	0
	01/2021		1,578	UYU	67,100	7	0
	01/2021	ZAR	170,590		$10,837	0	(742)
	02/2021	EGP	43,619		2,700	0	(45)
	02/2021	HKD	61,733		7,933	0	(32)
	02/2021		$524	ILS	1,702	6	0
	02/2021		8,062	RUB	600,960	40	(15)
	03/2021	KRW	1,101,574		$995	0	(17)
	03/2021	PEN	9,459		2,634	21	0
	03/2021		$5,902	CNH	38,977	64	0
	03/2021		96,725	CNY	641,526	1,278	0
	03/2021		171	UYU	7,386	2	0
	04/2021	PEN	234,804		$64,985	125	0
	05/2021		$32,239	MXN	667,727	860	0
	11/2021	CNH	41,200		$6,181	0	(31)
IND	02/2021		$2,375	CZK	52,384	64	0
JPM	01/2021	BRL	16,725		$3,218	0	(2)
	01/2021	CLP	641,387		807	0	(96)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

01/2021	COP	24,072,829	6,606	0	(443)
01/2021	$3,263	BRL	16,725	0	(43)
01/2021	10,849	CLP	8,534,851	1,162	0
01/2021	921	MXN	18,554	10	0
01/2021	5,280	TRY	41,724	324	0
01/2021	ZAR	5,280	$341	0	(17)
02/2021	UAH	92,583	3,162	0	(70)
02/2021	$5,690	CZK	127,926	267	0
02/2021	942	RON	3,899	34	0
03/2021	EGP	3,254	$188	0	(15)
04/2021	BRL	98,620	17,579	0	(1,365)
04/2021	KZT	3,284,100	7,298	0	(359)
07/2021	BRL	190,500	33,864	0	(2,599)
MYI	01/2021	$373	CHF	338	9	0
01/2021	892	PLN	3,394	17	0
01/2021	140	TRY	1,219	23	0
01/2021	104	ZAR	1,531	0	0
03/2021	MXN	247,500	$12,313	0	(32)
03/2021	$189	EGP	3,254	14	0
10/2021	BRL	26,600	$4,744	0	(312)
10/2021	$208	TRY	2,084	40	0
11/2022	ILS	47,300	$14,718	0	(174)
RBC	01/2021	$998	GBP	743	18	0
03/2021	SGD	1,250	$934	0	(12)
SCX	01/2021	$637	COP	2,195,468	6	0
01/2021	14,201	HUF	4,341,103	423	0
01/2021	1,074	ZAR	15,781	0	(3)
02/2021	7,948	ILS	27,293	551	0
03/2021	COP	2,195,468	$636	0	(7)
03/2021	$24,314	IDR	350,103,524	715	0
03/2021	30,352	MYR	123,561	510	0
SSB	01/2021	1,010	MXN	20,582	23	0
03/2021	63,999	KRW	71,232,579	1,465	0
TOR	01/2021	BRL	112,004	$21,553	0	(10)
01/2021	$21,065	BRL	112,004	497	0
UAG	01/2021	TRY	1,219	$141	0	(22)
02/2021	JPY	3,270,000	31,457	0	(230)
02/2021	$3,776	CZK	83,067	92	0
02/2021	17,141	RUB	1,293,473	286	(21)
03/2021	CNH	25,419	$3,877	0	(13)
10/2021	TRY	2,084	211	0	(38)
Total Forward Foreign Currency Contracts	$30,188	$(25,341)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC USD versus BRL	BRL	5.300	02/24/2021	1,900	$61	$80
CBK	Put - OTC USD versus RUB	RUB	75.800	02/25/2021	1,900	51	63
Put - OTC USD versus TRY	TRY	7.950	02/25/2021	1,900	47	119
HUS	Put - OTC USD versus RUB	RUB	75.000	02/12/2021	6,100	134	147
MYI	Put - OTC USD versus BRL	BRL	5.350	02/08/2021	1,600	47	73
Put - OTC USD versus MXN	MXN	20.100	02/24/2021	1,900	49	48
Put - OTC USD versus ZAR	ZAR	15.250	02/24/2021	1,900	52	86
UAG	Put - OTC USD versus TRY	TRY	7.500	01/18/2021	3,200	20	61
Total Purchased Options	$461	$677
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500%	01/20/2021	3,700	$(3)	$0
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	5.150	02/24/2021	1,900	$(36)	$(48)
Call - OTC USD versus BRL	5.700	02/24/2021	1,900	(28)	(14)
CBK	Put - OTC USD versus RUB	RUB	73.750	02/25/2021	1,900	(27)	(33)
Call - OTC USD versus RUB	81.100	02/25/2021	1,900	(23)	(11)
Put - OTC USD versus TRY	TRY	7.410	02/25/2021	1,900	(11)	(32)
Call - OTC USD versus TRY	8.910	02/25/2021	1,900	(32)	(7)
HUS	Put - OTC USD versus RUB	RUB	72.000	02/12/2021	12,200	(114)	(81)
MYI	Put - OTC USD versus BRL	BRL	5.157	02/08/2021	3,200	(47)	(73)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Call - OTC USD versus BRL	5.700	02/18/2021	3,100	(49)	(20)
Put - OTC USD versus MXN	MXN	19.600	02/24/2021	1,900	(26)	(24)
Call - OTC USD versus MXN	21.400	02/24/2021	1,900	(21)	(12)
Put - OTC USD versus ZAR	ZAR	14.800	02/24/2021	1,900	(28)	(48)
Call - OTC USD versus ZAR	16.350	02/24/2021	1,900	(22)	(8)
UAG	Call - OTC USD versus RUB	RUB	87.750	02/12/2021	6,100	(97)	(8)
Call - OTC USD versus TRY	TRY	10.000	01/28/2021	1,500	(20)	0
Call - OTC USD versus TRY	12.000	10/27/2021	1,500	(68)	(20)
$(649)	$(439)
Total Written Options	$(652)	$(439)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2024	1.143%	$700	$11	$(7)	$4	$0
JPM	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	1.143	29,900	557	(401)	156	0
$568	$(408)	$160	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Egypt Government International Bond	1.000%	Quarterly	12/20/2021	1.729%	$8,500	$(725)	$668	$0	$(57)
Panama Government International Bond	1.000	Quarterly	06/20/2022	0.100	600	(3)	11	8	0
GST	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.512	1,300	(13)	11	0	(2)
JPM	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.512	1,500	(15)	12	0	(3)
Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.326	6,700	(525)	517	0	(8)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228	14,900	(30)	90	60	0
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.100	7,900	(34)	143	109	0
$(1,345)	$1,452	$177	$(70)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
BPS	Floating rate equal to 1-Month MXN-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 1-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	05/05/2023	MXN	722,250	$36,000	$37	$350	$387	$0
GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS	351,546	7	6,042	6,049	0
$44	$6,392	$6,436	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month COP-IBR Compounded-OIS	4.150%	Quarterly	05/04/2022	COP	298,031,500	$32	$(3,080)	$0	$(3,048)
GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	388	388	0
Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	32	32	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	53	53	0
$32	$(2,607)	$473	$(3,048)
VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	USD versus MXN 1-Year ATM Realized Volatility	14.400%	Maturity	11/24/2021	$11	$0	$8	$8	$0
CBK	Pay	USD versus MXN 1-Year ATM Realized Volatility	15.100	Maturity	11/05/2021	10	0	15	15	0
Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.600	Maturity	11/05/2021	10	0	7	7	0
DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.425	Maturity	11/05/2021	20	0	5	5	0
GLM	Pay	USD versus BRL 1-Year ATM Realized Volatility	18.300	Maturity	11/05/2021	10	0	(1)	0	(1)
Pay	USD versus BRL 1-Year ATM Realized Volatility	18.825	Maturity	11/23/2021	11	0	7	7	0
JPM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.350	Maturity	11/24/2021	22	0	2	2	0
Pay	USD versus RUB 1-Year ATM Realized Volatility	15.700	Maturity	11/03/2021	10	0	10	10	0
MYI	Pay	USD versus RUB 1-Year ATM Realized Volatility	15.500	Maturity	11/23/2021	11	0	10	10	0
Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.000	Maturity	11/24/2021	11	0	2	2	0
$0	$65	$66	$(1)
Total Swap Agreements	$(701)	$4,894	$7,312	$(3,119)
(k)

Securities with an aggregate market value of $6,902 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$306	$0	$306
Sovereign Issues	0	10,242	0	10,242
Australia
Non-Agency Mortgage-Backed Securities	0	671	0	671
Bermuda
Corporate Bonds & Notes	0	514	0	514
Brazil
Corporate Bonds & Notes	0	8,322	0	8,322
Sovereign Issues	0	103,793	0	103,793
Cayman Islands
Corporate Bonds & Notes	0	1,646	0	1,646
Chile
Sovereign Issues	0	26,694	0	26,694
China
Corporate Bonds & Notes	0	2,369	0	2,369
Colombia
Sovereign Issues	0	7,112	0	7,112
Dominican Republic
Sovereign Issues	0	21,507	0	21,507
Egypt
Sovereign Issues	0	8,756	0	8,756
Ghana
Sovereign Issues	0	1,752	0	1,752
Hong Kong
Corporate Bonds & Notes	0	2,697	0	2,697
Hungary
Sovereign Issues	0	1,123	0	1,123
India
Corporate Bonds & Notes	0	1,330	0	1,330
Indonesia
Sovereign Issues	0	2,071	0	2,071
Israel
Sovereign Issues	0	15,059	0	15,059
Italy
Corporate Bonds & Notes	0	491	0	491
Kazakhstan
Corporate Bonds & Notes	0	7,365	0	7,365
Luxembourg
Corporate Bonds & Notes	0	457	0	457
Mauritius
Corporate Bonds & Notes	0	3,093	0	3,093
Mexico
Corporate Bonds & Notes	0	7,517	0	7,517
Sovereign Issues	0	496	0	496
Mongolia
Sovereign Issues	0	1,637	0	1,637
Netherlands
Corporate Bonds & Notes	0	1,744	0	1,744
Nigeria
Loan Participations and Assignments	0	0	3,057	3,057
Peru
Sovereign Issues	0	11,068	0	11,068
Poland
Corporate Bonds & Notes	0	124	0	124
Russia
Sovereign Issues	0	922	0	922
Singapore
Corporate Bonds & Notes	0	1,641	0	1,641
South Africa
Corporate Bonds & Notes	0	7,658	0	7,658
Loan Participations and Assignments	0	0	5,100	5,100
Sovereign Issues	0	38,338	0	38,338
Supranational
Corporate Bonds & Notes	0	7,162	0	7,162
Ukraine
Sovereign Issues	0	8,108	0	8,108
Ukrainian SSR
Loan Participations and Assignments	0	0	1,899	1,899
United Kingdom
Corporate Bonds & Notes	0	3,116	0	3,116
Non-Agency Mortgage-Backed Securities	0	23,801	0	23,801
United States
Asset-Backed Securities	0	13,538	9,338	22,876
Corporate Bonds & Notes	0	24,633	0	24,633
Non-Agency Mortgage-Backed Securities	0	14,269	0	14,269
U.S. Government Agencies	0	263	0	263
Short-Term Instruments
Repurchase Agreements	0	869	0	869
Short-Term Notes	0	6,324	0	6,324
Argentina Treasury Bills	0	457	0	457
Japan Treasury Bills	0	63,057	0	63,057
Mexico Treasury Bills	0	24,683	0	24,683

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. Treasury Bills	0	10,169	0	10,169
U.S. Treasury Cash Management Bills	0	262	0	262
$0	$499,226	$19,394	$518,620
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$91,727	$0	$0	$91,727
Total Investments	$91,727	$499,226	$19,394	$610,347
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	187	0	187
Over the counter	0	38,177	0	38,177
$0	$38,364	$0	$38,364
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(368)	0	(368)
Over the counter	0	(28,899)	0	(28,899)
$0	$(29,267)	$0	$(29,267)
Total Financial Derivative Instruments	$0	$9,097	$0	$9,097
Totals	$91,727	$508,323	$19,394	$619,444

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$1,050	$0	$(579)	$7	$(951)	$473	$0	$0	$0	$0
Brazil
Loan Participations and Assignments	22,755	0	(22,700)	0	0	(55)	0	0	0	0
Cayman Islands
Asset-Backed Securities	8,252	0	(8,164)	1	(102)	13	0	0	0	0
Jersey, Channel Islands
Asset-Backed Securities	6,181	0	(6,130)	(17)	(55)	21	0	0	0	0
Luxembourg
Corporate Bonds & Notes	5	10	(13)	0	3	(5)	0	0	0	0
Nigeria
Loan Participations and Assignments	0	3,061	0	0	0	(4)	0	0	3,057	(5)
Qatar
Loan Participations and Assignments	27,582	0	(27,529)	65	(17)	(101)	0	0	0	0
South Africa
Loan Participations and Assignments	33,977	0	(28,111)	(89)	(590)	(87)	0	0	5,100	47
Ukrainian SSR
Loan Participations and Assignments	0	1,900	0	0	0	(1)	0	0	1,899	(1)
United Kingdom
Corporate Bonds & Notes	1,479	0	(225)	0	(12,768)	11,514	0	0	0	0
United States
Asset-Backed Securities	8,304	0	0	0	0	1,034	0	0	9,338	1,034
Short-Term Instruments
Argentina Treasury Bills	1,173	0	(927)	1	(393)	146	0	0	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2020 (Unaudited)

Totals	$110,758	$4,971	$(94,378)	$(32)	$(14,873)	$12,948	$0	$0	$19,394	$1,075
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Nigeria
Loan Participations and Assignments		3,057	Proxy Pricing			Base Price			98.750	—
South Africa
Loan Participations and Assignments		5,100	Third Party Vendor			Broker Quote			100.000	—
Ukrainian SSR
Loan Participations and Assignments		1,899	Proxy Pricing			Base Price			100.000	—
United States
Asset-Backed Securities		9,338	Proxy Pricing			Base Price			93.967	—
Total		$19,394
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.3% ¤
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Huarong Finance Co. Ltd. 3.625% due 11/22/2021	$200	$203
Total Hong Kong (Cost $202)		203
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		569
Total Short-Term Instruments (Cost $569)		569
Total Investments in Securities (Cost $771)		772
	SHARES
INVESTMENTS IN AFFILIATES 99.9%
UNITED STATES 98.1%
MUTUAL FUNDS (a) 98.1%
PIMCO Emerging Markets Bond Fund	7,642,313	83,301
PIMCO Emerging Markets Corporate Bond Fund	7,552,155	83,376
PIMCO Emerging Markets Local Currency and Bond Fund	28,738,277	200,881
Total United States (Cost $335,176)		367,558
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	699,523	6,898
Total Short-Term Instruments (Cost $6,876)		6,898
Total Investments in Affiliates (Cost $342,052)		374,456
Total Investments 100.2% (Cost $342,823)		$375,228
Other Assets and Liabilities, net (0.2)%		(700)
Net Assets 100.0%		$374,528

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$569	U.S. Treasury Bills 0.000% due 12/30/2021		$(581)	$569	$569
Total Repurchase Agreements							$(581)	$569	$569
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Hong Kong
Corporate Bonds & Notes					$0	$203	$0	$203
Short-Term Instruments
Repurchase Agreements					0	569	0	569
					$0	$772	$0	$772
Investments in Affiliates, at Value
United States
Mutual Funds					367,558	0	0	367,558
Short-Term Instruments
Central Funds Used for Cash Management Purposes					6,898	0	0	6,898
					$374,456	$0	$0	$374,456
Total Investments					$374,456	$772	$0	$375,228

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.8% ¤
ARGENTINA 0.6%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	52,700	$361
SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$6,999	2,806
0.125% due 07/09/2035 þ		4,934	1,774
15.500% due 10/17/2026	ARS	309,290	736
34.109% (BADLARPP) due 10/04/2022 ~		32,706	209
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		41,577	277
Autonomous City of Buenos Aires Argentina
37.424% (BADLARPP + 3.250%) due 03/29/2024 ~		269,335	1,563
37.748% (BADLARPP + 3.750%) due 02/22/2028 ~		128,290	716
37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		178,120	1,180
			9,261
Total Argentina (Cost $18,086)			9,622
BRAZIL 16.4%
CORPORATE BONDS & NOTES 2.9%
Banco BTG Pactual S.A. 4.500% due 01/10/2025 (i)		$4,900	5,243
Banco do Brasil S.A.
4.625% due 01/15/2025 (i)		1,700	1,852
4.750% due 03/20/2024 (i)		3,200	3,448
Banco Votorantim S.A.
4.000% due 09/24/2022 (i)		2,500	2,598
4.500% due 09/24/2024 (i)		1,800	1,906
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		320	348
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025		2,600	2,701
4.625% due 02/04/2030		2,100	2,231
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		700	749
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (d)(f)		1,580	10
Petrobras Global Finance BV 8.750% due 05/23/2026		823	1,070
Rede D'or Finance SARL 4.500% due 01/22/2030		6,200	6,476
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	77,930	17,217
			45,849
SOVEREIGN ISSUES 13.5%
Brazil Government International Bond
8.500% due 01/05/2024		47,400	9,936
10.250% due 01/10/2028		53,591	12,194
12.500% due 01/05/2022		15,639	3,303
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2021 (d)		286,200	54,835
0.000% due 07/01/2021 (d)		395,500	75,368
0.000% due 10/01/2021 (d)		147,000	27,773
0.000% due 01/01/2024 (d)		171,200	28,232
			211,641
Total Brazil (Cost $251,257)			257,490
CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.3%
Garanti Diversified Payment Rights Finance Co. 3.402% due 10/09/2021 «•		$4,233	4,226

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

CORPORATE BONDS & NOTES 0.1%
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		76	73
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		896	235
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,216	1,153
			1,461
Total Cayman Islands (Cost $6,177)			5,687
CHILE 3.1%
CORPORATE BONDS & NOTES 0.1%
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		$903	954
SOVEREIGN ISSUES 3.0%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	2,035,646	3,406
Bonos de la Tesoreria de la Republica en pesos
2.300% due 10/01/2028		14,005,000	19,659
4.700% due 09/01/2030		3,310,000	5,476
5.000% due 03/01/2035 (i)		5,055,000	8,644
6.000% due 01/01/2043 (i)		4,735,000	9,087
			46,272
Total Chile (Cost $45,830)			47,226
CHINA 11.9%
SOVEREIGN ISSUES 11.9%
China Development Bank
1.860% due 04/09/2023	CNY	207,900	31,056
3.000% due 08/07/2023		180,900	27,696
3.050% due 08/25/2026		25,100	3,775
3.420% due 07/02/2024		88,900	13,721
3.480% due 01/08/2029		45,200	6,853
3.500% due 08/13/2026		51,000	7,845
3.680% due 02/26/2026		40,000	6,230
4.040% due 04/10/2027		201,800	31,861
4.040% due 07/06/2028		90,500	14,304
4.240% due 08/24/2027		28,800	4,607
China Government Bond
1.990% due 04/09/2025		145,700	21,410
2.680% due 05/21/2030		10,100	1,482
2.700% due 11/03/2026		57,200	8,599
2.850% due 06/04/2027		10,400	1,562
3.120% due 12/05/2026		37,400	5,726
Total China (Cost $179,077)			186,727
COLOMBIA 3.1%
CORPORATE BONDS & NOTES 1.6%
Banco Davivienda S.A. 7.500% due 10/24/2022	COP	22,700,000	6,978
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,432,000	755
8.375% due 11/08/2027		56,183,000	17,568
			25,301
SOVEREIGN ISSUES 1.5%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	7,546
Colombia Government International Bond 4.375% due 03/21/2023		3,373,000	1,009
Colombian TES
5.750% due 11/03/2027		11,230,000	3,483
7.000% due 06/30/2032		3,937,900	1,271
7.250% due 10/26/2050		7,607,200	2,396

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		22,238,000	6,965
			22,670
Total Colombia (Cost $58,025)			47,971
CZECH REPUBLIC 3.1%
SOVEREIGN ISSUES 3.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	667,520	30,313
1.200% due 03/13/2031		75,300	3,483
2.400% due 09/17/2025		292,900	14,673
Total Czech Republic (Cost $43,334)			48,469
DOMINICAN REPUBLIC 3.4%
SOVEREIGN ISSUES 3.4%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	280,600	4,977
9.750% due 06/05/2026		1,365,900	25,313
10.250% due 01/11/2024		27,700	512
10.375% due 03/04/2022		13,700	246
10.500% due 04/07/2023		4,000	74
10.750% due 08/11/2028		306,800	6,099
12.000% due 03/05/2032		687,600	14,993
16.950% due 02/04/2022		80,200	1,535
Total Dominican Republic (Cost $55,062)			53,749
EGYPT 1.6%
SOVEREIGN ISSUES 1.6%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	2,300	2,929
14.313% due 10/13/2023	EGP	32,000	2,069
14.369% due 10/20/2025		163,700	10,519
14.605% due 09/08/2025		142,100	9,218
Total Egypt (Cost $24,201)			24,735
FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A. 6.240% due 02/06/2025 «	IDR	21,000,000	1,576
Total France (Cost $1,191)			1,576
GERMANY 3.1%
CORPORATE BONDS & NOTES 3.1%
Deutsche Bank AG 6.680% due 01/23/2025 «	IDR	667,100,000	49,244
Total Germany (Cost $49,511)			49,244
GHANA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Ghana Government Bonds 20.750% due 01/16/2023	GHS	10,000	1,752
Total Ghana (Cost $1,754)			1,752
HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
Huarong Finance Co. Ltd.
3.250% due 06/03/2021		$4,900	4,929
3.625% due 11/22/2021		3,900	3,969
Total Hong Kong (Cost $8,810)			8,898
HUNGARY 5.1%
SOVEREIGN ISSUES 5.1%
Hungary Government International Bond
1.500% due 04/22/2026	HUF	3,335,100	11,306

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

2.000% due 05/23/2029		1,225,000	4,167
2.500% due 10/24/2024 (i)		4,341,200	15,476
2.750% due 12/22/2026 (i)		10,193,600	36,964
3.000% due 06/26/2024 (i)		3,341,800	12,046
Total Hungary (Cost $77,590)			79,959
INDONESIA 1.3%
SOVEREIGN ISSUES 1.3%
Indonesia Government International Bond
7.000% due 05/15/2027	IDR	63,719,000	4,865
8.375% due 09/15/2026		122,000,000	9,971
8.375% due 03/15/2034		31,449,000	2,623
8.375% due 04/15/2039		41,868,000	3,523
Total Indonesia (Cost $19,702)			20,982
ITALY 0.3%
CORPORATE BONDS & NOTES 0.3%
Banca Carige SpA 0.977% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	3,700	4,546
Total Italy (Cost $4,104)			4,546
JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
ARTS Ltd. 1.997% due 09/15/2021 «•		$2,908	2,883
Total Jersey, Channel Islands (Cost $2,897)			2,883
KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,235,500	7,623
Total Kazakhstan (Cost $9,846)			7,623
LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(a)(b)		$1,858	477
Total Luxembourg (Cost $1,007)			477
MALAYSIA 6.5%
SOVEREIGN ISSUES 6.5%
Malaysia Government International Bond
3.478% due 06/14/2024 (i)	MYR	9,500	2,479
3.502% due 05/31/2027 (i)		79,300	21,052
3.733% due 06/15/2028 (i)		23,000	6,232
3.757% due 04/20/2023 (i)		2,900	751
3.757% due 05/22/2040 (i)		2,150	565
3.899% due 11/16/2027 (i)		20,000	5,442
3.906% due 07/15/2026 (i)		8,800	2,371
3.955% due 09/15/2025 (i)		52,200	14,052
4.254% due 05/31/2035 (i)		5,300	1,472
4.642% due 11/07/2033 (i)		1,290	367
4.736% due 03/15/2046		960	272
4.921% due 07/06/2048		1,153	337
4.935% due 09/30/2043 (i)		1,610	469
Malaysia Government Investment Issue
3.151% due 05/15/2023 (i)		86,100	22,022
3.422% due 09/30/2027 (i)		8,900	2,338
3.899% due 06/15/2027		3,836	1,031
4.130% due 07/09/2029 (i)		16,450	4,526
4.258% due 07/26/2027 (i)		2,500	686
4.369% due 10/31/2028 (i)		8,300	2,309
4.638% due 11/15/2049 (i)		3,774	1,053
4.724% due 06/15/2033 (i)		38,788	11,045

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Malaysia (Cost $93,041)			100,871
MEXICO 5.7%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «		742,577	0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.8%
Petroleos Mexicanos 7.190% due 09/12/2024	MXN	290,500	13,234
SOVEREIGN ISSUES 4.9%
Mexico Government International Bond
6.750% due 03/09/2023		337,100	17,791
7.500% due 06/03/2027		92,100	5,269
7.750% due 11/13/2042 (i)		435,300	25,216
8.000% due 09/05/2024		112,400	6,314
8.000% due 11/07/2047 (i)		112,500	6,675
8.500% due 05/31/2029		84,400	5,172
8.500% due 11/18/2038		38,000	2,366
10.000% due 11/20/2036		112,000	7,888
			76,691
Total Mexico (Cost $94,987)			89,925
NETHERLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 •	EUR	262	320
CORPORATE BONDS & NOTES 0.0%
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)		600	755
Total Netherlands (Cost $977)			1,075
NIGERIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Limited 6.220% due 12/14/2023 «		$7,900	7,790
Total Nigeria (Cost $7,802)			7,790
PERU 6.6%
CORPORATE BONDS & NOTES 0.4%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	19,300	5,747
SOVEREIGN ISSUES 6.2%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		49,900	15,842
Peru Government International Bond
5.400% due 08/12/2034 (i)		7,200	2,198
5.400% due 08/12/2034		9,000	2,722
5.940% due 02/12/2029		35,100	12,101
6.150% due 08/12/2032 (i)		4,000	1,344
6.350% due 08/12/2028 (i)		3,600	1,264
6.350% due 08/12/2028		71,300	25,023
6.900% due 08/12/2037		23,500	8,070
6.950% due 08/12/2031		62,800	22,558

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

8.200% due 08/12/2026		17,200	6,453
			97,575
Total Peru (Cost $100,904)			103,322
PHILIPPINES 0.6%
SOVEREIGN ISSUES 0.6%
Philippines Government International Bond 3.900% due 11/26/2022	PHP	432,000	9,178
Total Philippines (Cost $10,519)			9,178
POLAND 4.6%
SOVEREIGN ISSUES 4.6%
Poland Government International Bond
2.500% due 07/25/2026 (i)	PLN	89,100	26,333
2.500% due 07/25/2027 (i)		62,046	18,446
2.750% due 04/25/2028 (i)		23,300	7,055
2.750% due 10/25/2029 (i)		66,300	20,249
Total Poland (Cost $61,935)			72,083
QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
6.800% due 03/04/2030 «	IDR	2,000,000	153
6.900% due 01/23/2025 «		100,000	7
Total Qatar (Cost $129)			160
ROMANIA 2.6%
SOVEREIGN ISSUES 2.6%
Romanian Government International Bond
3.650% due 07/28/2025	RON	16,800	4,401
3.650% due 09/24/2031		5,100	1,327
4.150% due 01/26/2028 (i)		18,800	5,100
4.500% due 06/17/2024 (i)		100,500	26,812
5.000% due 02/12/2029 (i)		10,300	2,975
Total Romania (Cost $36,105)			40,615
RUSSIA 7.0%
SOVEREIGN ISSUES 7.0%
Russia Government International Bond
7.050% due 01/19/2028	RUB	431,600	6,305
7.100% due 10/16/2024		438,700	6,346
7.650% due 04/10/2030		1,541,200	23,529
7.700% due 03/23/2033		763,300	11,632
7.950% due 10/07/2026		2,532,100	38,409
8.500% due 09/17/2031		1,468,500	23,831
Total Russia (Cost $112,422)			110,052
SOUTH AFRICA 12.8%
CORPORATE BONDS & NOTES 1.4%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (d)	ZAR	140,400	4,068
0.000% due 12/31/2032 (d)		352,000	4,125
5.750% due 01/26/2021		$3,100	3,095
7.850% due 04/02/2026	ZAR	152,000	10,419
Transnet SOC Ltd. 10.000% due 03/30/2029		10,500	732
			22,439
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Eskom Holdings SOC Ltd. 3.215% (LIBOR03M + 2.900%) due 07/07/2021 «~		$22,500	22,500
SOVEREIGN ISSUES 10.0%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	63,900	3,006
7.000% due 02/28/2031		137,327	8,022
8.000% due 01/31/2030 (i)		494,350	32,116
8.250% due 03/31/2032		465,400	28,591

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

8.500% due 01/31/2037		273,700	15,476
8.750% due 01/31/2044		96,300	5,372
8.875% due 02/28/2035 (i)		348,400	20,908
9.000% due 01/31/2040		44,700	2,595
10.500% due 12/21/2026		491,300	39,668
			155,754
Total South Africa (Cost $213,457)			200,693
SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
7.250% due 12/07/2024	IDR	400,000	30
8.000% due 05/15/2024		100,000	8
Total South Korea (Cost $35)			38
SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	850	1,075
Total Spain (Cost $972)			1,075
SUPRANATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Corp. Andina de Fomento 6.500% due 03/16/2023	IDR	500,000	36
Total Supranational (Cost $35)			36
THAILAND 5.4%
SOVEREIGN ISSUES 5.4%
Thailand Government International Bond
1.600% due 12/17/2029 (i)	THB	184,150	6,389
1.875% due 06/17/2049		38,700	1,275
2.000% due 06/17/2042		26,000	908
2.125% due 12/17/2026 (i)		248,200	8,966
2.875% due 12/17/2028		62,000	2,362
2.875% due 06/17/2046 (i)		23,000	917
3.300% due 06/17/2038 (i)		579,450	24,108
3.600% due 06/17/2067 (i)		17,600	795
3.650% due 06/20/2031 (i)		229,100	9,381
3.775% due 06/25/2032 (i)		446,650	18,670
4.000% due 06/17/2066 (i)		5,000	244
4.675% due 06/29/2044 (i)		68,700	3,501
4.875% due 06/22/2029		142,400	6,174
Total Thailand (Cost $78,763)			83,690
TURKEY 0.9%
CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		$200	205
SOVEREIGN ISSUES 0.9%
Turkey Government International Bond
11.000% due 02/24/2027	TRY	101,400	12,742
12.400% due 03/08/2028		4,600	615
			13,357
Total Turkey (Cost $15,043)			13,562
UKRAINE 0.2%
SOVEREIGN ISSUES 0.2%
Ukraine Government International Bond 6.750% due 06/20/2026	EUR	2,700	3,643

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Ukraine (Cost $3,409)			3,643
UKRAINIAN SSR 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ukraine 5.490% (LIBOR03M + 5.250%) due 06/29/2021 «~		$4,800	4,798
Total Ukrainian SSR (Cost $4,800)			4,798
UNITED KINGDOM 0.4%
CORPORATE BONDS & NOTES 0.2%
Ukraine Railways Via Shortline PLC 9.875% due 09/15/2021		$380	391
Ukreximbank Via Biz Finance PLC 16.500% due 03/02/2021	UAH	58,100	2,051
			2,442
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	316
1.703% due 12/21/2049 •		868	1,184
2.203% due 12/21/2049 •		434	592
2.703% due 12/21/2049 •		248	337
3.203% due 12/21/2049 •		248	333
			2,762
Total United Kingdom (Cost $5,803)			5,204
UNITED STATES 15.4%
ASSET-BACKED SECURITIES 3.1%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.318% due 03/25/2036 •		$90	90
0.368% due 12/25/2036 •		3,200	2,840
Countrywide Asset-Backed Certificates 0.338% due 11/25/2037 •		11,438	10,817
Credit-Based Asset Servicing & Securitization LLC 0.268% due 07/25/2037 •		14	11
Credit-Based Asset Servicing & Securitization Trust 3.342% due 01/25/2037 ^þ		17,065	7,833
Fieldstone Mortgage Investment Trust 0.528% due 05/25/2036 •		1,529	1,226
Fremont Home Loan Trust
0.388% due 08/25/2036 •		2,860	1,266
0.763% due 11/25/2035 •		500	466
GSAA Home Equity Trust 6.002% due 11/25/2036 þ		1,291	710
GSAMP Trust 0.238% due 01/25/2037 •		1,213	889
HSI Asset Securitization Corp. Trust 0.288% due 01/25/2037 •		1,256	1,077
Lehman XS Trust 5.144% due 01/25/2036 ^þ		4,359	4,394
MASTR Asset-Backed Securities Trust
0.368% due 11/25/2036 •		3,511	2,648
0.428% due 05/25/2037 •		1,655	1,298
Morgan Stanley ABS Capital, Inc. Trust 0.913% due 01/25/2035 •		300	288
Morgan Stanley Mortgage Loan Trust 1.507% due 11/25/2036 ^•		250	115
Option One Mortgage Loan Trust
0.368% due 04/25/2037 •		806	640
0.368% due 05/25/2037 •		294	216
SLM Student Loan Trust 0.039% due 01/25/2040 •	EUR	2,400	2,711
Soundview Home Loan Trust 0.318% due 08/25/2037 •		$822	754
Structured Asset Securities Corp. Mortgage Loan Trust 0.368% due 10/25/2037 •		6,535	4,657
Towd Point Mortgage Trust 1.148% due 05/25/2058 •		857	864
Wells Fargo Home Equity Asset-Backed Securities Trust
0.378% due 04/25/2037 •		440	428

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

0.468% due 03/25/2037 •		2,000	1,792
			48,030
CORPORATE BONDS & NOTES 5.9%
Continental Resources, Inc. 5.000% due 09/15/2022		137	137
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		400	398
1.521% (US0003M + 1.270%) due 03/28/2022 ~		200	197
2.770% (US0003M + 2.550%) due 01/07/2021 ~		3,500	3,500
3.087% due 01/09/2023 (i)		2,700	2,752
3.360% (US0003M + 3.140%) due 01/07/2022 ~		200	201
3.550% due 10/07/2022 (i)		1,600	1,635
JPMorgan Chase Bank N.A.
6.125% due 05/17/2028	IDR	60,415,000	4,361
6.375% due 04/17/2042		105,000,000	7,018
7.500% due 08/18/2032		150,000,000	11,614
9.500% due 07/17/2031		470,385,000	41,605
10.000% due 02/17/2028		77,676,000	6,760
10.500% due 07/19/2038		118,000,000	11,151
Rio Oil Finance Trust 9.250% due 07/06/2024		$439	487
			91,816
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		738	688
Banc of America Funding Trust 3.997% due 03/20/2036 ~		27	26
BCAP LLC Trust
0.318% due 01/25/2037 ^•		254	256
3.257% due 05/26/2037 ~		3,255	3,185
Bear Stearns Adjustable Rate Mortgage Trust
2.838% due 01/25/2035 ~		7	7
3.199% due 02/25/2036 ^~		70	68
Bear Stearns ALT-A Trust
3.133% due 08/25/2036 ^~		365	311
3.152% due 09/25/2035 ^~		17	14
3.171% due 04/25/2037 ~		9,071	7,970
Citigroup Mortgage Loan Trust
2.895% due 07/25/2046 ^~		41	40
3.258% due 04/25/2066 ~		1,885	1,928
3.361% due 09/25/2037 ^~		4,779	4,652
4.005% due 03/25/2034 ~		9	9
CitiMortgage Alternative Loan Trust
0.798% due 10/25/2036 •		1,257	1,006
6.000% due 06/25/2037 ^		81	80
Countrywide Alternative Loan Trust 0.498% due 05/25/2036 ^•		1,900	786
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •		1,255	1,148
2.997% due 09/25/2047 ^~		26	25
6.500% due 12/25/2037		861	541
Countrywide Home Loan Reperforming REMIC Trust 0.575% due 11/25/2034 •		366	331
Credit Suisse Mortgage Capital Certificates 0.649% due 11/30/2037 ~		1,300	1,196
Credit Suisse Mortgage Capital Trust 3.036% due 10/27/2059 ~		1,889	1,910
GreenPoint Mortgage Funding Trust 0.588% due 06/25/2045 •		124	112
GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •		283	231
GSR Mortgage Loan Trust 2.916% due 11/25/2035 ^~		71	53
HarborView Mortgage Loan Trust
0.832% due 06/20/2035 •		510	489
2.609% due 10/19/2035 •		413	300
3.344% due 08/19/2036 ^~		8	9
HomeBanc Mortgage Trust 3.143% due 04/25/2037 ^~		14	14
Impac CMB Trust
0.788% due 03/25/2035 •		164	164
5.730% due 01/25/2033 þ		798	842
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 ^•		468	453
0.328% due 02/25/2037 •		862	845
0.788% due 07/25/2045 •		157	139
JPMorgan Mortgage Trust 3.462% due 06/25/2036 ^~		313	272
JPMorgan Resecuritization Trust 2.500% due 03/25/2056		626	625
Lehman XS Trust 0.398% due 08/25/2037 •		2,143	1,997

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Luminent Mortgage Trust 0.508% due 12/25/2036 ^•		26	25
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•		88	5
Morgan Stanley Mortgage Loan Trust 2.201% due 06/25/2036 ~		12	12
Residential Accredit Loans, Inc. Trust
1.641% due 10/25/2037 ~		1,419	1,333
5.246% due 02/25/2036 ^~		106	90
Residential Asset Securitization Trust 0.548% due 01/25/2046 ^•		150	40
Sequoia Mortgage Trust 2.345% due 01/20/2047 ^~		30	23
Structured Adjustable Rate Mortgage Loan Trust
2.009% due 01/25/2035 ^•		42	39
3.652% due 03/25/2036 ^~		63	57
Structured Asset Mortgage Investments Trust 0.448% due 02/25/2037 •		1,724	1,624
SunTrust Adjustable Rate Mortgage Loan Trust 2.996% due 10/25/2037 ^~		1,443	1,329
TBW Mortgage-Backed Trust 6.040% due 01/25/2037 ^þ		1,538	612
Thornburg Mortgage Securities Trust 1.589% due 06/25/2047 ^•		501	448
WaMu Mortgage Pass-Through Certificates Trust
0.518% due 05/25/2034 •		310	266
2.722% due 12/25/2036 ^~		44	43
2.966% due 01/25/2037 ^~		67	61
3.014% due 09/25/2036 ^~		61	59
3.208% due 04/25/2037 ^~		43	40
3.651% due 03/25/2036 ~		742	718
Wells Fargo Mortgage-Backed Securities Trust 2.911% due 10/25/2036 ~		1,000	940
			40,486
SOVEREIGN ISSUES 3.8%
Republic of Colombia
1.000% due 11/26/2025	COP	107,000,000	34,345
1.000% due 11/03/2027		7,613,000	2,356
1.000% due 11/03/2027		10,551,700	3,267
1.000% due 06/30/2032		45,007,100	14,507
1.000% due 10/18/2034		13,500,000	4,415
			58,890
U.S. GOVERNMENT AGENCIES 0.0%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049		$93	100
Total United States (Cost $232,515)			239,322
URUGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Uruguay Monetary Regulation Bill 0.000% due 02/05/2021 (d)	UYU	65,300	1,532
Total Uruguay (Cost $1,681)			1,532
SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (h) 0.3%			4,932
ARGENTINA TREASURY BILLS 0.1%
(3.480)% due 09/13/2021 (d)(e)	ARS	127,338	928
EGYPT TREASURY BILLS 0.4%
13.272% due 02/09/2021 (c)(d)	EGP	103,400	6,492
U.S. TREASURY BILLS 0.4%
0.098% due 01/07/2021 - 01/26/2021 (c)(d)(l)		$6,296	6,296

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.089% due 03/16/2021 (d)(e)(l)	261	261
Total Short-Term Instruments (Cost $18,928)		18,909
Total Investments in Securities (Cost $1,951,723)		1,967,189
	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	292,793	2,887
Total Short-Term Instruments (Cost $2,886)		2,887
Total Investments in Affiliates (Cost $2,886)		2,887
Total Investments 126.0% (Cost $1,954,609)		$1,970,076
Financial Derivative Instruments (j)(k)2.2%(Cost or Premiums, net $(6,786))		34,464
Other Assets and Liabilities, net (28.2)%		(440,995)
Net Assets 100.0%		$1,563,545

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$4,932	U.S. Treasury Bills 0.000% due 12/30/2021	$(5,031)	$4,932	$4,932
Total Repurchase Agreements	$(5,031)	$4,932	$4,932
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	0.700%	12/20/2019	TBD(2)	HUF	(3,038,702)	$(10,284)
0.700	01/09/2020	TBD(2)	(9,759,283)	(33,223)
0.700	02/18/2020	04/09/2021	(1,076,323)	(3,635)
0.700	10/07/2020	01/06/2022	(681,112)	(2,297)
0.700	11/06/2020	09/25/2021	(522,318)	(1,762)
0.700	11/20/2020	01/06/2022	(1,482,829)	(5,001)
7.250	11/19/2020	TBD(2)	ZAR	(281,137)	(19,243)
7.250	11/23/2020	TBD(2)	(272,472)	(18,641)
DBL	(0.250)	12/23/2020	01/05/2021	PLN	(10,851)	(2,904)
(0.150)	12/16/2020	01/05/2021	(48,466)	(12,973)
(0.150)	01/05/2021	01/19/2021	(74,598)	(19,969)
(0.080)	12/22/2020	01/05/2021	(25,804)	(6,907)
JML	0.450	10/05/2020	01/14/2021	$(52,158)	(52,218)
0.450	12/15/2020	01/15/2021	(15,206)	(15,209)
0.500	10/05/2020	01/14/2021	(29,981)	(30,019)
0.550	10/05/2020	01/14/2021	(2,981)	(2,985)
0.550	12/21/2020	01/14/2021	(1,132)	(1,133)
0.700	12/29/2020	01/15/2021	(5,156)	(5,157)
4.150	12/21/2020	01/13/2021	MXN	(121,627)	(6,122)
4.500	12/21/2020	01/13/2021	(388,231)	(19,544)
MBC	0.250	12/10/2020	TBD(2)	PLN	(82,400)	(22,061)
5.000	12/03/2020	TBD(2)	ZAR	(122,651)	(8,381)
SCX	0.500	07/29/2020	TBD(2)	$(41,357)	(41,448)
0.500	08/26/2020	TBD(2)	(676)	(677)
0.500	09/30/2020	TBD(2)	(18,669)	(18,710)
0.550	07/28/2020	TBD(2)	(19,477)	(19,525)
0.550	07/29/2020	TBD(2)	(5,663)	(5,677)
0.550	08/26/2020	TBD(2)	(9,749)	(9,773)
TDM	0.550	12/29/2020	TBD(2)	(3,722)	(3,722)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

UBS				0.650			12/22/2020	01/21/2021	(7,072)		(7,074)
Total Reverse Repurchase Agreements											$(406,274)
(i)	Securities with an aggregate market value of $426,776 and cash of $2,580 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(393,991) at a weighted average interest rate of 1.063%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%		$1,700	$(81)	$103	$22	$0	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	4.500%	Maturity	01/04/2021	BRL	587,500	$55	$(1,855)	$(1,800)	$0	$0
Pay	1-Year BRL-CDI	5.000	Maturity	01/04/2021		488,900	699	1,293	1,992	0	0
Pay	1-Year BRL-CDI	6.885	Maturity	01/04/2021		161,600	0	1,411	1,411	0	0
Review	1-Year BRL-CDI	6.930	Maturity	01/04/2021		289,200	0	(2,560)	(2,560)	0	0
Receive	1-Year BRL-CDI	6.983	Maturity	01/04/2021		178,900	0	(1,654)	(1,654)	0	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021		270,200	26	2,481	2,507	0	0
Pay	1-Year BRL-CDI	7.095	Maturity	01/04/2021		287,300	0	2,747	2,747	0	0
Pay	1-Year BRL-CDI	7.184	Maturity	01/04/2021		139,400	0	1,382	1,382	0	0
Receive	1-Year BRL-CDI	7.190	Maturity	01/04/2021		409,500	(1,979)	(2,089)	(4,068)	0	0
Pay	1-Year BRL-CDI	7.220	Maturity	01/04/2021		244,600	0	2,453	2,453	0	0
Receive	1-Year BRL-CDI	7.255	Maturity	01/04/2021		259,200	0	(2,582)	(2,582)	0	0
Receive	1-Year BRL-CDI	7.290	Maturity	01/04/2021		535,900	0	(5,396)	(5,396)	0	0
Pay	1-Year BRL-CDI	7.830	Maturity	01/04/2021		642,700	8	8,028	8,036	0	0
Pay	1-Year BRL-CDI	8.190	Maturity	01/04/2021		122,400	0	1,938	1,938	0	0
Receive	1-Year BRL-CDI	8.790	Maturity	01/04/2021		296,300	(1,233)	(3,793)	(5,026)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		57,400	(4)	1,906	1,902	0	0
Pay	1-Year BRL-CDI	2.700	Maturity	01/03/2022		276,200	25	62	87	0	0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022		7,410	0	0	0	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		6,100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		30,790	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		11,100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		92,400	0	(9)	(9)	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		421,700	2	(44)	(42)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		355,400	0	(43)	(43)	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		75,500	0	(9)	(9)	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		109,900	0	(14)	(14)	0	0
Receive	1-Year BRL-CDI	3.055	Maturity	01/03/2022		31,800	(14)	(33)	(47)	0	0
Pay	1-Year BRL-CDI	3.100	Maturity	01/03/2022		747,000	126	652	778	0	(1)
Pay	1-Year BRL-CDI	3.125	Maturity	01/03/2022		161,100	0	175	175	0	0
Pay	1-Year BRL-CDI	3.130	Maturity	01/03/2022		514,900	(55)	622	567	0	0
Receive	1-Year BRL-CDI	3.150	Maturity	01/03/2022		231,900	(295)	(112)	(407)	0	0
Receive	1-Year BRL-CDI	3.170	Maturity	01/03/2022		23,000	(4)	(23)	(27)	0	0
Receive	1-Year BRL-CDI	3.990	Maturity	01/03/2022		134,800	(365)	(213)	(578)	0	0
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022		363,700	(912)	(670)	(1,582)	1	0
Pay	1-Year BRL-CDI	4.460	Maturity	01/03/2022		5,200	(6)	36	30	0	0
Pay	1-Year BRL-CDI	4.500	Maturity	01/03/2022		207,200	18	1,209	1,227	0	0
Receive	1-Year BRL-CDI	5.650	Maturity	01/03/2022		99,700	0	(1,023)	(1,023)	0	0
Pay	1-Year BRL-CDI	6.260	Maturity	01/03/2022		85,700	(1)	1,085	1,084	0	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		191,600	993	2,374	3,367	0	(1)
Pay	1-Year BRL-CDI	4.020	Maturity	01/02/2023		95,900	0	70	70	0	0
Pay	1-Year BRL-CDI	4.030	Maturity	01/02/2023		130,200	0	101	101	0	0
Pay	1-Year BRL-CDI	4.038	Maturity	01/02/2023		31,800	0	25	25	0	0
Receive	1-Year BRL-CDI	4.045	Maturity	01/02/2023		400,900	(123)	(569)	(692)	0	0
Pay	1-Year BRL-CDI	4.070	Maturity	01/02/2023		113,900	0	106	106	0	0
Pay	1-Year BRL-CDI	4.100	Maturity	01/02/2023		192,600	6	225	231	0	0
Receive	1-Year BRL-CDI	4.605	Maturity	01/02/2023		100,000	0	(278)	(278)	0	0
Receive	1-Year BRL-CDI	4.640	Maturity	01/02/2023		136,400	0	(398)	(398)	0	0
Pay	1-Year BRL-CDI	4.808	Maturity	01/02/2023		96,700	0	538	538	0	0
Pay	1-Year BRL-CDI	4.950	Maturity	01/02/2023		113,000	0	705	705	0	0
Pay	1-Year BRL-CDI	5.000	Maturity	01/02/2023		82,600	111	426	537	0	0
Receive	1-Year BRL-CDI	5.150	Maturity	01/02/2023		336,800	(1,424)	(978)	(2,402)	0	(1)
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		175,800	(1)	1,304	1,303	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	1-Year BRL-CDI	5.350	Maturity	01/02/2023		38,300	(203)	(105)	(308)	0	0
Receive	1-Year BRL-CDI	5.360	Maturity	01/02/2023		3,300	(19)	(9)	(28)	0	0
Receive	1-Year BRL-CDI	5.440	Maturity	01/02/2023		56,200	(39)	(466)	(505)	0	0
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023		76,400	0	786	786	0	0
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023		9,800	0	102	102	0	0
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023		69,300	418	365	783	0	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023		50,600	75	592	667	0	0
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023		65,600	(137)	(759)	(896)	0	0
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		149,500	681	1,627	2,308	1	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	1,654	1,652	1	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(1,010)	(1,010)	0	0
Receive	1-Year BRL-CDI	4.720	Maturity	01/02/2024		212,100	812	(978)	(166)	0	(2)
Pay	1-Year BRL-CDI	4.870	Maturity	01/02/2024		244,300	57	377	434	2	0
Receive	1-Year BRL-CDI	5.100	Maturity	01/02/2024		119,100	57	(352)	(295)	0	(1)
Receive	1-Year BRL-CDI	5.135	Maturity	01/02/2024		55,100	0	(56)	(56)	0	(1)
Receive	1-Year BRL-CDI	5.160	Maturity	01/02/2024		171,600	0	(466)	(466)	0	(2)
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024		182,700	1,058	334	1,392	3	0
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025		37,800	0	202	202	0	0
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025		30,300	0	230	230	1	0
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025		19,400	1	160	161	0	0
Receive	1-Year BRL-CDI	6.050	Maturity	01/02/2025		140,500	692	(1,804)	(1,112)	0	(3)
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025		101,500	0	978	978	3	0
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025		116,700	(103)	1,679	1,576	5	0
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025		238,100	43	(3,422)	(3,379)	0	(11)
Pay	1-Year BRL-CDI	7.190	Maturity	01/02/2025		78,000	0	1,179	1,179	4	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	2,163	2,171	8	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	6,593	6,679	27	0
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(6,022)	(6,022)	0	(24)
Receive	1-Year BRL-CDI	6.020	Maturity	01/04/2027		20,300	0	(24)	(24)	1	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		137,400	(310)	827	517	0	(2)
Receive	1-Year BRL-CDI	6.180	Maturity	01/04/2027		31,200	37	(165)	(128)	0	0
Receive	1-Year BRL-CDI	6.245	Maturity	01/04/2027		130,200	(119)	(304)	(423)	2	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	(117)	(117)	0	0
Pay	1-Year BRL-CDI	6.350	Maturity	01/04/2027		81,700	0	123	123	0	(2)
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027		114,200	(954)	1,679	725	1	0
Receive	1-Year BRL-CDI	6.500	Maturity	01/04/2027		44,500	0	(247)	(247)	0	0
Receive	1-Year BRL-CDI	6.510	Maturity	01/04/2027		86,200	0	(591)	(591)	0	(1)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		35,000	(153)	(121)	(274)	0	(1)
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		18,600	0	(131)	(131)	0	0
Receive	1-Year BRL-CDI	6.550	Maturity	01/04/2027		51,800	0	(395)	(395)	0	(1)
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		13,000	5	149	154	1	0
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		58,900	0	717	717	3	0
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027		60,400	0	794	794	3	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027		104,600	3	(1,447)	(1,444)	0	(6)
Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	413	413	2	0
Pay	1-Year BRL-CDI	7.650	Maturity	01/04/2027		23,000	0	365	365	2	0
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	320	345	2	0
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	(1,590)	(1,590)	0	(9)
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	2,992	3,435	19	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	2,609	2,605	16	0
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		129,700	7	(5,213)	(5,206)	0	(32)
Receive(5)	3-Month CNY-CNREPOFIX	2.787	Quarterly	03/17/2025	CNY	67,400	0	(55)	(55)	0	(2)
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025		61,600	(152)	(139)	(291)	4	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	(17)	9	(8)	4	0
Receive	3-Month CNY-CNREPOFIX	2.735	Quarterly	12/16/2025		41,700	0	(27)	(27)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	2.080	Quarterly	05/04/2022	COP	92,000,000	0	99	99	7	0
Receive	3-Month COP-IBR Compounded-OIS	2.720	Quarterly	05/04/2022		63,270,700	(181)	(66)	(247)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	2.148	Quarterly	09/25/2022		42,943,000	0	(32)	(32)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		14,823,000	0	(256)	(256)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	3.240	Quarterly	10/15/2025		29,337,000	0	101	101	4	0
Receive	3-Month COP-IBR Compounded-OIS	4.030	Quarterly	06/19/2027		12,067,300	0	(128)	(128)	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.975	Quarterly	06/23/2027		11,131,100	0	(107)	(107)	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.680	Quarterly	11/03/2027		10,150,000	0	(35)	(35)	1	0
Receive	3-Month COP-IBR Compounded-OIS	3.690	Quarterly	11/03/2027		10,389,200	0	(38)	(38)	1	0
Pay	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	07/29/2030		44,073,000	0	500	500	85	0
Receive	3-Month PLN-WIBOR	0.481	Annual	08/06/2025	PLN	47,600	0	30	30	0	(70)
Pay	3-Month PLN-WIBOR	0.565	Annual	08/14/2025		70,600	0	31	31	105	0
Receive	3-Month PLN-WIBOR	0.935	Annual	08/14/2030		35,800	0	73	73	0	(103)
Pay	3-Month PLN-WIBOR	0.911	Annual	10/02/2030		24,200	0	(77)	(77)	70	0
Pay	3-Month PLN-WIBOR	0.925	Annual	10/16/2030		22,600	0	(67)	(67)	65	0
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	96	96	3	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	1,667	1,413	45	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	271	279	7	0
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		290,400	(75)	(2,197)	(2,272)	0	(63)
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	(1,605)	(1,802)	0	(54)
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	370	379	44	0
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	07/21/2025		117,400	0	(167)	(167)	0	(31)
Receive	3-Month ZAR-JIBAR	4.980	Quarterly	07/21/2025		219,400	0	(319)	(319)	0	(58)
Pay	3-Month ZAR-JIBAR	5.105	Quarterly	12/02/2025		276,600	2	354	356	70	0
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	514	514	18	0
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(121)	(118)	0	(5)
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		70,800	0	(397)	(397)	0	(23)
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		70,700	0	(407)	(407)	0	(23)
Receive	6-Month CLP-CHILIBOR	1.870	Semi-Annual	01/14/2022	CLP	21,088,100	0	(628)	(628)	0	(3)
Receive	6-Month CLP-CHILIBOR	1.875	Semi-Annual	01/14/2022		22,465,100	0	(673)	(673)	0	(3)
Receive	6-Month CLP-CHILIBOR	0.524	Semi-Annual	07/03/2022		39,624,300	0	56	56	4	0
Receive	6-Month CLP-CHILIBOR	0.513	Semi-Annual	07/09/2022		22,136,000	0	40	40	2	0
Receive	6-Month CLP-CHILIBOR	0.525	Semi-Annual	07/09/2022		8,854,000	0	13	13	1	0
Pay	6-Month CLP-CHILIBOR	0.520	Semi-Annual	08/10/2022		7,547,000	0	(17)	(17)	0	0
Receive	6-Month CLP-CHILIBOR	0.700	Semi-Annual	11/24/2022		4,722,600	0	(1)	(1)	0	0
Pay(5)	6-Month CLP-CHILIBOR	1.159	Maturity	12/06/2022		30,709,000	0	94	94	0	(2)
Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	03/01/2023		3,590,550	6	(154)	(148)	1	0
Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	09/11/2023		12,688,800	0	(555)	(555)	6	0
Receive	6-Month CLP-CHILIBOR	0.905	Semi-Annual	11/24/2023		6,322,000	0	12	12	3	0
Pay	6-Month CLP-CHILIBOR	1.070	Semi-Annual	12/10/2023		2,217,000	0	10	10	0	(1)
Pay	6-Month CLP-CHILIBOR	1.080	Semi-Annual	12/10/2023		2,217,000	0	11	11	0	(1)
Pay	6-Month CLP-CHILIBOR	1.090	Semi-Annual	12/10/2023		5,142,000	0	27	27	0	(2)
Pay	6-Month CLP-CHILIBOR	1.040	Semi-Annual	12/17/2023		862,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	1.340	Semi-Annual	05/05/2024		10,939,200	0	(162)	(162)	3	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		6,691,000	0	(525)	(525)	2	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		6,788,000	0	(534)	(534)	2	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		5,363,000	0	(436)	(436)	2	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		5,495,000	0	(451)	(451)	2	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		5,551,000	0	495	495	0	(1)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		18,107,800	0	1,561	1,561	0	(5)
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		10,950,000	0	844	844	0	(3)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		424,000	0	33	33	0	0
Receive	6-Month CLP-CHILIBOR	1.020	Semi-Annual	03/01/2025		2,779,000	0	33	33	1	0
Receive	6-Month CLP-CHILIBOR	1.025	Semi-Annual	03/01/2025		2,895,000	0	33	33	1	0
Receive	6-Month CLP-CHILIBOR	1.030	Semi-Annual	03/01/2025		3,709,000	0	41	41	1	0
Pay	6-Month CLP-CHILIBOR	1.470	Semi-Annual	03/01/2025		5,410,000	0	69	69	0	(2)
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		5,462,900	0	(249)	(249)	2	0
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		2,731,300	0	(125)	(125)	1	0
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025		3,911,000	0	(154)	(154)	1	0
Pay	6-Month CLP-CHILIBOR	1.150	Semi-Annual	07/24/2025		8,009,500	0	(81)	(81)	0	(4)
Pay	6-Month CLP-CHILIBOR	1.740	Semi-Annual	12/09/2025		3,515,000	0	66	66	0	(3)
Pay	6-Month CLP-CHILIBOR	2.580	Semi-Annual	02/05/2026		4,380,000	0	382	382	0	(3)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026		521,000	0	(47)	(47)	0	0
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		617,300	0	19	19	0	0
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026		1,629,900	0	(97)	(97)	1	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	6-Month CLP-CHILIBOR	2.335	Semi-Annual	09/03/2026		2,933,200	0	(178)	(178)	1	0
Receive	6-Month CLP-CHILIBOR	2.300	Semi-Annual	09/05/2026		5,884,100	0	(338)	(338)	2	0
Pay	6-Month CLP-CHILIBOR	2.665	Semi-Annual	01/07/2027		5,000,000	0	453	453	0	0
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/22/2027		6,630,000	0	600	600	0	0
Pay	6-Month CLP-CHILIBOR	1.684	Semi-Annual	06/04/2027		11,074,300	0	(152)	(152)	4	0
Pay	6-Month CLP-CHILIBOR	1.715	Semi-Annual	06/04/2027		2,208,900	0	(24)	(24)	1	0
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027		9,763,700	0	(387)	(387)	0	(7)
Receive	6-Month CLP-CHILIBOR	1.947	Semi-Annual	11/23/2027		4,288,000	0	(3)	(3)	0	(3)
Receive	6-Month CLP-CHILIBOR	1.965	Semi-Annual	11/24/2027		4,159,900	0	(10)	(10)	0	(3)
Receive	6-Month CLP-CHILIBOR	2.000	Semi-Annual	11/25/2027		2,200,000	0	(12)	(12)	0	(2)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	11/25/2027		2,827,000	0	(21)	(21)	0	(2)
Pay	6-Month CLP-CHILIBOR	2.245	Semi-Annual	12/10/2027		775,000	0	21	21	1	0
Pay	6-Month CLP-CHILIBOR	2.255	Semi-Annual	12/10/2027		4,170,000	0	118	118	4	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		9,917,400	0	(1,150)	(1,150)	13	0
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		1,423,000	0	144	144	0	(2)
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030		2,187,000	0	(100)	(100)	0	(3)
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030		825,000	0	(35)	(35)	0	(1)
Pay	6-Month CLP-CHILIBOR	2.105	Semi-Annual	07/13/2030		4,000,000	0	(143)	(143)	0	(4)
Pay	6-Month CLP-CHILIBOR	2.740	Semi-Annual	12/10/2030		2,415,000	0	75	75	0	0
Receive	6-Month CZK-PRIBOR	2.250	Annual	06/19/2021	CZK	476,900	(9)	(460)	(469)	0	(5)
Receive	6-Month CZK-PRIBOR	2.255	Annual	01/15/2023		692,200	0	(1,685)	(1,685)	0	(1)
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(403)	2,452	2,049	0	(1)
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	(2,271)	(2,271)	0	0
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	1,268	1,268	0	(4)
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		340,000	12	835	847	0	(9)
Receive	6-Month CZK-PRIBOR	0.690	Annual	03/31/2025		326,700	0	154	154	12	0
Pay	6-Month CZK-PRIBOR	0.915	Annual	09/01/2025		47,200	0	(13)	(13)	0	(2)
Receive	6-Month CZK-PRIBOR	0.765	Annual	04/07/2026		50,700	0	33	33	3	0
Pay	6-Month CZK-PRIBOR	1.890	Annual	01/15/2030		49,600	0	168	168	0	(4)
Pay	6-Month CZK-PRIBOR	1.477	Annual	02/04/2030		233,600	0	349	349	0	(19)
Receive	6-Month CZK-PRIBOR	0.929	Annual	03/13/2030		85,500	0	88	88	8	0
Receive	6-Month CZK-PRIBOR	0.650	Annual	03/31/2030		73,800	64	106	170	7	0
Receive	6-Month CZK-PRIBOR	0.800	Annual	05/11/2030		181,100	0	308	308	19	0
Pay	6-Month HUF-BBR	0.950	Annual	03/02/2022	HUF	7,700,000	104	120	224	8	0
Pay	6-Month HUF-BBR	0.840	Annual	08/18/2022		8,293,800	(1)	75	74	8	0
Pay	6-Month HUF-BBR	0.960	Annual	03/05/2023		2,993,000	0	102	102	2	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		5,305,100	(165)	672	507	2	0
Receive	6-Month HUF-BBR	0.980	Annual	07/23/2024		7,961,000	0	(102)	(102)	0	(3)
Receive	6-Month HUF-BBR	0.710	Annual	03/31/2025		2,281,500	0	59	59	0	(2)
Receive	6-Month HUF-BBR	1.100	Annual	04/03/2025		1,176,900	0	(45)	(45)	0	(1)
Receive	6-Month HUF-BBR	1.155	Annual	04/03/2025		1,682,600	0	(80)	(80)	0	(2)
Receive	6-Month HUF-BBR	0.825	Annual	08/06/2025		3,700,000	0	92	92	0	(3)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	193	183	5	0
Pay	6-Month PLN-WIBOR	1.833	Annual	02/05/2022	PLN	100,300	0	900	900	19	0
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024		6,600	(8)	(109)	(117)	0	(8)
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	(44)	(57)	0	(3)
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	(794)	(794)	0	(64)
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		33,900	29	486	515	47	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		145,600	251	1,913	2,164	210	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		62,000	0	(160)	(160)	0	(89)
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029		58,100	10	(755)	(745)	0	(166)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		29,900	0	(6)	(6)	0	(86)
Pay	6-Month PLN-WIBOR	1.163	Annual	12/03/2030		24,200	0	62	62	70	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	28-Day MXN-TIIE	6.765	Lunar	09/20/2021	MXN	454,700	0	(437)	(437)	0	(6)
Receive	28-Day MXN-TIIE	6.650	Lunar	09/22/2021		943,200	0	(865)	(865)	0	(11)
Pay	28-Day MXN-TIIE	6.575	Lunar	12/09/2021		105,200	0	122	122	1	0
Receive	28-Day MXN-TIIE	6.740	Lunar	12/09/2021		105,200	0	(130)	(130)	0	(1)
Pay	28-Day MXN-TIIE	6.475	Lunar	06/09/2022		85,000	0	137	137	1	0
Receive	28-Day MXN-TIIE	6.658	Lunar	06/09/2022		101,100	0	(176)	(176)	0	(2)
Pay(5)	28-Day MXN-TIIE	4.515	Lunar	08/17/2022		142,000	0	20	20	1	0
Pay(5)	28-Day MXN-TIIE	4.700	Lunar	08/25/2022		617,600	0	140	140	5	0
Pay	28-Day MXN-TIIE	4.530	Lunar	11/15/2022		130,800	12	19	31	1	0
Receive	28-Day MXN-TIIE	4.535	Lunar	11/15/2022		393,300	0	(94)	(94)	0	(3)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		959,200	87	3,241	3,328	25	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	1,823	1,823	14	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	269	269	2	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		226,200	127	668	795	6	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	2,582	298	3	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	2,414	545	5	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	4,221	4,221	27	0
Pay	28-Day MXN-TIIE	7.150	Lunar	03/17/2023		1,033,400	0	3,173	3,173	20	0
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023		8,600	0	(32)	(32)	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023		3,789,000	0	(14,487)	(14,487)	0	(86)
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		538,600	0	932	932	6	0
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	6,128	6,128	26	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	11,140	11,140	47	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,578,600	0	10,124	10,124	43	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023		339,200	0	(1,708)	(1,708)	0	(7)
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		353,900	206	1,573	1,779	8	0
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024		700,000	0	(4,099)	(4,099)	0	(17)
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024		784,500	(72)	(4,197)	(4,269)	0	(18)
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024		230,000	0	(1,213)	(1,213)	0	(5)
Pay	28-Day MXN-TIIE	4.870	Lunar	06/17/2024		1,179,700	0	759	759	6	0
Pay	28-Day MXN-TIIE	4.715	Lunar	06/24/2024		57,000	0	22	22	0	0
Pay	28-Day MXN-TIIE	4.695	Lunar	06/25/2024		286,500	0	99	99	1	0
Pay	28-Day MXN-TIIE	4.610	Lunar	06/27/2024		360,100	0	72	72	1	0
Receive	28-Day MXN-TIIE	7.180	Lunar	06/27/2024		1,091,200	0	(4,908)	(4,908)	0	(21)
Pay	28-Day MXN-TIIE	6.513	Lunar	09/26/2024		387,000	0	1,359	1,359	6	0
Receive	28-Day MXN-TIIE	4.870	Lunar	11/12/2024		104,900	0	(62)	(62)	0	(1)
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025		329,600	3	1,285	1,288	6	0
Pay	28-Day MXN-TIIE	6.600	Lunar	01/13/2025		186,200	0	718	718	4	0
Receive	28-Day MXN-TIIE	6.635	Lunar	01/15/2025		591,700	(242)	(2,077)	(2,319)	0	(12)
Pay	28-Day MXN-TIIE	6.510	Lunar	02/24/2025		371,900	0	1,409	1,409	8	0
Pay	28-Day MXN-TIIE	6.415	Lunar	02/25/2025		34,200	0	123	123	1	0
Receive	28-Day MXN-TIIE	6.855	Lunar	03/20/2025		966,000	0	(4,282)	(4,282)	0	(23)
Pay	28-Day MXN-TIIE	5.080	Lunar	06/16/2025		121,900	0	116	116	2	0
Receive	28-Day MXN-TIIE	4.830	Lunar	07/22/2025		430,400	(2)	(171)	(173)	0	(8)
Receive	28-Day MXN-TIIE	4.835	Lunar	07/24/2025		49,400	0	(20)	(20)	0	(1)
Pay	28-Day MXN-TIIE	4.970	Lunar	08/08/2025		141,000	0	99	99	3	0
Pay	28-Day MXN-TIIE	4.917	Lunar	08/11/2025		115,500	(5)	72	67	2	0
Pay	28-Day MXN-TIIE	4.980	Lunar	08/12/2025		113,600	0	81	81	2	0
Receive	28-Day MXN-TIIE	5.120	Lunar	09/29/2025		164,500	0	(162)	(162)	0	(4)
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028		4,000	0	37	37	0	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028		2,253,100	0	20,960	20,960	118	0
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028		400,200	(135)	(5,372)	(5,507)	0	(28)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028		1,090,200	0	(14,593)	(14,593)	0	(76)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028		1,103,300	0	(15,591)	(15,591)	0	(79)
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029		415,000	0	4,718	4,718	28	0
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029		196,950	0	2,246	2,246	13	0
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029		542,200	7	(5,583)	(5,576)	0	(36)
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029		181,800	0	1,883	1,883	12	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029		80,500	0	706	706	5	0
Receive	28-Day MXN-TIIE	6.845	Lunar	11/02/2029		215,800	0	(1,279)	(1,279)	0	(12)
Receive	28-Day MXN-TIIE	6.830	Lunar	12/27/2029		25,600	0	(151)	(151)	0	(1)
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030		257,800	0	(1,315)	(1,315)	0	(14)
Pay	28-Day MXN-TIIE	7.210	Lunar	02/28/2030		120,300	0	878	878	7	0
Pay	28-Day MXN-TIIE	7.220	Lunar	02/28/2030		117,600	0	863	863	7	0
Receive	28-Day MXN-TIIE	7.750	Lunar	03/08/2030		387,800	0	(3,608)	(3,608)	0	(26)
Receive	28-Day MXN-TIIE	6.288	Lunar	04/25/2030		324,500	(119)	(1,109)	(1,228)	0	(17)
Receive	28-Day MXN-TIIE	6.040	Lunar	05/02/2030		61,800	0	(174)	(174)	0	(3)
Receive	28-Day MXN-TIIE	6.060	Lunar	05/16/2030		32,300	0	(94)	(94)	0	(2)
Receive	28-Day MXN-TIIE	5.940	Lunar	05/23/2030		54,300	0	(132)	(132)	0	(3)
Receive	28-Day MXN-TIIE	6.095	Lunar	05/29/2030		30,800	0	(93)	(93)	0	(2)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2030		176,800	0	(391)	(391)	0	(8)
Pay	28-Day MXN-TIIE	5.885	Lunar	06/07/2030		279,600	0	625	625	13	0
Pay	28-Day MXN-TIIE	5.870	Lunar	06/12/2030		116,000	0	251	251	5	0
Pay	28-Day MXN-TIIE	5.865	Lunar	06/13/2030		251,300	0	538	538	12	0
Receive	28-Day MXN-TIIE	5.590	Lunar	07/03/2030		95,900	0	(98)	(98)	0	(4)
Receive	28-Day MXN-TIIE	5.610	Lunar	07/03/2030		265,500	(1)	(290)	(291)	0	(12)
Pay	28-Day MXN-TIIE	5.445	Lunar	12/05/2030		21,300	0	6	6	1	0
Pay	28-Day MXN-TIIE	5.450	Lunar	12/05/2030		18,900	0	6	6	1	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		525,400	360	6,049	6,409	27	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		26,800	0	(327)	(327)	0	(2)
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039		434,200	0	4,879	4,879	28	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/09/2039		421,800	0	4,181	4,181	26	0
Pay	28-Day MXN-TIIE	7.625	Lunar	07/12/2039		124,000	0	1,191	1,191	8	0
Pay	28-Day MXN-TIIE	7.640	Lunar	07/13/2039		106,600	0	1,033	1,033	6	0
Pay	28-Day MXN-TIIE	7.127	Lunar	08/10/2039		132,900	0	886	886	7	0
Receive	28-Day MXN-TIIE	7.210	Lunar	10/28/2039		40,000	0	(287)	(287)	0	(2)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	28-Day MXN-TIIE	7.253	Lunar	10/28/2039	80,000	0	(594)	(594)	0	(4)
Receive	28-Day MXN-TIIE	7.180	Lunar	10/31/2039	94,900	0	(662)	(662)	0	(5)
Receive	28-Day MXN-TIIE	7.200	Lunar	10/31/2039	82,300	0	(584)	(584)	0	(4)
Receive	28-Day MXN-TIIE	7.065	Lunar	12/26/2039	95,600	0	(602)	(602)	0	(5)
Pay	28-Day MXN-TIIE	7.990	Lunar	02/17/2040	69,200	0	819	819	5	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/17/2040	286,700	0	3,925	3,925	21	0
Receive	28-Day MXN-TIIE	6.623	Lunar	05/17/2040	66,500	0	(240)	(240)	0	(3)
Receive	28-Day MXN-TIIE	6.435	Lunar	05/18/2040	14,500	0	(36)	(36)	0	(1)
Receive	28-Day MXN-TIIE	6.463	Lunar	05/18/2040	79,400	0	(210)	(210)	0	(4)
Receive	28-Day MXN-TIIE	6.500	Lunar	05/25/2040	181,500	0	(532)	(532)	0	(8)
Receive	28-Day MXN-TIIE	6.480	Lunar	05/28/2040	406,000	0	(1,137)	(1,137)	0	(19)
Receive	28-Day MXN-TIIE	6.545	Lunar	05/30/2040	74,600	0	(238)	(238)	0	(4)
Receive	28-Day MXN-TIIE	6.540	Lunar	05/31/2040	164,600	0	(519)	(519)	0	(8)
Receive	28-Day MXN-TIIE	6.430	Lunar	06/04/2040	17,000	0	(42)	(42)	0	(1)
Receive	28-Day MXN-TIIE	6.380	Lunar	06/05/2040	85,800	0	(186)	(186)	0	(4)
Receive	28-Day MXN-TIIE	6.260	Lunar	06/07/2040	101,100	0	(146)	(146)	0	(4)
Receive	28-Day MXN-TIIE	6.465	Lunar	09/26/2040	64,000	0	(170)	(170)	0	(3)
$(6,796)	$28,932	$22,136	$1,756	$(1,714)
Total Swap Agreements	$(6,877)	$29,035	$22,158	$1,756	$(1,714)
Cash of $13,016 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
AZD	03/2021	THB	85,132	$2,834	$0	$(8)
BOA	01/2021	CLP	8,510,636	10,866	0	(1,111)
01/2021	COP	27,994,689	8,046	0	(150)
01/2021	MXN	203,196	9,745	0	(447)
01/2021	$22,543	CLP	17,036,940	1,433	0
01/2021	2,613	COP	10,084,351	340	0
01/2021	5,343	CZK	124,430	450	0
01/2021	5,085	HUF	1,535,347	95	(7)
01/2021	40,997	PLN	158,552	1,451	0
01/2021	ZAR	15,113	$977	0	(49)
02/2021	AUD	200	146	0	(8)
02/2021	CZK	922,327	41,507	0	(1,443)
02/2021	$3,164	CZK	70,696	128	0
03/2021	IDR	91,834,732	$6,455	0	(111)
03/2021	$214	HKD	1,660	0	0
03/2021	12,354	IDR	176,920,000	294	0
03/2021	3,934	INR	292,802	45	0
BPS	01/2021	BRL	39,646	$7,752	120	0
01/2021	CLP	798	1	0	0
01/2021	GBP	1,996	2,666	0	(64)
01/2021	MXN	235,101	11,855	63	0
01/2021	$7,785	BRL	39,646	1	(153)
01/2021	343	CLP	259,730	23	0
01/2021	3,287	COP	12,217,549	290	0
01/2021	356	HUF	109,398	13	0
01/2021	8,370	PEN	30,004	0	(80)
01/2021	13,879	PLN	53,797	524	0
01/2021	178	ZAR	2,796	12	0
02/2021	BRL	42,917	$8,284	24	0
02/2021	$4,321	RUB	323,265	30	0
03/2021	IDR	91,486,062	$6,384	0	(156)
03/2021	PHP	279,991	5,805	0	(5)
03/2021	$5,372	IDR	76,646,072	107	0
03/2021	3,572	INR	265,830	41	0
03/2021	642	THB	19,265	1	0
BRC	01/2021	BRL	42,065	$8,095	0	(4)
01/2021	PLN	14,400	3,804	0	(51)
01/2021	$7,926	BRL	42,065	172	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	01/2021		4,341	TRY	34,264	247	0
	02/2021		14,721	CZK	327,140	513	0
	02/2021		497	RON	2,000	3	0
	03/2021	CNH	68,918		$10,436	0	(112)
	03/2021	MYR	9,482		2,327	0	(42)
	03/2021		$2,468	MYR	10,113	58	0
	03/2021		140	THB	4,169	0	(1)
BSH	01/2021	CLP	14,633,384		$19,242	0	(1,351)
	01/2021	PEN	6,006		1,676	17	0
	01/2021		$1,382	CLP	1,013,734	45	0
	09/2021		737	UYU	33,499	20	0
BSN	01/2021	PEN	32		$9	0	0
CBK	01/2021	BRL	15,132		2,811	0	(102)
	01/2021	CLP	3,305,878		4,162	0	(490)
	01/2021	COP	11,865,640		3,467	0	(7)
	01/2021	MXN	491,731		23,969	0	(696)
	01/2021	PEN	204,867		56,948	347	0
	01/2021	PLN	3,837		1,017	0	(10)
	01/2021		$2,912	BRL	15,132	1	0
	01/2021		2,984	CLP	2,262,068	199	0
	01/2021		274	COP	940,753	1	0
	01/2021		5,003	CZK	115,843	391	0
	01/2021		6,650	HUF	2,039,122	220	0
	01/2021		2,940	PLN	10,834	0	(40)
	01/2021		737	RUB	56,739	29	0
	01/2021		9	TRY	71	0	0
	01/2021		3,683	UYU	158,393	50	0
	01/2021		159	ZAR	2,498	10	0
	01/2021	UYU	103,817		$2,456	12	0
	01/2021	ZAR	475,208		30,571	0	(1,685)
	02/2021	EUR	365		438	0	(9)
	02/2021		$1,040	ILS	3,382	13	0
	02/2021		8,006	PEN	28,849	0	(35)
	02/2021		895	RUB	65,914	0	(8)
	03/2021	PEN	50,000		$13,961	146	0
	03/2021		$106,835	MXN	2,411,319	13,249	0
	03/2021		5,298	PEN	19,149	0	(8)
	03/2021		5,080	UYU	217,371	6	0
	04/2021	EGP	196,143		$11,944	0	(203)
	04/2021		$4,723	COP	17,459,000	373	0
	05/2021		1,741	MXN	38,140	150	0
	07/2021	BRL	14,900		$2,847	0	(5)
DUB	01/2021	CLP	2,549,857		3,241	0	(347)
	01/2021	PEN	13,001		3,636	45	0
	01/2021		$189	RUB	14,232	3	0
	02/2021	PEN	9,780		$2,719	16	0
GLM	01/2021	BRL	274,751		54,058	1,163	0
	01/2021	CLP	7,371,666		10,239	0	(136)
	01/2021	DOP	116,144		1,969	0	(22)
	01/2021	MXN	81,183		3,961	0	(111)
	01/2021	PEN	6,647		1,855	18	0
	01/2021	PLN	43,160		11,831	277	0
	01/2021		$52,874	BRL	274,751	25	(3)
	01/2021		10,112	CLP	7,368,518	257	0
	01/2021		3,370	COP	12,987,980	433	0
	01/2021		116	HUF	36,192	6	0
	01/2021		10,391	MXN	206,583	16	(45)
	01/2021		3,581	PEN	12,910	0	(15)
	01/2021		2,023	RUB	153,497	50	0
	01/2021		157	TRY	1,219	6	0
	02/2021	DOP	220,162		$3,733	0	(41)
	02/2021		$54,027	BRL	274,751	0	(1,149)
	02/2021		4,819	HKD	37,374	3	0
	02/2021		6,335	RON	26,104	202	0
	02/2021		851	RUB	64,901	22	0
	03/2021	CNH	214,718		$32,686	0	(177)
	03/2021	DOP	1,081,492		18,188	0	(241)
	03/2021	IDR	62,214,827		4,329	0	(119)
	03/2021		$2,629	IDR	37,710,376	67	0
	03/2021		50,374	THB	1,532,879	797	0
	04/2021	BRL	177,800		$32,592	0	(1,562)
	04/2021	DOP	132,487		2,228	0	(19)
	04/2021	PEN	12,910		3,579	13	0
	04/2021		$41,548	COP	152,702,646	3,020	0
	05/2021	DOP	311,363		$5,238	0	(24)
	06/2021		798,247		13,492	71	0
	07/2021	BRL	142,700		25,216	0	(2,097)
	10/2021		83,000		14,992	0	(783)
HUS	01/2021		183,691		34,929	194	(630)
	01/2021	HUF	594,444		1,968	0	(35)
	01/2021	MXN	76,879		3,604	0	(252)
	01/2021		$35,386	BRL	183,691	16	(37)
	01/2021		1,063	COP	3,629,697	0	0
	01/2021		5,999	MXN	123,453	194	0
	01/2021		45,949	PLN	174,404	743	(1)
	01/2021		45,277	ZAR	700,147	2,248	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	01/2021	ZAR	231,049		$14,678	0	(1,005)
	02/2021	HKD	37,374		4,803	0	(19)
	02/2021	ILS	2,805		820	0	(53)
	02/2021	PEN	47,824		13,344	129	0
	02/2021		$345	ILS	1,120	4	0
	02/2021		2,500	RUB	186,202	11	(6)
	02/2021		182	UYU	7,758	0	0
	03/2021	CNH	175,901		$26,464	0	(458)
	03/2021	CNY	8,908		1,343	0	(18)
	03/2021	COP	3,629,697		1,060	0	(1)
	03/2021	IDR	61,626,150		4,302	0	(104)
	03/2021	THB	125,591		4,145	0	(47)
	03/2021		$16,008	CNH	105,681	167	0
	03/2021		406	UYU	17,578	5	0
	04/2021	COP	17,911,442		$4,449	0	(779)
	04/2021	EGP	32,603		1,988	0	(29)
	04/2021		$4,153	PEN	15,004	0	(8)
	01/2022	BRL	5,682		$989	0	(82)
IND	01/2021		$13,339	PLN	48,468	0	(363)
	01/2021		177	ZAR	2,732	8	0
	02/2021		5,535	CZK	122,060	149	0
	03/2021		2,549	THB	77,245	30	0
JPM	01/2021	BRL	41,078		$7,767	0	(141)
	01/2021	CLP	6,218,552		7,905	0	(846)
	01/2021		$8,013	BRL	41,078	0	(105)
	01/2021		11,389	CLP	8,528,073	613	0
	01/2021		2,949	MXN	59,393	30	0
	01/2021		145	PLN	552	3	0
	01/2021		7,987	TRY	62,881	463	0
	01/2021		1,848	UYU	79,470	28	0
	01/2021		8,756	ZAR	135,243	424	0
	01/2021	ZAR	66,092		$4,279	0	(207)
	02/2021	RUB	255,798		3,431	0	(12)
	02/2021	UAH	60,932		2,081	0	(46)
	02/2021		$10,993	CZK	247,148	516	0
	03/2021	EGP	4,276		$247	0	(20)
	04/2021	BRL	108,400		19,599	0	(1,223)
	04/2021	KZT	3,412,800		7,584	0	(373)
	07/2021	BRL	237,900		42,046	0	(3,490)
	10/2021	KES	43,253		365	0	(6)
MYI	01/2021	HUF	1,694,374		5,630	3	(81)
	01/2021	PLN	37,001		9,868	38	(75)
	01/2021	TRY	30,125		4,049	0	(3)
	01/2021		$943	HUF	279,559	0	(2)
	01/2021		6,390	PEN	22,878	0	(69)
	01/2021		2,560	PLN	9,742	49	0
	01/2021		344	TRY	3,008	57	0
	01/2021		194	ZAR	2,960	7	0
	01/2021	ZAR	5,808		$376	0	(19)
	03/2021		$20,354	CNH	134,611	249	0
	03/2021		248	EGP	4,276	19	0
	10/2021	BRL	64,000		$11,413	0	(750)
	10/2021		$516	TRY	5,155	100	0
RYL	03/2021		2,615	CNH	17,318	36	0
SCX	01/2021	BRL	325,136		$62,566	0	(30)
	01/2021	HUF	721,538		2,384	0	(46)
	01/2021		$60,774	BRL	325,136	1,822	0
	01/2021		40,196	HUF	12,287,226	1,198	0
	01/2021		1,751	ZAR	25,724	0	(5)
	01/2021	ZAR	40,118		$2,656	0	(67)
	02/2021	ILS	33,707		9,815	0	(681)
	03/2021	IDR	15,000,000		1,048	0	(24)
	03/2021		$9,502	MYR	38,682	160	0
	10/2021	KES	211,048		$1,781	0	(30)
SSB	01/2021	BRL	71,325		13,725	0	(7)
	01/2021	HUF	2,519,792		8,299	0	(190)
	01/2021	MXN	66,842		3,310	0	(43)
	01/2021		$13,435	BRL	71,325	297	0
	01/2021		353	MXN	7,194	8	0
	01/2021		848	PLN	3,097	0	(19)
	03/2021	KRW	221,449		$199	0	(5)
TOR	01/2021	BRL	71,325		13,725	0	(7)
	01/2021	JPY	2,656		25	0	0
	01/2021		$13,427	BRL	71,325	304	0
	03/2021	IDR	47,173,502		$3,301	0	(71)
	03/2021		$1,645	MXN	33,738	35	0
UAG	01/2021	BRL	76,220		$15,065	391	0
	01/2021	MXN	50,284		2,523	0	0
	01/2021	TRY	3,008		348	0	(53)
	01/2021		$14,597	BRL	76,220	77	0
	01/2021		15,642	MXN	316,971	258	0
	01/2021	ZAR	36,114		$2,465	14	0
	02/2021	EUR	12,280		14,543	0	(475)
	02/2021		$8,799	CZK	193,553	214	0
	02/2021		4,394	RUB	329,791	53	(9)
	03/2021	CNH	67,505		$10,297	0	(35)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

10/2021	TRY	5,155	522	0	(94)
Total Forward Foreign Currency Contracts	$39,631	$(28,828)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	$90	$64
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	129
BPS	Put - OTC USD versus BRL	BRL	5.300	02/24/2021	4,600	147	194
CBK	Put - OTC USD versus RUB	RUB	75.800	02/25/2021	4,600	124	151
Put - OTC USD versus TRY	TRY	7.950	02/25/2021	4,600	113	288
HUS	Put - OTC USD versus RUB	RUB	75.000	02/12/2021	14,100	309	340
MYI	Put - OTC USD versus BRL	BRL	5.350	02/08/2021	3,800	112	173
Put - OTC USD versus MXN	MXN	20.100	02/24/2021	4,600	118	116
Put - OTC USD versus ZAR	ZAR	15.250	02/24/2021	4,600	127	208
UAG	Put - OTC USD versus TRY	TRY	7.500	01/18/2021	7,100	45	136
Total Purchased Options	$1,275	$1,799
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500%	01/20/2021	5,300	$(3)	$0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	2,500	(2)	0
$(5)	$0
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC USD versus BRL	BRL	5.150	02/24/2021	4,600	$(87)	$(117)
Call - OTC USD versus BRL	5.700	02/24/2021	4,600	(68)	(33)
CBK	Put - OTC USD versus RUB	RUB	73.750	02/25/2021	4,600	(67)	(79)
Call - OTC USD versus RUB	81.100	02/25/2021	4,600	(57)	(28)
Put - OTC USD versus TRY	TRY	7.410	02/25/2021	4,600	(26)	(79)
Call - OTC USD versus TRY	8.910	02/25/2021	4,600	(78)	(17)
HUS	Put - OTC USD versus RUB	RUB	72.000	02/12/2021	28,200	(264)	(187)
MYI	Call - OTC USD versus BRL	BRL	6.000	01/21/2021	7,200	(117)	(4)
Put - OTC USD versus BRL	5.157	02/08/2021	7,600	(112)	(172)
Call - OTC USD versus BRL	5.700	02/18/2021	7,700	(122)	(49)
Put - OTC USD versus MXN	MXN	19.600	02/24/2021	4,600	(62)	(59)
Call - OTC USD versus MXN	21.400	02/24/2021	4,600	(51)	(29)
Put - OTC USD versus ZAR	ZAR	14.800	02/24/2021	4,600	(67)	(116)
Call - OTC USD versus ZAR	16.350	02/24/2021	4,600	(53)	(18)
UAG	Call - OTC USD versus RUB	RUB	87.750	02/12/2021	14,400	(228)	(18)
Call - OTC USD versus TRY	TRY	10.000	01/28/2021	3,700	(49)	(1)
Call - OTC USD versus TRY	12.000	10/27/2021	3,700	(167)	(50)
$(1,675)	$(1,056)
Total Written Options	$(1,680)	$(1,056)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2024	1.143%	$20,300	$(33)	$139	$106	$0
BRC	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	1.143	6,500	60	(26)	34	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2025	1.298	8,000	407	(306)	101	0
$434	$(193)	$241	$0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Nigeria Government International Bond	5.000%	Quarterly	12/20/2021	1.314%	$3,000	$161	$(47)	$114	$0
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	2.037	3,200	110	35	145	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	1.729	10,000	(853)	786	0	(67)
Panama Government International Bond	1.000	Quarterly	06/20/2022	0.100	1,400	(7)	26	19	0
GST	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.512	1,200	(12)	10	0	(2)
HUS	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.100	6,900	(28)	123	95	0
JPM	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.512	1,300	(13)	10	0	(3)
Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.326	5,800	(455)	448	0	(7)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228	13,400	(27)	81	54	0
$(1,124)	$1,472	$427	$(79)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
BPS	Floating rate equal to 1-Month MXN-LIBOR less 0.140% based on the notional amount of currency received	Floating rate equal to 1-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	05/05/2023	MXN	445,600	$22,280	$42	$127	$169	$0
CBK	Floating rate equal to 3-Month TRY-LIBOR plus 0.114% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2021	TRY	247,600	38,358	345	(2,663)	0	(2,318)
GLM	Floating rate equal to 3-Month TRY-LIBOR plus 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	04/16/2024	34,700	6,006	2	367	369	0
GST	Floating rate equal to 3-Month USD-LIBOR plus 0.127% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2021	$40,831	TRY	247,600	17	4,358	4,375	0
$406	$2,189	$4,913	$(2,318)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month ILS-TELBOR	0.300%	Annual	09/08/2025	ILS	39,000	$0	$(56)	$0	$(56)
Pay	3-Month ILS-TELBOR	1.963	Annual	02/16/2028	28,700	(2)	1,117	1,115	0
Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028	130,200	0	(1,225)	0	(1,225)
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	18,500	0	709	709	0
Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030	19,500	0	10	10	0
Receive	3-Month KRW-KORIBOR	1.200	Quarterly	03/18/2025	KRW	64,449,000	0	(355)	0	(355)
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	(584)	0	(584)
Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	01/11/2029	37,250,400	22	(1,862)	0	(1,840)
Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	42	42	0
Receive	3-Month KRW-KORIBOR	1.420	Quarterly	01/23/2022	KRW	167,322,800	0	(1,359)	0	(1,359)
Pay	3-Month KRW-KORIBOR	1.450	Quarterly	01/23/2025	67,610,200	0	1,117	1,117	0
Pay	6-Month THB-THBFIX	2.390	Semi-Annual	12/19/2028	THB	275,200	0	1,045	1,045	0
Pay	6-Month THB-THBFIX	2.417	Semi-Annual	12/19/2028	63,600	0	246	246	0
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024	ILS	12,800	0	151	151	0
Receive	3-Month ILS-TELBOR	0.510	Annual	08/12/2024	39,500	0	(182)	0	(182)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	Receive	3-Month ILS-TELBOR	0.800	Annual	06/20/2028		43,000	0	(373)	0	(373)
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	1,717	1,717	0
BSH	Receive	6-Month CLP-CHILIBOR	2.910	Semi-Annual	06/06/2023	CLP	10,000,000	0	(737)	0	(737)
	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026		15,998,900	0	2,828	2,828	0
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	(406)	0	(406)
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	925	925	0
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	(1,506)	0	(1,506)
	Receive	3-Month ILS-TELBOR	0.490	Annual	08/09/2024		64,700	0	(277)	0	(277)
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	38	38	0
	Receive	6-Month CLP-CHILIBOR	3.760	Semi-Annual	05/24/2029		2,445,900	(38)	(381)	0	(419)
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025	THB	158,600	0	533	533	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	1,071	1,071	0
CKL	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	ILS	11,000	(36)	486	450	0
DUB	Pay	1-Year BRL-CDI	7.238	Maturity	01/04/2021	BRL	285,600	0	2,920	2,920	0
	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027	ILS	25,100	0	(168)	0	(168)
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025	THB	162,100	0	525	525	0
FBF	Pay	6-Month CLP-CHILIBOR	3.270	Semi-Annual	03/18/2021	CLP	10,010,000	0	206	206	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025	THB	50,980	0	183	183	0
GLM	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	(617)	0	(620)
	Pay	3-Month ILS-TELBOR	0.235	Annual	01/15/2023	ILS	122,700	0	201	201	0
	Pay	3-Month ILS-TELBOR	1.408	Annual	12/10/2023		244,300	0	2,949	2,949	0
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	2,017	2,017	0
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		91,200	0	(940)	0	(940)
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		235,300	0	(2,455)	0	(2,455)
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	(241)	0	(241)
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	1,549	1,549	0
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	49	49	0
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	125	125	0
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	1,381	1,381	0
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	(138)	0	(138)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	709	709	0
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	(154)	0	(154)
	Pay	3-Month KRW-KORIBOR	1.193	Quarterly	03/18/2022	KRW	147,137,000	0	736	736	0
	Receive	6-Month CLP-CHILIBOR	2.050	Semi-Annual	08/01/2021	CLP	21,555,000	0	(499)	0	(499)
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022		12,855,400	0	796	796	0
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	449	449	0
	Receive	6-Month CLP-CHILIBOR	3.020	Semi-Annual	06/20/2026		5,445,000	0	(584)	0	(584)
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	3,055	3,055	0
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	1,206	1,206	0
	Pay	6-Month CLP-CHILIBOR(2)	4.319	Semi-Annual	05/22/2029		10,120,000	0	747	747	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	191	191	0
	Pay	6-Month THB-THBFIX	2.110	Semi-Annual	01/26/2022	THB	1,415,700	816	449	1,265	0
	Receive	6-Month THB-THBFIX	0.500	Semi-Annual	09/16/2022		1,206,000	0	(113)	0	(113)
	Pay	6-Month THB-THBFIX	0.868	Semi-Annual	03/18/2025		2,145,600	0	946	946	0
	Receive	6-Month THB-THBFIX	0.780	Semi-Annual	09/16/2025		87,500	0	(24)	0	(24)
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	1,333	1,333	0
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	724	724	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	766	767	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025	THB	118,800	0	346	346	0
JPM	Receive	3-Month ILS-TELBOR	0.480	Annual	08/09/2024	ILS	67,300	0	(280)	0	(280)
	Receive	3-Month ILS-TELBOR	0.810	Annual	06/20/2028		24,300	0	(222)	0	(222)
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	685	685	0
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	(589)	0	(589)
MYC	Receive	3-Month MYR-KLIBOR	2.370	Quarterly	09/17/2025	MYR	12,700	0	(37)	0	(37)
	Pay	6-Month THB-THBFIX	1.110	Semi-Annual	01/24/2022	THB	2,930,600	0	1,158	1,158	0
	Receive	6-Month THB-THBFIX	0.820	Semi-Annual	03/18/2022		2,214,300	0	(539)	0	(539)
	Receive	6-Month THB-THBFIX	0.720	Semi-Annual	09/16/2022		716,300	0	(172)	0	(172)
	Receive	6-Month THB-THBFIX	1.270	Semi-Annual	01/24/2025		1,196,500	0	(1,275)	0	(1,275)
	Receive	6-Month THB-THBFIX	0.960	Semi-Annual	09/16/2025		236,500	0	(136)	0	(136)
	Receive	6-Month THB-THBFIX	0.970	Semi-Annual	09/16/2030		147,800	0	44	44	0
	Pay	6-Month THB-THBFIX	1.250	Semi-Annual	12/16/2030		51,200	20	7	27	0
SCX	Receive	6-Month THB-THBFIX	1.209	Semi-Annual	01/15/2025		1,190,800	0	(1,172)	0	(1,172)
	Pay	6-Month THB-THBFIX	0.918	Semi-Annual	09/16/2030		174,800	0	(81)	0	(81)
								$780	$18,748	$39,286	$(19,758)
VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	USD versus MXN 1-Year ATM Realized Volatility	14.400%	Maturity	11/24/2021		$29	$0	$20	$20	$0
CBK	Pay	USD versus MXN 1-Year ATM Realized Volatility	15.100	Maturity	11/05/2021		24	0	35	35	0
	Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.600	Maturity	11/05/2021		24	0	17	17	0
DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.425	Maturity	11/05/2021		48	0	12	12	0
GLM	Pay	USD versus BRL 1-Year ATM Realized Volatility	18.300	Maturity	11/05/2021		24	0	(3)	0	(3)
	Pay	USD versus BRL 1-Year ATM Realized Volatility	18.825	Maturity	11/23/2021		29	0	20	20	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

JPM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.350	Maturity	11/24/2021	58	0	6	6	0
	Pay	USD versus RUB 1-Year ATM Realized Volatility	15.700	Maturity	11/03/2021	24	0	25	25	0
MYI	Pay	USD versus RUB 1-Year ATM Realized Volatility	15.500	Maturity	11/23/2021	29	0	26	26	0
	Pay	USD versus ZAR 1-Year ATM Realized Volatility	16.000	Maturity	11/24/2021	29	0	6	6	0
							$0	$164	$167	$(3)
Total Swap Agreements							$496	$22,380	$45,034	$(22,158)
(l)

Securities with an aggregate market value of $6,325 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)		Notional Amount represents the number of contracts.
(2)		The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$361	$0	$361
Sovereign Issues	0	9,261	0	9,261
Brazil
Corporate Bonds & Notes	0	45,849	0	45,849
Sovereign Issues	0	211,641	0	211,641
Cayman Islands
Asset-Backed Securities	0	0	4,226	4,226
Corporate Bonds & Notes	0	1,461	0	1,461
Chile
Corporate Bonds & Notes	0	954	0	954
Sovereign Issues	0	46,272	0	46,272
China
Sovereign Issues	0	186,727	0	186,727
Colombia
Corporate Bonds & Notes	0	25,301	0	25,301
Sovereign Issues	0	22,670	0	22,670
Czech Republic
Sovereign Issues	0	48,469	0	48,469
Dominican Republic
Sovereign Issues	0	53,749	0	53,749
Egypt
Sovereign Issues	0	24,735	0	24,735
France
Corporate Bonds & Notes	0	0	1,576	1,576
Germany
Corporate Bonds & Notes	0	0	49,244	49,244
Ghana
Sovereign Issues	0	1,752	0	1,752
Hong Kong
Corporate Bonds & Notes	0	8,898	0	8,898
Hungary
Sovereign Issues	0	79,959	0	79,959
Indonesia
Sovereign Issues	0	20,982	0	20,982
Italy
Corporate Bonds & Notes	0	4,546	0	4,546
Jersey, Channel Islands
Asset-Backed Securities	0	0	2,883	2,883
Kazakhstan
Corporate Bonds & Notes	0	7,623	0	7,623
Luxembourg
Corporate Bonds & Notes	0	477	0	477
Malaysia
Sovereign Issues	0	100,871	0	100,871
Mexico
Corporate Bonds & Notes	0	13,234	0	13,234
Sovereign Issues	0	76,691	0	76,691
Netherlands
Asset-Backed Securities	0	320	0	320
Corporate Bonds & Notes	0	755	0	755
Nigeria
Loan Participations and Assignments	0	0	7,790	7,790
Peru
Corporate Bonds & Notes	0	5,747	0	5,747
Sovereign Issues	0	97,575	0	97,575
Philippines
Sovereign Issues	0	9,178	0	9,178
Poland
Sovereign Issues	0	72,083	0	72,083
Qatar
Corporate Bonds & Notes	0	0	160	160
Romania
Sovereign Issues	0	40,615	0	40,615
Russia
Sovereign Issues	0	110,052	0	110,052
South Africa
Corporate Bonds & Notes	0	22,439	0	22,439
Loan Participations and Assignments	0	0	22,500	22,500
Sovereign Issues	0	155,754	0	155,754
South Korea
Sovereign Issues	0	38	0	38
Spain
Sovereign Issues	0	1,075	0	1,075
Supranational
Corporate Bonds & Notes	0	36	0	36
Thailand
Sovereign Issues	0	83,690	0	83,690
Turkey
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	13,357	0	13,357
Ukraine
Sovereign Issues	0	3,643	0	3,643
Ukrainian SSR
Loan Participations and Assignments	0	0	4,798	4,798

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

United Kingdom
Corporate Bonds & Notes	0	2,442	0	2,442
Non-Agency Mortgage-Backed Securities	0	2,762	0	2,762
United States
Asset-Backed Securities	0	48,030	0	48,030
Corporate Bonds & Notes	0	91,816	0	91,816
Non-Agency Mortgage-Backed Securities	0	40,486	0	40,486
Sovereign Issues	0	58,890	0	58,890
U.S. Government Agencies	0	100	0	100
Uruguay
Sovereign Issues	0	1,532	0	1,532
Short-Term Instruments
Repurchase Agreements	0	4,932	0	4,932
Argentina Treasury Bills	0	928	0	928
Egypt Treasury Bills	0	6,492	0	6,492
U.S. Treasury Bills	0	6,296	0	6,296
U.S. Treasury Cash Management Bills	0	261	0	261
$0	$1,874,012	$93,177	$1,967,189
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,887	$0	$0	$2,887
Total Investments	$2,887	$1,874,012	$93,177	$1,970,076
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,756	0	1,756
Over the counter	0	86,464	0	86,464
$0	$88,220	$0	$88,220
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,714)	0	(1,714)
Over the counter	0	(52,042)	0	(52,042)
$0	$(53,756)	$0	$(53,756)
Total Financial Derivative Instruments	$0	$34,464	$0	$34,464
Totals	$2,887	$1,908,476	$93,177	$2,004,540

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$557	$0	$(307)	$3	$(504)	$251	$0	$0	$0	$0
Brazil
Loan Participations and Assignments	22,755	0	(22,700)	0	0	(55)	0	0	0	0
Cayman Islands
Asset-Backed Securities	7,381	0	(3,175)	5	4	11	0	0	4,226	3
France
Corporate Bonds & Notes	0	1,178	0	13	0	385	0	0	1,576	385
Germany
Corporate Bonds & Notes	0	0	0	0	0	0	49,244	0	49,244	0
Jersey, Channel Islands
Asset-Backed Securities	5,748	0	(2,908)	12	23	8	0	0	2,883	(2)
Luxembourg
Corporate Bonds & Notes	5	21	0	0	0	(11)	0	(15)	0	0
Mexico	0	0	0	0	0	0	0	0	0	0
Nigeria
Loan Participations and Assignments	0	7,801	0	1	0	(12)	0	0	7,790	(12)
Qatar
Corporate Bonds & Notes	0	128	0	1	0	31	0	0	160	31

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Loan Participations and Assignments	0	0	0	125	(35)	(90)	0	0	0	0
Senegal
Loan Participations and Assignments	7,438	0	(7,741)	0	124	179	0	0	0	0
South Africa
Loan Participations and Assignments	22,685	0	0	(81)	0	(104)	0	0	22,500	(104)
Ukrainian SSR
Loan Participations and Assignments	0	4,800	0	0	0	(2)	0	0	4,798	(2)
Short-Term Instruments
Argentina Treasury Bills	590	0	(467)	1	(198)	74	0	0	0	0
Totals	$67,159	$13,928	$(37,298)	$80	$(586)	$665	$49,244	$(15)	$93,177	$299
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities		$4,226	Other Valuation Techniques(2)			—			—	—
France
Corporate Bonds & Notes		1,576	Other Valuation Techniques(2)			—			—	—
Germany
Corporate Bonds & Notes		37,271	Other Valuation Techniques(2)			—			—	—
		11,973	Reference Instrument			Yield			5.640	—
Jersey, Channel Islands
Asset-Backed Securities		2,883	Other Valuation Techniques(2)			—			—	—
Nigeria
Loan Participations and Assignments		7,790	Proxy Pricing			Base Price			98.750	—
Qatar
Corporate Bonds & Notes		160	Other Valuation Techniques(2)			—			—	—
South Africa
Loan Participations and Assignments		22,500	Third Party Vendor			Broker Quote			100.000	—
Ukrainian SSR
Loan Participations and Assignments		4,798	Proxy Pricing			Base Price			100.000	—
Total		$93,177
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
CORPORATE BONDS & NOTES 26.7%
BANKING & FINANCE 14.4%
AIB Group PLC 2.875% due 05/30/2031 •	EUR	100	$130
Boston Properties LP 3.400% due 06/21/2029		$100	112
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	100	129
Grainger PLC 3.000% due 07/03/2030	GBP	100	149
HAT Holdings LLC 3.750% due 09/15/2030		$100	104
Host Hotels & Resorts LP 3.500% due 09/15/2030 (g)		100	105
ING Groep NV 4.875% due 05/16/2029 •(e)(f)		200	205
Kilroy Realty LP 2.500% due 11/15/2032 (g)		100	102
LeasePlan Corp. NV 3.500% due 04/09/2025	EUR	100	139
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	100	81
MAF Sukuk Ltd. 3.933% due 02/28/2030		$200	216
Regency Centers LP 3.700% due 06/15/2030		100	113
SATO Oyj 1.375% due 02/24/2028	EUR	100	126
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		$200	228
UBS AG 5.125% due 05/15/2024 (f)		200	221
UDR, Inc. 3.100% due 11/01/2034 (g)		100	113
UniCredit SpA 5.459% due 06/30/2035 •		200	220
Unipol Gruppo SpA 3.250% due 09/23/2030	EUR	100	130
Weyerhaeuser Co. 7.375% due 03/15/2032 (g)		$50	75
			2,698
INDUSTRIALS 9.1%
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050 (g)		100	112
Burberry Group PLC 1.125% due 09/21/2025	GBP	100	137
HCA, Inc. 4.500% due 02/15/2027		$100	116
Lenovo Group Ltd. 3.421% due 11/02/2030		200	210
Marks & Spencer PLC 4.500% due 07/10/2027	GBP	100	143
Nokia OYJ 3.125% due 05/15/2028	EUR	100	135
PeaceHealth Obligated Group
1.375% due 11/15/2025 (g)		$100	102
3.218% due 11/15/2050 (g)		100	109
Pearson Funding PLC 3.750% due 06/04/2030	GBP	100	158
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	213
Smurfit Kappa Acquisitions ULC 2.875% due 01/15/2026	EUR	100	135

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2020 (Unaudited)

Stora Enso Oyj 2.500% due 03/21/2028	100	140
		1,710
UTILITIES 3.2%
AES Corp. 2.450% due 01/15/2031	$100	101
Avangrid, Inc. 3.800% due 06/01/2029 (g)	100	115
Eversource Energy 1.650% due 08/15/2030	100	100
Solar Star Funding LLC 5.375% due 06/30/2035 (g)	172	190
TerraForm Power Operating LLC 4.250% due 01/31/2023	100	104
		610
Total Corporate Bonds & Notes (Cost $4,912)		5,018
U.S. GOVERNMENT AGENCIES 27.9%
Fannie Mae
3.000% due 04/01/2059 (g)	2,312	2,513
3.500% due 05/01/2056	289	322
Freddie Mac 0.854% due 11/25/2030 ~(a)	2,800	199
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	1,000	1,035
4.000% due 12/01/2050 - 01/01/2051	1,100	1,173
Total U.S. Government Agencies (Cost $5,225)		5,242
U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2030	101	113
Total U.S. Treasury Obligations (Cost $110)		113
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
Barclays Commercial Mortgage Securities Trust 4.957% due 08/10/2035 ~	100	111
BBCMS Mortgage Trust 3.688% due 02/15/2053 ~	105	107
Chase Mortgage Finance Trust 3.647% due 03/25/2037 ^~	191	189
Countrywide Alternative Loan Trust
0.338% due 10/25/2046 •	105	100
0.784% due 11/20/2035 •	212	195
Countrywide Home Loan Mortgage Pass-Through Trust 3.081% due 02/25/2047 ^~	68	63
Countrywide Home Loan Reperforming REMIC Trust 4.874% due 01/25/2034 ^~	105	106
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.379% due 04/25/2047 •	107	99
HarborView Mortgage Loan Trust 3.863% due 06/19/2036 ^~	169	116
IndyMac Mortgage Loan Trust 0.318% due 01/25/2037 ^•	106	99
MFT Mortgage Trust 3.283% due 08/10/2040 ~	250	254
MFT Trust 3.358% due 02/10/2042	100	106
Morgan Stanley Capital Trust 3.300% due 12/15/2036 •	90	88
Morgan Stanley Mortgage Loan Trust 0.468% due 06/25/2036 •	303	104
One New York Plaza Trust 1.109% due 01/15/2026 •	200	201
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037 ^	90	90
Worldwide Plaza Trust 3.526% due 11/10/2036	100	112
Total Non-Agency Mortgage-Backed Securities (Cost $2,076)		2,140
ASSET-BACKED SECURITIES 7.8%
Bear Stearns Asset-Backed Securities Trust 0.288% due 11/25/2036 •	99	95
Centex Home Equity Loan Trust
0.448% due 06/25/2036 •	101	100
1.078% due 09/25/2034 •	101	100
Countrywide Asset-Backed Certificates
0.308% due 12/25/2035 ^•	84	84
0.583% due 01/25/2045 ^•	277	250

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2020 (Unaudited)

EquiFirst Mortgage Loan Trust 1.348% due 04/25/2035 •	210	204
GSAA Home Equity Trust
6.000% due 08/25/2047 ^	131	128
6.448% due 06/25/2036 þ	258	106
Lehman XS Trust 0.488% due 10/25/2036 •	207	198
Morgan Stanley ABS Capital, Inc. Trust 1.303% due 12/25/2034 •	101	100
Structured Asset Investment Loan Trust 0.848% due 04/25/2033 •	95	94
Total Asset-Backed Securities (Cost $1,445)		1,459
	SHARES
PREFERRED SECURITIES 1.4%
BANKING & FINANCE 1.4%
CaixaBank S.A. 5.875% due 10/09/2027 •(e)	200,000	270
Total Preferred Securities (Cost $268)		270
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.8%
U.S. TREASURY BILLS 21.8%
0.036% due 01/19/2021 (b)(c)	4,100	4,100
Total Short-Term Instruments (Cost $4,100)		4,100
Total Investments in Securities (Cost $18,136)		18,342
Total Investments 97.6% (Cost $18,136)		$18,342
Financial Derivative Instruments (h)(i) (0.2)%(Cost or Premiums, net $(33))		(30)
Other Assets and Liabilities, net 2.6%		483
Net Assets 100.0%		$18,795

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date		Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS				0.180%	12/14/2020		01/14/2021	$(460)		$(460)
UBS				0.400	12/09/2020		02/08/2021	(947)		(947)
Total Reverse Repurchase Agreements										$(1,407)
(g)	Securities with an aggregate market value of $1,504 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(610) at a weighted average interest rate of 0.301%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note March Futures				03/2021	1	$(138)	$0		$0	$0
Total Futures Contracts							$0	$0		$0
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	Semi-Annual	12/16/2027	$500	$(14)	$2	$(12)	$0	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	1,900	(19)	5	(14)	0	(3)
Total Swap Agreements						$(33)	$7	$(26)	$0	$(3)
Cash of $115 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2021	GBP	208		$274	$0	$(10)
	02/2021		$43	AUD	56	0	0
CBK	01/2021	BRL	347		$69	2	0
	01/2021		$67	BRL	347	0	0
	02/2021	EUR	321		$390	1	(4)
	02/2021	GBP	110		150	0	(1)
	02/2021		$68	BRL	347	0	(2)
GLM	01/2021	BRL	210		$41	1	0
	01/2021		$41	BRL	211	0	0
	01/2021		68	MXN	1,358	0	0
	02/2021		34	BRL	172	0	(1)
HUS	01/2021		34	MXN	675	0	0
MYI	02/2021		26	AUD	35	1	0
RBC	02/2021	AUD	64		$49	0	(1)
	02/2021	EUR	437		536	2	0
	02/2021	GBP	107		145	0	(1)
TOR	01/2021	BRL	137		26	0	0
	01/2021		$26	BRL	137	0	0
UAG	01/2021	BRL	172		$33	0	0
	01/2021		$34	BRL	172	0	(1)
	02/2021	EUR	336		$398	0	(13)
Total Forward Foreign Currency Contracts						$7	$(34)
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$2,698	$0	$2,698
Industrials				0	1,710	0	1,710
Utilities				0	610	0	610
U.S. Government Agencies				0	5,242	0	5,242
U.S. Treasury Obligations				0	113	0	113
Non-Agency Mortgage-Backed Securities				0	2,140	0	2,140
Asset-Backed Securities				0	1,459	0	1,459
Preferred Securities
Banking & Finance				0	270	0	270
Short-Term Instruments
U.S. Treasury Bills				0	4,100	0	4,100
Total Investments				$0	$18,342	$0	$18,342
Financial Derivative Instruments - Assets
Over the counter				$0	$7	$0	$7
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0	(3)	0	(3)
Over the counter				0	(34)	0	(34)
				$0	$(37)	$0	$(37)
Total Financial Derivative Instruments				$0	$(30)	$0	$(30)
Totals				$0	$18,312	$0	$18,312

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Extended Duration Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 174.1% ¤
CORPORATE BONDS & NOTES 1.9%
BANKING & FINANCE 1.1%
Barclays PLC 3.375% due 04/02/2025 •	EUR	1,100	$1,484
BOC Aviation Ltd. 2.750% due 09/18/2022		$800	817
Deutsche Bank AG
1.031% (US0003M + 0.815%) due 01/22/2021 ~		5,600	5,601
1.510% (US0003M + 1.290%) due 02/04/2021 ~		900	900
Mitsubishi UFJ Financial Group, Inc. 1.075% (US0003M + 0.860%) due 07/26/2023 ~		2,100	2,124
SL Green Operating Partnership LP 1.201% (US0003M + 0.980%) due 08/16/2021 ~		1,300	1,297
			12,223
INDUSTRIALS 0.6%
Georgia-Pacific LLC 7.750% due 11/15/2029		30	45
Kinder Morgan, Inc. 1.517% (US0003M + 1.280%) due 01/15/2023 ~		3,300	3,334
Sands China Ltd. 5.400% due 08/08/2028		800	939
United Airlines Pass-Through Trust
2.875% due 04/07/2030		926	933
3.100% due 04/07/2030		926	875
			6,126
UTILITIES 0.2%
National Rural Utilities Cooperative Finance Corp. 2.400% due 03/15/2030		1,300	1,413
Petrobras Global Finance BV 5.093% due 01/15/2030		623	697
			2,110
Total Corporate Bonds & Notes (Cost $20,011)			20,459
MUNICIPAL BONDS & NOTES 0.4%
OREGON 0.4%
Port of Morrow, Oregon Revenue Bonds, Series 2020 2.543% due 09/01/2040		4,500	4,704
Total Municipal Bonds & Notes (Cost $4,524)			4,704
U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
0.000% due 11/15/2030 (e)		400	351
0.375% due 08/25/2025		31,700	31,701
0.750% due 10/08/2027		7,500	7,535
2.358% due 01/25/2031 ~(a)		2,300	340
3.000% due 07/25/2043		1,772	1,843
3.790% due 01/01/2029		2,000	2,281
3.880% due 01/01/2031		1,778	2,121
3.920% due 01/01/2031		762	914
5.000% due 08/25/2033		38	44
5.500% due 04/25/2033 - 08/25/2035		94	106
6.000% due 12/25/2034		262	357
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031 (a)		10,500	9,764
0.000% due 03/15/2031 - 07/15/2032 (e)		9,300	8,014
0.000% due 01/15/2041 (b)(e)		4,583	4,036
3.000% due 04/15/2053		1,934	2,051
4.437% due 11/25/2052 ~		4,991	5,960
5.500% due 02/15/2024		27	28
6.000% due 06/15/2035		422	573
Ginnie Mae 5.500% due 10/20/2037		206	260
Ginnie Mae, TBA 4.000% due 02/01/2051		1,400	1,493

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Residual Funding Corp. STRIPS(e) 0.000% due 04/15/2030	4,100	3,646
Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029 (a)	3,191	2,923
Small Business Administration 5.290% due 12/01/2027	48	51
Tennessee Valley Authority STRIPS 4.625% due 09/15/2060	1,000	1,577
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	126	135
Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	5,200	5,383
Total U.S. Government Agencies (Cost $85,784)		93,487
U.S. TREASURY OBLIGATIONS 152.6%
U.S. Treasury Bonds
1.125% due 05/15/2040 (h)	45,950	43,581
1.125% due 08/15/2040	23,500	22,219
1.375% due 11/15/2040	45,200	44,625
2.750% due 11/15/2047	1	1
3.125% due 11/15/2041 (h)	86,550	113,049
3.125% due 05/15/2048 (h)	1,290	1,729
3.875% due 08/15/2040 (h)	200	286
4.250% due 11/15/2040 (h)	26,700	40,056
4.375% due 05/15/2040 (h)	780	1,182
4.500% due 08/15/2039 (h)	400	611
4.750% due 02/15/2041 (h)	6,100	9,733
U.S. Treasury Inflation Protected Securities (f)
0.250% due 07/15/2029 (h)(l)	285	323
0.500% due 01/15/2028 (h)	10,471	11,878
0.750% due 07/15/2028 (h)	2,158	2,510
0.750% due 02/15/2045 (h)	70	90
0.875% due 01/15/2029 (h)	3,929	4,619
1.000% due 02/15/2048 (h)	3,801	5,298
1.375% due 02/15/2044 (h)	849	1,224
2.500% due 01/15/2029 (h)	8,125	10,678
U.S. Treasury Notes
1.625% due 09/30/2026	12,100	12,899
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(h)	100,300	84,137
0.000% due 08/15/2034 (a)	76,520	63,710
0.000% due 11/15/2034 (a)(h)(j)	34,600	28,730
0.000% due 08/15/2035 (a)(j)	6,870	5,618
0.000% due 05/15/2036 (a)	52,000	41,853
0.000% due 11/15/2036 (a)	76,900	61,235
0.000% due 05/15/2037 (a)	54,350	42,835
0.000% due 08/15/2037 (a)	9,100	7,134
0.000% due 08/15/2041 (e)(j)	14,800	10,943
0.000% due 02/15/2042 (e)(j)	9,500	6,954
0.000% due 05/15/2042 (e)(j)	9,700	7,030
0.000% due 05/15/2043 (e)(h)	203,710	143,803
0.000% due 08/15/2043 (e)(h)	140,500	98,668
0.000% due 02/15/2044 (e)	51,400	35,654
0.000% due 05/15/2044 (e)	88,500	61,009
0.000% due 08/15/2044 (e)	1,500	1,028
0.000% due 11/15/2044 (e)	4,800	3,269
0.000% due 02/15/2045 (e)	5,200	3,522
0.000% due 05/15/2045 (e)	7,750	5,228
0.000% due 08/15/2046 (e)(j)	3,500	2,296
0.000% due 05/15/2048 (e)(h)	142,600	90,348
0.000% due 08/15/2048 (e)(h)	142,600	89,885
0.000% due 11/15/2048 (e)(h)	161,200	101,338
0.000% due 02/15/2049 (e)(h)	120,600	75,300
0.000% due 08/15/2049 (e)	72,300	44,581
0.000% due 11/15/2049 (e)(h)	155,500	95,440
0.000% due 08/15/2050 (e)(h)	130,900	79,067
Total U.S. Treasury Obligations (Cost $1,426,995)		1,617,206
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	3,640
BAMLL Commercial Mortgage Securities Trust
1.209% due 04/15/2036 •	3,200	3,124
1.359% due 03/15/2034 •	1,500	1,483
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •	2,824	2,822
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	903
4.957% due 08/10/2035 ~	600	664
Bear Stearns ALT-A Trust 3.152% due 09/25/2035 ^~	152	120
BWAY Mortgage Trust 3.454% due 03/10/2033	3,000	3,257

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2020 (Unaudited)

ChaseFlex Trust 0.428% due 05/25/2037 •		2,519	2,377
Citigroup Commercial Mortgage Trust
2.109% due 02/15/2039 •		8,594	8,669
4.149% due 01/10/2036		7,950	8,655
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~		2,800	2,889
Commercial Mortgage Trust 3.815% due 04/10/2033 ~		2,500	2,662
Countrywide Home Loan Mortgage Pass-Through Trust 2.997% due 09/25/2047 ^~		137	129
Credit Suisse Mortgage Capital Certificates 0.320% due 11/27/2036 •		929	928
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		1,800	1,896
3.805% due 10/10/2035 ~		800	854
Hilton USA Trust 4.194% due 11/05/2038 ~		1,000	1,064
JPMorgan Chase Commercial Mortgage Securities Trust
1.609% due 12/15/2031 •		2,400	2,353
2.798% due 10/05/2031		2,800	2,791
JPMorgan Mortgage Trust
1.048% due 12/25/2049 •		648	649
3.059% due 07/25/2035 ~		45	44
Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049		600	634
Morgan Stanley Capital Trust 4.276% due 07/11/2040 ~		1,600	1,753
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		2,830	2,979
Towd Point Mortgage Funding 1.255% due 02/20/2054 ~	GBP	1,786	2,448
VNDO Trust 3.805% due 01/10/2035		$3,600	3,935
WaMu Mortgage Pass-Through Certificates Trust
1.339% due 01/25/2047 •		2	2
2.003% due 08/25/2046 •		3,169	3,033
2.003% due 10/25/2046 •		4	4
Wells Fargo Commercial Mortgage Trust 3.486% due 12/15/2059		3,800	4,130
Total Non-Agency Mortgage-Backed Securities (Cost $68,556)			70,891
ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp. Home Equity Loan Trust 0.943% due 01/25/2035 •		4,926	4,882
Arbor Realty Commercial Real Estate Notes Ltd. 1.309% due 05/15/2037 •		1,700	1,698
Bear Stearns Asset-Backed Securities Trust 3.208% due 07/25/2036 ~		2	2
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		2,230	2,225
Countrywide Asset-Backed Certificates 0.398% due 01/25/2046 ^•		4,730	4,452
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		1,067	1,066
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		589	588
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •		584	577
Encore Credit Receivables Trust 0.808% due 07/25/2035 •		1,608	1,606
Fremont Home Loan Trust 1.213% due 06/25/2035 •		2,100	2,085
JPMorgan Mortgage Acquisition Corp. 0.868% due 12/25/2035 •		3,000	2,974
LCM LP 1.258% due 10/20/2027 •		800	800
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		3,000	2,986
M360 Advisors LLC 4.395% due 07/24/2028		334	334
MASTR Asset-Backed Securities Trust 0.973% due 10/25/2034 •		1,880	1,858
Nassau Ltd. 2.383% due 07/20/2029 •		2,100	2,109
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		952	962
Residential Asset Securities Corp. Trust 0.368% due 02/25/2037 •		800	752
SLM Student Loan Trust 0.815% due 10/25/2029 •		750	749
Wells Fargo Home Equity Asset-Backed Securities Trust 0.418% due 07/25/2036 •		1,035	1,028

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Zais CLO Ltd. 1.387% due 04/15/2028 •		2,115	2,108
Total Asset-Backed Securities (Cost $35,233)			35,841
SOVEREIGN ISSUES 0.2%
Qatar Government International Bond 3.875% due 04/23/2023		1,200	1,291
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	478
Total Sovereign Issues (Cost $1,850)			1,770
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%			574
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.086% due 02/18/2021 - 03/16/2021 (c)(d)(e)(h)		$388	388
Total Short-Term Instruments (Cost $962)			962
Total Investments in Securities (Cost $1,643,915)			1,845,319
		SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short Asset Portfolio		2,255,295	22,610
PIMCO Short-Term Floating NAV Portfolio III		4,214,304	41,557
Total Short-Term Instruments (Cost $64,143)			64,167
Total Investments in Affiliates (Cost $64,143)			64,167
Total Investments 180.2% (Cost $1,708,058)			$1,909,486
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $141)			(1,379)
Other Assets and Liabilities, net (80.1)%			(848,409)
Net Assets 100.0%			$1,059,698

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$574	U.S. Treasury Bills 0.000% due 12/30/2021	$(586)	$574	$574
Total Repurchase Agreements	$(586)	$574	$574
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.170%	11/18/2020	01/19/2021	$(25,662)	$(25,668)
0.170	01/12/2021	01/19/2021	(4,257)	(4,257)
BOS	0.160	11/23/2020	01/04/2021	(58,544)	(58,555)
0.160	11/30/2020	01/11/2021	(15,619)	(15,621)
0.160	12/01/2020	01/12/2021	(95,316)	(95,330)
0.160	12/15/2020	01/15/2021	(525)	(525)
0.170	11/18/2020	01/19/2021	(51,330)	(51,341)
0.170	11/19/2020	01/19/2021	(69,528)	(69,543)
0.170	12/08/2020	01/19/2021	(11,064)	(11,065)
0.180	11/10/2020	01/11/2021	(187,485)	(187,536)
0.180	11/12/2020	01/12/2021	(77,384)	(77,405)
0.180	11/13/2020	01/13/2021	(2,418)	(2,419)
0.180	12/30/2020	01/11/2021	(102,873)	(102,876)
BSN	0.180	10/09/2020	01/11/2021	(5,157)	(5,159)
DEU	0.170	11/02/2020	01/04/2021	(5,752)	(5,754)
GRE	0.180	10/28/2020	01/28/2021	(1,692)	(1,693)
IND	0.150	12/16/2020	02/11/2021	(97,922)	(97,930)
JPS	0.160	10/20/2020	01/19/2021	(1,845)	(1,846)
0.161	10/20/2020	01/19/2021	(832)	(832)
Total Reverse Repurchase Agreements	$(815,355)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPG	0.180%	11/06/2020	01/21/2021	$(980)	$(980)
0.190	11/06/2020	01/19/2021	(17,316)	(17,322)
0.190	11/09/2020	01/21/2021	(11,256)	(11,260)
0.190	11/24/2020	01/11/2021	(1,692)	(1,692)
0.190	11/24/2020	01/19/2021	(5,499)	(5,500)
MSC	0.180	10/29/2020	01/14/2021	(5,020)	(5,022)
TDL	0.180	10/06/2020	01/06/2021	(322)	(322)
0.190	11/24/2020	01/07/2021	(2,538)	(2,538)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2020 (Unaudited)

UBS	0.170	11/27/2020	01/11/2021	(7,812)	(7,814)
Total Sale-Buyback Transactions	$(52,450)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Ginnie Mae, TBA	4.000%	01/01/2051	$600	$(639)	$(640)
Total Short Sales (0.1)%	$(639)	$(640)
(h)	Securities with an aggregate market value of $869,769 and cash of $261 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(1,324,492) at a weighted average interest rate of 0.141%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2021	111	$20,613	$151	$8	$0
U.S. Treasury 5-Year Note March Futures	03/2021	3,258	411,043	846	153	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	179	27,988	(46)	39	0
$951	$200	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	128	$(28,285)	$(27)	$0	$(3)
U.S. Treasury 10-Year Note March Futures	03/2021	1,523	(210,293)	(236)	0	(167)
U.S. Treasury 30-Year Bond March Futures	03/2021	3,024	(523,719)	6,046	0	(1,039)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	196	(41,858)	813	0	(147)
$6,596	$0	$(1,356)
Total Futures Contracts	$7,547	$200	$(1,356)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$6,300	$(89)	$48	$(41)	$0	$(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	8,100	(128)	58	(70)	0	(2)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	6,200	(162)	27	(135)	0	(1)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	11,300	(293)	(26)	(319)	0	(1)
$(672)	$107	$(565)	$0	$(5)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.275%	Semi-Annual	03/03/2025	CAD	2,400	$0	$48	$48	$1	$0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	10	10	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	10	190	200	6	0
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022	$121,400	318	3,815	4,133	27	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	153,100	(168)	(8,436)	(8,604)	0	(9)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	8,900	(184)	(663)	(847)	0	(2)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		16,100	(63)	(572)	(635)	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,300	49	(429)	(380)	0	(4)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030		22,800	(48)	(1,628)	(1,676)	0	(31)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030		23,900	(67)	(179)	(246)	0	(30)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030		24,600	(266)	(3,495)	(3,761)	0	(38)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		14,200	801	(1,283)	(482)	0	(19)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		11,900	487	(3,335)	(2,848)	0	(56)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		1,700	(4)	(372)	(376)	0	(8)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,100	(8)	(165)	(173)	0	(5)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		2,600	(5)	(154)	(159)	0	(10)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		4,100	(23)	(359)	(382)	0	(16)
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	6,500	0	9	9	0	0
							$829	$(16,998)	$(16,169)	$34	$(236)
Total Swap Agreements							$157	$(16,891)	$(16,734)	$34	$(241)
(j)

Securities with an aggregate market value of $24,188 and cash of $1,699 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		02/2021		GBP	1,805			$2,383	$0		$(86)
CBK		01/2021		ZAR	1,501			96	0		(6)
		03/2021		MXN	40,378			1,977	0		(34)
GLM		02/2021		RUB	1,552			20	0		(1)
		03/2021		MXN	40,378			2,021	7		0
		03/2021			$2,018		MXN	40,378	0		(7)
HUS		01/2021		EUR	1,146			$1,373	0		(27)
		01/2021		ZAR	1,993			127	0		(9)
		02/2021		RUB	1,034			14	0		0
SSB		03/2021			$1,871		MXN	40,670	157		0
UAG		02/2021		RUB	3,417			$45	0		(1)
Total Forward Foreign Currency Contracts									$164		$(171)
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description					Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051					$102.141	03/04/2021	3,000	$(9)		$(3)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051					102.141	03/04/2021	1,000	(3)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051					104.141	03/04/2021	1,000	(1)		(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051					98.703	02/04/2021	1,000	(3)		(4)
Total Written Options									$(16)		$(9)
(l)

Securities with an aggregate market value of $5 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory						Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,223	$0	$12,223
Industrials	0	6,126	0	6,126
Utilities	0	2,110	0	2,110
Municipal Bonds & Notes
Oregon	0	4,704	0	4,704
U.S. Government Agencies	0	93,487	0	93,487
U.S. Treasury Obligations	0	1,617,206	0	1,617,206
Non-Agency Mortgage-Backed Securities	0	70,891	0	70,891
Asset-Backed Securities	0	35,841	0	35,841
Sovereign Issues	0	1,769	0	1,769
Short-Term Instruments
Repurchase Agreements	0	574	0	574
U.S. Treasury Cash Management Bills	0	388	0	388
	$0	$1,845,319	$0	$1,845,319
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,167	$0	$0	$64,167
Total Investments	$64,167	$1,845,319	$0	$1,909,486
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(640)	$0	$(640)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	200	34	0	234
Over the counter	0	164	0	164
	$200	$198	$0	$398
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,356)	(241)	0	(1,597)
Over the counter	0	(180)	0	(180)
	$(1,356)	$(421)	$0	$(1,777)
Total Financial Derivative Instruments	$(1,156)	$(223)	$0	$(1,379)
Totals	$63,011	$1,844,456	$0	$1,907,467

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.0% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,750	$12
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$43	17
0.125% due 07/09/2035 þ		29	11
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,100	14
Provincia de Buenos Aires 36.050% due 04/12/2025		1,170	6
			48
Total Argentina (Cost $172)			60
AUSTRALIA 4.3%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
1.003% due 12/05/2059 •		$122	122
1.083% due 09/05/2057 •		291	291
			413
SOVEREIGN ISSUES 4.2%
Australia Government International Bond
0.500% due 09/21/2026	AUD	5,600	4,329
0.750% due 11/21/2027 (e)		1,674	1,461
1.750% due 06/21/2051		500	367
3.000% due 03/21/2047		2,000	1,900
New South Wales Treasury Corp.
2.000% due 03/20/2031		1,100	908
2.750% due 11/20/2025 (e)		4,767	4,393
Northern Territory Treasury Corp. 2.000% due 04/21/2031		500	403
Queensland Treasury Corp. 1.750% due 08/21/2031		300	242
Treasury Corp. of Victoria 4.250% due 12/20/2032		600	604
			14,607
Total Australia (Cost $13,320)			15,020
BRAZIL 1.7%
CORPORATE BONDS & NOTES 1.7%
Banco Votorantim S.A. 4.500% due 09/24/2024		$2,200	2,330
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (c)(f)		653	4
Petrobras Global Finance BV
5.093% due 01/15/2030		146	163
7.250% due 03/17/2044		790	1,021
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	11,273	2,490
Total Brazil (Cost $6,360)			6,008
CANADA 1.2%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$180	176

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	681
			857
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	367	297
SOVEREIGN ISSUES 0.9%
Canada Government Real Return Bond 3.000% due 12/01/2036 (e)		2,003	2,483
Province of Quebec 1.850% due 02/13/2027		600	500
			2,983
Total Canada (Cost $3,838)			4,137
CAYMAN ISLANDS 4.9%
ASSET-BACKED SECURITIES 2.6%
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		$900	900
Bowman Park CLO Ltd. 1.393% due 11/23/2025 •		103	103
Cent CLO Ltd. 1.307% due 10/15/2026 •		1,112	1,112
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		254	253
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		171	172
GoldentTree Loan Management U.S. CLO Ltd. 1.558% due 01/20/2033 •		800	800
Gulf Stream Meridian Ltd. 1.609% due 10/15/2029 •		900	901
Jamestown CLO Ltd. 1.438% due 01/17/2027 •		792	793
Madison Park Funding Ltd. 1.369% due 07/23/2029 •		600	600
Palmer Square Loan Funding Ltd.
1.121% due 11/15/2026 •		590	589
1.918% due 07/20/2028 •		730	732
Sound Point CLO Ltd. 1.108% due 01/20/2028 •		428	428
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		730	730
Telos CLO Ltd. 1.488% due 01/17/2027 •		565	565
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		75	76
Venture CLO Ltd. 1.117% due 04/15/2027 •		184	183
WhiteHorse Ltd. 1.148% due 04/17/2027 •		92	92
			9,029
CORPORATE BONDS & NOTES 2.3%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		500	532
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		200	210
Country Garden Holdings Co. Ltd. 7.125% due 04/25/2022		200	208
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		668	633
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		4,299	602
QNB Finance Ltd.
1.214% (US0003M + 1.000%) due 05/02/2022 ~		600	602
1.310% (SOFRRATE + 1.225%) due 02/12/2022 ~		500	502
1.574% (US0003M + 1.350%) due 05/31/2021 ~		3,600	3,612
Sands China Ltd.
4.600% due 08/08/2023		200	213
5.125% due 08/08/2025		200	225
5.400% due 08/08/2028		300	352

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	205
			7,896
Total Cayman Islands (Cost $19,079)			16,925
CHILE 0.8%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,166
SOVEREIGN ISSUES 0.5%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	1,067
Chile Government International Bond 2.450% due 01/31/2031		$500	536
			1,603
Total Chile (Cost $2,604)			2,769
CHINA 2.8%
SOVEREIGN ISSUES 2.8%
China Development Bank
3.050% due 08/25/2026	CNY	2,800	421
3.340% due 07/14/2025		13,900	2,137
3.450% due 09/20/2029		3,400	514
3.480% due 01/08/2029		4,100	622
3.650% due 05/21/2029		4,100	628
3.800% due 01/25/2036		2,000	304
4.040% due 04/10/2027		4,700	742
4.240% due 08/24/2027		27,300	4,367
Total China (Cost $9,296)			9,735
COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Ecopetrol S.A. 5.875% due 05/28/2045		$700	849
SOVEREIGN ISSUES 0.1%
Colombian TES 6.000% due 04/28/2028	COP	1,230,000	385
Total Colombia (Cost $1,081)			1,234
CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	254
2.500% due 08/25/2028		900	47
Total Czech Republic (Cost $263)			301
DENMARK 4.5%
CORPORATE BONDS & NOTES 4.5%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	20,606	3,432
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		39,453	6,565
Nykredit Realkredit A/S
1.000% due 10/01/2050		33,777	5,601
Total Denmark (Cost $13,926)			15,598
FRANCE 2.7%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas S.A.
2.219% due 06/09/2026 •		$800	837
3.375% due 01/23/2026	GBP	800	1,234

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Credit Agricole S.A. 3.750% due 04/24/2023		$1,900	2,041
			4,112
SOVEREIGN ISSUES 1.5%
France Government International Bond
0.750% due 05/25/2052	EUR	200	273
1.500% due 05/25/2050 (j)		2,800	4,562
2.000% due 05/25/2048 (j)		300	534
			5,369
Total France (Cost $8,114)			9,481
GERMANY 1.9%
CORPORATE BONDS & NOTES 1.9%
Deutsche Bank AG
1.031% (US0003M + 0.815%) due 01/22/2021 ~		$300	300
1.510% (US0003M + 1.290%) due 02/04/2021 ~		700	700
1.625% due 01/20/2027	EUR	100	128
2.129% due 11/24/2026 •(h)		$500	512
2.625% due 02/12/2026	EUR	700	939
3.150% due 01/22/2021		$100	100
3.547% due 09/18/2031 •		200	217
3.961% due 11/26/2025 •		1,300	1,422
4.250% due 10/14/2021		1,300	1,333
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		800	883
Total Germany (Cost $6,187)			6,534
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CMHI Finance BVI Co. Ltd. 4.375% due 08/06/2023		$200	216
Total Hong Kong (Cost $202)			216
INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Muthoot Finance Ltd. 6.125% due 10/31/2022		$900	946
Shriram Transport Finance Co. Ltd.
5.700% due 02/27/2022		900	916
5.950% due 10/24/2022		400	409
Total India (Cost $2,227)			2,271
INDONESIA 1.2%
SOVEREIGN ISSUES 1.2%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	800	1,037
4.100% due 04/24/2028		$900	1,048
5.250% due 01/17/2042		400	520
8.375% due 03/15/2034	IDR	18,578,000	1,550
Total Indonesia (Cost $3,586)			4,155
IRELAND 0.9%
ASSET-BACKED SECURITIES 0.5%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	250	305
Toro European CLO DAC 0.900% due 10/15/2030 •		1,100	1,344
			1,649
CORPORATE BONDS & NOTES 0.4%
AIB Group PLC 4.750% due 10/12/2023		$200	220
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	606

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

3.000% due 07/15/2022		400	411
			1,237
Total Ireland (Cost $2,774)			2,886
ISRAEL 1.0%
SOVEREIGN ISSUES 1.0%
Israel Government International Bond
1.000% due 04/30/2021	ILS	4,600	1,436
2.000% due 03/31/2027		2,100	718
3.800% due 05/13/2060		$1,200	1,429
Total Israel (Cost $3,287)			3,583
ITALY 9.1%
CORPORATE BONDS & NOTES 2.1%
Banca Carige SpA
0.977% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,000	1,229
1.189% due 10/25/2021 •		1,100	1,352
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		600	774
2.625% due 04/28/2025		300	377
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(f)(g)		600	736
7.750% due 01/11/2027 •(f)		300	440
UniCredit SpA
7.830% due 12/04/2023		$1,000	1,187
9.250% due 06/03/2022 •(f)(g)	EUR	900	1,209
			7,304
SOVEREIGN ISSUES 7.0%
Italy Buoni Poliennali Del Tesoro
1.850% due 07/01/2025		2,300	3,058
2.350% due 09/15/2024 (e)(j)		15,648	21,390
			24,448
Total Italy (Cost $27,991)			31,752
JAPAN 5.1%
CORPORATE BONDS & NOTES 1.3%
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		$200	243
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		1,100	1,173
Mizuho Financial Group, Inc.
1.101% (US0003M + 0.880%) due 09/11/2022 ~		500	506
1.221% (US0003M + 1.000%) due 09/11/2024 ~		700	710
3.922% due 09/11/2024 •		400	435
ORIX Corp. 3.250% due 12/04/2024		200	219
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		700	717
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030		500	512
			4,515
SOVEREIGN ISSUES 3.8%
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	342,026	3,322
0.100% due 03/10/2029 (e)		579,426	5,640
0.500% due 03/20/2049		229,000	2,157
0.700% due 12/20/2048		116,000	1,152
1.200% due 09/20/2035		101,000	1,116
			13,387
Total Japan (Cost $17,269)			17,902
KUWAIT 1.2%
SOVEREIGN ISSUES 1.2%
Kuwait International Government Bond 3.500% due 03/20/2027		$3,700	4,213

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Kuwait (Cost $3,676)			4,213
LUXEMBOURG 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		$800	908
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		800	844
5.250% due 05/23/2023 (g)		1,800	1,928
Total Luxembourg (Cost $3,579)			3,680
MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$200	230
4.550% due 04/21/2050		200	268
			498
SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond 4.232% due 06/30/2031	MYR	2,100	590
Total Malaysia (Cost $941)			1,088
MEXICO 0.4%
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	800	1,131
5.000% due 04/27/2051		$200	250
Total Mexico (Cost $1,042)			1,381
MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
NXP BV 3.150% due 05/01/2027		$500	552
Total Multinational (Cost $499)			552
NETHERLANDS 1.5%
ASSET-BACKED SECURITIES 1.0%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	400	489
Babson Euro CLO BV 0.309% due 10/25/2029 •		731	886
Dryden Euro CLO BV 0.880% due 01/15/2030 •		900	1,100
Tikehau CLO BV 0.880% due 12/07/2029 •		900	1,099
			3,574
CORPORATE BONDS & NOTES 0.4%
NXP BV 3.875% due 09/01/2022		$300	316
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	105	170
Syngenta Finance NV
4.441% due 04/24/2023		$700	735
5.182% due 04/24/2028		200	215
			1,436
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 0.293% due 04/17/2041 •	EUR	271	317

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Eurosail PLC 0.993% due 10/17/2040 •		115	141
			458
Total Netherlands (Cost $5,087)			5,468
NEW ZEALAND 0.2%
SOVEREIGN ISSUES 0.2%
New Zealand Government International Bond
1.500% due 05/15/2031	NZD	600	454
1.750% due 05/15/2041		100	71
Total New Zealand (Cost $499)			525
PERU 2.1%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,200	357
SOVEREIGN ISSUES 2.0%
Peru Government International Bond
1.862% due 12/01/2032		$200	202
5.350% due 08/12/2040	PEN	1,400	402
5.940% due 02/12/2029		8,200	2,827
6.150% due 08/12/2032		900	304
6.350% due 08/12/2028		9,400	3,301
			7,036
Total Peru (Cost $6,652)			7,393
PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	539
Total Philippines (Cost $497)			539
QATAR 0.9%
SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
3.750% due 04/16/2030		$300	354
4.400% due 04/16/2050		300	392
4.500% due 04/23/2028		1,200	1,456
4.817% due 03/14/2049		700	957
Total Qatar (Cost $2,624)			3,159
ROMANIA 0.3%
SOVEREIGN ISSUES 0.3%
Romanian Government International Bond
1.375% due 12/02/2029	EUR	400	498
2.625% due 12/02/2040		100	130
5.850% due 04/26/2023	RON	1,500	405
Total Romania (Cost $1,003)			1,033
RUSSIA 1.7%
SOVEREIGN ISSUES 1.7%
Russia Government International Bond
4.250% due 06/23/2027		$400	457
4.375% due 03/21/2029		1,200	1,402
7.250% due 05/10/2034	RUB	38,500	567
7.650% due 04/10/2030		111,000	1,695
7.700% due 03/23/2033		127,000	1,935
Total Russia (Cost $6,407)			6,056
SAUDI ARABIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	411

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
3.250% due 10/26/2026		400	444
4.375% due 04/16/2029		1,800	2,141
			2,585
Total Saudi Arabia (Cost $2,589)			2,996
SERBIA 1.1%
SOVEREIGN ISSUES 1.1%
Serbia Government International Bond 3.125% due 05/15/2027	EUR	2,700	3,719
Total Serbia (Cost $2,943)			3,719
SINGAPORE 1.0%
CORPORATE BONDS & NOTES 0.6%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	613
3.500% due 09/18/2027		300	321
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		600	600
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		500	537
			2,071
SOVEREIGN ISSUES 0.4%
Singapore Government International Bond 2.125% due 06/01/2026	SGD	1,500	1,230
Total Singapore (Cost $3,079)			3,301
SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.850% due 09/30/2029		$600	639
5.375% due 07/24/2044		400	393
Total South Africa (Cost $979)			1,032
SOUTH KOREA 1.0%
SOVEREIGN ISSUES 1.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	360,000	345
2.375% due 12/10/2027		360,000	350
2.375% due 12/10/2028		1,620,000	1,577
2.625% due 06/10/2028		720,000	713
5.500% due 03/10/2028		360,000	421
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	216
Total South Korea (Cost $3,387)			3,622
SPAIN 3.0%
CORPORATE BONDS & NOTES 0.1%
Banco de Sabadell S.A.
1.125% due 03/11/2027 •	EUR	100	127
1.750% due 05/10/2024		100	127
Banco Santander S.A. 4.379% due 04/12/2028		$200	233
			487
		SHARES
PREFERRED SECURITIES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)		600,000	750

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.7%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	331
4.900% due 09/15/2021		700	885
Spain Government International Bond
0.250% due 07/30/2024		1,700	2,136
1.000% due 10/31/2050 (j)		400	506
1.250% due 10/31/2030		1,400	1,913
1.400% due 07/30/2028 (j)		1,000	1,369
1.450% due 04/30/2029 (j)		600	828
1.850% due 07/30/2035		1,100	1,629
			9,597
Total Spain (Cost $9,568)			10,834
SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Union 0.000% due 07/04/2035 (c)	EUR	600	754
Total Supranational (Cost $723)			754
SWITZERLAND 2.3%
CORPORATE BONDS & NOTES 2.3%
Credit Suisse AG 2.100% due 11/12/2021		$900	914
Credit Suisse Group AG
1.420% (US0003M + 1.200%) due 12/14/2023 ~		2,100	2,126
3.800% due 06/09/2023		1,900	2,047
3.869% due 01/12/2029 •		500	567
UBS AG
5.125% due 05/15/2024 (g)		1,300	1,436
7.625% due 08/17/2022 (g)		900	997
Total Switzerland (Cost $7,749)			8,087
UNITED ARAB EMIRATES 1.2%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$600	619
SOVEREIGN ISSUES 1.0%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		2,800	3,145
3.125% due 04/16/2030		200	226
3.875% due 04/16/2050		200	244
			3,615
Total United Arab Emirates (Cost $3,718)			4,234
UNITED KINGDOM 14.8%
CORPORATE BONDS & NOTES 7.6%
Antofagasta PLC 2.375% due 10/14/2030		$400	402
Barclays Bank PLC 7.625% due 11/21/2022 (g)		3,300	3,672
Barclays PLC
4.338% due 05/16/2024 •		500	541
4.375% due 01/12/2026		400	461
7.125% due 06/15/2025 •(f)(g)	GBP	800	1,223
7.875% due 03/15/2022 •(f)(g)		$700	736
8.000% due 06/15/2024 •(f)(g)		300	335
FCE Bank PLC 1.660% due 02/11/2021	EUR	200	245
Frontier Finance PLC 8.000% due 03/23/2022	GBP	975	1,375
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		$400	403
3.000% due 07/22/2028 •	GBP	500	765
4.292% due 09/12/2026 •		$600	684
6.500% due 03/23/2028 •(f)(g)		200	225

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Lloyds Banking Group PLC
3.900% due 03/12/2024		400	440
4.050% due 08/16/2023		600	656
4.375% due 03/22/2028		200	238
4.582% due 12/10/2025		900	1,030
7.625% due 06/27/2023 •(f)(g)	GBP	200	301
Marks & Spencer PLC 4.250% due 12/08/2023		100	144
Nationwide Building Society
2.000% due 01/27/2023		$500	516
3.622% due 04/26/2023 •		500	520
3.766% due 03/08/2024 •		1,400	1,491
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		1,600	1,630
3.875% due 09/12/2023		500	543
4.269% due 03/22/2025 •		300	332
4.519% due 06/25/2024 •		700	765
4.800% due 04/05/2026		900	1,064
8.000% due 08/10/2025 •(f)(g)		300	350
8.625% due 08/15/2021 •(f)(g)		200	208
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		600	617
Santander UK Group Holdings PLC
3.571% due 01/10/2023		200	206
4.750% due 09/15/2025		900	1,016
7.375% due 06/24/2022 •(f)(g)	GBP	200	287
Santander UK PLC 5.000% due 11/07/2023		$211	233
Standard Chartered PLC 1.319% due 10/14/2023 •		800	809
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	94	175
5.744% due 04/13/2040		192	361
5.801% due 10/13/2040		485	918
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	718
			26,635
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Alba PLC 0.234% due 11/25/2042		482	641
Avon Finance PLC 0.954% due 09/20/2048 •		681	930
Durham Mortgages B PLC 0.651% due 03/31/2054 •		609	831
Eurosail PLC
0.000% due 03/13/2045 •	EUR	282	343
0.198% due 12/10/2044 •	GBP	299	407
Great Hall Mortgages PLC
0.000% due 06/18/2039 •	EUR	562	675
0.167% due 03/18/2039 •	GBP	716	967
0.177% due 06/18/2039 •		247	330
0.187% due 06/18/2038 •		252	339
Jupiter PLC 0.000% due 06/01/2060 «•		1,300	1,762
Lanark Master Issuer PLC 0.866% due 12/22/2069 •		507	695
Mortgage Funding PLC 1.141% due 03/13/2046 •		73	100
Newgate Funding PLC 0.057% due 12/15/2050 •	EUR	354	424
Residential Mortgage Securities PLC
1.234% due 09/20/2065 •	GBP	523	717
1.304% due 06/20/2070 •		567	781
Ripon Mortgages PLC 0.851% due 08/20/2056 •		1,888	2,581
Southern Pacific Financing PLC 0.211% due 06/10/2043 •		59	80
Stanlington PLC 1.041% due 06/12/2046 •		589	807
Towd Point Mortgage Funding 0.956% due 07/20/2045 •		1,362	1,863
Towd Point Mortgage Funding PLC
0.956% due 07/20/2045 •		726	993
1.073% due 10/20/2051 •		945	1,298
Uropa Securities PLC
0.238% due 06/10/2059 •		272	357
0.388% due 06/10/2059 •		70	90
0.588% due 06/10/2059 •		55	67

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

0.788% due 06/10/2059 •	59	74
		18,152
	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,360	329
	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.9%
United Kingdom Gilt
0.125% due 03/22/2024 (e)(j)	4,127	6,211
0.625% due 10/22/2050 (j)	400	530
		6,741
Total United Kingdom (Cost $49,269)		51,857
UNITED STATES 87.5%
ASSET-BACKED SECURITIES 6.9%
ACE Securities Corp. Home Equity Loan Trust 1.048% due 12/25/2034 •	$136	132
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.823% due 07/25/2035 •	112	112
Argent Securities Trust
0.298% due 07/25/2036 •	721	313
0.388% due 07/25/2036 •	901	404
0.448% due 06/25/2036 •	1,242	495
Asset-Backed Funding Certificates Trust 0.308% due 01/25/2037 •	527	374
Bear Stearns Asset-Backed Securities Trust
0.388% due 06/25/2047 •	854	849
0.548% due 09/25/2046 •	100	97
0.883% due 09/25/2035 •	869	866
Countrywide Asset-Backed Certificates
0.298% due 05/25/2037 •	175	174
0.368% due 09/25/2037 ^•	105	100
0.668% due 12/25/2036 ^•	3,859	3,753
4.517% due 10/25/2046 ^~	102	102
4.591% due 07/25/2036 ~	60	61
Countrywide Asset-Backed Certificates Trust
1.108% due 10/25/2035 •	389	387
5.210% due 03/25/2034 ~	168	169
Countrywide Asset-Backed Certificates Trust, Inc. 0.868% due 07/25/2034 •	203	201
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •	18	17
Credit-Based Asset Servicing & Securitization LLC 0.368% due 07/25/2037 •	240	192
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.511% due 03/25/2037 ^þ	1,015	533
Fieldstone Mortgage Investment Trust 0.470% due 11/25/2036 •	1,086	793
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •	191	190
0.883% due 09/25/2035 •	57	57
1.423% due 07/25/2034 •	203	204
First NLC Trust 0.853% due 12/25/2035 •	245	244
GSAA Home Equity Trust 0.598% due 08/25/2037 •	129	128
GSAMP Trust
0.238% due 01/25/2037 •	173	127
0.298% due 12/25/2046 •	740	481
0.688% due 04/25/2036 •	783	641
HSI Asset Securitization Corp. Trust 0.588% due 12/25/2036 •	560	231
JPMorgan Mortgage Acquisition Trust
0.228% due 08/25/2036 •	4	2
0.298% due 07/25/2036 •	1,674	1,003
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •	36	36
MASTR Asset-Backed Securities Trust
0.628% due 03/25/2036 •	680	553
0.748% due 01/25/2036 •	6	6

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Merrill Lynch Mortgage Investors Trust
0.258% due 08/25/2037 •		557	359
0.670% due 04/25/2037 •		762	529
Morgan Stanley ABS Capital, Inc. Trust
0.238% due 01/25/2037 •		581	352
0.288% due 10/25/2036 •		645	396
0.288% due 11/25/2036 •		232	145
0.368% due 11/25/2036 •		232	146
0.378% due 10/25/2036 •		863	573
0.793% due 09/25/2035 •		208	208
New Century Home Equity Loan Trust 0.913% due 09/25/2035 •		91	91
RAAC Trust 0.628% due 03/25/2037 •		38	38
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ		492	285
Residential Asset Mortgage Products Trust 1.078% due 05/25/2035 •		281	281
Residential Asset Securities Corp. Trust 0.828% due 11/25/2035 •		225	224
Securitized Asset-Backed Receivables LLC Trust 1.123% due 03/25/2035 •		46	46
Specialty Underwriting & Residential Finance Trust 3.490% due 02/25/2037 ^þ		581	311
Structured Asset Investment Loan Trust 0.868% due 02/25/2035 •		207	208
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		784	799
2.710% due 01/25/2060 ~		793	822
2.900% due 10/25/2059 ~		2,992	3,163
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,100	1,176
			24,179
CORPORATE BONDS & NOTES 11.4%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024		400	428
Amgen, Inc. 3.625% due 05/15/2022		400	415
Anheuser-Busch InBev Worldwide, Inc. 4.375% due 04/15/2038		400	495
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,100	1,465
3.100% due 02/01/2043		$200	203
3.300% due 02/01/2052		200	198
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~		200	200
1.227% (US0003M + 1.010%) due 12/15/2023 ~		600	607
4.375% due 12/15/2028		800	941
Campbell Soup Co.
3.300% due 03/15/2021		400	402
3.650% due 03/15/2023		86	92
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	213
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,235
4.464% due 07/23/2022		1,400	1,476
5.125% due 07/01/2049		300	366
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		900	1,003
Citigroup, Inc.
2.876% due 07/24/2023 •		100	104
3.142% due 01/24/2023 •		100	103
Constellation Brands, Inc. 3.750% due 05/01/2050		300	354
CVS Pass-Through Trust 7.507% due 01/10/2032		1,228	1,510
Daimler Finance North America LLC 0.644% (US0003M + 0.430%) due 02/12/2021 ~		800	800
Dell International LLC 6.020% due 06/15/2026		200	244
Discover Bank 3.350% due 02/06/2023		300	317
Emera U.S. Finance LP 2.700% due 06/15/2021		300	302
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~		200	201
Equitable Holdings, Inc.
3.900% due 04/20/2023		100	108
4.350% due 04/20/2028		400	473
Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	300	374
1.700% due 06/30/2022	GBP	200	279
Fiserv, Inc. 3.200% due 07/01/2026		$1,000	1,121

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	300	365
0.000% due 12/01/2021 •		200	242
0.000% due 12/07/2022 •		100	118
0.217% due 11/15/2023 •		100	117
1.456% (US0003M + 1.235%) due 02/15/2023 ~		$300	290
1.521% (US0003M + 1.270%) due 03/28/2022 ~		500	492
2.748% due 06/14/2024	GBP	200	274
3.087% due 01/09/2023		$200	204
3.375% due 11/13/2025		200	205
4.000% due 11/13/2030		200	211
General Motors Financial Co., Inc.
1.080% (US0003M + 0.850%) due 04/09/2021 ~		100	100
3.550% due 07/08/2022		700	730
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	500	661
2.908% due 06/05/2023 •		$200	207
4.223% due 05/01/2029 •		1,200	1,424
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~		400	400
Huntsman International LLC 5.125% due 11/15/2022		400	428
Kilroy Realty LP 3.450% due 12/15/2024		100	109
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	517
Mid-America Apartments LP 4.200% due 06/15/2028		500	589
Morgan Stanley 0.790% (CDOR03 + 0.300%) due 02/03/2023 ~(h)	CAD	2,300	1,810
Nissan Motor Acceptance Corp. 0.941% due 09/28/2022 •		$1,000	992
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	102
3.150% due 01/01/2026		100	107
3.500% due 06/15/2025		100	108
4.000% due 12/01/2046		100	104
4.550% due 07/01/2030		100	114
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,345
RELX Capital, Inc. 3.000% due 05/22/2030		800	889
Rio Oil Finance Trust 9.250% due 07/06/2024		854	947
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		500	593
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	196
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		225	227
4.738% due 09/20/2029		200	217
Tagua Leasing LLC 1.581% due 11/16/2024		2,529	2,582
Volkswagen Group of America Finance LLC
1.154% (US0003M + 0.940%) due 11/12/2021 ~		800	806
3.350% due 05/13/2025		800	880
Walt Disney Co.
3.500% due 05/13/2040		300	353
3.600% due 01/13/2051		300	364
Wells Fargo & Co.
1.325% (US0003M + 1.110%) due 01/24/2023 ~		1,300	1,311
2.625% due 07/22/2022		300	311
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		1,626	1,673
			39,743
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		306	302
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		745	746
Adjustable Rate Mortgage Trust
2.346% due 01/25/2035 ~		9	9
5.078% due 11/25/2037 ^~		353	313
Banc of America Funding Trust
0.358% due 04/25/2037 ^•		75	68
0.572% due 04/20/2047 ^•		92	86
3.506% due 05/25/2035 ~		90	92
6.000% due 07/25/2037 ^		197	193
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^		88	89

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

BCAP LLC Trust 0.358% due 05/25/2047 •	294	275
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036 •	30	30
3.022% due 02/25/2034 ~	6	6
3.597% due 08/25/2035 ~	18	17
3.906% due 04/25/2034 ~	125	123
Bear Stearns ALT-A Trust
3.103% due 09/25/2035 ^~	284	173
3.369% due 05/25/2035 ~	96	96
Chase Mortgage Finance Trust
3.136% due 03/25/2037 ^~	187	183
3.276% due 07/25/2037 ~	38	35
Citigroup Mortgage Loan Trust 2.529% due 04/25/2037 ^~	183	161
Citigroup Mortgage Loan Trust, Inc. 3.378% due 05/25/2035 ~	42	43
Countrywide Alternative Loan Trust
0.362% due 07/20/2046 ^•	105	83
2.848% due 06/25/2037 ~	239	214
5.500% due 10/25/2035 ^	22	21
5.500% due 02/25/2036 ^	44	36
6.000% due 01/25/2037 ^	370	377
6.000% due 02/25/2037 ^	592	349
6.000% due 05/25/2037 ^	463	285
6.250% due 12/25/2036 ^•	496	329
6.500% due 08/25/2037 ^	341	217
8.000% due 10/25/2036 ^	28	27
Countrywide Home Loan Mortgage Pass-Through Trust
0.898% due 03/25/2035 •	419	360
6.000% due 02/25/2037 ^	157	120
6.250% due 09/25/2036 ^	262	176
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •	165	156
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	276	275
GreenPoint Mortgage Funding Trust 0.308% due 02/25/2037 ^•	14	17
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.181% due 10/25/2033 ~	9	9
GSR Mortgage Loan Trust 3.241% due 05/25/2037 ^~	16	13
HarborView Mortgage Loan Trust
2.965% due 07/19/2035 ^~	6	6
3.148% due 02/25/2036 ^~	26	12
Impac Secured Assets CMN Owner Trust 3.435% due 07/25/2035 ~	58	51
IndyMac Mortgage Loan Trust
0.628% due 07/25/2035 •	8	8
2.900% due 12/25/2034 ~	4	4
3.522% due 06/25/2036 ~	218	200
JPMorgan Alternative Loan Trust
2.712% due 12/25/2036 ~	32	31
3.511% due 05/25/2037 ^~	313	285
JPMorgan Mortgage Trust
2.834% due 10/25/2035 ^~	261	236
3.344% due 02/25/2035 ~	4	4
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	135	137
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	843
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •	27	27
3.344% due 03/25/2036 ^~	92	61
Morgan Stanley Mortgage Loan Trust
1.048% due 02/25/2036 ^•	40	36
2.857% due 05/25/2036 ^~	180	134
3.481% due 09/25/2035 ^~	128	67
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	938	988
2.750% due 11/25/2059 ~	884	931
One New York Plaza Trust 1.109% due 01/15/2026 •	900	903
Prime Mortgage Trust
0.648% due 02/25/2035 •	199	190
6.000% due 06/25/2036 ^	91	90
Residential Accredit Loans, Inc. Trust
0.248% due 05/25/2037 •	404	379
0.278% due 02/25/2037 •	207	210
0.288% due 01/25/2037 •	450	440
0.318% due 12/25/2036 •	236	223
0.528% due 07/25/2036 •	340	340
0.548% due 11/25/2036 ^•	241	166
5.000% due 09/25/2036 ^	66	62
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	25	25

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
0.468% due 10/25/2035 •	97	94
3.499% due 04/25/2036 ^~	156	123
Structured Asset Mortgage Investments Trust
0.548% due 05/25/2036 •	295	278
0.568% due 05/25/2036 •	31	27
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	170	154
Structured Asset Securities Corp. Mortgage Loan Trust 0.438% due 10/25/2036 •	389	337
SunTrust Adjustable Rate Mortgage Loan Trust 3.143% due 02/25/2037 ^~	166	155
Thornburg Mortgage Securities Trust 0.888% due 09/25/2034 •	26	25
WaMu Mortgage Pass-Through Certificates Trust
0.708% due 11/25/2045 •	80	79
0.928% due 10/25/2044 •	71	71
2.009% due 08/25/2042 •	5	5
3.153% due 12/25/2036 ^~	263	250
3.214% due 10/25/2036 ^~	440	397
Washington Mutual Mortgage Pass-Through Certificates Trust
0.308% due 02/25/2037 ^•	532	471
5.500% due 11/25/2035 ^	85	87
6.500% due 08/25/2035 ^	95	94
		15,538
	SHARES
PREFERRED SECURITIES 0.4%
AT&T, Inc. 2.875% due 03/02/2025 •(f)	500,000	616
Bank of America Corp. 5.875% due 03/15/2028 •(f)	600,000	679
		1,295
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 54.8%
Fannie Mae
0.548% due 06/25/2036 •	38	38
3.000% due 01/01/2022 - 03/01/2060	932	980
3.500% due 01/01/2059	1,225	1,355
Freddie Mac
0.499% due 01/15/2038 •	563	563
2.663% due 01/15/2038 ~(a)	563	34
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047	61	62
Ginnie Mae, TBA 2.000% due 03/01/2051	5,100	5,316
Uniform Mortgage-Backed Security
2.500% due 11/01/2050	398	424
3.000% due 02/01/2027 - 09/01/2042	57	61
3.500% due 01/01/2026 - 07/01/2050	2,234	2,381
4.000% due 01/01/2037 - 06/01/2050	1,863	1,995
4.500% due 05/01/2023 - 03/01/2044	286	317
5.000% due 08/01/2033 - 10/01/2041	130	147
5.500% due 04/01/2033 - 02/01/2041	126	146
6.000% due 06/01/2026 - 09/01/2039	463	528
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	46,000	47,619
2.500% due 01/01/2051 - 03/01/2051	38,300	40,242
3.500% due 01/01/2051 - 02/01/2051	30,800	32,600
4.000% due 01/01/2051 - 02/01/2051	50,865	54,359
4.500% due 01/01/2051	2,000	2,168
		191,335
U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	200	197
1.625% due 11/15/2050 (j)(n)	2,600	2,585
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030 (j)	508	570
0.250% due 02/15/2050	1,013	1,209
0.500% due 01/15/2028 (j)	7,811	8,860
0.625% due 04/15/2023 (j)	2,411	2,539
1.000% due 02/15/2048 (j)(n)	950	1,325
1.375% due 02/15/2044 (j)	559	805
2.500% due 01/15/2029 (j)	4,669	6,136

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

3.875% due 04/15/2029 (l)		634	913
U.S. Treasury Notes
2.625% due 06/15/2021 (n)		200	202
2.875% due 04/30/2025 (j)(n)		7,100	7,889
			33,230
Total United States (Cost $295,113)			305,622
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (i) 1.9%			6,686
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (c)(d)	ARS	11,696	85
JAPAN TREASURY BILLS 0.5%
(0.107)% due 03/29/2021 (c)(d)	JPY	180,000	1,744
Total Short-Term Instruments (Cost $8,074)			8,515
Total Investments in Securities (Cost $561,273)			590,227
		SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short Asset Portfolio		21,573	216
PIMCO Short-Term Floating NAV Portfolio III		293,455	2,894
Total Short-Term Instruments (Cost $3,109)			3,110
Total Investments in Affiliates (Cost $3,109)			3,110
Total Investments 169.9% (Cost $564,382)			$593,337
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $207)			(181)
Other Assets and Liabilities, net (69.8)%			(243,878)
Net Assets 100.0%			$349,278

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$500	$512	0.15%
Morgan Stanley	0.790	02/03/2023	01/30/2020	1,743	1,810	0.52
$2,243	$2,322	0.67%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	(0.700)%	10/11/2019	10/10/2021	EUR	2,213	Spain Government International Bond 1.450% due 10/31/2027	$(3,006)	$2,704	$2,681
0.730	01/22/2020	01/20/2020	GBP	2,405	United Kingdom Gilt 1.75% due 1/22/2049	(3,771)	3,289	3,310

FICC	0.000	12/31/2020	01/04/2021	$693	U.S. Treasury Bills 0.000% due 12/30/2021	(707)	693	693
Total Repurchase Agreements	$(7,484)	$6,686	$6,684
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	0.170%	11/18/2020	01/19/2021	$(6,078)	$(6,079)
BOS	0.170	11/19/2020	01/19/2021	(13,848)	(13,851)
BPS	(0.480)	11/18/2020	02/17/2021	EUR	(1,469)	(1,793)
(0.480)	11/19/2020	02/17/2021	(16,460)	(20,097)
BRC	(0.520)	11/19/2020	02/17/2021	(225)	(274)
(0.500)	11/19/2020	02/17/2021	(682)	(832)
BSN	0.180	11/10/2020	01/11/2021	$(233)	(233)
CEW	0.190	11/12/2020	02/11/2021	GBP	(4,924)	(6,735)
DEU	0.170	10/13/2020	01/08/2021	$(1,570)	(1,570)
GRE	0.180	11/13/2020	01/13/2021	(1,056)	(1,057)
JML	(0.530)	11/18/2020	02/17/2021	EUR	(439)	(536)
JPS	0.090	12/10/2020	01/11/2021	$(2,309)	(2,309)
0.161	10/20/2020	01/19/2021	(2,121)	(2,122)
RYL	(0.470)	11/19/2020	02/17/2021	EUR	(3,247)	(3,965)
Total Reverse Repurchase Agreements	$(61,453)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (0.6)%
Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	2,100	$(2,239)	$(2,275)

Spain (0.9)%
Sovereign Issues (0.9)%
Spain Government International Bond	1.450%	10/31/2027	EUR	2,200	(2,528)	(3,009)

United Kingdom (0.7)%
Sovereign Issues (0.7)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	1,500	(2,175)	(2,596)

United States (14.8)%
U.S. Government Agencies (14.8)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2051		$31,500	(33,033)	(33,145)
Uniform Mortgage-Backed Security, TBA	3.000	01/01/2051		17,400	(18,197)	(18,229)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2036		300	(317)	(318)

Total United States	(51,547)	(51,692)
Total Short Sales (17.0)%	$(58,489)	$(59,572)
(j)	Securities with an aggregate market value of $63,575 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(68,344) at a weighted average interest rate of (0.080%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $34 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 90-Day Eurodollar June 2022 Futures	$99.750	06/13/2022	25	$63	$6	$7
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	14	35	3	4
Total Purchased Options	$9	$11
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	50	$5,675	$31	$4	$(7)
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	374	2	(1)	0	0
Call Options Strike @ EUR 139.250 on Euro-Bobl March 2021 Futures (1)	02/2021	55	0	0	0	0
Call Options Strike @ EUR 179.000 on Euro-OAT France Government 10-Year Bond March 2021 Futures (1)	02/2021	39	0	0	0	0
Call Options Strike @ GBP 164.000 on United Kingdom Gilt February 2021 Futures (1)	01/2021	54	0	(1)	0	0
Euro-BTP Italy Government Bond March Futures	03/2021	30	5,571	21	2	0
Euro-Buxl 30-Year Bond March Futures	03/2021	5	1,376	2	0	(2)
Japan Government 10-Year Bond March Futures	03/2021	6	8,828	(6)	1	(1)
U.S. Treasury 5-Year Note March Futures	03/2021	47	5,930	11	2	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	9	1,922	(37)	7	0
$20	$16	$(10)
SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	20	$(1,811)	$(1)	$0	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Canada Government 10-Year Bond March Futures	03/2021	100	(11,713)	(23)	0	(27)
Euro-Bobl March Futures	03/2021	55	(9,083)	6	1	0
Euro-Bund 10-Year Bond March Futures	03/2021	1	(217)	0	0	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	39	(7,998)	(43)	1	0
Euro-Schatz March Futures	03/2021	374	(51,298)	40	2	0
U.S. Treasury 10-Year Note March Futures	03/2021	92	(12,703)	(25)	0	(11)
United Kingdom Long Gilt March Futures	03/2021	54	(10,009)	(113)	0	(21)
$(159)	$4	$(59)
Total Futures Contracts	$(139)	$20	$(69)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.150%	$1,200	$28	$(7)	$21	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.240	300	5	(2)	3	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.533	EUR	1,400	(29)	78	49	1	0
$4	$69	$73	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$372	$18	$(20)	$(2)	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	600	(47)	(10)	(57)	0	(1)
CDX.IG-32 10-Year Index	(1.000)	Quarterly	06/20/2029	1,500	0	(7)	(7)	0	(2)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	4,000	31	(38)	(7)	0	(5)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	6,000	9	(6)	3	0	(7)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	21,100	(121)	(66)	(187)	0	(26)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	8,900	(31)	(127)	(158)	0	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	900	(16)	4	(12)	0	0
$(157)	$(270)	$(427)	$0	$(41)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$300	$7	$1	$8	$0	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$84,600	$(1)	$(36)	$(37)	$0	$(3)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	26,900	0	(11)	(11)	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,700	0	(3)	(3)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	17,900	1	(9)	(8)	0	(1)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	14,800	0	(3)	(3)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	2,800	0	0	0	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	8,800	1	(1)	0	1	0
$1	$(63)	$(62)	$3	$(6)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2026	GBP	400	$0	$0	$0	$1	$0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		7,600	11	67	78	24	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		400	32	(2)	30	4	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	10,100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		24,100	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		7,100	0	0	0	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		10,000	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		11,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		130,700	(1)	161	160	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		8,400	(13)	0	(13)	0	0
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025		3,500	(1)	49	48	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	3,400	0	32	32	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		1,200	5	10	15	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		2,100	(17)	72	55	2	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,300	143	343	486	13	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,000	0	42	42	2	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		6,300	85	250	335	15	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		6,100	(123)	272	149	16	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,400	9	276	285	11	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,000	0	175	175	8	0
Pay	3-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	3,000	16	(27)	(11)	1	0
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025		13,100	9	58	67	5	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025	NZD	300	(1)	1	0	0	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	183	58	241	1	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	94	(2)	92	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$16,600	(231)	(157)	(388)	0	(3)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		1,300	13	2	15	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,600	0	(154)	(154)	0	(1)
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	(115)	(115)	0	(1)
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,550	0	(127)	(127)	0	(1)
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		10,800	0	(1,262)	(1,262)	0	(10)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		1,600	45	1	46	1	0
Receive(8)	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		13,400	42	2	44	0	(8)
Pay(8)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		12,600	(101)	(126)	(227)	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,300	716	(2,017)	(1,301)	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,500	(12)	(266)	(278)	0	(4)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		7,300	(78)	19	(59)	0	(10)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		24,000	220	268	488	0	(32)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		1,400	34	(1)	33	0	(2)
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		200	3	1	4	0	(1)
Pay	3-Month USD-LIBOR	1.854	Semi-Annual	05/15/2045		900	0	95	95	4	0
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		600	(18)	31	13	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,400	0	54	54	0	(6)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022	ZAR	7,300	5	25	30	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		13,300	5	72	77	3	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	4,100	(55)	(42)	(97)	1	0
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	25,200	(28)	22	(6)	0	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		10,700	(29)	(16)	(45)	0	(1)
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		600	20	38	58	0	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		26,100	(44)	(38)	(82)	8	0
Pay(8)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		900	0	6	6	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		600	(54)	(6)	(60)	0	0
Receive(8)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	0	0	0	0	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2051		600	17	(22)	(5)	0	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		5,500	(61)	24	(37)	0	(2)
Receive(8)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	(8)	(8)	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	940,000	(86)	(62)	(148)	1	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		261,762	(5)	78	73	0	(5)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		190,000	(1)	(60)	(61)	5	0
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049		47,000	(9)	16	7	1	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(2)	(15)	(17)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	0	(28)	(28)	0	0
Pay	6-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	3,900	(4)	74	70	4	0
Pay	6-Month PLN-WIBOR	3.000	Annual	09/19/2028		400	0	18	18	1	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	1	29	30	1	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	3,800	0	(98)	(98)	0	0
Receive	UKRPI	3.258	Maturity	02/15/2025		2,700	0	(70)	(70)	0	0
Receive	UKRPI	3.262	Maturity	02/15/2025		1,700	0	(45)	(45)	0	0
Pay	UKRPI	3.386	Maturity	01/15/2030		600	0	18	18	0	(3)
Pay	UKRPI	3.436	Maturity	02/15/2030		300	0	10	10	0	(2)
Pay	UKRPI	3.450	Maturity	02/15/2030		2,400	1	85	86	0	(12)
Pay	UKRPI	3.453	Maturity	02/15/2030		4,700	20	151	171	0	(24)
Receive	UKRPI	3.397	Maturity	11/15/2030		570	4	(2)	2	3	0
Receive	UKRPI	3.445	Maturity	11/15/2030		420	0	(3)	(3)	2	0
Receive	UKRPI	3.510	Maturity	11/15/2030		220	0	(4)	(4)	1	0
Pay	UKRPI	3.217	Maturity	11/15/2040		970	(16)	(26)	(42)	0	(6)
Pay	UKRPI	3.272	Maturity	11/15/2040		300	0	(5)	(5)	0	(2)
Pay	UKRPI	3.273	Maturity	11/15/2040		420	0	(7)	(7)	0	(3)
Pay	UKRPI	3.340	Maturity	11/15/2040		370	0	5	5	0	(2)
Receive	UKRPI	3.000	Maturity	11/15/2050		400	14	25	39	0	(2)
Receive	UKRPI	3.051	Maturity	11/15/2050		300	0	16	16	0	(2)
Receive	UKRPI	3.143	Maturity	11/15/2050		150	0	(5)	(5)	0	(1)
							$757	$(1,771)	$(1,014)	$153	$(163)
Total Swap Agreements							$612	$(2,034)	$(1,422)	$157	$(210)
(l)	Securities with an aggregate market value of $639 and cash of $5,727 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)	Future styled option.
(2)	Unsettled variation margin asset of $5 closed futures agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		01/2021		JPY	517,685		$4,975		$0		$(39)
		01/2021			$111		CZK	2,588	9		0
		01/2021			1,121		NOK	9,910	35		0
		01/2021			751		PLN	2,905	27		0
		01/2021			287		ZAR	4,497	19		0
		03/2021			1,412		HKD	10,949	0		0
		03/2021			9,662		INR	726,849	216		0
BPS		01/2021		CLP	667,543		$921		0		(19)
		01/2021		EUR	804		978		0		(4)
		01/2021		PEN	314		87		0		0
		01/2021		TWD	8,745		312		0		0
		01/2021			$1,291		CHF	1,147	5		0
		01/2021			310		EUR	256	2		0
		01/2021			1,853		GBP	1,374	26		0
		01/2021			1,727		JPY	178,900	5		0
		01/2021			254		PLN	986	10		0
		01/2021			405		SEK	3,415	11		0
		01/2021			841		VND	19,472,625	2		0
		02/2021		DKK	22,984		$3,668		0		(107)
		03/2021		TWD	9,786		350		0		(3)
		03/2021			$921		CLP	667,543	19		0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	03/2021		563	CNH	3,757	12	0
	03/2021		2,039	IDR	29,095,298	41	0
	03/2021		28	KRW	30,575	0	0
	03/2021		662	PHP	31,913	1	0
	03/2021		848	SGD	1,144	18	0
	03/2021		1,357	TWD	37,991	12	0
BRC	01/2021	BRL	1,860		$353	0	(5)
	01/2021		$358	BRL	1,860	0	0
	01/2021		668	RUB	51,513	27	0
	02/2021	CZK	1,183		$53	0	(2)
	02/2021		$353	BRL	1,860	5	0
	02/2021		66	CZK	1,456	1	0
	03/2021	TWD	21,443		$768	0	(5)
CBK	01/2021	EUR	495		594	0	(11)
	01/2021	GBP	97		130	0	(3)
	01/2021	JPY	74,501		715	0	(6)
	01/2021	PEN	2,338		650	4	0
	01/2021		$1,236	CHF	1,094	0	0
	01/2021		659	CLP	492,044	33	0
	01/2021		104	CZK	2,409	8	0
	01/2021		308	NOK	2,715	9	0
	01/2021		1,493	NZD	2,122	34	0
	01/2021		1,167	PEN	4,207	0	(5)
	01/2021		13	PLN	48	0	0
	01/2021		462	SEK	3,940	17	0
	01/2021		912	ZAR	14,277	57	0
	02/2021	DKK	24,116		$3,864	0	(97)
	02/2021	ILS	5,894		1,812	0	(23)
	02/2021	PEN	1,694		470	2	0
	02/2021		$337	MXN	7,735	50	0
	03/2021	PEN	5,639		$1,574	16	0
	03/2021	TWD	2,066		75	1	0
	03/2021		$4,338	CNH	28,958	94	0
	05/2021		958	COP	3,512,750	66	0
	06/2021	PEN	4,207		$1,166	5	0
GLM	01/2021	COP	664,294		188	0	(7)
	01/2021	MXN	18,240		894	0	(21)
	01/2021	PEN	689		191	1	0
	01/2021		$9,933	JPY	1,028,025	24	0
	02/2021	DKK	18,639		$2,990	0	(72)
	02/2021	JPY	1,028,025		9,935	0	(24)
	02/2021		$263	DKK	1,595	0	(1)
	02/2021		352	KZT	149,186	0	0
	02/2021		260	RON	1,073	8	0
	02/2021		580	RUB	44,217	15	0
	03/2021	PEN	360		$100	0	0
	03/2021		$374	CNH	2,461	3	0
	03/2021		2,474	THB	75,270	39	0
HUS	01/2021	AUD	4,651		$3,432	0	(153)
	01/2021	BRL	22,385		4,424	114	0
	01/2021	EUR	823		986	0	(19)
	01/2021	GBP	17,068		22,824	0	(518)
	01/2021	JPY	137,633		1,321	0	(12)
	01/2021	MXN	13,214		621	0	(42)
	01/2021	PEN	4,207		1,184	22	0
	01/2021		$4,308	BRL	22,385	2	0
	01/2021		958	CAD	1,227	6	0
	01/2021		233	CLP	174,005	12	0
	01/2021		194	COP	664,294	0	0
	01/2021		862	EUR	709	4	0
	01/2021		1,343	GBP	1,004	30	0
	01/2021		640	PLN	2,441	14	0
	01/2021		813	SEK	6,918	28	0
	01/2021		1,114	ZAR	17,407	68	0
	02/2021	PEN	4,985		$1,368	0	(9)
	02/2021		$4,422	BRL	22,385	0	(113)
	02/2021		394	RUB	29,449	2	0
	03/2021	CNH	20,415		$3,090	0	(34)
	03/2021	COP	664,294		194	0	0
	03/2021	PEN	3,540		995	17	0
	03/2021		$612	CNH	4,048	7	0
	03/2021		848	KRW	925,749	3	0
	03/2021		4,399	MXN	95,672	374	0
	04/2021	ILS	1,658		$482	0	(35)
IND	02/2021		$74	CZK	1,625	2	0
JPM	01/2021	AUD	3,516		$2,587	0	(124)
	01/2021	BRL	240		46	0	0
	01/2021	TWD	7,403		264	0	0
	01/2021		$46	BRL	240	0	0
	01/2021		56	CLP	44,211	6	0
	01/2021		670	EUR	549	0	0
	01/2021		4	RUB	335	0	0
	03/2021	CNH	11,803		$1,805	0	(2)
	03/2021	TWD	992		36	0	0
	03/2021		$1,653	CNH	10,946	23	0
	03/2021		930	KRW	1,026,656	14	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

MYI	01/2021	CAD	205	$159	0	(3)
01/2021	CHF	2,352	2,610	0	(47)
01/2021	JPY	180,000	1,742	0	(2)
01/2021	NZD	1,710	1,201	0	(30)
01/2021	$1,089	JPY	113,600	11	0
01/2021	246	NOK	2,180	8	0
01/2021	48	PLN	182	1	0
03/2021	INR	9,650	$129	0	(2)
03/2021	$3,316	CNH	21,931	41	0
03/2021	2	KRW	2,210	0	0
03/2021	1,357	TWD	37,991	12	0
06/2021	32	EUR	25	0	(1)
RBC	03/2021	TWD	37,991	$1,353	0	(16)
03/2021	$234	INR	17,548	5	0
SCX	01/2021	AUD	2,053	$1,512	0	(70)
01/2021	EUR	29,346	35,145	0	(706)
01/2021	$411	HUF	125,689	12	0
02/2021	EUR	29,346	$35,931	56	0
02/2021	$2,352	ILS	8,077	163	0
03/2021	INR	10,442	$142	0	0
03/2021	TWD	16,221	581	0	(3)
03/2021	$572	MYR	2,328	10	0
SSB	01/2021	BRL	22,385	$4,308	0	(2)
01/2021	MXN	1,877	93	0	(1)
01/2021	TWD	29,575	1,054	0	0
01/2021	$4,216	BRL	22,385	93	0
03/2021	4,052	KRW	4,510,080	93	0
TOR	01/2021	CAD	6,661	$5,142	0	(91)
01/2021	JPY	590,706	5,662	0	(59)
01/2021	$5,229	CAD	6,661	5	0
01/2021	2	CLP	1,494	0	0
02/2021	CAD	6,661	$5,229	0	(5)
03/2021	KRW	119,660	108	0	(2)
03/2021	$811	MXN	16,635	17	0
UAG	01/2021	AUD	6,908	$5,079	0	(247)
01/2021	$3	RUB	221	0	0
02/2021	DKK	28,753	$4,604	0	(119)
02/2021	$117	CZK	2,576	3	0
02/2021	1,279	RUB	97,344	31	0
03/2021	TWD	3,877	$138	0	(2)
04/2021	ILS	2,988	870	0	(62)
Total Forward Foreign Currency Contracts	$2,298	$(2,985)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	1,300	$54	$13
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.306	10/29/2021	100	7	5
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.306	10/29/2021	100	7	8
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	10/25/2021	200	14	11
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	10/25/2021	200	14	15
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	600	24	7
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,300	96	36
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	10/13/2021	2,000	21	24
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.365	10/22/2021	300	22	16
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	10/22/2021	300	22	22
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	3,000	23	6
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,100	82	29
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	800	31	9
$417	$201
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Fannie Mae 1.500% due 05/01/2052	EUR	97.000	05/23/2025	600	$45	$44

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Purchased Options	$462	$245
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	700	$(1)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	400	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	1,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	2,500	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	400	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	200	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	1,000	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	400	(1)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	600	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	600	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	900	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	400	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	700	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	2,000	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,100	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	2,000	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	1,000	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	700	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	700	(1)	(1)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	1,400	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	700	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,600	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	400	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	900	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	900	(1)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	500	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	800	(1)	(1)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	800	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	1,500	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	1,500	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	800	(1)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	800	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	800	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	700	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	700	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	600	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	500	(1)	0
$(57)	$(29)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC EUR versus CNH	CNH	7.750	02/04/2021	1,422	$(7)	$(1)
Call - OTC EUR versus CNH	8.050	02/04/2021	1,422	(8)	(8)
Put - OTC USD versus CNH	6.550	01/07/2021	1,788	(9)	(14)
Call - OTC USD versus CNH	6.750	01/07/2021	1,788	(9)	0
$(33)	$(23)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	10,800	$(53)	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	1,100	(13)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/29/2021	1,100	(13)	(18)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(46)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,100	(23)	0
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.223	01/15/2021	700	(8)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.523	01/15/2021	700	(8)	(4)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	10,800	(96)	0
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	500	(22)	(4)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	300	(13)	(3)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	6,800	(31)	0
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	500	(17)	(4)
$(424)	$(82)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	6,250	$(6)	$(3)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	3,500	(4)	(1)
$(10)	$(4)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	$102.141	03/04/2021	1,700	$(5)	$(2)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	300	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	400	(2)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	500	(2)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	500	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	400	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	300	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	500	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	300	0	0
$(19)	$(12)
Total Written Options	$(543)	$(150)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$200	$(7)	$4	$0	$(3)
BPS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	1,500	(37)	4	0	(33)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	700	(13)	(3)	0	(16)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	700	(24)	14	0	(10)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	1,800	(45)	5	0	(40)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,200	(42)	24	0	(18)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	1,300	(25)	(4)	0	(29)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,700	(59)	34	0	(25)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	700	(18)	3	0	(15)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	900	(22)	2	0	(20)
$(292)	$83	$0	$(209)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.903%	$400	$(10)	$12	$2	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	200	(5)	6	1	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	100	(2)	1	0	(1)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	400	(10)	12	2	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.442	200	(13)	14	1	0
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.552	EUR	1,000	(5)	14	9	0
$(45)	$59	$15	$(1)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	2,700	$2,034	$13	$34	$47	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800	1,932	0	245	245	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	246	236	0
$3	$525	$528	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	0.520%	Annual	05/14/2027	ILS	500	$1	$1	$2	$0
CBK	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	212	212	0
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	1,026,400	0	(50)	0	(50)
$1	$163	$214	$(50)
Total Swap Agreements	$(333)	$830	$757	$(260)
(n)

Securities with an aggregate market value of $1,383 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$12	$0	$12
Sovereign Issues	0	48	0	48
Australia
Non-Agency Mortgage-Backed Securities	0	413	0	413
Sovereign Issues	0	14,607	0	14,607
Brazil
Corporate Bonds & Notes	0	6,008	0	6,008
Canada
Corporate Bonds & Notes	0	857	0	857
Non-Agency Mortgage-Backed Securities	0	297	0	297
Sovereign Issues	0	2,983	0	2,983
Cayman Islands
Asset-Backed Securities	0	9,029	0	9,029
Corporate Bonds & Notes	0	7,896	0	7,896
Chile
Corporate Bonds & Notes	0	1,166	0	1,166
Sovereign Issues	0	1,603	0	1,603
China
Sovereign Issues	0	9,735	0	9,735
Colombia
Corporate Bonds & Notes	0	849	0	849
Sovereign Issues	0	385	0	385
Czech Republic
Sovereign Issues	0	301	0	301
Denmark
Corporate Bonds & Notes	0	15,598	0	15,598
France
Corporate Bonds & Notes	0	4,112	0	4,112
Sovereign Issues	0	5,369	0	5,369
Germany
Corporate Bonds & Notes	0	6,534	0	6,534
Hong Kong
Corporate Bonds & Notes	0	216	0	216
India
Corporate Bonds & Notes	0	2,271	0	2,271
Indonesia
Sovereign Issues	0	4,155	0	4,155
Ireland
Asset-Backed Securities	0	1,649	0	1,649
Corporate Bonds & Notes	0	1,237	0	1,237
Israel
Sovereign Issues	0	3,583	0	3,583
Italy
Corporate Bonds & Notes	0	7,304	0	7,304
Sovereign Issues	0	24,448	0	24,448
Japan
Corporate Bonds & Notes	0	4,515	0	4,515
Sovereign Issues	0	13,387	0	13,387
Kuwait
Sovereign Issues	0	4,213	0	4,213
Luxembourg
Corporate Bonds & Notes	0	3,680	0	3,680
Malaysia
Corporate Bonds & Notes	0	498	0	498
Sovereign Issues	0	590	0	590
Mexico
Sovereign Issues	0	1,381	0	1,381
Multinational
Corporate Bonds & Notes	0	552	0	552
Netherlands
Asset-Backed Securities	0	3,574	0	3,574
Corporate Bonds & Notes	0	1,436	0	1,436

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	458	0	458
New Zealand
Sovereign Issues	0	525	0	525
Peru
Corporate Bonds & Notes	0	357	0	357
Sovereign Issues	0	7,036	0	7,036
Philippines
Sovereign Issues	0	539	0	539
Qatar
Sovereign Issues	0	3,159	0	3,159
Romania
Sovereign Issues	0	1,033	0	1,033
Russia
Sovereign Issues	0	6,056	0	6,056
Saudi Arabia
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	2,585	0	2,585
Serbia
Sovereign Issues	0	3,719	0	3,719
Singapore
Corporate Bonds & Notes	0	2,071	0	2,071
Sovereign Issues	0	1,230	0	1,230
South Africa
Sovereign Issues	0	1,032	0	1,032
South Korea
Sovereign Issues	0	3,622	0	3,622
Spain
Corporate Bonds & Notes	0	487	0	487
Preferred Securities	0	750	0	750
Sovereign Issues	0	9,597	0	9,597
Supranational
Corporate Bonds & Notes	0	754	0	754
Switzerland
Corporate Bonds & Notes	0	8,087	0	8,087
United Arab Emirates
Corporate Bonds & Notes	0	619	0	619
Sovereign Issues	0	3,615	0	3,615
United Kingdom
Corporate Bonds & Notes	0	26,635	0	26,635
Non-Agency Mortgage-Backed Securities	0	16,390	1,762	18,152
Preferred Securities	0	329	0	329
Sovereign Issues	0	6,741	0	6,741
United States
Asset-Backed Securities	0	24,179	0	24,179
Corporate Bonds & Notes	0	39,743	0	39,743
Loan Participations and Assignments	0	302	0	302
Non-Agency Mortgage-Backed Securities	0	15,538	0	15,538
Preferred Securities	0	1,295	0	1,295
U.S. Government Agencies	0	191,335	0	191,335
U.S. Treasury Obligations	0	33,230	0	33,230
Short-Term Instruments
Repurchase Agreements	0	6,686	0	6,686
Argentina Treasury Bills	0	85	0	85
Japan Treasury Bills	0	1,744	0	1,744
	$0	$588,465	$1,762	$590,227
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,110	$0	$0	$3,110
Total Investments	$3,110	$588,465	$1,762	$593,337
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(2,275)	0	(2,275)
Spain
Sovereign Issues	0	(3,009)	0	(3,009)
United Kingdom
Sovereign Issues	0	(2,596)	0	(2,596)
United States
U.S. Government Agencies	0	(51,692)	0	(51,692)
	$0	$(59,572)	$0	$(59,572)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31	157	0	188
Over the counter	0	3,300	0	3,300
	$31	$3,457	$0	$3,488
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(69)	(210)	0	(279)
Over the counter	0	(3,394)	(1)	(3,395)
	$(69)	$(3,604)	$(1)	$(3,674)
Total Financial Derivative Instruments	$(38)	$(147)	$(1)	$(186)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Totals	$3,072	$528,746	$1,761	$533,579

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.8% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	6,720	$46
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$184	74
0.125% due 07/09/2035 þ		122	44
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	13,660	91
			209
Total Argentina (Cost $970)			255
AUSTRALIA 4.2%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.735% due 07/21/2026	AUD	331	255
CORPORATE BONDS & NOTES 0.1%
Boral Finance Pty. Ltd. 3.000% due 11/01/2022		$400	409
Woolworths Group Ltd. 4.550% due 04/12/2021		300	304
			713
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd. 1.415% due 01/25/2049 •	AUD	877	677
RESIMAC Bastille Trust 1.083% due 09/05/2057 •		$989	990
			1,667
SOVEREIGN ISSUES 3.9%
Australia Government International Bond
0.500% due 09/21/2026	AUD	30,800	23,811
1.750% due 06/21/2051		2,100	1,541
3.000% due 03/21/2047		3,400	3,230
New South Wales Treasury Corp. 2.000% due 03/20/2031		2,200	1,816
Northern Territory Treasury Corp. 2.000% due 04/21/2031		1,100	887
Queensland Treasury Corp. 1.750% due 08/21/2031		2,000	1,615
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,500	1,510
			34,410
Total Australia (Cost $33,930)			37,045
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	400	520
Total Austria (Cost $460)			520
BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV 5.093% due 01/15/2030		$5,147	5,758

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Total Brazil (Cost $5,330)			5,758
CANADA 0.7%
CORPORATE BONDS & NOTES 0.5%
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~		$2,500	2,502
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,498
			4,000
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	660	534
SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		476	538
Total Canada (Cost $4,763)			5,072
CAYMAN ISLANDS 4.2%
ASSET-BACKED SECURITIES 1.5%
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$507	505
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		358	359
Gallatin CLO Ltd. 1.259% due 01/21/2028 •		1,136	1,131
Jamestown CLO Ltd.
0.927% due 07/15/2026 •		98	98
1.438% due 01/17/2027 •		1,254	1,256
Mountain View CLO Ltd. 1.037% due 10/15/2026 •		164	164
OCP CLO Ltd. 1.068% due 04/17/2027 •		286	286
Palmer Square Loan Funding Ltd. 1.918% due 07/20/2028 •		2,008	2,014
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		1,917	1,917
Symphony CLO Ltd. 1.179% due 07/14/2026 •		1,996	1,993
Telos CLO Ltd. 1.488% due 01/17/2027 •		894	894
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		178	179
Venture CLO Ltd. 1.117% due 04/15/2027 •		369	367
WhiteHorse Ltd. 1.148% due 04/17/2027 •		154	154
Zais CLO Ltd. 1.387% due 04/15/2028 •		1,789	1,784
			13,101
CORPORATE BONDS & NOTES 2.7%
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		400	428
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		600	629
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		200	205
7.125% due 04/25/2022		300	313
KSA Sukuk Ltd. 4.303% due 01/19/2029		5,500	6,493
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		500	524
5.250% due 08/15/2022		1,500	1,575
QNB Finance Ltd.
1.310% (SOFRRATE + 1.225%) due 02/12/2022 ~		1,300	1,305
1.574% (US0003M + 1.350%) due 05/31/2021 ~		7,800	7,826
Sands China Ltd.
4.600% due 08/08/2023		300	319
5.125% due 08/08/2025		400	450
5.400% due 08/08/2028		800	939
Sunac China Holdings Ltd. 7.875% due 02/15/2022		400	411
Tencent Holdings Ltd.
2.390% due 06/03/2030		2,200	2,258

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

3.595% due 01/19/2028		300	331
			24,006
Total Cayman Islands (Cost $35,818)			37,107
CHINA 4.4%
CORPORATE BONDS & NOTES 0.3%
Industrial & Commercial Bank of China Ltd. 0.989% (US0003M + 0.750%) due 12/21/2021 ~		$700	700
Sinopec Group Overseas Development Ltd. 3.900% due 05/17/2022		1,800	1,870
			2,570
SOVEREIGN ISSUES 4.1%
China Development Bank
3.050% due 08/25/2026	CNY	6,000	902
3.480% due 01/08/2029		11,000	1,668
3.800% due 01/25/2036		6,000	913
4.040% due 04/10/2027		93,400	14,746
4.240% due 08/24/2027		109,000	17,437
			35,666
Total China (Cost $35,672)			38,236
DENMARK 4.4%
CORPORATE BONDS & NOTES 4.4%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	41,797	6,942
1.500% due 10/01/2050		14,078	2,376
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		37,748	6,269
1.500% due 10/01/2050		2,741	462
Nykredit Realkredit A/S
1.000% due 10/01/2050		120,723	20,055
1.500% due 10/01/2050		15,428	2,603
Total Denmark (Cost $34,336)			38,707
FRANCE 4.1%
CORPORATE BONDS & NOTES 0.3%
BNP Paribas S.A. 1.904% due 09/30/2028 •		$2,600	2,658
SOVEREIGN ISSUES 3.8%
France Government International Bond
0.750% due 05/25/2052	EUR	450	613
1.500% due 05/25/2050 (k)		9,900	16,129
2.000% due 05/25/2048 (k)		6,800	12,115
3.250% due 05/25/2045 (k)		2,100	4,436
			33,293
Total France (Cost $26,531)			35,951
GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
1.625% due 02/12/2021	EUR	900	1,102
1.625% due 01/20/2027		500	639
1.750% due 01/17/2028		600	773
2.129% due 11/24/2026 •(i)		$400	409
2.625% due 02/12/2026	EUR	1,600	2,147
3.547% due 09/18/2031 •		$1,400	1,521
3.961% due 11/26/2025 •		1,900	2,078
4.250% due 02/04/2021		500	501
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	300	382
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,100	1,169
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		300	331
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	250
5.375% due 04/23/2024	NZD	1,400	1,166
5.500% due 03/29/2022	AUD	1,100	904
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	1,000	1,366

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Volkswagen Financial Services AG 0.750% due 10/14/2021		700	863
Total Germany (Cost $14,597)			15,601
INDIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,000	1,023
State Bank of India 4.000% due 01/24/2022		300	309
			1,332
SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.271% (US0003M + 1.020%) due 03/28/2022 ~(i)		700	702
Total India (Cost $2,006)			2,034
INDONESIA 0.0%
SOVEREIGN ISSUES 0.0%
Indonesia Government International Bond 4.200% due 10/15/2050		$300	359
Total Indonesia (Cost $361)			359
IRELAND 1.4%
ASSET-BACKED SECURITIES 1.1%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	600	733
Dorchester Park CLO DAC 1.118% due 04/20/2028 •		$1,906	1,903
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	1,400	1,705
Marlay Park CLO DAC 0.740% due 10/15/2030 •		2,000	2,432
Toro European CLO DAC 0.900% due 10/15/2030 •		2,100	2,565
			9,338
CORPORATE BONDS & NOTES 0.3%
AIB Group PLC 4.750% due 10/12/2023		$300	330
German Postal Pensions Securitisation PLC 4.375% due 01/18/2022	EUR	2,000	2,567
			2,897
Total Ireland (Cost $12,074)			12,235
ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
2.000% due 03/31/2027	ILS	2,700	923
3.800% due 05/13/2060		$2,000	2,381
4.125% due 01/17/2048		400	517
Total Israel (Cost $3,402)			3,821
ITALY 1.7%
CORPORATE BONDS & NOTES 1.6%
Banca Carige SpA
0.977% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	3,000	3,686
1.189% due 10/25/2021 •		3,100	3,809
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		1,400	1,806
2.625% due 04/28/2025		800	1,006
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(g)(h)		1,100	1,350

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		$1,900	2,256
			13,913
SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	1,080
Total Italy (Cost $13,494)			14,993
JAPAN 4.5%
CORPORATE BONDS & NOTES 0.7%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,200	1,213
2.362% due 05/28/2021		200	202
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		300	364
Mizuho Financial Group, Inc. 0.837% (US0003M + 0.630%) due 05/25/2024 ~		2,500	2,505
ORIX Corp. 3.250% due 12/04/2024		300	328
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	800	1,001
Toyota Tsusho Corp. 3.625% due 09/13/2023		$400	430
			6,043
SOVEREIGN ISSUES 3.8%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		2,200	2,300
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	4,295
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	794,708	7,719
0.500% due 03/20/2049		977,000	9,200
0.700% due 12/20/2048		247,000	2,452
1.700% due 09/20/2032		400,000	4,594
Tokyo Metropolitan Government
0.750% due 07/16/2025		$1,200	1,203
2.000% due 05/17/2021		1,400	1,409
			33,172
Total Japan (Cost $37,600)			39,215
JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	270
Total Jersey, Channel Islands (Cost $249)			270
KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond 3.500% due 03/20/2027		$5,400	6,149
Total Kuwait (Cost $5,379)			6,149
LITHUANIA 0.4%
SOVEREIGN ISSUES 0.4%
Lithuania Government International Bond
6.125% due 03/09/2021		$300	303
6.625% due 02/01/2022		3,300	3,524
Total Lithuania (Cost $3,819)			3,827
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (d)	EUR	2,300	2,823
Sberbank of Russia Via SB Capital S.A. 5.125% due 10/29/2022		$200	211

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Total Luxembourg (Cost $2,823)			3,034
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$400	461
4.550% due 04/21/2050		300	402
4.800% due 04/21/2060		300	435
Total Malaysia (Cost $995)			1,298
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$500	624
Total Mexico (Cost $463)			624
MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 0.517% (US0003M + 0.300%) due 09/22/2037 ~		$812	722
Total Multinational (Cost $598)			722
NETHERLANDS 2.6%
ASSET-BACKED SECURITIES 1.2%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	800	978
Cairn CLO BV 0.670% due 01/31/2030 •		1,400	1,708
Dryden Euro CLO BV 0.880% due 01/15/2030 •		2,100	2,566
Jubilee CLO BV 0.257% due 12/15/2029 •		2,400	2,919
Tikehau CLO BV 0.880% due 12/07/2029 •		2,100	2,565
			10,736
CORPORATE BONDS & NOTES 1.4%
Cooperatieve Rabobank UA
1.111% (US0003M + 0.860%) due 09/26/2023 ~		$1,900	1,925
3.875% due 09/26/2023		2,400	2,619
6.625% due 06/29/2021 •(g)(h)	EUR	800	1,006
Enel Finance International NV 2.650% due 09/10/2024		$1,300	1,386
ING Groep NV
1.238% (US0003M + 1.000%) due 10/02/2023 ~		800	813
4.100% due 10/02/2023		800	879
JAB Holdings BV 2.500% due 06/25/2029	EUR	200	280
JT International Financial Services BV 3.500% due 09/28/2023		$2,400	2,590
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	315	512
			12,010
Total Netherlands (Cost $21,226)			22,746
NORWAY 0.0%
CORPORATE BONDS & NOTES 0.0%
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	100	122
Total Norway (Cost $115)			122
PERU 2.0%
SOVEREIGN ISSUES 2.0%
Peru Government International Bond
1.862% due 12/01/2032		$600	606
5.350% due 08/12/2040	PEN	1,600	460
5.940% due 02/12/2029		20,700	7,137
6.350% due 08/12/2028		27,300	9,586

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Total Peru (Cost $15,756)			17,789
QATAR 2.2%
SOVEREIGN ISSUES 2.2%
Qatar Government International Bond
3.375% due 03/14/2024		$1,200	1,302
3.750% due 04/16/2030		700	825
3.875% due 04/23/2023		6,000	6,456
4.000% due 03/14/2029		4,000	4,750
4.400% due 04/16/2050		800	1,045
4.500% due 04/23/2028		3,000	3,640
4.817% due 03/14/2049		600	820
Total Qatar (Cost $16,345)			18,838
SAUDI ARABIA 0.4%
SOVEREIGN ISSUES 0.4%
Saudi Government International Bond
2.900% due 10/22/2025		$900	971
3.625% due 03/04/2028		1,100	1,235
4.375% due 04/16/2029		800	952
Total Saudi Arabia (Cost $2,849)			3,158
SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	408
3.500% due 09/18/2027		400	428
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		1,100	1,101
Total Singapore (Cost $1,899)			1,937
SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$2,210	2,540
Total Slovenia (Cost $2,274)			2,540
SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 4.850% due 09/30/2029		$200	213
Total South Africa (Cost $200)			213
SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$300	324
Total South Korea (Cost $299)			324
SPAIN 5.8%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	2,200	2,818
		SHARES
PREFERRED SECURITIES 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		600,000	752

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 5.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	496
4.900% due 09/15/2021		3,900	4,932
Spain Government International Bond
0.250% due 07/30/2024 (k)		2,200	2,764
1.250% due 10/31/2030		7,300	9,972
1.400% due 07/30/2028		9,300	12,735
1.450% due 04/30/2029 (k)		8,452	11,670
1.850% due 07/30/2035 (k)		3,200	4,738
			47,307
Total Spain (Cost $44,209)			50,877
SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Union 0.000% due 07/04/2035 (d)	EUR	1,500	1,884
Total Supranational (Cost $1,807)			1,884
SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$3,000	3,386
Credit Suisse Group AG 3.800% due 06/09/2023		1,000	1,078
UBS AG
4.750% due 02/12/2026 •(h)	EUR	1,500	1,844
7.625% due 08/17/2022 (h)		$1,300	1,439
UBS Group AG 3.126% due 08/13/2030 •		2,700	3,026
Total Switzerland (Cost $9,821)			10,773
UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$1,500	1,685
3.875% due 04/16/2050		500	611
Total United Arab Emirates (Cost $1,975)			2,296
UNITED KINGDOM 13.6%
CORPORATE BONDS & NOTES 7.4%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$4,800	5,341
10.000% due 05/21/2021	GBP	700	989
Barclays PLC
3.650% due 03/16/2025		$1,900	2,096
4.338% due 05/16/2024 •		1,500	1,624
4.375% due 01/12/2026		1,000	1,154
4.836% due 05/09/2028		500	578
6.375% due 12/15/2025 •(g)(h)	GBP	600	889
7.250% due 03/15/2023 •(g)(h)		600	872
8.000% due 06/15/2024 •(g)(h)		$900	1,004
FCE Bank PLC
0.869% due 09/13/2021	EUR	500	611
1.660% due 02/11/2021		300	367
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,950	2,750
HSBC Holdings PLC
1.600% (US0003M + 1.380%) due 09/12/2026 ~		$2,200	2,237
3.973% due 05/22/2030 •		1,900	2,198
4.041% due 03/13/2028 •		900	1,028
4.292% due 09/12/2026 •		2,200	2,509
6.500% due 03/23/2028 •(g)(h)		700	787
6.750% due 09/11/2028	GBP	1,000	1,855
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		1,200	1,698
Lloyds Bank PLC
4.875% due 03/30/2027		800	1,395

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

5.125% due 03/07/2025		1,600	2,629
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	400	556
4.375% due 03/22/2028		$200	238
4.582% due 12/10/2025		1,300	1,489
4.650% due 03/24/2026		1,100	1,267
7.500% due 06/27/2024 •(g)(h)		200	226
Nationwide Building Society
1.700% due 02/13/2023		2,500	2,569
2.000% due 01/27/2023		1,900	1,962
3.622% due 04/26/2023 •		500	520
3.766% due 03/08/2024 •		800	852
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,023
3.498% due 05/15/2023 •		1,900	1,973
3.875% due 09/12/2023		500	543
4.269% due 03/22/2025 •		200	221
5.076% due 01/27/2030 •		1,700	2,091
6.000% due 12/29/2025 •(g)(h)		1,300	1,427
8.625% due 08/15/2021 •(g)(h)		2,300	2,392
Reckitt Benckiser Treasury Services PLC 0.798% (US0003M + 0.560%) due 06/24/2022 ~		700	703
Santander UK Group Holdings PLC
4.750% due 09/15/2025		1,300	1,467
4.796% due 11/15/2024 •		2,100	2,337
6.750% due 06/24/2024 •(g)(h)	GBP	1,400	2,085
7.375% due 06/24/2022 •(g)(h)		800	1,146
Tesco PLC 6.125% due 02/24/2022		175	255
Tesco Property Finance PLC 5.411% due 07/13/2044		565	1,047
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		700	1,006
			65,006
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Durham Mortgages B PLC 0.651% due 03/31/2054 •		1,446	1,974
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •		1,083	1,443
Eurosail PLC
0.198% due 06/10/2044 •		7	9
0.991% due 06/13/2045 •		850	1,156
Finsbury Square PLC 0.991% due 09/12/2068 •		1,204	1,649
Harben Finance PLC 0.851% due 08/20/2056 •		1,304	1,783
Hawksmoor Mortgages 1.104% due 05/25/2053 •		3,213	4,401
Jupiter PLC 0.000% due 06/01/2060 «•		3,200	4,338
Lanark Master Issuer PLC 0.866% due 12/22/2069 •		1,140	1,564
Newgate Funding PLC
1.043% due 12/15/2050 •		433	569
1.293% due 12/15/2050 •		216	289
Residential Mortgage Securities PLC
0.984% due 12/20/2046 •		629	861
1.234% due 09/20/2065 •		1,346	1,844
Resloc UK PLC 0.203% due 12/15/2043 •		1,280	1,672
Ripon Mortgages PLC 0.851% due 08/20/2056 •		11,112	15,188
Stanlington PLC 1.041% due 06/12/2046 •		2,238	3,065
Towd Point Mortgage Funding 0.956% due 07/20/2045 •		3,995	5,464
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		2,108	2,895
Twin Bridges PLC 0.821% due 09/12/2044 •		526	718
Uropa Securities PLC
0.238% due 06/10/2059 •		256	337
0.388% due 06/10/2059 •		66	85
0.588% due 06/10/2059 •		51	63

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

0.788% due 06/10/2059 •		55	69
			51,436
		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		2,750	666
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 0.625% due 10/22/2050	GBP	1,100	1,458
Total United Kingdom (Cost $110,380)			118,566
UNITED STATES 72.0%
ASSET-BACKED SECURITIES 9.9%
ACE Securities Corp. Home Equity Loan Trust 1.048% due 08/25/2035 •		$1,600	1,593
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •		3	3
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.088% due 06/25/2029 •		8	7
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.868% due 10/25/2035 •		81	81
0.908% due 02/25/2036 •		1,141	1,043
Asset-Backed Securities Corp. Home Equity Loan Trust 1.284% due 09/15/2033 •		2,884	2,893
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		764	767
Bear Stearns Asset-Backed Securities Trust 0.808% due 10/25/2032 •		1	1
Citigroup Mortgage Loan Trust
0.308% due 12/25/2036 •		526	368
0.328% due 01/25/2037 •		2,293	1,928
0.668% due 03/25/2036 •		1,284	1,231
Citigroup Mortgage Loan Trust, Inc. 1.138% due 07/25/2035 •		2,400	2,315
Countrywide Asset-Backed Certificates
0.288% due 06/25/2037 •		635	592
0.288% due 06/25/2047 ^•		633	589
0.348% due 06/25/2037 ^•		1,811	1,865
0.408% due 12/25/2036 ^•		784	741
0.648% due 02/25/2036 •		1,305	1,288
Countrywide Asset-Backed Certificates Trust
0.338% due 06/25/2047 •		473	470
0.888% due 08/25/2047 •		441	432
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		3	3
First Franklin Mortgage Loan Trust
0.263% due 07/25/2036 •		1,603	1,507
1.093% due 03/25/2035 •		1,500	1,484
GSAMP Trust
0.388% due 09/25/2036 •		3,779	1,864
0.408% due 02/25/2046 •		79	75
0.648% due 05/25/2046 •		2,147	2,055
1.018% due 11/25/2034 •		455	451
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		117	64
MASTR Asset-Backed Securities Trust
0.628% due 06/25/2036 •		3,791	2,215
0.898% due 10/25/2035 ^•		1,000	965
MASTR Specialized Loan Trust 0.518% due 01/25/2037 •		1,064	602
Merrill Lynch Mortgage Investors Trust
0.808% due 07/25/2036 •		4,609	4,288
0.868% due 05/25/2036 •		36	35
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 01/25/2037 •		2,056	1,252
0.288% due 05/25/2037 •		1,862	1,573
0.398% due 07/25/2036 •		223	199
0.628% due 06/25/2036 •		1,704	1,150
1.078% due 02/25/2035 •		2,866	2,738
1.108% due 09/25/2034 •		1,856	1,806
Morgan Stanley Home Equity Loan Trust 0.378% due 04/25/2037 •		1,558	1,057

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		1,894	772
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.583% due 03/25/2036 •		1,700	1,665
NovaStar Mortgage Funding Trust
0.278% due 03/25/2037 •		1,341	994
0.688% due 05/25/2036 •		2,800	2,618
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		549	274
5.731% due 11/25/2036 þ		1,984	1,096
Residential Asset Mortgage Products Trust 0.708% due 06/25/2032 •		3	3
Residential Asset Securities Corp. Trust
0.398% due 11/25/2036 ^•		5,474	5,084
0.943% due 01/25/2035 •		55	55
Saxon Asset Securities Trust 0.458% due 09/25/2037 •		1,740	1,693
SMB Private Education Loan Trust
1.268% due 07/15/2053 •		456	461
1.290% due 07/15/2053		1,641	1,649
Soundview Home Loan Trust
0.428% due 05/25/2036 •		996	989
0.648% due 11/25/2036 •		2,300	2,180
1.098% due 10/25/2037 •		1,754	1,500
Specialty Underwriting & Residential Finance Trust
0.448% due 06/25/2037 •		413	299
0.898% due 06/25/2036 •		93	93
Structured Asset Investment Loan Trust
0.321% due 07/25/2036 •		1,277	932
0.828% due 01/25/2033 •		1,010	1,000
1.048% due 09/25/2034 •		69	66
Structured Asset Securities Corp. 1.273% due 02/25/2035 •		3,410	3,310
Terwin Mortgage Trust 1.088% due 11/25/2033 •		35	34
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		2,091	2,130
2.710% due 01/25/2060 ~		1,903	1,972
2.900% due 10/25/2059 ~		8,572	9,062
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,566
			86,087
CORPORATE BONDS & NOTES 9.3%
AbbVie, Inc.
1.500% due 11/15/2023	EUR	100	128
3.750% due 11/14/2023		$2,200	2,400
American Tower Corp. 2.250% due 01/15/2022		800	815
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,700	2,265
2.250% due 02/01/2032		$400	406
3.100% due 02/01/2043		400	406
3.300% due 02/01/2052		400	397
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		500	523
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~		1,400	1,403
1.227% (US0003M + 1.010%) due 12/15/2023 ~		800	809
4.250% due 12/15/2025		400	458
4.375% due 12/15/2028		400	471
BP Capital Markets America, Inc. 3.790% due 02/06/2024		1,300	1,421
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		2,600	2,724
British Airways Pass-Through Trust 3.350% due 12/15/2030		2,569	2,443
Campbell Soup Co.
3.300% due 03/15/2021		300	302
3.650% due 03/15/2023		172	184
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		300	320
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	2,133
5.125% due 07/01/2049		400	488
6.384% due 10/23/2035		500	686
CVS Health Corp.
3.350% due 03/09/2021		213	214
3.700% due 03/09/2023		245	262
D.R. Horton, Inc. 4.375% due 09/15/2022		400	422
Discover Bank 4.650% due 09/13/2028		2,100	2,514
EPR Properties 4.500% due 06/01/2027		300	300

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~		400	401
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	600	748
Fiserv, Inc. 3.200% due 07/01/2026		$2,300	2,578
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	100	122
0.000% due 12/01/2021 •		300	363
0.000% due 12/07/2022 •		200	236
2.748% due 06/14/2024	GBP	500	685
3.021% due 03/06/2024	EUR	300	381
3.087% due 01/09/2023		$200	204
3.200% due 01/15/2021		500	501
3.360% (US0003M + 3.140%) due 01/07/2022 ~		500	503
3.375% due 11/13/2025		200	205
4.000% due 11/13/2030		600	632
4.535% due 03/06/2025	GBP	600	873
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		$500	501
General Mills, Inc. 3.200% due 04/16/2021		100	101
General Motors Financial Co., Inc. 1.080% (US0003M + 0.850%) due 04/09/2021 ~		100	100
GLP Capital LP 5.300% due 01/15/2029		1,400	1,633
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~		1,500	1,500
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		1,700	1,700
Jackson National Life Global Funding 2.375% due 09/15/2022		2,600	2,689
Kilroy Realty LP 3.450% due 12/15/2024		700	760
Kinder Morgan, Inc. 5.000% due 02/15/2021		900	903
Komatsu Finance America, Inc. 2.437% due 09/11/2022		900	931
MassMutual Global Funding 2.250% due 07/01/2022		2,600	2,675
Micron Technology, Inc. 4.185% due 02/15/2027		700	825
Mid-America Apartments LP 4.200% due 06/15/2028		1,000	1,177
Morgan Stanley 0.790% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	2,600	2,046
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	2,089
MUFG Union Bank N.A. 0.798% (SOFRRATE + 0.710%) due 12/09/2022 ~		$1,700	1,712
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		2,800	2,890
Nissan Motor Acceptance Corp. 2.650% due 07/13/2022		300	307
Northwell Healthcare, Inc. 4.260% due 11/01/2047		800	961
ONEOK, Inc. 4.550% due 07/15/2028		200	229
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	102
3.500% due 06/15/2025		300	325
4.000% due 12/01/2046		100	104
4.250% due 03/15/2046		100	108
4.300% due 03/15/2045		100	107
4.550% due 07/01/2030		200	228
Reliance Standard Life Global Funding 2.625% due 07/22/2022		2,500	2,571
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		400	421
San Diego Gas & Electric Co. 3.600% due 09/01/2023		300	323
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		800	801
Southern Co. 2.950% due 07/01/2023		1,500	1,590
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	105
Spirit AeroSystems, Inc.
1.017% (US0003M + 0.800%) due 06/15/2021 ~		100	99
3.950% due 06/15/2023		1,200	1,178
Spirit Realty LP 4.000% due 07/15/2029		600	676
Sprint Corp. 7.250% due 09/15/2021		100	104
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		113	114

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

4.738% due 09/20/2029		400	434
Sunoco Logistics Partners Operations LP 4.650% due 02/15/2022		700	730
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		2,300	2,371
Wells Fargo & Co.
1.325% (US0003M + 1.110%) due 01/24/2023 ~		1,800	1,816
1.338% due 05/04/2025 •	EUR	400	509
1.444% (US0003M + 1.230%) due 10/31/2023 ~		$2,000	2,032
Wells Fargo Bank N.A. 3.550% due 08/14/2023		2,200	2,377
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		2,847	2,929
			81,209
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		688	680
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,242	1,238
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~		571	566
			2,484
MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028		800	1,015
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057		392	607
			1,622
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		2,049	2,051
American Home Mortgage Assets Trust 0.528% due 05/25/2046 ^•		138	120
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		1,396	1,340
Banc of America Mortgage Trust 3.227% due 06/25/2035 ~		54	50
BCAP LLC Trust 1.484% due 01/26/2047 •		21	19
Bear Stearns Adjustable Rate Mortgage Trust
2.725% due 10/25/2033 ~		3	3
2.883% due 08/25/2033 ~		3	3
3.115% due 05/25/2034 ~		5	5
3.132% due 11/25/2034 ~		2	2
3.462% due 09/25/2034 ~		46	46
3.473% due 05/25/2034 ~		7	7
3.800% due 05/25/2047 ^~		102	100
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •		28	27
3.002% due 11/25/2035 ^~		226	200
3.369% due 05/25/2035 ~		6	6
3.478% due 08/25/2036 ^~		109	70
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~		50	41
Chase Mortgage Finance Trust 3.276% due 07/25/2037 ~		64	58
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.298% due 01/25/2036 •		1,087	1,005
Citigroup Mortgage Loan Trust
1.375% due 08/25/2036 •		5,444	2,591
3.361% due 09/25/2037 ^~		104	101
Citigroup Mortgage Loan Trust, Inc. 3.494% due 08/25/2035 ^~		975	969
Commercial Mortgage Trust 1.324% due 01/10/2046 ~(a)		2,146	43
Countrywide Alternative Loan Trust
0.362% due 07/20/2046 ^•		131	104
0.428% due 02/25/2037 •		176	158
0.498% due 05/25/2037 ^•		98	32
0.568% due 07/25/2046 ^•		1,179	1,076
0.808% due 09/25/2035 •		734	563
1.859% due 11/25/2047 ^•		570	497
2.109% due 11/25/2035 •		25	23
2.649% due 11/25/2035 •		8	8
2.878% due 11/25/2035 ^~		117	101
3.674% due 02/25/2037 ^~		30	30
5.250% due 06/25/2035 ^		11	11
6.250% due 12/25/2036		2,503	1,631
6.250% due 08/25/2037 ^		23	18

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

6.500% due 06/25/2036 ^	47	36
Countrywide Home Loan Mortgage Pass-Through Trust
0.548% due 04/25/2046 •	222	206
0.688% due 04/25/2046 •	3,642	1,388
0.908% due 09/25/2034 •	15	15
2.918% due 04/20/2035 ~	1	1
3.059% due 08/25/2034 ^~	8	9
3.090% due 08/25/2034 ^~	2	2
6.000% due 07/25/2036	1,072	849
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •	67	63
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	1	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	152	71
DBUBS Mortgage Trust
0.250% due 11/10/2046 ~(a)	900	0
0.563% due 11/10/2046 ~(a)	89	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.288% due 07/25/2047 •	429	398
GreenPoint Mortgage Funding Trust 0.688% due 11/25/2045 •	7	6
GS Mortgage Securities Corp. 1.489% due 02/10/2046 ~(a)	2,107	58
GS Mortgage Securities Trust 1.932% due 11/10/2045 ~(a)	1,700	46
GSC Capital Corp. Mortgage Trust 0.508% due 05/25/2036 ^•	1,525	1,454
GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •	2,128	1,739
GSR Mortgage Loan Trust
2.636% due 01/25/2035 ~	11	10
2.930% due 03/25/2033 •	4	4
3.071% due 06/25/2034 ~	8	8
HarborView Mortgage Loan Trust
0.832% due 06/20/2035 •	17	16
1.459% due 12/19/2036 ^•	70	66
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	1,689	1,710
Impac CMB Trust
0.868% due 10/25/2034 •	402	387
1.148% due 07/25/2033 •	3	3
IndyMac Mortgage Loan Trust 3.172% due 09/25/2035 ^~	50	48
JPMorgan Mortgage Trust
2.230% due 11/25/2033 ~	3	3
2.999% due 10/25/2035 ~	10	10
6.000% due 06/25/2037	1,737	1,104
JPMorgan Resecuritization Trust 9.341% due 07/27/2037 ~	319	321
Lehman XS Trust 0.353% due 08/25/2046 •	1,713	1,704
Luminent Mortgage Trust 0.528% due 05/25/2046 •	1,631	1,438
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	2,108
MASTR Alternative Loan Trust
0.548% due 03/25/2036 ^•	44	2
6.000% due 02/25/2036	648	457
Merrill Lynch Mortgage Investors Trust
2.225% due 02/25/2033 ~	5	5
2.430% due 02/25/2036 ~	71	73
2.646% due 02/25/2036 ~	14	14
3.868% due 05/25/2033 ~	10	9
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	195	119
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,729	2,873
2.750% due 11/25/2059 ~	2,123	2,234
OBX Trust 0.798% due 06/25/2057 •	679	679
Residential Accredit Loans, Inc. Trust
0.508% due 06/25/2046 •	303	108
1.641% due 10/25/2037 ~	457	429
2.109% due 08/25/2035 •	191	173
6.250% due 02/25/2037	1,968	1,908
Residential Asset Securitization Trust
0.548% due 01/25/2046 ^•	54	14
5.750% due 02/25/2036	1,008	970
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
0.552% due 07/20/2036 •	140	136
0.852% due 07/20/2033 •	30	29
Structured Adjustable Rate Mortgage Loan Trust
2.724% due 04/25/2034 ~	8	8

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

3.080% due 02/25/2034 ~	5	4
3.136% due 09/25/2035 ~	112	109
3.195% due 08/25/2035 ~	106	101
Structured Asset Mortgage Investments Trust
0.268% due 08/25/2036 •	1,375	1,276
0.368% due 09/25/2047 •	195	174
0.568% due 05/25/2036 •	47	41
0.588% due 05/25/2036 •	104	98
0.732% due 07/19/2034 •	5	5
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	1,362	1,230
Structured Asset Securities Corp. Mortgage Loan Trust 0.438% due 10/25/2036 •	754	654
TBW Mortgage-Backed Trust 5.630% due 01/25/2037 ^þ	190	90
Thornburg Mortgage Securities Trust
1.398% due 06/25/2037 ^•	91	86
1.539% due 06/25/2037 •	152	139
1.589% due 06/25/2047 ^•	66	61
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 07/25/2045 •	450	438
0.768% due 01/25/2045 •	16	16
0.868% due 10/25/2045 •	844	832
1.753% due 02/27/2034 •	12	12
2.722% due 12/25/2036 ^~	450	446
2.748% due 12/25/2035 ~	185	184
3.046% due 09/25/2036 ~	189	178
3.746% due 06/25/2033 ~	3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
1.549% due 07/25/2046 ^•	39	27
6.500% due 03/25/2036	1,892	1,487
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	70	70
6.000% due 06/25/2037 ^	158	160
Wells Fargo-RBS Commercial Mortgage Trust 1.173% due 03/15/2045 ~(a)	4,530	90
		46,644
	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	1,200,000	1,478
Bank of America Corp. 5.875% due 03/15/2028 •(g)	1,200,000	1,359
		2,837
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 42.8%
Fannie Mae
0.548% due 06/25/2036 •	$28	28
1.802% due 12/01/2034 •	13	14
2.880% due 11/01/2034 •	25	27
3.000% due 03/01/2060	1,188	1,289
3.500% due 01/01/2059	3,266	3,612
6.000% due 04/25/2043 - 07/25/2044	81	95
6.500% due 11/25/2042	82	95
Freddie Mac
0.499% due 01/15/2038 •	415	415
0.759% due 12/15/2037 •	11	11
0.957% due 11/25/2022 ~(a)	2,986	42
1.809% due 10/25/2044 •	63	65
2.663% due 01/15/2038 ~(a)	415	25
3.500% due 07/01/2048	2,854	3,014
Ginnie Mae
0.990% due 07/20/2066 - 11/20/2066 •	4,262	4,333
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	6	6
2.875% due 05/20/2028 - 06/20/2030 •	14	15
3.000% due 01/20/2030 •	4	4
3.000% due 07/20/2046 - 05/20/2047	153	157
3.125% due 11/20/2026 - 12/20/2026 •	4	4
6.000% due 08/20/2034	298	341
Ginnie Mae, TBA 2.000% due 03/01/2051	16,600	17,303
Small Business Administration 5.600% due 09/01/2028	101	111
Uniform Mortgage-Backed Security
2.500% due 11/01/2050	1,096	1,165

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

3.000% due 10/01/2049		2,393	2,598
3.500% due 10/01/2034 - 07/01/2050		9,251	9,858
4.000% due 06/01/2048 - 06/01/2050		5,067	5,424
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051		120,300	124,534
2.500% due 03/01/2051		65,700	69,031
3.500% due 01/01/2036 - 02/01/2051		29,700	31,436
4.000% due 01/01/2051 - 02/01/2051		80,000	85,445
4.500% due 01/01/2051		12,600	13,656
			374,153
U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
1.375% due 11/15/2040 (o)		3,000	2,962
1.625% due 11/15/2050 (k)(o)		1,200	1,193
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (o)		460	469
0.250% due 02/15/2050 (o)		506	604
0.375% due 07/15/2027 (m)		3,938	4,432
0.500% due 01/15/2028 (m)(o)		12,350	14,009
1.375% due 02/15/2044 (o)		1,229	1,772
2.500% due 01/15/2029 (m)(o)		2,911	3,825
3.875% due 04/15/2029 (m)(o)		2,376	3,425
U.S. Treasury Notes
1.125% due 06/30/2021 (o)		300	301
1.875% due 08/31/2022 (o)		100	103
2.625% due 06/15/2021 (o)		600	607
			33,702
Total United States (Cost $614,665)			628,738
SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (j) 1.6%			13,722
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (d)(e)	ARS	28,738	209
JAPAN TREASURY BILLS 2.7%
(0.092)% due 01/18/2021 - 03/29/2021 (c)(d)	JPY	2,420,000	23,441
U.S. TREASURY BILLS 0.1%
0.084% due 01/14/2021 (d)(e)(o)		$552	552
Total Short-Term Instruments (Cost $37,081)			37,924
Total Investments in Securities (Cost $1,156,571)			1,221,558
		SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio		54,968	551
PIMCO Short-Term Floating NAV Portfolio III		1,328,564	13,101
Total Short-Term Instruments (Cost $13,643)			13,652
Total Investments in Affiliates (Cost $13,643)			13,652
Total Investments 141.4% (Cost $1,170,214)			$1,235,210
Financial Derivative Instruments (l)(n) (0.5)%(Cost or Premiums, net $(1,963))			(4,377)
Other Assets and Liabilities, net (40.9)%			(357,007)
Net Assets 100.0%			$873,826

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$400	$409	0.05%
Export-Import Bank of India	1.271	03/28/2022	12/19/2019	697	702	0.08
Morgan Stanley	0.790	02/03/2023	01/30/2020	1,971	2,046	0.23
$3,068	$3,157	0.36%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.730%	01/22/2020	01/20/2022	GBP	8,016	United Kingdom Gilt 1.750% due 1/22/2049	$(12,082)	$10,962	$11,034
FICC	0.000%	12/31/2020	01/04/2021	$2,760	U.S. Treasury Bills 0.000% due 12/30/2021	(2,815)	2,760	2,760
Total Repurchase Agreements	$(14,897)	$13,722	$13,794
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(0.520)%	11/18/2020	02/17/2021	EUR	(2,264)	$(2,764)
(0.500)	11/18/2020	02/17/2021	(9,533)	(11,639)
(0.490)	11/18/2020	02/17/2021	(2,424)	(2,959)
JML	(0.530)	11/18/2020	02/17/2021	(6,186)	(7,552)
JPS	0.080	12/09/2020	01/08/2021	$(606)	(606)
Total Reverse Repurchase Agreements	$(25,520)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (0.6)%
Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	5,100	$(5,385)	$(5,517)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

United Kingdom (0.8)%
Sovereign Issues (0.8)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	3,800	(5,510)	(6,577)
United States (8.5)%
U.S. Government Agencies (8.5)%
Uniform Mortgage-Backed Security, TBA	3.000%	01/01/2051	$23,400	(24,485)	(24,515)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2051	42,000	(43,988)	(44,041)
Total United States	(68,473)	(68,556)
Total Short Sales (9.9)%	$(79,368)	$(80,650)
(k)	Securities with an aggregate market value of $26,378 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(43,708) at a weighted average interest rate of (0.391%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $59 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 90-Day Eurodollar June 2022 Futures	$99.750	06/13/2022	73	$183	$17	$21
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	39	98	8	10
Total Purchased Options	$25	$31
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	150	$17,026	$94	$14	$(21)
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	401	2	0	0	0
Call Options Strike @ EUR 179.000 on Euro-OAT France Government 10-Year Bond March 2021 Futures (1)	02/2021	280	3	0	0	0
Call Options Strike @ EUR 193.000 on Euro-Bund 10-Year Bond March 2021 Futures (1)	02/2021	184	2	0	0	0
Euro-BTP Italy Government Bond March Futures	03/2021	314	58,311	232	23	0
Euro-Buxl 30-Year Bond March Futures	03/2021	15	4,127	11	0	(5)
Japan Government 10-Year Bond March Futures	03/2021	37	54,438	(37)	3	(11)
U.S. Treasury 5-Year Note March Futures	03/2021	674	85,035	162	32	0
$462	$72	$(37)
SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	51	$(4,617)	$(4)	$0	$(1)
Canada Government 10-Year Bond March Futures	03/2021	308	(36,077)	(71)	0	(82)
Euro-Bund 10-Year Bond March Futures	03/2021	176	(38,194)	(13)	13	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	421	(86,333)	(258)	5	0
Euro-Schatz March Futures	03/2021	401	(55,001)	44	2	0
U.S. Treasury 10-Year Note March Futures	03/2021	147	(20,297)	(40)	0	(16)
U.S. Treasury 30-Year Bond March Futures	03/2021	8	(1,386)	11	0	(3)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	14	(2,990)	26	0	(10)
United Kingdom Long Gilt March Futures	03/2021	525	(97,309)	(1,088)	0	(208)
$(1,393)	$20	$(320)
Total Futures Contracts	$(931)	$92	$(357)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	1.544%	$600	$(94)	$62	$(32)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	2.652%	EUR	1,000	$2	$(69)	$(67)	$0	$(2)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.533	100	3	0	3	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.238	200	(1)	4	3	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.654	1,000	(33)	53	20	0	0
$(29)	$(12)	$(41)	$0	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$92	$(4)	$(5)	$(9)	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	12,800	(601)	(617)	(1,218)	0	(25)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	11,900	85	(79)	6	0	(13)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	65,700	(212)	(371)	(583)	0	(83)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	2,700	(47)	12	(35)	0	0
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	5,200	(42)	(22)	(64)	0	(1)
$(821)	$(1,082)	$(1,903)	$0	$(122)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$500	$11	$1	$12	$0	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$191,300	$(3)	$(80)	$(83)	$0	$(7)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	48,300	0	(20)	(20)	0	(2)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	32,200	0	(6)	(6)	3	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	7,300	0	0	0	2	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	53,800	13	(14)	(1)	9	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	22,600	0	(7)	(7)	3	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	17,200	0	(4)	(4)	2	0
$10	$(131)	$(121)	$19	$(9)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	40,500	$70	$15	$85	$33	$0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026		2,200	0	(1)	(1)	3	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2031		100	1	0	1	0	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		47,700	257	233	490	150	0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		600	(31)	(15)	(46)	0	(7)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	24,400	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		58,000	0	(4)	(4)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		17,400	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		24,600	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		27,700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		357,500	(4)	441	437	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		20,400	(31)	(1)	(32)	0	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025		2,400	0	(23)	(23)	0	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/19/2021	CAD	5,100	23	13	36	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		5,700	0	103	103	3	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(43)	185	142	4	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		16,800	4	707	711	39	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		24,600	376	931	1,307	60	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		15,400	(311)	688	377	41	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,700	42	304	346	13	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,700	0	473	473	21	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		2,700	57	227	284	20	0
Pay	3-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	8,050	46	(75)	(29)	3	0
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025		9,800	28	22	50	4	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026		1,600	(16)	78	62	1	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025	NZD	850	(3)	4	1	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$48,500	(677)	(458)	(1,135)	0	(10)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		8,400	88	6	94	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		20,450	0	(683)	(683)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		29,800	617	(1,971)	(1,354)	0	(4)
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		16,900	0	(498)	(498)	0	(4)
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		20,050	0	(561)	(561)	0	(5)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,300	423	(49)	374	2	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		25,500	691	46	737	15	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		6,700	(191)	(733)	(924)	0	(6)
Pay(8)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		37,600	(371)	(306)	(677)	40	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		47,800	(646)	250	(396)	0	(68)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		72,700	489	989	1,478	0	(97)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		200	5	0	5	0	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		3,000	53	1	54	0	(10)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		1,500	(44)	76	32	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,100	3	195	198	0	(23)
Receive(8)	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		6,300	197	231	428	0	(28)
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	226,600	(242)	187	(55)	0	(1)
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	03/17/2026		55,000	(89)	(101)	(190)	0	(6)
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		100,700	(217)	(205)	(422)	0	(10)
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		6,900	229	434	663	0	(2)
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	03/17/2031		1,100	(3)	2	(1)	0	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		20,300	(44)	(19)	(63)	6	0
Pay(8)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		2,700	0	19	19	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		1,400	(125)	(14)	(139)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	12/15/2040		100	12	2	14	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Receive(8)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	1	1	0	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		21,800	(206)	61	(145)	0	(10)
Receive(8)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	(23)	(23)	0	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050	GBP	4,400	79	49	128	0	(47)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	6,210,000	(629)	(349)	(978)	6	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,830,000	33	(545)	(512)	33	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		410,000	(28)	(104)	(132)	12	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	(43)	(48)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	(69)	(69)	0	(1)
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	9,600	0	(248)	(248)	0	(1)
Receive	UKRPI	3.258	Maturity	02/15/2025		6,900	0	(179)	(179)	0	(1)
Receive	UKRPI	3.262	Maturity	02/15/2025		4,400	0	(115)	(115)	0	0
Receive	UKRPI	3.355	Maturity	11/15/2025		900	(3)	(2)	(5)	1	0
Pay	UKRPI	3.386	Maturity	01/15/2030		1,400	0	41	41	0	(7)
Pay	UKRPI	3.436	Maturity	02/15/2030		800	0	27	27	0	(4)
Pay	UKRPI	3.450	Maturity	02/15/2030		6,200	3	219	222	0	(32)
Pay	UKRPI	3.453	Maturity	02/15/2030		9,400	0	342	342	0	(48)
Receive	UKRPI	3.397	Maturity	11/15/2030		1,140	8	(5)	3	7	0
Receive	UKRPI	3.445	Maturity	11/15/2030		1,000	0	(6)	(6)	6	0
Pay	UKRPI	3.473	Maturity	11/15/2030		900	0	10	10	0	(5)
Receive	UKRPI	3.510	Maturity	11/15/2030		430	0	(8)	(8)	2	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,940	(32)	(53)	(85)	0	(12)
Pay	UKRPI	3.272	Maturity	11/15/2040		700	0	(13)	(13)	0	(4)
Pay	UKRPI	3.273	Maturity	11/15/2040		1,000	0	(18)	(18)	0	(6)
Pay	UKRPI	3.340	Maturity	11/15/2040		730	0	11	11	0	(4)
Receive	UKRPI	3.000	Maturity	11/15/2050		800	28	50	78	0	(4)
Receive	UKRPI	3.051	Maturity	11/15/2050		700	0	37	37	0	(4)
Receive	UKRPI	3.143	Maturity	11/15/2050		300	0	(9)	(9)	0	(2)
							$(129)	$197	$68	$526	$(481)
Total Swap Agreements							$(1,052)	$(965)	$(2,017)	$545	$(614)
(m)

Securities with an aggregate market value of $17,686 and cash of $3,166 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Future styled option.
(2)	Unsettled variation margin asset of $43 agreements is outstanding at period end.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		JPY	683,539			$6,561	$0		$(59)
		01/2021		TWD	29,449			1,048	0		(1)
		01/2021			$4,240		NOK	37,480	131		0
		01/2021			30		PLN	117	1		0
		02/2021		AUD	194			$144	0		(6)
		02/2021			$3,345		AUD	4,600	203		0
		02/2021			4,349		CHF	3,845	0		0
		02/2021			4,820		JPY	502,000	44		0
		02/2021			2,105		NZD	2,981	41		0
		03/2021		HKD	4,038			$521	0		0
		03/2021		JPY	1,010,000			9,744	0		(45)
BPS		01/2021		CLP	2,381,949			3,286	0		(66)
		01/2021		EUR	8,463			10,277	0		(63)
		01/2021		TWD	118,233			4,217	5		0
		01/2021			$6,231		GBP	4,617	83		0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

	01/2021		10	PLN	40	0	0
	01/2021		1,431	SEK	12,080	37	0
	02/2021	AUD	45,536		$32,997	0	(2,124)
	02/2021	DKK	56,641		9,040	0	(264)
	02/2021		$820	ILS	2,772	43	0
	03/2021	TWD	95,168		$3,419	0	(9)
	03/2021		$3,287	CLP	2,381,949	66	0
	03/2021		2,352	CNH	15,704	51	0
	03/2021		5	KRW	5,461	0	0
BRC	01/2021	BRL	10,591		$2,007	0	(32)
	01/2021	JPY	970,000		9,176	0	(220)
	01/2021		$2,038	BRL	10,591	1	0
	01/2021		2,458	RUB	189,469	101	0
	02/2021	CHF	2,630		$2,955	0	(20)
	02/2021		$1,517	BRL	7,996	21	0
	02/2021		4,990	CHF	4,427	18	0
	02/2021		7,977	JPY	826,700	34	0
	03/2021		2	KRW	2,210	0	0
CBK	01/2021	BRL	2,596		$499	0	0
	01/2021	EUR	2,155		2,587	0	(46)
	01/2021	PEN	4,777		1,328	8	0
	01/2021		$513	BRL	2,596	0	(13)
	01/2021		1,893	CLP	1,413,093	96	0
	01/2021		584	EUR	484	7	0
	01/2021		1,103	NOK	9,730	32	0
	01/2021		3	PLN	10	0	0
	01/2021		400	RUB	30,736	16	0
	01/2021		1,709	SEK	14,575	63	0
	01/2021		1,567	ZAR	24,516	97	0
	02/2021	BRL	2,596		$513	13	0
	02/2021	DKK	59,431		9,523	0	(238)
	02/2021	ILS	15,253		4,689	0	(60)
	02/2021	PEN	32,218		8,890	18	(30)
	02/2021		$7,682	NZD	11,171	357	0
	02/2021		485	RUB	35,707	0	(4)
	03/2021	MXN	31,203		$1,527	0	(26)
	03/2021	TWD	70,036		2,513	2	(12)
	03/2021		$1,298	CNH	8,617	21	0
GLM	01/2021	MXN	32,085		$1,569	0	(41)
	01/2021	PEN	3,468		962	4	0
	01/2021		$19,641	JPY	2,032,829	48	0
	01/2021		1,818	PEN	6,555	0	(8)
	01/2021		499	RUB	38,263	17	0
	02/2021	DKK	48,888		$7,852	0	(178)
	02/2021	JPY	2,032,829		19,646	0	(48)
	02/2021	NZD	7,120		4,854	0	(270)
	02/2021	RON	125		30	0	(1)
	02/2021		$3,580	CAD	4,585	22	0
	02/2021		1,096	DKK	6,635	0	(6)
	03/2021	CNH	163,640		$24,785	0	(261)
	03/2021	MXN	31,203		1,562	5	0
	03/2021		$1,313	CNH	8,636	9	0
	03/2021		1,560	MXN	31,203	0	(6)
	04/2021	PEN	6,555		$1,817	7	0
HUS	01/2021	BRL	6,975		1,342	0	(1)
	01/2021	GBP	54,534		72,928	0	(1,650)
	01/2021	PEN	6,555		1,845	34	0
	01/2021		$1,343	BRL	6,975	0	0
	01/2021		1,292	CLP	965,120	66	0
	01/2021		3,201	EUR	2,630	14	(2)
	01/2021		4,701	GBP	3,512	101	0
	01/2021		26	PLN	99	1	0
	01/2021		3,218	SEK	27,375	110	0
	01/2021		1,592	ZAR	24,631	80	0
	02/2021	CHF	198		$218	0	(6)
	02/2021		$9,573	JPY	1,004,760	163	0
	02/2021		1,041	RUB	77,453	4	(3)
	03/2021	CNH	21,819		$3,330	0	(10)
	03/2021	CNY	51,985		7,838	0	(104)
	03/2021	PEN	16,275		4,479	0	(17)
	03/2021	TWD	56,851		2,048	0	(1)
	03/2021		$1,819	CNH	12,031	23	0
	03/2021		3,413	KRW	3,729,965	16	(1)
	03/2021		4,688	MXN	101,958	398	0
JPM	01/2021	BRL	1,021		$196	0	0
	01/2021		$196	BRL	1,021	1	0
	01/2021		2,202	EUR	1,803	1	0
	01/2021		89	RUB	6,826	3	0
	03/2021	TWD	49,876		$1,788	1	(10)
	03/2021		$6,587	CNH	43,650	93	0
	03/2021		273	KRW	297,301	1	0
MYI	01/2021	JPY	440,000		$4,259	0	(4)
	01/2021		$901	NOK	7,975	29	0
	02/2021	CAD	5,874		$4,481	0	(135)
	02/2021		$673	CAD	875	15	0
	02/2021		1,707	NZD	2,427	39	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

03/2021	2,727	KRW	3,012,683	42	0
06/2021	65	EUR	51	0	(3)
SCX	01/2021	EUR	82,669	$99,004	0	(1,989)
02/2021	CHF	5,663	6,220	0	(186)
02/2021	EUR	82,669	101,218	157	0
02/2021	JPY	1,541,800	14,792	0	(148)
02/2021	NZD	6,654	4,673	0	(116)
02/2021	$1,014	AUD	1,386	56	0
02/2021	2,709	ILS	9,302	188	0
03/2021	TWD	93,322	$3,354	0	(8)
SSB	01/2021	MXN	37,281	1,831	0	(39)
01/2021	TWD	21,718	774	0	0
03/2021	$6,412	KRW	7,136,601	147	0
TOR	01/2021	JPY	1,349,290	$12,934	0	(134)
01/2021	$5	CLP	3,735	0	0
UAG	01/2021	59	RUB	4,504	2	0
02/2021	DKK	70,859	$11,345	0	(293)
02/2021	$1,363	RUB	101,253	4	(5)
Total Forward Foreign Currency Contracts	$3,511	$(9,022)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.306%	10/29/2021	300	$22	$14
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.306	10/29/2021	300	22	25
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	10/25/2021	500	36	27
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	10/25/2021	500	36	37
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	2,600	104	30
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	5,700	421	158
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	10/13/2021	5,000	52	60
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175	09/15/2021	5,300	225	54
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.365	10/22/2021	700	50	37
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	10/22/2021	700	50	52
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	7,500	58	16
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	4,800	356	125
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	3,800	149	44
$1,581	$679
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Fannie Mae 1.500% due 05/01/2052	EUR	97.000	05/23/2025	1,400	$106	$102
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2051	$74.000	02/04/2021	20,000	1	0
$107	$102
Total Purchased Options	$1,688	$781
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	2,000	$(3)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,600	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	900	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	4,700	(8)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,000	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	400	(3)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	2,400	(7)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,000	(1)	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	1,500	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,500	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	400	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	1,000	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	1,500	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	1,000	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,000	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	1,700	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	3,900	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	4,700	(4)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,600	(3)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	3,900	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	4,700	(6)	(5)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,800	(3)	(3)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	3,000	(6)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	1,900	(3)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,600	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	4,300	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	4,300	(8)	(7)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	800	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	900	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	400	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,200	(4)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,300	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,300	(3)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,200	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	600	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,800	(3)	(2)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	900	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,000	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,000	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	3,600	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,000	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	3,600	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	2,000	(3)	(2)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,900	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	2,100	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	2,000	(4)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	1,700	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	1,700	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,400	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	1,500	(2)	(1)
$(136)	$(69)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC EUR versus CNH	CNH	7.750	02/04/2021	5,271	$(28)	$(6)
Call - OTC EUR versus CNH	8.050	02/04/2021	5,271	(28)	(29)
Put - OTC USD versus CNH	6.550	01/07/2021	6,705	(33)	(53)
Call - OTC USD versus CNH	6.750	01/07/2021	6,705	(33)	0
$(122)	$(88)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/29/2021	2,700	$(31)	$(5)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/29/2021	2,700	(31)	(44)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(108)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	21,300	(97)	(1)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.223	01/15/2021	1,700	(19)	(3)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.523	01/15/2021	1,700	(19)	(8)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	47,400	(421)	(1)
GLM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	44,000	(225)	(1)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	1,200	(54)	(10)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	800	(35)	(6)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	39,900	(355)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	31,500	(145)	(1)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	1,300	(44)	(10)
$(1,582)	$(199)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	18,250	$(19)	$(8)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	9,750	(9)	(4)
$(28)	$(12)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	400	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	600	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	400	(1)	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	600	(2)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,100	(5)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,000	(4)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,500	(3)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	900	(2)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	600	(1)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	700	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,300	(8)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	2,100	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,200	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	800	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	800	(1)	(1)
$(44)	$(31)
Total Written Options	$(1,912)	$(399)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$400	$(14)	$8	$0	$(6)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	3,100	(111)	66	0	(45)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	2,700	(67)	7	0	(60)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	1,500	(29)	(5)	0	(34)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	2,800	(97)	56	0	(41)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	3,200	(80)	9	0	(71)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	800	(28)	16	0	(12)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	2,700	(52)	(9)	0	(61)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	2,600	(91)	53	0	(38)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	1,500	(37)	4	0	(33)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	2,000	(48)	4	0	(44)
$(654)	$209	$0	$(445)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
										Swap Agreements, at Value(7)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond		1.000%	Quarterly	06/20/2025	0.903%	$1,300	$(32)	$38	$6	$0
CBK	Italy Government International Bond		1.000	Quarterly	06/20/2025	0.903	900	(22)	26	4	0
								$(54)	$64	$10	$0
CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	4,700	$3,541	$23	$59	$82	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029		7,900	5,451	1	690	691	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		7,700	5,313	(28)	702	674	0
								$(4)	$1,451	$1,447	$0
Total Swap Agreements								$(712)	$1,724	$1,457	$(445)
(o)

Securities with an aggregate market value of $7,067 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)						Notional Amount represents the number of contracts.
(2)						The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)						At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$46	$0	$46
Sovereign Issues	0	209	0	209
Australia
Asset-Backed Securities	0	255	0	255
Corporate Bonds & Notes	0	713	0	713
Non-Agency Mortgage-Backed Securities	0	1,667	0	1,667
Sovereign Issues	0	34,410	0	34,410
Austria
Corporate Bonds & Notes	0	520	0	520
Brazil
Corporate Bonds & Notes	0	5,758	0	5,758
Canada
Corporate Bonds & Notes	0	4,000	0	4,000
Non-Agency Mortgage-Backed Securities	0	534	0	534
Sovereign Issues	0	538	0	538
Cayman Islands
Asset-Backed Securities	0	13,101	0	13,101
Corporate Bonds & Notes	0	24,006	0	24,006
China
Corporate Bonds & Notes	0	2,570	0	2,570
Sovereign Issues	0	35,666	0	35,666
Denmark
Corporate Bonds & Notes	0	38,707	0	38,707
France
Corporate Bonds & Notes	0	2,658	0	2,658
Sovereign Issues	0	33,293	0	33,293
Germany
Corporate Bonds & Notes	0	15,601	0	15,601
India
Corporate Bonds & Notes	0	1,332	0	1,332
Sovereign Issues	0	702	0	702
Indonesia
Sovereign Issues	0	359	0	359
Ireland
Asset-Backed Securities	0	9,338	0	9,338
Corporate Bonds & Notes	0	2,897	0	2,897
Israel
Sovereign Issues	0	3,821	0	3,821
Italy
Corporate Bonds & Notes	0	13,913	0	13,913
Sovereign Issues	0	1,080	0	1,080
Japan
Corporate Bonds & Notes	0	6,043	0	6,043
Sovereign Issues	0	33,172	0	33,172
Jersey, Channel Islands
Corporate Bonds & Notes	0	270	0	270
Kuwait
Sovereign Issues	0	6,149	0	6,149
Lithuania
Sovereign Issues	0	3,827	0	3,827
Luxembourg
Corporate Bonds & Notes	0	3,034	0	3,034
Malaysia
Corporate Bonds & Notes	0	1,298	0	1,298
Mexico
Sovereign Issues	0	624	0	624
Multinational
Corporate Bonds & Notes	0	722	0	722
Netherlands
Asset-Backed Securities	0	10,736	0	10,736
Corporate Bonds & Notes	0	12,010	0	12,010
Norway
Corporate Bonds & Notes	0	122	0	122
Peru
Sovereign Issues	0	17,789	0	17,789
Qatar
Sovereign Issues	0	18,838	0	18,838
Saudi Arabia
Sovereign Issues	0	3,158	0	3,158
Singapore
Corporate Bonds & Notes	0	1,937	0	1,937
Slovenia
Sovereign Issues	0	2,540	0	2,540
South Africa
Sovereign Issues	0	213	0	213
South Korea
Sovereign Issues	0	324	0	324
Spain
Corporate Bonds & Notes	0	2,818	0	2,818
Preferred Securities	0	752	0	752
Sovereign Issues	0	47,307	0	47,307
Supranational
Corporate Bonds & Notes	0	1,884	0	1,884
Switzerland

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Corporate Bonds & Notes	0	10,773	0	10,773
United Arab Emirates
Sovereign Issues	0	2,296	0	2,296
United Kingdom
Corporate Bonds & Notes	0	65,006	0	65,006
Non-Agency Mortgage-Backed Securities	0	47,098	4,338	51,436
Preferred Securities	0	666	0	666
Sovereign Issues	0	1,458	0	1,458
United States
Asset-Backed Securities	0	86,087	0	86,087
Corporate Bonds & Notes	0	81,209	0	81,209
Loan Participations and Assignments	0	2,484	0	2,484
Municipal Bonds & Notes	0	1,622	0	1,622
Non-Agency Mortgage-Backed Securities	0	46,644	0	46,644
Preferred Securities	0	2,837	0	2,837
U.S. Government Agencies	0	374,153	0	374,153
U.S. Treasury Obligations	0	33,702	0	33,702
Short-Term Instruments
Repurchase Agreements	0	13,722	0	13,722
Argentina Treasury Bills	0	209	0	209
Japan Treasury Bills	0	23,441	0	23,441
U.S. Treasury Bills	0	552	0	552
	$0	$1,217,220	$4,338	$1,221,558
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,652	$0	$0	$13,652
Total Investments	$13,652	$1,217,220	$4,338	$1,235,210
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(5,517)	0	(5,517)
United Kingdom
Sovereign Issues	0	(6,577)	0	(6,577)
United States
U.S. Government Agencies	0	(68,556)	0	(68,556)
	$0	$(80,650)	$0	$(80,650)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	123	545	0	668
Over the counter	0	5,749	0	5,749
	$123	$6,294	$0	$6,417
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(357)	(614)	0	(971)
Over the counter	0	(9,864)	(2)	(9,866)
	$(357)	$(10,478)	$(2)	$(10,837)
Total Financial Derivative Instruments	$(234)	$(4,184)	$(2)	$(4,420)
Totals	$13,418	$1,132,386	$4,336	$1,150,140

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged)	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.2% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,250	$15
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$81	33
0.125% due 07/09/2035 þ		54	19
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,220	35
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		910	6
Provincia de Buenos Aires 36.050% due 04/12/2025		840	4
			97
Total Argentina (Cost $392)			112
AUSTRALIA 4.5%
CORPORATE BONDS & NOTES 0.4%
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023		$700	738
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd. 1.415% due 01/25/2049 •	AUD	211	163
RESIMAC Bastille Trust 1.083% due 09/05/2057 •		$291	291
			454
SOVEREIGN ISSUES 3.9%
Australia Government International Bond
0.500% due 09/21/2026	AUD	7,400	5,721
1.750% due 06/21/2051		500	367
3.000% due 03/21/2047		800	760
New South Wales Treasury Corp. 2.000% due 03/20/2031		300	248
Northern Territory Treasury Corp. 2.000% due 04/21/2031		300	242
Queensland Treasury Corp. 1.750% due 08/21/2031		200	161
Treasury Corp. of Victoria 4.250% due 12/20/2032		400	402
			7,901
Total Australia (Cost $8,373)			9,093
BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
5.093% due 01/15/2030		$812	908
7.250% due 03/17/2044		530	685
Total Brazil (Cost $1,387)			1,593
CANADA 1.0%
CORPORATE BONDS & NOTES 0.6%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$180	176
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~		600	601

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	400	545
			1,322
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	220	178
SOVEREIGN ISSUES 0.3%
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)		476	538
Total Canada (Cost $1,890)			2,038
CAYMAN ISLANDS 3.9%
ASSET-BACKED SECURITIES 1.7%
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$169	168
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		125	125
Flagship CLO Ltd. 1.080% due 01/16/2026 •		242	241
LCM LP 1.258% due 10/20/2027 •		700	700
Palmer Square Loan Funding Ltd. 1.121% due 11/15/2026 •		375	375
Sound Point CLO Ltd. 1.108% due 01/20/2028 •		311	311
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		48	48
Tralee CLO Ltd. 1.328% due 10/20/2028 •		700	700
Venture CLO Ltd. 1.117% due 04/15/2027 •		184	184
Zais CLO Ltd. 1.387% due 04/15/2028 •		569	568
			3,420
CORPORATE BONDS & NOTES 2.2%
Ambac LSNI LLC 6.000% due 02/12/2023 •		1	1
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		900	945
QNB Finance Ltd.
1.310% (SOFRRATE + 1.225%) due 02/12/2022 ~		300	301
1.574% (US0003M + 1.350%) due 05/31/2021 ~		2,200	2,207
Sands China Ltd.
4.600% due 08/08/2023		300	320
5.125% due 08/08/2025		200	225
5.400% due 08/08/2028		200	235
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	205
			4,439
Total Cayman Islands (Cost $7,756)			7,859
CHINA 4.3%
CORPORATE BONDS & NOTES 0.2%
Industrial & Commercial Bank of China Ltd. 0.989% (US0003M + 0.750%) due 12/21/2021 ~		$300	300
New Metro Global Ltd. 7.500% due 12/16/2021		200	206
			506
SOVEREIGN ISSUES 4.1%
China Development Bank
3.050% due 08/25/2026	CNY	3,200	481
3.800% due 01/25/2036		2,000	304
4.040% due 04/10/2027		23,700	3,742

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

4.240% due 08/24/2027		24,700	3,952
			8,479
Total China (Cost $8,367)			8,985
DENMARK 5.1%
CORPORATE BONDS & NOTES 5.1%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	20,250	3,365
1.500% due 10/01/2050		1,984	335
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,594	763
1.500% due 10/01/2050		761	128
Nykredit Realkredit A/S
1.000% due 10/01/2050		27,750	4,615
1.500% due 10/01/2050		6,829	1,152
Total Denmark (Cost $9,219)			10,358
FRANCE 9.1%
CORPORATE BONDS & NOTES 0.5%
BNP Paribas S.A. 1.904% due 09/30/2028 •		$600	613
Societe Generale S.A. 6.750% due 04/07/2021 •(f)(g)	EUR	400	496
			1,109
SOVEREIGN ISSUES 8.6%
France Government International Bond
0.750% due 05/25/2052		100	136
2.000% due 05/25/2048 (j)		6,300	11,224
3.250% due 05/25/2045 (j)		3,000	6,338
			17,698
Total France (Cost $12,123)			18,807
GERMANY 2.1%
CORPORATE BONDS & NOTES 2.1%
Deutsche Bank AG
1.625% due 02/12/2021	EUR	300	367
1.625% due 01/20/2027		100	128
1.750% due 01/17/2028		200	258
2.625% due 02/12/2026		400	537
3.547% due 09/18/2031 •		$200	217
3.961% due 11/26/2025 •		600	656
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	552
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	1,500	1,249
Volkswagen Financial Services AG 0.750% due 10/14/2021	EUR	200	246
Total Germany (Cost $4,000)			4,210
INDIA 0.2%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$300	307
SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.271% (US0003M + 1.020%) due 03/28/2022 ~(h)		300	301
Total India (Cost $602)			608
IRELAND 1.2%
ASSET-BACKED SECURITIES 1.2%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	250	305
Dorchester Park CLO DAC 1.118% due 04/20/2028 •		$726	725
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	400	487
Toro European CLO DAC 0.900% due 10/15/2030 •		700	855

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total Ireland (Cost $2,276)			2,372
ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
3.800% due 05/13/2060		$400	476
4.125% due 01/17/2048		200	259
Total Israel (Cost $625)			735
ITALY 4.6%
CORPORATE BONDS & NOTES 1.7%
Banca Carige SpA
0.977% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	700	860
1.189% due 10/25/2021 •		700	860
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		300	387
2.625% due 04/28/2025		200	252
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(f)(g)		300	368
UniCredit SpA 7.830% due 12/04/2023		$600	712
			3,439
SOVEREIGN ISSUES 2.9%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024	EUR	1,300	1,691
1.850% due 07/01/2025		1,500	1,994
Italy Government International Bond 6.000% due 08/04/2028	GBP	1,200	2,160
			5,845
Total Italy (Cost $8,279)			9,284
JAPAN 4.2%
CORPORATE BONDS & NOTES 0.9%
Central Nippon Expressway Co. Ltd. 2.849% due 03/03/2022		$800	821
Mizuho Financial Group, Inc. 0.837% (US0003M + 0.630%) due 05/25/2024 ~		600	601
ORIX Corp. 3.250% due 12/04/2024		100	110
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	250
			1,782
SOVEREIGN ISSUES 3.3%
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	221,311	2,150
0.500% due 03/20/2049		200,000	1,883
0.700% due 12/20/2048		90,000	893
1.400% due 09/20/2034		160,000	1,804
			6,730
Total Japan (Cost $7,808)			8,512
LITHUANIA 0.0%
SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond 6.125% due 03/09/2021		$100	101
Total Lithuania (Cost $100)			101
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		$300	317
5.250% due 05/23/2023 (g)		300	321

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total Luxembourg (Cost $624)			638
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	230
Total Malaysia (Cost $198)			230
MULTINATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Preferred Term Securities Ltd. 0.717% (US0003M + 0.500%) due 03/23/2035 ~		$908	844
Total Multinational (Cost $698)			844
NETHERLANDS 2.3%
ASSET-BACKED SECURITIES 0.8%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	306
Babson Euro CLO BV 0.309% due 10/25/2029 •		487	591
Dryden Euro CLO BV 0.880% due 01/15/2030 •		600	733
			1,630
CORPORATE BONDS & NOTES 1.5%
Cooperatieve Rabobank UA
1.111% (US0003M + 0.860%) due 09/26/2023 ~		$600	608
3.875% due 09/26/2023		800	873
6.625% due 06/29/2021 •(f)(g)	EUR	400	503
Enel Finance International NV 2.650% due 09/10/2024		$300	320
JT International Financial Services BV 3.500% due 09/28/2023		500	540
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	105	170
			3,014
Total Netherlands (Cost $4,321)			4,644
PERU 2.1%
SOVEREIGN ISSUES 2.1%
Peru Government International Bond
1.862% due 12/01/2032		$100	101
5.350% due 08/12/2040	PEN	300	86
5.940% due 02/12/2029		5,100	1,758
6.350% due 08/12/2028		6,500	2,283
Total Peru (Cost $3,738)			4,228
QATAR 1.8%
SOVEREIGN ISSUES 1.8%
Qatar Government International Bond
3.375% due 03/14/2024		$300	325
4.000% due 03/14/2029		1,200	1,425
4.400% due 04/16/2050		200	261
4.500% due 04/23/2028		1,200	1,456
4.817% due 03/14/2049		200	274
Total Qatar (Cost $3,103)			3,741
SAUDI ARABIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$200	206
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
3.625% due 03/04/2028		800	898
4.000% due 04/17/2025		1,500	1,678

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

4.375% due 04/16/2029		200	238
			2,814
Total Saudi Arabia (Cost $2,808)			3,020
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	321
DBS Bank Ltd. 3.300% due 11/27/2021		200	206
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		400	400
Total Singapore (Cost $900)			927
SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,584	1,821
Total Slovenia (Cost $1,597)			1,821
SPAIN 5.5%
		SHARES
PREFERRED SECURITIES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)		400,000	500
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 5.3%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	165
4.900% due 09/15/2021		850	1,075
Spain Government International Bond
0.250% due 07/30/2024		100	126
1.250% due 10/31/2030		1,500	2,049
1.400% due 07/30/2028 (j)		2,900	3,971
1.450% due 04/30/2029 (j)		1,800	2,485
1.850% due 07/30/2035 (j)		700	1,037
			10,908
Total Spain (Cost $9,817)			11,408
SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Union 0.000% due 07/04/2035 (c)	EUR	400	502
Total Supranational (Cost $482)			502
SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$1,000	1,129
Credit Suisse Group AG 3.800% due 06/09/2023		600	646
UBS AG
5.125% due 05/15/2024 (g)		200	221
7.625% due 08/17/2022 (g)		600	664
Total Switzerland (Cost $2,475)			2,660
UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$400	413

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

SOVEREIGN ISSUES 1.2%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		1,900	2,134
3.875% due 04/16/2050		200	244
			2,378
Total United Arab Emirates (Cost $2,443)			2,791
UNITED KINGDOM 13.2%
CORPORATE BONDS & NOTES 7.2%
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$1,600	1,780
10.000% due 05/21/2021	GBP	200	283
Barclays PLC
1.849% (US0003M + 1.625%) due 01/10/2023 ~		$600	605
4.972% due 05/16/2029 •		500	600
6.125% due 12/15/2025 •(f)(g)		300	324
8.000% due 06/15/2024 •(f)(g)		200	223
British Telecommunications PLC 9.625% due 12/15/2030		400	664
FCE Bank PLC 1.660% due 02/11/2021	EUR	100	122
Frontier Finance PLC 8.000% due 03/23/2022	GBP	750	1,058
HSBC Holdings PLC
3.803% due 03/11/2025 •		$600	655
3.973% due 05/22/2030 •		400	463
4.041% due 03/13/2028 •		200	228
4.583% due 06/19/2029 •		400	473
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	300	424
Lloyds Banking Group PLC
4.650% due 03/24/2026		$500	576
7.625% due 06/27/2023 •(f)(g)	GBP	200	301
Nationwide Building Society
2.000% due 01/27/2023		$400	413
3.766% due 03/08/2024 •		300	320
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		600	611
3.875% due 09/12/2023		300	326
4.519% due 06/25/2024 •		300	328
5.076% due 01/27/2030 •		700	861
5.125% due 05/12/2027 •(f)(g)	GBP	300	430
Reckitt Benckiser Treasury Services PLC 0.798% (US0003M + 0.560%) due 06/24/2022 ~		$500	502
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(f)(g)	GBP	500	745
7.375% due 06/24/2022 •(f)(g)		300	430
Tesco Property Finance PLC 5.411% due 07/13/2044		283	524
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		400	575
			14,844
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Avon Finance PLC 0.954% due 09/20/2048 •		389	532
Durham Mortgages B PLC 0.651% due 03/31/2054 •		381	519
Eurosail PLC 0.991% due 06/13/2045 •		756	1,027
Hawksmoor Mortgages 1.104% due 05/25/2053 •		761	1,042
Jupiter PLC 0.000% due 06/01/2060 «•		700	949
Lanark Master Issuer PLC 0.866% due 12/22/2069 •		317	434
Residential Mortgage Securities PLC
0.984% due 12/20/2046 •		355	486
1.234% due 09/20/2065 •		374	512
Ripon Mortgages PLC 0.851% due 08/20/2056 •		1,498	2,047
Stanlington PLC 1.041% due 06/12/2046 •		707	968
Towd Point Mortgage Funding 0.956% due 07/20/2045 •		908	1,242
Towd Point Mortgage Funding PLC
0.956% due 07/20/2045 •		454	621
1.073% due 10/20/2051 •		582	799
Uropa Securities PLC
0.238% due 06/10/2059 •		204	269

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

0.388% due 06/10/2059 •	53	68
0.588% due 06/10/2059 •	41	51
0.788% due 06/10/2059 •	44	55
		11,621
	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	1,110	269
	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 0.625% due 10/22/2050	300	398
Total United Kingdom (Cost $25,187)		27,132
UNITED STATES 74.3%
ASSET-BACKED SECURITIES 4.7%
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •	$10	10
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.088% due 06/25/2029 •	48	45
Bear Stearns Asset-Backed Securities Trust
0.808% due 10/25/2032 •	4	4
0.948% due 10/27/2032 •	16	16
Citigroup Global Markets Mortgage Securities, Inc. 1.498% due 01/25/2032 •	31	32
Countrywide Asset-Backed Certificates 0.488% due 12/25/2036 ^•	26	18
Countrywide Asset-Backed Certificates Trust
0.888% due 08/25/2047 •	128	126
4.693% due 10/25/2035 ~	5	5
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •	10	9
First Franklin Mortgage Loan Trust 0.263% due 07/25/2036 •	527	496
GSAMP Trust 0.793% due 11/25/2035 ^•	3,103	2,838
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	389	213
Morgan Stanley ABS Capital, Inc. Trust
0.258% due 03/25/2037 •	1,640	847
0.398% due 07/25/2036 •	89	80
Morgan Stanley Home Equity Loan Trust 0.498% due 04/25/2037 •	263	181
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ	710	410
Residential Asset Mortgage Products Trust 0.708% due 06/25/2032 •	10	10
SMB Private Education Loan Trust
1.268% due 07/15/2053 •	91	92
1.290% due 07/15/2053	365	366
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	523	533
2.710% due 01/25/2060 ~	476	493
2.900% due 10/25/2059 ~	1,941	2,052
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	700	748
		9,624
CORPORATE BONDS & NOTES 6.8%
AT&T, Inc.
2.250% due 02/01/2032	100	102
3.100% due 02/01/2043	100	102
3.300% due 02/01/2052	100	99
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~	200	200
3.500% due 06/25/2021	300	304
4.250% due 12/15/2025	200	229
BP Capital Markets America, Inc. 3.790% due 02/06/2024	400	437
British Airways Pass-Through Trust
3.300% due 06/15/2034	197	198
3.350% due 12/15/2030	95	91

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Campbell Soup Co. 3.650% due 03/15/2023		58	62
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	107
CVS Health Corp. 3.350% due 03/09/2021		54	54
Daimler Finance North America LLC
1.121% (US0003M + 0.900%) due 02/15/2022 ~		700	705
2.300% due 02/12/2021		400	401
Diamondback Energy, Inc. 2.875% due 12/01/2024		600	631
Emera U.S. Finance LP 2.700% due 06/15/2021		300	302
Fiserv, Inc. 3.200% due 07/01/2026		600	673
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	300	365
0.000% due 12/01/2021 •		1,000	1,211
3.087% due 01/09/2023		$200	204
3.375% due 11/13/2025		200	205
4.000% due 11/13/2030		200	211
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		200	201
General Motors Financial Co., Inc.
0.009% due 03/26/2022 •	EUR	100	122
1.080% (US0003M + 0.850%) due 04/09/2021 ~		$100	100
3.550% due 07/08/2022		100	104
GLP Capital LP 5.300% due 01/15/2029		300	350
Huntsman International LLC 5.125% due 11/15/2022		300	321
Kilroy Realty LP 3.450% due 12/15/2024		100	109
Kinder Morgan, Inc. 5.000% due 02/15/2021		600	602
Micron Technology, Inc. 4.185% due 02/15/2027		300	354
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	557
Pacific Gas & Electric Co.
3.450% due 07/01/2025		$100	108
4.450% due 04/15/2042 ^		100	108
San Diego Gas & Electric Co. 3.600% due 09/01/2023		200	215
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		300	300
Southern Co. 2.950% due 07/01/2023		400	424
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	105
Spirit AeroSystems, Inc.
1.017% (US0003M + 0.800%) due 06/15/2021 ~		100	99
3.950% due 06/15/2023		100	98
Spirit Realty LP 4.000% due 07/15/2029		300	338
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		200	217
VMware, Inc. 4.500% due 05/15/2025		400	458
Volkswagen Group of America Finance LLC
1.154% (US0003M + 0.940%) due 11/12/2021 ~		300	302
4.000% due 11/12/2021		200	206
Wells Fargo & Co. 1.444% (US0003M + 1.230%) due 10/31/2023 ~		500	508
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		600	663
			13,862
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		306	302
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,242	1,238
			1,540
MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028		500	635
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust 3.311% due 09/25/2035 ^~		24	23

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

American Home Mortgage Assets Trust 0.528% due 05/25/2046 ^•	551	480
Banc of America Funding Trust
2.826% due 02/20/2036 ~	207	203
3.500% due 01/20/2047 ^~	36	34
Banc of America Mortgage Trust 3.692% due 05/25/2035 ^~	188	185
BCAP LLC Trust
1.484% due 01/26/2047 •	103	95
3.034% due 02/26/2036 ~	4	4
5.250% due 04/26/2037	171	128
Bear Stearns Adjustable Rate Mortgage Trust
2.725% due 10/25/2033 ~	14	14
2.875% due 08/25/2033 ~	18	18
2.929% due 08/25/2033 ~	3	3
3.022% due 02/25/2034 ~	2	2
3.115% due 05/25/2034 ~	27	25
3.132% due 11/25/2034 ~	23	22
3.473% due 05/25/2034 ~	36	34
3.800% due 05/25/2047 ^~	123	120
Bear Stearns ALT-A Trust
3.152% due 09/25/2035 ^~	269	212
3.491% due 11/25/2036 ^~	124	87
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~	428	352
Chase Mortgage Finance Trust
3.195% due 02/25/2037 ~	45	45
3.276% due 07/25/2037 ~	29	27
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	18	18
Citigroup Global Markets Mortgage Securities, Inc. 0.648% due 05/25/2032 •	4	4
Citigroup Mortgage Loan Trust
3.125% due 08/25/2035 ~	29	29
3.361% due 09/25/2037 ^~	437	426
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.674% due 09/25/2035 ^~	441	411
Countrywide Alternative Loan Trust
0.498% due 05/25/2037 ^•	167	54
0.528% due 09/25/2046 ^•	460	438
0.568% due 07/25/2046 ^•	26	23
0.808% due 09/25/2035 •	436	335
2.109% due 11/25/2035 •	107	98
2.649% due 11/25/2035 •	83	77
3.674% due 02/25/2037 ^~	203	198
5.250% due 06/25/2035 ^	51	48
6.000% due 01/25/2037 ^	349	281
6.250% due 12/25/2036	984	641
6.250% due 08/25/2037 ^	91	71
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •	559	503
0.808% due 02/25/2035 •	111	109
0.908% due 09/25/2034 •	5	5
2.711% due 11/25/2035 ^~	9	8
2.749% due 11/25/2034 ~	44	43
2.918% due 04/20/2035 ~	4	4
3.090% due 08/25/2034 ^~	6	6
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	7	8
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.785% due 07/25/2033 ~	6	6
DBUBS Mortgage Trust
0.250% due 11/10/2046 ~(a)	4,700	0
0.563% due 11/10/2046 ~(a)	439	0
GreenPoint Mortgage Funding Trust
0.328% due 01/25/2037 •	141	133
0.348% due 10/25/2046 ^•	749	652
0.568% due 04/25/2036 •	167	161
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.181% due 10/25/2033 ~	3	3
GS Mortgage Securities Trust 1.932% due 11/10/2045 ~(a)	3,943	106
GSR Mortgage Loan Trust
2.930% due 03/25/2033 •	21	21
3.201% due 09/25/2035 ~	19	20
HarborView Mortgage Loan Trust
0.342% due 09/19/2037 •	264	251
0.512% due 07/19/2046 ^•	697	401
1.459% due 12/19/2036 ^•	264	248
3.444% due 07/19/2035 ^~	17	15
IndyMac Mortgage Loan Trust
0.338% due 09/25/2046 •	612	562
0.348% due 11/25/2046 •	725	670
2.900% due 12/25/2034 ~	17	17

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust 0.964% due 12/15/2047 ~(a)	11,481	185
JPMorgan Mortgage Trust
2.230% due 11/25/2033 ~	16	16
2.964% due 11/25/2035 ^~	20	18
Luminent Mortgage Trust 0.318% due 12/25/2036 •	1,024	967
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•	154	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.599% due 12/15/2030 •	65	64
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •	22	21
2.225% due 02/25/2033 ~	23	22
Morgan Stanley Bank of America Merrill Lynch Trust 1.039% due 05/15/2046 ~(a)	9,974	188
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	597	628
2.750% due 11/25/2059 ~	531	559
OBX Trust 0.798% due 06/25/2057 •	65	65
Residential Accredit Loans, Inc. Trust 0.298% due 02/25/2047 •	333	177
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	445	225
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035 ^~	48	37
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
0.852% due 10/19/2026 •	33	33
0.852% due 07/20/2033 •	119	116
2.789% due 04/20/2035 ~	213	219
Structured Adjustable Rate Mortgage Loan Trust
2.724% due 04/25/2034 ~	42	42
3.080% due 02/25/2034 ~	25	25
3.123% due 09/25/2034 ~	8	8
Structured Asset Mortgage Investments Trust
0.338% due 07/25/2046 ^•	149	120
0.568% due 05/25/2036 •	236	203
0.652% due 07/19/2035 •	311	299
0.732% due 07/19/2034 •	24	24
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	113	102
Structured Asset Securities Corp. Mortgage Loan Trust 0.438% due 10/25/2036 •	267	232
Thornburg Mortgage Securities Trust
1.539% due 06/25/2037 •	428	392
1.589% due 06/25/2047 ^•	244	224
UBS-Barclays Commercial Mortgage Trust 1.603% due 12/10/2045 ~(a)	10,957	241
UBS-Citigroup Commercial Mortgage Trust 2.134% due 01/10/2045 ~(a)	2,901	21
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 07/25/2045 •	190	184
0.768% due 01/25/2045 •	98	96
2.003% due 09/25/2046 •	946	943
2.003% due 10/25/2046 •	29	28
2.003% due 11/25/2046 •	271	257
2.999% due 08/25/2034 ~	111	113
3.046% due 09/25/2036 ~	74	70
3.157% due 08/25/2046 ^~	408	385
3.509% due 03/25/2033 ~	101	100
3.566% due 04/25/2035 ~	365	369
3.596% due 03/25/2035 ~	69	71
3.746% due 06/25/2033 ~	13	13
3.768% due 03/25/2034 ~	65	68
Washington Mutual Mortgage Pass-Through Certificates Trust 1.549% due 07/25/2046 ^•	176	123
Wells Fargo-RBS Commercial Mortgage Trust 1.173% due 03/15/2045 ~(a)	9,550	190
		17,715
	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(f)	300,000	370

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Bank of America Corp. 5.875% due 03/15/2028 •(f)		500,000	566
			936
		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 44.6%
Fannie Mae
0.548% due 06/25/2036 •		22	22
0.648% due 10/25/2040 •		72	73
1.802% due 12/01/2034 •		39	41
2.643% due 05/01/2035 •		17	17
2.880% due 11/01/2034 •		293	309
3.000% due 03/01/2060		297	322
3.500% due 01/01/2059		735	813
3.621% due 03/01/2024 •		1	1
6.500% due 11/01/2036		62	65
Freddie Mac
0.499% due 01/15/2038 •		356	356
0.759% due 12/15/2037 - 07/15/2040 •		318	322
0.796% due 09/25/2022 ~(a)		4,529	53
0.957% due 11/25/2022 ~(a)		5,446	76
1.809% due 10/25/2044 •		676	690
2.663% due 01/15/2038 ~(a)		356	21
3.360% due 04/01/2037 •		7	7
3.441% due 02/01/2029 •		14	14
3.737% due 05/01/2023 •		2	2
6.000% due 12/15/2024		11	12
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		10	10
2.875% (H15T1Y + 1.500%) due 05/20/2022 - 06/20/2023 ~		3	3
2.875% due 05/20/2028 - 05/20/2030 •		20	22
3.000% (H15T1Y + 1.500%) due 02/20/2024 ~		12	12
3.000% due 01/20/2030 •		9	9
3.000% due 07/20/2046		32	33
3.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2025 ~		4	4
3.125% due 11/20/2026 - 12/20/2026 •		4	5
Ginnie Mae, TBA 2.000% due 03/01/2051		3,700	3,857
Uniform Mortgage-Backed Security
2.500% due 11/01/2050		299	318
3.000% due 10/01/2049		552	600
3.500% due 10/01/2034 - 07/01/2050		1,571	1,676
4.000% due 03/01/2049 - 06/01/2050		930	997
4.500% due 08/01/2023 - 09/01/2041		143	156
4.500% due 06/01/2044		112	125
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051		29,600	30,642
2.500% due 03/01/2051		14,300	15,025
3.500% due 01/01/2036 - 02/01/2051		9,900	10,480
4.000% due 01/01/2051 - 02/01/2051		21,000	22,442
4.500% due 01/01/2051		1,600	1,734
			91,366
U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds
1.375% due 11/15/2040		1,100	1,086
1.625% due 11/15/2050		300	298
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030		203	228
0.250% due 02/15/2050		101	121
0.500% due 01/15/2028 (j)		4,961	5,628
0.625% due 04/15/2023		314	331
1.375% due 02/15/2044		335	483
2.500% due 01/15/2029 (j)(l)		910	1,195
U.S. Treasury Notes
2.625% due 06/15/2021		200	202
2.875% due 04/30/2025 (j)		6,400	7,111
			16,683
Total United States (Cost $147,716)			152,361
SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (i) 0.9%			1,815
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (c)(d)	ARS	6,748	49

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

JAPAN TREASURY BILLS 1.1%
(0.089)% due 01/18/2021 (c)(d)	JPY	230,000	2,228
Total Short-Term Instruments (Cost $3,973)			4,092
Total Investments in Securities (Cost $283,277)			305,706
		SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short Asset Portfolio		18,386	184
PIMCO Short-Term Floating NAV Portfolio III		337,225	3,326
Total Short-Term Instruments (Cost $3,508)			3,510
Total Investments in Affiliates (Cost $3,508)			3,510
Total Investments 150.9% (Cost $286,785)			$309,216
Financial Derivative Instruments (k)(m) 1.4%(Cost or Premiums, net $(293))			2,898
Other Assets and Liabilities, net (52.3)%			(107,242)
Net Assets 100.0%			$204,872

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of India	1.271%	03/28/2022	12/19/2019	$299	$301	0.15%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.730%	01/22/2020	01/20/2022	GBP	1,031	United Kingdom Gilt 1.750% due 01/22/2049	$(1,554)	$1,409	$1,419
FICC	0.000%	12/31/2020	01/04/2021	$406	U.S. Treasury Bills 0.000% due 12/30/2021	(414)	406	406
Total Repurchase Agreements	$(1,968)	$1,815	$1,825
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.170%	11/19/2020	01/19/2021	$(13,103)	$(13,106)
BRC	(0.520)	11/18/2020	02/17/2021	EUR	(673)	(822)
(0.500)	11/18/2020	02/17/2021	(2,043)	(2,494)
(0.490)	11/18/2020	02/17/2021	(848)	(1,036)
DBL	(0.520)	11/19/2020	02/17/2021	(2,956)	(3,608)
JML	(0.530)	11/18/2020	02/17/2021	(3,641)	(4,445)
Total Reverse Repurchase Agreements	$(25,511)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (0.6)%
Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	1,100	$(1,173)	$(1,192)
United Kingdom (0.7)%
Sovereign Issues (0.7)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	800	(1,160)	(1,384)
United States (8.0)%
U.S. Government Agencies (8.0)%
Uniform Mortgage-Backed Security, TBA	3.000%	01/01/2051	$15,700	(16,419)	(16,448)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total Short Sales (9.3)%	$(18,752)	$(19,024)
(j)	Securities with an aggregate market value of $25,567 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(32,450) at a weighted average interest rate of (0.272%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $14 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2021 Futures	$119.500	02/19/2021	50	$50	$0	$0
Call - CBOT U.S. Treasury 10-Year Note March 2021 Futures	154.000	02/19/2021	50	50	0	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	17	43	4	5
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	8	20	2	2
Call - MSE Canada Government 10-Year Bond March 2021 Futures	CAD	189.000	02/19/2021	71	71	1	0
Total Purchased Options	$7	$7
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	39	$4,427	$25	$4	$(5)
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	136	1	0	0	0
Call Options Strike @ EUR 179.000 on Euro-OAT France Government 10-Year Bond March 2021 Futures (1)	02/2021	8	0	0	0	0
Call Options Strike @ EUR 183.000 on Euro-OAT France Government 10-Year Bond March 2021 Futures (1)	02/2021	203	2	0	0	0
Call Options Strike @ EUR 193.000 on Euro-Bund 10-Year Bond March 2021 Futures (1)	02/2021	52	1	0	0	0
Call Options Strike @ GBP 164.000 on United Kingdom Gilt February 2021 Futures (1)	01/2021	35	0	(1)	0	0
Euro-BTP Italy Government Bond March Futures	03/2021	60	11,142	94	4	0
Euro-Buxl 30-Year Bond March Futures	03/2021	8	2,201	3	0	(3)
Japan Government 10-Year Bond March Futures	03/2021	9	13,242	(9)	1	(3)
U.S. Treasury 5-Year Note March Futures	03/2021	77	9,715	22	4	0
$134	$13	$(11)
SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	12	$(1,086)	$(1)	$0	$0
Canada Government 10-Year Bond March Futures	03/2021	71	(8,317)	(16)	0	(19)
Euro-Bund 10-Year Bond March Futures	03/2021	50	(10,851)	1	4	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	211	(43,269)	(129)	2	0
Euro-Schatz March Futures	03/2021	136	(18,654)	16	1	0
U.S. Treasury 10-Year Note March Futures	03/2021	51	(7,042)	(14)	0	(5)
U.S. Treasury 30-Year Bond March Futures	03/2021	2	(346)	3	0	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	5	(1,068)	15	0	(4)
United Kingdom Long Gilt March Futures	03/2021	138	(25,578)	(261)	0	(55)
$(386)	$7	$(84)
Total Futures Contracts	$(252)	$20	$(95)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	1.544%	$300	$(47)	$31	$(16)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.404	500	(6)	2	(4)	0	0
$(53)	$33	$(20)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	2.652%	EUR	200	$1	$(14)	$(13)	$0	$(1)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.240	$300	7	(4)	3	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.533	EUR	500	15	2	17	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.654	600	(20)	32	12	0	0
$3	$16	$19	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,900	$(95)	$(86)	$(181)	$0	$(4)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	400	1	(2)	(1)	0	0
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	3,200	5	(3)	2	0	(4)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	11,300	(65)	(35)	(100)	0	(14)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	2,600	(21)	(25)	(46)	0	0
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	600	(10)	2	(8)	0	0
$(185)	$(149)	$(334)	$0	$(22)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$200	$5	$0	$5	$0	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$45,600	$(2)	$(18)	$(20)	$0	$(1)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,700	0	(5)	(5)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	4,800	0	(2)	(2)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,500	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	8,000	1	(5)	(4)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	9,500	0	(2)	(2)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,700	0	0	0	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	5,200	1	(1)	0	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	1,900	0	0	0	0	0
					$0	$(34)	$(34)	$2	$(2)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	4,400	$6	$3	$9	$4	$0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026		1,100	0	0	0	2	0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2031		200	(2)	0	(2)	0	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		12,400	60	67	127	39	0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		700	(36)	(17)	(53)	0	(8)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	5,900	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		14,500	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		4,200	0	0	0	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		5,800	0	0	0	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		6,300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		85,800	(1)	106	105	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		4,900	(8)	0	(8)	0	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025		600	0	(6)	(6)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	1,700	0	16	16	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		600	3	4	7	0	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		800	6	(52)	(46)	0	(1)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		4,400	1	185	186	10	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		6,000	91	228	319	15	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,600	(73)	161	88	9	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		900	5	178	183	7	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		500	0	87	87	4	0
Pay	3-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	1,750	10	(16)	(6)	1	0
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025		1,200	2	4	6	0	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026		1,400	(14)	69	55	1	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025	NZD	150	0	0	0	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$16,700	(234)	(157)	(391)	0	(3)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		350	4	0	4	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,950	0	(165)	(165)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		11,000	228	(728)	(500)	0	(2)
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	(115)	(115)	0	(1)
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,900	0	(137)	(137)	0	(1)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		4,100	404	(47)	357	2	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		11,300	307	20	327	7	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		400	(15)	66	51	0	0
Pay(8)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,900	(69)	(37)	(106)	6	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		15,400	(178)	50	(128)	0	(22)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		9,100	51	134	185	0	(12)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		100	2	0	2	0	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		1,100	19	1	20	0	(4)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		400	(12)	21	9	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		600	3	20	23	0	(3)
Receive(8)	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		2,000	62	74	136	0	(9)
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	52,400	(56)	43	(13)	0	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	03/17/2026		12,500	(20)	(23)	(43)	0	(1)
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		37,200	(74)	(82)	(156)	0	(4)
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		1,600	53	101	154	0	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	03/17/2031		300	(1)	1	0	0	0
Pay(8	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		13,400	(29)	(13)	(42)	4	0
Pay(8)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		600	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		400	(36)	(4)	(40)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Receive(8)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	0	0	0	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		10,500	(106)	36	(70)	0	(5)
Receive(8)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		200	0	(5)	(5)	0	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050	GBP	400	9	3	12	0	(4)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	1,560,000	(144)	(102)	(246)	2	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		350,000	6	(104)	(98)	6	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		180,000	18	(76)	(58)	5	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	2,600	(1)	(13)	(14)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,600	0	(14)	(14)	0	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	2,200	0	(57)	(57)	0	0
Receive	UKRPI	3.258	Maturity	02/15/2025		1,500	0	(39)	(39)	0	0
Receive	UKRPI	3.262	Maturity	02/15/2025		1,000	0	(26)	(26)	0	0
Receive	UKRPI	3.355	Maturity	11/15/2025		400	(1)	(1)	(2)	0	0
Pay	UKRPI	3.386	Maturity	01/15/2030		300	0	9	9	0	(2)
Pay	UKRPI	3.436	Maturity	02/15/2030		200	0	7	7	0	(1)
Pay	UKRPI	3.450	Maturity	02/15/2030		1,500	1	53	54	0	(8)
Pay	UKRPI	3.453	Maturity	02/15/2030		2,100	0	76	76	0	(11)
Receive	UKRPI	3.397	Maturity	11/15/2030		280	2	(1)	1	2	0
Receive	UKRPI	3.445	Maturity	11/15/2030		280	0	(2)	(2)	2	0
Pay	UKRPI	3.473	Maturity	11/15/2030		400	0	4	4	0	(2)
Pay	UKRPI	3.217	Maturity	11/15/2040		480	(8)	(13)	(21)	0	(3)
Pay	UKRPI	3.272	Maturity	11/15/2040		200	0	(4)	(4)	0	(1)
Pay	UKRPI	3.273	Maturity	11/15/2040		280	0	(5)	(5)	0	(2)
Receive	UKRPI	3.000	Maturity	11/15/2050		200	7	13	20	0	(1)
Receive	UKRPI	3.051	Maturity	11/15/2050		200	0	11	11	0	(1)
							$242	$(208)	$34	$128	$(114)
Total Swap Agreements							$12	$(342)	$(330)	$130	$(139)
(l)	Securities with an aggregate market value of $186 and cash of $5,458 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)	Future styled option.
(2)	Unsettled variation margin asset of $11 for closed futures agreements is outstanding at period end.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		01/2021		TWD	8,795		$313		$0		$0
		02/2021		EUR	1,328		1,612		0		(12)
		02/2021		NOK	2,140		242		0		(8)
		02/2021			$1,025		CHF	906	0		0
		02/2021			1,437		EUR	1,201	31		0
		02/2021			1,255		JPY	130,700	12		0
		02/2021			12,358		SEK	107,105	666		0
		03/2021		HKD	1,776		$229		0		0
BPS		01/2021		CAD	787		618		0		(1)
		01/2021		CLP	570,473		787		0		(16)
		01/2021		TWD	6,755		241		0		0
		01/2021			$1,297		AUD	1,763	63		0
		01/2021			1,464		GBP	1,085	20		0
		02/2021		CAD	144		$113		0		0
		02/2021		DKK	13,554		2,163		0		(63)
		02/2021		JPY	22,900		220		0		(1)
		02/2021			$426		ILS	1,441	22		0
		03/2021		TWD	22,303		$801		0		(2)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

	03/2021		$787	CLP	570,473	16	0
	03/2021		561	CNH	3,744	12	0
	03/2021		25	KRW	27,291	0	0
BRC	01/2021	BRL	2,724		$516	0	(8)
	01/2021	GBP	92		123	0	(3)
	01/2021	JPY	230,000		2,176	0	(52)
	01/2021		$524	BRL	2,724	0	0
	01/2021		584	RUB	45,053	24	0
	02/2021	CHF	645		$725	0	(5)
	02/2021		$363	BRL	1,912	5	0
	02/2021		1,170	CHF	1,038	4	0
	02/2021		1,841	JPY	190,800	8	0
	02/2021		315	SEK	2,720	16	0
	03/2021	TWD	18,092		$648	0	(4)
	03/2021		$206	MYR	826	0	0
CBK	01/2021	BRL	812		$156	0	0
	01/2021	PEN	1,011		281	2	0
	01/2021		$161	BRL	812	0	(4)
	01/2021		281	CLP	209,768	14	0
	01/2021		1,416	NZD	2,013	32	0
	01/2021		232	RUB	17,811	9	0
	01/2021		375	ZAR	5,867	23	0
	01/2021	ZAR	15		$1	0	0
	02/2021	BRL	812		160	4	0
	02/2021	DKK	14,222		2,279	0	(57)
	02/2021	EUR	17,183		20,452	0	(562)
	02/2021	ILS	3,552		1,092	0	(14)
	02/2021		$248	EUR	204	2	0
	02/2021		540	JPY	56,600	8	0
	02/2021		9,872	NOK	90,615	696	0
	02/2021		281	RUB	20,692	0	(3)
	03/2021	PEN	3,318		$926	10	0
	03/2021	TWD	7,996		287	0	(1)
	03/2021		$310	CNH	2,059	5	0
	03/2021		2,472	CNY	16,176	0	(1)
	04/2021	MXN	4,105		$200	0	(4)
GLM	01/2021		15,309		750	0	(18)
	01/2021	PEN	840		233	1	0
	01/2021		$421	PEN	1,519	0	(2)
	01/2021		289	RUB	22,173	10	0
	02/2021	DKK	10,991		$1,763	0	(42)
	02/2021	RON	27		7	0	0
	02/2021		$740	CAD	948	5	0
	02/2021		291	DKK	1,760	0	(2)
	02/2021		215	NOK	1,900	6	0
	02/2021		447	RUB	34,072	12	0
	03/2021	CNH	44,140		$6,685	0	(70)
	03/2021	MXN	4,105		204	0	(1)
	03/2021		$323	CNH	2,121	2	0
	03/2021		784	MXN	17,025	65	0
	04/2021	PEN	1,519		$421	2	0
	04/2021		$203	MXN	4,105	1	0
HUS	01/2021	AUD	113		$85	0	(2)
	01/2021	BRL	1,667		321	0	0
	01/2021	GBP	4,231		5,659	0	(128)
	01/2021	PEN	1,519		428	8	0
	01/2021		$321	BRL	1,667	0	0
	01/2021		686	CLP	504,639	25	0
	01/2021		907	GBP	678	20	0
	01/2021		382	ZAR	5,914	19	0
	02/2021	EUR	1,673		$2,027	0	(19)
	02/2021	PEN	4,774		1,310	0	(9)
	02/2021		$327	CAD	428	10	0
	02/2021		217	CHF	197	6	0
	02/2021		14,660	JPY	1,538,661	249	0
	02/2021		508	NOK	4,605	29	0
	02/2021		907	RUB	67,576	4	(2)
	03/2021	CNH	5,076		$775	0	(2)
	03/2021	CNY	7,332		1,105	0	(15)
	03/2021	PEN	3,738		1,051	18	0
	03/2021	TWD	17,094		614	0	(1)
	03/2021		$476	CNH	3,150	6	0
	03/2021		206	COP	705,086	0	0
	03/2021		787	KRW	858,833	3	0
	03/2021		3,012	MXN	65,508	256	0
IND	02/2021	SEK	965		$115	0	(2)
JPM	01/2021	BRL	245		47	0	0
	01/2021	TWD	24,114		860	1	0
	01/2021		$1,216	AUD	1,653	58	0
	01/2021		47	BRL	245	0	0
	01/2021		4	RUB	290	0	0
	02/2021		289	NOK	2,755	32	0
	03/2021	TWD	1,460		$53	0	0
	03/2021		$1,570	CNH	10,404	22	0
	03/2021		412	IDR	5,889,952	9	0
	03/2021		758	KRW	836,518	11	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

MYI	01/2021	NZD	1,636	$1,149	0	(28)
02/2021	CAD	118	92	0	(1)
02/2021	$10,761	CAD	14,143	351	0
02/2021	11,362	CHF	10,365	362	0
02/2021	3,509	EUR	2,960	111	0
03/2021	265	CNH	1,739	2	0
06/2021	23	EUR	18	0	(1)
RBC	02/2021	193	157	0	(1)
RYL	01/2021	440	NZD	623	9	0
SCX	01/2021	711	AUD	965	33	0
01/2021	206	PEN	746	0	0
02/2021	CHF	1,318	$1,448	0	(43)
02/2021	$117	CHF	106	3	0
02/2021	608	ILS	2,087	42	0
02/2021	725	JPY	75,600	7	0
02/2021	569	SEK	4,820	17	0
03/2021	TWD	21,966	$790	0	(2)
03/2021	$1,625	IDR	23,398,550	48	0
SSB	01/2021	MXN	44,224	$2,190	0	(29)
03/2021	$1,491	KRW	1,659,009	34	0
TOR	01/2021	3	CLP	2,241	0	0
UAG	01/2021	2,388	AUD	3,247	116	0
01/2021	3	RUB	191	0	0
02/2021	DKK	16,956	$2,715	0	(70)
02/2021	$7,297	EUR	6,162	239	0
02/2021	1,775	RUB	133,684	26	(3)
Total Forward Foreign Currency Contracts	$3,994	$(1,314)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus NOK	NOK	12.200	02/18/2021	11,400	$1	$0
Call - OTC USD versus SEK	SEK	11.000	03/03/2021	10,000	1	0
HUS	Call - OTC USD versus CAD	CAD	1.450	02/12/2021	1,500	0	0
Call - OTC USD versus CAD	1.470	02/12/2021	12,000	1	0
Call - OTC USD versus CHF	CHF	1.000	02/15/2021	2,000	0	0
Call - OTC USD versus CHF	1.030	02/22/2021	11,400	1	0
Call - OTC USD versus JPY	JPY	114.000	02/12/2021	15,000	2	0
$6	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	1,000	$41	$10
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	10/25/2021	100	7	5
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	10/25/2021	100	7	8
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	600	24	7
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	10/13/2021	1,200	13	14
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.365	10/22/2021	200	14	11
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	10/22/2021	200	14	15
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	2,000	16	4
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,100	82	29
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,400	105	39
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	900	35	10
$358	$152
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Fannie Mae 1.500% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$22
FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2051	$117.250	01/07/2021	14,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2051	64.000	01/07/2021	6,600	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2051	66.000	01/07/2021	12,000	1	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2051	73.000	01/07/2021	11,000	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2051	72.000	02/04/2021	3,600	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2051	74.000	02/04/2021	2,500	0	0
$25	$22
Total Purchased Options	$389	$174
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	300	$(1)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	300	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	300	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	1,200	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	100	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	500	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	300	0	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	300	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	400	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	400	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,100	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	400	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	1,100	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	400	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	400	(1)	(1)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	800	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	400	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,300	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	200	0	0
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	500	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	500	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	500	(1)	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	400	(1)	0
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	300	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	500	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	500	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	800	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	500	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	500	(1)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	500	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	600	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	300	0	0
$(34)	$(17)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC USD versus CNH	CNH	6.550	01/07/2021	1,559	$(7)	$(12)
Call - OTC USD versus CNH	6.750	01/07/2021	1,559	(8)	0
$(15)	$(12)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	8,300	$(41)	$0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	700	(8)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/29/2021	700	(8)	(12)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(23)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,100	(23)	0
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.223	01/15/2021	400	(5)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.523	01/15/2021	400	(5)	(2)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	300	(13)	(3)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	200	(9)	(2)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	11,600	(105)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	7,700	(35)	0
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	300	(10)	(2)
$(367)	$(46)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	4,250	$(4)	$(2)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	2,000	(2)	(1)
$(6)	$(3)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	200	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	400	(1)	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	200	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	300	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	200	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	400	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	200	0	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	100	0	0
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	300	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	200	0	0
$(11)	$(7)
Total Written Options	$(433)	$(85)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$100	$(3)	$1	$0	$(2)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,500	(54)	32	0	(22)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	1,600	(39)	4	0	(35)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	500	(10)	(1)	0	(11)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	800	(27)	15	0	(12)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	900	(23)	3	0	(20)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	300	(10)	6	0	(4)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	1,000	(19)	(4)	0	(23)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,400	(49)	28	0	(21)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	500	(13)	2	0	(11)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	200	(5)	1	0	(4)

$(252)	$87	$0	$(165)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.903%	$400	$(9)	$11	$2	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	200	(5)	6	1	0
$(14)	$17	$3	$0
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	900	$678	$5	$11	$16	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,000	1,380	0	175	175	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,900	1,311	(7)	173	166	0
$(2)	$359	$357	$0
Total Swap Agreements	$(268)	$463	$360	$(165)
(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$15	$0	$15
Sovereign Issues	0	97	0	97
Australia
Corporate Bonds & Notes	0	738	0	738
Non-Agency Mortgage-Backed Securities	0	454	0	454
Sovereign Issues	0	7,901	0	7,901
Brazil
Corporate Bonds & Notes	0	1,593	0	1,593
Canada
Corporate Bonds & Notes	0	1,322	0	1,322
Non-Agency Mortgage-Backed Securities	0	178	0	178
Sovereign Issues	0	538	0	538
Cayman Islands
Asset-Backed Securities	0	3,420	0	3,420
Corporate Bonds & Notes	0	4,439	0	4,439
China
Corporate Bonds & Notes	0	506	0	506
Sovereign Issues	0	8,479	0	8,479
Denmark
Corporate Bonds & Notes	0	10,358	0	10,358
France
Corporate Bonds & Notes	0	1,109	0	1,109
Sovereign Issues	0	17,698	0	17,698
Germany
Corporate Bonds & Notes	0	4,210	0	4,210
India
Corporate Bonds & Notes	0	307	0	307
Sovereign Issues	0	301	0	301
Ireland
Asset-Backed Securities	0	2,372	0	2,372
Israel
Sovereign Issues	0	735	0	735
Italy
Corporate Bonds & Notes	0	3,439	0	3,439
Sovereign Issues	0	5,845	0	5,845
Japan
Corporate Bonds & Notes	0	1,782	0	1,782
Sovereign Issues	0	6,730	0	6,730
Lithuania
Sovereign Issues	0	101	0	101
Luxembourg
Corporate Bonds & Notes	0	638	0	638
Malaysia
Corporate Bonds & Notes	0	230	0	230
Multinational
Corporate Bonds & Notes	0	844	0	844
Netherlands
Asset-Backed Securities	0	1,630	0	1,630
Corporate Bonds & Notes	0	3,014	0	3,014
Peru
Sovereign Issues	0	4,228	0	4,228
Qatar
Sovereign Issues	0	3,741	0	3,741
Saudi Arabia
Corporate Bonds & Notes	0	206	0	206
Sovereign Issues	0	2,814	0	2,814
Singapore
Corporate Bonds & Notes	0	927	0	927

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Slovenia
Sovereign Issues	0	1,821	0	1,821
Spain
Preferred Securities	0	500	0	500
Sovereign Issues	0	10,908	0	10,908
Supranational
Corporate Bonds & Notes	0	502	0	502
Switzerland
Corporate Bonds & Notes	0	2,660	0	2,660
United Arab Emirates
Corporate Bonds & Notes	0	413	0	413
Sovereign Issues	0	2,378	0	2,378
United Kingdom
Corporate Bonds & Notes	0	14,844	0	14,844
Non-Agency Mortgage-Backed Securities	0	10,672	949	11,621
Preferred Securities	0	269	0	269
Sovereign Issues	0	398	0	398
United States
Asset-Backed Securities	0	9,624	0	9,624
Corporate Bonds & Notes	0	13,862	0	13,862
Loan Participations and Assignments	0	1,540	0	1,540
Municipal Bonds & Notes	0	635	0	635
Non-Agency Mortgage-Backed Securities	0	17,715	0	17,715
Preferred Securities	0	936	0	936
U.S. Government Agencies	0	91,366	0	91,366
U.S. Treasury Obligations	0	16,683	0	16,683
Short-Term Instruments
Repurchase Agreements	0	1,815	0	1,815
Argentina Treasury Bills	0	49	0	49
Japan Treasury Bills	0	2,228	0	2,228
	$0	$304,757	$949	$305,706
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,510	$0	$0	$3,510
Total Investments	$3,510	$304,757	$949	$309,216
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(1,192)	0	(1,192)
United Kingdom
Sovereign Issues	0	(1,384)	0	(1,384)
United States
U.S. Government Agencies	0	(16,448)	0	(16,448)
	$0	$(19,024)	$0	$(19,024)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	130	0	157
Over the counter	0	4,528	0	4,528
	$27	$4,658	$0	$4,685
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(95)	(139)	0	(234)
Over the counter	0	(1,563)	(1)	(1,564)
	$(95)	$(1,702)	$(1)	$(1,798)
Total Financial Derivative Instruments	$(68)	$2,956	$(1)	$2,887
Totals	$3,442	$288,689	$948	$293,079

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.1% ¤
CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 7.9%
Aviation Capital Group LLC 5.500% due 12/15/2024		$200	$222
Barclays PLC 8.000% due 06/15/2024 •(f)(h)		700	781
Credit Suisse Group AG 5.250% due 02/11/2027 •(f)(h)		700	742
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		400	412
Deutsche Bank AG 4.250% due 10/14/2021		2,800	2,872
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		600	653
ING Groep NV 4.875% due 05/16/2029 •(f)(h)		700	718
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	29,057	4,842
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		$700	680
KWG Property Holding Ltd. 5.875% due 11/10/2024		700	721
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		400	410
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		500	509
4.519% due 06/25/2024 •		300	328
New Metro Global Ltd. 6.500% due 05/20/2022		500	518
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	7,472	1,245
Nykredit Realkredit A/S 1.000% due 10/01/2050		27,452	4,571
Seazen Group Ltd. 6.000% due 08/12/2024		$700	733
Societe Generale S.A. 5.375% due 11/18/2030 •(f)(h)		700	744
Starwood Property Trust, Inc. 5.500% due 11/01/2023		200	209
Sunac China Holdings Ltd. 8.350% due 04/19/2023		400	422
UniCredit SpA
7.500% due 06/03/2026 •(f)(h)	EUR	500	711
7.830% due 12/04/2023		$4,100	4,868
Ursa Re Ltd. 3.808% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		600	604
Yango Justice International Ltd. 7.500% due 04/15/2024		700	723
			29,238
INDUSTRIALS 1.7%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		400	442
American Airlines Pass-Through Trust
3.350% due 04/15/2031		303	300
3.575% due 07/15/2029		324	322
Broadcom, Inc. 3.459% due 09/15/2026		521	579
Caesars Entertainment, Inc. 6.250% due 07/01/2025		200	213
Caesars Resort Collection LLC 5.750% due 07/01/2025		100	106
Delta Air Lines, Inc.
2.900% due 10/28/2024		450	444
4.500% due 10/20/2025		200	214
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		300	313
4.000% due 05/01/2031		300	317
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025		200	216

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

JetBlue Pass-Through Trust 4.000% due 05/15/2034		200	217
Marriott International, Inc. 4.625% due 06/15/2030		100	117
Microchip Technology, Inc. 3.922% due 06/01/2021		100	101
NCL Corp. Ltd. 10.250% due 02/01/2026		600	703
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		600	616
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	500	759
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		$20	22
United Airlines Pass-Through Trust 3.100% due 01/07/2030		168	171
Univision Communications, Inc. 6.625% due 06/01/2027		200	215
VMware, Inc. 3.900% due 08/21/2027		100	113
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,590	25
			6,525
UTILITIES 0.2%
Pacific Gas & Electric Co. 2.500% due 02/01/2031		$600	601
Total Corporate Bonds & Notes (Cost $33,828)			36,364
CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Multiplan Corp. 6.000% due 10/15/2027 «		800	770
Total Convertible Bonds & Notes (Cost $781)			770
U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac 0.709% due 07/15/2041 •		727	735
Ginnie Mae 0.599% due 08/20/2068 •		611	607
Uniform Mortgage-Backed Security 4.000% due 10/01/2040		4	4
Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2051		100	105
Total U.S. Government Agencies (Cost $1,439)			1,451
U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds
1.375% due 11/15/2040		2,700	2,666
Total U.S. Treasury Obligations (Cost $2,648)			2,666
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Alliance Bancorp Trust 0.388% due 07/25/2037 •		292	264
Bear Stearns Adjustable Rate Mortgage Trust
2.929% due 08/25/2033 ~		55	55
3.199% due 02/25/2036 ^~		60	59
3.447% due 07/25/2036 ^~		80	77
Countrywide Alternative Loan Trust 1.609% due 02/25/2036 •		140	131
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •		59	57
3.065% due 09/20/2036 ^~		81	77
6.000% due 04/25/2036		220	167
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	1,353	1,853
Structured Adjustable Rate Mortgage Loan Trust 2.978% due 01/25/2035 ~		$8	8
Structured Asset Mortgage Investments Trust 0.652% due 07/19/2035 •		26	25
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	1,309	1,797

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 0.808% due 01/25/2045 •		$1,674	1,631
Total Non-Agency Mortgage-Backed Securities (Cost $5,939)			6,201
ASSET-BACKED SECURITIES 2.9%
ACE Securities Corp. Home Equity Loan Trust 1.948% due 06/25/2034 •		70	69
Aircraft Certificate Owner Trust 7.001% due 09/20/2022 «		38	37
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		457	422
Argent Securities Trust 0.298% due 07/25/2036 •		343	304
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	472	577
CIFC Funding Ltd. 1.075% due 10/25/2027 •		$547	545
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		1,180	1,188
Countrywide Asset-Backed Certificates
0.288% due 05/25/2035 •		54	52
0.398% due 03/25/2037 •		600	563
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		592	589
First Franklin Mortgage Loan Trust 0.853% due 11/25/2036 •		1,200	1,121
Fremont Home Loan Trust 0.283% due 10/25/2036 •		644	588
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		139	139
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		455	380
Long Beach Mortgage Loan Trust 0.748% due 01/25/2036 •		1,396	1,251
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		429	428
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	304
Mountain View CLO Ltd. 1.037% due 10/15/2026 •		$131	131
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		251	250
OCP CLO Ltd. 1.037% due 07/15/2027 •		105	105
TICP CLO Ltd. 1.058% due 04/20/2028 •		240	239
Tralee CLO Ltd. 1.248% due 10/20/2027 •		308	307
Venture CLO Ltd.
1.024% due 02/28/2026 •		399	398
1.117% due 07/15/2027 •		366	364
WhiteHorse Ltd. 1.148% due 04/17/2027 •		307	307
Total Asset-Backed Securities (Cost $10,072)			10,658
SOVEREIGN ISSUES 14.4%
Argentina Government International Bond
0.125% due 07/09/2030 þ		368	147
0.125% due 07/09/2035 þ		242	87
1.000% due 08/05/2021	ARS	2,268	16
15.500% due 10/17/2026		1,490	3
34.109% (BADLARPP) due 10/04/2022 ~		2,500	16
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		4,288	29
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		2,500	17
China Development Bank 3.340% due 07/14/2025	CNY	141,800	21,803
China Government Bond 2.850% due 06/04/2027		58,900	8,846
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	25,700	456
9.750% due 06/05/2026		20,800	385
Italy Buoni Poliennali Del Tesoro 0.500% due 02/01/2026	EUR	5,300	6,642
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,500	756
6.350% due 08/12/2028		4,300	1,510
8.200% due 08/12/2026		5,100	1,914
Provincia de Buenos Aires
34.187% due 05/31/2022	ARS	1,380	8
36.050% due 04/12/2025		1,150	6
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	1,076

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

Saudi Government International Bond 4.000% due 04/17/2025		1,580	1,767
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	101,000	8,155
Total Sovereign Issues (Cost $52,715)			53,639
		SHARES
COMMON STOCKS 1.4%
CONSUMER DISCRETIONARY 0.4%
GrandVision NV (b)		49,701	1,549
FINANCIALS 0.3%
National General Holdings Corp.		37,773	1,291
INDUSTRIALS 0.4%
Navistar International Corp. (b)		30,442	1,338
UTILITIES 0.3%
PNM Resources, Inc.		25,926	1,258
Total Common Stocks (Cost $5,432)			5,436
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(f)		290,000	328
Nationwide Building Society 10.250% ~		7,273	1,762
Total Preferred Securities (Cost $1,706)			2,090
REAL ESTATE INVESTMENT TRUSTS 4.2%
REAL ESTATE 4.2%
Alexandria Real Estate Equities, Inc.		7,421	1,322
American Tower Corp.		5,101	1,145
Apartment Income REIT Corp. (b)		23,289	894
Apartment Investment and Management Co. 'A'		23,288	123
Duke Realty Corp.		33,377	1,334
Equinix, Inc.		2,673	1,909
Equity LifeStyle Properties, Inc.		11,359	720
Equity Residential		14,954	886
First Industrial Realty Trust, Inc.		18,767	791
Gaming and Leisure Properties, Inc.		18,167	770
Invitation Homes, Inc.		39,461	1,172
Life Storage, Inc.		7,227	863
MGM Growth Properties LLC		12,576	394
SBA Communications Corp.		4,422	1,247
Simon Property Group, Inc.		3,058	261
Sun Communities, Inc.		7,639	1,161
Welltower, Inc.		9,573	619
Total Real Estate Investment Trusts (Cost $14,739)			15,611
SHORT-TERM INSTRUMENTS 12.8%
REPURCHASE AGREEMENTS (i) 3.7%			13,632
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	3,706	25
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (d)(e)		16,952	124
JAPAN TREASURY BILLS 5.0%
(0.088)% due 03/15/2021 (d)(e)	JPY	1,912,000	18,521

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. TREASURY BILLS 4.1%
0.101% due 01/05/2021 - 04/29/2021 (a)(c)(d)(e)(k)(m)	$15,207	15,205
Total Short-Term Instruments (Cost $47,344)		47,507
Total Investments in Securities (Cost $176,643)		182,393
	SHARES
INVESTMENTS IN AFFILIATES 44.8%
MUTUAL FUNDS 17.0% (g)
PIMCO Investment Grade Credit Bond Fund	1,748,053	19,736
PIMCO Mortgage Opportunities and Bond Fund	3,954,401	43,419
Total Mutual Funds (Cost $61,595)		63,155
SHORT-TERM INSTRUMENTS 27.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.8%
PIMCO Short Asset Portfolio	1,619,179	16,232
PIMCO Short-Term Floating NAV Portfolio III	8,836,974	87,142
Total Short-Term Instruments (Cost $103,058)		103,374
Total Investments in Affiliates (Cost $164,653)		166,529
Total Investments 93.9% (Cost $341,296)		$348,922
Financial Derivative Instruments (j)(l) 0.5%(Cost or Premiums, net $5,065)		1,872
Other Assets and Liabilities, net 5.6%		20,963
Net Assets 100.0%		$371,757

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Security did not produce income within the last twelve months.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Coupon represents a yield to maturity.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Institutional Class Shares of each Fund.
(h)							Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.090%	12/31/2020	01/04/2021	$3,900	Ginnie Mae 3.500% due 09/20/2044		$(4,019)	$3,900	$3,900
FICC	0.000	12/31/2020	01/04/2021	518	U.S. Treasury Bills 0.000% due 12/30/2021		(528)	518	518
JPS	0.080	12/23/2020	01/06/2021	3,855	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030		(3,877)	3,855	3,855
SAL	0.080	12/31/2020	01/04/2021	5,100	U.S. Treasury Bonds 4.625% due 02/15/2040		(5,261)	5,100	5,100
SSB	0.000	12/31/2020	01/04/2021	259	U.S. Treasury Notes 2.000% due 08/31/2021(2)		(264)	259	259
Total Repurchase Agreements							$(13,949)	$13,632	$13,632
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.0)%
U.S. Treasury Inflation Protected Securities					0.125%	07/15/2030	$3,453	$(3,844)	$(3,877)
Total Short Sales (1.0)%								$(3,844)	$(3,877)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(65) at a weighted average interest rate of (0.198%).Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)							Includes accrued interest.
(2)							Collateral is held in custody by the counterparty.
(3)							Payable for short sales includes $2 of accrued interest.
(j)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum May Futures	05/2021	3	$149	$0	$0	$0
Australia Government 3-Year Note March Futures	03/2021	6	543	0	0	0
Australia Government 10-Year Bond March Futures	03/2021	111	12,599	56	10	(15)
Canada Government 10-Year Bond March Futures	03/2021	34	3,983	15	9	0
Cocoa July Futures	07/2021	2	50	1	0	0
Cocoa March Futures	03/2021	3	78	4	0	0
Copper March Futures	03/2021	5	440	5	0	(4)
Corn July Futures	07/2021	9	216	21	4	0
Cotton No. 2 July Futures	07/2021	4	158	5	0	0
Cotton No. 2 March Futures	03/2021	2	78	7	0	0
DAX Index March Futures	03/2021	12	5,038	240	0	(6)
E-mini NASDAQ 100 Index March Futures	03/2021	5	1,289	45	5	0
E-mini S&P 500 Index March Futures	03/2021	635	119,024	2,862	781	0
Euro STOXX 50 March Futures	03/2021	84	3,643	38	0	(17)
Euro STOXX 600 March Futures	03/2021	1,273	30,987	466	0	(117)
Euro-BTP Italy Government Bond March Futures	03/2021	21	3,900	17	2	0
Euro-Bund 10-Year Bond March Futures	03/2021	28	6,076	11	0	(4)
Euro-OAT France Government 10-Year Bond March Futures	03/2021	16	3,281	0	0	0
FTSE 100 Index March Futures	03/2021	16	1,405	(29)	0	(31)
FTSE/MIB Index March Futures	03/2021	1	135	3	0	0
Gold 100 oz. April Futures	04/2021	1	190	4	0	0
Gold 100 oz. February Futures	02/2021	22	4,169	179	4	0
Hard Red Winter Wheat July Futures	07/2021	3	91	5	0	0
IBEX 35 Index January Futures	01/2021	1	99	1	0	(1)
Iron Ore March Futures	03/2021	13	199	12	1	0
Japan Government 10-Year Bond March Futures	03/2021	10	14,713	(10)	1	(3)
Lead May Futures	05/2021	2	100	(2)	0	0
Lean Hogs June Futures	06/2021	1	33	1	0	0
Live Cattle April Futures	04/2021	2	95	1	1	0
Mini MSCI Emerging Markets Index March Futures	03/2021	515	33,171	948	0	(55)
Natural Gas July Futures	06/2021	4	107	(1)	3	0
Nickel March Futures	03/2021	2	199	(6)	0	(6)
Nikkei 225 Yen-denominated March Futures	03/2021	92	12,256	316	308	(34)
Platinum April Futures	04/2021	5	270	12	0	0
RBOB Gasoline June Futures	05/2021	6	387	15	2	0
S&P/Toronto Stock Exchange 60 March Futures	03/2021	39	6,305	(54)	0	(47)
Silver March Futures	03/2021	1	132	9	0	(1)
Soybean July Futures	07/2021	1	65	6	0	0
Soybean March Futures	03/2021	5	328	42	3	0
Soybean Meal July Futures	07/2021	2	84	7	0	0
Soybean Meal March Futures	03/2021	13	558	54	2	0
Soybean Oil July Futures	07/2021	4	98	6	1	0
SPI 200 Index March Futures	03/2021	91	11,465	(21)	0	(174)
Sugar No. 11 July Futures	06/2021	9	143	7	1	0
Topix Index March Futures	03/2021	88	15,379	413	281	(94)
U.S. Treasury 10-Year Note March Futures	03/2021	387	53,436	78	53	0
U.S. Treasury 30-Year Bond March Futures	03/2021	1	173	(1)	0	0
WTI Crude June Futures	05/2021	3	146	5	0	0
Zinc January Futures	01/2021	1	68	3	0	0
Zinc March Futures	03/2021	2	137	1	2	0
				$5,797	$1,474	$(609)
SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures	03/2021	3	$(148)	$1	$1	$0
Aluminum May Futures	05/2021	3	(149)	(2)	0	0
Arabica Coffee March Futures	03/2021	4	(192)	(8)	0	(4)
CAC 40 Index January Futures	01/2021	1	(68)	0	1	0
Corn March Futures	03/2021	18	(436)	(51)	0	(9)
Euro-Bobl March Futures	03/2021	45	(7,431)	5	1	0
Gas Oil June Futures	06/2021	6	(257)	(17)	3	0
Hard Red Winter Wheat March Futures	03/2021	4	(121)	(9)	0	(1)
Lead March Futures	03/2021	1	(50)	1	1	0
Lead May Futures	05/2021	2	(100)	(5)	0	0
Lean Hogs April Futures	04/2021	7	(202)	(6)	0	(3)
Natural Gas March Futures	02/2021	29	(733)	58	0	(30)
New York Harbor ULSD June Futures	05/2021	1	(63)	0	0	0
OMX Stockholm 30 Index January Futures	01/2021	1	(23)	0	0	0
Soybean Oil March Futures	03/2021	1	(25)	(2)	0	0
Sugar No. 11 March Futures	02/2021	3	(52)	(3)	0	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. Treasury 2-Year Note March Futures				03/2021	134		(29,611)	(28)		0	(3)
U.S. Treasury 5-Year Note March Futures				03/2021	344		(43,400)	(94)		0	(16)
United Kingdom Long Gilt March Futures				03/2021	12		(2,224)	(2)		0	(3)
Wheat July Futures				07/2021	1		(31)	(3)		0	0
Wheat March Futures				03/2021	11		(352)	(23)		0	0
Zinc January Futures				01/2021	1		(68)	0		0	0
								$(188)		$7	$(70)
Total Futures Contracts								$5,609		$1,481	$(679)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Crossover 34 5-Year Index	(5.000)%	Quarterly		12/20/2025	EUR	100	$(8)	$(7)	$(15)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly		12/20/2024		$800	$12	$2	$14	$1	$0
CDX.IG-35 5-Year Index	1.000	Quarterly		12/20/2025		400	9	1	10	0	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	900	29	0	29	0	0
							$50	$3	$53	$1	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.080%	Annual	01/20/2023	GBP	29,800	$(13)	$(6)	$(19)	$17	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.030	Annual	01/20/2026		38,500	84	(18)	66	0	(51)
Receive (6)	1-Day GBP-SONIO Compounded-OIS	0.120	Annual	01/20/2031		1,800	34	(25)	9	0	(5)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	01/20/2051		5,500	(221)	103	(118)	57	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.531	Semi-Annual	12/16/2025	INR	276,800	20	(33)	(13)	2	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.561	Semi-Annual	12/16/2025		28,900	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	29,200	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		23,100	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		6,700	0	0	0	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		10,000	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		1,900	0	0	0	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		4,600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.290	Maturity	01/03/2022		161,100	0	194	194	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		16,900	(26)	0	(26)	0	0
Receive	1-Year BRL-CDI	5.850	Maturity	01/02/2025		5,400	0	(14)	(14)	0	0
Receive	1-Year BRL-CDI	6.350	Maturity	01/02/2025		16,300	0	(99)	(99)	0	0
Pay	1-Year BRL-CDI	6.390	Maturity	01/02/2025		34,000	0	237	237	1	0
Receive (6)	3-Month CAD-Bank Bill	0.550	Semi-Annual	01/20/2023	CAD	26,700	12	(26)	(14)	1	0
Pay(6)	3-Month CAD-Bank Bill	0.800	Semi-Annual	01/20/2026		31,900	(125)	105	(20)	25	0
Receive (6)	3-Month CAD-Bank Bill	1.130	Semi-Annual	01/20/2031		10,300	30	33	63	0	(30)
Receive (6)	3-Month CAD-Bank Bill	1.530	Semi-Annual	01/20/2051		200	7	(2)	5	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.655	Quarterly	12/16/2025	CNY	51,600	10	(14)	(4)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	3.195	Quarterly	10/02/2025	COP	5,350,000	0	17	17	1	0
Pay	3-Month COP-IBR Compounded-OIS	2.955	Quarterly	11/12/2025		8,057,200	0	(9)	(9)	1	0
Receive	3-Month COP-IBR Compounded-OIS	3.205	Quarterly	12/11/2025		5,350,000	0	(9)	(9)	0	0
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	8,818,600	(23)	(45)	(68)	2	0
Pay(6)	3-Month USD-LIBOR	0.240	Semi-Annual	01/20/2023		$63,100	(5)	62	57	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		4,100	(192)	30	(162)	0	(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

Receive (6)	3-Month USD-LIBOR	0.440	Semi-Annual	01/20/2026		42,100	76	(74)	2	0	(19)
Pay(6)	3-Month USD-LIBOR	0.830	Semi-Annual	01/20/2031		2,900	(32)	1	(31)	4	0
Pay(6)	3-Month USD-LIBOR	1.220	Semi-Annual	01/20/2051		2,100	(68)	(38)	(106)	7	0
Pay	3-Month ZAR-JIBAR	4.970	Quarterly	09/30/2025	ZAR	118,200	(6)	123	117	31	0
Receive	6-Month CLP-CHILIBOR	1.300	Semi-Annual	10/02/2025	CLP	1,498,000	0	8	8	1	0
Pay	6-Month CLP-CHILIBOR	1.340	Semi-Annual	11/12/2025		1,004,100	0	(7)	(7)	0	(1)
Pay	6-Month CLP-CHILIBOR	1.625	Semi-Annual	12/11/2025		3,400,000	0	36	36	0	(2)
Receive	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025	CZK	32,700	(5)	34	29	1	0
Pay(6)	6-Month EUR-EURIBOR	0.540	Annual	01/20/2023	EUR	22,100	(14)	2	(12)	0	0
Receive (6)	6-Month EUR-EURIBOR	0.480	Annual	01/20/2026		12,000	26	(5)	21	0	0
Pay(6)	6-Month EUR-EURIBOR	0.280	Annual	01/20/2031		11,700	(50)	12	(38)	3	0
Receive (6)	6-Month EUR-EURIBOR	0.070	Annual	01/20/2051		3,400	47	15	62	0	(2)
Receive	6-Month HUF-BBR	1.410	Annual	10/02/2025	HUF	3,703,500	(71)	(168)	(239)	0	(5)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044	JPY	353,000	1,035	(90)	945	0	(5)
Receive	6-Month PLN-WIBOR	0.585	Annual	09/22/2025	PLN	27,600	(35)	22	(13)	0	(43)
Pay	6-Month SGD-SOR	0.490	Semi-Annual	12/16/2025	SGD	900	0	2	2	1	0
Receive	6-Month SGD-SOR	0.534	Semi-Annual	12/16/2025		3,900	0	(14)	(14)	0	(5)
Pay	28-Day MXN-TIIE	6.570	Lunar	12/31/2024	MXN	154,000	525	63	588	3	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025		152,000	532	62	594	3	0
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025		5,000	(8)	(2)	(10)	0	0
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		27,900	(40)	(12)	(52)	0	(1)
Receive	28-Day MXN-TIIE	5.505	Lunar	04/28/2025		4,800	(7)	(2)	(9)	0	0
Receive	28-Day MXN-TIIE	5.507	Lunar	04/29/2025		9,900	(14)	(4)	(18)	0	0
Receive	28-Day MXN-TIIE	5.030	Lunar	05/05/2025		28,500	(13)	(11)	(24)	0	0
Receive	28-Day MXN-TIIE	5.150	Lunar	05/08/2025		138,500	(98)	(52)	(150)	0	(2)
Receive	28-Day MXN-TIIE	5.205	Lunar	05/21/2025		76,100	(62)	(30)	(92)	0	(1)
Pay	28-Day MXN-TIIE	4.925	Lunar	11/03/2025		16,600	0	9	9	0	0
							$1,310	$355	$1,665	$165	$(181)
Total Swap Agreements							$1,352	$351	$1,703	$166	$(181)
(k)

Securities with an aggregate market value of $1,057 and cash of $20,124 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $13 and liability of $(1) for closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		01/2021			$12,492		JPY	1,299,087	$90		$0
		01/2021			6		PLN	24	0		0
		03/2021		INR	19,027		$253		0		(6)
BPS		01/2021		CAD	1,371		1,057		0		(20)
		01/2021		EUR	1,220		1,494		3		0
		01/2021		GBP	1,998		2,669		0		(64)
		01/2021			$3,156		AUD	4,291	152		0
		01/2021			591		EUR	483	0		(1)
		02/2021		DKK	15,248		$2,434		0		(71)
		03/2021		KRW	382,085		345		0		(6)
		03/2021			$518		HKD	4,015	0		0
CBK		01/2021		BRL	4,667		$875		0		(24)
		01/2021			$922		BRL	4,668	0		(24)
		01/2021			3,179		HUF	974,862	105		0
		01/2021			1,141		JPY	118,869	10		0
		01/2021			127		MXN	2,715	9		0
		01/2021			18		PLN	67	0		0
		01/2021		ZAR	944		$60		0		(4)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

02/2021	BRL	4,667	922	24	0
02/2021	DKK	15,999	2,564	0	(64)
03/2021	CNH	2,574	388	0	(6)
03/2021	PEN	20,305	5,669	59	0
04/2021	MXN	4,009	196	0	(3)
05/2021	$4,490	PEN	16,170	0	(24)
DUB	02/2021	PEN	2,716	$755	5	0
GLM	01/2021	JPY	2,580,049	24,928	0	(60)
01/2021	MXN	2,715	134	0	(2)
01/2021	PEN	380	105	0	0
01/2021	$578	JPY	59,600	0	(1)
01/2021	3,607	NZD	5,135	88	0
02/2021	DKK	12,365	$1,984	0	(47)
02/2021	RUB	1,144	15	0	0
02/2021	$237	DKK	1,435	0	(1)
02/2021	24,935	JPY	2,580,049	61	0
03/2021	DOP	24,298	$409	0	(5)
03/2021	JPY	1,912,000	18,386	0	(146)
03/2021	PEN	4,119	1,149	11	0
03/2021	$4,075	CNH	26,673	8	0
03/2021	1	MYR	4	0	0
04/2021	COP	178,340	$49	0	(4)
04/2021	$133	MXN	2,715	2	0
06/2021	DOP	21,310	$360	2	0
HUS	01/2021	$245	EUR	202	2	0
01/2021	2,107	JPY	219,599	20	0
01/2021	3	PLN	12	0	0
01/2021	3,772	SEK	32,090	129	0
01/2021	ZAR	1,253	$80	0	(5)
02/2021	RUB	762	10	0	0
03/2021	CNH	93,069	14,169	0	(75)
03/2021	CNY	135,161	20,559	0	(89)
03/2021	PEN	5,296	1,475	12	0
03/2021	$495	CNY	3,280	6	0
03/2021	266	PEN	947	0	(5)
03/2021	507	SGD	680	8	0
JPM	01/2021	CLP	312,413	$397	0	(43)
01/2021	$1,133	AUD	1,540	54	0
01/2021	12	PLN	46	0	0
03/2021	PHP	48	$1	0	0
03/2021	$1	IDR	14,208	0	0
MYI	01/2021	GBP	2,369	$3,188	0	(51)
01/2021	$1,522	CHF	1,378	35	0
01/2021	483	EUR	396	1	0
01/2021	7,179	NOK	63,558	234	0
RBC	03/2021	TWD	12,679	$451	0	(5)
SCX	01/2021	HUF	68,120	223	0	(7)
01/2021	$25,472	EUR	21,262	504	(1)
01/2021	228	ZAR	3,347	0	(1)
01/2021	ZAR	61,314	$4,046	0	(116)
02/2021	$25,670	EUR	20,965	0	(40)
02/2021	217	ILS	746	15	0
SOG	03/2021	416	HKD	3,222	0	0
SSB	01/2021	ZAR	59,407	$3,909	0	(123)
TOR	01/2021	$9,035	JPY	942,494	94	0
UAG	01/2021	1,333	AUD	1,814	66	0
01/2021	4,534	MXN	90,382	0	(1)
02/2021	DKK	19,076	$3,054	0	(79)
02/2021	RUB	2,518	33	0	(1)
03/2021	$1	TRY	8	0	0
Total Forward Foreign Currency Contracts	$1,809	$(1,225)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus MXN	MXN	20.000	12/03/2021	4,600	$163	$159
Put - OTC USD versus RUB	RUB	75.000	12/03/2021	4,600	202	187
Put - OTC USD versus ZAR	ZAR	15.200	12/03/2021	4,600	202	270
JPM	Call - OTC AUD versus USD	$0.765	02/24/2021	9,800	101	153
MYI	Put - OTC USD versus BRL	BRL	5.000	12/03/2021	4,600	220	177
$888	$946
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	124,100	$4,913	$0
Total Purchased Options	$5,801	$946

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus MXN	MXN	17.750	12/03/2021	4,600	$(26)	$(25)
Call - OTC USD versus MXN	22.500	12/03/2021	4,600	(135)	(125)
Put - OTC USD versus RUB	RUB	68.250	12/03/2021	4,600	(58)	(48)
Call - OTC USD versus RUB	85.000	12/03/2021	4,600	(144)	(133)
Put - OTC USD versus ZAR	ZAR	13.750	12/03/2021	4,600	(59)	(83)
Call - OTC USD versus ZAR	17.500	12/03/2021	4,600	(149)	(108)
JPM	Put - OTC USD versus KRW	KRW	1,095.000	02/24/2021	7,474	(97)	(121)
MYI	Put - OTC USD versus BRL	BRL	4.300	12/03/2021	4,600	(39)	(27)
Call - OTC USD versus BRL	5.750	12/03/2021	4,600	(192)	(185)
$(899)	$(855)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(291)	$(5)
Total Written Options	$(1,190)	$(860)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$69	$21	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,399	(534)	647	113	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	328	93	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	117	36	0
$(898)	$1,161	$263	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month ILS-TELBOR	0.250%	Annual	10/02/2025	ILS	35,500	$0	$(18)	$0	$(18)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Receive	3-Month ILS-TELBOR	0.250	Annual	12/10/2025	ILS	7,800	0	(2)	0	(2)
Pay	3-Month MYR-KLIBOR	2.053	Quarterly	12/16/2025	MYR	2,800	0	(2)	0	(2)
MYC	Pay	3-Month MYR-KLIBOR	2.188	Quarterly	12/16/2025	13,200	0	10	10	0
Pay	6-Month THB-THBFIX	0.715	Semi-Annual	12/16/2025	THB	13,100	0	2	2	0
Pay	6-Month THB-THBFIX	0.768	Semi-Annual	12/16/2025	143,400	0	32	32	0
$0	$22	$44	$(22)
TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/21/2021	$100	$0	$1	$1	$0
FBF	Pay	Swiss Market Index	10	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/19/2021	CHF	103	0	(4)	0	(4)
Pay	DWRTFT Index	16	0.353% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/07/2021	$163	0	0	0	0
Pay	DWRTFT Index	925	0.274% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	9,437	0	2	2	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

JPM	Pay	DWRTFT Index	323	0.363% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/15/2021	3,289	0	(5)	0	(5)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	100	0	1	1	0
	Receive	JPPMRFL Index	75,893	0.414% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/03/2021	22,891	0	(9)	0	(9)
	Receive	JPPMTOAL Index	200,445	0.395% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/30/2021	20,104	0	165	165	0
	Pay	JPPMTOAS Index	167,971	0.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/30/2021	16,697	0	(45)	0	(45)
								$0	$106	$169	$(63)
VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility		6.425%	Maturity	11/05/2021	$32	$0	$8	$8	$0
JPM	Pay	USD versus CNH 1-Year ATM Realized Volatility		6.350	Maturity	11/24/2021	33	0	4	4	0
								$0	$12	$12	$0
Total Swap Agreements								$(898)	$1,301	$488	$(85)
(m)

Securities with an aggregate market value of $294 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$29,238	$0	$29,238
Industrials	0	6,525	0	6,525
Utilities	0	601	0	601
Convertible Bonds & Notes
Industrials	0	0	770	770
U.S. Government Agencies	0	1,451	0	1,451
U.S. Treasury Obligations	0	2,666	0	2,666
Non-Agency Mortgage-Backed Securities	0	6,201	0	6,201
Asset-Backed Securities	0	10,621	37	10,658
Sovereign Issues	0	53,639	0	53,639
Common Stocks
Consumer Discretionary	1,549	0	0	1,549
Financials	1,291	0	0	1,291
Industrials	1,338	0	0	1,338
Utilities	1,258	0	0	1,258
Preferred Securities
Banking & Finance	0	2,090	0	2,090
Real Estate Investment Trusts
Real Estate	15,611	0	0	15,611
Short-Term Instruments
Repurchase Agreements	0	13,632	0	13,632
Short-Term Notes	0	25	0	25
Argentina Treasury Bills	0	124	0	124
Japan Treasury Bills	0	18,521	0	18,521
U.S. Treasury Bills	0	15,205	0	15,205
	$21,047	$160,539	$807	$182,393
Investments in Affiliates, at Value
Mutual Funds	63,155	0	0	63,155
Short-Term Instruments
Central Funds Used for Cash Management Purposes	103,374	0	0	103,374
	$166,529	$0	$0	$166,529
Total Investments	$187,576	$160,539	$807	$348,922
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,877)	$0	$(3,877)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,481	166	0	1,647
Over the counter	0	3,243	0	3,243
	$1,481	$3,409	$0	$4,890
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(679)	(181)	0	(860)
Over the counter	0	(2,170)	0	(2,170)
	$(679)	$(2,351)	$0	$(3,030)
Total Financial Derivative Instruments	$802	$1,058	$0	$1,860
Totals	$188,378	$157,720	$807	$346,905

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.7% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 1.096% (US0003M + 0.860%) due 07/03/2033 ~	$208	$202
Total Corporate Bonds & Notes (Cost $165)		202
U.S. GOVERNMENT AGENCIES 175.4%
Fannie Mae
0.200% due 02/25/2043 •(a)	660	5
0.448% due 10/25/2048 - 12/25/2048 •	17,993	18,066
0.449% due 06/25/2048 •	22,541	22,597
0.598% due 07/25/2042 - 11/25/2059 •	49,166	49,523
0.599% due 08/25/2050 •	6,563	6,613
0.848% due 10/25/2037 •	1,310	1,341
0.949% due 05/25/2050 •	60,774	61,097
1.877% due 08/25/2024 ~	122	124
1.993% due 10/25/2046 ~(a)	142	7
2.057% due 04/25/2046 ~(a)	411	22
2.147% due 07/25/2052 ~(a)	470	22
2.306% due 01/25/2022 ~(a)	976	9
2.316% due 04/25/2055 - 08/25/2055 ~(a)	1,204	69
2.317% due 08/25/2054 ~(a)	645	45
2.326% due 07/25/2044 ~(a)	594	32
2.338% due 07/25/2044 - 01/25/2045 ~(a)	912	47
2.358% due 01/25/2031 ~(a)	600	89
2.397% due 03/25/2045 ~(a)	393	21
2.439% due 07/25/2045 ~(a)	1,814	120
2.594% due 09/25/2045 ~(a)	459	35
2.600% due 09/01/2024	6,700	6,883
2.690% due 08/25/2044 ~(a)	350	20
2.693% due 10/01/2037 •	2,777	2,927
2.840% due 07/01/2028	1,981	2,208
2.840% due 05/01/2038 •	1,564	1,648
2.996% due 01/01/2036 •	467	492
3.000% due 09/25/2039 - 12/25/2048 (a)	6,292	382
3.000% due 03/25/2043 - 05/01/2058	7,144	7,575
3.056% due 09/01/2041 •	592	623
3.105% due 01/01/2048 •	11,522	12,030
3.425% due 10/25/2040 ~	770	807
3.438% due 05/01/2035 •	225	238
3.500% due 08/01/2032 - 01/01/2059	20,225	22,364
3.500% due 08/25/2043 - 04/25/2046 (a)	770	45
3.514% due 08/01/2049 •	4,195	4,368
3.543% due 10/25/2042 •	412	410
3.575% due 02/01/2026	1,000	1,079
3.669% due 04/25/2042 ~	553	579
3.670% due 05/25/2042 ~	972	998
3.750% due 02/01/2029	3,776	4,426
3.790% due 02/01/2042 •	281	294
3.820% due 01/01/2029	801	938
3.856% due 12/25/2040 ~	756	810
3.894% due 05/25/2042 ~	1,566	1,657
4.000% due 06/01/2033 - 07/01/2034	1,617	1,748
4.000% due 06/25/2044 (a)	128	11
4.010% due 03/25/2042 ~	1,214	1,206
4.027% due 11/25/2031 ~	3,217	3,429
4.161% due 01/25/2042 ~	2,116	2,225
4.500% due 07/01/2022 - 09/01/2048	1,188	1,265
4.845% due 11/25/2040 •(a)	5,734	864
5.000% due 01/01/2033 - 10/01/2036	58	60
5.222% due 07/25/2043 •	439	435
5.320% due 10/01/2043	208	240
5.500% due 12/01/2032 - 10/01/2038	207	219
5.800% due 02/01/2035	20	21
5.852% due 11/25/2049 •(a)	571	100
5.902% due 08/25/2049 (a)	5,506	1,252
6.000% due 04/01/2032 - 10/01/2048	169	184
6.002% due 08/25/2042 •(a)	983	154
6.052% due 11/25/2044 •(a)	3,885	717
6.052% due 06/25/2048 ~(a)	8,270	1,157
6.500% due 09/01/2036	114	124

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

6.500% due 04/25/2038 (a)	84	19
7.800% due 06/25/2043 •(a)	6,877	571
8.972% due 10/25/2045 •	518	602
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(e)	8,797	7,964
0.483% due 11/25/2021 •	261	261
0.499% due 10/15/2037 - 04/15/2038 •	3,036	3,034
0.499% due 08/15/2040 - 10/15/2040 •	13,878	13,900
0.503% due 09/25/2021 •	54	54
0.598% due 12/25/2049 •	41,766	42,175
0.659% due 06/15/2042 •	1,359	1,373
0.698% due 01/25/2050 •	397	400
0.891% due 03/15/2023 •	1	1
0.957% due 11/25/2022 ~(a)	6,939	97
1.178% due 04/25/2021 ~(a)	15,683	18
2.197% due 10/15/2037 ~(a)	155	6
2.349% due 11/01/2036 •	491	517
2.359% due 10/15/2037 ~(a)	55	2
2.459% due 11/15/2038 ~(a)	415	22
2.484% due 09/01/2034 •	950	1,001
2.492% due 10/15/2041 ~(a)	271	14
2.500% due 08/15/2027 - 01/15/2040 (a)	2,685	133
2.580% due 08/15/2041 ~(a)	127	6
2.596% due 11/01/2041 •	1,314	1,377
2.621% due 06/15/2038 ~(a)	281	19
2.690% due 11/15/2036 ~(a)	370	22
2.700% due 08/01/2023	2,500	2,522
2.712% due 03/15/2037 ~(a)	143	9
2.739% due 05/15/2037 ~(a)	118	5
2.819% due 02/15/2038 ~(a)	294	15
2.846% due 08/15/2036 ~(a)	260	14
3.000% due 11/15/2027 - 06/25/2050 (a)	42,410	5,312
3.000% due 07/01/2043 - 12/25/2046	12,351	12,712
3.149% due 10/01/2039 •	1,615	1,699
3.254% due 04/25/2023 ~	1,186	1,212
3.481% due 01/01/2050 •	3,345	3,473
3.500% due 01/15/2043 - 08/15/2045 (a)	2,074	219
3.500% due 12/25/2046 - 03/01/2049	9,709	10,025
3.810% due 07/25/2033 ~	1,000	1,051
3.950% due 05/01/2031 •	6	6
4.000% due 07/15/2034 - 11/15/2042 (a)	2,588	289
4.000% due 08/01/2042 - 01/01/2049	14,513	15,787
4.000% due 12/01/2045 (g)	7,428	8,230
4.500% due 04/15/2022 - 12/15/2024 (a)	7	0
4.500% due 04/01/2025 - 11/01/2048	1,881	2,082
5.000% due 07/01/2033 - 03/01/2049	3,761	4,263
5.500% due 09/01/2034 - 03/01/2041	238	262
6.000% due 08/01/2023	4	4
7.500% due 08/15/2029 (a)	2	0
7.591% due 02/15/2027 •(a)	611	90
11.577% due 10/15/2035 •	392	531
11.854% due 05/15/2035 •	595	810
15.381% due 05/15/2041 •	3,527	5,485
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(e)	4,489	4,287
0.000% due 10/16/2042 - 01/16/2052 ~(a)	9,216	0
0.000% due 11/20/2048	4,347	4,646
0.048% due 01/16/2044 ~(a)	966	0
0.125% due 08/16/2052 ~(a)	10,643	36
0.301% due 11/16/2043 ~(a)	7,252	65
0.452% due 08/20/2043	3,610	3,609
0.455% due 11/20/2036 •	21,500	21,538
0.505% due 06/20/2036 •	14,609	14,648
0.510% due 10/20/2066 •	11	11
0.555% due 04/20/2046 •	15,939	15,950
0.602% due 02/20/2049	4,418	4,435
0.720% due 09/20/2062 •	8	8
0.790% due 09/20/2066 •	6,160	6,216
0.800% due 12/20/2065 •	30,438	30,715
0.820% due 08/20/2061 - 11/20/2065 •	5,289	5,306
0.826% due 02/20/2060 •	6,129	6,166
0.840% due 03/20/2062 - 10/20/2065 •	2,094	2,114
0.860% due 09/20/2063 •	2,744	2,762
0.890% due 10/20/2061 - 09/20/2065 •	5,798	5,866
0.940% due 05/20/2066 - 06/20/2066 •	7,211	7,313
1.018% due 03/20/2058 •	2,724	2,750
1.155% due 05/20/2061 •	1,897	1,922
1.202% due 07/20/2070 - 08/20/2070 •	146,533	152,928
1.212% due 05/20/2061 •	1,240	1,264
1.250% due 12/20/2050	20,000	20,202
1.400% due 12/20/2070 «~	49,406	51,749
1.402% due 09/20/2070 •	30,051	31,821
1.402% due 09/20/2070 - 10/20/2070 ~	29,119	30,703
1.440% due 09/20/2063 •	1,710	1,737
1.913% due 04/20/2061 •	3,551	3,677
2.103% due 08/20/2045 ~(a)	273	11

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

2.104% due 09/20/2045 ~(a)	772	27
2.247% due 11/20/2045 ~(a)	533	25
2.250% due 08/20/2045 •	365	379
2.282% due 12/20/2045 ~(a)	282	11
2.358% due 06/20/2043 ~(a)	456	21
2.376% due 06/20/2042 ~(a)	527	25
2.426% due 06/20/2042 ~(a)	485	23
2.500% due 09/20/2027 (a)	2,111	115
2.500% due 06/15/2043 - 12/20/2050	69,635	74,221
2.875% due 06/20/2038 •	66	69
3.000% due 11/20/2026 - 08/20/2050	273,391	287,626
3.000% due 01/20/2029 - 02/20/2043 (a)	4,087	281
3.000% due 02/20/2030 - 01/20/2034 •	262	265
3.150% due 11/15/2042 - 12/20/2042	614	647
3.250% due 05/15/2042	825	874
3.500% due 11/20/2034 - 11/20/2050	131,894	143,101
3.500% due 08/20/2042 - 09/20/2046 (a)	1,543	189
3.740% due 04/20/2042	31	33
3.750% due 06/20/2045 - 12/20/2045	3,750	4,197
3.848% due 05/20/2043 •	505	528
4.000% due 04/15/2025 - 09/20/2049	61,318	66,657
4.000% due 10/20/2043 (a)	192	14
4.050% due 04/15/2040 - 12/15/2040	2,018	2,163
4.372% due 01/20/2031 ~	3,463	3,691
4.500% due 04/15/2030 - 01/20/2050	96,570	105,513
4.790% due 02/20/2040	117	127
4.875% due 08/15/2039 - 10/15/2040	271	299
5.000% due 12/20/2032 - 12/20/2049	20,259	22,455
5.250% due 05/15/2033 - 08/20/2039	641	715
5.270% due 06/15/2034	195	216
5.380% due 08/15/2034	73	81
5.475% due 06/15/2035	141	156
5.500% due 05/15/2023 - 05/20/2049	11,336	12,812
5.520% due 06/15/2034 - 02/15/2035	342	381
5.530% due 05/15/2035	120	133
5.570% due 03/15/2035	83	92
5.680% due 12/15/2034	149	167
5.720% due 12/15/2034	61	68
5.750% due 04/15/2033 - 09/15/2033	10	11
5.820% due 04/15/2034 - 12/15/2034	164	183
5.870% due 10/15/2034	66	74
5.875% due 10/15/2033	138	155
5.898% due 09/20/2049 •(a)	4,043	701
5.930% due 10/15/2034	102	115
5.970% due 08/15/2034	63	71
6.000% due 05/15/2023 - 04/20/2048	9,550	11,001
6.020% due 01/15/2034	75	84
6.075% due 01/15/2034	156	176
6.250% due 01/15/2029 - 03/15/2029	32	36
6.500% due 09/15/2023 - 08/20/2048	2,137	2,400
6.700% due 07/20/2026	17	17
6.940% due 11/20/2022	9	9
7.000% due 11/15/2022 - 12/20/2038	1,304	1,423
7.100% due 10/20/2025	1	1
7.150% due 01/15/2023	4	4
7.250% due 12/15/2025 - 11/15/2027	4	4
7.500% due 10/15/2021 - 10/15/2035	509	540
7.750% due 04/15/2021 - 10/15/2026	4	4
8.000% due 02/15/2022 - 07/15/2031	261	286
8.500% due 12/15/2022 - 03/20/2025	1	1
8.972% due 09/20/2045 •	519	657
9.000% due 12/15/2021 - 06/15/2027	3	3
Ginnie Mae, TBA
2.000% due 02/01/2051 - 03/01/2051	297,200	309,917
2.500% due 02/01/2051 - 03/01/2051	284,350	300,138
3.000% due 01/01/2051	3,500	3,644
3.000% due 02/01/2051 - 03/01/2051	416,450	435,723
3.500% due 01/01/2051	3,700	3,881
3.500% due 02/01/2051	37,650	39,892
4.000% due 01/01/2051 - 03/01/2051	248,350	264,792
4.500% due 01/01/2051	6,000	6,605
5.000% due 02/01/2051	7,000	7,714
Uniform Mortgage-Backed Security
2.000% due 07/01/2028 - 01/01/2051	1,393	1,462
2.500% due 01/01/2028 - 11/01/2050	30,287	32,127
3.000% due 04/01/2031	936	1,006
3.000% due 01/01/2033 - 12/01/2050	185,581	197,229
3.000% due 12/01/2049 (g)	6,609	6,939
3.500% due 05/01/2024 - 02/01/2050	63,936	69,471
3.500% due 02/01/2030 - 05/01/2035	22,096	23,444
4.000% due 05/01/2033 - 09/01/2050	111,445	120,729
4.000% due 04/01/2047 - 10/01/2047	565	607
4.500% due 01/01/2026 - 03/01/2050	12,229	13,402
4.500% due 12/01/2047	12,600	13,734
5.000% due 04/01/2027	13	14
5.000% due 06/01/2037 - 03/01/2049	558	626

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

5.500% due 02/01/2027	28	32
5.500% due 11/01/2039	163	192
6.000% due 07/01/2036 - 11/01/2040	2,041	2,420
Uniform Mortgage-Backed Security, TBA
1.500% due 02/01/2036	16,000	16,440
2.000% due 02/01/2036	118,800	124,073
2.000% due 03/01/2051	122,500	126,811
2.500% due 02/01/2035 - 01/01/2036	149,075	155,488
2.500% due 01/01/2051 - 02/01/2051	1,850	1,947
3.000% due 01/01/2036	18,000	18,890
3.500% due 01/01/2051	15,000	15,855
4.000% due 01/01/2036	500	531
4.000% due 01/01/2051	9,207	9,833
5.500% due 01/01/2051	3,000	3,352
Total U.S. Government Agencies (Cost $3,877,007)		3,908,559
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
AREIT Trust 2.779% due 04/15/2037 •	5,600	5,675
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~	1,211	994
BX Commercial Mortgage Trust 0.909% due 11/15/2035 •	4,142	4,150
Credit Suisse First Boston Mortgage Securities Corp. 0.798% due 03/25/2032 ~	9	9
Credit Suisse Mortgage Capital Trust 4.788% due 05/27/2053 ~	1,640	1,858
GCAT LLC 2.981% due 09/25/2025 þ	2,329	2,357
JPMorgan Mortgage Trust 1.048% due 12/25/2049 •	6,535	6,549
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	2,481	2,700
3.498% due 10/25/2041 «	2,640	2,840
4.250% due 09/29/2046 «	4,833	5,381
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	8,111	8,391
3.508% due 11/24/2042 «•	3,499	3,765
MFA Trust 1.381% due 04/25/2065 ~	13,677	13,700
Mortgage Equity Conversion Asset Trust
0.560% due 02/25/2042 •	5,887	5,822
0.590% due 05/25/2042 •	16,958	15,889
Structured Asset Mortgage Investments Trust 0.812% due 09/19/2032 •	13	13
UBS-Barclays Commercial Mortgage Trust 1.106% due 04/10/2046 ~(a)	24,236	461
Wells Fargo Commercial Mortgage Trust 1.740% due 10/15/2045 ~(a)	8,622	207
Total Non-Agency Mortgage-Backed Securities (Cost $76,597)		80,761
ASSET-BACKED SECURITIES 1.3%
Benefit Street Partners CLO Ltd. 1.468% due 01/20/2029 •	3,700	3,705
Centex Home Equity Loan Trust 0.448% due 01/25/2032 •	10	10
CIT Group Home Equity Loan Trust 0.688% due 06/25/2033 •	4	4
Dryden Senior Loan Fund 1.137% due 10/15/2027 •	1,851	1,846
Figueroa CLO Ltd. 1.137% due 01/15/2027 •	1,620	1,622
Home Equity Asset Trust 0.748% due 11/25/2032 •	3	2
Sound Point CLO Ltd. 1.289% due 10/20/2028 •(c)	9,700	9,700
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	4,356	4,438
2.710% due 01/25/2060 ~	3,964	4,107
Tralee CLO Ltd. 1.538% due 07/20/2029 •	4,071	4,035
Total Asset-Backed Securities (Cost $29,515)		29,469
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.1%		2,228
U.S. TREASURY BILLS 0.3%
0.094% due 01/07/2021 - 01/26/2021 (d)(e)(i)(k)	6,339	6,339

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $8,567)		8,567
Total Investments in Securities (Cost $3,991,850)		4,027,558
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	2,159	21
Total Short-Term Instruments (Cost $21)		21
Total Investments in Affiliates (Cost $21)		21
Total Investments 180.7% (Cost $3,991,872)		$4,027,579
Financial Derivative Instruments (h)(j) (0.1)%(Cost or Premiums, net $4,005)		(1,374)
Other Assets and Liabilities, net (80.6)%		(1,797,281)
Net Assets 100.0%		$2,228,924

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$2,228	U.S. Treasury Bills 0.000% due 12/30/2021		$(2,273)	$2,228	$2,228
Total Repurchase Agreements							$(2,273)	$2,228	$2,228
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
JPS				0.180%	12/31/2020	01/14/2021	$(2,260)		$(2,260)
				0.200	12/30/2020	01/14/2021	(6,745)		(6,745)
Total Reverse Repurchase Agreements									$(9,005)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (27.2)%
Ginnie Mae, TBA					4.500%	01/01/2051	$4,480	$(4,803)	$(4,798)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2051	1,500	(1,552)	(1,555)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2051	97,600	(102,423)	(102,697)
Uniform Mortgage-Backed Security, TBA					2.500	03/01/2051	59,000	(61,839)	(61,991)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2036	116,500	(122,120)	(122,261)
Uniform Mortgage-Backed Security, TBA					3.000	01/01/2051	106,510	(111,417)	(111,585)
Uniform Mortgage-Backed Security, TBA					3.000	02/01/2051	52,540	(55,028)	(55,093)
Uniform Mortgage-Backed Security, TBA					3.500	01/01/2036	12,000	(12,706)	(12,725)
Uniform Mortgage-Backed Security, TBA					3.500	01/01/2051	51,750	(54,580)	(54,700)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2051	59,000	(62,384)	(62,448)
Uniform Mortgage-Backed Security, TBA					4.500	01/01/2051	14,500	(15,712)	(15,716)
Total Short Sales (27.2)%								$(604,564)	$(605,569)
(g)					Securities with an aggregate market value of $9,262 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(57,140) at a weighted average interest rate of 0.307%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	889	$(122,751)	$(105)	$0	$(97)
Total Futures Contracts	$(105)	$0	$(97)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	0.250%	Semi-Annual	06/16/2023	$8,600	$(4)	$(3)	$(7)	$0	$0
Receive(1)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	8,600	14	(12)	2	0	(6)
Receive(1)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	85,500	1,495	(121)	1,374	0	(96)
Receive(1)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	110,800	2,812	(204)	2,608	0	(146)
Total Swap Agreements	$4,317	$(340)	$3,977	$0	$(248)
(i)

Securities with an aggregate market value of $5,015 and cash of $7460 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470%	11/01/2021	80,200	$56	$51
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.068	02/08/2021	11,000	39	40
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	16,700	102	127
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	8,900	70	5
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.585	08/06/2021	11,000	47	58
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.461	08/31/2021	85,600	59	33
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	80,200	56	51
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	84,800	66	47
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.381	02/10/2021	12,500	21	7
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	15,050	93	9
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.413	08/20/2021	18,200	10	7
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.420	08/23/2021	92,000	64	37
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.446	08/31/2021	91,400	64	37
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	3,250	21	2
$768	$511
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$57.500	01/07/2021	81,000	$3	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	57.500	02/04/2021	131,000	5	0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2051	60.000	01/07/2021	11,000	1	0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2051	119.500	01/07/2021	40,000	2	0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	72.000	02/04/2021	110,000	4	0
Put - OTC Ginnie Mae, TBA 3.000% due 02/01/2051	73.000	02/04/2021	200,000	8	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	72.000	01/07/2021	80,000	3	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	71.000	02/04/2021	80,000	3	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2051	120.000	02/04/2021	40,000	2	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	65.000	01/07/2021	10,000	0	0
$31	$0
Total Purchased Options	$799	$511
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	12,500	$(43)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	19,500	(66)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	30,000	(94)	(30)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	17,000	(58)	(117)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	17,700	(77)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	16,500	(64)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	21,000	(34)	(19)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	27,500	(64)	(124)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	16,500	(30)	(79)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	22,500	(58)	(58)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	18,500	(111)	(92)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	21,000	(53)	(46)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	21,000	(51)	(48)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	19,000	(59)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	22,500	(64)	(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	22,500	(28)	(31)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	9,500	(27)	(37)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	24,500	(77)	(97)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	12,500	(31)	(52)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	4,000	(12)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	4,000	(10)	(19)
Total Written Options	$(1,111)	$(902)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480%	Maturity	02/05/2021	$100,000	$0	$(85)	$0	$(85)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.473	Maturity	02/08/2021	35,000	0	(28)	0	(28)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2021	70,000	0	(31)	0	(31)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.485	Maturity	02/18/2021	130,000	0	(134)	0	(134)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	02/19/2021	35,000	0	(30)	0	(30)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.460	Maturity	03/04/2021	40,000	0	(35)	0	(35)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.483	Maturity	03/16/2021	95,000	0	(113)	0	(113)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.463	Maturity	03/18/2021	130,000	0	(130)	0	(130)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.468	Maturity	03/18/2021	55,000	0	(58)	0	(58)
$0	$(644)	$0	$(644)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	0.154% (1-Month USD-LIBOR)	Monthly	01/12/2038	$1,412	$0	$6	$6	$0
Total Swap Agreements	$0	$(638)	$6	$(644)
(k)

Securities with an aggregate market value of $1,324 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$202	$0	$202
U.S. Government Agencies	0	3,856,810	51,749	3,908,559
Non-Agency Mortgage-Backed Securities	0	57,684	23,077	80,761
Asset-Backed Securities	0	29,469	0	29,469
Short-Term Instruments
Repurchase Agreements	0	2,228	0	2,228
U.S. Treasury Bills	0	6,339	0	6,339
$0	$3,952,732	$74,826	$4,027,558
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21	$0	$0	$21
Total Investments	$21	$3,952,732	$74,826	$4,027,579
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(605,569)	$0	$(605,569)
Financial Derivative Instruments - Assets
Over the counter	$0	$517	$0	$517
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(97)	(248)	0	(345)
Over the counter	0	(1,488)	(58)	(1,546)
$(97)	$(1,736)	$(58)	$(1,891)
Total Financial Derivative Instruments	$(97)	$(1,219)	$(58)	$(1,374)
Totals	$(76)	$3,345,944	$74,768	$3,420,636

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
U.S. Government Agencies	$169,851	$51,787	$(121,477)	$(30)	$(533)	$1,491	$0	$(49,340)	$51,749	$(37)
Non-Agency Mortgage-Backed Securities	25,044	0	(1,878)	6	21	(116)	0	0	23,077	15
$194,895	$51,787	$(123,355)	$(24)	$(512)	$1,375	$0	$(49,340)	$74,826	$(22)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(58)	$0	$0	$0	$0	$0	$(58)	$0
Totals	$194,895	$51,787	$(123,413)	$(24)	$(512)	$1,375	$0	$(49,340)	$74,768	$(22)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies		$51,749	Proxy Pricing			Base Price			104.656 - 105.063	104.818
Non-Agency Mortgage-Backed Securities		23,077	Proxy Pricing			Base Price			103.375 - 111.375	107.035
Financial Derivative Instruments – Liabilities
Over the counter		(58)	Other Valuation Techniques(2)			-			-	-
Total		$74,768
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

As of December 31, 2020 there were no open written options.

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.0% ¤
MUNICIPAL BONDS & NOTES 90.8%
CALIFORNIA 82.7%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2016 5.000% due 10/01/2035	$600	$735
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 5.000% due 10/01/2035	550	696
California State General Obligation Notes, Series 2019 5.000% due 04/01/2029	1,000	1,351
California State Public Works Board Revenue Notes, Series 2018 5.000% due 05/01/2028	845	1,113
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	768
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2013 5.000% due 11/15/2023	200	227
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2016 4.000% due 11/01/2022	650	690
Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2023	610	684
Chula Vista Elementary School District, California General Obligation Notes, Series 2020 2.000% due 08/01/2023	750	784
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	738
Corona-Norco Unified School District Public Financing Authority, California Special Tax Bonds, Series 2013 5.000% due 09/01/2026	625	696
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 09/01/2024	675	769
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2012 3.500% due 12/01/2025	455	460
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	481
East Side Union High School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2030	605	725
Elk Grove Finance Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	510	610
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	1,066
Fresno County, California Financing Authority Revenue Bonds, Series 2016 5.000% due 04/01/2028	1,500	1,855
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	390
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013
5.000% due 06/01/2029	2,165	2,390
5.000% due 06/01/2030	250	275
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	626
Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015 5.000% due 09/01/2023	580	650
Jurupa Community Services District Wastewater, California Revenue Notes, Series 2020 4.000% due 09/01/2023	570	628
Kern Community College District, California General Obligation Notes, Series 2018 5.000% due 08/01/2022	945	1,017
Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020 4.000% due 08/01/2027	600	735
Laguna Beach, California Special Assessment Notes, Series 2016 2.000% due 09/02/2021	255	257
Los Angeles Community College District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2033	1,150	1,306
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	500	663
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	1,128
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2033	1,000	1,238
Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2033	650	834
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	456
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2024	655	766
5.000% due 10/01/2025	695	843
Metropolitan Water District of Southern California Revenue Bonds, Series 2012 5.000% due 10/01/2035	550	581

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	December 31, 2020 (Unaudited)

Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2030 (a)	1,700	1,897
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2018 5.000% due 11/01/2025	625	763
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2019 5.000% due 11/01/2022	595	646
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2020 5.000% due 11/01/2027	650	841
Orange Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014 5.000% due 09/01/2022	400	430
Palmdale Elementary School District, California General Obligation Notes, Series 2020 4.000% due 08/01/2027	500	615
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	535
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	243
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015 5.000% due 12/15/2021	365	381
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2017 5.000% due 09/01/2029	1,730	2,168
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	287
5.000% due 09/01/2025	350	416
Poway Unified School District, California Special Tax Bonds, Series 2016 5.000% due 09/01/2027	1,100	1,372
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	348
Riverside County, California Asset Leasing Corp. Revenue Bonds, Series 2012 4.000% due 06/01/2028	250	261
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	363
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	960
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	701
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	234
San Bernardino City Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 5.000% due 10/01/2033	1,365	1,745
San Francisco, California City & County General Obligation Notes, Series 2020 5.000% due 06/15/2026	770	969
Santa Clara County, California Board of Education Certificates of Participation Notes, Series 2016 5.000% due 04/01/2021	225	228
Santa Cruz County, California Certificates of Participation Notes, Series 2014 5.000% due 08/01/2023	295	332
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (a)	1,525	1,628
Stockton Unified School District, California Certificates of Participation Bonds, Series 2018 5.000% due 02/01/2029	1,575	2,008
Stockton Unified School District, California General Obligation Bond, Series 2016 5.000% due 08/01/2026	1,835	2,231
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	587
Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015 5.000% due 08/01/2024	430	498
Travis Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 4.000% due 09/01/2022	375	398
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	869
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	259
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2016 5.000% due 08/01/2026	1,000	1,244
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	725	877
		56,565
ILLINOIS 7.9%
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2025	625	647
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	500	553
Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2030	1,000	1,138
5.000% due 01/01/2031	2,000	2,270
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	797
		5,405
KENTUCKY 0.2%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	138

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	December 31, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $58,900)		62,108
	SHARES
SHORT-TERM INSTRUMENTS 11.2%
MUTUAL FUNDS 11.2%
Fidelity Investments Money Market Government Portfolio, Class I 0.140% (b)	7,692,907	7,693
Total Short-Term Instruments (Cost $7,693)		7,693
Total Investments in Securities (Cost $66,593)		69,801
Total Investments 102.0% (Cost $66,593)		$69,801
Other Assets and Liabilities, net (2.0)%		(1,400)
Net Assets 100.0%		$68,401

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Security becomes interest bearing at a future date.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$56,565	$0	$56,565
Illinois	0	5,405	0	5,405
Kentucky	0	138	0	138
Short-Term Instruments
Mutual Funds	7,693	0	0	7,693
Total Investments	$7,693	$62,108	$0	$69,801

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
MUNICIPAL BONDS & NOTES 92.8%
CALIFORNIA 82.1%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,164
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2016 5.000% due 10/01/2034	2,465	2,552
Arcadia Unified School District, California General Obligation Bonds, Series 2014 5.000% due 06/01/2044	1,290	1,389
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	701
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	501
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013 5.000% due 01/01/2033	1,000	1,090
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2010 5.400% due 03/01/2026	500	502
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	4,275	4,612
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,967
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,540
Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2030	1,000	1,141
5.750% due 08/01/2033	1,910	2,180
Coachella Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 08/01/2037	2,590	2,789
Desert Community College District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2043	3,375	3,796
Dublin Unified School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2039 (a)	5,595	1,728
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,743
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,755
Fresno Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2041 (a)	1,600	403
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	5,087
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	7,615	8,856
5.000% due 06/01/2045	4,550	5,251
Los Angeles Community Redevelopment Agency, California Revenue Bonds, (AMBAC Insured), Series 2005 5.000% due 09/01/2037	1,000	1,003
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2042	1,000	1,072
Los Angeles Department of Airports, California Revenue Bonds, Series 2016
5.000% due 05/15/2035	1,000	1,190
5.000% due 05/15/2042	1,330	1,562
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	10,327
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	10,270	10,972
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,256
5.000% due 09/01/2043	4,165	4,175
5.000% due 09/01/2045	2,500	2,506
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
0.731% (US0003M + 0.580%) due 09/01/2027 ~	3,185	3,147
0.781% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,430
Mount Diablo Unified School District, California General Obligation Bonds, Series 2012 5.000% due 08/01/2030	5,510	5,919
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2013 6.625% due 08/01/2038	2,650	2,748
Oxnard School District, California General Obligation Bonds, (NPFGC Insured), Series 2001 5.750% due 08/01/2030	800	871

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	December 31, 2020 (Unaudited)

Palo Alto, California General Obligation Bonds, Series 2010 5.000% due 08/01/2040	4,195	4,208
Port of Oakland, California Revenue Bonds, Series 2012 5.000% due 05/01/2033	2,500	2,653
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,090	2,288
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	4,531
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.681% (US0003M + 0.530%) due 12/01/2035 ~	9,525	8,898
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,138
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.701% (US0003M + 0.550%) due 06/01/2034 ~	3,555	3,342
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	6,432
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,830
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012 5.000% due 04/01/2048	5,900	6,257
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.250% due 04/15/2029	1,000	1,066
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,721
5.250% due 05/01/2033	1,520	1,673
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	4,312
5.000% due 05/01/2044	4,640	5,177
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	4,450	5,224
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2021 (a)	5,525	5,525
San Mateo Union High School District, California General Obligation Bonds, Series 2011 0.000% due 09/01/2025 (a)	1,000	788
Solano County, California Community College District General Obligation Bonds, Series 2013 5.000% due 08/01/2043	4,680	5,264
Southern California Public Power Authority Revenue Bonds, Series 2011 5.250% due 07/01/2027	2,675	2,740
Southern California Public Power Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	3,000	3,393
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 6.250% due 10/01/2040	1,325	1,545
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	826
Tulare County, California Board of Education Certificates of Participation Bonds, (BAM Insured), Series 2013 5.375% due 05/01/2033	1,600	1,793
University of California Revenue Bonds, Series 2012 5.000% due 05/15/2042	4,570	4,846
Wasco Union School District, California General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 08/01/2043	3,740	4,104
		197,724
ILLINOIS 7.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,128
Chicago Park District, Illinois General Obligation Bonds, Series 2010 5.250% due 01/01/2037	1,795	1,795
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.750% due 01/01/2038	2,050	2,251
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,103
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,087
5.000% due 01/01/2035	1,000	1,077
5.000% due 01/01/2040	2,325	2,492
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,755	1,937
Illinois Finance Authority Revenue Bonds, Series 2010 5.375% due 05/15/2025	4,675	4,691
Illinois Finance Authority Revenue Bonds, Series 2011 5.625% due 08/15/2031	1,000	1,030
		18,591
PENNSYLVANIA 1.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,389
UTAH 2.0%
Utah County, Utah Revenue Bonds, Series 2012 5.000% due 05/15/2043	4,700	4,782

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	December 31, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $212,334)		223,486
	SHARES
SHORT-TERM INSTRUMENTS 6.1%
MUTUAL FUNDS 1.0%
Fidelity Investments Money Market Government Portfolio, Class I 0.140% (b)	2,487,826	2,488
	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 5.1%
Los Angeles County, California Revenue Notes, Series 2020 4.000% due 06/30/2021	$4,175	4,255
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	7,810	7,954
Total Municipal Bonds & Notes (Cost $12,200)		12,209
Total Short-Term Instruments (Cost $14,688)		14,697
Total Investments in Securities (Cost $227,022)		238,183
Total Investments 98.9% (Cost $227,022)		$238,183
Other Assets and Liabilities, net 1.1%		2,551
Net Assets 100.0%		$240,734

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$197,724	$0	$197,724
Illinois	0	18,591	0	18,591
Pennsylvania	0	2,389	0	2,389
Utah	0	4,782	0	4,782
Short-Term Instruments
Mutual Funds	2,488	0	0	2,488
Municipal Bonds & Notes	0	12,209	0	12,209
Total Investments	$2,488	$235,695	$0	$238,183

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
MUNICIPAL BONDS & NOTES 89.4%
ALABAMA 1.0%
Trussville, Alabama General Obligation Bonds, Series 2014 5.000% due 10/01/2034	$1,500	$1,730
CALIFORNIA 7.0%
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2035	1,900	2,174
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2005 0.000% due 06/01/2027 (a)	2,000	1,892
Los Angeles Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2020 5.000% due 10/01/2028	2,050	2,658
San Diego Convention Center Expansion Financing Authority, California Revenue Notes, Series 2020 1.267% due 04/15/2023	2,500	2,537
San Jose Financing Authority, California Revenue Bonds, Series 2013 5.000% due 06/01/2030	1,250	1,395
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,070	1,143
		11,799
CONNECTICUT 8.6%
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2027	2,325	2,785
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2026	3,075	3,760
5.000% due 01/01/2028	1,475	1,905
Connecticut State General Obligation Bonds, Series 2015
5.000% due 03/15/2028	950	1,119
5.000% due 11/15/2028	195	234
Connecticut State General Obligation Bonds, Series 2016 5.000% due 08/15/2028	1,625	2,000
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,647
		14,450
FLORIDA 3.6%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2035	1,945	2,500
Orange County, Florida School Board Certificates of Participation Bonds, Series 2017 5.000% due 08/01/2028	1,600	2,093
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,130	1,458
		6,051
ILLINOIS 12.4%
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.000% due 01/01/2028	540	591
5.500% due 01/01/2033	2,325	2,543
Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,865	2,058
5.000% due 01/01/2028	2,735	2,991
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,135
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	266
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	702
Cook County, Illinois High School District No 209 Proviso Township General Obligation Notes, (BAM Insured), Series 2017 5.000% due 12/01/2027	1,125	1,383
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	845
4.000% due 12/01/2030	1,020	1,181
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	535	585
4.000% due 12/01/2025	1,000	1,151
Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	912

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2020 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	542
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	811
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,664
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,337
		20,697
IOWA 1.7%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,357
4.000% due 06/01/2025	1,270	1,449
		2,806
KENTUCKY 7.2%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	327
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
2.000% due 02/01/2022	400	407
3.000% due 02/01/2025	425	464
3.000% due 02/01/2026	630	696
Grant County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2024	420	451
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,232
Jefferson County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 5.000% due 08/01/2027	1,945	2,420
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	308
Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
5.000% due 05/01/2022	775	823
5.000% due 05/01/2023	630	696
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,169
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,483
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,562
		12,038
LOUISIANA 9.5%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2024	2,075	2,430
5.000% due 10/01/2027	4,800	6,032
Louisiana Public Facilities Authority Revenue Notes, Series 2014 5.000% due 06/01/2022	1,265	1,347
Louisiana State General Obligation Bonds, Series 2016 5.000% due 08/01/2029	3,920	4,825
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,363
		15,997
MICHIGAN 5.9%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	215
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,302
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	403
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	242
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,451
5.000% due 05/01/2029	1,225	1,461
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	831
Lansing School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2012 5.000% due 05/01/2021	210	213
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	2,248
Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	785	928
Paw Paw Public Schools, Michigan General Obligation Bonds, (NPFGC/Q-SBLF Insured), Series 1998 5.000% due 05/01/2021	305	310

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2020 (Unaudited)

Rockford Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2022	200	212
		9,816
MINNESOTA 1.8%
Annandale Independent School District No 876, Minnesota General Obligation Notes, Series 2020 4.000% due 02/01/2023	1,085	1,168
Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019 5.000% due 02/01/2027	1,440	1,822
		2,990
MISSOURI 1.0%
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	341
Springfield, Missouri Revenue Notes, Series 2016 3.000% due 05/01/2023	1,250	1,321
		1,662
NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2030	215	234
New York City, New York Water & Sewer System Revenue Bonds, Series 2014 5.000% due 06/15/2035	1,600	1,841
		2,075
OHIO 2.6%
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	1,100	1,139
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,408
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	221
4.000% due 12/01/2024	200	227
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	251
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,167
		4,413
PENNSYLVANIA 10.4%
Cameron County, Pennsylvania School District General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2022	1,025	1,034
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	1,500	1,806
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,415
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 03/15/2027	1,825	2,176
5.000% due 08/15/2031	2,000	2,386
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,449
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2011 5.000% due 07/01/2032	525	536
Mid Valley School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2020 4.000% due 03/15/2025	1,315	1,490
Northern York County, Pennsylvania School District General Obligation Bonds, Series 2017 5.000% due 11/15/2029	1,320	1,395
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	3,116
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	245
Wyalusing Area School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2016 2.000% due 04/01/2021	430	432
		17,480
RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	1,080
SOUTH CAROLINA 0.8%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,278
SOUTH DAKOTA 0.8%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,261

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2020 (Unaudited)

TEXAS 11.4%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	895
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	563
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,351
Harris County, Texas Municipal Utility District No 290 General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2021	750	758
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
2.000% due 09/01/2021	235	238
3.000% due 09/01/2024	235	249
3.000% due 09/01/2025	235	249
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	952
3.000% due 09/01/2027	860	937
Houston, Texas General Obligation Bonds, Series 2012 5.000% due 03/01/2024	300	316
Houston, Texas General Obligation Bonds, Series 2019 5.000% due 03/01/2033	2,715	3,541
Jacksonville Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 02/15/2023	1,025	1,127
League City, Texas General Obligation Bonds, Series 2012 5.000% due 02/15/2030	295	297
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2027	900	955
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	331
Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 5.000% due 02/01/2033	2,370	2,583
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2013 5.000% due 08/15/2033	2,750	3,044
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	630
		19,016
VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	150	155
WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	484
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	596
WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,905
Total Municipal Bonds & Notes (Cost $141,829)		149,779
	SHARES
SHORT-TERM INSTRUMENTS 9.7%
MUTUAL FUNDS 9.7%
Fidelity Investments Money Market Government Portfolio, Class I 0.140% (c)	16,282,193	16,282
Total Short-Term Instruments (Cost $16,282)		16,282
Total Investments in Securities (Cost $158,111)		166,061
Total Investments 99.1% (Cost $158,111)		$166,061
Other Assets and Liabilities, net 0.9%		1,539
Net Assets 100.0%		$167,600

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,730	$0	$1,730
California	0	11,799	0	11,799
Connecticut	0	14,450	0	14,450
Florida	0	6,051	0	6,051
Illinois	0	20,697	0	20,697
Iowa	0	2,806	0	2,806
Kentucky	0	12,038	0	12,038
Louisiana	0	15,997	0	15,997
Michigan	0	9,816	0	9,816
Minnesota	0	2,990	0	2,990
Missouri	0	1,662	0	1,662
New York	0	2,075	0	2,075
Ohio	0	4,413	0	4,413
Pennsylvania	0	17,480	0	17,480
Rhode Island	0	1,080	0	1,080
South Carolina	0	1,278	0	1,278
South Dakota	0	1,261	0	1,261
Texas	0	19,016	0	19,016
Vermont	0	155	0	155
Washington	0	484	0	484
West Virginia	0	596	0	596
Wisconsin	0	1,905	0	1,905
Short-Term Instruments
Mutual Funds	16,282	0	0	16,282
Total Investments	$16,282	$149,779	$0	$166,061

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
MUNICIPAL BONDS & NOTES 85.1%
ALABAMA 0.4%
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013 5.000% due 01/01/2043	$1,000	$1,096
CALIFORNIA 7.7%
California Health Facilities Financing Authority Revenue Bonds, (NPFGC/CM Insured), Series 2005 5.000% due 04/01/2025	40	40
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,875	3,102
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,518
Dublin Unified School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2039 (a)	4,485	1,385
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	878
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013 5.000% due 06/01/2029	1,450	1,600
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007 0.731% (US0003M + 0.580%) due 09/01/2027 ~	1,000	988
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.681% (US0003M + 0.530%) due 12/01/2035 ~	3,050	2,849
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2021 (a)	8,500	8,500
		21,990
COLORADO 2.2%
University of Colorado Hospital Authority Revenue Bonds, Series 2012 5.000% due 11/15/2042	5,850	6,253
CONNECTICUT 9.2%
Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	5,403
5.000% due 09/01/2034	2,425	2,778
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2032	1,000	1,180
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,246
5.000% due 10/01/2037	5,710	7,225
5.000% due 01/01/2038	2,340	2,902
5.000% due 10/01/2038	4,370	5,516
		26,250
DISTRICT OF COLUMBIA 1.5%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	4,203
FLORIDA 2.9%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	6,264
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2012 5.000% due 07/01/2042	1,875	2,011
		8,275
HAWAII 1.6%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,477
ILLINOIS 16.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2011 5.750% due 01/01/2039	1,425	1,425
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,847
5.000% due 01/01/2046	1,340	1,511

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2020 (Unaudited)

Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,183
5.000% due 01/01/2036	2,925	3,443
5.000% due 01/01/2041	5,665	6,614
Chicago Park District, Illinois General Obligation Bonds, Series 2010 5.000% due 01/01/2027	1,500	1,500
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2029	920	949
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	574
5.750% due 01/01/2038	3,000	3,294
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	1,975	2,117
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	4,139
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,761
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,603
University of Illinois Revenue Bonds, Series 2011 5.125% due 04/01/2036	1,030	1,039
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,617
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	993
5.000% due 04/01/2044	3,900	4,281
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,227
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	935
		48,052
INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2008 5.000% due 11/01/2021	2,150	2,157
LOUISIANA 2.2%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2013 5.000% due 05/01/2043	3,700	4,115
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,145
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,125
		6,385
MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunites Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	630
MASSACHUSETTS 1.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	3,339
MICHIGAN 0.7%
Michigan State Building Authority Revenue Bonds, Series 2011
5.200% due 10/15/2031	550	572
5.375% due 10/15/2041	1,300	1,353
		1,925
NEVADA 2.5%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2012 5.000% due 06/01/2042	6,900	7,304
NEW YORK 7.3%
New York City, General Obligation Bonds, Series 2016 5.000% due 08/01/2038	2,800	3,371
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2011 5.250% due 07/15/2037	2,650	2,717
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 5.000% due 02/01/2042	1,190	1,245
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013 5.000% due 05/01/2034	5,035	5,547
New York State Dormitory Authority Revenue Bonds, Series 2011 5.000% due 10/01/2041	1,000	1,011
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 02/15/2040	2,000	2,094

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2020 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,805
		20,790
NORTH CAROLINA 1.7%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,806
OHIO 6.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012 5.000% due 02/15/2037	2,950	3,084
Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,140
Brunswick City School District, Ohio General Obligation Bonds, Series 2018 5.250% due 12/01/2048	3,000	3,366
Franklin County, Ohio Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,044
Kent State University, Ohio Revenue Bonds, Series 2012 5.000% due 05/01/2042	3,725	3,964
Ohio State General Obligation Bonds, Series 2013 4.500% due 06/15/2033	2,850	2,903
Ohio University Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,290	3,594
		19,095
PENNSYLVANIA 9.5%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,817
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,883
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	645	712
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,146
5.000% due 12/01/2044	6,465	7,355
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,177
5.000% due 12/01/2045	3,750	4,374
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	3,088
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2042	2,050	2,509
		27,061
TEXAS 3.8%
Boerne School District, Texas General Obligation Bonds, (PSF Insured), Series 2013 5.000% due 02/01/2043	2,615	2,748
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,172
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,200	2,286
Lower Colorado River Authority, Texas Revenue Bonds, Series 2011 5.000% due 05/15/2027	3,000	3,050
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2037	1,400	1,477
		10,733
UTAH 0.5%
Utah County, Utah Revenue Bonds, Series 2012 5.000% due 05/15/2043	1,375	1,399
VIRGINIA 1.0%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,788
WASHINGTON 4.8%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,715	1,905
Port of Seattle, Washington Revenue Bonds, Series 2010 5.000% due 06/01/2040	1,000	1,002
Port of Seattle, Washington Revenue Bonds, Series 2017 5.000% due 05/01/2042	4,000	4,724

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2020 (Unaudited)

Washington State General Obligation Bonds, Series 1999 0.000% due 01/01/2021 (a)	6,000	6,000
		13,631
Total Municipal Bonds & Notes (Cost $227,786)		242,639
	SHARES
SHORT-TERM INSTRUMENTS 14.0%
MUTUAL FUNDS 8.4%
Fidelity Investments Money Market Government Portfolio, Class I 0.140% (b)	23,985,711	23,986
	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 5.6%
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	$15,590	15,979
Total Municipal Bonds & Notes (Cost $15,966)		15,979
Total Short-Term Instruments (Cost $39,952)		39,965
Total Investments in Securities (Cost $267,738)		282,604
Total Investments 99.1% (Cost $267,738)		$282,604
Other Assets and Liabilities, net 0.9%		2,579
Net Assets 100.0%		$285,183

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,096	$0	$1,096
California	0	21,990	0	21,990
Colorado	0	6,253	0	6,253
Connecticut	0	26,250	0	26,250
District of Columbia	0	4,203	0	4,203
Florida	0	8,275	0	8,275
Hawaii	0	4,477	0	4,477
Illinois	0	48,052	0	48,052
Indiana	0	2,157	0	2,157
Louisiana	0	6,385	0	6,385
Maryland	0	630	0	630
Massachusetts	0	3,339	0	3,339
Michigan	0	1,925	0	1,925
Nevada	0	7,304	0	7,304
New York	0	20,790	0	20,790
North Carolina	0	4,806	0	4,806
Ohio	0	19,095	0	19,095
Pennsylvania	0	27,061	0	27,061
Texas	0	10,733	0	10,733
Utah	0	1,399	0	1,399
Virginia	0	2,788	0	2,788
Washington	0	13,631	0	13,631
Short-Term Instruments
Mutual Funds	23,986	0	0	23,986
Municipal Bonds & Notes	0	15,979	0	15,979
Total Investments	$23,986	$258,618	$0	$282,604
There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO High Yield Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
American Builders & Contractors Supply Co., Inc. 2.147% (LIBOR03M + 2.000%) due 01/15/2027 ~	$8,986	$8,915
APi Group DE, Inc.
2.647% (LIBOR03M + 2.500%) due 10/01/2026 ~	10,445	10,425
2.897% (LIBOR03M + 2.750%) due 10/01/2026 ~	5,400	5,403
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~	4,987	4,961
Brand Energy & Infrastructure Services, Inc. 5.250% (LIBOR03M + 4.250%) due 06/21/2024 ~	14,733	14,411
Caesars Resort Collection LLC 2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~	7,891	7,759
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~	9,681	9,638
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	17,363	17,334
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~	21,288	21,288
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~	5,452	5,466
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~	10,945	10,993
Diamond (BC) BV 3.147% - 3.214% (LIBOR03M + 3.000%) due 09/06/2024 ~	19,949	19,696
Diamond Sports Group LLC 3.400% (LIBOR03M + 3.250%) due 08/24/2026 ~	7,406	6,629
Dun & Bradstreet Corp. 3.898% (LIBOR03M + 3.750%) due 02/06/2026 ~	14,094	14,115
Emerald TopCo, Inc. 3.714% (LIBOR03M + 3.500%) due 07/24/2026 ~	6,073	6,020
Endo Luxembourg Finance Co. SARL 5.000% (LIBOR03M + 4.250%) due 04/29/2024 ~	14,910	14,728
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~	19,649	16,497
Flex Acquisition Co., Inc. 4.000% (LIBOR03M + 3.000%) due 12/29/2023 ~	29,623	29,538
Getty Images, Inc. 4.647% (LIBOR03M + 4.500%) due 02/19/2026 ~	16,613	16,426
Hearthside Food Solutions LLC 6.000% due 05/23/2025	1,995	2,003
Innophos, Inc. 3.647% (LIBOR03M + 3.500%) due 02/07/2027 «~	2,189	2,189
Intelsat Jackson Holdings S.A. 3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~	3,281	3,359
IRB Holding Corp. TBD% due 12/15/2027	13,900	13,919
Jaguar Holding Co. 3.500% (LIBOR03M + 2.500%) due 08/18/2022 ~	11,048	11,052
LBM Acquisition LLC
TBD% due 12/09/2027	7,400	7,411
TBD% due 12/09/2027 µ	1,644	1,647
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~	4,319	4,309
Nascar Holdings, Inc. 2.897% (LIBOR03M + 2.750%) due 10/19/2026 ~	6,572	6,555
Ortho-Clinical Diagnostics S.A. 3.398% (LIBOR03M + 3.250%) due 06/30/2025 ~	19,566	19,327
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~	21,121	20,800
Rackspace Hosting, Inc. 4.000% (LIBOR03M + 3.000%) due 11/03/2023 ~	14,884	14,890
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~	16,679	16,649
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~	51,060	51,322
Starfruit Finco BV 3.153% (LIBOR03M + 3.000%) due 10/01/2025 ~	11,546	11,435
Sunshine Luxembourg SARL 4.254% (LIBOR03M + 4.000%) due 10/01/2026 ~	29,725	29,849
Surgery Center Holdings, Inc. 4.250% (LIBOR03M + 3.250%) due 09/03/2024 ~	24,884	24,527
Team Health Holdings, Inc. 3.750% due 02/06/2024	4,987	4,495

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

TransDigm, Inc. 2.397% (LIBOR03M + 2.250%) due 12/09/2025 ~		10,303	10,122
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		30,181	30,093
Welbilt, Inc. 2.645% (LIBOR03M + 2.500%) due 10/23/2025 ~		11,042	10,509
WOOF Holdings,, Inc. 4.500% (LIBOR03M + 3.750%) due 12/16/2027 ~		7,600	7,609
Total Loan Participations and Assignments (Cost $539,188)			544,313
CORPORATE BONDS & NOTES 81.9%
BANKING & FINANCE 8.1%
Allied Universal Holdco LLC 6.625% due 07/15/2026		15,000	16,013
Ally Financial, Inc.
5.125% due 09/30/2024		10,000	11,536
8.000% due 11/01/2031		21,011	30,614
Barclays PLC
6.125% due 12/15/2025 •(d)(e)		8,000	8,640
7.750% due 09/15/2023 •(d)(e)		8,000	8,620
BNP Paribas S.A.
7.375% due 08/19/2025 •(d)		10,000	11,576
7.375% due 08/19/2025 •(d)(e)		7,500	8,682
CIT Group, Inc.
5.000% due 08/15/2022		10,250	10,880
5.000% due 08/01/2023		15,000	16,416
Credit Acceptance Corp. 5.125% due 12/31/2024		10,000	10,424
Credit Agricole S.A. 7.875% due 01/23/2024 •(d)(e)		20,000	22,786
Credit Suisse Group AG
6.250% due 12/18/2024 •(d)(e)		10,000	10,968
7.250% due 09/12/2025 •(d)(e)		2,000	2,252
7.500% due 07/17/2023 •(d)(e)		4,750	5,189
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028		6,500	7,187
ESH Hospitality, Inc.
4.625% due 10/01/2027		10,000	10,262
5.250% due 05/01/2025		10,000	10,265
Ford Motor Credit Co. LLC
0.172% due 12/01/2024 •	EUR	4,850	5,494
1.104% (US0003M + 0.880%) due 10/12/2021 ~		$1,100	1,087
2.979% due 08/03/2022		8,750	8,907
3.087% due 01/09/2023		20,000	20,386
3.096% due 05/04/2023		22,579	22,840
3.200% due 01/15/2021		1,300	1,303
3.336% due 03/18/2021		2,500	2,509
3.339% due 03/28/2022		400	405
3.370% due 11/17/2023		3,050	3,114
3.375% due 11/13/2025		10,000	10,253
3.664% due 09/08/2024		10,000	10,280
3.810% due 01/09/2024		3,000	3,079
3.813% due 10/12/2021		5,000	5,066
4.000% due 11/13/2030		20,000	21,064
4.125% due 08/17/2027		19,500	20,451
4.134% due 08/04/2025		17,500	18,386
4.140% due 02/15/2023		7,500	7,744
4.250% due 09/20/2022		10,000	10,338
4.271% due 01/09/2027		8,000	8,400
4.542% due 08/01/2026		5,000	5,344
5.113% due 05/03/2029		10,000	11,149
5.125% due 06/16/2025		10,000	10,885
5.584% due 03/18/2024		21,500	23,220
5.596% due 01/07/2022		12,000	12,434
5.750% due 02/01/2021		1,335	1,341
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		16,500	17,304
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025		9,250	10,030
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		13,271	13,636
HAT Holdings LLC 3.750% due 09/15/2030		11,750	12,249
Howard Hughes Corp.
5.375% due 03/15/2025		12,000	12,405
5.375% due 08/01/2028		9,875	10,639
Icahn Enterprises LP 5.250% due 05/15/2027		14,000	15,043
ING Groep NV 5.750% due 11/16/2026 •(d)(e)		10,000	10,877
Intesa Sanpaolo SpA
5.017% due 06/26/2024		15,250	16,690
5.710% due 01/15/2026		10,000	11,451

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

7.700% due 09/17/2025 •(d)(e)	5,000	5,688
iStar, Inc.
4.250% due 08/01/2025	7,000	6,930
4.750% due 10/01/2024	8,500	8,621
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(d)(e)	33,000	37,290
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029	5,000	5,122
4.500% due 09/01/2026	8,000	8,627
5.625% due 05/01/2024	10,000	10,880
5.750% due 02/01/2027	7,625	8,566
MPT Operating Partnership LP 3.500% due 03/15/2031	14,075	14,559
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	8,250	8,633
5.500% due 08/15/2028	12,000	12,652
Navient Corp.
6.125% due 03/25/2024	10,000	10,706
6.500% due 06/15/2022	10,000	10,607
6.625% due 07/26/2021	2,250	2,302
6.750% due 06/25/2025	5,000	5,444
7.250% due 01/25/2022	7,500	7,852
OneMain Finance Corp.
4.000% due 09/15/2030	8,500	8,830
5.375% due 11/15/2029	9,000	10,148
5.625% due 03/15/2023	10,875	11,697
6.125% due 05/15/2022	7,500	7,969
6.125% due 03/15/2024	8,500	9,297
6.625% due 01/15/2028	6,500	7,730
6.875% due 03/15/2025	10,250	11,922
7.125% due 03/15/2026	10,000	11,838
8.875% due 06/01/2025	10,000	11,331
Park Intermediate Holdings LLC
5.875% due 10/01/2028	2,750	2,934
7.500% due 06/01/2025	16,000	17,310
Provident Funding Associates LP 6.375% due 06/15/2025	7,000	7,201
Quicken Loans LLC
3.625% due 03/01/2029	3,500	3,577
3.875% due 03/01/2031	7,500	7,800
5.250% due 01/15/2028	10,750	11,496
RHP Hotel Properties LP
4.750% due 10/15/2027	10,000	10,367
5.000% due 04/15/2023	10,000	10,050
SBA Communications Corp.
3.875% due 02/15/2027	20,750	21,821
4.875% due 09/01/2024	5,000	5,135
SLM Corp. 5.125% due 04/05/2022	2,875	2,949
United Shore Financial Services LLC 5.500% due 11/15/2025	11,000	11,619
VICI Properties LP
3.750% due 02/15/2027	5,000	5,121
4.125% due 08/15/2030	10,000	10,569
4.625% due 12/01/2029	3,500	3,751
		965,054
INDUSTRIALS 66.5%
Academy Ltd. 6.000% due 11/15/2027	12,000	12,600
Acadia Healthcare Co., Inc.
5.500% due 07/01/2028	12,000	12,911
5.625% due 02/15/2023	8,500	8,543
6.500% due 03/01/2024	4,450	4,561
AdaptHealth LLC
4.625% due 08/01/2029 (a)	3,250	3,343
6.125% due 08/01/2028	10,425	11,220
Adient Global Holdings Ltd. 4.875% due 08/15/2026	18,200	18,723
Adient U.S. LLC
7.000% due 05/15/2026	2,050	2,233
9.000% due 04/15/2025	5,000	5,581
ADT Security Corp.
3.500% due 07/15/2022	2,000	2,056
4.125% due 06/15/2023	12,250	13,083
4.875% due 07/15/2032	14,220	15,375
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	17,500	18,539
AECOM 5.875% due 10/15/2024	7,000	7,824
Affinity Gaming 6.875% due 12/15/2027	7,750	8,128
Albertsons Cos., Inc.
3.250% due 03/15/2026	4,125	4,192
3.500% due 02/15/2023	2,875	2,950

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

3.500% due 03/15/2029		17,000	17,195
4.625% due 01/15/2027		12,000	12,778
4.875% due 02/15/2030		10,000	11,029
7.500% due 03/15/2026		12,000	13,451
Alcoa Nederland Holding BV
6.125% due 05/15/2028		3,500	3,830
6.750% due 09/30/2024		4,250	4,435
7.000% due 09/30/2026		3,000	3,201
Allison Transmission, Inc.
3.750% due 01/30/2031		7,750	7,944
4.750% due 10/01/2027		5,000	5,250
5.875% due 06/01/2029		5,000	5,544
Altice Financing S.A.
3.000% due 01/15/2028	EUR	5,000	5,899
7.500% due 05/15/2026		$13,500	14,263
Altice France Holding S.A.
6.000% due 02/15/2028		17,000	17,248
10.500% due 05/15/2027		2,000	2,249
Altice France S.A.
5.125% due 01/15/2029		16,000	16,590
5.500% due 01/15/2028		22,500	23,552
7.375% due 05/01/2026		20,250	21,338
8.125% due 02/01/2027		12,000	13,244
AMC Networks, Inc.
4.750% due 12/15/2022		1,667	1,673
4.750% due 08/01/2025		5,750	5,947
5.000% due 04/01/2024		7,500	7,631
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		17,500	18,142
5.875% due 05/15/2026		16,250	16,870
Amsted Industries, Inc.
4.625% due 05/15/2030		10,125	10,625
5.625% due 07/01/2027		2,625	2,798
ANGI Group LLC 3.875% due 08/15/2028		9,000	9,177
Antero Resources Corp. 8.375% due 07/15/2026 (a)		5,250	5,372
Apache Corp.
4.375% due 10/15/2028		10,000	10,425
4.625% due 11/15/2025		8,000	8,410
4.875% due 11/15/2027		12,500	13,269
Aramark Services, Inc.
4.750% due 06/01/2026		7,000	7,217
5.000% due 02/01/2028		8,000	8,440
6.375% due 05/01/2025		5,500	5,885
Arches Buyer, Inc. 4.250% due 06/01/2028		15,750	15,980
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		16,475	17,237
5.250% due 04/30/2025		5,000	5,282
5.250% due 08/15/2027		25,000	26,270
6.000% due 02/15/2025		2,272	2,357
Ascend Learning LLC 6.875% due 08/01/2025		15,000	15,486
Ascent Resources Utica Holdings LLC
7.000% due 11/01/2026		12,500	11,987
8.250% due 12/31/2028		8,150	8,150
ASGN, Inc. 4.625% due 05/15/2028		5,000	5,208
Ashland LLC 4.750% due 08/15/2022		2,682	2,814
Associated Materials LLC 9.000% due 09/01/2025		9,644	10,247
ATS Automation Tooling Systems, Inc. 4.125% due 12/15/2028		7,500	7,650
Avantor Funding, Inc. 4.625% due 07/15/2028		19,575	20,725
Avient Corp. 5.750% due 05/15/2025		10,000	10,638
Axalta Coating Systems LLC
3.375% due 02/15/2029		12,500	12,523
4.750% due 06/15/2027		12,500	13,312
B&G Foods, Inc. 5.250% due 09/15/2027		10,000	10,641
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		7,250	7,255
3.875% due 01/15/2028		10,000	10,173
4.000% due 10/15/2030		28,575	29,015
4.375% due 01/15/2028		5,000	5,158
5.750% due 04/15/2025		7,000	7,501
Ball Corp.
2.875% due 08/15/2030		15,000	14,981
5.250% due 07/01/2025		10,000	11,431
Bausch Health Americas, Inc.
8.500% due 01/31/2027		17,500	19,488
9.250% due 04/01/2026		12,500	13,954

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

Bausch Health Cos., Inc.
5.000% due 01/30/2028		10,000	10,318
5.250% due 01/30/2030		17,500	18,351
5.250% due 02/15/2031		7,500	7,849
5.500% due 11/01/2025		30,000	31,119
5.750% due 08/15/2027		10,125	10,878
6.125% due 04/15/2025		8,250	8,511
6.250% due 02/15/2029		18,500	20,122
7.000% due 03/15/2024		13,500	13,902
7.000% due 01/15/2028		10,000	11,009
7.250% due 05/30/2029		10,000	11,258
9.000% due 12/15/2025		9,000	9,972
BCD Acquisition, Inc. 9.625% due 09/15/2023		11,500	11,802
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		10,000	10,484
4.875% due 11/01/2025		40,750	41,792
Berry Global, Inc.
4.500% due 02/15/2026		5,250	5,378
4.875% due 07/15/2026		4,125	4,435
5.125% due 07/15/2023		2,210	2,240
5.625% due 07/15/2027		125	135
Black Knight InfoServ LLC 3.625% due 09/01/2028		7,000	7,175
Boise Cascade Co. 4.875% due 07/01/2030		8,750	9,488
Bombardier, Inc.
5.750% due 03/15/2022		7,000	7,149
6.125% due 01/15/2023		5,000	4,893
7.500% due 03/15/2025		12,500	11,609
7.875% due 04/15/2027		7,000	6,447
8.750% due 12/01/2021		20,000	20,833
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		17,150	17,697
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	5,000	6,486
7.125% due 10/02/2025		$10,000	10,869
Boyd Gaming Corp.
4.750% due 12/01/2027		6,000	6,245
6.000% due 08/15/2026		2,500	2,600
6.375% due 04/01/2026		10,000	10,402
Buckeye Partners LP
4.125% due 03/01/2025		10,000	10,138
4.500% due 03/01/2028		6,500	6,707
5.850% due 11/15/2043		2,500	2,464
Builders FirstSource, Inc.
5.000% due 03/01/2030		12,000	12,915
6.750% due 06/01/2027		7,000	7,602
BY Crown Parent LLC 4.250% due 01/31/2026		11,000	11,289
Cable One, Inc. 4.000% due 11/15/2030		7,425	7,727
Cablevision Lightpath LLC
3.875% due 09/15/2027		6,000	6,045
5.625% due 09/15/2028		7,000	7,337
Caesars Entertainment, Inc. 6.250% due 07/01/2025		11,750	12,528
Caesars Resort Collection LLC
5.250% due 10/15/2025		26,000	26,310
5.750% due 07/01/2025		7,125	7,558
Callon Petroleum Co. 6.125% due 10/01/2024		7,500	4,331
Camelot Finance S.A. 4.500% due 11/01/2026		12,230	12,788
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		8,875	9,169
Carnival Corp. 7.625% due 03/01/2026		15,750	17,189
Cars.com, Inc. 6.375% due 11/01/2028		8,000	8,512
Cascades, Inc.
5.125% due 01/15/2026		7,000	7,416
5.375% due 01/15/2028		10,000	10,647
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026		15,000	15,353
5.000% due 07/15/2027		9,000	9,520
CCO Holdings LLC
4.250% due 02/01/2031		25,000	26,378
4.500% due 08/15/2030		21,000	22,313
4.500% due 05/01/2032		25,000	26,724
4.750% due 03/01/2030		25,000	27,006
5.000% due 02/01/2028		15,000	15,877
5.125% due 05/01/2027		17,125	18,196
5.375% due 06/01/2029		15,500	17,010
5.500% due 05/01/2026		19,000	19,715
5.750% due 02/15/2026		15,000	15,496

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

5.875% due 05/01/2027	10,250	10,657
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	7,000	7,490
CDW LLC 3.250% due 02/15/2029	12,000	12,251
Cedar Fair LP 5.250% due 07/15/2029	7,500	7,734
Cenovus Energy, Inc.
4.250% due 04/15/2027	12,500	13,656
5.250% due 06/15/2037	4,290	4,857
5.375% due 07/15/2025	7,500	8,461
6.750% due 11/15/2039	20,000	26,443
Centene Corp.
3.375% due 02/15/2030	10,000	10,537
4.250% due 12/15/2027	7,075	7,516
4.625% due 12/15/2029	12,700	14,116
4.750% due 01/15/2025	4,500	4,623
5.375% due 06/01/2026	5,000	5,280
5.375% due 08/15/2026	7,500	7,941
Centennial Resource Production LLC
5.375% due 01/15/2026	5,000	3,500
6.875% due 04/01/2027	8,000	5,763
Central Garden & Pet Co.
4.125% due 10/15/2030	5,000	5,222
5.125% due 02/01/2028	5,000	5,335
CF Industries, Inc.
5.150% due 03/15/2034	20,000	24,622
5.375% due 03/15/2044	5,000	6,338
Change Healthcare Holdings LLC 5.750% due 03/01/2025	23,000	23,489
Chemours Co. 7.000% due 05/15/2025 (h)	10,000	10,376
Cheniere Energy Partners LP
4.500% due 10/01/2029	11,750	12,446
5.250% due 10/01/2025	14,000	14,381
5.625% due 10/01/2026	4,000	4,177
Cheniere Energy, Inc. 4.625% due 10/15/2028	18,750	19,711
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	10,000	10,463
Churchill Downs, Inc.
4.750% due 01/15/2028	17,000	17,932
5.500% due 04/01/2027	7,000	7,427
Cirsa Finance International SARL 7.875% due 12/20/2023	6,031	6,091
Clarios Global LP
6.250% due 05/15/2026	14,000	15,032
6.750% due 05/15/2025	7,000	7,553
8.500% due 05/15/2027	12,000	13,057
Clark Equipment Co. 5.875% due 06/01/2025	10,000	10,581
Clean Harbors, Inc.
4.875% due 07/15/2027	7,000	7,315
5.125% due 07/15/2029	5,000	5,477
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/2027	3,250	3,287
9.250% due 02/15/2024	10,000	10,151
Clearwater Paper Corp.
4.750% due 08/15/2028	10,000	10,369
5.375% due 02/01/2025	5,000	5,434
CNX Midstream Partners LP 6.500% due 03/15/2026	10,000	10,200
Colfax Corp.
6.000% due 02/15/2024	14,000	14,543
6.375% due 02/15/2026	7,250	7,751
CommScope Technologies LLC
5.000% due 03/15/2027	15,000	14,878
6.000% due 06/15/2025	13,000	13,310
CommScope, Inc.
6.000% due 03/01/2026	5,000	5,275
7.125% due 07/01/2028	12,000	12,801
8.250% due 03/01/2027	12,500	13,359
Community Health Systems, Inc.
5.625% due 03/15/2027	18,175	19,565
6.000% due 01/15/2029	3,825	4,137
6.625% due 02/15/2025	10,000	10,544
8.000% due 03/15/2026	10,000	10,785
8.625% due 01/15/2024	12,000	12,532
Comstock Resources, Inc.
7.500% due 05/15/2025	12,000	12,180
9.750% due 08/15/2026	11,000	11,813
Connect Finco SARL 6.750% due 10/01/2026	12,000	12,943
Constellium SE
5.625% due 06/15/2028	3,000	3,238
5.750% due 05/15/2024	5,000	5,120

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

5.875% due 02/15/2026	10,000	10,319
Continental Resources, Inc.
3.800% due 06/01/2024	10,000	10,319
4.375% due 01/15/2028	22,250	22,735
4.500% due 04/15/2023	1,402	1,448
4.900% due 06/01/2044	10,000	9,844
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	13,500	12,488
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	5,500	5,640
Core & Main LP 6.125% due 08/15/2025	49,150	50,901
Cornerstone Building Brands, Inc.
6.125% due 01/15/2029	12,000	12,772
8.000% due 04/15/2026	36,550	38,515
Coty, Inc. 6.500% due 04/15/2026	17,000	16,557
Crown Americas LLC
4.250% due 09/30/2026	8,050	8,887
4.500% due 01/15/2023	11,250	11,898
4.750% due 02/01/2026	7,000	7,287
CSC Holdings LLC
3.375% due 02/15/2031	15,250	14,983
4.125% due 12/01/2030	10,000	10,466
4.625% due 12/01/2030	16,000	16,722
5.250% due 06/01/2024	14,000	15,180
5.375% due 02/01/2028	5,000	5,350
5.500% due 05/15/2026	10,000	10,413
5.500% due 04/15/2027	12,000	12,732
5.750% due 01/15/2030	25,000	27,438
5.875% due 09/15/2022	6,000	6,364
6.500% due 02/01/2029	12,000	13,571
6.750% due 11/15/2021	12,000	12,562
DaVita, Inc.
3.750% due 02/15/2031	25,000	25,431
4.625% due 06/01/2030	21,000	22,273
DCP Midstream Operating LP
5.125% due 05/15/2029	11,500	12,774
5.375% due 07/15/2025	15,000	16,510
5.625% due 07/15/2027	4,600	5,111
Dell International LLC
5.875% due 06/15/2021	5,159	5,175
7.125% due 06/15/2024	7,250	7,526
Dell, Inc.
5.400% due 09/10/2040	4,950	5,594
6.500% due 04/15/2038	3,225	4,015
7.100% due 04/15/2028	2,405	3,169
Diamond Offshore Drilling, Inc. 7.875% due 08/15/2025 ^(c)	4,000	509
Diamond Resorts International, Inc. 7.750% due 09/01/2023	10,000	10,297
Diamond Sports Group LLC
5.375% due 08/15/2026	20,000	16,287
6.625% due 08/15/2027	10,000	6,063
DISH DBS Corp.
5.000% due 03/15/2023	15,000	15,506
5.875% due 07/15/2022	20,500	21,443
5.875% due 11/15/2024	15,000	15,750
6.750% due 06/01/2021	12,500	12,765
7.750% due 07/01/2026	12,250	13,729
DKT Finance ApS 9.375% due 06/17/2023	7,875	8,170
Dun & Bradstreet Corp.
6.875% due 08/15/2026	7,343	7,907
10.250% due 02/15/2027	3,600	4,067
Edgewell Personal Care Co.
4.700% due 05/24/2022	750	782
5.500% due 06/01/2028	10,000	10,761
Elanco Animal Health, Inc.
4.912% due 08/27/2021	6,985	7,155
5.272% due 08/28/2023	11,916	13,041
5.900% due 08/28/2028	10,000	11,831
Element Solutions, Inc. 3.875% due 09/01/2028	15,000	15,459
EMC Corp. 3.375% due 06/01/2023	5,000	5,252
Encana Corp. 6.500% due 08/15/2034	10,000	11,584
Endo Dac
6.000% due 06/30/2028	13,833	11,772
9.500% due 07/31/2027	10,265	11,478
Energizer Holdings, Inc.
4.375% due 03/31/2029	11,650	12,081
4.750% due 06/15/2028	10,000	10,538
7.750% due 01/15/2027	5,000	5,561

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

EnLink Midstream LLC
5.375% due 06/01/2029	2,500	2,436
5.625% due 01/15/2028	2,200	2,253
EnLink Midstream Partners LP
4.150% due 06/01/2025	12,625	12,404
4.400% due 04/01/2024	2,500	2,473
4.850% due 07/15/2026	5,000	4,856
5.450% due 06/01/2047	6,250	5,031
Entercom Media Corp.
6.500% due 05/01/2027	4,000	4,079
7.250% due 11/01/2024	10,000	9,994
EQM Midstream Partners LP
4.000% due 08/01/2024	17,000	17,540
4.125% due 12/01/2026	4,000	4,036
4.750% due 07/15/2023	11,610	12,228
5.500% due 07/15/2028	5,000	5,475
6.000% due 07/01/2025	2,500	2,741
6.500% due 07/01/2027	6,000	6,765
6.500% due 07/15/2048	5,000	5,195
EQT Corp.
3.000% due 10/01/2022	2,025	2,044
7.875% due 02/01/2025	15,000	17,102
EW Scripps Co. 5.125% due 05/15/2025	10,000	10,226
FAGE International S.A. 5.625% due 08/15/2026	6,000	6,171
Fairstone Financial, Inc. 7.875% due 07/15/2024	10,000	10,630
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	10,000	10,175
7.875% due 07/15/2026 (h)	20,000	21,066
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	10,250	10,769
4.375% due 08/01/2028	5,000	5,322
4.550% due 11/14/2024	4,000	4,378
4.625% due 08/01/2030	4,000	4,397
5.000% due 09/01/2027	10,000	10,635
5.250% due 09/01/2029	10,000	11,142
5.400% due 11/14/2034	27,250	34,148
Frontdoor, Inc. 6.750% due 08/15/2026	5,000	5,344
Gap, Inc.
8.375% due 05/15/2023	2,250	2,554
8.625% due 05/15/2025	10,000	11,168
8.875% due 05/15/2027	15,000	17,419
Garda World Security Corp. 4.625% due 02/15/2027	12,000	12,150
Gartner, Inc.
3.750% due 10/01/2030	7,000	7,359
4.500% due 07/01/2028	9,100	9,612
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	15,750	16,279
GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	10,215
4.000% due 08/01/2028	10,000	10,094
4.250% due 06/01/2025	6,000	6,236
Global Medical Response, Inc. 6.500% due 10/01/2025	20,000	20,925
goeasy Ltd. 5.375% due 12/01/2024	7,500	7,815
Graphic Packaging International LLC
3.500% due 03/15/2028	7,000	7,271
3.500% due 03/01/2029	6,500	6,658
4.125% due 08/15/2024	5,000	5,356
4.875% due 11/15/2022	5,000	5,255
Gray Television, Inc.
4.750% due 10/15/2030	5,000	5,084
5.875% due 07/15/2026	2,500	2,620
Griffon Corp. 5.750% due 03/01/2028	14,000	14,829
H-Food Holdings LLC 8.500% due 06/01/2026	20,000	20,980
Hanesbrands, Inc.
4.625% due 05/15/2024	8,000	8,395
4.875% due 05/15/2026	12,500	13,594
5.375% due 05/15/2025	6,000	6,356
Harsco Corp. 5.750% due 07/31/2027	5,875	6,224
Harvest Midstream LP 7.500% due 09/01/2028	10,250	10,929
HCA, Inc.
3.500% due 09/01/2030	23,375	24,844
5.375% due 02/01/2025	10,000	11,260
5.625% due 09/01/2028	10,600	12,540
5.875% due 05/01/2023	15,000	16,503
5.875% due 02/01/2029	10,000	12,067

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

8.360% due 04/15/2024	3,000	3,525
Herc Holdings, Inc. 5.500% due 07/15/2027	5,000	5,309
Hill-Rom Holdings, Inc.
4.375% due 09/15/2027	8,000	8,472
5.000% due 02/15/2025	4,000	4,123
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029	9,750	10,185
4.000% due 05/01/2031	9,025	9,539
4.875% due 01/15/2030	10,000	10,944
5.125% due 05/01/2026	9,750	10,091
5.375% due 05/01/2025	5,750	6,115
5.750% due 05/01/2028	5,250	5,719
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	7,250	7,687
Hologic, Inc. 3.250% due 02/15/2029	7,125	7,263
Howmet Aerospace, Inc.
5.125% due 10/01/2024	15,000	16,531
5.900% due 02/01/2027	5,000	5,906
5.950% due 02/01/2037	10,000	12,062
Hughes Satellite Systems Corp. 7.625% due 06/15/2021	10,000	10,263
iHeartCommunications, Inc.
4.750% due 01/15/2028	5,000	5,158
5.250% due 08/15/2027	15,000	15,738
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	15,000	15,581
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	5,000	5,315
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	5,500	6,070
Indigo Natural Resources LLC 6.875% due 02/15/2026	11,625	11,916
INEOS Group Holdings S.A. 5.625% due 08/01/2024	7,000	7,118
Innophos Holdings, Inc. 9.375% due 02/15/2028	10,000	10,981
Installed Building Products, Inc. 5.750% due 02/01/2028	7,500	8,014
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)	10,000	6,800
8.000% due 02/15/2024	15,000	15,381
International Game Technology PLC
5.250% due 01/15/2029	7,000	7,554
6.250% due 02/15/2022	5,745	5,942
6.250% due 01/15/2027	3,000	3,441
6.500% due 02/15/2025	15,000	16,808
IQVIA, Inc.
5.000% due 10/15/2026	20,000	20,987
5.000% due 05/15/2027	10,000	10,650
IRB Holding Corp. 7.000% due 06/15/2025	14,500	15,867
J2 Global, Inc. 4.625% due 10/15/2030	11,000	11,626
Jagged Peak Energy LLC 5.875% due 05/01/2026	15,250	15,829
Jaguar Holding Co.
4.625% due 06/15/2025	10,000	10,562
5.000% due 06/15/2028	10,000	10,688
JELD-WEN, Inc.
4.625% due 12/15/2025	14,250	14,594
4.875% due 12/15/2027	15,250	16,165
6.250% due 05/15/2025	5,500	5,968
Kaiser Aluminum Corp.
4.625% due 03/01/2028	8,000	8,314
6.500% due 05/01/2025	9,250	9,921
KAR Auction Services, Inc. 5.125% due 06/01/2025	10,000	10,303
KFC Holding Co.
4.750% due 06/01/2027	8,000	8,471
5.250% due 06/01/2026	14,950	15,539
Kraft Heinz Foods Co.
3.875% due 05/15/2027	7,250	7,819
4.250% due 03/01/2031	10,000	11,154
4.375% due 06/01/2046	11,000	11,902
4.625% due 01/30/2029	1,000	1,144
4.875% due 10/01/2049	5,000	5,833
5.000% due 07/15/2035	12,000	14,552
5.000% due 06/04/2042	36,475	42,797
5.200% due 07/15/2045	37,000	43,997
5.500% due 06/01/2050	10,250	12,944
6.875% due 01/26/2039	1,134	1,573
Kronos Acquisition Holdings, Inc. 5.000% due 12/31/2026	4,750	4,964

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

L Brands, Inc.
6.625% due 10/01/2030	15,000	16,716
6.875% due 07/01/2025	7,000	7,611
6.875% due 11/01/2035	22,375	25,158
LABL Escrow Issuer LLC 6.750% due 07/15/2026	14,125	15,323
Lamar Media Corp.
3.750% due 02/15/2028	5,565	5,730
4.875% due 01/15/2029	5,000	5,325
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	4,000	4,180
4.875% due 11/01/2026	10,750	11,257
4.875% due 05/15/2028	10,000	11,181
Legacy LifePoint Health LLC
4.375% due 02/15/2027	10,000	10,175
6.750% due 04/15/2025	4,000	4,305
Lennar Corp.
5.000% due 06/15/2027	15,000	17,700
5.250% due 06/01/2026	10,000	11,869
5.375% due 10/01/2022	9,500	10,207
Level 3 Financing, Inc.
3.625% due 01/15/2029	5,000	4,997
4.250% due 07/01/2028	9,250	9,514
5.250% due 03/15/2026	15,000	15,518
5.375% due 01/15/2024	6,000	6,069
5.375% due 05/01/2025	10,000	10,303
Levi Strauss & Co. 5.000% due 05/01/2025	10,000	10,263
LifePoint Health, Inc. 5.375% due 01/15/2029	4,250	4,252
Live Nation Entertainment, Inc.
4.750% due 10/15/2027	3,000	3,084
4.875% due 11/01/2024	5,000	5,070
6.500% due 05/15/2027	10,750	12,038
LogMeIn, Inc. 5.500% due 09/01/2027	10,000	10,488
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	10,000	10,225
Manitowoc Co., Inc. 9.000% due 04/01/2026	2,600	2,813
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	7,000	7,130
6.125% due 09/15/2025	2,450	2,615
6.500% due 09/15/2026	7,500	7,850
Masonite International Corp. 5.375% due 02/01/2028	12,000	12,905
Matador Resources Co. 5.875% due 09/15/2026	10,000	9,813
Match Group Holdings LLC 4.625% due 06/01/2028	15,000	15,750
Mattel, Inc.
5.875% due 12/15/2027	8,000	8,905
6.750% due 12/31/2025	5,000	5,282
Matthews International Corp. 5.250% due 12/01/2025	10,000	10,136
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	24,750	25,274
MDC Holdings, Inc. 6.000% due 01/15/2043	9,000	12,082
MEG Energy Corp.
7.000% due 03/31/2024	4,575	4,632
7.125% due 02/01/2027	17,125	17,724
MGM Resorts International
4.625% due 09/01/2026	10,000	10,601
5.500% due 04/15/2027	3,164	3,531
5.750% due 06/15/2025	5,087	5,634
6.000% due 03/15/2023	6,000	6,450
7.750% due 03/15/2022	20,000	21,337
Moog, Inc. 4.250% due 12/15/2027	18,850	19,580
Motion Bondco DAC 6.625% due 11/15/2027	8,000	8,390
MPH Acquisition Holdings LLC 5.750% due 11/01/2028	20,000	19,575
MSCI, Inc.
3.625% due 09/01/2030	4,000	4,187
3.875% due 02/15/2031	9,250	9,793
4.000% due 11/15/2029	10,000	10,667
5.375% due 05/15/2027	4,000	4,280
Murphy Oil USA, Inc. 4.750% due 09/15/2029	7,125	7,596
Nabors Industries, Inc. 9.000% due 02/01/2025	4,725	4,512
NCL Corp. Ltd.
5.875% due 03/15/2026	8,775	9,263
10.250% due 02/01/2026	5,000	5,863

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

NCR Corp.
5.000% due 10/01/2028		7,000	7,398
5.250% due 10/01/2030		5,500	5,909
5.750% due 09/01/2027		4,000	4,258
8.125% due 04/15/2025		3,000	3,345
Netflix, Inc.
3.625% due 06/15/2030	EUR	4,000	5,573
4.375% due 11/15/2026		$20,000	22,212
4.875% due 04/15/2028		12,500	14,117
4.875% due 06/15/2030		7,500	8,639
5.375% due 11/15/2029		7,000	8,260
5.500% due 02/15/2022		1,000	1,048
5.875% due 11/15/2028		5,000	6,003
6.375% due 05/15/2029		5,000	6,181
Newell Brands, Inc. 4.875% due 06/01/2025		12,000	13,219
Nexstar Broadcasting, Inc.
4.750% due 11/01/2028		10,000	10,481
5.625% due 07/15/2027		15,000	16,092
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,250	4,553
4.250% due 09/15/2024		91	97
4.500% due 09/15/2027		11,500	12,900
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (h)		15,000	15,422
Nielsen Finance LLC
5.000% due 04/15/2022		6,159	6,181
5.625% due 10/01/2028		7,200	7,837
5.875% due 10/01/2030		10,000	11,331
Noble Corp. 15.000% due 02/16/2028 «		2,342	2,342
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(c)		12,000	4,843
Northriver Midstream Finance LP 5.625% due 02/15/2026		16,300	16,865
Nouryon Holding BV
6.500% due 10/01/2026	EUR	18,000	23,274
8.000% due 10/01/2026		$26,750	28,472
Novelis Corp.
4.750% due 01/30/2030		24,000	25,902
5.875% due 09/30/2026		24,125	25,241
Nufarm Australia Ltd. 5.750% due 04/30/2026		10,000	10,311
NuStar Logistics LP
5.750% due 10/01/2025		9,000	9,599
6.375% due 10/01/2030		7,500	8,510
Occidental Petroleum Corp.
1.671% (US0003M + 1.450%) due 08/15/2022 ~		50,575	49,583
2.700% due 02/15/2023		5,250	5,255
2.900% due 08/15/2024		12,750	12,291
3.200% due 08/15/2026		2,990	2,801
3.400% due 04/15/2026		7,500	7,165
3.500% due 06/15/2025		10,000	9,672
4.300% due 08/15/2039		10,000	8,455
4.400% due 04/15/2046		5,000	4,366
4.400% due 08/15/2049		10,000	8,447
4.625% due 06/15/2045		11,110	9,712
5.500% due 12/01/2025 (f)		10,000	10,445
5.550% due 03/15/2026		11,535	12,058
5.875% due 09/01/2025		8,000	8,532
6.125% due 01/01/2031 (f)		2,000	2,145
6.375% due 09/01/2028		6,500	6,886
6.450% due 09/15/2036		12,500	13,106
6.600% due 03/15/2046		12,500	12,711
6.625% due 09/01/2030		11,750	12,775
6.950% due 07/01/2024		1,000	1,083
7.500% due 05/01/2031		5,000	5,588
8.000% due 07/15/2025		4,500	5,134
8.875% due 07/15/2030		11,975	14,078
ON Semiconductor Corp. 3.875% due 09/01/2028		11,000	11,371
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		32,000	33,820
7.375% due 06/01/2025		10,000	10,669
Outfront Media Capital LLC
4.625% due 03/15/2030		5,000	5,117
5.000% due 08/15/2027		15,000	15,288
6.250% due 06/15/2025		7,500	7,927
Ovintiv Exploration, Inc.
5.375% due 01/01/2026		7,000	7,517
5.625% due 07/01/2024		5,000	5,370
Ovintiv, Inc. 6.500% due 02/01/2038		2,500	2,794
P&L Development LLC 7.750% due 11/15/2025		6,750	7,273

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

Pactiv LLC 7.950% due 12/15/2025		10,972	12,603
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		23,218	25,222
Park-Ohio Industries, Inc. 6.625% due 04/15/2027		7,500	7,781
PDC Energy, Inc.
5.750% due 05/15/2026		13,500	13,964
6.125% due 09/15/2024		3,000	3,088
Performance Food Group, Inc.
5.500% due 06/01/2024		7,000	7,053
5.500% due 10/15/2027		12,000	12,682
6.875% due 05/01/2025		3,500	3,760
PetSmart, Inc.
5.875% due 06/01/2025		11,254	11,585
7.125% due 03/15/2023		30,000	30,027
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		11,500	12,274
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		5,000	5,357
Pilgrim's Pride Corp.
5.750% due 03/15/2025		15,000	15,418
5.875% due 09/30/2027		5,000	5,429
PM General Purchaser LLC 9.500% due 10/01/2028		14,500	16,077
Post Holdings, Inc.
4.625% due 04/15/2030		20,350	21,433
5.000% due 08/15/2026		25,000	25,856
5.500% due 12/15/2029		9,750	10,652
5.625% due 01/15/2028		15,000	16,003
5.750% due 03/01/2027		20,000	21,212
PQ Corp. 5.750% due 12/15/2025		3,750	3,855
Precision Drilling Corp. 7.750% due 12/15/2023		7,000	6,453
Presidio Holdings, Inc. 4.875% due 02/01/2027		10,000	10,625
Prestige Brands, Inc.
5.125% due 01/15/2028		5,125	5,474
6.375% due 03/01/2024		4,250	4,351
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		15,000	15,963
Prime Security Services Borrower LLC
3.375% due 08/31/2027		10,000	9,938
5.250% due 04/15/2024		12,000	12,825
5.750% due 04/15/2026		11,125	12,196
6.250% due 01/15/2028 (h)		14,000	15,050
Qorvo, Inc.
3.375% due 04/01/2031		10,000	10,338
4.375% due 10/15/2029		20,000	22,039
QualityTech LP 3.875% due 10/01/2028		8,200	8,374
Radiate Holdco LLC
4.500% due 09/15/2026		15,000	15,506
6.500% due 09/15/2028		15,000	15,778
Range Resources Corp.
4.875% due 05/15/2025		3,000	2,839
5.000% due 03/15/2023		2,242	2,190
9.250% due 02/01/2026		3,500	3,663
Rattler Midstream LP 5.625% due 07/15/2025		4,575	4,841
Rayonier AM Products, Inc. 7.625% due 01/15/2026		5,000	5,220
RBS Global, Inc. 4.875% due 12/15/2025		20,000	20,450
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		21,375	22,858
6.875% due 11/15/2026	EUR	8,250	10,944
8.250% due 11/15/2026		$21,125	23,079
Revlon Consumer Products Corp. 6.250% due 08/01/2024		5,600	1,974
Reynolds Group Issuer, Inc.
4.000% due 10/15/2027		26,575	27,273
5.125% due 07/15/2023		397	402
Rite Aid Corp.
7.500% due 07/01/2025		8,100	8,469
8.000% due 11/15/2026		6,750	7,228
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	3,304
4.800% due 05/15/2030		6,000	6,176
4.950% due 07/15/2029		11,750	12,243
6.875% due 04/15/2040		5,000	5,467
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,750	2,320
5.750% due 10/15/2027		$7,000	7,761
5.750% due 10/15/2027	GBP	1,750	2,656

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		$10,000	10,862
RP Escrow Issuer LLC 5.250% due 12/15/2025		6,600	6,911
Sabre GLBL, Inc.
5.250% due 11/15/2023		7,000	7,105
7.375% due 09/01/2025		7,250	7,877
9.250% due 04/15/2025		6,500	7,743
Scientific Games International, Inc.
5.000% due 10/15/2025		5,000	5,166
7.000% due 05/15/2028		7,000	7,538
Scotts Miracle-Gro Co. 5.250% due 12/15/2026		10,000	10,586
Scripps Escrow, Inc.
3.875% due 01/15/2029		8,000	8,355
5.875% due 07/15/2027		5,750	6,014
Seagate HDD Cayman
3.125% due 07/15/2029		5,750	5,761
3.375% due 07/15/2031		10,050	10,123
Sealed Air Corp.
4.000% due 12/01/2027		5,000	5,350
4.875% due 12/01/2022		5,000	5,253
5.125% due 12/01/2024		10,000	10,931
5.250% due 04/01/2023		4,000	4,265
6.875% due 07/15/2033		8,710	11,524
Select Medical Corp. 6.250% due 08/15/2026		20,000	21,569
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,813
5.000% due 10/01/2025		5,000	5,572
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		24,000	24,990
Sensata Technologies, Inc.
3.750% due 02/15/2031		14,000	14,530
4.375% due 02/15/2030		5,000	5,391
ServiceMaster Co. LLC 7.250% due 03/01/2038		2,000	2,169
Sigma Holdco BV
5.750% due 05/15/2026	EUR	10,500	12,731
7.875% due 05/15/2026		$31,000	31,847
Signature Aviation U.S. Holdings, Inc. 5.375% due 05/01/2026		7,000	7,193
Silgan Holdings, Inc. 4.125% due 02/01/2028		12,000	12,495
Simmons Foods, Inc.
5.750% due 11/01/2024		12,500	12,797
7.750% due 01/15/2024		2,500	2,612
Sinclair Television Group, Inc.
4.125% due 12/01/2030		13,750	14,108
5.125% due 02/15/2027		7,000	7,136
5.500% due 03/01/2030		8,000	8,354
5.875% due 03/15/2026		3,000	3,095
Sirius XM Radio, Inc.
4.125% due 07/01/2030		15,000	15,984
5.000% due 08/01/2027		5,000	5,320
Southwestern Energy Co.
7.500% due 04/01/2026		12,000	12,606
7.750% due 10/01/2027		4,000	4,326
Spectrum Brands, Inc.
5.000% due 10/01/2029		10,000	10,764
5.750% due 07/15/2025		11,000	11,372
6.125% due 12/15/2024		8,000	8,195
Speedway Motorsports LLC 4.875% due 11/01/2027		12,500	12,406
Spirit AeroSystems, Inc.
5.500% due 01/15/2025		5,250	5,545
7.500% due 04/15/2025		10,200	10,959
SPX FLOW, Inc. 5.875% due 08/15/2026		20,000	20,962
Standard Industries, Inc.
3.375% due 01/15/2031		25,375	25,534
4.375% due 07/15/2030		15,500	16,605
4.750% due 01/15/2028		15,000	15,806
5.000% due 02/15/2027		14,875	15,572
Staples, Inc.
7.500% due 04/15/2026		23,500	24,580
10.750% due 04/15/2027		7,000	6,974
Station Casinos LLC
4.500% due 02/15/2028		8,000	8,075
5.000% due 10/01/2025		9,500	9,628
Stericycle, Inc. 3.875% due 01/15/2029		8,000	8,230
Stevens Holding Co., Inc. 6.125% due 10/01/2026		15,000	16,253
Sunoco LP
4.500% due 05/15/2029		8,250	8,595

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

5.500% due 02/15/2026	5,125	5,271
5.875% due 03/15/2028	5,000	5,418
Switch Ltd. 3.750% due 09/15/2028	12,250	12,457
Syneos Health, Inc. 3.625% due 01/15/2029	10,000	10,046
T-Mobile USA, Inc.
4.000% due 04/15/2022	1,000	1,034
4.500% due 02/01/2026	10,000	10,242
4.750% due 02/01/2028	8,250	8,878
6.500% due 01/15/2026	17,000	17,616
Team Health Holdings, Inc. 6.375% due 02/01/2025	14,000	12,110
TEGNA, Inc.
4.625% due 03/15/2028	10,000	10,244
4.750% due 03/15/2026	5,000	5,345
5.000% due 09/15/2029	17,000	17,975
5.500% due 09/15/2024 (h)	3,462	3,524
Teine Energy Ltd. 6.875% due 09/30/2022	7,000	7,007
Teleflex, Inc.
4.250% due 06/01/2028	15,000	15,919
4.875% due 06/01/2026	6,250	6,530
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	11,200	11,981
Tempo Acquisition LLC
5.750% due 06/01/2025	7,500	7,997
6.750% due 06/01/2025	20,000	20,696
Tempur Sealy International, Inc.
5.500% due 06/15/2026	3,000	3,126
5.625% due 10/15/2023	5,556	5,667
Tenet Healthcare Corp.
4.625% due 07/15/2024	10,000	10,260
4.625% due 09/01/2024	9,375	9,689
4.625% due 06/15/2028	10,000	10,494
4.875% due 01/01/2026	4,625	4,844
5.125% due 05/01/2025	19,000	19,394
5.125% due 11/01/2027	5,000	5,306
6.125% due 10/01/2028	30,000	31,366
6.250% due 02/01/2027	7,250	7,695
6.750% due 06/15/2023	24,000	25,843
6.875% due 11/15/2031	500	529
7.500% due 04/01/2025	10,000	10,939
Tennant Co. 5.625% due 05/01/2025	10,000	10,438
Terex Corp. 5.625% due 02/01/2025	10,000	10,320
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	3,636	3,634
3.150% due 10/01/2026	20,000	19,263
4.100% due 10/01/2046	20,000	17,850
TransDigm, Inc.
5.500% due 11/15/2027	28,000	29,478
6.250% due 03/15/2026	17,000	18,126
6.375% due 06/15/2026	11,000	11,406
6.500% due 07/15/2024	12,750	13,000
8.000% due 12/15/2025	6,000	6,646
Transocean Guardian Ltd. 5.875% due 01/15/2024	11,369	9,578
Transocean Pontus Ltd. 6.125% due 08/01/2025 (h)	6,435	6,133
TreeHouse Foods, Inc. 6.000% due 02/15/2024	5,000	5,107
TripAdvisor, Inc. 7.000% due 07/15/2025	5,875	6,356
Triumph Group, Inc.
5.250% due 06/01/2022	1,500	1,433
6.250% due 09/15/2024	7,000	6,956
7.750% due 08/15/2025	7,000	6,423
8.875% due 06/01/2024	11,000	12,093
Trivium Packaging Finance BV 5.500% due 08/15/2026	10,000	10,594
Twitter, Inc. 3.875% due 12/15/2027	8,000	8,530
U.S. Concrete, Inc.
5.125% due 03/01/2029	5,000	5,159
6.375% due 06/01/2024	4,000	4,108
U.S. Foods, Inc.
5.875% due 06/15/2024	15,925	16,174
6.250% due 04/15/2025	12,000	12,841
United Rentals North America, Inc.
3.875% due 02/15/2031	7,250	7,619
4.000% due 07/15/2030	12,500	13,172
4.875% due 01/15/2028	10,000	10,663
5.500% due 05/15/2027	10,000	10,731
5.875% due 09/15/2026	5,000	5,299

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

Univar Solutions USA, Inc. 5.125% due 12/01/2027	12,500	13,224
Univision Communications, Inc.
5.125% due 02/15/2025	30,000	30,281
6.625% due 06/01/2027	16,250	17,481
9.500% due 05/01/2025	3,000	3,353
UPC Holding BV 5.500% due 01/15/2028	20,000	21,137
USA Compression Partners LP
6.875% due 04/01/2026	5,000	5,234
6.875% due 09/01/2027	3,500	3,742
Valvoline, Inc.
3.625% due 06/15/2031 (a)	11,000	11,327
4.375% due 08/15/2025	10,000	10,333
VeriSign, Inc.
4.625% due 05/01/2023	5,000	5,053
5.250% due 04/01/2025	5,000	5,691
Veritas US, Inc. 7.500% due 09/01/2025	15,000	15,412
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027	12,050	12,796
ViaSat, Inc.
5.625% due 09/15/2025	10,000	10,241
5.625% due 04/15/2027	1,500	1,578
6.500% due 07/15/2028	8,000	8,670
Videotron Ltd. 5.000% due 07/15/2022	10,000	10,531
Viking Cruises Ltd. 13.000% due 05/15/2025	10,000	11,969
Virgin Media Finance PLC 5.000% due 07/15/2030	12,000	12,465
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	13,598
5.500% due 08/15/2026	10,000	10,406
5.500% due 05/15/2029	10,000	10,853
Vmed O2 UK Financing PLC 4.250% due 01/31/2031	14,900	15,260
Waste Pro USA, Inc. 5.500% due 02/15/2026	5,000	5,127
WESCO Distribution, Inc.
5.375% due 12/15/2021	3,000	3,003
5.375% due 06/15/2024	10,000	10,275
7.125% due 06/15/2025	18,000	19,821
7.250% due 06/15/2028	18,000	20,497
West Street Merger Sub, Inc. 6.375% due 09/01/2025	31,000	31,833
Western Midstream Operating LP
4.100% due 02/01/2025	14,000	14,450
5.050% due 02/01/2030	20,000	22,277
5.375% due 06/01/2021	5,000	5,050
5.450% due 04/01/2044	15,000	15,197
6.250% due 02/01/2050	32,500	35,808
White Cap Buyer LLC 6.875% due 10/15/2028	14,000	14,954
Williams Scotsman International, Inc. 4.625% due 08/15/2028	8,875	9,202
WMG Acquisition Corp.
3.000% due 02/15/2031	20,000	19,669
3.875% due 07/15/2030	15,000	15,966
WPX Energy, Inc.
4.500% due 01/15/2030	10,000	10,615
5.250% due 09/15/2024	1,753	1,914
5.250% due 10/15/2027	15,000	15,920
5.750% due 06/01/2026	5,000	5,264
5.875% due 06/15/2028	7,750	8,458
WR Grace & Co-Conn
4.875% due 06/15/2027	10,000	10,618
5.625% due 10/01/2024	9,000	9,742
Wyndham Destinations, Inc.
4.625% due 03/01/2030	12,500	13,240
6.625% due 07/31/2026	10,000	11,462
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	10,000	10,409
Wynn Las Vegas LLC
5.250% due 05/15/2027	10,000	10,326
5.500% due 03/01/2025	15,000	15,700
Wynn Macau Ltd. 5.125% due 12/15/2029	5,000	5,115
Wynn Resorts Finance LLC 5.125% due 10/01/2029	8,000	8,390
XPO Logistics, Inc.
6.250% due 05/01/2025	17,500	18,865
6.500% due 06/15/2022	9,000	9,046
Yum Brands, Inc. 3.625% due 03/15/2031	12,500	12,651

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

Yum! Brands, Inc.
4.750% due 01/15/2030	7,000	7,686
6.875% due 11/15/2037	5,250	6,769
7.750% due 04/01/2025	2,000	2,218
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	20,000	20,076
6.125% due 03/01/2028	15,000	15,888
Ziggo Bond Co. BV 5.125% due 02/28/2030	10,950	11,569
Ziggo BV
4.875% due 01/15/2030	15,000	15,797
5.500% due 01/15/2027	21,555	22,538
		7,967,980
UTILITIES 7.3%
Antero Midstream Partners LP
5.375% due 09/15/2024	10,000	9,775
5.750% due 03/01/2027	5,000	4,922
Archrock Partners LP 6.250% due 04/01/2028	5,000	5,217
Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	8,080
7.625% due 12/15/2025	7,500	8,006
Calpine Corp.
3.750% due 03/01/2031	15,000	14,883
4.500% due 02/15/2028	7,750	8,072
4.625% due 02/01/2029	3,500	3,604
5.000% due 02/01/2031	10,000	10,465
5.125% due 03/15/2028	10,000	10,534
5.250% due 06/01/2026	9,129	9,458
CenturyLink, Inc.
4.000% due 02/15/2027	6,325	6,539
4.500% due 01/15/2029	3,750	3,823
5.125% due 12/15/2026	3,000	3,172
5.800% due 03/15/2022	14,000	14,621
6.450% due 06/15/2021	10,750	10,978
7.500% due 04/01/2024	10,000	11,338
Clearway Energy Operating LLC
4.750% due 03/15/2028	14,500	15,565
5.000% due 09/15/2026	10,000	10,386
Covanta Holding Corp.
5.000% due 09/01/2030	5,000	5,356
5.875% due 07/01/2025	10,000	10,436
6.000% due 01/01/2027	5,000	5,270
Crestwood Midstream Partners LP 5.625% due 05/01/2027	12,125	12,026
CrownRock LP 5.625% due 10/15/2025	20,000	20,437
Embarq Corp. 7.995% due 06/01/2036	7,500	9,265
Endeavor Energy Resources LP
5.500% due 01/30/2026	5,000	5,140
5.750% due 01/30/2028	24,000	25,925
6.625% due 07/15/2025	7,050	7,554
FirstEnergy Corp.
2.250% due 09/01/2030	10,000	9,680
3.400% due 03/01/2050	2,275	2,187
Frontier Communications Corp.
5.000% due 05/01/2028	6,400	6,684
5.875% due 10/15/2027	9,175	9,938
6.750% due 05/01/2029	10,750	11,523
Genesis Energy LP
6.250% due 05/15/2026	5,000	4,709
6.500% due 10/01/2025	2,000	1,949
7.750% due 02/01/2028	2,000	1,917
8.000% due 01/15/2027	7,350	7,332
NGL Energy Partners LP 6.125% due 03/01/2025	5,000	3,181
NRG Energy, Inc.
3.375% due 02/15/2029	8,750	8,975
3.625% due 02/15/2031	8,250	8,503
5.250% due 06/15/2029	7,500	8,267
6.625% due 01/15/2027	14,250	15,069
NSG Holdings LLC 7.750% due 12/15/2025	15,126	16,088
Pacific Gas & Electric Co.
2.500% due 02/01/2031	3,000	3,008
3.300% due 08/01/2040	1,800	1,799
3.500% due 08/01/2050	3,600	3,586
Parsley Energy LLC
4.125% due 02/15/2028	12,000	12,742
5.250% due 08/15/2025	5,000	5,220
5.375% due 01/15/2025	5,000	5,151
5.625% due 10/15/2027	13,000	14,248

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

PBF Holding Co. LLC 9.250% due 05/15/2025	7,000	6,875
PG&E Corp.
5.000% due 07/01/2028	5,000	5,332
5.250% due 07/01/2030	10,000	11,013
Sprint Capital Corp.
6.875% due 11/15/2028	14,000	18,485
8.750% due 03/15/2032	25,000	39,609
Sprint Communications, Inc. 6.000% due 11/15/2022	10,000	10,838
Sprint Corp.
7.125% due 06/15/2024	20,000	23,413
7.250% due 09/15/2021	11,000	11,459
7.625% due 02/15/2025	25,000	29,943
7.875% due 09/15/2023	45,000	52,157
Talen Energy Supply LLC
6.500% due 06/01/2025	10,000	8,181
6.625% due 01/15/2028	3,000	3,144
7.250% due 05/15/2027	7,125	7,600
7.625% due 06/01/2028	5,000	5,397
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	2,040
5.500% due 01/15/2028	10,000	10,242
6.000% due 12/31/2030	4,125	4,263
7.500% due 10/01/2025	4,250	4,596
Targa Resources Partners LP
4.250% due 11/15/2023	10,000	10,076
4.875% due 02/01/2031	12,500	13,581
5.000% due 01/15/2028	12,000	12,689
5.500% due 03/01/2030	12,500	13,583
5.875% due 04/15/2026	15,000	15,931
6.500% due 07/15/2027	7,000	7,613
6.875% due 01/15/2029	10,000	11,281
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	12,323
7.200% due 07/18/2036	5,000	6,762
Telecom Italia SpA 5.303% due 05/30/2024	10,000	10,890
TerraForm Power Operating LLC
4.250% due 01/31/2023	10,000	10,356
4.750% due 01/15/2030	7,500	8,042
5.000% due 01/31/2028	15,000	16,883
Transocean Poseidon Ltd. 6.875% due 02/01/2027	6,000	5,475
Transocean Proteus Ltd. 6.250% due 12/01/2024	5,100	4,813
Vistra Operations Co. LLC
5.000% due 07/31/2027	5,125	5,438
5.500% due 09/01/2026	5,000	5,217
5.625% due 02/15/2027	10,000	10,651
		868,794
Total Corporate Bonds & Notes (Cost $9,205,539)		9,801,828
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
0.625% due 08/15/2030	25,000	24,363
2.125% due 09/30/2024 (j)	36,500	39,074
2.625% due 03/31/2025 (j)(l)	110,000	120,858
Total U.S. Treasury Obligations (Cost $176,181)		184,295
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 2.875% due 10/25/2035 ^~	20	18
Countrywide Home Loan Mortgage Pass-Through Trust 2.780% due 02/20/2036 ^~	65	57
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 10/25/2021 ^	2	1
First Horizon Alternative Mortgage Securities Trust 2.417% due 10/25/2034 ~	13	13
GreenPoint Mortgage Funding Trust
0.348% due 10/25/2046 ^•	375	326
0.348% due 12/25/2046 ^•	350	325
GSR Mortgage Loan Trust 2.824% due 04/25/2035 ~	9	9
HarborView Mortgage Loan Trust 3.344% due 08/19/2036 ^~	30	30
Lehman XS Trust 0.388% due 09/25/2046 ^•	15	14
Residential Accredit Loans, Inc. Trust 4.420% due 09/25/2035 ^~	28	23
Structured Asset Mortgage Investments Trust
0.568% due 05/25/2036 •	701	602
0.652% due 07/19/2035 •	19	18

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

TBW Mortgage-Backed Trust 6.015% due 07/25/2037 þ	184	109
WaMu Mortgage Pass-Through Certificates Trust 0.968% due 12/25/2045 •	144	138
Total Non-Agency Mortgage-Backed Securities (Cost $1,419)		1,683
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 0.508% due 04/25/2037 •	292	141
NovaStar Mortgage Funding Trust 0.248% due 03/25/2037 •	65	30
Total Asset-Backed Securities (Cost $277)		171
	SHARES
COMMON STOCKS 0.2%
FINANCIALS 0.2%
Associated Materials Group, Inc. «(f)	3,684,112	24,831
INDUSTRIALS 0.0%
Noble Corp. PLC «(f)	175,659	1,567
INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(f)	6,323	236
Total Common Stocks (Cost $23,394)		26,634
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		11,796
Total Short-Term Instruments (Cost $11,796)		11,796
Total Investments in Securities (Cost $9,957,794)		10,570,720
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	136,341,268	1,344,461
Total Short-Term Instruments (Cost $1,341,159)		1,344,461
Total Investments in Affiliates (Cost $1,341,159)		1,344,461
Total Investments 99.5% (Cost $11,298,953)		$11,915,181
Financial Derivative Instruments (i)(k) 0.3%(Cost or Premiums, net $39,047)		34,501
Other Assets and Liabilities, net 0.2%		23,733
Net Assets 100.0%		$11,973,415

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Associated Materials Group, Inc.	08/24/2020	$23,394	$24,831	0.21%
Local Insight Media Holdings, Inc.	11/18/2011	0	236	0.00
Noble Corp. PLC	12/23/2020	0	1,567	0.01
Occidental Petroleum Corp.5.500% due 12/01/2025	12/08/2020	10,000	10,445	0.09
Occidental Petroleum Corp.6.125% due 01/01/2031	12/08/2020	2,000	2,145	0.02
$35,394	$39,224	0.33%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$11,796	U.S. Treasury Bills 0.000% due 12/30/2021	$(12,032)	$11,796	$11,796
Total Repurchase Agreements	$(12,032)	$11,796	$11,796
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	(0.200)%	11/27/2020	TBD(2)	$(9,349)	$(9,347)
JPS	(0.500)	10/20/2020	01/21/2021	(5,066)	(5,060)
0.000	12/22/2020	01/20/2021	(6,582)	(6,583)
0.025	12/22/2020	01/20/2021	(2,693)	(2,693)
RDR	(0.750)	10/28/2020	TBD(2)	(3,042)	(3,037)
Total Reverse Repurchase Agreements	$(26,720)
(h)	Securities with an aggregate market value of $32,141 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(48,291) at a weighted average interest rate of 0.720%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)		Market Value(3)	Asset	Liability
CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025		$575,000	$39,841	$14,901		$54,742	$1,139	$0
Total Swap Agreements						$39,841	$14,901		$54,742	$1,139	$0
(j)

Securities with an aggregate market value of $58,331 and cash of $5,349 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received			Asset	Liability
BPS	01/2021		GBP	2,667		$3,562			$0	$(85)
CBK	01/2021			$8,296		EUR	6,841		62	0
HUS	02/2021			1,236		CHF	1,125		36	0
SCX	01/2021		EUR	57,900		$69,341			0	(1,393)
	02/2021			57,900		70,891			110	0
Total Forward Foreign Currency Contracts								$208		$(1,478)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.236% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	$100,000	$(69)	$4,358	$4,289	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	50,000	(94)	6,285	6,191	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/21/2021	375,000	(185)	3,951	3,766	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	161,900	(348)	15,150	14,802	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	50,000	(98)	5,682	5,584	0
Total Swap Agreements								$(794)	$35,426	$34,632	$0
(l)

Securities with an aggregate market value of $1,872 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$542,124	$2,189	$544,313
Corporate Bonds & Notes
Banking & Finance	0	965,054	0	965,054
Industrials	0	7,965,638	2,342	7,967,980
Utilities	0	868,794	0	868,794
U.S. Treasury Obligations	0	184,295	0	184,295
Non-Agency Mortgage-Backed Securities	0	1,683	0	1,683
Asset-Backed Securities	0	171	0	171
Common Stocks
Financials	0	0	24,831	24,831
Industrials	0	0	1,567	1,567
Information Technology	0	0	236	236
Short-Term Instruments
Repurchase Agreements	0	11,796	0	11,796
	$0	$10,539,555	$31,165	$10,570,720
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,344,461	$0	$0	$1,344,461
Total Investments	$1,344,461	$10,539,555	$31,165	$11,915,181
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,139	0	1,139
Over the counter	0	34,840	0	34,840
	$0	$35,979	$0	$35,979
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,478)	$0	$(1,478)
Total Financial Derivative Instruments	$0	$34,501	$0	$34,501
Totals	$1,344,461	$10,574,056	$31,165	$11,949,682

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.5% ¤
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 0.4%
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	$40,000	$11,578
INDUSTRIALS 1.1%
CAN Community Health, Inc. 8.500% due 03/01/2028 «	5,850	5,851
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	5,000	5,871
Sutter Health 3.161% due 08/15/2040	2,600	2,764
Tower Health 4.451% due 02/01/2050	18,689	15,646
		30,132
UTILITIES 0.1%
Pacific Gas & Electric Co.
3.250% due 06/15/2023	50	52
3.300% due 03/15/2027	200	214
3.300% due 12/01/2027	100	107
3.450% due 07/01/2025	100	109
3.750% due 07/01/2028	100	109
3.850% due 11/15/2023	150	160
4.250% due 08/01/2023	100	107
4.550% due 07/01/2030	550	627
4.950% due 07/01/2050	550	656
		2,141
Total Corporate Bonds & Notes (Cost $42,913)		43,851
MUNICIPAL BONDS & NOTES 88.5%
ALABAMA 1.9%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	827
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,903
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	7,000	6,963
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	9,778
6.500% due 10/01/2053	11,550	13,609
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	11,000	16,468
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.954% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	1,997
1.004% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,002
		54,547
ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	70
ARIZONA 0.8%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	10,000	10,263
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,166
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,636
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,884

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,440
		22,389
ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	8,500	9,169
CALIFORNIA 8.0%
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	11,750	13,325
5.000% due 08/01/2049	5,100	5,808
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 08/01/2050	3,000	3,458
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,780	1,782
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 5.000% due 06/01/2049	1,000	1,227
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,801
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	23,750	28,277
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	3,000	3,595
4.000% due 04/01/2038	7,225	8,591
4.000% due 04/01/2040	1,000	1,180
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,385	599
0.450% due 01/01/2050	2,600	2,603
4.125% due 01/01/2035	500	507
5.000% due 01/01/2055	1,000	1,052
California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,041
7.750% due 04/01/2031	605	616
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,104
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,803
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	1,177
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	5,700	6,202
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,122
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,717
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039	6,000	1,830
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	810
5.000% due 06/01/2046	2,590	2,784
5.000% due 08/01/2046	1,500	1,709
5.000% due 06/01/2051	1,000	1,072
California State General Obligation Bonds, Series 2003 0.020% due 05/01/2033	13,600	13,600
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,047
5.250% due 12/01/2056	5,850	6,585
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,311
5.500% due 12/01/2058	5,000	5,837
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	7,500	7,527
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,309
5.000% due 09/01/2034	1,300	1,372
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 5.500% due 01/15/2053	6,250	6,717
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,252
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	6,000	6,499
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	2,502
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,139
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008 0.050% due 04/01/2038	40,520	40,520
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,749
6.250% due 10/01/2040	1,000	1,166

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005 0.000% due 06/01/2045 (c)	49,000	10,396
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,770
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	1,932
		225,523
COLORADO 1.5%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	3,000	3,492
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	1,250	1,374
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,833
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	5,000	5,638
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	1,147
4.000% due 09/01/2050	2,800	3,197
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	8,177
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,044
6.000% due 12/01/2046	1,450	1,514
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2045	1,250	1,300
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	918
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,817
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2036	850	888
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,565
7.500% due 12/15/2047	2,000	2,084
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,277
		41,265
CONNECTICUT 0.9%
Connecticut Housing Finance Authority Revenue Bonds, Series 2020 0.080% due 05/15/2050	2,040	2,040
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2036	2,300	2,957
Connecticut State General Obligation Bonds, Series 2020
4.000% due 06/01/2036	1,800	2,211
4.000% due 06/01/2037	1,000	1,219
4.000% due 06/01/2039	1,200	1,455
Connecticut State General Obligation Notes, Series 2021 4.000% due 01/15/2030 (a)	11,285	14,215
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2055	1,750	1,878
		25,975
DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2012 5.000% due 09/01/2042	425	438
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	13,500	13,709
		14,147
DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	1,008
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	80	89
		1,097
FLORIDA 4.7%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,096
8.000% due 10/01/2046	1,250	1,368
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,532
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	1,746
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018 7.500% due 07/01/2053	1,000	440

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	6,265	7,854
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,628
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	1,600	1,570
6.500% due 01/01/2049	3,790	3,650
7.375% due 01/01/2049	10,500	10,302
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	103
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038	500	235
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	5,500	6,262
JEA Electric System, Florida Revenue Bonds, Series 2008
0.110% due 10/01/2036	11,895	11,895
0.110% due 10/01/2040	16,625	16,625
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	2,033
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	3,479
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2020 4.000% due 07/01/2046	9,000	10,735
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 5.000% due 10/01/2044	1,000	1,283
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (c)	1,000	749
0.000% due 10/01/2033 (c)	1,680	1,209
0.000% due 10/01/2035 (c)	1,250	832
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014 7.500% due 06/01/2049	1,000	1,089
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,500	10,092
Pompano Beach, Florida General Obligation Bonds, Series 2018 4.000% due 07/01/2043	6,000	7,053
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,250	3,381
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	8,537
Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.750% due 11/15/2054	1,315	1,273
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,637
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	543
0.000% due 09/01/2041 (c)	1,000	518
4.000% due 07/01/2045	3,000	3,464
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,575	1,721
		131,934
GEORGIA 2.6%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	1,600	1,020
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2032	1,000	1,313
5.000% due 07/01/2034	1,000	1,300
5.000% due 07/01/2036	1,650	2,132
5.000% due 07/01/2038	1,000	1,285
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,822
4.125% due 11/01/2045	2,000	2,274
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	7,315	9,362
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.125% due 03/01/2052	1,620	1,535
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	16,210	17,346
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,266
5.000% due 01/01/2049	11,000	13,347
5.000% due 01/01/2059	2,000	2,398
5.000% due 01/01/2063	3,300	3,971
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,551
5.000% due 01/01/2050	1,250	1,580
		73,502
GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,575

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

ILLINOIS 10.9%
Belleville, Illinois Tax Allocation Bonds, Series 2007 5.700% due 05/01/2036	1,000	1,000
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,806
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	6,693
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,695
5.000% due 12/01/2032	4,000	4,636
5.000% due 12/01/2046	7,000	7,900
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,291
Chicago Board of Education, Illinois General Obligation Notes, Series 2019
0.000% due 12/01/2025 (c)	2,640	2,307
0.000% due 12/01/2026 (c)	2,700	2,275
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,875
5.000% due 01/01/2048	9,300	11,337
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,737
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,500	1,690
4.000% due 12/01/2050	1,250	1,410
4.000% due 12/01/2055	1,500	1,686
5.000% due 12/01/2055	2,500	3,009
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2037	7,035	7,729
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,666
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	3,180	3,204
Chicago, Illinois General Obligation Bonds, Series 2011 7.781% due 01/01/2035	970	1,187
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2030	890	952
5.250% due 01/01/2033	4,250	4,550
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,631
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2029	4,000	4,711
5.625% due 01/01/2030	10,000	11,715
5.750% due 01/01/2034	3,120	3,627
6.000% due 01/01/2038	13,000	15,232
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2049	2,000	2,353
Exceptional Children Have Opportunities, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2036	680	787
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	463
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,717
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,886
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	2,720	2,513
5.125% due 02/15/2045	3,000	2,678
6.250% due 12/01/2052 ^(b)	1,480	0
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043 ^(b)	1,750	1,102
5.000% due 12/01/2053 ^(b)	1,250	787
5.800% due 12/01/2053 ^(b)	970	42
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	2,191
5.000% due 11/01/2035	900	984
5.000% due 11/01/2040	1,100	1,191
5.000% due 11/01/2049	1,700	1,820
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2039	5,370	6,426
4.750% due 10/15/2040	2,000	2,136
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,652
Illinois State General Obligation Bonds, Series 2010 5.000% due 01/01/2022	1,740	1,745
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	2,550	2,805
5.000% due 02/01/2026	2,000	2,177
5.250% due 02/01/2029	845	917
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,087
4.000% due 06/01/2032	3,170	3,374
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,124
5.000% due 12/01/2038	1,000	1,128

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,443
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2033	20,000	22,041
4.125% due 10/01/2036	2,000	2,205
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	3,000
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	5,000	5,280
5.000% due 11/01/2025	4,195	4,687
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	5,067
Illinois State General Obligation Notes, Series 2019 5.000% due 11/01/2026	10,000	11,567
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	3,308
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,115	3,383
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,518
3.000% due 06/15/2033	2,785	2,767
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	5,190	5,465
Illinois State Revenue Notes, Series 2016
1.900% due 06/15/2022	3,530	3,507
4.000% due 06/15/2025	155	171
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	2,000	2,669
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2041	9,000	11,745
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	4,708
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (c)	4,000	2,836
0.000% due 06/15/2035 (c)	5,000	3,420
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	1,876
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	3,500	4,195
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.957% due 01/01/2032	2,000	2,028
3.057% due 01/01/2034	5,000	5,026
3.107% due 01/01/2035	10,000	10,035
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	853
		305,436
INDIANA 1.4%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	5,500	5,884
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,500	5,885
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	25,300	24,965
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,102
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	570	597
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	750	917
		39,350
IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	1,881	2,009
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	1,400	1,421
		3,433
KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,626	834
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	506
5.250% due 12/01/2036	500	510
5.375% due 12/01/2046	1,125	1,137

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018 4.500% due 06/01/2040	1,125	1,150
		4,137
KENTUCKY 0.9%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	2,068
6.250% due 11/15/2046	1,150	995
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,212
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	6,505	7,422
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,250	1,445
4.000% due 11/01/2038	350	404
5.000% due 11/01/2032	2,815	3,542
Kentucky State Property & Building Commission Revenue Notes, Series 2019 5.000% due 11/01/2023	1,555	1,751
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	1,096
Trimble County, Kentucky Revenue Bonds, Series 2016 1.300% due 09/01/2044	4,250	4,314
		25,249
LOUISIANA 1.1%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	7,000	8,013
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	1,000	1,023
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	5,600	7,023
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	5,029
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	3,320	3,370
2.100% due 06/01/2037	1,540	1,578
2.125% due 06/01/2037	4,000	4,103
		30,139
MAINE 0.4%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033 ^(b)	2,000	1,100
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	4,000	4,222
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	5,919
		11,241
MARYLAND 0.3%
Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.250% due 07/01/2050	1,400	1,463
5.000% due 07/01/2050	1,150	1,302
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	1,000	1,052
4.000% due 09/01/2050	3,000	3,092
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 11/15/2051	2,500	2,604
		9,513
MASSACHUSETTS 0.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	4,265
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009 6.000% due 01/01/2028	175	177
		4,442
MICHIGAN 2.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	7,005	8,893
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007 5.000% due 11/01/2036	1,200	1,191
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,855
5.000% due 07/01/2033	2,000	2,276
5.000% due 07/01/2044	4,500	4,825
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	3,000	3,566
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	4,029

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 12/01/2049	4,145	4,780
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	3,655
4.800% due 09/01/2040	235	243
5.000% due 09/01/2050	380	393
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	3,111
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	145	150
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	43,000	5,072
0.000% due 06/01/2058 (c)	169,500	7,436
		58,475
MINNESOTA 0.4%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	876
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	5,000	5,706
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	632
5.000% due 05/01/2053	2,500	2,680
		9,894
MISSOURI 0.5%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	330
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	217
5.550% due 10/01/2036	45	37
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	7,000	8,050
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020 5.000% due 03/01/2030	1,540	2,006
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,531
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,375	2,693
		14,864
MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	58
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,530
		1,588
NEBRASKA 0.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,372
NEVADA 1.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020 4.000% due 06/15/2039	1,415	1,700
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,604
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,500	2,175
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	4,240
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 0.500% due 01/01/2050	12,500	12,515
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	40,000	5,387
		29,621
NEW HAMPSHIRE 0.3%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,000	9,325
NEW JERSEY 4.0%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017 5.000% due 03/01/2037	1,500	1,798
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,190	1,345
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005 5.500% due 09/01/2029	5,055	6,637
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,717

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	6,134
New Jersey Economic Development Authority Revenue Notes, Series 2019 6.219% due 09/01/2026	17,000	20,015
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,660
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2045	4,950	6,104
New Jersey State General Obligation Notes, Series 2020
4.000% due 06/01/2030	8,000	9,804
5.000% due 06/01/2028	10,000	12,756
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,780
5.250% due 06/15/2041	1,000	1,138
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	2,279
4.000% due 06/15/2040	4,000	4,546
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	2,000	2,486
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,820
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	6,505
5.000% due 06/01/2046	13,505	15,774
5.250% due 06/01/2046	4,000	4,876
		112,174
NEW MEXICO 0.2%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	5,000	5,917
NEW YORK 10.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	3,000	3,231
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	4,725	5,368
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2051	1,500	1,643
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (e)	1,750	1,859
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 5.000% due 11/15/2044	6,000	7,283
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,144
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	7,500	8,305
Metropolitan Transportation Authority, New York Revenue Notes, Series 2018 5.000% due 11/15/2026	2,200	2,561
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 05/15/2022	11,680	12,147
5.000% due 09/01/2022	6,365	6,673
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	5,705	6,048
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	10,000	11,830
5.000% due 12/01/2031	1,500	1,973
5.000% due 12/01/2033	1,000	1,301
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,735	9,691
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	6,500	6,774
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (e)	2,000	2,113
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2036	6,555	8,327
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2037	4,000	4,806
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2020
4.000% due 12/01/2033	500	602
4.000% due 12/01/2034	2,000	2,399
4.000% due 12/01/2035	1,250	1,493
New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	75,600	6,522
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	42,000	2,768
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,500	7,823
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	13,675	14,742
5.375% due 11/15/2040	4,000	4,318
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	4,440	5,135
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2035	8,500	10,423

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	6,000	7,143
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	4,625	5,974
5.000% due 03/15/2042	4,000	5,001
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	2,000	2,410
New York State Urban Development Corp. Revenue Notes, Series 2020 5.000% due 03/15/2030	10,000	13,680
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	6,000	7,177
5.000% due 01/01/2033	6,750	7,965
5.000% due 01/01/2036	1,500	1,757
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	17,500	20,141
5.000% due 10/01/2040	1,885	2,310
5.250% due 08/01/2031	9,565	10,825
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,537
5.000% due 01/01/2028	1,000	1,215
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 5.000% due 10/15/2029	5,000	5,937
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 4.000% due 11/01/2059	3,500	3,986
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2008 0.000% due 06/01/2048 (c)	25,000	2,818
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,844
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,781
5.000% due 06/01/2034	1,500	1,808
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	973
5.250% due 09/15/2053	2,500	2,405
		281,989
NORTH CAROLINA 0.3%
North Carolina Medical Care Commission Revenue Bonds, Series 2004 0.080% due 11/01/2034	9,000	9,000
OHIO 6.9%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,500	7,687
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	3,175	3,445
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	126,375	19,257
3.000% due 06/01/2048	7,500	7,749
4.000% due 06/01/2048	9,900	11,280
5.000% due 06/01/2055	28,600	32,379
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,231
5.000% due 12/01/2035	1,200	1,265
5.000% due 12/01/2037	650	684
5.000% due 12/01/2039	1,425	1,500
Franklin County, Ohio Revenue Bonds, Series 2013 0.090% due 05/01/2029	8,835	8,835
Franklin County, Ohio Revenue Bonds, Series 2014 0.090% due 05/01/2025	5,000	5,000
Franklin County, Ohio Revenue Bonds, Series 2017 0.090% due 11/01/2052	41,745	41,745
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	6,737
Hamilton County, Ohio Revenue Bonds, Series 2012 5.500% due 06/01/2042	5,000	5,373
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	385
6.750% due 12/01/2052 ^(b)	650	228
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038	2,985	1,400
6.250% due 04/01/2049	6,520	3,059
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	6,495	6,816
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,842
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 2.875% due 02/01/2026	5,000	5,240
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,500	3,856
Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	1,133
4.000% due 11/15/2040	1,110	1,238
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (e)	5,000	5,844

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.375% due 06/01/2033	1,000	1,008
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	3,500	3,707
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	2,000	2,113
		194,036
OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,750	1,752
Oklahoma Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,000	3,390
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	3
6.875% due 11/01/2046 ^(b)	1,081	5
7.000% due 11/01/2051 ^(b)	2,163	11
		5,161
OREGON 1.2%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,611
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	376
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2045 (e)	5,000	5,937
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	7,500	4,125
Oregon State Business Development Commission Revenue Bonds, Series 2020 0.000% due 04/01/2037 (d)	2,545	2,012
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2040	1,750	2,207
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	7,500	9,761
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2034 (d)	3,000	3,934
0.000% due 06/15/2035 (d)	2,425	3,172
		33,135
PENNSYLVANIA 2.7%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,500	8,454
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,262
5.000% due 06/01/2035	4,000	4,999
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,750
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	6,000	7,193
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2039	8,000	9,615
4.000% due 04/01/2050 (e)	9,000	10,486
5.000% due 04/01/2043	2,000	2,464
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,894
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,448
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.148% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,008
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,270	2,493
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 1.750% due 08/01/2038	5,500	5,719
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 06/01/2036	5,750	6,854
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,683
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	788
		75,110
PUERTO RICO 8.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,745	1,346
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.000% due 07/01/2035 ^(b)	3,400	2,639
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008 5.125% due 07/01/2028 ^(b)	560	426
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 6.500% due 07/01/2040 ^(b)	4,000	3,150

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	6,700	4,690
5.500% due 07/01/2039 ^(b)	6,000	4,395
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	2,000	1,375
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^(b)	23,018	17,695
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	5,000	5,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2020
5.000% due 07/01/2035	20,000	23,078
5.000% due 07/01/2047	5,000	5,638
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	20,000	23,528
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^(b)	5,000	700
6.300% due 07/01/2038 ^(b)	2,000	280
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	2,895	2,909
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.671% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,398
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	8
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021 ^(b)	505	409
5.000% due 07/01/2022 ^(b)	50	41
5.000% due 07/01/2026 ^(b)	10	8
5.000% due 07/01/2037 ^(b)	4,085	3,309
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	45
5.500% due 07/01/2021 ^(b)	55	45
5.500% due 07/01/2038	2,500	2,037
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	80
3.875% due 07/01/2023 ^(b)	75	60
4.375% due 07/01/2021 ^(b)	45	36
4.500% due 07/01/2023 ^(b)	15	12
4.600% due 07/01/2024 ^(b)	50	40
4.625% due 07/01/2025 ^(b)	35	28
4.750% due 07/01/2026 ^(b)	245	198
4.750% due 07/01/2027 ^(b)	50	40
5.000% due 07/01/2021 ^(b)	3,560	2,884
5.000% due 07/01/2022 ^(b)	35	28
5.000% due 07/01/2024 ^(b)	50	41
5.000% due 07/01/2025 ^(b)	25	20
5.000% due 07/01/2026 ^(b)	65	52
5.250% due 07/01/2021 ^(b)	5,830	4,737
5.250% due 07/01/2022 ^(b)	420	341
5.250% due 07/01/2025 ^(b)	25	20
5.250% due 07/01/2026 ^(b)	670	544
5.250% due 07/01/2027 ^(b)	3,640	2,957
5.250% due 07/01/2030 ^(b)	3,515	2,856
5.250% due 07/01/2031 ^(b)	30	24
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	7,420	6,010
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	17
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	56,273	17,481
0.000% due 07/01/2051 (c)	65,500	14,667
4.750% due 07/01/2053	13,006	14,326
5.000% due 07/01/2058	8,946	9,992
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,550	1,683
4.784% due 07/01/2058	33,924	37,382
		227,974
RHODE ISLAND 0.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	1,998
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	2,500	2,726
		4,724
SOUTH CAROLINA 1.3%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (e)	7,650	8,880
5.000% due 12/01/2046	4,000	5,095
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	200	223
5.784% due 12/01/2041	11,114	15,811
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	5,040	5,824

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

South Carolina Public Service Authority Revenue Bonds, Series 2016 4.000% due 12/01/2041	200	224
		36,057
TENNESSEE 1.3%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	2,083
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047	4,600	1,380
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	836
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	1,010
Public Building Authority of Blount County Tennessee Revenue Bonds, Series 2005 0.100% due 06/01/2034	20,000	20,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	4,000	4,011
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,792
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,630	1,754
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	4,000	4,597
		37,463
TEXAS 5.0%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,998
Board of Regents of the University of Texas System Revenue Bonds, Series 2008 0.050% due 08/01/2025	13,500	13,500
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	537
9.000% due 03/01/2039	16,130	18,744
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011 6.000% due 01/01/2041	1,000	1,000
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 5.750% due 08/15/2041	1,000	1,034
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,474
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 4.750% due 11/15/2046	2,500	2,711
Harris County, Texas Toll Road Authority Revenue Notes, Series 2021 5.000% due 08/15/2030 (a)	2,200	3,047
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 6.500% due 05/15/2031	240	245
Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/01/2027	1,750	1,967
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	2,118
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
5.250% due 07/01/2036	400	325
5.750% due 07/01/2051	1,000	778
7.000% due 07/01/2051	1,450	1,309
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	95	91
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	584
4.000% due 08/15/2035 (e)	1,300	1,515
4.000% due 08/15/2036 (e)	1,100	1,278
4.000% due 08/15/2037 (e)	1,500	1,739
4.000% due 08/15/2040 (e)	4,600	5,290
5.000% due 01/01/2042	500	541
5.000% due 01/01/2047	1,500	1,618
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	428
5.000% due 12/01/2054	250	271
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	7,262
5.000% due 01/01/2048	4,000	4,697
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,749
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	3,100	3,218
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,499
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,010
5.500% due 01/01/2032	500	509
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	104
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	5,720
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,336

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.595% due 12/15/2026 ~	5,530	5,446
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 4.000% due 12/31/2037	3,000	3,512
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,148	3,159
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	7,580
Texas Water Development Board Revenue Bonds, Series 2020 4.000% due 04/15/2051	7,500	9,110
University of North Texas System Revenue Bonds, Series 2017 5.000% due 04/15/2038	5,000	6,090
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,025
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	2,500	1,934
		139,102
VIRGINIA 0.6%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	10
6.000% due 06/01/2043	2,431	2,536
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	540	443
6.050% due 03/01/2054 ^(b)	584	107
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,404
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2052	7,440	8,668
5.000% due 12/31/2056	2,000	2,324
Virginia Small Business Financing Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,037
		17,529
WASHINGTON 1.1%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	6,390	7,518
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,730	3,111
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2050	1,200	1,344
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	5,000	5,345
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	4,482
5.000% due 10/01/2032 (e)	3,000	3,822
5.000% due 10/01/2033 (e)	3,500	4,441
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	1,229
		31,292
WEST VIRGINIA 1.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	117,010	12,671
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	10,000	10,179
West Virginia Economic Development Authority Revenue Bonds, Series 2010 0.625% due 12/01/2038	6,500	6,515
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,610	2,983
		32,348
WISCONSIN 2.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015 6.500% due 07/01/2050	1,750	1,069
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	801
6.000% due 06/01/2037	2,000	2,088
7.000% due 11/01/2046	3,500	3,819
7.000% due 01/01/2050	4,750	4,336
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,024
6.375% due 01/01/2048	8,930	7,323
7.000% due 07/01/2048	5,000	5,432
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	5,364
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	4,400	1,808
0.000% due 01/01/2060 (c)	13,000	903
5.000% due 01/01/2055	3,500	3,576
5.250% due 03/01/2045	3,325	3,695

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.250% due 03/01/2055	1,000	1,103
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,050	1,149
5.000% due 12/01/2025	2,000	2,349
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	7,000	6,135
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	25,000	11,002
0.000% due 12/15/2055 (c)	14,520	4,140
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	3,433
		74,549
Total Municipal Bonds & Notes (Cost $2,325,049)		2,480,833
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (f) 0.0%		487
MUNICIPAL BONDS & NOTES 1.4%
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2020 7.000% due 07/27/2021	5,000	4,999
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	17,250	17,569
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	15,000	15,375
Total Municipal Bonds & Notes (Cost $37,910)		37,943
Total Short-Term Instruments (Cost $38,397)		38,430
Total Investments in Securities (Cost $2,406,359)		2,563,113
	SHARES
INVESTMENTS IN AFFILIATES 11.0%
SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short-Term Floating NAV Portfolio III	31,242,220	308,080
Total Short-Term Instruments (Cost $307,763)		308,079
Total Investments in Affiliates (Cost $307,763)		308,080
Total Investments 102.5% (Cost $2,714,122)		$2,871,193
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $0)		880
Other Assets and Liabilities, net (2.5)%		(69,919)
Net Assets 100.0%		$2,802,154

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$487	U.S. Treasury Bills 0.000% due 12/30/2021			$(497)		$487	$487
Total Repurchase Agreements								$(497)		$487	$487
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BYL	Receive	New Jersey Economic Development Authority «	N/A	0.797% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$17,555	$0	$880	$880	$0
Total Swap Agreements								$0	$880	$880	$0
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$11,578	$0		$11,578
Industrials					0		24,281	5,851		30,132
Utilities					0		2,141	0		2,141
Municipal Bonds & Notes
Alabama					0		54,547	0		54,547
Alaska					0		70	0		70
Arizona					0		22,389	0		22,389
Arkansas					0		9,169	0		9,169
California					0		225,523	0		225,523
Colorado					0		41,265	0		41,265
Connecticut					0		25,975	0		25,975
Delaware					0		14,147	0		14,147
District of Columbia					0		1,097	0		1,097
Florida					0		131,934	0		131,934
Georgia					0		73,502	0		73,502
Guam					0		1,575	0		1,575

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Illinois	0	305,436	0	305,436
Indiana	0	39,350	0	39,350
Iowa	0	3,433	0	3,433
Kansas	0	4,137	0	4,137
Kentucky	0	25,249	0	25,249
Louisiana	0	30,139	0	30,139
Maine	0	11,241	0	11,241
Maryland	0	9,513	0	9,513
Massachusetts	0	4,442	0	4,442
Michigan	0	58,475	0	58,475
Minnesota	0	9,894	0	9,894
Missouri	0	14,864	0	14,864
Montana	0	1,588	0	1,588
Nebraska	0	5,372	0	5,372
Nevada	0	29,621	0	29,621
New Hampshire	0	9,325	0	9,325
New Jersey	0	112,174	0	112,174
New Mexico	0	5,917	0	5,917
New York	0	281,989	0	281,989
North Carolina	0	9,000	0	9,000
Ohio	0	194,036	0	194,036
Oklahoma	0	5,161	0	5,161
Oregon	0	33,135	0	33,135
Pennsylvania	0	75,110	0	75,110
Puerto Rico	0	227,974	0	227,974
Rhode Island	0	4,724	0	4,724
South Carolina	0	36,057	0	36,057
Tennessee	0	37,463	0	37,463
Texas	0	139,102	0	139,102
Virginia	0	17,529	0	17,529
Washington	0	31,292	0	31,292
West Virginia	0	32,348	0	32,348
Wisconsin	0	74,549	0	74,549
Short-Term Instruments
Repurchase Agreements	0	487	0	487
Municipal Bonds & Notes	0	37,943	0	37,943
	$0	$2,557,262	$5,851	$2,563,113
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$308,080	$0	$0	$308,080
Total Investments	$308,080	$2,557,262	$5,851	$2,871,193
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$880	$880
Total Financial Derivative Instruments	$0	$0	$880	$880
Totals	$308,080	$2,557,262	$6,731	$2,872,073

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO High Yield Spectrum Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%
CDRH Parent, Inc. 9.000% (LIBOR03M + 8.000%) due 07/01/2022 ~		$2,059	$305
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		997	996
Diamond (BC) BV 3.147% - 3.214% (LIBOR03M + 3.000%) due 09/06/2024 ~		987	975
Heartland Dental LLC 3.647% (LIBOR03M + 3.500%) due 04/30/2025 ~		748	730
IRB Holding Corp. TBD% due 12/15/2027		250	250
New Look Finance Ltd. TBD% due 05/03/2024 «	GBP	7	2
Ortho-Clinical Diagnostics S.A. 3.398% (LIBOR03M + 3.250%) due 06/30/2025 ~		$993	981
Pacific Drilling Co. LLC 1.000% due 12/31/2025 µ		131	131
Petco Animal Supplies, Inc. 4.250% (LIBOR03M + 3.250%) due 01/26/2023 ~		1,476	1,422
Serta Simmons Bedding LLC 4.500% (LIBOR03M + 3.500%) due 11/08/2023 ~		977	494
Starfruit Finco BV 3.153% (LIBOR03M + 3.000%) due 10/01/2025 ~		987	978
Valaris PLC TBD% due 08/17/2021 «		136	135
Welbilt, Inc. 2.645% (LIBOR03M + 2.500%) due 10/23/2025 ~		750	714
Total Loan Participations and Assignments (Cost $10,107)			8,113
CORPORATE BONDS & NOTES 88.4%
BANKING & FINANCE 8.3%
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027		1,250	1,340
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	1,000	1,064
8.000% due 01/22/2030 •		750	906
10.500% due 07/23/2029		1,000	1,516
CIT Group, Inc. 5.000% due 08/01/2023		$500	547
FCE Bank PLC 1.875% due 06/24/2021	EUR	500	613
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •		1,000	1,211
0.000% due 12/07/2022 •		1,000	1,182
0.172% due 12/01/2024 •		1,500	1,699
3.375% due 11/13/2025		$500	513
4.000% due 11/13/2030		1,000	1,053
4.063% due 11/01/2024		500	526
4.125% due 08/17/2027		500	524
4.271% due 01/09/2027		1,000	1,050
5.125% due 06/16/2025		500	544
5.584% due 03/18/2024		1,000	1,080
5.596% due 01/07/2022		500	518
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,028
Howard Hughes Corp. 5.375% due 08/01/2028		375	404
HUB International Ltd. 7.000% due 05/01/2026		1,000	1,047
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)	EUR	1,000	1,334
7.700% due 09/17/2025 •(h)(i)		$1,000	1,137
Intrum AB
3.000% due 09/15/2027	EUR	250	295
3.500% due 07/15/2026		500	608
4.875% due 08/15/2025		1,000	1,269
LeasePlan Corp. NV 7.375% due 05/29/2024 •(h)(i)		1,000	1,342
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(h)(i)		$2,000	2,260

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

MGM Growth Properties Operating Partnership LP 4.500% due 01/15/2028		1,000	1,067
MPT Operating Partnership LP 3.500% due 03/15/2031		500	517
NFP Corp. 6.875% due 08/15/2028		750	802
OneMain Finance Corp.
4.000% due 09/15/2030		500	519
5.375% due 11/15/2029		750	846
7.125% due 03/15/2026		500	592
7.750% due 10/01/2021		1,025	1,080
Park Intermediate Holdings LLC 5.875% due 10/01/2028		500	533
Quicken Loans LLC 3.625% due 03/01/2029		1,000	1,022
UniCredit SpA
3.875% due 06/03/2027 •(h)	EUR	750	827
5.459% due 06/30/2035 •		$1,000	1,102
United Shore Financial Services LLC 5.500% due 11/15/2025		375	396
USI, Inc. 6.875% due 05/01/2025		1,500	1,542
VICI Properties LP 4.125% due 08/15/2030		1,000	1,057
			38,512
INDUSTRIALS 74.4%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 ^(c)		1,500	11
Academy Ltd. 6.000% due 11/15/2027		500	525
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		750	807
AdaptHealth LLC 6.125% due 08/01/2028		275	296
Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	500	611
4.875% due 08/15/2026		$1,000	1,029
ADT Security Corp. 4.875% due 07/15/2032		500	541
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,000	1,059
Albertsons Cos., Inc.
3.500% due 03/15/2029		500	506
4.875% due 02/15/2030		500	551
5.875% due 02/15/2028		750	817
Altice Financing S.A.
3.000% due 01/15/2028	EUR	1,000	1,180
7.500% due 05/15/2026		$500	528
Altice Finco S.A. 4.750% due 01/15/2028	EUR	500	594
Altice France Holding S.A.
4.000% due 02/15/2028		1,500	1,752
6.000% due 02/15/2028		$1,000	1,015
8.000% due 05/15/2027	EUR	500	665
10.500% due 05/15/2027		$500	562
Altice France S.A.
5.500% due 01/15/2028		500	523
7.375% due 05/01/2026		1,000	1,054
8.125% due 02/01/2027		750	828
American Airlines Pass-Through Trust 3.375% due 11/01/2028		363	342
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,000	1,037
Apache Corp.
4.375% due 10/15/2028		500	521
4.625% due 11/15/2025		250	263
4.875% due 11/15/2027		1,000	1,061
Aramark Services, Inc. 5.000% due 04/01/2025		1,000	1,031
Arches Buyer, Inc. 6.125% due 12/01/2028		1,250	1,293
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		500	523
5.250% due 08/15/2027		1,000	1,051
Ascend Learning LLC 6.875% due 08/01/2025		2,000	2,062
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026		500	479
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	1,223
Associated Materials LLC 9.000% due 09/01/2025		$868	922
Atlantia SpA
1.625% due 02/03/2025	EUR	500	611

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

1.875% due 07/13/2027		1,000	1,211
Atotech Alpha BV 6.250% due 02/01/2025		$500	511
Atotech Alpha BV (8.750% Cash or 9.500% PIK) 8.750% due 06/01/2023 (b)		723	731
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	500	644
4.625% due 07/15/2028		$250	265
Axalta Coating Systems LLC 3.375% due 02/15/2029		500	501
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	1,017
4.000% due 10/15/2030		1,000	1,015
Ball Corp. 2.875% due 08/15/2030		1,000	999
Banijay Group S.A.S. 6.500% due 03/01/2026	EUR	1,000	1,231
Bausch Health Cos., Inc.
5.250% due 01/30/2030		$750	786
5.250% due 02/15/2031		1,000	1,047
5.500% due 11/01/2025		1,000	1,037
7.000% due 01/15/2028		1,000	1,101
7.250% due 05/30/2029		1,000	1,126
9.000% due 12/15/2025		1,000	1,108
BCD Acquisition, Inc. 9.625% due 09/15/2023		500	513
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025		2,000	2,051
Berry Global, Inc. 1.500% due 01/15/2027	EUR	1,000	1,249
Black Knight InfoServ LLC 3.625% due 09/01/2028		$250	256
Bombardier, Inc.
7.500% due 12/01/2024		1,000	962
7.500% due 03/15/2025		1,000	929
8.750% due 12/01/2021		1,000	1,042
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	500	649
7.125% due 10/02/2025		$250	272
9.125% due 03/01/2026		250	270
Brand Industrial Services, Inc. 8.500% due 07/15/2025		1,000	1,024
Buckeye Partners LP
4.125% due 03/01/2025		375	380
4.500% due 03/01/2028		250	258
Builders FirstSource, Inc. 5.000% due 03/01/2030		500	538
BWAY Holding Co. 4.750% due 04/15/2024	EUR	500	614
BY Crown Parent LLC 4.250% due 01/31/2026		$375	385
Cable One, Inc. 4.000% due 11/15/2030		375	390
Cablevision Lightpath LLC
3.875% due 09/15/2027		500	504
5.625% due 09/15/2028		375	393
Caesars Entertainment, Inc.
6.250% due 07/01/2025		250	267
8.125% due 07/01/2027		1,000	1,108
Caesars Resort Collection LLC 5.250% due 10/15/2025		1,000	1,012
Callon Petroleum Co. 6.375% due 07/01/2026		1,000	520
Camelot Finance S.A. 4.500% due 11/01/2026		1,000	1,046
CANPACK S.A. 3.125% due 11/01/2025		1,000	1,006
Carnival Corp. 7.625% due 03/01/2026		625	682
Carnival PLC 1.000% due 10/28/2029	EUR	1,000	882
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028		2,500	3,081
CCO Holdings LLC
4.500% due 08/15/2030		$1,000	1,063
4.500% due 05/01/2032		750	802
5.125% due 05/01/2027		250	266
5.750% due 02/15/2026		3,000	3,099
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	268
Cellnex Telecom S.A. 1.000% due 04/20/2027	EUR	500	605
Cenovus Energy, Inc.
5.250% due 06/15/2037		$375	425
5.375% due 07/15/2025		250	282
6.750% due 11/15/2039		500	661

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

Centene Corp.
3.375% due 02/15/2030		250	263
4.625% due 12/15/2029		1,000	1,112
Centennial Resource Production LLC 5.375% due 01/15/2026		1,000	700
CeramTec BondCo GmbH 5.250% due 12/15/2025	EUR	3,500	4,372
CF Industries, Inc. 5.150% due 03/15/2034		$1,500	1,847
Cheniere Energy Partners LP
4.500% due 10/01/2029		1,000	1,059
5.250% due 10/01/2025		1,000	1,027
5.625% due 10/01/2026		500	522
Cheniere Energy, Inc. 4.625% due 10/15/2028		625	657
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028	EUR	1,000	1,256
Chobani LLC
4.625% due 11/15/2028		$250	254
7.500% due 04/15/2025		1,000	1,052
Cirsa Finance International SARL
4.750% due 05/22/2025	EUR	500	600
6.250% due 12/20/2023		500	612
Clarios Global LP
4.375% due 05/15/2026		1,500	1,907
8.500% due 05/15/2027		$500	544
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		1,000	1,015
Colfax Corp. 6.000% due 02/15/2024		500	519
CommScope Technologies LLC 6.000% due 06/15/2025		750	768
CommScope, Inc.
6.000% due 03/01/2026		500	527
7.125% due 07/01/2028		1,000	1,067
8.250% due 03/01/2027		575	615
Community Health Systems, Inc.
5.625% due 03/15/2027		750	807
6.000% due 01/15/2029		125	135
6.875% due 02/01/2022		500	499
8.000% due 03/15/2026		500	539
8.125% due 06/30/2024		750	778
8.625% due 01/15/2024		750	783
Comstock Resources, Inc.
7.500% due 05/15/2025		500	507
9.750% due 08/15/2026		500	537
Continental Resources, Inc. 4.375% due 01/15/2028		500	511
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)		1,000	1,026
Core & Main LP 6.125% due 08/15/2025		2,500	2,589
Cornerstone Building Brands, Inc.
6.125% due 01/15/2029		625	665
8.000% due 04/15/2026		2,000	2,107
Coty, Inc.
4.000% due 04/15/2023	EUR	1,000	1,180
4.750% due 04/15/2026		500	575
6.500% due 04/15/2026		$1,000	974
CSC Holdings LLC
5.750% due 01/15/2030		1,000	1,098
5.875% due 09/15/2022		1,000	1,061
6.500% due 02/01/2029		1,000	1,131
DaVita, Inc.
3.750% due 02/15/2031		1,000	1,017
4.625% due 06/01/2030		500	530
DCP Midstream Operating LP
5.375% due 07/15/2025		500	550
5.625% due 07/15/2027		500	555
Dealer Tire LLC 8.000% due 02/01/2028		1,000	1,056
Dell, Inc. 7.100% due 04/15/2028		1,000	1,317
Diamond BC BV 5.625% due 08/15/2025	EUR	1,500	1,868
Diamond Offshore Drilling, Inc. 7.875% due 08/15/2025 ^(c)		$500	64
Diamond Sports Group LLC
5.375% due 08/15/2026		1,250	1,018
6.625% due 08/15/2027		500	303
Digicel Group Ltd. (5.000% Cash and 3.000% PIK) 8.000% due 04/01/2025 (b)		157	82
DISH DBS Corp.
5.875% due 07/15/2022		500	523
5.875% due 11/15/2024		500	525
7.750% due 07/01/2026		750	841

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

DKT Finance ApS 7.000% due 06/17/2023	EUR	1,000	1,262
Dun & Bradstreet Corp.
6.875% due 08/15/2026		$599	645
10.250% due 02/15/2027		1,050	1,186
Edgewell Personal Care Co. 5.500% due 06/01/2028		500	538
Element Solutions, Inc. 3.875% due 09/01/2028		500	515
Endo Dac
6.000% due 06/30/2028		982	836
9.500% due 07/31/2027		706	789
Energizer Holdings, Inc.
4.375% due 03/31/2029		375	389
4.750% due 06/15/2028		1,000	1,054
EnLink Midstream LLC 5.625% due 01/15/2028		500	512
Envision Healthcare Corp. 8.750% due 10/15/2026		1,000	631
EQM Midstream Partners LP 4.000% due 08/01/2024		1,000	1,032
EQT Corp.
3.000% due 10/01/2022		81	82
7.875% due 02/01/2025		250	285
F-Brasile SpA 7.375% due 08/15/2026		1,000	972
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		1,000	1,017
7.875% due 07/15/2026		1,500	1,580
Freeport-McMoRan, Inc.
4.125% due 03/01/2028		500	525
4.625% due 08/01/2030		500	550
5.400% due 11/14/2034		1,750	2,193
Gap, Inc.
8.625% due 05/15/2025		500	558
8.875% due 05/15/2027		750	871
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		1,000	1,034
Getty Images, Inc. 9.750% due 03/01/2027		1,000	1,069
GFL Environmental, Inc. 5.125% due 12/15/2026		1,000	1,065
Global Marine, Inc. 7.000% due 06/01/2028		1,000	370
Global Medical Response, Inc. 6.500% due 10/01/2025		1,000	1,046
Golden Nugget, Inc. 6.750% due 10/15/2024		500	497
Graham Packaging Co., Inc. 7.125% due 08/15/2028		1,000	1,107
Griffon Corp. 5.750% due 03/01/2028		500	530
Grifols S.A. 2.250% due 11/15/2027	EUR	1,000	1,242
H-Food Holdings LLC 8.500% due 06/01/2026		$2,500	2,623
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		1,250	1,295
Hanesbrands, Inc. 5.375% due 05/15/2025		750	794
HCA, Inc.
3.500% due 09/01/2030		750	797
5.375% due 02/01/2025		1,250	1,408
High Ridge 8.875% due 03/15/2025 «		1,750	61
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		375	392
4.000% due 05/01/2031		375	396
5.125% due 05/01/2026		1,000	1,035
Howmet Aerospace, Inc. 5.950% due 02/01/2037		1,000	1,206
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	1,032
6.375% due 05/01/2026		250	268
8.375% due 05/01/2027		1,000	1,070
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		250	260
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	552
Indigo Natural Resources LLC 6.875% due 02/15/2026		1,000	1,025
Ingevity Corp. 3.875% due 11/01/2028		750	757
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,000	1,098

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

Installed Building Products, Inc. 5.750% due 02/01/2028		1,000	1,069
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)		500	340
8.500% due 10/15/2024 ^(c)		500	359
9.750% due 07/15/2025 ^(c)		1,000	722
International Game Technology PLC
3.500% due 07/15/2024	EUR	500	639
5.250% due 01/15/2029		$750	809
6.250% due 02/15/2022		575	595
IQVIA, Inc.
2.250% due 01/15/2028	EUR	1,500	1,854
2.875% due 06/15/2028		500	633
5.000% due 10/15/2026		$1,000	1,049
IRB Holding Corp.
6.750% due 02/15/2026		1,500	1,550
7.000% due 06/15/2025		500	547
Jagged Peak Energy LLC 5.875% due 05/01/2026		1,000	1,038
Jaguar Holding Co.
4.625% due 06/15/2025		500	528
5.000% due 06/15/2028		500	534
JELD-WEN, Inc. 4.875% due 12/15/2027		1,000	1,060
Kapla Holding S.A.S. 3.375% due 12/15/2026	EUR	500	605
KFC Holding Co. 5.250% due 06/01/2026		$1,000	1,039
Kraft Heinz Foods Co.
4.250% due 03/01/2031		500	558
4.875% due 10/01/2049		250	292
5.000% due 07/15/2035		1,000	1,213
5.000% due 06/04/2042		1,500	1,760
5.200% due 07/15/2045		1,250	1,486
5.500% due 06/01/2050		250	316
Kronos Acquisition Holdings, Inc.
7.000% due 12/31/2027		1,000	1,049
9.000% due 08/15/2023		1,250	1,281
L Brands, Inc.
6.875% due 11/01/2035		1,000	1,124
6.950% due 03/01/2033		250	260
9.375% due 07/01/2025		250	308
La Financiere Atalian SASU 5.125% due 05/15/2025	EUR	500	568
LABL Escrow Issuer LLC
6.750% due 07/15/2026		$1,000	1,085
10.500% due 07/15/2027		500	564
Lamb Weston Holdings, Inc. 4.875% due 11/01/2026		1,125	1,178
LBM Acquisition LLC 6.250% due 01/15/2029		875	912
Legacy LifePoint Health LLC 4.375% due 02/15/2027		250	254
LifePoint Health, Inc. 5.375% due 01/15/2029		1,125	1,126
LogMeIn, Inc. 5.500% due 09/01/2027		375	393
Loxam S.A.S. 3.750% due 07/15/2026	EUR	1,000	1,246
Manitowoc Co., Inc. 9.000% due 04/01/2026		$1,000	1,082
Mattel, Inc. 6.750% due 12/31/2025		1,250	1,321
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/2024		500	511
7.250% due 04/15/2025		1,000	1,011
MEG Energy Corp. 7.125% due 02/01/2027		750	776
Merlin Entertainments Ltd. 5.750% due 06/15/2026		1,750	1,843
MGM Resorts International
5.750% due 06/15/2025		657	728
6.000% due 03/15/2023		500	537
Motion Bondco DAC 6.625% due 11/15/2027		500	524
MPH Acquisition Holdings LLC 5.750% due 11/01/2028		1,000	979
MSCI, Inc. 4.000% due 11/15/2029		1,000	1,067
Nabors Industries, Inc. 9.000% due 02/01/2025		375	358
NCL Corp. Ltd. 5.875% due 03/15/2026		750	792
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,000	1,393
4.375% due 11/15/2026		$250	278

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

4.875% due 04/15/2028		500	565
5.875% due 11/15/2028		1,000	1,201
6.375% due 05/15/2029		500	618
Newell Brands, Inc. 4.875% due 06/01/2025		500	551
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		1,000	1,073
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	3,000	3,716
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,750	2,142
Nielsen Finance LLC
5.625% due 10/01/2028		$250	272
5.875% due 10/01/2030		250	283
Noble Corp. 15.000% due 02/16/2028 «		146	146
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(c)		750	303
Nouryon Holding BV
6.500% due 10/01/2026	EUR	500	647
8.000% due 10/01/2026		$1,000	1,064
Novelis Corp.
4.750% due 01/30/2030		500	540
5.875% due 09/30/2026		1,000	1,046
NuStar Logistics LP
5.750% due 10/01/2025		250	267
6.375% due 10/01/2030		250	284
Occidental Petroleum Corp.
1.671% (US0003M + 1.450%) due 08/15/2022 ~		2,000	1,961
2.900% due 08/15/2024		500	482
4.400% due 08/15/2049		250	211
4.625% due 06/15/2045		500	437
5.550% due 03/15/2026		500	523
5.875% due 09/01/2025		250	267
6.125% due 01/01/2031 (j)		1,000	1,073
6.450% due 09/15/2036		500	524
6.600% due 03/15/2046		500	508
6.625% due 09/01/2030		500	544
8.875% due 07/15/2030		375	441
ON Semiconductor Corp. 3.875% due 09/01/2028		500	517
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		4,000	4,227
7.375% due 06/01/2025		500	533
Pacific Drilling SA 8.375% due 10/01/2023 ^(c)		750	200
Pactiv LLC 7.950% due 12/15/2025		1,000	1,149
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		310	337
PDC Energy, Inc. 5.750% due 05/15/2026		1,000	1,034
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		1,000	1,059
Performance Food Group, Inc.
5.500% due 06/01/2024		125	126
5.500% due 10/15/2027		125	132
PetSmart, Inc.
5.875% due 06/01/2025		835	860
7.125% due 03/15/2023		2,000	2,002
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		250	268
Pike Corp. 5.500% due 09/01/2028		625	662
PM General Purchaser LLC 9.500% due 10/01/2028		500	554
Post Holdings, Inc.
4.625% due 04/15/2030		500	527
5.000% due 08/15/2026		1,000	1,034
5.625% due 01/15/2028		1,000	1,067
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		500	532
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,069
6.250% due 01/15/2028		500	537
Qorvo, Inc. 3.375% due 04/01/2031		1,000	1,034
Quatrim SASU 5.875% due 01/15/2024	EUR	500	636
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		$1,000	1,050
Radiate Holdco LLC
4.500% due 09/15/2026		1,000	1,034
6.500% due 09/15/2028		1,000	1,052
Radiology Partners, Inc. 9.250% due 02/01/2028		500	564

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

Refinitiv U.S. Holdings, Inc.
6.875% due 11/15/2026	EUR	1,000	1,327
8.250% due 11/15/2026		$1,000	1,092
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		1,000	1,104
Revlon Consumer Products Corp. 6.250% due 08/01/2024		1,000	353
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		875	898
Rite Aid Corp.
7.500% due 07/01/2025		500	523
8.000% due 11/15/2026		500	535
Rockies Express Pipeline LLC 4.800% due 05/15/2030		750	772
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	577
4.625% due 02/16/2026		250	331
5.750% due 10/15/2027		$250	277
RP Escrow Issuer LLC 5.250% due 12/15/2025		250	262
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	500	610
5.500% due 02/15/2026		750	914
7.250% due 11/15/2029		$1,250	1,374
Scripps Escrow, Inc. 5.375% due 01/15/2031		1,000	1,053
Select Medical Corp. 6.250% due 08/15/2026		125	135
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		750	781
Sensata Technologies, Inc. 3.750% due 02/15/2031		1,000	1,038
ServiceMaster Co. LLC 7.450% due 08/15/2027		1,000	1,167
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,212
7.875% due 05/15/2026		$1,200	1,233
Simmons Foods, Inc. 5.750% due 11/01/2024		1,000	1,024
Sirius XM Radio, Inc. 4.125% due 07/01/2030		1,000	1,066
Sofima Holding SpA 3.750% due 01/15/2028	EUR	500	621
Southwestern Energy Co. 7.500% due 04/01/2026		$500	525
Spectrum Brands, Inc. 4.000% due 10/01/2026	EUR	1,000	1,268
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		$375	368
SPX FLOW, Inc. 5.875% due 08/15/2026		1,000	1,048
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	1,006
5.000% due 02/15/2027		1,000	1,047
Staples, Inc.
7.500% due 04/15/2026		1,000	1,046
10.750% due 04/15/2027 (l)		750	747
Summer BC Holdco A SARL 9.250% due 10/31/2027	EUR	901	1,167
Summer BC Holdco B SARL 5.750% due 10/31/2026		250	323
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$1,000	1,107
Syneos Health, Inc. 3.625% due 01/15/2029		500	502
Synthomer PLC 3.875% due 07/01/2025	EUR	500	642
T-Mobile USA, Inc.
4.750% due 02/01/2028		$1,000	1,076
6.500% due 01/15/2026		1,000	1,036
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,500	1,297
Techem Verwaltungsgesellschaft mbH
2.000% due 07/15/2025	EUR	500	609
6.000% due 07/30/2026		1,000	1,284
TEGNA, Inc.
5.000% due 09/15/2029		$1,000	1,057
5.500% due 09/15/2024		420	427
Teleflex, Inc. 4.250% due 06/01/2028		1,000	1,061
Tempo Acquisition LLC 6.750% due 06/01/2025		1,500	1,552
Tenet Healthcare Corp.
5.125% due 05/01/2025		500	510
6.125% due 10/01/2028		1,000	1,046
6.750% due 06/15/2023		1,000	1,077

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

6.875% due 11/15/2031		1,000	1,059
Teva Pharmaceutical Finance Netherlands BV
1.875% due 03/31/2027	EUR	500	557
4.100% due 10/01/2046		$1,000	892
TransDigm, Inc.
5.500% due 11/15/2027		2,000	2,106
6.500% due 07/15/2024		500	510
Transocean Guardian Ltd. 5.875% due 01/15/2024		585	493
Transocean, Inc.
7.250% due 11/01/2025		1,000	515
7.500% due 04/15/2031		1,000	353
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		1,000	1,067
TripAdvisor, Inc. 7.000% due 07/15/2025		250	270
Triumph Group, Inc.
5.250% due 06/01/2022		1,000	955
7.750% due 08/15/2025		500	459
8.875% due 06/01/2024		375	412
U.S. Foods, Inc.
5.875% due 06/15/2024		1,000	1,016
6.250% due 04/15/2025		375	401
U.S. Renal Care, Inc. 10.625% due 07/15/2027		1,500	1,661
Uber Technologies, Inc. 7.500% due 05/15/2025		750	811
Univision Communications, Inc. 5.125% due 02/15/2025		1,500	1,514
Valaris PLC
4.875% due 06/01/2022 ^(c)		500	28
5.850% due 01/15/2044 ^(c)		250	15
Veritas US, Inc. 7.500% due 09/01/2025		750	771
Vertical Holdco GmbH 7.625% due 07/15/2028		500	546
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027		500	531
Viking Cruises Ltd.
5.875% due 09/15/2027		1,000	980
13.000% due 05/15/2025		250	299
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	2,000	2,495
5.000% due 07/15/2030		$1,000	1,039
Virgin Media Secured Finance PLC 4.500% due 08/15/2030		1,000	1,046
Vmed O2 UK Financing PLC 3.250% due 01/31/2031	EUR	1,000	1,260
VOC Escrow Ltd. 5.000% due 02/15/2028		$500	497
Waste Pro USA, Inc. 5.500% due 02/15/2026		1,000	1,025
WESCO Distribution, Inc.
7.125% due 06/15/2025		500	551
7.250% due 06/15/2028		750	854
West Street Merger Sub, Inc. 6.375% due 09/01/2025		2,000	2,054
Western Midstream Operating LP
5.050% due 02/01/2030		1,325	1,476
6.250% due 02/01/2050		1,250	1,377
White Cap Buyer LLC 6.875% due 10/15/2028		1,500	1,602
Williams Scotsman International, Inc. 4.625% due 08/15/2028		250	259
WMG Acquisition Corp.
3.000% due 02/15/2031		1,000	983
3.875% due 07/15/2030		500	532
WPX Energy, Inc.
4.500% due 01/15/2030		500	531
5.250% due 10/15/2027		500	531
5.875% due 06/15/2028		500	546
Wyndham Destinations, Inc. 6.625% due 07/31/2026		750	860
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		500	520
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,000	1,033
XPO Logistics, Inc. 6.250% due 05/01/2025		1,000	1,078
Yum Brands, Inc. 3.625% due 03/15/2031		500	506
Yum! Brands, Inc. 6.875% due 11/15/2037		1,000	1,289
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	251
6.125% due 03/01/2028		1,000	1,059

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

Ziggo Bond Co. BV
3.375% due 02/28/2030	EUR	500	616
6.000% due 01/15/2027		$1,500	1,588
Ziggo BV
4.875% due 01/15/2030		500	527
5.500% due 01/15/2027		899	940
			344,935
UTILITIES 5.7%
Antero Midstream Partners LP 5.375% due 09/15/2024		250	244
Calpine Corp.
4.500% due 02/15/2028		500	521
5.000% due 02/01/2031		500	523
5.125% due 03/15/2028		750	790
CenturyLink, Inc.
4.500% due 01/15/2029		1,000	1,019
6.450% due 06/15/2021		1,000	1,021
CrownRock LP 5.625% due 10/15/2025		1,000	1,022
Endeavor Energy Resources LP
5.500% due 01/30/2026		1,000	1,028
5.750% due 01/30/2028		1,000	1,080
6.625% due 07/15/2025		250	268
Frontier Communications Corp.
5.000% due 05/01/2028		250	261
5.875% due 10/15/2027		375	406
6.750% due 05/01/2029		500	536
Genesis Energy LP 7.750% due 02/01/2028		500	479
Great Western Petroleum LLC 9.000% due 09/30/2021		500	295
Lorca Telecom Bondco S.A. 4.000% due 09/18/2027	EUR	500	645
NRG Energy, Inc.
3.625% due 02/15/2031		$500	515
6.625% due 01/15/2027		500	529
Parsley Energy LLC 5.250% due 08/15/2025		1,000	1,044
PG&E Corp.
5.000% due 07/01/2028		250	267
5.250% due 07/01/2030		250	275
Sprint Capital Corp. 8.750% due 03/15/2032		1,500	2,377
Sprint Corp.
7.625% due 02/15/2025		1,500	1,797
7.875% due 09/15/2023		1,000	1,159
Talen Energy Supply LLC 7.250% due 05/15/2027		750	800
Tallgrass Energy Partners LP
5.500% due 09/15/2024		1,000	1,020
6.000% due 12/31/2030		500	517
Targa Resources Partners LP
4.875% due 02/01/2031		500	543
5.875% due 04/15/2026		1,500	1,593
6.875% due 01/15/2029		625	705
Telecom Italia Capital S.A. 6.375% due 11/15/2033		1,000	1,232
Telecom Italia SpA 5.303% due 05/30/2024		500	545
TerraForm Power Operating LLC 5.000% due 01/31/2028		1,000	1,126
			26,182
Total Corporate Bonds & Notes (Cost $387,850)			409,629
		SHARES
COMMON STOCKS 0.6%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)		51,501	85
iHeartMedia, Inc. 'A' (d)		2,804	36
iHeartMedia, Inc. 'B' «(d)		38	1
			122
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		294,527	1
ENERGY 0.0%
CHC Group LLC (d)		77,756	1

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

FINANCIALS 0.5%
Associated Materials Group, Inc. «(j)	331,570	2,235
DB Investors, Inc. «(j)	13	0
New Look Financing PLC 'B' «(j)	90,476	0
		2,235
HEALTH CARE 0.0%
Advanz Pharma Corp. Ltd.	5,394	24
INDUSTRIALS 0.0%
Noble Corp. PLC «(j)	10,978	98
MATERIALS 0.1%
Hexion Holdings Corp. (d)(j)	13,610	166
Total Common Stocks (Cost $6,785)		2,647
WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039 «	18,264	233
FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(j)	50	0
Total Warrants (Cost $441)		233
PREFERRED SECURITIES 1.0%
INDUSTRIALS 1.0%
Sequa Corp. (12.000% PIK) 12.000% «(b)	3,394	4,851
Total Preferred Securities (Cost $2,400)		4,851
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (k) 0.1%		544
U.S. TREASURY BILLS 0.5%
0.084% due 01/14/2021 - 02/25/2021 (e)(f)(o)	2,174	2,174
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.075% due 02/18/2021 (a)(f)(g)(o)	390	390
Total Short-Term Instruments (Cost $3,108)		3,108
Total Investments in Securities (Cost $410,691)		428,581
	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	2,976,461	29,351
Total Short-Term Instruments (Cost $29,254)		29,351
Total Investments in Affiliates (Cost $29,254)		29,351
Total Investments 98.8% (Cost $439,945)		$457,932
Financial Derivative Instruments (m)(n) (0.2)%(Cost or Premiums, net $894)		(1,202)
Other Assets and Liabilities, net 1.4%		6,634
Net Assets 100.0%		$463,364

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Associated Materials Group, Inc.					08/24/2020	$2,105	$2,235	0.48%
DB Investors, Inc.					06/28/2019	0	0	0.00
DB Investors, Inc. - Exp. 01/18/2024					01/18/2024 - 06/28/2019	0	0	0.00
Hexion Holdings Corp.					01/05/2017	394	166	0.04
New Look Financing PLC 'B'					11/09/2020	0	0	0.00
Noble Corp. PLC					12/23/2020	0	98	0.02
Occidental Petroleum Corp.6.125% due 01/01/2031					12/08/2020	1,000	1,073	0.23
						$3,499	$3,572	0.77%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$544	U.S. Treasury Bills 0.000% due 12/30/2021	$(555)	$544	$544
Total Repurchase Agreements						$(555)	$544	$544
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC				0.900%	08/11/2020	TBD(2)	$(364)	$(365)
Total Reverse Repurchase Agreements								$(365)
(l)	Securities with an aggregate market value of $747 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(501) at a weighted average interest rate of 1.211%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$12,500	$901	$289	$1,190	$25	$0
Total Swap Agreements	$901	$289	$1,190	$25	$0
Cash of $1,795 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	01/2021	EUR	287	$348	$0	$(3)
01/2021	GBP	203	271	0	(6)
BRC	01/2021	EUR	360	440	0	0
HUS	01/2021	2,899	3,477	0	(65)
SCX	01/2021	58,809	70,430	0	(1,415)
02/2021	58,810	72,005	111	0
Total Forward Foreign Currency Contracts	$111	$(1,489)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/21/2021	$15,000	$(7)	$158	$151	$0
Total Swap Agreements	$(7)	$158	$151	$0
(o)

Securities with an aggregate market value of $1,883 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$131	$7,845	$137	$8,113
Corporate Bonds & Notes
Banking & Finance	0	38,512	0	38,512
Industrials	0	344,728	207	344,935
Utilities	0	26,182	0	26,182
Common Stocks
Communication Services	121	0	1	122
Consumer Discretionary	1	0	0	1
Energy	1	0	0	1
Financials	0	0	2,235	2,235
Health Care	24	0	0	24
Industrials	0	0	98	98
Materials	166	0	0	166
Warrants

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

Communication Services	0	0	233	233
Preferred Securities
Industrials	0	0	4,851	4,851
Short-Term Instruments
Repurchase Agreements	0	544	0	544
U.S. Treasury Bills	0	2,174	0	2,174
U.S. Treasury Cash Management Bills	0	390	0	390
$444	$420,375	$7,762	$428,581
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,351	$0	$0	$29,351
Total Investments	$29,795	$420,375	$7,762	$457,932
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	262	0	262
$0	$287	$0	$287
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,489)	$0	$(1,489)
Total Financial Derivative Instruments	$0	$(1,202)	$0	$(1,202)
Totals	$29,795	$419,173	$7,762	$456,730

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$910	$231	$(8)	$(1)	$0	$(18)	$0	$(977)	$137	$(90)
Corporate Bonds & Notes
Industrials	0	133	0	0	0	74	0	0	207	74
Common Stocks
Communication Services	0	0	0	0	0	0	0	1	1	0
Consumer Discretionary	50	0	0	0	(85)	35	0	0	0	0
Energy	0	538	0	0	0	(537)	0	(1)	0	0
Financials	2	2,105	0	0	(6)	134	0	0	2,235	134
Health Care	0	0	0	0	(697)	697	0	0	0	0
Industrials	0	0	0	0	0	98	0	0	98	98
Warrants
Communication Services	0	0	0	0	0	0	233	0	233	0
Preferred Securities
Industrials	1,361	0	(671)	0	(324)	4,485	0	0	4,851	4,160
Totals	$2,323	$3,007	$(679)	$(1)	$(1,112)	$4,968	$233	$(977)	$7,762	$4,376
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2	Other Valuation Techniques(2)	-	-	—
135	Proxy Pricing	Base Price	99.701	—
Corporate Bonds & Notes
Industrials	146	Other Valuation Techniques(2)	-	-	—
61	Proxy Pricing	Base Price	3.500	—
Common Stocks
Communication Services	1	Other Valuation Techniques(2)	-	-	—
Financials	2,235	Fundamental Valuation	Company Equity Value	$674,000,000.000	—
Industrials	98	Other Valuation Techniques(2)	-	-	—
Warrants
Communication Services	233	Reference Instrument	Liquidity Discount	1.599	—
Preferred Securities
Industrials	4,851	Fundamental Valuation	Company Equity Value	$1,229,122,000.000	—
Total	$7,762

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2020 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Income Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.7%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$44,166	$43,172
Al Convoy (Luxembourg) SARL
3.750% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	12,000	14,662
4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		$5,558	5,563
Alphabet Holding Co., Inc. 3.647% (LIBOR03M + 3.500%) due 09/26/2024 ~		7,692	7,640
Altice France S.A. 4.237% (LIBOR03M + 4.000%) due 08/14/2026 ~		52,181	52,056
American Builders & Contractors Supply Co., Inc. 2.147% (LIBOR03M + 2.000%) due 01/15/2027 ~		41,278	40,951
Aramark Services, Inc. 1.895% (LIBOR03M + 1.750%) due 03/11/2025 ~		9,978	9,879
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~		2,916	2,923
Avolon TLB Borrower (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		15,743	15,540
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~		32,922	32,673
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(m)		22,286	22,537
Axalta Coating Systems U.S. Holdings, Inc. 2.004% (LIBOR03M + 1.750%) due 06/01/2024 ~		3,629	3,607
Banijay Entertainment S.A.S 3.903% (LIBOR03M + 3.750%) due 03/01/2025 ~		3,142	3,111
Bausch Health Cos., Inc.
2.898% (LIBOR03M + 2.750%) due 11/27/2025 ~		15,443	15,328
3.148% (LIBOR03M + 3.000%) due 06/02/2025 ~		19,981	19,928
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~		6,370	6,337
Boeing Co. TBD% - 1.470% (LIBOR03M + 1.250%) due 02/07/2022 ~		82,300	81,451
Britannia Property Owner LLC 5.150% due 10/09/2021 «(m)		47,500	47,578
BWAY Holding Co. 3.480% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,428	9,145
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		82,713	81,323
4.647% (LIBOR03M + 4.500%) due 07/21/2025 ~		66,604	66,808
Camelot U.S. Acquisition Co. 3.147% (LIBOR03M + 3.000%) due 10/30/2026 ~		3,366	3,355
Carnival Corp.
7.500% (EUR003M + 7.500%) due 06/30/2025 ~	EUR	82,983	104,248
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$207,179	214,637
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		42,837	40,329
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		27,739	27,456
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		10,774	10,733
Cheltenham LLC 5.500% due 11/09/2021 «(m)		62,000	53,120
CityCenter Holdings LLC 2.397% (LIBOR03M + 2.250%) due 04/18/2024 ~		5,887	5,823
Clear Channel Outdoor Holdings, Inc. 3.714% (LIBOR03M + 3.500%) due 08/21/2026 ~		11,653	11,242
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~		32,094	31,950
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		5,663	5,653
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		44,421	44,421
CSC Holdings LLC 2.659% (LIBOR03M + 2.500%) due 04/15/2027 ~		15,583	15,490
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		12,854	12,877
Delos Finance SARL 2.004% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	19,850
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		48,673	49,548
Diamond (BC) BV 3.147% - 3.214% (LIBOR03M + 3.000%) due 09/06/2024 ~		5,190	5,124
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		70,542	67,051

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Elanco Animal Health, Inc. 1.905% (LIBOR03M + 1.750%) due 08/01/2027 ~		30,577	30,357
Emerald TopCo, Inc. 3.714% (LIBOR03M + 3.500%) due 07/24/2026 ~		6,225	6,171
Encina Private Credit LLC TBD% - 4.345% (LIBOR03M + 3.345%) due 11/30/2025 «~µ		238,834	238,834
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		244,865	205,585
EyeCare Partners LLC 3.750% - 3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		12,196	11,919
Fidere Gestion De Vivienda 2.500% (EUR003M + 2.500%) due 08/15/2023 «~(m)	EUR	84,442	99,582
Fleet U.S. Bidco, Inc. 3.397% (LIBOR03M + 3.250%) due 10/07/2026 «~		$2,115	2,105
Forest City Enterprises LP 3.647% (LIBOR03M + 3.500%) due 12/08/2025 ~		23,520	22,572
Froneri International PLC
2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		24,499	24,303
2.625% (EUR003M + 2.625%) due 01/31/2027 ~	EUR	20,900	25,233
Gardner Denver, Inc. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		$74	73
GHH Holdings Ltd. 1.902% due 12/04/2024 «(m)	GBP	75,000	97,958
Golden Nugget, Inc. 3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		$270	262
Gray Television, Inc. 2.655% (LIBOR03M + 2.500%) due 01/02/2026 ~		15,506	15,422
Grey Barn LLC 5.000% due 09/09/2021 «(m)		95,000	95,119
Grifols Worldwide Operations USA, Inc. 2.102% (LIBOR03M + 2.000%) due 11/15/2027 ~		3,335	3,304
HCA, Inc. 1.897% (LIBOR03M + 1.750%) due 03/13/2025 ~		10,375	10,391
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~		124,261	123,074
Hotel (PL Property) Ltd. 1.946% due 02/07/2023 «(m)	GBP	54,000	72,870
Illuminate Buyer LLC 4.147% (LIBOR03M + 4.000%) due 06/30/2027 ~		$7,100	7,113
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	55,872	67,467
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		$20,397	20,153
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		57,826	59,199
8.000% (PRIME + 4.750%) due 11/27/2023 ~		142,744	144,677
8.625% due 01/02/2024		7,520	7,668
8.750% (PRIME + 5.500%) due 01/02/2024 ~		8,166	8,321
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		7,196	7,149
Isla Vista Owner LLC 4.074% due 05/09/2021 «(m)		53,500	53,545
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		8,393	8,346
Kiinteisto oy Paulon Talo
2.300% (EUR003M + 2.300%) due 02/15/2021 «~(m)	EUR	39,524	48,043
2.350% (EUR003M + 2.350%) due 02/15/2021 «~(m)		27,218	33,084
Lealand Finance Company B.V. (1.147% Cash and 3.000% PIK) 4.147% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		$5,296	3,619
Marriott Ownership Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 08/29/2025 ~		9,900	9,727
McDermott Technology Americas, Inc. TBD% (LIBOR03M + 3.000%) due «~		2,402	1,982
Meredith Corp. 2.647% (LIBOR03M + 2.500%) due 01/31/2025 ~		3,299	3,274
Messer Industrie GmbH 2.754% (LIBOR03M + 2.500%) due 03/01/2026 ~		14,168	14,082
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		16,593	16,413
Nascar Holdings, Inc. 2.897% (LIBOR03M + 2.750%) due 10/19/2026 ~		5,631	5,617
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		72,611	77,648
Nexstar Broadcasting, Inc. 2.395% (LIBOR03M + 2.250%) due 01/17/2024 ~		7,562	7,504
Nielsen Finance LLC
2.146% (LIBOR03M + 2.000%) due 10/04/2023 ~		25,895	25,846
3.750% (EUR003M + 3.750%) due 06/04/2025 ~	EUR	3,880	4,761
4.750% (LIBOR03M + 3.750%) due 06/04/2025 ~		$6,866	6,934
Oasis West 3.410% (LIBOR03M + 3.250%) due 03/08/2022 «~(m)		203,640	200,958
Ortho-Clinical Diagnostics S.A. 3.398% (LIBOR03M + 3.250%) due 06/30/2025 ~		8,258	8,157
Pacific Drilling Co. LLC TBD% due		13,018	13,018

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Pacific Gas & Electric Co.
2.188% (LIBOR03M + 2.000%) due 06/30/2021 «~		83,624	83,154
2.438% (LIBOR03M + 2.250%) due 01/03/2022 ~		67,850	68,783
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		6,693	6,591
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		24,697	24,697
Playtika Holding Corp. 7.000% (LIBOR03M + 6.000%) due 12/10/2024 ~		9,042	9,117
Prestige Brands, Inc. 2.147% (LIBOR03M + 2.000%) due 01/26/2024 ~		577	579
Project Bull 2.150% (LIBOR03M + 2.000%) due 03/11/2021 «~		81,017	81,110
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		7,239	6,931
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	143,139	174,806
3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		$179,742	179,700
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		9,260	9,243
Reynolds Consumer Products LLC 1.897% (LIBOR03M + 1.750%) due 02/04/2027 ~		11,214	11,161
Reynolds Group Holdings, Inc. 2.897% (LIBOR03M + 2.750%) due 02/05/2023 ~		2,087	2,080
RPI Intermediate Finance Trust 1.897% (LIBOR03M + 1.750%) due 02/11/2027 ~		2,946	2,948
SBA Senior Finance LLC 1.900% (LIBOR03M + 1.750%) due 04/11/2025 ~		4,778	4,733
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 «~		46,009	46,354
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(d)		15,054	13,153
Serta Simmons Bedding LLC 4.500% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,005	2,531
Sierra Hamilton LLC 15.000% due 09/12/2023 «		462	462
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	42,800	51,513
Sinclair Television Group, Inc. 2.650% (LIBOR03M + 2.500%) due 09/30/2026 ~		$12,220	12,121
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		31,500	32,725
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		23,294	23,413
SS&C Technologies Holdings Europe SARL 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		17,118	16,955
SS&C Technologies, Inc. 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		21,998	21,788
Starfruit Finco BV 3.153% (LIBOR03M + 3.000%) due 10/01/2025 ~		40,559	40,169
Sunshine Luxembourg SARL
3.500% (EUR003M + 3.500%) due 10/01/2026 ~	EUR	6,900	8,425
4.254% (LIBOR03M + 4.000%) due 10/01/2026 ~		$51,258	51,473
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		26,312	23,952
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(m)	EUR	243,925	265,206
Tronox Finance LLC 3.147% - 3.254% (LIBOR03M + 3.000%) due 09/23/2024 ~		$3,160	3,150
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		22,949	22,882
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		176,067	175,186
Valaris PLC TBD% due 08/17/2021 «		4,028	3,999
VFH Parent LLC 3.153% (LIBOR03M + 3.000%) due 03/01/2026 ~		3,456	3,462
VS Buyer LLC 3.397% (LIBOR03M + 3.250%) due 02/28/2027 ~		4,448	4,435
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 ~		1,796	1,670
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		10,996	5,498
Whatabrands LLC 2.970% (LIBOR03M + 2.750%) due 07/31/2026 ~		4,729	4,695
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		27,960	27,415
Wyndham Hotels & Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 05/30/2025 ~		12,903	12,769
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		84,580	84,177

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		18,146	16,565
Total Loan Participations and Assignments (Cost $4,878,686)			4,896,334
CORPORATE BONDS & NOTES 24.6%
BANKING & FINANCE 10.8%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		5,850	6,088
3.500% due 05/26/2022		262	271
4.125% due 07/03/2023		15,000	16,072
6.500% due 07/15/2025 (o)		16,040	19,186
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~		70,600	30,711
AIB Group PLC
4.263% due 04/10/2025 •		130,445	142,735
4.750% due 10/12/2023		12,800	14,091
Aircastle Ltd. 5.125% due 03/15/2021		844	851
Ally Financial, Inc.
3.875% due 05/21/2024		17,308	18,977
8.000% due 11/01/2031		9,158	13,436
Ambac Assurance Corp. 5.100% due 06/07/2021 (k)		197	274
Ambac LSNI LLC 6.000% due 02/12/2023 •		120,400	119,948
American Campus Communities Operating Partnership LP 3.875% due 01/30/2031		3,200	3,629
Annington Funding PLC 2.646% due 07/12/2025	GBP	6,100	8,980
Aviation Capital Group LLC 2.875% due 01/20/2022		$2,605	2,638
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		34,664	35,406
3.250% due 02/15/2027		9,076	9,282
5.125% due 10/01/2023		24,190	25,909
5.500% due 01/15/2023		34,244	36,428
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(k)(l)	EUR	14,400	18,003
Banco Bradesco S.A.
2.850% due 01/27/2023		$41,207	42,207
3.200% due 01/27/2025		35,869	37,618
Banco BTG Pactual S.A. 4.500% due 01/10/2025		38,500	41,195
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	166,000	49,433
Banco Santander S.A.
1.344% (US0003M + 1.120%) due 04/12/2023 ~		$6,800	6,871
6.250% due 09/11/2021 •(k)(l)	EUR	35,300	44,233
Bank of America Corp. 4.083% due 03/20/2051 •		$19,000	24,022
Banque PSA Finance S.A. 5.750% due 04/04/2021		200	203
Barclays Bank PLC 7.625% due 11/21/2022 (l)		83,357	92,757
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		79,200	80,286
1.651% (US0003M + 1.430%) due 02/15/2023 ~		41,300	41,603
1.849% (US0003M + 1.625%) due 01/10/2023 ~		22,000	22,190
3.125% due 01/17/2024	GBP	77,200	112,419
3.250% due 02/12/2027		52,900	80,686
3.250% due 01/17/2033		38,100	61,503
3.375% due 04/02/2025 •	EUR	57,100	77,023
3.650% due 03/16/2025		$1,200	1,324
3.932% due 05/07/2025 •(o)		93,300	102,102
4.337% due 01/10/2028		12,400	14,248
4.338% due 05/16/2024 •		115,170	124,685
4.375% due 01/12/2026 (o)		53,400	61,605
4.972% due 05/16/2029 •		54,150	64,973
5.875% due 09/15/2024 •(k)(l)	GBP	10,330	14,603
6.125% due 12/15/2025 •(k)(l)		$95,953	103,632
6.375% due 12/15/2025 •(k)(l)	GBP	8,700	12,885
7.125% due 06/15/2025 •(k)(l)		94,371	144,266
7.250% due 03/15/2023 •(k)(l)		158,310	230,155
7.750% due 09/15/2023 •(k)(l)		$141,516	152,483
7.875% due 09/15/2022 •(k)(l)	GBP	167,211	243,810
8.000% due 06/15/2024 •(k)(l)		$80,800	90,133
BGC Partners, Inc.
3.750% due 10/01/2024		14,898	15,606
4.375% due 12/15/2025		11,000	11,645
5.125% due 05/27/2021		13,500	13,655
5.375% due 07/24/2023		7,136	7,727
BNP Paribas S.A.
4.400% due 08/14/2028		10,800	12,810

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

7.625% due 03/30/2021 •(k)(l)		19,400	19,655
BOC Aviation Ltd.
1.264% (US0003M + 1.050%) due 05/02/2021 ~		30,660	30,643
1.376% (US0003M + 1.125%) due 09/26/2023 ~		10,000	9,933
Brighthouse Financial, Inc. 3.700% due 06/22/2027		3,761	4,092
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~		27,642	27,617
Brookfield Finance, Inc. 4.700% due 09/20/2047		22,966	29,063
Cantor Fitzgerald LP 4.875% due 05/01/2024		6,070	6,764
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		1,257	501
5.250% due 12/01/2023 ^(e)		3,500	1,391
5.950% due 12/15/2026 ^(e)		25,121	9,993
CIT Bank N.A. 2.969% due 09/27/2025 •		13,900	14,586
CIT Group, Inc.
4.125% due 03/09/2021		13,418	13,465
5.000% due 08/15/2022		8,248	8,755
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		3,100	3,244
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(k)(l)	EUR	39,200	49,292
Corp. Andina de Fomento 3.950% due 10/15/2021 (j)	MXN	65,863	3,350
Credit Agricole S.A. 7.875% due 01/23/2024 •(k)(l)		$300	342
Credit Suisse AG 6.500% due 08/08/2023 (l)		52,792	59,583
Credit Suisse Group AG
1.460% (US0003M + 1.240%) due 06/12/2024 ~		21,150	21,458
2.593% due 09/11/2025 •		61,250	64,475
4.207% due 06/12/2024 •(o)		8,700	9,432
4.282% due 01/09/2028		13,450	15,554
4.550% due 04/17/2026		5,400	6,356
6.250% due 12/18/2024 •(k)(l)		5,000	5,484
7.250% due 09/12/2025 •(k)(l)		8,640	9,728
7.500% due 07/17/2023 •(k)(l)		48,700	53,205
7.500% due 12/11/2023 •(k)(l)		12,315	13,741
7.500% due 12/11/2023 •(k)(l)		37,091	41,386
CTR Partnership LP 5.250% due 06/01/2025		11,242	11,670
Deutsche Bank AG
0.114% (EUR003M + 0.650%) due 09/10/2021 ~	EUR	8,000	9,791
1.510% (US0003M + 1.290%) due 02/04/2021 ~		$50,600	50,628
1.625% due 01/20/2027	EUR	32,100	41,011
1.750% due 01/17/2028		13,800	17,782
2.129% due 11/24/2026 •(m)		$47,200	48,295
2.222% due 09/18/2024 •		63,200	65,054
2.625% due 12/16/2024	GBP	16,800	24,238
2.625% due 02/12/2026	EUR	6,900	9,257
3.150% due 01/22/2021		$2,400	2,403
3.300% due 11/16/2022		13,700	14,295
3.375% due 05/12/2021		19,696	19,874
3.547% due 09/18/2031 •		91,950	99,921
3.700% due 05/30/2024		19,987	21,521
3.950% due 02/27/2023		59,270	63,011
3.961% due 11/26/2025 •(o)		276,800	302,720
4.100% due 01/13/2026		8,728	9,743
4.250% due 02/04/2021		70,900	71,092
4.250% due 10/14/2021 (o)		473,104	485,241
5.000% due 02/14/2022		127,065	132,891
Digital Realty Trust LP
3.600% due 07/01/2029		15,089	17,304
4.450% due 07/15/2028		4,685	5,638
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		5,664	5,303
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		964	913
EPR Properties
4.750% due 12/15/2026		2,437	2,465
4.950% due 04/15/2028		3,944	3,970
Equinix, Inc. 2.875% due 02/01/2026	EUR	22,705	28,235
Equitable Holdings, Inc. 5.000% due 04/20/2048		$1,565	2,061
Erste Group Bank AG 8.875% due 10/15/2021 •(k)(l)	EUR	200	260
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		$15,908	17,824
4.850% due 04/17/2028		9,903	11,093
FCE Bank PLC
0.869% due 09/13/2021	EUR	18,500	22,589
1.660% due 02/11/2021		4,808	5,881

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

1.875% due 06/24/2021		17,172	21,044
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		$49,108	55,295
Fidelity National Financial, Inc. 3.400% due 06/15/2030		12,000	13,197
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	19,550	23,796
0.000% due 12/01/2021 •		19,700	23,851
0.172% due 12/01/2024 •		4,100	4,644
1.744% due 07/19/2024		29,700	36,212
2.386% due 02/17/2026		100	125
2.748% due 06/14/2024	GBP	1,500	2,054
2.979% due 08/03/2022		$5,000	5,090
3.021% due 03/06/2024	EUR	100	127
3.087% due 01/09/2023		$65,500	66,765
3.200% due 01/15/2021		16,331	16,370
3.250% due 09/15/2025	EUR	200	257
3.339% due 03/28/2022		$3,815	3,858
3.350% due 11/01/2022		6,824	6,953
3.470% due 04/05/2021		10,115	10,147
3.550% due 10/07/2022		85,800	87,677
3.664% due 09/08/2024		10,781	11,083
4.134% due 08/04/2025		5,000	5,253
4.250% due 09/20/2022		1,625	1,680
4.535% due 03/06/2025	GBP	9,836	14,312
5.596% due 01/07/2022		$7,526	7,798
5.875% due 08/02/2021		1,600	1,640
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		80,210	84,121
6.750% due 03/15/2022		56,098	56,363
GE Capital Funding LLC 4.400% due 05/15/2030		138,000	162,720
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		31,460	37,557
General Motors Financial Co., Inc. 0.009% due 03/26/2022 •	EUR	10,900	13,302
GLP Capital LP
4.000% due 01/15/2031		$5,500	6,012
5.250% due 06/01/2025		6,145	6,929
5.300% due 01/15/2029		29,711	34,659
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,168	28,554
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		14,700	15,608
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		236,900	242,536
Highwoods Realty LP 3.050% due 02/15/2030		1,669	1,768
Host Hotels & Resorts LP 4.000% due 06/15/2025		3,070	3,301
Howard Hughes Corp. 5.375% due 03/15/2025		34,900	36,078
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		19,400	19,536
1.600% (US0003M + 1.380%) due 09/12/2026 ~		50,300	51,153
3.000% due 05/29/2030 •	GBP	40,500	63,235
3.973% due 05/22/2030 •		$73,300	84,784
4.041% due 03/13/2028 •		17,580	20,080
4.292% due 09/12/2026 •		56,800	64,790
4.300% due 03/08/2026		78,900	90,934
4.583% due 06/19/2029 •		73,000	86,381
4.600% due 12/17/2030 •(k)(l)		43,800	44,681
4.750% due 07/04/2029 •(k)(l)	EUR	51,337	70,156
5.875% due 09/28/2026 •(k)(l)	GBP	80,500	121,370
6.000% due 09/29/2023 •(k)(l)	EUR	18,000	24,161
6.000% due 05/22/2027 •(k)(l)		$6,000	6,547
6.500% due 03/23/2028 •(k)(l)		92,140	103,600
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,980
4.650% due 04/01/2029		15,000	17,526
Hunt Cos., Inc. 6.250% due 02/15/2026		4,594	4,722
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		24,400	26,033
3.950% due 02/13/2050		9,900	10,023
ING Groep NV 5.750% due 11/16/2026 •(k)(l)		42,700	46,445
International Lease Finance Corp. 8.625% due 01/15/2022		4,475	4,818
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,800	3,478
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$12,160	12,358
Kilroy Realty LP
2.500% due 11/15/2032		10,098	10,257
3.050% due 02/15/2030		2,545	2,708

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		7,282	7,173
Life Storage LP 3.875% due 12/15/2027		2,792	3,193
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	1,550	2,226
3.574% due 11/07/2028 •		$43,950	49,640
4.375% due 03/22/2028		20,320	24,189
4.550% due 08/16/2028		29,400	35,485
4.947% due 06/27/2025 •(k)(l)	EUR	5,932	7,810
5.125% due 12/27/2024 •(k)(l)(o)	GBP	14,600	20,936
7.500% due 06/27/2024 •(k)(l)		$10,814	12,220
7.500% due 09/27/2025 •(k)(l)		122,752	141,472
7.625% due 06/27/2023 •(k)(l)	GBP	390,997	589,361
7.875% due 06/27/2029 •(k)(l)		116,142	196,923
Logicor Financing SARL 3.250% due 11/13/2028	EUR	4,639	6,681
MMcapS Funding Ltd.
0.541% (US0003M + 0.290%) due 12/26/2039 ~		$22,820	19,853
0.751% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,676
Morgan Stanley 5.597% due 03/24/2051 •		23,200	37,352
MPT Operating Partnership LP 3.500% due 03/15/2031		48,400	50,064
National Retail Properties, Inc. 2.500% due 04/15/2030		715	737
Nationwide Building Society
3.766% due 03/08/2024 •		4,123	4,392
3.960% due 07/18/2030 •		57,892	67,489
4.302% due 03/08/2029 •		79,100	91,990
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		79,246	80,142
1.801% (US0003M + 1.550%) due 06/25/2024 ~		2,800	2,852
2.000% due 03/08/2023 •	EUR	3,704	4,637
2.000% due 03/04/2025 •		18,700	24,150
2.500% due 03/22/2023		50,838	65,618
3.875% due 09/12/2023		$8,600	9,335
4.269% due 03/22/2025 •(o)		124,100	137,333
4.445% due 05/08/2030 •(o)		162,800	193,839
4.519% due 06/25/2024 •		15,762	17,220
4.800% due 04/05/2026		89,400	105,688
4.892% due 05/18/2029 •		13,000	15,636
5.076% due 01/27/2030 •(o)		177,353	218,099
5.125% due 05/12/2027 •(k)(l)	GBP	34,100	48,876
6.000% due 12/29/2025 •(k)(l)		$150,200	164,900
8.000% due 08/10/2025 •(k)(l)		87,121	101,689
8.625% due 08/15/2021 •(k)(l)		216,239	224,917
NatWest Markets PLC 3.625% due 09/29/2022 (o)		42,600	44,933
Navient Corp.
6.500% due 06/15/2022		92,429	98,043
6.625% due 07/26/2021		23,537	24,081
7.250% due 01/25/2022		34,020	35,615
New York Life Insurance Co. 3.750% due 05/15/2050		1,989	2,382
Newmark Group, Inc. 6.125% due 11/15/2023		17,600	19,153
Nissan Motor Acceptance Corp.
1.114% (US0003M + 0.890%) due 01/13/2022 ~		3,306	3,299
1.900% due 09/14/2021		4,296	4,327
2.800% due 01/13/2022		2,000	2,034
3.875% due 09/21/2023		4,800	5,125
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		17,066	18,141
OneMain Finance Corp.
5.625% due 03/15/2023		256,251	275,630
6.125% due 05/15/2022		240,631	255,670
6.125% due 03/15/2024		26,502	28,987
6.875% due 03/15/2025		18,426	21,432
7.750% due 10/01/2021		12,500	13,172
Ontario Teachers' Cadillac Fairview Properties Trust 3.125% due 03/20/2022		16,860	17,367
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,653	25,724
4.500% due 03/15/2023		27,952	29,304
5.250% due 08/15/2022		68,400	71,811
5.500% due 02/15/2024		11,114	12,128
Physicians Realty LP 3.950% due 01/15/2028		4,984	5,402
Preferred Term Securities Ltd.
0.000% due 09/26/2034 ~		6,000	2,430
0.517% (US0003M + 0.300%) due 03/22/2037 ~		86,122	74,926
0.517% (US0003M + 0.300%) due 09/22/2037 ~		101	90
0.517% (US0003M + 0.300%) due 12/22/2037 ~		12,958	11,274
0.527% (US0003M + 0.310%) due 12/22/2036 ~		93,369	87,300
0.557% (US0003M + 0.340%) due 09/22/2036 ~		19,906	19,110

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.567% (US0003M + 0.350%) due 06/22/2037 ~		51,322	37,978
0.587% (US0003M + 0.370%) due 09/22/2037 ~		42,865	33,006
0.597% (US0003M + 0.380%) due 09/23/2035 ~		172	167
0.597% (US0003M + 0.380%) due 12/22/2036 ~		1,393	1,059
0.597% (US0003M + 0.380%) due 03/22/2037 ~		46,862	36,084
0.607% (US0003M + 0.390%) due 12/22/2036 ~		3,087	2,531
0.617% (US0003M + 0.400%) due 09/22/2036 ~		30,003	23,402
0.617% (US0003M + 0.400%) due 12/22/2037 ~		2,130	1,683
0.617% (US0003M + 0.400%) due 03/22/2038 ~		105,098	93,092
0.629% (US0003M + 0.400%) due 06/23/2035 ~		25,596	23,548
0.647% (US0003M + 0.430%) due 12/22/2035 ~		30,312	25,159
0.667% (US0003M + 0.450%) due 03/22/2038 ~		7,166	5,446
0.697% (US0003M + 0.480%) due 09/23/2035 ~		15,092	12,979
0.717% (US0003M + 0.500%) due 03/23/2035 ~		16,464	15,312
0.729% (US0003M + 0.500%) due 06/23/2035 ~		10,965	8,333
0.797% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,112
0.817% (US0003M + 0.600%) due 03/22/2038 ~		17,757	14,738
0.819% (US0003M + 0.580%) due 09/26/2034 ~		7,500	6,975
0.837% (US0003M + 0.620%) due 12/22/2036 ~		32,827	24,949
0.967% (US0003M + 0.750%) due 09/23/2035 ~		20,740	15,347
1.096% (US0003M + 0.860%) due 07/03/2033 ~		4,167	4,042
1.109% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,400
1.117% (US0003M + 0.900%) due 03/22/2038 ~		42,185	40,920
1.136% (US0003M + 0.900%) due 01/03/2033 ~		16,159	15,836
QNB Finance Ltd.
1.664% (US0003M + 1.450%) due 08/11/2021 ~		31,600	31,817
1.788% (US0003M + 1.570%) due 07/18/2021 ~		25,000	25,174
Regency Centers LP
2.950% due 09/15/2029		2,796	2,989
3.700% due 06/15/2030		19,726	22,380
Sabra Health Care LP 4.800% due 06/01/2024		5,990	6,430
Santander Holdings USA, Inc.
3.244% due 10/05/2026		20,199	22,056
3.400% due 01/18/2023		10,812	11,359
3.500% due 06/07/2024		4,500	4,863
4.400% due 07/13/2027		9,079	10,378
4.500% due 07/17/2025		134,600	152,833
Santander UK Group Holdings PLC
2.920% due 05/08/2026 •	GBP	19,195	28,297
3.823% due 11/03/2028 •		$31,580	35,627
4.796% due 11/15/2024 •		8,730	9,716
6.750% due 06/24/2024 •(k)(l)	GBP	39,464	58,784
7.375% due 06/24/2022 •(k)(l)		124,393	178,203
SBA Communications Corp. 3.875% due 02/15/2027		$14,785	15,548
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		83,400	85,360
6.125% due 02/07/2022		228,585	240,952
Service Properties Trust 5.000% due 08/15/2022		6,895	7,033
SL Green Operating Partnership LP 3.250% due 10/15/2022		6,930	7,158
SL Green Realty Corp. 4.500% due 12/01/2022		31,500	33,147
SLM Student Loan Trust
0.007% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,002	1,138
0.585% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	18,201
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$1,013	1,040
4.125% due 07/15/2023		24,900	26,607
Societe Generale S.A.
5.375% due 11/18/2030 •(k)(l)		34,000	36,138
6.750% due 04/06/2028 •(k)(l)		14,187	15,930
7.375% due 10/04/2023 •(k)(l)		78,400	84,628
Society of Lloyd's 4.750% due 10/30/2024	GBP	2,100	3,246
Spirit Realty LP 3.400% due 01/15/2030		$1,557	1,689
Standard Chartered PLC
1.368% (US0003M + 1.150%) due 01/20/2023 ~		23,830	23,990
4.247% due 01/20/2023 •		7,900	8,194
Starwood Property Trust, Inc.
4.750% due 03/15/2025		7,871	8,092
5.000% due 12/15/2021		5,750	5,861
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (k)		142,662	231,535
STORE Capital Corp.
2.750% due 11/18/2030		10,700	10,889
4.500% due 03/15/2028		4,230	4,819
4.625% due 03/15/2029		2,618	3,038
Sunac China Holdings Ltd. 8.350% due 04/19/2023		9,800	10,338
Synchrony Financial 4.500% due 07/23/2025		545	613

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,001	9,266
5.661% due 10/13/2041		465	878
5.744% due 04/13/2040		4,043	7,611
5.801% due 10/13/2040		25,051	47,394
6.052% due 10/13/2039		30,163	56,392
7.623% due 07/13/2039		3,879	8,122
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (h)		$7,556	2,373
TP ICAP PLC 5.250% due 01/26/2024	GBP	3,475	5,214
Trafford Centre Finance Ltd. 0.773% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	7,549
U.S. Capital Funding Ltd.
0.504% due 07/10/2043 •		$57,588	50,101
1.094% (US0003M + 0.880%) due 05/01/2034 ~		8,564	8,136
UBS AG
4.750% due 02/12/2026 •(l)	EUR	1,900	2,336
5.125% due 05/15/2024 (l)		$62,650	69,213
7.625% due 08/17/2022 (l)		80,911	89,579
UBS Group AG
4.125% due 09/24/2025		28,740	32,938
4.253% due 03/23/2028		11,600	13,583
5.750% due 02/19/2022 •(k)(l)	EUR	5,000	6,416
7.000% due 02/19/2025 •(k)(l)		$7,600	8,669
UniCredit SpA
7.830% due 12/04/2023 (o)		593,520	704,682
9.250% due 06/03/2022 •(k)(l)	EUR	25,000	33,576
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	11,129	15,848
Uniti Group LP 7.875% due 02/15/2025		$35,349	38,027
Volkswagen Leasing GmbH 0.000% due 07/06/2021 •	EUR	12,300	15,047
Voyager Aviation Holdings LLC 9.000% due 08/15/2021		$33,294	18,894
Welltower, Inc. 4.250% due 04/15/2028		4,018	4,712
WP Carey, Inc. 3.850% due 07/15/2029		2,884	3,316
WPC Eurobond BV 2.125% due 04/15/2027	EUR	19,200	25,609
			14,292,417
INDUSTRIALS 10.0%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	17,600	24,112
AbbVie, Inc.
4.450% due 05/14/2046		$8,000	10,186
4.875% due 11/14/2048		7,000	9,470
Adient U.S. LLC 9.000% due 04/15/2025		4,000	4,465
Aker BP ASA
3.000% due 01/15/2025		5,950	6,255
3.750% due 01/15/2030		13,350	14,067
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		30,527	33,720
Alimentation Couche-Tard, Inc. 4.500% due 07/26/2047		2,000	2,508
Altice Financing S.A.
2.250% due 01/15/2025	EUR	25,528	30,196
3.000% due 01/15/2028		24,400	28,786
5.000% due 01/15/2028		$10,600	10,875
7.500% due 05/15/2026		10,300	10,882
Altice France S.A.
3.375% due 01/15/2028	EUR	5,000	6,056
5.500% due 01/15/2028		$15,100	15,806
7.375% due 05/01/2026		141,374	148,973
8.125% due 02/01/2027		18,500	20,418
Amdocs Ltd. 2.538% due 06/15/2030		32,600	34,268
American Airlines Pass-Through Trust
3.000% due 04/15/2030		20,546	20,189
3.200% due 12/15/2029		8,014	7,846
3.350% due 04/15/2031		7,341	7,270
3.375% due 11/01/2028		10,352	9,741
3.600% due 03/22/2029		220	218
3.650% due 02/15/2029		11,603	11,741
3.650% due 12/15/2029		4,048	3,796
4.000% due 01/15/2027		1,798	1,529
5.250% due 07/31/2022		731	729
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		5,000	6,191
4.439% due 10/06/2048		6,900	8,589
4.500% due 06/01/2050 (o)		89,454	112,756

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

4.600% due 06/01/2060	31,040	39,793
Aptiv PLC 5.400% due 03/15/2049	1,400	1,749
Arconic Corp. 6.000% due 05/15/2025	13,442	14,375
Arrow Electronics, Inc. 3.500% due 04/01/2022	3,793	3,904
AutoNation, Inc. 3.350% due 01/15/2021	1,900	1,901
B.C. Unlimited Liability Co.
4.250% due 05/15/2024	16,790	17,143
4.375% due 01/15/2028	4,729	4,879
Bacardi Ltd.
4.450% due 05/15/2025	18,100	20,222
4.700% due 05/15/2028	22,300	26,476
Banner Health
1.897% due 01/01/2031	2,000	2,039
2.338% due 01/01/2030	8,100	8,646
3.181% due 01/01/2050	13,919	15,465
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	24,100	26,962
Barry Callebaut Services NV 5.500% due 06/15/2023	4,500	4,905
BAT Capital Corp. 3.557% due 08/15/2027	24,000	26,729
Boeing Co.
4.508% due 05/01/2023	12,055	13,034
4.875% due 05/01/2025	33,445	38,147
5.040% due 05/01/2027	91,612	107,205
5.150% due 05/01/2030	120,089	145,545
5.705% due 05/01/2040 (o)	206,963	268,128
5.805% due 05/01/2050	170,011	234,867
5.930% due 05/01/2060	220,509	312,828
Bombardier, Inc.
6.125% due 01/15/2023	2,888	2,826
7.500% due 03/15/2025 (o)	2,471	2,295
7.875% due 04/15/2027	41,800	38,497
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	11,200	11,987
British Airways Pass-Through Trust 4.250% due 05/15/2034	19,879	21,333
Broadcom Corp.
3.500% due 01/15/2028	2,800	3,088
3.875% due 01/15/2027	66,055	74,260
Broadcom, Inc.
3.150% due 11/15/2025	11,267	12,307
4.110% due 09/15/2028	7,468	8,557
4.150% due 11/15/2030	87,742	101,631
4.250% due 04/15/2026	10,000	11,463
4.300% due 11/15/2032	93,092	110,549
4.750% due 04/15/2029	12,000	14,354
5.000% due 04/15/2030	3,227	3,925
Caesars Entertainment, Inc. 6.250% due 07/01/2025	98,401	104,921
Caesars Resort Collection LLC 5.750% due 07/01/2025	37,714	40,008
Carnival Corp. 11.500% due 04/01/2023 (o)	174,935	202,535
CCO Holdings LLC
4.500% due 08/15/2030	33,716	35,823
4.750% due 03/01/2030	37,454	40,460
Centene Corp.
4.250% due 12/15/2027	13,090	13,906
4.625% due 12/15/2029	16,855	18,734
4.750% due 01/15/2025	37,413	38,441
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~	112,786	115,711
4.800% due 03/01/2050	34,328	41,028
Citrix Systems, Inc. 3.300% due 03/01/2030	6,207	6,865
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	32,804	33,300
Coca-Cola European Partners PLC 4.500% due 09/01/2021	4,520	4,599
CommonSpirit Health
1.547% due 10/01/2025	14,350	14,753
2.782% due 10/01/2030	7,200	7,631
3.910% due 10/01/2050	23,900	26,693
Community Health Systems, Inc.
5.625% due 03/15/2027	312,940	336,880
6.000% due 01/15/2029	65,960	71,336
6.625% due 02/15/2025	61,887	65,251
8.000% due 03/15/2026	100,482	108,370
8.625% due 01/15/2024	170,453	178,017
Connect Finco SARL 6.750% due 10/01/2026	12,136	13,090

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(d)(e)		5,512	1,417
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,705	2,744
4.150% due 10/11/2025		1,655	1,670
7.707% due 10/02/2022		274	273
Continental Resources, Inc. 5.000% due 09/15/2022		3,078	3,086
Corning, Inc. 5.450% due 11/15/2079		11,846	16,263
CoStar Group, Inc. 2.800% due 07/15/2030		16,100	16,747
CSC Holdings LLC
4.125% due 12/01/2030		5,400	5,652
4.625% due 12/01/2030		1,900	1,986
6.500% due 02/01/2029		9,800	11,083
CVS Pass-Through Trust
4.163% due 08/11/2036		5,910	6,548
5.773% due 01/10/2033		4,878	5,732
5.880% due 01/10/2028		1,050	1,190
7.507% due 01/10/2032		4,366	5,368
DAE Funding LLC
4.500% due 08/01/2022		11,114	11,272
5.000% due 08/01/2024		29,900	30,704
5.250% due 11/15/2021		62,189	63,588
5.750% due 11/15/2023		58,344	60,021
Dell International LLC
4.900% due 10/01/2026		4,700	5,553
5.300% due 10/01/2029		4,600	5,637
5.450% due 06/15/2023		2,364	2,615
5.850% due 07/15/2025		2,600	3,125
6.020% due 06/15/2026		18,000	21,988
6.100% due 07/15/2027		3,100	3,855
6.200% due 07/15/2030		400	520
Delta Air Lines, Inc.
3.400% due 04/19/2021		7,130	7,177
3.625% due 03/15/2022		23,912	24,607
4.500% due 10/20/2025		32,100	34,321
4.750% due 10/20/2028		39,000	42,601
7.000% due 05/01/2025		177,375	204,907
Diamond Resorts International, Inc.
7.750% due 09/01/2023		126,081	129,824
10.750% due 09/01/2024		1,878	1,890
DISH DBS Corp. 6.750% due 06/01/2021		3,475	3,549
eBay, Inc. 2.700% due 03/11/2030		18,600	20,030
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		13,400	15,067
4.700% due 05/07/2050		34,000	42,844
Energy Transfer Operating LP
2.900% due 05/15/2025		6,778	7,177
3.750% due 05/15/2030		15,858	17,116
5.000% due 05/15/2050		14,366	15,570
Eni SpA 4.250% due 05/09/2029		3,000	3,557
EOG Resources, Inc. 4.950% due 04/15/2050		2,943	3,993
Exela Intermediate LLC 10.000% due 07/15/2023 (o)		16,771	5,136
Expedia Group, Inc.
4.625% due 08/01/2027		29,500	32,985
6.250% due 05/01/2025		90,217	104,609
7.000% due 05/01/2025		52,643	57,993
Exxon Mobil Corp. 4.327% due 03/19/2050		7,000	9,114
F-Brasile SpA 7.375% due 08/15/2026		10,000	9,725
Ford Foundation
2.415% due 06/01/2050		7,600	7,769
2.815% due 06/01/2070		14,800	15,913
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021		1,700	1,704
G4S International Finance PLC 1.500% due 01/09/2023	EUR	4,300	5,278
Gap, Inc.
8.375% due 05/15/2023		$25,580	29,033
8.625% due 05/15/2025 (o)		120,902	135,020
8.875% due 05/15/2027		60,222	69,933
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		3,000	3,168
4.950% due 02/06/2028		15,900	18,231
5.999% due 01/23/2021		98,967	99,330
6.510% due 03/07/2022		46,640	49,569
7.288% due 08/16/2037		30,560	45,048
8.625% due 04/28/2034		141,090	221,511

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

General Electric Co.
4.125% due 10/09/2042		633	743
4.250% due 05/01/2040		8,590	10,156
4.350% due 05/01/2050		310,846	378,052
5.550% due 01/05/2026		44,831	54,378
5.875% due 01/14/2038		1,656	2,246
6.150% due 08/07/2037		3,390	4,679
6.875% due 01/10/2039		3,070	4,526
General Motors Co. 6.800% due 10/01/2027 (m)		13,284	17,084
Greene King Finance PLC
1.843% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	427	444
5.106% due 03/15/2034		1,407	2,211
Heathrow Funding Ltd. 4.875% due 07/15/2023		$1,600	1,633
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		64,300	67,166
4.000% due 05/01/2031		66,000	69,761
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~		83,600	84,557
iHeartCommunications, Inc.
6.375% due 05/01/2026		108,157	115,931
8.375% due 05/01/2027		78,836	84,289
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	26,773	33,440
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		15,160	19,288
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$30,798	32,736
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		30,688	33,866
IHS Markit Ltd. 4.000% due 03/01/2026		1,377	1,581
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		19,400	22,781
Intel Corp.
4.750% due 03/25/2050		2,500	3,489
4.950% due 03/25/2060		22,500	33,369
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		27,560	7,527
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		92,269	62,743
8.000% due 02/15/2024		132,853	136,229
8.500% due 10/15/2024 ^(e)		503,546	361,244
9.750% due 07/15/2025 ^(e)		222,033	160,219
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		35,664	1,783
8.125% due 06/01/2023 ^(e)		3,500	175
IQVIA, Inc.
2.875% due 09/15/2025	EUR	5,900	7,313
3.250% due 03/15/2025		10,400	12,872
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$65,000	70,442
Kinder Morgan Energy Partners LP 5.400% due 09/01/2044		500	625
Kraft Heinz Foods Co.
3.000% due 06/01/2026		49,279	51,486
3.750% due 04/01/2030		15,482	16,551
3.875% due 05/15/2027		75,801	81,746
3.950% due 07/15/2025		2,648	2,917
4.250% due 03/01/2031		65,461	73,013
4.375% due 06/01/2046		11,900	12,876
5.500% due 06/01/2050		34,850	44,010
L Brands, Inc. 6.875% due 07/01/2025		7,400	8,046
Leidos, Inc. 4.375% due 05/15/2030		5,409	6,486
Leland Stanford Junior University 3.647% due 05/01/2048		27,479	34,849
Lenovo Group Ltd. 3.421% due 11/02/2030		31,100	32,713
Level 3 Financing, Inc.
3.400% due 03/01/2027		4,500	4,909
3.875% due 11/15/2029		20,196	22,475
Live Nation Entertainment, Inc. 3.750% due 01/15/2028 (c)		11,000	11,142
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 ^(e)		16	6
Marriott International, Inc. 4.625% due 06/15/2030		5,648	6,632
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		14,874	15,878
McDonald's Corp. 4.875% due 12/09/2045		17,000	23,215
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		20,755	21,624

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

5.625% due 07/17/2027		3,400	3,587
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/2050		4,600	4,909
MGM China Holdings Ltd. 5.250% due 06/18/2025		35,919	37,435
Micron Technology, Inc.
4.663% due 02/15/2030		24,361	29,925
5.327% due 02/06/2029		15,718	19,678
Mitchells & Butlers Finance PLC
0.667% (US0003M + 0.450%) due 12/15/2030 ~		54	49
6.013% due 12/15/2030	GBP	5,794	8,477
Moody's Corp.
2.550% due 08/18/2060		$7,900	7,425
3.250% due 05/20/2050		1,354	1,507
MPLX LP 5.500% due 02/15/2049		6,000	7,901
NCL Corp. Ltd. 3.625% due 12/15/2024		2,236	2,128
NetApp, Inc. 2.700% due 06/22/2030		34,000	36,557
Netflix, Inc.
3.625% due 06/15/2030	EUR	33,974	47,331
3.875% due 11/15/2029		77,361	109,502
4.625% due 05/15/2029		46,000	68,166
4.875% due 06/15/2030		$27,600	31,792
5.375% due 11/15/2029 (o)		11,702	13,808
5.500% due 02/15/2022		3,628	3,803
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		3,700	5,149
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		48	48
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,100	1,180
4.345% due 09/17/2027		11,940	13,198
4.810% due 09/17/2030 (o)		150,000	169,281
Noble Corp. 15.000% due 02/16/2028 «		11,097	11,097
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		56,855	22,944
Northrop Grumman Corp. 5.250% due 05/01/2050		20,000	29,720
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		15,007	13,900
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022 (d)	EUR	367	447
NVR, Inc. 3.000% due 05/15/2030		$15,907	17,414
NXP BV 4.300% due 06/18/2029		25,268	30,154
Occidental Petroleum Corp. 1.671% (US0003M + 1.450%) due 08/15/2022 ~		41,219	40,411
Odebrecht Oil & Gas Finance Ltd.
0.000% due 02/01/2021 (h)(k)		5635	36
Oracle Corp.
3.850% due 04/01/2060		12,010	14,770
4.000% due 07/15/2046		12,488	15,329
4.000% due 11/15/2047		2,900	3,583
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		12,358	13,061
7.375% due 06/01/2025		5,062	5,401
Pacific Drilling SA 8.375% due 10/01/2023 ^(e)		74,654	19,924
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		8,843	9,494
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		21,918	23,810
PayPal Holdings, Inc. 3.250% due 06/01/2050		10,658	12,319
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		14,400	15,359
PepsiCo, Inc. 3.875% due 03/19/2060		3,000	4,035
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		18,254	19,538
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		105,630	4,225
5.500% due 04/12/2037 ^(e)		117,045	4,565
6.000% due 05/16/2024 ^(e)		87,600	3,504
6.000% due 11/15/2026 ^(e)		54,167	2,167
9.000% due 11/17/2021 ^(e)		4,000	160
9.750% due 05/17/2035 ^(e)		43,640	1,702
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	6,900	7,955
5.350% due 02/12/2028		$9,010	8,902
5.950% due 01/28/2031		187,960	187,819
6.490% due 01/23/2027		63,860	67,532

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

6.500% due 03/13/2027		37,720	39,792
6.500% due 01/23/2029		77,231	79,973
6.750% due 09/21/2047		7,470	7,015
6.840% due 01/23/2030		127,990	134,201
6.950% due 01/28/2060		71,206	66,994
7.690% due 01/23/2050		24,800	25,048
Petronas Capital Ltd.
3.500% due 04/21/2030		8,500	9,787
4.550% due 04/21/2050		34,500	46,265
4.800% due 04/21/2060		23,200	33,644
PetSmart, Inc. 5.875% due 06/01/2025		11,395	11,730
Post Holdings, Inc. 4.625% due 04/15/2030		12,935	13,623
PTC, Inc. 3.625% due 02/15/2025		6,760	6,962
QVC, Inc.
4.375% due 03/15/2023		2,100	2,209
4.450% due 02/15/2025		13,108	14,029
4.850% due 04/01/2024		5,262	5,690
Radiology Partners, Inc. 9.250% due 02/01/2028 (o)		9,039	10,194
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	28,200	36,337
Rockefeller Foundation 2.492% due 10/01/2050		$46,000	47,968
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	8,750	9,997
3.625% due 10/14/2025		$5,500	5,548
4.625% due 02/16/2026	EUR	30,867	40,914
5.750% due 10/15/2027	GBP	17,500	26,564
5.750% due 10/15/2027		$21,200	23,505
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		16,158	17,552
10.875% due 06/01/2023		87,889	100,172
11.500% due 06/01/2025		135,857	158,993
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	50,689	95,051
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		$76,758	91,036
5.625% due 04/15/2023		4,600	5,056
6.250% due 03/15/2022		12,041	12,676
Sands China Ltd.
3.800% due 01/08/2026		31,760	33,998
4.375% due 06/18/2030		31,520	35,207
4.600% due 08/08/2023		29,100	30,977
5.125% due 08/08/2025		40,000	44,965
5.400% due 08/08/2028		34,362	40,331
Santos Finance Ltd. 4.125% due 09/14/2027		3,700	3,922
Saudi Arabian Oil Co. 3.250% due 11/24/2050		59,900	60,746
Seagate HDD Cayman
4.091% due 06/01/2029		2,900	3,113
4.125% due 01/15/2031		12,329	13,202
Sensata Technologies, Inc. 4.375% due 02/15/2030		3,500	3,773
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		9,385	10,153
Southwest Airlines Co.
4.750% due 05/04/2023		6,700	7,284
5.125% due 06/15/2027		38,100	45,357
5.250% due 05/04/2025		13,284	15,394
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^(e)		69,413	69,516
Spirit AeroSystems, Inc. 4.600% due 06/15/2028 (o)		2,800	2,774
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		5,186	5,243
4.738% due 09/20/2029		95,800	104,059
5.152% due 09/20/2029		98,830	114,643
Standard Industries, Inc. 4.375% due 07/15/2030		5,240	5,613
Staples, Inc. 7.500% due 04/15/2026		2,541	2,658
Sutter Health
2.294% due 08/15/2030		20,500	21,468
3.161% due 08/15/2040		12,800	13,605
3.361% due 08/15/2050		31,200	33,996
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		9,500	10,104
Syngenta Finance NV
3.933% due 04/23/2021		12,200	12,283
4.441% due 04/24/2023		7,700	8,085
4.892% due 04/24/2025		7,400	7,945
5.182% due 04/24/2028		17,100	18,349

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

TEGNA, Inc. 4.625% due 03/15/2028		21,764	22,294
Tenet Healthcare Corp. 4.625% due 07/15/2024		3,356	3,443
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		14,005	14,212
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		8,171	8,296
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	9,700	11,481
2.200% due 07/21/2021		$57,481	57,445
2.800% due 07/21/2023		11,394	11,301
3.250% due 04/15/2022	EUR	70,700	87,828
6.000% due 01/31/2025		21,400	28,496
Times Square Hotel Trust 8.528% due 08/01/2026		$1,128	1,235
Topaz Solar Farms LLC
4.875% due 09/30/2039		10,657	11,644
5.750% due 09/30/2039		77,190	88,726
TransCanada PipeLines Ltd. 6.200% due 10/15/2037		2,616	3,647
TransDigm, Inc. 5.500% due 11/15/2027		7,792	8,203
Transocean Guardian Ltd. 5.875% due 01/15/2024		6,937	5,844
Transocean, Inc.
7.250% due 11/01/2025		20,028	10,314
7.500% due 01/15/2026		15,644	7,274
8.000% due 02/01/2027		25,381	12,310
Triumph Group, Inc.
5.250% due 06/01/2022		5,893	5,628
6.250% due 09/15/2024		7,634	7,586
Trustees of Princeton University 2.516% due 07/01/2050		77,400	81,392
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		648	597
U.S. Renal Care, Inc. 10.625% due 07/15/2027		14,550	16,114
United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,320	5,156
4.000% due 10/11/2027		3,553	3,603
5.875% due 04/15/2029		204,069	221,051
United Group BV
3.125% due 02/15/2026	EUR	31,300	37,568
3.250% due 02/15/2026 •		5,550	6,644
3.625% due 02/15/2028		31,600	37,929
4.875% due 07/01/2024		4,329	5,417
United Parcel Service, Inc. 5.300% due 04/01/2050 (o)		$25,000	37,741
Univision Communications, Inc.
5.125% due 02/15/2025		104,268	105,246
6.625% due 06/01/2027		92,205	99,192
9.500% due 05/01/2025		17,260	19,288
Vail Resorts, Inc. 6.250% due 05/15/2025		8,670	9,266
Valaris PLC
5.750% due 10/01/2044 (e)		26,218	1,147
7.750% due 02/01/2026 ^(e)		4,216	182
Vale Overseas Ltd.
3.750% due 07/08/2030		14,000	15,589
6.250% due 08/10/2026		37,881	47,029
6.875% due 11/21/2036		13,351	19,601
6.875% due 11/10/2039		8,268	12,328
Vale S.A. 3.750% due 01/10/2023	EUR	9,883	12,891
ViaSat, Inc.
5.625% due 09/15/2025		$17,993	18,426
6.500% due 07/15/2028		21,700	23,517
Viking Cruises Ltd. 5.875% due 09/15/2027		2,400	2,352
VMware, Inc.
3.900% due 08/21/2027		9,090	10,257
4.700% due 05/15/2030		13,284	15,997
Vulcan Materials Co. 0.875% (US0003M + 0.650%) due 03/01/2021 ~		1,790	1,791
Walt Disney Co.
3.500% due 05/13/2040		39,771	46,752
3.600% due 01/13/2051		70,077	85,062
3.800% due 05/13/2060		47,248	60,033
4.700% due 03/23/2050		45,000	63,564
Wesleyan University 4.781% due 07/01/2116		10,045	12,688
Western Digital Corp. 4.750% due 02/15/2026 (o)		43,542	48,168
Western Midstream Operating LP
2.074% (US0003M + 1.850%) due 01/13/2023 ~		9,325	9,144

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

6.250% due 02/01/2050		6,527	7,191
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		3,460	3,736
Windstream Escrow LLC 7.750% due 08/15/2028		84,161	84,908
WMG Acquisition Corp.
2.750% due 07/15/2028	EUR	15,400	19,411
3.875% due 07/15/2030		$6,790	7,227
Woodside Finance Ltd. 4.600% due 05/10/2021		1,290	1,295
Wyndham Destinations, Inc.
3.900% due 03/01/2023		15,684	16,027
4.250% due 03/01/2022		798	818
4.625% due 03/01/2030		7,940	8,410
5.625% due 03/01/2021		1,000	1,009
5.650% due 04/01/2024		7,972	8,639
6.000% due 04/01/2027		5,922	6,651
Wynn Macau Ltd.
5.125% due 12/15/2029 (o)		15,398	15,753
5.500% due 01/15/2026		43,200	44,982
5.500% due 10/01/2027		8,555	8,895
5.625% due 08/26/2028		27,000	28,348
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,728	4,113
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,479,871	10,145
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		$44,809	44,979
6.125% due 03/01/2028		16,093	17,046
Zimmer Biomet Holdings, Inc. 0.989% (US0003M + 0.750%) due 03/19/2021 ~		418	418
			13,157,423
UTILITIES 3.8%
AT&T, Inc.
2.250% due 02/01/2032		65,498	66,532
3.100% due 02/01/2043		93,811	95,180
3.300% due 02/01/2052		93,941	93,145
3.500% due 06/01/2041		140,790	152,012
3.500% due 09/15/2053		4,360	4,360
3.500% due 02/01/2061		107,103	106,678
3.550% due 09/15/2055		6,169	6,148
3.650% due 06/01/2051		171,766	179,864
3.800% due 12/01/2057		12,317	12,844
3.850% due 06/01/2060		119,330	125,349
Edison International
2.400% due 09/15/2022		29,669	30,340
2.950% due 03/15/2023		1,151	1,197
3.125% due 11/15/2022		14,588	15,154
3.550% due 11/15/2024		16,396	17,670
5.750% due 06/15/2027		13,819	16,553
Enable Midstream Partners LP
4.400% due 03/15/2027		4,145	4,187
4.950% due 05/15/2028		4,342	4,491
FirstEnergy Corp.
3.400% due 03/01/2050		5,900	5,672
3.900% due 07/15/2027		2,000	2,206
4.850% due 07/15/2047		2,500	3,111
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,910	99,629
6.000% due 11/27/2023		255,580	286,007
Gazprom OAO Via Gaz Capital S.A. 4.250% due 04/06/2024	GBP	4,500	6,574
Lumen Technologies, Inc. 4.000% due 02/15/2027		$13,494	13,951
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^		980	941
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(d)		11,557	3034
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,140	1,080
Pacific Gas & Electric Co.
2.100% due 08/01/2027		32,565	33,095
2.500% due 02/01/2031		43,159	43,268
2.950% due 03/01/2026		60,959	64,523
3.150% due 01/01/2026 (o)		342,128	364,845
3.250% due 06/15/2023		106,354	111,037
3.300% due 03/15/2027		44,370	47,541
3.300% due 12/01/2027		146,911	157,039
3.300% due 08/01/2040 (o)		18,200	18,187
3.400% due 08/15/2024		87,138	92,835
3.450% due 07/01/2025		157,836	171,150
3.500% due 06/15/2025		98,295	106,386
3.500% due 08/01/2050		94,963	94,595
3.750% due 02/15/2024		73,535	78,473

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.750% due 07/01/2028		175,738	192,130
3.750% due 08/15/2042		9,140	9,211
3.850% due 11/15/2023		38,144	40,570
3.950% due 12/01/2047		42,745	44,347
4.000% due 12/01/2046		45,016	46,864
4.250% due 08/01/2023		57,552	61,826
4.250% due 03/15/2046		46,511	50,033
4.300% due 03/15/2045		24,491	26,139
4.450% due 04/15/2042		51,292	55,615
4.500% due 07/01/2040		156,297	174,693
4.500% due 12/15/2041		21,591	22,609
4.550% due 07/01/2030 (o)		303,698	346,283
4.600% due 06/15/2043		23,086	25,371
4.650% due 08/01/2028		15,900	18,175
4.750% due 02/15/2044		18,737	21,097
4.950% due 07/01/2050		263,253	313,968
Petrobras Global Finance BV
5.093% due 01/15/2030		214,264	239,708
6.250% due 12/14/2026	GBP	4,610	7,507
6.625% due 01/16/2034		8,700	14,579
6.850% due 06/05/2115		$7,796	9,736
Rio Oil Finance Trust
8.200% due 04/06/2028		25,970	29,281
9.250% due 07/06/2024		14340	15918
9.750% due 01/06/2027		22815	25734
San Diego Gas & Electric Co. 3.750% due 06/01/2047		518	608
Shell International Finance BV 3.250% due 04/06/2050 (o)		51,437	58,368
Southern California Edison Co.
2.850% due 08/01/2029		2,425	2,647
3.650% due 03/01/2028		1,162	1,305
3.650% due 02/01/2050		13,766	15,651
4.000% due 04/01/2047		4,000	4,699
4.125% due 03/01/2048		863	1,031
4.875% due 03/01/2049		2,032	2,684
5.750% due 04/01/2035		2,126	2,940
6.000% due 01/15/2034		582	811
6.650% due 04/01/2029		6,466	8,147
Southern California Gas Co. 5.125% due 11/15/2040		910	1,258
Sprint Communications, Inc. 6.000% due 11/15/2022		27,894	30,230
Sprint Corp.
7.125% due 06/15/2024		9,900	11,589
7.250% due 09/15/2021 (o)		183,956	191,636
7.625% due 03/01/2026		20,010	24,867
7.875% due 09/15/2023		89,430	103,654
Systems Energy Resources, Inc. 2.140% due 12/09/2025		26,100	26,168
Talen Energy Supply LLC 6.625% due 01/15/2028		6,812	7,139
Transocean Phoenix Ltd. 7.750% due 10/15/2024		3,184	3,104
Transocean Proteus Ltd. 6.250% due 12/01/2024		2,820	2,661
Verizon Communications, Inc. 4.000% due 03/22/2050		3,000	3,639
Virginia Electric & Power Co. 4.600% due 12/01/2048		2,400	3,372
			5,036,485
Total Corporate Bonds & Notes (Cost $29,782,645)			32,486,325
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Multiplan Corp. 6.000% due 10/15/2027 «		56,500	54,387
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		3,330	316
Total Convertible Bonds & Notes (Cost $57,537)			54,703
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		4,500	8,320

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,714	5,114
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	9,735	10,568
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	25,111
6.725% due 04/01/2035	6,975	8,059
7.350% due 07/01/2035	14,630	17,454
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	15,510	16,704
		83,010
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	115	117
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)	1,005	780
5.250% due 07/01/2037 ^(e)	5,635	4,388
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)	1,775	1,349
5.900% due 07/01/2028 ^(e)	7,215	5,501
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)	4,350	3,306
6.000% due 07/01/2039 ^(e)	4,805	3,682
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)	9,445	7,013
5.750% due 07/01/2041 ^(e)	8,200	6,027
6.500% due 07/01/2040 ^(e)	1,640	1,292
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)	22,065	15,446
5.500% due 07/01/2039 ^(e)	29,275	21,444
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	2,665	1,832
		72,060
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,335	2,343
Total Municipal Bonds & Notes (Cost $115,405)		165,850
U.S. GOVERNMENT AGENCIES 44.9%
Fannie Mae
0.210% due 12/25/2036 •	36	36
0.268% due 03/25/2034 •	7	7
0.298% due 08/25/2034 •	4	4
0.368% due 09/25/2031 •	1,947	1,918
0.498% due 03/25/2044 •	6	6
0.548% due 11/25/2021 - 08/25/2036 •	12	11
0.548% due 06/25/2029 •	1	1
0.550% due 03/25/2022 •	3	3
0.558% due 04/18/2028 •	1	1
0.558% due 09/18/2031 •	2	2
0.598% due 06/25/2049	12,624	12,704
0.648% due 09/25/2022 ~(a)	30,908	157
0.650% due 01/25/2022 •	1	1
0.736% due 02/25/2022 ~(a)	83,177	353
0.848% due 08/25/2022 •	1	1
1.048% due 05/25/2021 - 10/25/2021 •	1	1
1.348% due 01/25/2024 •	2	2
1.448% due 11/25/2021 •	1	1
1.800% due 11/01/2033 •	13	14
1.903% due 03/01/2033 •	10	10
1.944% due 10/01/2044 •	2	2
2.073% due 08/01/2033 •	13	14
2.144% due 10/01/2040 •	25	25
2.160% due 10/01/2034 •	86	86
2.208% due 10/01/2032 •	6	6
2.215% due 10/01/2033 •	1	1
2.306% due 01/25/2022 ~(a)	7,869	72
2.319% due 09/01/2035 •	5	5
2.370% due 10/01/2035 •	71	71
2.375% due 09/01/2024 •	37	37
2.401% due 10/01/2036 •	2	2
2.483% due 09/25/2042 •	3,058	2,751
2.500% due 08/01/2032 •	4	4
2.500% due 04/25/2042 - 08/25/2042	28,401	29,578
2.510% due 07/01/2032 •	5	5

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

2.723% due 10/01/2025 •	1	1
2.816% due 12/01/2033 •	9	9
2.891% due 09/01/2024 •	1	1
2.978% due 02/01/2034 •	481	495
2.997% due 03/01/2033 •	159	159
3.000% due 06/25/2027 - 06/25/2042 (a)	48,389	3,030
3.020% due 11/01/2029 - 09/01/2031 •	57	57
3.138% due 04/01/2024 •	1	1
3.195% due 02/01/2032 •	5	6
3.340% due 12/01/2035 •	16	16
3.375% due 09/01/2024 •	17	17
3.379% due 04/01/2033 •	1	1
3.500% due 08/01/2026 •	1	1
3.525% due 07/01/2032 •	41	41
3.587% due 09/01/2033 •	1	1
3.690% due 05/01/2024 •	14	14
3.700% due 05/01/2024 •	5	5
3.702% due 03/01/2036 •	2	2
3.708% due 04/01/2028 •	5	5
3.782% due 04/01/2032 •	20	20
3.795% due 10/01/2025 - 03/01/2034 •	8	7
3.881% due 12/01/2027 •	3	3
3.895% due 06/01/2032 •	45	45
4.000% due 07/01/2041 - 08/01/2041	1,605	1,711
4.000% due 07/01/2041 - 08/01/2041 (o)	8,359	8,912
4.000% due 12/25/2042 - 12/25/2047 (a)	3,725	318
4.000% due 01/01/2059	868	969
4.039% due 09/01/2030 •	9	9
4.064% due 04/01/2027 •	36	36
4.500% due 12/25/2039 - 07/25/2040	6,283	6,774
4.500% due 12/25/2042 (a)	1,617	267
5.000% due 08/25/2033 - 06/25/2043	34,494	39,496
5.500% due 11/25/2032 - 06/01/2048	10,319	12,059
5.702% due 03/25/2041 •(a)	3,800	709
5.778% due 06/25/2043 •(a)	5,402	982
5.852% due 11/25/2049 •(a)	35,579	6,241
5.882% due 06/25/2037 •(a)	661	138
5.902% due 03/25/2037 •(a)	1,248	250
5.902% due 03/25/2049 (a)	14,908	2,366
5.922% due 12/25/2036 •(a)	1,283	238
5.922% due 02/25/2037 •(a)	603	111
5.952% due 04/25/2037 (a)	1,111	222
5.962% due 04/25/2037 •(a)	1,648	299
6.000% due 06/25/2029 - 09/25/2031	1,226	1,396
6.000% due 05/25/2031	367	416
6.002% due 08/25/2035 - 02/25/2043 •(a)	6,670	1,066
6.152% due 01/25/2038 •(a)	2,545	479
6.202% due 01/25/2040 •(a)	3,235	560
6.232% due 03/25/2037 •(a)	3,451	682
6.252% due 05/25/2037 •(a)	1,042	190
6.262% due 06/25/2037 •(a)	3,771	810
6.292% due 04/25/2037 •(a)	2,617	612
6.302% due 12/25/2037 - 10/25/2039 •(a)	4,259	638
6.402% due 10/25/2036 - 06/25/2040 •(a)	2,606	496
6.452% due 11/25/2035 •(a)	473	60
6.500% due 06/25/2028	16	18
6.500% due 11/18/2029 - 02/25/2033	67	77
6.502% due 11/25/2036 •(a)	814	130
6.552% due 03/25/2036 •(a)	1,744	316
6.642% due 04/25/2037 •(a)	1,781	381
6.850% due 12/18/2027	4	5
6.852% due 02/25/2038 •(a)	7,662	1,726
6.900% due 05/25/2023	7	7
7.000% due 07/25/2022 - 07/01/2034	194	217
7.000% due 01/25/2048	13	16
7.052% due 02/25/2037 •(a)	650	152
7.500% due 07/25/2022 - 06/25/2042	25	28
7.500% due 06/25/2042 ~	17	20
7.529% due 11/25/2042 •	71	87
7.620% due 01/17/2040 ~	80	80
8.500% due 06/25/2030	102	125
16.918% due 03/25/2038 •	618	839
20.807% due 04/25/2023 •(a)	8	1
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	226,611	203,432
0.278% due 08/25/2031 •	10	10
0.499% due 01/25/2021 ~(a)	25,633	0
0.559% due 12/15/2046 •	34,575	34,768
0.609% due 06/15/2049	19,664	19,786
0.738% due 01/25/2023 ~(a)	167,604	1,982
1.133% due 06/25/2021 ~(a)	31,140	35
1.156% due 09/25/2030 ~(a)	203,327	18,588
1.286% due 12/25/2021 ~(a)	88,619	608
1.381% due 06/25/2030 ~(a)	88,680	9,427
1.433% due 05/25/2030 ~(a)	309,326	36,061
1.749% due 10/15/2023 •	55	56

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

2.009% due 07/25/2044 •	7	7
2.245% due 12/01/2037 •	2	2
2.258% due 09/01/2037 •	1	1
2.290% due 02/01/2037 •	4	4
2.349% due 10/01/2032 •	8	8
2.355% due 09/01/2031 •	125	125
2.363% due 09/01/2034 •	31	31
2.370% due 08/01/2034 •	1	1
2.371% due 04/01/2036 •	6	6
2.377% due 08/01/2024 •	1	1
2.404% due 11/01/2031 •	10	10
2.475% due 06/01/2033 •	4	4
2.495% due 09/01/2033 - 09/01/2037 •	42	43
2.500% due 09/01/2032 •	26	26
2.503% due 09/01/2024 •	3	3
2.562% due 08/01/2036 •	1	1
2.576% due 07/01/2034 •	39	41
2.585% due 01/01/2033 •	8	8
2.599% due 12/01/2033 •	44	46
2.601% due 09/01/2037 •	1	1
2.607% due 05/01/2035 •	20	21
2.610% due 07/01/2033 •	6	6
2.629% due 01/01/2035 •	63	66
2.663% due 01/15/2038 ~(a)	30,530	1,849
2.743% due 09/01/2033 •	2	2
2.859% due 09/01/2037 •	2	2
2.905% due 09/01/2023 •	2	2
2.947% due 03/01/2031 •	8	8
2.967% due 11/01/2029 •	68	69
2.974% due 12/01/2034 •	11	11
3.000% due 03/15/2027 - 10/15/2047 (a)	66,875	7,355
3.000% due 08/01/2032 - 03/01/2049	39,637	41,850
3.000% due 07/01/2046 - 11/01/2048 (o)	659,957	692,835
3.010% due 07/01/2025 •	3	3
3.014% due 03/01/2032 •	119	120
3.128% due 06/01/2037 •	1	1
3.180% due 05/01/2033 •	12	12
3.203% due 07/01/2033 •	9	9
3.236% due 05/01/2029 •	14	15
3.260% due 01/01/2035 •	27	27
3.500% due 08/15/2042 - 10/01/2047	9,567	10,451
3.500% due 12/15/2042 (a)	7,783	912
3.500% due 05/01/2044 - 05/01/2049	82,658	87,750
3.500% due 04/01/2047 - 05/01/2049 (o)	833,072	882,248
3.591% due 06/25/2041 ~(a)	3,500	21
3.600% due 02/01/2033 •	1	1
3.653% due 05/01/2037 •	2	2
3.720% due 11/01/2035 •	59	63
3.806% due 04/01/2033 •	1	1
3.910% due 02/01/2036 •	2	2
4.000% due 08/01/2040 - 06/01/2048	156,251	167,979
4.000% due 09/01/2047 - 08/01/2048 (o)	236,628	254,684
4.000% due 12/01/2047	3,242	3,479
4.000% due 04/01/2048 (o)	12,062	12,931
4.000% due 09/15/2048 (a)	13,532	932
4.227% due 09/25/2035 ~(a)	85,213	22,407
4.500% due 06/01/2048	7,906	8,587
4.710% due 03/01/2025 •	3	3
5.000% due 01/15/2034 - 05/15/2038	4,491	5,190
5.061% due 03/15/2036 •(a)	1,052	68
5.500% due 08/15/2036 - 06/15/2041	28,504	32,932
5.625% due 08/01/2037 - 10/01/2037	303	339
5.791% due 11/15/2037 •(a)	7,956	1,474
5.891% due 08/15/2037 •(a)	1,012	188
6.000% due 12/01/2023 - 02/15/2032	1,442	1,658
6.041% due 06/15/2038 - 01/15/2042 •(a)	6,249	1,062
6.281% due 03/15/2037 •(a)	5,041	1,005
6.291% due 03/15/2037 •(a)	1,521	309
6.291% due 06/15/2039 •(a)	918	188
6.391% due 09/15/2036 •(a)	2,100	394
6.411% due 09/15/2036 •(a)	1,257	237
6.491% due 04/15/2036 •(a)	6,326	1,431
6.491% (- 1.0*LIBOR01M + 6.650%) due 05/15/2036 ~(a)	1,507	289
6.500% due 11/15/2021 - 11/25/2049	8,735	10,208
6.500% due 03/15/2024	9	9
6.541% due 04/15/2026 •(a)	613	63
6.591% due 01/15/2037 •(a)	791	160
6.750% due 01/15/2024	2	2
6.991% due 08/15/2036 •(a)	2,239	470
7.000% due 05/15/2021 - 09/01/2047	361	392
7.041% due 07/15/2034 •(a)	1,870	160
7.250% due 09/15/2030	16	19
7.500% due 11/15/2021 - 09/15/2030	148	176
7.597% due 12/15/2042 •	3,055	3,673
8.500% due 06/15/2031	55	67
8.819% due 05/15/2023 •	2	3

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

9.266% due 11/15/2043 •	20,492	27,554
9.426% due 08/15/2044 •	11,310	14,193
9.583% due 01/15/2041 •	1,474	1,832
10.543% due 02/15/2040 •	605	810
15.783% due 12/15/2031 - 02/15/2032 •	690	963
16.478% due 09/15/2034 •	272	291
19.606% due 02/15/2024 •	8	10
19.998% due 11/15/2023 •	9	11
20.518% due 10/15/2031 •	29	38
22.491% due 02/15/2024 •	3	4
Ginnie Mae
0.088% due 08/16/2048 ~(a)	8,188	61
0.301% due 11/16/2043 ~(a)	19,269	173
0.399% due 10/16/2053 ~(a)	2,705	24
0.540% due 10/20/2062	5,544	5,546
0.610% due 03/20/2063 •	1,053	1,055
0.790% due 07/20/2063 •	525	526
0.890% due 11/20/2065 - 08/20/2066 •	49,237	49,827
0.910% due 10/20/2066 •	16,055	16,227
0.920% due 09/20/2066 •	8,229	8,335
0.940% due 05/20/2066 •(o)	75,546	76,610
0.940% due 07/20/2066 - 09/20/2066 •	33,591	34,049
0.970% due 08/20/2066 •	13,421	13,631
0.988% due 03/16/2051 ~(a)	875	5
0.990% due 04/20/2066 - 11/20/2066 •	34,804	35,384
1.140% due 03/20/2066 - 01/20/2067 •	38,364	39,189
1.290% due 03/20/2066 •	8,913	9,150
1.336% due 04/20/2068 •	34,091	34,517
1.904% due 04/20/2067 •	40,959	41,779
2.250% due 08/20/2027 - 10/20/2029 •	37	37
2.750% due 08/20/2033 •	5	5
2.875% (H15T1Y + 1.500%) due 06/20/2022 ~	1	1
2.875% due 06/20/2027 - 06/20/2032 •	86	87
3.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	3	3
3.000% due 01/20/2027 - 01/20/2035 •	71	73
3.000% due 01/20/2042 - 11/20/2048	1,094	1,160
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	3	3
3.125% due 12/20/2026 - 12/20/2033 •	47	46
3.500% due 01/20/2042 - 03/20/2043 (a)	1,634	117
3.500% due 01/20/2045 - 03/15/2048	8,236	9,165
3.500% due 03/20/2046 - 08/20/2047 (o)	213,010	235,404
4.000% due 06/20/2039 - 01/20/2049	113,674	126,021
4.000% due 03/20/2043 (a)	2,105	159
4.000% due 01/20/2045 - 07/20/2048 (o)	311,213	336,511
4.500% due 07/20/2032 - 01/20/2049	15,942	17,261
4.500% due 05/20/2048 - 02/20/2049 (o)	336,556	364,306
5.000% due 07/20/2033	211	230
5.500% due 04/20/2037	106	127
5.625% due 07/20/2037	87	97
6.048% due 10/20/2047 •(a)	17,964	3,320
6.100% due 06/15/2028 - 01/15/2029	304	340
6.490% due 01/15/2028 - 01/15/2029	419	470
Ginnie Mae, TBA 3.500% due 02/01/2051	64,000	67,810
Small Business Administration 5.370% due 04/01/2028	189	207
Uniform Mortgage-Backed Security
2.500% due 04/01/2022 - 09/01/2050	143,102	151,053
2.500% due 07/01/2050 - 09/01/2050 (o)	1,298,340	1,370,374
3.000% due 11/01/2025 - 08/01/2050	290,824	306,277
3.000% due 02/01/2030 - 08/01/2050 (o)	5,286,064	5,629,284
3.000% due 11/01/2039 - 06/01/2050	7,372	7,736
3.000% due 07/01/2050 (o)	59,548	62,532
3.500% due 10/01/2025 - 07/01/2050	521,984	554,196
3.500% due 11/01/2025 - 05/01/2050 (o)	2,061,100	2,185,861
3.500% due 02/01/2026 - 04/01/2050	40,289	42,894
3.500% due 05/01/2035 - 07/01/2050 (o)	1,942,223	2,050,975
4.000% due 09/01/2023 - 05/01/2050	699,333	753,121
4.000% due 06/01/2024 - 04/01/2048	42,868	46,294
4.000% due 08/01/2024 - 09/01/2050 (o)	6,900,934	7,387,473
4.000% due 10/01/2044 - 06/01/2049 (o)	203,833	219,229
4.500% due 08/01/2023 - 12/01/2043	346	376
4.500% due 10/01/2023 - 02/01/2050	90,543	98,755
4.500% due 05/01/2039 - 02/01/2050 (o)	296,047	321,579
5.000% due 06/01/2024 - 06/01/2049	18,741	20,738
5.000% due 10/01/2026	41	46
5.500% due 05/01/2027	16	18
5.500% due 12/01/2028 - 01/01/2029	131	146
6.000% due 12/01/2032 - 03/01/2040	8,198	9,716
6.000% due 12/01/2034 - 09/01/2040	6,998	8,366
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2051 - 03/01/2051	9,669,300	10,014,255
2.500% due 02/01/2035 - 01/01/2036	248,250	258,933
2.500% due 01/01/2051 - 03/01/2051	16,117,100	16,946,226
3.000% due 01/01/2051 - 02/01/2051	5,375,600	5,633,283
3.500% due 01/01/2036	5,000	5,302

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.500% due 01/01/2051	478,500	505,776
4.000% due 01/01/2051	339,913	363,016
4.000% due 02/01/2051	6,000	6,417
Vendee Mortgage Trust 6.500% due 09/15/2024	26	29
Total U.S. Government Agencies (Cost $58,610,828)		59,264,600
U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Bonds
2.250% due 08/15/2046 (s)	4,400	5,014
2.500% due 02/15/2045 (o)(q)(s)	77,400	92,154
2.500% due 02/15/2046	1,675	1,998
2.500% due 05/15/2046 (s)	4,955	5,910
2.750% due 11/15/2047	100	125
2.875% due 05/15/2043 (q)(s)	118,245	149,266
2.875% due 08/15/2045 (o)	858,035	1,089,939
2.875% due 11/15/2046 (o)	542,700	692,197
3.000% due 11/15/2044 (o)	615,851	795,795
3.000% due 08/15/2048 (s)	2,575	3,382
3.000% due 02/15/2049 (o)	166,412	219,131
3.125% due 02/15/2043 (o)(s)	276,160	361,694
3.125% due 08/15/2044 (o)	478,709	630,381
3.375% due 05/15/2044 (o)(q)(s)	712,309	972,636
3.625% due 08/15/2043 (o)(q)	679,488	958,237
3.625% due 02/15/2044 (o)(q)	494,249	698,841
3.750% due 11/15/2043 (o)(s)	355,213	510,535
6.250% due 05/15/2030 (q)	845	1,259
U.S. Treasury Inflation Protected Securities (j)
0.125% due 10/15/2024 (q)	447,249	479,644
0.125% due 07/15/2030 (q)(s)	1,524,442	1,710,892
0.250% due 01/15/2025 (q)	759	819
0.250% due 07/15/2029 (o)(q)	1,603,835	1,816,393
0.250% due 02/15/2050	215,315	256,989
0.375% due 01/15/2027 (q)	18,876	21,071
0.500% due 04/15/2024	72	78
0.500% due 01/15/2028 (q)	4,946	5,611
0.625% due 02/15/2043	27,090	33,802
0.750% due 07/15/2028 (o)(q)	926,093	1,077,496
0.750% due 02/15/2042 (q)	214,387	273,136
0.750% due 02/15/2045	171,387	221,257
0.875% due 02/15/2047 (q)	212,818	286,454
1.000% due 02/15/2046 (q)	136,868	186,862
1.000% due 02/15/2048 (o)(q)(s)	199,458	277,996
1.000% due 02/15/2049 (q)	579,413	816,881
1.375% due 02/15/2044 (q)	108,971	157,076
2.125% due 02/15/2040	60,715	94,113
2.125% due 02/15/2041	15,338	24,074
2.500% due 01/15/2029 (q)	21,741	28,571
U.S. Treasury Notes
2.250% due 11/15/2024 (s)	965	1,039
2.750% due 02/28/2025 (s)	400	441
Total U.S. Treasury Obligations (Cost $13,399,391)		14,959,189
NON-AGENCY MORTGAGE-BACKED SECURITIES 27.5%
20 Times Square Trust 3.100% due 05/15/2035 ~	138,309	134,840
Adjustable Rate Mortgage Trust
0.508% due 08/25/2036 •	148	93
0.568% due 06/25/2037 •	476	462
0.648% due 10/25/2035 •	31	31
0.648% due 03/25/2036 •	895	458
0.688% due 11/25/2035 •	4,077	3,823
0.688% due 01/25/2036 •	794	765
1.298% due 01/25/2035 •	2,454	2,319
1.298% due 01/25/2035 ^•	3,820	3,501
2.746% due 01/25/2036 ^~	145	139
2.769% due 11/25/2035 ^~	267	241
2.862% due 01/25/2036 ^~	1,001	937
3.045% due 11/25/2035 ^~	458	396
3.058% due 07/25/2035 ~	1,625	1,605
3.138% due 02/25/2036 ^~	1,835	1,405
3.169% due 05/25/2035 ~	4,197	4,210
3.179% due 01/25/2036 ^~	5,348	4,721
3.195% due 03/25/2036 ~	12,399	6,178
3.311% due 09/25/2035 ^~	915	867
3.581% due 11/25/2035 ^~	90	86
3.761% due 08/25/2036 ~	5,055	2,119
American General Mortgage Loan Trust 0.000% due 09/25/2048 (h)	256,666	263,864
American Home Mortgage Assets Trust
0.338% due 12/25/2046 ^•	38,986	32,436
0.338% due 06/25/2047 ^•	112	101
0.358% due 10/25/2046 •	227	152
0.528% due 05/25/2046 ^•	9,382	8,169

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.528% due 09/25/2046 ^•		14,319	14,101
1.529% due 11/25/2046 •		103,947	44,789
6.250% due 06/25/2037 ^þ		7,064	6,585
American Home Mortgage Investment Trust
0.428% due 03/25/2046 •		11,628	10,625
0.468% due 06/25/2046 •		12,408	3,915
0.748% due 11/25/2045 •		263	225
1.743% due 10/25/2034 •		2,082	2,093
1.879% due 09/25/2035 •		38,370	22,257
2.007% due 12/25/2035 •		268	141
2.007% due 11/25/2045 ^•		28,516	18,110
2.257% due 02/25/2045 •		4,537	4,566
5.908% due 09/25/2035 þ		27,916	20,679
Asti Finance SRL 0.092% due 05/27/2050 •	EUR	1,021	1,248
Avon Finance PLC
0.000% due 11/28/2049 (b)(h)	GBP	27,160	28,876
0.000% due 11/28/2049 (h)		1,900	78,567
0.954% due 09/20/2048 •		105,101	143,574
1.455% due 11/28/2049 •		663,426	917,566
1.554% due 09/20/2048 •		11,604	15,764
2.054% due 09/20/2048 •		11,605	15,723
2.155% due 11/28/2049 •		66,994	92,500
2.554% due 09/20/2048 •		8,778	11,894
2.705% due 11/28/2049 •		28,517	39,329
3.555% due 11/28/2049 •		17,653	24,568
4.055% due 11/28/2049 •		22,179	29,856
4.555% due 11/28/2049 •		23,990	31,927
BAMLL Commercial Mortgage Securities Trust
1.045% due 07/07/2043 ~(a)		$3,395	130
3.418% due 07/07/2043		2,881	2,923
Banc of America Alternative Loan Trust
0.548% due 06/25/2046 ^•		43	32
4.020% due 11/25/2021 ^~		101	78
5.500% due 10/25/2033		4,933	4,964
5.500% due 12/25/2035 ^		89	89
6.000% due 03/25/2021 ^		5	4
6.000% due 07/25/2034		17,863	18,604
6.000% due 08/25/2035 ^		825	789
6.000% due 08/25/2035		5,173	5,131
6.000% due 01/25/2036 ^		12,555	12,534
6.000% due 03/25/2036 ^		2,485	2,416
6.000% due 06/25/2046 ^		181	177
6.000% due 07/25/2046 ^		557	552
Banc of America Funding Corp. 3.974% due 09/25/2048 ~		12,560	12,760
Banc of America Funding Trust
0.312% due 02/20/2047 •		5,109	5,045
0.428% due 07/25/2037 •		15,630	14,822
0.438% due 05/26/2037 ~		33,052	22,226
0.438% due 07/25/2037 •		13,343	12,636
0.648% due 07/25/2036 ^•		30	22
0.712% due 05/20/2036 •		81,861	36,351
0.732% due 07/20/2036 •		561	567
0.772% due 09/20/2035 ^•		4,471	3,365
1.933% due 06/20/2035 ^•		555	465
2.199% due 12/20/2034 ~		279	189
3.046% due 03/20/2035 ~		19	20
3.046% due 09/20/2035 ^~		266	244
3.112% due 10/20/2046 ^~		254	216
3.158% due 09/20/2035 ~		24	23
3.181% due 10/20/2035 ~		4,507	4,261
3.222% due 09/20/2046 ^~		1,144	1,079
3.249% due 06/20/2047 ~		2,659	2,458
3.340% due 11/20/2035 ~		2,005	1,939
3.446% due 03/20/2036 ~		361	329
3.481% due 05/20/2036 ^~		142	141
3.500% due 01/20/2047 ^~		116	110
3.506% due 05/25/2035 ~		19	17
3.521% due 03/20/2036 ~		49	45
3.560% due 07/20/2036 ~		2,856	2,862
3.597% due 04/20/2035 ~		190	177
3.611% due 05/20/2034 ~		451	449
3.667% due 11/20/2035 ~		3,254	2,931
5.500% due 09/25/2034		27	27
5.500% due 03/25/2036 ^		76	77
5.888% due 04/25/2037 ^þ		329	336
6.000% due 09/25/2036 ^		1,607	1,545
6.000% due 09/25/2036 ^		179	178
6.000% due 08/25/2037 ^		197	189
6.000% due 08/25/2037 ^		4,067	3,914
6.000% due 10/26/2037 ~		8,401	8,289
Banc of America Mortgage Trust
2.372% due 12/25/2033 ~		89	88
2.623% due 11/25/2035 ^~		122	120
2.623% due 11/25/2035 ^~		17	16

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

2.714% due 12/25/2033 ~		33	33
2.733% due 11/25/2035 ^~		235	223
2.769% due 09/25/2035 ~		29	29
2.884% due 07/25/2034 ~		12	12
2.905% due 11/20/2046 ^~		28	26
2.921% due 08/25/2034 ~		131	137
2.932% due 10/25/2035 ^~		17	17
2.973% due 01/25/2034 ~		168	168
2.998% due 09/25/2035 ^~		486	465
3.029% due 09/25/2033 ~		1,708	1,693
3.094% due 07/25/2035 ^~		454	446
3.094% due 07/25/2035 ~		805	790
3.136% due 08/25/2035 ^~		2,541	2,504
3.227% due 06/25/2035 ~		154	142
3.337% due 01/25/2036 ^~		132	120
3.348% due 01/25/2035 ~		10,847	10,589
3.614% due 07/20/2032 ~		19	19
3.629% due 02/25/2036 ^~		2,383	2,275
3.672% due 02/25/2035 ~		208	210
3.692% due 05/25/2035 ^~		3,865	3,817
3.783% due 05/25/2034 ~		8	8
3.783% due 05/25/2034 ~		206	206
3.832% due 04/25/2035 ^~		352	353
3.954% due 05/25/2033 ~		9	9
3.996% due 02/25/2035 ~		121	119
4.124% due 04/25/2033 ~		74	73
4.224% due 03/25/2033 ~		148	143
4.339% due 05/25/2033 ~		1	1
5.500% due 09/25/2035 ^		142	140
5.500% due 09/25/2035		709	698
6.000% due 09/25/2037 ^		186	187
6.000% due 07/25/2046 •		3,176	3,083
6.500% due 10/25/2031		22	23
BANK 0.328% due 02/15/2061 ~(a)		215,517	5,139
Bankinter Fondo de Titulizacion de Activos 0.000% due 12/15/2040 •	EUR	2,167	2,633
Bayview Commercial Asset Trust 0.428% due 01/25/2037 •		$56	54
BCAP LLC Trust
0.257% due 11/26/2036 •		6,558	2,802
0.270% due 08/26/2036 ~		14,855	13,128
0.318% due 01/25/2037 ^•		424	427
0.368% due 05/25/2047 ^•		5,817	5,695
0.470% due 05/26/2037 •		13,143	9,946
0.510% due 03/26/2035 ~		1,331	1,217
0.547% due 07/26/2036 ~		363	325
0.710% due 05/26/2037 •		6,363	6,183
0.906% due 11/27/2047 ~		36,871	31,906
1.650% due 09/27/2037 •		7,271	7,150
2.005% due 06/26/2037 ~		9,187	8,411
2.005% due 06/27/2037 ~		7,783	6,950
2.826% due 02/26/2036 ~		33	30
2.901% due 09/26/2035 ~		18	16
2.909% due 10/26/2035 ~		5,920	5,963
2.920% due 12/20/2035 ~		15,173	9,942
2.947% due 10/26/2035 ~		3,279	2,459
3.173% due 06/26/2037 ~		1,393	1,239
3.299% due 01/26/2036 ~		1,968	1,509
3.443% due 02/26/2036 ~		2,653	2,232
3.800% due 05/26/2047 ~		6,975	6,156
3.835% due 11/26/2035 ~		493	477
5.250% due 02/26/2036 ~		884	582
5.250% due 04/26/2037		1,813	1,366
5.750% due 04/25/2037		6,359	4,541
5.953% due 04/26/2037 ~		6,238	4,449
6.000% due 07/26/2036 ~		10,949	8,874
6.000% due 08/26/2037 ~		13,718	12,588
6.204% due 08/26/2022 ~		94	68
6.446% due 12/26/2036 ~		8,846	8,076
Bear Stearns Adjustable Rate Mortgage Trust
2.080% due 08/25/2035 ^•		9,038	7,719
2.259% due 12/25/2046 •		2,442	2,263
2.370% due 02/25/2036 •		67	69
2.558% due 02/25/2036 ^~		3,627	3,061
2.626% due 02/25/2036 ^~		107	105
2.777% due 10/25/2033 ~		186	184
2.838% due 01/25/2035 ~		176	177
2.858% due 01/25/2035 ~		26	25
2.894% due 04/25/2034 ~		783	757
2.900% due 11/25/2034 ~		542	519
2.945% due 08/25/2035 ^~		1,912	1,725
2.959% due 01/25/2035 ~		497	522
3.007% due 02/25/2033 ~		3	3
3.030% due 02/25/2035 ~		1,162	1,205
3.185% due 08/25/2035 ^~		415	407

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.199% due 02/25/2036 ^~	591	577
3.257% due 07/25/2034 ~	179	174
3.281% due 08/25/2047 ^~	1,386	1,222
3.328% due 03/25/2035 ~	731	701
3.375% due 07/25/2034 ~	63	63
3.395% due 07/25/2034 ~	1	1
3.398% due 11/25/2034 ~	15	14
3.446% due 08/25/2047 ^~	3,067	2,654
3.462% due 09/25/2034 ~	1,731	1,729
3.473% due 05/25/2034 ~	29	28
3.587% due 02/25/2036 ^~	46	44
3.597% due 08/25/2035 ~	700	668
3.607% due 06/25/2047 ^~	5,010	4,908
3.706% due 07/25/2036 ^~	2,529	2,337
3.800% due 05/25/2047 ^~	422	412
3.905% due 11/25/2034 ~	12	11
3.906% due 04/25/2034 ~	502	493
3.959% due 08/25/2035 ~	4,099	4,162
4.034% due 05/25/2037 ~	3,062	2,965
4.130% due 08/25/2035 ^~	6,201	6,119
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	47	45
0.468% due 08/25/2036 •	14,829	13,817
0.468% due 11/25/2036 ^•	6,124	5,499
0.468% due 06/25/2046 ^•	10,955	9,720
0.588% due 04/25/2036 ^•	5,897	7,035
0.628% due 02/25/2036 •	3,003	2,961
0.788% due 04/25/2034 •	184	186
0.788% due 07/25/2034 •	1	2
1.078% due 11/25/2034 •	12,288	10,401
1.625% due 01/25/2034 ~	41	34
1.798% due 09/25/2034 •	6,446	5,672
1.873% due 07/25/2034 •	4,507	4,657
2.620% due 01/25/2035 ~	294	217
2.701% due 07/25/2035 ~	31,657	26,142
2.729% due 01/25/2036 ^~	6,336	6,509
2.750% due 09/25/2034 ~	108	107
2.790% due 01/25/2035 ~	79	78
2.790% due 02/25/2036 ^~	1,149	1,121
2.833% due 09/25/2035 ^~	1,021	581
2.857% due 01/25/2036 ~	26,219	25,564
2.913% due 04/25/2035 ~	774	767
2.913% due 02/25/2036 ^~	9,892	9,536
2.940% due 06/25/2034 ~	642	657
2.951% due 10/25/2035 ^~	21,799	20,596
3.002% due 11/25/2035 ^~	12,791	11,323
3.056% due 11/25/2035 ^~	8,628	6,595
3.067% due 08/25/2034 ~	1,178	1,213
3.116% due 04/25/2035 ~	336	311
3.126% due 02/25/2036 ^~	2,066	1,747
3.133% due 04/25/2035 ~	793	795
3.133% due 08/25/2036 ^~	313	266
3.152% due 09/25/2035 ^~	5,097	4,020
3.235% due 02/25/2034 ~	81	86
3.235% due 05/25/2036 ~	14,152	11,351
3.241% due 09/25/2035 ^~	7,690	5,654
3.254% due 09/25/2047 ^~	24,459	16,696
3.270% due 11/25/2036 ~	6,536	5,020
3.369% due 05/25/2035 ~	237	239
3.421% due 05/25/2035 ~	2,232	2,213
3.472% due 03/25/2036 ^~	9,390	8,079
3.478% due 08/25/2036 ^~	3,586	2,307
3.515% due 09/25/2034 ~	53	58
3.578% due 01/25/2047 ~	2,206	1,529
3.651% due 05/25/2036 ~	16,041	11,356
3.706% due 05/25/2036 ^~	8,861	6,091
3.847% due 04/25/2035 ~	613	575
3.864% due 05/25/2036 ^~	23	18
4.428% due 07/25/2035 ^~	11,839	10,012
Bear Stearns Mortgage Funding Trust
0.318% due 03/25/2037 •	58,033	53,292
0.328% due 06/25/2037 •	11,928	10,969
0.348% due 11/25/2036 ^•	23,925	20,913
0.348% due 09/25/2046 •	25,247	24,128
0.358% due 06/25/2037 •	64,202	61,112
0.368% due 08/25/2036 •	12,346	12,432
Bear Stearns Structured Products, Inc. Trust
2.728% due 12/26/2046 ^~	169	151
2.984% due 01/26/2036 ^~	8,066	6,619
7.000% due 07/25/2037 ~	32,776	17,146
BellaVista Mortgage Trust 0.652% due 05/20/2045 •	206	154
Benchmark Mortgage Trust
0.604% due 07/15/2053 ~(a)	68,256	3,387
1.459% due 12/17/2053 ~(a)	219,171	25,178
1.794% due 07/15/2053 ~(a)	104,333	12,577

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Business Mortgage Finance PLC 0.000% due 08/15/2040 •	EUR	3,566	4,332
BX Commercial Mortgage Trust 2.659% due 12/15/2036 •		$44,959	44,142
BXP Trust 3.379% due 06/13/2039		28,700	32,201
CFCRE Commercial Mortgage Trust
1.082% due 04/15/2044 ~(a)		1,611	0
1.122% due 11/10/2049 ~(a)		156,920	8,351
Chase Mortgage Finance Trust
2.771% due 06/25/2035 ~		4	4
2.857% due 12/25/2035 ^~		402	392
3.177% due 01/25/2036 ^~		195	177
3.177% due 01/25/2036 ^~		317	287
3.213% due 09/25/2036 ^~		14	13
3.294% due 12/25/2037 ^~		480	425
3.501% due 02/25/2037 ~		40	41
3.508% due 06/25/2035 ~		34	35
3.727% due 03/25/2037 ^~		4,207	4,147
5.500% due 11/25/2035		1,029	985
6.000% due 10/25/2036 ^		603	412
6.000% due 11/25/2036		2,025	1,366
6.000% due 12/25/2036		123	87
6.000% due 02/25/2037 ^		1,530	932
6.000% due 03/25/2037 ^		902	659
6.000% due 05/25/2037 ^		13,817	9,722
6.250% due 10/25/2036 ^		5,751	4,180
ChaseFlex Trust
0.428% due 05/25/2037 •		22,876	21,586
0.448% due 07/25/2037 •		12,818	11,498
0.488% due 08/25/2037 •		6,621	5,957
4.132% due 08/25/2037 ^þ		976	947
4.575% due 09/25/2036 ~		6,257	6,310
6.300% due 06/25/2036 ^~		13,962	12,654
Chester A PLC
0.000% due 05/20/2046 (h)	GBP	9	105,303
0.859% due 03/17/2046		970,808	1,333,496
1.000% due 03/17/2046		116,570	130,830
1.304% due 03/17/2046		125,536	168,650
1.804% due 03/17/2046		116,569	156,395
2.304% due 03/17/2046		71,735	96,370
3.059% due 03/17/2046		35,868	46,616
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.328% due 05/25/2036 •		$197	183
0.378% due 05/25/2036 •		384	358
0.428% due 01/25/2035 •		366	366
0.448% due 08/25/2035 •		53	54
Citicorp Mortgage Securities Trust
5.500% due 07/25/2037		1	0
5.750% due 06/25/2036		138	139
6.000% due 08/25/2036		4,864	5,047
Citigroup Commercial Mortgage Trust
1.500% due 10/10/2049 ~(a)		336,185	19,744
3.349% due 02/10/2049		40,000	44,003
Citigroup Mortgage Loan Trust
0.000% due 09/25/2060 ~(a)		999,453	24,352
0.000% due 09/25/2060 ~		2,046	2,038
0.000% due 09/25/2064 ~		75	74
0.000% due 01/25/2082 (a)		817	815
0.150% due 09/25/2060 ~(a)		923,422	8,021
0.218% due 01/25/2037 •		274	243
0.567% due 05/20/2047 •		12,395	11,056
0.648% due 09/25/2036 •		1,122	1,080
0.693% due 12/25/2035 ~		8,171	7,071
0.905% due 08/25/2035 •		9,493	8,461
1.098% due 09/25/2037 •		3,436	2,700
1.375% due 08/25/2036 •		30,742	14,632
1.750% due 09/25/2060 ~		650,112	663,841
1.956% due 08/25/2035 ~		398	390
2.000% due 09/25/2060 ~		65,780	66,018
2.316% due 09/25/2037 ~		1,758	1,760
2.520% due 03/25/2036 ^•		298	297
2.570% due 05/25/2035 •		35	35
2.621% due 11/25/2036 ~		5,320	4,331
2.687% due 10/25/2035 ^~		32	29
2.750% due 09/25/2060		57,244	58,687
2.879% due 03/25/2035 ~		8,164	8,184
2.900% due 10/25/2046 ^~		2,585	2,475
2.933% due 11/25/2036 ^~		237	230
2.982% due 09/25/2037 ^~		1,401	1,003
3.047% due 10/25/2035 ^~		2,125	1,451
3.125% due 08/25/2035 ~		455	460
3.150% due 07/25/2036 ^~		1,471	1,340
3.167% due 11/25/2036 ^~		5,670	5,149
3.228% due 09/25/2059 þ		21,581	21,783
3.250% due 09/25/2060		50,716	51,777

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.361% due 09/25/2037 ~		4,912	4,755
3.626% due 07/25/2036 ~		2,999	2,490
3.630% due 03/25/2036 ^~		2,637	2,522
3.670% due 03/25/2037 ^~		1,311	1,222
3.913% due 06/25/2036 ^~		2,497	2,450
4.005% due 03/25/2034 ~		341	348
4.082% due 09/25/2060 ~		108,965	95,170
4.083% due 09/25/2060 ~		66,282	67,943
4.145% due 01/25/2082 ~		350,060	346,130
4.220% due 09/25/2064 ~		129,010	124,307
5.250% due 03/25/2037 ^		3,078	2,731
5.750% due 09/25/2021		924	1,149
5.750% due 04/25/2047 ^		4,588	3,590
6.000% due 05/25/2037		3,695	3,313
6.000% due 08/25/2037 ~		14,512	10,061
6.250% due 11/25/2037 ~		2,266	1,562
6.500% due 10/25/2036		6,929	5,358
Citigroup Mortgage Loan Trust, Inc.
2.480% due 02/25/2034 ~		8	8
2.486% due 04/25/2035 ~		1,687	1,656
3.026% due 12/25/2035 ^~		275	189
3.231% due 05/25/2035 ~		270	274
6.000% due 05/25/2035		3,921	4,108
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.283% due 09/25/2035 ^~		403	343
CitiMortgage Alternative Loan Trust
5.302% due 02/25/2037 ^•(a)		2,330	446
5.500% due 04/25/2022 ^		514	516
5.750% due 12/25/2036 ^		421	419
5.750% due 03/25/2037 ^		690	695
6.000% due 07/25/2036 ^		374	374
6.000% due 06/25/2037 ^		4,722	4,709
6.000% due 10/25/2037 ^		2,759	2,722
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	6,376	7,461
0.213% due 12/15/2032 •	GBP	740	977
CNL Commercial Mortgage Loan Trust 0.659% due 05/15/2031 •		$431	393
Commercial Mortgage Trust
0.169% due 04/10/2047 ~(a)		58,814	315
1.103% due 08/10/2047 ~(a)		209,134	6,514
1.416% due 10/10/2049 ~(a)		222,331	12,507
3.140% due 10/10/2036		13,000	14,207
3.546% due 06/10/2047		8,212	8,869
3.550% due 02/10/2049		22,000	23,565
3.955% due 02/10/2047		3,400	3,705
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		770	771
6.000% due 05/25/2036 ^		70	57
6.000% due 08/25/2037 ^~		2,385	1,718
Countrywide Alternative Loan Trust
0.288% due 06/25/2037 •		17,016	15,529
0.308% due 11/25/2036 •		16,655	15,863
0.308% due 01/25/2037 •		29,416	26,219
0.308% due 09/25/2047 •		23,919	22,439
0.318% due 01/25/2037 ^•		1,360	1,644
0.328% due 11/25/2036 •		8,113	8,503
0.328% due 05/25/2047 •		8,542	7,998
0.332% due 02/20/2047 ^•		16,710	12,874
0.338% due 10/25/2046 •		3,371	3,201
0.342% due 03/20/2047 •		27,132	22,633
0.347% due 12/20/2046 ^•		47,708	40,491
0.352% due 07/20/2046 ^•		7,912	6,239
0.358% due 04/25/2047 •		14,121	10,494
0.362% due 09/20/2046 •		3,790	3,079
0.368% due 09/25/2047 •		17,303	16,119
0.388% due 06/25/2036 •		1,253	1,213
0.388% due 11/25/2036 •		2,080	2,323
0.428% due 02/25/2037 •		16,070	14,443
0.468% due 06/25/2036 •		15,436	12,921
0.468% due 07/25/2046 •		9,669	9,178
0.488% due 11/25/2036 •		1,656	1,850
0.505% due 09/25/2034 •		231	204
0.518% due 02/25/2037 ^•		407	104
0.528% due 09/25/2046 ^•		3,612	3,331
0.528% due 09/25/2046 ^•		27,318	25,989
0.548% due 02/25/2036 •		2,052	1,822
0.548% due 06/25/2036 ^•		82	35
0.568% due 05/25/2035 •		5,641	5,286
0.568% due 07/25/2046 •		7,077	6,619
0.572% due 05/20/2046 ^•		28,047	23,495
0.588% due 05/25/2035 •		3,075	2,826
0.648% due 12/25/2035 •		40,241	29,482
0.648% due 12/25/2035 ^•		2,214	1,082
0.648% due 04/25/2036 •		7,561	2,818
0.668% due 07/25/2035 •		330	319

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.668% due 08/25/2035 •	10,186	7,145
0.688% due 02/25/2036 •	1,217	1,089
0.698% due 11/25/2035 •	3,588	1,919
0.708% due 08/25/2035 •	2,188	2,049
0.708% due 12/25/2035 •	416	406
0.728% due 11/25/2035 •	911	661
0.728% due 02/25/2036 ^•	8,417	7,950
0.728% due 05/25/2036 •	5,405	5,136
0.768% due 08/25/2035 ^•	1,048	928
0.768% due 10/25/2035 •	26	22
0.768% due 11/25/2035 •	4,026	3,885
0.784% due 11/20/2035 •	7,577	6,934
0.804% due 11/20/2035 •	30,057	27,905
0.808% due 09/25/2035 •	2,794	2,145
0.808% due 10/25/2035 •	1,759	1,433
0.848% due 09/25/2035 •	9,210	8,554
0.848% due 12/25/2035 ^•	17,203	16,131
0.948% due 08/25/2035 •	1,387	969
0.948% due 01/25/2036 ^•	2,220	1,853
1.148% due 08/25/2035 ^•	4,609	2,322
1.168% due 10/25/2034 •	9,362	9,073
1.609% due 12/25/2035 •	4,119	3,882
1.609% due 12/25/2035 •	7,761	7,182
1.688% due 11/25/2035 •	4,034	3,608
1.709% due 08/25/2035 ^•	24	21
1.723% due 02/25/2035 •	5,551	5,364
1.798% due 08/25/2034 •	6,331	6,013
1.798% due 10/25/2034 •	7,111	6,886
1.919% due 07/20/2035 ^•	3,445	3,166
2.009% due 08/25/2035 •	185	178
2.030% due 03/25/2047 ^•	6,279	5,883
2.169% due 08/25/2035 •	4,524	4,420
2.254% due 06/25/2035 •	286	269
2.501% due 05/25/2035 ^~	3,043	2,286
2.659% due 10/20/2035 •	19,679	15,515
2.679% due 10/20/2035 •	12,518	10,192
2.688% due 12/25/2035 ~	114	107
2.818% due 12/25/2034 ~	8,499	8,715
2.848% due 06/25/2037 ~	113	101
2.878% due 11/25/2035 ^~	322	278
2.970% due 08/25/2034 ^~	4,912	4,632
3.238% due 12/25/2035 ^~	182	175
3.256% due 08/25/2036 ~	623	655
3.441% due 03/25/2047 ~	4,652	4,542
3.446% due 06/25/2037 ^~	5,425	4,929
3.674% due 02/25/2037 ^~	958	936
4.802% due 11/25/2035 •(a)	3,588	568
4.952% due 11/25/2035 ^•(a)	3,736	558
5.000% due 08/25/2035 ^	4,103	3,839
5.102% due 08/25/2036 ^•(a)	10,362	1,985
5.250% due 02/25/2021 ^	57	56
5.500% due 03/25/2035	3,274	3,322
5.500% due 05/25/2035	736	685
5.500% due 06/25/2035 ^	195	185
5.500% due 07/25/2035 ^	63	56
5.500% due 08/25/2035	5,061	5,018
5.500% due 09/25/2035 ^	33,520	31,877
5.500% due 11/25/2035 ^	10,144	9,449
5.500% due 12/25/2035 ^	4,054	3,255
5.500% due 01/25/2036 ^	7,812	7,320
5.500% due 01/25/2036	211	174
5.500% due 02/25/2036 ^	768	636
5.500% due 02/25/2036	39,983	33,777
5.750% due 05/25/2036	322	216
5.750% due 08/25/2036 ^	4,803	3,867
5.750% due 03/25/2037	4,718	3,734
5.750% due 06/25/2037	3,603	2,546
5.750% due 07/25/2037 ^	1,126	936
5.750% due 04/25/2047 ^	2,550	2,034
6.000% due 02/25/2035	25,619	24,804
6.000% due 02/25/2036 ^	36	28
6.000% due 02/25/2036	43,303	34,599
6.000% due 03/25/2036 ^	11,577	8,110
6.000% due 04/25/2036 ^	12,548	9,001
6.000% due 04/25/2036 ^	846	538
6.000% due 05/25/2036 ^	8,411	6,438
6.000% due 05/25/2036	3,987	3,119
6.000% due 06/25/2036	9,669	7,538
6.000% due 07/25/2036	10,949	9,097
6.000% due 08/25/2036 ^	1,293	1,068
6.000% due 08/25/2036 ^	3,886	3,212
6.000% due 01/25/2037 ^	1,376	1,404
6.000% due 02/25/2037 ^	3,955	2,316
6.000% due 03/25/2037 ^	2,932	1,812
6.000% due 04/25/2037 ^	7,680	4,860
6.000% due 04/25/2037 ^	1,697	1,340

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 05/25/2037 ^	13,087	8,308
6.000% due 06/25/2037 ^	604	439
6.000% due 08/25/2037 ^•	6,360	4,658
6.250% due 11/25/2036	5,229	3,640
6.250% due 12/25/2036 ^	3,353	2,185
6.250% due 11/25/2046 ^	2,468	1,937
6.500% due 05/25/2036 ^	2,984	2,190
6.500% due 06/25/2036 ^	1,023	778
6.500% due 08/25/2036 ^	2,771	1,534
6.500% due 09/25/2036	1,758	1,449
6.500% due 09/25/2036 ^	4,469	3,325
6.500% due 12/25/2036 ^	2,703	1,814
6.500% due 08/25/2037 ^	10,664	6,778
6.500% due 09/25/2037 ^	20,623	12,799
6.500% due 11/25/2037 ^	9,171	6,408
7.000% due 08/25/2034 ^	223	223
7.000% due 09/25/2036	27,414	11,122
7.250% due 08/25/2032	139	151
7.500% due 12/25/2034 ^	104	32
Countrywide Home Loan Mortgage Pass-Through Trust
0.418% due 04/25/2035 •	2,164	2,047
0.548% due 04/25/2046 •	414	385
0.608% due 05/25/2035 •	333	295
0.609% due 09/25/2034 ~	259	257
0.648% due 05/25/2036 ^•	2,632	1,052
0.688% due 03/25/2035 •	430	417
0.728% due 04/25/2035 •	5,289	4,836
0.748% due 03/25/2035 •	1,674	1,376
0.748% due 05/25/2035 •	9,072	7,706
0.788% due 03/25/2035 •	4,901	4,517
0.788% due 03/25/2035 •	13,265	11,927
0.808% due 02/25/2035 •	526	477
0.828% due 02/25/2035 •	970	904
0.828% due 03/25/2036 •	8	4
0.848% due 02/25/2036 ^•	3	1
0.888% due 02/25/2035 •	8,396	7,620
0.908% due 09/25/2034 •	120	118
2.081% due 02/20/2036 ^•	7,996	6,485
2.109% due 02/20/2036 ^•	896	879
2.195% due 02/20/2036 ^•	2,027	1,786
2.195% due 02/20/2036 ^•	34	31
2.207% due 02/20/2036 ^•	680	642
2.241% due 02/25/2034 ~	108	103
2.485% due 10/25/2033 ~	53	53
2.543% due 12/25/2033 ~	57	56
2.597% due 02/25/2035 ~	6,609	5,753
2.603% due 07/25/2034 ~	111	112
2.622% due 03/25/2035 ^~	266	223
2.627% due 04/25/2035 ~	629	548
2.681% due 09/25/2034 ^~	25	22
2.740% due 12/19/2033 ~	9	9
2.743% due 11/20/2034 ~	187	188
2.799% due 02/20/2036 ~	4,589	4,459
2.806% due 02/20/2035 ~	502	506
2.836% due 05/20/2034 ~	48	48
2.856% due 10/20/2035 ^~	709	697
2.856% due 10/20/2035 ~	2,970	2,920
2.858% due 11/20/2035 ~	24,579	21,681
2.919% due 10/20/2034 ~	3,545	3,564
2.967% due 09/20/2034 ~	128	122
2.997% due 09/25/2047 ^~	1,325	1,246
3.028% due 09/25/2037 ^~	3,478	3,337
3.035% due 09/20/2035 ~	9,801	9,103
3.046% due 09/20/2035 ~	7,980	7,897
3.065% due 09/20/2036 ^~	1,075	1,016
3.081% due 02/25/2047 ^~	6,160	5,731
3.090% due 08/25/2034 ^~	6	5
3.090% due 08/25/2034 ~	20	20
3.105% due 11/25/2037 ~	23,535	22,915
3.154% due 11/25/2037 ~	28,787	28,312
3.192% due 04/20/2036 ^~	290	262
3.199% due 08/20/2035 ^~	8,161	7,892
3.201% due 04/25/2047 ~	16,669	14,912
3.209% due 05/20/2036 ^~	3,305	3,167
3.209% due 05/20/2036 ^~	15,419	15,643
3.217% due 11/20/2035 ^~	1,897	1,592
3.220% due 03/25/2037 ^~	219	204
3.252% due 11/25/2037 ~	16,839	15,986
3.348% due 05/20/2036 ^~	3,537	3,082
3.361% due 05/20/2036 ~	11,153	10,305
3.366% due 01/25/2036 ~	3,623	3,438
3.366% due 01/25/2036 ^~	1,134	1,076
3.377% due 07/19/2033 ~	377	385
3.377% due 05/25/2034 ~	69	68
3.514% due 05/19/2033 ~	108	102
3.527% due 06/20/2036 ~	7,156	6,698

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.592% due 05/20/2036 ^~	2,054	1,953
3.672% due 04/25/2037 ^~	2,628	2,532
3.704% due 04/25/2035 ^~	69	57
3.866% due 02/25/2034 ~	12	12
3.907% due 06/25/2047 ^~	6,043	6,131
3.936% due 05/20/2035 ~	1,066	1,040
3.950% due 03/25/2035 ~	488	503
5.250% due 12/25/2027 ^	721	627
5.250% due 07/25/2034	286	286
5.500% due 04/25/2035	27	27
5.500% due 08/25/2035 ^	2,586	2,112
5.500% due 08/25/2035	335	274
5.500% due 09/25/2035 ^	1,783	1,611
5.500% due 10/25/2035	107	91
5.500% due 10/25/2035 ^	311	274
5.500% due 11/25/2035 ^	340	273
5.500% due 01/25/2036	1,026	877
5.750% due 08/25/2034	210	213
5.750% due 02/25/2036 ^	597	437
5.750% due 02/25/2037 ^	282	211
5.750% due 03/25/2037 ^	2,912	2,275
5.750% due 05/25/2037 ^	424	319
5.750% due 07/25/2037 ^	1,200	913
5.750% due 07/25/2037 ^	1,557	1,185
5.850% due 05/25/2036 ^	2,987	2,207
6.000% due 12/25/2035 ^	21	18
6.000% due 02/25/2037 ^	7,804	5,493
6.000% due 03/25/2037 ^	5,142	4,048
6.000% due 04/25/2037 ^	362	271
6.000% due 05/25/2037 ^	3,686	2,615
6.000% due 07/25/2037	5,490	3,647
6.000% due 07/25/2037 ^	2,747	2,071
6.000% due 08/25/2037 ^	994	766
6.000% due 09/25/2037	2,615	2,050
6.000% due 10/25/2037 ^	148	133
6.000% due 01/25/2038 ^	10,223	7,344
6.250% due 09/25/2036 ^	2,666	1,776
6.250% due 10/25/2036 ^	118	85
6.500% due 11/25/2036 ^	10,660	6,726
6.500% due 05/25/2037 ^	253	190
6.500% due 10/25/2037 ^	20,485	14,612
6.500% due 11/25/2037 ^	4,008	2,374
6.500% due 12/25/2037	22,138	13,900
6.500% due 11/25/2047	14,467	10,841
Countrywide Home Loan Reperforming REMIC Trust
0.548% due 11/25/2034 •	8,605	7,884
0.548% due 09/25/2035 •	1,182	1,037
5.709% due 01/25/2034	20,621	20,878
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 11/25/2031 •	555	356
0.798% due 09/25/2035 ^•	3,318	2,410
1.298% due 11/25/2034 •	6,141	5,704
2.979% due 04/25/2034 ~	9	9
3.168% due 06/25/2046 ~	625,186	640,981
5.250% due 09/25/2035 ^	789	776
5.750% due 04/22/2033	21	22
6.000% due 01/25/2036 ^	3,296	2,760
6.500% due 01/25/2036	392	185
7.000% due 01/25/2036 ^	4,838	1,124
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.428% due 10/25/2033 ~	14	14
2.785% due 07/25/2033 ~	36	36
5.500% due 10/25/2035 ^	215	175
5.500% due 10/25/2035	3,870	2,911
6.000% due 11/25/2035 ^	242	104
Credit Suisse Mortgage Capital Certificates
0.440% due 07/27/2037 •	1,165	1,060
0.590% due 05/27/2037 •	12,839	11,549
0.592% due 04/27/2037 ~	12,535	6,744
2.621% due 11/26/2036 ~	4,666	3,751
3.170% due 09/26/2036 ~	1,196	1,158
3.300% due 04/26/2038 ~	3,753	3,760
3.479% due 08/27/2037 ~	17,883	16,307
3.625% due 04/26/2047 ~	12,862	8,383
4.000% due 08/27/2037 ~	17,457	17,152
5.113% due 02/27/2047 ~	110,654	68,114
5.561% due 04/25/2036 ~	8,272	7,351
6.000% due 04/26/2037 ~	7,040	6,612
7.000% due 08/26/2036	2,437	1,769
Credit Suisse Mortgage Capital Certificates Trust 3.404% due 01/27/2059	44,434	43,139
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.648% due 07/25/2036 •	16,663	7,184
5.000% due 04/25/2037	915	918
5.500% due 03/25/2037 ^	469	377
6.000% due 08/25/2036 ^	4,484	3,342

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 02/25/2037 ^	2,255	2,019
6.000% due 06/25/2037	2,126	753
6.250% due 08/25/2036 ^	891	592
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 (h)	1,271,271	1,319,721
0.000% due 12/25/2054 (h)	45	45
0.000% due 07/25/2057 (h)	313	312
0.000% due 01/25/2058 (h)	347	346
0.000% due 04/25/2058 (a)	12	12
0.000% due 07/25/2058 (h)	906	904
0.000% due 01/27/2059 (h)	639	638
0.000% due 01/27/2059 (a)	1,044,944	471
0.000% due 04/25/2059 ~(a)	533,253	338
0.000% due 09/25/2059 ~	850	848
0.000% due 10/25/2060 (h)	812	811
0.000% due 11/25/2076 (h)	1,651	1,643
0.000% due 11/25/2076 (a)	1,226,273	580
1.260% due 08/15/2037 ~(a)	144,920	7,710
1.941% due 07/25/2057	27,013	24,387
2.028% due 09/25/2057	38,338	40,529
2.500% due 07/25/2057 ~	597,031	635,097
2.708% due 09/25/2048	148,939	138,875
3.036% due 10/27/2059 ~	5,478	5,540
3.121% due 07/25/2057 ~	336,137	250,339
3.208% due 06/25/2048	1,110,511	1,096,339
3.250% due 01/27/2059 ~	687,915	745,261
3.250% due 04/25/2059 ~	348,470	373,199
3.294% due 07/25/2050	57,437	58,562
3.307% due 07/25/2058 ~	3,537,305	3,469,391
3.322% due 10/25/2058 ~	17,963	18,136
3.399% due 10/25/2060 ~	1,971,030	1,958,751
3.431% due 10/27/2060 (a)	84,283	79,074
3.453% due 06/01/2050 ~	1,579,707	1,609,294
3.500% due 11/25/2076 ~	791,261	862,237
3.586% due 07/25/2049	52,137	51,330
3.648% due 01/25/2058 ~	225,695	216,677
3.657% due 07/25/2049	53,527	55,560
3.726% due 10/25/2058	15,914	16,062
3.737% due 04/25/2059 ~	182,996	164,240
3.766% due 04/25/2058 ~	474,130	485,522
3.837% due 10/27/2060	15,464	15,262
3.931% due 12/25/2054 ~	142,072	131,086
3.939% due 11/25/2076 ~	430,959	401,198
3.956% due 01/27/2059 ~	356,200	325,219
4.323% due 09/25/2057 ~	910,521	970,059
4.347% due 09/25/2059	43,907	45,554
4.489% due 12/25/2048	373,072	380,108
4.788% due 05/27/2053 ~	91,117	103,254
5.153% due 09/25/2059 ~	496,254	549,878
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	827	870
3.617% due 11/15/2048	17,166	18,339
DBJPM Mortgage Trust 1.714% due 09/15/2053 ~(a)	63,464	6,959
DBUBS Mortgage Trust
0.563% due 11/10/2046 ~(a)	6,625	0
0.957% due 07/10/2044 ~(a)	64,816	17
Deutsche ALT-A Securities, Inc. 0.448% due 04/25/2037 •	19,591	13,379
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.278% due 08/25/2047 •	51,779	48,314
0.288% due 07/25/2047 •	11,648	10,793
0.298% due 12/25/2036 •	4,952	4,734
0.298% due 03/25/2037 ^•	19,593	19,029
0.298% due 02/25/2047 •	1,723	1,196
0.308% due 01/25/2047 •	3,335	3,571
0.338% due 08/25/2047 •	16,279	15,247
0.348% due 02/25/2047 •	5,332	4,982
0.478% due 08/25/2037 ^•	10,537	8,597
0.528% due 08/25/2036 •	2,621	2,500
0.528% due 10/25/2036 ^•	16,714	7,909
0.708% due 08/25/2036 •	11,810	11,364
0.848% due 06/25/2037 ^•	65,693	60,056
0.898% due 10/25/2047 •	36,446	33,521
1.379% due 04/25/2047 •	22,040	20,475
1.498% due 11/25/2035 •	4,613	5,066
3.056% due 10/25/2035 ~	305	293
5.250% due 09/25/2035 ~	4,284	4,270
5.500% due 11/25/2035 ^~	78	88
5.500% due 12/25/2035 ^	2,094	2,069
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.016% due 06/25/2036 ~	11,045	10,784
5.431% due 02/25/2036 ~	2,802	2,798
5.530% due 02/25/2036 ~	4,816	4,816
5.650% due 10/25/2036 ~	14,640	14,143
5.900% due 10/25/2036 ~	6,323	6,101

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

6.369% due 10/25/2036 ^þ		1,019	982
6.386% due 10/25/2036 ^þ		161	155
6.420% due 07/25/2036 ^~		4,662	4,577
6.600% due 10/25/2036 þ		4,362	4,213
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2.733% due 06/25/2034 ~		9	8
Downey Savings & Loan Association Mortgage Loan Trust
0.332% due 04/19/2047 ^•		84	76
0.482% due 09/19/2045 •		1,721	1,302
0.572% due 03/19/2045 •		642	637
0.652% due 02/19/2045 •		1,803	1,786
0.932% due 11/19/2044 •		2,524	2,468
0.952% due 11/19/2044 •		77	72
0.972% due 09/19/2044 •		4,254	4,087
1.549% due 04/19/2046 •		6,614	6,352
3.007% due 07/19/2044 ~		425	410
3.092% due 07/19/2044 ~		13	13
Durham Mortgages
0.000% due 03/31/2054 (h)	GBP	38,229	48,274
0.000% due 03/31/2054 ~		54,852	78,073
1.751% due 03/31/2054 •		49,153	66,056
2.251% due 03/31/2054 •		16,383	21,934
3.301% due 03/31/2054 •		7,559	10,233
4.301% due 03/31/2054 •		38,229	51,460
Durham Mortgages A PLC
0.000% due 03/31/2053 ~		63,357	96,437
1.751% due 03/31/2053 •		44,345	60,402
2.251% due 03/31/2053 •		25,339	34,483
3.301% due 03/31/2053 •		7,439	5,393
4.301% due 03/31/2053 •		38,009	51,788
4.861% due 03/31/2053		25,336	34,261
E-MAC NL BV 1.748% due 07/25/2036 •	EUR	373	439
EMF-UK PLC 1.021% due 03/13/2046 •	GBP	24,056	32,863
Eurosail PLC
0.000% due 03/13/2045 •	EUR	598	725
0.198% due 12/10/2044 •	GBP	2,523	3,431
0.201% due 03/13/2045 •		1,757	2,377
0.203% due 12/15/2044 •		298	406
0.441% due 09/13/2045 •		37,725	50,650
0.811% due 09/13/2045 •		34,480	45,226
0.991% due 06/13/2045 •		4,640	6,315
First Horizon Alternative Mortgage Securities Trust
0.518% due 02/25/2037 •		$200	72
0.898% due 04/25/2036 ^•		1,640	634
2.293% due 12/25/2035 ~		2,295	2,073
2.471% due 03/25/2035 ~		437	408
2.544% due 09/25/2035 ^~		1,304	1,256
2.556% due 01/25/2036 ^~		3,698	2,648
2.568% due 04/25/2036 ^~		1,396	1,315
2.574% due 08/25/2034 ~		216	218
2.586% due 08/25/2035 ~		7	7
2.641% due 02/25/2035 ~		749	749
2.651% due 04/25/2035 ~		2,178	2,272
2.779% due 02/25/2036 ~		83	70
2.827% due 08/25/2035 ^~		1,311	1,222
5.250% due 02/25/2021 ^		2	0
5.402% due 04/25/2037 ^•(a)		2,941	601
5.750% due 02/25/2036 ^		3,160	2,148
6.000% due 07/25/2036 ^		38	26
6.000% due 07/25/2036		2,045	1,415
6.000% due 11/25/2036		1,206	682
6.250% due 11/25/2036		2,324	1,354
6.250% due 08/25/2037 ^		109	74
First Horizon Mortgage Pass-Through Trust
2.625% due 10/25/2035 ~		107	63
2.895% due 10/25/2035 ^~		978	966
2.933% due 11/25/2037 ^~		50	37
3.118% due 01/25/2037 ^~		589	469
3.197% due 08/25/2035 ~		67	58
3.787% due 05/25/2037 ^~		1,987	1,240
5.250% due 05/25/2021 ^		247	178
5.750% due 05/25/2037 ^		206	136
Fondo de Titulizacion de Activos UCI 0.659% due 06/19/2035 •	EUR	200	229
Fondo de Titulizacion Hipotecaria UCI 0.000% due 06/22/2036 •		1,072	1,292
Fremont Home Loan Trust 0.973% due 01/25/2034 •		$1,900	1,868
GCAT LLC 2.611% due 12/25/2025 þ		9,470	9,486
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,599	9,587
GMAC Mortgage Corp. Loan Trust
3.069% due 11/19/2035 ~		139	128

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.140% due 11/19/2035 ^~		513	437
3.466% due 03/18/2035 ~		5	5
3.626% due 11/19/2035 ~		184	176
4.204% due 03/18/2035 ~		759	738
4.390% due 03/18/2035 ~		663	671
Grace Trust 0.301% due 12/10/2040 ~(a)		174,400	4,990
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	202	244
0.000% due 03/18/2039 •		3,025	3,669
0.187% due 06/18/2038 •	GBP	178	239
0.366% due 06/18/2039 •		$1,281	1,249
GreenPoint Mortgage Funding Trust
0.308% due 02/25/2037 ^•		6,627	8,204
0.328% due 01/25/2037 •		8,048	7,557
0.348% due 03/25/2047 •		15,808	15,554
0.468% due 09/25/2046 ^•		4,462	3,875
0.568% due 04/25/2036 •		13,521	13,048
0.628% due 08/25/2045 •		290	271
0.668% due 10/25/2045 •		517	510
0.688% due 11/25/2045 •		64	56
0.768% due 10/25/2045 •		3,723	3,420
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	24,761	29,329
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)		$179,000	2,041
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		47,500	47,223
GS Mortgage Securities Trust
0.362% due 03/10/2044 ~(a)		4,599	0
0.505% due 11/10/2049 ~(a)		144,555	3,621
0.563% due 08/10/2046 ~(a)		97,361	1,293
0.915% due 12/10/2043 ~(a)		548	0
1.060% due 08/10/2043 ~(a)		34,532	418
1.323% due 08/10/2044 ~(a)		11,419	26
1.921% due 01/10/2045 ~(a)		5,642	50
2.052% due 05/10/2045 ~(a)		39,570	461
3.120% due 05/10/2050		2,367	2,480
3.278% due 10/10/2048		6,079	6,438
3.365% due 11/10/2047		5,982	6,297
3.801% due 01/10/2047		9,571	9,970
GSC Capital Corp. Mortgage Trust 0.548% due 02/25/2036 ^•		6,949	6,754
GSMPS Mortgage Loan Trust
0.498% due 01/25/2035 •		21,984	19,747
0.498% due 03/25/2035 •		3,439	3,136
0.548% due 06/25/2034 •		36,293	30,736
7.084% due 10/20/2032 ~		13,548	13,811
GSMSC Pass-Through Trust
7.490% due 09/25/2036 ^~		806	419
7.500% due 10/25/2036 ~		1,148	552
GSMSC Resecuritization Trust
0.285% due 02/26/2037 •		34,046	30,038
0.288% due 10/26/2036 •		12,763	10,658
0.290% due 04/26/2037 •		56,017	28,604
GSR Mortgage Loan Trust
0.598% due 07/25/2037 ^•		170	40
0.668% due 08/25/2046 •		32,738	19,703
1.920% due 04/25/2032 •		11	10
2.607% due 03/25/2037 ^~		1,031	949
2.636% due 01/25/2035 ~		404	390
2.780% due 11/25/2035 ~		188	134
2.870% due 11/25/2035 ~		23	23
2.944% due 01/25/2036 ^~		58	58
2.968% due 09/25/2035 ~		506	510
2.993% due 12/25/2034 ~		390	135
3.050% due 01/25/2036 ^~		3,047	3,069
3.068% due 08/25/2034 ~		272	272
3.144% due 04/25/2036 ~		1,041	862
3.163% due 08/25/2034 ~		1,077	1,061
3.319% due 05/25/2037 ~		4,179	4,202
3.329% due 07/25/2035 ~		1,221	894
3.357% due 09/25/2034 ~		11	12
3.453% due 10/25/2035 ^~		563	560
3.463% due 05/25/2035 ~		998	960
3.492% due 08/25/2034 ~		29	28
3.617% due 07/25/2035 ~		1,601	1,415
3.661% due 05/25/2035 ~		775	668
3.678% due 04/25/2035 ~		43	42
3.682% due 04/25/2035 ~		114	112
3.718% due 05/25/2035 ~		4,234	3,754
3.750% due 07/25/2035 ~		328	332
3.835% due 11/25/2035 ~		22	22
5.000% due 07/25/2036		68	57
5.500% due 03/25/2036		603	675
5.500% due 03/25/2036 ^		1,256	1,580

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

5.500% due 06/25/2036 ^		9	43
5.500% due 01/25/2037 ^		1,688	2,313
5.750% due 02/25/2036 ^		454	454
5.750% due 02/25/2037 ^		12	28
6.000% due 02/25/2021 ^		845	780
6.000% due 11/25/2035		280	181
6.000% due 02/25/2036 ^		488	347
6.000% due 03/25/2036		14,244	9,098
6.000% due 06/25/2036 ^		908	1,214
6.000% due 07/25/2036		2,363	1,848
6.000% due 09/25/2036 ^		1,392	844
6.000% due 01/25/2037 ^		60	52
6.250% due 10/25/2036 ^		18,352	18,382
6.500% due 09/25/2036 ^		1,300	829
6.500% due 10/25/2036 ^		759	544
HarborView Mortgage Loan Trust
0.332% due 11/19/2036 •		6,427	6,355
0.342% due 09/19/2037 •		12,655	12,000
0.372% due 07/19/2047 •		8,744	8,249
0.392% due 12/19/2036 ^•		3,436	3,290
0.492% due 12/19/2036 ^•		92	84
0.512% due 07/19/2046 ^•		148	85
0.532% due 02/19/2046 •		2,408	2,351
0.572% due 11/19/2036 •		5,036	4,640
0.632% due 01/19/2036 ^•		330	308
0.652% due 01/19/2036 •		508	366
0.692% due 07/19/2045 •		9,658	9,660
0.712% due 02/19/2036 •		5,422	3,950
0.712% due 10/20/2045 •		9,652	7,372
0.732% due 07/19/2045 •		50	40
0.772% due 11/19/2035 •		1,270	1,163
0.772% due 08/19/2045 •		469	461
0.792% due 01/19/2035 •		238	225
0.812% due 09/19/2035 •		1,557	1,321
0.852% due 01/19/2035 •		1,518	1,365
0.912% due 01/19/2035 ^•		283	266
0.932% due 12/19/2034 ^•		4,752	4,380
0.952% due 11/19/2034 •		207	197
0.952% due 12/19/2034 ^•		48	44
0.972% due 12/19/2034 ^•		18,592	16,460
1.012% due 11/19/2034 •		17,489	14,569
1.148% due 10/25/2037 •		18,093	18,576
1.280% due 06/19/2034 •		22	23
1.459% due 12/19/2036 ^•		8,949	8,407
2.353% due 06/19/2045 ^•		4,220	2,462
2.422% due 11/19/2034 ~		56	56
2.995% due 12/19/2035 ^~		11	10
3.015% due 08/19/2034 ~		781	823
3.049% due 12/19/2035 ^~		2,006	1,396
3.153% due 12/19/2035 ~		268	259
3.444% due 07/19/2035 ^~		1,402	1,184
3.514% due 06/19/2036 ^~		132	80
3.567% due 08/19/2036 ^~		628	590
3.863% due 06/19/2036 ^~		354	242
Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	2,962
2.828% due 11/05/2035		71,800	72,022
Hipocat FTA 0.000% due 07/15/2036 •	EUR	100	122
HSI Asset Loan Obligation Trust
2.591% due 01/25/2037 ^~		$155	150
2.943% due 01/25/2037 ^~		1,528	1,312
3.285% due 09/25/2037 ^~		12,349	11,832
3.419% due 09/25/2037 ^~		5,144	4,297
4.352% due 01/25/2037 ~		4,577	3,812
HSI Asset Securitization Corp. Trust
1.108% due 07/25/2035 •		900	869
1.138% due 07/25/2035 •		1,443	1,260
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	23,298	26,227
Impac CMB Trust
0.428% due 10/25/2035 •		$7,966	7,679
0.668% due 04/25/2035 •		2,636	2,586
0.788% due 09/25/2034 •		102	98
0.788% due 03/25/2035 •		7,960	7,941
Impac Secured Assets CMN Owner Trust 5.258% due 03/25/2033 ~		3,518	3,599
Impac Secured Assets Trust
0.348% due 05/25/2036 •		62	66
0.388% due 03/25/2037 •		37,448	32,080
0.388% due 09/25/2037 ^•		10,286	8,863
0.498% due 05/25/2036 •		1,305	1,272
0.508% due 09/25/2037 •		15,177	12,667
1.548% due 05/25/2036 •		3,258	3,263
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~		6	6

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

IndyMac Mortgage Loan Trust
0.268% due 07/25/2036 •	8,741	8,105
0.278% due 10/25/2036 •	98	93
0.338% due 09/25/2046 •	1,838	1,688
0.348% due 10/25/2036 •	3,851	3,680
0.348% due 11/25/2046 •	19,837	18,341
0.378% due 07/25/2046 •	6,511	6,401
0.388% due 06/25/2037 •	1,441	1,407
0.398% due 02/25/2037 •	21,280	16,666
0.448% due 06/25/2037 ^•	10,135	5,579
0.548% due 06/25/2046 •	19,768	17,510
0.568% due 04/25/2046 •	6,473	6,006
0.568% due 05/25/2046 •	45,778	43,593
0.588% due 04/25/2046 •	7,083	6,589
0.608% due 04/25/2035 •	774	702
0.628% due 04/25/2035 •	6,203	5,467
0.668% due 07/25/2035 •	15,077	12,490
0.708% due 03/25/2035 •	1,062	1,036
0.708% due 07/25/2035 •	2,714	1,614
0.788% due 02/25/2035 •	223	213
0.788% due 07/25/2045 •	212	189
0.828% due 02/25/2035 •	1,460	1,206
0.948% due 08/25/2034 •	70	64
0.948% due 11/25/2034 •	7	6
1.028% due 09/25/2034 •	86	80
1.708% due 10/25/2036 •	8,904	5,787
2.007% due 05/25/2037 •	59,052	53,998
2.675% due 01/25/2036 ^~	75	69
2.685% due 08/25/2035 ~	222	212
2.697% due 01/25/2035 ~	739	725
2.855% due 09/25/2036 ~	4,199	3,316
2.859% due 01/25/2036 ~	1,835	1,637
2.960% due 12/25/2035 ^~	1,433	1,169
2.964% due 12/25/2035 ~	7,949	7,055
2.981% due 06/25/2037 ^~	14,619	13,663
3.003% due 06/25/2035 ^~	71	64
3.011% due 10/25/2035 ~	201	176
3.015% due 07/25/2037 ~	21,809	17,499
3.048% due 06/25/2037 ~	5,141	3,522
3.062% due 11/25/2035 ^~	9,321	7,144
3.064% due 11/25/2035 ^~	3,126	2,947
3.072% due 11/25/2037 ~	12,540	12,106
3.091% due 05/25/2036 ~	17,473	13,369
3.100% due 03/25/2035 ~	27	28
3.112% due 11/25/2035 ^~	428	395
3.119% due 01/25/2036 ~	147	144
3.149% due 08/25/2035 ~	4,638	4,236
3.152% due 07/25/2036 ~	9,109	7,668
3.154% due 01/25/2037 ~	6,098	5,308
3.170% due 06/25/2036 ~	239	191
3.172% due 09/25/2035 ^~	2,160	2,079
3.180% due 09/25/2037 ~	10,370	6,250
3.268% due 06/25/2036 ~	26,396	22,078
3.270% due 09/25/2036 ~	80	65
3.295% due 06/25/2036 ~	627	634
3.303% due 08/25/2037 ^~	75	63
3.339% due 03/25/2035 ~	485	488
3.406% due 05/25/2037 ^~	22,679	17,304
3.472% due 05/25/2036 ^~	16,719	16,686
3.477% due 02/25/2036 ~	3,727	3,385
3.568% due 03/25/2037 ^~	1,303	1,252
3.664% due 04/25/2035 ~	19	18
3.672% due 07/25/2035 ~	5,905	4,528
6.000% due 06/25/2037	15,612	13,935
6.250% due 11/25/2037 ^	2,143	1,390
6.500% due 09/25/2037 ^	104	81
InTown Hotel Portfolio Trust 0.000% due 01/15/2033 ~(a)	217,597	2
JPMBB Commercial Mortgage Securities Trust 0.560% due 08/15/2046 ~(a)	55,853	690
JPMDB Commercial Mortgage Securities Trust 0.794% due 12/15/2049 ~(a)	188,709	7,318
JPMorgan Alternative Loan Trust
3.484% due 05/25/2036 ^~	940	721
5.500% due 02/25/2021 ^	8	8
5.692% due 05/26/2037 ~	23,505	3,814
6.000% due 12/25/2036 þ	40,134	38,440
6.310% due 08/25/2036 ^þ	33,127	32,096
JPMorgan Chase Commercial Mortgage Securities Trust
1.247% due 04/15/2046 ~(a)	121,384	2,795
1.422% due 08/15/2049 ~(a)	159,198	9,563
1.552% due 05/15/2045 ~(a)	115,616	1,735
1.585% due 11/15/2043 ~(a)	38,223	0
JPMorgan Mortgage Trust
1.947% due 02/25/2034 ~	4	4
2.375% due 10/25/2033 ~	47	47

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

2.637% due 06/25/2035 ~		172	172
2.706% due 10/25/2036 ~		459	395
2.757% due 12/26/2037 ~		6,927	6,119
2.834% due 10/25/2035 ^~		289	261
2.881% due 08/25/2035 ~		7	7
2.881% due 08/25/2036 ~		9,249	8,426
2.896% due 11/25/2035 ~		199	189
2.920% due 09/25/2035 ~		241	228
2.956% due 07/25/2035 ~		138	137
2.964% due 11/25/2035 ^~		6,062	5,557
3.001% due 08/25/2035 ~		839	863
3.018% due 11/25/2035 ~		19	17
3.059% due 07/25/2035 ~		470	482
3.116% due 01/25/2037 ^~		549	513
3.120% due 10/25/2035 ~		370	377
3.134% due 08/25/2035 ^~		1,333	1,226
3.168% due 10/25/2035 ~		9	8
3.186% due 05/25/2036 ~		919	856
3.207% due 07/25/2035 ~		1,190	1,178
3.222% due 08/25/2036 ^~		3,409	3,071
3.280% due 07/25/2035 ~		15	15
3.311% due 10/25/2036 ^~		1,122	985
3.325% due 10/25/2037 ~		11,323	10,172
3.339% due 08/25/2036 ^~		720	643
3.344% due 02/25/2035 ~		13	12
3.366% due 10/25/2036 ^~		1,185	1,108
3.413% due 06/25/2037 ^~		4,397	3,646
3.419% due 04/25/2035 ~		200	201
3.422% due 04/25/2036 ^~		1,218	1,098
3.458% due 02/25/2036 ^~		2,331	2,053
3.462% due 06/25/2036 ^~		1,519	1,317
3.468% due 07/25/2035 ~		191	187
3.513% due 05/25/2036 ^~		10	10
3.514% due 05/25/2036 ^~		465	419
3.514% due 05/25/2036 ~		491	446
3.521% due 04/25/2036 ~		605	609
3.521% due 04/25/2036 ^~		8,632	8,538
3.548% due 06/25/2037 ^~		384	343
3.549% due 04/25/2037 ^~		760	693
3.581% due 06/25/2036 ^~		200	162
3.583% due 06/25/2035 ~		63	55
3.638% due 04/25/2037 ^~		6,832	6,311
3.642% due 04/25/2035 ~		60	60
5.000% due 06/25/2021 ^		54	46
5.000% due 03/25/2022 ^		4	4
5.500% due 01/25/2021 ^		14	12
5.500% due 03/25/2022 ^		4	4
5.500% due 09/25/2035		3,114	3,062
5.500% due 01/25/2036 ^		846	596
5.500% due 08/25/2037 ^		2,642	1,889
5.750% due 03/25/2037 ^		430	276
6.000% due 10/25/2034		3,958	3,987
6.000% due 07/25/2036 ^		3,073	2,364
6.000% due 06/25/2037 ^		13,447	8,621
6.000% due 08/25/2037 ^		102	74
6.500% due 09/25/2035		318	299
7.000% due 08/25/2037 ^		934	711
JPMorgan Resecuritization Trust 0.320% due 11/26/2036 •		13,732	11,637
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	106,250	144,033
Kentmere PLC
0.000% due 10/28/2051 ~		9,500	41,935
0.000% due 10/28/2051 (h)		10,711	14,263
0.856% due 10/28/2051 •		509,288	694,179
1.456% due 10/28/2051 •		21,423	28,984
1.806% due 10/28/2051 •		21,423	28,907
2.256% due 10/28/2051 •		12,854	17,252
3.056% due 10/28/2051 •		7,141	9,406
5.056% due 10/28/2051 •		12,139	14,524
Kirkby RMBS PLC
0.000% due 02/22/2045 ~		6	23,584
0.846% due 02/22/2045 •		293,653	389,601
2.046% due 02/22/2045 •		82,543	104,548
2.250% due 02/22/2045		26,742	26,374
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,188	1,396
0.237% due 06/17/2039 •	GBP	3,419	4,488
0.328% due 04/17/2044 •		22,436	29,251
LB-UBS Commercial Mortgage Trust
0.147% due 02/15/2040 ~(a)		$704	0
5.407% due 11/15/2038 ^		18,377	10,016
5.562% due 02/15/2040 ^~		12,833	6,994
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		15,671	15,766

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Lehman Mortgage Trust
0.568% due 12/25/2036 •		6,781	1,411
0.748% due 07/25/2036 •		6,082	2,708
1.048% due 12/25/2035 ^•		994	734
5.097% due 12/25/2035 ~		3,084	1,123
5.185% due 01/25/2036 ^~		1,840	1,867
5.340% due 07/25/2037 ~		3,492	2,451
5.500% due 12/25/2035 ^		36	28
5.956% due 04/25/2036 ^~		3,835	3,351
6.000% due 08/25/2037		2,645	2,688
6.500% due 09/25/2037 ^		5,385	3,164
6.552% due 03/25/2037 ^•(a)		14,914	4,607
Lehman XS Trust
0.338% due 11/25/2046 •		207	190
0.348% due 08/25/2046 ^•		13,906	13,429
0.348% due 11/25/2046 ^•		15,403	15,191
0.348% due 07/25/2047 ^•		13,013	12,552
0.358% due 09/25/2046 •		125	123
0.748% due 12/25/2035 ^•		9	7
5.610% due 07/25/2035 ^þ		973	976
Ludgate Funding PLC
0.221% due 01/01/2061 •	GBP	5,439	7,089
0.232% due 12/01/2060 •		4,593	6,040
0.661% due 01/01/2061 •		6,917	9,265
Luminent Mortgage Trust 0.548% due 02/25/2046 •		$114	94
Manhattan West Mortgage Trust 0.205% due 09/10/2039 ~(a)		807,900	11,246
Mansard Mortgages PLC 0.693% due 12/15/2049 •	GBP	11,727	15,841
MASTR Adjustable Rate Mortgages Trust
0.628% due 05/25/2037 •		$1,017	597
0.698% due 09/25/2037 •		4,481	2,034
0.828% due 05/25/2047 ^•		3,624	4,005
1.312% due 09/25/2034 ~		103	101
2.250% due 12/25/2033 ~		21	20
2.421% due 12/25/2033 ~		71	75
2.500% due 01/25/2034 ~		135	135
2.684% due 05/25/2034 ~		126	129
2.699% due 07/25/2035 ^~		1,097	1,048
2.720% due 09/25/2035 ^~		845	606
2.750% due 07/25/2034 ~		398	394
2.879% due 11/25/2036 ~		66	76
2.881% due 01/25/2036 ~		5,740	5,784
2.928% due 07/25/2035 ^~		246	236
3.007% due 09/25/2033 ~		404	393
3.109% due 04/21/2034 ~		24	24
3.117% due 10/25/2034 ~		277	253
3.131% due 12/21/2034 ~		80	79
3.176% due 11/21/2034 ~		285	289
3.461% due 06/25/2035 ~		76	72
3.806% due 10/25/2032 ~		45	45
MASTR Alternative Loan Trust
5.500% due 07/25/2034		1,837	1,926
5.500% due 08/25/2034		3,140	3,247
7.000% due 06/25/2034		16	17
MASTR Asset Securitization Trust
5.500% due 06/26/2034		14	14
5.750% due 02/25/2021		22	7
6.000% due 10/25/2022 ~		18	14
6.000% due 06/25/2036 ^		228	201
6.000% due 06/25/2036 ^•		1,803	1,579
MASTR Reperforming Loan Trust
0.498% due 05/25/2035 •		1,964	1,077
0.508% due 07/25/2035 ^•		22,316	10,470
4.321% due 05/25/2036 ~		201	186
MASTR Seasoned Securitization Trust
2.106% due 05/25/2032 ~		283	281
2.693% due 10/25/2032 ~		17	18
2.726% due 10/25/2032 ~		89	91
3.545% due 10/25/2032 ~		272	276
6.500% due 08/25/2032 ~		39	41
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.859% due 11/15/2031 •		166	167
0.899% due 09/15/2030 •		361	361
Merrill Lynch Alternative Note Asset Trust
0.348% due 03/25/2037 •		5,448	2,140
0.448% due 03/25/2037 •		261	105
3.383% due 06/25/2037 ^~		35,860	27,445
Merrill Lynch Mortgage Investors Trust
0.608% due 04/25/2029 •		719	705
0.608% due 03/25/2030 •		87	86
0.683% due 08/25/2036 •		9,404	9,382
0.714% due 07/25/2030 •		916	922
0.772% due 03/25/2030 •		216	206
0.808% due 06/25/2028 •		1,566	1,557

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.808% due 11/25/2029 •	1,094	1,072
0.828% due 04/25/2028 •	9	9
0.864% due 01/25/2030 •	9	8
0.944% due 01/25/2029 •	338	326
0.952% due 10/25/2028 •	38	37
0.972% due 11/25/2029 •	48	48
1.822% due 01/25/2029 ~	4	4
1.873% due 01/25/2029 ~	3,705	3,624
2.133% due 12/25/2034 ~	326	325
2.198% due 09/25/2029 ~	133	131
2.225% due 02/25/2033 ~	24	23
2.347% due 05/25/2029 ~	67	66
2.403% due 05/25/2036 ~	249	251
2.483% due 04/25/2035 ~	59	57
2.552% due 05/25/2036 ^~	186	168
2.646% due 02/25/2036 ~	2	2
2.660% due 09/25/2033 ~	6	6
2.694% due 12/25/2034 ~	18	18
2.746% due 05/25/2036 ~	44	43
2.753% due 07/25/2035 ^~	377	256
2.805% due 12/25/2035 ^~	64	52
2.940% due 06/25/2037 ~	156	158
2.996% due 02/25/2034 ~	67	68
3.245% due 05/25/2034 ~	76	74
3.257% due 09/25/2035 ^~	50	46
3.291% due 07/25/2035 ^~	720	697
3.344% due 03/25/2036 ^~	2,367	1,578
3.640% due 02/25/2035 ~	1,323	1,379
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)	4,520	0
Merrill Lynch Mortgage-Backed Securities Trust
2.510% due 08/25/2036 ^•	6,811	6,497
3.593% due 06/25/2037 ^~	10	9
Morgan Stanley Bank of America Merrill Lynch Trust
1.000% due 02/15/2047 ~(a)	42,109	1,039
1.606% due 11/15/2045 ~(a)	65,701	1,288
3.040% due 04/15/2048	6,332	6,626
Morgan Stanley Capital Trust
0.301% due 11/12/2049 ~(a)	3,292	2
0.878% due 07/15/2053 ~(a)	54,413	4,177
1.846% due 07/15/2053 ~(a)	109,395	15,854
3.340% due 03/15/2049	11,000	11,787
Morgan Stanley Mortgage Loan Trust
0.428% due 01/25/2036 •	1,468	1,021
2.169% due 06/25/2037 ~	14,686	9,961
2.370% due 08/25/2034 ~	971	956
2.427% due 07/25/2034 ~	215	221
2.579% due 06/25/2036 ~	574	601
2.657% due 08/25/2034 ~	10	10
2.713% due 07/25/2035 ^~	124	109
2.794% due 10/25/2034 ~	68	71
2.819% due 07/25/2034 ~	97	97
2.857% due 11/25/2035 ~	84	56
2.857% due 05/25/2036 ^~	10,356	7,731
2.929% due 12/25/2035 ~	129	105
2.979% due 11/25/2037 ^~	2,834	2,622
2.998% due 07/25/2035 ~	237	228
3.222% due 09/25/2035 ^~	57	46
5.500% due 11/25/2035 ^	68	65
6.000% due 08/25/2037 ^	374	249
6.342% due 09/25/2034 ~	686	762
7.013% due 08/25/2036 ^þ	6,817	2,526
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	10,137	8,097
6.250% due 08/26/2047 ~	13,806	10,673
Morgan Stanley Resecuritization Trust
1.494% due 06/26/2047 •	40,649	34,506
1.514% due 04/26/2047 •	34,287	20,106
1.704% due 06/26/2047 •	647	480
2.453% due 04/26/2047 ~	5,171	3,457
Mortgage Equity Conversion Asset Trust 0.590% due 05/25/2042 •	88,742	83,148
MortgageIT Securities Corp. Mortgage Loan Trust 0.378% due 06/25/2047 •	17,674	17,050
MortgageIT Trust 0.648% due 11/25/2035 •	6,055	5,675
MSJP HAUL
0.400% due 09/05/2047 ~(a)	31,700	1,161
0.887% due 09/05/2047 ~(a)	53,100	2,897
NAAC Reperforming Loan REMIC Trust 6.500% due 03/25/2034 ^	593	594
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^	1,950	1,955
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039	29,500	32,069

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

New Rochelle Public Library Trust
3.279% due 05/01/2058		390,831	384,257
4.790% due 05/01/2058		749	747
Newgate Funding PLC
0.057% due 12/15/2050 •	EUR	518	620
0.214% due 12/01/2050 •	GBP	2,027	2,673
0.707% due 12/15/2050 •	EUR	2,812	3,351
0.957% due 12/15/2050 •		4,705	5,540
1.043% due 12/15/2050 •	GBP	14,926	19,616
1.293% due 12/15/2050 •		4,218	5,632
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.428% due 04/25/2037 •		$135	109
2.633% due 10/25/2035 ~		408	403
2.942% due 08/25/2034 ~		2,412	2,420
3.235% due 02/25/2036 ^~		547	451
3.349% due 02/25/2036 ~		906	766
5.159% due 03/25/2035 þ		2	2
5.500% due 05/25/2033		3	3
6.000% due 05/25/2033		5	5
6.215% due 08/25/2036 ^~		7,058	1,993
6.431% due 08/25/2036 ^~		3,011	850
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.000% due 08/27/2047 (h)		172,919	133,696
1.048% due 07/25/2036 •		4,060	3,966
2.480% due 10/26/2036 •		4,814	4,361
5.321% due 10/25/2036 ~		8,179	5,589
6.000% due 07/26/2037		15,115	7,923
NovaStar Mortgage Funding Trust 0.518% due 09/25/2046 •		80,948	39,298
Paragon Mortgages PLC 0.286% due 01/15/2039 •	GBP	49,350	66,331
Prime Mortgage Trust 7.000% due 07/25/2034		$246	239
Proteus RMBS DAC
0.000% due 10/29/2054 (h)	EUR	625,476	729,871
0.000% due 10/29/2054 «(h)		1,219	14,036
0.390% due 10/29/2054		52,929	64,274
0.590% due 10/29/2054		38,495	46,598
1.240% due 10/29/2054		28,871	34,819
2.490% due 10/29/2054		24,059	28,801
RBSSP Resecuritization Trust
0.349% due 12/26/2036 •		$715	715
0.400% due 02/26/2037 •		1,099	1,100
0.400% due 03/26/2037 •		46,689	39,241
0.476% due 02/28/2047 ~		20,363	16,941
0.718% due 08/26/2045 •		114	108
1.900% due 12/26/2037 •		23,968	23,092
2.724% due 07/26/2045 ~		3,158	3,184
3.037% due 10/26/2036 ~		11,015	10,854
3.048% due 12/26/2036 ^~		4,253	3,466
3.120% due 09/28/2047 ~		133,872	111,239
3.324% due 12/26/2036 ~		17,169	17,286
3.559% due 03/26/2036 ~		8,863	6,613
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	61,151	48,660
Regal Trust 2.029% due 09/29/2031 •		$35	31
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2047 •		13,871	7,380
0.318% due 01/25/2037 •		4,089	3,723
0.328% due 05/25/2036 •		10,087	9,330
0.348% due 05/25/2047 •		3,290	3,045
0.353% due 09/25/2046 •		3,694	3,465
0.398% due 02/25/2036 ^•		10,182	7,814
0.448% due 08/25/2035 •		3,948	3,345
0.448% due 04/25/2037 •		4,093	3,048
0.478% due 03/25/2037 •		179	15
0.508% due 07/25/2036 •		28,484	16,399
0.508% due 09/25/2036 •		11,440	10,722
0.508% due 11/25/2036 •		2,834	2,111
0.508% due 01/25/2037 ^•		866	595
0.508% due 06/25/2046 •		30,374	10,830
0.528% due 09/25/2036 ^•		5,223	4,889
0.548% due 06/25/2036 •		230	161
0.578% due 05/25/2046 •		15,340	13,905
0.668% due 12/25/2045 •		15,380	12,613
0.688% due 05/25/2046 ^•		1,002	863
0.708% due 12/25/2045 •		412	327
0.748% due 08/25/2036 •		6,175	4,746
0.848% due 11/25/2035 •		4,240	3,386
1.609% due 01/25/2046 ^•		14,146	12,973
1.812% due 11/25/2037 ~		10,210	9,355
1.969% due 09/25/2045 •		544	521
2.109% due 08/25/2035 •		254	231
3.298% due 08/25/2035 ^~		647	363

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.444% due 07/25/2035 ~		7,811	6,258
3.658% due 07/25/2035 ~		3,763	2,807
4.049% due 12/26/2034 ^~		182	107
4.101% due 12/25/2035 ^~		6,381	5,795
5.500% due 08/25/2035 ^		33	33
5.500% due 06/25/2037		5,303	5,046
5.750% due 12/25/2021 ^		50	49
6.000% due 08/25/2035 ^		602	600
6.000% due 10/25/2035 ^		8,042	5,054
6.000% due 12/25/2035 ^		2,814	2,801
6.000% due 08/25/2036 ^		17,590	17,297
6.000% due 09/25/2036		3,412	3,188
6.000% due 01/25/2037		120	117
6.000% due 02/25/2037 ^		12,663	12,118
6.000% due 03/25/2037 ^		10,931	10,551
6.000% due 05/25/2037		9,597	9,439
6.000% due 05/25/2037 ^		1,373	1,350
6.000% due 06/25/2037 ^		20,157	19,689
6.500% due 08/25/2036		22,978	22,559
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		74	78
7.500% due 12/25/2031		17	17
7.500% due 05/25/2032		19	19
7.500% due 07/25/2032		438	281
Residential Asset Securitization Trust
0.498% due 06/25/2036 •		6,525	1,444
0.848% due 07/25/2036 •		5,926	4,760
5.500% due 07/25/2035		1,067	878
5.500% due 09/25/2035 ^		23,810	17,786
6.000% due 11/25/2036 ^		6,770	3,832
6.000% due 01/25/2037 ^		3,666	2,068
6.000% due 03/25/2037 ^		7,305	4,318
6.000% due 04/25/2037		684	544
6.000% due 08/25/2037		721	588
6.250% due 11/25/2036 ^		12,445	7,313
6.500% due 09/25/2036		3,619	2,152
6.500% due 04/25/2037 ^		19,399	7,708
Residential Funding Mortgage Securities, Inc. Trust
2.901% due 09/25/2035 ~		444	405
3.212% due 08/25/2035 ^~		2,368	1,434
4.276% due 09/25/2036 ^~		88	82
4.394% due 10/25/2037 ^~		6,947	5,943
4.918% due 10/25/2037 ^~		4,268	3,566
5.002% due 07/27/2037 ^~		146	123
5.035% due 04/25/2037 ~		875	763
5.500% due 03/25/2037 ^		2,882	2,533
6.000% due 04/25/2037 ^•		104	100
6.000% due 04/25/2037 ^		1,992	1,919
6.000% due 10/25/2037 ^		629	498
6.500% due 03/25/2032		29	31
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	5,763	6,779
Ripon Mortgages PLC
0.000% due 08/20/2056 «(h)	GBP	463,568	491,463
0.000% due 08/20/2056 (h)		70,237	90,006
0.000% due 08/20/2056 «~		0	41,753
0.010% due 11/01/2020 «		24,190	31,053
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,468	1,717
0.191% due 06/12/2044 •	GBP	5,989	7,855
0.191% due 06/12/2044 •		7,383	9,644
0.211% due 06/12/2044 •		7,093	9,376
0.370% due 06/12/2044 •		$2,468	2,314
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	57,869
0.059% due 09/28/2055 •		823,059	994,680
0.209% due 09/28/2055 •		72,544	85,726
0.459% due 09/28/2055 •		49,462	57,329
0.959% due 09/28/2055 •		29,677	34,362
1.000% due 09/28/2055 ~		18,400	5,195
1.709% due 09/28/2055 •		49,461	54,897
Sequoia Mortgage Trust
0.772% due 08/20/2034 •		$415	408
0.812% due 06/20/2033 •		235	230
0.852% due 07/20/2033 •		61	59
0.902% due 05/20/2034 •		884	882
0.912% due 10/20/2027 •		2	2
0.912% due 04/20/2033 •		55	55
0.918% due 11/20/2034 •		124	121
0.952% due 10/20/2027 •		28	28
1.115% due 04/20/2033 •		332	324
2.828% due 02/20/2047 ~		2,482	2,223
3.006% due 08/20/2047 ~		6,167	5,197
3.047% due 09/20/2046 ^~		2,355	1,786
3.116% due 09/20/2046 ^~		385	300
3.211% due 07/20/2037 ^~		5,958	5,098

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.280% due 07/20/2037 ~		907	690
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 09/25/2034 •		248	231
1.757% due 10/25/2037 ^•		4,667	4,454
2.373% due 12/25/2034 ~		649	664
2.448% due 12/25/2037 ^•		5,586	5,467
2.601% due 10/25/2034 ~		72	73
2.601% due 12/25/2034 ~		30	29
2.608% due 05/25/2035 ~		4,966	4,186
2.682% due 04/25/2034 ~		5	5
2.760% due 03/25/2035 ~		7,343	6,778
2.825% due 11/25/2035 ^~		79	73
2.837% due 12/25/2035 ~		170	156
2.860% due 09/25/2034 ~		94	94
2.977% due 05/25/2035 ~		23	19
3.004% due 03/25/2035 ~		460	461
3.024% due 04/25/2035 ~		58	57
3.076% due 05/25/2036 ^~		72	67
3.112% due 10/25/2035 ^~		2,976	2,796
3.136% due 09/25/2035 ~		2,091	2,031
3.141% due 05/25/2036 ^~		3,852	3,225
3.149% due 09/25/2036 ^~		2,898	2,494
3.188% due 11/25/2035 ^~		440	411
3.188% due 11/25/2035 ~		277	248
3.195% due 08/25/2035 ~		1,104	1,051
3.203% due 07/25/2035 ^~		2,404	2,207
3.220% due 02/25/2036 ^~		5,808	4,243
3.273% due 07/25/2037 ^~		36	29
3.281% due 09/25/2036 ^~		11,465	9,915
3.303% due 05/25/2036 ^~		5,832	4,843
3.339% due 01/25/2036 ^~		3,783	2,640
3.381% due 08/25/2036 ~		16,219	14,558
3.487% due 09/25/2036 ^~		10,852	10,537
3.575% due 01/25/2037 ^~		4,252	3,855
3.652% due 03/25/2036 ^~		1,015	915
3.749% due 02/25/2036 ^~		2,312	2,206
Structured Asset Mortgage Investments Trust
0.268% due 08/25/2036 •		9,540	8,853
0.328% due 01/25/2037 •		2,226	1,949
0.328% due 07/25/2046 •		10,227	8,818
0.338% due 06/25/2036 •		3,991	3,949
0.338% due 07/25/2046 ^•		7,608	5,918
0.348% due 10/25/2036 •		4,648	4,405
0.358% due 08/25/2036 ^•		10,879	10,544
0.358% due 09/25/2047 ^•		17,282	18,263
0.368% due 09/25/2047 •		13,461	11,995
0.378% due 07/25/2036 ^•		17	7
0.448% due 08/25/2036 ^•		5,763	5,064
0.548% due 05/25/2036 •		8,841	8,343
0.568% due 04/25/2036 •		13,472	12,505
0.568% due 05/25/2036 •		205	176
0.568% due 05/25/2046 •		152	134
0.608% due 02/25/2036 ^•		41,014	36,600
0.608% due 02/25/2036 •		8,819	8,223
0.608% due 05/25/2045 •		974	956
0.652% due 07/19/2035 •		1,316	1,268
0.698% due 09/25/2047 ^•		22,745	20,082
0.708% due 02/25/2036 ^•		15,289	14,455
0.832% due 05/19/2035 •		926	920
0.998% due 05/25/2047 •		3,333	2,619
2.527% due 02/19/2035 ~		1	1
3.022% due 05/25/2047 ^~		31,820	26,959
3.477% due 05/25/2045 ^~		97	80
Structured Asset Securities Corp.
0.498% due 03/25/2035 •		3,311	2,965
0.498% due 04/25/2035 •		316	276
2.387% due 12/25/2033 ~		418	430
Structured Asset Securities Corp. Mortgage Loan Trust 0.748% due 10/25/2027 •		9	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.603% due 03/25/2033 ~		91	95
2.614% due 09/25/2033 ~		130	130
2.671% due 11/25/2033 ~		217	209
2.791% due 01/25/2034 ~		94	96
2.852% due 11/25/2033 ~		48	49
2.873% due 07/25/2033 ~		199	202
3.148% due 07/25/2032 •		2,009	1,948
SunTrust Adjustable Rate Mortgage Loan Trust
2.931% due 02/25/2037 ^~		3,933	3,666
3.817% due 04/25/2037 ^~		1,472	1,071
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 06/22/2045 •	EUR	275	336
2.963% due 03/22/2036 •		1,200	1,442
Terwin Mortgage Trust 0.708% due 10/25/2037 •		$35,313	14,515

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Thornburg Mortgage Securities Trust
0.688% due 03/25/2044 •		89	86
1.589% due 06/25/2047 •		3,483	3,318
2.027% due 03/25/2044 ~		5,094	5,055
2.073% due 12/25/2044 ~		30	30
2.183% due 10/25/2043 ~		199	198
2.423% due 03/25/2044 ~		1,561	1,561
Trinity Square PLC 1.196% due 07/15/2051 •	GBP	12,829	17,563
UBS Commercial Mortgage Trust 2.059% due 05/10/2045 ~(a)		$136,739	2,167
UBS-Barclays Commercial Mortgage Trust 1.106% due 04/10/2046 ~(a)		72,793	1,384
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	8,686	10,197
0.246% due 10/10/2040 •	GBP	25,895	33,935
Wachovia Mortgage Loan Trust LLC
2.502% due 10/20/2035 ~		$573	430
2.693% due 10/20/2035 ^~		455	438
2.829% due 10/20/2035 ~		35	35
3.005% due 08/20/2035 ^~		587	592
3.142% due 03/20/2037 ^~		70	62
3.345% due 05/20/2036 ~		60	58
WaMu Mortgage Pass-Through Certificates Trust
0.588% due 07/25/2044 •		5,957	5,877
0.608% due 04/25/2045 •		5,338	5,394
0.668% due 11/25/2045 •		500	491
0.688% due 12/25/2045 •		2,276	2,244
0.728% due 07/25/2045 •		1,722	1,673
0.728% due 12/25/2045 •		4,250	4,037
0.808% due 01/25/2045 •		4,800	4,700
0.828% due 01/25/2045 •		2,969	2,955
0.848% due 01/25/2045 •		81	80
0.888% due 11/25/2034 •		1,705	1,701
0.928% due 10/25/2044 •		1,127	1,131
0.948% due 10/25/2044 •		1,462	1,464
1.028% due 11/25/2034 •		34	33
1.309% due 02/25/2047 ^•		19,895	18,647
1.339% due 01/25/2047 •		1,214	1,199
1.349% due 01/25/2047 ^•		5,111	4,821
1.359% due 06/25/2047 •		5,091	4,773
1.369% due 04/25/2047 •		3,383	3,151
1.449% due 11/25/2046 •		10,331	9,500
1.489% due 10/25/2046 ^•		36,930	33,998
1.564% due 12/25/2046 ^•		11,489	10,450
1.569% due 09/25/2046 •		6,426	5,883
1.589% due 06/25/2046 •		840	823
1.589% due 07/25/2046 •		9,780	8,715
1.599% due 06/25/2046 •		2,096	1,989
1.684% due 05/25/2046 •		6,799	6,681
1.708% due 10/25/2045 •		1,257	1,291
1.809% due 11/25/2042 •		163	157
2.003% due 07/25/2046 •		9,213	8,753
2.009% due 08/25/2042 •		73	70
2.367% due 08/25/2035 ~		7	7
2.449% due 11/25/2036 ^~		798	764
2.490% due 12/25/2036 ^~		61	58
2.532% due 10/25/2036 ^~		1,055	1,016
2.644% due 11/25/2036 ^~		2,490	2,473
2.657% due 10/25/2036 ^~		253	246
2.819% due 09/25/2036 ^~		6,199	5,749
2.897% due 01/25/2035 ~		1,454	1,487
2.899% due 12/25/2035 ~		14,102	14,282
2.917% due 10/25/2035 ~		2,575	2,604
2.950% due 01/25/2037 ^~		3,017	2,654
2.966% due 01/25/2037 ^~		8,081	7,372
2.999% due 08/25/2034 ~		559	567
3.053% due 09/25/2035 ~		315	319
3.095% due 08/25/2046 ^~		67	65
3.102% due 01/25/2037 ^~		5,142	4,756
3.139% due 06/25/2037 ^~		1,980	1,869
3.152% due 08/25/2036 ^~		13,495	12,691
3.173% due 06/25/2037 ^~		5,195	4,538
3.178% due 07/25/2037 ^~		11,895	11,515
3.274% due 01/25/2036 ~		872	869
3.299% due 07/25/2037 ^~		2,276	2,236
3.324% due 12/25/2036 ^~		3,940	3,958
3.329% due 02/25/2033 ~		300	308
3.348% due 05/25/2037 ^~		8,438	7,370
3.375% due 03/25/2037 ^~		23,730	21,843
3.451% due 02/25/2037 ^~		18,242	17,921
3.517% due 05/25/2037 ^~		1,066	1,032
3.534% due 02/25/2037 ^~		11,530	11,195
3.573% due 02/25/2037 ^~		11,618	11,292
3.592% due 03/25/2037 ^~		11,017	10,630
3.596% due 03/25/2035 ~		957	981

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.651% due 03/25/2036 ~		2,601	2,519
3.652% due 04/25/2037 ^~		13,865	13,340
3.675% due 02/25/2037 ^~		2,789	2,700
3.690% due 01/25/2036 ^~		380	371
3.745% due 01/25/2036 ~		2,632	2,506
WaMu Mortgage-Backed Pass-Through Certificates 2.937% due 12/19/2039 ~		93	95
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	16,670
1.003% due 12/21/2049 •		364,008	497,602
1.703% due 12/21/2049 •		46,014	62,793
2.203% due 12/21/2049 •		23,010	31,369
2.703% due 12/21/2049 •		13,146	17,848
3.203% due 12/21/2049 •		13,146	17,636
Washington Mutual Mortgage Pass-Through Certificates Trust
0.378% due 12/25/2036 •		$5,270	5,039
0.408% due 12/25/2035 •		388	368
0.528% due 07/25/2046 •		355	287
0.548% due 07/25/2035 •		1,108	954
0.748% due 03/25/2036 ^•		1,463	1,283
1.309% due 01/25/2047 •		20,394	17,713
1.309% due 04/25/2047 •		5,012	4,314
1.329% due 12/25/2046 •		6,933	5,942
1.379% due 04/25/2047 •		7,060	6,105
1.459% due 10/25/2046 ^•		14,879	13,261
1.529% due 09/25/2046 ^•		21,018	17,943
1.549% due 04/25/2046 •		31,247	28,658
1.579% due 05/25/2046 ^•		3,416	2,895
1.598% due 09/25/2035 ^•		838	733
3.725% due 06/25/2033 ~		134	135
4.170% due 09/25/2036 ^þ		32,241	13,669
4.248% due 10/25/2036 ^þ		67	35
4.534% due 10/25/2036 ^þ		6,388	2,540
5.500% due 06/25/2035		1,887	1,770
5.500% due 08/25/2035		49	48
5.500% due 11/25/2035 ^		497	453
5.750% due 11/25/2035 ^		681	684
5.750% due 01/25/2036 ^		4,613	4,403
6.000% due 11/25/2035 ^		2,144	2,244
6.000% due 04/25/2036 ^		3,086	3,051
6.000% due 07/25/2036 þ		1,607	599
6.000% due 04/25/2037		9,142	9,102
6.221% due 07/25/2036 ^þ		24,590	9,158
6.449% due 07/25/2036 ^þ		2,237	833
6.500% due 11/25/2035 ^		759	558
6.500% due 03/25/2036		13,079	11,299
6.500% due 05/25/2036 ^þ		4,477	4,226
6.500% due 08/25/2036 ^		23,952	21,642
7.500% due 04/25/2033		11	12
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037		588	581
Wells Fargo Commercial Mortgage Trust
0.947% due 01/15/2052 ~(a)		136,528	8,459
1.667% due 10/15/2049 ~(a)		299,095	21,545
3.324% due 01/15/2059		15,000	15,998
3.487% due 11/15/2048		4,851	5,177
Wells Fargo Mortgage Loan Trust
0.330% due 09/27/2047 •		25,686	25,079
3.225% due 12/27/2046 ~		16,055	10,223
Wells Fargo Mortgage-Backed Securities Trust
2.833% due 11/25/2037 ^~		41	38
3.005% due 10/25/2036 ~		2,106	2,140
3.006% due 08/25/2035 ~		179	180
3.169% due 08/25/2036 ^~		449	430
3.282% due 10/25/2034 ~		35	35
4.004% due 04/25/2037 ^~		216	204
4.018% due 04/25/2036 ~		3,790	3,645
5.500% due 12/25/2021		49	49
6.000% due 06/25/2036 ^		464	466
6.000% due 06/25/2037 ^		886	896
6.000% due 11/25/2037 ^		61	61
Wells Fargo-RBS Commercial Mortgage Trust
0.416% due 03/15/2047 ~(a)		83,202	1,197
0.943% due 12/15/2045 •		25,910	25,968
1.264% due 03/15/2047 ~(a)		73,321	2,390
2.054% due 04/15/2045 ~(a)		63,165	647
Total Non-Agency Mortgage-Backed Securities (Cost $34,385,130)			36,281,347
ASSET-BACKED SECURITIES 16.3%
Aames Mortgage Investment Trust 1.348% due 06/25/2035 •		6,621	6,605
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~		11,395	12,069
Academic Loan Funding Trust 0.948% due 12/26/2044 •		2,794	2,779

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Accredited Mortgage Loan Trust
0.368% due 02/25/2037 •	25,211	23,724
0.628% due 09/25/2035 •	7,220	7,143
0.748% due 04/25/2034 •	543	533
0.748% due 07/25/2034 •	4,065	4,007
0.853% due 04/25/2035 •	607	607
5.210% due 01/25/2034 þ	1,493	1,585
ACE Securities Corp. Home Equity Loan Trust
0.208% due 10/25/2036 •	189	105
0.238% due 07/25/2036 ^•	1,647	630
0.268% due 12/25/2036 •	9,429	4,856
0.278% due 12/25/2036 •	123,820	81,856
0.288% due 07/25/2036 •	47,400	38,997
0.288% due 12/25/2036 •	18,944	12,950
0.298% due 04/25/2036 •	14,027	13,783
0.298% due 07/25/2036 ^•	10,363	4,052
0.298% due 07/25/2036 •	29,197	13,984
0.388% due 07/25/2036 •	20,523	10,160
0.428% due 07/25/2036 •	18,440	17,630
0.528% due 02/25/2036 •	34,405	33,939
0.688% due 08/25/2036 •	13,475	12,165
0.808% due 11/25/2035 •	2,343	2,355
0.913% due 08/25/2035 •	2,729	2,784
0.948% due 02/25/2034 •	26	26
1.048% due 09/25/2033 •	1,625	1,619
1.078% due 02/25/2036 ^•	2,289	2,231
1.123% due 06/25/2034 •	9,272	9,140
1.123% due 07/25/2035 •	13,905	13,898
1.138% due 06/25/2035 •	1,575	1,581
1.153% due 07/25/2035 •	17,500	17,322
1.198% due 12/25/2033 •	1,315	1,303
1.198% due 08/25/2045 •	2,727	2,700
Aegis Asset-Backed Securities Trust 0.388% due 01/25/2037 •	8,621	7,414
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.198% due 01/25/2034 •	588	577
AFC Home Equity Loan Trust
0.748% due 09/27/2027 •	54	53
0.798% due 09/22/2028 •	138	131
1.028% due 02/25/2029 •	233	220
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,112	4,450
0.525% due 12/23/2037 •	9,953	8,858
0.553% due 12/23/2036 •	17,916	16,482
0.557% due 07/15/2037 •	12,444	11,573
0.585% due 09/23/2036 •	27,422	24,954
0.605% due 06/23/2036 •	19,363	18,202
0.637% due 07/15/2037 •	27,000	20,250
0.673% due 12/23/2036 •	7,500	5,625
0.695% due 06/23/2036 •	27,500	22,000
0.705% due 07/23/2035 •	2,299	2,207
0.715% due 12/23/2035 •	20,821	17,281
0.745% due 09/23/2036 •	12,000	9,120
0.845% due 03/23/2035 •	5,000	4,450
0.895% due 12/23/2034 •	4,750	4,180
0.968% due 07/30/2034 •	7,000	6,090
0.987% due 05/01/2034 •	4,743	4,601
0.995% due 09/23/2038 •	57,655	54,772
1.195% due 09/23/2038 •	10,000	7,800
1.515% due 09/23/2037 •	13,565	12,479
2.328% due 09/23/2037 •	2,255	1,669
2.449% due 07/23/2035 •	14,990	14,690
2.679% due 07/23/2035 •	15,152	14,394
Ameriquest Mortgage Securities Trust
0.248% due 10/25/2036 •	8,668	3,892
0.388% due 10/25/2036 •	21,644	9,937
0.518% due 04/25/2036 •	13,000	12,071
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.793% due 01/25/2036 •	12,160	12,135
0.823% due 01/25/2036 •	1,255	1,256
0.943% due 03/25/2035 •	6,045	6,043
1.018% due 07/25/2034 •	99	99
1.018% due 01/25/2036 •	14,093	13,654
1.063% due 01/25/2035 •	1,189	1,183
1.123% due 05/25/2035 •	3,800	3,726
1.123% due 08/25/2035 •	7,815	7,805
1.138% due 11/25/2034 •	9,260	9,253
1.168% due 10/25/2034 •	3,770	3,763
1.183% due 12/25/2033 •	266	266
1.318% due 03/25/2035 •	4,423	4,244
1.873% due 05/25/2034 •	11,176	11,208
1.873% due 08/25/2035 •	14,800	14,276
3.523% due 11/25/2032 ^•	2,104	2,132
3.673% due 11/25/2032 ^•	3	0
5.398% due 02/25/2033 •	1,791	1,717

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Argent Securities Trust
0.238% due 07/25/2036 •		5,647	2,397
0.258% due 09/25/2036 •		7,750	3,408
0.298% due 07/25/2036 •		119,299	85,682
0.388% due 07/25/2036 •		6,009	2,694
0.388% due 09/25/2036 •		4,842	2,185
0.498% due 04/25/2036 •		23,984	15,609
0.508% due 04/25/2036 •		7,422	3,554
0.528% due 03/25/2036 •		28	26
0.628% due 06/25/2036 •		6,212	2,553
0.688% due 05/25/2036 •		17,746	7,068
0.708% due 04/25/2036 •		7,380	3,648
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 10/25/2035 •		8,000	7,939
1.048% due 10/25/2034 •		2,699	2,617
Asset-Backed Funding Certificates Trust
0.258% due 01/25/2037 •		12,999	9,164
0.278% due 01/25/2037 •		56,597	44,140
0.288% due 10/25/2036 •		44,043	39,359
0.298% due 10/25/2036 •		9,482	9,235
0.308% due 01/25/2037 •		72,960	51,864
0.368% due 01/25/2037 •		43,592	31,295
0.428% due 11/25/2036 •		7,807	5,370
0.448% due 09/25/2036 •		12,745	12,598
0.468% due 11/25/2036 •		15,849	9,613
0.568% due 09/25/2036 ^•		27,380	24,204
0.648% due 11/25/2036 •		3,199	1,982
0.808% due 03/25/2035 •		5,213	5,078
0.823% due 06/25/2035 •		561	570
1.123% due 06/25/2035 •		11,439	10,447
1.148% due 06/25/2037 •		3,295	3,034
1.273% due 12/25/2032 •		633	640
Asset-Backed Securities Corp. Home Equity Loan Trust
0.288% due 07/25/2036 •		1,591	1,574
0.298% due 12/25/2036 •		5,039	4,849
0.308% due 05/25/2036 •		215	215
0.568% due 01/25/2036 •		9,432	8,411
0.648% due 03/25/2036 •		10,132	8,942
1.048% due 06/25/2035 •		15,798	15,857
1.093% due 04/25/2035 •		112	116
1.243% due 02/25/2035 •		175	175
1.809% due 03/15/2032 •		232	232
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	46,409	56,739
BankAmerica Manufactured Housing Contract Trust 7.456% due 12/10/2025 ~		$5,000	2,274
Barings Euro CLO BV
0.680% due 07/27/2030 •	EUR	43,079	52,565
1.050% due 07/27/2030		4,175	5,103
Basic Asset-Backed Securities Trust 0.718% due 04/25/2036 •		$9,668	8,932
Bayview Financial Acquisition Trust 0.498% due 05/28/2037 •		5,545	4,837
Bayview Financial Asset Trust
1.747% due 03/25/2037 •		2,937	2,696
2.561% due 03/25/2037 •		3,072	2,929
2.811% due 03/25/2037 •		1,669	1,614
2.927% due 03/25/2037 •		5,651	5,289
3.161% due 03/25/2037 •		1,546	1,506
Bayview Financial Mortgage Pass-Through Trust 1.016% due 04/28/2036 •		5,774	5,579
Bayview Financial Revolving Asset Trust 1.077% due 12/28/2040 •		2,561	2,350
Bear Stearns Asset-Backed Securities Trust
0.258% due 04/25/2031 •		1,709	3,458
0.288% due 10/25/2036 •		1,116	1,112
0.288% due 04/25/2037 •		8,543	9,725
0.298% due 11/25/2036 •		1,951	1,857
0.318% due 10/25/2036 •		4,256	4,207
0.318% due 12/25/2036 ^•		7,170	7,791
0.368% due 06/25/2047 •		10,001	9,972
0.388% due 06/25/2047 •		11,450	11,373
0.448% due 06/25/2036 •		7,205	7,196
0.448% due 02/25/2037 •		15,256	11,099
0.488% due 05/25/2036 ^•		1,082	1,074
0.498% due 05/25/2037 ^•		14,775	12,417
0.500% due 09/25/2034 •		80	77
0.528% due 01/25/2037 •		6,441	6,308
0.548% due 09/25/2046 •		3,530	3,433
0.598% due 06/25/2036 •		8,700	8,194
0.598% due 08/25/2036 •		5,954	5,874
0.598% due 01/25/2047 •		21,585	21,015
0.608% due 04/25/2036 •		10,282	14,661
0.688% due 05/25/2036 •		9,978	8,723
0.718% due 04/25/2036 •		6,578	8,702
0.778% due 12/25/2035 •		5,952	5,955

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.793% due 12/25/2035 •	5,159	5,129
0.808% due 10/25/2032 •	11	11
0.808% due 12/25/2035 ^•	3,400	3,342
0.823% due 11/25/2035 ^•	4,294	4,284
0.823% due 12/25/2035 •	10,821	10,112
0.928% due 12/25/2035 •	22,915	21,026
0.948% due 10/27/2032 •	61	60
1.098% due 10/25/2037 •	11,495	11,067
1.123% due 02/25/2034 •	1,013	995
1.123% due 08/25/2035 •	1,310	1,312
1.148% due 10/25/2037 •	1,239	1,239
1.148% due 10/25/2037 •	16,449	16,140
1.148% due 11/25/2042 •	923	899
1.153% due 06/25/2035 •	16,506	16,355
1.168% due 10/25/2035 •	13,276	13,092
1.198% due 11/25/2035 ^•	25,311	24,171
1.228% due 06/25/2035 •	7,165	6,759
1.248% due 10/25/2033 •	84	83
1.273% due 02/25/2035 •	1,569	1,572
1.328% due 01/25/2034 •	3,343	3,160
1.453% due 02/25/2036 •	5,785	5,646
1.498% due 01/25/2036 •	4,303	4,278
1.659% due 07/25/2036 •	906	830
2.023% due 08/25/2034 •	464	464
2.398% due 04/25/2036 •	8,942	9,065
2.773% due 09/25/2035 •	11,738	11,907
2.814% due 10/25/2036 ~	90	76
5.125% due 03/25/2034 þ	3,258	3,441
5.500% due 01/25/2034 þ	5,414	5,579
5.500% due 08/25/2035 ~	4,525	3,725
5.500% due 08/25/2036	682	687
5.750% due 10/25/2033 þ	190	199
5.750% due 01/25/2034 þ	4,702	4,853
6.000% due 06/25/2034 þ	278	287
6.000% due 10/25/2035 þ	6,194	5,352
6.000% due 08/25/2036	4,367	3,977
6.250% due 12/25/2036 þ	9,207	9,070
6.500% due 08/25/2036 ^	3,362	1,975
Bear Stearns Second Lien Trust
0.528% due 01/25/2037 •	3,618	3,503
0.588% due 08/25/2037 •	10,627	9,896
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	583	586
6.530% due 10/15/2028 ~	1,061	1,106
6.975% due 12/15/2029 ~	8,918	2,117
7.180% due 12/15/2029 ~	22,628	5,527
7.575% due 06/15/2030 ~	16,139	4,728
7.935% due 12/15/2030 ~	6,848	7,210
Buckingham CDO Ltd.
0.354% due 04/05/2041 •	669,584	79,145
0.388% due 09/05/2051 •	997,809	44,888
California Street CLO Ltd. 1.267% due 10/15/2025 •	33,885	33,898
Camber PLC 0.413% due 11/09/2053 •	183,696	6,564
Carrington Mortgage Loan Trust
0.298% due 04/25/2036 ^•	56,318	54,264
0.368% due 01/25/2037 •	17,797	13,419
0.398% due 10/25/2036 •	6,642	5,811
0.408% due 02/25/2037 •	14,000	13,236
0.568% due 12/26/2036 •	8,317	6,834
0.853% due 12/25/2035 •	6,457	6,398
CDC Mortgage Capital Trust 1.063% due 11/25/2034 •	80	81
Cent CLO Ltd. 1.543% due 10/29/2025 •	2,932	2,933
Centex Home Equity Loan Trust
0.468% due 06/25/2036 •	31,200	29,946
1.078% due 09/25/2034 •	1,064	1,053
Chase Funding Trust
0.648% due 05/25/2032 •	97	96
0.748% due 07/25/2033 •	9	8
CHEC Loan Trust 1.108% due 06/25/2034 •	146	143
CIT Group Home Equity Loan Trust 1.123% due 12/25/2031 •	177	175
CIT Mortgage Loan Trust
1.498% due 10/25/2037 •	42,808	43,076
1.598% due 10/25/2037 ^•	283	285
1.648% due 10/25/2037 •	30,000	29,935
Citigroup Mortgage Loan Trust
0.208% due 07/25/2045 •	1,760	1,485
0.228% due 01/25/2037 •	15,188	12,588
0.248% due 12/25/2036 •	3,946	3,332
0.288% due 12/25/2036 •	1,277	1,268
0.308% due 09/25/2036 •	6,108	5,548

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.308% due 12/25/2036 •	8,006	6,833
0.318% due 05/25/2037 •	47,168	38,424
0.328% due 01/25/2037 •	90,733	76,306
0.338% due 05/25/2037 •	41,308	32,387
0.358% due 12/25/2036 •	8,241	7,821
0.398% due 12/25/2036 ^•	14,644	12,891
0.398% due 01/25/2037 •	29,538	25,094
0.418% due 05/25/2037 •	25,635	23,072
0.598% due 03/25/2037 •	33,931	33,012
0.648% due 08/25/2036 •	7,825	7,688
0.668% due 03/25/2036 •	5,024	4,815
0.748% due 12/25/2035 ^•	25,635	24,918
0.853% due 01/25/2036 •	7,204	7,040
4.400% due 10/25/2037 þ	22,140	23,407
5.985% due 05/25/2036 þ	14,133	7,487
Citigroup Mortgage Loan Trust, Inc.
0.408% due 03/25/2037 •	29,210	27,215
0.428% due 11/25/2036 •	10,599	10,563
0.598% due 10/25/2036 •	15,405	15,304
0.763% due 10/25/2035 •	2,757	2,847
0.823% due 10/25/2035 ^•	1,000	996
1.198% due 02/25/2035 •	718	699
5.249% due 08/25/2035 þ	27	26
Colony American Finance Ltd. 2.554% due 11/15/2048	12,973	13,006
Conseco Finance Corp.
6.280% due 09/01/2030	9,759	10,289
6.320% due 07/01/2030	2,041	2,065
6.440% due 12/01/2030	7,905	8,333
6.540% due 04/01/2029	1,920	1,958
6.660% due 06/01/2030 ~	421	426
6.760% due 03/01/2030 ~	324	329
7.220% due 03/15/2028 ~	3,426	3,559
7.240% due 11/15/2028 ~	2,090	2,162
7.860% due 03/01/2030 ~	13,487	8,135
Conseco Finance Securitizations Corp.
2.205% due 12/01/2033 •	6,420	6,444
7.360% due 06/01/2030 ~	60,649	34,147
7.410% due 05/01/2033 þ	22,643	24,187
7.424% due 03/01/2033 ~	7,834	8,269
7.490% due 07/01/2031 þ	24,901	26,819
7.770% due 09/01/2031 þ	10,415	11,275
7.954% due 12/01/2033 ~	2,862	3,030
7.960% due 05/01/2031	22,194	10,956
7.970% due 05/01/2032	7,164	2,268
8.060% due 09/01/2029 ~	7,266	2,551
8.200% due 05/01/2031	30,899	15,705
8.260% due 12/01/2030 ~	76,961	31,612
8.310% due 05/01/2032 ~	40,754	13,447
8.850% due 12/01/2030 ~	1,831	631
Countrywide Asset-Backed Certificates
0.288% due 05/25/2035 •	34,596	33,189
0.288% due 03/25/2037 •	20,901	20,523
0.288% due 05/25/2037 •	55,751	53,009
0.288% due 06/25/2037 •	23,809	22,185
0.288% due 07/25/2037 •	72,929	66,732
0.288% due 07/25/2037 ^•	28,584	27,537
0.288% due 08/25/2037 ^•	81,471	74,980
0.288% due 08/25/2037 •	7,806	7,706
0.288% due 04/25/2047 •	22,992	22,420
0.288% due 06/25/2047 •	26,354	24,236
0.298% due 05/25/2037 •	3,084	3,074
0.298% due 04/25/2047 ^•	4,940	4,816
0.298% due 06/25/2047 ^•	10,298	10,224
0.308% due 12/25/2035 ^•	29,858	29,677
0.308% due 03/25/2037 •	5,258	5,207
0.308% due 09/25/2046 ^•	1,812	1,807
0.318% due 06/25/2047 •	254	254
0.328% due 06/25/2047 •	18,835	18,386
0.328% due 06/25/2047 •	198	197
0.328% due 11/25/2047 ^•	34,105	31,074
0.338% due 11/25/2037 •	21,614	20,440
0.348% due 09/25/2037 •	44,867	39,618
0.348% due 06/25/2047 ^•	24,603	22,569
0.348% due 09/25/2047 ^•	36,402	34,373
0.368% due 05/25/2037 •	5,846	5,639
0.368% due 06/25/2037 •	8,955	8,653
0.368% due 09/25/2037 ^•	11,794	11,303
0.368% due 06/25/2047 •	25,937	24,857
0.368% due 06/25/2047 ^•	40,896	36,714
0.368% due 09/25/2047 ^•	14,095	13,373
0.378% due 05/25/2037 •	13,000	12,140
0.378% due 07/25/2037 ^•	46,686	38,562
0.378% due 10/25/2047 •	11,577	11,253
0.388% due 04/25/2037 •	6,276	5,583
0.388% due 06/25/2037 •	2,850	2,845

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.388% due 12/25/2046 •	28,102	27,390
0.398% due 02/25/2036 •	9,200	8,627
0.398% due 01/25/2037 •	31,118	30,297
0.398% due 01/25/2046 ^•	35,429	33,347
0.398% due 06/25/2047 •	32,146	30,246
0.398% due 11/25/2047 ^•	18,152	14,494
0.408% due 11/25/2037 •	55,400	50,809
0.428% due 06/25/2047 •	6,383	6,122
0.438% due 06/25/2037 •	15,449	14,892
0.438% due 05/25/2047 •	1,669	1,624
0.448% due 07/25/2036 •	289	287
0.468% due 10/25/2036 •	1,428	1,361
0.468% due 05/25/2047 ^•	8,487	6,196
0.488% due 12/25/2036 ^•	10,334	7,311
0.583% due 11/25/2036 •	15,200	13,160
0.598% due 02/25/2037 •	24,010	23,614
0.598% due 03/25/2047 ^•	8,304	7,039
0.628% due 04/25/2036 ^•	9,800	8,940
0.628% due 11/25/2036 •	8,677	8,555
0.628% due 02/25/2037 ^•	6,000	5,248
0.628% due 03/25/2037 •	24,109	21,077
0.648% due 03/25/2036 •	9,530	9,279
0.648% due 03/25/2036 ^•	4,852	4,736
0.703% due 04/25/2036 •	17,587	17,182
0.808% due 07/25/2036 •	593	572
0.848% due 12/25/2033 •	1,052	1,036
0.848% due 03/25/2036 ^•	3,914	3,665
0.898% due 05/25/2034 •	481	480
0.898% due 01/25/2036 •	4,532	4,536
0.913% due 02/25/2036 •	18,000	17,684
0.928% due 01/25/2036 •	1,975	1,977
1.138% due 12/25/2035 •	5,626	5,613
1.198% due 07/25/2033 •	871	874
1.198% due 11/25/2034 •	4,822	4,843
1.213% due 08/25/2035 •	7,933	7,949
1.288% due 01/25/2036 •	2,675	2,596
1.348% due 10/25/2035 •	9,672	9,563
1.723% due 08/25/2034 •	8,922	8,006
1.873% due 05/25/2035 •	1,500	1,501
1.978% due 12/25/2035 •	6,500	5,126
2.023% due 12/25/2034 •	2,725	2,750
4.517% due 10/25/2046 ^~	1,014	1,011
4.517% due 10/25/2046 ^~	575	572
5.834% due 07/25/2034 ~	13	13
Countrywide Asset-Backed Certificates Trust
0.278% due 04/25/2046 •	32,412	30,113
0.288% due 02/25/2037 •	39,949	37,869
0.288% due 03/25/2037 •	43,896	42,193
0.298% due 03/25/2047 ^•	13,188	12,971
0.308% due 03/25/2037 •	2,735	2,723
0.308% due 09/25/2046 •	4,750	4,665
0.338% due 06/25/2047 •	6,505	6,466
0.388% due 02/25/2037 •	15,972	15,536
0.398% due 04/25/2046 ^•	3,373	3,274
0.408% due 09/25/2046 •	7,880	7,304
0.608% due 05/25/2036 •	15,000	14,856
0.808% due 08/25/2035 •	17,997	17,721
0.853% due 04/25/2036 •	27,342	27,276
0.868% due 05/25/2036 •	15,750	13,159
0.883% due 04/25/2036 •	43,050	41,981
0.948% due 08/25/2047 •	25,375	25,125
0.988% due 10/25/2047 •	22,321	21,933
1.048% due 05/25/2036 •	1,075	1,057
1.423% due 04/25/2035 •	202	203
2.023% due 07/25/2035 •	7,400	7,201
4.693% due 10/25/2035 ~	9	9
5.050% due 02/25/2036 ~	74	76
5.210% due 03/25/2034 ~	926	929
5.989% due 10/25/2046 ^~	17	17
Countrywide Asset-Backed Certificates Trust, Inc.
0.928% due 11/25/2034 •	402	388
1.003% due 08/25/2034 •	4,217	4,191
1.048% due 11/25/2034 •	366	355
1.153% due 07/25/2034 •	2,065	2,067
2.323% due 07/25/2034 •	30	31
Countrywide Asset-Backed Securities Notes Trust 1.148% due 08/25/2047 •	416	418
Credit Suisse First Boston Mortgage Securities Corp. 2.498% due 08/25/2032 •	151	151
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)	339	338
3.165% due 02/25/2056	940,346	1,016,695
3.169% due 02/25/2056	550,964	409,628
Credit-Based Asset Servicing & Securitization LLC
0.268% due 07/25/2037 •	6,374	5,034
0.368% due 07/25/2037 •	5,892	4,718

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.488% due 07/25/2037 •		6,238	5,076
0.780% due 12/25/2035 •		19,631	18,465
0.868% due 01/25/2035 •		6,305	6,202
1.168% due 11/25/2033 •		649	639
3.402% due 12/25/2035 þ		10,076	10,114
6.780% due 05/25/2035 þ		2,908	3,016
Credit-Based Asset Servicing & Securitization Trust
0.208% due 11/25/2036 •		77	47
0.218% due 01/25/2037 ^•		558	226
0.288% due 10/25/2036 •		17,034	14,182
0.378% due 11/25/2036 •		6,883	4,310
0.398% due 07/25/2036 •		22,000	21,210
3.342% due 01/25/2037 ^þ		236	108
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		15,744	15,725
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		16,622	6,268
6.589% due 12/25/2036 þ		18,477	6,348
CWHEQ Revolving Home Equity Loan Trust 0.389% due 02/15/2036 •		1,627	1,538
DFC HEL Trust 2.023% due 12/25/2031 •		2,184	2,179
Duke Funding High Grade Ltd.
0.293% due 08/02/2049 •		787,489	30,712
0.383% due 08/02/2049 •		289,475	12,187
0.664% due 08/02/2049 •		102,000	1,122
Education Funding Trust
3.455% due 02/15/2050		193,523	197,227
3.557% due 02/01/2050		43,866	44,846
3.947% due 02/01/2050		33,266	35,268
4.108% due 02/01/2050		33,266	35,697
4.714% due 02/01/2050		33,266	36,408
Ellington Loan Acquisition Trust 1.198% due 05/25/2037 •		56,969	57,189
EMC Mortgage Loan Trust
0.888% due 05/25/2040 •		55	55
1.088% due 04/25/2042 •		127	127
1.248% due 08/25/2040 •		339	336
1.248% due 11/25/2041 •		28	26
Encore Credit Receivables Trust 0.838% due 07/25/2035 •		7,998	7,790
Equifirst Loan Securitization Trust 0.318% due 04/25/2037 •		45,052	42,775
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ		210	214
FAB UK Ltd. 0.544% due 12/06/2045 •	GBP	222	303
FBR Securitization Trust 0.838% due 11/25/2035 •		$4,900	4,888
Fieldstone Mortgage Investment Trust
0.390% due 11/25/2036 •		1,996	1,453
0.528% due 05/25/2036 •		33,748	27,079
Finance America Mortgage Loan Trust 1.198% due 09/25/2033 •		147	146
First Franklin Mortgage Loan Asset-Backed Certificates
0.973% due 05/25/2034 •		3,071	3,033
1.858% due 05/25/2034 •		142	138
First Franklin Mortgage Loan Trust
0.288% due 12/25/2036 •(o)		6,161	3,691
0.298% due 12/25/2036 •		13,581	12,574
0.308% due 12/25/2037 •		22,020	20,087
0.368% due 01/25/2038 •		376	266
0.448% due 05/25/2036 •		2,908	2,788
0.448% due 07/25/2036 •		543	543
0.458% due 09/25/2036 •		20,034	17,345
0.528% due 02/25/2036 •		18,514	17,308
0.690% due 03/25/2036 •		17,492	14,465
0.718% due 02/25/2036 •		22,712	19,696
0.728% due 02/25/2036 •		20,000	19,738
0.823% due 11/25/2036 •		18,837	18,792
0.868% due 11/25/2035 •		29,213	27,852
0.883% due 12/25/2034 •		294	319
0.883% due 09/25/2035 •		1,360	1,379
0.928% due 09/25/2035 •		10,778	10,758
0.928% due 06/25/2036 •		16,775	16,390
0.973% due 06/25/2034 •		8,011	7,979
1.003% due 04/25/2035 •		5,769	5,667
1.018% due 09/25/2034 •		2,919	2,928
1.048% due 01/25/2035 •		2,414	2,421
1.048% due 07/25/2035 •		8,092	8,050
1.098% due 07/25/2033 •		5,103	5,027
1.123% due 05/25/2035 •		39,529	38,545
1.153% due 09/25/2035 •		12,600	12,315
1.423% due 07/25/2034 •		12,773	12,798
First NLC Trust 0.853% due 12/25/2035 •		3,051	3,046

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Fremont Home Loan Trust
0.248% due 08/25/2036 •		5,590	2,391
0.278% due 11/25/2036 •		25,305	12,753
0.283% due 10/25/2036 •		11,859	10,824
0.308% due 08/25/2036 •		37,068	16,094
0.368% due 01/25/2037 •		27,787	16,186
0.388% due 08/25/2036 •		6,799	3,010
0.398% due 05/25/2036 •		7,254	5,482
0.488% due 02/25/2036 •		15,391	14,945
0.488% due 02/25/2037 •		18,419	9,425
0.508% due 04/25/2036 •		657	651
0.688% due 04/25/2036 •		22,370	19,895
0.823% due 01/25/2036 •		43,992	38,171
1.198% due 11/25/2034 •		5,814	5,763
1.303% due 06/25/2035 •		10,069	9,911
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	85,096	64,026
GE-WMC Mortgage Securities Trust
0.188% due 08/25/2036 •		$3	2
0.278% due 08/25/2036 •		4,558	4,328
Goal Structured Solutions Trust 0.798% due 09/25/2041 •		13,577	13,555
Greenpoint Manufactured Housing
3.764% due 06/08/2031 •		10,008	9,904
8.300% due 10/15/2026 ~		923	949
GSAA Home Equity Trust
0.268% due 05/25/2036 •		6,753	2,282
0.288% due 03/25/2036 •		24	11
0.318% due 02/25/2037 •		10,058	4,327
0.368% due 05/25/2047 •		2,069	1,586
0.388% due 06/25/2036 •		52,046	17,480
0.468% due 04/25/2047 •		15,269	9,236
0.488% due 10/25/2036 •		44,791	17,885
0.498% due 08/25/2037 •		7,736	7,651
0.508% due 03/25/2036 •		24,379	11,539
0.508% due 05/25/2036 •		19,644	7,146
0.628% due 06/25/2036 •		3,423	1,513
0.688% due 03/25/2036 •		19,642	12,692
0.883% due 06/25/2035 •		3,000	2,888
0.888% due 10/25/2035 •		7,667	7,707
0.943% due 08/25/2035 •		4,304	4,033
5.344% due 09/25/2035 ~		242	200
5.772% due 11/25/2036 ^~		8,559	3,653
6.000% due 11/25/2037 ^		817	695
6.448% due 06/25/2036 þ		22,107	9,042
GSAMP Trust
0.218% due 12/25/2036 •		734	447
0.228% due 11/25/2036 •		1,208	750
0.238% due 01/25/2037 •		7,795	5,711
0.288% due 06/25/2036 •		13,745	13,518
0.288% due 08/25/2036 •		21,805	21,164
0.288% due 11/25/2036 •		29,415	18,462
0.318% due 12/25/2036 •		6,210	3,849
0.318% due 01/25/2037 •		3,562	3,474
0.328% due 11/25/2035 •		195	34
0.348% due 11/25/2036 •		16,507	10,470
0.388% due 12/25/2035 •		220	220
0.388% due 06/25/2036 •		4,573	3,298
0.418% due 03/25/2047 •		20,417	19,247
0.448% due 06/25/2036 •		6,764	5,516
0.448% due 10/25/2036 ^•		1,548	69
0.448% due 05/25/2046 •		16,535	16,333
0.628% due 12/25/2035 •		4,328	4,318
0.793% due 11/25/2035 •		3,031	3,032
0.793% due 11/25/2035 ^•		13,034	11,920
0.823% due 02/25/2035 •		794	803
0.883% due 07/25/2045 •		814	818
0.928% due 07/25/2045 •		19,366	19,201
1.348% due 10/25/2034 •		1,066	1,071
1.873% due 12/25/2034 •		14,629	14,456
Harley Marine Financing LLC 5.682% due 05/15/2043 «		50,204	42,674
Home Equity Asset Trust
0.618% due 01/25/2036 •		5,000	4,754
0.618% due 04/25/2036 •		18,000	17,349
0.848% due 12/25/2033 •		41	41
0.908% due 11/25/2032 •		128	119
1.048% due 11/25/2034 •		348	349
1.348% due 06/25/2032 ^•		1,358	1,355
Home Equity Mortgage Loan Asset-Backed Trust
0.308% due 11/25/2036 •		9,755	9,207
0.348% due 07/25/2037 •		12,063	8,388
0.368% due 04/25/2037 •		55,738	47,800
0.388% due 08/25/2036 •		6,315	5,449
0.468% due 04/25/2037 •		12,924	11,746
0.528% due 06/25/2036 •		3,718	3,667

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.708% due 06/25/2036 •	8,000	7,184
0.748% due 03/25/2036 •	25,000	22,931
0.808% due 03/25/2036 •	5,900	5,531
0.928% due 10/25/2035 •	13,050	12,485
Hout Bay Corp.
1.627% due 07/05/2041 •	461,732	106,198
1.827% due 07/05/2041 •	34,165	2,477
1.957% due 07/05/2041 •	4,046	289
HSI Asset Loan Obligation Trust 4.836% due 12/25/2036 þ	9,682	4,736
HSI Asset Securitization Corp. Trust
0.198% due 10/25/2036 •	2,735	1,484
0.258% due 10/25/2036 •	18,415	10,126
0.288% due 01/25/2037 •	60,859	52,170
0.308% due 03/25/2036 •	879	878
0.308% due 10/25/2036 •	9,649	5,365
0.308% due 05/25/2037 •	10,594	10,436
0.338% due 04/25/2037 •	17,629	11,872
0.388% due 10/25/2036 •	2,149	1,216
0.408% due 04/25/2037 •	7,102	4,846
0.478% due 02/25/2036 •	11,834	11,382
0.488% due 12/25/2036 •	30,371	12,288
0.498% due 02/25/2036 •	16,250	14,933
0.703% due 01/25/2036 •	135	136
IMC Home Equity Loan Trust 7.520% due 08/20/2028	24	25
IndyMac Mortgage Loan Trust 0.308% due 07/25/2036 •	32,062	12,844
IXIS Real Estate Capital Trust
0.208% due 05/25/2037 •	5,876	2,024
0.298% due 01/25/2037 •	84,247	41,956
0.308% due 05/25/2037 •	35,370	12,478
0.468% due 08/25/2036 •	68,045	26,722
0.548% due 03/25/2036 ^•	12,422	8,082
0.668% due 08/25/2036 •	34,548	14,204
0.778% due 02/25/2035 •	1,118	1,107
0.778% due 02/25/2036 •	2,214	2,226
JPMorgan Mortgage Acquisition Corp.
0.508% due 03/25/2036 •	10,627	10,563
0.658% due 02/25/2036 ^•	10,093	9,993
0.688% due 03/25/2036 •	40,500	36,919
0.733% due 01/25/2036 •	14,000	13,598
0.808% due 09/25/2035 •	2,846	2,852
0.853% due 09/25/2035 •	10,682	10,471
1.078% due 06/25/2035 •	16,467	15,918
1.123% due 12/25/2035 •	8,091	7,633
JPMorgan Mortgage Acquisition Trust
0.248% due 03/25/2047 •	131	83
0.258% due 08/25/2036 •	2,888	2,324
0.278% due 08/25/2036 •	19,799	19,429
0.283% due 07/25/2036 •	33,505	28,631
0.288% due 11/25/2036 •	14,965	13,862
0.388% due 08/25/2036 •	24,298	19,974
0.388% due 05/25/2037 •	9,924	9,069
0.408% due 07/25/2036 •	11,105	10,959
0.418% due 07/25/2036 •	14,000	13,456
0.468% due 04/25/2036 •	26,803	25,608
0.583% due 05/25/2036 •	19,000	15,801
4.582% due 10/25/2030 ^þ	1,571	1,119
4.582% due 01/25/2037 ^þ	16	12
6.330% due 07/25/2036 ^þ	5,997	2,845
6.910% due 07/25/2036 ^þ	8,551	4,052
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	23,920	21,934
KGS-Alpha SBA COOF Trust 0.958% due 04/25/2038 «~(a)	19,570	538
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,526	1,465
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)	1,079,939	6,480
0.000% due 07/25/2057 (h)	390,692	392,146
0.000% due 12/26/2057 ~(a)	349,001	8,321
0.000% due 02/25/2058 ~	132,995	98,594
0.000% due 04/25/2058 ~	53,952	38,038
0.000% due 08/26/2058 ~	176,849	124,469
0.000% due 08/26/2058 (h)	808	805
0.000% due 01/28/2070 ~	7,053	4,491
0.125% due 12/26/2057 ~(a)	625,895	2,971
1.603% due 06/25/2057	172,868	179,574
1.898% due 01/28/2070 •(o)	585,012	589,140
2.968% due 12/26/2057 ~	274,054	270,223
3.104% due 12/25/2056 ~	1,079,939	1,031,413
3.565% due 01/25/2058 ~	264,105	268,714
3.750% due 04/25/2058 ~	273,966	296,389
4.000% due 02/25/2058 ~	538,869	575,698
4.000% due 04/25/2058 ~	106,604	107,390

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 08/26/2058 ~	614,484	644,914
4.250% due 02/25/2058 ~	132,996	150,489
4.250% due 08/26/2058 ~	353,701	398,458
4.500% due 02/25/2058 ~	132,996	142,316
9.061% due 01/28/2070 ~	366,438	355,794
Lehman XS Trust
0.318% due 02/25/2037 ^•	27,633	24,174
0.328% due 02/25/2037 •	17,939	17,167
0.468% due 05/25/2036 •	23,453	24,813
0.608% due 02/25/2037 •	7,135	5,569
0.708% due 05/25/2036 •	7,609	8,566
6.640% due 04/25/2036 þ	18,587	17,611
Long Beach Mortgage Loan Trust
0.238% due 09/25/2036 •	11,849	4,787
0.248% due 12/25/2036 •	9,273	4,715
0.258% due 11/25/2036 •	6,775	3,057
0.293% due 07/25/2036 •	18,087	14,776
0.298% due 06/25/2036 •	67,252	41,519
0.298% due 09/25/2036 •	51,495	38,054
0.303% due 10/25/2036 •	54,171	37,206
0.308% due 08/25/2036 •	30,737	16,806
0.308% due 10/25/2036 •	2,945	1,343
0.308% due 12/25/2036 •	3,652	2,873
0.318% due 12/25/2036 •	41,622	21,514
0.388% due 08/25/2036 •	7,342	4,085
0.448% due 05/25/2036 •	55,595	38,365
0.468% due 05/25/2046 •	11,221	10,331
0.548% due 01/25/2036 •	26,040	25,071
0.588% due 02/25/2036 •	23,472	22,931
0.668% due 05/25/2036 •	3,484	1,636
0.748% due 01/25/2036 •	41,725	38,923
0.778% due 01/25/2046 •	50,453	48,451
0.793% due 11/25/2035 •	21,369	21,170
0.908% due 08/25/2045 •	1,943	1,939
0.928% due 08/25/2035 •	557	538
0.943% due 06/25/2034 •	2,101	2,061
1.003% due 07/25/2034 •	1,963	1,938
1.273% due 07/25/2033 •	3,076	3,079
1.348% due 11/25/2034 •	5,439	5,097
1.378% due 06/25/2033 •	5,063	5,089
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •	42,155	43,609
Madison Avenue Manufactured Housing Contract Trust 3.398% due 03/25/2032 •	3,728	3,743
Marlette Funding Trust
0.000% due 04/16/2029 «(h)	7	899
2.690% due 09/17/2029	7,567	7,628
3.710% due 12/15/2028	1,493	1,499
MASTR Asset-Backed Securities Trust
0.198% due 08/25/2036 •	5,750	2,689
0.198% due 10/25/2036 •	44,070	19,224
0.198% due 01/25/2037 •	38,180	14,127
0.248% due 10/25/2036 •	9,598	6,306
0.248% due 11/25/2036 •	17,295	12,799
0.248% due 01/25/2037 •	36,271	13,607
0.268% due 10/25/2036 •	36,340	16,155
0.278% due 10/25/2036 •	28,918	18,181
0.293% due 10/25/2036 •	63,934	31,996
0.308% due 10/25/2036 •	3,828	2,548
0.308% due 01/25/2037 •	40,051	15,272
0.348% due 08/25/2036 •	11,456	4,826
0.358% due 05/25/2037 •	2,291	2,207
0.388% due 08/25/2036 •	22,401	10,994
0.393% due 10/25/2036 •	7,104	3,641
0.438% due 01/25/2036 •	9,200	9,121
0.448% due 04/25/2036 •	29,427	11,179
0.448% due 08/25/2036 •	21,507	10,531
0.448% due 05/25/2037 •	8,978	8,320
0.548% due 04/25/2036 •	68,023	18,238
0.568% due 11/25/2036 •	4,008	1,979
0.628% due 06/25/2036 •	4,963	2,900
0.628% due 08/25/2036 •	32,056	14,846
0.748% due 01/25/2036 •	99	99
0.898% due 10/25/2035 ^•	14,803	14,289
1.093% due 05/25/2035 •	1,290	1,318
1.298% due 08/25/2037 •	26,125	24,657
4.798% due 05/25/2033 •	3,998	4,007
MASTR Specialized Loan Trust
0.408% due 02/25/2036 •	3,675	3,553
0.518% due 01/25/2037 •	12,169	6,890
Mercury CDO Ltd.
0.566% due 12/08/2040 •	3,785	3,774
1.076% due 12/08/2040 •	6,000	903
Merrill Lynch First Franklin Mortgage Loan Trust
0.318% due 04/25/2037 •	3,498	1,961
0.318% due 05/25/2037 •	33,369	25,001

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.388% due 05/25/2037 •	58,930	44,612
0.398% due 04/25/2037 •	28,077	16,018
0.468% due 05/25/2037 •	36,822	28,205
Merrill Lynch Mortgage Investors Trust
0.208% due 11/25/2037 •	4,499	2,239
0.298% due 08/25/2037 •	5,783	5,546
0.298% due 11/25/2037 •	27,447	14,070
0.308% due 03/25/2037 •	6,177	2,648
0.470% due 04/25/2037 •	13,372	9,044
0.598% due 02/25/2047 •	31,640	22,621
0.748% due 12/25/2036 •	6,300	5,817
0.838% due 08/25/2036 •	15,600	15,500
0.868% due 05/25/2036 •	608	601
0.898% due 06/25/2036 •	2,160	2,160
1.078% due 07/25/2035 •	11,196	11,078
MESA Trust 3.373% due 11/25/2031 ^•	937	772
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	2,398	2,445
6.005% due 08/15/2037	1,399	1,495
Mid-State Trust 4.864% due 07/15/2038	644	691
MMcapS Funding Ltd. 0.696% due 12/01/2035 •	9,100	8,099
Monroe Capital BSL CLO Ltd. 1.333% due 05/22/2027 •	61,784	61,769
Morgan Stanley ABS Capital, Inc. 1.228% due 03/25/2033 •	43	43
Morgan Stanley ABS Capital, Inc. Trust
0.228% due 09/25/2036 •	271	156
0.248% due 10/25/2036 •	5,022	3,063
0.248% due 11/25/2036 •	1,987	1,464
0.258% due 03/25/2037 •	3,436	1,775
0.278% due 09/25/2036 •	52,763	30,011
0.278% due 10/25/2036 •	20,845	19,521
0.278% due 12/25/2036 •	54,306	39,870
0.278% due 01/25/2037 •	26,109	15,892
0.288% due 08/25/2036 •	34,388	21,073
0.288% due 10/25/2036 •	42,524	26,098
0.288% due 11/25/2036 •	3,307	2,062
0.288% due 05/25/2037 •	311	272
0.298% due 09/25/2036 •	15,760	7,760
0.298% due 10/25/2036 •	18,431	12,093
0.298% due 12/25/2036 •	1,155	749
0.308% due 09/25/2036 •	28,567	16,674
0.328% due 02/25/2037 •	28,144	12,276
0.328% due 03/25/2037 •	30,603	15,985
0.328% due 05/25/2037 •	16,739	14,700
0.348% due 02/25/2037 •	10,875	6,913
0.368% due 10/25/2036 •	1,549	962
0.368% due 11/25/2036 •	13,402	8,447
0.378% due 09/25/2036 •	4,344	2,575
0.378% due 10/25/2036 •	10,527	6,983
0.378% due 02/25/2037 •	34,193	15,072
0.398% due 08/25/2036 •	13,820	8,692
0.398% due 03/25/2037 •	50,893	26,872
0.398% due 05/25/2037 •	14,500	12,798
0.408% due 05/25/2037 •	10,428	8,904
0.468% due 03/25/2036 •	19,242	19,090
0.478% due 02/25/2037 •	9,037	5,839
0.648% due 04/25/2036 •	17,851	16,379
0.688% due 03/25/2036 •	8,673	8,532
0.748% due 12/25/2035 •	12,427	11,575
0.763% due 11/25/2035 •	9,071	9,067
0.768% due 12/25/2035 •	17,135	16,924
0.888% due 01/25/2034 •	5,256	5,163
0.958% due 04/25/2034 •	1,827	1,803
1.048% due 05/25/2034 •	4,746	4,707
1.078% due 07/25/2035 •	7,500	7,414
1.138% due 06/25/2035 •	15,098	15,190
1.168% due 10/25/2033 •	1,024	1,022
1.208% due 09/25/2034 •	323	299
1.398% due 07/25/2037 •	14,010	13,314
2.048% due 02/25/2047 •	43,143	40,433
Morgan Stanley Capital, Inc. Trust
0.688% due 03/25/2036 •	105,529	93,526
0.728% due 01/25/2036 •	18,087	17,743
0.728% due 02/25/2036 •	11,508	11,358
Morgan Stanley Dean Witter Capital, Inc. Trust
1.498% due 02/25/2033 •	583	584
1.723% due 11/25/2032 •	901	902
Morgan Stanley Home Equity Loan Trust
0.248% due 12/25/2036 •	4,119	2,454
0.248% due 04/25/2037 •	6,664	4,448
0.288% due 12/25/2036 •	48,229	28,891
0.318% due 04/25/2037 •	11,295	7,605

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.468% due 04/25/2036 •	9,827	7,848
0.498% due 04/25/2037 •	23,780	16,367
0.668% due 04/25/2036 •	14,983	12,184
1.138% due 05/25/2035 •	11,698	11,565
Morgan Stanley IXIS Real Estate Capital Trust
0.218% due 11/25/2036 •	9,283	4,298
0.258% due 11/25/2036 •	21,436	9,998
0.298% due 11/25/2036 •	1,764	829
0.368% due 11/25/2036 •	23,549	11,203
0.448% due 07/25/2036 •	7,839	4,238
0.608% due 07/25/2036 •	30,506	16,835
Morgan Stanley Mortgage Loan Trust
0.488% due 10/25/2036 •	2,647	1,128
0.508% due 04/25/2037 •	9,431	4,539
0.608% due 02/25/2037 •	3,696	1,537
5.622% due 01/25/2047 þ	275	267
5.750% due 04/25/2037 ^~	393	257
5.754% due 01/25/2047 þ	7,883	4,965
5.965% due 09/25/2046 ^þ	4,366	2,216
6.000% due 02/25/2037 ^~	310	295
Morgan Stanley Structured Trust 0.378% due 06/25/2037 •	6,617	6,542
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,634
Nationstar Home Equity Loan Trust
0.378% due 03/25/2037 •	312	309
0.398% due 06/25/2037 •	337	327
Navient Private Education Refi Loan Trust 3.238% due 11/15/2045 ~	279,764	311,748
New Century Home Equity Loan Trust
0.328% due 05/25/2036 •	1,303	1,236
0.888% due 08/25/2034 •	136	130
0.913% due 07/25/2035 •	228	228
1.093% due 09/25/2035 •	1,650	1,595
Newcastle Investment Trust 8.114% due 05/01/2033 ~	70,811	74,732
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.298% due 07/25/2036 •	39,573	37,537
0.568% due 11/25/2035 •	6,292	6,243
0.583% due 03/25/2036 •	400	392
0.628% due 03/25/2036 •	4,024	3,781
0.808% due 11/25/2035 •	9,479	8,863
NovaStar Mortgage Funding Trust
0.278% due 03/25/2037 •	124,503	92,229
0.328% due 09/25/2037 •	26,455	23,519
0.448% due 06/25/2036 •	1,712	1,422
1.318% due 06/25/2035 •	5,000	4,849
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	1,462	1,497
5.410% due 11/15/2032	1,615	1,654
7.945% due 03/15/2022 ~	3,016	1,404
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •	34,145	25,164
0.288% due 02/25/2037 •	7,593	4,880
0.288% due 03/25/2037 •	77,351	57,129
0.328% due 04/25/2037 •	24,823	17,298
0.328% due 07/25/2037 •	6,217	4,983
0.368% due 04/25/2037 •	146,176	116,169
0.368% due 05/25/2037 •	132,866	97,440
0.448% due 01/25/2036 •	13,709	13,585
0.448% due 05/25/2037 •	4,483	3,168
1.048% due 01/25/2034 •	2,041	2,016
Option One Mortgage Loan Trust Asset-Backed Certificates
0.838% due 11/25/2035 •	18,440	18,009
1.003% due 10/25/2032 •	2,646	2,653
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ	960	982
Ownit Mortgage Loan Trust
1.048% due 10/25/2036 ^•	4,103	4,075
3.076% due 10/25/2035 þ	8,156	5,643
Palmer Square Loan Funding Ltd. 1.188% due 04/20/2027 •	13,343	13,327
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.853% due 09/25/2035 •	4,268	4,285
0.868% due 05/25/2035 •	11,774	11,629
1.228% due 03/25/2035 •	1,860	1,867
People's Choice Home Loan Securities Trust 0.868% due 05/25/2035 ^•	1,365	1,364
People's Financial Realty Mortgage Securities Trust 0.288% due 09/25/2036 •	28,473	10,850
Popular ABS Mortgage Pass-Through Trust
0.398% due 06/25/2047 ^•	4,596	4,556
0.688% due 05/25/2036 ^•	5,989	5,670
5.917% due 04/25/2035 þ	115	117
RAAC Trust
0.440% due 05/25/2046 •	3,229	3,219

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.500% due 11/25/2046 •	602	575
0.648% due 02/25/2037 •	4,085	3,886
0.748% due 09/25/2045 •	6,219	6,140
0.848% due 02/25/2046 •	2,037	2,002
0.908% due 10/25/2046 •	9,471	9,258
1.123% due 02/25/2046 •	19,679	15,775
1.348% due 09/25/2047 •	715	718
1.648% due 09/25/2047 •	9,087	9,529
1.798% due 05/25/2039 •	3,212	3,217
Renaissance Home Equity Loan Trust
1.028% due 08/25/2033 •	794	769
5.512% due 04/25/2037 þ	6,555	2,682
5.580% due 11/25/2036 þ	12,646	6,808
5.744% due 06/25/2037 ^þ	89,647	35,497
5.906% due 06/25/2037 þ	23,928	9,753
6.115% due 08/25/2036 þ	13,374	8,139
6.203% due 06/25/2037 þ	23,512	10,156
7.750% due 09/25/2037 ^þ	33,550	19,371
Residential Asset Mortgage Products Trust
0.378% due 12/25/2036 •	15,000	13,725
0.418% due 10/25/2036 •	6,954	6,905
0.588% due 12/25/2035 •	26,173	24,045
0.748% due 02/25/2036 •	10,627	10,514
0.793% due 11/25/2035 •	4,702	4,698
0.848% due 12/25/2035 •	37,112	32,648
0.898% due 04/25/2034 •	7,020	6,940
0.943% due 06/25/2035 •	86	86
0.958% due 07/25/2035 •	6,500	6,336
1.018% due 02/25/2034 •	1,798	1,777
1.018% due 04/25/2034 •	4,677	4,663
1.018% due 10/25/2035 •	11,246	10,835
1.033% due 11/25/2035 •	7,000	6,498
1.093% due 09/25/2035 •	10,000	9,698
1.138% due 10/25/2033 •	2,518	2,494
1.168% due 03/25/2035 •	7,451	7,359
1.213% due 07/25/2035 •	10,889	10,712
1.348% due 01/25/2035 ^•	2,611	2,394
1.723% due 04/25/2034 ^•	1,882	1,737
2.128% due 04/25/2034 ^•	2,821	2,417
Residential Asset Securities Corp. Trust
0.308% due 11/25/2036 ^•	2,191	2,226
0.358% due 04/25/2037 •	20,727	20,093
0.368% due 02/25/2037 •	5,000	4,702
0.388% due 10/25/2036 •	38,769	37,827
0.398% due 11/25/2036 ^•	85,289	79,211
0.408% due 07/25/2036 •	1,210	1,202
0.428% due 07/25/2036 •	16,300	15,189
0.448% due 08/25/2036 •	3,566	3,510
0.468% due 07/25/2036 •	1,847	1,841
0.488% due 11/25/2036 •	14,369	13,564
0.488% due 04/25/2037 •	50,445	47,952
0.668% due 07/25/2036 ^•	14,056	12,431
0.688% due 04/25/2036 •	229	229
0.688% due 07/25/2036 •	11,097	9,758
0.703% due 03/25/2036 •	1,920	1,922
0.708% due 04/25/2036 •	17,457	17,195
0.718% due 02/25/2036 •	238	239
0.748% due 02/25/2036 •	9,575	9,394
0.763% due 11/25/2035 •	17,900	17,077
0.778% due 12/25/2035 •	674	670
0.798% due 06/25/2035 •	1,385	1,391
0.808% due 10/25/2035 •	11,326	10,877
0.808% due 11/25/2035 •	3,972	3,955
0.838% due 01/25/2036 •	9,051	9,027
0.898% due 04/25/2034 •	1,737	1,721
0.943% due 01/25/2035 •	1,647	1,647
0.988% due 12/25/2034 •	3,386	3,375
1.033% due 08/25/2035 •	7,500	7,499
1.033% due 09/25/2035 •	3,227	3,227
1.048% due 04/25/2035 •	922	924
1.198% due 07/25/2035 •	6,797	6,815
Residential Funding Home Loan Trust 0.278% due 05/25/2036 •	379	374
Salomon Mortgage Loan Trust 1.048% due 11/25/2033 •	383	380
Saxon Asset Securities Trust
0.328% due 05/25/2037 •	32,465	27,707
0.458% due 09/25/2037 •	20,182	19,633
0.648% due 03/25/2032 •	195	193
1.123% due 12/25/2033 •	3,021	2,979
1.123% due 11/25/2035 •	6,000	4,231
Securitized Asset-Backed Receivables LLC Trust
0.208% due 12/25/2036 ^•	507	164
0.228% due 11/25/2036 ^•	158	64
0.248% due 07/25/2036 •	24,474	14,029
0.288% due 08/25/2036 •	28,149	15,579

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.298% due 07/25/2036 •		24,414	14,184
0.308% due 11/25/2036 •		8,240	3,405
0.318% due 08/25/2036 ^•		9,913	4,425
0.348% due 12/25/2036		79,440	39,096
0.388% due 07/25/2036 •		4,467	2,658
0.428% due 07/25/2036 •		15,924	14,460
0.448% due 09/25/2036 •		4,752	2,369
0.468% due 07/25/2036 •		6,100	3,040
0.648% due 05/25/2036 •		8,680	6,075
0.648% due 06/25/2036 •		23,540	19,179
0.728% due 11/25/2035 •		2,158	2,154
0.728% due 12/25/2035 •		4,447	4,366
0.748% due 11/25/2035 •		32,256	28,429
0.748% due 12/25/2035 •		13,310	7,292
0.823% due 01/25/2035 •		1,158	1,113
1.108% due 01/25/2036 ^•		1,127	983
SG Mortgage Securities Trust 0.288% due 10/25/2036 •		23,230	21,561
Sierra Madre Funding Ltd. 0.553% due 09/07/2039 •		38,142	34,900
SLM Private Credit Student Loan Trust 0.457% due 12/16/2041 •		2,734	2,655
SLM Student Loan Trust
0.000% due 10/25/2039 •	EUR	7,741	9,024
1.715% due 04/25/2023 •		$12,274	12,273
SMB Private Education Loan Trust 3.050% due 05/15/2026		28	28
SoFi Alternative Trust
1.170% due 02/15/2046		698,365	699,784
2.550% due 02/15/2046		51,395	51,327
2.911% due 02/15/2046 «		950	72,113
4.923% due 05/16/2050 ~		229,157	246,503
5.031% due 06/15/2050 ~		396,774	429,072
SoFi Professional Loan Program LLC
1.098% due 01/25/2039 •		877	882
3.020% due 02/25/2040		7,516	7,775
Soundview Home Loan Trust
0.258% due 01/25/2037 •		241	208
0.258% due 02/25/2037 •		212	79
0.298% due 07/25/2036 •		33,037	32,688
0.298% due 03/25/2037 •		18,651	17,994
0.308% due 10/25/2036 •		4,328	4,295
0.308% due 01/25/2037 •		44,017	38,297
0.318% due 06/25/2036 •		7,584	7,529
0.318% due 11/25/2036 •		71,060	30,068
0.348% due 06/25/2037 •		168,742	138,554
0.358% due 06/25/2037 •		8,628	6,965
0.388% due 07/25/2036 •		9,800	8,808
0.388% due 01/25/2037 •		19,157	16,833
0.398% due 10/25/2036 •		32,578	31,221
0.518% due 02/25/2037 •		22,557	9,132
0.553% due 12/25/2036 •		11,000	10,695
0.608% due 06/25/2036 •		10,000	9,717
0.613% due 02/25/2036 •		14,610	13,772
0.648% due 11/25/2036 •		335	318
0.703% due 03/25/2036 •		14,893	13,630
0.848% due 12/25/2035 •		12,464	12,348
0.898% due 06/25/2035 •		17,750	16,824
0.913% due 08/25/2035 •		9,498	9,475
0.973% due 06/25/2035 •		1,061	1,083
1.448% due 11/25/2033 •		290	290
Specialty Underwriting & Residential Finance Trust
0.390% due 09/25/2037 •		18,712	10,294
0.418% due 04/25/2037 •		3,321	2,613
0.648% due 06/25/2037 •		4,763	3,290
1.318% due 12/25/2035 •		2,000	1,940
Sprite Ltd. 4.250% due 12/15/2037		42,161	40,004
Starwood Commercial Mortgage Trust
1.239% due 07/15/2038 •		47,190	47,015
1.559% due 07/15/2038 •		25,170	25,140
1.759% due 07/15/2038 •		10,070	10,020
2.109% due 07/15/2038 •		13,000	12,903
2.509% due 07/15/2038 •		12,125	11,974
2.859% due 07/15/2038 •		2,500	2,429
Streeterville ABS CDO Ltd. 0.566% due 11/03/2040 •		48,678	34,825
Structured Asset Investment Loan Trust
0.278% due 07/25/2036 •		40,588	33,033
0.288% due 06/25/2036 •		22,961	21,968
0.298% due 07/25/2036 •		4,630	4,551
0.321% due 07/25/2036 •		45,181	32,961
0.768% due 01/25/2036 •		45,143	41,435
0.848% due 04/25/2033 •		259	256
0.868% due 10/25/2035 •		49,558	48,975
0.883% due 03/25/2035 •		3,690	3,679

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

0.913% due 08/25/2035 •	31,210	30,843
0.928% due 07/25/2035 •	5,793	5,788
1.048% due 04/25/2035 •	12,640	12,147
1.123% due 09/25/2034 •	94	93
Structured Asset Securities Corp. 1.273% due 02/25/2035 •	9,991	9,698
Structured Asset Securities Corp. Mortgage Loan Trust
0.278% due 05/25/2036 •	19,086	17,762
0.283% due 07/25/2036 •	24,118	23,591
0.288% due 08/25/2046 •	32,364	31,026
0.298% due 09/25/2036 •	5,847	5,689
0.308% due 03/25/2036 •	17,504	16,762
0.308% due 04/25/2036 •	19,863	19,481
0.318% due 06/25/2037 •	2,460	2,450
0.328% due 03/25/2037 •	4,967	3,266
0.348% due 02/25/2037 •	6,465	6,418
0.368% due 10/25/2037 •	45,045	32,103
0.378% due 01/25/2037 •	47,071	32,555
0.378% due 05/25/2047 •	3,942	3,853
0.398% due 09/25/2036 •	18,802	18,667
0.398% due 03/25/2037 •	21,594	14,420
0.418% due 04/25/2036 •	10,779	10,449
0.438% due 07/25/2036 •	32,865	28,801
0.438% due 07/25/2036 ^•	11,813	11,528
0.438% due 09/25/2036 •	62,675	57,713
0.448% due 04/25/2031 •	3,137	3,127
0.448% due 03/25/2037 •	7,436	5,020
0.458% due 05/25/2036 •	33,409	31,468
0.458% due 12/25/2036 •	35,465	20,087
0.648% due 11/25/2037 •	5,100	4,521
0.748% due 12/25/2035 •	18,734	14,870
0.748% due 01/25/2037 •	13,630	10,088
0.853% due 02/25/2036 •	12,034	11,631
1.148% due 08/25/2037 •	8,133	8,221
1.153% due 11/25/2035 •	1,457	1,425
1.198% due 08/25/2037 •	7,000	6,929
1.248% due 10/25/2037 •	63,585	34,422
2.248% due 11/25/2035 •	3,000	3,036
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.450% due 02/25/2032	160	156
Structured Asset Securities Corp. Trust
0.838% due 09/25/2035 •	16,160	15,877
6.830% due 05/25/2031 ~	2,552	2,425
Sudbury Mill CLO Ltd.
1.368% due 01/17/2026 •	5,969	5,973
1.388% due 01/17/2026 •	4,634	4,637
Taberna Preferred Funding Ltd.
0.704% due 07/05/2035 ~	229	202
0.704% due 07/05/2035 •	15,191	13,368
0.941% due 02/05/2036 •	72,745	64,016
Terwin Mortgage Trust
0.488% due 07/25/2037 •	2,901	2,787
0.768% due 04/25/2037 •	15,805	15,063
0.948% due 09/25/2036 •	12,264	6,496
2.398% due 10/25/2038 •	2,051	2,061
Trapeza CDO Ltd.
0.493% due 11/09/2042 •	16,779	15,437
0.524% due 04/06/2042 •	19,663	17,893
0.543% due 11/09/2042 •	14,000	11,060
0.547% due 01/27/2040 •	36,935	34,349
0.584% due 04/06/2042 •	8,300	6,225
0.625% due 01/25/2035 •	5,709	5,424
Triaxx Prime CDO Ltd.
0.413% due 10/02/2039 •	9,542	3,578
2.434% due 10/02/2039 •	68,643	67,545
Tropic CDO Ltd.
0.527% due 07/15/2036 •	23,312	21,680
0.557% due 07/15/2036 •	30,117	27,406
Truman Capital Mortgage Loan Trust 0.408% due 03/25/2036 •	73	72
TruPS Financials Note Securitization Ltd. 1.410% due 03/30/2039 •	198,769	186,843
U.S. Capital Funding Ltd. 0.504% due 10/10/2040 •	44,669	39,308
Upstart Securitization Trust
2.322% due 04/22/2030	9,577	9,654
2.897% due 09/20/2029	5,422	5,458
Utah State Board of Regents 0.898% due 09/25/2056 •	23,603	23,637
WaMu Asset-Backed Certificates WaMu Trust
0.258% due 04/25/2037 •	50	25
0.298% due 01/25/2037 •	47,997	43,442
0.318% due 07/25/2047 •	15,698	11,604
0.373% due 05/25/2037 •	47,003	43,900
0.388% due 05/25/2037 •	25,757	22,921
0.398% due 05/25/2037 •	17,590	15,667

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust
0.208% due 10/25/2036 •		146	77
0.328% due 10/25/2036 •		14,680	7,983
0.388% due 08/25/2036 •		9,957	8,014
0.448% due 05/25/2036 •		14,031	12,234
Wells Fargo Home Equity Asset-Backed Securities Trust
0.358% due 03/25/2037 •		1,692	1,589
0.378% due 04/25/2037 •		18,446	17,961
0.438% due 07/25/2036 •		6,700	6,450
1.093% due 11/25/2035 •		1,599	1,602
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.093% due 04/25/2034 •		82	81
Total Asset-Backed Securities (Cost $20,821,075)			21,476,865
SOVEREIGN ISSUES 7.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		610,936	248,035
0.125% due 07/09/2035 þ		243,232	87,464
0.125% due 07/09/2035 þ(o)		280,518	103,371
0.125% due 01/09/2038 þ		110,308	45,537
0.125% due 07/09/2041 þ		237,242	90,330
0.125% due 07/09/2046 þ		15,524	5,721
1.000% due 08/05/2021	ARS	6,603,911	47,062
1.000% due 07/09/2029		$36,227	15,895
1.200% due 03/18/2022	ARS	249,606	1,757
15.500% due 10/17/2026		2,847,058	6,769
16.000% due 10/17/2023		123,865	400
18.200% due 10/03/2021		348,362	2,056
34.109% (BADLARPP) due 10/04/2022 ~		335,699	2,146
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		12,058,715	80,426
Autonomous City of Buenos Aires Argentina
37.424% (BADLARPP + 3.250%) due 03/29/2024 ~		3,417,764	19,836
37.748% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	6,079
37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		3,066,041	20,317
Autonomous Community of Catalonia 6.350% due 11/30/2041	EUR	5,500	11,846
China Development Bank
2.890% due 06/22/2025	CNY	2,275,500	343,489
3.300% due 02/01/2024		344,300	53,013
3.430% due 01/14/2027		322,000	49,282
3.680% due 02/26/2026		1,655,400	257,827
3.740% due 09/10/2025		1,960,200	306,063
4.150% due 10/26/2025		2,339,400	371,815
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		$1,214	1,216
2.700% due 09/02/2070		64,712	60,545
3.875% due 04/16/2050		136,500	166,803
3.875% due 04/16/2050		6,300	7,699
Guatemala Government International Bond
5.375% due 04/24/2032		12,000	14,685
6.125% due 06/01/2050		21,200	28,143
Indonesia Government International Bond 4.200% due 10/15/2050		66,700	79,892
Israel Government International Bond
3.375% due 01/15/2050		31,496	34,942
3.800% due 05/13/2060		101,869	121,280
3.875% due 07/03/2050		13,100	15,780
4.500% due 04/03/2120		47,800	63,404
Kuwait International Government Bond 3.500% due 03/20/2027		127,985	145,743
Mexico Government International Bond
4.750% due 04/27/2032		49,000	59,094
5.000% due 04/27/2051		48,400	60,427
Paraguay Government International Bond 4.950% due 04/28/2031		23,200	28,159
Peru Government International Bond
5.350% due 08/12/2040	PEN	149,502	42,984
5.400% due 08/12/2034		147,740	45,100
5.940% due 02/12/2029		486	167
5.940% due 02/12/2029		830,719	286,391
6.150% due 08/12/2032		473,995	160,129
6.350% due 08/12/2028		841,852	295,618
6.900% due 08/12/2037		9,791	3,338
6.950% due 08/12/2031		521,831	187,443
8.200% due 08/12/2026		609,047	228,521
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		$13,400	14,833
Provincia de Buenos Aires
34.187% due 05/31/2022	ARS	485,780	2,941
36.050% due 04/12/2025		213,790	1,068
36.050% due 04/12/2025		727,566	3,633
Qatar Government International Bond
4.400% due 04/16/2050		$94,440	123,329
5.103% due 04/23/2048		21,700	30,571

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Republic of Greece Government International Bond
3.650% due 02/24/2023 þ	EUR	5,465	7,258
3.650% due 02/24/2024 þ		10,304	14,204
3.650% due 02/24/2025 þ		5,465	7,729
3.650% due 02/24/2026 þ		11,175	16,208
3.650% due 02/24/2027 þ		14,875	22,113
3.650% due 02/24/2028 þ		10,716	16,265
3.650% due 02/24/2029 þ		7,466	11,500
3.650% due 02/24/2030 þ		16,266	25,580
3.650% due 02/24/2031 þ		7,266	11,586
3.650% due 02/24/2032 þ		6,166	9,988
3.650% due 02/24/2033 þ		5,866	9,714
3.650% due 02/24/2034 þ		46,343	77,757
3.650% due 02/24/2035 þ		9,906	16,767
3.650% due 02/24/2036 þ		19,180	32,911
3.650% due 02/24/2037 þ		6,366	11,002
3.650% due 02/24/2038 þ		6,366	11,114
3.650% due 02/24/2039 þ		8,600	14,931
3.650% due 02/24/2040 þ		6,366	11,369
3.650% due 02/24/2041 þ		7,066	12,789
3.650% due 02/24/2042 þ		6,666	12,235
Russia Government International Bond
0.000% (RUONIA) due 04/24/2024 ~	RUB	30,965,796	413,935
7.150% due 11/12/2025		34,121,815	497,995
7.400% due 12/07/2022		2,570,000	36,699
7.600% due 07/20/2022		4,000,000	56,797
7.950% due 10/07/2026		13,227,572	200,644
Saudi Government International Bond
3.250% due 10/26/2026		$180,300	200,052
3.625% due 03/04/2028		18,000	20,203
4.000% due 04/17/2025		550,820	616,133
4.500% due 10/26/2046		43,900	53,392
4.625% due 10/04/2047		35,500	44,020
5.000% due 04/17/2049		62,942	82,692
Serbia Government International Bond 3.125% due 05/15/2027	EUR	51,066	70,339
South Africa Government International Bond
4.850% due 09/30/2029		$60,100	63,973
5.750% due 09/30/2049		34,800	34,985
7.750% due 02/28/2023	ZAR	720,000	52,220
8.000% due 01/31/2030		193,500	12,571
8.750% due 02/28/2048		313,600	17,523
10.500% due 12/21/2026		11,620,300	938,225
Turkey Government International Bond
4.250% due 03/13/2025		$307,100	308,730
4.625% due 03/31/2025	EUR	130,000	168,706
5.250% due 03/13/2030		$258,500	259,968
5.600% due 11/14/2024		187,000	196,369
5.625% due 03/30/2021		45,800	46,239
5.750% due 03/22/2024		45,400	47,910
6.350% due 08/10/2024		139,000	149,502
7.250% due 12/23/2023		177,900	194,909
7.625% due 04/26/2029		323,500	374,164
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		25,400	27,591
Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		8,428	817
7.650% due 04/21/2025 ^(e)		40,703	3,948
8.250% due 10/13/2024 ^(e)		53,077	5,148
9.000% due 05/07/2023 ^(e)		23,441	2,274
9.250% due 09/15/2027 ^(e)		60,703	5,918
9.250% due 05/07/2028 ^(e)		75,546	7,328
11.750% due 10/21/2026 ^(e)		6,260	607
11.950% due 08/05/2031 ^(e)		64,700	6,276
Total Sovereign Issues (Cost $10,184,768)			10,062,236
		SHARES
COMMON STOCKS 0.0%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc. 'B' «(f)		37,633	439
			439
ENERGY 0.0%
Dommo Energia S.A. «(m)		8,709,972	2,331
			2,331
HEALTH CARE 0.0%
NVHL S.A. 'A' «(f)(m)		8,220	0
NVHL S.A. 'B' «(f)(m)		8,220	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

NVHL S.A. 'C' «(f)(m)	8,220	0
NVHL S.A. 'D' «(f)(m)	8,220	0
NVHL S.A. 'E' «(f)(m)	8,220	0
NVHL S.A. 'F' «(f)(m)	8,220	0
NVHL S.A. 'G' «(f)(m)	8,220	0
NVHL S.A. 'H' «(f)(m)	8,220	0
NVHL S.A. 'I' «(f)(m)	8,220	0
NVHL S.A. 'J' «(f)(m)	8,220	0
		0
INDUSTRIALS 0.0%
Noble Corp. PLC «(m)	832,255	7,424
Westmoreland Mining Holdings LLC «(m)	144,947	1,087
		8,511
Total Common Stocks (Cost $6,852)		11,281
WARRANTS 0.3%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. - Exp. 05/01/2039 «	18,345,176	234,313
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	684,000	1,272
INFORMATION TECHNOLOGY 0.1%
Windstream Holdings LLC - Exp. 03/24/2021 «	5,118,720	93,801
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	116,700	0
Total Warrants (Cost $398,457)		329,386
PREFERRED SECURITIES 1.3%
BANKING & FINANCE 0.3%
Banco Santander S.A. 4.375% due 01/14/2026 •(k)	25,000,000	30,694
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(k)	11,215,000	12,396
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(k)	5,245,000	5,278
Charles Schwab Corp.
5.000% due 12/01/2027 •(k)	9,000,000	9,619
5.375% due 06/01/2025 •(k)	36,213,000	40,423
Encina Private Credit LLC «	24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(k)	87,500	9,384
Nationwide Building Society 10.250% ~	1,232,857	298,621
VEREIT, Inc. 6.700% due 02/02/2021 (k)	114,448	2,878
		409,293
INDUSTRIALS 0.2%
General Electric Co. 5.000% due 03/15/2021 •(k)	199,404,000	185,149
Sequa Corp. (12.000% PIK) 12.000% «(d)	17,923	24,839
		209,988
UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(k)(m)	41,201,923	1,106,425
Total Preferred Securities (Cost $1,634,208)		1,725,706
REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Uniti Group, Inc.	1,524,129	17,878
VICI Properties, Inc.	11,483,010	292,817

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Total Real Estate Investment Trusts (Cost $165,443)			310,695

SHORT-TERM INSTRUMENTS 0.7%		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (n) 0.0%			35,104
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	802,460	5,527
ARGENTINA TREASURY BILLS 0.2%
(6.001)% due 05/21/2021 (h)(i)		34,601,126	245,772
39.460% (ARPPPA + 3.200%) due 03/31/2021 ~		3,974,050	27,842
			273,614
MEXICO TREASURY BILLS 0.4%
4.325% due 02/25/2021 - 03/25/2021 (g)(h)	MXN	11,708,140	583,201
SOUTH AFRICA TREASURY BILLS 0.0%
7.023% due 02/03/2021 (h)(i)	ZAR	651,440	44,221
U.S. TREASURY BILLS 0.1%
0.106% due 01/07/2021 - 02/04/2021 (g)(h)(o)(q)(s)		$103,276	103,274
Total Short-Term Instruments (Cost $1,035,460)			1,044,941
Total Investments in Securities (Cost $175,475,885)			183,069,458
		SHARES
INVESTMENTS IN AFFILIATES 5.6%
COMMON STOCKS 0.2%
AFFILIATED INVESTMENTS 0.2%
Clear Channel Outdoor Holdings, Inc. (f)		50,679,773	83,622
iHeartMedia, Inc. 'A' (f)		2,815,519	36,545
Neiman Marcus Group Ltd. LLC «(m)		919,864	83,393
Sierra Hamilton Holder LLC «(m)		15,369,768	2
			203,562
Total Common Stocks (Cost $348,220)			203,562
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III		720,400,602	7,103,870
Total Short-Term Instruments (Cost $7,095,670)			7,103,870
Total Investments in Affiliates (Cost $7,443,890)			7,307,432
Total Investments 144.1% (Cost $182,919,775)			$190,376,890
Financial Derivative Instruments (p)(r) 0.2%(Cost or Premiums, net $ 12,967)			235,556
Other Assets and Liabilities, net (44.3)%			(58,468,482)
Net Assets 100.0%			$132,143,964

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued securities.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$1,110,207	$1,106,425	0.84%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	22,286	22,537	0.02
Britannia Property Owner LLC 5.150% due 10/09/2021	11/15/2018	47,711	47,578	0.03
Cheltenham LLC 5.500% due 11/09/2021	11/15/2018	62,052	53,120	0.04
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	47,200	48,295	0.04
Dommo Energia S.A.	12/03/2019	1,789	2,331	0.00
Fidere Gestion De Vivienda 2.500% due 08/15/2023	10/31/2018	95,644	99,582	0.08
GHH Holdings Ltd.1.902% due 12/04/2024	10/10/2018	98,593	97,958	0.07
General Motors Co. 6.800% due 10/01/2027	05/07/2020	13,256	17,084	0.01
Grey Barn LLC 5.000% due 09/09/2021	11/15/2018	95,088	95,119	0.07
Hotel (PL Property) Ltd. 1.946% due 02/07/2023	07/09/2018	71,550	72,870	0.06
Isla Vista Owner LLC 4.074% due 05/09/2021	11/15/2018	53,545	53,545	0.04
Kiinteisto oy Paulon Talo 2.300% due 02/15/2021	04/18/2018	48,909	48,043	0.03
Kiinteisto oy Paulon Talo 2.350% due 02/15/2021	04/18/2018	33,681	33,084	0.03
NVHL S.A. 'A'	03/09/2012	27	0	0.00
NVHL S.A. 'B'	03/09/2012	26	0	0.00
NVHL S.A. 'C'	03/09/2012	26	0	0.00
NVHL S.A. 'D'	03/09/2012	27	0	0.00
NVHL S.A. 'E'	03/09/2012	27	0	0.00
NVHL S.A. 'F'	03/09/2012	27	0	0.00
NVHL S.A. 'G'	03/09/2012	27	0	0.00
NVHL S.A. 'H'	03/09/2012	27	0	0.00
NVHL S.A. 'I'	03/09/2012	27	0	0.00
NVHL S.A. 'J'	03/09/2012	27	0	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	83,393	0.00
Noble Corp. PLC	12/23/2020	0	7,424	0.01
Oasis West 3.410% due 03/08/2022	07/13/2018 – 12/14/2020	203,640	200,958	0.15
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Tawny Funding S.A. 3.150% due 03/16/2023	08/28/2018	285,234	265,206	0.20
Westmoreland Mining Holdings LLC	12/18/2014 – 03/26/2019	4,070	1,087	0.00
		$2,328,243	$2,355,641	1.78%
BORROWINGS AND OTHER FINANCING TRANSACTIONS

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

(n)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$35,104	U.S. Treasury Bills 0.000% due 12/30/2021	$(35,806)	$35,104	$35,104
Total Repurchase Agreements	$(35,806)	$35,104	$35,104
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.170%	10/13/2020	01/13/2021	$(85,031)	$(85,065)
0.170	12/11/2020	01/13/2021	(7,646)	(7,647)
0.180	10/14/2020	01/14/2021	(375,506)	(375,660)
BOS	0.150	12/31/2020	01/06/2021	(3,827)	(3,827)
0.160	12/31/2020	01/11/2021	(2,126)	(2,126)
0.170	12/31/2020	01/19/2021	(6,804)	(6,804)
0.180	12/14/2020	01/14/2021	(2,907,683)	(2,907,988)
0.180	12/18/2020	01/14/2021	(26,895)	(26,897)
0.190	12/23/2020	01/14/2021	(239,902)	(239,917)
0.642	04/28/2020	04/28/2021	(100,004)	(100,125)
BPS	0.190	12/14/2020	01/14/2021	(998,384)	(998,495)
0.470	12/15/2020	02/16/2021	(21,120)	(21,125)
0.470	12/22/2020	02/16/2021	(8,290)	(8,291)
0.480	12/22/2020	01/04/2021	(23,419)	(23,423)
0.490	12/15/2020	04/21/2021	(10,166)	(10,169)
0.614	05/11/2020	02/11/2021	(81,579)	(81,652)
0.614	08/19/2020	02/11/2021	(92,018)	(92,100)
0.635	05/05/2020	05/05/2021	(164,586)	(164,763)
0.635	07/20/2020	05/05/2021	(55,696)	(55,756)
0.635	08/05/2020	05/05/2021	(54,907)	(54,966)
0.635	09/04/2020	05/05/2021	(35,187)	(35,225)
0.635	10/07/2020	05/05/2021	(94,822)	(94,924)
0.635	12/08/2020	05/05/2021	(8,733)	(8,744)
0.635	12/22/2020	05/05/2021	(46,286)	(46,316)
1.789	03/19/2020	03/19/2021	(631,092)	(631,531)
BRC	(6.000)	12/09/2020	TBD(2)	(1,125)	(1,120)
(0.250)	12/09/2020	TBD(2)	GBP	(3,167)	(4,331)
0.000	03/25/2020	TBD(2)	$(3,057)	(3,057)
0.100	12/09/2020	TBD(2)	(19,416)	(19,417)
0.100	12/22/2020	TBD(2)	(5,116)	(5,116)
0.150	06/22/2020	TBD(2)	(5,397)	(5,401)
0.150	11/09/2020	TBD(2)	(18,637)	(18,642)
0.190	12/14/2020	01/14/2021	(629,825)	(629,894)
0.250	11/09/2020	TBD(2)	(1,661)	(1,661)
0.390	12/15/2020	03/01/2021	(9,035)	(9,037)
0.613	05/08/2020	02/09/2021	(86,081)	(86,161)
0.613	07/31/2020	02/09/2021	(99,237)	(99,330)
BSN	0.160	12/14/2020	01/13/2021	(675,543)	(675,607)
0.180	10/13/2020	01/13/2021	(107,156)	(107,201)
BYR	1.403	07/06/2020	03/31/2021	(1,868)	(1,870)
1.403	07/13/2020	03/31/2021	(34,481)	(34,519)
CDC	0.850	09/25/2020	03/16/2021	(1,892)	(1,897)
CIB	0.180	12/14/2020	01/14/2021	(2,964,702)	(2,965,013)
0.230	10/26/2020	01/19/2021	(41,723)	(41,742)
CSN	0.210	10/14/2020	01/14/2021	(612,553)	(612,846)
FAR	0.190	12/14/2020	01/14/2021	(1,005,175)	(1,005,286)
GRE	0.170	01/04/2021	02/02/2021	(115,324)	(115,324)
0.180	01/04/2021	01/14/2021	(9,966)	(9,966)
IND	0.150	12/31/2020	01/05/2021	(16,018)	(16,018)
0.150	12/31/2020	02/11/2021	(20,412)	(20,412)
0.190	12/14/2020	01/14/2021	(2,584,069)	(2,584,355)
JPS	0.000	12/21/2020	01/20/2021	(2,225)	(2,225)
0.020	10/28/2020	TBD(2)	(1,749)	(1,749)
0.025	10/20/2020	01/21/2021	(1,822)	(1,822)
0.160	10/13/2020	10/07/2021	(309,062)	(309,177)
0.160	10/19/2020	04/19/2021	(503,281)	(503,453)
0.190	12/14/2020	01/14/2021	(40,407)	(40,412)
NOM	0.150	12/17/2020	TBD(2)	(615)	(615)
0.150	12/31/2020	TBD(2)	(414)	(414)
0.190	12/14/2020	01/14/2021	(2,506,859)	(2,507,137)
NXN	0.170	10/13/2020	01/13/2021	(431,250)	(431,419)
0.170	10/19/2020	01/14/2021	(532,463)	(532,656)
0.190	10/22/2020	01/21/2021	(462,555)	(462,736)
RCY	0.180	12/14/2020	01/14/2021	(1,453,600)	(1,453,752)
SCX	0.170	12/18/2020	01/11/2021	(7,567)	(7,567)
SGY	0.170	10/01/2020	01/05/2021	(595,500)	(595,767)
0.170	10/14/2020	01/05/2021	(143,307)	(143,362)
0.170	11/12/2020	01/05/2021	(164,489)	(164,531)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

	0.170	12/14/2020	01/05/2021	(52,086)	(52,091)
	0.190	12/14/2020	01/14/2021	(1,015,597)	(1,015,710)
TDM	0.170	10/08/2020	02/11/2021	(201,750)	(201,834)
	0.180	10/14/2020	01/14/2021	(573,062)	(573,297)
	0.180	11/12/2020	01/14/2021	(209,902)	(209,958)
	0.230	07/08/2020	01/07/2021	(185,028)	(185,241)
Total Reverse Repurchase Agreements					$(24,555,684)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BPG	0.170%	11/05/2020	01/05/2021	$(2,172)	$(2,172)
	0.170	12/23/2020	01/05/2021	(1,665)	(1,666)
	0.180	10/23/2020	01/21/2021	(2,598)	(2,599)
	0.180	10/30/2020	01/28/2021	(1,278)	(1,278)
	0.180	11/02/2020	01/20/2021	(1,273)	(1,273)
	0.180	11/02/2020	01/21/2021	(687)	(687)
	0.180	11/02/2020	01/27/2021	(18,381)	(18,387)
	0.180	11/03/2020	01/20/2021	(689)	(690)
	0.180	11/03/2020	01/27/2021	(9,374)	(9,377)
	0.180	11/03/2020	01/29/2021	(689)	(689)
	0.180	11/04/2020	01/21/2021	(410)	(410)
	0.180	11/04/2020	01/28/2021	(1,911)	(1,912)
	0.180	11/04/2020	01/29/2021	(3,386)	(3,387)
	0.180	11/05/2020	01/20/2021	(724)	(724)
	0.180	11/05/2020	01/27/2021	(1,303)	(1,303)
	0.180	11/13/2020	01/21/2021	(682)	(682)
	0.180	11/13/2020	01/27/2021	(1,364)	(1,364)
	0.180	11/17/2020	01/12/2021	(825)	(825)
	0.180	11/17/2020	01/21/2021	(687)	(687)
	0.180	11/17/2020	01/27/2021	(2,199)	(2,199)
	0.180	11/19/2020	01/27/2021	(2,210)	(2,210)
	0.180	11/20/2020	01/27/2021	(1,561)	(1,562)
	0.180	11/27/2020	01/27/2021	(975)	(975)
	0.180	12/15/2020	01/21/2021	(551)	(551)
	0.180	12/18/2020	01/14/2021	(37,223)	(37,226)
	0.180	12/18/2020	01/19/2021	(768)	(768)
	0.180	12/18/2020	01/21/2021	(256)	(256)
	0.180	12/18/2020	01/22/2021	(11,132)	(11,133)
	0.180	12/18/2020	01/27/2021	(512)	(512)
	0.180	12/18/2020	01/29/2021	(640)	(640)
	0.180	12/23/2020	01/05/2021	(13,836)	(13,837)
	0.180	12/23/2020	01/21/2021	(51)	(51)
	0.180	12/23/2020	01/26/2021	(11,658)	(11,659)
	0.180	12/23/2020	01/27/2021	(2,818)	(2,819)
	0.180	12/31/2020	01/20/2021	(4,118)	(4,119)
	0.180	12/31/2020	01/27/2021	(7,811)	(7,811)
	0.190	10/30/2020	01/21/2021	(426)	(426)
	0.190	11/05/2020	01/29/2021	(290)	(290)
	0.190	11/18/2020	01/21/2021	(15,565)	(15,569)
	0.190	12/18/2020	01/21/2021	(66,103)	(66,109)
GSC	0.170	12/18/2020	01/11/2021	(3,199)	(3,199)
MSC	0.170	12/15/2020	01/29/2021	(1,239)	(1,239)
	0.170	12/15/2020	02/01/2021	(1,101)	(1,101)
	0.170	12/18/2020	02/01/2021	(7,760)	(7,761)
	0.180	10/23/2020	01/14/2021	(12,171)	(12,176)
	0.180	11/05/2020	01/14/2021	(5,357)	(5,358)
	0.180	11/13/2020	01/14/2021	(6,681)	(6,683)
	0.180	11/17/2020	01/14/2021	(4,123)	(4,124)
	0.180	12/15/2020	01/14/2021	(1,652)	(1,652)
TDL	0.160	12/18/2020	01/25/2021	(1,279)	(1,280)
	0.160	12/18/2020	02/10/2021	(5,519)	(5,520)
	0.180	10/08/2020	01/06/2021	(2,492)	(2,493)
	0.180	10/13/2020	01/06/2021	(6,924)	(6,927)
	0.180	11/03/2020	01/06/2021	(5,785)	(5,787)
	0.180	11/03/2020	02/11/2021	(964)	(964)
	0.180	11/04/2020	01/06/2021	(2,553)	(2,554)
	0.180	11/05/2020	01/06/2021	(2,027)	(2,027)
	0.180	11/05/2020	01/19/2021	(1,303)	(1,303)
	0.180	11/05/2020	02/11/2021	(1,593)	(1,593)
	0.180	11/17/2020	02/11/2021	(1,374)	(1,375)
	0.180	12/15/2020	02/11/2021	(1,239)	(1,239)
	0.180	12/22/2020	02/11/2021	(318)	(318)
	0.180	12/31/2020	01/07/2021	(2,414)	(2,414)
UBS	0.160	11/20/2020	01/21/2021	(416)	(416)
	0.160	12/15/2020	01/21/2021	(5,644)	(5,644)
	0.160	12/18/2020	01/21/2021	(141)	(141)
	0.160	12/21/2020	01/21/2021	(153)	(153)
	0.160	12/21/2020	03/11/2021	(8,046)	(8,046)
	0.160	12/22/2020	01/21/2021	(830)	(830)
	0.160	12/22/2020	03/11/2021	(2,221)	(2,222)
	0.170	11/20/2020	01/11/2021	(4,577)	(4,578)
	0.170	12/21/2020	01/11/2021	(2,525)	(2,525)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

	0.170	12/22/2020		01/11/2021	(1,787)		(1,787)
	0.170	12/31/2020		01/11/2021	(994)		(994)
	1.660	01/31/2020		01/29/2021	(477,971)		(485,601)
	1.660	04/20/2020		01/29/2021	(458,588)		(464,183)
	1.660	08/12/2020		01/29/2021	(52,050)		(52,402)
Total Sale-Buyback Transactions							$(1,339,443)
SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Freddie Mac, TBA			4.000%	01/01/2051	$88,800	$(94,636)	$(94,856)
Ginnie Mae, TBA			3.000	02/01/2051	39,000	(40,722)	(40,805)
Ginnie Mae, TBA			3.000	03/01/2051	5,550	(5,808)	(5,807)
Ginnie Mae, TBA			3.500	01/01/2051	3,000	(3,162)	(3,147)
Ginnie Mae, TBA			4.000	01/01/2051	206,325	(219,434)	(219,982)
Ginnie Mae, TBA			4.500	01/01/2051	860,123	(920,472)	(921,099)
Uniform Mortgage-Backed Security, TBA			3.000	01/01/2036	29,800	(31,240)	(31,274)
Uniform Mortgage-Backed Security, TBA			3.500	01/01/2051	1,365,480	(1,442,130)	(1,443,318)
Uniform Mortgage-Backed Security, TBA			3.500	02/01/2051	1,455,120	(1,538,720)	(1,540,171)
Uniform Mortgage-Backed Security, TBA			4.000	01/01/2036	102,300	(108,510)	(108,570)
Uniform Mortgage-Backed Security, TBA			4.000	01/01/2051	240,170	(256,568)	(256,494)
Uniform Mortgage-Backed Security, TBA			4.500	01/01/2051	182,700	(197,941)	(198,019)
Uniform Mortgage-Backed Security, TBA			5.000	01/01/2051	405,750	(448,975)	(449,079)
Total Short Sales (4.0)%						$(5,308,318)	$(5,312,621)
(o)		Securities with an aggregate market value of $26,689,234 and cash of $70,063 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(35,397,195) at a weighted average interest rate of 0.453%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(3)		Payable for sale-buyback transactions includes $(1,192) of deferred price drop.
(p)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures		$168.000	01/22/2021	1,300	$1,300	$(1,030)	$(244)
Put - CBOT U.S. Treasury Bond February 2021 Futures		171.000	01/22/2021	578	578	(507)	(415)
Call - CBOT U.S. Treasury Bond February 2021 Futures		177.000	01/22/2021	1,300	1,300	(1,247)	(386)
Call - CBOT U.S. Treasury Bond February 2021 Futures		179.000	01/22/2021	578	578	(507)	(72)
Total Written Options						$(3,291)	$(1,117)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2021	18,422	$3,421,021		$19,491	$1,350	$0
Euro-Bund 10-Year Bond March Futures	03/2021	3	651		0	0	0
Euro-Buxl 30-Year Bond March Futures	03/2021	3	825		1	0	(1)
				$19,492		$1,350	$(1)
SHORT FUTURES CONTRACTS
						Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	11,965	$(1,358,112)		$(3,438)	$1,648	$(1,098)
U.S. Treasury 5-Year Note March Futures	03/2021	317	(39,994)		(87)	0	(15)
U.S. Treasury 10-Year Note March Futures	03/2021	118,281	(16,332,019)		(8,962)	0	(12,938)
U.S. Treasury 30-Year Bond March Futures	03/2021	2,655	(459,813)		5,308	0	(913)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	10,434	(2,228,311)		36,290	0	(7,825)
United Kingdom Long Gilt March Futures	03/2021	1,396	(258,750)		(2,745)	0	(554)
				$26,366		$1,648	$(23,343)
Total Futures Contracts				$45,858		$2,998	$(23,344)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.684%	$2,200	$(304)	$(27)	$(331)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2021	0.723%	$17,100	$(431)	$484	$53	$4	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	9.181	7,800	(44)	(864)	(908)	0	(133)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	9.351	2,400	(119)	(200)	(319)	0	(45)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.627	400	47	(20)	27	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.572	72,800	(1,215)	2,167	952	21	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914	EUR	46,500	(7,365)	2,844	(4,521)	0	(27)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.020	13,100	(1,184)	(293)	(1,477)	0	(4)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.520	$11,600	1,094	(564)	530	0	0
$(9,217)	$3,554	$(5,663)	$25	$(209)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	(1.000)%	Quarterly	12/20/2024	EUR	134,800	$(3,780)	$(18)	$(3,798)	$0	$(13)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$34,216	$(791)	$1,067	$276	$14	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	17,578	(612)	746	134	6	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	88,642	(3,945)	4,530	585	47	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	204,591	(10,283)	11,622	1,339	108	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	189,813	(7,899)	8,830	931	92	0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	252,225	(25,804)	25,580	(224)	150	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	261,000	(16,202)	10,039	(6,163)	174	0
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	791,710	8,715	2,713	11,428	614	(442)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	260,360	(2,035)	17,550	15,515	378	(86)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	383,400	19,017	17,485	36,502	760	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	32,700	261	286	547	22	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	66,800	1,478	185	1,663	45	0
$(38,100)	$100,633	$62,533	$2,410	$(528)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	03/17/2031	GBP	845,800	$(3,733)	$(6,274)	$(10,007)	$0	$(2,582)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2051	25,900	812	(248)	564	0	(273)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.000	Quarterly	10/20/2022		$10,000	(3)	3	0	0	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.000	Quarterly	10/20/2025		15,000	39	(39)	0	4	(4)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.184	Quarterly	10/21/2025		191,459	272	(272)	0	54	(54)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.000	Quarterly	10/20/2030		2,500	12	(12)	0	2	(2)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.562	Quarterly	10/21/2030		165,904	647	(647)	0	118	(118)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.793	Quarterly	10/21/2035		72,717	478	(478)	0	78	(78)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.000	Quarterly	10/21/2040		92,597	461	(461)	0	116	(116)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.000	Quarterly	10/21/2050		87,325	1,041	(1,041)	0	127	(127)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	10/20/2022		10,000	2	(2)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	10/20/2025		15,000	(35)	35	0	5	(5)
Receive	1-Day USD-SOFR Compounded-OIS	0.173	Quarterly	10/21/2025		191,459	(259)	259	0	54	(54)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	10/20/2030		2,500	(11)	11	0	2	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.534	Quarterly	10/21/2030		165,904	(637)	637	0	103	(103)
Receive	1-Day USD-SOFR Compounded-OIS	0.745	Quarterly	10/21/2035		72,717	(496)	495	(1)	87	(87)
Receive	1-Day USD-SOFR Compounded-OIS	0.844	Quarterly	10/21/2040		92,597	(565)	565	0	123	(123)
Receive	1-Day USD-SOFR Compounded-OIS	0.907	Quarterly	10/21/2050		87,325	(1,220)	1,220	0	122	(122)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	349,020	0	(12)	(12)	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		287,300	0	(14)	(14)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		1,442,780	0	(102)	(102)	1	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		522,000	0	(42)	(42)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		221,500	0	(22)	(22)	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		221,500	0	(26)	(26)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		852,200	0	(103)	(103)	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		180,490	0	(22)	(22)	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		264,200	0	(34)	(34)	0	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		8,684,800	105	4,410	4,515	0	(5)
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		1,691,200	36	18,104	18,140	7	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	14,123	14,123	6	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	4,739	4,739	2	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	5,761	14,993	252	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	448	39,764	563	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	4,511	12,723	236	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	1,243	5,214	86	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(205)	205	0	86	(86)
Receive(7)	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	809	1,729	0	(85)
Receive(7)	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	10,893	25,106	0	(2,232)
Receive	3-Month USD-LIBOR	0.240	Semi-Annual	12/18/2021		$170,000	(2)	(82)	(84)	4	0
Receive(7)	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		202,500	(99)	(105)	(204)	0	(9)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	06/19/2024		26,435,000	18,315	(37,254)	(18,939)	395	0
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	11/05/2024		820,000	386	(1,852)	(1,466)	0	(353)
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	12/18/2024		1,460,000	(1,199)	(381)	(1,580)	0	(480)
Receive	3-Month USD-LIBOR	0.000	Quarterly	06/20/2025		620,060	2,143	(2,143)	0	157	(157)
Receive(7)	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		287,400	0	949	949	0	(161)
Receive(7)	3-Month USD-LIBOR	0.450	Semi-Annual	03/30/2027		250,200	488	1,514	2,002	0	(226)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	12/18/2027		729,000	(550)	5,440	4,890	0	(763)
Receive	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2030		1,390,000	7,209	21,103	28,312	0	(1,726)
Receive	3-Month USD-LIBOR	0.711	Semi-Annual	07/28/2030		129,300	(944)	2,863	1,919	0	(165)
Receive	3-Month USD-LIBOR	0.678	Semi-Annual	07/29/2030		122,100	(881)	3,082	2,201	0	(156)
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2030		119,100	(893)	3,134	2,241	0	(151)
Receive	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2030		150,000	0	2,953	2,953	0	(181)
Receive	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2030		150,000	0	2,373	2,373	0	(182)
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2030		150,000	0	4,183	4,183	0	(178)
Pay	3-Month USD-LIBOR	0.915	Semi-Annual	12/14/2030		750,000	(4,331)	3,678	(653)	952	0
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/15/2030		300,000	0	6,577	6,577	0	(370)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		347,600	(10,046)	7,471	(2,575)	0	(446)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	0.700	Semi-Annual	12/18/2030		757,500	2,995	13,344	16,339	0	(996)
Receive(7)	3-Month USD-LIBOR	0.550	Semi-Annual	01/15/2031		6,523,000	2,929	243,777	246,706	0	(7,951)
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	03/12/2050		1,085,000	8,587	128,307	136,894	0	(3,416)
Pay	3-Month USD-LIBOR	1.170	Semi-Annual	10/07/2050		250,000	(2,063)	(12,902)	(14,965)	836	0
Pay	3-Month USD-LIBOR	1.215	Semi-Annual	10/13/2050		151,600	(1,440)	(5,895)	(7,335)	519	0
Pay	3-Month USD-LIBOR	1.225	Semi-Annual	10/28/2050		250,000	(1,575)	(9,985)	(11,560)	867	0
Pay	3-Month USD-LIBOR	1.144	Semi-Annual	11/04/2050		91,400	(1,835)	(4,327)	(6,162)	310	0
Receive	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		3,857,700	29,847	428,284	458,131	0	(12,135)
Pay	3-Month USD-LIBOR	1.317	Semi-Annual	12/16/2050		62,900	(1,236)	(117)	(1,353)	290	0
Pay	3-Month USD-LIBOR	1.245	Semi-Annual	12/31/2050		250,000	(6,438)	(4,304)	(10,742)	859	0
Receive(7)	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		3,900	2	263	265	0	(17)
Receive	3-Month ZAR-JIBAR	6.547	Quarterly	03/18/2023	ZAR	734,000	0	(3,178)	(3,178)	0	(125)
Pay	3-Month ZAR-JIBAR	5.015	Quarterly	12/10/2025		1,000,000	0	954	954	254	0
Pay	3-Month ZAR-JIBAR	5.005	Quarterly	12/11/2025		670,000	0	615	615	170	0
Pay	3-Month ZAR-JIBAR	4.990	Quarterly	12/14/2025		670,000	0	566	566	170	0
Pay	3-Month ZAR-JIBAR	4.925	Quarterly	12/15/2025		1,060,000	0	678	678	268	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		1,829,750	3	711	714	462	0
Receive	3-Month ZAR-JIBAR	6.845	Quarterly	03/18/2026		6,030,000	(1,075)	(37,833)	(38,908)	0	(1,713)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		625,500	(1)	7,077	7,076	216	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	2,709	2,708	110	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	42,955	238,285	970	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	3,103	31,780	130	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	8,343	43,905	117	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	75,004	109,056	395	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	51,448	83,494	322	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	2,699	2,573	10	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	178,142	187,878	320	0
Receive	6-Month EUR-EURIBOR	0.330	Annual	03/18/2022	EUR	16,625,500	(8,767)	(10,441)	(19,208)	0	(45)
Receive	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		3,407,305	841	(8,621)	(7,780)	0	(199)
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	(50,134)	(49,185)	17	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	(14,962)	(14,908)	0	(54)
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	(7,476)	(7,476)	0	(13)
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	(11,278)	(11,278)	0	(20)
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	(4,236)	(4,236)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		2,002,390	161,788	57,755	219,543	0	(223)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,832,300	(10,230)	649,099	638,869	0	(702)
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		4,913,200	24,293	513,556	537,849	0	(624)
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/05/2030		1,778,300	(1,949)	54,819	52,870	0	(296)
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/13/2030		889,000	8,768	17,550	26,318	0	(147)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	(4,940)	(4,629)	42	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	(3,901)	(23,730)	0	(24)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	(4,821)	(4,821)	0	(9)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	(4,827)	(4,827)	0	(9)
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	(4,672)	(4,672)	0	(10)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	0	(4,375)	(4,375)	0	(9)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	0	(4,380)	(4,380)	0	(9)
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	0	(5,128)	(5,128)	0	(10)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	0	(4,363)	(4,363)	0	(10)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		87,300	8,105	801	8,906	43	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	(5,090)	(63,557)	0	(342)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	10,675	(511,456)	(500,781)	0	(1,461)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,085)	12,130	(2,955)	166	0
Receive(7)	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028		275,310,000	1,870	1,940	3,810	506	0
Receive(7)	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,946	(4,908)	6,038	1,961	0
Pay	28-Day MXN-TIIE	8.320	Lunar	02/10/2021	MXN	10,000,000	48	3,165	3,213	217	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	28-Day MXN-TIIE	6.430	Lunar	03/22/2021	3,700,000	0	887	887	38	0
Pay	28-Day MXN-TIIE	4.440	Lunar	06/10/2021	3,000,000	0	40	40	0	(1)
Pay	28-Day MXN-TIIE	8.300	Lunar	08/26/2021	10,500,000	0	14,724	14,724	220	0
Pay	28-Day MXN-TIIE	4.375	Lunar	10/21/2021	4,300,000	0	155	155	0	(6)
Pay	28-Day MXN-TIIE	4.440	Lunar	11/03/2021	2,140,000	0	149	149	0	(2)
Pay	28-Day MXN-TIIE	4.345	Lunar	11/08/2021	2,100,000	0	55	55	0	(3)
Pay	28-Day MXN-TIIE	4.350	Lunar	11/08/2021	2,080,000	0	59	59	0	(3)
Receive	28-Day MXN-TIIE	4.278	Lunar	12/09/2021	855,000	0	1	1	1	0
Receive	28-Day MXN-TIIE	4.305	Lunar	12/09/2021	800,000	0	(11)	(11)	1	0
Receive	28-Day MXN-TIIE	4.310	Lunar	12/09/2021	3,405,000	201	(255)	(54)	3	0
Pay	28-Day MXN-TIIE	4.340	Lunar	12/09/2021	1,000,000	0	31	31	0	(1)
Receive	28-Day MXN-TIIE	4.378	Lunar	12/09/2021	2,400,000	0	(120)	(120)	1	0
Receive	28-Day MXN-TIIE	4.390	Lunar	12/09/2021	1,620,000	0	(91)	(91)	1	0
Receive	28-Day MXN-TIIE	4.430	Lunar	12/09/2021	1,600,000	0	(122)	(122)	0	0
Pay	28-Day MXN-TIIE	4.440	Lunar	12/09/2021	1,000,000	0	81	81	0	0
Receive	28-Day MXN-TIIE	4.505	Lunar	12/09/2021	785,000	0	(89)	(89)	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/10/2022	11,800,000	0	27,489	27,489	268	0
Receive	28-Day MXN-TIIE	6.580	Lunar	03/16/2022	6,000,000	0	(8,549)	(8,549)	0	(84)
Receive	28-Day MXN-TIIE	6.610	Lunar	03/16/2022	8,130,000	0	(11,733)	(11,733)	0	(115)
Receive	28-Day MXN-TIIE	6.620	Lunar	03/16/2022	2,960,000	0	(4,290)	(4,290)	0	(42)
Receive	28-Day MXN-TIIE	6.660	Lunar	03/16/2022	1,000,000	0	(1,474)	(1,474)	0	(14)
Pay	28-Day MXN-TIIE	6.150	Lunar	03/23/2022	1,600,000	0	1,860	1,860	19	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022	14,473,400	203	(4,087)	(3,884)	0	(72)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022	1,476,400	0	(602)	(602)	0	(10)
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022	3,655,300	0	(1,267)	(1,267)	0	(23)
Pay	28-Day MXN-TIIE	4.355	Lunar	06/09/2022	533,000	0	37	37	2	0
Pay	28-Day MXN-TIIE	4.400	Lunar	06/09/2022	650,000	0	66	66	3	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022	3,754,900	0	(872)	(872)	0	(22)
Receive	28-Day MXN-TIIE	4.500	Lunar	06/22/2022	1,750,000	10	(323)	(313)	0	(10)
Receive	28-Day MXN-TIIE	4.558	Lunar	06/23/2022	570,000	0	(127)	(127)	0	(3)
Receive	28-Day MXN-TIIE	4.410	Lunar	06/29/2022	1,200,000	0	(135)	(135)	0	(7)
Pay	28-Day MXN-TIIE	4.490	Lunar	10/12/2022	600,000	0	116	116	5	0
Pay	28-Day MXN-TIIE	4.460	Lunar	10/13/2022	550,000	0	92	92	4	0
Pay	28-Day MXN-TIIE	4.555	Lunar	11/01/2022	575,000	0	146	146	5	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022	538,600	0	1,893	1,893	14	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022	936,700	0	3,278	3,278	25	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023	1,673,100	(345)	6,541	6,196	41	0
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023	44,600,000	0	181,971	181,971	1,184	0
Receive	28-Day MXN-TIIE	6.475	Lunar	02/20/2023	2,060,000	0	(4,695)	(4,695)	0	(34)
Receive	28-Day MXN-TIIE	4.430	Lunar	03/09/2023	940,000	0	(120)	(120)	0	(4)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/09/2023	4,065,000	0	828	828	18	0
Pay	28-Day MXN-TIIE	4.600	Lunar	03/09/2023	547,000	0	171	171	3	0
Receive	28-Day MXN-TIIE	6.413	Lunar	03/09/2023	1,670,000	0	(3,812)	(3,812)	0	(26)
Receive	28-Day MXN-TIIE	6.420	Lunar	03/15/2023	5,235,000	0	(11,983)	(11,983)	0	(81)
Receive	28-Day MXN-TIIE	6.441	Lunar	03/15/2023	4,830,000	0	(11,169)	(11,169)	0	(75)
Receive	28-Day MXN-TIIE	6.498	Lunar	03/15/2023	2,000,000	0	(4,748)	(4,748)	0	(32)
Receive	28-Day MXN-TIIE	6.520	Lunar	03/15/2023	1,400,000	0	(3,357)	(3,357)	0	(22)
Receive	28-Day MXN-TIIE	6.543	Lunar	03/15/2023	3,400,000	0	(8,235)	(8,235)	0	(55)
Receive	28-Day MXN-TIIE	6.562	Lunar	03/15/2023	4,485,000	0	(10,960)	(10,960)	0	(73)
Receive	28-Day MXN-TIIE	6.590	Lunar	03/15/2023	2,060,000	0	(5,096)	(5,096)	0	(34)
Receive	28-Day MXN-TIIE	6.595	Lunar	03/15/2023	3,010,000	0	(7,462)	(7,462)	0	(49)
Pay	28-Day MXN-TIIE	6.960	Lunar	03/17/2023	4,350,000	0	12,461	12,461	80	0
Pay	28-Day MXN-TIIE	6.270	Lunar	03/21/2023	1,000,000	0	2,124	2,124	14	0
Pay	28-Day MXN-TIIE	6.360	Lunar	03/22/2023	100,000	0	222	222	2	0
Pay	28-Day MXN-TIIE	6.280	Lunar	03/23/2023	3,335,000	0	7,119	7,119	48	0
Pay	28-Day MXN-TIIE	6.022	Lunar	03/24/2023	5,800,000	9,382	1,721	11,103	75	0
Pay	28-Day MXN-TIIE	5.930	Lunar	03/27/2023	1,915,000	0	3,466	3,466	24	0
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023	950,000	0	1,644	1,644	11	0
Pay	28-Day MXN-TIIE	5.730	Lunar	04/03/2023	1,320,000	0	2,090	2,090	14	0
Pay	28-Day MXN-TIIE	5.790	Lunar	04/04/2023	1,350,000	0	2,228	2,228	15	0
Pay	28-Day MXN-TIIE	4.660	Lunar	10/11/2023	755,000	0	284	284	1	0
Receive	28-Day MXN-TIIE	4.565	Lunar	12/07/2023	355,000	0	(81)	(81)	0	(1)
Receive	28-Day MXN-TIIE	4.570	Lunar	12/07/2023	350,000	0	(82)	(82)	0	(1)
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024	1,320,000	0	(3,860)	(3,860)	0	(17)
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024	2,640,000	(6,398)	(1,399)	(7,797)	0	(35)
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024	2,100,000	0	(6,218)	(6,218)	0	(28)
Pay	28-Day MXN-TIIE	7.170	Lunar	03/15/2024	4,450,000	16,135	2,441	18,576	80	0
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024	1,450,000	0	4,838	4,838	21	0
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024	1,600,000	0	5,460	5,460	24	0
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024	3,000,000	0	7,349	7,349	34	0
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024	2,460,000	0	(903)	(903)	0	(12)
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024	590,000	0	292	292	3	0
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024	1,180,000	0	(3,804)	(3,804)	0	(18)
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024	700,000	0	2,600	2,600	12	0
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024	1,870,000	0	7,174	7,174	32	0
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024	580,000	0	348	348	4	0
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024	1,140,000	0	627	627	8	0
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024	555,000	0	(165)	(165)	0	(4)
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025	6,500,000	0	45,970	45,970	197	0
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025	1,070,000	0	(3,732)	(3,732)	0	(21)
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025	1,070,000	0	(3,742)	(3,742)	0	(21)
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025	1,075,000	0	(3,764)	(3,764)	0	(21)
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025	1,530,000	0	(5,394)	(5,394)	0	(30)
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025	1,750,000	0	(6,977)	(6,977)	0	(39)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025	1,861,100	(125)	2,035	1,910	31	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025	628,900	0	858	858	12	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025	1,560,100	0	2,115	2,115	29	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025	1,604,600	0	1,762	1,762	30	0
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025	470,000	0	413	413	12	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026	8,240,000	39,077	32,245	71,322	405	0
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027	20,000,000	0	191,211	191,211	978	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027	3,177,000	897	4,704	5,601	91	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027	1,364,100	(13)	(12,383)	(12,396)	0	(67)
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027	8,700,000	360	(39,911)	(39,551)	0	(332)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027	25,700	0	(233)	(233)	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027	622,900	0	(5,359)	(5,359)	0	(30)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027	31,300	0	(280)	(280)	0	(2)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	799,900	6	(7,477)	(7,471)	0	(41)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	606,400	154	(5,856)	(5,702)	0	(31)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034	1,750,000	0	26,196	26,196	73	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	64,600	255	(780)	(525)	0	(3)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	1,486,300	(13,284)	(4,852)	(18,136)	0	(97)
$607,013	$2,222,998	$2,830,011	$18,505	$(44,293)
Total Swap Agreements	$555,612	$2,327,140	$2,882,752	$20,941	$(45,043)
(q)

Securities with an aggregate market value of $3,048,973 and cash of $38,219 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $115 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	BRL	412,303	$79,339	$0	$(38)
01/2021	JPY	4,008,720	38,546	0	(279)
01/2021	$257,229	AUD	348,365	11,355	0
01/2021	81,282	BRL	412,303	0	(1,904)
01/2021	23,165	EUR	18,937	8	(36)
01/2021	123,142	MXN	2,627,173	8,636	0
01/2021	44,129	ZAR	692,327	2,865	0
02/2021	29,217	MXN	627,640	2,202	0
02/2021	504,268	NOK	4,700,775	43,917	0
02/2021	91,548	SEK	793,410	4,934	0
02/2021	20,056	TRY	153,047	210	(10)
02/2021	ZAR	1,216,261	$77,784	0	(4,648)
03/2021	$116	HKD	900	0	0
03/2021	334,437	INR	25,157,987	7,469	0
05/2021	166,762	MXN	3,500,000	6,735	0
06/2021	MXN	3,000,000	$130,028	0	(18,049)
BPS	01/2021	GBP	62,366	83,293	0	(1,996)
01/2021	$179,018	EUR	147,101	728	(25)
01/2021	28,248	GBP	20,918	359	0
01/2021	26,402	TRY	203,407	901	0
01/2021	151,192	ZAR	2,484,303	17,331	0
01/2021	ZAR	297,100	$20,307	93	0
02/2021	$9,065	DKK	56,801	264	0
02/2021	103,260	MXN	2,280,675	10,910	0
02/2021	2,756	RUB	203,849	0	(13)
03/2021	155,094	IDR	2,212,670,701	3,080	0
03/2021	552,345	INR	41,438,024	10,812	0
04/2021	187,011	MXN	3,800,201	1,804	0
06/2021	152,261	3,259,435	8,622	0
BRC	01/2021	GBP	816,214	$1,089,786	0	(26,426)
01/2021	$8,719	GBP	6,473	134	0
01/2021	3,194	MXN	68,614	248	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

	01/2021		15,323	RUB	1,176,507	565	0
	01/2021		67,603	TRY	524,699	2,512	0
	01/2021	ZAR	275,843		$18,876	111	0
	02/2021		$25,925	SEK	224,085	1,325	0
	02/2021		41,775	TRY	320,862	898	(44)
BSH	01/2021	MXN	1,200,000		$51,630	0	(8,516)
	02/2021		2,289,140		114,271	0	(95)
CBK	01/2021	BRL	2,170,693		417,706	0	(201)
	01/2021	GBP	4,139,360		5,533,232	0	(127,541)
	01/2021	JPY	390,814		3,752	0	(33)
	01/2021	PEN	266,419		74,060	454	0
	01/2021		$406,120	BRL	2,170,693	11,787	0
	01/2021		59,007	CLP	46,138,931	5,922	0
	01/2021		10,899	EUR	9,081	195	0
	01/2021		277,033	MXN	5,896,295	18,723	0
	01/2021		2,305	NZD	3,276	52	0
	01/2021		46,717	RUB	3,594,654	1,828	0
	01/2021		11,977	TRY	92,857	482	0
	01/2021		140,830	ZAR	2,184,911	7,478	0
	01/2021	ZAR	2,969,562		$197,503	71	(4,036)
	02/2021	PEN	263,918		73,243	317	0
	02/2021		$9,772	DKK	60,982	244	0
	02/2021		747	MXN	17,156	112	0
	02/2021		194,052	NOK	1,780,546	13,588	0
	02/2021		56,703	RUB	4,175,957	0	(519)
	02/2021		490,602	SEK	4,314,725	34,087	0
	02/2021		34,277	TRY	262,458	473	(130)
	02/2021		130,218	ZAR	2,107,839	12,401	0
	03/2021	MXN	19,038		$932	0	(16)
	03/2021	PEN	211,848		59,591	1,061	0
	03/2021		$7,980	CNH	53,291	177	0
	03/2021		238,033	MXN	5,200,030	21,164	0
	04/2021		82		1,672	1	0
	05/2021	PEN	251,858		$69,936	377	0
	05/2021		$158,969	MXN	3,482,612	13,666	0
	06/2021		171,126		3,655,236	9,293	0
DUB	01/2021	GBP	524,321		$701,650	0	(15,384)
	01/2021		$178,902	MXN	3,808,827	12,001	0
	03/2021	PEN	111,680		$31,139	286	0
	06/2021		$71,824	MXN	1,555,619	4,960	0
FBF	02/2021		101,916	TRY	792,556	2,957	(29)
GLM	01/2021	BRL	2,016,989		$392,194	3,878	0
	01/2021	GBP	320,720		427,747	0	(10,853)
	01/2021		$388,129	BRL	2,016,989	187	0
	01/2021		1,716	CLP	1,338,556	167	0
	01/2021		79,422	JPY	8,220,215	192	0
	01/2021		159,208	MXN	3,381,332	10,395	(31)
	01/2021		37,348	RUB	2,861,372	1,293	0
	01/2021		735	TRY	5,700	29	0
	01/2021	ZAR	1,013,461		$67,919	0	(873)
	02/2021	JPY	8,220,215		79,444	0	(194)
	02/2021		$391,995	BRL	2,016,989	0	(3,805)
	02/2021		5,906	DKK	36,816	141	0
	02/2021		247,627	NOK	2,265,224	16,534	0
	02/2021		180,629	RUB	13,798,973	5,229	0
	02/2021		340,654	SEK	2,954,616	18,640	0
	02/2021		35,370	TRY	269,264	517	(200)
	03/2021	MXN	4,701		$235	1	0
	03/2021		$235	MXN	4,701	0	(1)
	05/2021		22,358		480,942	1,438	0
HUS	01/2021	BRL	2,002,000		$389,045	3,615	0
	01/2021	GBP	15,941		21,028	0	(772)
	01/2021	JPY	721,990		6,928	0	(65)
	01/2021	MXN	2,000,000		87,432	0	(12,811)
	01/2021		$390,067	BRL	2,002,000	77	(4,713)
	01/2021		130,578	EUR	107,022	339	(162)
	01/2021		96,712	GBP	71,487	1,050	0
	01/2021		70,320	MXN	1,500,000	4,919	0
	01/2021		5,658	RUB	437,004	244	0
	01/2021		162,244	ZAR	2,529,178	9,433	(1)
	01/2021	ZAR	498,796		$34,024	89	0
	02/2021		$388,848	BRL	2,002,000	0	(3,543)
	02/2021		180,544	RUB	13,451,472	853	(399)
	02/2021		6,794	TRY	50,577	0	(78)
	02/2021		39,565	ZAR	650,000	4,489	0
	03/2021	MXN	9,419,000		$465,932	263	(3,397)
	03/2021		$15,821	MXN	344,074	1,344	0
	05/2021	MXN	2,500,000		$107,884	0	(15,813)
	05/2021		$236,976	MXN	5,092,410	14,991	0
	06/2021		236,703		5,072,542	13,673	0
IND	02/2021		6,170	TRY	46,664	29	0
	04/2021		61,793	MXN	1,265,369	1,078	0
JPM	01/2021	BRL	714,554		$138,802	1,235	0
	01/2021	EUR	5,003,703		6,003,178	0	(110,133)
	01/2021	GBP	291,893		389,581	0	(9,596)
	01/2021		$193,756	AUD	263,334	9,270	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

01/2021	137,501	BRL	714,554	66	0
01/2021	2,124	CAD	2,721	13	0
01/2021	18,579	CLP	14,615,791	1,989	0
01/2021	10,891	EUR	8,919	6	0
01/2021	1,314	MXN	27,081	44	0
01/2021	168,323	RUB	12,877,067	5,576	0
01/2021	112,733	TRY	876,332	4,492	0
01/2021	1,065	ZAR	16,452	52	0
01/2021	ZAR	421,035	$28,667	88	0
02/2021	$138,732	BRL	714,554	0	(1,209)
02/2021	358	RUB	26,482	0	(1)
02/2021	112,659	TRY	871,522	2,503	(181)
05/2021	398,518	MXN	8,532,874	23,679	0
06/2021	320,054	6,677,295	9,531	0
MYI	01/2021	GBP	291,893	$389,574	0	(9,604)
01/2021	$1,698	GBP	1,246	6	0
01/2021	52,803	TRY	408,854	2,076	0
01/2021	128,416	ZAR	1,970,185	5,316	0
02/2021	1,285	RUB	94,829	0	(9)
02/2021	10,699	TRY	81,312	24	0
NGF	03/2021	695,258	IDR	9,958,253,751	16,667	0
RBC	01/2021	8,380	GBP	6,236	148	0
01/2021	37,789	MXN	800,000	2,339	0
01/2021	ZAR	478,429	$32,469	0	(6)
RYL	01/2021	$16,728	TRY	129,009	588	0
02/2021	28,529	217,030	279	(86)
05/2021	26,326	MXN	565,638	1,661	0
SCX	01/2021	BRL	989,448	$190,399	0	(92)
01/2021	CHF	152	168	0	(4)
01/2021	GBP	14,372	19,211	0	(443)
01/2021	$113,272	AUD	153,764	5,277	0
01/2021	184,945	BRL	989,448	5,546	0
01/2021	3,809	EUR	3,108	0	(12)
01/2021	10,853	GBP	8,035	135	0
01/2021	4,325	MXN	87,174	48	0
01/2021	40,956	TRY	314,916	1,349	0
01/2021	1,158	ZAR	17,794	50	0
02/2021	73,763	RUB	5,654,489	2,450	0
02/2021	56,941	TRY	430,940	311	(311)
02/2021	ZAR	2,121,130	$135,854	0	(7,664)
03/2021	$11,879	IDR	171,041,875	349	0
SOG	02/2021	14,464	TRY	109,666	104	0
SSB	01/2021	GBP	1,119,648	$1,494,534	0	(36,639)
01/2021	$1,552	CAD	2,006	24	0
01/2021	13,207	MXN	272,769	482	(7)
01/2021	28,244	ZAR	433,592	1,187	0
TOR	01/2021	CAD	142,444	$109,951	0	(1,955)
01/2021	JPY	3,098,692	29,703	0	(308)
01/2021	$111,808	CAD	142,444	97	0
01/2021	38,367	CLP	30,000,000	3,851	0
01/2021	50,190	GBP	37,371	916	0
01/2021	12,845	TRY	99,560	514	0
01/2021	ZAR	2,933,681	$198,565	0	(642)
02/2021	CAD	142,444	111,819	0	(99)
02/2021	$6,736	TRY	51,112	5	0
UAG	01/2021	BRL	13,175	$2,590	54	0
01/2021	$380,451	AUD	517,452	18,497	0
01/2021	2,535	BRL	13,175	1	0
01/2021	69,473	MXN	1,438,898	2,709	(7)
01/2021	110,996	RUB	8,476,641	3,477	0
01/2021	110,499	TRY	856,878	4,146	0
01/2021	ZAR	1,013,461	$68,172	0	(620)
02/2021	$2,589	BRL	13,175	0	(53)
02/2021	10,531	DKK	65,771	272	0
02/2021	495,129	RUB	37,443,702	9,511	(528)
02/2021	6,792	TRY	53,080	208	0
Total Forward Foreign Currency Contracts	$587,530	$(447,888)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	06/13/2022	75,000	$7,800	$2,634
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/13/2022	75,000	7,800	11,831
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,314	1,647
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,314	7,955
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.025	06/20/2022	75,000	8,237	2,779

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	06/20/2022	75,000	8,238	11,515
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.035	06/24/2022	48,500	5,327	1,841
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.035	06/24/2022	48,500	5,327	7,375
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,281	1,647
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,281	7,955
Total Purchased Options	$63,919	$57,179
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	267,500	$(455)	$(35)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	131,000	(238)	(15)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	133,500	(204)	(13)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	529,100	(472)	(361)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	793,500	(1,269)	(118)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	143,900	(210)	(191)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	48,800	(354)	(33)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	344,400	(965)	(61)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	133,500	(174)	(15)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	173,500	(225)	(148)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	86,700	(100)	(73)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	264,300	(297)	(363)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	209,600	(390)	(36)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	264,300	(469)	(42)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	302,400	(572)	(23)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	176,400	(138)	(101)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	249,500	(208)	(249)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	176,400	(177)	(197)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	249,500	(298)	(240)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	510,600	(1,068)	(49)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	440,900	(225)	(214)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	440,900	(758)	(749)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	149,800	(243)	(222)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	133,500	(204)	(16)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	86,700	(101)	(73)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	284,200	(453)	(38)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	121,300	(295)	(30)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	256,300	(395)	(204)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	133,500	(153)	(21)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	86,700	(110)	(69)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	273,300	(492)	(37)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	151,900	(293)	(12)
MYC	Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	350,700	(438)	(244)
$(12,443)	$(4,292)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.520	01/14/2021	149,672	$(606)	$(855)
Call - OTC USD versus CNH	6.780	01/14/2021	149,672	(588)	(12)
GLM	Put - OTC USD versus CNH	6.534	01/15/2021	119,735	(545)	(857)
Call - OTC USD versus CNH	6.792	01/15/2021	119,735	(432)	(11)
HUS	Put - OTC USD versus CNH	6.530	02/05/2021	209,537	(1,098)	(1,816)
Call - OTC USD versus CNH	6.800	02/05/2021	209,537	(1,098)	(126)
Put - OTC USD versus CNH	6.510	02/08/2021	157,450	(715)	(1,153)
Call - OTC USD versus CNH	6.810	02/08/2021	157,450	(714)	(105)
Put - OTC USD versus CNH	6.450	02/19/2021	149,294	(618)	(645)
Call - OTC USD versus CNH	6.700	02/19/2021	149,294	(479)	(334)
SCX	Put - OTC USD versus CNH	6.400	03/09/2021	298,586	(1,096)	(978)
Call - OTC USD versus CNH	6.680	03/09/2021	298,586	(1,502)	(1,173)
$(9,491)	$(8,065)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.295%	01/11/2021	152,700	$(1,306)	$(286)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.595	01/11/2021	152,700	(1,306)	(96)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012	01/14/2021	21,600	(172)	(30)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	01/14/2021	21,600	(172)	(92)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.223	01/15/2021	91,800	(1,019)	(159)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.523	01/15/2021	91,800	(1,019)	(456)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.600	01/04/2021	750,000	(4,687)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.900	01/04/2021	750,000	(4,687)	(2,694)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.165	01/11/2021	144,900	(1,080)	(20)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	48,300	(241)	(69)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.485	01/11/2021	144,900	(1,080)	(603)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	48,300	(241)	(40)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	156,200	(1,757)	(100)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/19/2021	107,100	(1,007)	(192)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	156,200	(1,757)	(1,208)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	01/19/2021	107,100	(1,007)	(447)
$(22,538)	$(6,492)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.672	01/07/2021	100,000	$(336)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	130,000	(406)	(128)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	85,000	(292)	(584)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	94,200	(412)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	93,000	(360)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	85,000	(156)	(405)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	53,400	(138)	(138)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	117,000	(292)	(257)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	117,000	(283)	(264)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	82,000	(256)	(79)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	86,000	(249)	(85)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	86,000	(107)	(118)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	132,000	(413)	(523)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	25,000	(77)	(67)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	25,000	(60)	(121)
$(3,837)	$(2,782)
Total Written Options	$(48,309)	$(21,631)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.581%	EUR	5,300	$72	$(170)	$0	$(98)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.581	20,000	169	(539)	0	(370)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.581	10,000	90	(275)	0	(185)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.581	40,000	371	(1,112)	0	(741)
$702	$(2,096)	$0	$(1,394)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	12/20/2021	0.257%	$21,600	$(841)	$1,007	$166	$0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.637	11,600	(1,179)	1,340	161	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.160	15,000	(825)	772	0	(53)
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	93,600	(1,733)	3,513	1,780	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	43,200	(699)	1,490	791	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.197	3,500	(980)	995	15	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.272	1,100	(169)	177	8	0
BRC	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.197	27,700	(7,297)	7,413	116	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	10,700	(970)	892	0	(78)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.118	87,800	443	1,131	1,574	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.257	25,000	(923)	1,115	192	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.637	19,860	(2,138)	2,413	275	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228	77,200	(4,906)	5,219	313	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	15,400	(1,086)	1,188	102	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.160	15,200	(930)	876	0	(54)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.783	7,600	(385)	429	44	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	89,500	(1,546)	1,078	0	(468)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.290	63,400	(338)	1,256	918	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	14,900	(152)	391	239	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	49,600	195	536	731	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	52,700	(852)	1,816	964	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.637	26,300	(2,281)	2,646	365	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.218	300	1	3	4	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.160	11,100	(556)	517	0	(39)
	Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.326	3,600	(74)	70	0	(4)
DUB	Turkey Government International Bond	1.000	Quarterly	06/20/2021	1.326	8,200	(169)	159	0	(10)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	6,900	(222)	217	0	(5)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	87,700	(1,365)	906	0	(459)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	99,050	(1,483)	3,197	1,714	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.244	700	5	6	11	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.323	18,600	(164)	484	320	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	50,850	(949)	1,916	967	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	43,000	(358)	1,115	757	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.197	30,407	(8,279)	8,407	128	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.272	21,800	(3,761)	3,925	164	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	4,900	(305)	269	0	(36)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.369	76,300	(1,669)	2,653	984	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.669	354,800	2,224	2,558	4,782	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228	9,400	(601)	639	38	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	81,400	(4,529)	5,066	537	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329	15,800	(816)	669	0	(147)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.885	14,500	(459)	514	55	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	127,400	(3,727)	3,632	0	(95)
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.255	9,285	(141)	247	106	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	12,600	(36)	238	202	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376		140,750	(2,125)	4,801	2,676	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.197		13,900	(4,157)	4,215	58	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792		6,600	(605)	557	0	(48)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.369		13,100	(59)	228	169	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.637		14,861	(2,032)	2,238	206	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228		26,700	(1,655)	1,763	108	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376		148,400	(3,049)	5,870	2,821	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485		20,700	(335)	714	379	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.272		7,400	(1,201)	1,257	56	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.257		34,400	(1,340)	1,604	264	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366		11,600	(819)	895	76	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.160		154,200	(9,595)	9,048	0	(547)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329		91,000	(5,032)	4,185	0	(847)
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.229	EUR	61,800	432	170	602	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566		$166,000	(864)	3,785	2,921	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812		110,500	(1,522)	2,588	1,066	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.118		13,000	62	171	233	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.452		424,900	(8,072)	14,011	5,939	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366		7,600	(534)	584	50	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	0.905		175,400	(3,681)	4,079	398	0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.218		26,500	107	211	318	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228		9,700	(597)	636	39	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366		39,700	(2,847)	3,109	262	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329		23,400	(1,213)	995	0	(218)
UAG	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366		800	(59)	64	5	0
								$(107,817)	$142,878	$38,169	$(3,108)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index		0.090%	Monthly	08/25/2037		$37,548	$(21,074)	$19,576	$0	$(1,498)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038		4,390	(2,482)	1,882	0	(600)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		172,580	(4,805)	5,741	936	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063		8,000	(19)	26	7	0
BRC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046		5,606	(1,297)	1,036	0	(261)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037		11,807	(6,671)	6,200	0	(471)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		11,426	(406)	468	62	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063		18,400	(592)	608	16	0
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037		2,008	72	(45)	27	0
CBK	ABX.HE.AA.6-1 Index		0.320	Monthly	07/25/2045		11,761	(5,734)	4,974	0	(760)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037		90,681	(51,030)	47,412	0	(3,618)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		45,705	(1,900)	2,148	248	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057		50,000	(1,820)	2,428	608	0
DUB	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037		16,530	(9,298)	8,638	0	(660)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038		14,653	(8,283)	6,281	0	(2,002)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		62,000	(1,006)	1,814	808	0
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		145,341	(3,983)	4,771	788	0
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047		190,896	(8,672)	10,473	1,801	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057		595,300	(38,483)	45,727	7,244	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058		9,999	(1,005)	1,140	135	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063		10,000	(208)	217	9	0
FBF	ABX.HE.AA.6-2 Index		0.170	Monthly	05/25/2046		24,573	(21,841)	15,610	0	(6,231)
	ABX.HE.AA.7-1 Index		0.150	Monthly	08/25/2037		549	(435)	345	0	(90)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037		111,108	(62,452)	58,019	0	(4,433)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038		85,611	(47,171)	35,472	0	(11,699)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061		27,200	(190)	411	221	0
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		256,778	(8,332)	9,724	1,392	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057		168,800	(8,696)	10,750	2,054	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058		62,291	(1,438)	2,279	841	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063		20,000	(415)	433	18	0
GST	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046		10,060	(2,155)	1,687	0	(468)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037		57,266	(22,280)	19,995	0	(2,285)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,390	(1,533)	933	0	(600)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,819)	10,083	5,264	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	49	41	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	50,361	(564)	837	273	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	4,254	803	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,673	(8,386)	11,040	2,654	0
CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,598	93	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	825	(347)	138	0	(209)
ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	66	0	(25)
ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	28	0	(56)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	9,668	4,161	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	99,866	(4,498)	5,440	942	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	42,515	7,165	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	299,959	(2,683)	6,731	4,048	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	7,937	(1,626)	1,257	0	(369)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7,454	(301)	341	40	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,444	(2,548)	3,005	457	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	11,214	1,771	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,378	(12,401)	14,538	2,137	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	77,968	(9,941)	6,312	0	(3,629)
ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	18,892	(10,603)	9,849	0	(754)
ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	10,976	(6,206)	4,706	0	(1,500)
CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	221,310	36,878	2,540	39,418	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	2,432	1,059	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	35,924	(886)	1,081	195	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,866	(642)	820	178	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	5,300	790	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,999	(895)	1,016	121	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	698	16	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	7,491	5,927	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	578	970	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	932	798	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,757	501	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,699	99	5	104	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	52,560	(1,918)	2,203	285	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,266	(814)	986	172	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,735	633	0
$(447,403)	$503,416	$98,231	$(42,218)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	1,343,422	$0	$(1,695)	$0	$(1,695)
Pay	3-Month CNY-CNREPOFIX	2.460	Quarterly	06/17/2025	344,000	0	(400)	0	(400)
Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025	1,025,305	0	(723)	0	(723)
BRC	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	97,200	(138)	4,088	3,950	0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	CNY	407,000	0	571	571	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	406,400	0	583	583	0
GLM	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(206)	6,131	5,925	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	CNY	424,000	0	562	562	0
Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	7,465	7,363	0
$(446)	$16,582	$18,954	$(2,818)
Total Swap Agreements	$(554,964)	$660,780	$155,354	$(49,538)
(s)

Securities with an aggregate market value of $166,474 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$13,018	$3,335,716	$1,547,600	$4,896,334
Corporate Bonds & Notes
Banking & Finance	0	14,237,122	55,295	14,292,417
Industrials	0	13,142,213	15,210	13,157,423
Utilities	0	5,036,485	0	5,036,485
Convertible Bonds & Notes
Industrials	0	0	54,387	54,387
Utilities	0	316	0	316
Municipal Bonds & Notes
California	0	8,320	0	8,320
Illinois	0	83,010	0	83,010
Iowa	0	117	0	117
Puerto Rico	0	72,060	0	72,060
Texas	0	2,343	0	2,343
U.S. Government Agencies	0	59,264,600	0	59,264,600
U.S. Treasury Obligations	0	14,959,189	0	14,959,189
Non-Agency Mortgage-Backed Securities	0	35,559,009	722,338	36,281,347
Asset-Backed Securities	0	21,296,615	180,250	21,476,865
Sovereign Issues	0	10,062,236	0	10,062,236
Common Stocks
Communication Services	0	0	439	439
Energy	0	0	2,331	2,331
Industrials	0	0	8,511	8,511
Warrants
Communication Services	0	0	234,313	234,313
Industrials	0	0	1,272	1,272
Information Technology	0	0	93,801	93,801
Preferred Securities
Banking & Finance	2,878	406,415	0	409,293
Industrials	0	185,149	24,839	209,988
Utilities	0	0	1,106,425	1,106,425
Real Estate Investment Trusts
Real Estate	310,695	0	0	310,695
Short-Term Instruments
Repurchase Agreements	0	35,104	0	35,104
Short-Term Notes	0	5,527	0	5,527
Argentina Treasury Bills	0	273,614	0	273,614
Mexico Treasury Bills	0	583,201	0	583,201
South Africa Treasury Bills	0	44,221	0	44,221
U.S. Treasury Bills	0	103,274	0	103,274
	$326,591	$178,695,856	$4,047,011	$183,069,458
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	120,167	0	83,395	203,562
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,103,870	0	0	7,103,870
	$7,224,037	$0	$83,395	$7,307,432
Total Investments	$7,550,628	$178,695,856	$4,130,406	$190,376,890
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,312,621)	$0	$(5,312,621)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,998	20,941	0	23,939
Over the counter	0	800,036	27	800,063
	$2,998	$820,977	$27	$824,002
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23,344)	(46,160)	0	(69,504)
Over the counter	0	(518,919)	(138)	(519,057)
	$(23,344)	$(565,079)	$(138)	$(588,561)
Total Financial Derivative Instruments	$(20,346)	$255,898	$(111)	$235,441
Totals	$7,530,282	$173,639,133	$4,130,295	$185,299,710

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$2,338,665	$322,922	$(884,577)	$9,813	$(69,921)	$104,024	$0	$(273,326)	$1,547,600	$37,355
Corporate Bonds & Notes
Banking & Finance	54,249	0	(308)	0	0	1,354	0	0	55,295	1,384
Industrials	61,126	10,182	(34,721)	350	(49,273)	27,592	0	(46)	15,210	845
Convertible Bonds & Notes
Industrials	0	55,088	0	40	0	(741)	0	0	54,387	(741)
Non-Agency Mortgage-Backed Securities	2,496,097	660,823	(960,921)	2,976	1,371	261,639	0	(1,739,647)	722,338	41,621
Asset-Backed Securities	408,276	72,425	(2,295)	(1,147)	(164)	2,304	0	(299,149)	180,250	4,925
Common Stocks
Communication Services	248	0	0	0	0	191	0	0	439	192
Energy	833	0	(33)	0	0	1,531	0	0	2,331	1,513
Industrials	1,232	0	0	0	0	7,279	0	0	8,511	7,279
Warrants
Communication Services	0	0	0	0	0	0	234,313	0	234,313	0
Industrials	112	0	0	0	0	1,160	0	0	1,272	1,160
Information Technology	0	44,078	0	0	0	49,723	0	0	93,801	49,723
Preferred Securities
Industrials	7,184	0	(3,536)	0	0	21,191	0	0	24,839	21,191
Utilities	0	1,114,426	(4,219)	0	0	(3,782)	0	0	1,106,425	(3,782)
Short-Term Instruments
Argentina Treasury Bills	2,080	0	(1,538)	15	(817)	260	0	0	0	0
	$5,370,102	$2,279,944	$(1,892,148)	$12,047	$(118,804)	$473,725	$234,313	$(2,312,168)	$4,047,011	$162,665
Investments in Affiliates - at Value
Common Stocks
Industrials	$153	$29,624	$0	$0	$0	$53,618	$0	$0	$83,395	53618
Financial Derivative Instruments - Assets
Over the counter	$261	$44	$(1,154)	$0	$(37)	$913	$0	$0	$27	$4
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(138)	$0	$0	$0	$0	$0	$(138)	$0
Totals	$5,370,516	$2,309,612	$(1,893,440)	$12,047	$(118,841)	$528,256	$234,313	$(2,312,168)	$4,130,295	$216,287

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
				(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$238,835	Market Based Approach	Recovery Value	100.000	—
	1,049,053	Other Valuation Techniques(3)	—	—	—
	126,118	Proxy Pricing	Base Price	96.600 - 101.250	97.529
	133,594	Third Party Vendor	Broker Quote	82.500 - 100.750	99.643
Corporate Bonds & Notes
Banking & Finance	55,295	Proxy Pricing	Base Price	116.842	—
Industrials	11,097	Other Valuation Techniques(3)	—	—	—
	4,113	Proxy Pricing	Base Price	110.620	—
Convertible Bonds & Notes
Industrials	54,387	Reference Instrument	Volatility	34.000	—
Non-Agency Mortgage-Backed Securities	31,053	Other Valuation Techniques(3)	—	—	—
	41,753	Proxy Pricing	Base Price	$430,000.000	—
	649,532	Proxy Pricing	Base Price	0.000 - 942.780	101.850
Asset-Backed Securities	42,674	Other Valuation Techniques(3)	—	-	—
	137,576	Proxy Pricing	Base Price	2.750 - 13,025.310	4,113.081
Common Stocks
Communication Services	439	Other Valuation Techniques(3)	—	—	—
Energy	2,331	Other Valuation Techniques(3)	—	—	—
Industrials	8,511	Other Valuation Techniques(3)	—	—	—

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2020 (Unaudited)

Warrants
Communication Services	234,313	Reference Instrument	Liquidity Discount	1.599	—
Industrials	1,272	Other Valuation Techniques(3)	—	—	—
Information Technology	93,801	Fundamental Valuation	Company Equity Value	$1,832,500.000	—
Preferred Securities
Industrials	24,839	Fundamental Valuation	Company Equity Value	$1,229,122,000.000	—
Utilities	1,106,425	Recent Transaction	Purchase Price	$27.048	—
Investments in Affiliates - at Value
Common Stocks
Industrials	83,395	Fundamental Valuation	Company Equity Value	$883,920,000.000	—
Financial Derivative Instruments - Assets
Over the counter	27	Other Valuation Techniques(3)	—	—	—
Financial Derivative Instruments - Liabilities
Over the counter	(138)	Other Valuation Techniques(3)	—	—	—
Total	$4,130,295
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.2% ¤
CORPORATE BONDS & NOTES 4.7%
BANKING & FINANCE 4.5%
Ally Financial, Inc. 4.250% due 04/15/2021		$100	$101
Ambac Assurance Corp. 5.100% due 06/07/2021 (f)		28	39
Ambac LSNI LLC 6.000% due 02/12/2023 •		103	102
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(h)	EUR	200	256
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$513	571
Corp. Andina de Fomento 3.950% due 10/15/2021 (e)	MXN	8,579	436
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$600	634
Deutsche Bank AG 4.250% due 10/14/2021		4,400	4,513
ING Bank NV 2.625% due 12/05/2022		1,200	1,253
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	102,185	17,028
2.500% due 10/01/2047		1	0
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~		$700	702
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		1,100	1,120
4.519% due 06/25/2024 •		700	765
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	11,257	1,876
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		54,131	9,014
2.500% due 10/01/2047		4	1
Realkredit Danmark A/S 2.500% due 04/01/2047		16	3
Toronto-Dominion Bank 2.250% due 03/15/2021		$1,800	1,808
UBS Group AG 2.004% due 04/14/2021 •		10,400	10,449
UniCredit SpA 7.830% due 12/04/2023		5,050	5,996
			56,667
INDUSTRIALS 0.1%
Eastern Energy Gas Holdings LLC 0.817% (US0003M + 0.600%) due 06/15/2021 ~		600	601
eBay, Inc. 2.750% due 01/30/2023		700	733
ERAC USA Finance LLC 2.700% due 11/01/2023		100	106
Microchip Technology, Inc. 3.922% due 06/01/2021		100	101
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		100	106
VMware, Inc. 3.900% due 08/21/2027		200	226
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	7,380	51
			1,924
UTILITIES 0.1%
Petrobras Global Finance BV 7.250% due 03/17/2044		$424	548
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		800	801

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

Tampa Electric Co. 2.600% due 09/15/2022	100	103
		1,452
Total Corporate Bonds & Notes (Cost $56,112)		60,043
U.S. GOVERNMENT AGENCIES 29.8%
Ginnie Mae 0.599% due 08/20/2068 •	1,528	1,516
Ginnie Mae, TBA 2.500% due 02/01/2051	39,000	41,201
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	81,800	84,679
2.500% due 03/01/2051	33,500	35,199
3.000% due 02/01/2051	11,200	11,744
3.500% due 01/01/2051 - 02/01/2051	64,252	68,007
4.000% due 01/01/2051	116,690	124,621
4.000% due 02/01/2051	10,000	10,695
Total U.S. Government Agencies (Cost $376,865)		377,662
U.S. TREASURY OBLIGATIONS 53.7%
U.S. Treasury Bonds
3.000% due 05/15/2045 (n)	320	415
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (l)	29,428	29,530
0.125% due 04/15/2022 (j)(l)	68,661	70,106
0.125% due 01/15/2023 (l)(n)	7,636	7,933
0.125% due 04/15/2025 (l)(n)	15,524	16,704
0.125% due 07/15/2026(j)	30,709	33,781
0.125% due 07/15/2026 (n)	7,343	8,078
0.125% due 01/15/2030	15,079	16,830
0.125% due 07/15/2030 (j)	14,329	16,082
0.250% due 07/15/2029 (j)	71,243	80,685
0.375% due 07/15/2025 (l)	9,992	10,977
0.375% due 01/15/2027	10,650	11,888
0.375% due 07/15/2027	7,004	7,882
0.500% due 04/15/2024	30,548	32,751
0.500% due 01/15/2028	6,861	7,783
0.625% due 07/15/2021 (l)(n)	3,119	3,160
0.625% due 01/15/2024 (l)(n)	5,623	6,036
0.625% due 01/15/2026	75,699	84,519
0.625% due 02/15/2043 (n)	1,676	2,091
0.750% due 07/15/2028	31,077	36,158
0.750% due 02/15/2042 (n)	645	822
0.750% due 02/15/2045	8,083	10,435
0.875% due 01/15/2029	19,144	22,508
0.875% due 02/15/2047 (n)	475	639
1.000% due 02/15/2046	22,923	31,296
1.000% due 02/15/2048	11,722	16,338
1.125% due 01/15/2021 (n)	36	36
1.375% due 02/15/2044	16,334	23,544
1.375% due 02/15/2044 (n)	369	531
2.000% due 01/15/2026	5,873	6,985
2.125% due 02/15/2040	2,253	3,492
2.125% due 02/15/2041	10,582	16,609
2.375% due 01/15/2025 (j)	42,986	50,241
2.500% due 01/15/2029	6,840	8,989
2.500% due 01/15/2029 (n)	3,941	5,180
3.375% due 04/15/2032 (n)	44	67
Total U.S. Treasury Obligations (Cost $616,171)		681,101
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Alliance Bancorp Trust 0.388% due 07/25/2037 •	717	649
Banc of America Alternative Loan Trust
0.798% due 12/25/2035 ^•	657	511
6.000% due 06/25/2046	465	454
Banc of America Mortgage Trust
2.623% due 11/25/2035 ^~	87	86
3.136% due 08/25/2035 ^~	94	93
3.227% due 06/25/2035 ~	82	75
BCAP LLC Trust 3.264% due 04/26/2036 ~	416	368
Bear Stearns Adjustable Rate Mortgage Trust 3.447% due 07/25/2036 ^~	155	150
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	1,474	1,517
Countrywide Alternative Loan Trust
0.347% due 12/20/2046 ^•	204	174
0.368% due 06/25/2046 •	33	43
2.875% due 10/25/2035 ^~	24	21
5.500% due 11/25/2035 ^	47	45
5.500% due 01/25/2036	223	184

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 08/25/2036 ^•		104	86
6.000% due 04/25/2037 ^		154	122
6.000% due 04/25/2037		942	953
6.000% due 04/25/2037 ^		180	142
6.250% due 11/25/2036 ^		93	83
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •		265	242
2.918% due 04/20/2035 ~		6	6
6.000% due 03/25/2037 ^		688	550
6.000% due 05/25/2037 ^		413	293
6.000% due 07/25/2037 ^		1,298	979
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		3,214	3,245
Deutsche ALT-A Securities, Inc. 0.448% due 04/25/2037 •		573	392
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		239	235
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		63	42
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	329	390
GSR Mortgage Loan Trust
3.201% due 09/25/2035 ~		$13	13
6.000% due 11/25/2035 ^		362	234
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	3,720	5,096
IndyMac Mortgage Loan Trust 0.328% due 07/25/2047 •		$498	391
JPMorgan Mortgage Trust 3.524% due 06/25/2035 ~		7	7
Lehman Mortgage Trust 5.185% due 01/25/2036 ^~		268	272
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•		418	23
Morgan Stanley Mortgage Loan Trust 2.579% due 06/25/2036 ~		114	119
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		3,598	3,906
New York Mortgage Trust 3.466% due 05/25/2036 ^~		101	92
Residential Asset Securitization Trust
0.548% due 05/25/2035 •		461	338
0.548% due 01/25/2046 ^•		1,028	272
5.750% due 02/25/2036 ^		206	138
6.250% due 11/25/2036 ^		177	104
6.500% due 06/25/2037		11,578	4,858
Sequoia Mortgage Trust 0.552% due 07/20/2036 •		1,298	1,260
Structured Asset Mortgage Investments Trust
0.568% due 05/25/2036 •		346	297
0.588% due 05/25/2036 •		381	361
0.708% due 02/25/2036 ^•		514	486
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	2,981	4,092
WaMu Mortgage Pass-Through Certificates Trust
2.644% due 11/25/2036 ^~		$342	340
2.780% due 09/25/2033 ~		7	7
2.917% due 10/25/2035 ~		894	904
3.675% due 02/25/2037 ^~		60	58
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		364	318
Total Non-Agency Mortgage-Backed Securities (Cost $35,827)			36,116
ASSET-BACKED SECURITIES 6.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.928% due 05/25/2034 •		1,846	1,843
Argent Securities Trust 0.468% due 05/25/2036 •		1,640	628
Asset-Backed Securities Corp. Home Equity Loan Trust 3.159% due 08/15/2033 •		61	62
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	1,226	1,499
Babson Euro CLO BV 0.309% due 10/25/2029 •		244	295
Barings Euro CLO BV 0.680% due 07/27/2030 •		380	463
Bear Stearns Asset-Backed Securities Trust 0.778% due 02/25/2036 •		$3,716	3,678
CIFC Funding Ltd. 1.075% due 10/25/2027 •		997	993
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		328	330
Citigroup Mortgage Loan Trust 0.228% due 01/25/2037 •		299	248

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 0.643% due 10/25/2036 •		2,300	2,218
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 •		406	372
0.348% due 09/25/2037 •		107	94
0.378% due 05/25/2037 •		1,100	1,027
0.398% due 03/25/2037 •		2,200	2,065
1.348% due 10/25/2035 •		3,675	3,634
5.805% due 04/25/2036 ^~		76	75
Countrywide Asset-Backed Certificates Trust 1.108% due 10/25/2035 •		1,245	1,239
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ		466	182
Dorchester Park CLO DAC 1.118% due 04/20/2028 •		726	725
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	287	351
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$1,184	1,178
First Franklin Mortgage Loan Trust 0.853% due 11/25/2036 •		2,600	2,428
Fremont Home Loan Trust
0.283% due 10/25/2036 •		262	239
0.298% due 10/25/2036 •		4,932	2,655
0.388% due 10/25/2036 •		2,711	1,495
GSAMP Trust 0.468% due 05/25/2046 •		68	68
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		279	278
Home Equity Asset Trust 0.598% due 02/25/2036 •		4,900	4,720
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •		396	340
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		880	349
JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •		451	449
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		146	143
Lehman XS Trust
0.468% due 05/25/2036 •		998	1,055
4.480% due 06/25/2036 þ		919	946
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		1,600	1,593
Long Beach Mortgage Loan Trust 0.748% due 01/25/2036 •		1,689	1,514
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		816	813
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	500	609
Marlette Funding Trust 2.690% due 09/17/2029		$110	110
MASTR Asset-Backed Securities Trust
0.628% due 06/25/2036 •		263	154
0.718% due 01/25/2036 •		5,000	4,924
MidOcean Credit CLO 1.037% due 04/15/2027 •		382	382
Monarch Grove CLO 1.095% due 01/25/2028 •		1,035	1,028
Morgan Stanley ABS Capital, Inc. Trust
0.218% due 10/25/2036 •		290	176
0.258% due 10/25/2036 •		21	14
0.278% due 10/25/2036 •		1,171	1,096
0.448% due 06/25/2036 •		1,531	1,016
Morgan Stanley Mortgage Loan Trust
0.608% due 02/25/2037 •		195	81
5.726% due 10/25/2036 ^þ		220	94
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		672	670
NovaStar Mortgage Funding Trust 0.318% due 11/25/2036 •		180	82
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		274	274
Palmer Square Loan Funding Ltd. 1.188% due 04/20/2027 •		3,536	3,532
Renaissance Home Equity Loan Trust 1.248% due 09/25/2037 •		5,813	2,931
Residential Asset Securities Corp. Trust
0.398% due 11/25/2036 ^•		4,197	3,898
0.628% due 08/25/2036 •		579	498
Securitized Asset-Backed Receivables LLC Trust
0.468% due 07/25/2036 •		2,280	1,136
0.648% due 05/25/2036 •		945	661
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		3,400	3,396

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

Soundview Home Loan Trust
0.208% due 11/25/2036 •		138	56
0.428% due 05/25/2036 •		498	494
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		285	285
Starwood Commercial Mortgage Trust 1.239% due 07/15/2038 •		1,200	1,196
Structured Asset Investment Loan Trust 0.868% due 10/25/2035 •		3,340	3,301
Structured Asset Securities Corp. Mortgage Loan Trust 1.655% due 04/25/2035 •		21	20
Symphony CLO Ltd. 1.117% due 04/15/2028 •		285	284
Telos CLO Ltd. 1.168% due 04/17/2028 •		414	412
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		75	76
TICP CLO Ltd.
1.018% due 07/20/2027 •		284	283
1.058% due 04/20/2028 •		768	766
Tralee CLO Ltd. 1.248% due 10/20/2027 •		615	614
Venture CLO Ltd.
1.024% due 02/28/2026 •		1,660	1,657
1.117% due 04/15/2027 •		673	670
1.117% due 07/15/2027 •		731	729
WhiteHorse Ltd. 1.148% due 04/17/2027 •		338	338
Wind River CLO Ltd. 1.107% due 10/15/2027 •		143	143
Total Asset-Backed Securities (Cost $77,267)			80,370
SOVEREIGN ISSUES 16.2%
Argentina Government International Bond
0.125% due 07/09/2030 þ		869	348
0.125% due 07/09/2035 þ		570	205
1.000% due 08/05/2021	ARS	1,935	14
15.500% due 10/17/2026		2,720	7
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		4,165	28
Australia Government International Bond
1.250% due 02/21/2022	AUD	19,095	15,180
3.000% due 09/20/2025		7,887	7,350
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,400	42
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	700	885
France Government International Bond
0.100% due 03/01/2026 (e)		16,633	21,945
0.250% due 07/25/2024 (e)		41,827	54,477
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (e)		28,200	36,477
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	993,888	9,654
0.100% due 03/10/2029 (e)		1,700,315	16,550
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,448
6.150% due 08/12/2032		7,700	2,612
Qatar Government International Bond 3.875% due 04/23/2023		$2,200	2,367
Saudi Government International Bond 4.000% due 04/17/2025		3,710	4,150
United Kingdom Gilt
0.125% due 08/10/2028 (e)	GBP	1,591	2,750
1.875% due 11/22/2022 (e)		19,244	28,818
Total Sovereign Issues (Cost $192,965)			205,307
		SHARES
COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.1%
GrandVision NV (a)		35,633	1,110
ENERGY 0.2%
Cheniere Energy, Inc. (a)		31,827	1,911
ONEOK, Inc.		34,056	1,307
			3,218
FINANCIALS 0.1%
National General Holdings Corp.		33,892	1,158

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

INDUSTRIALS 0.1%
Navistar International Corp. (a)	27,579	1,212
UTILITIES 0.1%
PNM Resources, Inc.	23,899	1,160
Total Common Stocks (Cost $8,524)		7,858
MASTER LIMITED PARTNERSHIPS 0.2%
ENERGY 0.2%
Enterprise Products Partners LP	73,242	1,435
Plains All American Pipeline LP	86,112	709
Energy Transfer LP	134,765	833
Total Master Limited Partnerships (Cost $5,956)		2,977
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(h)	800,000	1,000
Banco Santander S.A.
5.250% due 09/29/2023 •(f)(h)	400,000	511
6.250% due 09/11/2021 •(f)(h)	400,000	501
Bank of America Corp. 5.875% due 03/15/2028 •(f)	670,000	759
Depository Trust & Clearing Corp. 3.384% due 03/15/2021 ~(f)	1,500,000	1,444
Total Preferred Securities (Cost $3,980)		4,215
REAL ESTATE INVESTMENT TRUSTS 6.3%
REAL ESTATE 6.3%
Agree Realty Corp.	8,034	535
Alexandria Real Estate Equities, Inc.	17,696	3,154
American Homes 4 Rent 'A'	44,012	1,320
American Tower Corp.	9,755	2,190
Americold Realty Trust	28,895	1,079
Apartment Income REIT Corp. (a)	25,799	991
Apartment Investment and Management Co. 'A'	25,799	136
AvalonBay Communities, Inc.	19,800	3,177
Boston Properties, Inc.	12,995	1,228
Camden Property Trust	11,067	1,106
CoreSite Realty Corp.	3,826	479
Crown Castle International Corp.	6,121	974
CubeSmart	28,488	958
Digital Realty Trust, Inc.	17,176	2,396
Douglas Emmett, Inc.	14,640	427
Duke Realty Corp.	71,896	2,874
Equinix, Inc.	4,833	3,452
Equity LifeStyle Properties, Inc.	17,472	1,107
Equity Residential	55,835	3,310
Essex Property Trust, Inc.	9,506	2,257
Extra Space Storage, Inc.	11,445	1,326
Federal Realty Investment Trust	4,842	412
First Industrial Realty Trust, Inc.	25,778	1,086
Gaming and Leisure Properties, Inc.	11,573	491
Healthcare Realty Trust, Inc.	22,457	665
Healthcare Trust of America, Inc. 'A'	10,964	302
Healthpeak Properties, Inc.	74,663	2,257
Host Hotels & Resorts, Inc.	86,264	1,262
Hudson Pacific Properties, Inc.	35,762	859
Invitation Homes, Inc.	66,239	1,967
JBG SMITH Properties	11,265	352
Kilroy Realty Corp.	13,784	791
Kimco Realty Corp.	42,847	643
Life Storage, Inc.	5,188	619
MGM Growth Properties LLC	57,464	1,799
Mid-America Apartment Communities, Inc.	14,211	1,800
Prologis, Inc.	71,427	7,118
Public Storage	17,968	4,149
QTS Realty Trust, Inc. 'A'	10,712	663
Realty Income Corp.	32,135	1,998
Regency Centers Corp.	24,108	1,099
Rexford Industrial Realty, Inc.	18,955	931
Sabra Health Care REIT, Inc.	18,023	313
SBA Communications Corp.	6,336	1,788
Simon Property Group, Inc.	21,815	1,860
Sun Communities, Inc.	28,014	4,257
Sunstone Hotel Investors, Inc.	36,142	410

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

UDR, Inc.		41,959	1,613
Vornado Realty Trust		27,538	1,028
Welltower, Inc.		38,475	2,486
Total Real Estate Investment Trusts (Cost $67,259)			79,494
		OUNCES
COMMODITIES 6.9%
Gold Warehouse Receipts		39	73,671
Silver Warehouse Receipts		540	14,221
Total Commodities (Cost $78,148)			87,892
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (i) 2.0%			24,594
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (c)(d)	ARS	41,270	301
U.S. TREASURY BILLS 0.3%
0.087% due 01/07/2021 - 02/04/2021 (b)(c)(l)(n)		$4,013	4,013
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.086% due 03/16/2021 (c)(d)		261	261
Total Short-Term Instruments (Cost $29,167)			29,169
Total Investments in Securities (Cost $1,548,241)			1,652,204
		SHARES
INVESTMENTS IN AFFILIATES 10.9%
MUTUAL FUNDS 8.0% (g)
PIMCO Emerging Markets Currency and Short-Term Investments Fund		12,480,416	102,090
Total Mutual Funds (Cost $114,292)			102,090
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III		3,680,096	36,289
Total Short-Term Instruments (Cost $36,286)			36,289
Total Investments in Affiliates (Cost $150,578)			138,379
Total Investments 141.1% (Cost $1,698,819)			$1,790,583
Financial Derivative Instruments (k)(m) 0.3%(Cost or Premiums, net $1,825)			4,019
Other Assets and Liabilities, net (41.4)%			(525,898)
Net Assets 100.0%			$1,268,704

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$5,894	U.S. Treasury Bills 0.000% due 12/30/2021	$(6,012)	$5,894	$5,894
MBC	0.110	12/31/2020	01/04/2021	18,700	U.S. Treasury Bills 0.000% due 03/11/2021	(19,146)	18,700	18,700
Total Repurchase Agreements	$(25,158)	$24,594	$24,594
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	0.180%	10/13/2020	01/13/2021	$(41,495)	$(41,512)
0.180	12/30/2020	01/11/2021	(78,300)	(78,302)
JPS	0.160	10/20/2020	01/19/2021	(13,718)	(13,723)
RCY	0.180	11/10/2020	01/11/2021	(12,770)	(12,774)
Total Reverse Repurchase Agreements	$(146,311)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BPG	0.180%	11/06/2020	01/06/2021	$(4,470)	$(4,471)
0.190	10/30/2020	01/29/2021	(2,879)	(2,880)
Total Sale-Buyback Transactions	$(7,351)
(j)	Securities with an aggregate market value of $156,811 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(155,822) at a weighted average interest rate of 0.374%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
California Carbon Allowance Future Vintage December Futures	12/2021	760	$14,136	$126	$68	$0
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	629	4	(1)	0	0
Euro-Bund 10-Year Bond March Futures	03/2021	33	7,161	12	3	(13)
Henry Hub Natural Gas April Futures	03/2022	65	395	(29)	4	0
Henry Hub Natural Gas August Futures	07/2022	66	405	(26)	3	0
Henry Hub Natural Gas December Futures	11/2022	66	445	14	3	0
Henry Hub Natural Gas February Futures	01/2022	59	434	48	9	0
Henry Hub Natural Gas January Futures	12/2021	66	496	65	11	0
Henry Hub Natural Gas July Futures	06/2022	66	404	(27)	3	0
Henry Hub Natural Gas June Futures	05/2022	65	392	(32)	3	0
Henry Hub Natural Gas March Futures	02/2022	66	461	30	8	0
Henry Hub Natural Gas May Futures	04/2022	66	393	(37)	3	0
Henry Hub Natural Gas November Futures	10/2022	65	413	(11)	2	0
Henry Hub Natural Gas October Futures	09/2022	66	406	(25)	3	0
Henry Hub Natural Gas September Futures	08/2022	65	396	(29)	2	0
$78	$125	$(13)
SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	226	$(20,462)	$(14)	$0	$(3)
Australia Government 10-Year Bond March Futures	03/2021	23	(2,611)	(14)	3	(2)
Euro-Bobl March Futures	03/2021	859	(141,858)	(142)	21	0
Euro-BTP Italy Government Bond March Futures	03/2021	121	(22,470)	(102)	0	(9)
Euro-Buxl 30-Year Bond March Futures	03/2021	11	(3,027)	(6)	4	0
Euro-Schatz March Futures	03/2021	822	(112,746)	98	5	0
Gold 100 oz. April Futures	04/2021	13	(2,469)	99	0	(2)
Gold 100 oz. February Futures	02/2021	634	(120,149)	1,435	0	(108)
Japan Government 10-Year Bond March Futures	03/2021	20	(29,426)	1	6	(2)
Silver March Futures	03/2021	108	(14,262)	(1,025)	87	0
U.S. Treasury 2-Year Note March Futures	03/2021	46	(10,165)	(9)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2021	250	(31,541)	(73)	0	(12)
U.S. Treasury 10-Year Note March Futures	03/2021	1,199	(165,556)	(20)	0	(88)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	131	(20,483)	13	0	(29)
U.S. Treasury 30-Year Bond March Futures	03/2021	110	(19,051)	108	0	(38)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	17	(3,631)	70	0	(13)
United Kingdom Long Gilt March Futures	03/2021	67	(12,419)	(13)	0	(13)
$406	$126	$(320)
Total Futures Contracts	$484	$251	$(333)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.075%	$1,000	$(8)	$3	$(5)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$6,600	$(525)	$(103)	$(628)	$0	$(13)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly		06/20/2024		$5,452	$(136)	$172	$36	$3	$0
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		5,115	(161)	186	25	2	0
CDX.EM-33 5-Year Index	1.000	Quarterly		06/20/2025		6,840	(288)	282	(6)	4	0
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		7,100	(441)	273	(168)	5	0
							$(1,026)	$913	$(113)	$14	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	79,600	$0	$(13)	$(13)	$0	$0
Receive(8)	3-Month USD-LIBOR	0.394	Semi-Annual	11/21/2023		$81,200	0	(76)	(76)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,400	(29)	(72)	(101)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,400	(34)	(67)	(101)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	26	(44)	(18)	0	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	0	(4)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		385,260	(147)	5	(142)	1	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	8,600	21	44	65	0	(7)
Receive	CPTFEMU	0.330	Maturity	07/15/2022		3,300	11	20	31	0	(1)
Pay	CPURNSA	0.900	Maturity	06/17/2021		$16,400	(15)	(182)	(197)	22	0
Pay	CPURNSA	1.690	Maturity	08/07/2021		12,400	(1)	(128)	(129)	5	0
Pay	CPURNSA	1.825	Maturity	08/14/2021		4,500	0	(38)	(38)	2	0
Pay	CPURNSA	1.840	Maturity	08/14/2021		23,100	0	(190)	(190)	9	0
Pay	CPURNSA	1.863	Maturity	08/26/2021		18,400	(2)	(122)	(124)	7	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		10,500	(153)	145	(8)	0	(2)
Pay	CPURNSA	1.280	Maturity	11/02/2021		12,000	0	(87)	(87)	0	(1)
Pay	CPURNSA	1.230	Maturity	11/04/2021		400	0	(3)	(3)	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		1,800	(51)	38	(13)	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		10,870	(453)	262	(191)	6	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		1,820	(89)	47	(42)	1	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		5,590	(278)	132	(146)	0	(6)
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(235)	170	0	(10)
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	166	(93)	73	0	(4)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(140)	113	0	(6)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(286)	233	0	(12)
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(391)	64	0	(17)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(72)	(17)	0	(3)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(154)	(262)	(416)	0	(12)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	6,500	477	81	558	1	0
Pay	UKRPI	3.330	Maturity	01/15/2025		82,700	2,084	915	2,999	0	(3)
Pay	UKRPI	3.513	Maturity	09/15/2028		3,900	225	85	310	0	(15)
Pay	UKRPI	3.593	Maturity	11/15/2028		2,670	194	61	255	0	(10)
Pay	UKRPI	3.595	Maturity	11/15/2028		1,400	102	32	134	0	(5)
Pay	UKRPI	3.633	Maturity	12/15/2028		2,800	224	64	288	0	(12)
Pay	UKRPI	3.325	Maturity	08/15/2030		100	5	3	8	0	(1)
Pay	UKRPI	3.475	Maturity	08/15/2030		24,200	305	67	372	0	(141)
							$4,117	$(500)	$3,617	$57	$(270)
Total Swap Agreements							$2,558	$313	$2,871	$71	$(283)
(l)

Securities with an aggregate market value of $24,468 and cash of $2,215 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Future styled option.
(2)	Unsettled variation margin asset of $2 and liability of $(1) for closed futures is outstanding at period end.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021	AUD	7,982		$5,894	$0	$(260)
	01/2021	JPY	1,337,034		12,856	0	(93)
	01/2021		$470	CZK	10,955	40	0
	01/2021		1,948	PLN	7,533	69	0
	01/2021		314	ZAR	4,929	20	0
	02/2021		293	CZK	6,550	12	0
BPS	01/2021	GBP	314		$419	0	(10)
	01/2021		$904	EUR	741	1	0
	01/2021		659	PLN	2,556	25	0
	02/2021	DKK	41,006		$6,544	0	(191)
	03/2021		$2,401	IDR	34,253,698	48	0
	03/2021		6,136	INR	460,327	120	0
	03/2021		1,370	PHP	66,062	1	0
	03/2021		5,361	SGD	7,235	114	0
	03/2021		4,569	TWD	127,948	40	0
BRC	01/2021	GBP	353		$474	0	(9)
	01/2021		$1,127	GBP	844	27	0
	01/2021		1,748	TRY	13,865	113	0
	02/2021		1,126	CZK	25,102	42	0
	03/2021		1,141	COP	3,899,253	0	(1)
CBK	01/2021	GBP	765		$1,022	0	(24)
	01/2021	JPY	130,349		1,251	0	(11)
	01/2021	MXN	3,555		166	0	(12)
	01/2021		$440	CZK	10,199	34	0
	01/2021		33	PLN	123	0	0
	01/2021		244	RUB	18,806	10	0
	01/2021		557	ZAR	8,725	35	0
	02/2021	DKK	43,026		$6,894	0	(172)
	02/2021	PEN	12,494		3,466	14	0
	02/2021		$5,936	MXN	136,335	889	0
	02/2021		297	RUB	21,848	0	(3)
	03/2021		4,171	CNH	27,859	92	0
	03/2021		279	MXN	6,304	35	0
	05/2021		1,866	PEN	6,801	12	0
GLM	01/2021		26,490	JPY	2,741,700	64	0
	01/2021		306	RUB	23,411	11	0
	02/2021	DKK	33,253		$5,334	0	(127)
	02/2021	JPY	2,741,700		26,497	0	(65)
	02/2021		$683	DKK	4,135	0	(4)
	02/2021		1,276	RON	5,257	41	0
	02/2021		782	RUB	59,592	21	0
	03/2021		3,789	THB	115,294	60	0
	04/2021	COP	887,703		$242	0	(17)
HUS	01/2021	BRL	17,934		3,544	92	0
	01/2021	EUR	1,582		1,896	0	(37)
	01/2021	GBP	30,740		41,115	0	(923)
	01/2021	JPY	240,806		2,311	0	(21)
	01/2021		$3,451	BRL	17,934	2	0
	01/2021		1,229	GBP	908	13	0
	01/2021		1,659	PLN	6,332	36	0
	01/2021		736	ZAR	11,582	50	0
	02/2021	PEN	7,146		$1,961	0	(13)
	02/2021		$3,542	BRL	17,934	0	(91)
	02/2021		1,168	RUB	87,079	6	(2)
	03/2021		3,324	CNY	22,047	44	0
IND	01/2021		941	CLP	728,099	84	0
	02/2021		260	CZK	5,740	7	0
JPM	01/2021	AUD	6,034		$4,440	0	(212)
	01/2021		$1,046	CLP	822,746	112	0
	01/2021		1,470	TRY	11,673	96	0
	01/2021	ZAR	13,322		$863	0	(42)
MYI	01/2021		$124	PLN	471	2	0
SCX	01/2021	AUD	3,523		$2,595	0	(121)
	01/2021	CLP	630,213		887	0	0
	01/2021	EUR	98,587		118,067	0	(2,372)
	01/2021		$1,113	GBP	825	16	0
	01/2021		1,451	HUF	443,456	43	0
	02/2021	EUR	98,587		$120,707	187	0
	02/2021		$1,007	ILS	3,458	70	0
	03/2021		3,353	MYR	13,650	56	0
SSB	01/2021	MXN	22,215		$1,100	0	(14)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

	03/2021		$8,184	KRW	9,108,947		187	0
TOR	01/2021	BRL	17,934		$3,451		0	(2)
	01/2021	JPY	1,033,511		9,907		0	(103)
	01/2021		$3,372	BRL	17,934		81	0
	03/2021		545	MXN	11,186		12	0
UAG	01/2021	AUD	11,856		$8,717		0	(424)
	02/2021	DKK	51,299		8,214		0	(212)
	02/2021		$414	CZK	9,103		10	0
	02/2021		2,558	RUB	193,144		44	(3)
Total Forward Foreign Currency Contracts							$3,240	$(5,591)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC GBP versus USD			$1.315	01/07/2021	37,354	$483	$5
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,700	$3	$252
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	4,690	357	320
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,310	172	157
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.344	11/17/2022	191,000	214	310
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,600	263	248
							$1,009	$1,287
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051		$62.000	02/04/2021		11,200	$0	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2051		64.000	02/04/2021		64,252	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2051		66.000	01/07/2021		20,000	1	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2051		75.000	02/04/2021		46,200	2	0
							$5	$0
Total Purchased Options							$1,497	$1,292
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450%	01/20/2021	6,000	$(6)	$(4)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	6,000	(8)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	1,400	(10)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	9,700	(27)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	3,000	(4)	(3)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	16,000	(12)	(9)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	8,300	(11)	(11)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	16,000	(16)	(18)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	4,900	(3)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	4,900	(7)	(8)
BRC	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	9,200	(13)	(12)
GST	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	11,000	(7)	(6)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	11,000	(12)	(12)
							$(136)	$(90)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,900	$(86)	$(2)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0
$(91)	$(2)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,100	$0	$(233)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	14,140	(351)	(299)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	6,960	(170)	(147)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	159,100	(247)	(211)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	10,700	(260)	(225)
$(1,028)	$(1,115)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	$102.906	03/11/2021	1,400	$(5)	$(10)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	3,200	(5)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,400	(3)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,200	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	1,400	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,600	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	1,600	(2)	(2)
$(27)	$(27)
Total Written Options	$(1,282)	$(1,234)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 1Q21	$6.000	Maturity	03/31/2021	4,500	$(13)	$4	$0	$(9)
Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	2,400	(3)	0	0	(3)
Receive	HOBR CAL21	14.100	Maturity	12/31/2021	1,200	0	(3)	0	(3)
CBK	Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	61,600	(2)	(74)	0	(76)
CIB	Receive	GOLDLNPM Index	1,888.510	Maturity	02/01/2021	9,700	0	37	37	0
GST	Receive	HOBR CAL21	14.080	Maturity	12/31/2021	2,400	0	(5)	0	(5)
JPM	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	17,400	(10)	(37)	0	(47)
Pay	Gold February 2021 Futures	1,865.400	Maturity	01/26/2021	19,200	0	(570)	0	(570)
Receive	GOLDLNPM Index	1,875.304	Maturity	01/28/2021	29,000	0	490	490	0
Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	5,500	0	69	69	0
MAC	Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	22,000	0	(11)	0	(11)
MEI	Receive	GOLDLNPM Index	1,890.360	Maturity	01/28/2021	10,000	0	18	18	0
Receive	GOLDLNPM Index	1,951.030	Maturity	01/29/2021	25,000	0	(1,470)	0	(1,470)
Receive	GOLDLNPM Index	1,952.500	Maturity	01/29/2021	25,000	0	(1,507)	0	(1,507)
MYC	Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	1,200	0	2	2	0
Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	10,800	0	(29)	0	(29)
Receive	GOLDLNPM Index	1,882.379	Maturity	01/28/2021	10,000	0	98	98	0
$(28)	$(2,988)	$714	$(3,730)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$137	$42	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	152	31	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,300	(142)	173	31	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	613	173	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	219	68	0
$(949)	$1,294	$345	$0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA		1.800%	Maturity	07/20/2026	$1,900	$0	$(49)	$0	$(49)
	Pay	CPURNSA		1.805	Maturity	09/20/2026	900	0	(22)	0	(22)
								$0	$(71)	$0	$(71)
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CIB	Receive	PIMCODB Index	711,060	0.000%	Monthly	02/16/2021	$61,391	$0	$2,766	$2,766	$0
JPM	Receive	BCOMF1TC Index	245,196	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	32,310	0	990	990	0
	Receive	BCOMTR Index	10,221	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	1,652	29	22	51	0
	Receive	JMABNIC2 Index	118,949	0.170%	Monthly	02/16/2021	53,690	0	1,774	1,774	0
	Receive	DWRTFT Index	1,944	0.404% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	19,833	0	(7)	0	(7)
	Receive	DWRTFT Index	503	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/13/2021	5,123	0	8	8	0
MAC	Receive	PIMCODB Index	1,057,128	0.000%	Monthly	02/16/2021	89,811	0	3,773	3,773	0
UAG	Receive	DWRTFT Index	727	0.244% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/05/2021	7,417	0	(2)	0	(2)
	Receive	DWRTFT Index	1,117	0.344% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/05/2021	11,396	0	(3)	0	(3)
	Receive	DWRTFT Index	254	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	2,591	0	(1)	0	(1)
	Receive	DWRTFT Index	782	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	7,978	0	(2)	0	(2)
								$29	$9,318	$9,362	$(15)
Total Swap Agreements								$(948)	$7,553	$10,421	$(3,816)
(n)

Securities with an aggregate market value of $7,458 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$56,667	$0	$56,667
Industrials	0	1,924	0	1,924
Utilities	0	1,452	0	1,452
U.S. Government Agencies	0	377,662	0	377,662
U.S. Treasury Obligations	0	681,101	0	681,101
Non-Agency Mortgage-Backed Securities	0	36,116	0	36,116
Asset-Backed Securities	0	80,370	0	80,370
Sovereign Issues	0	205,307	0	205,307
Common Stocks
Consumer Discretionary	1,110	0	0	1,110
Energy	3,218	0	0	3,218
Financials	1,158	0	0	1,158
Industrials	1,212	0	0	1,212
Utilities	1,160	0	0	1,160
Master Limited Partnerships
Energy	2,977	0	0	2,977
Preferred Securities
Banking & Finance	0	4,215	0	4,215
Real Estate Investment Trusts
Real Estate	79,494	0	0	79,494
Commodities	0	87,892	0	87,892
Short-Term Instruments
Repurchase Agreements	0	24,594	0	24,594
Argentina Treasury Bills	0	301	0	301
U.S. Treasury Bills	0	4,013	0	4,013
U.S. Treasury Cash Management Bills	0	261	0	261
	$90,329	$1,561,875	$0	$1,652,204
Investments in Affiliates, at Value
Mutual Funds	102,090	0	0	102,090
Short-Term Instruments
Central Funds Used for Cash Management Purposes	36,289	0	0	36,289
	$138,379	$0	$0	$138,379
Total Investments	$228,708	$1,561,875	$0	$1,790,583
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	251	71	0	322
Over the counter	0	14,953	0	14,953
	$251	$15,024	$0	$15,275
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(333)	(283)	0	(616)
Over the counter	0	(10,638)	(3)	(10,641)
	$(333)	$(10,921)	$(3)	$(11,257)
Total Financial Derivative Instruments	$(82)	$4,103	$(3)	$4,018
Totals	$228,626	$1,565,978	$(3)	$1,794,601

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.7% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	55,060	$377
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$5,750	2,352
1.000% due 07/09/2029		126	55
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	136,540	911
			3,318
Total Argentina (Cost $11,458)			3,695
AUSTRALIA 3.0%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.735% due 07/21/2026	AUD	3,378	2,602
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
1.003% due 12/05/2059 •		$774	773
1.083% due 09/05/2057 •		10,126	10,134
RESIMAC Premier 1.203% due 02/07/2052 •		5,003	5,007
			15,914
SOVEREIGN ISSUES 2.9%
Australia Government International Bond
0.500% due 09/21/2026	AUD	270,600	209,200
1.750% due 06/21/2051		39,200	28,757
3.000% due 03/21/2047		61,100	58,044
New South Wales Treasury Corp. 2.000% due 03/20/2031		22,110	18,255
Northern Territory Treasury Corp. 2.000% due 04/21/2031		8,800	7,097
Queensland Treasury Corp. 1.750% due 08/21/2031		26,150	21,119
South Australia Government Financing Authority 1.750% due 05/24/2032		17,100	13,626
Treasury Corp. of Victoria 4.250% due 12/20/2032		23,500	23,650
			379,748
Total Australia (Cost $363,617)			398,264
AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG 8.875% due 10/15/2021 •(h)(i)	EUR	800	1,040
Total Austria (Cost $962)			1,040
BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
5.093% due 01/15/2030		$34,435	38,524
7.250% due 03/17/2044		900	1,163

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Total Brazil (Cost $36,637)			39,687
CANADA 1.5%
CORPORATE BONDS & NOTES 0.7%
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~		$34,800	34,824
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	12,529
HSBC Bank Canada
1.650% due 09/10/2022		$14,600	14,925
3.300% due 11/28/2021		22,600	23,200
			85,478
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	10,906	8,760
2.867% due 02/12/2055 ~		16,700	13,475
3.072% due 08/12/2053		2,347	1,898
3.650% due 08/12/2053		6,200	5,269
			29,402
SOVEREIGN ISSUES 0.6%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		10,706	12,114
Province of Ontario
2.500% due 04/27/2026		$4,000	4,394
2.600% due 06/02/2027	CAD	46,300	40,156
Province of Quebec
3.000% due 09/01/2023		19,200	16,131
5.000% due 12/01/2038		8,100	9,447
			82,242
Total Canada (Cost $187,167)			197,122
CAYMAN ISLANDS 3.5%
ASSET-BACKED SECURITIES 2.6%
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		$30,350	30,351
Bowman Park CLO Ltd. 1.393% due 11/23/2025 •		1,546	1,548
Brookside Mill CLO Ltd. 1.038% due 01/17/2028 •		5,208	5,177
Cent CLO Ltd. 1.307% due 10/15/2026 •		21,692	21,680
CIFC Funding Ltd. 1.075% due 10/25/2027 •		18,028	17,963
Dryden 36 Senior Loan Fund 1.174% due 04/15/2029 •		15,000	14,981
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		4,734	4,714
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		3,582	3,588
Flagship CLO Ltd. 1.080% due 01/16/2026 •		1,574	1,569
GoldentTree Loan Management U.S. CLO Ltd. 1.558% due 01/20/2033 •		24,600	24,609
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		10,137	10,104
MidOcean Credit CLO 1.468% due 01/20/2029 •		6,400	6,397
Monarch Grove CLO 1.095% due 01/25/2028 •		11,503	11,423
Mountain View CLO Ltd. 1.037% due 10/15/2026 •		1,442	1,441
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		6,765	6,740
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		5,875	5,864
OZLM Ltd. 1.294% due 07/30/2027 •		21,644	21,617
Palmer Square Loan Funding Ltd. 1.918% due 07/20/2028 •		11,412	11,443
Sound Point CLO Ltd.
1.108% due 01/20/2028 •		4,593	4,589
1.289% due 10/20/2028 •(b)		21,700	21,700
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		1,993	1,994
Symphony CLO Ltd.
1.117% due 04/15/2028 •		4,413	4,396

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

1.179% due 07/14/2026 •		7,302	7,292
Telos CLO Ltd. 1.168% due 04/17/2028 •		9,471	9,440
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		693	695
TICP CLO Ltd. 1.058% due 04/20/2028 •		38,235	38,092
Tralee CLO Ltd. 1.328% due 10/20/2028 •		20,600	20,600
Venture CLO Ltd.
1.117% due 04/15/2027 •		4,150	4,129
1.254% due 08/28/2029 •		21,800	21,738
WhiteHorse Ltd. 1.148% due 04/17/2027 •		1,505	1,505
			337,379
CORPORATE BONDS & NOTES 0.8%
Ambac LSNI LLC 6.000% due 02/12/2023 •		767	764
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		7,200	7,546
Country Garden Holdings Co. Ltd. 7.125% due 04/25/2022		1,700	1,771
KSA Sukuk Ltd. 2.894% due 04/20/2022		4,900	5,053
QNB Finance Ltd.
1.214% (US0003M + 1.000%) due 05/02/2022 ~		1,000	1,004
1.310% (SOFRRATE + 1.225%) due 02/12/2022 ~		16,300	16,362
1.574% (US0003M + 1.350%) due 05/31/2021 ~		43,500	43,643
Sands China Ltd.
4.600% due 08/08/2023		4,200	4,471
5.125% due 08/08/2025		4,100	4,609
5.400% due 08/08/2028		9,200	10,798
Sunac China Holdings Ltd. 7.875% due 02/15/2022		4,600	4,723
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,435
			102,179
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
BDS Ltd. 1.459% due 09/15/2035 •		10,700	10,753
Total Cayman Islands (Cost $447,957)			450,311
CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 2.450% due 01/31/2031		$9,700	10,403
Total Chile (Cost $9,696)			10,403
CHINA 11.9%
CORPORATE BONDS & NOTES 0.0%
New Metro Global Ltd. 7.500% due 12/16/2021		$2,300	2,369
SOVEREIGN ISSUES 11.9%
China Development Bank
2.890% due 06/22/2025	CNY	395,800	59,746
3.050% due 08/25/2026		811,100	121,975
3.180% due 04/05/2026		333,600	50,753
3.390% due 07/10/2027		195,300	29,832
3.430% due 01/14/2027		209,800	32,110
3.450% due 09/20/2029		74,500	11,249
3.480% due 01/08/2029		90,400	13,707
3.500% due 08/13/2026		404,900	62,281
3.650% due 05/21/2029		90,400	13,852
3.680% due 02/26/2026		2,506,000	390,308
3.740% due 09/10/2025		7,300	1,140
3.800% due 01/25/2036		63,000	9,584
4.040% due 04/10/2027		851,200	134,390
4.040% due 07/06/2028		181,100	28,624
4.150% due 10/26/2025		54,900	8,726
4.240% due 08/24/2027		1,581,200	252,950
4.880% due 02/09/2028		530,900	88,490
China Government Bond
2.700% due 11/03/2026		294,700	44,303
2.740% due 08/04/2026		654,000	98,684
2.850% due 01/28/2026		65,000	9,897

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

2.850% due 06/04/2027		167,600	25,171
2.950% due 06/16/2023		43,900	6,730
3.220% due 12/06/2025		44,000	6,817
3.290% due 10/18/2023		131,900	20,428
3.400% due 02/09/2027		26,000	4,056
3.820% due 11/02/2027		166,200	26,664
			1,552,467
Total China (Cost $1,459,454)			1,554,836
DENMARK 4.3%
CORPORATE BONDS & NOTES 4.3%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,040,373	172,946
1.500% due 10/01/2050		24,765	4,180
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		539,060	89,520
1.500% due 10/01/2050		70,050	11,818
Nykredit Realkredit A/S
1.000% due 10/01/2050		1,427,879	236,979
1.500% due 10/01/2050		272,665	46,008
Total Denmark (Cost $497,284)			561,451
FRANCE 4.3%
CORPORATE BONDS & NOTES 1.0%
BNP Paribas S.A.
1.904% due 09/30/2028 •		$45,940	46,965
3.375% due 01/23/2026	GBP	8,500	13,110
6.750% due 03/14/2022 •(h)(i)		$1,200	1,254
7.625% due 03/30/2021 •(h)(i)		500	507
Danone S.A.
2.077% due 11/02/2021		2,000	2,025
2.589% due 11/02/2023		1,300	1,369
Dexia Credit Local S.A.
0.500% due 07/22/2023	GBP	7,100	9,801
3.250% due 09/26/2023		$6,800	7,327
Societe Generale S.A.
1.488% due 12/14/2026 •		49,200	49,650
6.750% due 04/07/2021 •(h)(i)	EUR	800	992
7.375% due 09/13/2021 •(h)(i)		$1,400	1,437
			134,437
SOVEREIGN ISSUES 3.3%
France Government International Bond
0.750% due 05/25/2052 (l)	EUR	49,950	68,053
1.500% due 05/25/2050 (l)		27,400	44,639
2.000% due 05/25/2048 (l)		128,800	229,467
3.250% due 05/25/2045 (l)		38,900	82,182
			424,341
Total France (Cost $420,056)			558,778
GERMANY 2.1%
CORPORATE BONDS & NOTES 2.1%
Deutsche Bank AG
1.031% (US0003M + 0.815%) due 01/22/2021 ~		$19,900	19,903
1.510% (US0003M + 1.290%) due 02/04/2021 ~)		6,500	6,504
1.625% due 01/20/2027	EUR	18,400	23,508
1.750% due 01/17/2028		5,200	6,700
2.129% due 11/24/2026 •(j)		$10,600	10,846
2.222% due 09/18/2024 •		12,000	12,352
2.625% due 12/16/2024	GBP	2,900	4,184
2.625% due 02/12/2026	EUR	23,500	31,527
3.150% due 01/22/2021		$2,000	2,002
3.547% due 09/18/2031 •		200	217
3.961% due 11/26/2025 •		32,100	35,106
4.250% due 02/04/2021		9,200	9,225
4.250% due 10/14/2021		60,000	61,539
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	9,000	11,241
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,400	1,781
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$2,900	3,083
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	12,494
Volkswagen Bank GmbH
0.000% due 06/15/2021 •	EUR	3,700	4,526

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

0.625% due 09/08/2021		3,200	3,933
1.875% due 01/31/2024		5,900	7,595
2.500% due 07/31/2026		4,400	6,008
Volkswagen Leasing GmbH 0.000% due 07/06/2021 •		2,700	3,303
Total Germany (Cost $263,776)			277,577
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$11,400	11,660
State Bank of India 4.000% due 01/24/2022		2,180	2,244
Total India (Cost $13,688)			13,904
INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	8,400	10,895
2.875% due 07/08/2021		6,200	7,701
Total Indonesia (Cost $16,865)			18,596
IRELAND 1.1%
ASSET-BACKED SECURITIES 1.1%
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	5,500	6,685
Arbour CLO DAC 0.870% due 01/15/2030 •		8,800	10,754
Aurium CLO DAC 0.670% due 04/16/2030 •		7,500	9,130
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •		16,850	20,571
Castle Park CLO DAC 0.492% due 01/15/2028 •		1,660	2,030
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •		7,700	9,362
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		20,880	25,508
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •		8,150	10,000
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		8,800	10,715
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •		6,600	8,059
Toro European CLO DAC 0.900% due 10/15/2030 •		23,700	28,948
			141,762
CORPORATE BONDS & NOTES 0.0%
AIB Group PLC
4.263% due 04/10/2025 •		$300	328
4.750% due 10/12/2023		3,200	3,523
Smurfit Kappa Treasury ULC 1.500% due 09/15/2027	EUR	500	640
			4,491
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit 1.000% due 02/17/2030 •		2,697	3,285
Total Ireland (Cost $138,763)			149,538
ISRAEL 1.3%
SOVEREIGN ISSUES 1.3%
Israel Government International Bond
1.000% due 04/30/2021	ILS	269,700	84,225
2.000% due 03/31/2027		111,200	38,000
3.375% due 01/15/2050		$1,600	1,775
3.800% due 05/13/2060		24,100	28,692
3.875% due 07/03/2050		600	723
4.125% due 01/17/2048		6,600	8,525

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Total Israel (Cost $149,179)			161,940
ITALY 2.8%
CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
0.877% due 02/25/2021 •	EUR	6,000	7,330
0.977% (EUR003M + 1.500%) due 05/25/2022 ~		32,500	39,929
1.189% due 10/25/2021 •		34,500	42,388
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		19,935	25,720
2.625% due 04/28/2025		8,000	10,065
3.625% due 09/24/2024		1,500	1,937
4.000% due 07/10/2022		600	763
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(h)(i)		3,300	4,049
7.750% due 01/11/2027 •(h)		3,400	4,989
UniCredit SpA
2.200% due 07/22/2027 •		4,550	5,909
7.500% due 06/03/2026 •(h)(i)		4,400	6,255
7.830% due 12/04/2023		$22,190	26,346
9.250% due 06/03/2022 •(h)(i)	EUR	3,100	4,163
			179,843
SOVEREIGN ISSUES 1.4%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/01/2051		41,700	54,214
1.750% due 07/01/2024 (l)		27,800	36,315
1.800% due 03/01/2041		12,400	16,760
1.850% due 07/01/2025 (l)		46,300	61,558
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	10,621
			179,468
Total Italy (Cost $325,873)			359,311
JAPAN 11.7%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$17,325	17,517
2.241% due 02/16/2021		2,300	2,305
2.362% due 05/28/2021		100	101
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		3,400	4,132
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		7,200	7,447
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		3,400	3,498
Mizuho Financial Group, Inc.
0.837% (US0003M + 0.630%) due 05/25/2024 ~		18,500	18,539
1.101% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,789
1.221% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,964
2.953% due 02/28/2022		300	309
3.922% due 09/11/2024 •		9,600	10,446
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		7,600	7,951
3.522% due 09/17/2025		12,600	13,519
4.345% due 09/17/2027		11,100	12,269
4.810% due 09/17/2030		11,800	13,317
NTT Finance Corp. 1.900% due 07/21/2021		2,400	2,418
ORIX Corp. 3.250% due 12/04/2024		2,500	2,736
Panasonic Corp. 2.536% due 07/19/2022		5,300	5,450
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		2,200	2,243
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	5,382
Takeda Pharmaceutical Co. Ltd. 3.375% due 07/09/2060		$13,000	14,425
Toyota Industries Corp. 3.110% due 03/12/2022		5,000	5,147
Toyota Tsusho Corp. 3.625% due 09/13/2023		400	430
			178,334
SOVEREIGN ISSUES 10.3%
Development Bank of Japan, Inc. 2.000% due 10/19/2021		1,600	1,621

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Japan Bank for International Cooperation 1.750% due 10/17/2024		4,900	5,135
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		43,400	43,347
2.625% due 04/20/2022		1,800	1,852
3.000% due 03/12/2024		4,700	5,054
3.375% due 09/27/2023		12,600	13,581
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	10,160,196	98,694
0.100% due 03/20/2029		11,016,000	108,050
0.100% due 03/20/2030		8,570,000	83,839
0.500% due 09/20/2046		10,110,000	97,028
0.500% due 03/20/2049		7,786,000	73,321
0.700% due 12/20/2048		17,000,000	168,783
1.400% due 09/20/2034		13,120,000	147,903
1.700% due 09/20/2032		37,870,000	434,932
Tokyo Metropolitan Government
0.750% due 07/16/2025		$45,200	45,305
2.000% due 05/17/2021		7,000	7,043
2.500% due 06/08/2022		6,300	6,484
			1,341,972
Total Japan (Cost $1,382,908)			1,520,306
JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	270
Total Jersey, Channel Islands (Cost $249)			270
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond 3.500% due 03/20/2027		$62,300	70,944
Total Kuwait (Cost $62,541)			70,944
LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 6.125% due 03/09/2021		$6,000	6,070
Total Lithuania (Cost $6,028)			6,070
LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown S.A. 1.625% due 01/31/2028	EUR	2,200	2,881
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		7,000	8,689
Logicor Financing SARL 1.625% due 07/15/2027		1,300	1,690
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (e)		9,700	11,907
Total Luxembourg (Cost $23,102)			25,167
MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$4,300	4,951
4.550% due 04/21/2050		3,300	4,425
4.800% due 04/21/2060		4,200	6,091
			15,467
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	46,900	12,450
3.906% due 07/15/2026		48,900	13,174
3.955% due 09/15/2025		14,600	3,930
Malaysia Government Investment Issue
3.422% due 09/30/2027		26,200	6,883
3.655% due 10/15/2024		44,100	11,589
4.130% due 07/09/2029		34,100	9,383

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

4.369% due 10/31/2028		45,600	12,687
			70,096
Total Malaysia (Cost $75,446)			85,563
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	7,616
Total Mexico (Cost $5,653)			7,616
NETHERLANDS 1.3%
ASSET-BACKED SECURITIES 0.4%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	6,200	7,579
Babson Euro CLO BV 0.309% due 10/25/2029 •		5,238	6,352
BNPP AM Euro CLO 0.650% due 10/15/2031 •		1,900	2,311
Cairn CLO BV 0.670% due 01/31/2030 •		4,050	4,942
Dryden Euro CLO BV 0.880% due 01/15/2030 •		9,500	11,610
Euro-Galaxy CLO BV 0.750% due 01/17/2031 •		3,000	3,664
Tikehau CLO BV 0.880% due 12/07/2029 •		10,700	13,067
			49,525
CORPORATE BONDS & NOTES 0.9%
Airbus SE 2.375% due 06/09/2040		300	438
BMW Finance NV 2.250% due 08/12/2022		$19,300	19,915
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	9,302
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	6,600	8,299
Enel Finance International NV
2.650% due 09/10/2024		$26,100	27,822
4.625% due 09/14/2025		1,200	1,398
ING Bank NV 2.625% due 12/05/2022 (l)		25,000	26,109
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		400	435
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		7,400	7,492
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	2,626	4,262
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		$9,500	9,571
			115,043
Total Netherlands (Cost $154,146)			164,568
NEW ZEALAND 0.2%
SOVEREIGN ISSUES 0.2%
New Zealand Government International Bond
1.500% due 05/15/2031	NZD	19,000	14,362
1.750% due 05/15/2041		10,000	7,109
Total New Zealand (Cost $20,865)			21,471
NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$6,500	6,961
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	2,000	2,447

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Total Norway (Cost $8,791)			9,408
PANAMA 0.0%
SOVEREIGN ISSUES 0.0%
Panama Government International Bond
4.300% due 04/29/2053		$600	765
4.500% due 04/01/2056		1,400	1,810
Total Panama (Cost $2,106)			2,575
PERU 1.3%
SOVEREIGN ISSUES 1.3%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	4,752
3.230% due 07/28/2121		3,300	3,300
5.350% due 08/12/2040	PEN	32,500	9,344
5.400% due 08/12/2034		18,300	5,586
5.940% due 02/12/2029		96,130	33,140
6.350% due 08/12/2028		286,000	100,430
6.950% due 08/12/2031		600	216
8.200% due 08/12/2026		45,200	16,832
Total Peru (Cost $163,463)			173,600
QATAR 1.6%
SOVEREIGN ISSUES 1.6%
Qatar Government International Bond
3.375% due 03/14/2024		$7,100	7,700
3.750% due 04/16/2030		9,500	11,199
3.875% due 04/23/2023		94,900	102,108
4.000% due 03/14/2029		35,300	41,919
4.400% due 04/16/2050		600	783
4.500% due 04/23/2028		33,600	40,769
Total Qatar (Cost $183,778)			204,478
ROMANIA 0.2%
SOVEREIGN ISSUES 0.2%
Romanian Government International Bond
1.375% due 12/02/2029 (l)	EUR	9,900	12,330
2.625% due 12/02/2040		7,700	10,045
Total Romania (Cost $20,804)			22,375
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	1,627,600	24,848
Total Russia (Cost $25,314)			24,848
SAUDI ARABIA 1.4%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
1.250% due 11/24/2023		$2,100	2,128
1.625% due 11/24/2025		1,400	1,435
2.750% due 04/16/2022		9,900	10,174
			13,737
SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
2.375% due 10/26/2021		91,400	92,870
2.875% due 03/04/2023		3,400	3,564
2.900% due 10/22/2025		5,500	5,936
3.250% due 10/26/2026		13,000	14,424

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

4.000% due 04/17/2025		48,300	54,027
			170,821
Total Saudi Arabia (Cost $176,374)			184,558
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
1.264% (US0003M + 1.050%) due 05/02/2021 ~		$2,000	1,999
2.750% due 09/18/2022		1,900	1,941
3.500% due 09/18/2027		4,100	4,385
DBS Bank Ltd. 3.300% due 11/27/2021		7,600	7,807
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		11,500	11,510
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		3,700	3,972
Total Singapore (Cost $30,574)			31,614
SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$19,817	22,777
Total Slovenia (Cost $20,295)			22,777
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$10,800	11,496
Total South Africa (Cost $10,800)			11,496
SOUTH KOREA 2.1%
SOVEREIGN ISSUES 2.1%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	24,257
2.375% due 12/10/2027		25,830,000	25,120
2.375% due 12/10/2028		115,240,000	112,194
2.625% due 06/10/2028		80,130,000	79,309
5.500% due 03/10/2028		25,830,000	30,200
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$3,700	3,999
Total South Korea (Cost $257,164)			275,079
SPAIN 4.5%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(h)(i)	EUR	2,200	2,818
6.000% due 03/29/2024 •(h)(i)		600	788
Banco de Sabadell S.A.
0.875% due 07/22/2025		1,700	2,126
1.125% due 03/11/2027 •		1,900	2,404
1.750% due 05/10/2024		700	887
Merlin Properties Socimi S.A. 2.225% due 04/25/2023		5,200	6,634
			15,657
PREFERRED SECURITIES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		17,600	22,004
Banco Santander S.A.
5.250% due 09/29/2023 •(h)(i)		400,000	512
6.250% due 09/11/2021 •(h)(i)		4,000,000	5,012
6.750% due 04/25/2022 •(h)		1,200,000	1,553
			29,081
SOVEREIGN ISSUES 4.2%
Autonomous Community of Catalonia
4.220% due 04/26/2035 (l)		3,500	5,790
4.900% due 09/15/2021		17,700	22,386
Spain Government International Bond
0.250% due 07/30/2024 (l)		44,050	55,333

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

1.000% due 10/31/2050 (l)		42,400	53,675
1.250% due 10/31/2030 (l)		105,200	143,711
1.400% due 07/30/2028 (l)		80,000	109,547
1.450% due 04/30/2029 (l)		75,300	103,969
1.850% due 07/30/2035 (l)		37,900	56,116
5.250% due 04/06/2029	GBP	900	1,627
			552,154
Total Spain (Cost $516,535)			596,892
SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Development Bank 5.250% due 03/23/2022	AUD	200	164
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,314
0.500% due 12/21/2023		500	385
European Investment Bank
0.500% due 06/21/2023		13,600	10,517
0.500% due 08/10/2023		20,700	16,005
European Union 0.000% due 07/04/2035 (e)	EUR	22,800	28,634
Total Supranational (Cost $56,500)			57,019
SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG
0.750% due 09/17/2021	EUR	4,500	5,546
6.500% due 08/08/2023 (i)		$1,700	1,919
6.500% due 08/08/2023 (i)		12,914	14,575
Credit Suisse Group AG
1.420% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,301
2.997% due 12/14/2023 •		800	837
3.800% due 06/09/2023		16,800	18,103
3.869% due 01/12/2029 •		5,300	6,008
4.194% due 04/01/2031 •		6,250	7,356
4.282% due 01/09/2028		900	1,041
6.250% due 12/18/2024 •(h)(i)		1,600	1,755
6.375% due 08/21/2026 •(h)(i)		1,200	1,338
7.250% due 09/12/2025 •(h)(i)		1,400	1,576
7.500% due 07/17/2023 •(h)(i)		2,200	2,403
UBS AG
5.125% due 05/15/2024 (i)		14,100	15,577
7.625% due 08/17/2022 (i)		8,347	9,241
UBS Group AG
6.875% due 03/22/2021 •(h)(i)		2,000	2,024
7.125% due 08/10/2021 •(h)(i)		2,700	2,784
Total Switzerland (Cost $101,839)			108,384
UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$12,900	14,487
3.125% due 04/16/2030		17,200	19,457
3.875% due 04/16/2050		16,300	19,919
Total United Arab Emirates (Cost $47,888)			53,863
UNITED KINGDOM 12.4%
CORPORATE BONDS & NOTES 6.0%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	20,688
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$42,839	47,670
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		5,200	5,271
1.651% (US0003M + 1.430%) due 02/15/2023 ~		19,300	19,442
3.250% due 02/12/2027	GBP	2,600	3,966
3.250% due 01/17/2033		900	1,453
3.375% due 04/02/2025 •	EUR	7,800	10,521
3.684% due 01/10/2023		$1,500	1,546
4.338% due 05/16/2024 •		800	866
4.375% due 01/12/2026		1,650	1,904
4.610% due 02/15/2023 •		21,700	22,657
4.836% due 05/09/2028		15,800	18,271
4.950% due 01/10/2047		3,200	4,370
4.972% due 05/16/2029 •		5,400	6,479

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

5.088% due 06/20/2030 •		12,800	15,358
6.125% due 12/15/2025 •(h)(i)		19,200	20,737
6.375% due 12/15/2025 •(h)(i)	GBP	1,600	2,370
7.125% due 06/15/2025 •(h)(i)		5,100	7,796
7.250% due 03/15/2023 •(h)(i)		900	1,308
7.750% due 09/15/2023 •(h)(i)		$1,400	1,509
7.875% due 03/15/2022 •(h)(i)		11,885	12,494
8.000% due 06/15/2024 •(h)(i)		4,700	5,243
BG Energy Capital PLC 4.000% due 10/15/2021		1,000	1,027
British Telecommunications PLC 9.625% due 12/15/2030		7,950	13,191
FCE Bank PLC
1.660% due 02/11/2021	EUR	3,900	4,770
1.875% due 06/24/2021		2,400	2,941
Frontier Finance PLC 8.000% due 03/23/2022	GBP	19,350	27,285
HSBC Holdings PLC
1.600% (US0003M + 1.380%) due 09/12/2026 ~		$9,500	9,661
3.803% due 03/11/2025 •		1,700	1,857
3.973% due 05/22/2030 •		5,000	5,783
4.292% due 09/12/2026 •		11,000	12,547
4.583% due 06/19/2029 •		7,400	8,756
4.750% due 07/04/2029 •(h)(i)	EUR	8,800	12,026
4.950% due 03/31/2030		$3,200	4,007
5.875% due 09/28/2026 •(h)(i)	GBP	5,700	8,594
6.000% due 05/22/2027 •(h)(i)		$1,600	1,746
6.750% due 09/11/2028	GBP	3,600	6,676
Imperial Brands Finance PLC 3.750% due 07/21/2022		$1,400	1,460
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	5,376
Lloyds Bank PLC
0.375% due 01/18/2021	EUR	600	733
4.875% due 03/30/2027	GBP	10,900	19,004
Lloyds Banking Group PLC
2.250% due 10/16/2024		100	144
3.000% due 01/11/2022		$9,447	9,692
3.500% due 04/01/2026 •	EUR	15,400	21,414
4.050% due 08/16/2023		$1,060	1,159
4.375% due 03/22/2028		1,800	2,143
4.500% due 11/04/2024		800	896
4.582% due 12/10/2025		9,700	11,106
4.650% due 03/24/2026		23,700	27,307
5.125% due 12/27/2024 •(h)(i)	GBP	1,900	2,725
7.500% due 09/27/2025 •(h)(i)		$3,948	4,550
7.625% due 06/27/2023 •(h)(i)	GBP	2,900	4,371
7.875% due 06/27/2029 •(h)(i)		3,500	5,934
Nationwide Building Society
3.766% due 03/08/2024 •		$16,700	17,789
3.960% due 07/18/2030 •		12,000	13,989
4.000% due 09/14/2026		7,275	8,128
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		2,400	2,427
1.801% (US0003M + 1.550%) due 06/25/2024 ~		21,300	21,695
2.000% due 03/08/2023 •	EUR	800	1,002
2.000% due 03/04/2025 •		4,200	5,424
2.875% due 09/19/2026 •	GBP	1,100	1,636
3.498% due 05/15/2023 •		$4,500	4,673
3.754% due 11/01/2029 •		3,700	3,939
3.875% due 09/12/2023		1,900	2,063
4.269% due 03/22/2025 •		10,350	11,454
4.519% due 06/25/2024 •		16,700	18,245
4.800% due 04/05/2026		1,000	1,182
4.892% due 05/18/2029 •		300	361
5.076% due 01/27/2030 •		5,732	7,049
6.000% due 12/29/2025 •(h)(i)		15,400	16,907
8.000% due 08/10/2025 •(h)(i)		3,100	3,618
8.625% due 08/15/2021 •(h)(i)		4,600	4,785
NatWest Markets PLC 0.625% due 03/02/2022	EUR	5,000	6,161
Reckitt Benckiser Treasury Services PLC
0.798% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,737
2.375% due 06/24/2022		200	206
Santander UK Group Holdings PLC
2.875% due 08/05/2021		200	203
3.373% due 01/05/2024 •		5,000	5,267
3.571% due 01/10/2023		4,200	4,328
3.823% due 11/03/2028 •		6,600	7,446
4.750% due 09/15/2025		5,750	6,489
4.796% due 11/15/2024 •		900	1,002
7.375% due 06/24/2022 •(h)(i)	GBP	1,200	1,719
Santander UK PLC
0.600% (SONIO/N + 0.550%) due 02/12/2027 ~		36,600	50,596
4.250% due 04/12/2021	EUR	5,200	6,434
5.000% due 11/07/2023		$2,404	2,656

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		38,000	38,163
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	9,898	18,340
Yorkshire Building Society 1.250% due 06/11/2021	EUR	100	123
			774,036
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	23,443	32,025
Business Mortgage Finance PLC 2.048% due 02/15/2041 •		2,907	3,940
Durham Mortgages A PLC 0.601% due 03/31/2053 •		17,048	23,298
Durham Mortgages B PLC 0.651% due 03/31/2054 •		2,436	3,324
EuroMASTR PLC 0.243% due 06/15/2040 •		120	158
Eurosail PLC
0.000% due 12/10/2044 •	EUR	1,134	1,381
0.000% due 12/15/2044 •		7,714	9,179
0.000% due 03/13/2045 •		116	140
0.198% due 06/10/2044 •	GBP	453	619
0.201% due 03/13/2045 •		19	26
0.741% due 09/13/2045 •		1,340	1,775
0.991% due 06/13/2045 •		630	860
Finsbury Square PLC
0.854% due 03/16/2070 •		13,218	18,047
1.064% due 12/16/2069 •		6,382	8,749
1.370% due 06/16/2070 •		9,762	13,446
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	13	15
0.000% due 03/18/2039 •		906	1,099
0.177% due 06/18/2039 •	GBP	22	30
0.187% due 06/18/2038 •		491	662
0.366% due 06/18/2039 •		$845	824
Hawksmoor Mortgage Funding PLC 1.104% due 05/25/2053 •	GBP	9,808	13,435
Hawksmoor Mortgages 1.104% due 05/25/2053 •		35,048	48,006
Jupiter PLC 0.000% due 06/01/2060 «•		52,500	71,169
Landmark Mortgage Securities PLC 0.257% due 06/17/2038 •		13	17
Ludgate Funding PLC 0.000% due 01/01/2061 •	EUR	163	193
Mansard Mortgages PLC 0.693% due 12/15/2049 •	GBP	6,064	8,191
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	3,470	3,937
0.057% due 12/15/2050 •		6,511	7,797
0.214% due 12/01/2050 •	GBP	58	76
0.243% due 12/15/2050 •		2,998	3,642
0.707% due 12/15/2050 •	EUR	1,352	1,611
0.957% due 12/15/2050 •		2,217	2,611
1.043% due 12/15/2050 •	GBP	2,974	3,909
1.293% due 12/15/2050 •		1,677	2,238
Residential Mortgage Securities PLC 1.234% due 09/20/2065 •		11,143	15,268
Resloc UK PLC
0.203% due 12/15/2043 •		565	738
0.263% due 12/15/2043 •		972	1,249
Ripon Mortgages PLC 0.851% due 08/20/2056 •		49,490	67,644
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	103	119
0.191% due 06/12/2044 •	GBP	1,754	2,291
0.211% due 06/12/2044 •		4,890	6,464
0.370% due 06/12/2044 •		$245	230
Silverstone Master Issuer PLC
0.779% due 01/21/2070 •		3,744	3,750
0.806% due 01/21/2070 •	GBP	12,936	17,864
Stratton Mortgage Funding PLC
0.841% due 03/12/2044 •		4,921	6,727
1.254% due 05/25/2051 •		7,806	10,693
Towd Point Mortgage Funding
0.956% due 07/20/2045 •		46,030	62,957
1.255% due 02/20/2054 •		4,554	6,243
Towd Point Mortgage Funding PLC
0.851% (BP0003M + 0.800%) due 02/20/2045 ~		8,205	11,188
0.955% due 05/20/2045 •		16,497	22,551
1.073% due 10/20/2051 •		23,555	32,339
Tower Bridge Funding PLC 1.234% due 12/20/2061 •		2,085	2,857

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Trinity Square PLC 1.196% due 07/15/2051 •	5,890	8,063
Uropa Securities PLC
0.238% due 06/10/2059 •	2,957	3,889
0.388% due 06/10/2059 •	763	976
0.588% due 06/10/2059 •	597	732
0.788% due 06/10/2059 •	635	805
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	1	2,259
1.003% due 12/21/2049 •	49,284	67,371
1.703% due 12/21/2049 •	6,230	8,502
2.203% due 12/21/2049 •	3,115	4,247
2.703% due 12/21/2049 •	1,780	2,417
3.203% due 12/21/2049 •	1,780	2,388
		659,250
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	19	4,670
SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050	19,000	25,183
1.750% due 01/22/2049	28,000	48,173
4.250% due 12/07/2040 (l)	40,600	93,050
		166,406
Total United Kingdom (Cost $1,485,204)		1,604,362
UNITED STATES 64.2%
ASSET-BACKED SECURITIES 5.2%
Accredited Mortgage Loan Trust 4.330% due 06/25/2033 þ	$97	97
ACE Securities Corp. Home Equity Loan Trust
0.218% due 11/25/2036 •	4,501	2,438
0.733% due 02/25/2036 •	15,106	12,910
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.088% due 06/25/2029 •	197	187
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.968% due 02/25/2034 •	298	290
Asset-Backed Funding Certificates Trust 0.278% due 01/25/2037 •	5,192	4,050
Asset-Backed Securities Corp. Home Equity Loan Trust
1.243% due 02/25/2035 •	8,166	8,190
1.509% due 04/15/2033 •	795	796
Bear Stearns Asset-Backed Securities Trust
0.368% due 03/25/2037 •	9,991	10,042
0.808% due 10/25/2032 •	8	8
0.948% due 10/27/2032 •	32	32
1.148% due 10/25/2037 •	20	20
Citigroup Mortgage Loan Trust
0.208% due 07/25/2045 •	268	226
0.298% due 12/25/2036 •	6,494	3,384
0.308% due 12/25/2036 •	3,084	2,154
0.318% due 05/25/2037 •	535	535
0.328% due 01/25/2037 •	5,997	5,043
0.448% due 08/25/2036 •	16,899	16,082
0.668% due 03/25/2036 •	6,998	6,707
4.400% due 10/25/2037 þ	1,439	1,522
Citigroup Mortgage Loan Trust, Inc.
0.408% due 03/25/2037 •	2,479	2,309
0.408% due 06/25/2037 •	3,726	3,612
Countrywide Asset-Backed Certificates
0.288% due 05/25/2035 •	3,783	3,629
0.288% due 06/25/2035 •	6,329	5,877
0.288% due 08/25/2037 ^•	4,948	4,554
0.318% due 06/25/2047 •	273	273
0.348% due 06/25/2047 ^•	6,772	6,212
0.408% due 12/25/2036 ^•	1,284	1,215
0.438% due 07/25/2036 •	5,686	5,688
0.468% due 05/25/2036 •	2,767	2,768
0.488% due 12/25/2036 ^•	295	209
0.628% due 03/25/2036 •	1,372	1,291
1.123% due 01/25/2036 •	23,739	23,876
4.667% due 08/25/2035 ^~	917	889
Countrywide Asset-Backed Certificates Trust
1.153% due 10/25/2035 •	12,200	12,028
1.723% due 12/25/2034 •	10,071	9,937
4.740% due 10/25/2035 ~	9	9
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •	33	32

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •		4	3
First Franklin Mortgage Loan Trust 1.048% due 03/25/2034 •		884	884
Fremont Home Loan Trust
0.298% due 10/25/2036 •		7,518	4,048
0.688% due 02/25/2036 •		7,522	6,846
GSAA Home Equity Trust
0.508% due 03/25/2036 •		7,533	3,565
5.995% due 03/25/2046 ^~		1,064	637
GSAMP Trust 0.278% due 12/25/2046 •		9,810	6,295
Home Equity Asset Trust 0.748% due 11/25/2032 •		2	2
Home Equity Mortgage Loan Asset-Backed Trust
0.318% due 04/25/2037 •		4,758	3,784
0.388% due 04/25/2037 •		9,737	7,479
HSI Asset Securitization Corp. Trust
0.408% due 04/25/2037 •		7,971	5,439
0.763% due 01/25/2036 •		4,500	4,392
JPMorgan Mortgage Acquisition Trust
0.258% due 08/25/2036 •		57	46
0.283% due 07/25/2036 •		3,673	3,138
Long Beach Mortgage Loan Trust
0.668% due 08/25/2045 •		2,189	2,128
0.708% due 10/25/2034 •		12	12
MASTR Asset-Backed Securities Trust
0.248% due 08/25/2036 •		7,472	3,540
0.298% due 10/25/2036 •		13,024	5,836
0.368% due 10/25/2036 •		3,875	1,769
0.448% due 03/25/2036 •		832	667
0.883% due 10/25/2035 •		10,803	10,527
Merrill Lynch Mortgage Investors Trust
0.268% due 02/25/2037 •		50	20
0.308% due 09/25/2037 •		38	22
0.868% due 05/25/2036 •		536	530
MESA Trust 0.948% due 12/25/2031 •		60	60
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 10/25/2036 •		907	849
0.288% due 05/25/2037 •		3,839	3,243
0.298% due 11/25/2036 •		11,248	8,332
0.348% due 05/25/2037 •		38,720	26,471
0.628% due 06/25/2036 •		4,713	3,181
Morgan Stanley Home Equity Loan Trust
0.318% due 04/25/2037 •		12,255	8,252
0.378% due 04/25/2037 •		9,023	6,120
0.498% due 04/25/2037 •		1,298	894
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		1,535	626
Morgan Stanley Structured Trust 0.448% due 06/25/2037 •		8,800	8,056
New Century Home Equity Loan Trust 1.273% due 10/25/2033 •		7,745	7,701
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.583% due 03/25/2036 •		5,923	5,800
Nomura Resecuritization Trust 0.322% due 12/26/2037 ~		12,850	11,689
NovaStar Mortgage Funding Trust 0.278% due 03/25/2037 •		20,095	14,886
Option One Mortgage Loan Trust
0.288% due 02/25/2037 •		15,433	9,919
0.368% due 05/25/2037 •		2,478	1,817
0.928% due 02/25/2035 •		6,360	6,279
RAAC Trust 0.648% due 02/25/2037 •		6,536	6,217
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		14,481	7,222
5.675% due 06/25/2037 ^þ		16,477	6,443
5.731% due 11/25/2036 þ		26,740	14,767
Residential Asset Mortgage Products Trust
0.588% due 12/25/2035 •		2,397	2,203
0.708% due 06/25/2032 •		41	39
0.748% due 03/25/2036 •		2,169	2,131
Residential Asset Securities Corp. Trust 0.988% due 09/25/2034 •		775	765
Saxon Asset Securities Trust 1.898% due 12/25/2037 •		5,242	4,992
Securitized Asset-Backed Receivables LLC Trust
0.278% due 05/25/2037 ^•		268	222
0.318% due 08/25/2036 ^•		669	298
SLM Student Loan Trust 0.585% due 03/15/2038 •	GBP	2,815	3,666
Soundview Home Loan Trust
0.208% due 11/25/2036 •		$38	16
0.553% due 12/25/2036 •		8,457	8,222

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

0.648% due 11/25/2036 •		10,717	10,158
Structured Asset Investment Loan Trust 1.098% due 07/25/2033 •		5,780	5,634
Structured Asset Securities Corp. Mortgage Loan Trust
0.308% due 03/25/2036 •		1,840	1,762
0.368% due 12/25/2036 •		19,167	16,799
0.378% due 05/25/2047 •		6,702	6,550
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		12,583	12,684
1.636% due 04/25/2060 ~		29,618	30,177
2.710% due 01/25/2060 ~		27,749	28,752
2.900% due 10/25/2059 ~		99,877	105,575
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	26,085
WaMu Asset-Backed Certificates WaMu Trust 0.438% due 05/25/2037 •		5,680	5,076
Wells Fargo Home Equity Asset-Backed Securities Trust 0.378% due 01/25/2037 •		21,575	20,190
			681,550
CORPORATE BONDS & NOTES 6.4%
AbbVie, Inc. 1.500% due 11/15/2023	EUR	700	894
Air Lease Corp. 3.375% due 06/01/2021		$2,400	2,426
Ally Financial, Inc. 4.250% due 04/15/2021		200	202
Ambac Assurance Corp. 5.100% due 06/07/2021		1	1
American Express Co.
0.844% (US0003M + 0.620%) due 05/20/2022 ~		12,700	12,783
2.750% due 05/20/2022		9,700	10,001
American Tower Corp. 3.000% due 06/15/2023		900	954
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,598
AT&T, Inc.
1.650% due 02/01/2028		8,100	8,271
1.800% due 09/05/2026	EUR	18,600	24,779
2.250% due 02/01/2032		$8,300	8,431
2.300% due 06/01/2027		4,000	4,268
3.100% due 02/01/2043		5,400	5,479
3.150% due 09/04/2036	EUR	300	465
3.500% due 06/01/2041		$2,000	2,159
3.650% due 06/01/2051		5,900	6,178
Aviation Capital Group LLC
1.175% (US0003M + 0.950%) due 06/01/2021 ~		14,500	14,412
6.750% due 04/06/2021		1,300	1,318
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~		5,300	5,311
1.227% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,390
2.750% due 07/15/2021		400	405
3.875% due 12/15/2023		2,700	2,944
4.250% due 12/15/2025		10,300	11,787
4.375% due 12/15/2028		8,700	10,235
Boeing Co.
1.950% due 02/01/2024		13,100	13,497
2.300% due 08/01/2021		9,800	9,891
2.750% due 02/01/2026		10,300	10,836
3.250% due 02/01/2028		20,800	22,310
Boston Scientific Corp.
3.450% due 03/01/2024		3,800	4,120
3.750% due 03/01/2026		2,400	2,725
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,390
Broadcom, Inc. 3.459% due 09/15/2026		3,648	4,052
Campbell Soup Co.
3.300% due 03/15/2021		6,200	6,237
3.650% due 03/15/2023		1,972	2,106
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		3,100	3,308
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,206
3.750% due 02/15/2028		19,100	21,440
4.464% due 07/23/2022		12,050	12,707
5.125% due 07/01/2049		5,200	6,347
Citibank N.A. 2.844% due 05/20/2022 •		4,250	4,291
Comcast Corp. 0.250% due 05/20/2027	EUR	10,300	12,789
CVS Health Corp.
2.750% due 12/01/2022		$1,000	1,040
3.350% due 03/09/2021		1,009	1,015
3.625% due 04/01/2027		1,900	2,164

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

3.700% due 03/09/2023		830	889
CyrusOne LP 1.450% due 01/22/2027	EUR	4,300	5,324
Daimler Finance North America LLC
1.121% (US0003M + 0.900%) due 02/15/2022 ~		$18,000	18,138
2.850% due 01/06/2022		800	819
2.875% due 03/10/2021		500	502
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024		3,922	4,022
Duke Energy Corp. 0.871% (US0003M + 0.650%) due 03/11/2022 ~		17,600	17,698
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022		1,800	1,948
Enable Midstream Partners LP 3.900% due 05/15/2024		900	921
Energy Transfer Operating LP 4.650% due 06/01/2021		4,700	4,736
Equitable Holdings, Inc.
3.900% due 04/20/2023		1,000	1,076
4.350% due 04/20/2028		6,100	7,213
Exelon Corp. 4.450% due 04/15/2046		500	638
Fidelity National Information Services, Inc.
0.125% due 05/21/2021	EUR	8,200	10,030
1.700% due 06/30/2022	GBP	3,700	5,163
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	2,400	2,921
0.000% due 12/01/2021 •		300	363
0.000% due 12/07/2022 •		2,600	3,072
0.172% due 12/01/2024 •		900	1,020
0.217% due 11/15/2023 •		500	585
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$5,500	5,477
1.104% (US0003M + 0.880%) due 10/12/2021 ~		2,600	2,569
1.514% due 02/17/2023	EUR	200	245
1.521% (US0003M + 1.270%) due 03/28/2022 ~		$1,400	1,376
2.330% due 11/25/2025	EUR	1,600	1,991
2.748% due 06/14/2024	GBP	1,400	1,917
3.021% due 03/06/2024	EUR	500	634
3.087% due 01/09/2023		$1,400	1,427
3.200% due 01/15/2021		1,000	1,002
3.336% due 03/18/2021		8,800	8,833
3.339% due 03/28/2022		1,800	1,820
3.375% due 11/13/2025		13,800	14,149
3.470% due 04/05/2021		400	401
3.664% due 09/08/2024		2,900	2,981
3.810% due 01/09/2024		400	411
4.000% due 11/13/2030		8,900	9,373
4.140% due 02/15/2023		2,800	2,891
4.535% due 03/06/2025	GBP	4,800	6,985
5.584% due 03/18/2024		$1,600	1,728
5.750% due 02/01/2021		3,300	3,314
GATX Corp.
0.945% (US0003M + 0.720%) due 11/05/2021 ~		2,600	2,606
4.850% due 06/01/2021		1,100	1,120
General Mills, Inc. 4.000% due 04/17/2025		500	566
General Motors Financial Co., Inc. 1.080% (US0003M + 0.850%) due 04/09/2021 ~		100	100
Goldman Sachs Group, Inc.
2.000% due 07/27/2023	EUR	8,200	10,571
4.223% due 05/01/2029 •		$8,400	9,968
5.750% due 01/24/2022		10,600	11,206
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		9,400	10,257
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~		7,900	7,902
Hewlett Packard Enterprise Co.
0.958% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,901
3.500% due 10/05/2021		2,600	2,655
Jackson National Life Global Funding 2.375% due 09/15/2022		17,000	17,583
JPMorgan Chase & Co. 2.776% due 04/25/2023 •		11,100	11,463
Kilroy Realty LP 3.450% due 12/15/2024		1,800	1,953
Kinder Morgan, Inc. 5.000% due 02/15/2021		1,600	1,605
Micron Technology, Inc. 4.185% due 02/15/2027		1,500	1,769
Morgan Stanley
0.790% (CDOR03 + 0.300%) due 02/03/2023 ~(j)	CAD	35,400	27,861
0.919% (SOFRRATE + 0.830%) due 06/10/2022 ~		$31,000	31,083
MPLX LP 3.500% due 12/01/2022		600	630
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	11,100	15,462

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		$2,200	2,206
2.650% due 07/13/2022		1,100	1,126
3.150% due 03/15/2021		400	402
3.650% due 09/21/2021		1,200	1,221
3.875% due 09/21/2023		1,900	2,029
ONEOK, Inc. 4.550% due 07/15/2028		2,400	2,749
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	203
2.950% due 03/01/2026		700	741
3.150% due 01/01/2026		1,400	1,493
3.500% due 08/01/2050		500	498
3.950% due 12/01/2047		900	934
4.000% due 12/01/2046		800	833
4.250% due 03/15/2046		500	538
4.300% due 03/15/2045		600	640
4.500% due 07/01/2040		300	335
4.550% due 07/01/2030		500	570
4.600% due 06/15/2043		1,100	1,209
4.750% due 02/15/2044		1,207	1,359
4.950% due 07/01/2050		100	119
PECO Energy Co. 1.700% due 09/15/2021		1,100	1,110
Penske Truck Leasing Co. LP
3.300% due 04/01/2021		700	703
3.375% due 02/01/2022		1,100	1,129
3.450% due 07/01/2024		5,000	5,450
RELX Capital, Inc. 3.500% due 03/16/2023		600	638
Ryder System, Inc. 2.875% due 06/01/2022		10,000	10,333
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		1,400	1,474
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		6,400	6,404
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,200	2,272
Southern California Edison Co. 3.500% due 10/01/2023		12,200	13,101
Spirit AeroSystems, Inc.
1.017% (US0003M + 0.800%) due 06/15/2021 ~		3,200	3,160
3.950% due 06/15/2023		7,000	6,873
Sprint Corp. 7.250% due 09/15/2021		100	104
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		4,300	4,671
Verizon Communications, Inc. 2.987% due 10/30/2056		1,074	1,081
Volkswagen Group of America Finance LLC
1.154% (US0003M + 0.940%) due 11/12/2021 ~		17,900	18,032
3.350% due 05/13/2025		3,200	3,520
3.750% due 05/13/2030		1,000	1,155
4.000% due 11/12/2021		15,500	15,978
Walt Disney Co.
1.750% due 01/13/2026		4,700	4,928
2.650% due 01/13/2031		5,000	5,483
3.500% due 05/13/2040		2,800	3,292
3.600% due 01/13/2051		4,200	5,098
Wells Fargo Bank N.A.
0.853% (US0003M + 0.620%) due 05/27/2022 ~		13,050	13,077
2.082% due 09/09/2022 •		7,900	7,991
2.897% due 05/27/2022 •		17,950	18,133
Weyerhaeuser Co. 4.000% due 04/15/2030		9,400	11,135
WP Carey, Inc. 2.000% due 01/20/2023	EUR	4,000	5,073
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		$18,556	19,089
			837,717
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Boeing Co. 0.000% (LIBOR03M + 1.250%) due 02/07/2022 ~		7,800	7,720
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,639	7,561
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		13,188	13,138
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~		286	283
Pacific Gas & Electric Co.
2.188% (LIBOR03M + 2.000%) due 06/30/2021 «~		8,228	8,182

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

2.438% (LIBOR03M + 2.250%) due 01/03/2022 ~	6,649	6,740
		43,624
MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	100	163
California State General Obligation Bonds, Series 2017 0.933% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,498
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	325	327
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,580	1,715
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	605	614
		15,317
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	27,191	27,221
Adjustable Rate Mortgage Trust 3.311% due 09/25/2035 ^~	97	92
American Home Mortgage Assets Trust 0.528% due 05/25/2046 ^•	217	189
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	2,861	2,958
Banc of America Funding Trust
2.826% due 02/20/2036 ~	856	839
2.895% due 11/20/2034 ~	261	255
3.112% due 10/20/2046 ^~	44	38
3.500% due 01/20/2047 ^~	98	93
3.997% due 03/20/2036 ~	61	59
5.500% due 01/25/2036	152	141
6.000% due 03/25/2037 ^	203	185
Banc of America Mortgage Trust
2.998% due 09/25/2035 ^~	23	22
3.227% due 06/25/2035 ~	123	114
3.851% due 04/25/2035 ~	101	93
BCAP LLC Trust
1.484% due 01/26/2047 •	329	305
3.034% due 02/26/2036 ~	12	12
5.250% due 02/26/2036 ~	548	361
5.250% due 04/26/2037	1,148	864
Bear Stearns Adjustable Rate Mortgage Trust
2.725% due 10/25/2033 ~	45	46
2.878% due 01/25/2035 ~	229	237
3.022% due 02/25/2034 ~	9	9
3.115% due 05/25/2034 ~	103	93
3.132% due 11/25/2034 ~	2	2
3.271% due 07/25/2034 ~	38	38
3.473% due 05/25/2034 ~	97	94
Bear Stearns ALT-A Trust
2.729% due 01/25/2036 ^~	161	165
3.002% due 11/25/2035 ^~	54	48
3.084% due 08/25/2036 ^~	172	128
3.133% due 08/25/2036 ^~	834	710
3.152% due 09/25/2035 ^~	2,214	1,746
3.478% due 08/25/2036 ^~	1,140	733
3.491% due 11/25/2036 ^~	303	212
Bear Stearns Structured Products, Inc. Trust 2.728% due 12/26/2046 ^~	38	34
Chase Mortgage Finance Trust
3.195% due 02/25/2037 ~	196	197
3.276% due 07/25/2037 ~	653	595
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 05/25/2036 •	654	610
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	60	60
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	28	28
2.749% due 03/25/2037 ^~	380	330
2.895% due 07/25/2046 ^~	568	554
3.125% due 08/25/2035 ~	18	18
3.361% due 09/25/2037 ^~	520	506
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.674% due 09/25/2035 ^~	1,386	1,292
Commercial Mortgage Trust
0.610% due 03/10/2046 ~(a)	13,000	163
1.324% due 01/10/2046 ~(a)	4,293	86
Countrywide Alternative Loan Trust
0.288% due 04/25/2047 •	792	725
0.318% due 01/25/2037 ^•	28	34
0.342% due 09/20/2046 •	2,858	2,555
0.362% due 07/20/2046 ^•	436	344
0.428% due 02/25/2037 •	228	205

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

0.498% due 05/25/2037 ^•	397	127
0.528% due 09/25/2046 ^•	501	476
0.548% due 09/25/2035 ^•	165	110
0.568% due 07/25/2046 ^•	39	35
0.572% due 03/20/2046 •	61	52
0.572% due 05/20/2046 ^•	516	432
0.598% due 09/25/2035 ^•	1,193	785
1.859% due 11/25/2047 ^•	2,215	1,931
1.989% due 11/25/2047 ^•	5,147	4,519
2.009% due 08/25/2035 •	237	228
2.109% due 11/25/2035 •	213	195
2.649% due 11/25/2035 •	206	193
3.674% due 02/25/2037 ^~	101	99
5.000% due 11/25/2035	4,344	3,398
5.250% due 06/25/2035 ^	113	106
6.250% due 08/25/2037 ^	387	302
6.500% due 08/25/2032	11	12
Countrywide Home Loan Mortgage Pass-Through Trust
0.688% due 03/25/2035 •	402	390
0.728% due 04/25/2035 •	11	10
0.788% due 03/25/2035 •	348	312
0.808% due 02/25/2035 •	9	8
2.207% due 02/20/2036 ^•	380	360
2.749% due 11/25/2034 ~	374	373
3.059% due 08/25/2034 ^~	42	45
3.065% due 09/20/2036 ^~	116	110
3.081% due 02/25/2047 ^~	181	169
3.090% due 08/25/2034 ^~	18	18
3.220% due 03/25/2037 ^~	176	164
3.264% due 04/20/2036 ~	4,536	4,264
3.592% due 05/20/2036 ~	281	271
6.000% due 08/25/2037	1,364	1,050
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.785% due 07/25/2033 ~	8	8
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,866	1,623
DBUBS Mortgage Trust
0.250% due 11/10/2046 ~(a)	16,942	0
0.563% due 11/10/2046 ~(a)	1,576	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.288% due 07/25/2047 •	409	379
0.338% due 08/25/2047 •	8,738	7,901
0.898% due 10/25/2047 •	4,025	3,702
Downey Savings & Loan Association Mortgage Loan Trust 0.472% due 07/19/2045 ^•	8	0
First Horizon Mortgage Pass-Through Trust
2.829% due 10/25/2035 ~	57	59
3.197% due 08/25/2035 ~	82	70
GreenPoint Mortgage Funding Trust
0.328% due 01/25/2037 •	404	379
0.568% due 04/25/2036 •	375	362
0.688% due 11/25/2045 •	99	87
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.181% due 10/25/2033 ~	9	9
GS Mortgage Securities Corp. 1.489% due 02/10/2046 ~(a)	10,533	289
GS Mortgage Securities Trust 1.932% due 11/10/2045 ~(a)	17,744	477
GSR Mortgage Loan Trust
0.378% due 05/25/2037 •	3,591	2,394
2.636% due 01/25/2035 ~	159	153
2.870% due 11/25/2035 ~	219	219
2.930% due 03/25/2033 •	69	69
3.201% due 09/25/2035 ~	145	150
3.463% due 05/25/2035 ~	92	88
3.678% due 04/25/2035 ~	17	17
HarborView Mortgage Loan Trust
0.342% due 09/19/2037 •	694	658
0.512% due 07/19/2046 ^•	941	541
0.630% due 03/19/2036 ^•	92	87
3.444% due 07/19/2035 ^~	86	73
HomeBanc Mortgage Trust
3.143% due 04/25/2037 ^~	33	33
3.310% due 04/25/2037 ^~	783	735
Impac CMB Trust
0.868% due 10/25/2034 •	580	559
0.928% due 10/25/2034 •	171	171
1.148% due 07/25/2033 •	16	15
IndyMac Mortgage Loan Trust
0.328% due 07/25/2047 •	2,152	1,690
0.338% due 09/25/2046 •	2,383	2,188
0.388% due 06/25/2037 •	450	440
0.398% due 02/25/2037 •	721	565
0.448% due 06/25/2037 ^•	345	190
0.748% due 11/25/2035 ^•	165	118
2.900% due 12/25/2034 ~	46	47

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

3.111% due 08/25/2036 ~	441	417
3.114% due 03/25/2036 ~	5,059	4,733
3.172% due 09/25/2035 ^~	5,240	5,043
3.250% due 11/25/2035 ^~	110	105
JPMBB Commercial Mortgage Securities Trust 0.741% due 04/15/2047 ~(a)	29,311	490
JPMorgan Alternative Loan Trust
0.628% due 10/25/2036 •	11,751	11,397
2.755% due 12/25/2035 ^~	5,093	4,303
5.500% due 11/25/2036 ^~	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
0.964% due 12/15/2047 ~(a)	49,185	794
4.070% due 11/15/2043	121	121
JPMorgan Mortgage Trust
2.230% due 11/25/2033 ~	42	42
2.920% due 09/25/2035 ~	65	62
2.982% due 02/25/2036 ^~	280	231
2.999% due 10/25/2035 ~	8	8
3.207% due 07/25/2035 ~	78	78
Luminent Mortgage Trust 0.318% due 12/25/2036 •	1,527	1,442
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	24,453
MASTR Adjustable Rate Mortgages Trust
0.358% due 04/25/2046 •	1,099	999
0.748% due 05/25/2047 ^•	846	1,403
MASTR Alternative Loan Trust
0.548% due 03/25/2036 ^•	374	21
6.000% due 03/25/2036 ^	1,207	1,207
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.639% due 06/15/2030 •	15	15
2.610% due 10/20/2029 •	9	9
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •	375	371
0.648% due 11/25/2035 •	579	562
2.225% due 02/25/2033 ~	48	46
3.512% due 06/25/2035 ~	127	127
MFA Trust
1.381% due 04/25/2065 ~	40,466	40,534
1.947% due 04/25/2065 ~	16,724	16,833
Morgan Stanley Bank of America Merrill Lynch Trust
1.039% due 05/15/2046 ~(a)	46,598	881
1.329% due 02/15/2046 ~(a)	41,796	917
1.414% due 08/15/2045 ~(a)	28,899	451
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	31,043	32,682
2.750% due 11/25/2059 ~	28,389	29,881
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.708% due 12/25/2035 •	922	905
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2047 •	1,440	766
0.348% due 12/25/2046 ^•	447	402
0.508% due 07/25/2036 ^•	14,501	8,349
0.568% due 04/25/2046 •	44	19
0.688% due 05/25/2046 ^•	240	207
1.641% due 10/25/2037 ~	4,560	4,281
6.000% due 06/25/2036	578	564
6.250% due 02/25/2037	10,269	9,953
Residential Asset Securitization Trust
0.548% due 01/25/2046 ^•	105	28
5.750% due 02/25/2036	4,966	4,779
6.250% due 10/25/2036 ^	163	163
6.500% due 08/25/2036 ^	578	292
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035 ^~	177	134
6.500% due 03/25/2032	22	23
Sequoia Mortgage Trust
2.789% due 04/20/2035 ~	42	43
3.047% due 09/20/2046 ^~	1,912	1,451
Structured Adjustable Rate Mortgage Loan Trust
2.724% due 04/25/2034 ~	70	70
3.076% due 05/25/2036 ^~	127	119
3.080% due 02/25/2034 ~	70	69
3.104% due 02/25/2036 ^~	210	192
3.123% due 09/25/2034 ~	4	4
3.195% due 08/25/2035 ~	319	304
3.281% due 09/25/2036 ^~	569	492
Structured Asset Mortgage Investments Trust
0.338% due 06/25/2036 •	42	41
0.368% due 09/25/2047 •	2,462	2,194
0.448% due 08/25/2036 ^•	1,322	1,161
0.568% due 05/25/2036 •	394	338
0.588% due 05/25/2036 •	2,098	1,984
0.668% due 05/25/2046 ^•	13	7
0.732% due 07/19/2034 •	5	5
0.768% due 12/25/2035 ^•	5	5

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

2.109% due 08/25/2047 ^•	1,122	1,075
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	1,043	942
Structured Asset Securities Corp. Mortgage Loan Trust 0.438% due 10/25/2036 •	7,732	6,706
Thornburg Mortgage Securities Trust
1.398% due 06/25/2037 ^•	483	457
1.539% due 06/25/2037 •	2,170	1,987
1.589% due 06/25/2037 •	6,772	6,439
1.589% due 06/25/2047 ^•	1,167	1,072
1.589% due 06/25/2047 •	15	14
1.639% due 03/25/2037 ^•	537	494
2.183% due 10/25/2043 ~	33	33
UBS-Barclays Commercial Mortgage Trust 1.603% due 12/10/2045 ~(a)	49,384	1,087
2.134% due 01/10/2045 ~(a)	11,603	85
WaMu Mortgage Pass-Through Certificates Trust
0.708% due 11/25/2045 •	2,435	2,383
0.768% due 01/25/2045 •	186	182
0.888% due 11/25/2034 •	425	424
1.554% due 12/25/2046 •	101	95
1.589% due 06/25/2046 •	587	575
1.609% due 02/25/2046 •	1,297	1,284
1.753% due 02/27/2034 •	131	131
2.003% due 10/25/2046 •	825	790
2.748% due 12/25/2035 ~	206	204
2.917% due 10/25/2035 ~	208	210
3.046% due 09/25/2036 ~	1,870	1,755
3.157% due 08/25/2046 ^~	1,020	964
3.508% due 02/25/2037 ^~	4,078	3,708
3.566% due 04/25/2035 ~	203	205
3.746% due 06/25/2033 ~	24	24
Washington Mutual Mortgage Pass-Through Certificates Trust
0.528% due 07/25/2046 •	3,549	2,864
0.648% due 07/25/2046 ^•	1	1
1.379% due 04/25/2047 •	7,348	6,355
1.449% due 05/25/2047 ^•	24	2
1.549% due 07/25/2046 ^•	372	260
Wells Fargo-RBS Commercial Mortgage Trust
0.347% due 03/15/2048 ~(a)	40,000	276
1.173% due 03/15/2045 ~(a)	45,609	909
1.187% due 03/15/2048 ~(a)	66,622	1,317
		358,842
PREFERRED SECURITIES 1.2%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)	3,952	106,131
AT&T, Inc. 2.875% due 03/02/2025 •(h)	14,700	18,111
Bank of America Corp. 5.875% due 03/15/2028 •(h)	12,150	13,759
Charles Schwab Corp. 5.375% due 06/01/2025 •(h)	4,900	5,470
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	10,000	10,900
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(h)	1,100	1,168
		155,539
U.S. GOVERNMENT AGENCIES 41.5%
Fannie Mae
0.268% due 03/25/2034 •	$16	16
0.548% due 06/25/2036 •	334	336
0.648% due 10/25/2040 •	166	168
1.802% due 12/01/2034 •	69	71
1.944% due 06/01/2043 •	28	28
2.306% due 01/25/2022 ~(a)	3,979	36
2.625% due 06/01/2035 •	82	81
2.633% due 12/01/2030 •	7	7
2.699% due 08/01/2023 •	6	6
2.880% due 11/01/2034 •	445	470
3.000% due 03/01/2060	18,409	19,975
3.500% due 01/01/2059	35,931	39,737
3.700% due 01/01/2023 •	10	10
3.710% due 04/01/2032 •	6	6
3.810% due 08/01/2036 •	13	13
6.000% due 04/25/2043 - 07/25/2044	653	760
Freddie Mac
0.499% due 01/15/2038 •	5,069	5,067
0.639% due 10/15/2040 •	1,595	1,607
0.759% due 12/15/2037 •	186	189
0.796% due 09/25/2022 ~(a)	21,363	250
0.957% due 11/25/2022 ~(a)	30,391	424
1.481% due 10/25/2021 ~(a)	24,167	124

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

1.809% due 10/25/2044 •		1,103	1,125
1.944% due 02/25/2045 •		81	81
2.365% due 09/01/2035 •		24	26
2.663% due 01/15/2038 ~(a)		5,069	307
3.391% due 06/01/2022 •		10	10
3.500% due 07/01/2048		2,854	3,014
6.000% due 12/01/2033		428	483
6.500% due 11/15/2023		4	4
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		50	51
2.250% due 08/20/2027 •		11	11
2.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~		24	25
2.875% due 04/20/2027 - 05/20/2030 •		105	110
3.000% due 07/20/2046 - 05/20/2047		1,904	1,947
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~		17	17
3.125% due 11/20/2030 •		3	3
6.000% due 08/20/2034		4,418	5,055
Ginnie Mae, TBA 2.000% due 03/01/2051		254,000	264,755
Small Business Administration 5.110% due 04/01/2025		9	9
Uniform Mortgage-Backed Security
2.500% due 04/01/2045 - 11/01/2050		17,100	18,187
3.000% due 10/01/2049		29,177	31,679
3.500% due 04/01/2027 - 08/01/2050		155,413	165,151
3.500% due 02/01/2048 - 08/01/2048 (l)		37,861	40,078
4.000% due 06/01/2038 - 06/01/2050		117,437	125,487
4.000% due 03/01/2049 (l)		303,821	323,458
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051		1,574,600	1,630,687
2.500% due 01/01/2051 - 03/01/2051		671,950	707,096
3.500% due 01/01/2036 - 02/01/2051		418,600	442,586
4.000% due 01/01/2051 - 02/01/2051		1,343,276	1,435,101
4.500% due 01/01/2051		121,200	131,362
			5,397,286
U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (p)		50,800	50,153
1.625% due 11/15/2050 (n)(p)		17,500	17,400
5.250% due 02/15/2029 (l)(p)		900	1,220
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (n)(p)		7,363	7,495
0.125% due 04/15/2022 (n)(p)		46,466	47,444
0.125% due 07/15/2030 (n)(p)		10,765	12,082
0.250% due 02/15/2050		7,191	8,582
0.500% due 01/15/2028 (l)(n)(p)		138,705	157,333
0.625% due 04/15/2023 (n)		4,612	4,857
0.750% due 02/15/2045 (n)		1,050	1,356
1.000% due 02/15/2048 (l)(n)(p)		35,583	49,595
2.375% due 01/15/2027 (n)(p)		5,423	6,744
2.500% due 01/15/2029 (l)(n)(p)		30,501	40,082
3.875% due 04/15/2029 (l)(n)(p)		11,879	17,123
U.S. Treasury Notes
0.625% due 05/15/2030 (l)		76,650	74,901
1.625% due 08/15/2029 (l)		73,300	78,379
1.750% due 11/15/2029		36,550	39,484
2.000% due 08/15/2025 (n)(p)		17,000	18,313
2.000% due 11/15/2026 (n)(p)		9,600	10,449
2.250% due 11/15/2025 (n)(p)		5,600	6,116
2.625% due 06/15/2021 (n)(p)		5,500	5,562
2.875% due 04/30/2025 (l)(n)(p)		179,700	199,660
U.S. Treasury STRIPS
0.000% due 11/15/2023 (a)(n)		11,000	10,945
			865,275
Total United States (Cost $8,142,643)			8,355,150
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (k) 0.3%			43,274
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	339,716	2,476
JAPAN TREASURY BILLS 0.6%
(0.089)% due 03/15/2021 (e)(f)	JPY	7,980,000	77,300
U.S. TREASURY BILLS 0.3%
0.085% due 01/05/2021 - 02/25/2021 (d)(e)(p)		$33,131	33,130

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.083% due 02/18/2021 - 03/16/2021 (b)(d)(e)(l)(p)	14,123	14,121
Total Short-Term Instruments (Cost $169,602)		170,301
Total Investments in Securities (Cost $17,493,045)		18,567,207
	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short Asset Portfolio	62,985,930	631,434
PIMCO Short-Term Floating NAV Portfolio III	7,598,714	74,931
Total Short-Term Instruments (Cost $703,540)		706,365
Total Investments in Affiliates (Cost $703,540)		706,365
Total Investments 148.1% (Cost $18,196,585)		$19,273,572
Financial Derivative Instruments (m)(o) (0.7)%(Cost or Premiums, net $(15,399))		(89,658)
Other Assets and Liabilities, net (47.4)%		(6,165,919)
Net Assets 100.0%		$13,017,995

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				When-issued security.
(c)				Payment in-kind security.
(d)				Coupon represents a weighted average yield to maturity.
(e)				Zero coupon security.
(f)				Coupon represents a yield to maturity.
(g)				Principal amount of security is adjusted for inflation.
(h)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)				Contingent convertible security.
(j)				RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost		Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$106,494		$106,131	0.82%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	10,600		10,846	0.08
Morgan Stanley				0.790	02/03/2023	01/30/2020	26,835		27,861	0.21
							$143,929		$144,838	1.11%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$43,274	U.S. Treasury Bills 0.000% due 12/30/2021			$(44,140)	$43,274	$43,274
Total Repurchase Agreements								$(44,140)	$43,274	$43,274
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BCY				0.190%	12/14/2020	01/14/2021		$(329,952)		$(329,989)
BOS				0.070	12/17/2020	01/15/2021		(35,434)		(35,435)
				0.160	12/02/2020	01/07/2021		(58,072)		(58,081)
				0.160	12/04/2020	01/07/2021		(24,797)		(24,800)
				0.160	12/15/2020	01/15/2021		(11,459)		(11,460)
				0.160	12/16/2020	01/15/2021		(28,527)		(28,529)
				0.170	11/19/2020	01/19/2021		(9,598)		(9,600)
				0.180	11/13/2020	01/11/2021		(9,487)		(9,489)
BPS				(0.850)	12/16/2020	TBD(2)	EUR	(5,424)		(6,623)
				(0.460)	11/20/2020	02/17/2021		(32,586)		(39,787)
BRC				(0.520)	11/18/2020	02/17/2021		(89,779)		(109,605)
				(0.500)	11/19/2020	02/17/2021		(8,295)		(10,127)
BSN				0.180	10/13/2020	01/13/2021		$(7,760)		(7,764)
DBL				(1.350)	05/13/2020	TBD(2)	EUR	(3,957)		(4,793)
				(0.540)	11/19/2020	02/17/2021		(44,841)		(54,742)
				(0.530)	11/19/2020	02/17/2021		(12,913)		(15,765)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

(0.520)	11/19/2020	02/17/2021	(75,088)	(91,671)
(0.510)	11/19/2020	02/17/2021	(126,589)	(154,547)
(0.500)	11/19/2020	02/17/2021	(82,021)	(100,138)
DEU	0.170	11/02/2020	01/04/2021	$(32,678)	(32,688)
GRE	0.170	11/03/2020	02/03/2021	(67,138)	(67,158)
0.180	11/13/2020	01/13/2021	(10,754)	(10,757)
IND	0.150	12/16/2020	02/11/2021	(52,502)	(52,506)
JML	(0.530)	11/18/2020	02/17/2021	EUR	(70,330)	(85,859)
(0.500)	11/12/2020	02/17/2021	(38,689)	(47,230)
JPS	0.161	12/14/2020	01/19/2021	$(8,072)	(8,073)
MBC	(0.500)	11/19/2020	02/17/2021	EUR	(60,629)	(74,020)
RDR	(0.250)	12/21/2020	TBD(2)	$(10,149)	(10,149)
SCX	0.160	11/12/2020	02/11/2021	GBP	(55,218)	(75,527)
Total Reverse Repurchase Agreements	$(1,566,912)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

Canada (0.6)%
Sovereign Issues (0.6%)
Canada Government International Bond	2.750%	12/01/2048	CAD	78,620	$(81,992	$(84,963)
United States (11.7%)
U.S. Government Agencies (11.4)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2051	$355,900	(374,129)	(375,141)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2051	142,500	(149,892)	(149,942)
Uniform Mortgage-Backed Security, TBA	3.000	01/01/2051	725,200	(758,412)	(759,756)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2051	185,400	(194,181)	(194,408)
Total U.S. Government Agencies	(1,476,614)	(1,479,247)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.750%	11/15/2029	39,550	(43,560)	(42,820)
Total United States	1,520,174	1,522,067

Total Short Sales (12.3)%	$(1,602,166)	$(1,607,030)
(l)	Securities with an aggregate market value of $1,586,710 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(1,589,967) at a weighted average interest rate of (0.095%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for short sales includes $311 of accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note March 2021 Futures	$118.000	02/19/2021	124	$124	$1	$0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	866	2,165	196	243
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	396	990	85	104
Total Purchased Options	$282	$347
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	2,126	$241,316	$332	$195	$(293)
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	3,137	19	(3)	0	0
Call Options Strike @ EUR 193.000 on Euro-Bund 10-Year Bond March 2021 Futures (1)	02/2021	1,641	20	(2)	0	0
Euro-Bobl March Futures	03/2021	39	6,441	6	0	(1)
Euro-BTP Italy Government Bond March Futures	03/2021	4,972	923,315	5,255	365	0
Euro-Buxl 30-Year Bond March Futures	03/2021	502	138,133	355	0	(184)
Euro-OAT France Government 10-Year Bond March Futures	03/2021	205	42,039	9	0	(2)
Japan Government 10-Year Bond March Futures	03/2021	510	750,368	(509)	49	(148)
U.S. Treasury 5-Year Note March Futures	03/2021	554	69,895	134	26	0
United Kingdom Long Gilt March Futures	03/2021	568	105,279	1,141	225	0
$6,718	$860	$(628)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	751	$(67,995)	$(46)	$0	$(10)
Canada Government 10-Year Bond March Futures	03/2021	2,322	(271,985)	(535)	0	(620)
Euro-Bund 10-Year Bond March Futures	03/2021	1,576	(342,014)	(444)	116	0
Euro-Schatz March Futures	03/2021	3,137	(430,273)	143	19	0
U.S. Treasury 10-Year Note March Futures	03/2021	3,090	(426,661)	(348)	0	(338)
U.S. Treasury 30-Year Bond March Futures	03/2021	109	(18,877)	242	0	(38)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	399	(85,211)	1,655	0	(299)
$667	$135	$(1,305)
Total Futures Contracts	$7,385	$995	$(1,933)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	2.652%	EUR	4,800	$12	$(332)	$(320)	$0	$(7)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.780	2,500	(14)	(189)	(203)	0	(1)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.240	$6,400	113	(38)	75	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.533	EUR	4,900	(145)	316	171	3	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.238	10,675	(510)	663	153	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2025	0.654	5,700	(188)	299	111	0	(3)
$(732)	$719	$(13)	$3	$(15)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$1,840	$(81)	$(93)	$(174)	$0	$(3)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	184,100	(8,664)	(8,863)	(17,527)	0	(365)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	31,300	75	(132)	(57)	0	(37)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	131,800	417	(351)	66	0	(143)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	546,700	(2,526)	(2,326)	(4,852)	0	(687)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	394,500	(2,998)	(4,029)	(7,027)	0	(8)
$(13,777)	$(15,794)	$(29,571)	$0	$(1,243)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.IG-34 5-Year Index	1.000%	Quarterly	06/20/2025	$3,100	$25	$27	$52	$2	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	5,700	126	16	142	4	0
$151	$43	$194	$6	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$3,162,300	$(23)	$(1,340)	$(1,363)	$0	$(111)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	(195)	(195)	0	(26)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	(42)	(42)	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	71,100	0	(20)	(20)	0	(3)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		374,100	28	(204)	(176)	0	(14)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		285,300	0	(51)	(51)	26	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		91,200	0	(5)	(5)	17	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		302,200	43	(50)	(7)	50	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		269,400	0	(87)	(87)	40	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		229,600	0	(57)	(57)	31	0
							$48	$(2,051)	$(2,003)	$164	$(158)
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	150,750	$265	$51	$316	$121	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2025		12,700	3	441	444	15	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026		207,100	116	(200)	(84)	314	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2031		22,300	353	(89)	264	68	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		82,400	67	780	847	259	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2051		27,900	(875)	267	(608)	294	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		12,550	1,000	(47)	953	138	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	379,000	(2)	(8)	(10)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		257,800	0	(18)	(18)	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		649,000	0	(52)	(52)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		328,100	0	(24)	(24)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		380,000	0	(29)	(29)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		89,000	0	(11)	(11)	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		143,800	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		5,210,700	(56)	6,432	6,376	0	(4)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		312,500	(480)	(7)	(487)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	51,800	0	487	487	2	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		36,700	0	346	346	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		31,000	136	239	375	2	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		34,800	0	696	696	19	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	498	498	13	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		67,500	(544)	2,322	1,778	48	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		415,200	10,768	27,268	38,036	979	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	2,772	2,785	154	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		223,400	2,519	9,351	11,870	549	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		233,500	(2,385)	8,094	5,709	615	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		95,400	1,519	17,920	19,439	742	0
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	369,000	359	1,534	1,893	140	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026		39,600	(169)	1,713	1,544	25	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025	NZD	10,350	(32)	44	12	1	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(10)	302	0	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	686	1,321	0	(16)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$235,200	855	(3,974)	(3,119)	0	(19)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		123,400	(1,718)	(1,169)	(2,887)	0	(25)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		177,100	(410)	(3,282)	(3,692)	0	(21)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		805,400	(8,412)	(572)	(8,984)	0	(39)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		150,800	0	(5,037)	(5,037)	0	(23)
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		130,050	0	(3,835)	(3,835)	0	(30)
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	(4,031)	(4,031)	0	(34)
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	(3,068)	(3,068)	0	(17)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		39,000	(2,112)	(1,284)	(3,396)	0	(20)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		129,700	(4,131)	416	(3,715)	0	(59)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		275,700	7,553	418	7,971	163	0
Receive(8)	3-Month USD-LIBOR	0.300	Semi-Annual	01/15/2026		697,000	1,349	3,479	4,828	0	(290)
Pay(8)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		319,750	(2,932)	(2,827)	(5,759)	339	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		583,300	(8,410)	3,814	(4,596)	0	(783)
Receive(8)	3-Month USD-LIBOR	0.550	Semi-Annual	01/15/2031		1,196,700	14,786	30,474	45,260	0	(1,459)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		45,555	1,118	(48)	1,070	0	(60)
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		49,100	845	44	889	0	(167)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		22,900	(671)	1,165	494	0	(81)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		5,700	(531)	767	236	0	(20)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		61,400	329	2,054	2,383	0	(280)
Receive(8)	3-Month USD-LIBOR	0.800	Semi-Annual	01/15/2051		92,100	2,248	12,359	14,607	0	(274)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	904	961	32	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	1,105	1,289	37	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	87,000	(1,857)	(194)	(2,051)	24	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	871	871	0	(14)
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	599,300	(636)	491	(145)	0	(4)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	25	18	0	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		1,240,800	(2,666)	(2,536)	(5,202)	0	(128)
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		80,900	2,683	5,090	7,773	0	(20)
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	03/17/2031		3,800	(12)	9	(3)	1	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		761,000	(1,441)	(938)	(2,379)	224	0
Pay(8)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		39,500	0	279	279	0	(1)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		21,600	(1,929)	(217)	(2,146)	0	(4)
Pay	6-Month EUR-EURIBOR	0.550	Annual	12/15/2040		600	70	12	82	0	0
Receive(8)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	12	12	0	(3)
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2051		96,900	1,594	(2,326)	(732)	0	(39)
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		56,400	(491)	115	(376)	0	(24)
Receive(8)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		13,400	0	(344)	(344)	0	(5)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	521	379	3	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039	JPY	12,100,000	217	(3,605)	(3,388)	220	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		18,400,000	(507)	6,439	5,932	0	(518)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	33,100	0	1,217	1,217	92	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	111	552	663	26	0
Receive	UKRPI	3.241	Maturity	02/15/2025	GBP	27,300	0	(671)	(671)	0	(2)
Receive	UKRPI	3.257	Maturity	02/15/2025		90,500	0	(2,335)	(2,335)	0	(7)
Receive	UKRPI	3.258	Maturity	02/15/2025		67,600	0	(1,752)	(1,752)	0	(5)
Receive	UKRPI	3.262	Maturity	02/15/2025		72,000	0	(1,888)	(1,888)	0	(6)
Receive	UKRPI	3.334	Maturity	08/15/2025		35,300	(49)	(228)	(277)	30	0
Receive	UKRPI	3.355	Maturity	11/15/2025		15,600	(52)	(29)	(81)	9	0
Pay	UKRPI	3.386	Maturity	01/15/2030		17,500	0	513	513	0	(90)
Pay	UKRPI	3.436	Maturity	02/15/2030		21,000	0	697	697	0	(107)
Pay	UKRPI	3.450	Maturity	02/15/2030		65,900	37	2,321	2,358	0	(335)
Pay	UKRPI	3.453	Maturity	02/15/2030		116,600	0	4,236	4,236	0	(593)
Pay	UKRPI	3.475	Maturity	08/15/2030		35,300	0	542	542	0	(205)
Receive	UKRPI	3.397	Maturity	11/15/2030		16,210	124	(78)	46	94	0
Receive	UKRPI	3.445	Maturity	11/15/2030		13,970	0	(84)	(84)	81	0
Pay	UKRPI	3.473	Maturity	11/15/2030		15,600	0	172	172	0	(90)
Receive	UKRPI	3.510	Maturity	11/15/2030		7,230	0	(129)	(129)	42	0
Pay	UKRPI	3.217	Maturity	11/15/2040		27,610	(477)	(732)	(1,209)	0	(169)
Pay	UKRPI	3.272	Maturity	11/15/2040		9,900	(2)	(175)	(177)	0	(59)
Pay	UKRPI	3.273	Maturity	11/15/2040		13,970	0	(246)	(246)	0	(83)
Pay	UKRPI	3.340	Maturity	11/15/2040		12,230	0	178	178	0	(71)
Receive	UKRPI	3.000	Maturity	11/15/2050		11,400	421	696	1,117	0	(58)
Receive	UKRPI	3.051	Maturity	11/15/2050		9,900	0	523	523	0	(54)
Receive	UKRPI	3.143	Maturity	11/15/2050		5,000	0	(155)	(155)	0	(31)
							$8,508	$116,149	$124,657	$5,917	$(6,446)
Total Swap Agreements							$(5,802)	$99,066	$93,264	$6,090	$(7,862)
(n)

Securities with an aggregate market value of $223,728 and cash of $74,760 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Future styled option.
(2)	Unsettled variation margin liability of $(46) for closed futures agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	01/2021	EUR	96		$117	$0	$0
BOA	01/2021	AUD	128,009		94,521	0	(4,173)
	01/2021	JPY	49,116,247		472,152	0	(3,547)
	01/2021	TWD	362,771		12,910	0	(12)
	01/2021		$41,978	NOK	371,045	1,297	0
	01/2021		635	PLN	2,455	22	0
	03/2021	HKD	7,437		$959	0	0
	03/2021	JPY	7,980,000		76,991	0	(356)
	03/2021		$16,114	KRW	17,583,597	46	0
BPS	01/2021	BRL	249		$48	0	0
	01/2021	EUR	70,810		85,969	0	(544)
	01/2021	TWD	203,918		7,275	11	0
	01/2021		$48	BRL	249	0	0
	01/2021		47,620	CHF	42,302	168	0
	01/2021		3,778	CLP	2,819,332	190	0
	01/2021		46,792	GBP	34,677	631	0
	01/2021		64,011	JPY	6,629,100	193	0
	01/2021		215	PLN	833	8	0
	01/2021		4,045	RUB	312,459	174	0
	01/2021		15,348	SEK	129,580	402	0
	02/2021	DKK	828,372		$132,203	0	(3,854)
	03/2021	TWD	1,141,605		40,995	0	(134)
	03/2021		$24,557	CNH	163,947	535	0
	03/2021		457	CNY	3,009	3	0
	03/2021		1,297	IDR	18,511,358	26	0
	03/2021		8,478	KRW	9,255,796	30	(1)
	03/2021		786	SGD	1,060	17	0
BRC	01/2021	BRL	99,225		$18,797	0	(306)
	01/2021		$19,094	BRL	99,225	9	0
	01/2021		2,158	GBP	1,607	39	0
	01/2021		1,049	JPY	108,400	1	0
	01/2021		20,265	RUB	1,562,295	833	0
	02/2021	DKK	82,473		$13,257	0	(289)
	02/2021		$13,238	BRL	69,753	187	0
	03/2021		19	KRW	20,990	0	0
CBK	01/2021	EUR	27,615		$33,145	0	(594)
	01/2021	JPY	5,931,599		56,946	0	(503)
	01/2021	PEN	26,185		7,280	45	0
	01/2021		$48,064	CHF	42,538	0	(10)
	01/2021		11,248	CLP	8,395,720	567	0
	01/2021		10,042	EUR	8,281	76	0
	01/2021		11,603	NOK	102,380	338	0
	01/2021		10	PLN	38	0	0
	01/2021		1,264	RUB	97,266	49	0
	01/2021		15,260	SEK	130,140	559	0
	01/2021		16,227	ZAR	253,866	1,005	0
	01/2021	ZAR	671		$43	0	(3)
	02/2021	DKK	869,177		139,276	0	(3,484)
	02/2021	ILS	123,687		38,026	0	(489)
	02/2021	PEN	182,911		50,293	34	(284)
	02/2021		$1,534	RUB	112,995	0	(14)
	03/2021	CNH	3,327,056		$498,182	0	(11,037)
	03/2021	MXN	258,117		12,635	0	(219)
	03/2021	PEN	76,320		21,310	223	0
	03/2021	TWD	3,278		119	1	0
	03/2021		$15,076	CNH	100,066	240	0
	04/2021	ILS	121,200		$35,771	0	(2,022)
	05/2021	PEN	100,138		27,806	150	0
DUB	03/2021		118,142		32,941	302	0
GLM	01/2021	BRL	29,472		5,671	0	(3)
	01/2021	JPY	6,756,735		64,953	0	(487)
	01/2021	MXN	649,009		31,797	0	(757)
	01/2021	PEN	4,104		1,139	5	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

	01/2021	TWD	95,085		3,392	5	0
	01/2021		$5,799	BRL	29,472	0	(125)
	01/2021		286	CLP	213,613	15	0
	01/2021		1,092,318	JPY	113,055,702	2,645	0
	01/2021		399	MXN	7,917	0	(2)
	01/2021		41,435	NZD	58,996	1,013	0
	01/2021		1,580	RUB	121,083	55	0
	02/2021	BRL	29,472		$5,795	123	0
	02/2021	DKK	589,287		94,528	0	(2,261)
	02/2021	JPY	113,055,702		1,092,623	0	(2,670)
	02/2021	RON	1,192		289	0	(9)
	02/2021		$12,043	DKK	72,920	0	(66)
	02/2021		211	RUB	16,055	6	0
	03/2021	CNH	4,829,312		$731,436	0	(7,708)
	03/2021	MXN	258,117		12,920	44	0
	03/2021	PEN	73,994		20,478	35	0
	03/2021		$10,942	CNH	71,968	73	0
	03/2021		1,192	CNY	7,850	7	0
	03/2021		12,900	MXN	258,117	0	(46)
	03/2021		361	THB	10,996	6	0
	04/2021	ILS	9,826		$2,864	0	(200)
HUS	01/2021	AUD	2,148		1,595	0	(61)
	01/2021	BRL	60,635		11,668	0	(6)
	01/2021	EUR	36,839		44,140	0	(869)
	01/2021	GBP	63,137		84,440	0	(1,902)
	01/2021	JPY	10,958,044		105,149	0	(982)
	01/2021	TWD	996,457		35,537	42	0
	01/2021		$1,017	AUD	1,351	24	0
	01/2021		11,675	BRL	60,635	0	(1)
	01/2021		37,566	CAD	48,113	233	0
	01/2021		1,004	CLP	749,785	51	0
	01/2021		26,568	EUR	21,844	120	0
	01/2021		56,741	GBP	42,414	1,262	0
	01/2021		541	PLN	2,064	12	0
	01/2021		31,868	SEK	271,120	1,086	0
	01/2021		15,225	ZAR	235,564	765	0
	01/2021	ZAR	473		$30	0	(2)
	02/2021		$3,438	RUB	255,793	14	(11)
	03/2021	CNH	424,911		$64,536	0	(498)
	03/2021	CNY	1,465,798		221,002	0	(2,920)
	03/2021	TWD	566,243		20,394	0	(6)
	03/2021		$8,582	CNH	56,880	124	0
	03/2021		32,987	KRW	36,291,462	384	(18)
	03/2021		41,880	MXN	910,819	3,557	0
	04/2021	ILS	53,516		$15,556	0	(1,131)
IND	02/2021		$10	CZK	224	0	0
JPM	01/2021	AUD	96,764		$71,197	0	(3,406)
	01/2021	BRL	8,868		1,707	0	(1)
	01/2021		$1,703	BRL	8,868	4	0
	01/2021		96	CLP	75,712	10	0
	01/2021		34,725	EUR	28,436	17	0
	01/2021		1,017	RUB	77,792	34	0
	02/2021		5,846	ILS	20,159	431	0
	03/2021	CNH	259,774		$39,723	0	(37)
	03/2021	TWD	453,175		16,286	27	(68)
	03/2021		$65,211	CNH	432,266	949	0
	03/2021		13,186	KRW	14,527,906	171	(5)
MYI	01/2021	CAD	13,233		$10,338	0	(58)
	01/2021	CHF	87,956		97,607	0	(1,755)
	01/2021	NZD	62,934		44,192	0	(1,090)
	01/2021		$5,293	CAD	6,761	18	0
	01/2021		7,044	GBP	5,257	145	0
	01/2021		9,500	NOK	84,095	308	0
	01/2021		40	PLN	154	1	0
	06/2021		805	EUR	630	0	(33)
RBC	01/2021		2,256	GBP	1,679	40	0
SCX	01/2021	AUD	56,502		$41,623	0	(1,939)
	01/2021	GBP	56,823		75,956	0	(1,752)
	01/2021		$8,003	AUD	10,683	233	0
	01/2021		6,548	GBP	4,911	168	0
	02/2021	ILS	5,450		$1,587	0	(110)
	03/2021	MYR	280,810		68,980	0	(1,159)
	03/2021	TWD	1,456,499		52,288	0	(185)
SSB	01/2021	GBP	511,408		682,639	0	(16,735)
	01/2021	PEN	17,226		4,777	18	0
	01/2021	TWD	11,505		410	0	0
	03/2021	KRW	230,830,034		207,389	0	(4,749)
TOR	01/2021	CAD	184,767		142,620	0	(2,535)
	01/2021	EUR	803,258		961,977	0	(19,323)
	01/2021	JPY	47,030,576		450,826	0	(4,673)
	01/2021		$145,029	CAD	184,767	126	0
	01/2021		14,793	CLP	11,050,371	758	0
	02/2021	CAD	184,767		$145,043	0	(129)
	02/2021	EUR	803,354		983,605	1,523	0
UAG	01/2021	AUD	190,142		139,799	0	(6,797)
	01/2021	PEN	10,248		2,842	11	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

	01/2021		$487	MXN	9,701		0	0
	01/2021		672	RUB	51,328		21	0
	02/2021	DKK	1,036,304		$165,923		0	(4,287)
	02/2021		$16	CZK	356		0	0
	02/2021		4,778	RUB	355,761		23	(15)
	04/2021	ILS	86,643		$25,223		0	(1,794)
Total Forward Foreign Currency Contracts							$25,153	$(127,251)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	42,300	$1,747	$432
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.306	10/29/2021	4,000	293	187
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.306	10/29/2021	4,000	293	338
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	10/25/2021	8,500	609	451
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	10/25/2021	8,500	609	630
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	18,800	752	217
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	40,900	3,023	1,136
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	10/13/2021	73,800	775	879
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.365	10/22/2021	9,600	685	502
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	10/22/2021	9,600	685	718
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	114,500	882	247
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	37,100	2,749	969
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	28,200	1,106	326
							$14,208	$7,032
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Fannie Mae 1.500% due 05/01/2052		EUR	97.000	05/23/2025	21,400	$1,620	$1,552
Total Purchased Options							$15,828	$8,584
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900%	01/20/2021	25,300	$(43)	$(3)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	13,600	(25)	(2)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	10,200	(16)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450	01/20/2021	56,800	(50)	(39)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	99,650	(163)	(15)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	14,000	(21)	(19)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	5,900	(43)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	35,700	(100)	(6)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	16,400	(21)	(2)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.425	03/17/2021	22,000	(10)	(8)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.775	03/17/2021	10,100	(13)	(9)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	22,000	(23)	(17)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	5,400	(6)	(5)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.475	01/20/2021	28,800	(32)	(40)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	01/20/2021	21,500	(40)	(4)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.825	01/20/2021	28,800	(51)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	1.050	01/20/2021	40,400	(77)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	25,200	(31)	(20)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	70,100	(55)	(40)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	38,000	(32)	(38)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	44,200	(59)	(59)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	70,100	(68)	(78)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	38,000	(45)	(37)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	26,800	(16)	(13)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	26,800	(39)	(46)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	53,500	(111)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	27,000	(35)	(21)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	28,500	(40)	(38)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	62,100	(30)	(30)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	62,100	(110)	(105)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	16,000	(26)	(24)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	15,800	(24)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	14,800	(18)	(5)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	6,500	(8)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	32,800	(52)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	34,100	(22)	(23)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	34,100	(41)	(18)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	12,100	(16)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	10,400	(25)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	27,400	(42)	(22)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	11,900	(14)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	4,900	(6)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	30,300	(22)	(21)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	30,300	(32)	(16)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	53,000	(35)	(30)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	29,400	(20)	(29)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	53,000	(58)	(59)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	29,400	(37)	(25)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	29,100	(52)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	31,200	(63)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	4,000	(8)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	25,700	(14)	(12)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	25,700	(26)	(13)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	23,900	(32)	(19)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	21,900	(27)	(15)
$(2,125)	$(1,075)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC EUR versus CNH	CNH	7.750	02/04/2021	53,942	$(289)	$(60)
Call - OTC EUR versus CNH	8.050	02/04/2021	53,942	(289)	(291)
Put - OTC USD versus CNH	6.550	01/07/2021	67,000	(329)	(534)
Call - OTC USD versus CNH	6.750	01/07/2021	67,000	(329)	(1)
$(1,236)	$(886)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	352,000	$(1,747)	$(5)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	40,600	(468)	(72)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/29/2021	40,600	(468)	(656)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(1,654)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	154,900	(707)	(5)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	340,200	(3,021)	(8)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	17,800	(796)	(148)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	10,700	(463)	(89)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	308,600	(2,749)	(6)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	234,000	(1,075)	(7)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/19/2021	24,900	(234)	(45)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.550	01/19/2021	24,900	(234)	(104)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	17,900	(603)	(135)
$(14,185)	$(2,934)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	216,500	$(223)	$(89)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	99,000	(98)	(42)
$(321)	$(131)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	9,200	$(31)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	15,000	(50)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	19,400	(61)	(19)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	9,700	(33)	(66)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	16,100	(70)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	16,100	(62)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	21,100	(35)	(19)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	14,600	(34)	(66)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	9,600	(18)	(46)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	9,550	(25)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	11,700	(70)	(58)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	11,700	(29)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	17,300	(42)	(39)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	7,600	(24)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	13,000	(38)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	13,000	(17)	(18)
$(639)	$(404)
Total Written Options	$(18,506)	$(5,430)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$4,500	$(156)	$90	$0	$(66)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	16,740	(598)	352	0	(246)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	14,700	(363)	38	0	(325)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	29,700	(566)	(107)	0	(673)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	26,260	(909)	524	0	(385)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	47,500	(1,188)	138	0	(1,050)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	25,300	(898)	527	0	(371)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	11,800	(228)	(39)	0	(267)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	31,100	(1,092)	635	0	(457)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	27,200	(678)	77	0	(601)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	13,100	(314)	24	0	(290)
$(6,990)	$2,259	$0	$(4,731)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.903%	$7,820	$(188)	$225	$37	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	20,100	(487)	581	94	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	4,380	(106)	126	20	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.229	EUR	6,900	48	19	67	0
$(733)	$951	$218	$0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200	$76,244	$485	$1,273	$1,758	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	87,700		60,513	13	7,658	7,671	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300		59,547	(319)	7,877	7,558	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	32,300		23,204	173	1,537	1,710	0

								$352	$18,345	$18,697	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	$46,000	$25	$(410)	$0	$(385)
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	89,100	48	(793)	0	(745)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	116,700	63	(889)	0	(826)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	63,800	34	(567)	0	(533)
								$170	$(2,659)	$0	$(2,489)
Total Swap Agreements								$(7,201)	$18,896	$18,915	$(7,220)
(p)

Securities with an aggregate market value of $113,002 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)									Notional Amount represents the number of contracts.
(2)									The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$377	$0	$377
Sovereign Issues	0	3,318	0	3,318
Australia
Asset-Backed Securities	0	2,602	0	2,602
Non-Agency Mortgage-Backed Securities	0	15,914	0	15,914
Sovereign Issues	0	379,748	0	379,748
Austria
Corporate Bonds & Notes	0	1,040	0	1,040
Brazil
Corporate Bonds & Notes	0	39,687	0	39,687
Canada
Corporate Bonds & Notes	0	85,478	0	85,478
Non-Agency Mortgage-Backed Securities	0	29,402	0	29,402
Sovereign Issues	0	82,242	0	82,242
Cayman Islands
Asset-Backed Securities	0	337,379	0	337,379
Corporate Bonds & Notes	0	102,179	0	102,179
Non-Agency Mortgage-Backed Securities	0	10,753	0	10,753
Chile
Sovereign Issues	0	10,403	0	10,403
China
Corporate Bonds & Notes	0	2,369	0	2,369
Sovereign Issues	0	1,552,467	0	1,552,467
Denmark
Corporate Bonds & Notes	0	561,451	0	561,451
France
Corporate Bonds & Notes	0	134,437	0	134,437
Sovereign Issues	0	424,341	0	424,341
Germany
Corporate Bonds & Notes	0	277,577	0	277,577
India
Corporate Bonds & Notes	0	13,904	0	13,904
Indonesia
Sovereign Issues	0	18,596	0	18,596
Ireland
Asset-Backed Securities	0	141,762	0	141,762
Corporate Bonds & Notes	0	4,491	0	4,491
Non-Agency Mortgage-Backed Securities	0	3,285	0	3,285
Israel
Sovereign Issues	0	161,940	0	161,940
Italy
Corporate Bonds & Notes	0	179,843	0	179,843
Sovereign Issues	0	179,468	0	179,468
Japan
Corporate Bonds & Notes	0	178,334	0	178,334
Sovereign Issues	0	1,341,972	0	1,341,972
Jersey, Channel Islands
Corporate Bonds & Notes	0	270	0	270
Kuwait
Sovereign Issues	0	70,944	0	70,944
Lithuania
Sovereign Issues	0	6,070	0	6,070
Luxembourg
Corporate Bonds & Notes	0	25,167	0	25,167
Malaysia
Corporate Bonds & Notes	0	15,467	0	15,467
Sovereign Issues	0	70,096	0	70,096
Mexico
Sovereign Issues	0	7,616	0	7,616
Netherlands
Asset-Backed Securities	0	49,525	0	49,525
Corporate Bonds & Notes	0	115,043	0	115,043
New Zealand
Sovereign Issues	0	21,471	0	21,471
Norway
Corporate Bonds & Notes	0	9,408	0	9,408
Panama

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Sovereign Issues	0	2,575	0	2,575
Peru
Sovereign Issues	0	173,600	0	173,600
Qatar
Sovereign Issues	0	204,478	0	204,478
Romania
Sovereign Issues	0	22,375	0	22,375
Russia
Sovereign Issues	0	24,848	0	24,848
Saudi Arabia
Corporate Bonds & Notes	0	13,737	0	13,737
Sovereign Issues	0	170,821	0	170,821
Singapore
Corporate Bonds & Notes	0	31,614	0	31,614
Slovenia
Sovereign Issues	0	22,777	0	22,777
South Africa
Sovereign Issues	0	11,496	0	11,496
South Korea
Sovereign Issues	0	275,079	0	275,079
Spain
Corporate Bonds & Notes	0	15,657	0	15,657
Preferred Securities	0	29,081	0	29,081
Sovereign Issues	0	552,154	0	552,154
Supranational
Corporate Bonds & Notes	0	57,019	0	57,019
Switzerland
Corporate Bonds & Notes	0	108,384	0	108,384
United Arab Emirates
Sovereign Issues	0	53,863	0	53,863
United Kingdom
Corporate Bonds & Notes	0	774,036	0	774,036
Non-Agency Mortgage-Backed Securities	0	588,081	71,169	659,250
Preferred Securities	0	4,670	0	4,670
Sovereign Issues	0	166,406	0	166,406
United States
Asset-Backed Securities	0	681,550	0	681,550
Corporate Bonds & Notes	0	837,717	0	837,717
Loan Participations and Assignments	0	35,442	8,182	43,624
Municipal Bonds & Notes	0	15,317	0	15,317
Non-Agency Mortgage-Backed Securities	0	358,842	0	358,842
Preferred Securities	0	49,408	106,131	155,539
U.S. Government Agencies	0	5,397,286	0	5,397,286
U.S. Treasury Obligations	0	865,275	0	865,275
Short-Term Instruments
Repurchase Agreements	0	43,274	0	43,274
Argentina Treasury Bills	0	2,476	0	2,476
Japan Treasury Bills	0	77,300	0	77,300
U.S. Treasury Bills	0	33,130	0	33,130
U.S. Treasury Cash Management Bills	0	14,121	0	14,121
	$0	$18,381,725	$185,482	$18,567,207
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$706,365	$0	$0	$706,365
Total Investments	$706,365	$18,381,725	$185,482	$19,273,572
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(84,963)	0	(84,963)
United States
U.S. Government Agencies	0	(1,479,247)	0	(1,479,247)
U.S. Treasury Obligations	0	(42,820)	0	(42,820)
	$0	$(1,607,030)	$0	$(1,607,030)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,342	6,090	0	7,432
Over the counter	0	52,652	0	52,652
	$1,342	$58,742	$0	$60,084
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,933)	(7,862)	0	(9,795)
Over the counter	0	(139,876)	(25)	(139,901)
	$(1,933)	$(147,738)	$(25)	$(149,696)
Total Financial Derivative Instruments	$(591)	$(88,996)	$(25)	$(89,612)
Totals	$705,774	$16,685,699	$185,457	$17,576,930

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$6,014	$0	$(6,000)	$0	$0	$(14)	$0	$0	$0	$0
Qatar
Loan Participations and Assignments	47,900	0	(47,900)	120	15	(135)	0	0	0	0
United Kingdom
Non-Agency Mortgage-Backed Securities	0	69,875	0	0	0	1,294	0	0	71,169	1,294
United States
Loan Participations and Assignments	0	8,147	0	26	0	9	0	0	8,182	9
Preferred Securities	0	106,899	(405)	0	0	(363)	0	0	106,131	(363)
	$53,914	$184,921	$(54,305)	$146	$15	$791	$0	$0	$185,482	$940
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(25)	$0	$0	$0	$0	$0	$(25)	$0
Totals	$53,914	$184,921	$(54,330)	$146	$15	$792	$0	$0	$185,457	$940
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
United Kingdom
Non-Agency Mortgage-Backed Securities		$71,169	Proxy Pricing			Base Price			99.137	—
United States
Loan Participations and Assignments		8,182	Third Party Vendor			Broker Quote			99.438	—
Preferred Securities		106,131	Recent Transaction			Purchase Price			$27.048	—
Financial Derivative Instruments - Liabilities
Over the counter		(25)	Other Valuation Techniques(2)			—			—
Total		$185,457
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.8% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	10,050	$69
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 0.125% due 07/09/2030 þ		$690	282
1.000% due 07/09/2029		15	7
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	20,340	136
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		340	2
			427
Total Argentina (Cost $1,649)			496
AUSTRALIA 2.9%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.940% due 07/21/2026	AUD	508	391
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Pepper Residential Securities Trust 1.084% due 03/12/2061 •		$1,686	1,683
RESIMAC Bastille Trust 1.083% due 09/05/2057 •		1,804	1,805
			3,488
SOVEREIGN ISSUES 2.7%
Australia Government International Bond
0.500% due 09/21/2026	AUD	31,200	24,121
1.750% due 06/21/2051		3,900	2,861
3.000% due 03/21/2047		6,500	6,175
New South Wales Treasury Corp. 2.000% due 03/20/2031		2,600	2,146
Queensland Treasury Corp. 1.750% due 08/21/2031		2,600	2,100
South Australia Government Financing Authority 1.750% due 05/24/2032		1,900	1,514
Treasury Corp. of Victoria 4.250% due 12/20/2032		2,200	2,214
			41,131
Total Australia (Cost $41,331)			45,010
AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG 8.875% due 10/15/2021 •(h)(i)	EUR	200	260
Total Austria (Cost $229)			260
BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Banco Bradesco S.A. 2.850% due 01/27/2023		$2,000	2,048
Petrobras Global Finance BV
5.093% due 01/15/2030		3,527	3,946
7.250% due 03/17/2044		700	905

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total Brazil (Cost $6,378)			6,899
CANADA 1.2%
CORPORATE BONDS & NOTES 0.7%
Enbridge, Inc. 2.900% due 07/15/2022		$1,400	1,452
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,907
HSBC Bank Canada
1.650% due 09/10/2022		$3,600	3,680
3.300% due 11/28/2021		3,000	3,080
			10,119
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	1,255	1,008
2.867% due 02/12/2055 ~		2,400	1,936
3.072% due 08/12/2053		954	771
			3,715
SOVEREIGN ISSUES 0.3%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		1,309	1,481
Province of Quebec 5.000% due 12/01/2038		3,200	3,732
			5,213
Total Canada (Cost $17,801)			19,047
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 2.4%
Bowman Park CLO Ltd. 1.393% due 11/23/2025 •		$222	222
Cent CLO Ltd. 1.307% due 10/15/2026 •		3,059	3,058
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		2,693	2,686
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		676	673
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		514	515
Gulf Stream Meridian Ltd. 1.609% due 10/15/2029 •		3,200	3,205
Jamestown CLO Ltd.
0.927% due 07/15/2026 •		144	144
1.438% due 01/17/2027 •		1,320	1,322
JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •		2,513	2,502
MidOcean Credit CLO 1.468% due 01/20/2029 •		3,200	3,199
Mountain View CLO Ltd.
1.037% due 10/15/2026 •		229	229
1.044% due 10/13/2027 •		2,621	2,601
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		2,400	2,397
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		2,555	2,557
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		1,057	1,057
TCW CLO AMR Ltd. 1.291% due 02/15/2029 •		2,700	2,697
Venture CLO Ltd.
1.117% due 04/15/2027 •		646	642
1.256% due 04/20/2029 •(b)		3,700	3,700
WhiteHorse Ltd. 1.148% due 04/17/2027 •		215	215
Zais CLO Ltd. 1.387% due 04/15/2028 •		2,766	2,757
			36,378
CORPORATE BONDS & NOTES 0.9%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	319
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		800	838
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		300	308
7.125% due 04/25/2022		400	417

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

KSA Sukuk Ltd. 2.894% due 04/20/2022		500	516
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,000	1,050
QNB Finance Ltd.
1.310% (SOFRRATE + 1.225%) due 02/12/2022 ~		2,000	2,008
1.574% (US0003M + 1.350%) due 05/31/2021 ~		4,300	4,314
Sands China Ltd.
4.600% due 08/08/2023		500	532
5.125% due 08/08/2025		600	674
5.400% due 08/08/2028		1,500	1,761
Sunac China Holdings Ltd. 7.875% due 02/15/2022		300	308
Tencent Holdings Ltd. 3.595% due 01/19/2028		300	331
			13,376
Total Cayman Islands (Cost $49,274)			49,754
CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 2.450% due 01/31/2031		$1,200	1,287
Total Chile (Cost $1,199)			1,287
CHINA 11.5%
SOVEREIGN ISSUES 11.5%
China Development Bank
3.050% due 08/25/2026	CNY	53,200	8,000
3.180% due 04/05/2026		52,100	7,926
3.390% due 07/10/2027		37,800	5,774
3.430% due 01/14/2027		72,600	11,111
3.450% due 09/20/2029		19,400	2,929
3.480% due 01/08/2029		23,700	3,593
3.500% due 08/13/2026		51,000	7,845
3.650% due 05/21/2029		23,700	3,632
3.680% due 02/26/2026		247,500	38,548
3.740% due 09/10/2025		10,300	1,608
3.800% due 01/25/2036		7,000	1,065
4.040% due 04/10/2027		94,400	14,904
4.040% due 07/06/2028		37,800	5,975
4.150% due 10/26/2025		6,300	1,001
4.240% due 08/24/2027		162,200	25,948
4.880% due 02/09/2028		76,000	12,668
China Government Bond
2.700% due 11/03/2026		53,500	8,043
2.740% due 08/04/2026		10,700	1,615
2.850% due 01/28/2026		28,000	4,263
2.850% due 06/04/2027		15,900	2,388
2.950% due 06/16/2023		5,300	813
3.220% due 12/06/2025		5,300	821
3.820% due 11/02/2027		16,500	2,647
Total China (Cost $163,363)			173,117
DENMARK 4.0%
CORPORATE BONDS & NOTES 4.0%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	125,294	20,861
1.500% due 10/01/2050		10,879	1,836
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		55,250	9,189
1.500% due 10/01/2050		5,482	925
Nykredit Realkredit A/S
1.000% due 10/01/2050		122,836	20,369
1.500% due 10/01/2050		40,059	6,759
Total Denmark (Cost $53,124)			59,939
FRANCE 3.9%
CORPORATE BONDS & NOTES 0.9%
Altice France S.A. 7.375% due 05/01/2026		$2,200	2,318
BNP Paribas S.A.
1.904% due 09/30/2028 •		4,400	4,498
3.375% due 01/23/2026	GBP	1,200	1,851
Credit Agricole S.A. 1.235% (US0003M + 1.020%) due 04/24/2023 ~		$900	911

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Societe Generale S.A. 1.488% due 12/14/2026 •		4,000	4,037
			13,615
SOVEREIGN ISSUES 3.0%
France Government International Bond
0.750% due 05/25/2052	EUR	4,550	6,199
1.500% due 05/25/2050 (l)		2,000	3,258
2.000% due 05/25/2048 (l)		14,500	25,833
3.250% due 05/25/2045 (l)		5,000	10,563
			45,853
Total France (Cost $44,003)			59,468
GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
1.031% (US0003M + 0.815%) due 01/22/2021 ~		$3,300	3,300
1.510% (US0003M + 1.290%) due 02/04/2021 ~		1,300	1,301
1.625% due 01/20/2027	EUR	1,100	1,405
2.129% due 11/24/2026 •(j)		$1,900	1,944
2.625% due 12/16/2024	GBP	1,400	2,020
2.625% due 02/12/2026	EUR	3,200	4,293
3.150% due 01/22/2021		$1,800	1,802
3.547% due 09/18/2031 •		400	435
3.961% due 11/26/2025 •		3,800	4,156
4.250% due 10/14/2021		5,600	5,744
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	300	382
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,800	1,913
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	1,000	1,365
Total Germany (Cost $28,624)			30,060
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Poly Developments and Holdings Group Co. Ltd. 3.950% due 02/05/2023		$700	730
Total Hong Kong (Cost $690)			730
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,400	1,432
Total India (Cost $1,414)			1,432
INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond 2.625% due 06/14/2023	EUR	1,000	1,297
Total Indonesia (Cost $1,179)			1,297
IRELAND 1.0%
ASSET-BACKED SECURITIES 0.9%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	2,500	3,055
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		1,797	2,194
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •		3,000	3,662
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		250	305
Toro European CLO DAC 0.900% due 10/15/2030 •		3,400	4,153
			13,369
CORPORATE BONDS & NOTES 0.1%
AIB Group PLC 4.750% due 10/12/2023		$500	550

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		700	719
			1,269
Total Ireland (Cost $13,638)			14,638
ISRAEL 0.8%
SOVEREIGN ISSUES 0.8%
Israel Government International Bond
1.000% due 04/30/2021	ILS	15,400	4,809
2.000% due 03/31/2027		9,700	3,315
3.250% due 01/17/2028		$200	229
3.800% due 05/13/2060		2,700	3,214
4.125% due 01/17/2048		900	1,163
Total Israel (Cost $11,624)			12,730
ITALY 3.3%
CORPORATE BONDS & NOTES 1.6%
Banca Carige SpA
0.977% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	4,000	4,914
1.189% due 10/25/2021 •		4,200	5,160
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		2,300	2,968
2.625% due 04/28/2025		1,000	1,258
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(h)(i)		2,700	3,313
UniCredit SpA
7.500% due 06/03/2026 •(h)(i)		900	1,279
7.830% due 12/04/2023		$2,900	3,443
9.250% due 06/03/2022 •(h)(i)	EUR	1,200	1,612
			23,947
SOVEREIGN ISSUES 1.7%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/01/2051		3,100	4,030
1.750% due 07/01/2024		5,000	6,532
1.800% due 03/01/2041		2,000	2,703
1.850% due 07/01/2025		9,200	12,232
			25,497
Total Italy (Cost $44,922)			49,444
JAPAN 10.4%
CORPORATE BONDS & NOTES 1.0%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,900	1,921
2.362% due 05/28/2021		200	202
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		500	608
Mizuho Financial Group, Inc.
1.101% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,248
1.221% (US0003M + 1.000%) due 09/11/2024 ~		800	811
3.922% due 09/11/2024 •		1,300	1,415
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	837
3.522% due 09/17/2025		1,100	1,180
4.345% due 09/17/2027		1,000	1,105
4.810% due 09/17/2030		1,100	1,241
ORIX Corp. 3.250% due 12/04/2024		400	438
Takeda Pharmaceutical Co. Ltd. 3.175% due 07/09/2050		1,600	1,705
			15,711
SOVEREIGN ISSUES 9.4%
Japan Bank for International Cooperation 1.750% due 10/17/2024		700	734
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,000	1,078
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	1,096,496	10,651
0.100% due 03/20/2030		730,000	7,141
0.500% due 09/20/2046		274,000	2,630
0.500% due 03/20/2049		1,445,000	13,607
0.700% due 12/20/2048		1,850,000	18,368
1.400% due 09/20/2034		7,100,000	80,039
1.600% due 03/20/2033		2,000	23

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Tokyo Metropolitan Government
0.750% due 07/16/2025		$4,500	4,510
2.500% due 06/08/2022		2,800	2,882
			141,663
Total Japan (Cost $136,313)			157,374
KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond 3.500% due 03/20/2027		$7,200	8,199
Total Kuwait (Cost $7,154)			8,199
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 1.100% due 04/26/2027	EUR	1,800	2,370
Total Lithuania (Cost $2,116)			2,370
LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	1,000	1,241
NORD/LB Luxembourg S.A. Covered Bond Bank 2.875% due 02/16/2021		$1,800	1,805
Total Luxembourg (Cost $2,951)			3,046
MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$600	691
4.550% due 04/21/2050		400	536
4.800% due 04/21/2060		400	580
			1,807
SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	3,800	1,009
3.733% due 06/15/2028		1,400	379
3.882% due 03/14/2025		6,000	1,597
3.955% due 09/15/2025		1,300	350
Malaysia Government Investment Issue
3.655% due 10/15/2024		4,800	1,262
4.130% due 07/09/2029		5,000	1,376
4.369% due 10/31/2028		2,700	751
			6,724
Total Malaysia (Cost $7,506)			8,531
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$600	749
Total Mexico (Cost $556)			749
NETHERLANDS 1.5%
ASSET-BACKED SECURITIES 0.7%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	800	978
Babson Euro CLO BV 0.309% due 10/25/2029 •		934	1,133
Dryden Euro CLO BV 0.880% due 01/15/2030 •		3,000	3,666

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Ozlme BV 0.820% due 01/18/2030 •		3,450	4,213
			9,990
CORPORATE BONDS & NOTES 0.8%
British Transco International Finance BV 0.000% due 11/04/2021 (e)		$2,300	2,288
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	800	1,006
Enel Finance International NV
2.650% due 09/10/2024		$2,700	2,878
2.875% due 05/25/2022		800	826
LeasePlan Corp. NV 1.000% due 05/24/2021	EUR	1,300	1,596
NXP BV 4.625% due 06/01/2023		$2,400	2,625
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	525	852
Vonovia Finance BV 5.000% due 10/02/2023		$500	535
			12,606
Total Netherlands (Cost $20,835)			22,596
NEW ZEALAND 0.2%
SOVEREIGN ISSUES 0.2%
New Zealand Government International Bond
1.500% due 05/15/2031	NZD	2,300	1,739
1.750% due 05/15/2041		1,200	853
Total New Zealand (Cost $2,506)			2,592
NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$1,100	1,178
Total Norway (Cost $1,099)			1,178
PANAMA 0.0%
SOVEREIGN ISSUES 0.0%
Panama Government International Bond 4.500% due 04/01/2056		$300	388
Total Panama (Cost $318)			388
PERU 1.2%
SOVEREIGN ISSUES 1.2%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	1,011
5.350% due 08/12/2040	PEN	3,300	949
5.940% due 02/12/2029		6,100	2,103
6.350% due 08/12/2028		30,900	10,851
6.950% due 08/12/2031		4,700	1,688
8.200% due 08/12/2026		5,600	2,085
Total Peru (Cost $17,559)			18,687
POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond 3.250% due 07/25/2025	PLN	300	91
Total Poland (Cost $86)			91
QATAR 1.5%
SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.750% due 04/16/2030		$1,000	1,179
3.875% due 04/23/2023		10,400	11,190
4.000% due 03/14/2029		3,900	4,631
4.400% due 04/16/2050		200	261
4.500% due 04/23/2028		4,800	5,824

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total Qatar (Cost $20,287)			23,085
ROMANIA 0.2%
SOVEREIGN ISSUES 0.2%
Romanian Government International Bond
1.375% due 12/02/2029	EUR	1,300	1,619
2.625% due 12/02/2040		800	1,044
Total Romania (Cost $2,482)			2,663
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	172,100	2,627
Total Russia (Cost $2,677)			2,627
SAUDI ARABIA 0.8%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
2.750% due 04/16/2022		$1,100	1,130
3.250% due 11/24/2050		900	913
			2,043
SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
2.375% due 10/26/2021		4,000	4,064
2.900% due 10/22/2025		700	755
3.250% due 10/26/2026		1,000	1,110
4.000% due 04/17/2025		3,700	4,139
			10,068
Total Saudi Arabia (Cost $11,399)			12,111
SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
BOC Aviation Ltd.
1.264% (US0003M + 1.050%) due 05/02/2021 ~		$300	300
2.375% due 09/15/2021		400	403
2.750% due 09/18/2022		300	307
3.500% due 09/18/2027		600	642
DBS Bank Ltd. 3.300% due 11/27/2021		1,000	1,027
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,701
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		1,000	1,073
Total Singapore (Cost $5,239)			5,453
SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.250% due 02/18/2024		$5,177	5,950
Total Slovenia (Cost $5,258)			5,950
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$1,100	1,171
Total South Africa (Cost $1,100)			1,171
SOUTH KOREA 1.9%
SOVEREIGN ISSUES 1.9%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,888
2.375% due 12/10/2027		3,370,000	3,277
2.375% due 12/10/2028		12,640,000	12,306
2.625% due 06/10/2028		6,030,000	5,968
5.500% due 03/10/2028		3,370,000	3,940

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$500	541
Total South Korea (Cost $27,058)			28,920
SPAIN 4.9%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(h)(i)	EUR	1,200	1,537
6.000% due 03/29/2024 •(h)(i)		800	1,051
Banco de Sabadell S.A.
0.875% due 07/22/2025		200	250
1.125% due 03/11/2027 •		100	127
1.750% due 05/10/2024		100	127
Banco Santander S.A. 3.848% due 04/12/2023		$600	645
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	600	765
			4,502
		SHARES
PREFERRED SECURITIES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		2,600	3,251
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035 (l)		$500	827
4.900% due 09/15/2021		3,650	4,616
Spain Government International Bond
0.250% due 07/30/2024		5,500	6,909
0.750% due 07/30/2021		1,100	1,354
0.800% due 07/30/2027		1,400	1,831
1.000% due 10/31/2050		3,100	3,925
1.250% due 10/31/2030		12,200	16,666
1.400% due 07/30/2028		12,000	16,432
1.450% due 10/31/2027		1,800	2,456
1.450% due 04/30/2029		3,200	4,418
1.850% due 07/30/2035		4,500	6,663
			66,097
Total Spain (Cost $64,030)			73,850
SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Union 0.000% due 07/04/2035 (e)	EUR	2,500	3,140
Total Supranational (Cost $3,012)			3,140
SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$4,800	5,418
Credit Suisse Group AG
2.193% due 06/05/2026 •		2,500	2,615
3.800% due 06/09/2023		1,200	1,293
3.869% due 01/12/2029 •		400	453
6.250% due 12/18/2024 •(h)(i)		200	219
7.500% due 07/17/2023 •(h)(i)		600	656
UBS AG
5.125% due 05/15/2024 (i)		2,863	3,163
7.625% due 08/17/2022 (i)		550	609

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total Switzerland (Cost $13,458)			14,426
UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$1,600	1,651
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		2,300	2,583
3.125% due 04/16/2030		800	905
3.875% due 04/16/2050		700	855
			4,343
Total United Arab Emirates (Cost $5,350)			5,994
UNITED KINGDOM 12.9%
CORPORATE BONDS & NOTES 6.7%
Annington Funding PLC 1.650% due 07/12/2024	EUR	2,000	2,566
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$6,400	7,122
Barclays PLC
3.250% due 02/12/2027	GBP	200	305
3.250% due 01/17/2033		700	1,130
3.375% due 04/02/2025 •	EUR	600	809
4.375% due 01/12/2026		$1,380	1,592
4.836% due 05/09/2028		1,100	1,272
4.972% due 05/16/2029 •		4,300	5,160
5.088% due 06/20/2030 •		1,500	1,800
7.125% due 06/15/2025 •(h)(i)	GBP	1,400	2,140
7.875% due 03/15/2022 •(h)(i)		$1,900	1,997
8.000% due 06/15/2024 •(h)(i)		800	892
British Telecommunications PLC 9.625% due 12/15/2030		1,200	1,991
FCE Bank PLC 1.660% due 02/11/2021	EUR	300	367
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,850	4,019
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		$900	906
4.041% due 03/13/2028 •		1,000	1,142
4.300% due 03/08/2026		1,340	1,544
4.750% due 07/04/2029 •(h)(i)	EUR	500	683
4.950% due 03/31/2030		$300	376
Lloyds Bank PLC 4.875% due 03/30/2027	GBP	1,700	2,964
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	1,000	1,391
4.050% due 08/16/2023		$750	820
4.375% due 03/22/2028		700	833
4.582% due 12/10/2025		2,874	3,291
4.650% due 03/24/2026		1,900	2,189
5.125% due 12/27/2024 •(h)(i)	GBP	600	860
7.875% due 06/27/2029 •(h)(i)		200	339
Nationwide Building Society
2.000% due 01/27/2023		$1,100	1,136
3.766% due 03/08/2024 •		3,000	3,196
3.960% due 07/18/2030 •		900	1,049
4.302% due 03/08/2029 •		1,900	2,210
5.875% due 12/20/2024 •(h)(i)	GBP	1,100	1,622
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		$1,500	1,528
2.000% due 03/08/2023 •	EUR	1,000	1,252
2.000% due 03/04/2025 •		400	517
2.500% due 03/22/2023		2,641	3,409
3.875% due 09/12/2023		$700	760
4.269% due 03/22/2025 •		3,600	3,984
5.076% due 01/27/2030 •		1,600	1,968
5.125% due 05/12/2027 •(h)(i)	GBP	2,000	2,867
6.000% due 12/29/2025 •(h)(i)		$1,700	1,866
8.000% due 08/10/2025 •(h)(i)		1,000	1,167
8.625% due 08/15/2021 •(h)(i)		400	416
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		1,300	1,337
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		6,000	6,678
7.375% due 06/24/2022 •(h)(i)	GBP	400	573
Santander UK PLC 0.600% (SONIO/N + 0.550%) due 02/12/2027 ~		2,500	3,456

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Standard Chartered PLC 1.319% due 10/14/2023 •		$3,100	3,135
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	801	1,483
5.744% due 04/13/2040		479	902
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		1,300	1,868
Vodafone Group PLC 1.220% (US0003M + 0.990%) due 01/16/2024 ~		$2,500	2,534
Yorkshire Building Society 1.250% due 06/11/2021	EUR	100	123
			101,536
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	2,335	3,189
Business Mortgage Finance PLC 2.048% due 02/15/2041 •		1,047	1,419
Durham Mortgages B PLC 0.651% due 03/31/2054 •		2,131	2,909
EuroMASTR PLC 0.243% due 06/15/2040 •		240	315
Eurosail PLC 0.991% due 06/13/2045 •		1,386	1,883
Finsbury Square PLC
0.691% due 09/12/2065 •		274	374
0.854% due 03/16/2070 •		1,500	2,048
0.991% due 09/12/2068 •		1,023	1,401
1.016% due 06/16/2069 •		4,524	6,196
Hawksmoor Mortgages 1.104% due 05/25/2053 •		4,312	5,907
Jupiter PLC 0.000% due 06/01/2060 «		4,900	6,642
Lanark Master Issuer PLC 0.866% due 12/22/2069 •		1,583	2,172
Precise Mortgage Funding PLC 0.721% due 03/12/2055 •		1,362	1,856
Residential Mortgage Securities PLC
0.837% due 03/20/2050 •		1,844	2,522
0.984% due 12/20/2046 •		1,726	2,362
1.234% due 09/20/2065 •		1,870	2,562
1.304% due 06/20/2070 •		2,364	3,252
Ripon Mortgages PLC 0.851% due 08/20/2056 •		6,121	8,367
RMAC PLC 0.741% due 06/12/2046 •		3,393	4,616
RMAC Securities PLC 0.370% due 06/12/2044 •		$204	191
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	5,084	6,954
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		3,053	4,192
Uropa Securities PLC
0.238% due 06/10/2059 •		478	629
0.388% due 06/10/2059 •		124	158
0.588% due 06/10/2059 •		97	119
0.788% due 06/10/2059 •		103	130
			72,365
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		2	576
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.4%
United Kingdom Gilt
0.625% due 10/22/2050		$1,400	1,855
1.750% due 01/22/2049		1,900	3,269
4.250% due 12/07/2040		4,800	11,001

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

4.750% due 12/07/2038		2,100	4,930
			21,055
Total United Kingdom (Cost $179,293)			195,532
UNITED STATES 53.0%
ASSET-BACKED SECURITIES 2.5%
0.298% due 07/25/2036 •		$2,431	1,185
1.018% due 07/25/2034 •		433	434
0.848% due 10/25/2031 •		1	1
0.968% due 02/25/2034 •		213	207
0.548% due 09/25/2046 •		567	551
0.688% due 06/25/2033 •		5	5
Citigroup Mortgage Loan Trust
0.208% due 07/25/2045 •		768	648
0.218% due 05/25/2037 •		89	70
0.488% due 12/25/2036 ^•		51	36
0.768% due 01/25/2032 •		1	1
0.268% due 07/25/2037 •		140	111
GSAMP Trust
0.278% due 12/25/2046 •		1,333	855
0.388% due 09/25/2036 •		1,934	954
0.748% due 11/25/2032 •		1	1
6.000% due 01/25/2037 ^þ		389	213
Merrill Lynch Mortgage Investors Trust
0.268% due 02/25/2037 •		40	16
0.308% due 09/25/2037 •		187	109
0.898% due 06/25/2036 •		128	128
0.248% due 07/25/2036 •		58	31
0.498% due 04/25/2037 •		1,298	894
Morgan Stanley Mortgage Loan Trust
0.508% due 04/25/2037 •		401	193
5.919% due 09/25/2046 ^þ		1,535	626
0.368% due 04/25/2037 •		1,510	1,204
1.498% due 01/25/2035 •		1,158	1,147
0.458% due 06/25/2047 ^•		1,769	1,616
Securitized Asset-Backed Receivables LLC Trust
0.198% due 12/25/2036 •		32	21
0.208% due 12/25/2036 ^•		30	10
0.278% due 05/25/2037 ^•		407	338
SMB Private Education Loan Trust
1.268% due 07/15/2053 •		729	737
1.290% due 07/15/2053		2,371	2,382
0.208% due 11/25/2036 •		31	13
1.655% due 04/25/2035 •		103	102
1.088% due 11/25/2033 •		56	54
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		1,874	1,889
1.636% due 04/25/2060 ~		3,049	3,107
2.710% due 01/25/2060 ~		2,854	2,957
2.900% due 10/25/2059 ~		11,080	11,712
2.560% due 11/25/2031		3,500	3,742
0.208% due 10/25/2036 •		44	24
			38,324
CORPORATE BONDS & NOTES 6.0%
1.500% due 11/15/2023	EUR	300	383
3.600% due 04/15/2031		$778	722
American Express Co.
0.844% (US0003M + 0.620%) due 05/20/2022 ~		1,500	1,510
2.750% due 05/20/2022		1,200	1,237
1.175% (US0003M + 0.950%) due 06/01/2021 ~		1,200	1,193
1.101% (US0003M + 0.880%) due 08/15/2022 ~		300	302
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~		700	702
1.227% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,213
3.875% due 12/15/2023		300	327
4.375% due 12/15/2028		2,500	2,941
Boeing Co.
1.950% due 02/01/2024		100	103
2.750% due 02/01/2026		1,600	1,683
3.250% due 02/01/2028		800	858
4.125% due 06/15/2026		2,900	3,290
3.459% due 09/15/2026		504	560
Campbell Soup Co.
3.300% due 03/15/2021		500	503
3.650% due 03/15/2023		372	397
3.550% due 04/01/2023		500	534
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		800	821
3.700% due 04/01/2051		1,200	1,248
3.850% due 04/01/2061		400	403
4.464% due 07/23/2022		600	633

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

5.125% due 07/01/2049		800	976
2.844% due 05/20/2022 •		300	303
0.250% due 05/20/2027	EUR	1,200	1,490
4.500% due 04/04/2048		$500	631
CVS Health Corp.
3.350% due 03/09/2021		213	214
3.700% due 03/09/2023		137	147
4.375% due 09/15/2022		600	633
0.644% (US0003M + 0.430%) due 02/12/2021 ~		2,200	2,201
6.100% due 07/15/2027		500	622
3.350% due 02/06/2023		400	422
2.700% due 06/15/2021		3,100	3,124
1.091% (US0003M + 0.870%) due 08/15/2021 ~		300	301
Equitable Holdings, Inc.
3.900% due 04/20/2023		200	215
4.350% due 04/20/2028		1,500	1,774
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	600	730
0.000% due 12/07/2022 •		100	118
0.217% due 11/15/2023 •		200	234
1.744% due 07/19/2024		400	488
2.748% due 06/14/2024	GBP	800	1,095
3.021% due 03/06/2024	EUR	2,700	3,426
3.087% due 01/09/2023		$600	612
3.370% due 11/17/2023		900	919
3.375% due 11/13/2025		200	205
4.000% due 11/13/2030		900	948
4.134% due 08/04/2025		200	210
General Mills, Inc.
3.200% due 04/16/2021		200	202
4.000% due 04/17/2025		100	113
General Motors Financial Co., Inc.
1.080% (US0003M + 0.850%) due 04/09/2021 ~		100	100
1.779% (US0003M + 1.550%) due 01/14/2022 ~		700	706
4.223% due 05/01/2029 •		1,400	1,661
1.168% (US0003M + 0.940%) due 03/02/2021 ~		1,000	1,000
0.900% (US0003M + 0.680%) due 03/12/2021 ~		3,700	3,703
3.450% due 12/15/2024		200	217
5.000% due 02/15/2021		600	602
0.790% (CDOR03 + 0.300%) due 02/03/2023 ~(j)	CAD	8,100	6,375
0.927% (US0003M + 0.720%) due 02/25/2022 ~		$2,000	2,015
0.737% (US0003M + 0.520%) due 03/15/2021 ~		400	400
4.260% due 11/01/2047		1,195	1,436
4.550% due 07/15/2028		400	458
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	102
3.150% due 01/01/2026		100	107
3.500% due 06/15/2025		400	433
4.000% due 12/01/2046		200	208
4.250% due 03/15/2046		100	108
4.550% due 07/01/2030		400	456
3.950% due 03/10/2025		3,600	4,035
6.250% due 03/15/2022		200	211
3.400% due 01/18/2023		700	735
0.667% (US0003M + 0.450%) due 03/15/2021 ~		1,200	1,201
2.950% due 07/01/2023		2,900	3,074
2.450% due 10/01/2023		300	315
4.750% due 05/04/2023		600	652
3.950% due 06/15/2023		1,100	1,080
4.738% due 09/20/2029		700	760
Volkswagen Group of America Finance LLC
1.154% (US0003M + 0.940%) due 11/12/2021 ~		1,900	1,914
3.350% due 05/13/2025		2,500	2,750
4.000% due 11/12/2021		1,500	1,546
Walt Disney Co.
1.750% due 01/13/2026		500	524
2.650% due 01/13/2031		500	548
3.500% due 05/13/2040		300	353
3.600% due 01/13/2051		400	486
2.082% due 09/09/2022 •		3,600	3,642
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		1,600	1,646
3.550% due 04/01/2025		1,500	1,658
			91,133
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
3.250% due 12/01/2027		1,600	1,603
2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		1,146	1,134
			2,737
MUNICIPAL BONDS & NOTES 0.0%
6.500% due 06/01/2023		320	325

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Adjustable Rate Mortgage Trust
3.311% due 09/25/2035 ^~	79	75
3.936% due 07/25/2035 ~	70	71
0.528% due 09/25/2046 ^•	720	709
1.757% due 09/25/2045 •	55	55
Banc of America Funding Trust
2.895% due 11/20/2034 ~	354	347
3.112% due 10/20/2046 ^~	629	536
3.500% due 01/20/2047 ^~	98	93
5.500% due 09/25/2035	582	643
5.750% due 11/25/2035	332	348
6.000% due 08/25/2036 ^	100	100
Banc of America Mortgage Trust
2.741% due 07/25/2035 ~	49	43
2.998% due 09/25/2035 ^~	108	103
BCAP LLC Trust
1.484% due 01/26/2047 •	390	362
3.034% due 02/26/2036 ~	12	12
5.250% due 02/26/2036 ~	672	442
Bear Stearns Adjustable Rate Mortgage Trust
2.725% due 10/25/2033 ~	41	41
3.007% due 02/25/2033 ~	3	3
3.022% due 02/25/2034 ~	6	6
3.115% due 05/25/2034 ~	71	64
3.176% due 11/25/2034 ~	578	493
3.199% due 02/25/2036 ^~	160	156
3.473% due 05/25/2034 ~	131	126
3.831% due 05/25/2033 ~	32	31
Bear Stearns ALT-A Trust
3.002% due 11/25/2035 ^~	36	32
3.084% due 08/25/2036 ^~	57	43
3.108% due 11/25/2036 ^~	1,186	798
3.478% due 08/25/2036 ^~	1,048	674
3.491% due 11/25/2036 ^~	344	241
2.984% due 01/26/2036 ^~	74	61
0.652% due 05/20/2045 •	19	14
Chase Mortgage Finance Trust
3.195% due 02/25/2037 ~	191	192
3.276% due 07/25/2037 ~	99	90
6.000% due 04/25/2037 ^	63	64
3.125% due 08/25/2035 ~	94	95
2.220% due 09/25/2035 •	178	181
2.674% due 09/25/2035 ^~	819	763
Commercial Mortgage Trust
0.610% due 03/10/2046 ~(a)	12,000	151
1.324% due 01/10/2046 ~(a)	8,585	172
Countrywide Alternative Loan Trust
0.308% due 02/25/2047 •	280	256
0.318% due 05/25/2047 •	258	240
0.348% due 06/25/2037 •	775	714
0.408% due 07/25/2046 ^•	750	495
0.432% due 09/20/2046 •	1,157	784
0.498% due 05/25/2037 ^•	418	134
0.548% due 06/25/2036 ^•	255	110
0.568% due 05/25/2035 •	808	757
0.568% due 07/25/2046 ^•	39	35
0.568% due 07/25/2046 •	656	613
0.572% due 03/20/2046 •	46	39
0.708% due 12/25/2035 •	29	28
2.009% due 08/25/2035 •	206	198
2.109% due 11/25/2035 •	314	287
2.649% due 11/25/2035 •	223	209
5.250% due 06/25/2035 ^	131	123
6.250% due 08/25/2037 ^	410	320
6.500% due 08/25/2032	53	54
Countrywide Home Loan Mortgage Pass-Through Trust
0.588% due 05/25/2035 ^•	68	52
0.728% due 04/25/2035 •	39	36
0.788% due 03/25/2035 •	665	596
0.808% due 02/25/2035 •	120	118
0.828% due 02/25/2035 •	49	46
0.828% due 03/25/2036 •	105	55
2.195% due 02/20/2036 ^•	208	183
2.658% due 11/20/2034 ~	74	73
2.749% due 11/25/2034 ~	22	22
2.997% due 09/25/2047 ^~	372	350
3.059% due 08/25/2034 ^~	7	7
3.090% due 08/25/2034 ^~	24	24
3.266% due 04/20/2036 ^~	62	57
6.000% due 12/25/2035	164	162
2.785% due 07/25/2033 ~	8	8
6.500% due 07/26/2036 ^	594	239

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

DBUBS Mortgage Trust
0.250% due 11/10/2046 ~(a)	15,100	0
0.563% due 11/10/2046 ~(a)	1,402	0
5.500% due 12/25/2035 ^	326	323
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.248% due 10/25/2036 ^•	42	31
6.300% due 07/25/2036 ^þ	255	250
2.827% due 08/25/2035 ^~	503	469
GreenPoint Mortgage Funding Trust
0.328% due 01/25/2037 •	606	569
0.348% due 12/25/2046 ^•	875	814
0.568% due 04/25/2036 •	375	362
0.588% due 06/25/2045 •	175	158
0.688% due 11/25/2045 •	50	44
3.181% due 10/25/2033 ~	22	22
GS Mortgage Securities Corp.
0.207% due 05/03/2032 ~(a)	65,000	741
1.489% due 02/10/2046 ~(a)	14,044	385
1.932% due 11/10/2045 ~(a)	17,677	475
GSR Mortgage Loan Trust
0.668% due 08/25/2046 •	586	352
2.930% due 03/25/2033 •	63	63
3.201% due 09/25/2035 ~	74	77
3.463% due 05/25/2035 ~	116	112
HarborView Mortgage Loan Trust
0.342% due 09/19/2037 •	661	627
0.532% due 07/21/2036 •	86	94
0.630% due 03/19/2036 ^•	85	81
0.712% due 02/19/2036 •	302	220
0.772% due 11/19/2035 •	528	483
0.852% due 01/19/2035 •	27	24
2.965% due 07/19/2035 ^~	3	3
3.444% due 07/19/2035 ^~	52	44
0.508% due 12/25/2036 •	12	12
Impac CMB Trust
0.808% due 03/25/2035 •	17	17
0.928% due 10/25/2034 •	155	155
IndyMac Mortgage Loan Trust
0.388% due 06/25/2037 •	346	338
0.398% due 02/25/2037 •	1,049	822
0.438% due 11/25/2036 ^•	277	255
0.568% due 05/25/2046 •	912	868
2.900% due 12/25/2034 ~	63	64
3.112% due 11/25/2035 ^~	293	271
3.149% due 08/25/2035 ~	156	142
JPMorgan Alternative Loan Trust
0.628% due 10/25/2036 •	1,943	1,884
2.755% due 12/25/2035 ^~	1,508	1,274
5.500% due 11/25/2036 ^~	8	5
0.964% due 12/15/2047 ~(a)	49,185	794
JPMorgan Mortgage Trust
0.448% due 10/25/2035 •	1,902	1,588
2.230% due 11/25/2033 ~	39	40
3.120% due 10/25/2035 ~	92	93
3.222% due 07/27/2037 ~	619	619
3.233% due 08/25/2035 ~	189	194
3.458% due 02/25/2036 ^~	295	260
3.468% due 07/25/2035 ~	95	95
0.468% due 11/25/2046 ^•	765	625
MASTR Adjustable Rate Mortgages Trust
0.358% due 04/25/2046 •	155	141
0.828% due 05/25/2047 ^•	921	1,018
0.548% due 03/25/2036 ^•	418	23
0.599% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
2.225% due 02/25/2033 ~	46	45
2.940% due 06/25/2037 ~	102	103
3.512% due 06/25/2035 ~	127	127
3.528% due 04/25/2037 ^~	20	20
MFA Trust
1.381% due 04/25/2065 ~	4,433	4,441
1.947% due 04/25/2065 ~	1,698	1,709
Morgan Stanley Bank of America Merrill Lynch Trust
1.039% due 05/15/2046 ~(a)	45,217	854
1.329% due 02/15/2046 ~(a)	16,298	358
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,497	3,681
2.750% due 11/25/2059 ~	3,007	3,165
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.323% due 02/25/2036 ^~	84	73
2.633% due 10/25/2035 ~	186	184
3.385% due 08/25/2035 ~	123	128
5.820% due 03/25/2047 þ	310	324
6.138% due 03/25/2047 þ	265	277
1.109% due 01/15/2026 •	3,700	3,714

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2047 •	974	518
0.568% due 04/25/2046 •	67	28
1.641% due 10/25/2037 ~	599	563
3.298% due 08/25/2035 ^~	110	62
4.420% due 09/25/2035 ^~	63	51
6.000% due 06/25/2036	578	564
6.000% due 06/25/2037 ^	337	329
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^	163	163
6.500% due 08/25/2036 ^	667	337
Residential Funding Mortgage Securities, Inc. Trust
3.037% due 06/25/2035 ~	148	139
3.338% due 09/25/2035 ^~	177	134
Sequoia Mortgage Trust
0.852% due 07/20/2033 •	132	129
2.789% due 04/20/2035 ~	42	43
Structured Adjustable Rate Mortgage Loan Trust
0.588% due 05/25/2037 •	39	38
1.757% due 10/25/2037 ^•	219	209
2.009% due 01/25/2035 ^•	19	18
2.724% due 04/25/2034 ~	116	117
3.024% due 04/25/2035 ~	647	639
3.080% due 02/25/2034 ~	68	67
Structured Asset Mortgage Investments Trust
0.338% due 07/25/2046 ^•	617	495
0.368% due 09/25/2047 •	78	70
0.568% due 04/25/2036 •	136	126
0.608% due 05/25/2045 •	223	219
0.652% due 07/19/2035 •	96	93
0.732% due 07/19/2034 •	4	4
0.768% due 12/25/2035 ^•	15	14
2.109% due 08/25/2047 ^•	1,069	1,024
0.438% due 10/25/2036 •	1,094	949
6.470% due 09/25/2036 ^þ	189	9
Thornburg Mortgage Securities Trust 1.589% due 06/25/2047 ^•	1,061	976
1.603% due 12/10/2045 ~(a)	48,690	1,071
2.134% due 01/10/2045 ~(a)	11,119	82
WaMu Mortgage Pass-Through Certificates Trust
0.708% due 11/25/2045 •	178	175
0.728% due 07/25/2045 •	314	305
0.728% due 10/25/2045 •	72	70
0.768% due 01/25/2045 •	75	73
0.788% due 01/25/2045 •	50	50
0.888% due 11/25/2034 •	425	424
1.128% due 11/25/2034 •	288	287
1.554% due 12/25/2046 •	237	223
1.684% due 05/25/2046 •	619	608
2.003% due 11/25/2046 •	109	103
2.009% due 06/25/2042 •	32	31
2.009% due 08/25/2042 •	29	28
2.023% due 12/25/2046 •	418	398
2.722% due 12/25/2036 ^~	25	25
2.999% due 08/25/2034 ~	180	182
3.117% due 12/25/2035 ~	401	400
3.208% due 04/25/2037 ^~	662	609
3.508% due 02/25/2037 ^~	323	294
3.596% due 03/25/2035 ~	192	198
3.601% due 03/25/2036 ^~	739	731
3.675% due 02/25/2037 ^~	216	209
3.746% due 06/25/2033 ~	24	24
3.768% due 03/25/2034 ~	167	174
Washington Mutual Mortgage Pass-Through Certificates Trust
0.648% due 07/25/2046 ^•	3	4
1.549% due 07/25/2046 ^•	352	246
1.579% due 05/25/2046 ^•	1,153	977
6.000% due 10/25/2035 ^	389	313
5.750% due 07/25/2037 ^	78	78
Wells Fargo-RBS Commercial Mortgage Trust
0.347% due 03/15/2048 ~(a)	26,228	181
1.173% due 03/15/2045 ~(a)	43,283	862
		71,040
	SHARES
PREFERRED SECURITIES 0.3%
2.875% due 03/02/2025 •(h)	1,700	2,094

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

5.875% due 03/15/2028 •(h)	1,900	2,152
		4,246
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 33.5%
Fannie Mae
0.191% due 07/25/2037 •	$166	163
0.268% due 03/25/2034 •	2	2
0.298% due 08/25/2034 •	2	2
0.548% due 06/25/2029 - 06/25/2036 •	58	58
1.802% due 12/01/2034 •	10	10
1.903% due 03/01/2033 •	30	30
1.944% due 06/01/2043 - 10/01/2044 •	75	76
2.217% due 09/01/2035 •	16	16
2.306% due 01/25/2022 ~(a)	3,254	30
2.350% due 05/01/2026 •	1	1
2.575% due 06/01/2035 •	21	21
2.880% due 11/01/2034 •	267	282
3.000% due 03/01/2060	1,880	2,040
3.500% due 01/01/2059	4,246	4,696
4.079% due 12/01/2036 •	17	18
6.000% due 04/25/2043 - 07/25/2044	373	434
6.500% due 06/25/2044	6	8
Freddie Mac
0.278% due 08/25/2031 •	12	12
0.499% due 01/15/2038 •	830	830
0.609% due 12/15/2031 •	16	16
0.759% due 12/15/2037 •	175	178
0.796% due 09/25/2022 ~(a)	20,508	240
0.957% due 11/25/2022 ~(a)	25,560	357
1.809% due 10/25/2044 •	330	336
2.265% due 10/01/2035 •	19	19
2.301% due 11/01/2035 •	29	29
2.365% due 09/01/2035 •	11	12
2.375% due 03/01/2036 •	194	194
2.564% due 06/01/2024 •	2	2
2.663% due 01/15/2038 ~(a)	830	50
2.710% due 08/01/2035 •	15	15
Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047	185	189
3.125% due 10/20/2029 •	5	6
6.000% due 08/20/2034	2,086	2,386
2.000% due 03/01/2051	35,500	37,003
Uniform Mortgage-Backed Security
2.500% due 11/01/2050	1,892	2,012
3.000% due 10/01/2049	3,037	3,298
3.500% due 10/01/2034 - 07/01/2050	8,001	8,527
4.000% due 01/01/2048 - 06/01/2050	6,109	6,542
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	187,900	194,513
2.500% due 01/01/2051 - 03/01/2051	43,900	46,132
3.500% due 01/01/2051 - 02/01/2051	66,100	69,875
4.000% due 01/01/2051 - 02/01/2051	117,680	125,688
		506,348
U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Bonds
1.375% due 11/15/2040	5,900	5,825
1.625% due 11/15/2050	1,900	1,889
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022	230	234
0.125% due 07/15/2030 (p)	508	570
0.250% due 02/15/2050 (p)	25	30
0.500% due 01/15/2028 (l)(n)	21,428	24,306
0.625% due 04/15/2023 (n)	1,572	1,656
0.750% due 02/15/2045 (p)	55	71
1.000% due 02/15/2048	1,161	1,619
1.375% due 02/15/2044 (n)(p)	2,011	2,899
2.500% due 01/15/2029	5,579	7,331
3.875% due 04/15/2029	1,901	2,740
U.S. Treasury Notes
0.625% due 05/15/2030	7,500	7,329
2.000% due 08/15/2025 (l)(n)(p)	9,500	10,234
2.000% due 11/15/2026 (l)(n)(p)	5,300	5,769
2.250% due 11/15/2025 (p)	200	218
2.625% due 06/15/2021 (p)	800	809
2.875% due 04/30/2025 (l)(n)(p)	4,200	4,666
U.S. Treasury STRIPS
0.000% due 11/15/2023 (a)(n)	7,300	7,264

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

0.000% due 05/15/2026 (a)(n)		1,442	1,403
			86,862
Total United States (Cost $781,294)			801,015
SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS (k) 0.4%			6,768
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	66,434	484
JAPAN TREASURY BILLS 2.8%
(0.092)% due 03/15/2021 - 03/29/2021 (d)(e)	JPY	4,310,000	41,750
Total Short-Term Instruments (Cost $48,668)			49,002
Total Investments in Securities (Cost $1,850,046)			1,976,348
		SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short Asset Portfolio		60,851	610
PIMCO Short-Term Floating NAV Portfolio III		3,639,815	35,892
Total Short-Term Instruments (Cost $36,494)			36,502
Total Investments in Affiliates (Cost $36,494)			36,502
Total Investments 133.2% (Cost $1,886,540)			$2,012,850
Financial Derivative Instruments (m)(o) 1.6%(Cost or Premiums, net $1,673)			24,712
Other Assets and Liabilities, net (34.8)%			(526,684)
Net Assets 100.0%			$1,510,878

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,900	$1,944	0.13%
Morgan Stanley	0.790	02/03/2023	01/30/2020	6,140	6,375	0.42
$8,040	$8,319	0.55%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$6,768	U.S. Treasury Bills 0.000% due 12/30/2021	$(6,903)	$6,768	$6,768
Total Repurchase Agreements	$(6,903)	$6,768	$6,768
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.170%	11/19/2020	01/19/2021	$(6,573)	$(6,574)
DBL	(1.350)	05/13/2020	TBD(2)	EUR	(565)	(685)
DEU	0.170	10/13/2020	01/08/2021	$(4,325)	(4,327)
JML	(0.530)	11/18/2020	02/17/2021	EUR	(17,945)	(21,908)
JPS	0.161	10/20/2020	01/19/2021	$(6,983)	(6,985)
Total Reverse Repurchase Agreements	$(40,479)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (0.5)%
Sovereign Issues (0.5)%
Canada Government International Bond	2.750%	12/01/2048	CAD	7,400	$(7,890)	$(8,014)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

United States (8.4)%
U.S. Government Agencies (8.4)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2051	$26,300	$(27,586)	$(27,673)
Uniform Mortgage-Backed Security, TBA	3.000	01/01/2051	94,600	(98,931)	(99,108)
Total United States	(126,517)	(126,781)
Total Short Sales (8.9)%	$(134,407)	$(134,795)
(l)	Securities with an aggregate market value of $40,629 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(134,227) at a weighted average interest rate of (0.170%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for short sales includes $37 of accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 90-Day Eurodollar June 2022 Futures	$99.750	06/13/2022	93	$233	$21	$26
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	50	125	11	13
Total Purchased Options	$32	$39
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	291	$33,031	$178	$27	$(40)
Call Options Strike @ EUR 115.000 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	925	6	(1)	0	0
Call Options Strike @ EUR 190.000 on Euro-Bund 10-Year Bond March 2021 Futures (1)	02/2021	72	1	0	0	0
Euro-BTP Italy Government Bond March Futures	03/2021	540	100,280	930	39	0
Euro-Buxl 30-Year Bond March Futures	03/2021	44	12,107	31	0	(16)
Japan Government 10-Year Bond March Futures	03/2021	64	94,164	(64)	6	(19)
United Kingdom Long Gilt March Futures	03/2021	45	8,341	93	18	0
$1,167	$90	$(75)
SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	74	$(6,700)	$(5)	$0	$(1)
Canada Government 10-Year Bond March Futures	03/2021	196	(22,958)	(32)	0	(52)
Euro-Bobl March Futures	03/2021	19	(3,138)	2	1	0
Euro-Bund 10-Year Bond March Futures	03/2021	72	(15,625)	(5)	5	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	14	(2,871)	(15)	0	0
Euro-Schatz March Futures	03/2021	925	(126,874)	110	6	0
U.S. Treasury 5-Year Note March Futures	03/2021	76	(9,588)	(27)	0	(4)
U.S. Treasury 10-Year Note March Futures	03/2021	343	(47,361)	8	0	(38)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	34	(7,261)	140	0	(25)
$176	$12	$(120)
Total Futures Contracts	$1,343	$102	$(195)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	12/20/2024	2.780%	EUR	400	$(2)	$(30)	$(32)	$0	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.240	$900	16	(6)	10	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.533	EUR	2,000	(36)	106	70	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.654	2,500	(83)	132	49	0	(2)
$(105)	$202	$97	$1	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,300	$(233)	$(81)	$(314)	$0	$(6)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	5,500	12	(22)	(10)	0	(6)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	20,900	86	(75)	11	0	(23)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	73,800	(422)	(233)	(655)	0	(93)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	56,000	(308)	(690)	(998)	0	(1)
$(865)	$(1,101)	$(1,966)	$0	$(129)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.IG-34 5-Year Index	1.000%	Quarterly	06/20/2025	$300	$2	$3	$5	$0	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	800	18	2	20	1	0
$20	$5	$25	$1	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$343,600	$(3)	$(145)	$(148)	$0	$(12)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	69,900	0	(29)	(29)	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	13,800	0	(7)	(7)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	9,900	0	(3)	(3)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	49,900	4	(27)	(23)	0	(2)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	35,300	0	(6)	(6)	3	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	10,400	0	(1)	(1)	2	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	28,300	3	(4)	(1)	5	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	32,600	0	(11)	(11)	5	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	21,900	0	(5)	(5)	3	0
$4	$(238)	$(234)	$18	$(19)
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	25,400	$44	$9	$53	$20	$0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026	12,300	3	(8)	(5)	19	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2031	9,400	51	60	111	17	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031	7,600	6	72	78	24	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2051	2,200	(69)	21	(48)	23	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051	3,100	247	(11)	236	34	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	42,100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	112,900	0	(8)	(8)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	30,500	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022	41,200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022	571,600	(5)	704	699	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		35,500	(54)	(1)	(55)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	9,100	0	86	86	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		3,200	14	25	39	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		18,400	0	368	368	10	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	265	203	5	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		37,300	1,324	2,093	3,417	88	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		7,500	1	316	317	17	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		21,800	213	945	1,158	54	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		21,900	(442)	978	536	58	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		6,900	93	1,313	1,406	54	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	455	455	20	0
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	34,900	37	142	179	13	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026		7,200	(12)	293	281	5	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025	NZD	1,250	(4)	5	1	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(2)	50	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$57,600	(802)	(546)	(1,348)	0	(12)
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		18,500	0	(618)	(618)	0	(3)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		13,600	(735)	(560)	(1,295)	0	(4)
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		15,500	0	(457)	(457)	0	(4)
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	(503)	(503)	0	(4)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		18,900	527	20	547	11	0
Receive(8)	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		39,100	121	8	129	0	(22)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,620	534	(1,736)	(1,202)	0	(16)
Pay(8)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		35,100	(281)	(351)	(632)	37	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		48,700	2,869	(8,476)	(5,607)	0	(65)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		14,900	263	(1,138)	(875)	0	(23)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		18,400	(87)	(1,961)	(2,048)	0	(30)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		60,700	(721)	236	(485)	0	(84)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		84,650	808	913	1,721	0	(112)
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,100	150	(7)	143	0	(8)
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		5,600	104	(3)	101	0	(19)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		2,300	(67)	117	50	0	(8)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,000	2	39	41	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		4,900	23	167	190	0	(22)
Receive(8)	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		11,100	347	408	755	0	(49)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	118	126	4	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	227	216	6	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	12,700	(271)	(28)	(299)	4	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	109	109	0	(2)
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	27,700	(31)	24	(7)	0	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		138,100	(295)	(284)	(579)	0	(14)
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		9,000	298	567	865	0	(2)
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	03/17/2031		35,200	(39)	8	(31)	6	(8)
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		66,300	(137)	(70)	(207)	20	0
Pay(8)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		4,200	0	30	30	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		2,400	(214)	(24)	(238)	0	0
Receive(8)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	0	1	1	0	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2051		10,250	208	(285)	(77)	0	(4)
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		4,200	(28)	0	(28)	0	(2)
Receive(8)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		1,400	0	(36)	(36)	0	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	65	47	0	0
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	610,000	89	7	96	0	(1)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,050,000	19	(313)	(294)	19	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		980,000	(101)	417	316	0	(28)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	3,100	0	114	114	9	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	37	40	2	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	14,100	0	(364)	(364)	0	(1)
Receive	UKRPI	3.258	Maturity	02/15/2025		9,600	0	(249)	(249)	0	(1)
Receive	UKRPI	3.262	Maturity	02/15/2025		6,400	0	(168)	(168)	0	(1)
Receive	UKRPI	3.355	Maturity	11/15/2025		5,200	(2)	(25)	(27)	3	0
Pay	UKRPI	3.386	Maturity	01/15/2030		2,000	0	59	59	0	(10)
Pay	UKRPI	3.436	Maturity	02/15/2030		1,100	0	37	37	0	(6)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Pay	UKRPI	3.450	Maturity	02/15/2030	9,000	4	318	322	0	(46)
Pay	UKRPI	3.453	Maturity	02/15/2030	13,200	0	480	480	0	(67)
Receive	UKRPI	3.397	Maturity	11/15/2030	1,850	14	(9)	5	11	0
Receive	UKRPI	3.445	Maturity	11/15/2030	1,550	0	(9)	(9)	9	0
Pay	UKRPI	3.473	Maturity	11/15/2030	5,200	0	57	57	0	(30)
Receive	UKRPI	3.510	Maturity	11/15/2030	870	0	(16)	(16)	5	0
Pay	UKRPI	3.217	Maturity	11/15/2040	3,150	(56)	(82)	(138)	0	(19)
Pay	UKRPI	3.272	Maturity	11/15/2040	1,100	0	(20)	(20)	0	(7)
Pay	UKRPI	3.273	Maturity	11/15/2040	1,550	0	(27)	(27)	0	(9)
Pay	UKRPI	3.340	Maturity	11/15/2040	1,470	0	21	21	0	(9)
Receive	UKRPI	3.000	Maturity	11/15/2050	1,300	49	78	127	0	(7)
Receive	UKRPI	3.051	Maturity	11/15/2050	1,100	0	58	58	0	(6)
Receive	UKRPI	3.143	Maturity	11/15/2050	600	0	(19)	(19)	0	(4)
$3,981	$(5,530)	$(1,549)	$607	$(772)
Total Swap Agreements	$3,035	$(6,662)	$(3,627)	$627	$(922)
(n)

Securities with an aggregate market value of $7,330 and cash of $18,272 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Future styled option.
(2)	Unsettled variation margin liability of $(3) for closed futures agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	PLN	129	$33	$0	$(1)
01/2021	TWD	27,847	991	0	(1)
01/2021	$30,263	AUD	40,960	1,317	0
01/2021	5,756	CAD	7,352	20	0
01/2021	1,682	CHF	1,490	3	(3)
01/2021	68,933	JPY	7,168,165	492	0
03/2021	HKD	893	$115	0	0
03/2021	JPY	3,690,000	35,601	0	(164)
03/2021	$1,756	KRW	1,916,147	5	0
BPS	01/2021	AUD	756	$556	0	(27)
01/2021	CAD	9,500	7,457	0	(7)
01/2021	EUR	8,493	10,316	0	(61)
01/2021	PEN	985	273	1	0
01/2021	PLN	44	11	0	0
01/2021	TWD	120,616	4,302	5	0
01/2021	$2,274	CAD	2,948	42	0
01/2021	4,918	CHF	4,369	17	0
01/2021	5,692	GBP	4,217	75	0
01/2021	6,521	JPY	675,300	20	0
01/2021	1,797	SEK	15,170	47	0
02/2021	DKK	68,690	$10,963	0	(320)
02/2021	$1,312	ILS	4,434	69	0
03/2021	TWD	100,145	$3,598	0	(10)
03/2021	$2,461	CNH	16,430	54	0
03/2021	1,500	KRW	1,633,982	3	(2)
BRC	01/2021	BRL	11,941	$2,262	0	(37)
01/2021	$2,298	BRL	11,941	1	0
01/2021	1,246	GBP	933	30	0
01/2021	1,431	JPY	147,800	1	0
01/2021	2,536	RUB	195,521	104	0
02/2021	1,541	BRL	8,120	22	0
03/2021	58	KRW	64,076	1	0
03/2021	1,448	MYR	5,808	3	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

CBK	01/2021	BRL	3,821		$735	0	0
	01/2021	PEN	13,990		3,890	24	0
	01/2021		$755	BRL	3,821	0	(20)
	01/2021		6,861	CHF	6,072	0	(1)
	01/2021		2,018	CLP	1,506,392	102	0
	01/2021		6,038	JPY	628,969	53	0
	01/2021		2,390	NOK	21,090	70	0
	01/2021		1,717	RUB	132,122	67	0
	01/2021		1,180	SEK	10,060	43	0
	01/2021		1,687	ZAR	26,395	104	0
	01/2021	ZAR	127		$8	0	(1)
	02/2021	BRL	3,821		755	19	0
	02/2021	DKK	72,074		11,549	0	(289)
	02/2021	ILS	15,236		4,684	0	(60)
	02/2021	PEN	31,643		8,730	17	(30)
	02/2021		$12,633	MXN	290,173	1,893	0
	02/2021		2,084	RUB	153,488	0	(19)
	03/2021	TWD	81,343		$2,921	3	(13)
	03/2021		$1,877	CNH	12,458	30	0
	03/2021		29,515	CNY	193,131	0	(11)
	03/2021		795	KRW	876,837	11	0
	04/2021	ILS	15,400		$4,545	0	(257)
GLM	01/2021	JPY	17,053,074		164,763	0	(399)
	01/2021	MXN	67,888		3,326	0	(79)
	01/2021	PEN	2,185		606	2	0
	01/2021		$1	CLP	747	0	0
	01/2021		1,206	MXN	24,792	37	0
	01/2021		19,459	NZD	27,705	476	0
	01/2021		2,088	PEN	7,529	0	(9)
	01/2021		2,147	RUB	164,475	74	0
	02/2021	DKK	55,704		$8,935	0	(214)
	02/2021	RON	119		29	0	(1)
	02/2021		$2,726	DKK	16,580	7	(9)
	02/2021		164,809	JPY	17,053,074	403	0
	02/2021		5,262	RUB	401,193	138	0
	03/2021	CNH	839,532		$127,154	0	(1,340)
	03/2021	PEN	8,701		2,408	4	0
	03/2021		$1,167	CNH	7,677	8	0
	04/2021	PEN	7,529		$2,087	8	0
HUS	01/2021	BRL	7,084		1,363	0	(1)
	01/2021	EUR	5,947		7,126	0	(140)
	01/2021	GBP	1,287		1,702	0	(58)
	01/2021	MXN	20,190		947	0	(66)
	01/2021	PEN	7,529		2,119	39	0
	01/2021	PLN	108		28	0	(1)
	01/2021		$5,467	AUD	7,288	152	0
	01/2021		1,364	BRL	7,084	0	0
	01/2021		3,475	CAD	4,451	22	0
	01/2021		2,980	CLP	2,169,846	76	(2)
	01/2021		12,157	EUR	9,999	60	0
	01/2021		39,965	GBP	29,870	884	0
	01/2021		11,150	JPY	1,161,958	104	0
	01/2021		49,743	SEK	423,191	1,695	0
	01/2021		1,634	ZAR	25,278	82	0
	01/2021	ZAR	89		$6	0	0
	02/2021		$8,050	RUB	600,136	40	(15)
	03/2021	CNH	109,509		$16,580	0	(181)
	03/2021	CNY	133,962		20,198	0	(267)
	03/2021	TWD	80,704		2,899	0	(8)
	03/2021		$957	CNH	6,342	14	0
	03/2021		1,494	COP	5,113,589	1	0
	03/2021		4,851	KRW	5,349,999	67	(1)
	03/2021		19,997	MXN	434,899	1,698	0
JPM	01/2021	BRL	1,036		$199	0	0
	01/2021		$21,867	AUD	29,720	1,046	0
	01/2021		199	BRL	1,036	1	0
	01/2021		10	CLP	8,141	1	0
	01/2021		5,578	EUR	4,568	3	0
	01/2021		16	RUB	1,232	1	0
	02/2021	CZK	1,727		$81	0	0
	02/2021		$720	ILS	2,484	53	0
	03/2021	CNH	67,974		$10,394	0	(10)
	03/2021	TWD	48,383		1,732	0	(11)
	03/2021		$6,948	CNH	46,030	97	0
	03/2021		6,116	IDR	87,476,016	138	0
	03/2021		27	KRW	29,768	0	0
MYI	01/2021	CHF	3,191		$3,581	0	(24)
	01/2021	JPY	620,000		6,001	0	(5)
	01/2021	NOK	31,020		3,504	0	(114)
	01/2021	NZD	6,396		4,491	0	(111)
	01/2021		$128,030	CHF	115,954	2,960	0
	01/2021		19,195	JPY	1,999,500	170	0
	01/2021		120,953	NOK	1,070,834	3,937	0
	01/2021		94,493	SEK	800,861	2,850	0
	03/2021	IDR	19,234,141		$1,376	1	0
	03/2021		$6	KRW	6,629	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

06/2021	92	EUR	72	0	(4)
RBC	01/2021	1,191	GBP	899	39	0
RYL	01/2021	2,128	NOK	18,485	28	0
SCX	01/2021	12,784	AUD	17,354	596	0
01/2021	5,138	CHF	4,630	95	(2)
01/2021	36,106	EUR	30,149	725	0
01/2021	2,499	GBP	1,850	31	0
01/2021	1,218	JPY	126,300	6	0
01/2021	1,918	NOK	16,755	36	0
01/2021	1,469	PEN	5,320	1	0
01/2021	6,456	SEK	54,240	137	0
02/2021	ILS	1,269	$369	0	(26)
02/2021	$36,914	EUR	30,149	0	(58)
03/2021	MYR	26,848	$6,595	0	(111)
03/2021	TWD	97,656	3,510	0	(8)
03/2021	$18,925	IDR	272,501,413	556	0
SOG	02/2021	1,027	RUB	76,049	0	(3)
SSB	01/2021	MXN	497,163	$24,617	0	(321)
01/2021	TWD	37,769	1,346	1	0
03/2021	KRW	24,430,081	21,949	0	(503)
03/2021	TWD	24,770	893	1	0
TOR	01/2021	CAD	158,278	124,237	0	(108)
01/2021	JPY	185,000	1,768	0	(23)
01/2021	$122,175	CAD	158,278	2,170	0
01/2021	5	CLP	3,735	0	0
01/2021	51,126	JPY	5,330,082	497	0
02/2021	124,251	CAD	158,278	108	0
03/2021	3,535	MXN	72,509	75	0
UAG	01/2021	MXN	16,334	$767	0	(52)
01/2021	$42,938	AUD	58,400	2,088	0
01/2021	2,138	CHF	1,898	6	0
01/2021	11	RUB	813	0	0
02/2021	DKK	85,933	$13,759	0	(355)
02/2021	$18,245	RUB	1,377,680	315	(20)
Total Forward Foreign Currency Contracts	$29,628	$(5,994)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus CHF	CHF	1.020	01/25/2021	4,500	$0	$0
Call - OTC USD versus JPY	JPY	116.500	02/18/2021	122,000	12	1
Call - OTC USD versus NOK	NOK	12.000	02/18/2021	100,000	10	1
HUS	Put - OTC EUR versus USD	$1.060	01/07/2021	17,000	2	0
Call - OTC USD versus CAD	CAD	1.450	02/05/2021	125,000	13	0
Call - OTC USD versus CHF	CHF	0.980	02/12/2021	100,000	10	1
Call - OTC USD versus SEK	SEK	9.900	02/12/2021	70,000	7	2
$54	$5
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	3,700	$153	$38
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.306	10/29/2021	300	22	14
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.306	10/29/2021	300	22	25
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	10/25/2021	900	64	48
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	10/25/2021	900	65	67
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	2,300	92	26
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	5,100	377	142
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	10/13/2021	7,700	81	92
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.365	10/22/2021	1,000	71	52
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	10/22/2021	1,000	71	75
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	11,500	89	25
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	4,400	326	115
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	3,500	137	40
$1,570	$759

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Fannie Mae 1.500% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$182	$174
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2051	$64.000	01/07/2021	41,200	2	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2051	73.000	01/07/2021	39,000	1	0
$185	$174
Total Purchased Options	$1,809	$938
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	3,300	$(6)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,800	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	1,500	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	6,000	(5)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	10,500	(17)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,700	(3)	(2)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	700	(5)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	3,500	(10)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,900	(3)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	4,100	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	4,100	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	700	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	3,600	(4)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	2,200	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	3,600	(6)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,500	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,800	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	9,400	(7)	(5)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	4,200	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	4,400	(6)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	9,400	(9)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	4,200	(5)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	3,000	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	3,000	(4)	(5)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	5,400	(11)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	3,300	(4)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	3,000	(4)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	7,600	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	7,600	(14)	(13)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	2,300	(4)	(3)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	1,100	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,800	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	3,400	(5)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	3,700	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	3,700	(4)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	2,600	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	700	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,300	(5)	(3)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	1,800	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	3,300	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	3,300	(4)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	6,000	(4)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	3,200	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	6,000	(7)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	3,200	(4)	(3)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	3,000	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	3,200	(7)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	3,100	(6)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	2,900	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	2,900	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	4,700	(6)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	2,300	(3)	(2)
$(242)	$(127)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC EUR versus CNH	CNH	7.750	02/04/2021	5,860	$(32)	$(7)
Call - OTC EUR versus CNH	8.050	02/04/2021	5,860	(31)	(32)
Put - OTC USD versus CNH	6.550	01/07/2021	6,972	(34)	(55)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Call - OTC USD versus CNH	6.750	01/07/2021	6,972	(34)	0
$(131)	$(94)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	30,800	$(153)	$0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2021	4,500	(52)	(8)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/29/2021	4,500	(52)	(73)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(185)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	18,700	(85)	(1)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.223	01/15/2021	2,800	(31)	(5)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.523	01/15/2021	2,800	(31)	(14)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	42,400	(377)	(1)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	1,900	(85)	(16)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	1,100	(47)	(9)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	36,600	(326)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	29,000	(133)	(1)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	1,900	(64)	(14)
$(1,618)	$(328)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	1-Month USD-LIBOR	10/07/2022	23,250	$(24)	$(10)
Call - OTC 1-Year Interest Rate Floor(2)	0.000	1-Month USD-LIBOR	10/08/2022	12,500	(13)	(5)
$(37)	$(15)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	900	$(3)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	1,500	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,300	(4)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	1,100	(4)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,600	(7)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,700	(7)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	2,600	(4)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,700	(4)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,400	(3)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,200	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	2,700	(16)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	2,500	(6)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	2,000	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	900	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,500	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	1,500	(2)	(2)
$(80)	$(56)
Total Written Options	$(2,108)	$(620)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$600	$(21)	$12	$0	$(9)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	4,700	(168)	99	0	(69)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	3,900	(96)	10	0	(86)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	2,200	(42)	(8)	0	(50)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,600	(55)	32	0	(23)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	5,800	(146)	18	0	(128)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	2,600	(92)	54	0	(38)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.106	3,700	(72)	(12)	0	(84)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	3,200	(113)	66	0	(47)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	4,200	(142)	80	0	(62)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	2,200	(55)	7	0	(48)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.127	2,700	(65)	5	0	(60)
$(1,067)	$363	$0	$(704)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.903%	$1,900	$(46)	$55	$9	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	1,300	(32)	38	6	0
$(78)	$93	$15	$0
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/( Depreciation)	Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$10,698	$68	$179	$247	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	10,400	7,176	2	908	910	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	968	928	0
$30	$2,055	$2,085	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	$11,000	$6	$(98)	$0	$(92)
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	9,000	5	(80)	0	(75)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	12,800	7	(98)	0	(91)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.239% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	3,100	2	(28)	0	(26)
								$20	$(304)	$0	$(284)
Total Swap Agreements								$(1,095)	$2,207	$2,100	$(988)
(p)

Securities with an aggregate market value of $1,944 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)				The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$69	$0	$69
Sovereign Issues	0	427	0	427
Australia
Asset-Backed Securities	0	391	0	391
Non-Agency Mortgage-Backed Securities	0	3,488	0	3,488
Sovereign Issues	0	41,131	0	41,131
Austria
Corporate Bonds & Notes	0	260	0	260
Brazil
Corporate Bonds & Notes	0	6,899	0	6,899
Canada
Corporate Bonds & Notes	0	10,119	0	10,119
Non-Agency Mortgage-Backed Securities	0	3,715	0	3,715
Sovereign Issues	0	5,213	0	5,213
Cayman Islands
Asset-Backed Securities	0	36,378	0	36,378
Corporate Bonds & Notes	0	13,376	0	13,376
Chile
Sovereign Issues	0	1,287	0	1,287
China
Sovereign Issues	0	173,117	0	173,117
Denmark
Corporate Bonds & Notes	0	59,939	0	59,939
France
Corporate Bonds & Notes	0	13,615	0	13,615
Sovereign Issues	0	45,853	0	45,853
Germany
Corporate Bonds & Notes	0	30,060	0	30,060
Hong Kong
Corporate Bonds & Notes	0	730	0	730
India
Corporate Bonds & Notes	0	1,432	0	1,432
Indonesia
Sovereign Issues	0	1,297	0	1,297
Ireland
Asset-Backed Securities	0	13,369	0	13,369
Corporate Bonds & Notes	0	1,269	0	1,269
Israel
Sovereign Issues	0	12,730	0	12,730
Italy
Corporate Bonds & Notes	0	23,947	0	23,947
Sovereign Issues	0	25,497	0	25,497
Japan
Corporate Bonds & Notes	0	15,711	0	15,711
Sovereign Issues	0	141,663	0	141,663
Kuwait
Sovereign Issues	0	8,199	0	8,199
Lithuania
Sovereign Issues	0	2,370	0	2,370
Luxembourg
Corporate Bonds & Notes	0	3,046	0	3,046
Malaysia
Corporate Bonds & Notes	0	1,807	0	1,807
Sovereign Issues	0	6,724	0	6,724
Mexico
Sovereign Issues	0	749	0	749
Netherlands
Asset-Backed Securities	0	9,990	0	9,990
Corporate Bonds & Notes	0	12,606	0	12,606
New Zealand
Sovereign Issues	0	2,592	0	2,592
Norway
Corporate Bonds & Notes	0	1,178	0	1,178
Panama
Sovereign Issues	0	388	0	388
Peru
Sovereign Issues	0	18,687	0	18,687
Poland
Sovereign Issues	0	91	0	91
Qatar
Sovereign Issues	0	23,085	0	23,085
Romania
Sovereign Issues	0	2,663	0	2,663
Russia
Sovereign Issues	0	2,627	0	2,627
Saudi Arabia
Corporate Bonds & Notes	0	2,043	0	2,043
Sovereign Issues	0	10,068	0	10,068
Singapore
Corporate Bonds & Notes	0	5,453	0	5,453
Slovenia
Sovereign Issues	0	5,950	0	5,950
South Africa
Sovereign Issues	0	1,171	0	1,171

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

South Korea
Sovereign Issues	0	28,920	0	28,920
Spain
Corporate Bonds & Notes	0	4,502	0	4,502
Preferred Securities	0	3,251	0	3,251
Sovereign Issues	0	66,097	0	66,097
Supranational
Corporate Bonds & Notes	0	3,140	0	3,140
Switzerland
Corporate Bonds & Notes	0	14,426	0	14,426
United Arab Emirates
Corporate Bonds & Notes	0	1,651	0	1,651
Sovereign Issues	0	4,343	0	4,343
United Kingdom
Corporate Bonds & Notes	0	101,536	0	101,536
Non-Agency Mortgage-Backed Securities	0	65,723	6,642	72,365
Preferred Securities	0	576	0	576
Sovereign Issues	0	21,055	0	21,055
United States
Asset-Backed Securities	0	38,324	0	38,324
Corporate Bonds & Notes	0	91,133	0	91,133
Loan Participations and Assignments	0	2,737	0	2,737
Municipal Bonds & Notes	0	325	0	325
Non-Agency Mortgage-Backed Securities	0	71,040	0	71,040
Preferred Securities	0	4,246	0	4,246
U.S. Government Agencies	0	506,348	0	506,348
U.S. Treasury Obligations	0	86,862	0	86,862
Short-Term Instruments
Repurchase Agreements	0	6,768	0	6,768
Argentina Treasury Bills	0	484	0	484
Japan Treasury Bills	0	41,750	0	41,750
	$0	$1,969,706	$6,642	$1,976,348
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,502	$0	$0	$36,502
Total Investments	$36,502	$1,969,706	$6,642	$2,012,850
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(8,014)	0	(8,014)
United States
U.S. Government Agencies	0	(126,781)	0	(126,781)
	$0	$(134,795)	$0	$(134,795)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	141	627	0	768
Over the counter	0	32,666	0	32,666
	$141	$33,293	$0	$33,434
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(195)	(922)	0	(1,117)
Over the counter	0	(7,599)	(3)	(7,602)
	$(195)	$(8,521)	$(3)	$(8,719)
Total Financial Derivative Instruments	$(54)	$24,772	$(3)	$24,715
Totals	$36,448	$1,859,683	$6,639	$1,902,770

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR03M + 5.250%) due 10/28/2027 ~		$9,700	$9,688
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		1,588	1,589
Altice France S.A. 3.000% (EUR003M + 3.000%) due 01/31/2026 ~	EUR	982	1,182
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$15,500	15,487
Arches Buyer, Inc. 4.500% due 12/06/2027		19,300	19,343
Avolon TLB Borrower (U.S.) LLC 3.250% due 12/01/2027		14,000	14,026
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(j)		10,199	10,315
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~		4,624	4,599
Boeing Co. TBD% - 1.470% (LIBOR03M + 1.250%) due 02/07/2022 ~		13,100	12,965
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		4,800	4,800
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		15,811	15,545
4.647% (LIBOR03M + 4.500%) due 07/21/2025 ~		11,372	11,406
Camelot U.S. Acquisition Co. 3.147% (LIBOR03M + 3.000%) due 10/30/2026 ~		99	99
Carnival Corp.
7.500% (EUR003M + 7.500%) due 06/30/2025 ~	EUR	12,239	15,375
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$7,960	8,247
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		5,779	5,441
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,849	3,810
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		7,980	7,949
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		499	499
Citadel Securities LP 2.897% (LIBOR03M + 2.750%) due 02/27/2026 ~		10,121	10,142
CityCenter Holdings LLC 2.397% (LIBOR03M + 2.250%) due 04/18/2024 ~		4,996	4,943
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~		5,254	5,230
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		12,679	12,658
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		43,165	43,165
Coty, Inc. 2.402% (LIBOR03M + 2.250%) due 04/07/2025 ~		680	645
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~		6,896	6,913
CSC Holdings LLC 2.659% (LIBOR03M + 2.500%) due 04/15/2027 ~		6,077	6,040
Delos Finance SARL 2.004% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	30,450
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		12,139	12,357
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		7,967	7,572
Diamond Sports Group LLC 3.400% (LIBOR03M + 3.250%) due 08/24/2026 ~		17,281	15,467
Elanco Animal Health, Inc. 1.905% (LIBOR03M + 1.750%) due 08/01/2027 ~		3,702	3,675
Encina Private Credit LLC TBD% - 4.345% (LIBOR03M + 3.345%) due 11/30/2025 «~µ		35,700	35,700
EW Scripps Co. TBD% due 12/15/2027		3,500	3,509
FrontDoor, Inc. 2.688% (LIBOR03M + 2.500%) due 08/16/2025 ~		5,083	5,070
Genesee & Wyoming, Inc. 2.254% (LIBOR03M + 2.000%) due 12/30/2026 ~		3,573	3,570
Golden Nugget, Inc. 3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		9,972	9,664

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

HCA, Inc. 1.897% (LIBOR03M + 1.750%) due 03/18/2026 ~		1,318	1,319
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		3,806	3,896
8.000% (PRIME + 4.750%) due 11/27/2023 ~		17,400	17,636
IRB Holding Corp. TBD% due 12/15/2027		14,000	14,019
Iridium Satellite LLC 4.750% (LIBOR03M + 3.750%) due 11/04/2026 ~		3,672	3,696
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		14,800	14,805
Jaguar Holding Co. 3.500% (LIBOR03M + 2.500%) due 08/18/2022 ~		997	998
Jefferies Finance LLC
3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		9,362	9,310
4.500% (LIBOR03M + 3.750%) due 09/30/2027 «~		8,479	8,500
Level 3 Financing, Inc. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		15,118	14,913
Marriott Ownership Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 08/29/2025 ~		5,122	5,033
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~		1,469	1,465
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	982	1,182
Pacific Gas & Electric Co.
2.188% (LIBOR03M + 2.000%) due 06/30/2021 «~		$13,130	13,056
2.438% (LIBOR03M + 2.250%) due 01/03/2022 ~		10,653	10,799
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		10,748	10,585
Rackspace Hosting, Inc. 4.000% (LIBOR03M + 3.000%) due 11/03/2023 ~		1,097	1,098
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		4,760	4,751
RPI Intermediate Finance Trust 1.897% (LIBOR03M + 1.750%) due 02/11/2027 ~		6,244	6,248
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		2,200	2,285
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		4,917	4,942
SS&C Technologies Holdings Europe SARL 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		1,818	1,800
SS&C Technologies, Inc. 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		6,942	6,880
Sunshine Luxembourg SARL 4.254% (LIBOR03M + 4.000%) due 10/01/2026 ~		14,157	14,216
Toyota Motor Credit Corp. 1.070% (LIBOR03M + 0.830%) due 03/29/2021 «~		37,600	37,576
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		4,049	4,037
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,774	6,740
USI, Inc. 4.254% (LIBOR03M + 4.000%) due 12/02/2026 ~		3,069	3,071
Western Digital Corp. 1.647% (LIBOR03M + 1.500%) due 02/27/2023 ~		1,440	1,435
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 ~		547	508
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		3,651	1,826
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		6,200	6,208
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		7,794	7,757
Total Loan Participations and Assignments (Cost $620,545)			621,725
CORPORATE BONDS & NOTES 67.8%
BANKING & FINANCE 31.8%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		9,900	10,303
3.300% due 01/23/2023		250	261
3.650% due 07/21/2027 (l)		5,400	5,886
3.875% due 01/23/2028 (l)		1,425	1,540
4.125% due 07/03/2023		14,090	15,097
4.450% due 04/03/2026		2,320	2,606
Agree LP 2.900% due 10/01/2030		3,030	3,224
AIA Group Ltd.
0.759% (US0003M + 0.520%) due 09/20/2021 ~		2,300	2,300
3.200% due 09/16/2040		5,800	6,091
3.900% due 04/06/2028		4,960	5,645
AIB Group PLC
4.263% due 04/10/2025 •		5,900	6,456
4.750% due 10/12/2023		5,000	5,504

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Air Lease Corp. 2.500% due 03/01/2021		528	530
Aircastle Ltd.
4.250% due 06/15/2026		7,100	7,485
4.400% due 09/25/2023		18,000	19,082
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025		4,600	5,117
4.300% due 01/15/2026		12,535	14,598
4.900% due 12/15/2030		4,500	5,735
Ally Financial, Inc.
1.450% due 10/02/2023		4,600	4,698
3.050% due 06/05/2023		29,500	31,121
4.625% due 03/30/2025		6,800	7,757
5.125% due 09/30/2024		800	923
8.000% due 11/01/2031		1,600	2,352
Ambac LSNI LLC 6.000% due 02/12/2023 •		11,435	11,392
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		3,500	3,824
3.625% due 11/15/2027		500	552
3.875% due 01/30/2031		1,000	1,134
American Financial Group, Inc. 3.500% due 08/15/2026		31,350	34,238
American Homes 4 Rent LP 4.250% due 02/15/2028		13,667	15,727
American Honda Finance Corp. 3.375% due 12/10/2021		60	62
American International Group, Inc.
5.750% due 04/01/2048 •		400	458
6.250% due 05/01/2036		1,200	1,737
American Tower Corp.
1.875% due 10/15/2030		18,200	18,372
2.100% due 06/15/2030		4,500	4,624
2.750% due 01/15/2027		23,000	24,964
2.900% due 01/15/2030		3,400	3,711
2.950% due 01/15/2025		29,200	31,643
2.950% due 01/15/2051		23,800	23,858
3.375% due 05/15/2024		3,400	3,700
3.375% due 10/15/2026		2,100	2,361
3.700% due 10/15/2049		4,200	4,773
3.800% due 08/15/2029		11,030	12,836
3.950% due 03/15/2029		4,970	5,788
4.000% due 06/01/2025		12,700	14,353
4.400% due 02/15/2026		7,481	8,673
Arch Capital Group Ltd. 3.635% due 06/30/2050		6,905	8,051
Ares Finance Co. LLC 3.250% due 06/15/2030		13,900	14,736
Aroundtown S.A. 5.375% due 03/21/2029		1,200	1,434
Assurant, Inc.
1.501% (US0003M + 1.250%) due 03/26/2021 ~		1,584	1,584
4.200% due 09/27/2023		2,000	2,190
Athene Global Funding
1.468% (US0003M + 1.230%) due 07/01/2022 ~		23,800	23,984
4.000% due 01/25/2022		2,800	2,900
Aviation Capital Group LLC
1.175% (US0003M + 0.950%) due 06/01/2021 ~		700	696
2.875% due 01/20/2022		12,045	12,198
3.500% due 11/01/2027		16,454	16,486
3.875% due 05/01/2023		500	521
4.375% due 01/30/2024		1,700	1,795
4.875% due 10/01/2025		10,591	11,453
6.750% due 04/06/2021		1,976	2,003
Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		8,600	8,795
3.950% due 07/01/2024		1,235	1,305
4.250% due 04/15/2026		15,600	16,819
5.125% due 10/01/2023		1,500	1,607
5.500% due 01/15/2023		2,525	2,686
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	19,193
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	7,300	9,184
3.625% due 09/24/2024		8,825	11,398
Banco Bilbao Vizcaya Argentaria S.A.
1.125% due 09/18/2025		$31,200	31,454
5.875% due 09/24/2023 •(h)(i)	EUR	1,200	1,537
Banco Bradesco S.A. 3.200% due 01/27/2025		$15,000	15,731
Banco BTG Pactual S.A.
4.500% due 01/10/2025		10,500	11,235
5.500% due 01/31/2023		17,633	18,968
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	9,000	2,680

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Banco do Brasil S.A.
4.625% due 01/15/2025		$5,900	6,430
4.750% due 03/20/2024		4,900	5,280
4.875% due 04/19/2023		1,300	1,389
Banco General S.A. 4.125% due 08/07/2027		3,900	4,423
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		18,607	20,365
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 •(h)		9,000	9,776
Banco Santander Chile 2.700% due 01/10/2025		2,000	2,120
Banco Santander Mexico S.A.
4.125% due 11/09/2022		10,000	10,562
5.375% due 04/17/2025		14,400	16,562
Banco Santander S.A.
1.344% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,446
3.125% due 02/23/2023		600	632
3.848% due 04/12/2023		2,400	2,579
4.379% due 04/12/2028		3,000	3,500
Banco Votorantim S.A. 4.000% due 09/24/2022		10,000	10,390
Bank of America Corp.
1.015% (US0003M + 0.790%) due 03/05/2024 ~		1,339	1,349
1.215% (US0003M + 1.000%) due 04/24/2023 ~		14,850	15,006
1.319% due 06/19/2026 •		15,400	15,739
1.898% due 07/23/2031 •		29,100	29,409
2.676% due 06/19/2041 •		3,000	3,130
3.124% due 01/20/2023 •		7,500	7,716
3.419% due 12/20/2028 •		19,445	21,999
3.593% due 07/21/2028 •		8,000	9,090
3.970% due 03/05/2029 •		18,700	21,813
8.050% due 06/15/2027		12,000	15,917
Bank of America N.A. 6.000% due 10/15/2036		4,600	6,885
Bank of Ireland Group PLC 6.000% due 03/01/2026 •(h)(i)	EUR	2,900	3,843
Bank of New York Mellon Corp. 2.661% due 05/16/2023 •		$120	124
Bank of Nova Scotia 4.900% due 06/04/2025 •(h)(i)		6,000	6,511
Barclays Bank PLC 7.625% due 11/21/2022 (i)		8,413	9,362
Barclays PLC
1.007% due 12/10/2024 •		15,000	15,109
1.601% (US0003M + 1.380%) due 05/16/2024 ~		23,285	23,604
1.651% (US0003M + 1.430%) due 02/15/2023 ~		13,200	13,297
1.849% (US0003M + 1.625%) due 01/10/2023 ~		6,000	6,052
2.375% due 10/06/2023 •	GBP	1,100	1,547
3.200% due 08/10/2021		$3,200	3,253
3.250% due 02/12/2027	GBP	3,000	4,576
4.338% due 05/16/2024 •		$2,200	2,382
4.375% due 01/12/2026		33,865	39,069
4.610% due 02/15/2023 •		17,400	18,167
5.088% due 06/20/2030 •		2,500	3,000
6.125% due 12/15/2025 •(h)(i)		34,550	37,315
7.250% due 03/15/2023 •(h)(i)	GBP	8,765	12,743
7.875% due 09/15/2022 •(h)(i)		200	292
8.000% due 06/15/2024 •(h)(i)		$6,400	7,139
BBVA Bancomer S.A.
1.875% due 09/18/2025		1,000	1,011
4.375% due 04/10/2024		3,100	3,376
5.125% due 01/18/2033 •		20,600	22,227
5.875% due 09/13/2034 •		4,600	5,252
6.750% due 09/30/2022		6,782	7,338
Berkshire Hathaway Finance Corp. 2.850% due 10/15/2050		11,900	12,774
BGC Partners, Inc. 5.125% due 05/27/2021		21,000	21,241
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	16,183
1.600% due 03/30/2031		$7,200	7,172
2.800% due 09/30/2050		5,300	5,421
4.450% due 07/15/2045		2,300	2,929
5.000% due 06/15/2044		3,900	5,338
Block Financial LLC 3.875% due 08/15/2030		20,700	22,368
BNP Paribas S.A.
1.904% due 09/30/2028 •		4,800	4,907
3.052% due 01/13/2031 •		4,400	4,805
3.500% due 03/01/2023		14,000	14,906
4.400% due 08/14/2028		14,100	16,724
7.000% due 08/16/2028 •(h)		6,000	7,115
7.375% due 08/19/2025 •(h)		1,000	1,158
BOC Aviation Ltd.
2.375% due 09/15/2021		1,500	1,509

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

2.750% due 09/18/2022		3,200	3,269
3.500% due 01/31/2023		6,645	6,915
3.500% due 10/10/2024		8,800	9,350
Boston Properties LP
2.750% due 10/01/2026		35	38
3.250% due 01/30/2031		5,700	6,291
3.400% due 06/21/2029		6,500	7,263
BPCE S.A.
1.460% (US0003M + 1.240%) due 09/12/2023 ~		4,300	4,385
2.700% due 10/01/2029		1,600	1,721
4.000% due 09/12/2023		11,350	12,355
4.000% due 04/15/2024		1,000	1,108
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,600	2,782
Brighthouse Financial, Inc. 3.700% due 06/22/2027		2,969	3,230
Brixmor Operating Partnership LP
1.264% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,995
3.250% due 09/15/2023		5,200	5,510
3.650% due 06/15/2024		2,200	2,391
3.850% due 02/01/2025		5,475	5,999
3.900% due 03/15/2027		300	334
4.125% due 06/15/2026		3,600	4,084
4.125% due 05/15/2029		1,600	1,843
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	6,855
4.000% due 04/01/2024		13,200	14,502
4.850% due 03/29/2029		6,725	8,246
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		900	890
Brown & Brown, Inc.
2.375% due 03/15/2031		3,000	3,145
4.200% due 09/15/2024		1,000	1,114
Camden Property Trust
3.500% due 09/15/2024		800	870
4.100% due 10/15/2028		25	30
Cantor Fitzgerald LP
4.875% due 05/01/2024		2,100	2,340
6.500% due 06/17/2022		450	486
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	3,300
CBL & Associates LP
4.600% due 10/15/2024 ^(c)		600	239
5.250% due 12/01/2023 ^(c)		1,900	755
5.950% due 12/15/2026 ^(c)		22,550	8,971
China Construction Bank New Zealand Ltd. 0.989% (US0003M + 0.750%) due 12/20/2021 ~		9,400	9,407
CI Financial Corp. 3.200% due 12/17/2030		8,800	9,027
CIFI Holdings Group Co. Ltd. 6.000% due 07/16/2025		4,200	4,505
CIT Group, Inc. 5.000% due 08/15/2022		3,518	3,734
Citibank N.A. 0.824% (US0003M + 0.600%) due 05/20/2022 ~		13,700	13,726
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		16,000	16,186
2.572% due 06/03/2031 •(j)		6,400	6,823
2.876% due 07/24/2023 •		3,000	3,117
2.900% due 12/08/2021		2,500	2,554
3.200% due 10/21/2026		22,290	24,923
3.400% due 05/01/2026		2,200	2,482
3.700% due 01/12/2026		17,100	19,454
4.075% due 04/23/2029 •		5,260	6,171
8.125% due 07/15/2039		2,786	4,980
CME Group, Inc. 5.300% due 09/15/2043		6,400	9,563
CNA Financial Corp. 3.450% due 08/15/2027		50	57
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		2,411	2,523
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		23,450	23,634
1.111% (US0003M + 0.860%) due 09/26/2023 ~		2,900	2,938
3.875% due 09/26/2023		11,700	12,770
4.625% due 05/23/2029	GBP	9,600	16,302
6.625% due 06/29/2021 •(h)(i)	EUR	4,000	5,030
Corestate Capital Holding S.A. 3.500% due 04/15/2023		1,100	1,121
Corporate Office Properties LP
2.250% due 03/15/2026		$6,800	7,096
5.000% due 07/01/2025		13,800	15,925
Credit Agricole S.A.
1.235% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,113
3.750% due 04/24/2023		2,400	2,578
6.500% due 06/23/2021 •(h)(i)	EUR	1,542	1,930

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

7.500% due 06/23/2026 •(h)(i)	GBP	300	492
Credit Suisse AG
2.100% due 11/12/2021		$4,800	4,874
6.500% due 08/08/2023 (i)		38,355	43,289
Credit Suisse Group AG
1.460% (US0003M + 1.240%) due 06/12/2024 ~		15,600	15,827
2.593% due 09/11/2025 •		13,400	14,106
3.574% due 01/09/2023		10,900	11,234
3.750% due 03/26/2025		8,700	9,668
3.800% due 06/09/2023		18,000	19,396
4.207% due 06/12/2024 •		34,300	37,185
5.100% due 01/24/2030 •(h)(i)		3,000	3,128
6.250% due 12/18/2024 •(h)(i)		1,500	1,645
6.375% due 08/21/2026 •(h)(i)		3,900	4,347
7.125% due 07/29/2022 •(h)(i)		200	211
7.250% due 09/12/2025 •(h)(i)		7,100	7,994
7.500% due 07/17/2023 •(h)(i)		7,400	8,084
7.500% due 12/11/2023 •(h)(i)		2,080	2,321
Credit Suisse Group Funding Guernsey Ltd.
2.508% (US0003M + 2.290%) due 04/16/2021 ~		13,350	13,436
3.800% due 09/15/2022		7,050	7,448
Crown Castle International Corp.
2.250% due 01/15/2031		24,845	25,790
3.100% due 11/15/2029		800	883
3.200% due 09/01/2024		6,200	6,742
3.250% due 01/15/2051		16,871	17,801
3.650% due 09/01/2027		2,443	2,761
3.700% due 06/15/2026		4,230	4,769
3.800% due 02/15/2028		14,769	17,036
4.000% due 03/01/2027		3,100	3,564
4.000% due 11/15/2049		4,435	5,252
4.300% due 02/15/2029		8,680	10,311
4.450% due 02/15/2026		15,300	17,711
CubeSmart LP
3.000% due 02/15/2030		4,225	4,625
4.375% due 02/15/2029		4,600	5,444
CVS Pass-Through Trust 4.704% due 01/10/2036		8,041	9,134
CyrusOne LP
2.900% due 11/15/2024		4,000	4,278
3.450% due 11/15/2029		4,400	4,741
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		19,200	19,776
Danske Bank A/S 3.244% due 12/20/2025 •		5,000	5,355
Deutsche Bank AG
1.411% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,324
1.510% (US0003M + 1.290%) due 02/04/2021 ~		7,200	7,204
2.129% due 11/24/2026 •(j)		30,800	31,515
2.222% due 09/18/2024 •		14,000	14,411
2.625% due 12/16/2024	GBP	14,300	20,631
3.150% due 01/22/2021		$2,600	2,603
3.300% due 11/16/2022		17,715	18,485
3.547% due 09/18/2031 •		25,600	27,819
3.961% due 11/26/2025 •		1,400	1,531
4.250% due 10/14/2021		42,900	44,001
5.625% due 05/19/2031 •	EUR	3,500	4,953
6.000% due 10/30/2025 •(h)		$4,000	4,020
Digital Realty Trust LP 3.700% due 08/15/2027		35	40
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,836
Discover Financial Services
4.100% due 02/09/2027		$8,150	9,394
4.500% due 01/30/2026		6,900	7,981
5.200% due 04/27/2022		8,398	8,901
Doctors Co. 6.500% due 10/15/2023		12,300	13,303
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		578	541
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		1,656	1,567
Duke Realty LP 3.050% due 03/01/2050		2,000	2,187
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,645	6,792
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,349
EPR Properties
3.750% due 08/15/2029		1,994	1,913
4.500% due 04/01/2025		7,200	7,308
4.500% due 06/01/2027		11,500	11,518
4.750% due 12/15/2026		8,000	8,091
4.950% due 04/15/2028		3,000	3,020
Equinix, Inc.
2.150% due 07/15/2030		7,845	7,992

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

2.900% due 11/18/2026		400	438
3.000% due 07/15/2050		4,200	4,266
ERP Operating LP
3.000% due 07/01/2029		2,501	2,785
4.500% due 06/01/2045		400	529
4.625% due 12/15/2021		45	46
Essex Portfolio LP
2.650% due 03/15/2032		10,100	10,856
3.375% due 04/15/2026		8,400	9,437
3.500% due 04/01/2025		1,875	2,079
3.875% due 05/01/2024		3,900	4,287
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	22,335
4.625% due 04/29/2030		$12,400	13,893
FCE Bank PLC 0.869% due 09/13/2021	EUR	5,000	6,105
Federal Realty Investment Trust 1.250% due 02/15/2026		$10,100	10,290
Fidelity National Financial, Inc.
2.450% due 03/15/2031		3,500	3,566
3.400% due 06/15/2030		1,600	1,760
5.500% due 09/01/2022		22,440	24,188
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,938
4.600% due 11/15/2024		5,115	5,674
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		16,300	16,658
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	400	487
0.000% due 12/07/2022 •		1,900	2,245
0.080% due 12/01/2021 •		500	605
0.172% due 12/01/2024 •		100	113
0.217% due 11/15/2023 •		1,200	1,404
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$1,300	1,294
1.296% (US0003M + 1.080%) due 08/03/2022 ~		19,400	18,922
1.514% due 02/17/2023	EUR	1,200	1,467
1.744% due 07/19/2024		5,100	6,218
2.330% due 11/25/2025		2,800	3,485
2.386% due 02/17/2026		100	125
2.748% due 06/14/2024	GBP	3,900	5,340
2.979% due 08/03/2022		$2,600	2,647
3.021% due 03/06/2024	EUR	100	127
3.087% due 01/09/2023		$2,242	2,285
3.096% due 05/04/2023		1,000	1,012
3.200% due 01/15/2021		1,200	1,203
3.219% due 01/09/2022		3,400	3,440
3.250% due 09/15/2025	EUR	1,600	2,053
3.336% due 03/18/2021		$1,200	1,205
3.339% due 03/28/2022		15,200	15,371
3.350% due 11/01/2022		800	815
3.375% due 11/13/2025		6,000	6,152
3.470% due 04/05/2021		4,100	4,113
3.550% due 10/07/2022		48,600	49,663
4.000% due 11/13/2030		500	527
4.250% due 09/20/2022		5,200	5,376
4.535% due 03/06/2025	GBP	3,000	4,365
5.085% due 01/07/2021		$400	401
5.596% due 01/07/2022		8,400	8,704
5.750% due 02/01/2021		9,700	9,742
5.875% due 08/02/2021		14,002	14,349
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		20,600	21,604
6.750% due 03/15/2022		2,809	2,822
Freedom Mortgage Corp.
7.625% due 05/01/2026		5,700	6,036
8.125% due 11/15/2024		11,880	12,429
8.250% due 04/15/2025		8,400	8,799
GE Capital Funding LLC
3.450% due 05/15/2025		11,900	13,142
4.400% due 05/15/2030		35,900	42,331
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		49,626	59,243
General Motors Financial Co., Inc.
1.550% (US0003M + 1.310%) due 06/30/2022 ~(l)		1,700	1,712
4.200% due 11/06/2021		18,000	18,555
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	17,432
Globe Life, Inc. 2.150% due 08/15/2030		23,200	23,616
GLP Capital LP
3.350% due 09/01/2024		2,900	3,053
4.000% due 01/15/2030		3,200	3,482
4.000% due 01/15/2031		600	656
5.250% due 06/01/2025		20,455	23,065
5.300% due 01/15/2029		12,337	14,391
5.750% due 06/01/2028		6,300	7,480

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •		3,700	3,742
1.215% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,505
1.275% (US0003M + 1.050%) due 06/05/2023 ~		15,500	15,661
3.272% due 09/29/2025 •		110	121
3.850% due 01/26/2027		700	799
4.223% due 05/01/2029 •		44,100	52,330
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,807
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	4,787
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,400	12,439
Greenland Global Investment Ltd.
5.250% due 02/12/2021		3,900	3,872
6.250% due 12/16/2022		5,800	5,713
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		8,520	9,046
Grupo Aval Ltd. 4.750% due 09/26/2022		3,331	3,494
Guardian Life Global Funding
1.100% due 06/23/2025		4,000	4,059
2.900% due 05/06/2024		4,900	5,277
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	5,018
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		2,100	2,142
Healthcare Realty Trust, Inc. 2.050% due 03/15/2031		5,350	5,383
Healthcare Trust of America Holdings LP
2.000% due 03/15/2031		2,600	2,604
3.100% due 02/15/2030		2,300	2,515
3.500% due 08/01/2026		1,000	1,134
High Street Funding Trust 4.111% due 02/15/2028		3,500	4,039
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,931
4.125% due 03/15/2028		2,200	2,477
4.200% due 04/15/2029		4,000	4,565
Host Hotels & Resorts LP
3.375% due 12/15/2029		2,500	2,572
3.500% due 09/15/2030		4,900	5,170
3.875% due 04/01/2024		5,600	5,924
4.000% due 06/15/2025		10,277	11,050
HSBC Holdings PLC
1.600% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,475
1.645% due 04/18/2026 •		15,500	15,859
2.013% due 09/22/2028 •		8,000	8,197
2.099% due 06/04/2026 •		24,400	25,377
2.357% due 08/18/2031 •		26,093	26,992
2.633% due 11/07/2025 •		19,500	20,763
2.848% due 06/04/2031 •		26,800	28,825
3.803% due 03/11/2025 •		15,761	17,217
3.973% due 05/22/2030 •		15,800	18,275
4.292% due 09/12/2026 •		9,300	10,608
4.300% due 03/08/2026		37,200	42,874
4.583% due 06/19/2029 •		8,476	10,030
4.600% due 12/17/2030 •(h)(i)		9,500	9,691
4.750% due 07/04/2029 •(h)(i)	EUR	9,300	12,709
4.950% due 03/31/2030		$2,300	2,880
5.875% due 09/28/2026 •(h)(i)	GBP	15,800	23,822
6.000% due 09/29/2023 •(h)(i)	EUR	4,535	6,087
6.000% due 05/22/2027 •(h)(i)		$4,800	5,238
6.375% due 09/17/2024 •(h)(i)		1,500	1,622
6.500% due 03/23/2028 •(h)(i)		8,300	9,332
Hudson Pacific Properties LP
3.250% due 01/15/2030		17,700	18,875
4.650% due 04/01/2029		4,600	5,375
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	3,201
Industrial & Commercial Bank of China Ltd. 0.989% (US0003M + 0.750%) due 12/21/2021 ~		10,300	10,301
ING Groep NV
1.238% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,478
4.100% due 10/02/2023		4,500	4,946
5.750% due 11/16/2026 •(h)(i)		2,600	2,828
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	17,183
2.650% due 09/15/2040		8,000	8,235
3.000% due 06/15/2050		9,100	9,685
3.000% due 09/15/2060		15,000	15,752
3.750% due 12/01/2025		1,600	1,818
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	5,858
International Lease Finance Corp. 8.625% due 01/15/2022		7,460	8,031

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	534
3.375% due 01/12/2023		5,300	5,553
5.017% due 06/26/2024		6,890	7,541
5.710% due 01/15/2026		10,000	11,451
6.500% due 02/24/2021		2,100	2,117
7.750% due 01/11/2027 •(h)	EUR	4,500	6,604
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$16,600	17,015
3.250% due 01/24/2025		4,700	4,935
JAB Holdings BV 2.200% due 11/23/2030		21,400	21,530
Jackson National Life Global Funding 2.375% due 09/15/2022		7,200	7,447
Jefferies Finance LLC 6.250% due 06/03/2026		17,975	18,700
John Deere Capital Corp. 2.350% due 01/08/2021		30	30
JPMorgan Chase & Co.
1.115% (US0003M + 0.900%) due 04/25/2023 ~		28,405	28,682
2.182% due 06/01/2028 •		6,900	7,330
2.301% due 10/15/2025 •		22,000	23,362
2.739% due 10/15/2030 •		16,900	18,405
2.776% due 04/25/2023 •		5,000	5,164
3.509% due 01/23/2029 •		4,535	5,177
3.540% due 05/01/2028 •		10,100	11,553
3.702% due 05/06/2030 •		16,000	18,565
4.005% due 04/23/2029 •		21,000	24,668
4.203% due 07/23/2029 •		8,650	10,348
Kaisa Group Holdings Ltd.
7.875% due 06/30/2021		6,600	6,663
8.500% due 06/30/2022		11,700	11,993
9.375% due 06/30/2024		9,000	8,747
11.250% due 04/09/2022		3,900	4,079
11.500% due 01/30/2023		2,800	2,940
11.950% due 10/22/2022		300	320
11.950% due 11/12/2023		10,000	10,625
KBC Group NV 4.250% due 10/24/2025 •(h)(i)	EUR	8,800	11,294
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$2,500	2,541
Kilroy Realty LP
2.500% due 11/15/2032		7,800	7,923
3.050% due 02/15/2030		6,796	7,233
3.450% due 12/15/2024		200	217
3.800% due 01/15/2023		4,800	5,029
4.375% due 10/01/2025		4,600	5,164
Kimco Realty Corp. 2.700% due 10/01/2030		6,900	7,442
KKR Group Finance Co. LLC 3.500% due 08/25/2050		12,400	13,801
KSA Sukuk Ltd. 2.894% due 04/20/2022		6,100	6,291
KWG Group Holdings Ltd.
6.000% due 01/11/2022		1,600	1,625
6.000% due 09/15/2022		3,400	3,466
7.875% due 09/01/2023		1,700	1,777
KWG Property Holding Ltd. 5.875% due 11/10/2024		3,200	3,296
Lazard Group LLC
3.750% due 02/13/2025		5,583	6,206
4.375% due 03/11/2029		9,700	11,377
4.500% due 09/19/2028		3,500	4,157
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	18,535
Lexington Realty Trust 2.700% due 09/15/2030		2,100	2,189
Liberty Mutual Group, Inc. 4.250% due 06/15/2023		9	10
Life Storage LP 3.875% due 12/15/2027		1,700	1,944
Lifestorage LP 3.500% due 07/01/2026		1,300	1,469
Lloyds Bank PLC 7.500% due 04/02/2032 þ		18,200	15,363
Lloyds Banking Group PLC
1.039% (US0003M + 0.800%) due 06/21/2021 ~		1,100	1,104
3.000% due 01/11/2022		3,800	3,899
3.574% due 11/07/2028 •		6,900	7,793
3.750% due 01/11/2027		10,500	11,919
4.050% due 08/16/2023		12,400	13,559
4.375% due 03/22/2028		3,400	4,047
4.450% due 05/08/2025		6,400	7,341
4.947% due 06/27/2025 •(h)(i)	EUR	900	1,185
7.500% due 09/27/2025 •(h)(i)		$8,400	9,681
7.625% due 06/27/2023 •(h)(i)	GBP	5,248	7,910

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	5,200
Mack-Cali Realty LP 4.500% due 04/18/2022		$1,000	998
Marsh & McLennan Cos., Inc.
2.750% due 01/30/2022		30	31
3.875% due 03/15/2024		800	883
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,800
Mercury General Corp. 4.400% due 03/15/2027		800	887
MetLife, Inc. 10.750% due 08/01/2069		4,000	6,861
Metropolitan Life Global Funding 0.450% due 09/01/2023		4,100	4,108
MGIC Investment Corp. 5.750% due 08/15/2023		10,000	10,861
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		7,200	7,376
Mid-America Apartments LP
3.750% due 06/15/2024		1,650	1,799
4.300% due 10/15/2023		25,435	27,763
Mitsubishi UFJ Financial Group, Inc.
1.075% (US0003M + 0.860%) due 07/26/2023 ~		13,500	13,654
1.280% (US0003M + 1.060%) due 09/13/2021 ~		34,857	35,093
1.412% due 07/17/2025		9,000	9,254
2.105% (US0003M + 1.880%) due 03/01/2021 ~		6,268	6,285
2.623% due 07/18/2022		5,315	5,497
2.801% due 07/18/2024		32,000	34,331
2.998% due 02/22/2022		4,000	4,120
3.195% due 07/18/2029		7,000	7,890
3.455% due 03/02/2023		14,100	15,032
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.652% due 09/19/2022		6,000	6,188
Mizuho Financial Group, Inc.
1.070% (US0003M + 0.850%) due 09/13/2023 ~		4,100	4,124
1.101% (US0003M + 0.880%) due 09/11/2022 ~		21,000	21,240
1.360% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,239
1.979% due 09/08/2031 •		9,500	9,745
2.201% due 07/10/2031 •		2,500	2,604
2.632% due 04/12/2021		8,000	8,051
2.721% due 07/16/2023 •		38,400	39,671
2.839% due 09/13/2026		2,800	3,095
2.869% due 09/13/2030 •		12,100	13,140
Morgan Stanley
1.146% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,358
1.433% (US0003M + 1.220%) due 05/08/2024 ~		10,700	10,910
1.794% due 02/13/2032 •		47,300	47,608
3.622% due 04/01/2031 •		3,600	4,184
7.500% due 04/02/2032 þ(j)		15,800	13,611
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	13,094
3.500% due 03/15/2031		$4,500	4,655
4.625% due 08/01/2029		14,000	15,074
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		5,600	6,122
MUFG Bank Ltd. 2.850% due 09/08/2021		13,950	14,189
MUFG Union Bank N.A.
0.798% (SOFRRATE + 0.710%) due 12/09/2022 ~		1,200	1,208
2.100% due 12/09/2022		4,000	4,129
3.150% due 04/01/2022		30	31
Multibank, Inc. 4.375% due 11/09/2022		2,400	2,483
Muthoot Finance Ltd. 4.400% due 09/02/2023		5,500	5,615
Nasdaq, Inc.
2.500% due 12/21/2040		4,000	3,965
3.850% due 06/30/2026		6,000	6,890
4.250% due 06/01/2024		9,100	10,102
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		4,700	4,918
Nationwide Building Society
3.622% due 04/26/2023 •		5,700	5,923
4.363% due 08/01/2024 •		1,600	1,740
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	5,913
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		4,000	4,045
1.801% (US0003M + 1.550%) due 06/25/2024 ~		27,878	28,395
2.000% due 03/08/2023 •	EUR	780	977
3.875% due 09/12/2023		$1,100	1,194
4.800% due 04/05/2026		9,750	11,526
4.892% due 05/18/2029 •		19,700	23,694
6.000% due 12/29/2025 •(h)(i)		22,900	25,141
8.000% due 08/10/2025 •(h)(i)		650	759

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

8.625% due 08/15/2021 •(h)(i)	20,249	21,062
Navient Corp.
6.150% due 03/10/2021	1,300	1,300
6.500% due 06/15/2022	5,655	5,998
6.625% due 07/26/2021	1,600	1,637
7.250% due 01/25/2022	600	628
Neuberger Berman Group LLC 4.500% due 03/15/2027	7,800	8,818
New Metro Global Ltd.
5.000% due 08/08/2022	2,000	2,030
6.500% due 04/23/2021	7,000	7,069
6.800% due 08/05/2023	4,900	5,194
7.500% due 12/16/2021	1,000	1,030
New York Life Insurance Co.
3.750% due 05/15/2050	1,385	1,658
4.450% due 05/15/2069	3,500	4,709
Newmark Group, Inc. 6.125% due 11/15/2023	7,800	8,488
Nippon Life Insurance Co. 3.400% due 01/23/2050 •	1,900	2,066
Nissan Motor Acceptance Corp.
0.941% due 09/28/2022 •	4,361	4,324
1.114% (US0003M + 0.890%) due 01/13/2022 ~	2,100	2,096
2.600% due 09/28/2022	9,023	9,261
2.650% due 07/13/2022	2,500	2,560
2.800% due 01/13/2022	4,800	4,883
3.150% due 03/15/2021	700	703
3.650% due 09/21/2021	1,900	1,934
3.875% due 09/21/2023	700	747
Nomura Holdings, Inc.
1.851% due 07/16/2025	4,400	4,592
2.648% due 01/16/2025	1,500	1,603
2.679% due 07/16/2030	4,700	4,981
3.103% due 01/16/2030	15,000	16,409
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)	5,000	5,742
Northern Trust Corp. 3.950% due 10/30/2025	70	81
NTT Finance Corp. 1.900% due 07/21/2021	3,650	3,677
Nuveen Finance LLC 4.125% due 11/01/2024	1,000	1,128
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025	4,000	4,145
Ohio National Financial Services, Inc. 5.550% due 01/24/2030	21,300	22,335
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029	4,600	4,890
4.375% due 08/01/2023	5,575	6,034
4.500% due 04/01/2027	2,600	2,929
4.750% due 01/15/2028	700	798
5.250% due 01/15/2026	600	687
OneMain Finance Corp.
5.375% due 11/15/2029	12,300	13,868
7.750% due 10/01/2021	5,000	5,269
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022	2,000	2,060
3.875% due 03/20/2027	1,900	2,100
Pacific Life Global Funding 1.200% due 06/24/2025	3,300	3,347
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	500	501
4.500% due 03/15/2023	11,030	11,564
5.250% due 08/15/2022	8,650	9,081
PartnerRe Finance B LLC 3.700% due 07/02/2029	2,900	3,340
Physicians Realty LP
3.950% due 01/15/2028	5,400	5,853
4.300% due 03/15/2027	12,200	13,494
Pine Street Trust 4.572% due 02/15/2029	1,000	1,187
Pinnacol Assurance 8.625% due 06/25/2034 «(j)	6,000	7,641
Piper Jaffray Cos.
4.740% due 10/15/2021	9,800	9,824
5.200% due 10/15/2023	12,200	12,200
PNC Financial Services Group, Inc. 3.500% due 01/23/2024	70	76
Powerlong Real Estate Holdings Ltd. 6.250% due 08/10/2024	300	314
Pricoa Global Funding 0.800% due 09/01/2025	4,000	4,008
Principal Life Global Funding 3.000% due 04/18/2026	1,800	2,004
Protective Life Corp.
3.400% due 01/15/2030	14,600	15,795

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.300% due 09/30/2028		10,900	12,752
Protective Life Global Funding 1.999% due 09/14/2021		14,850	15,029
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	2,160
Radian Group, Inc.
4.500% due 10/01/2024		800	846
6.625% due 03/15/2025		5,600	6,353
Realty Income Corp. 3.250% due 01/15/2031		1,755	1,992
Regency Centers LP
2.950% due 09/15/2029		4,200	4,490
3.600% due 02/01/2027		2,200	2,420
3.700% due 06/15/2030		6,800	7,715
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		4,600	5,058
Reliance Standard Life Global Funding
2.150% due 01/21/2023		1,800	1,846
2.500% due 10/30/2024		2,800	2,905
2.750% due 01/21/2027		3,600	3,788
3.050% due 01/20/2021		1,900	1,902
3.850% due 09/19/2023		5,500	5,901
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	6,416
Sabra Health Care LP 3.900% due 10/15/2029		2,700	2,845
Santander Holdings USA, Inc.
3.244% due 10/05/2026		22,600	24,678
4.500% due 07/17/2025		3,650	4,144
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		16,000	16,256
2.875% due 08/05/2021		25,900	26,273
3.373% due 01/05/2024 •		9,600	10,112
4.750% due 09/15/2025		38,261	43,180
4.796% due 11/15/2024 •		15,000	16,695
7.375% due 06/24/2022 •(h)(i)	GBP	2,430	3,481
Santander UK PLC
0.845% (US0003M + 0.620%) due 06/01/2021 ~		$11,000	11,026
1.625% due 02/12/2023		2,000	2,052
2.100% due 01/13/2023		15,000	15,503
3.400% due 06/01/2021		13,600	13,772
SBA Tower Trust 1.884% due 07/15/2050		21,000	21,679
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		32,900	34,702
5.250% due 05/23/2023 (i)		7,000	7,499
5.717% due 06/16/2021		5,500	5,629
6.125% due 02/07/2022		31,650	33,362
SBL Holdings, Inc. 5.125% due 11/13/2026		5,000	4,954
Scentre Group Trust 3.500% due 02/12/2025		3,300	3,531
Service Properties Trust
4.350% due 10/01/2024		8,500	8,404
4.500% due 06/15/2023		1,200	1,208
4.750% due 10/01/2026		3,700	3,663
5.000% due 08/15/2022		3,500	3,570
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		30,700	31,401
SL Green Operating Partnership LP
1.201% (US0003M + 0.980%) due 08/16/2021 ~		10,200	10,178
3.250% due 10/15/2022		1,926	1,989
SL Green Realty Corp. 4.500% due 12/01/2022		10,550	11,102
SLM Corp.
4.200% due 10/29/2025		5,400	5,717
5.125% due 04/05/2022		4,800	4,923
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,800	5,862
3.550% due 04/15/2024		3,700	3,934
4.125% due 07/15/2023		6,000	6,411
Societe Generale S.A.
1.488% due 12/14/2026 •		17,700	17,862
6.750% due 04/06/2028 •(h)(i)		12,550	14,092
Spirit Realty LP
3.200% due 01/15/2027		5,100	5,423
3.200% due 02/15/2031		600	638
4.000% due 07/15/2029		9,354	10,534
4.450% due 09/15/2026		4,100	4,635
Standard Chartered PLC
1.430% (US0003M + 1.200%) due 09/10/2022 ~		7,100	7,130
2.819% due 01/30/2026 •		9,200	9,749
3.265% due 02/18/2036 •		10,100	10,577
3.785% due 05/21/2025 •		5,100	5,532
State Street Corp. 3.776% due 12/03/2024 •		40	44

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	14,970	24,295
Stifel Financial Corp. 4.000% due 05/15/2030		$9,800	11,214
STORE Capital Corp.
2.750% due 11/18/2030		5,100	5,190
4.500% due 03/15/2028		3,400	3,874
4.625% due 03/15/2029		2,800	3,249
Sumitomo Mitsui Financial Group, Inc.
1.078% (US0003M + 0.860%) due 07/19/2023 ~		3,980	4,019
1.358% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,292
1.910% (US0003M + 1.680%) due 03/09/2021 ~		30,000	30,085
2.130% due 07/08/2030		2,500	2,625
2.696% due 07/16/2024		24,000	25,632
2.750% due 01/15/2030		4,700	5,132
2.778% due 10/18/2022		6,000	6,256
2.934% due 03/09/2021		5,900	5,928
3.102% due 01/17/2023		14,000	14,774
3.202% due 09/17/2029 (i)		6,000	6,570
Sumitomo Mitsui Trust Bank Ltd. 1.050% due 09/12/2025		9,300	9,371
Sunac China Holdings Ltd.
6.500% due 07/09/2023		11,400	11,835
6.650% due 08/03/2024		6,500	6,784
7.000% due 07/09/2025		10,200	10,659
7.350% due 07/19/2021		1,500	1,526
7.500% due 02/01/2024		2,100	2,218
7.875% due 02/15/2022		2,400	2,464
8.375% due 01/15/2021		16,600	16,616
SVB Financial Group 3.125% due 06/05/2030		4,800	5,412
Synchrony Financial
3.700% due 08/04/2026		4,100	4,553
3.950% due 12/01/2027		5,300	5,946
4.375% due 03/19/2024		6,700	7,379
Synovus Bank 2.289% due 02/10/2023 •		5,000	5,065
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	46,248
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,839	10,819
5.661% due 10/13/2041		3,327	6,287
5.801% due 10/13/2040		6,214	11,756
Times China Holdings Ltd. 7.625% due 02/21/2022		$1,700	1,729
Trust Fibra Uno
4.869% due 01/15/2030		2,250	2,565
5.250% due 12/15/2024		2,000	2,215
5.250% due 01/30/2026		5,660	6,392
6.390% due 01/15/2050		1,700	1,995
6.950% due 01/30/2044		1,983	2,438
U.S. Bancorp 3.375% due 02/05/2024		60	65
UBS AG
5.125% due 05/15/2024 (i)		26,030	28,757
7.625% due 08/17/2022 (i)		44,367	49,120
UBS Group AG
1.171% (US0003M + 0.950%) due 08/15/2023 ~		16,500	16,664
3.126% due 08/13/2030 •		4,100	4,595
3.491% due 05/23/2023		16,700	17,385
4.125% due 09/24/2025		10,850	12,435
UDR, Inc.
1.900% due 03/15/2033		5,700	5,702
2.950% due 09/01/2026		1,400	1,538
3.200% due 01/15/2030		3,100	3,447
3.500% due 01/15/2028		7,225	8,110
4.000% due 10/01/2025		14,000	15,901
UniCredit SpA
4.129% (US0003M + 3.900%) due 01/14/2022 ~		6,400	6,581
7.500% due 06/03/2026 •(h)(i)	EUR	9,200	13,078
7.830% due 12/04/2023		$43,100	51,172
Unum Group 4.500% due 03/15/2025		7,200	8,161
Vanke Real Estate Hong Kong Co. Ltd. 4.150% due 04/18/2023		6,000	6,332
VEREIT Operating Partnership LP
2.850% due 12/15/2032		3,400	3,556
3.100% due 12/15/2029		8,000	8,640
3.950% due 08/15/2027		2,200	2,496
4.625% due 11/01/2025		12,500	14,394
4.875% due 06/01/2026		6,299	7,389
Virgin Money UK PLC 4.000% due 09/25/2026 •	GBP	6,800	10,186
Vonovia Finance BV 5.000% due 10/02/2023		$1,100	1,177

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Vornado Realty LP 3.500% due 01/15/2025	6,200	6,571
W R Berkley Corp. 4.000% due 05/12/2050	5,080	6,214
Washington Prime Group LP 6.450% due 08/15/2024 (l)	26,750	16,126
WEA Finance LLC
3.150% due 04/05/2022	2,340	2,381
3.750% due 09/17/2024	6,605	6,972
Wells Fargo & Co.
1.144% (US0003M + 0.930%) due 02/11/2022 ~	18,000	18,016
1.325% (US0003M + 1.110%) due 01/24/2023 ~	41,950	42,318
1.444% (US0003M + 1.230%) due 10/31/2023 ~	11,181	11,360
2.164% due 02/11/2026 •	14,500	15,253
2.393% due 06/02/2028 •	41,450	44,150
2.406% due 10/30/2025 •	18,200	19,248
2.625% due 07/22/2022	41,600	43,073
3.000% due 04/22/2026	28,751	31,659
3.196% due 06/17/2027 •	14,670	16,273
3.584% due 05/22/2028 •	28,906	32,774
4.400% due 06/14/2046	1,250	1,566
Wells Fargo Bank N.A.
0.853% (US0003M + 0.620%) due 05/27/2022 ~	6,000	6,013
2.897% due 05/27/2022 •	7,000	7,071
Welltower, Inc.
3.625% due 03/15/2024	400	436
4.250% due 04/15/2028	2,500	2,932
Weyerhaeuser Co.
4.000% due 11/15/2029	6,991	8,263
4.000% due 04/15/2030	16,363	19,382
7.125% due 07/15/2023	2,026	2,339
7.375% due 03/15/2032	20,059	30,101
7.950% due 03/15/2025	12,479	15,223
8.500% due 01/15/2025	12,449	16,065
WP Carey, Inc.
4.000% due 02/01/2025	8,000	8,847
4.250% due 10/01/2026	9,100	10,483
4.600% due 04/01/2024	9,164	10,180
XLIT Ltd. 4.450% due 03/31/2025	1,800	2,056
Yango Justice International Ltd.
7.500% due 04/15/2024	800	826
10.250% due 03/18/2022	2,050	2,158
Yanlord Land HK Co. Ltd. 5.875% due 01/23/2022	1,200	1,221
		6,629,623
INDUSTRIALS 28.4%
21Vianet Group, Inc. 7.875% due 10/15/2021	2,600	2,662
AbbVie, Inc.
0.863% (US0003M + 0.650%) due 11/21/2022 ~	10,000	10,069
2.300% due 05/14/2021	65	65
2.300% due 11/21/2022	9,100	9,438
2.850% due 05/14/2023	16,185	17,024
3.200% due 05/14/2026	8,843	9,807
3.850% due 06/15/2024	1,854	2,044
4.050% due 11/21/2039	1,800	2,178
4.250% due 11/21/2049	8,500	10,692
4.400% due 11/06/2042	500	628
4.550% due 03/15/2035	4,802	6,085
4.700% due 05/14/2045	700	916
5.000% due 12/15/2021	1,650	1,704
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024	10,200	10,624
4.375% due 07/03/2029	3,900	4,238
Adani Transmission Ltd. 4.000% due 08/03/2026	3,075	3,335
Adecoagro S.A. 6.000% due 09/21/2027	2,950	3,104
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	6,600	6,992
Adventist Health System 2.952% due 03/01/2029	3,000	3,257
Aetna, Inc.
2.750% due 11/15/2022	35	36
2.800% due 06/15/2023	6,253	6,583
Air Canada Pass-Through Trust
3.300% due 07/15/2031	4,847	4,763
3.600% due 09/15/2028	3,595	3,545
4.125% due 11/15/2026	6,745	6,519
5.250% due 10/01/2030	4,200	4,502
5.375% due 11/15/2022	924	927
Aker BP ASA
3.000% due 01/15/2025	8,450	8,883

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

3.750% due 01/15/2030		9,000	9,483
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		11,200	12,372
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	5,349
Alimentation Couche-Tard, Inc. 2.700% due 07/26/2022		7,250	7,498
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024		15,460	16,526
ALROSA Finance S.A. 4.650% due 04/09/2024		8,300	8,990
Altice France S.A.
3.375% due 01/15/2028	EUR	2,500	3,028
5.500% due 01/15/2028		$1,400	1,465
Amazon.com, Inc. 2.500% due 06/03/2050		9,900	10,273
Amdocs Ltd. 2.538% due 06/15/2030		27,700	29,117
American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,675	3,611
3.150% due 08/15/2033		16,216	15,961
3.200% due 12/15/2029		8,061	7,892
3.350% due 04/15/2031		16,343	16,185
3.375% due 11/01/2028		7,051	6,635
3.575% due 07/15/2029		2,970	2,954
3.600% due 03/22/2029		3,148	3,111
3.600% due 04/15/2031		3,199	2,970
3.650% due 02/15/2029		4,227	4,277
3.700% due 04/01/2028		2,471	2,332
4.000% due 01/15/2027		2,273	1,933
Amgen, Inc. 4.663% due 06/15/2051		15,404	21,013
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		8,300	8,935
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		20,498	26,029
4.900% due 02/01/2046		9,100	11,880
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048		1,500	1,898
4.750% due 04/15/2058		14,739	19,308
5.450% due 01/23/2039		18,860	25,494
5.550% due 01/23/2049		5,700	8,103
Anthem, Inc. 3.650% due 12/01/2027		10,100	11,649
AP Moller - Maersk A/S
3.875% due 09/28/2025		12,900	14,405
4.500% due 06/20/2029		8,000	9,385
Apple, Inc. 2.550% due 08/20/2060		29,200	30,034
ArcelorMittal S.A. 3.600% due 07/16/2024		4,300	4,642
Ashtead Capital, Inc.
4.000% due 05/01/2028		8,945	9,523
4.250% due 11/01/2029		3,300	3,621
Autodesk, Inc. 3.600% due 12/15/2022		3,000	3,146
AutoNation, Inc. 3.350% due 01/15/2021		8,530	8,535
Bacardi Ltd.
4.450% due 05/15/2025		4,500	5,028
4.700% due 05/15/2028		19,600	23,271
5.150% due 05/15/2038		10,500	13,449
BAE Systems PLC 3.400% due 04/15/2030		4,000	4,536
Baidu, Inc.
1.720% due 04/09/2026		4,400	4,470
3.500% due 11/28/2022		3,000	3,153
4.375% due 05/14/2024		8,100	8,922
4.375% due 03/29/2028		9,800	11,317
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027		1,615	1,810
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	3,580
BAT Capital Corp.
2.259% due 03/25/2028		32,900	34,181
2.726% due 03/25/2031		23,300	24,161
Bayer U.S. Finance LLC
2.750% due 07/15/2021		170	172
3.000% due 10/08/2021		10,957	11,145
3.375% due 07/15/2024		3,900	4,220
4.375% due 12/15/2028		47,300	55,647
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		6,300	6,605
4.875% due 11/01/2025		800	820
Berry Global, Inc.
1.570% due 01/15/2026		8,000	8,079

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.875% due 07/15/2026	3,700	3,978
Black Knight InfoServ LLC 3.625% due 09/01/2028	1,100	1,128
Boardwalk Pipelines LP 3.400% due 02/15/2031	19,000	19,856
Boeing Co.
2.300% due 08/01/2021	2,900	2,927
3.625% due 02/01/2031	8,500	9,327
5.150% due 05/01/2030	33,100	40,116
5.705% due 05/01/2040	21,000	27,206
5.805% due 05/01/2050	20,000	27,630
5.930% due 05/01/2060	30,000	42,560
Bombardier, Inc.
5.750% due 03/15/2022	800	817
6.000% due 10/15/2022 (l)	3,000	2,952
6.125% due 01/15/2023	9,100	8,904
7.500% due 12/01/2024	2,200	2,116
8.750% due 12/01/2021	800	833
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	500	511
Boston Scientific Corp. 2.650% due 06/01/2030	33,700	36,189
BRF S.A. 4.875% due 01/24/2030	3,000	3,261
Bristol-Myers Squibb Co. 4.350% due 11/15/2047	6,175	8,302
British Airways Pass-Through Trust
3.300% due 06/15/2034	9,281	9,299
3.350% due 12/15/2030	952	905
4.250% due 05/15/2034	600	644
4.625% due 12/20/2025	942	939
Broadcom Corp.
2.650% due 01/15/2023	3,120	3,247
3.875% due 01/15/2027	5,050	5,677
Broadcom, Inc.
3.459% due 09/15/2026	8,890	9,874
4.110% due 09/15/2028	91,993	105,410
4.150% due 11/15/2030	3,500	4,054
4.250% due 04/15/2026	1,820	2,086
4.300% due 11/15/2032	5,170	6,140
4.750% due 04/15/2029	700	837
5.000% due 04/15/2030	23,059	28,048
Cablevision Lightpath LLC 3.875% due 09/15/2027	4,100	4,131
Caesars Entertainment, Inc. 6.250% due 07/01/2025	7,000	7,464
Caesars Resort Collection LLC
5.250% due 10/15/2025	9,500	9,613
5.750% due 07/01/2025	3,700	3,925
Cameron LNG LLC
2.902% due 07/15/2031	1,400	1,534
3.302% due 01/15/2035	1,500	1,696
3.402% due 01/15/2038	10,600	11,577
Campbell Soup Co.
0.847% (US0003M + 0.630%) due 03/15/2021 ~	1,500	1,501
3.650% due 03/15/2023	3,862	4,125
3.950% due 03/15/2025	800	903
4.800% due 03/15/2048	5,200	6,955
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	16,744
Cardinal Health, Inc. 4.368% due 06/15/2047	2,000	2,358
CCO Holdings LLC
4.250% due 02/01/2031	11,700	12,345
4.500% due 05/01/2032	8,100	8,659
4.750% due 03/01/2030	3,200	3,457
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	2,135	2,476
Centene Corp. 4.625% due 12/15/2029	4,300	4,779
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	10,600	11,312
CF Industries, Inc. 5.150% due 03/15/2034	3,000	3,693
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	10,416
2.800% due 04/01/2031	2,900	3,067
3.700% due 04/01/2051	5,000	5,202
3.750% due 02/15/2028	24,300	27,276
3.850% due 04/01/2061	20,000	20,155
4.200% due 03/15/2028	1,600	1,847
4.464% due 07/23/2022	25,265	26,642
4.800% due 03/01/2050	13,400	16,015
4.908% due 07/23/2025	10,435	12,131
5.125% due 07/01/2049	17,200	20,994
5.375% due 04/01/2038	7,900	9,877

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.375% due 05/01/2047	6,985	8,718
5.750% due 04/01/2048	15,590	20,415
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	40,500	45,147
5.125% due 06/30/2027	30,535	36,157
China Mengniu Dairy Co. Ltd. 2.500% due 06/17/2030	8,200	8,274
Chobani LLC 4.625% due 11/15/2028	700	712
Cielo USA, Inc. 3.750% due 11/16/2022	4,500	4,616
Cigna Corp.
0.879% (US0003M + 0.650%) due 09/17/2021 ~	3,600	3,601
1.127% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,922
Cimarex Energy Co. 4.375% due 06/01/2024	6,217	6,787
Citrix Systems, Inc.
3.300% due 03/01/2030	13,080	14,466
4.500% due 12/01/2027	9,449	11,120
Comcast Corp.
1.950% due 01/15/2031	12,900	13,277
2.800% due 01/15/2051	35,300	36,768
3.250% due 11/01/2039	15,500	17,592
3.750% due 04/01/2040	42,000	50,606
3.950% due 10/15/2025	5,500	6,322
CommonSpirit Health 2.760% due 10/01/2024	12,200	13,083
Community Health Systems, Inc.
5.625% due 03/15/2027	4,200	4,521
6.000% due 01/15/2029	1,200	1,298
6.625% due 02/15/2025	2,650	2,794
8.000% due 03/15/2026	3,100	3,343
8.625% due 01/15/2024	23,200	24,230
Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	22,166
Constellation Brands, Inc.
2.875% due 05/01/2030	200	219
3.700% due 12/06/2026	2,037	2,332
3.750% due 05/01/2050	8,500	10,037
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)	4,563	1,173
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	1,388	1,400
4.750% due 07/12/2022	1,173	1,174
Continental Resources, Inc. 5.000% due 09/15/2022	4,424	4,435
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	2,600	2,666
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	12,500	13,172
CoStar Group, Inc. 2.800% due 07/15/2030	12,100	12,586
Cox Communications, Inc. 3.250% due 12/15/2022	8,700	9,168
CRH America Finance, Inc. 3.400% due 05/09/2027	298	333
CRH America, Inc. 3.875% due 05/18/2025	3,200	3,609
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,044
4.241% due 07/15/2048	11,900	13,761
CSC Holdings LLC 5.750% due 01/15/2030	2,100	2,305
CSN Inova Ventures 6.750% due 01/28/2028	2,900	3,144
CVS Health Corp.
2.700% due 08/21/2040	3,700	3,749
3.875% due 07/20/2025	24,620	27,915
4.125% due 04/01/2040	1,900	2,272
4.300% due 03/25/2028	21,093	25,122
4.780% due 03/25/2038	200	253
5.050% due 03/25/2048	10,000	13,554
5.125% due 07/20/2045	1,185	1,596
CVS Pass-Through Trust
4.163% due 08/11/2036	339	376
5.789% due 01/10/2026	50	55
5.926% due 01/10/2034	369	448
6.036% due 12/10/2028	2,322	2,699
8.353% due 07/10/2031	348	460
D.R. Horton, Inc.
2.600% due 10/15/2025	7,116	7,682
5.750% due 08/15/2023	12,030	13,509
DAE Funding LLC
5.000% due 08/01/2024	3,800	3,902
5.250% due 11/15/2021	2,142	2,190

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Daimler Finance North America LLC 1.121% (US0003M + 0.900%) due 02/15/2022 ~	5,300	5,341
Danone S.A. 2.077% due 11/02/2021	13,079	13,242
DaVita, Inc. 4.625% due 06/01/2030	10,175	10,792
DCP Midstream Operating LP 5.625% due 07/15/2027	3,700	4,111
Dell International LLC
4.000% due 07/15/2024	17,665	19,494
4.900% due 10/01/2026	21,022	24,836
5.300% due 10/01/2029	9,700	11,888
5.450% due 06/15/2023	40,200	44,474
5.850% due 07/15/2025	9,740	11,707
6.020% due 06/15/2026	20,803	25,412
6.100% due 07/15/2027	2,718	3,380
6.200% due 07/15/2030	12,617	16,417
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	4,801	4,924
Delta Air Lines, Inc.
2.900% due 10/28/2024	10,076	9,947
3.750% due 10/28/2029	4,200	4,073
4.750% due 10/20/2028	2,700	2,949
7.000% due 05/01/2025	22,400	25,877
7.375% due 01/15/2026	7,790	8,904
Diamond Sports Group LLC 6.625% due 08/15/2027	400	243
Diamondback Energy, Inc. 4.750% due 05/31/2025	3,500	3,943
DISH DBS Corp. 6.750% due 06/01/2021	19,488	19,901
Eastern Energy Gas Holdings LLC
3.000% due 11/15/2029	3,250	3,605
3.900% due 11/15/2049	3,700	4,375
eBay, Inc. 1.900% due 03/11/2025	8,500	8,943
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	7,936
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,274
5.400% due 02/01/2027	2,000	2,128
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	2,076	2,195
Enbridge, Inc.
0.720% (US0003M + 0.500%) due 02/18/2022 ~	35,000	35,024
3.125% due 11/15/2029	1,700	1,872
6.250% due 03/01/2078 •	8,700	9,526
Energy Transfer Operating LP
4.050% due 03/15/2025	8,239	9,041
4.250% due 03/15/2023	1,700	1,808
4.750% due 01/15/2026	7,050	7,980
5.150% due 03/15/2045	1,250	1,358
5.800% due 06/15/2038	6,230	7,165
5.950% due 10/01/2043	1,000	1,135
6.050% due 06/01/2041	6,400	7,501
6.125% due 12/15/2045	1,500	1,782
6.500% due 02/01/2042	3,600	4,400
6.625% due 10/15/2036	290	353
7.500% due 07/01/2038	4,302	5,725
Energy Transfer Partners LP
4.500% due 11/01/2023	8,900	9,638
5.000% due 10/01/2022	850	902
5.875% due 03/01/2022	9,278	9,703
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,796
4.050% due 09/01/2023	1,160	1,261
Enterprise Products Operating LLC
4.250% due 02/15/2048	2,485	2,919
4.450% due 02/15/2043	6,890	8,351
4.875% due 08/16/2077 •	9,900	9,578
5.375% due 02/15/2078 •	10,400	10,523
5.700% due 02/15/2042	10,002	13,758
EQM Midstream Partners LP
4.000% due 08/01/2024	15,360	15,848
4.750% due 07/15/2023	2,600	2,738
EQT Corp. 3.000% due 10/01/2022 (l)	551	556
Equifax, Inc. 2.600% due 12/15/2025	1,200	1,297
ERAC USA Finance LLC 2.600% due 12/01/2021	288	293
Essential Utilities, Inc. 3.566% due 05/01/2029	1,800	2,068
Expedia Group, Inc.
3.250% due 02/15/2030	10,900	11,351
3.600% due 12/15/2023	4,300	4,585

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

6.250% due 05/01/2025	14,700	17,045
7.000% due 05/01/2025	19,065	21,003
Exxon Mobil Corp. 2.992% due 03/19/2025	3,900	4,271
Fairstone Financial, Inc. 7.875% due 07/15/2024	13,308	14,147
Ferguson Finance PLC 3.250% due 06/02/2030	4,900	5,472
Fiserv, Inc.
3.500% due 07/01/2029	3,000	3,430
4.200% due 10/01/2028	4,905	5,850
Flex Ltd.
4.875% due 06/15/2029	18,100	21,399
4.875% due 05/12/2030	6,800	8,187
Florida Gas Transmission Co. LLC 2.550% due 07/01/2030	4,000	4,222
Ford Foundation 2.815% due 06/01/2070	7,500	8,064
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	12,500	13,870
4.000% due 09/21/2023	2,400	2,616
Fox Corp. 4.709% due 01/25/2029 (l)	1,820	2,209
Freeport Minerals Corp. 9.500% due 06/01/2031	200	291
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	9,900	10,069
Frontera Energy Corp. 9.700% due 06/25/2023	8,000	7,589
Gap, Inc.
8.375% due 05/15/2023	1,300	1,476
8.625% due 05/15/2025	1,200	1,340
Gartner, Inc. 4.500% due 07/01/2028	1,700	1,796
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,005
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027	4,700	5,335
General Electric Co.
3.450% due 05/15/2024	1,035	1,130
3.450% due 05/01/2027	9,600	10,842
4.350% due 05/01/2050	15,200	18,486
5.550% due 01/05/2026	33,200	40,270
5.875% due 01/14/2038	2,396	3,249
6.150% due 08/07/2037	1,400	1,932
6.875% due 01/10/2039	3,308	4,877
Georgia-Pacific LLC 8.000% due 01/15/2024	800	977
Global Payments, Inc. 3.200% due 08/15/2029	10,772	11,970
goeasy Ltd. 5.375% due 12/01/2024	1,500	1,563
Gold Fields Orogen Holdings BVI Ltd.
5.125% due 05/15/2024	10,000	11,089
6.125% due 05/15/2029	2,600	3,166
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025	2,900	3,304
Hawaiian Airlines Pass-Through Certificates 7.375% due 09/15/2027	15,700	16,760
HCA, Inc.
4.125% due 06/15/2029	16,300	18,920
4.750% due 05/01/2023	2,650	2,891
5.000% due 03/15/2024	12,404	13,958
5.125% due 06/15/2039	1,000	1,280
5.250% due 06/15/2026	30	36
Health & Happiness H&H International Holdings Ltd. 5.625% due 10/24/2024	3,600	3,771
Hess Corp. 7.875% due 10/01/2029	3,600	4,735
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029	8,750	9,140
4.000% due 05/01/2031	12,500	13,212
4.875% due 01/15/2030	6,500	7,113
5.375% due 05/01/2025	500	532
Humana, Inc. 3.150% due 12/01/2022	5,000	5,225
Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	900	1,003
4.200% due 05/01/2030	3,200	3,798
Huntsman International LLC 4.500% due 05/01/2029	22,900	26,418
Hyatt Hotels Corp.
3.225% (US0003M + 3.000%) due 09/01/2022 ~	28,800	29,130
5.375% due 04/23/2025	3,000	3,394
5.750% due 04/23/2030	3,900	4,802

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Hyundai Capital America 1.150% due 11/10/2022		8,000	8,009
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,700	2,123
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		2,100	2,672
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$3,700	4,083
IHS Markit Ltd.
3.625% due 05/01/2024		900	983
4.125% due 08/01/2023		5,900	6,424
4.250% due 05/01/2029		18,342	22,312
4.750% due 02/15/2025		1,500	1,723
4.750% due 08/01/2028		1,000	1,233
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	10,613
3.500% due 07/26/2026		8,700	9,642
3.750% due 07/21/2022		11,755	12,262
3.875% due 07/26/2029		18,600	20,855
Industrias Penoles S.A.B. de C.V. 4.150% due 09/12/2029		1,000	1,127
Infor, Inc. 1.750% due 07/15/2025		8,900	9,253
Innophos Holdings, Inc. 9.375% due 02/15/2028		5,200	5,710
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	7,633
Interpublic Group of Cos., Inc. 3.750% due 10/01/2021		4,500	4,613
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025		7,500	8,095
JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,383	7,410
4.000% due 05/15/2034		400	433
Kansas City Southern
3.125% due 06/01/2026		8,645	9,483
4.950% due 08/15/2045		1,631	2,088
Kinder Morgan Energy Partners LP
6.500% due 02/01/2037		491	637
6.550% due 09/15/2040		3,300	4,317
6.950% due 01/15/2038		600	822
7.300% due 08/15/2033		7,335	10,315
7.400% due 03/15/2031		500	673
7.500% due 11/15/2040		5,500	7,855
Kinder Morgan, Inc.
1.517% (US0003M + 1.280%) due 01/15/2023 ~		4,700	4,748
5.300% due 12/01/2034		1,000	1,233
5.550% due 06/01/2045		1,300	1,671
5.625% due 11/15/2023		2,100	2,365
7.750% due 01/15/2032		16,050	23,295
KLA Corp. 5.000% due 03/15/2049		5,900	8,215
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,400	2,482
Kraft Heinz Foods Co.
0.776% (US0003M + 0.570%) due 02/10/2021 ~		13,700	13,700
3.950% due 07/15/2025		1,730	1,906
5.000% due 06/04/2042		10,400	12,202
6.500% due 02/09/2040		1,258	1,703
6.875% due 01/26/2039		20,000	27,746
7.125% due 08/01/2039		7,120	10,213
Lam Research Corp. 2.800% due 06/15/2021		50	50
Las Vegas Sands Corp.
2.900% due 06/25/2025		8,300	8,691
3.200% due 08/08/2024		121,510	128,765
3.500% due 08/18/2026		19,100	20,449
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		5,394	5,044
Legacy LifePoint Health LLC 4.375% due 02/15/2027		100	102
Leidos, Inc.
2.300% due 02/15/2031		24,750	25,247
4.375% due 05/15/2030		9,100	10,912
Lennar Corp. 4.750% due 11/29/2027		900	1,065
Lenovo Group Ltd.
3.421% due 11/02/2030		6,000	6,311
5.875% due 04/24/2025		8,600	9,918
Level 3 Financing, Inc.
3.400% due 03/01/2027		670	731
3.875% due 11/15/2029		7,600	8,458
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		7,000	7,047
Live Nation Entertainment, Inc.
3.750% due 01/15/2028 (a)		700	709

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

6.500% due 05/15/2027		18,300	20,492
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	9,603
Marathon Oil Corp. 3.850% due 06/01/2025		6,791	7,286
Marriott International, Inc.
3.125% due 10/15/2021		4,200	4,257
3.500% due 10/15/2032		9,700	10,632
3.600% due 04/15/2024		5,500	5,865
3.750% due 03/15/2025		3,375	3,638
4.150% due 12/01/2023		12,200	13,187
4.500% due 10/01/2034		6,099	6,977
4.625% due 06/15/2030		6,100	7,163
5.750% due 05/01/2025		1,100	1,287
Marvell Technology Group Ltd. 4.875% due 06/22/2028		10,800	12,768
Masco Corp. 5.950% due 03/15/2022		3,808	4,056
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	229
McDonald's Corp.
2.625% due 09/01/2029		6,500	7,124
3.625% due 09/01/2049		9,000	10,582
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		37,575	38,815
5.250% due 04/26/2026		21,800	22,835
5.375% due 12/04/2029		5,900	6,147
5.625% due 07/17/2027		8,300	8,757
5.750% due 07/21/2028		14,700	15,681
MGM China Holdings Ltd.
5.250% due 06/18/2025		4,200	4,377
5.375% due 05/15/2024		12,600	13,042
5.875% due 05/15/2026		12,100	12,817
Microchip Technology, Inc. 3.922% due 06/01/2021		3,800	3,854
Micron Technology, Inc. 5.327% due 02/06/2029		6,400	8,012
Mitchells & Butlers Finance PLC 0.493% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	806	1,004
Mohawk Industries, Inc. 3.625% due 05/15/2030		$500	560
Moody's Corp.
3.250% due 05/20/2050		11,450	12,746
4.875% due 02/15/2024		1,500	1,690
MPLX LP
4.000% due 03/15/2028		50	58
4.500% due 04/15/2038		9,900	11,324
4.900% due 04/15/2058		2,600	3,096
5.250% due 01/15/2025		6,300	6,465
6.875% due 02/15/2023 •(h)		7,800	7,547
Mylan, Inc.
3.125% due 01/15/2023		10,460	10,986
4.200% due 11/29/2023		13,500	14,775
Netflix, Inc. 3.875% due 11/15/2029	EUR	9,000	12,739
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		$2,100	2,155
Newcrest Finance Pty. Ltd.
3.250% due 05/13/2030		783	866
4.200% due 05/13/2050		2,500	3,064
5.750% due 11/15/2041		2,500	3,479
Newell Brands, Inc. 4.700% due 04/01/2026		8,294	9,148
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	4,656
3.043% due 09/15/2023		$20,000	20,924
3.201% due 09/17/2028	EUR	2,600	3,451
3.522% due 09/17/2025		$8,400	9,013
4.345% due 09/17/2027		13,800	15,254
Northrop Grumman Corp. 3.500% due 03/15/2021		50	50
Northwest Airlines Pass-Through Trust 6.264% due 05/20/2023		237	235
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		4,337	4,017
Nutrition & Biosciences, Inc.
2.300% due 11/01/2030		17,000	17,515
3.268% due 11/15/2040		1,400	1,505
3.468% due 12/01/2050		7,030	7,637
NVR, Inc.
3.000% due 05/15/2030		38,500	42,147
3.950% due 09/15/2022		4,000	4,209
NXP BV
3.150% due 05/01/2027		1,900	2,096
3.400% due 05/01/2030		11,220	12,742
3.875% due 06/18/2026		6,700	7,681

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.300% due 06/18/2029		7,685	9,171
4.625% due 06/01/2023		8,100	8,858
4.875% due 03/01/2024		2,600	2,933
5.350% due 03/01/2026		4,800	5,789
Occidental Petroleum Corp.
1.671% (US0003M + 1.450%) due 08/15/2022 ~		5,000	4,902
2.900% due 08/15/2024		8,000	7,712
5.550% due 03/15/2026		100	105
6.950% due 07/01/2024		2,679	2,900
Odebrecht Oil & Gas Finance Ltd.
0.000% due 02/01/2021 (e)(h)		3,579	23
ONEOK Partners LP
4.900% due 03/15/2025		4,200	4,779
5.000% due 09/15/2023		7,200	7,918
6.125% due 02/01/2041		1,700	2,045
6.200% due 09/15/2043		3,450	4,204
Oracle Corp.
4.000% due 07/15/2046		11,000	13,503
4.000% due 11/15/2047		3,700	4,571
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023		8,600	9,410
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		18,400	19,720
3.900% due 02/01/2024		3,100	3,387
4.125% due 08/01/2023		7,800	8,480
4.875% due 07/11/2022		1,700	1,813
PerkinElmer, Inc. 3.300% due 09/15/2029		16,700	18,855
Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		13,300	14,235
4.375% due 03/15/2026		2,200	2,492
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022 ^(c)		3,750	1,481
Petroleos Mexicanos
6.500% due 01/23/2029		34,300	35,518
6.750% due 09/21/2047		2,500	2,348
6.840% due 01/23/2030		34,500	36,174
6.950% due 01/28/2060		2,495	2,347
7.690% due 01/23/2050		6,192	6,254
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		300	320
Phillips 66 0.900% due 02/15/2024		13,900	13,945
Phillips 66 Partners LP 3.605% due 02/15/2025		65	70
Pioneer Natural Resources Co.
4.450% due 01/15/2026 (l)		17,588	20,348
7.200% due 01/15/2028		4,497	5,705
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		3,000	3,193
Prosus NV
3.680% due 01/21/2030		2,500	2,725
3.832% due 02/08/2051		7,300	7,170
4.027% due 08/03/2050		1,200	1,261
PulteGroup, Inc. 5.000% due 01/15/2027		2,500	2,955
Quanta Services, Inc. 2.900% due 10/01/2030		3,400	3,646
QVC, Inc.
4.375% due 03/15/2023		6,400	6,733
4.450% due 02/15/2025		7,535	8,065
4.850% due 04/01/2024		3,374	3,648
5.450% due 08/15/2034		10,600	11,051
Radiate Holdco LLC 4.500% due 09/15/2026		1,000	1,034
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		800	937
Raytheon Technologies Corp.
3.125% due 07/01/2050		8,000	8,822
3.750% due 11/01/2046		10,000	11,868
4.050% due 05/04/2047		1,800	2,242
Reckitt Benckiser Treasury Services PLC 0.798% (US0003M + 0.560%) due 06/24/2022 ~		2,200	2,211
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		15,900	15,676
RELX Capital, Inc.
3.000% due 05/22/2030		1,700	1,889
4.000% due 03/18/2029		25	30
Rockies Express Pipeline LLC
3.600% due 05/15/2025		10,200	10,532
4.800% due 05/15/2030		6,200	6,382
Rolls-Royce PLC
3.625% due 10/14/2025		7,264	7,328
4.625% due 02/16/2026	EUR	300	398
5.750% due 10/15/2027		$5,400	5,987

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Royalty Pharma PLC 1.750% due 09/02/2027	23,300	23,994
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	6,066	7,155
5.625% due 04/15/2023	1,200	1,319
5.625% due 03/01/2025	5,300	6,184
5.750% due 05/15/2024	13,010	14,879
5.875% due 06/30/2026	10,705	12,949
6.250% due 03/15/2022	7,000	7,369
Sands China Ltd.
3.800% due 01/08/2026	10,400	11,133
4.375% due 06/18/2030	4,000	4,468
4.600% due 08/08/2023	7,200	7,664
5.125% due 08/08/2025	22,200	24,956
5.400% due 08/08/2028	8,400	9,859
Sasol Financing USA LLC 5.875% due 03/27/2024	250	266
Saudi Arabian Oil Co. 2.250% due 11/24/2030	6,000	6,114
Scripps Escrow, Inc. 3.875% due 01/15/2029	1,000	1,044
Seagate HDD Cayman
4.091% due 06/01/2029	667	716
4.125% due 01/15/2031	16,585	17,759
SF Holding Investment Ltd. 2.875% due 02/20/2030	12,400	12,957
Shift4 Payments LLC 4.625% due 11/01/2026	700	730
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	464	470
2.875% due 09/23/2023	65	69
Smith & Nephew PLC 2.032% due 10/14/2030	6,900	7,031
Southwest Airlines Co. 4.750% due 05/04/2023	18,870	20,515
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022	1,443	1,454
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	4,006
3.950% due 06/15/2023	11,010	10,810
4.600% due 06/15/2028	19,281	19,100
5.500% due 01/15/2025	1,100	1,162
7.500% due 04/15/2025	6,100	6,554
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	1,128	1,028
4.100% due 10/01/2029	2,266	2,163
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,663	2,692
4.738% due 09/20/2029	19,100	20,747
Standard Industries, Inc.
4.375% due 07/15/2030	19,150	20,515
4.750% due 01/15/2028	5,800	6,112
5.000% due 02/15/2027	8,900	9,317
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •	5,400	5,753
Station Casinos LLC 4.500% due 02/15/2028	3,100	3,129
Stryker Corp.
1.950% due 06/15/2030	12,550	12,923
2.900% due 06/15/2050	4,000	4,250
Studio City Finance Ltd. 6.500% due 01/15/2028	10,500	11,286
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	12,700	13,267
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	5,861	6,425
5.350% due 05/15/2045	2,600	2,888
Suntory Holdings Ltd. 2.550% due 06/28/2022	3,800	3,907
Syneos Health, Inc. 3.625% due 01/15/2029	1,500	1,507
Syngenta Finance NV
3.125% due 03/28/2022	700	713
4.441% due 04/24/2023	10,900	11,445
4.892% due 04/24/2025	5,500	5,905
5.182% due 04/24/2028	37,273	39,995
Sysco Corp. 5.650% due 04/01/2025	16,700	19,871
T-Mobile USA, Inc.
2.050% due 02/15/2028	16,000	16,663
2.550% due 02/15/2031	22,100	23,234
3.000% due 02/15/2041	40,700	42,271
3.300% due 02/15/2051	36,500	37,621
3.600% due 11/15/2060	5,700	6,061
3.875% due 04/15/2030	22,350	25,909

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Takeda Pharmaceutical Co. Ltd.
3.025% due 07/09/2040		2,800	2,956
3.175% due 07/09/2050		17,000	18,120
TEGNA, Inc. 4.625% due 03/15/2028		1,300	1,332
Telefonica Emisiones S.A. 4.665% due 03/06/2038		7,600	9,181
Tencent Holdings Ltd.
2.390% due 06/03/2030		22,600	23,198
3.595% due 01/19/2028		1,500	1,656
3.975% due 04/11/2029		31,800	36,257
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		4,127	4,188
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		480	480
3.650% due 11/10/2021		12,754	12,949
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		3,391	3,389
Textron, Inc. 2.450% due 03/15/2031		12,325	12,710
Thermo Fisher Scientific, Inc.
2.600% due 10/01/2029		1,500	1,643
2.950% due 09/19/2026		1,900	2,119
3.000% due 04/15/2023		12,800	13,512
Thomson Reuters Corp. 3.350% due 05/15/2026		6,600	7,411
Time Warner Cable LLC 4.500% due 09/15/2042		9,000	10,547
Times Square Hotel Trust 8.528% due 08/01/2026		434	475
TransCanada PipeLines Ltd.
4.250% due 05/15/2028		40	47
5.600% due 03/31/2034		5,258	6,897
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	3,254
7.850% due 02/01/2026		12,066	15,830
TransDigm, Inc. 8.000% due 12/15/2025		3,000	3,323
Transocean Guardian Ltd. 5.875% due 01/15/2024		8,605	7,250
Transocean Pontus Ltd. 6.125% due 08/01/2025		1,482	1,413
Transocean, Inc. 7.250% due 11/01/2025		3,800	1,957
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		10,450	10,980
Trimble, Inc. 4.900% due 06/15/2028		9,200	11,014
Trinity Acquisition PLC 4.400% due 03/15/2026		35	41
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,987	2,485
Twitter, Inc. 3.875% due 12/15/2027		1,000	1,066
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		348	323
7.125% due 04/22/2025		1,123	1,034
Unigel Luxembourg S.A. 8.750% due 10/01/2026		8,900	9,612
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,581	4,440
2.875% due 04/07/2030		18,376	18,532
3.100% due 01/07/2030		1,225	1,244
3.100% due 04/07/2030		4,291	4,057
3.450% due 01/07/2030		9,427	9,345
3.500% due 09/01/2031		1,535	1,529
3.700% due 09/01/2031		3,361	3,204
4.150% due 02/25/2033		10,388	10,883
5.875% due 04/15/2029		31,500	34,121
United Parcel Service, Inc. 2.050% due 04/01/2021		65	65
UnitedHealth Group, Inc.
2.900% due 05/15/2050		9,500	10,518
3.125% due 05/15/2060		14,800	17,182
Univision Communications, Inc. 5.125% due 02/15/2025		6,700	6,763
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021		3,830	3,867
Vale Overseas Ltd.
3.750% due 07/08/2030		8,500	9,465
6.250% due 08/10/2026		14,500	18,002
6.875% due 11/21/2036		4,996	7,335
6.875% due 11/10/2039		3,600	5,368
Vale S.A. 3.750% due 01/10/2023	EUR	700	913

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Valero Energy Corp. 4.350% due 06/01/2028		$5,584	6,361
Valero Energy Partners LP 4.375% due 12/15/2026		2,410	2,792
Virgin Australia Holdings Ltd. 8.125% due 11/15/2024 ^(c)		2,800	231
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	8,179
5.250% due 05/15/2029		1,000	1,479
Vmed O2 UK Financing PLC 4.250% due 01/31/2031		$19,700	20,176
VMware, Inc.
2.950% due 08/21/2022		8,500	8,820
3.900% due 08/21/2027		16,145	18,217
4.500% due 05/15/2025		12,042	13,793
4.650% due 05/15/2027		13,038	15,272
4.700% due 05/15/2030		24,482	29,482
Volkswagen Group of America Finance LLC
1.098% (US0003M + 0.860%) due 09/24/2021 ~		3,200	3,216
1.154% (US0003M + 0.940%) due 11/12/2021 ~		7,700	7,757
3.350% due 05/13/2025		16,100	17,711
Walt Disney Co.
2.200% due 01/13/2028		2,500	2,679
2.650% due 01/13/2031		53,200	58,341
3.500% due 05/13/2040		21,400	25,156
3.600% due 01/13/2051		9,600	11,653
3.800% due 05/13/2060		15,000	19,059
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		2,600	2,720
Western Digital Corp. 4.750% due 02/15/2026 (l)		7,600	8,408
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		27,733	32,931
Weyerhaeuser Co.
7.350% due 07/01/2026		2,000	2,505
9.000% due 10/01/2021		1,500	1,584
Williams Cos., Inc. 4.850% due 03/01/2048		6,000	7,375
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	10,467
3.700% due 09/15/2026		11,375	12,386
3.700% due 03/15/2028		6,100	6,506
4.500% due 03/04/2029		10,000	11,171
WRKCo, Inc. 3.900% due 06/01/2028		7,400	8,587
Wyndham Destinations, Inc. 4.625% due 03/01/2030		5,700	6,038
Wynn Macau Ltd.
4.875% due 10/01/2024		20,050	20,363
5.125% due 12/15/2029		4,800	4,911
5.500% due 01/15/2026		10,300	10,725
5.500% due 10/01/2027		47,020	48,891
5.625% due 08/26/2028		5,700	5,985
Yara International ASA 4.750% due 06/01/2028		16,500	19,582
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,868	3,164
Yingde Gases Investment Ltd. 6.250% due 01/19/2023		1,100	1,137
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		5,100	5,402
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		11,422	12,626
3.550% due 03/20/2030		5,900	6,685
3.700% due 03/19/2023		1,000	1,067
Zoetis, Inc. 3.250% due 02/01/2023		80	84
			5,918,700
UTILITIES 7.6%
AEP Texas, Inc. 2.100% due 07/01/2030		8,200	8,586
AES Corp.
3.300% due 07/15/2025		10,200	11,131
3.950% due 07/15/2030		10,200	11,549
American Electric Power Co., Inc.
1.000% due 11/01/2025		6,500	6,582
3.200% due 11/13/2027		65	73
3.650% due 12/01/2021		9,300	9,589
American Transmission Systems, Inc. 5.250% due 01/15/2022		4,275	4,457
Arizona Public Service Co.
2.650% due 09/15/2050		8,900	9,323
3.350% due 05/15/2050		3,750	4,374

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

AT&T, Inc.
1.111% (US0003M + 0.890%) due 02/15/2023 ~	3,925	3,973
2.550% due 12/01/2033	2,306	2,376
2.750% due 06/01/2031	36,700	39,242
3.500% due 06/01/2041	65,000	70,181
3.500% due 09/15/2053	2,167	2,167
3.550% due 09/15/2055	23,160	23,083
3.650% due 06/01/2051	47,750	50,001
3.650% due 09/15/2059	38,575	38,767
3.800% due 12/01/2057	6,670	6,955
3.850% due 06/01/2060	33,750	35,452
4.300% due 02/15/2030	29,979	35,837
Azure Power Energy Ltd. 5.500% due 11/03/2022	3,219	3,308
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	9,000	9,630
Berkshire Hathaway Energy Co.
2.375% due 01/15/2021	45	45
4.450% due 01/15/2049	1,850	2,463
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024	1,500	1,658
Black Hills Corp.
2.500% due 06/15/2030	10,400	10,939
3.875% due 10/15/2049	5,500	6,481
CenterPoint Energy, Inc. 2.500% due 09/01/2024	4,900	5,213
Clearway Energy Operating LLC 5.750% due 10/15/2025	2,700	2,847
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	12,005	13,301
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028	4,200	4,471
Delmarva Power & Light Co. 3.500% due 11/15/2023	40	43
Drax Finco PLC 6.625% due 11/01/2025	3,200	3,358
Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	17,368
2.500% due 03/15/2023	1,000	1,044
2.950% due 12/01/2026	160	179
3.200% due 08/15/2049	500	569
6.050% due 04/15/2038	1,227	1,846
Duke Energy Corp.
0.721% (US0003M + 0.500%) due 05/14/2021 ~	3,000	3,005
2.400% due 08/15/2022	12,619	13,007
3.550% due 09/15/2021	50	51
3.750% due 04/15/2024	35	39
Duke Energy Florida LLC 3.200% due 01/15/2027	1,100	1,229
Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	5,700	5,905
3.616% due 08/01/2027	15,400	17,053
Edison International
3.125% due 11/15/2022	3,500	3,636
5.750% due 06/15/2027	11,400	13,656
Electricite de France S.A. 4.875% due 01/22/2044	500	632
Emera U.S. Finance LP 4.750% due 06/15/2046	15,000	19,213
Enable Midstream Partners LP
4.400% due 03/15/2027	9,425	9,520
4.950% due 05/15/2028	2,400	2,482
Enel Finance International NV
2.875% due 05/25/2022	10,000	10,321
3.625% due 05/25/2027	14,262	16,200
4.250% due 09/14/2023	2,500	2,736
Entergy Arkansas LLC 3.700% due 06/01/2024	594	652
Entergy Corp.
2.800% due 06/15/2030	2,400	2,595
3.750% due 06/15/2050	1,000	1,162
Evergy Metro, Inc. 2.250% due 06/01/2030	1,800	1,908
Eversource Energy
0.800% due 08/15/2025	11,300	11,288
1.650% due 08/15/2030	3,600	3,591
Exelon Corp.
3.950% due 06/15/2025	4,208	4,764
4.050% due 04/15/2030	7,300	8,647
Exelon Generation Co. LLC
5.750% due 10/01/2041	2,579	2,934
6.250% due 10/01/2039	990	1,196
FirstEnergy Corp.
2.250% due 09/01/2030	5,550	5,372
3.900% due 07/15/2027	10,805	11,919
4.250% due 03/15/2023	1,000	1,056

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		17,000	17,845
6.000% due 11/27/2023		12,900	14,436
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	5,600	8,181
5.150% due 02/11/2026		$5,900	6,739
Gazprom PJSC via Gaz Finance PLC
3.000% due 06/29/2027		5,100	5,234
3.250% due 02/25/2030		21,600	22,377
Georgia Power Co.
2.650% due 09/15/2029		9,800	10,766
3.700% due 01/30/2050		4,200	5,064
Greenko Dutch BV 5.250% due 07/24/2024		4,100	4,263
Greenko Investment Co. 4.875% due 08/16/2023		4,000	4,100
Greenko Solar Mauritius Ltd.
5.950% due 07/29/2026		9,700	10,525
5.950% due 07/29/2026		14,600	15,842
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		8,150	8,897
ITC Holdings Corp. 2.950% due 05/14/2030		11,800	12,917
Jersey Central Power & Light Co. 4.300% due 01/15/2026		19,250	21,550
Metropolitan Edison Co. 3.500% due 03/15/2023		1,500	1,566
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,500	2,798
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022		7,400	7,532
3.900% due 04/01/2024		35,100	36,010
4.625% due 04/01/2029		3,155	3,310
Mississippi Power Co. 3.950% due 03/30/2028		14,300	16,682
Narragansett Electric Co. 3.395% due 04/09/2030		3,100	3,518
NextEra Energy Capital Holdings, Inc.
0.927% (US0003M + 0.720%) due 02/25/2022 ~		6,400	6,447
1.950% due 09/01/2022		27,900	28,677
3.150% due 04/01/2024		5,900	6,380
4.800% due 12/01/2077 •		4,300	4,727
5.650% due 05/01/2079 •		5,000	5,894
NGPL PipeCo LLC 4.875% due 08/15/2027		8,570	9,711
NiSource, Inc. 3.490% due 05/15/2027		25	28
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		16,482	17,401
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		248	239
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(b)		2,929	769
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		4,107	3,892
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		16,344	2,288
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)		7,500	7,988
ONEOK, Inc.
2.750% due 09/01/2024		8,300	8,762
4.550% due 07/15/2028		26,835	30,738
4.950% due 07/13/2047		9,972	11,142
5.200% due 07/15/2048		3,985	4,651
6.000% due 06/15/2035		700	858
6.350% due 01/15/2031		8,600	11,042
Pacific Gas & Electric Co.
1.750% due 06/16/2022		1,500	1,504
2.500% due 02/01/2031		7,500	7,519
2.950% due 03/01/2026		3,900	4,128
3.150% due 01/01/2026		14,901	15,890
3.300% due 03/15/2027		5,300	5,679
3.300% due 12/01/2027		23,216	24,816
3.300% due 08/01/2040		2,700	2,698
3.400% due 08/15/2024		200	213
3.450% due 07/01/2025		19,655	21,312
3.500% due 06/15/2025		5,800	6,277
3.500% due 08/01/2050		13,050	12,999
3.750% due 02/15/2024		2,311	2,466
3.750% due 07/01/2028		15,079	16,485
3.750% due 08/15/2042		2,600	2,620
3.850% due 11/15/2023		745	792
4.250% due 08/01/2023		1,600	1,719
4.250% due 03/15/2046		2,100	2,259
4.500% due 07/01/2040		2,900	3,241
4.500% due 12/15/2041		4,300	4,503

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.550% due 07/01/2030	7,200	8,210
4.600% due 06/15/2043	4,900	5,385
4.650% due 08/01/2028	17,000	19,433
4.750% due 02/15/2044	5,700	6,418
Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	1,118
4.150% due 04/15/2025	2,600	2,851
6.150% due 10/01/2038	1,600	2,027
Petrobras Global Finance BV
5.093% due 01/15/2030	12,900	14,432
5.600% due 01/03/2031	6,000	6,905
5.999% due 01/27/2028	5,000	5,859
6.750% due 01/27/2041	2,500	3,111
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	4,805
3.640% due 11/01/2046	1,500	1,720
Plains All American Pipeline LP
2.850% due 01/31/2023	5,402	5,597
3.600% due 11/01/2024	11,400	12,160
4.650% due 10/15/2025	1,727	1,932
PPL WEM Ltd. 5.375% due 05/01/2021	2,200	2,208
PT Perusahaan Listrik Negara 3.000% due 06/30/2030	1,200	1,247
Public Service Co. of Oklahoma 4.400% due 02/01/2021	1,850	1,855
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021	1,200	1,215
Puget Energy, Inc. 4.100% due 06/15/2030	12,300	13,928
ReNew Power Synthetic 6.670% due 03/12/2024	11,100	11,713
Rio Oil Finance Trust
8.200% due 04/06/2028	17,640	19,889
9.750% due 01/06/2027	312	361
9.750% due 01/06/2027	9,971	11,566
San Diego Gas & Electric Co.
1.700% due 10/01/2030	23,900	24,191
4.100% due 06/15/2049	9,500	11,869
Sempra Energy
0.667% (US0003M + 0.450%) due 03/15/2021 ~	3,500	3,502
2.900% due 02/01/2023	4,900	5,144
3.400% due 02/01/2028	2,840	3,241
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	949
Southern California Edison Co.
1.200% due 02/01/2026	7,200	7,293
2.850% due 08/01/2029	8,000	8,732
3.650% due 02/01/2050	2,000	2,274
3.700% due 08/01/2025	8,800	9,877
3.900% due 12/01/2041	1,100	1,186
3.900% due 03/15/2043	6,100	6,922
4.000% due 04/01/2047	15,600	18,325
4.650% due 10/01/2043	600	745
4.875% due 03/01/2049	8,468	11,185
6.650% due 04/01/2029	8,039	10,129
Southern California Gas Co. 2.550% due 02/01/2030	2,200	2,388
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	12,095
3.250% due 06/15/2026	5,475	6,151
3.875% due 11/15/2025	2,300	2,585
4.400% due 05/30/2047	5,154	6,483
Sprint Corp.
7.125% due 06/15/2024	600	702
7.250% due 09/15/2021	19,881	20,711
7.875% due 09/15/2023	3,700	4,288
State Grid Overseas Investment Ltd. 1.625% due 08/05/2030	5,600	5,441
Systems Energy Resources, Inc. 2.140% due 12/09/2025	13,800	13,836
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	5,651
Telstra Corp. Ltd. 4.800% due 10/12/2021	3,600	3,722
Transcanada Trust 5.300% due 03/15/2077 •(l)	22,550	23,959
Transocean Proteus Ltd. 6.250% due 12/01/2024	600	566
Vistra Operations Co. LLC 3.550% due 07/15/2024	5,000	5,417

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

WEC Energy Group, Inc. 1.800% due 10/15/2030	2,700	2,712
		1,581,352
Total Corporate Bonds & Notes (Cost $13,187,828)		14,129,675
MUNICIPAL BONDS & NOTES 0.2%
FLORIDA 0.2%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	1,700	1,766
2.154% due 07/01/2030	35,000	36,859
Total Municipal Bonds & Notes (Cost $36,700)		38,625
U.S. GOVERNMENT AGENCIES 8.1%
Freddie Mac
5.992% due 11/25/2055 «~	3,395	2,062
9.148% due 03/25/2029 •	497	533
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	246	261
3.500% due 07/01/2046	3,108	3,382
4.000% due 08/01/2048 - 08/01/2049	2,489	2,660
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	94,900	98,306
2.500% due 02/01/2051 - 03/01/2051	305,440	321,010
3.000% due 01/01/2051 - 02/01/2051	259,880	272,400
3.500% due 01/01/2051 - 02/01/2051	617,130	652,448
4.000% due 01/01/2051	156,300	166,923
4.000% due 02/01/2051	163,000	174,321
Total U.S. Government Agencies (Cost $1,689,954)		1,694,306
U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Bonds
1.250% due 05/15/2050 (l)	118,206	107,023
1.375% due 11/15/2040	312,980	308,994
1.375% due 08/15/2050 (l)	186,312	174,143
2.000% due 02/15/2050	195,800	212,267
2.250% due 08/15/2049	56,544	64,593
2.375% due 11/15/2049	163,160	191,324
2.500% due 02/15/2045	41,640	49,578
2.500% due 02/15/2046	89,225	106,418
2.500% due 05/15/2046	93,508	111,523
2.875% due 08/15/2045	27,317	34,700
2.875% due 05/15/2049	321,786	414,727
3.000% due 05/15/2042 (l)	2,650	3,404
3.000% due 02/15/2049	237,819	313,159
3.125% due 02/15/2042	74,170	97,128
3.125% due 08/15/2044	70,025	92,211
3.375% due 05/15/2044	151,284	206,574
U.S. Treasury Inflation Protected Securities (g)
0.250% due 07/15/2029	32,726	37,063
0.375% due 01/15/2027	2,390	2,668
0.500% due 01/15/2028	23,096	26,198
U.S. Treasury Notes
0.375% due 03/31/2022 (n)(p)	98,100	98,430
0.500% due 03/31/2025 (n)	175,000	176,606
0.625% due 05/15/2030	18,080	17,668
0.625% due 08/15/2030	84,220	82,075
0.875% due 11/15/2030 (l)	415,500	413,942
1.500% due 02/15/2030 (l)	448,340	474,102
1.625% due 11/30/2026 (l)(p)	50,000	53,336
2.875% due 05/15/2028 (n)	118,068	136,756
2.875% due 08/15/2028	103,266	119,918
3.125% due 11/15/2028 (l)(n)	231,454	273,947
Total U.S. Treasury Obligations (Cost $4,037,689)		4,400,475
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
American Home Mortgage Assets Trust 1.549% due 10/25/2046 •	2,035	1,669
American Home Mortgage Investment Trust 2.007% due 11/25/2045 ^•	723	459
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	504	497
Banc of America Funding Trust
0.278% due 01/25/2037 •	8,095	7,074
0.342% due 10/20/2036 •	1,712	1,566
0.548% due 05/25/2037 ^•	448	400
0.712% due 06/20/2047 •	1,203	1,087
3.454% due 06/20/2037 ~	5,986	5,722
5.750% due 01/25/2037	3,754	3,665
6.000% due 03/25/2037	1,681	1,534

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

45.144% due 07/25/2047 ^•	909	2,033
Banc of America Mortgage Trust 2.673% due 10/25/2035 ~	962	932
BCAP LLC Trust
0.368% due 05/25/2047 ^•	973	953
3.706% due 07/26/2036 ~	164	153
4.873% due 07/26/2037 ~	599	608
Bear Stearns Adjustable Rate Mortgage Trust 3.607% due 06/25/2047 ^~	2,905	2,846
Bear Stearns ALT-A Trust
0.468% due 08/25/2036 •	643	599
2.914% due 04/25/2035 ~	13,401	13,256
3.472% due 03/25/2036 ^~	221	190
3.478% due 08/25/2036 ^~	1,093	703
Chase Mortgage Finance Trust 6.000% due 06/25/2037	3,433	2,333
ChaseFlex Trust 0.488% due 08/25/2037 •	461	415
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.428% due 01/25/2035 •	746	747
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ	5,026	5,073
3.670% due 03/25/2037 ^~	368	343
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	996	790
Countrywide Alternative Loan Trust
0.342% due 09/20/2046 •	1,995	1,783
0.358% due 04/25/2047 •	1,673	1,244
0.362% due 09/20/2046 •	2,237	1,817
0.468% due 07/25/2036 •	757	787
0.488% due 11/25/2036 •	43	48
0.498% due 05/25/2037 ^•	789	254
0.528% due 09/25/2046 ^•	2,250	2,140
1.959% due 08/25/2035 ^•	2,137	1,944
5.500% due 07/25/2035	1,529	1,474
5.500% due 01/25/2036	1,283	1,161
6.000% due 03/25/2036 ^	1,003	702
6.000% due 05/25/2036 ^	100	70
6.000% due 06/25/2037	1,753	1,274
6.500% due 12/25/2036 ^	400	269
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	9,403	9,258
Credit Suisse Mortgage Capital Certificates
3.173% due 06/26/2037 ~	3,659	3,693
3.490% due 08/26/2058	6,858	6,887
3.759% due 04/28/2037 ~	1,625	1,618
Credit Suisse Mortgage Capital Trust
3.036% due 10/27/2059 ~	6,233	6,304
3.089% due 12/26/2059 ~	2,098	2,109
3.322% due 10/25/2058 ~	1,286	1,298
3.406% due 05/27/2037 ~	4,018	2,974
DBUBS Mortgage Trust 4.537% due 07/10/2044	234	235
Deephaven Residential Mortgage Trust 5.269% due 06/25/2047 ~	3,000	3,127
GSR Mortgage Loan Trust 0.588% due 08/25/2046 •	21,592	7,522
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •	2,963	2,666
0.652% due 01/19/2036 •	2,312	1,668
3.863% due 06/19/2036 ^~	824	565
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	139	134
IndyMac Mortgage Loan Trust 0.628% due 07/25/2035 •	9,278	8,860
JPMorgan Alternative Loan Trust
3.511% due 05/25/2037 ^~	1,128	1,028
6.310% due 08/25/2036 ^þ	1,776	1,721
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	225	224
Merrill Lynch Mortgage Investors Trust 3.868% due 05/25/2033 ~	5	5
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	412	167
Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	23	25
Morgan Stanley Resecuritization Trust 0.690% due 12/26/2046 •	9,413	9,401
MortgageIT Mortgage Loan Trust 0.548% due 04/25/2036 •	5,498	4,317
New Century Alternative Mortgage Loan Trust 6.167% due 07/25/2036 ^þ	1,072	434
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	53,472	56,296
2.750% due 11/25/2059 ~	35,375	37,235
4.500% due 05/25/2058 ~	12,336	13,392

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Residential Accredit Loans, Inc. Trust
0.328% due 05/25/2036 •	1,334	1,234
0.338% due 08/25/2036 ^•	1,062	1,022
0.568% due 04/25/2046 •	7,000	2,934
1.641% due 10/25/2037 ~	5,802	5,448
3.490% due 07/25/2035 ~	235	226
4.420% due 09/25/2035 ^~	84	68
4.466% due 01/25/2036 ^~	1,588	1,405
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 08/25/2036 ^•	803	616
3.104% due 02/25/2036 ^~	215	197
3.303% due 05/25/2036 ^~	1,387	1,152
TBW Mortgage-Backed Trust 5.780% due 01/25/2037 þ	6,705	1,316
Wachovia Mortgage Loan Trust LLC 2.689% due 05/20/2036 ^~	448	451
WaMu Mortgage Pass-Through Certificates Trust 3.299% due 07/25/2037 ^~	444	436
Washington Mutual Mortgage Pass-Through Certificates Trust
1.449% due 11/25/2046 ^•	1,296	1,094
6.000% due 07/25/2036	253	221
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	156	156
Total Non-Agency Mortgage-Backed Securities (Cost $259,027)		271,753
ASSET-BACKED SECURITIES 2.1%
Aames Mortgage Investment Trust 1.348% due 06/25/2035 •	2,452	2,446
AASET Trust 3.967% due 05/16/2042	2,682	2,514
Accredited Mortgage Loan Trust 0.408% due 09/25/2036 •	3,132	3,067
ACE Securities Corp. Home Equity Loan Trust
0.308% due 08/25/2036 ^•	1,659	574
0.348% due 12/25/2036 •	5,545	2,333
1.093% due 05/25/2035 •	5,500	5,196
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	3,365	2,661
Argent Securities Trust
0.258% due 09/25/2036 •	1,853	815
0.688% due 05/25/2036 •	1,450	578
0.708% due 04/25/2036 •	7,004	3,463
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.908% due 02/25/2036 •	2,796	2,556
Asset-Backed Funding Certificates Trust 0.278% due 01/25/2037 •	4,698	3,664
Asset-Backed Securities Corp. Home Equity Loan Trust 2.023% due 09/25/2034 •	1,194	1,212
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	2,192	2,203
Bear Stearns Asset-Backed Securities Trust
0.378% due 11/25/2036 •	6,743	5,503
0.498% due 12/25/2035 ^•	340	207
1.148% due 08/25/2035 •	141	104
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	4,536	4,345
Carrington Mortgage Loan Trust 0.398% due 10/25/2036 •	2,888	2,526
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •	3,500	3,492
Citigroup Mortgage Loan Trust
0.348% due 01/25/2037 •	11,572	6,444
0.668% due 03/25/2036 •	1,733	1,661
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 ^•	1,743	1,679
0.368% due 09/25/2047 ^•	565	536
0.378% due 05/25/2037 •	2,900	2,708
0.628% due 03/25/2036 •	1,576	1,483
Countrywide Asset-Backed Certificates Trust 0.888% due 08/25/2047 •	3,653	3,584
Credit-Based Asset Servicing & Securitization Trust 0.298% due 11/25/2036 •	1,396	860
ECAF Ltd.
3.473% due 06/15/2040	381	359
4.947% due 06/15/2040	5,885	5,364
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •	5,036	5,041
Fremont Home Loan Trust
0.298% due 01/25/2037 •	1,682	966
0.488% due 02/25/2037 •	2,103	1,076
GSAA Home Equity Trust
0.448% due 07/25/2036 •	56,489	21,286
0.468% due 05/25/2036 •	37,008	13,313
0.658% due 01/25/2036 •	16,767	15,396
3.398% due 03/25/2036 ~	1,603	937

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

GSAMP Trust
0.288% due 09/25/2036 •	81,003	37,859
0.308% due 01/25/2037 •	3,523	2,609
0.318% due 01/25/2037 •	14,463	14,107
Home Equity Loan Trust 0.488% due 04/25/2037 •	3,100	2,507
Home Equity Mortgage Loan Asset-Backed Trust 0.898% due 10/25/2035 •	4,238	4,162
JPMorgan Mortgage Acquisition Trust
0.448% due 07/25/2036 •	8,826	8,286
6.080% due 08/25/2036 þ	1,570	1,212
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	3,961	3,632
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	10,681	10,255
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	5,808	5,871
Lehman XS Trust 0.508% due 06/25/2036 •	307	291
Long Beach Mortgage Loan Trust
0.308% due 09/25/2036 •	15,306	6,336
0.388% due 09/25/2036 •	4,842	2,059
0.508% due 03/25/2046 •	6,606	5,644
MAPS Ltd. 4.212% due 05/15/2043	5,564	5,330
MASTR Asset-Backed Securities Trust
0.628% due 03/25/2036 •	3,058	2,490
0.868% due 12/25/2034 •	10,557	9,988
0.898% due 10/25/2035 ^•	1,375	1,327
MelTel Land Funding LLC 3.768% due 04/15/2049	2,874	2,998
Merrill Lynch Mortgage Investors Trust
0.408% due 03/25/2037 •	9,924	9,114
0.598% due 02/25/2047 •	6,153	4,399
0.898% due 09/25/2035 •	1,009	982
3.754% due 02/25/2037 ^þ	11,349	2,319
METAL LLC 4.581% due 10/15/2042	8,206	6,580
Morgan Stanley ABS Capital, Inc. Trust
0.288% due 10/25/2036 •	1,181	725
0.298% due 11/25/2036 •	1,764	1,306
0.298% due 12/25/2036 •	866	562
0.298% due 02/25/2037 •	4,528	2,860
0.328% due 02/25/2037 •	12,765	5,568
0.348% due 02/25/2037 •	594	377
0.368% due 10/25/2036 •	1,291	802
0.378% due 02/25/2037 •	4,864	2,144
0.398% due 08/25/2036 •	7,199	4,527
0.768% due 12/25/2035 •	682	673
1.398% due 07/25/2037 •	2,100	1,996
Morgan Stanley Home Equity Loan Trust
0.248% due 04/25/2037 •	272	182
0.498% due 04/25/2037 •	1,298	894
1.093% due 05/25/2035 •	1,088	1,089
New Century Home Equity Loan Trust
0.308% due 08/25/2036 •	13,281	12,966
0.618% due 02/25/2036 •	6,100	5,079
NovaStar Mortgage Funding Trust
0.298% due 03/25/2037 •	1,268	603
0.358% due 01/25/2037 •	4,936	2,252
0.648% due 10/25/2036 •	1,316	1,043
Option One Mortgage Loan Trust 0.288% due 01/25/2037 •	4,946	3,482
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.883% due 08/25/2035 •	4,855	4,790
Popular ABS Mortgage Pass-Through Trust 1.198% due 11/25/2035 •	472	433
RBSSP Resecuritization Trust 0.310% due 11/26/2036 •	825	817
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ	11,831	6,836
Residential Asset Mortgage Products Trust 0.608% due 12/25/2035 •	9,198	8,168
RR 7 Ltd. 1.587% due 01/15/2033 •	15,500	15,542
S-Jets Ltd. 3.967% due 08/15/2042	10,009	9,750
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	7,548	7,342
Securitized Asset-Backed Receivables LLC Trust 0.648% due 03/25/2036 •	1,474	1,104
Specialty Underwriting & Residential Finance Trust
0.418% due 04/25/2037 •	1,081	850
0.448% due 06/25/2037 •	619	448
3.490% due 02/25/2037 ^þ	1,744	932

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Sprite Ltd. 4.250% due 12/15/2037		5,982	5,676
START Ireland 4.089% due 03/15/2044		2,704	2,644
Structured Asset Investment Loan Trust
0.298% due 09/25/2036 •		522	510
0.308% due 05/25/2036 •		259	255
Structured Asset Securities Corp. Mortgage Loan Trust 0.648% due 11/25/2037 •		8,000	7,092
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		2,305	2,237
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		2,249	2,267
2.750% due 06/25/2057 ~		9,786	10,155
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	17,828
Total Asset-Backed Securities (Cost $439,134)			437,315
SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
0.125% due 07/09/2041 þ		9,535	3,631
0.125% due 07/09/2046 þ		1,610	593
1.000% due 07/09/2029		233	102
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,650	38
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	14,254
Export-Import Bank of India
1.271% (US0003M + 1.020%) due 03/28/2022 ~(j)		10,600	10,633
3.250% due 01/15/2030		6,000	6,433
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,988
4.200% due 10/15/2050		$4,000	4,791
Israel Government International Bond 3.800% due 05/13/2060		1,800	2,143
Italy Government International Bond 6.875% due 09/27/2023		8,500	9,882
Kuwait International Government Bond 3.500% due 03/20/2027		24,700	28,127
Mexico Government International Bond 3.771% due 05/24/2061		3,350	3,497
Peru Government International Bond
5.350% due 08/12/2040	PEN	17,300	4,974
5.400% due 08/12/2034		24,500	7,479
5.940% due 02/12/2029		74,243	25,595
6.350% due 08/12/2028		148,900	52,276
6.350% due 08/12/2028		33,700	11,834
6.950% due 08/12/2031		24,300	8,729
8.200% due 08/12/2026		344,800	129,372
Province of Ontario 2.400% due 02/08/2022		$95	97
Qatar Government International Bond
2.375% due 06/02/2021		1,800	1,815
3.750% due 04/16/2030		15,000	17,682
3.875% due 04/23/2023		19,100	20,551
4.400% due 04/16/2050		5,300	6,921
Saudi Government International Bond
2.375% due 10/26/2021		14,700	14,937
2.875% due 03/04/2023		4,200	4,403
4.000% due 04/17/2025		6,500	7,271
Slovenia Government International Bond 5.250% due 02/18/2024		1,550	1,782
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	497,400	40,160
Ukraine Government International Bond
7.750% due 09/01/2021		$300	311
7.750% due 09/01/2022		7,200	7,717
Total Sovereign Issues (Cost $425,583)			450,018
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		441,790	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		7,056	3
			4
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(j)		48,126	361

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Common Stocks (Cost $11,683)		365
WARRANTS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	898,826	0
UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	11,865	4
Total Warrants (Cost $31)		4
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500% (h)	7,750	11,764
Total Convertible Preferred Securities (Cost $5,523)		11,764
PREFERRED SECURITIES 4.7%
BANKING & FINANCE 3.3%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)	30,000	3,296
Banco Bilbao Vizcaya Argentaria S.A.
6.000% due 01/15/2026 •(h)	4,600,000	6,221
8.875% due 04/14/2021 •(h)(i)	1,200,000	1,500
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)	12,600,000	15,789
Bank of America Corp.
5.125% due 06/20/2024 •(h)	16,700,000	17,670
5.875% due 03/15/2028 •(h)	80,284,000	90,915
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(h)	10,100,000	11,164
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	8,000,000	8,050
CaixaBank S.A. 5.250% due 03/23/2026 •(h)(i)	4,600,000	5,778
Charles Schwab Corp.
4.000% due 12/01/2030 •(h)	40,700,000	43,040
4.625% due 03/01/2022 •(h)	4,000,000	4,080
5.000% due 12/01/2027 •(h)	14,950,000	15,978
5.375% due 06/01/2025 •(h)	16,400,000	18,306
Citigroup, Inc.
4.000% due 12/10/2025 •(h)	18,900,000	19,443
4.700% due 01/30/2025 •(h)	14,000,000	14,412
5.000% due 09/12/2024 •(h)	52,800,000	55,011
5.950% due 05/15/2025 •(h)	1,400,000	1,533
6.300% due 05/15/2024 •(h)	11,800,000	12,821
Citizens Financial Group, Inc. 5.650% due 10/06/2025 •(h)	18,500,000	20,816
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(h)	106,000	11,819
6.250% (US0003M + 4.557%) due 10/01/2022 ~(h)	25,000	2,656
6.250% due 10/01/2026 •(h)	9,300,000	10,183
Depository Trust & Clearing Corp. 3.384% due 03/15/2021 ~(h)	7,000,000	6,737
Discover Financial Services 6.125% due 06/23/2025 •(h)	20,000,000	22,625
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(h)	3,000,000	3,240
Goldman Sachs Group, Inc.
4.400% due 02/10/2025 •(h)	3,000,000	3,075
4.950% due 02/10/2025 •(h)	4,500,000	4,778
JPMorgan Chase & Co.
3.684% (US0003M + 3.470%) due 04/30/2021 ~(h)	19,409,000	19,276
4.000% due 04/01/2025 •(h)(l)	52,600,000	53,488
4.600% due 02/01/2025 •(h)	21,800,000	22,536
5.000% due 08/01/2024 •(h)	52,120,000	54,877
5.150% due 05/01/2023 •(h)	14,006,000	14,528
6.100% due 10/01/2024 •(h)	2,600,000	2,853
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,825
Morgan Stanley
5.300% due 12/15/2025 •(h)	10,280,000	10,511
5.875% due 09/15/2026 •(h)	9,700,000	10,888
Nationwide Building Society 10.250% ~	156,400	37,883
Progressive Corp. 5.375% due 03/15/2023 •(h)	5,500,000	5,747

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SBL Holdings, Inc. 7.000% due 05/13/2025 •(h)		3,550,000	2,978
Truist Financial Corp. 5.100% due 03/01/2030 •(h)		15,600,000	17,862
U.S. Bancorp 5.300% due 04/15/2027 •(h)		5,500,000	6,200
			693,388
INDUSTRIALS 0.5%
Energy Transfer Operating LP
6.750% due 05/15/2025 •(h)		16,500,000	15,118
7.600% (US0003M + 5.161%) due 05/15/2024 ~(h)		1,367,000	30,826
General Electric Co. 5.000% due 03/15/2021 •(h)		31,700,000	29,434
Land O' Lakes, Inc. 7.000% due 09/18/2028 (h)		4,600,000	4,341
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (h)		19,200,000	19,608
			99,327
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(h)(j)		6,388,322	171,550
Dominion Energy, Inc. 4.650% due 12/15/2024 •(h)		5,100,000	5,389
Sempra Energy 4.875% due 10/15/2025 •(h)		14,300,000	15,319
			192,258
Total Preferred Securities (Cost $943,912)			984,973
REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Welltower, Inc.		74,398	4,808
Total Real Estate Investment Trusts (Cost $4,200)			4,808
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (k) 0.0%			6,150
SHORT-TERM NOTES 0.1%
Kaisa Group Holdings Ltd.
6.750% due 02/18/2021		$2,700	2,709
7.875% due 06/09/2021		2,000	2,017
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		12,500	12,509
			17,235
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	285,847	2,084
Total Short-Term Instruments (Cost $25,436)			25,469
Total Investments in Securities (Cost $21,687,245)			23,071,275
		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		4,106,387	40,493
Total Short-Term Instruments (Cost $40,492)			40,493
Total Investments in Affiliates (Cost $40,492)			40,493
Total Investments 110.9% (Cost $21,727,737)			$23,111,768
Financial Derivative Instruments (m)(o) 0.1%(Cost or Premiums, net $127,506)			19,818

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Other Assets and Liabilities, net (11.0)%	(2,298,913)
Net Assets 100.0%	$20,832,673

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.00% due 10/20/2022	09/24/2020	172,137	171,550	0.82%
AWAS Aviation Capital Ltd.4.870% due 10/03/2021	10/02/2014	10,199	10,315	0.05
Citigroup, Inc.2.572% due 06/03/2031	08/03/2020 - 10/06/2020	6,813	6,823	0.03
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	31,515	0.15
Export-Import Bank of India 1.271% due 03/28/2022	12/19/2019	10,551	10,633	0.05
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	13,505	13,611	0.07
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	7,641	0.04
Westmoreland Mining Holdings LLC	12/08/2014	1,406	361	0.00
$251,411	$252,449	1.21%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$6,150	U.S. Treasury Bills 0.000% due 12/30/2021	$(6,273)	$6,150	$6,150
Total Repurchase Agreements	$(6,273)	$6,150	$6,150
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	0.000%	11/17/2020	06/19/2022)	$(433)	$(433)
0.100	06/22/2020	TBD(2)	(10,497)	(10,503)
0.150	11/09/2020	TBD(2)	(20,255)	(20,260)
DEU	0.130	11/20/2020	01/15/2021	(83,500)	(83,513)
JPS	0.025	10/20/2020	01/21/2021	(3,092)	(3,092)
0.025	10/21/2020	01/21/2021	(1,967)	(1,967)
0.050	10/20/2020	01/21/2021	(3,045)	(3,045)
0.110	11/05/2020	01/15/2021	(46,562)	(46,571)
0.120	11/12/2020	01/11/2021	(18,234)	(18,237)
0.120	12/17/2020	01/08/2021	(43,178)	(43,180)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

					0.140		11/23/2020	01/11/2021		(147,955)	(147,980)
NOM					(0.750)		10/05/2020	TBD(2)		(988)	(986)
					0.100		11/27/2020	04/21/2022		(526)	(526)
Total Reverse Repurchase Agreements											$(380,293)
SALE-BUYBACK TRANSACTIONS:
Counterparty					Borrowing Rate(1)		Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY					0.080%		12/07/2020	01/15/2021		$(171,386)	$(171,396)
UBS					1.660		01/31/2020	01/29/2021		(55,279)	(56,161)
Total Sale-Buyback Transactions											$(227,557)
SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA							2.000%	02/01/2051	$53,700	$(55,462)	$(55,680)
Total Short Sales (0.3)%										$(55,462)	$(55,680)
(l)					Securities with an aggregate market value of $618,472 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(922,501) at a weighted average interest rate of 0.379%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(3)					Payable for sale-buyback transactions includes $(69) of deferred price drop.
(m)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures					$169.000		01/22/2021	275	$275	$0	$(86)
Put - CBOT U.S. Treasury Bond February 2021 Futures					170.000		01/22/2021	50	50	(33)	(24)
Put - CBOT U.S. Treasury Bond February 2021 Futures					171.000		01/22/2021	273	273	0	(196)
Call - CBOT U.S. Treasury Bond February 2021 Futures					177.000		01/22/2021	50	50	(31)	(15)
Call - CBOT U.S. Treasury Bond February 2021 Futures					178.000		01/22/2021	275	275	0	(52)
Call - CBOT U.S. Treasury Bond February 2021 Futures					179.000		01/22/2021	273	273	0	(34)

Total Written Options										$(64)	$(407)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin
Description					Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note March Futures					03/2021	872	120,404	$(82)		$95	$0
Total Futures Contracts								$(82)		$95	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.242%	$4,400		$(154)	$3	$(151)	$0	$(1)
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	0.560	10,100		(116)	2	(114)	0	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.975	17,700		(80)	58	(22)	7	0
							$(350)	$63	$(287)	$7	$(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2025	0.636%	EUR	2,800	$64	$0	$64	$2	$0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2021	2.327		$7,000	(42)	1	(41)	0	(3)
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	2.155		10,600	(146)	32	(114)	35	0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	2.787		11,700	(326)	29	(297)	19	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.585		45,000	745	8	753	4	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.108		28,750	271	(8)	263	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.136		36,650	499	(15)	484	0	(7)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.150		22,400	395	(8)	387	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.172		19,400	413	(6)	407	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.199		10,000	264	(1)	263	1	0
Bombardier, Inc.	5.000	Quarterly	12/20/2021	4.779		7,500	(5)	35	30	22	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.633	EUR	10,800	256	(8)	248	2	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.635		16,400	309	(8)	301	0	(6)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.801		700	9	0	9	0	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	2.165		$8,500	534	(51)	483	8	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	2.665		400	27	(4)	23	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.375		10,000	64	1	65	1	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.320		7,600	85	(5)	80	0	(4)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.779		7,400	64	3	67	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	1.513		1,800	67	(3)	64	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.947		3,200	254	(12)	242	0	(2)
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.078		2,000	181	(9)	172	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	1.087		10,300	218	(7)	211	6	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	1.378		900	34	(1)	33	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	1.544		1,100	59	(1)	58	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.867		2,400	231	(10)	221	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2023	0.572		9,100	109	10	119	3	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.682		7,200	77	5	82	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2024	0.764		23,900	190	41	231	9	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.253		12,200	51	(3)	48	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.329		16,000	115	(4)	111	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.363		6,100	62	(2)	60	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.584		4,200	561	(3)	558	3	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.158		2,800	31	(1)	30	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.176		22,400	295	(13)	282	0	(4)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.199		2,500	42	(1)	41	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.300		2,800	61	(1)	60	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.399		5,500	138	(5)	133	0	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.333		5,000	54	(3)	51	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.398		19,500	487	(14)	473	4	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.652	EUR	34,500	(1,657)	(640)	(2,297)	0	(52)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.780		29,700	(1,794)	(620)	(2,414)	0	(18)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.020		3,400	(313)	(70)	(383)	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.209		$5,900	97	(2)	95	1	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.436		6,900	59	1	60	0	(1)
Tesco PLC	1.000	Quarterly	12/20/2024	0.571	EUR	13,800	304	(7)	297	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.280		$1,800	28	(2)	26	0	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.132		4,700	12	(1)	11	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.310	EUR	11,200	248	(6)	242	0	(3)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.411		3,600	96	(3)	93	0	(2)
							$3,877	$(1,392)	$2,485	$127	$(115)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$17,300	$(1,424)	$(223)	$(1,647)	$0	$(34)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$1,128	$2	$5	$7	$1	$0
CDX.HY-32 5-Year Index		5.000	Quarterly	06/20/2024		19,046	1,635	39	1,674	28	0
CDX.HY-33 5-Year Index		5.000	Quarterly	12/20/2024		890	82	2	84	1	0
CDX.HY-34 5-Year Index		5.000	Quarterly	06/20/2025		8,648	801	18	819	15	0
CDX.IG-33 5-Year Index		1.000	Quarterly	12/20/2024		20,070	328	11	339	12	0
CDX.IG-33 10-Year Index		1.000	Quarterly	12/20/2029		89,000	112	51	163	104	0
CDX.IG-34 5-Year Index		1.000	Quarterly	06/20/2025		759,200	12,216	495	12,711	508	0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		3,496,500	84,852	2,177	87,029	2,369	0
CDX.IG-35 10-Year Index		1.000	Quarterly	12/20/2030		195,300	1,407	326	1,733	245	0
iTraxx Asia Ex-Japan 32 5-Year Index		1.000	Quarterly	12/20/2024		56,500	1,471	(3)	1,468	0	(6)
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	1,294,900	41,742	83	41,825	173	0
							$144,648	$3,204	$147,852	$3,456	$(6)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	16,000	$464	$95	$559	$19	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026		44,700	9	(27)	(18)	68	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		156,800	(571)	(1,041)	(1,612)	0	(492)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		42,600	(3,135)	(101)	(3,236)	0	(469)
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022	BRL	463,300	0	(22)	(22)	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		125,300	(1)	(2)	(3)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		250,000	0	(18)	(18)	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		370,900	0	(30)	(30)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		412,600	0	(28)	(28)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		308,400	0	(24)	(24)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		200,000	0	(24)	(24)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		327,600	63	338	401	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		1,842,900	972	1,902	2,874	0	(2)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	CAD	77,800	574	160	734	3	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		78,000	1,295	263	1,558	43	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		30,200	462	98	560	17	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		43,100	2,204	86	2,290	109	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	07/15/2025	CNY	232,000	(212)	257	45	12	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	07/16/2025		175,200	(191)	185	(6)	10	0
Pay	3-Month CNY-CNREPOFIX	2.611	Quarterly	08/04/2025		57,200	(65)	56	(9)	4	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	08/07/2025		65,450	(77)	66	(11)	5	0
Pay	3-Month CNY-CNREPOFIX	2.625	Quarterly	08/07/2025		65,450	(69)	67	(2)	5	0
Pay	3-Month CNY-CNREPOFIX	2.633	Quarterly	08/10/2025		61,500	(60)	59	(1)	3	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	08/21/2025		80,000	(69)	78	9	6	0
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025		68,800	(101)	72	(29)	6	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025		103,240	(138)	108	(30)	9	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025		206,490	(179)	219	40	19	0
Pay(6)	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		79,500	0	64	64	2	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		32,000	0	30	30	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.828	Quarterly	03/17/2026		126,400	0	136	136	3	0
Pay(6)	3-Month CNY-CNREPOFIX	2.848	Quarterly	03/17/2026		59,800	0	73	73	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.873	Quarterly	03/17/2026		35,700	0	50	50	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.883	Quarterly	03/17/2026		100,000	0	147	147	3	0
Pay(6)	3-Month CNY-CNREPOFIX	2.895	Quarterly	03/17/2026		100,000	0	156	156	3	0
Pay	3-Month USD-LIBOR	0.990	Semi-Annual	09/01/2050		$27,100	(1,993)	(846)	(2,839)	87	0
Pay	3-Month USD-LIBOR	0.970	Semi-Annual	09/10/2050		23,900	(1,870)	(765)	(2,635)	76	0
Pay	3-Month USD-LIBOR	0.984	Semi-Annual	09/14/2050		27,900	(2,082)	(895)	(2,977)	89	0
Pay	3-Month USD-LIBOR	1.214	Semi-Annual	10/13/2050		24,200	(356)	(821)	(1,177)	83	0
Pay	3-Month USD-LIBOR	1.185	Semi-Annual	10/23/2050		28,200	(628)	(963)	(1,591)	97	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	10/27/2050		30,000	(159)	(1,033)	(1,192)	105	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050		31,600	(168)	(1,096)	(1,264)	110	0
Pay(6)	3-Month USD-LIBOR	1.400	Semi-Annual	01/04/2051		29,000	(500)	400	(100)	100	0
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	2,750,500	343	2,473	2,816	696	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		66,700	1	25	26	17	0
Pay	6-Month CLP-CHILIBOR	2.410	Semi-Annual	01/31/2025	CLP	803,900	42	21	63	0	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	EUR	105,000	20	308	328	0	(31)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		11,400	(99)	23	(76)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,027)	(47)	(1,074)	6	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,094,400	(1,448)	(57)	(1,505)	5	0
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	2,980	989	3,969	0	(267)
							$(5,769)	$1,164	$(4,605)	$1,823	$(1,266)
Total Swap Agreements							$140,982	$2,816	$143,798	$5,413	$(1,422)
(n)

Securities with an aggregate market value of $364,088 and cash of $22,222 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021		$77,065	JPY	8,014,711	$559	$0
	01/2021		14,656	PLN	56,681	519	0
	03/2021	HKD	2,872		$370	0	0
BPS	01/2021	EUR	21,209		25,804	0	(108)
	01/2021	GBP	4,055		5,416	0	(130)
	01/2021	PEN	20,982		5,853	56	0
	01/2021		$1,515	AUD	2,059	73	0
	01/2021		3,157	MXN	62,611	0	(17)
	01/2021		4,962	PLN	19,232	187	0
	01/2021		5,628	ZAR	85,644	185	0
	01/2021	ZAR	87,302		$5,967	27	0
	03/2021	SGD	174		129	0	(3)
	03/2021		$17,189	IDR	245,228,827	343	0
	03/2021		1,317	INR	98,111	16	0
BRC	01/2021		910	TRY	7,185	51	0
	01/2021	ZAR	61,042		$4,177	25	0
CBK	01/2021	PEN	288,024		80,246	678	0
	01/2021		$7,501	JPY	781,362	66	0
	01/2021		247	PLN	933	2	0
	01/2021		1,394	RUB	107,235	55	0
	02/2021	PEN	147,162		$40,493	36	(207)
	02/2021		$1,692	RUB	124,576	0	(15)
	03/2021		24,748	MXN	558,579	3,069	0
	05/2021	PEN	198,222		$55,042	296	0
DUB	01/2021		63,198		17,578	120	0
GLM	01/2021	BRL	102,610		19,745	0	(9)
	01/2021	JPY	16,434,835		158,790	0	(385)
	01/2021		$20,303	BRL	102,610	0	(548)
	01/2021		115	MXN	2,281	0	(1)
	01/2021		52,924	PEN	190,792	0	(219)
	01/2021		1,742	RUB	133,494	60	0
	01/2021		14,977	ZAR	228,210	513	0
	02/2021	PEN	25,677		$7,140	45	0
	02/2021		$158,834	JPY	16,434,835	388	0
	02/2021		9,004	RUB	682,652	189	(6)
	03/2021	CNH	4,654		$705	0	(7)
	04/2021	PEN	190,792		52,899	197	0
HUS	01/2021	BRL	249,158		49,008	1,040	0
	01/2021	GBP	133,593		178,507	0	(4,188)
	01/2021		$47,945	BRL	249,158	23	0
	01/2021		4,377	EUR	3,587	10	(4)
	01/2021		2,797	GBP	2,067	29	0
	01/2021		13,851	JPY	1,443,488	129	0
	01/2021		20,526	MXN	413,630	221	0
	01/2021		12,484	PLN	47,638	269	0
	01/2021	ZAR	137,529		$9,379	22	0
	02/2021	CAD	1,852		1,414	0	(42)
	02/2021		$48,980	BRL	249,158	0	(1,027)
	02/2021		16,198	RUB	1,210,198	101	(12)
	03/2021		698	CNY	4,629	9	0
	03/2021		901	INR	67,075	11	0
JPM	01/2021	BRL	53,790		$10,351	0	(5)
	01/2021		$10,622	BRL	53,790	0	(266)
	01/2021		174	TRY	1,378	11	0
	01/2021	ZAR	79,638		$5,375	13	(43)
	03/2021		$20,871	COP	76,459,434	1,490	0
	03/2021		15,319	INR	1,140,865	186	0
MYI	01/2021		932	PLN	3,545	18	0
RBC	01/2021	ZAR	93,517		$6,347	0	(1)
SCX	01/2021	BRL	10,894		2,096	0	(1)
	01/2021	EUR	17,827		21,350	0	(429)
	01/2021		$2,147	BRL	10,894	0	(49)
	01/2021		794	ZAR	11,665	0	(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	01/2021	ZAR	32,358		$2,142		0	(54)
	02/2021	EUR	17,827		21,827		34	0
	03/2021		$24,389	INR	1,815,107		279	0
SSB	01/2021	BRL	38,338		$7,377		0	(4)
	01/2021		$7,221	BRL	38,338		160	0
	03/2021	KRW	267,418		$240		0	(5)
TOR	01/2021	BRL	43,527		8,376		0	(4)
	01/2021		$8,586	BRL	43,527		0	(207)
	01/2021		59,387	JPY	6,195,274		616	0
	01/2021	ZAR	135,620		$9,225		0	(2)
	03/2021		$15,351	MXN	314,840		328	0
UAG	02/2021		20,701	RUB	1,566,861		402	(16)
Total Forward Foreign Currency Contracts							$13,156	$(8,016)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	39,720	$4,524	$4,377
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	26,290	2,903	2,897

Total Purchased Options							$7,427	$7,274
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900%	01/20/2021	43,000	$(73)	$(6)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	26,000	(47)	(3)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	28,400	(43)	(3)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450	01/20/2021	95,900	(87)	(65)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	135,900	(214)	(20)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	27,600	(40)	(37)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	12,000	(87)	(8)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	57,200	(160)	(10)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	26,300	(34)	(3)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.425	03/17/2021	38,400	(18)	(14)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.775	03/17/2021	22,100	(29)	(19)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	38,400	(39)	(31)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	10,400	(12)	(9)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.475	01/20/2021	36,800	(41)	(51)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	01/20/2021	30,400	(57)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.825	01/20/2021	36,800	(65)	(6)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	1.050	01/20/2021	43,800	(83)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	35,100	(43)	(28)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	118,300	(93)	(68)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	42,900	(36)	(43)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	59,100	(79)	(78)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	118,300	(116)	(132)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	42,900	(51)	(41)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	40,000	(24)	(19)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	40,000	(59)	(68)
BRC	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	79,000	(165)	(8)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	38,500	(50)	(30)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	36,000	(50)	(48)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	80,200	(39)	(39)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	80,200	(142)	(136)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	21,400	(35)	(32)
DUB	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	01/20/2021	28,900	(44)	(3)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	02/17/2021	24,900	(30)	(9)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	13,200	(15)	(11)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.900	01/20/2021	49,200	(78)	(7)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	02/17/2021	45,100	(30)	(31)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	02/17/2021	45,100	(54)	(24)
FBF	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	02/17/2021	20,200	(27)	(7)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	02/17/2021	18,000	(44)	(4)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	39,900	(61)	(32)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	01/20/2021	15,200	(11)	0
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	46,700	(33)	(5)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	01/20/2021	20,600	(24)	(3)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	10,100	(13)	(8)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	22,800	(18)	0
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	34,200	(26)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	02/17/2021	40,900	(29)	(28)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	02/17/2021	40,900	(44)	(22)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	73,100	(48)	(42)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	39,700	(27)	(40)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	73,100	(80)	(82)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	39,700	(49)	(33)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	49,500	(89)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	44,300	(90)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	28,000	(54)	(2)
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	37,200	(20)	(18)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	37,200	(37)	(19)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	39,600	(53)	(31)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	35,900	(45)	(25)
$(3,284)	$(1,561)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC USD versus CNH	CNH	6.420	02/26/2021	44,656	$(198)	$(152)
Call - OTC USD versus CNH	6.660	02/26/2021	44,655	(198)	(159)
$(396)	$(311)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	119,170	$(4,422)	$(4,366)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012	01/14/2021	24,300	(193)	(34)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	01/14/2021	24,300	(193)	(103)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298	01/11/2021	39,500	(336)	(78)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.598	01/11/2021	39,500	(336)	(23)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.830	01/22/2021	55,000	(223)	(106)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/22/2021	55,000	(223)	(101)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	78,870	(2,853)	(2,890)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/19/2021	29,800	(343)	(12)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/19/2021	29,800	(343)	(311)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/04/2021	28,100	(174)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/04/2021	28,100	(174)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.165	01/11/2021	40,000	(298)	(6)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	14,000	(70)	(20)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.485	01/11/2021	40,000	(298)	(166)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	14,000	(70)	(12)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.110	01/15/2021	27,900	(259)	(10)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450	01/15/2021	27,900	(259)	(296)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	28,000	(315)	(18)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	28,000	(315)	(216)
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/07/2021	30,500	(253)	(12)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2021	30,500	(253)	(9)
$(12,203)	$(8,790)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	11,000	$(37)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	15,500	(52)	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	18,000	(62)	(124)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	15,200	(67)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	15,000	(58)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	19,700	(32)	(18)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051			103.578	03/11/2021		15,200	(36)		(68)
	Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051			104.000	03/11/2021		18,000	(33)		(86)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «			104.125	04/14/2021		9,500	(24)		(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			99.688	02/04/2021		16,000	(96)		(79)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			102.188	02/04/2021		19,500	(49)		(43)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			102.266	02/04/2021		19,500	(47)		(44)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021		7,000	(19)		(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			104.141	03/04/2021		7,000	(8)		(10)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.367	02/04/2021		4,300	(12)		(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.406	02/04/2021		22,000	(69)		(87)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.703	02/04/2021		9,000	(22)		(37)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			102.750	02/04/2021		6,000	(19)		(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			103.750	02/04/2021		6,000	(14)		(29)
								$(756)		$(692)
Total Written Options								$(16,639)		$(11,354)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.501%	$10,000	$(209)	$386	$177	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	13,300	(125)	352	227	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	10,600	(295)	345	50	0
BPS	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.335	8,900	121	118	239	0
	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.063	800	(24)	28	4	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	5,500	(66)	161	95	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	23,650	(467)	917	450	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	3,500	(57)	121	64	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223	1,900	(115)	82	0	(33)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	6,600	(379)	105	0	(274)
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.335	6,700	83	97	180	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.377	5,000	(96)	25	0	(71)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	0.974	8,800	(264)	276	12	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.292	500	(7)	16	9	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.501	9,800	(214)	387	173	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	14,100	(140)	381	241	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	36,900	(896)	1,068	172	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.641	11,600	(87)	256	169	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	4,300	71	45	116	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.700	1,000	(38)	11	0	(27)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.294	3,500	52	48	100	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.468	5,800	(158)	237	79	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	4,900	(85)	59	0	(26)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	1,100	(11)	29	18	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	3,100	12	34	46	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	8,200	(200)	238	38	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228	9,500	(793)	832	39	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.593	4,200	(4)	82	78	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	23,400	(230)	630	400	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	4,100	(100)	119	19	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	33,500	(375)	947	572	0
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	0.513	12,500	(590)	624	34	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	400	(13)	13	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	4,800	(75)	50	0	(25)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.142	6,000	(310)	337	27	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.292	1,200	(16)	38	22	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.112	64,200	(796)	1,091	295	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.323		4,200	(39)	111	72	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376		3,600	(69)	137	68	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566		7,000	(58)	181	123	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.880		6,000	(643)	663	20	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.512		1,600	(41)	38	0	(3)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792		3,700	(159)	132	0	(27)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223		12,200	(767)	554	0	(213)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.593		4,200	(5)	83	78	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333		5,800	99	57	156	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.700		9,600	(386)	129	0	(257)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	1.619		1,400	(79)	67	0	(12)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.885		700	(24)	27	3	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033		6,500	(190)	185	0	(5)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.292		700	(9)	22	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376		17,900	(285)	625	340	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485		9,900	(132)	313	181	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223		3,700	(225)	160	0	(65)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744		5,000	(287)	79	0	(208)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376		45,050	(819)	1,676	857	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485		5,750	(93)	198	105	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.393		11,300	155	88	243	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.452		5,800	80	48	128	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792		8,250	(711)	651	0	(60)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	2.223		10,000	(627)	453	0	(174)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	2.948		2,300	(141)	14	0	(127)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.593		5,600	(1)	105	104	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.088		13,400	166	82	248	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.229	EUR	7,900	55	22	77	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.409		$11,800	230	51	281	0
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.142		24,000	(795)	902	107	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566		27,000	(182)	657	475	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812		17,900	(246)	419	173	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.187		10,000	(980)	1,022	42	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.781		6,600	(320)	386	66	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.228		9,500	(783)	821	38	0
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.568		1,550	(103)	114	11	0
								$(15,310)	$21,857	$8,154	$(1,607)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%		5.000%	Quarterly	12/20/2021		$10,300	$1,566	$(1,070)	$496	$0
BPS	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		3,800	443	(45)	398	0
CBK	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		10,600	1,055	(545)	510	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		5,600	580	7	587	0
GST	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		8,900	752	(323)	429	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		4,000	555	(213)	342	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		16,300	1,935	(227)	1,708	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		1,200	(36)	52	16	0
JPM	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		850	85	(44)	41	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		1,200	191	(88)	103	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		29,700	3,654	(542)	3,112	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		5,000	594	(70)	524	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		4,200	(124)	179	55	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		2,800	(80)	116	36	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061		6,600	(8)	62	54	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		1,800	(52)	75	23	0
								$11,110	$(2,676)	$8,434	$0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$98	$98	$0
Total Swap Agreements	$(4,200)	$19,279	$16,686	$(1,607)
(p)

Securities with an aggregate market value of $3,981 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$501,091	$120,634	$621,725
Corporate Bonds & Notes
Banking & Finance	0	6,621,982	7,641	6,629,623
Industrials	0	5,915,536	3,164	5,918,700
Utilities	0	1,581,352	0	1,581,352
Municipal Bonds & Notes
Florida	0	38,625	0	38,625
U.S. Government Agencies	0	1,692,244	2,062	1,694,306
U.S. Treasury Obligations	0	4,400,475	0	4,400,475
Non-Agency Mortgage-Backed Securities	0	271,753	0	271,753
Asset-Backed Securities	0	437,315	0	437,315
Sovereign Issues	0	450,018	0	450,018
Common Stocks
Consumer Discretionary	4	0	0	4
Industrials	0	0	361	361
Warrants
Utilities	0	4	0	4
Convertible Preferred Securities
Banking & Finance	11,764	0	0	11,764
Preferred Securities
Banking & Finance	0	693,388	0	693,388
Industrials	30,826	68,501	0	99,327
Utilities	0	20,708	171,550	192,258
Real Estate Investment Trusts
Real Estate	4,808	0	0	4,808
Short-Term Instruments
Repurchase Agreements	0	6,150	0	6,150
Short-Term Notes	0	17,235	0	17,235
Argentina Treasury Bills	0	2,084	0	2,084
$47,402	$22,718,461	$305,412	$23,071,275
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,493	$0	$0	$40,493
Total Investments	$87,895	$22,718,461	$305,412	$23,111,768
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(55,680)	$0	$(55,680)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	95	5,413	0	5,508
Over the counter	0	37,116	0	37,116
$95	$42,529	$0	$42,624
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,829)	0	(1,829)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Over the counter				0			(20,952)	(25)	(20,977)
				$0			$(22,781)	$(25)	$(22,806)
Total Financial Derivative Instruments				$95			$19,748	$(25)	$19,818
Totals				$87,990			$22,682,529	$305,387	$23,075,906

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020(2)
Investments in Securities, at Value
Loan Participations and Assignments	$267,209	$52,737	$(105,675)	$184	$144	$14,035	$0	$(108,000)	$120,634	$1,902
Corporate Bonds & Notes
Banking & Finance	6,774	0	0	0	0	867	0	0	7,641	867
Industrials	3,664	51	(338)	0	0	(175)	0	(38)	3,164	(102)
U.S. Government Agencies	2,088	0	(37)	6	13	(8)	0	0	2,062	(9)
Common Stocks
Industrials	409	0	0	0	0	(48)	0	0	361	(48)
Preferred Securities
Utilities	0	172,790	(654)	0	0	(586)	0	0	171,550	(586)
	$280,144	$225,578	$(106,704)	$190	$157	$14,085	$0	$(108,038)	$305,412	$2,024
Financial Derivative Instruments - Assets
Over the counter	$52	$0	$(252)	$0	$0	$200	$0	$0	$0	$0
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(25)	$0	$0	$0	$0	$0	$(25)	$0
Totals	$280,196	$225,578	$(106,981)	$190	$157	$14,285	$0	$(108,038)	$305,387	$2,024
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$35,700	Market Based Approach			Recovery Value			100.000	—
		63,378	Proxy Pricing			Base Price			99.980 - 101.250	100.199
		21,556	Third Party Vendor			Broker Quote			99.438 - 100.250	99.758
Corporate Bonds & Notes
Banking & Finance		7,641	Discounted Cash Flow			Discount Rate			4.780	—
Industrials		3,164	Proxy Pricing			Base Price			110.620	—
U.S. Government Agencies		2,062	Proxy Pricing			Base Price			60.640	—
Common Stocks
Industrials		361	Other Valuation Techniques(3)			—			—	—
Preferred Securities
Utilities		171,550	Recent Transaction			Purchase Price			$27.048	—
Financial Derivative Instruments - Liabilities
Over the counter		(25)	Other Valuation Techniques(3)			—			—	—
Total		$305,387
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long Duration Total Return Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 177.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower (U.S.) LLC 3.250% due 12/01/2027		$4,000	$4,007
Elanco Animal Health, Inc. 1.905% due 08/01/2027		1,266	1,257
IRB Holding Corp. TBD% due 12/15/2027		2,290	2,293
RPI Intermediate Finance Trust 1.897% due 02/11/2027		6	6
Total Loan Participations and Assignments (Cost $7,499)			7,563
CORPORATE BONDS & NOTES 62.1%
BANKING & FINANCE 20.2%
AerCap Ireland Capital DAC
3.875% due 01/23/2028 (j)		2,000	2,162
4.450% due 10/01/2025		200	223
4.450% due 04/03/2026		600	674
Aflac, Inc. 4.750% due 01/15/2049		5,800	8,094
AIA Group Ltd. 3.900% due 04/06/2028		7,700	8,763
AIB Group PLC 4.263% due 04/10/2025 •		6,200	6,784
Aircastle Ltd. 4.250% due 06/15/2026		800	843
Alexandria Real Estate Equities, Inc. 3.375% due 08/15/2031		1,600	1,834
Alleghany Corp. 4.900% due 09/15/2044		2,500	3,252
Ally Financial, Inc. 8.000% due 11/01/2031		5,400	7,915
American Financial Group, Inc.
3.500% due 08/15/2026		2,100	2,293
4.500% due 06/15/2047		7,400	8,960
American Homes 4 Rent LP
4.250% due 02/15/2028		500	575
4.900% due 02/15/2029		4,100	4,955
American International Group, Inc. 4.750% due 04/01/2048		6,000	8,006
American Tower Corp.
1.875% due 10/15/2030		1,340	1,353
2.100% due 06/15/2030		1,500	1,541
2.400% due 03/15/2025		1,200	1,276
2.900% due 01/15/2030		300	327
2.950% due 01/15/2025		5,600	6,069
2.950% due 01/15/2051		2,800	2,807
3.375% due 05/15/2024		5,200	5,659
4.000% due 06/01/2025		1,300	1,469
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,880	5,690
Asian Development Bank 5.820% due 06/16/2028		500	672
Athene Global Funding 2.500% due 01/14/2025		5,600	5,868
Aviation Capital Group LLC
1.175% (US0003M + 0.950%) due 06/01/2021 ~		2,800	2,783
4.125% due 08/01/2025		200	210
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	511
3.950% due 07/01/2024		400	423
4.250% due 04/15/2026		2,200	2,372
5.500% due 01/15/2023		230	245
Banco Bradesco S.A.
2.850% due 01/27/2023		2,700	2,765
3.200% due 01/27/2025		2,400	2,517
Banco BTG Pactual S.A. 4.500% due 01/10/2025		3,800	4,066
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,000	298
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$11,800	12,241

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Bank of America Corp. 1.197% due 10/24/2026 •		6,760	6,852
Bank of Ireland Group PLC 4.500% due 11/25/2023		7,600	8,336
Bank of New York Mellon Corp. 3.400% due 01/29/2028		3,900	4,469
Barclays Bank PLC 10.000% due 05/21/2021	GBP	600	848
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		$200	203
1.849% (US0003M + 1.625%) due 01/10/2023 ~		200	202
2.000% due 02/07/2028 •	EUR	400	500
3.250% due 02/12/2027	GBP	200	305
3.375% due 04/02/2025 •	EUR	1,700	2,293
3.650% due 03/16/2025		$700	772
4.338% due 05/16/2024 •		400	433
4.375% due 09/11/2024		200	223
4.375% due 01/12/2026		500	577
4.836% due 05/09/2028		500	578
4.972% due 05/16/2029 •		700	840
5.088% due 06/20/2030 •		800	960
5.200% due 05/12/2026		400	467
6.125% due 12/15/2025 •(f)(g)		2,500	2,700
7.125% due 06/15/2025 •(f)(g)	GBP	200	306
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		$8,540	11,763
BGC Partners, Inc. 5.125% due 05/27/2021		2,000	2,023
Blackstone Holdings Finance Co. LLC 3.150% due 10/02/2027		2,100	2,342
Block Financial LLC 3.875% due 08/15/2030		2,750	2,972
BNP Paribas S.A.
1.904% due 09/30/2028 •		1,100	1,125
2.219% due 06/09/2026 •		3,500	3,665
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,635
3.500% due 01/31/2023		600	624
3.500% due 10/10/2024		300	319
Brixmor Operating Partnership LP
1.264% (US0003M + 1.050%) due 02/01/2022 ~		2,900	2,897
4.125% due 05/15/2029		1,100	1,267
Brookfield Finance, Inc.
3.500% due 03/30/2051		5,000	5,355
3.900% due 01/25/2028		822	944
4.000% due 04/01/2024		100	110
4.700% due 09/20/2047		5,600	7,087
4.850% due 03/29/2029		550	674
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	7,827
Charles Schwab Corp. 3.850% due 05/21/2025		2,600	2,960
Citigroup, Inc. 8.125% due 07/15/2039		5,571	9,959
CME Group, Inc. 3.750% due 06/15/2028		700	830
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		300	314
Community Preservation Corp. 2.867% due 02/01/2030		1,980	2,072
Cooperatieve Rabobank UA 1.111% (US0003M + 0.860%) due 09/26/2023 ~		1,800	1,824
Credit Suisse AG 2.100% due 11/12/2021		3,900	3,960
Credit Suisse Group AG 2.593% due 09/11/2025 •		2,400	2,526
Crown Castle International Corp.
3.700% due 06/15/2026		2,500	2,819
4.450% due 02/15/2026		800	926
CubeSmart LP 2.000% due 02/15/2031		3,700	3,714
CyrusOne LP
2.900% due 11/15/2024		600	642
3.450% due 11/15/2029		400	431
Danske Bank A/S 4.375% due 06/12/2028		7,400	8,435
Deutsche Bank AG
1.031% (US0003M + 0.815%) due 01/22/2021 ~		2,800	2,800
2.129% due 11/24/2026 •(h)		3,300	3,377
3.547% due 09/18/2031 •		2,350	2,554
3.961% due 11/26/2025 •		5,900	6,452
5.882% due 07/08/2031 •		2,200	2,641
Digital Realty Trust LP 4.450% due 07/15/2028		6,800	8,183
E*TRADE Financial Corp. 4.500% due 06/20/2028		2,000	2,406

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

EPR Properties
3.750% due 08/15/2029	600	576
4.950% due 04/15/2028	1,600	1,611
5.250% due 07/15/2023	500	513
Equitable Holdings, Inc. 5.000% due 04/20/2048	6,800	8,957
Essex Portfolio LP
4.000% due 03/01/2029	1,400	1,642
4.500% due 03/15/2048	200	260
Farmers Insurance Exchange 4.747% due 11/01/2057 •	4,400	4,748
Fidelity National Financial, Inc. 5.500% due 09/01/2022	700	755
First American Financial Corp.
4.000% due 05/15/2030	2,100	2,411
4.300% due 02/01/2023	4,500	4,758
FMR LLC
4.950% due 02/01/2033	1,400	1,885
5.150% due 02/01/2043	11,300	15,613
Ford Motor Credit Co. LLC 3.375% due 11/13/2025	2,700	2,768
GE Capital Funding LLC 3.450% due 05/15/2025	3,700	4,086
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	18,410	21,978
GLP Capital LP
3.350% due 09/01/2024	500	526
4.000% due 01/15/2030	1,300	1,415
5.250% due 06/01/2025	3,700	4,172
5.300% due 01/15/2029	3,100	3,616
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	8,640
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	7,700	8,402
Great-West Lifeco Finance LP 4.581% due 05/17/2048	1,900	2,597
Hartford Financial Services Group, Inc.
4.400% due 03/15/2048	6,500	8,589
6.625% due 03/30/2040	500	756
High Street Funding Trust
4.111% due 02/15/2028	200	231
4.682% due 02/15/2048	500	638
Highwoods Realty LP 2.600% due 02/01/2031	700	715
Host Hotels & Resorts LP 4.000% due 06/15/2025	100	108
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~	2,400	2,417
1.589% due 05/24/2027 •	2,300	2,340
3.803% due 03/11/2025 •	1,100	1,202
3.950% due 05/18/2024 •	400	432
4.583% due 06/19/2029 •	700	828
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	992
Intercontinental Exchange, Inc.
1.850% due 09/15/2032	3,000	3,032
2.650% due 09/15/2040	4,600	4,735
3.000% due 09/15/2060	3,950	4,148
Intesa Sanpaolo SpA 3.375% due 01/12/2023	3,600	3,772
Johns Hopkins University 2.813% due 01/01/2060	1,000	1,058
JPMorgan Chase & Co.
3.509% due 01/23/2029 •	2,900	3,310
3.540% due 05/01/2028 •	8,500	9,723
Kilroy Realty LP 4.250% due 08/15/2029	8,900	10,329
Kimco Realty Corp. 4.125% due 12/01/2046	5,900	6,595
KKR Group Finance Co. LLC
3.500% due 08/25/2050	4,730	5,264
3.625% due 02/25/2050	4,260	4,755
Lazard Group LLC
4.375% due 03/11/2029	3,600	4,222
4.500% due 09/19/2028	700	831
Legg Mason, Inc. 5.625% due 01/15/2044	2,000	2,874
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(b)	1,200	15
Life Storage LP 3.875% due 12/15/2027	1,400	1,601
Lloyds Banking Group PLC
4.375% due 03/22/2028	2,500	2,976
4.550% due 08/16/2028	200	241
Marsh & McLennan Cos., Inc. 4.200% due 03/01/2048	4,400	5,799

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029	4,660	4,774
Mid-America Apartments LP
2.750% due 03/15/2030	1,000	1,087
3.950% due 03/15/2029	600	704
4.200% due 06/15/2028	900	1,060
Mitsubishi UFJ Financial Group, Inc.
1.075% (US0003M + 0.860%) due 07/26/2023 ~	10,300	10,417
2.193% due 02/25/2025	900	952
2.559% due 02/25/2030	2,200	2,378
3.407% due 03/07/2024	1,000	1,087
Mizuho Financial Group, Inc. 2.201% due 07/10/2031 •	4,300	4,478
Morgan Stanley
1.794% due 02/13/2032 •	2,050	2,063
7.500% due 04/02/2032 þ(h)	3,700	3,187
Nationwide Building Society
3.766% due 03/08/2024 •	200	213
3.960% due 07/18/2030 •	300	350
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	4,000	4,463
Natwest Group PLC
3.875% due 09/12/2023	3,200	3,474
4.269% due 03/22/2025 •	7,600	8,410
4.519% due 06/25/2024 •	400	437
4.892% due 05/18/2029 •	7,300	8,780
New York Life Global Funding 1.200% due 08/07/2030	740	718
New York Life Insurance Co. 6.750% due 11/15/2039	2,500	3,881
Nippon Life Insurance Co. 3.400% due 01/23/2050 •	700	761
Nomura Holdings, Inc. 3.103% due 01/16/2030	1,200	1,313
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,315
4.950% due 04/01/2024	2,000	2,179
OneMain Finance Corp.
6.625% due 01/15/2028	6,900	8,205
6.875% due 03/15/2025	500	582
7.750% due 10/01/2021	1,100	1,159
Pacific Life Insurance Co.
4.300% due 10/24/2067 •	2,500	2,847
9.250% due 06/15/2039	9,300	15,069
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	74	78
Pine Street Trust 5.568% due 02/15/2049	2,660	3,464
Piper Jaffray Cos. 4.740% due 10/15/2021	1,100	1,103
Protective Life Corp. 4.300% due 09/30/2028	5,100	5,967
Regency Centers LP
2.950% due 09/15/2029	600	641
4.650% due 03/15/2049	900	1,086
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	5,500	5,793
4.796% due 11/15/2024 •	5,500	6,121
SBA Tower Trust 1.884% due 07/15/2050	400	413
SL Green Operating Partnership LP 1.201% (US0003M + 0.980%) due 08/16/2021 ~	1,800	1,796
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	400	411
Societe Generale S.A. 7.375% due 10/04/2023 •(f)(g)	4,900	5,289
STORE Capital Corp. 4.500% due 03/15/2028	300	342
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	5,000	5,125
2.130% due 07/08/2030	1,300	1,365
2.142% due 09/23/2030	800	805
Synchrony Financial
4.375% due 03/19/2024	500	551
5.150% due 03/19/2029	900	1,086
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	7,015
4.375% due 09/15/2054 •	4,800	5,115
6.850% due 12/16/2039	582	917
Trust Fibra Uno
4.869% due 01/15/2030	600	684
6.390% due 01/15/2050	1,100	1,291
UBS Group AG 4.125% due 09/24/2025	2,200	2,521
UDR, Inc.
3.000% due 08/15/2031	300	332

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.500% due 07/01/2027	300	335
3.500% due 01/15/2028	200	224
UniCredit SpA
2.569% due 09/22/2026 •	1,500	1,532
7.830% due 12/04/2023	7,450	8,845
VEREIT Operating Partnership LP
3.100% due 12/15/2029	800	864
3.950% due 08/15/2027	400	454
4.875% due 06/01/2026	300	352
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,317
WEA Finance LLC 4.750% due 09/17/2044	500	542
Wells Fargo & Co.
2.164% due 02/11/2026 •	1,200	1,262
2.572% due 02/11/2031 •	5,400	5,719
3.196% due 06/17/2027 •	7,800	8,652
Welltower, Inc. 5.125% due 03/15/2043	12,400	15,192
Weyerhaeuser Co.
4.000% due 11/15/2029	1,426	1,685
4.000% due 04/15/2030	300	355
7.375% due 03/15/2032	8,600	12,906
WP Carey, Inc. 2.400% due 02/01/2031	1,000	1,040
		696,200
INDUSTRIALS 30.4%
AbbVie, Inc. 2.600% due 11/21/2024	10,400	11,155
Activision Blizzard, Inc. 2.500% due 09/15/2050	6,200	6,060
Adani Transmission Ltd. 4.250% due 05/21/2036	1,351	1,435
Adventist Health System 2.952% due 03/01/2029	2,900	3,148
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,982
3.750% due 12/01/2047	1,000	1,220
Air Canada Pass-Through Trust
3.300% due 07/15/2031	718	706
3.750% due 06/15/2029	313	311
Aker BP ASA
2.875% due 01/15/2026	1,200	1,226
3.000% due 01/15/2025	900	946
3.750% due 01/15/2030	200	211
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029	2,300	2,541
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024	900	962
3.550% due 10/01/2027	400	438
Alphabet, Inc.
2.050% due 08/15/2050	2,000	1,911
2.250% due 08/15/2060	960	930
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,109	4,038
3.250% due 04/15/2030	2,793	2,542
3.700% due 04/01/2028	1,693	1,597
4.000% due 01/15/2027	272	232
Amgen, Inc.
4.400% due 05/01/2045	6,500	8,260
4.663% due 06/15/2051	5,479	7,474
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	700	914
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	11,800	15,458
5.450% due 01/23/2039	3,800	5,137
Anthem, Inc. 3.650% due 12/01/2027	4,000	4,614
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	650
4.500% due 06/20/2029	2,900	3,402
Apple, Inc.
2.950% due 09/11/2049	7,400	8,261
4.375% due 05/13/2045	800	1,096
Arrow Electronics, Inc. 3.250% due 09/08/2024	900	974
Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,278
4.250% due 11/01/2029	800	878
AstraZeneca PLC 1.375% due 08/06/2030	3,000	2,972
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	501

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Bacardi Ltd.
2.750% due 07/15/2026	500	530
4.700% due 05/15/2028	4,800	5,699
Baidu, Inc. 4.875% due 11/14/2028	1,100	1,324
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	3,300	3,698
BAT Capital Corp. 4.390% due 08/15/2037	9,990	11,184
Baxter International, Inc. 1.730% due 04/01/2031	1,400	1,412
Bayer U.S. Finance LLC
3.875% due 12/15/2023	2,000	2,181
4.250% due 12/15/2025	2,200	2,518
4.375% due 12/15/2028	1,600	1,882
Black Knight InfoServ LLC 3.625% due 09/01/2028	2,000	2,050
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,800	2,926
Boeing Co.
3.250% due 02/01/2028	6,600	7,079
3.625% due 02/01/2031	2,500	2,743
Bon Secours Mercy Health, Inc.
2.095% due 06/01/2031	2,000	2,063
3.205% due 06/01/2050	280	300
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	1,070	1,104
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	20,193
BP Capital Markets America, Inc.
3.000% due 02/24/2050	3,060	3,136
4.234% due 11/06/2028	1,800	2,152
Braskem Netherlands Finance BV 4.500% due 01/10/2028	500	527
Bristol-Myers Squibb Co. 4.350% due 11/15/2047	10,800	14,519
British Airways Pass-Through Trust
3.300% due 06/15/2034	197	198
3.350% due 12/15/2030	95	90
4.250% due 05/15/2034	600	644
Broadcom, Inc.
4.300% due 11/15/2032	1,770	2,102
4.750% due 04/15/2029	1,900	2,273
5.000% due 04/15/2030	1,900	2,311
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	2,015
Caesars Entertainment, Inc. 6.250% due 07/01/2025	1,950	2,079
Cameron LNG LLC
2.902% due 07/15/2031	900	986
3.402% due 01/15/2038	2,000	2,184
3.701% due 01/15/2039	1,400	1,581
Canadian Natural Resources Ltd. 5.850% due 02/01/2035	2,090	2,635
CCO Holdings LLC 4.250% due 02/01/2031	620	654
Centene Corp. 4.250% due 12/15/2027	400	425
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~	4,000	4,104
2.300% due 02/01/2032	850	851
4.200% due 03/15/2028	2,200	2,539
4.800% due 03/01/2050	3,400	4,064
5.125% due 07/01/2049	10,800	13,182
5.375% due 04/01/2038	600	750
5.375% due 05/01/2047	2,200	2,746
5.750% due 04/01/2048	1,100	1,440
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	600	669
7.000% due 06/30/2024	2,000	2,337
Children's Hospital 2.928% due 07/15/2050	3,900	3,915
CHRISTUS Health 4.341% due 07/01/2028	6,400	7,611
City of Hope 4.378% due 08/15/2048	1,010	1,227
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,679
Comcast Corp.
3.969% due 11/01/2047	728	912
3.999% due 11/01/2049	7,430	9,370
4.400% due 08/15/2035	4,300	5,504
Conagra Brands, Inc. 5.300% due 11/01/2038	11,900	15,929
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	8,495

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Corning, Inc. 5.450% due 11/15/2079	2,400	3,295
CoStar Group, Inc. 2.800% due 07/15/2030	1,700	1,768
Cox Communications, Inc. 4.600% due 08/15/2047	2,760	3,569
CRH America Finance, Inc.
3.400% due 05/09/2027	400	446
4.400% due 05/09/2047	200	246
CRH America, Inc. 3.875% due 05/18/2025	2,600	2,932
Crown Castle Towers LLC
3.720% due 07/15/2043	600	630
4.241% due 07/15/2048	3,300	3,816
CSX Corp. 6.150% due 05/01/2037	800	1,197
CVS Pass-Through Trust
6.036% due 12/10/2028	85	99
7.507% due 01/10/2032	14,736	18,117
DAE Funding LLC
5.000% due 08/01/2024	1,000	1,027
5.250% due 11/15/2021	1,700	1,738
5.750% due 11/15/2023	1,600	1,646
Danone S.A. 2.947% due 11/02/2026	3,600	3,959
Dell International LLC
4.900% due 10/01/2026	1,200	1,418
5.300% due 10/01/2029	7,500	9,192
8.350% due 07/15/2046	2,400	3,631
Diamondback Energy, Inc. 2.875% due 12/01/2024	3,200	3,366
Discovery Communications LLC
4.000% due 09/15/2055	2,798	3,132
5.200% due 09/20/2047	2,400	3,127
Energy Transfer Operating LP
5.300% due 04/15/2047	9,200	10,275
6.050% due 06/01/2041	3,200	3,750
6.625% due 10/15/2036	5,200	6,324
7.500% due 07/01/2038	4,135	5,503
Eni SpA 4.750% due 09/12/2028	800	979
Entergy Louisiana LLC
0.620% due 11/17/2023	3,700	3,713
1.600% due 12/15/2030	600	607
2.900% due 03/15/2051	2,100	2,242
Enterprise Products Operating LLC
4.200% due 01/31/2050	1,300	1,530
4.450% due 02/15/2043	1,000	1,212
4.850% due 08/15/2042	642	800
4.850% due 03/15/2044	1,850	2,299
5.750% due 03/01/2035	600	759
5.950% due 02/01/2041	3,200	4,406
6.125% due 10/15/2039	1,000	1,392
6.450% due 09/01/2040	200	287
6.875% due 03/01/2033	10,000	14,012
Equinor ASA 3.250% due 11/18/2049	1,500	1,667
Expedia Group, Inc.
3.800% due 02/15/2028	3,500	3,762
6.250% due 05/01/2025	200	232
7.000% due 05/01/2025	500	551
Fair Isaac Corp. 5.250% due 05/15/2026	200	228
FedEx Corp. 4.950% due 10/17/2048	6,600	9,026
Fiserv, Inc. 3.500% due 07/01/2029	1,300	1,486
Ford Foundation 2.815% due 06/01/2070	4,980	5,354
Fox Corp. 5.476% due 01/25/2039	200	274
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~	5,300	5,313
General Electric Co. 5.550% due 01/05/2026	2,600	3,154
General Mills, Inc. 6.410% due 10/15/2022	3,600	3,973
Georgetown University 2.943% due 04/01/2050	2,900	2,931
Hackensack Meridian Health, Inc.
2.675% due 09/01/2041	4,000	4,048
2.875% due 09/01/2050	1,120	1,157
4.500% due 07/01/2057	1,340	1,814
Halliburton Co. 7.450% due 09/15/2039	1,100	1,583

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

HCA, Inc.
5.125% due 06/15/2039	2,900	3,713
5.250% due 06/15/2049	570	753
Heineken NV 3.500% due 01/29/2028	12,100	13,781
Home Depot, Inc. 4.500% due 12/06/2048	9,000	12,646
Humana, Inc. 3.950% due 08/15/2049	600	734
Huntsman International LLC 4.500% due 05/01/2029	3,896	4,495
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~	5,970	6,038
IHS Markit Ltd.
4.250% due 05/01/2029	650	791
4.750% due 08/01/2028	2,100	2,590
Imperial Brands Finance PLC
3.125% due 07/26/2024	400	429
3.500% due 02/11/2023	200	210
3.500% due 07/26/2026	2,000	2,216
3.875% due 07/26/2029	2,300	2,579
JetBlue Pass-Through Trust 4.000% due 05/15/2034	2,290	2,482
Johnson & Johnson 2.250% due 09/01/2050	1,900	1,911
Kansas City Southern
3.125% due 06/01/2026	1,800	1,975
4.200% due 11/15/2069	1,900	2,243
4.700% due 05/01/2048	4,300	5,423
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	400	520
7.300% due 08/15/2033	900	1,266
KLA Corp. 3.300% due 03/01/2050	3,000	3,395
Kraft Heinz Foods Co.
6.500% due 02/09/2040	780	1,056
6.875% due 01/26/2039	600	832
7.125% due 08/01/2039	4,250	6,096
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,989
3.500% due 08/18/2026	600	642
3.900% due 08/08/2029	1,300	1,398
Leidos, Inc. 2.300% due 02/15/2031	700	714
Level 3 Financing, Inc.
3.400% due 03/01/2027	2,100	2,291
3.875% due 11/15/2029	1,000	1,113
Marathon Oil Corp. 6.600% due 10/01/2037	700	865
Marriott International, Inc.
3.500% due 10/15/2032	5,600	6,138
4.000% due 04/15/2028	2,100	2,325
Marvell Technology Group Ltd.
4.200% due 06/22/2023	7,000	7,578
4.875% due 06/22/2028	500	591
Masco Corp. 3.500% due 11/15/2027	700	795
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	4,180
McDonald's Corp.
0.652% (US0003M + 0.430%) due 10/28/2021 ~	3,000	3,008
3.625% due 09/01/2049	960	1,129
3.800% due 04/01/2028	3,600	4,212
4.450% due 03/01/2047	1,000	1,299
4.450% due 09/01/2048	5,300	6,938
Memorial Health Services 3.447% due 11/01/2049	1,900	2,036
MGM China Holdings Ltd.
5.375% due 05/15/2024	1,000	1,035
5.875% due 05/15/2026	1,100	1,165
Moody's Corp. 5.250% due 07/15/2044	8,000	11,078
MPLX LP
2.650% due 08/15/2030	2,600	2,728
4.700% due 04/15/2048	1,500	1,782
4.800% due 02/15/2029	2,600	3,143
5.500% due 02/15/2049	1,060	1,396
New York and Presbyterian Hospital
2.256% due 08/01/2040	3,000	2,939
4.063% due 08/01/2056	900	1,180
4.763% due 08/01/2116	3,500	4,503
Nissan Motor Co. Ltd.
3.522% due 09/17/2025	1,700	1,824
4.345% due 09/17/2027	700	774
Norfolk Southern Corp. 3.155% due 05/15/2055	10,875	11,897

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	7,426
Northwell Healthcare, Inc. 4.260% due 11/01/2047	3,600	4,327
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	5,004	4,635
NXP BV
4.300% due 06/18/2029	800	955
5.350% due 03/01/2026	1,600	1,930
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050	3,390	3,283
ONEOK Partners LP
4.900% due 03/15/2025	1,200	1,365
6.125% due 02/01/2041	1,700	2,045
Oracle Corp.
3.600% due 04/01/2050	1,100	1,285
3.800% due 11/15/2037	2,800	3,382
3.850% due 04/01/2060	7,000	8,609
4.000% due 11/15/2047	1,100	1,359
4.500% due 07/08/2044	900	1,175
Owens Corning 4.300% due 07/15/2047	800	963
PeaceHealth Obligated Group
1.375% due 11/15/2025	1,700	1,736
3.218% due 11/15/2050	1,260	1,370
4.787% due 11/15/2048	2,730	3,679
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	11,360	12,027
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	3,500	3,751
3.350% due 11/01/2029	700	763
Pernod Ricard International Finance LLC
1.250% due 04/01/2028	1,600	1,587
1.625% due 04/01/2031	2,000	1,970
2.750% due 10/01/2050	500	497
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	2,800	3,134
Pertamina Persero PT
4.150% due 02/25/2060	2,400	2,561
4.175% due 01/21/2050	1,200	1,301
6.500% due 11/07/2048	1,700	2,397
QVC, Inc. 5.950% due 03/15/2043	3,300	3,482
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	850	996
Raytheon Technologies Corp. 4.450% due 11/16/2038	1,900	2,396
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,900	4,015
6.875% due 04/15/2040	4,700	5,139
Royalty Pharma PLC
1.750% due 09/02/2027	1,700	1,751
2.200% due 09/02/2030	1,840	1,892
S&P Global, Inc. 2.950% due 01/22/2027	200	221
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,755
5.000% due 03/15/2027	2,700	3,185
5.625% due 04/15/2023	700	769
5.750% due 05/15/2024	1,100	1,258
5.875% due 06/30/2026	5,900	7,137
6.250% due 03/15/2022	800	842
Sands China Ltd.
4.600% due 08/08/2023	800	852
5.125% due 08/08/2025	3,900	4,384
5.400% due 08/08/2028	500	587
Sasol Financing USA LLC 5.875% due 03/27/2024	1,400	1,491
Saudi Arabian Oil Co.
1.250% due 11/24/2023	1,200	1,216
3.250% due 11/24/2050	2,500	2,535
3.500% due 11/24/2070	4,600	4,657
Southern Co.
3.250% due 07/01/2026	500	561
4.250% due 07/01/2036	5,400	6,631
Southwest Airlines Co. 5.125% due 06/15/2027	400	476
Spirit AeroSystems, Inc.
1.017% (US0003M + 0.800%) due 06/15/2021 ~	2,200	2,172
3.850% due 06/15/2026	1,300	1,371
4.600% due 06/15/2028	5,300	5,250
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	434	395
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	600	607
4.738% due 09/20/2029	2,700	2,933

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

5.152% due 09/20/2029	4,800	5,568
Suntory Holdings Ltd. 2.550% due 06/28/2022	1,300	1,336
Syngenta Finance NV 5.182% due 04/24/2028	4,300	4,614
T-Mobile USA, Inc.
2.050% due 02/15/2028	1,900	1,979
2.550% due 02/15/2031	1,600	1,682
3.300% due 02/15/2051	1,900	1,958
3.875% due 04/15/2030	100	116
4.500% due 04/15/2050	3,700	4,570
Takeda Pharmaceutical Co. Ltd.
3.025% due 07/09/2040	2,000	2,112
3.175% due 07/09/2050	1,600	1,705
Teck Resources Ltd. 3.900% due 07/15/2030	3,180	3,545
Telefonica Emisiones S.A.
5.213% due 03/08/2047	5,000	6,456
7.045% due 06/20/2036	7,100	10,602
Tencent Holdings Ltd.
3.595% due 01/19/2028	4,000	4,415
3.975% due 04/11/2029	800	912
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,919
7.000% due 10/15/2028	3,000	3,923
7.625% due 04/01/2037	4,720	6,687
8.375% due 06/15/2032	3,600	5,196
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	4,522
Texas Health Resources 2.328% due 11/15/2050	1,400	1,321
Textron, Inc. 2.450% due 03/15/2031	2,980	3,073
Time Warner Cable LLC
5.875% due 11/15/2040	500	669
6.750% due 06/15/2039	1,300	1,852
7.300% due 07/01/2038	1,225	1,817
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,443	4,855
Total Capital International S.A.
2.986% due 06/29/2041	8,000	8,757
3.386% due 06/29/2060	2,600	2,958
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028	1,200	1,386
4.600% due 03/15/2048	2,000	2,432
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026	300	342
Trimble, Inc. 4.900% due 06/15/2028	4,700	5,627
Tyson Foods, Inc. 5.100% due 09/28/2048	1,700	2,447
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,658	3,396
4.625% due 12/03/2026	3,217	2,879
5.900% due 04/01/2026	2,074	2,078
Union Pacific Corp.
3.375% due 02/01/2035	1,200	1,406
3.750% due 02/05/2070	1,700	2,062
United Airlines Pass-Through Trust
2.700% due 11/01/2033	591	573
2.875% due 04/07/2030	589	594
3.100% due 04/07/2030	505	477
3.450% due 01/07/2030	337	334
4.000% due 10/11/2027	1,393	1,413
4.300% due 02/15/2027	10,191	10,322
4.550% due 08/25/2031	2,253	2,214
5.875% due 04/15/2029	6,800	7,366
UnitedHealth Group, Inc. 4.750% due 07/15/2045	5,700	8,040
University of Notre Dame du Lac 3.394% due 02/15/2048	7,000	8,700
University of Southern California 3.841% due 10/01/2047	2,800	3,551
Vale Overseas Ltd. 3.750% due 07/08/2030	1,200	1,336
Valero Energy Corp.
4.000% due 04/01/2029	1,000	1,125
4.350% due 06/01/2028	600	683
Valley Children's Hospital 4.399% due 03/15/2048	2,000	2,343
VMware, Inc. 4.650% due 05/15/2027	2,100	2,460
Walt Disney Co.
3.375% due 11/15/2026	1,400	1,583
3.600% due 01/13/2051	7,700	9,347
3.800% due 05/13/2060	4,400	5,591

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

4.750% due 11/15/2046	700	952
5.400% due 10/01/2043	3,600	5,267
6.200% due 12/15/2034	2,000	3,033
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	6,700	7,956
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	7,622
3.700% due 03/15/2028	2,500	2,666
WRKCo, Inc.
4.000% due 03/15/2028	2,700	3,133
4.650% due 03/15/2026	2,800	3,296
Wyndham Destinations, Inc. 4.625% due 03/01/2030	700	741
Wynn Macau Ltd. 5.125% due 12/15/2029	800	818
Yale University
1.482% due 04/15/2030	1,100	1,130
2.402% due 04/15/2050	2,000	2,077
Yara International ASA 4.750% due 06/01/2028	4,600	5,459
Zimmer Biomet Holdings, Inc. 3.700% due 03/19/2023	600	640
Zoetis, Inc. 3.900% due 08/20/2028	4,300	5,070
		1,049,588
UTILITIES 11.5%
AEP Texas, Inc.
2.100% due 07/01/2030	900	942
3.950% due 06/01/2028	2,500	2,927
4.150% due 05/01/2049	1,100	1,364
6.650% due 02/15/2033	1,800	2,509
Alabama Power Co.
1.450% due 09/15/2030	1,000	1,007
4.300% due 07/15/2048	2,000	2,677
Alliant Energy Finance LLC 1.400% due 03/15/2026	1,000	1,005
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	245
American Water Capital Corp.
3.750% due 09/01/2047	3,400	4,172
4.150% due 06/01/2049	5,000	6,603
AT&T, Inc.
3.100% due 02/01/2043	5,000	5,073
3.300% due 02/01/2052	1,960	1,943
3.500% due 09/15/2053	3,634	3,634
3.550% due 09/15/2055	493	491
3.650% due 09/15/2059	6,484	6,516
3.800% due 12/01/2057	266	277
4.350% due 03/01/2029	900	1,073
4.500% due 05/15/2035	4,980	6,045
Bell Canada 4.300% due 07/29/2049	3,900	5,117
BG Energy Capital PLC 5.125% due 10/15/2041	6,100	8,035
British Telecommunications PLC 9.625% due 12/15/2030	730	1,211
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	7,100	7,867
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	4,038
Consolidated Edison Co. of New York, Inc. 4.500% due 05/15/2058	2,500	3,305
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	2,417
4.000% due 09/30/2042	400	495
Duke Energy Corp. 3.400% due 06/15/2029	800	909
Duke Energy Florida LLC
3.800% due 07/15/2028	3,100	3,642
3.850% due 11/15/2042	4,600	5,511
6.350% due 09/15/2037	200	306
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	141
Duke Energy Progress LLC
2.500% due 08/15/2050	3,970	4,002
6.300% due 04/01/2038	800	1,229
East Ohio Gas Co.
2.000% due 06/15/2030	800	830
3.000% due 06/15/2050	1,550	1,690
Edison International
3.125% due 11/15/2022	2,000	2,078
5.750% due 06/15/2027	700	839
Electricite de France S.A. 5.000% due 09/21/2048	300	397

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Enel Finance International NV
2.875% due 05/25/2022	2,100	2,167
3.625% due 05/25/2027	1,100	1,250
Entergy Texas, Inc. 1.750% due 03/15/2031	3,200	3,213
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,364
3.950% due 03/01/2048	1,300	1,698
4.050% due 10/01/2044	1,805	2,320
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	7,100	7,355
Georgia Power Co. 3.700% due 01/30/2050	900	1,085
Indiana Michigan Power Co. 6.050% due 03/15/2037	800	1,144
Jersey Central Power & Light Co. 4.300% due 01/15/2026	800	896
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	2,991
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022	1,000	1,018
Monongahela Power Co. 3.550% due 05/15/2027	1,100	1,191
National Grid USA 5.803% due 04/01/2035	120	160
New England Power Co. 3.800% due 12/05/2047	2,300	2,720
New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	481
3.250% due 12/01/2026	8,900	9,975
3.300% due 09/15/2049	2,500	2,704
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	4,300	4,420
5.650% due 05/01/2079 •	2,600	3,065
Niagara Mohawk Power Corp.
1.960% due 06/27/2030	1,770	1,826
4.119% due 11/28/2042	3,500	4,306
NiSource, Inc. 0.950% due 08/15/2025	3,150	3,170
Northern States Power Co. 3.600% due 09/15/2047	6,300	7,777
NRG Energy, Inc.
2.000% due 12/02/2025	4,300	4,459
2.450% due 12/02/2027	1,000	1,053
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,713
5.050% due 10/01/2048	7,000	8,904
Ohio Power Co. 5.850% due 10/01/2035	100	144
ONEOK, Inc.
4.550% due 07/15/2028	1,500	1,718
5.200% due 07/15/2048	12,400	14,474
6.000% due 06/15/2035	100	123
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	2,105
3.150% due 01/01/2026	2,000	2,133
3.450% due 07/01/2025	1,000	1,084
3.500% due 08/01/2050	7,200	7,172
3.750% due 08/15/2042	2,790	2,812
3.950% due 12/01/2047	1,000	1,037
4.300% due 03/15/2045	500	534
4.500% due 07/01/2040	6,100	6,818
4.550% due 07/01/2030	890	1,015
4.600% due 06/15/2043	900	989
4.750% due 02/15/2044	100	113
4.950% due 07/01/2050	2,000	2,385
PacifiCorp
4.125% due 01/15/2049	10,100	12,987
5.750% due 04/01/2037	60	85
6.000% due 01/15/2039	2,040	3,036
6.100% due 08/01/2036	60	87
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	3,618
Petrobras Global Finance BV 5.093% due 01/15/2030	6,188	6,923
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	1,900	2,183
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	5,217
PT Perusahaan Listrik Negara
4.375% due 02/05/2050	3,800	4,114
4.875% due 07/17/2049	400	456
6.250% due 01/25/2049	2,600	3,484
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	6,972

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

San Diego Gas & Electric Co.
4.100% due 06/15/2049	4,600	5,747
4.150% due 05/15/2048	9,400	11,842
SES S.A.
3.600% due 04/04/2023	4,600	4,869
5.300% due 04/04/2043	3,800	3,994
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	5,474
Sinopec Group Overseas Development Ltd. 4.125% due 09/12/2025	9,900	11,088
Southern California Edison Co.
3.400% due 06/01/2023	300	319
3.650% due 03/01/2028	200	225
3.650% due 02/01/2050	1,100	1,251
3.900% due 12/01/2041	500	539
3.900% due 03/15/2043	3,600	4,085
4.650% due 10/01/2043	1,800	2,234
6.000% due 01/15/2034	3,600	5,014
6.650% due 04/01/2029	900	1,134
Southern California Gas Co.
3.950% due 02/15/2050	1,600	2,004
4.125% due 06/01/2048	5,300	6,757
Southwestern Electric Power Co. 6.200% due 03/15/2040	2,200	3,229
SP Group Treasury Pte Ltd. 3.375% due 02/27/2029	5,100	5,831
Systems Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,203
Verizon Communications, Inc. 4.522% due 09/15/2048	19,591	25,549
Vodafone Group PLC
4.250% due 09/17/2050	400	496
4.875% due 06/19/2049	5,600	7,487
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,924
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	4,490
		397,590
Total Corporate Bonds & Notes (Cost $1,860,908)		2,143,378
MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 0.9%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	5,300	5,305
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	6,800	10,191
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	5,770	6,019
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,376
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	1,400	2,364
Tulare County, California Revenue Bonds, Series 2018 4.109% due 06/01/2029	2,700	3,122
Tulare County, California Revenue Notes, Series 2018 4.009% due 06/01/2028	1,000	1,165
		29,542
COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009 6.650% due 09/15/2045	1,000	1,686
FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018
3.712% due 10/01/2027	3,000	3,409
3.762% due 10/01/2028	500	572
		3,981
GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	5,240	7,980
ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	10,900	15,193
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	500	724
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	116

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	4,476
3.007% due 01/01/2033	5,030	5,081
		25,590
KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	3,540
MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.052% due 07/01/2040	5,000	5,191
3.197% due 07/01/2050	1,300	1,350
		6,541
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010 6.413% due 01/01/2040	3,100	4,723
NEW JERSEY 0.1%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,612
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	1,228
NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009 7.336% due 11/15/2039	500	803
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.480% due 08/01/2026	4,245	4,828
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	4,545	4,933
New York State Urban Development Corp. Revenue Notes, Series 2020 1.777% due 03/15/2028	7,700	7,924
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	7,500	9,998
		28,486
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	1,301
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	7,196
		8,497
PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016 4.014% due 06/01/2033	600	706
TEXAS 0.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	7,610
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	1,300	1,348
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	7,150	7,175
		16,133
WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2020 2.196% due 05/01/2027	1,000	1,074
Total Municipal Bonds & Notes (Cost $117,772)		141,319
U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (c)(j)	43,912	38,820
0.191% due 07/25/2037 •	9	8
0.255% due 03/25/2036 •	2	2
0.375% due 08/25/2025 (j)(l)	64,100	64,101
0.548% due 09/25/2032 •	4	3
0.750% due 10/08/2027 (l)(n)	12,460	12,517
0.798% due 08/25/2040 •	545	553
1.944% due 06/01/2043 •	72	73
2.050% due 06/01/2035 •	476	478

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.089% due 06/01/2035 •	523	526
2.189% due 09/01/2035 •	11	11
2.280% due 11/01/2035 •	2	2
2.289% due 04/01/2035 •	270	272
2.290% due 10/01/2035 •	103	104
2.358% due 01/25/2031 ~(a)	16,404	2,427
2.436% due 12/01/2034 •	212	219
2.639% due 08/01/2035 •	28	29
2.742% due 05/25/2035 ~	254	259
2.830% due 12/01/2033 •	20	20
2.880% due 11/01/2034 •	374	395
3.000% due 12/25/2046	1,304	1,316
3.250% due 11/01/2042	2,641	2,953
3.790% due 01/01/2029	4,200	4,789
3.990% due 01/01/2029	2,249	2,663
5.000% due 08/25/2033	38	43
5.500% due 04/25/2033 - 09/25/2035	5,203	6,464
5.900% due 07/25/2042	7	8
6.000% due 07/25/2031 - 03/25/2036	917	1,255
6.080% due 09/01/2028	1,800	2,518
Federal Farm Credit Bank
5.125% due 07/09/2029	500	671
5.750% due 12/07/2028	20	27
Freddie Mac
0.000% due 03/15/2031 (c)(j)	11,600	10,098
0.559% due 01/15/2033 •	2	2
0.659% due 09/15/2030 •	1	1
1.809% due 10/25/2044 •	21	22
1.944% due 02/25/2045 •	66	66
2.199% due 10/01/2035 •	19	20
2.623% due 06/01/2035 •	9	9
3.535% due 04/01/2035 •	38	38
5.000% due 03/01/2038 - 12/01/2038	531	603
5.500% due 02/15/2024	36	38
6.000% due 06/15/2035 - 10/01/2037	502	669
6.500% due 10/25/2043	55	65
Ginnie Mae
2.875% due 05/20/2030 •	35	37
3.250% due 02/20/2049	2,335	2,800
Ginnie Mae, TBA 4.000% due 02/01/2051	100	107
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030	108,567	96,557
Resolution Funding Corp. STRIPS 0.000% due 10/15/2027 - 07/15/2029 (a)(c)	25,131	23,345
Small Business Administration
5.290% due 12/01/2027	159	171
5.510% due 11/01/2027	40	44
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 02/01/2049	124	132
5.500% due 04/01/2031	3,991	4,454
5.500% due 04/01/2049	127	142
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	15,200	15,735
3.000% due 01/01/2051 - 02/01/2051	10,900	11,430
4.000% due 01/01/2051	16,800	17,942
Total U.S. Government Agencies (Cost $286,308)		328,053
U.S. TREASURY OBLIGATIONS 85.8%
U.S. Treasury Bonds
1.125% due 05/15/2040 (j)	313,630	297,458
1.125% due 08/15/2040 (j)	527,990	499,198
1.250% due 05/15/2050 (j)	7,610	6,890
1.375% due 11/15/2040 (j)	281,540	277,955
1.625% due 11/15/2050 (j)	80,080	79,623
2.000% due 02/15/2050 (j)	932,020	1,010,404
2.250% due 08/15/2049 (j)	17,276	19,735
2.375% due 11/15/2049 (j)	875	1,026
2.500% due 02/15/2045 (j)	1,110	1,322
2.750% due 11/15/2042 (j)	1,000	1,237
2.875% due 08/15/2045 (j)	2,345	2,979
2.875% due 05/15/2049 (j)(n)	405	522
3.000% due 08/15/2048 (j)	7,990	10,493
3.125% due 02/15/2043 (j)	1,910	2,502
3.750% due 11/15/2043 (j)	6,137	8,820
4.250% due 11/15/2040 (j)	2,400	3,601
4.375% due 05/15/2040 (j)	830	1,258
4.500% due 08/15/2039 (j)	2,000	3,057
4.750% due 02/15/2037 (j)	3,200	4,874
4.750% due 02/15/2041 (j)	2,480	3,957
6.250% due 05/15/2030 (j)(n)	40	60
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (j)(l)	8,137	8,308
0.125% due 07/15/2030 (j)	619	695
0.250% due 07/15/2029 (l)	774	876

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.375% due 01/15/2027 (j)(l)	10,547	11,774
0.375% due 07/15/2027 (l)	4,747	5,343
0.500% due 01/15/2028 (j)(l)	19,972	22,654
0.750% due 07/15/2028 (j)(l)	41,170	47,901
0.875% due 01/15/2029 (j)	10,807	12,706
1.000% due 02/15/2048 (j)	3,791	5,283
1.750% due 01/15/2028 (j)(l)	9,545	11,712
2.500% due 01/15/2029 (j)	27,105	35,620
U.S. Treasury Notes
0.375% due 04/30/2025 (l)	5,400	5,419
0.625% due 05/15/2030 (j)	100,000	97,719
1.500% due 02/15/2030 (j)	234,720	248,207
1.625% due 02/15/2026 (j)	5,100	5,425
1.625% due 09/30/2026 (j)	500	533
1.625% due 11/30/2026 (j)(n)	2,540	2,709
1.875% due 06/30/2026 (j)(l)(n)	7,000	7,553
2.000% due 11/15/2026 (j)(l)	8,800	9,578
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(j)(l)	71,900	60,313
0.000% due 08/15/2034 (a)(j)	32,970	27,451
0.000% due 05/15/2035 (a)(j)(l)	32,500	26,710
0.000% due 11/15/2036 (a)(j)	37,600	29,941
0.000% due 08/15/2037 (a)(j)(l)	8,900	6,977
0.000% due 08/15/2040 (c)(l)	5,930	4,489
0.000% due 05/15/2044 (c)(j)(l)	15,400	10,616
0.000% due 08/15/2044 (c)(j)	18,300	12,544
0.000% due 11/15/2044 (c)(j)	11,350	7,729
Total U.S. Treasury Obligations (Cost $2,978,091)		2,963,756
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust 3.305% due 10/25/2035 ~	1,119	1,037
American Home Mortgage Assets Trust
0.268% due 10/25/2046 •	120	109
1.529% due 11/25/2046 •	1,699	732
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •	4	4
BAMLL Commercial Mortgage Securities Trust
1.209% due 04/15/2036 •	7,000	6,833
1.359% due 03/15/2034 •	2,400	2,373
Banc of America Funding Trust
2.826% due 02/20/2036 ~	270	265
3.500% due 01/20/2047 ^~	27	25
3.506% due 05/25/2035 ~	7	7
Banc of America Mortgage Trust 3.136% due 08/25/2035 ^~	657	648
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,821
4.957% due 08/10/2035 ~	8,700	9,625
Bear Stearns Adjustable Rate Mortgage Trust
2.410% due 10/25/2035 •	40	40
2.781% due 11/25/2030 ~	39	38
3.022% due 02/25/2034 ~	5	5
3.037% due 11/25/2034 ~	20	20
3.800% due 05/25/2047 ^~	803	785
4.000% due 05/25/2034 ~	1	1
Bear Stearns ALT-A Trust
0.468% due 08/25/2036 ^•	3,606	3,269
3.108% due 11/25/2036 ^~	1,607	1,081
3.152% due 09/25/2035 ^~	3,038	2,397
3.270% due 11/25/2036 ~	156	120
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	7,904
Chase Mortgage Finance Trust
3.647% due 03/25/2037 ^~	266	262
5.500% due 11/25/2035	2,507	2,400
ChaseFlex Trust 0.428% due 05/25/2037 •	5,586	5,271
Citigroup Mortgage Loan Trust
0.218% due 01/25/2037 •	37	32
0.948% due 08/25/2035 ^•	179	165
2.530% due 10/25/2035 •	23	23
3.258% due 04/25/2066 ~	1,094	1,119
Citigroup Mortgage Loan Trust, Inc.
2.220% due 09/25/2035 •	67	68
2.290% due 09/25/2035 •	34	34
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,699
3.815% due 04/10/2033 ~	7,300	7,772
Countrywide Alternative Loan Trust
0.347% due 12/20/2046 ^•	695	590
0.428% due 02/25/2037 •	70	63
0.472% due 12/20/2035 •	709	664
0.528% due 09/25/2046 ^•	815	776
0.568% due 05/25/2036 •	4,540	4,061

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.572% due 03/20/2046 •	169	142
5.500% due 09/25/2035 ^	1,721	1,637
5.500% due 10/25/2035	3,716	2,996
5.500% due 11/25/2035	642	525
5.500% due 03/25/2036 ^	79	52
6.250% due 08/25/2037 ^	137	107
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •	70	62
0.788% due 03/25/2035 •	186	167
2.109% due 02/20/2036 ^•	133	131
2.195% due 02/20/2036 ^•	50	44
2.743% due 11/20/2034 ~	11	12
2.749% due 11/25/2034 ~	62	62
2.806% due 02/20/2035 ~	8	8
2.918% due 04/20/2035 ~	4	4
3.059% due 08/25/2034 ^~	17	18
3.090% due 08/25/2034 ^~	11	11
3.105% due 11/25/2037 ~	544	529
5.250% due 05/25/2035	122	104
Countrywide Home Loan Reperforming REMIC Trust 0.568% due 07/25/2036 •	2,840	2,587
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.785% due 07/25/2033 ~	12	12
Credit Suisse Mortgage Capital Certificates 0.320% due 11/27/2036 •	3,941	3,940
Credit Suisse Mortgage Capital Trust
3.023% due 08/25/2060	1,568	1,575
3.036% due 10/27/2059 ~	2,833	2,865
3.089% due 12/26/2059 ~	763	767
DBUBS Mortgage Trust 1.498% due 07/12/2044 •	100	100
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	3	3
Downey Savings & Loan Association Mortgage Loan Trust 0.412% due 08/19/2045 •	82	79
First Horizon Mortgage Pass-Through Trust
3.143% due 12/25/2034 ~	2	2
3.197% due 08/25/2035 ~	14	12
GCAT LLC 2.981% due 09/25/2025 þ	3,009	3,045
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,880
3.602% due 10/10/2049 ~	5,225	5,294
GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •	513	419
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~	6	6
3.201% due 09/25/2035 ~	29	30
HarborView Mortgage Loan Trust
0.342% due 01/19/2038 •	474	445
0.357% due 12/19/2036 •	3,326	2,992
0.512% due 07/19/2046 ^•	1,646	947
0.630% due 03/19/2036 ^•	12,570	11,944
2.965% due 07/19/2035 ^~	25	25
IndyMac Mortgage Loan Trust
0.548% due 06/25/2046 •	516	457
2.900% due 12/25/2034 ~	13	13
3.362% due 04/25/2037 ^~	189	169
3.372% due 04/25/2037 ~	120	113
JPMorgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,843
JPMorgan Mortgage Trust
1.048% due 11/25/2049 •	2,271	2,277
1.048% due 12/25/2049 •	1,105	1,107
3.059% due 07/25/2035 ~	1,396	1,388
3.116% due 01/25/2037 ^~	28	26
3.344% due 02/25/2035 ~	3	3
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	1,881	1,892
Lehman XS Trust 0.328% due 12/25/2036 •	1,503	1,509
MASTR Adjustable Rate Mortgages Trust
0.358% due 04/25/2046 •	437	397
3.176% due 11/21/2034 ~	64	65
MASTR Alternative Loan Trust 5.500% due 01/25/2025	34	33
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.859% due 11/15/2031 •	29	29
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.599% due 12/15/2030 •	39	38
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •	179	177
2.650% due 05/25/2033 ~	14	14
2.996% due 02/25/2034 ~	7	7
3.349% due 07/25/2034 ~	86	88
3.868% due 05/25/2033 ~	6	6

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049		3,100	3,276
Morgan Stanley Capital Trust 4.276% due 07/11/2040 ~		3,500	3,834
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		6,898	7,261
4.500% due 05/25/2058 ~		3,251	3,529
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~		14,497	4,785
Prime Mortgage Trust 0.548% due 02/25/2034 •		2	2
Residential Accredit Loans, Inc. Trust
0.568% due 04/25/2046 •		200	84
6.000% due 06/25/2036 ^		7,720	7,384
6.000% due 08/25/2036 ^		993	976
Residential Asset Securitization Trust
0.548% due 01/25/2046 ^•		214	57
0.598% due 04/25/2035 ^•		56	34
Structured Adjustable Rate Mortgage Loan Trust
0.468% due 10/25/2035 •		47	46
0.588% due 05/25/2037 •		145	138
2.009% due 01/25/2035 ^•		53	50
2.373% due 12/25/2034 ~		79	81
3.195% due 08/25/2035 ~		19	18
Structured Asset Mortgage Investments Trust
0.568% due 04/25/2036 •		478	443
0.588% due 05/25/2036 •		156	148
0.652% due 07/19/2035 •		27	26
0.708% due 02/25/2036 ^•		394	373
0.768% due 12/25/2035 ^•		5	5
0.812% due 10/19/2034 •		17	17
Structured Asset Securities Corp. 2.387% due 12/25/2033 ~		12	12
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		6,054	4,166
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	17,666	24,254
WaMu Mortgage Pass-Through Certificates Trust
0.518% due 05/25/2034 •		$470	403
0.688% due 12/25/2045 •		44	44
0.728% due 10/25/2045 •		623	612
0.768% due 01/25/2045 •		33	32
1.309% due 02/25/2047 ^•		443	415
1.309% due 03/25/2047 ^•		256	240
1.339% due 01/25/2047 •		2	2
1.369% due 04/25/2047 •		1,031	964
1.609% due 08/25/2046 •		1,185	1,134
2.003% due 08/25/2046 •		7,927	7,585
2.003% due 09/25/2046 •		17	17
2.003% due 10/25/2046 •		4	4
2.003% due 11/25/2046 •		54	51
2.009% due 08/25/2042 •		1	1
2.023% due 05/25/2046 •		35	33
2.722% due 12/25/2036 ^~		245	244
3.299% due 07/25/2037 ^~		26	25
3.573% due 02/25/2037 ^~		283	277
3.768% due 03/25/2034 ~		97	101
Washington Mutual Mortgage Pass-Through Certificates Trust 1.579% due 05/25/2046 ^•		424	359
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	3,684
Total Non-Agency Mortgage-Backed Securities (Cost $198,643)			205,595
ASSET-BACKED SECURITIES 4.0%
Aircraft Certificate Owner Trust 7.001% due 09/20/2022 «		222	220
Asset-Backed Securities Corp. Home Equity Loan Trust 1.993% due 05/25/2035 •		4,818	4,794
Bear Stearns Asset-Backed Securities Trust
3.208% due 07/25/2036 ~		55	55
3.383% due 10/25/2036 ~		20	20
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		500	499
Citigroup Mortgage Loan Trust 0.208% due 07/25/2045 •		9	8
Countrywide Asset-Backed Certificates
0.288% due 06/25/2047 ^•		1,074	1,000
0.388% due 04/25/2037 •		585	520
0.408% due 12/25/2036 ^•		9,378	8,872
1.048% due 02/25/2036 •		940	937
Countrywide Asset-Backed Certificates Trust 2.023% due 07/25/2035 •		100	97
Credit-Based Asset Servicing & Securitization LLC
0.268% due 07/25/2037 •		21	17
1.048% due 07/25/2035 •		479	478

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.821% due 04/25/2037 þ		447	455
Credit-Based Asset Servicing & Securitization Trust 0.218% due 01/25/2037 ^•		29	12
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		2,757	2,754
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		2,861	2,854
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •		1,491	1,475
Encore Credit Receivables Trust 0.808% due 07/25/2035 •		3,829	3,824
First Franklin Mortgage Loan Trust
0.258% due 12/25/2037 •		2,263	2,181
1.198% due 09/25/2033 •		6,545	6,524
First NLC Trust 0.218% due 08/25/2037 •		18	11
Fremont Home Loan Trust 1.213% due 06/25/2035 •		5,100	5,063
Gallatin CLO Ltd. 1.259% due 01/21/2028 •		5,395	5,374
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	4,101	3,085
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •		$1	1
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •		1,300	1,300
GSAMP Trust
0.218% due 12/25/2036 •		6	4
0.288% due 11/25/2036 •		23,115	14,294
0.288% due 12/25/2036 •		1,928	1,215
0.298% due 08/25/2036 •		2,149	2,114
0.348% due 11/25/2036 •		234	148
0.348% due 01/25/2047 •		7,019	4,705
0.418% due 03/25/2047 •		1,208	1,139
0.468% due 04/25/2036 •		275	221
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,308	2,238
JPMorgan Mortgage Acquisition Corp. 0.868% due 12/25/2035 •		400	397
Legacy Mortgage Asset Trust 3.438% due 05/25/2059 þ		948	954
Lehman ABS Mortgage Loan Trust 0.238% due 06/25/2037 •		15	12
Long Beach Mortgage Loan Trust
0.303% due 08/25/2036 •		498	332
0.708% due 10/25/2034 •		5	4
M360 Advisors LLC 4.395% due 07/24/2028		167	167
MASTR Asset-Backed Securities Trust
0.368% due 11/25/2036 •		3,389	2,556
0.973% due 10/25/2034 •		4,115	4,068
MASTR Specialized Loan Trust 0.408% due 02/25/2036 •		3,909	3,779
MESA Trust 0.948% due 12/25/2031 •		17	17
Morgan Stanley ABS Capital, Inc. Trust 0.478% due 02/25/2037 •		5,277	3,410
Nassau Ltd. 2.383% due 07/20/2029 •		4,500	4,518
New Century Home Equity Loan Trust
0.888% due 08/25/2034 •		12	12
1.228% due 01/25/2034 •		198	193
4.712% due 08/25/2035 þ		61	61
NovaStar Mortgage Funding Trust 0.318% due 01/25/2037 •		7,225	3,260
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		1,012	1,022
Option One Mortgage Loan Trust
0.388% due 04/25/2037 •		3,771	2,452
0.883% due 05/25/2035 •		1,000	977
Palmer Square CLO Ltd. 1.071% due 08/15/2026 •		1,549	1,547
Residential Asset Securities Corp. Trust 0.368% due 02/25/2037 •		2,100	1,975
SBA Tower Trust 3.869% due 10/15/2049 þ		3,250	3,484
Securitized Asset-Backed Receivables LLC Trust 0.278% due 05/25/2037 ^•		47	39
SLM Student Loan Trust 1.715% due 04/25/2023 •		3,569	3,570
Soundview Home Loan Trust
0.228% due 06/25/2037 •		11	9
0.258% due 01/25/2037 •		4,571	3,953
0.318% due 07/25/2037 •		442	390
Structured Asset Investment Loan Trust 1.873% due 11/25/2034 •		2,253	2,257

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 0.468% due 10/25/2036 •		5,789	5,514
Towd Point Mortgage Trust 1.148% due 05/25/2058 •		1,553	1,565
Wells Fargo Home Equity Asset-Backed Securities Trust
0.378% due 04/25/2037 •		791	770
0.418% due 07/25/2036 •		2,198	2,185
Zais CLO Ltd. 1.387% due 04/15/2028 •		4,230	4,216
Total Asset-Backed Securities (Cost $135,338)			138,173
SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,644	672
0.125% due 07/09/2035 þ		7,625	2,810
1.000% due 07/09/2029		386	169
Colombia Government International Bond 7.375% due 09/18/2037		720	1,054
Dominican Republic International Bond 4.875% due 09/23/2032		800	887
Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	4,170
4.750% due 07/18/2047		$6,800	8,542
Israel Government International Bond
3.250% due 01/17/2028		3,800	4,343
3.375% due 01/15/2050		8,800	9,763
Mexico Government International Bond
3.771% due 05/24/2061		10,469	10,930
5.750% due 10/12/2110		10,400	13,877
Peru Government International Bond
5.400% due 08/12/2034	PEN	600	183
5.940% due 02/12/2029		8,550	2,948
5.940% due 02/12/2029		8,900	3,068
6.150% due 08/12/2032		9,500	3,191
6.350% due 08/12/2028		3,000	1,054
6.950% due 08/12/2031		15,000	5,388
8.200% due 08/12/2026		27,100	10,168
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		$5,500	6,509
Qatar Government International Bond 3.875% due 04/23/2023		3,500	3,766
Romanian Government International Bond 2.625% due 12/02/2040	EUR	1,290	1,683
Saudi Government International Bond
3.750% due 01/21/2055		$8,100	8,870
4.500% due 04/22/2060		1,300	1,634
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	1,081
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	21,261
Total Sovereign Issues (Cost $112,162)			128,021
		SHARES
PREFERRED SECURITIES 1.6%
BANKING & FINANCE 0.3%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)		1,100,000	1,107
Citigroup, Inc. 4.000% due 12/10/2025 •(f)		850,000	874
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(f)		900,000	956
JPMorgan Chase & Co. 6.100% due 10/01/2024 •(f)		2,000,000	2,194
Northern Trust Corp. 4.600% due 10/01/2026 •(f)		4,900,000	5,243
			10,374
INDUSTRIALS 0.3%
General Electric Co. 5.000% due 03/15/2021 •(f)		2,000,000	1,857
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (f)		10,000,000	10,213
			12,070
UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)		1,128,057	30,292

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(f)	3,616,000	3,790
		34,082
Total Preferred Securities (Cost $55,590)		56,526
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%		1,631
	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~	$1,470	1,471
U.S. TREASURY BILLS 0.0%
0.091% due 02/04/2021 (c)(d)(j)	384	384
Total Short-Term Instruments (Cost $3,485)		3,486
Total Investments in Securities (Cost $5,755,796)		6,115,870
	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short Asset Portfolio	6,158,719	61,741
PIMCO Short-Term Floating NAV Portfolio III	731,989	7,218
Total Short-Term Instruments (Cost $68,875)		68,959
Total Investments in Affiliates (Cost $68,875)		68,959
Total Investments 179.0% (Cost $5,824,671)		$6,184,829
Financial Derivative Instruments (k)(m) (0.1)%(Cost or Premiums, net $(2,825))		(3,418)
Other Assets and Liabilities, net (78.9)%		(2,726,830)
Net Assets 100.0%		$3,454,581

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$30,396	$30,292	0.88%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	3,300	3,377	0.10
Morgan Stanley	7.500	04/02/2032	05/06/2020	3,135	3,187	0.09
$36,831	$36,856	1.07%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$1,631	U.S. Treasury Bills 0.000% due 12/30/2021	$(1,664)	$1,631	$1,631
Total Repurchase Agreements	$(1,664)	$1,631	$1,631
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.170%	11/16/2020	01/15/2021	$(250,700)	$(250,758)
BOS	0.160	12/01/2020	01/12/2021	(42,549)	(42,555)
0.160	12/07/2020	01/07/2021	(7,532)	(7,533)
0.160	12/08/2020	01/08/2021	(52,399)	(52,405)
0.160	12/11/2020	01/11/2021	(24,215)	(24,217)
0.160	12/15/2020	01/15/2021	(4,059)	(4,060)
0.170	11/19/2020	01/19/2021	(27,231)	(27,237)
0.180	11/10/2020	01/11/2021	(4,688)	(4,689)
0.180	11/12/2020	01/12/2021	(69,363)	(69,382)
0.180	12/08/2020	01/08/2021	(100,202)	(100,216)
BSN	0.180	10/13/2020	01/13/2021	(60,152)	(60,177)
0.180	11/10/2020	01/11/2021	(6,420)	(6,421)
CIB	0.160	12/17/2020	01/19/2021	(150,660)	(150,672)
DEU	0.130	10/22/2020	01/15/2021	(24,952)	(24,959)
0.170	10/13/2020	01/08/2021	(2,586)	(2,587)
GRE	0.180	10/28/2020	01/28/2021	(5,894)	(5,896)
IND	0.120	12/31/2020	01/04/2021	(19,948)	(19,948)
0.150	12/16/2020	02/11/2021	(282,226)	(282,248)
0.150	12/18/2020	02/11/2021	(1,381)	(1,381)
JPS	0.025	10/20/2020	01/21/2021	(1,664)	(1,664)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.060	12/08/2020	01/07/2021	(36,504)	(36,506)
0.070	12/23/2020	01/06/2021	(42,644)	(42,645)
0.100	12/29/2020	01/05/2021	(8,755)	(8,756)
0.120	12/17/2020	01/08/2021	(6,963)	(6,964)
0.140	11/19/2020	01/14/2021	(106,625)	(106,644)
0.140	11/23/2020	01/11/2021	(118,084)	(118,103)
0.160	10/20/2020	01/19/2021	(52,159)	(52,177)
0.161	10/20/2020	01/19/2021	(10,329)	(10,332)
RCY	0.180	11/10/2020	01/11/2021	(675)	(675)
STR	0.150	01/04/2021	01/05/2021	(1,160,626)	(1,160,626)
0.160	12/31/2020	01/04/2021	(1,154,195)	(1,154,215)
Total Reverse Repurchase Agreements	$(3,836,648)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPG	0.180%	10/29/2020	01/29/2021	$(2,310)	$(2,310)
MSC	0.180	10/29/2020	01/14/2021	(45,688)	(45,703)
TDL	0.180	10/06/2020	01/06/2021	(3,863)	(3,865)
Total Sale-Buyback Transactions	$(51,878)
(j)	Securities with an aggregate market value of $2,755,185 and cash of $2,275 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(2,486,683) at a weighted average interest rate of 0.135%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2021	257	$47,726	$187	$19	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	1,874	$(414,110)	$(425)	$0	$(44)
U.S. Treasury 5-Year Note March Futures	03/2021	903	(113,926)	(262)	0	(42)
U.S. Treasury 10-Year Note March Futures	03/2021	531	(73,319)	(67)	0	(58)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	2,604	(407,160)	691	0	(570)
U.S. Treasury 30-Year Bond March Futures	03/2021	4,121	(713,706)	8,544	0	(1,416)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	1,741	(371,812)	6,442	0	(1,306)
$14,923	$0	$(3,436)
Total Futures Contracts	$15,110	$19	$(3,436)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Koninklijke KPN N.V.	(1.000)%	Quarterly	12/20/2023	0.571%	EUR	1,400	$5	$(28)	$(23)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2023	1.867%	$200	$26	$(7)	$19	$0	$0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly		12/20/2024		$465	$18	$(20)	$(2)	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly		12/20/2025		17,100	(1,335)	(293)	(1,628)	0	(34)
CDX.IG-27 5-Year Index	(1.000)	Quarterly		12/20/2021		130,600	(2,918)	2,065	(853)	0	(26)
CDX.IG-28 5-Year Index	(1.000)	Quarterly		06/20/2022		171,000	(3,621)	2,138	(1,483)	0	(41)
CDX.IG-31 5-Year Index	(1.000)	Quarterly		12/20/2023		60,000	(185)	(767)	(952)	0	(27)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly		06/20/2023	EUR	23,900	(627)	107	(520)	0	(2)
							$(8,668)	$3,230	$(5,438)	$0	$(130)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-34 5-Year Index	1.000%	Quarterly		06/20/2025		$4,000	$32	$35	$67	$3	$0
CDX.IG-35 5-Year Index	1.000	Quarterly		12/20/2025		8,000	177	22	199	5	0
							$209	$57	$266	$8	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.220%	Semi-Annual	03/03/2025	CAD	2,300	$0	$41	$41	$1	$0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		1,700	0	34	34	1	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		600	0	12	12	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		24,300	30	421	451	13	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,200	50	14	64	3	0
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022		$174,800	526	5,424	5,950	38	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023		250,700	(276)	(13,813)	(14,089)	0	(15)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		38,600	(152)	(1,371)	(1,523)	0	(19)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030		44,900	(94)	(3,207)	(3,301)	0	(62)
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030		52,500	(147)	(394)	(541)	0	(65)
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030		9,100	(107)	(1,284)	(1,391)	0	(14)
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		139,500	2,590	(64)	2,526	0	(474)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		139,800	15,195	(18,437)	(3,242)	0	(517)
Pay(6)	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051		103,440	(10,980)	(9)	(10,989)	450	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	29,700	0	44	44	1	0
							$6,635	$(32,589)	$(25,954)	$507	$(1,166)
Total Swap Agreements							$(1,793)	$(29,337)	$(31,130)	$515	$(1,296)
(l)

Securities with an aggregate market value of $78,248 and cash of $5,558 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	ZAR	2,166	$138	$0	$(9)
02/2021	GBP	18,733	24,708	0	(917)
BPS	01/2021	CAD	3,536	2,727	0	(51)
BRC	02/2021	$1,448	GBP	1,078	27	0
CBK	01/2021	14,761	PEN	53,208	0	(62)
01/2021	ZAR	5,146	$328	0	(21)
03/2021	PEN	5,198	1,451	15	0
06/2021	53,208	14,748	57	0
DUB	03/2021	16,855	4,700	43	0
GLM	02/2021	$1,761	RUB	134,236	46	0
HUS	01/2021	EUR	1,261	$1,511	0	(30)
01/2021	PEN	53,208	14,977	278	0
01/2021	ZAR	6,832	434	0	(30)
02/2021	$35,498	JPY	3,725,729	604	0
02/2021	1,196	RUB	89,404	7	0
03/2021	PEN	14,659	$4,082	33	0
03/2021	$1,659	PEN	5,902	0	(28)
05/2021	5,953	MXN	123,296	159	0
SCX	01/2021	10,025	EUR	8,371	201	0
02/2021	10,249	8,371	0	(16)
03/2021	IDR	1,568,590	$109	0	(3)
SSB	03/2021	$3,369	MXN	73,225	284	0
UAG	02/2021	3,883	RUB	295,520	95	0
Total Forward Foreign Currency Contracts	$1,849	$(1,167)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	1.000%	01/20/2021	11,700	$(21)	$(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	6,000	(44)	(4)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	23,900	(67)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	12,300	(16)	(1)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	24,700	(57)	(3)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	15,900	(21)	(6)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	8,700	(21)	(2)
$(247)	$(21)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.672	01/07/2021	10,100	$(34)	$0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	10,800	(47)	(1)
$(81)	$(1)
Total Written Options	$(328)	$(22)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	0.442%	$200	$(18)	$19	$1	$0
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.442	400	(34)	36	2	0
DUB	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.084	2,300	32	(21)	11	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.257	6,800	(195)	247	52	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.442	500	(42)	45	3	0
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	0.442	8,630	(447)	498	51	0
Total Swap Agreements	$(704)	$824	$120	$0
(n)

Securities with an aggregate market value of $989 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,563	$0	$7,563
Corporate Bonds & Notes
Banking & Finance	0	696,200	0	696,200
Industrials	0	1,049,588	0	1,049,588
Utilities	0	397,590	0	397,590
Municipal Bonds & Notes
California	0	29,542	0	29,542
Colorado	0	1,686	0	1,686
Florida	0	3,981	0	3,981
Georgia	0	7,980	0	7,980
Illinois	0	25,590	0	25,590
Kansas	0	3,540	0	3,540
Maryland	0	6,541	0	6,541
Mississippi	0	4,723	0	4,723
New Jersey	0	1,612	0	1,612
New Mexico	0	1,228	0	1,228
New York	0	28,486	0	28,486
Ohio	0	8,497	0	8,497
Pennsylvania	0	706	0	706
Texas	0	16,133	0	16,133
Wisconsin	0	1,074	0	1,074
U.S. Government Agencies	0	328,053	0	328,053
U.S. Treasury Obligations	0	2,963,756	0	2,963,756
Non-Agency Mortgage-Backed Securities	0	205,595	0	205,595
Asset-Backed Securities	0	134,868	3,305	138,173
Sovereign Issues	0	128,021	0	128,021
Preferred Securities
Banking & Finance	0	10,374	0	10,374
Industrials	0	12,070	0	12,070
Utilities	0	3,790	30,292	34,082
Short-Term Instruments
Repurchase Agreements	0	1,631	0	1,631
Short-Term Notes	0	1,471	0	1,471
U.S. Treasury Bills	0	384	0	384
	$0	$6,082,273	$33,597	$6,115,870
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,959	$0	$0	$68,959
Total Investments	$68,959	$6,082,273	$33,597	$6,184,829
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	515	0	534
Over the counter	0	1,969	0	1,969
	$19	$2,484	$0	$2,503
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,436)	(1,296)	0	(4,732)
Over the counter	0	(1,189)	0	(1,189)
	$(3,436)	$(2,485)	$0	$(5,921)
Total Financial Derivative Instruments	$(3,417)	$(1)	$0	$(3,418)
Totals	$65,542	$6,082,272	$33,597	$6,181,411

Schedule of Investments PIMCO Long-Term Credit Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$4,800	$4,796
Aramark Services, Inc. 1.895% (LIBOR03M + 1.750%) due 03/11/2025 ~		466	462
Arches Buyer, Inc. 4.500% due 12/06/2027		6,300	6,314
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~		1,800	1,803
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(h)		7,344	7,427
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		4,559	4,482
4.647% (LIBOR03M + 4.500%) due 07/21/2025 ~		2,394	2,401
Camelot U.S. Acquisition Co. 3.147% (LIBOR03M + 3.000%) due 10/30/2026 ~		99	99
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		1,493	1,546
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		1,711	1,693
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		998	998
Citadel Securities LP 2.897% (LIBOR03M + 2.750%) due 02/27/2026 ~		2,351	2,357
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,679	1,671
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		1,200	1,198
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		5,149	5,149
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~		940	942
CSC Holdings LLC 2.659% (LIBOR03M + 2.500%) due 04/15/2027 ~		1,666	1,656
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		282	282
Delos Finance SARL 2.004% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	6,300
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		697	709
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		3,723	3,539
Diamond Sports Group LLC 3.400% (LIBOR03M + 3.250%) due 08/24/2026 ~		4,938	4,419
E.W. Scripps Co. 2.647% (LIBOR03M + 2.500%) due 05/01/2026 ~		884	877
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,764	1,481
EW Scripps Co. TBD% due 12/15/2027		2,900	2,907
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		262	269
8.000% (PRIME + 4.750%) due 11/27/2023 ~		1,200	1,216
IRB Holding Corp. TBD% due 12/15/2027		5,000	5,007
Jefferies Finance LLC 4.500% (LIBOR03M + 3.750%) due 09/30/2027 «~		998	1,000
Level 3 Financing, Inc. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		337	333
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		4,571	4,522
Nielsen Finance LLC 2.146% (LIBOR03M + 2.000%) due 10/04/2023 ~		384	383
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,566	1,885
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		$1,000	985
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		433	432
SS&C Technologies Holdings Europe SARL 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		745	738
SS&C Technologies, Inc. 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		963	954

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Toyota Motor Credit Corp. 1.070% (LIBOR03M + 0.830%) due 03/29/2021 «~		11,000	10,993
Traverse Midstream Partners LLC 6.500% (LIBOR03M + 5.500%) due 09/27/2024 ~		341	337
U.S. Foods, Inc. 1.897% (LIBOR03M + 1.750%) due 06/27/2023 ~		488	483
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		2,111	2,101
USI, Inc. 4.254% (LIBOR03M + 4.000%) due 12/02/2026 ~		891	892
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 ~		368	342
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (b)		2,458	1,229
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~		700	701
WR Grace & Co. 2.004% (LIBOR03M + 1.750%) due 04/03/2025 ~		684	678
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,247	1,241
Total Loan Participations and Assignments (Cost $104,913)			102,229
CORPORATE BONDS & NOTES 78.7%
BANKING & FINANCE 24.8%
AIA Group Ltd. 3.200% due 09/16/2040		2,500	2,625
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031		2,200	2,521
4.000% due 02/01/2050		800	995
4.700% due 07/01/2030		700	872
4.850% due 04/15/2049		700	983
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,903
Ally Financial, Inc.
3.050% due 06/05/2023		1,400	1,477
8.000% due 11/01/2031		2,500	3,639
American Express Co. 4.050% due 12/03/2042		82	105
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	9,323
American Homes 4 Rent LP
4.250% due 02/15/2028		1,800	2,071
4.900% due 02/15/2029		300	363
American International Group, Inc.
4.375% due 06/30/2050		2,800	3,666
4.750% due 04/01/2048		600	801
5.750% due 04/01/2048 •		600	687
American Tower Corp.
2.950% due 01/15/2051		7,000	7,017
3.100% due 06/15/2050		10,900	11,228
3.700% due 10/15/2049		5,000	5,682
3.800% due 08/15/2029		1,400	1,629
Arch Capital Finance LLC 5.031% due 12/15/2046		500	683
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	2,874
Ares Finance Co. LLC 3.250% due 06/15/2030		1,100	1,166
AvalonBay Communities, Inc. 3.900% due 10/15/2046		4,800	5,874
Aviation Capital Group LLC
3.875% due 05/01/2023		3,400	3,545
4.875% due 10/01/2025		4,500	4,866
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	2,043
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,424
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(g)	EUR	800	1,025
Banco Bradesco S.A. 3.200% due 01/27/2025		$2,900	3,041
Banco BTG Pactual S.A. 4.500% due 01/10/2025		3,100	3,317
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		200	219
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(f)(g)		1,200	1,358
Bancolombia S.A. 4.625% due 12/18/2029 •		3,000	3,158
Bank of America Corp.
2.676% due 06/19/2041 •		19,400	20,243
3.824% due 01/20/2028 •		95	109
3.946% due 01/23/2049 •		265	331

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.244% due 04/24/2038 •	185	228
4.330% due 03/15/2050 •	60	79
4.443% due 01/20/2048 •	100	132
7.750% due 05/14/2038	7,700	13,137
Bank of America N.A. 6.000% due 10/15/2036	1,200	1,796
Bank of Nova Scotia 4.900% due 06/04/2025 •(f)(g)	1,600	1,736
Barclays PLC 6.125% due 12/15/2025 •(f)(g)	4,500	4,860
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049	70	93
BGC Partners, Inc.
4.375% due 12/15/2025	600	635
5.375% due 07/24/2023	3,300	3,573
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050	350	358
3.500% due 09/10/2049	2,500	2,895
Block Financial LLC 3.875% due 08/15/2030	4,200	4,538
Boston Properties LP 3.250% due 01/30/2031	400	442
Brighthouse Financial, Inc. 4.700% due 06/22/2047	1,970	2,083
Brixmor Operating Partnership LP 4.125% due 05/15/2029	1,200	1,382
Brookfield Finance LLC 3.450% due 04/15/2050	2,000	2,125
Brookfield Finance, Inc. 3.500% due 03/30/2051	8,700	9,318
Brookfield Property REIT, Inc. 5.750% due 05/15/2026	700	692
Carlyle Finance LLC 5.650% due 09/15/2048	3,100	4,044
Carlyle Holdings Finance LLC 5.625% due 03/30/2043	1,100	1,422
CBL & Associates LP 5.950% due 12/15/2026 ^(c)	700	278
Chubb INA Holdings, Inc. 4.350% due 11/03/2045	85	115
CI Financial Corp. 3.200% due 12/17/2030	1,600	1,641
Citigroup, Inc. 8.125% due 07/15/2039	2,900	5,184
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	64
CME Group, Inc. 4.150% due 06/15/2048	1,825	2,469
CNA Financial Corp. 3.900% due 05/01/2029	2,500	2,978
Cooperatieve Rabobank UA 5.250% due 05/24/2041	75	111
Credit Suisse AG 6.500% due 08/08/2023 (g)	2,425	2,737
Credit Suisse Group AG
2.593% due 09/11/2025 •	700	737
3.750% due 03/26/2025	500	556
3.869% due 01/12/2029 •	750	850
5.250% due 02/11/2027 •(f)(g)	2,393	2,537
6.250% due 12/18/2024 •(f)(g)	2,800	3,071
6.375% due 08/21/2026 •(f)(g)	2,400	2,675
7.250% due 09/12/2025 •(f)(g)	3,600	4,053
Crown Castle International Corp.
3.250% due 01/15/2051	900	950
4.300% due 02/15/2029	605	719
4.750% due 05/15/2047	2,650	3,405
5.200% due 02/15/2049	9,248	12,605
CubeSmart LP 4.375% due 02/15/2029	1,900	2,249
CVS Pass-Through Trust 4.704% due 01/10/2036	1,497	1,701
Deutsche Bank AG
3.547% due 09/18/2031 •	5,400	5,868
3.961% due 11/26/2025 •	5,800	6,343
Doctors Co. 6.500% due 10/15/2023	10,150	10,978
E*TRADE Financial Corp. 3.800% due 08/24/2027	1,400	1,616
EPR Properties
3.750% due 08/15/2029	3,200	3,071
4.500% due 06/01/2027	1,567	1,569
4.950% due 04/15/2028	100	101
Equinix, Inc. 3.000% due 07/15/2050	1,400	1,422
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,600	1,892

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Essex Portfolio LP 2.650% due 03/15/2032		3,000	3,225
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		2,000	2,275
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,300	2,577
4.850% due 04/17/2028		2,500	2,800
Farmers Exchange Capital 5.454% due 10/15/2054 •		10,200	12,563
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	7,554
Fidelity National Financial, Inc. 5.500% due 09/01/2022		12,425	13,393
First American Financial Corp. 4.300% due 02/01/2023		900	952
First Republic Bank 4.625% due 02/13/2047		2,000	2,644
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		6,100	6,234
FMR LLC 6.450% due 11/15/2039		4,500	6,863
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		3,890	3,873
1.521% (US0003M + 1.270%) due 03/28/2022 ~		1,100	1,081
3.087% due 01/09/2023		1,600	1,631
3.336% due 03/18/2021		2,500	2,509
3.375% due 11/13/2025		4,850	4,973
3.550% due 10/07/2022		4,300	4,394
5.584% due 03/18/2024		8,100	8,748
5.596% due 01/07/2022		200	207
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,400	1,468
6.750% due 03/15/2022		1,685	1,693
Freedom Mortgage Corp.
7.625% due 05/01/2026		300	318
8.250% due 04/15/2025		4,525	4,740
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	5,386
GE Capital Funding LLC
4.400% due 05/15/2030		7,450	8,785
4.550% due 05/15/2032		7,450	8,943
General Motors Financial Co., Inc. 4.000% due 10/06/2026		40	45
GLP Capital LP
4.000% due 01/15/2030		5,000	5,441
5.300% due 01/15/2029		3,600	4,200
Goldman Sachs Group, Inc.
4.017% due 10/31/2038 •		18,500	22,577
4.223% due 05/01/2029 •		2,700	3,204
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	4,203
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	4,037
Greenland Global Investment Ltd. 5.250% due 02/12/2021		1,800	1,787
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		3,903	5,480
Harborwalk Funding Trust 5.077% due 02/15/2069 •		2,500	3,242
Hartford Financial Services Group, Inc. 2.346% due 02/12/2067 •		2,900	2,591
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,915
Highwoods Realty LP 3.050% due 02/15/2030		5,000	5,296
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	2,083
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,400	1,506
4.041% due 03/13/2028 •		7,100	8,109
4.583% due 06/19/2029 •		2,090	2,473
5.875% due 09/28/2026 •(f)(g)	GBP	5,378	8,108
6.500% due 03/23/2028 •(f)(g)		$9,600	10,794
7.625% due 05/17/2032		1,800	2,629
Intercontinental Exchange, Inc. 4.250% due 09/21/2048		1,185	1,505
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(f)(g)	EUR	200	245
7.750% due 01/11/2027 •(f)		4,650	6,824
Invesco Finance PLC 5.375% due 11/30/2043		$55	72
JAB Holdings BV 2.200% due 11/23/2030		1,750	1,761
Jefferies Group LLC 6.500% due 01/20/2043		2,100	2,888

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	7,015
3.964% due 11/15/2048 •		110	138
8.750% due 09/01/2030		275	410
Kaisa Group Holdings Ltd.
7.875% due 06/30/2021		600	606
8.500% due 06/30/2022		3,100	3,178
9.375% due 06/30/2024		400	389
11.250% due 04/09/2022		700	732
11.500% due 01/30/2023		1,000	1,050
11.950% due 10/22/2022		1,600	1,705
11.950% due 11/12/2023		1,300	1,381
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		700	711
Kilroy Realty LP 2.500% due 11/15/2032		3,400	3,453
Kimco Realty Corp. 3.700% due 10/01/2049		1,800	1,940
KKR Group Finance Co. LLC
3.500% due 08/25/2050		3,900	4,341
3.625% due 02/25/2050		3,600	4,018
KWG Group Holdings Ltd. 6.000% due 09/15/2022		1,000	1,020
KWG Property Holding Ltd. 5.875% due 11/10/2024		200	206
Lazard Group LLC 4.375% due 03/11/2029		300	352
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	2,012
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	1,080
Life Storage LP 4.000% due 06/15/2029		1,600	1,873
Lincoln National Corp. 4.350% due 03/01/2048		3,000	3,772
Lloyds Bank PLC 7.500% due 04/02/2032 þ		4,600	3,883
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,060	4,586
7.875% due 06/27/2029 •(f)(g)	GBP	200	339
Loews Corp. 4.125% due 05/15/2043		$40	47
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	10,695
Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047		200	265
4.900% due 03/15/2049		400	580
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		2,970	3,279
4.900% due 04/01/2077		1,000	1,375
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		2,600	2,663
5.750% due 02/01/2027		1,900	2,135
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		3,600	3,768
4.153% due 03/07/2039		2,200	2,785
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		200	206
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	3,333
2.869% due 09/13/2030 •		2,500	2,715
Morgan Stanley
3.772% due 01/24/2029 •		180	209
7.500% due 04/02/2032 þ(h)		11,300	9,734
MPT Operating Partnership LP 3.500% due 03/15/2031		1,900	1,965
Nasdaq, Inc. 2.500% due 12/21/2040		2,000	1,983
Nationwide Building Society 3.960% due 07/18/2030 •		6,800	7,927
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	4,355
Natwest Group PLC
4.269% due 03/22/2025 •		800	885
4.445% due 05/08/2030 •		4,100	4,882
4.892% due 05/18/2029 •		5,200	6,254
5.076% due 01/27/2030 •		4,100	5,042
5.125% due 05/12/2027 •(f)(g)	GBP	2,500	3,583
Navient Corp. 6.150% due 03/10/2021		$400	400
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	452
4.875% due 04/15/2045		2,700	3,066
New York Life Insurance Co. 4.450% due 05/15/2069		4,700	6,323

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,000	1,088
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		2,498	2,558
3.650% due 09/21/2021		2,200	2,239
3.875% due 09/21/2023		5,400	5,766
Nomura Holdings, Inc. 2.679% due 07/16/2030		6,200	6,571
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		3,000	3,146
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	552
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	5,132
Pacific Life Insurance Co. 9.250% due 06/15/2039		14,605	23,664
Pacific LifeCorp 3.350% due 09/15/2050		700	780
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		5,530	5,798
PartnerRe Finance B LLC 3.700% due 07/02/2029		420	484
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,446
Physicians Realty LP 3.950% due 01/15/2028		1,900	2,060
Pine Street Trust 5.568% due 02/15/2049		3,800	4,949
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		7,000	8,915
Piper Jaffray Cos. 5.200% due 10/15/2023		6,000	6,000
Progressive Corp. 4.125% due 04/15/2047		500	656
Prologis LP 3.000% due 04/15/2050		2,223	2,460
Prudential Financial, Inc.
3.905% due 12/07/2047		44	53
3.935% due 12/07/2049		106	129
4.600% due 05/15/2044		30	39
Radian Group, Inc. 6.625% due 03/15/2025		1,100	1,248
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	34
Regency Centers LP
3.700% due 06/15/2030		800	908
4.400% due 02/01/2047		1,100	1,277
4.650% due 03/15/2049		500	603
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,800	1,804
Sabra Health Care LP 4.800% due 06/01/2024		1,300	1,396
Santander UK Group Holdings PLC
4.750% due 09/15/2025		3,400	3,837
6.750% due 06/24/2024 •(f)(g)	GBP	700	1,043
SBA Communications Corp. 3.875% due 02/15/2027		$3,000	3,155
SBA Tower Trust 2.328% due 07/15/2052		200	203
Sberbank of Russia Via SB Capital S.A.
5.250% due 05/23/2023 (g)		2,300	2,464
6.125% due 02/07/2022		11,985	12,633
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	2,178
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		2,300	2,352
SL Green Realty Corp. 4.500% due 12/01/2022		2,800	2,946
SLM Corp. 4.200% due 10/29/2025		1,600	1,694
Societe Generale S.A. 7.375% due 10/04/2023 •(f)(g)		4,800	5,181
Spirit Realty LP
3.200% due 02/15/2031		4,300	4,575
3.400% due 01/15/2030		700	759
4.450% due 09/15/2026		1,300	1,470
Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	1,361
4.305% due 05/21/2030 •		2,000	2,347
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	6,823	11,073
Stifel Financial Corp. 4.000% due 05/15/2030		$1,100	1,259
STORE Capital Corp. 2.750% due 11/18/2030		1,400	1,425

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Sunac China Holdings Ltd.
7.000% due 07/09/2025		2,000	2,090
7.350% due 07/19/2021		300	305
8.350% due 04/19/2023		900	949
8.375% due 01/15/2021		5,300	5,305
SVB Financial Group 3.125% due 06/05/2030		900	1,015
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	501
4.375% due 09/15/2054 •		4,000	4,262
6.850% due 12/16/2039		371	584
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	753	1,396
5.661% due 10/13/2041		49	92
5.744% due 04/13/2040		96	180
7.623% due 07/13/2039		3,133	6,562
Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	1,328
4.100% due 03/04/2049		30	40
Trust Fibra Uno
6.390% due 01/15/2050		3,900	4,576
6.950% due 01/30/2044		5,300	6,515
UBS Group AG 7.125% due 08/10/2021 •(f)(g)		2,700	2,784
UDR, Inc.
4.000% due 10/01/2025		600	681
4.400% due 01/26/2029		700	833
UniCredit SpA
6.572% due 01/14/2022		2,600	2,740
6.625% due 06/03/2023 •(f)	EUR	2,200	2,834
7.500% due 06/03/2026 •(f)(g)		3,000	4,265
7.830% due 12/04/2023		$6,900	8,192
Unum Group
4.500% due 03/15/2025		5,600	6,348
4.500% due 12/15/2049		3,100	3,267
Ventas Realty LP 4.875% due 04/15/2049		500	621
VEREIT Operating Partnership LP
3.400% due 01/15/2028		3,300	3,646
3.950% due 08/15/2027		1,100	1,248
4.875% due 06/01/2026		300	352
Visa, Inc. 4.300% due 12/14/2045		175	240
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	520
5.700% due 07/15/2043		630	875
Washington Prime Group LP 6.450% due 08/15/2024		6,050	3,647
WEA Finance LLC 3.750% due 09/17/2024		900	950
Wells Fargo & Co.
2.879% due 10/30/2030 •		8,300	9,058
3.068% due 04/30/2041 •		2,500	2,724
4.150% due 01/24/2029		2,515	2,986
4.650% due 11/04/2044		70	90
5.375% due 02/07/2035		1,600	2,192
5.375% due 11/02/2043		3,100	4,317
Wells Fargo Bank N.A. 6.600% due 01/15/2038		3,700	5,661
Welltower, Inc.
4.950% due 09/01/2048		2,950	3,840
5.125% due 03/15/2043		800	980
6.500% due 03/15/2041		925	1,295
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	8,155
6.950% due 10/01/2027		16,922	22,053
7.375% due 03/15/2032		2,413	3,621
7.950% due 03/15/2025		200	244
Willis North America, Inc. 3.875% due 09/15/2049		725	886
Yango Justice International Ltd. 7.500% due 04/15/2024		200	207
			931,678
INDUSTRIALS 39.0%
Abbott Laboratories 4.900% due 11/30/2046		85	126
AbbVie, Inc.
4.050% due 11/21/2039		2,900	3,508
4.400% due 11/06/2042		2,970	3,730
4.450% due 05/14/2046		7,000	8,913
4.500% due 05/14/2035		9,700	12,192
4.550% due 03/15/2035		4,700	5,956
4.700% due 05/14/2045		1,100	1,439
4.750% due 03/15/2045		3,000	3,930

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.850% due 06/15/2044		3,300	4,377
4.875% due 11/14/2048		2,445	3,308
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,744
Activision Blizzard, Inc. 4.500% due 06/15/2047		5,890	7,668
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,800	1,914
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029		2,400	2,608
Adani Transmission Ltd. 4.250% due 05/21/2036		869	923
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,100	1,165
Aetna, Inc.
3.875% due 08/15/2047		40	48
4.125% due 11/15/2042		25	30
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		2,000	2,209
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	2,598
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		2,000	2,518
Altice Financing S.A. 2.250% due 01/15/2025	EUR	1,500	1,774
Altice France S.A.
3.375% due 01/15/2028		2,200	2,664
5.500% due 01/15/2028		$2,200	2,303
Altria Group, Inc.
3.875% due 09/16/2046		3,200	3,380
5.800% due 02/14/2039		4,100	5,402
Amazon.com, Inc. 2.700% due 06/03/2060		6,400	6,853
Amdocs Ltd. 2.538% due 06/15/2030		2,850	2,996
America Movil S.A.B. de C.V. 6.125% due 03/30/2040		40	60
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,348	2,298
3.375% due 11/01/2028		3,635	3,420
3.650% due 02/15/2029		3,353	3,393
4.000% due 01/15/2027		436	371
Amgen, Inc.
3.150% due 02/21/2040		5,000	5,512
3.375% due 02/21/2050		3,200	3,579
4.563% due 06/15/2048		2,610	3,463
4.663% due 06/15/2051		5,153	7,029
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		600	646
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	12,698
4.900% due 02/01/2046		11,700	15,275
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	5,104
4.750% due 04/15/2058		6,500	8,515
4.950% due 01/15/2042		5,600	7,368
5.450% due 01/23/2039		4,900	6,624
5.800% due 01/23/2059		8,000	12,328
Anthem, Inc.
3.700% due 09/15/2049		3,400	4,067
4.550% due 03/01/2048		1,900	2,531
4.625% due 05/15/2042		50	65
4.650% due 01/15/2043		1,435	1,882
4.850% due 08/15/2054		85	108
5.100% due 01/15/2044		500	694
AP Moller - Maersk A/S 3.875% due 09/28/2025		2,425	2,708
Apple, Inc.
2.650% due 05/11/2050		10,900	11,569
4.250% due 02/09/2047		9,200	12,556
Aptiv PLC 5.400% due 03/15/2049		2,800	3,498
Bacardi Ltd. 5.300% due 05/15/2048		3,600	5,002
BAE Systems PLC 3.000% due 09/15/2050		1,800	1,884
Baker Hughes a GE Co. LLC 4.080% due 12/15/2047		500	565
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	336
BAT Capital Corp. 4.540% due 08/15/2047		5,800	6,441
Bayer U.S. Finance LLC
4.625% due 06/25/2038		1,800	2,188
4.700% due 07/15/2064		75	90
4.875% due 06/25/2048		3,400	4,379

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Berry Global, Inc. 1.570% due 01/15/2026	1,400	1,414
Biogen, Inc. 5.200% due 09/15/2045	1,000	1,358
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,800	2,926
Boeing Co.
3.625% due 02/01/2031	7,900	8,669
3.650% due 03/01/2047	800	813
5.150% due 05/01/2030	7,900	9,575
5.705% due 05/01/2040	6,400	8,291
5.805% due 05/01/2050	5,700	7,874
5.930% due 05/01/2060	6,900	9,789
Bombardier, Inc.
6.125% due 01/15/2023	600	587
7.500% due 12/01/2024	100	96
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	1,500	1,605
Boston Scientific Corp.
4.700% due 03/01/2049	4,600	6,311
7.000% due 11/15/2035	1,500	2,208
BRF S.A. 5.750% due 09/21/2050	3,400	3,789
Bristol-Myers Squibb Co.
4.250% due 10/26/2049	830	1,124
5.000% due 08/15/2045	2,500	3,621
British Airways Pass-Through Trust
3.300% due 06/15/2034	3,555	3,561
4.125% due 03/20/2033	2,668	2,541
Broadcom, Inc.
4.110% due 09/15/2028	7,682	8,802
4.150% due 11/15/2030	2,900	3,359
4.300% due 11/15/2032	3,500	4,156
Burlington Northern Santa Fe LLC
4.700% due 09/01/2045	20	28
5.050% due 03/01/2041	65	91
5.150% due 09/01/2043	125	181
Caesars Entertainment, Inc. 6.250% due 07/01/2025	2,200	2,346
Caesars Resort Collection LLC
5.250% due 10/15/2025	3,200	3,238
5.750% due 07/01/2025	1,200	1,273
Cameron LNG LLC 2.902% due 07/15/2031	1,100	1,206
Canadian Natural Resources Ltd. 6.250% due 03/15/2038	40	54
Canadian Pacific Railway Co. 6.125% due 09/15/2115	6,470	10,833
CCO Holdings LLC 4.500% due 05/01/2032	2,100	2,245
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	485	563
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	1,500	1,803
Centene Corp. 4.625% due 12/15/2029	1,900	2,112
CF Industries, Inc.
4.950% due 06/01/2043	1,991	2,448
5.375% due 03/15/2044	1,300	1,648
Charter Communications Operating LLC
3.700% due 04/01/2051	6,500	6,763
3.850% due 04/01/2061	7,900	7,961
4.800% due 03/01/2050	5,000	5,976
5.125% due 07/01/2049	7,000	8,544
5.375% due 05/01/2047	5,100	6,366
5.750% due 04/01/2048	3,025	3,961
6.484% due 10/23/2045	80	114
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	6,500	7,246
Children's Hospital Corp. 4.115% due 01/01/2047	25	32
Cigna Corp.
3.875% due 10/15/2047	115	136
4.800% due 08/15/2038	30	39
4.900% due 12/15/2048	40	55
Coca-Cola Femsa S.A.B. de C.V. 5.250% due 11/26/2043	80	113
Colonial Pipeline Co. 4.250% due 04/15/2048	20	24
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	68
Comcast Corp.
2.800% due 01/15/2051	23,600	24,581
3.400% due 07/15/2046	5,625	6,474
3.999% due 11/01/2049	25	32
4.000% due 08/15/2047	9,400	11,814

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.600% due 08/15/2045	65	88
4.750% due 03/01/2044	1,300	1,783
5.650% due 06/15/2035	150	215
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	8,701
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,517
5.250% due 11/15/2048	400	563
Corning, Inc. 5.450% due 11/15/2079	1,000	1,373
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	1,222
4.500% due 08/01/2047	5,100	6,277
CoStar Group, Inc. 2.800% due 07/15/2030	800	832
Cox Communications, Inc.
4.600% due 08/15/2047	1,525	1,972
4.800% due 02/01/2035	4,800	6,079
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	4,797
CRH America, Inc. 5.125% due 05/18/2045	30	40
CSN Resources S.A. 7.625% due 04/17/2026	2,500	2,691
CSX Corp.
3.800% due 11/01/2046	75	90
4.250% due 11/01/2066	20	27
4.300% due 03/01/2048	100	129
CVS Health Corp.
4.780% due 03/25/2038	705	891
5.050% due 03/25/2048	8,000	10,843
5.300% due 12/05/2043	6,700	9,076
CVS Pass-Through Trust
7.507% due 01/10/2032	12,713	15,630
8.353% due 07/10/2031	276	364
DaVita, Inc. 4.625% due 06/01/2030	1,200	1,273
DCP Midstream Operating LP 5.625% due 07/15/2027	1,000	1,111
Dell International LLC
4.000% due 07/15/2024	1,300	1,435
5.300% due 10/01/2029	30	37
5.450% due 06/15/2023	1,500	1,659
6.020% due 06/15/2026	1,500	1,832
8.100% due 07/15/2036	17,000	25,142
8.350% due 07/15/2046	2,980	4,508
Delta Air Lines, Inc.
2.900% due 10/28/2024	600	592
4.500% due 10/20/2025	1,200	1,283
7.000% due 05/01/2025	1,500	1,733
7.375% due 01/15/2026	1,900	2,172
Deutsche Telekom International Finance BV 4.750% due 06/21/2038	9,000	11,362
Diamondback Energy, Inc. 4.750% due 05/31/2025	2,800	3,155
Eastern Energy Gas Holdings LLC 4.600% due 12/15/2044	1,200	1,513
Ecopetrol S.A. 7.375% due 09/18/2043	3,750	5,147
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	9,300	13,149
Embotelladora Andina S.A. 3.950% due 01/21/2050	800	900
Embraer Netherlands Finance BV 5.400% due 02/01/2027	500	532
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	3,611	3,817
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	618
Enbridge, Inc. 4.500% due 06/10/2044	271	317
Energy Transfer Operating LP
5.150% due 03/15/2045	6,000	6,516
5.950% due 10/01/2043	50	57
6.125% due 12/15/2045	25	30
6.500% due 02/01/2042	6,400	7,823
7.500% due 07/01/2038	3,004	3,998
EnLink Midstream Partners LP 5.450% due 06/01/2047	1,200	966
Entergy Louisiana LLC 4.200% due 04/01/2050	4,200	5,423
Enterprise Products Operating LLC
4.450% due 02/15/2043	13,697	16,602
4.850% due 03/15/2044	13,179	16,374
4.875% due 08/16/2077 •	2,100	2,032
4.950% due 10/15/2054	830	1,057

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.950% due 02/01/2041	2,400	3,304
6.450% due 09/01/2040	100	143
EOG Resources, Inc. 4.950% due 04/15/2050	600	814
Equifax, Inc. 3.100% due 05/15/2030	400	445
ERAC USA Finance LLC 3.300% due 12/01/2026	100	111
Expedia Group, Inc. 3.250% due 02/15/2030	5,000	5,207
Exxon Mobil Corp. 4.114% due 03/01/2046	90	112
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,500	2,658
FedEx Corp.
4.050% due 02/15/2048	105	127
4.950% due 10/17/2048	1,935	2,646
Ferguson Finance PLC 3.250% due 06/02/2030	700	782
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,815
Flex Ltd.
3.750% due 02/01/2026	875	979
4.875% due 06/15/2029	2,000	2,365
4.875% due 05/12/2030	600	722
Ford Foundation 2.815% due 06/01/2070	1,600	1,720
Fox Corp. 5.576% due 01/25/2049	6,325	9,246
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	1,800	1,831
Gartner, Inc. 4.500% due 07/01/2028	1,000	1,056
GATX Corp. 4.500% due 03/30/2045	1,038	1,223
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	700	744
General Electric Co.
3.625% due 05/01/2030	11,280	12,900
4.250% due 05/01/2040	2,600	3,074
4.350% due 05/01/2050	12,100	14,716
6.150% due 08/07/2037	30	41
6.875% due 01/10/2039	500	737
General Motors Co.
5.200% due 04/01/2045	25	30
6.600% due 04/01/2036	20	27
Gilead Sciences, Inc. 4.150% due 03/01/2047	3,465	4,233
Global Payments, Inc. 4.150% due 08/15/2049	1,700	2,096
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030	2,300	2,461
HCA, Inc. 5.125% due 06/15/2039	2,400	3,073
Heineken NV 4.350% due 03/29/2047	3,000	3,871
Hess Corp. 7.300% due 08/15/2031	1,974	2,584
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029	4,500	4,701
4.000% due 05/01/2031	4,450	4,704
4.875% due 01/15/2030	1,800	1,970
Home Depot, Inc.
4.200% due 04/01/2043	50	65
4.875% due 02/15/2044	160	228
Humana, Inc.
4.625% due 12/01/2042	40	51
4.800% due 03/15/2047	1,600	2,141
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030	500	593
IHS Markit Ltd. 4.250% due 05/01/2029	2,000	2,433
Imperial Brands Finance PLC 3.875% due 07/26/2029	6,700	7,512
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050	1,000	1,161
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,996
Intel Corp. 3.734% due 12/08/2047	83	99
International Business Machines Corp. 4.250% due 05/15/2049	800	1,051
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	800	986
5.000% due 09/26/2048	5,800	7,814

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

International Paper Co. 5.150% due 05/15/2046	1,000	1,388
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,349	1,354
Johnson & Johnson 3.750% due 03/03/2047	160	206
Johnson Controls, Inc.
4.950% due 07/02/2064	20	25
5.700% due 03/01/2041	55	62
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	679
Kansas City Southern
3.125% due 06/01/2026	4,000	4,388
3.500% due 05/01/2050	100	112
4.300% due 05/15/2043	700	825
4.950% due 08/15/2045	3,400	4,352
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	46
6.950% due 01/15/2038	270	370
7.400% due 03/15/2031	100	135
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,786
7.420% due 02/15/2037	2,980	3,945
8.050% due 10/15/2030	3,825	5,345
Kraft Heinz Foods Co. 5.000% due 07/15/2035	1,600	1,940
Kroger Co. 4.450% due 02/01/2047	55	69
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	2,496
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	2,521	3,141
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,513
3.200% due 08/08/2024	200	212
3.500% due 08/18/2026	23,400	25,053
3.900% due 08/08/2029	4,400	4,733
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	459	429
Legacy LifePoint Health LLC 4.375% due 02/15/2027	100	102
Lennar Corp. 4.750% due 11/29/2027	1,000	1,183
Lenovo Group Ltd. 3.421% due 11/02/2030	2,000	2,104
Level 3 Financing, Inc. 3.400% due 03/01/2027	3,100	3,382
Live Nation Entertainment, Inc.
3.750% due 01/15/2028 (a)	1,700	1,722
6.500% due 05/15/2027	1,400	1,568
Lowe's Cos., Inc. 4.050% due 05/03/2047	2,000	2,504
LYB International Finance BV 4.875% due 03/15/2044	55	69
Magellan Midstream Partners LP 3.950% due 03/01/2050	2,300	2,597
Marathon Oil Corp.
5.200% due 06/01/2045	800	918
6.600% due 10/01/2037	500	618
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	2,417
Marriott International, Inc.
3.500% due 10/15/2032	200	219
3.750% due 03/15/2025	1,700	1,833
4.625% due 06/15/2030	1,900	2,231
Masco Corp. 4.500% due 05/15/2047	3,000	3,769
Mattel, Inc. 5.875% due 12/15/2027	1,000	1,113
McDonald's Corp.
4.450% due 09/01/2048	25	33
4.875% due 12/09/2045	85	116
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	11,445
5.250% due 04/26/2026	1,800	1,885
5.625% due 07/17/2027	800	844
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	53
MGM China Holdings Ltd.
5.250% due 06/18/2025	1,700	1,772
5.875% due 05/15/2026	2,138	2,265
Microsoft Corp.
2.525% due 06/01/2050	3,550	3,744
3.700% due 08/08/2046	3,800	4,820
Moody's Corp.
2.550% due 08/18/2060	1,900	1,786

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.875% due 12/17/2048	35	48
MPLX LP
4.125% due 03/01/2027	40	46
4.500% due 04/15/2038	25	29
4.900% due 04/15/2058	1,900	2,263
5.200% due 12/01/2047	60	73
Mylan, Inc. 5.200% due 04/15/2048	1,000	1,320
NBCUniversal Media LLC
5.950% due 04/01/2041	2,400	3,669
6.400% due 04/30/2040	70	110
New York and Presbyterian Hospital 4.063% due 08/01/2056	45	59
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	3,225	4,488
Norfolk Southern Corp.
3.155% due 05/15/2055	7,007	7,665
3.942% due 11/01/2047	109	133
4.450% due 06/15/2045	4,500	5,822
Northern Natural Gas Co. 4.300% due 01/15/2049	5,000	6,087
Northrop Grumman Corp. 4.030% due 10/15/2047	1,600	2,008
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	2,866
4.260% due 11/01/2047	30	36
Novartis Capital Corp. 4.400% due 05/06/2044	35	48
Nutrition & Biosciences, Inc. 2.300% due 11/01/2030	2,000	2,061
NVR, Inc. 3.000% due 05/15/2030	3,600	3,941
NXP BV
3.400% due 05/01/2030	1,000	1,136
4.300% due 06/18/2029	4,000	4,773
5.350% due 03/01/2026	2,000	2,412
5.550% due 12/01/2028	600	765
Occidental Petroleum Corp.
3.200% due 08/15/2026	1,600	1,499
7.000% due 11/15/2027	600	607
7.150% due 05/15/2028	1,722	1,752
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (d)(f)	1,253	8
ONE Gas, Inc.
4.500% due 11/01/2048	20	27
4.658% due 02/01/2044	50	66
ONEOK Partners LP 6.125% due 02/01/2041	7,125	8,573
Oracle Corp.
3.600% due 04/01/2050	8,191	9,566
3.850% due 04/01/2060	10,715	13,177
4.375% due 05/15/2055	1,100	1,446
Ovintiv, Inc. 7.200% due 11/01/2031	4,700	5,564
Owens Corning
3.400% due 08/15/2026	835	923
4.300% due 07/15/2047	6,222	7,491
4.400% due 01/30/2048	800	965
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	6,600	7,086
PepsiCo, Inc. 3.450% due 10/06/2046	135	163
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	1,600	1,713
Petroleos Mexicanos
6.350% due 02/12/2048	17,583	15,970
6.840% due 01/23/2030	5,400	5,662
6.950% due 01/28/2060	4,421	4,160
7.690% due 01/23/2050	502	507
Pfizer, Inc. 5.600% due 09/15/2040	3,000	4,403
Philip Morris International, Inc. 3.875% due 08/21/2042	2,600	3,062
Phillips 66 5.875% due 05/01/2042	25	35
Phillips 66 Partners LP 4.680% due 02/15/2045	40	43
Pioneer Natural Resources Co. 7.200% due 01/15/2028	17,016	21,588
Prosus NV
3.680% due 01/21/2030	1,000	1,090
3.832% due 02/08/2051	2,700	2,652
QVC, Inc. 5.950% due 03/15/2043	2,965	3,128
Raytheon Technologies Corp.
3.125% due 07/01/2050	400	441

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

4.050% due 05/04/2047		1,305	1,626
4.350% due 04/15/2047		700	922
4.450% due 11/16/2038		800	1,009
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	3,600	4,409
RELX Capital, Inc. 3.000% due 05/22/2030		$800	889
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		1,800	1,914
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,920
6.150% due 09/15/2043		500	648
7.250% due 06/15/2037		660	918
Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	2,265
4.950% due 07/15/2029		6,000	6,252
Rogers Communications, Inc. 3.700% due 11/15/2049		1,400	1,657
Rolls-Royce PLC
3.625% due 10/14/2025		1,300	1,311
4.625% due 02/16/2026	EUR	700	928
5.750% due 10/15/2027		$200	222
Royalty Pharma PLC 3.550% due 09/02/2050		4,300	4,598
S&P Global, Inc. 3.250% due 12/01/2049		1,700	1,986
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	918
4.500% due 05/15/2030		7,200	8,539
5.875% due 06/30/2026		1,300	1,573
Sands China Ltd.
4.375% due 06/18/2030		4,500	5,026
5.400% due 08/08/2028		400	469
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	5,062
Scripps Escrow, Inc. 3.875% due 01/15/2029		500	522
Seagate HDD Cayman 4.125% due 01/15/2031		700	750
Shift4 Payments LLC 4.625% due 11/01/2026		300	313
Siemens Financieringsmaatschappij NV 4.200% due 03/16/2047		1,000	1,338
Southern Co.
4.250% due 07/01/2036		3,640	4,470
4.400% due 07/01/2046		35	44
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	76
7.350% due 02/15/2031		1,400	1,881
Southwest Airlines Co. 5.250% due 05/04/2025		800	927
Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,960
5.950% due 09/25/2043		20	26
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		8,800	8,718
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		212	203
Standard Industries, Inc.
4.750% due 01/15/2028		1,405	1,481
5.000% due 02/15/2027		2,500	2,617
Starbucks Corp.
3.500% due 11/15/2050		4,800	5,519
4.500% due 11/15/2048		40	52
Station Casinos LLC 4.500% due 02/15/2028		900	908
Stryker Corp. 2.900% due 06/15/2050		1,900	2,019
Studio City Finance Ltd.
6.500% due 01/15/2028		3,000	3,225
7.250% due 02/11/2024		2,000	2,093
Sutter Health
3.161% due 08/15/2040		350	372
3.361% due 08/15/2050		400	436
Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,686
7.000% due 03/16/2047		6,340	8,467
Syneos Health, Inc. 3.625% due 01/15/2029		900	904
Syngenta Finance NV 5.676% due 04/24/2048		4,300	4,478
T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	4,844
3.600% due 11/15/2060		7,300	7,762
3.875% due 04/15/2030		6,695	7,761

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Takeda Pharmaceutical Co. Ltd. 3.175% due 07/09/2050		2,900	3,091
Telefonica Emisiones S.A. 4.895% due 03/06/2048		7,000	8,808
Tencent Holdings Ltd.
3.240% due 06/03/2050		2,700	2,800
3.290% due 06/03/2060		700	728
3.925% due 01/19/2038		400	459
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,748
8.375% due 06/15/2032		1,275	1,840
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		600	609
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	400	455
1.250% due 03/31/2023		500	592
2.200% due 07/21/2021		$1,037	1,036
6.000% due 04/15/2024		600	637
Texas Eastern Transmission LP 7.000% due 07/15/2032		1,000	1,391
Texas Health Resources 2.328% due 11/15/2050		2,400	2,264
Textron, Inc. 2.450% due 03/15/2031		6,400	6,600
Time Warner Cable LLC
4.500% due 09/15/2042		820	961
5.250% due 07/15/2042	GBP	800	1,556
5.500% due 09/01/2041		$6,225	8,014
5.875% due 11/15/2040		4,520	6,045
6.550% due 05/01/2037		1,400	1,922
6.750% due 06/15/2039		4,984	7,102
7.300% due 07/01/2038		6,900	10,237
Total Capital International S.A. 3.386% due 06/29/2060		4,800	5,461
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	5,690
7.625% due 01/15/2039		1,925	3,002
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	5,399
7.850% due 02/01/2026		3,400	4,461
Transocean Guardian Ltd. 5.875% due 01/15/2024		994	837
Transocean, Inc. 7.250% due 11/01/2025		600	309
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	1,010
TTX Co. 4.600% due 02/01/2049		1,800	2,394
Tyson Foods, Inc.
4.550% due 06/02/2047		200	266
4.875% due 08/15/2034		2,700	3,541
Unigel Luxembourg S.A. 8.750% due 10/01/2026		2,200	2,376
Union Pacific Corp.
2.973% due 09/16/2062		3,300	3,460
3.799% due 10/01/2051		40	49
3.875% due 02/01/2055		35	43
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,631	4,488
3.100% due 01/07/2030		505	513
3.450% due 01/07/2030		4,124	4,088
4.000% due 10/11/2027		557	565
4.150% due 02/25/2033		2,164	2,267
4.300% due 02/15/2027		48	49
4.550% due 08/25/2031		3,816	3,750
5.875% due 04/15/2029		3,600	3,900
UnitedHealth Group, Inc.
3.125% due 05/15/2060		6,700	7,778
3.700% due 08/15/2049		170	213
3.750% due 10/15/2047		200	249
3.875% due 08/15/2059		500	647
University of Southern California 5.250% due 10/01/2111		40	63
Univision Communications, Inc. 5.125% due 02/15/2025		1,900	1,918
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		1,700	2,227
Vale Overseas Ltd.
6.250% due 08/10/2026		3,500	4,345
6.875% due 11/21/2036		6,639	9,747
6.875% due 11/10/2039		1,300	1,938
Vale S.A. 3.750% due 01/10/2023	EUR	1,800	2,348
Verisk Analytics, Inc. 3.625% due 05/15/2050		$2,000	2,331

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

ViacomCBS, Inc. 4.900% due 08/15/2044		5,700	7,120
Virgin Australia Holdings Ltd. 8.125% due 11/15/2024 ^(c)		800	66
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,961
Vmed O2 UK Financing PLC 4.250% due 01/31/2031		$1,800	1,843
VMware, Inc.
3.900% due 08/21/2027		400	451
4.700% due 05/15/2030		2,100	2,529
Walgreen Co. 4.400% due 09/15/2042		400	435
Walgreens Boots Alliance, Inc. 4.800% due 11/18/2044		45	51
Walmart, Inc. 4.050% due 06/29/2048		100	136
Walt Disney Co. 3.500% due 05/13/2040		9,500	11,168
Waste Management, Inc. 4.150% due 07/15/2049		55	73
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	828
Williams Cos., Inc.
5.100% due 09/15/2045		400	495
6.300% due 04/15/2040		1,900	2,527
Woodside Finance Ltd.
3.650% due 03/05/2025		100	108
3.700% due 09/15/2026		1,300	1,416
3.700% due 03/15/2028		1,126	1,201
Wyndham Destinations, Inc. 4.625% due 03/01/2030		2,200	2,330
Wynn Macau Ltd.
5.500% due 01/15/2026		1,700	1,770
5.500% due 10/01/2027		13,700	14,245
Yara International ASA
3.148% due 06/04/2030		100	108
4.750% due 06/01/2028		1,100	1,305
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,090	1,202
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	120	1
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		$205	232
4.450% due 08/15/2045		2,397	2,813
Zoetis, Inc.
4.450% due 08/20/2048		1,225	1,646
4.700% due 02/01/2043		40	55
			1,465,708
UTILITIES 14.9%
AEP Texas, Inc. 4.150% due 05/01/2049		1,600	1,984
Alabama Power Co.
3.450% due 10/01/2049		2,100	2,478
4.150% due 08/15/2044		35	44
Ameren Illinois Co. 3.250% due 03/15/2050		1,000	1,173
American Electric Power Co., Inc. 3.200% due 11/13/2027		50	56
Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,749
3.500% due 12/01/2049		1,400	1,680
4.500% due 04/01/2042		700	904
AT&T, Inc.
3.500% due 09/15/2053		6,630	6,630
3.500% due 02/01/2061		900	896
3.550% due 09/15/2055		15,089	15,039
3.650% due 06/01/2051		9,500	9,948
3.650% due 09/15/2059		34,118	34,288
3.800% due 12/01/2057		30,117	31,405
3.850% due 06/01/2060		14,500	15,231
Atmos Energy Corp.
4.125% due 10/15/2044		25	31
4.125% due 03/15/2049		30	39
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		3,900	4,173
Baltimore Gas & Electric Co. 3.200% due 09/15/2049		4,000	4,476
Bell Canada 4.464% due 04/01/2048		105	140
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		8,370	11,145
5.150% due 11/15/2043		85	117

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

BG Energy Capital PLC 5.125% due 10/15/2041		3,100	4,083
Black Hills Corp.
3.050% due 10/15/2029		2,300	2,511
3.875% due 10/15/2049		1,900	2,239
British Telecommunications PLC 4.250% due 11/08/2049		2,400	2,897
Brooklyn Union Gas Co. 4.487% due 03/04/2049		1,200	1,591
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		4,800	5,100
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	469
Comision Federal de Electricidad 5.750% due 02/14/2042		55	66
Commonwealth Edison Co.
3.650% due 06/15/2046		55	65
4.000% due 03/01/2048		700	887
Consolidated Edison Co. of New York, Inc.
3.700% due 11/15/2059		1,700	1,969
4.500% due 05/15/2058		4,600	6,081
4.625% due 12/01/2054		40	53
4.650% due 12/01/2048		1,900	2,545
Consumers Energy Co. 4.050% due 05/15/2048		2,500	3,277
Dominion Energy, Inc. 5.950% due 06/15/2035		35	49
Drax Finco PLC 6.625% due 11/01/2025		3,200	3,358
DTE Electric Co. 4.050% due 05/15/2048		1,600	2,105
Duke Energy Carolinas LLC
3.200% due 08/15/2049		7,800	8,880
3.875% due 03/15/2046		80	98
3.950% due 03/15/2048		6,000	7,529
Duke Energy Corp.
3.950% due 08/15/2047		2,300	2,800
4.800% due 12/15/2045		85	112
Duke Energy Florida LLC
3.400% due 10/01/2046		55	63
4.200% due 07/15/2048		25	32
Duke Energy Progress LLC 3.600% due 09/15/2047		900	1,091
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030		700	725
E.ON International Finance BV 6.650% due 04/30/2038		600	896
Edison International 5.750% due 06/15/2027		1,400	1,677
Electricite de France S.A. 4.950% due 10/13/2045		2,150	2,766
Emera U.S. Finance LP 4.750% due 06/15/2046		2,100	2,690
Enable Midstream Partners LP 5.000% due 05/15/2044		2,512	2,427
Enel Finance International NV 4.750% due 05/25/2047		3,000	3,995
Exelon Corp. 5.625% due 06/15/2035		200	271
Exelon Generation Co. LLC 5.600% due 06/15/2042		2,195	2,502
FirstEnergy Transmission LLC 5.450% due 07/15/2044		6,330	8,032
Florida Power & Light Co. 4.125% due 06/01/2048		120	159
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,100	2,205
6.000% due 11/27/2023		4,600	5,148
Gazprom OAO Via Gaz Capital S.A.
3.125% due 11/17/2023	EUR	2,600	3,388
4.250% due 04/06/2024	GBP	7,000	10,226
5.150% due 02/11/2026		$8,400	9,594
Georgia Power Co.
4.300% due 03/15/2042		80	102
4.750% due 09/01/2040		25	33
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,700	1,768
Gulf Power Co. 4.550% due 10/01/2044		4,000	4,892
Indiana Michigan Power Co.
4.250% due 08/15/2048		20	26
4.550% due 03/15/2046		400	524
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		1,600	1,853
Jersey Central Power & Light Co. 6.150% due 06/01/2037		250	321

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Kentucky Utilities Co. 4.375% due 10/01/2045		2,300	2,991
Louisville Gas & Electric Co. 4.250% due 04/01/2049		2,200	2,841
MidAmerican Energy Co.
3.650% due 08/01/2048		75	92
4.250% due 05/01/2046		3,450	4,496
4.250% due 07/15/2049		4,225	5,673
Mississippi Power Co. 4.250% due 03/15/2042		1,700	2,058
Monongahela Power Co. 5.400% due 12/15/2043		4,224	5,728
Nevada Power Co. 3.125% due 08/01/2050		5,300	5,875
New England Power Co. 3.800% due 12/05/2047		6,300	7,450
New York State Electric & Gas Corp. 3.300% due 09/15/2049		500	541
NGPL PipeCo LLC 7.768% due 12/15/2037		1,800	2,437
NiSource, Inc.
3.950% due 03/30/2048		1,245	1,532
4.375% due 05/15/2047		1,800	2,288
5.650% due 02/01/2045		500	720
5.800% due 02/01/2042		300	421
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		92	88
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,085	285
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		742	703
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^		5,506	771
Ohio Power Co. 4.000% due 06/01/2049		85	107
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)		1,400	1,491
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049		110	137
ONEOK, Inc.
4.950% due 07/13/2047		4,100	4,581
5.200% due 07/15/2048		2,450	2,860
Orange S.A.
5.375% due 01/13/2042		20	28
9.000% due 03/01/2031		715	1,176
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,400	2,406
3.300% due 08/01/2040		2,700	2,698
3.450% due 07/01/2025		400	434
3.500% due 08/01/2050		7,850	7,820
3.750% due 07/01/2028		2,400	2,624
3.950% due 12/01/2047		4,800	4,980
4.000% due 12/01/2046		100	104
4.500% due 07/01/2040		3,700	4,136
4.500% due 12/15/2041		2,900	3,037
4.550% due 07/01/2030		5,700	6,499
4.650% due 08/01/2028		1,300	1,486
4.950% due 07/01/2050		2,100	2,505
PacifiCorp
4.125% due 01/15/2049		3,700	4,757
6.000% due 01/15/2039		90	134
Parsley Energy LLC 4.125% due 02/15/2028		1,100	1,168
Petrobras Global Finance BV
5.093% due 01/15/2030		1,935	2,165
6.250% due 12/14/2026	GBP	900	1,466
6.625% due 01/16/2034		150	251
6.750% due 06/03/2050		$6,800	8,458
6.900% due 03/19/2049		900	1,143
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		2,900	3,241
3.640% due 11/01/2046		1,000	1,147
PPL Capital Funding, Inc. 4.000% due 09/15/2047		1,700	1,984
PT Perusahaan Listrik Negara 4.000% due 06/30/2050		4,000	4,113
Public Service Electric & Gas Co. 3.650% due 09/01/2028		25	29
Puget Energy, Inc. 4.100% due 06/15/2030		500	566
Puget Sound Energy, Inc. 4.223% due 06/15/2048		2,700	3,455
Rio Oil Finance Trust
8.200% due 04/06/2028		4,508	5,083
9.250% due 07/06/2024		2,463	2,734

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

San Diego Gas & Electric Co.
3.750% due 06/01/2047	1,895	2,222
4.100% due 06/15/2049	1,578	1,972
4.150% due 05/15/2048	2,795	3,521
4.500% due 08/15/2040	2,700	3,441
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	6,805
Sempra Energy
4.000% due 02/01/2048	925	1,102
6.000% due 10/15/2039	2,935	4,213
Shell International Finance BV
3.625% due 08/21/2042	1,000	1,169
3.750% due 09/12/2046	165	200
4.000% due 05/10/2046	110	139
4.550% due 08/12/2043	120	159
Southern California Edison Co.
3.600% due 02/01/2045	1,400	1,553
3.900% due 12/01/2041	3,800	4,097
3.900% due 03/15/2043	8,500	9,646
4.000% due 04/01/2047	6,900	8,105
4.050% due 03/15/2042	2,000	2,296
4.125% due 03/01/2048	700	837
4.650% due 10/01/2043	2,300	2,854
4.875% due 03/01/2049	1,000	1,321
5.950% due 02/01/2038	1,500	2,040
6.050% due 03/15/2039	4,500	6,111
6.650% due 04/01/2029	1,000	1,260
Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,909
3.950% due 02/15/2050	3,500	4,383
4.300% due 01/15/2049	3,640	4,781
5.125% due 11/15/2040	300	415
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	59
4.400% due 05/30/2047	3,400	4,277
Southern Power Co.
4.950% due 12/15/2046	85	102
5.150% due 09/15/2041	65	80
Southwestern Electric Power Co. 6.200% due 03/15/2040	8,200	12,036
Sprint Corp. 7.250% due 09/15/2021	5,569	5,802
Tampa Electric Co. 4.450% due 06/15/2049	5,100	6,687
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,700	1,551
Union Electric Co. 2.625% due 03/15/2051	7,400	7,757
Verizon Communications, Inc.
2.875% due 11/20/2050	3,000	3,026
2.987% due 10/30/2056	3,887	3,913
3.000% due 11/20/2060	11,700	11,781
4.522% due 09/15/2048	232	303
4.862% due 08/21/2046	3,500	4,730
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,850	1,860
3.800% due 09/15/2047	300	371
Vodafone Group PLC
4.375% due 02/19/2043	400	496
4.875% due 06/19/2049	1,980	2,647
5.250% due 05/30/2048	5,150	7,165
Washington Gas Light Co. 3.650% due 09/15/2049	900	1,082
Xcel Energy, Inc. 4.800% due 09/15/2041	40	51
		560,116
Total Corporate Bonds & Notes (Cost $2,592,516)		2,957,502
MUNICIPAL BONDS & NOTES 3.2%
CALIFORNIA 0.5%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	3,532
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,897
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	1,076
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	5,000	7,088
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009 6.322% due 05/15/2036	300	438
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	633

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	1,175
		17,839
FLORIDA 0.2%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	6,100	6,336
GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	10,010	15,494
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	995	1,035
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	332	425
7.750% due 01/01/2042	68	74
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,738
		4,272
INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	1,229
NEW YORK 0.7%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.267% due 05/01/2027	13,200	16,429
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	8,400	9,430
		25,859
OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,095	7,243
7.834% due 02/15/2041	4,990	8,118
8.084% due 02/15/2050	1,000	1,880
		17,241
PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	16,461
TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010 4.848% due 09/15/2027	3,610	4,357
TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	5,585
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	54
		5,639
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	3,075	3,219
WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,100	1,440
Total Municipal Bonds & Notes (Cost $92,140)		119,386
U.S. GOVERNMENT AGENCIES 4.7%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049	140	150
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2051 - 03/01/2051	31,950	33,091

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

2.500% due 03/01/2051	136,060	142,959
Total U.S. Government Agencies (Cost $175,736)		176,200
U.S. TREASURY OBLIGATIONS 22.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	28,370	28,009
1.375% due 08/15/2050 (j)	116,970	109,330
1.625% due 11/15/2050 (j)	66,838	66,457
2.000% due 02/15/2050 (j)	30,700	33,282
2.250% due 08/15/2049 (j)(l)(n)	36,311	41,480
2.375% due 11/15/2049 (j)(l)	37,426	43,886
3.000% due 08/15/2048 (j)(l)	168,500	221,281
3.000% due 02/15/2049 (j)	194,636	256,296
U.S. Treasury Inflation Protected Securities (e)
0.375% due 01/15/2027 (l)	593	662
0.500% due 01/15/2028 (l)	6,344	7,196
1.000% due 02/15/2049 (j)	2,773	3,909
U.S. Treasury Notes
0.625% due 08/15/2030 (j)	17,253	16,814
Total U.S. Treasury Obligations (Cost $733,931)		828,602
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Funding Trust
5.500% due 01/25/2036	228	211
5.750% due 03/25/2036	163	167
Bear Stearns Adjustable Rate Mortgage Trust 3.037% due 11/25/2034 ~	636	628
Bear Stearns ALT-A Trust 3.236% due 11/25/2034 ~	30	30
Chase Mortgage Finance Trust 3.294% due 12/25/2037 ^~	228	202
Citigroup Mortgage Loan Trust 0.628% due 11/25/2036 •	193	195
Countrywide Alternative Loan Trust 0.808% due 09/25/2035 •	373	286
Countrywide Home Loan Mortgage Pass-Through Trust 2.918% due 04/20/2035 ~	3	3
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058	2,030	2,039
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.288% due 07/25/2047 •	204	189
GSMPS Mortgage Loan Trust 0.498% due 03/25/2035 •	856	781
IndyMac Mortgage Loan Trust 0.748% due 07/25/2035 •	394	371
JPMorgan Mortgage Trust 2.230% due 11/25/2033 ~	8	8
Merrill Lynch Mortgage Investors Trust 2.650% due 05/25/2033 ~	9	9
NAAC Reperforming Loan REMIC Trust Certificates 0.598% due 02/25/2035 ^•	1,224	1,040
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	10,613	11,171
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.218% due 02/25/2035 •	618	623
3.385% due 08/25/2035 ~	134	139
Residential Accredit Loans, Inc. Trust 3.907% due 02/25/2035 ^~	612	519
Residential Funding Mortgage Securities, Inc. Trust 4.184% due 02/25/2036 ^~	297	272
Sequoia Mortgage Trust 0.778% due 05/20/2034 •	633	635
Structured Adjustable Rate Mortgage Loan Trust 2.814% due 03/25/2034 ~	13	13
WaMu Mortgage Pass-Through Certificates Trust
0.588% due 07/25/2044 •	260	257
1.773% due 11/25/2041 ~	177	170
Total Non-Agency Mortgage-Backed Securities (Cost $19,085)		19,958
ASSET-BACKED SECURITIES 1.2%
ACE Securities Corp. Home Equity Loan Trust 0.943% due 01/25/2035 •	857	849
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	2,288	1,809
Aircraft Certificate Owner Trust 7.001% due 09/20/2022 «	915	907
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.823% due 07/25/2035 •	819	818
1.018% due 07/25/2034 •	323	324
Asset-Backed Securities Corp. Home Equity Loan Trust 1.108% due 07/25/2035 •	1,787	1,794

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Bayview Financial Acquisition Trust 6.101% due 05/28/2037 þ		7	8
Bear Stearns Asset-Backed Securities Trust
0.778% due 12/25/2035 •		1,625	1,626
0.888% due 01/25/2034 •		3	3
ECAF Ltd. 4.947% due 06/15/2040		2,746	2,503
First Franklin Mortgage Loan Trust 0.883% due 09/25/2035 •		162	165
JPMorgan Mortgage Acquisition Corp. 0.868% due 12/25/2035 •		3,700	3,668
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		1,067	978
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		2,670	2,564
Lehman XS Trust 0.948% due 10/25/2035 •		102	102
MAPS Ltd. 4.212% due 05/15/2043		1,510	1,447
METAL LLC 4.581% due 10/15/2042		2,150	1,724
RAAC Trust
0.628% due 03/25/2037 •		136	136
0.908% due 10/25/2046 •		100	98
RBSSP Resecuritization Trust 0.310% due 11/26/2036 •		825	817
Residential Asset Mortgage Products Trust 0.398% due 08/25/2046 •		539	539
RR 7 Ltd. 1.587% due 01/15/2033 •		10,500	10,528
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		2,053	1,996
Saxon Asset Securities Trust 0.943% due 03/25/2035 ^•		358	352
SLM Student Loan Trust 1.715% due 04/25/2023 •		2,251	2,252
Sprite Ltd. 4.250% due 12/15/2037		1,608	1,526
START Ireland 4.089% due 03/15/2044		817	799
Towd Point Mortgage Trust 1.148% due 05/25/2058 •		696	702
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	3,241
Total Asset-Backed Securities (Cost $44,708)			44,275
SOVEREIGN ISSUES 4.2%
Argentina Government International Bond
0.125% due 07/09/2041 þ		16,048	6,110
0.125% due 07/09/2046 þ		172	63
1.000% due 07/09/2029		253	111
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,840	12
Chile Government International Bond 3.860% due 06/21/2047		$40	49
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	2,713
3.875% due 04/16/2050		3,400	4,155
Indonesia Government International Bond 4.200% due 10/15/2050		2,500	2,994
Mexico Government International Bond 3.771% due 05/24/2061		11,900	12,424
Panama Government International Bond 4.500% due 05/15/2047		35	45
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,000	1,437
5.400% due 08/12/2034		2,200	672
5.940% due 02/12/2029		59,700	20,582
6.150% due 08/12/2032		28,400	9,539
6.350% due 08/12/2028		28,929	10,158
6.950% due 08/12/2031		1,000	359
8.200% due 08/12/2026		64,680	24,269
Qatar Government International Bond
3.750% due 04/16/2030		$1,500	1,768
4.817% due 03/14/2049		1,000	1,367
Russia Government International Bond
7.650% due 04/10/2030	RUB	1,746,300	26,661
8.500% due 09/17/2031		1,102,500	17,892
South Africa Government International Bond
5.750% due 09/30/2049		$9,000	9,048
10.500% due 12/21/2026	ZAR	30,500	2,463
Ukraine Government International Bond
7.375% due 09/25/2032		$1,000	1,102

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

7.750% due 09/01/2021	2,000	2,076
Total Sovereign Issues (Cost $157,849)		158,069
	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(h)	32,402	243
Total Common Stocks (Cost $944)		243
WARRANTS 0.0%

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	8,823	3
Total Warrants (Cost $23)		3
PREFERRED SECURITIES 5.4%
BANKING & FINANCE 3.6%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)	40,000	4,395
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)	3,000,000	3,751
Banco Santander S.A. 6.250% due 09/11/2021 •(f)(g)	9,700,000	12,155
Bank of America Corp.
5.125% due 06/20/2024 •(f)	1,100,000	1,164
5.875% due 03/15/2028 •(f)	1,100,000	1,246
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	7,000,000	7,402
5.000% due 12/01/2027 •(f)	2,500,000	2,672
5.375% due 06/01/2025 •(f)	1,500,000	1,674
Citigroup, Inc.
4.000% due 12/10/2025 •(f)	4,000,000	4,115
4.700% due 01/30/2025 •(f)	4,800,000	4,941
5.000% due 09/12/2024 •(f)	3,000,000	3,126
5.950% due 05/15/2025 •(f)	7,000,000	7,665
Citizens Financial Group, Inc. 5.650% due 10/06/2025 •(f)	3,600,000	4,051
CoBank ACB 6.250% due 10/01/2026 •(f)	3,700,000	4,051
Depository Trust & Clearing Corp. 3.384% due 03/15/2021 ~(f)	8,250,000	7,941
Discover Financial Services
5.500% due 10/30/2027 •(f)	1,500,000	1,611
6.125% due 06/23/2025 •(f)	5,200,000	5,882
Goldman Sachs Group, Inc. 4.400% due 02/10/2025 •(f)	4,000,000	4,100
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(f)	400,000	800
HSBC Capital Funding LP 10.176% due 06/30/2030 •(f)	2,600,000	4,446
JPMorgan Chase & Co.
3.684% (US0003M + 3.470%) due 04/30/2021 ~(f)	7,334,000	7,284
4.000% due 04/01/2025 •(f)(j)	7,500,000	7,626
4.600% due 02/01/2025 •(f)	4,500,000	4,652
5.000% due 08/01/2024 •(f)	277,000	292
6.125% due 04/30/2024 •(f)	6,877,000	7,498
Nationwide Building Society 10.250% ~	6,800	1,647
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	54,575	1,501
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)	22,800	646
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	1,200,000	1,374
U.S. Bancorp 5.300% due 04/15/2027 •(f)	3,600,000	4,058
Wachovia Capital Trust 5.570% due 02/01/2021 •(f)	1,180,000	1,198
Wells Fargo & Co.
4.750% due 03/15/2025 (f)	98,700	2,608

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.900% due 06/15/2024 •(f)	5,300,000	5,643
		133,215
INDUSTRIALS 0.8%
Energy Transfer Operating LP 6.750% due 05/15/2025 •(f)	1,500,000	1,374
General Electric Co. 5.000% due 03/15/2021 •(f)	18,400,000	17,085
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (f)	11,000,000	11,234
		29,693
UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)	1,148,058	30,830
AT&T, Inc. 2.875% due 03/02/2025 •(f)	1,500,000	1,848
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(f)	2,200,000	2,305
Sempra Energy 4.875% due 10/15/2025 •(f)	3,000,000	3,214
		38,197
Total Preferred Securities (Cost $193,225)		201,105
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (i) 0.0%		1,098
SHORT-TERM NOTES 0.1%
Kaisa Group Holdings Ltd. 6.750% due 02/18/2021	$200	201
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~	3,600	3,602
		3,803
Total Short-Term Instruments (Cost $4,898)		4,901
Total Investments in Securities (Cost $4,119,968)		4,612,473
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,705	155
Total Short-Term Instruments (Cost $154)		155
Total Investments in Affiliates (Cost $154)		155
Total Investments 122.7% (Cost $4,120,122)		$4,612,628
Financial Derivative Instruments (k)(m) 0.1%(Cost or Premiums, net $16,760)		5,713
Other Assets and Liabilities, net (22.8)%		(857,814)
Net Assets 100.0%		$3,760,527

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	09/24/2020	$30,935	$30,830	0.82%
AWAS Aviation Capital Ltd.4.870% due 10/03/2021	10/02/2014	7,344	7,427	0.20
Morgan Stanley7.500% due 04/02/2032	02/11/2020	9,659	9,734	0.26
Pinnacol Assurance8.625% due 06/25/2034	06/23/2014	7,000	8,915	0.24
Westmoreland Mining Holdings LLC	12/08/2014	944	243	0.01
$55,882	$57,149	1.53%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$1,098	U.S. Treasury Bills 0.000% due 12/30/2021	$(1,120)	$1,098	$1,098
Total Repurchase Agreements	$(1,120)	$1,098	$1,098
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.090%	12/23/2020	01/06/2021	$(107,388)	$(107,391)
0.100	12/30/2020	01/04/2021	(27,214)	(27,214)
0.160	12/01/2020	01/12/2021	(60,203)	(60,212)
0.160	12/02/2020	01/07/2021	(8,416)	(8,417)
0.160	12/11/2020	01/11/2021	(20,039)	(20,041)
0.160	12/15/2020	01/15/2021	(20,532)	(20,534)
BRC	0.150	06/22/2020	TBD(2)	(1,635)	(1,636)
BSN	0.160	12/14/2020	01/13/2021	(20,206)	(20,208)
GRE	0.180	10/28/2020	01/28/2021	(4,162)	(4,163)
IND	0.150	12/16/2020	02/11/2021	(143,892)	(143,903)
0.150	12/18/2020	02/11/2021	(2,120)	(2,120)
0.150	12/29/2020	01/05/2021	(71,265)	(71,267)
0.150	12/30/2020	01/06/2021	(111,528)	(111,531)
JPS	0.060	12/08/2020	01/07/2021	(65,835)	(65,839)
Total Reverse Repurchase Agreements	$(664,476)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty					Borrowing Rate(1)		Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
TDL					0.100%		12/31/2020	01/04/2021		$(33,794)	$(33,794)
UBS					0.160		11/27/2020	01/21/2021		(72,924)	(72,936)
					0.160		12/23/2020	01/21/2021		(20,576)	(20,577)
					0.170		11/27/2020	01/11/2021		(24,138)	(24,143)
					0.170		12/23/2020	01/11/2021		(65,046)	(65,050)
Total Sale-Buyback Transactions											$(216,500)
SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA							2.000%	02/01/2051	$18,100	$(18,712)	$(18,767)
Total Short Sales (0.5)%										$(18,712)	$(18,767)
(j)					Securities with an aggregate market value of $880,021 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(604,718) at a weighted average interest rate of 0.241%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(3)					Payable for sale-buyback transactions includes $(10) of deferred price drop.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures					$169.000		01/22/2021	50	$50	$(39)	$(16)
Put - CBOT U.S. Treasury Bond February 2021 Futures					170.000		01/22/2021	9	9	(6)	(4)
Put - CBOT U.S. Treasury Bond February 2021 Futures					171.000		01/22/2021	51	51	(53)	(37)
Call - CBOT U.S. Treasury Bond February 2021 Futures					177.000		01/22/2021	9	9	(6)	(3)
Call - CBOT U.S. Treasury Bond February 2021 Futures					178.000		01/22/2021	50	50	(40)	(9)
Call - CBOT U.S. Treasury Bond February 2021 Futures					179.000		01/22/2021	51	51	(33)	(6)
Total Written Options										$(177)	$(75)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
										Variation Margin
Description					Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures					03/2021	187	$32,386		$(415)	$64	$0
Total Futures Contracts								$(415)		$64	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Credit Co. LLC	(5.000)%	Quarterly	06/20/2022	1.544%	$1,400		$(152)	$79	$(73)	$0	$0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.975	3,800		5	(10)	(5)	1	0
							$(147)	$69	$(78)	$1	$0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	12/20/2025	0.801%	EUR	1,400	$13	$5	$18	$0	$(1)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	2.665	$8,300	(43)	523	480	6	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	1.513	600	104	(83)	21	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	1.671	1,400	263	(192)	71	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	2.078	4,200	480	(120)	360	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.867	600	72	(17)	55	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2023	0.523	1,400	9	8	17	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.682	4,200	(93)	141	48	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.764	4,000	(63)	102	39	2	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.584	1,200	186	(27)	159	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.399	3,900	66	29	95	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914	EUR	4,950	(850)	369	(481)	0	(3)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.020	1,500	(145)	(24)	(169)	0	0
Telefonica Emisiones S.A.	1.000	Quarterly	12/20/2024	0.700	3,200	70	(22)	48	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.411	3,400	32	56	88	0	(2)
$101	$748	$849	$9	$(10)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,504	$(44)	$55	$11	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	1,598	(58)	71	13	1	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	846	(17)	23	6	0	0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	4,324	(201)	230	29	2	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	20,492	(932)	1,066	134	11	0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	4,940	(442)	438	(4)	3	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	3,800	(240)	150	(90)	3	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	33,375	1,743	1,190	2,933	48	0
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	1,068	(56)	157	101	2	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	14,444	(40)	1,408	1,368	26	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	59,100	4,280	1,346	5,626	117	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	117,750	1,907	85	1,992	71	0
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	15,700	(36)	65	29	18	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	92,000	(546)	2,086	1,540	61	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	596,100	13,174	1,663	14,837	404	0
CDX.IG-35 10-Year Index	1.000	Quarterly	12/20/2030	34,000	51	251	302	43	0
iTraxx Asia Ex-Japan 32 5-Year Index	1.000	Quarterly	12/20/2024	16,300	290	133	423	0	(2)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	121,200	3,240	675	3,915	16	0
$22,073	$11,092	$33,165	$826	$(2)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	25,200	$5	$876	$881	$31	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026	45,300	9	(27)	(18)	69	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		75,100	(274)	(498)	(772)	0	(236)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		9,600	(763)	34	(729)	0	(106)
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	BRL	210,100	0	(15)	(15)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		150,900	0	(12)	(12)	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		43,900	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		57,800	(2)	73	71	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		347,100	57	484	541	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	23,100	0	461	461	13	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		15,700	32	259	291	9	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		12,500	(50)	714	664	31	0
Pay	3-Month CNY-CNREPOFIX	2.645	Quarterly	07/15/2025	CNY	49,600	0	8	8	3	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	07/16/2025		37,600	0	(1)	(1)	2	0
Pay	3-Month CNY-CNREPOFIX	2.611	Quarterly	08/04/2025		12,600	0	(2)	(2)	1	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	08/07/2025		11,000	0	(2)	(2)	1	0
Pay	3-Month CNY-CNREPOFIX	2.625	Quarterly	08/07/2025		11,000	0	0	0	1	0
Pay	3-Month CNY-CNREPOFIX	2.633	Quarterly	08/10/2025		16,300	0	0	0	1	0
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025		12,330	0	(5)	(5)	1	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025		18,510	0	(5)	(5)	2	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025		37,010	0	7	7	3	0
Pay (6)	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		46,500	0	38	38	1	0
Pay (6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		3,000	0	3	3	0	0
Pay (6)	3-Month CNY-CNREPOFIX	2.828	Quarterly	03/17/2026		11,800	0	13	13	0	0
Pay (6)	3-Month CNY-CNREPOFIX	2.848	Quarterly	03/17/2026		7,300	0	9	9	0	0
Pay (6)	3-Month CNY-CNREPOFIX	2.873	Quarterly	03/17/2026		7,300	0	10	10	0	0
Pay (6)	3-Month CNY-CNREPOFIX	2.884	Quarterly	03/17/2026		33,500	0	50	50	1	0
Pay	3-Month USD-LIBOR	2.940	Semi-Annual	02/20/2022		$50	1	1	2	0	0
Pay	3-Month USD-LIBOR	0.990	Semi-Annual	09/01/2050		5,900	(37)	(581)	(618)	19	0
Pay	3-Month USD-LIBOR	0.970	Semi-Annual	09/10/2050		5,200	(38)	(535)	(573)	16	0
Pay	3-Month USD-LIBOR	0.984	Semi-Annual	09/14/2050		5,800	(45)	(574)	(619)	18	0
Pay	3-Month USD-LIBOR	1.214	Semi-Annual	10/13/2050		4,400	(42)	(172)	(214)	15	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	10/27/2050		5,400	(33)	(182)	(215)	19	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050		5,700	(40)	(188)	(228)	20	0
Pay (6)	3-Month USD-LIBOR	1.400	Semi-Annual	01/04/2051		5,100	(88)	70	(18)	18	0
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	473,400	64	421	485	120	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		14,900	0	6	6	4	0
Pay	3-Month ZAR-JIBAR	4.920	Quarterly	12/21/2025		100,000	0	58	58	25	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	EUR	24,800	53	24	77	0	(7)
Receive(6)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		4,600	(31)	0	(31)	0	(2)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	367	427	6	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	360	(761)	2	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		2,666,300	(943)	(144)	(1,087)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		33,400	0	(8)	(8)	0	0
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	800	32	340	372	2	0
							$(3,194)	$1,730	$(1,464)	$454	$(351)
Total Swap Agreements							$18,833	$13,639	$32,472	$1,290	$(363)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

(l)

Securities with an aggregate market value of $49,464 and cash of $23,501 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021		$18,541	JPY	1,928,249	$134	$0
	01/2021		4,173	PLN	16,140	148	0
	03/2021	HKD	1,834		$237	0	0
BPS	01/2021		$1,413	PLN	5,476	53	0
	02/2021	RUB	575,926		$7,815	64	0
	03/2021		$5,162	IDR	73,647,655	103	0
	03/2021		3,773	INR	280,806	43	0
CBK	01/2021	PEN	1,929		$547	14	0
	01/2021	RUB	69,064		898	0	(35)
	01/2021		$1,805	JPY	187,987	16	0
	01/2021		71	PLN	266	1	0
	02/2021	PEN	51,324		$14,091	0	(91)
	02/2021	RUB	261,337		3,491	10	(36)
	02/2021		$2,302	MXN	52,863	345	0
	03/2021	PEN	15,700		$4,384	46	0
	03/2021		$3,982	MXN	89,877	494	0
	05/2021	PEN	114,010		$31,658	170	0
	05/2021		$480	MXN	10,526	41	0
GLM	01/2021	BRL	18,780		$3,695	79	0
	01/2021	JPY	3,954,035		38,203	0	(93)
	01/2021	PEN	4,033		1,119	5	0
	01/2021	RUB	85,976		1,122	0	(39)
	01/2021		$3,716	BRL	18,780	0	(100)
	01/2021		5,110	PEN	18,421	0	(21)
	01/2021		3,779	ZAR	57,582	130	0
	02/2021	RUB	308,536		$4,047	0	(106)
	02/2021		$3,693	BRL	18,780	0	(79)
	02/2021		38,214	JPY	3,954,035	93	0
	03/2021	CNH	1,273		$193	0	(2)
	04/2021	PEN	18,421		5,107	19	0
HUS	01/2021	BRL	26,970		5,330	138	0
	01/2021	GBP	26,401		35,319	0	(786)
	01/2021	PEN	18,421		5,185	96	0
	01/2021		$5,190	BRL	26,970	3	0
	01/2021		3,332	JPY	347,287	31	0
	01/2021		2,453	MXN	49,135	12	0
	01/2021		3,555	PLN	13,565	77	0
	02/2021	RUB	379,526		$5,088	8	(26)
	02/2021		$5,327	BRL	26,970	0	(137)
	03/2021		191	CNY	1,268	3	0
	03/2021		3,773	INR	280,881	44	0
JPM	01/2021	BRL	16,011		$3,081	0	(2)
	01/2021		$3,159	BRL	16,011	0	(76)
	01/2021	ZAR	15,821		$1,066	2	(11)
	03/2021		$8,444	COP	30,933,206	603	0
MYI	01/2021		265	PLN	1,010	5	0
RBC	01/2021	ZAR	22,784		$1,546	0	0
SCX	01/2021	EUR	17,354		20,783	0	(417)
	02/2021		17,354		21,248	33	0
SSB	01/2021	BRL	10,959		2,109	0	(1)
	01/2021		$2,064	BRL	10,959	46	0
TOR	01/2021		14,288	JPY	1,490,513	148	0
	03/2021		3,386	MXN	69,433	72	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

UAG	02/2021	RUB	906,755	$11,987	10	(226)
Total Forward Foreign Currency Contracts	$3,339	$(2,284)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	7,320	$834	$807
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	4,850	535	534
Total Purchased Options	$1,369	$1,341
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	7,500	$(13)	$(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	3,600	(7)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	3,600	(5)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	13,200	(12)	(9)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	20,400	(33)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	3,500	(5)	(5)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	2,100	(15)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	10,300	(29)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	3,700	(5)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	7,000	(3)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	3,200	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	7,000	(7)	(6)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	1,500	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	6,700	(7)	(9)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	5,200	(10)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	6,700	(12)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	7,400	(14)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	6,400	(8)	(5)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	19,900	(16)	(11)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	6,900	(6)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	10,400	(14)	(14)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	19,900	(19)	(22)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	6,900	(8)	(7)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	6,900	(4)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	6,900	(10)	(12)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	14,700	(31)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	7,100	(9)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	6,600	(9)	(9)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	14,200	(7)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	14,200	(25)	(24)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	3,600	(6)	(5)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	3,700	(6)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	3,400	(4)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	1,500	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	7,000	(11)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	7,300	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	7,300	(9)	(4)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	3,600	(5)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	3,000	(7)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	7,300	(11)	(6)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	4,400	(3)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	11,100	(8)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	3,800	(4)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,600	(2)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	6,500	(5)	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	10,000	(8)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	7,500	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	7,500	(8)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	13,200	(9)	(8)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	7,400	(5)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	13,200	(14)	(15)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	7,400	(9)	(6)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	6,700	(12)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	6,800	(14)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	3,800	(7)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	6,800	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	6,800	(7)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	7,000	(9)	(6)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	6,500	(8)	(5)
$(556)	$(267)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC USD versus CNH	CNH	6.420	02/26/2021	8,192	$(36)	$(28)
Call - OTC USD versus CNH	6.660	02/26/2021	8,192	(36)	(29)
$(72)	$(57)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	21,960	$(815)	$(805)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.012	01/14/2021	4,500	(36)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.015	01/14/2021	4,500	(36)	(19)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298	01/11/2021	5,600	(48)	(11)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.598	01/11/2021	5,600	(48)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.830	01/22/2021	8,100	(33)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/22/2021	8,100	(33)	(15)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	14,550	(526)	(533)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/19/2021	5,500	(63)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/19/2021	5,500	(63)	(57)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/04/2021	5,200	(32)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/04/2021	5,200	(32)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.165	01/11/2021	7,400	(55)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	2,600	(13)	(4)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.485	01/11/2021	7,400	(55)	(31)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	2,600	(13)	(2)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.110	01/15/2021	5,200	(48)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450	01/15/2021	5,200	(48)	(55)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	5,300	(60)	(3)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	5,300	(60)	(41)
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/07/2021	5,600	(47)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2021	5,600	(46)	(2)
$(2,210)	$(1,610)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	2,000	$(7)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	3,000	(10)	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	4,000	(14)	(28)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	3,000	(13)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	2,500	(10)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	3,600	(6)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	2,700	(6)	(12)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	3,500	(6)	(17)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,700	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	3,000	(18)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	3,500	(9)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	3,500	(9)	(8)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			102.141	03/04/2021		1,000	(3)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051			104.141	03/04/2021		1,000	(1)		(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.367	02/04/2021		800	(2)		(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.406	02/04/2021		4,100	(13)		(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051			98.703	02/04/2021		1,600	(4)		(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			102.750	02/04/2021		1,000	(3)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			103.750	02/04/2021		1,000	(2)		(5)
								$(140)		$(131)
Total Written Options								$(2,978)		$(2,065)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.623%	$2,800	$(26)	$74	$48	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	3,400	(91)	107	16	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	2,500	(30)	73	43	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	1,900	(31)	66	35	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	1,000	(61)	19	0	(42)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.344	1,700	19	26	45	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.335	5,800	70	86	156	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.522	2,600	(15)	65	50	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.377	2,200	(42)	11	0	(31)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	0.974	1,600	(58)	60	2	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	3,000	(30)	81	51	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.641	2,700	(27)	66	39	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	400	(21)	4	0	(17)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	2,000	29	25	54	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.700	500	(19)	6	0	(13)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.294	2,200	33	30	63	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.344	3,500	34	59	93	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	0.468	1,400	(38)	57	19	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	500	(5)	13	8	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	1,400	5	16	21	0
	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.152	26,000	(765)	991	226	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	0.368	2,300	(64)	86	22	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	400	(10)	12	2	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.593	900	(1)	18	17	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	5,000	(49)	134	85	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	7,200	(81)	204	123	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.323	700	(6)	18	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	2,400	(42)	88	46	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	2,800	(23)	72	49	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.744	2,700	(244)	132	0	(112)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.593	900	(1)	18	17	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	1,200	20	12	32	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.700	2,700	(108)	36	0	(72)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	7,700	(122)	268	146	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	4,400	(59)	140	81	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.880	3,300	(327)	338	11	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	12,700	(237)	478	241	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	1,800	(29)	62	33	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.393	3,400	47	26	73	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.452	1,700	23	15	38	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.880		1,700	(171)	177	6	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.593		1,200	0	22	22	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.088		3,500	43	22	65	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.409		3,400	66	15	81	0
	Entergy Corp.	1.000	Quarterly	03/20/2021	0.036		2,500	(271)	277	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566		11,200	(75)	272	197	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812		7,400	(102)	173	71	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.522		1,800	0	35	35	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376		7,550	(139)	283	144	0
								$(3,031)	$5,368	$2,624	$(287)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%		5.000%	Quarterly	12/20/2021		$2,000	$304	$(208)	$96	$0
BPS	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,100	128	(13)	115	0
BRC	iTraxx Japan 34 5-Year Index		1.000	Quarterly	12/20/2025	JPY	27,600	4	3	7	0
CBK	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$250	20	(8)	12	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,600	166	2	168	0
	iTraxx Japan 34 5-Year Index		1.000	Quarterly	12/20/2025	JPY	7,820	1	1	2	0
GST	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$2,500	211	(91)	120	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		1,300	180	(69)	111	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		4,800	571	(68)	503	0
	iTraxx Japan 34 5-Year Index		1.000	Quarterly	12/20/2025	JPY	19,677	3	2	5	0
JPM	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$150	13	(6)	7	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		100	16	(8)	8	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		7,900	970	(142)	828	0
	iTraxx Japan 34 5-Year Index		1.000	Quarterly	12/20/2025	JPY	87,200	14	7	21	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$1,200	143	(17)	126	0
								$2,744	$(615)	$2,129	$0
Total Swap Agreements								$(287)	$4,753	$4,753	$(287)
(n)

Securities with an aggregate market value of $704 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0		$78,013	$24,216		$102,229
Corporate Bonds & Notes
Banking & Finance					0		922,763	8,915		931,678
Industrials					0		1,464,506	1,202		1,465,708
Utilities					0		560,116	0		560,116
Municipal Bonds & Notes
California					0		17,839	0		17,839
Florida					0		6,336	0		6,336
Georgia					0		15,494	0		15,494
Illinois					0		4,272	0		4,272
Indiana					0		1,229	0		1,229
New York					0		25,859	0		25,859
Ohio					0		17,241	0		17,241
Pennsylvania					0		16,461	0		16,461
Tennessee					0		4,357	0		4,357
Texas					0		5,639	0		5,639

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Virginia	0	3,219	0	3,219
Washington	0	1,440	0	1,440
U.S. Government Agencies	0	176,200	0	176,200
U.S. Treasury Obligations	0	828,602	0	828,602
Non-Agency Mortgage-Backed Securities	0	19,958	0	19,958
Asset-Backed Securities	0	43,368	907	44,275
Sovereign Issues	0	158,069	0	158,069
Common Stocks
Industrials	0	0	243	243
Warrants
Utilities	0	3	0	3
Preferred Securities
Banking & Finance	4,755	128,460	0	133,215
Industrials	0	29,693	0	29,693
Utilities	0	7,367	30,830	38,197
Short-Term Instruments
Repurchase Agreements	0	1,098	0	1,098
Short-Term Notes	0	3,803	0	3,803
$4,755	$4,541,405	$66,313	$4,612,473
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$155	$0	$0	$155
Total Investments	$4,910	$4,541,405	$66,313	$4,612,628
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,767)	$0	$(18,767)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	64	1,290	0	1,354
Over the counter	0	9,433	0	9,433
$64	$10,723	$0	$10,787
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(438)	0	(438)
Over the counter	0	(4,632)	(4)	(4,636)
$0	$(5,070)	$(4)	$(5,074)
Total Financial Derivative Instruments	$64	$5,653	$(4)	$5,713
Totals	$4,974	$4,528,291	$66,309	$4,599,574

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$55,105	$3,552	$(19,733)	$(61)	$16	$1,995	$0	$(16,658)	$24,216	$731
Corporate Bonds & Notes
Banking & Finance	7,903	0	0	0	0	1,012	0	0	8,915	1,012
Industrials	1,387	0	(128)	0	0	(57)	0	0	1,202	(39)
Asset-Backed Securities	0	0	0	0	0	0	907	0	907	0
Common Stocks
Industrials	276	0	0	0	0	(33)	0	0	243	(32)
Preferred Securities
Utilities	0	31,053	(118)	0	0	(105)	0	0	30,830	(105)
$64,671	$34,605	$(19,979)	$(61)	$16	$2,812	$907	$(16,658)	$66,313	$1,567
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(4)	$0	$0	$0	$0	$0	$(4)	$0
Totals	$64,671	$34,605	$(19,983)	$(61)	$16	$2,812	$907	$(16,658)	$66,309	$1,567
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$23,216	Proxy Pricing	Base Price	99.980 - 101.250	—

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2020 (Unaudited)

	1,000	Third Party Vendor	Broker Quote	100.250	—
Corporate Bonds & Notes
Banking & Finance	8,915	Discounted Cash Flow	Discount Rate	4.780	—
Industrials	1,202	Proxy Pricing	Base Price	110.620	—
Asset-Backed Securities	907	Proxy Pricing	Base Price	99.245	—
Common Stocks
Industrials	243	Other Valuation Techniques(2)	—	—	—
Preferred Securities
Utilities	30,830	Recent Transaction	Purchase Price	$27.048	$—
Financial Derivative Instruments - Liabilities
Over the counter	(4)	Other Valuation Techniques	—	—
Total	$66,309
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

As of December 31, 2020 there were no open written options.

Schedule of Investments PIMCO Long-Term Real Return Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 163.1% ¤
CORPORATE BONDS & NOTES 4.7%
BANKING & FINANCE 4.0%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(b)(c)	EUR	1,800	$2,306
Deutsche Bank AG 4.250% due 10/14/2021		$1,000	1,026
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,600	1,635
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	41,151	6,857
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~		$200	201
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		300	306
4.519% due 06/25/2024 •		200	218
Nissan Motor Acceptance Corp. 3.650% due 09/21/2021		100	102
Nykredit Realkredit A/S 1.000% due 10/01/2050	DKK	96,277	16,032
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$14	15
UniCredit SpA 7.830% due 12/04/2023		1,300	1,543
			30,241
INDUSTRIALS 0.4%
AbbVie, Inc. 5.000% due 12/15/2021		1,000	1,033
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		600	605
Charter Communications Operating LLC 4.464% due 07/23/2022		100	105
CVS Health Corp. 3.350% due 03/09/2021		54	54
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	211
JT International Financial Services BV 3.500% due 09/28/2023		200	216
NXP BV 3.875% due 09/01/2022		200	211
Penske Truck Leasing Co. LP 3.650% due 07/29/2021		200	203
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		300	302
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021		200	204
			3,144
UTILITIES 0.3%
Duke Energy Corp. 2.400% due 08/15/2022		100	103
Eversource Energy 2.500% due 03/15/2021		100	100
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		100	103
NextEra Energy Capital Holdings, Inc. 2.800% due 01/15/2023		100	105
Petrobras Global Finance BV
5.093% due 01/15/2030		1,106	1,238
6.250% due 12/14/2026	GBP	100	163
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		$100	100

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Virginia Electric & Power Co. 2.950% due 01/15/2022	100	102
		2,014
Total Corporate Bonds & Notes (Cost $32,441)		35,399
U.S. GOVERNMENT AGENCIES 17.8%
Freddie Mac
0.288% due 09/25/2031 •	23	22
0.328% due 10/25/2029 •	116	115
11.854% due 05/15/2035 •	32	44
Ginnie Mae 0.599% due 08/20/2068 •	2,292	2,275
Uniform Mortgage-Backed Security 4.000% due 02/01/2049 - 05/01/2049	1,551	1,654
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	26,500	27,433
2.500% due 03/01/2051	12,030	12,640
4.000% due 01/01/2051	77,903	83,198
4.000% due 02/01/2051	5,000	5,347
Total U.S. Government Agencies (Cost $132,526)		132,728
U.S. TREASURY OBLIGATIONS 112.5%
U.S. Treasury Bonds
1.625% due 11/15/2050 (e)	13,325	13,249
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2022 (g)(i)	1,413	1,443
0.125% due 07/15/2026 (g)(i)	3,150	3,465
0.125% due 01/15/2030	7,388	8,246
0.250% due 07/15/2029 (i)	795	900
0.250% due 02/15/2050	6,927	8,268
0.375% due 01/15/2027 (g)	5,174	5,775
0.375% due 07/15/2027	11,932	13,429
0.500% due 01/15/2028	5,278	5,987
0.625% due 02/15/2043 (e)	71,621	89,367
0.750% due 07/15/2028 (g)(i)	1,597	1,859
0.750% due 02/15/2042 (e)	77,009	98,112
0.750% due 02/15/2045 (e)	85,030	109,772
0.875% due 01/15/2029	3,949	4,643
0.875% due 02/15/2047	37,095	49,930
1.000% due 02/15/2046	55,055	75,165
1.000% due 02/15/2048	23,270	32,432
1.000% due 02/15/2049 (e)	6,715	9,468
1.375% due 02/15/2044 (e)	91,042	131,232
2.125% due 02/15/2040	44,067	68,307
2.125% due 02/15/2041 (e)	69,290	108,756
Total U.S. Treasury Obligations (Cost $708,015)		839,805
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust 2.746% due 01/25/2036 ^~	57	55
Alliance Bancorp Trust 0.388% due 07/25/2037 •	186	168
Banc of America Funding Trust
0.438% due 07/25/2037 •	1,108	1,050
3.263% due 01/20/2047 ~	2,566	2,478
3.997% due 03/20/2036 ~	73	70
Banc of America Mortgage Trust 2.623% due 11/25/2035 ^~	11	11
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •	2,534	2,533
BCAP LLC Trust 0.368% due 05/25/2047 ^•	280	274
Bear Stearns Adjustable Rate Mortgage Trust
3.199% due 02/25/2036 ^~	10	10
3.447% due 07/25/2036 ^~	20	19
Bear Stearns ALT-A Trust
3.152% due 09/25/2035 ^~	200	158
3.254% due 09/25/2047 ^~	2,230	1,522
CIM Trust 1.148% due 02/25/2049 •	177	177
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	12	12
3.228% due 09/25/2059 þ	1,841	1,858
3.849% due 03/25/2037 ^~	225	220
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •	13	13
3.026% due 12/25/2035 ^~	197	135
Countrywide Alternative Loan Trust
1.609% due 12/25/2035 •	156	144
3.674% due 02/25/2037 ^~	101	99
Countrywide Home Loan Mortgage Pass-Through Trust
2.207% due 02/20/2036 ^•	66	62

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.939% due 10/20/2035 ~		6,537	6,558
6.000% due 03/25/2037 ^		1,184	946
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058		1,677	1,684
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		718	624
Downey Savings & Loan Association Mortgage Loan Trust 0.412% due 08/19/2045 •		71	68
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		32	21
GMAC Mortgage Corp. Loan Trust 3.069% due 11/19/2035 ~		81	74
Great Hall Mortgages PLC
0.167% due 03/18/2039 •	GBP	63	85
0.187% due 06/18/2038 •		63	85
Hawksmoor Mortgages 1.104% due 05/25/2053 •		5,496	7,528
IndyMac Mortgage Loan Trust 3.025% due 12/25/2036 ^~		$807	761
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		800	784
Lehman XS Trust 1.298% due 12/25/2037 •		1,174	1,181
Merrill Lynch Mortgage Investors Trust 0.808% due 09/25/2029 •		115	114
MortgageIT Securities Corp. Mortgage Loan Trust 0.648% due 09/25/2037 •		563	507
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		321	349
Residential Accredit Loans, Inc. Trust
0.508% due 06/25/2046 •		165	59
1.641% due 10/25/2037 ~		278	261
Residential Asset Securitization Trust
0.548% due 05/25/2035 •		226	165
5.750% due 02/25/2036		1,113	1,072
5.750% due 03/25/2037 ^		114	65
6.250% due 10/25/2036 ^		163	163
6.500% due 06/25/2037		3,344	1,403
Structured Adjustable Rate Mortgage Loan Trust 3.203% due 07/25/2035 ^~		70	64
Structured Asset Mortgage Investments Trust 0.568% due 04/25/2036 •		6	6
Thornburg Mortgage Securities Trust 0.888% due 09/25/2034 •		95	94
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	4,580	6,288
Wachovia Mortgage Loan Trust LLC 2.502% due 10/20/2035 ~		$56	42
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •		65	64
2.782% due 09/25/2033 ~		35	35
3.049% due 11/25/2036 ~		1,133	1,057
3.302% due 08/25/2036 ^~		46	43
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		3,962	3,725
6.500% due 08/25/2035		13	13
Wells Fargo Mortgage-Backed Securities Trust
2.833% due 11/25/2037 ^~		87	80
4.018% due 04/25/2036 ~		1,970	1,891
Total Non-Agency Mortgage-Backed Securities (Cost $48,471)			49,027
ASSET-BACKED SECURITIES 11.1%
ACE Securities Corp. Home Equity Loan Trust 0.208% due 10/25/2036 •		28	16
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	800	983
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.986% due 06/25/2033 •		$936	956
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		51	47
California Street CLO Ltd. 1.267% due 10/15/2025 •		2,035	2,036
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		2,800	2,794
Citigroup Mortgage Loan Trust 0.378% due 12/25/2036 •		86	74
Citigroup Mortgage Loan Trust, Inc. 0.643% due 10/25/2036 •		300	289
Countrywide Asset-Backed Certificates
0.288% due 05/25/2035 •		27	26
0.288% due 07/25/2037 •		20	19
0.338% due 11/25/2037 •		1,485	1,404
0.398% due 02/25/2036 •		2,350	2,204
0.398% due 03/25/2037 •		200	188

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Countrywide Asset-Backed Certificates Trust
0.678% due 02/25/2036 •		1,462	1,457
0.888% due 08/25/2047 •		220	216
Credit-Based Asset Servicing & Securitization LLC 0.368% due 07/25/2037 •		624	500
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •		20	12
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		534	533
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		1,018	1,020
Euro-Galaxy CLO BV 0.820% due 11/10/2030 •	EUR	3,500	4,277
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$169	168
First Franklin Mortgage Loan Trust 0.853% due 11/25/2036 •		500	467
Fremont Home Loan Trust 0.283% due 10/25/2036 •		60	55
Greystone Commercial Real Estate Notes Ltd. 1.339% due 09/15/2037 •		7,800	7,742
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		277	211
GSAMP Trust 1.123% due 03/25/2035 ^•		307	286
Home Equity Asset Trust
0.598% due 02/25/2036 •		2,500	2,408
0.943% due 07/25/2034 •		116	116
1.003% due 08/25/2034 •		18	18
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •		106	91
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		110	44
JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •		185	184
JPMorgan Mortgage Acquisition Corp. 0.658% due 02/25/2036 ^•		1,829	1,811
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		73	71
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		579	585
Lehman XS Trust 4.480% due 06/25/2036 þ		77	79
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		2,300	2,289
Long Beach Mortgage Loan Trust 0.268% due 08/25/2036 •		106	58
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		336	335
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	862
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		700	852
Marlette Funding Trust 2.690% due 09/17/2029		$165	166
MASTR Specialized Loan Trust 1.950% due 07/25/2035 •		1,417	1,408
Monarch Grove CLO 1.095% due 01/25/2028 •		307	305
Morgan Stanley ABS Capital, Inc. Trust 0.278% due 10/25/2036 •		115	108
Morgan Stanley Mortgage Loan Trust 1.507% due 11/25/2036 ^•		710	326
Ocean Trails CLO 1.387% due 07/15/2028 •		4,522	4,523
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		249	248
Option One Mortgage Loan Trust 0.928% due 02/25/2035 •		579	571
Oscar U.S. Funding LLC 2.490% due 08/10/2022		390	392
Ozlme BV 0.820% due 01/18/2030 •	EUR	6,750	8,244
Palmer Square Loan Funding Ltd.
1.115% due 10/24/2027 •		$2,788	2,784
1.188% due 04/20/2027 •		334	333
Renaissance Home Equity Loan Trust 1.248% due 09/25/2037 •		439	221
Saxon Asset Securities Trust
0.438% due 09/25/2036 •		3,000	2,831
0.458% due 09/25/2037 •		100	97
Shackleton CLO Ltd. 1.348% due 10/20/2028 •		7,538	7,538
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		8,000	7,991

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Soundview Home Loan Trust
0.208% due 11/25/2036 •		306	126
0.328% due 07/25/2037 •		221	211
0.348% due 06/25/2037 •		438	359
0.428% due 05/25/2036 •		199	198
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		214	213
Starwood Commercial Mortgage Trust 1.239% due 07/15/2038 •		3,900	3,886
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		130	130
Symphony CLO Ltd. 1.179% due 07/14/2026 •		813	812
Telos CLO Ltd. 1.168% due 04/17/2028 •		218	217
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		103	103
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		161	162
3.000% due 11/25/2059 ~		61	62
Venture CLO Ltd. 1.024% due 02/28/2026 •		323	322
WhiteHorse Ltd. 1.148% due 04/17/2027 •		92	92
Total Asset-Backed Securities (Cost $81,614)			82,762
SOVEREIGN ISSUES 8.2%
Argentina Government International Bond
34.109% (BADLARPP) due 10/04/2022 ~	ARS	100	1
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		2,116	14
Australia Government International Bond
1.250% due 02/21/2022 (a)	AUD	649	516
3.000% due 09/20/2025 (a)		1,535	1,430
Canada Government Real Return Bond 4.250% due 12/01/2026 (a)	CAD	783	814
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (a)	EUR	28,800	37,253
Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	908,382	8,824
0.100% due 03/10/2029 (a)		1,025,983	9,986
Mexico Government International Bond 4.500% due 11/22/2035 (a)	MXN	7,905	493
New Zealand Government International Bond
2.000% due 09/20/2025 (a)	NZD	444	358
2.500% due 09/20/2035 (a)		1,407	1,407
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	241
Qatar Government International Bond 3.875% due 04/23/2023		$300	323
Total Sovereign Issues (Cost $56,130)			61,660
		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(b)		160,000	181
Total Preferred Securities (Cost $160)			181
SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (d) 2.2%			16,254
Total Short-Term Instruments (Cost $16,254)			16,254
Total Investments in Securities (Cost $1,075,611)			1,217,816
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		1,476,675	14,561

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $14,560)	14,561
Total Investments in Affiliates (Cost $14,560)	14,561
Total Investments 165.0% (Cost $1,090,171)	$1,232,377
Financial Derivative Instruments (f)(h) (0.3)%(Cost or Premiums, net $(874))	(2,400)
Other Assets and Liabilities, net (64.7)%	(483,219)
Net Assets 100.0%	$746,758

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$835	U.S. Treasury Bills 0.000% due 12/30/2021	$(852)	$835	$835
JPS	0.080	12/23/2020	01/06/2021	15,419	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(15,509)	15,419	15,419
Total Repurchase Agreements	$(16,361)	$16,254	$16,254
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	0.170%	11/17/2020	01/19/2021	$(76,106)	$(76,124)
BOS	0.180	11/12/2020	01/12/2021	(12,784)	(12,787)
BSN	0.180	10/13/2020	01/13/2021	(100,794)	(100,836)
0.180	11/10/2020	01/11/2021	(55,848)	(55,863)
0.180	11/12/2020	01/11/2021	(93,395)	(93,420)
GRE	0.170	11/03/2020	02/03/2021	(853)	(853)
JPS	0.090	12/18/2020	01/11/2021	(7,716)	(7,716)
Total Reverse Repurchase Agreements	$(347,599)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (2.1)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2030	$13,811	$(15,358)	$(15,509)
Total Short Sales (2.1)%	$(15,358)	$(15,509)
(e)	Securities with an aggregate market value of $360,095 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(411,186) at a weighted average interest rate of 0.255%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $8 of accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 114.400 on Euro-Schatz Bond March 2021 Futures (1)	02/2021	81	$0	$0	$0	$0
Euro-Bund 10-Year Bond March Futures	03/2021	32	6,944	(1)	0	(2)
Euro-Buxl 30-Year Bond March Futures	03/2021	7	1,926	3	0	(3)
Gold 100 oz. February Futures	02/2021	32	6,064	256	5	0
U.S. Treasury 5-Year Note March Futures	03/2021	120	15,140	31	6	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	33	7,048	(137)	25	0
$152	$36	$(5)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	7	$(634)	$0	$0	$0
Australia Government 10-Year Bond March Futures	03/2021	6	(681)	(4)	1	(1)
Euro-Bobl March Futures	03/2021	363	(59,947)	42	9	0
Euro-BTP Italy Government Bond March Futures	03/2021	125	(23,213)	(105)	0	(9)
Euro-Schatz March Futures	03/2021	413	(56,647)	56	2	0
Japan Government 10-Year Bond March Futures	03/2021	13	(19,127)	0	4	(1)
U.S. Treasury 2-Year Note March Futures	03/2021	137	(30,274)	(29)	0	(3)
U.S. Treasury 10-Year Note March Futures	03/2021	518	(71,524)	(57)	0	(57)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	353	(55,195)	176	0	(77)
U.S. Treasury 30-Year Bond March Futures	03/2021	93	(16,106)	206	0	(32)
$285	$16	$(180)
Total Futures Contracts	$437	$52	$(185)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%	$100	$(5)	$7	$2	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$184	$(11)	$(7)	$(18)	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	21,000	(960)	(1,039)	(1,999)	0	(42)
$(971)	$(1,046)	$(2,017)	$0	$(42)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	24,100	$0	$(4)	$(4)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(165)	(161)	0	0
Receive(7)	3-Month USD-LIBOR	0.394	Semi-Annual	11/21/2023	$24,600	0	(23)	(23)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	(13)	(14)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	60,000	(1)	(12)	(13)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	274,770	(15)	(86)	(101)	0	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	34,000	(1)	1	0	13	(13)
Pay	CPURNSA	1.345	Maturity	07/02/2021	$13,400	0	(159)	(159)	15	0
Pay	CPURNSA	1.370	Maturity	07/06/2021	21,200	0	(254)	(254)	23	0
Pay	CPURNSA	1.400	Maturity	07/08/2021	16,200	0	(192)	(192)	17	0
Pay	CPURNSA	1.690	Maturity	08/07/2021	1,500	0	(16)	(16)	1	0
Pay	CPURNSA	1.825	Maturity	08/14/2021	200	0	(2)	(2)	0	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	CPURNSA	1.840	Maturity	08/14/2021	8,000	0	(66)	(66)	3	0
Receive	CPURNSA	2.560	Maturity	05/08/2023	1,700	(276)	84	(192)	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,300	2	(18)	(16)	0	(6)
Pay	CPURNSA	1.883	Maturity	11/20/2029	9,400	9	(233)	(224)	0	(24)
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	550	0	(16)	(16)	0	(1)
Receive	UKRPI	3.386	Maturity	11/15/2024	GBP	4,600	(91)	(118)	(209)	0	(1)
Pay	UKRPI	3.330	Maturity	01/15/2025	27,900	829	183	1,012	0	(1)
Pay	UKRPI	3.400	Maturity	01/15/2030	3,000	(1)	97	96	0	(15)
Pay	UKRPI	3.438	Maturity	01/15/2030	9,000	0	349	349	0	(46)
$458	$(663)	$(205)	$74	$(107)
Total Swap Agreements	$(518)	$(1,702)	$(2,220)	$74	$(149)
(g)

Securities with an aggregate market value of $4,762 and cash of $2,664 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	952,646	$9,160	$0	$(66)
BPS	01/2021	AUD	2,546	1,873	0	(90)
01/2021	CAD	955	736	0	(14)
01/2021	GBP	139	186	0	(5)
02/2021	DKK	33,523	5,350	0	(156)
03/2021	$177	IDR	2,527,846	4	0
BRC	01/2021	BRL	439	$83	0	(2)
01/2021	$85	BRL	439	0	0
CBK	01/2021	BRL	439	$84	0	0
01/2021	JPY	92,874	892	0	(8)
01/2021	NZD	2,585	1,819	0	(41)
01/2021	$87	BRL	439	0	(2)
01/2021	4	RUB	333	0	0
02/2021	BRL	439	$87	2	0
02/2021	DKK	35,174	5,636	0	(141)
02/2021	PEN	748	209	2	0
02/2021	$5	RUB	386	0	0
03/2021	MXN	5,835	$286	0	(5)
GLM	01/2021	$18,874	JPY	1,953,480	46	0
01/2021	5	RUB	414	0	0
02/2021	DKK	27,185	$4,361	0	(104)
02/2021	JPY	1,953,480	18,879	0	(46)
02/2021	$497	DKK	3,010	0	(3)
HUS	01/2021	GBP	11,009	$14,726	0	(329)
01/2021	JPY	171,576	1,646	0	(15)
02/2021	$22	RUB	1,604	0	0
SCX	01/2021	EUR	45,769	$54,813	0	(1,101)
01/2021	$883	GBP	655	12	0
02/2021	EUR	45,769	$56,038	87	0
TOR	01/2021	JPY	736,384	7,059	0	(73)
UAG	02/2021	DKK	41,937	6,715	0	(174)
02/2021	$19	RUB	1,398	0	0
Total Forward Foreign Currency Contracts	$153	$(2,375)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC GBP versus USD			$1.315	01/07/2021	11,109	$143	$2
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	2,200	$2	$150
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,090	236	210
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,410	105	96
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.344	11/17/2022	57,900	65	94
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	2,100	153	145
							$561	$695
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2051		$66.000	01/07/2021		23,300	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2051		66.000	02/04/2021		5,886	0	0
							$1	$0
Total Purchased Options							$705	$697
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450%	01/20/2021	4,200	$(4)	$(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	4,200	(6)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	400	(3)	0
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	700	(2)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.475	01/20/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.825	01/20/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,300	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	4,000	(3)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	3,500	(3)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	400	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	4,000	(4)	(4)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	3,500	(4)	(3)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	1,500	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,500	(2)	(3)
BRC	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	800	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	200	0	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	1,100	0	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,100	(2)	(2)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	5,600	(4)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	4,400	(3)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	2,500	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	2,500	(3)	(3)
							$(50)	$(31)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	9,000	$(409)	$(8)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	300	(2)	0
							$(441)	$(8)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	6,600	$0	$(139)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	9,240	(230)	(195)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	4,160	(102)	(88)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	48,200	(75)	(64)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	6,400	(155)	(134)
$(562)	$(620)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	$102.906	03/11/2021	400	$(1)	$(3)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,000	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	400	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	400	(1)	(1)
$(8)	$(8)
Total Written Options	$(1,061)	$(667)
(i)

Securities with an aggregate market value of $2,509 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,241	$0	$30,241
Industrials	0	3,144	0	3,144
Utilities	0	2,014	0	2,014
U.S. Government Agencies	0	132,728	0	132,728
U.S. Treasury Obligations	0	839,805	0	839,805
Non-Agency Mortgage-Backed Securities	0	49,027	0	49,027
Asset-Backed Securities	0	82,762	0	82,762
Sovereign Issues	0	61,660	0	61,660
Preferred Securities
Banking & Finance	0	181	0	181
Short-Term Instruments
Repurchase Agreements	0	16,254	0	16,254
$0	$1,217,816	$0	$1,217,816
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,561	$0	$0	$14,561
Total Investments	$14,561	$1,217,816	$0	$1,232,377
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(15,509)	$0	$(15,509)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	52	74	0	126
Over the counter	0	850	0	850
$52	$924	$0	$976
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(185)	(149)	0	(334)
Over the counter	0	(3,041)	(1)	(3,042)
$(185)	$(3,190)	$(1)	$(3,376)
Total Financial Derivative Instruments	$(133)	$(2,266)	$(1)	$(2,400)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Totals	$14,428	$1,200,041	$(1)	$1,214,468

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 198.8% ¤
CORPORATE BONDS & NOTES 1.1%
INDUSTRIALS 1.1%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$1,515	$1,527
3.100% due 04/07/2030	1,515	1,432
Vessel Management Services, Inc. 3.432% due 08/15/2036	4,394	4,880
Total Corporate Bonds & Notes (Cost $7,423)		7,839
MUNICIPAL BONDS & NOTES 0.4%
OREGON 0.4%
Port of Morrow, Oregon Revenue Bonds, Series 2020 2.543% due 09/01/2040	3,000	3,136
Total Municipal Bonds & Notes (Cost $3,016)		3,136
U.S. GOVERNMENT AGENCIES 24.2%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	11,737
0.191% due 07/25/2037 •	83	82
0.375% due 08/25/2025	17,500	17,500
0.598% due 10/25/2030 •	1	1
0.750% due 10/08/2027	4,800	4,822
1.048% due 04/25/2032 •	12	12
1.198% due 03/25/2022 •	1	1
1.944% due 06/01/2043 - 03/01/2044 •	223	225
2.180% due 07/01/2035 •	8	8
2.243% due 11/01/2034 •	22	23
2.386% due 02/01/2028 •	2	2
2.440% due 05/01/2025 •	2	2
2.625% due 11/01/2023 - 10/01/2024 •	12	12
3.091% due 04/01/2028 •	10	10
3.500% due 06/25/2044	2,994	3,592
3.837% due 12/01/2027 •	18	18
4.000% due 09/25/2044 - 10/25/2044	12,736	14,153
4.250% due 04/25/2037	575	620
4.500% due 10/25/2023 - 06/25/2025	843	885
5.625% due 04/17/2028	200	270
6.000% due 05/17/2027	116	126
6.500% due 11/25/2023 - 01/25/2024	58	61
6.500% due 12/25/2023 - 07/25/2031	433	502
6.750% due 06/25/2032	837	1,004
6.900% due 05/25/2023	10	11
7.000% due 12/25/2022 - 05/18/2027	624	676
7.800% due 10/25/2022	1	1
9.000% due 06/01/2027	9	9
Federal Farm Credit Bank
5.125% due 07/09/2029	675	905
5.750% due 12/07/2028	500	686
Federal Housing Administration
7.430% due 10/01/2022	1	1
7.430% due 01/01/2024	6	6
Freddie Mac
0.250% due 08/24/2023	21,500	21,538
0.559% due 01/15/2033 •	28	28
0.659% due 04/15/2029 •	3	3
0.659% due 06/15/2030 - 12/15/2032 •	21	21
0.709% due 06/15/2031 •	11	11
1.159% due 09/15/2021 •	2	2
1.809% due 10/25/2044 •	1,395	1,422
2.009% due 07/25/2044 •	353	356
2.271% due 01/01/2028 •	8	8
2.752% due 01/01/2028 •	14	14
2.910% due 10/25/2023 •	7	8
3.500% due 05/15/2042 - 01/15/2048	14,621	16,529
3.625% due 05/01/2022 •	1	1
3.631% due 10/01/2026 •	9	9
3.700% due 09/01/2027 •	10	10
4.000% due 07/15/2042	4,777	5,556

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 12/15/2042 •	3,140	3,306
4.324% due 10/25/2052 ~	6,700	8,006
4.500% due 02/15/2035 - 07/15/2035	1,551	1,693
5.500% due 06/15/2035	7,354	9,284
6.000% due 05/15/2028 - 09/15/2029	22	24
6.250% due 09/15/2023	150	159
6.500% due 08/01/2022 - 10/17/2024	83	87
6.500% due 03/15/2024 - 10/25/2043	79	90
7.000% due 07/15/2022	2	2
7.000% due 05/15/2023 - 01/15/2024	23	24
Ginnie Mae
2.250% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	30	31
2.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	27	28
2.875% due 04/20/2027 - 05/20/2032 •	74	76
3.000% (H15T1Y + 1.500%) due 03/20/2023 - 03/20/2026 ~	8	9
3.000% due 01/20/2027 - 01/20/2028 •	38	39
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	8	8
3.125% due 10/20/2026 - 11/20/2027 •	31	31
4.000% due 08/20/2044 - 09/20/2044	19,363	21,301
6.000% due 08/20/2033	1,109	1,242
6.500% due 08/20/2034 - 09/20/2034	9	10
Ginnie Mae, TBA 4.000% due 02/01/2051	7,200	7,681
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	11,356
Small Business Administration 5.240% due 08/01/2023	175	183
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	7,400	6,545
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	204	218
4.000% due 06/01/2049	142	152
6.500% due 02/01/2022 - 08/01/2037	40	47
7.000% due 02/01/2038 - 03/01/2038	12	14
9.000% due 09/01/2030 - 11/01/2030	1	1
Total U.S. Government Agencies (Cost $156,264)		175,126
U.S. TREASURY OBLIGATIONS 167.4%
U.S. Treasury Bonds
1.125% due 05/15/2040 (e)	65,600	62,217
1.125% due 08/15/2040 (e)	362,600	342,827
1.250% due 05/15/2050 (e)	328,870	297,756
1.375% due 11/15/2040 (e)	5,900	5,825
1.375% due 08/15/2050 (e)	6,300	5,889
1.625% due 11/15/2050 (e)	3,350	3,331
2.000% due 02/15/2050	130,570	141,551
2.500% due 05/15/2046	2,028	2,419
3.000% due 11/15/2045	680	883
4.250% due 11/15/2040	1,000	1,500
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2030	416	467
0.250% due 07/15/2029	183	208
0.375% due 01/15/2027	647	722
0.750% due 07/15/2028	7,572	8,810
0.875% due 01/15/2029	2,537	2,982
1.000% due 02/15/2048	4,540	6,328
1.375% due 02/15/2044	1,084	1,562
U.S. Treasury Notes
0.125% due 05/31/2022	46,200	46,213
0.250% due 09/30/2025	23,300	23,209
0.375% due 04/30/2025 (g)	25,400	25,491
0.625% due 05/15/2030 (e)	28,900	28,241
0.625% due 08/15/2030 (e)	47,800	46,583
0.875% due 11/15/2030	300	299
1.500% due 02/15/2030 (e)	120,510	127,435
1.625% due 09/30/2026	6,000	6,396
2.000% due 11/15/2026	9,500	10,340
2.125% due 05/31/2026	1,400	1,528
U.S. Treasury STRIPS
0.000% due 05/15/2044 (b)	2,800	1,930
0.000% due 08/15/2044 (b)	4,800	3,290
0.000% due 11/15/2044 (b)	4,700	3,201
0.000% due 05/15/2045 (b)	1,500	1,012
0.000% due 08/15/2046 (b)	1,500	984
Total U.S. Treasury Obligations (Cost $1,235,760)		1,211,429
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
BAMLL Commercial Mortgage Securities Trust 1.209% due 04/15/2036 •	2,200	2,148
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	37	38
3.022% due 02/25/2034 ~	57	57
3.186% due 02/25/2033 ~	3	3
3.296% due 04/25/2033 ~	13	14

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2020 (Unaudited)

Bear Stearns ALT-A Trust 3.152% due 09/25/2035 ^~	260	205
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,691
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	3,060
3.815% due 04/10/2033 ~	2,600	2,768
Countrywide Alternative Loan Trust
0.328% due 05/25/2047 •	364	341
0.568% due 05/25/2035 •	321	301
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •	58	54
0.788% due 03/25/2035 •	412	366
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	41	44
6.500% due 04/25/2033	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.785% due 07/25/2033 ~	69	70
Credit Suisse Mortgage Capital Certificates 0.320% due 11/27/2036 •	1,486	1,485
HarborView Mortgage Loan Trust
0.592% due 05/19/2035 •	226	214
0.630% due 03/19/2036 ^•	262	249
2.965% due 07/19/2035 ^~	42	43
Impac CMB Trust 0.648% due 10/25/2035 •	1,328	1,287
JPMorgan Chase Commercial Mortgage Securities Trust 2.798% due 10/05/2031	4,400	4,385
JPMorgan Mortgage Trust 3.059% due 07/25/2035 ~	83	83
Morgan Stanley Capital Trust 4.276% due 07/11/2040 ~	2,800	3,068
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	1,680	1,769
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.633% due 10/25/2035 ~	925	913
Residential Accredit Loans, Inc. Trust
0.448% due 08/25/2035 •	240	203
6.000% due 06/25/2036 ^	584	559
Sequoia Mortgage Trust
0.852% due 10/19/2026 •	7	6
0.852% due 07/20/2033 •	165	161
0.912% due 10/20/2027 •	2	2
Structured Adjustable Rate Mortgage Loan Trust 0.588% due 05/25/2037 •	648	618
Structured Asset Mortgage Investments Trust
0.588% due 05/25/2036 •	87	82
0.812% due 09/19/2032 •	4	4
0.992% due 10/19/2033 •	60	58
WaMu Mortgage Pass-Through Certificates Trust
0.668% due 11/25/2045 •	18	18
0.768% due 01/25/2045 •	261	255
1.554% due 12/25/2046 •	338	318
1.609% due 02/25/2046 •	521	515
2.003% due 08/25/2046 •	238	228
2.009% due 06/25/2042 •	10	10
2.009% due 08/25/2042 •	8	7
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,786
Total Non-Agency Mortgage-Backed Securities (Cost $30,896)		31,487
ASSET-BACKED SECURITIES 1.1%
Bear Stearns Asset-Backed Securities Trust
0.808% due 10/25/2032 •	26	26
1.148% due 11/25/2042 •	231	225
CIT Group Home Equity Loan Trust 0.688% due 06/25/2033 •	4	4
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •	12	7
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •	713	705
LA Arena Funding LLC 7.656% due 12/15/2026	6	6
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •	126	126
MASTR Asset-Backed Securities Trust 0.973% due 10/25/2034 •	1,157	1,143
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	3,689	3,726
SLM Student Loan Trust 0.815% due 10/25/2029 •	844	843
Soundview Home Loan Trust 0.208% due 11/25/2036 •	153	63
Specialty Underwriting & Residential Finance Trust 0.948% due 10/25/2035 •	1,288	1,271

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2020 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 0.208% due 10/25/2036 •	88	47
Total Asset-Backed Securities (Cost $8,274)		8,192
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		1,704
Total Short-Term Instruments (Cost $1,704)		1,704
Total Investments in Securities (Cost $1,443,337)		1,438,913
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,261	160
Total Short-Term Instruments (Cost $160)		160
Total Investments in Affiliates (Cost $160)		160
Total Investments 198.8% (Cost $1,443,497)		$1,439,073
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $769)		(1,304)
Other Assets and Liabilities, net (98.6)%		(713,953)
Net Assets 100.0%		$723,816

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$1,704	U.S. Treasury Bills 0.000% due 12/30/2021	$(1,738)	$1,704	$1,704
Total Repurchase Agreements	$(1,738)	$1,704	$1,704
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.090%	12/23/2020	01/06/2021	$(4,494)	$(4,494)
0.160	11/23/2020	01/04/2021	(2,452)	(2,453)
0.160	12/02/2020	01/07/2021	(1,482)	(1,482)
0.160	12/08/2020	01/08/2021	(2,438)	(2,438)
0.160	12/11/2020	01/11/2021	(9,222)	(9,223)
0.160	12/15/2020	01/15/2021	(4,001)	(4,001)
DEU	0.130	10/22/2020	01/15/2021	(2,889)	(2,890)
IND	0.120	12/31/2020	01/04/2021	(3,160)	(3,160)
0.150	12/16/2020	02/11/2021	(255,095)	(255,115)
0.150	12/18/2020	02/11/2021	(14,223)	(14,224)
0.150	12/29/2020	01/05/2021	(46,486)	(46,487)
JPS	0.110	11/05/2020	01/15/2021	(186,250)	(186,284)
0.120	12/17/2020	01/11/2021	(75,746)	(75,751)
0.130	12/21/2020	01/11/2021	(7,590)	(7,590)
0.140	11/16/2020	01/11/2021	(32,754)	(32,760)
0.140	11/19/2020	01/14/2021	(37,532)	(37,539)
Total Reverse Repurchase Agreements	$(685,891)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	0.080%	12/24/2020	01/14/2021	$(1,391)	$(1,391)
BPG	0.140	11/24/2020	01/05/2021	(9,585)	(9,587)
GSC	0.080	12/18/2020	01/15/2021	(996)	(996)
0.080	12/22/2020	01/15/2021	(337)	(337)
Total Sale-Buyback Transactions	$(12,311)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Ginnie Mae, TBA	4.000%	01/01/2051	$6,000	$(6,385)	$(6,397)
Total Short Sales (0.9)%	$(6,385)	$(6,397)
(e)	Securities with an aggregate market value of $697,278 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(632,595) at a weighted average interest rate of 0.130%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2020 (Unaudited)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	477	$60,180	$108	$23	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	271	42,373	(252)	59	0
$(144)	$82	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	834	$(184,294)	$(174)	$0	$(20)
U.S. Treasury 30-Year Bond March Futures	03/2021	1,647	(285,240)	3,293	0	(566)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	843	(180,033)	3,418	0	(632)
$6,537	$0	$(1,218)
Total Futures Contracts	$6,393	$82	$(1,218)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	0.400%	Semi-Annual	03/30/2026	$91,900	$315	$(11)	$304	$0	$(52)
Receive(1)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	62,400	637	632	1,269	0	(83)
Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	5,570	104	(3)	101	0	(19)
Pay(1)	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051	4,120	(439)	1	(438)	18	0
Receive(1)	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	7,300	171	325	496	0	(32)
Total Swap Agreements	$788	$944	$1,732	$18	$(186)
(g)

Securities with an aggregate market value of $21,432 and cash of $338 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	$103.367	01/14/2021	4,300	$(19)	$0
Total Written Options	$(19)	$0
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$7,839	$0	$7,839
Municipal Bonds & Notes
Oregon	0	3,136	0	3,136
U.S. Government Agencies	0	175,126	0	175,126
U.S. Treasury Obligations	0	1,211,429	0	1,211,429
Non-Agency Mortgage-Backed Securities	0	31,487	0	31,487
Asset-Backed Securities	0	8,192	0	8,192
Short-Term Instruments
Repurchase Agreements	0	1,704	0	1,704

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2020 (Unaudited)

	$0	$1,438,913	$0	$1,438,913
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160	$0	$0	$160
Total Investments	$160	$1,438,913	$0	$1,439,073
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,397)	$0	$(6,397)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$82	$18	$0	$100
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,218)	$(186)	$0	$(1,404)
Total Financial Derivative Instruments	$(1,136)	$(168)	$0	$(1,304)
Totals	$(976)	$1,432,348	$0	$1,431,372

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Low Duration ESG Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.7% ¤
CORPORATE BONDS & NOTES 43.0%
BANKING & FINANCE 30.3%
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		$2,650	$2,919
American Express Co. 0.844% (US0003M + 0.620%) due 05/20/2022 ~		900	906
Asian Development Bank 1.875% due 08/10/2022		800	822
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	400	498
Banco Santander Chile 2.700% due 01/10/2025		$2,400	2,544
Bank of America Corp.
0.981% due 09/25/2025 •		1,700	1,719
1.486% due 05/19/2024 •		2,100	2,150
Bank of Nova Scotia 2.375% due 01/18/2023		2,700	2,813
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,113
1.651% (US0003M + 1.430%) due 02/15/2023 ~		$700	705
2.852% due 05/07/2026 •		900	967
4.610% due 02/15/2023 •		800	835
BBVA USA 3.500% due 06/11/2021		2,635	2,665
BNP Paribas S.A. 3.500% due 03/01/2023		1,000	1,065
Boston Properties LP 3.850% due 02/01/2023		1,300	1,384
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		2,700	2,740
Citigroup, Inc.
0.776% due 10/30/2024 •		1,700	1,712
1.678% due 05/15/2024 •		2,300	2,370
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		2,400	2,419
CPI Property Group S.A. 2.750% due 05/12/2026	EUR	1,000	1,328
Credit Agricole S.A. 1.235% (US0003M + 1.020%) due 04/24/2023 ~		$1,900	1,923
Credit Suisse Group AG 3.574% due 01/09/2023		800	824
Credit Suisse Group Funding Guernsey Ltd. 3.450% due 04/16/2021		900	908
Dexia Credit Local S.A. 2.500% due 01/25/2021		1,400	1,402
Digital Dutch Finco BV 0.625% due 07/15/2025	EUR	2,000	2,505
Equinix, Inc. 1.000% due 09/15/2025		$3,000	3,011
Equitable Holdings, Inc. 3.900% due 04/20/2023		1,200	1,291
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,936
Federal Realty Investment Trust 1.250% due 02/15/2026		2,100	2,140
Five Corners Funding Trust 4.419% due 11/15/2023		1,200	1,332
Goldman Sachs Group, Inc.
0.994% (US0003M + 0.780%) due 10/31/2022 ~		900	904
2.876% due 10/31/2022 •		1,900	1,939
HAT Holdings LLC 5.250% due 07/15/2024		1,500	1,563
Host Hotels & Resorts LP 3.375% due 12/15/2029		1,700	1,749
HSBC Holdings PLC 3.033% due 11/22/2023 •		1,700	1,787
ING Groep NV 1.400% due 07/01/2026 •		3,100	3,155
International Bank for Reconstruction & Development 2.250% due 01/17/2023	CAD	2,800	2,289
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,508

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

JPMorgan Chase & Co. 0.653% due 09/16/2024 •		$2,800	2,815
KEB Hana Bank 3.375% due 01/30/2022		2,100	2,164
Kilroy Realty LP 3.800% due 01/15/2023		1,800	1,886
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		4,400	4,540
Lloyds Banking Group PLC 2.858% due 03/17/2023 •		1,800	1,850
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	2,027
Mizuho Financial Group, Inc.
1.015% (US0003M + 0.790%) due 03/05/2023 ~		1,000	1,008
1.480% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	858
3.922% due 09/11/2024 •		$900	979
Morgan Stanley 0.864% due 10/21/2025 •		3,100	3,127
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	371
3.450% due 12/04/2023		$1,500	1,632
3.625% due 06/20/2023		1,500	1,621
Natwest Group PLC 2.359% due 05/22/2024 •		2,300	2,394
Nederlandse Waterschapsbank NV 2.125% due 11/15/2021		2,100	2,135
NongHyup Bank 1.250% due 07/20/2025		2,800	2,855
NTT Finance Corp. 1.900% due 07/21/2021		500	504
ORIX Corp. 4.050% due 01/16/2024		900	987
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		3,500	3,721
Private Export Funding Corp. 2.650% due 02/16/2021		1,000	1,003
Prologis LP 1.250% due 10/15/2030		1,000	991
Reliance Standard Life Global Funding 2.625% due 07/22/2022		900	926
Royal Bank of Canada 3.350% due 10/22/2021		2,300	2,356
SBA Communications Corp. 4.875% due 09/01/2024		400	411
Shinhan Bank Co. Ltd. 0.250% due 10/16/2024	EUR	1,000	1,241
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		$2,800	2,843
SL Green Operating Partnership LP
1.201% (US0003M + 0.980%) due 08/16/2021 ~		600	599
3.250% due 10/15/2022		900	930
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024	EUR	900	1,141
Svenska Handelsbanken AB 3.900% due 11/20/2023		$900	992
Swedbank AB 0.250% due 11/07/2022	EUR	400	493
UBS AG 7.625% due 08/17/2022 (e)		$1,900	2,103
UniCredit SpA
4.129% (US0003M + 3.900%) due 01/14/2022 ~		600	617
7.830% due 12/04/2023		1,200	1,425
United Overseas Bank Ltd. 0.689% (US0003M + 0.480%) due 04/23/2021 ~		900	901
Westpac Banking Corp. 3.100% due 06/03/2021	AUD	1,600	1,249
			125,535
INDUSTRIALS 5.5%
Apple, Inc. 2.850% due 02/23/2023		$1,200	1,260
Campbell Soup Co. 3.300% due 03/15/2021		900	905
Chanel Ceres PLC 0.500% due 07/31/2026	EUR	1,700	2,109
CVS Health Corp. 3.700% due 03/09/2023		$273	292
Danone S.A.
2.589% due 11/02/2023		600	632
2.947% due 11/02/2026		872	959
3.000% due 06/15/2022		1,000	1,038
Discovery Communications LLC 2.950% due 03/20/2023		1,300	1,370
ERAC USA Finance LLC 2.600% due 12/01/2021		300	305

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

IHS Markit Ltd. 5.000% due 11/01/2022		1,000	1,071
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,000	1,045
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		900	978
Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	517
Local Initiatives Support Corp. 3.005% due 03/01/2022		700	717
Micron Technology, Inc. 4.640% due 02/06/2024		900	1,003
Microsoft Corp. 2.700% due 02/12/2025		1,000	1,087
PayPal Holdings, Inc. 2.200% due 09/26/2022		1,900	1,964
RELX Capital, Inc. 3.500% due 03/16/2023		2,400	2,553
Ryder System, Inc. 2.875% due 06/01/2022		1,200	1,240
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,723
			22,768
UTILITIES 7.2%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		$2,300	2,559
AES Corp. 1.375% due 01/15/2026		2,100	2,120
Avangrid, Inc.
3.150% due 12/01/2024		2,200	2,400
3.200% due 04/15/2025		1,200	1,315
Azure Power Energy Ltd. 5.500% due 11/03/2022		1,000	1,027
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		900	963
Baltimore Gas & Electric Co. 3.350% due 07/01/2023		1,000	1,067
British Telecommunications PLC 4.500% due 12/04/2023		2,000	2,216
Consolidated Edison, Inc. 2.000% due 05/15/2021		900	904
Electricite de France S.A. 3.625% due 10/13/2025		500	561
Enel Finance International NV 2.650% due 09/10/202		2,100	2,239
Eversource Energy
0.800% due 08/15/2025		2,400	2,397
2.750% due 03/15/2022		1,600	1,642
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		1,600	1,664
5.950% due 07/29/2026		1,400	1,519
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		2,200	2,263
India Green Energy Holdings 5.375% due 04/29/2024		500	530
NextEra Energy Capital Holdings, Inc. 2.800% due 01/15/2023		900	942
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022		900	939
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		800	801
			30,068
Total Corporate Bonds & Notes (Cost $172,884)			178,371
MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 2.0%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024		3,000	3,143
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	1,007
California Municipal Finance Authority Revenue Notes, Series 2020 1.605% due 11/01/2023		1,000	1,020
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021		1,500	1,520
1.949% due 11/01/2022		695	716

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

1.982% due 11/01/2023	740	774
		8,180
CONNECTICUT 0.3%
Connecticut State General Obligation Notes, Series 2020 2.500% due 07/01/2022	1,300	1,341
Total Municipal Bonds & Notes (Cost $9,251)		9,521
U.S. GOVERNMENT AGENCIES 25.1%
Fannie Mae
0.500% due 09/25/2042 •	41	41
0.700% due 07/30/2025	8,200	8,216
1.000% due 01/25/2043	12	12
1.816% due 11/01/2034 •	3	3
1.944% due 07/01/2042 •	9	9
1.994% due 09/01/2041 •	26	26
2.144% due 09/01/2040 •	3	3
2.173% due 11/01/2035 •	8	8
2.504% due 11/01/2035 •	4	4
2.639% due 08/01/2035 •	31	33
2.765% due 05/01/2035 •	4	4
2.817% due 07/01/2035 •	1	1
3.340% due 08/01/2029 •	7	7
3.500% due 02/25/2043 (a)	779	64
5.000% due 01/25/2040 - 07/25/2040	193	220
5.180% due 12/25/2042 ~	4	5
5.750% due 10/25/2035	8	9
5.963% due 02/01/2031 •	3	3
7.500% due 07/25/2022	1	1
Freddie Mac
0.549% due 12/15/2042 •	822	827
0.609% due 11/15/2030 •	1	1
0.650% due 10/22/2025 - 10/27/2025	8,200	8,203
0.680% due 08/06/2025	8,200	8,219
0.690% due 08/05/2025	4,100	4,102
0.800% due 10/28/2026	1,700	1,701
0.826% due 02/25/2031	3,944	3,914
0.869% due 10/15/2037 •	42	42
1.156% due 09/25/2030 ~(a)	13,998	1,280
1.944% due 02/25/2045 •	20	20
2.000% due 11/15/2026	279	286
2.697% due 08/01/2035 •	18	20
2.700% due 08/01/2023	3,600	3,631
2.838% due 06/01/2035 •	22	24
2.875% due 04/25/2026	1,900	2,088
2.939% due 04/25/2029	1,900	2,157
2.960% due 07/01/2035 •	4	4
4.000% due 06/01/2048	916	997
5.000% due 10/01/2033	4	5
6.500% due 07/25/2043	46	58
7.000% due 04/15/2023	1	1
9.426% due 08/15/2044 •	264	340
Ginnie Mae
0.455% due 10/20/2043 •	538	537
0.590% due 04/20/2065 •	144	144
0.600% due 06/20/2065 - 02/20/2067 •	824	826
0.640% due 07/20/2067 •	1,150	1,153
0.720% due 05/20/2066 •	247	248
0.740% due 04/20/2065 •	187	189
0.770% due 03/20/2065 •	886	893
0.790% due 11/20/2065 •	429	430
0.860% due 02/20/2066 •	439	441
0.910% due 10/20/2066 •	768	776
1.586% due 06/20/2067 •	981	1,002
2.875% due 06/20/2027 - 05/20/2030 •	15	16
3.000% due 02/20/2032 •	6	6
3.500% due 05/20/2049 - 08/20/2049	3,218	3,548
4.000% due 06/20/2048	1,552	1,722
5.000% due 08/20/2048 - 10/20/2049	8,200	8,965
Ginnie Mae, TBA 4.500% due 01/01/2051	7,300	7,817
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	3,071	3,246
3.000% due 03/01/2050	819	859
4.000% due 08/01/2047 - 08/01/2048	1,868	2,007
5.500% due 01/01/2025	116	121
5.500% due 02/01/2028	2	2
6.000% due 05/01/2037	1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	12,000	12,422
2.500% due 03/01/2051	8,400	8,826

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

4.500% due 01/01/2051		1,400	1,517
Total U.S. Government Agencies (Cost $103,130)			104,303
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •		4	4
Banc of America Funding Trust 3.506% due 05/25/2035 ~		107	110
Banc of America Mortgage Trust
3.076% due 08/25/2034 ~		58	59
4.224% due 03/25/2033 ~		133	129
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~		6	6
Bear Stearns ALT-A Trust
3.152% due 09/25/2035 ^~		9	7
3.369% due 05/25/2035 ~		32	32
Citigroup Mortgage Loan Trust
0.218% due 01/25/2037 •		42	37
2.530% due 10/25/2035 •		3	3
2.570% due 05/25/2035 •		5	5
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•		44	44
2.749% due 11/25/2034 ~		18	18
2.806% due 02/20/2035 ~		10	10
Eurosail PLC 0.991% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	906	1,228
First Horizon Alternative Mortgage Securities Trust 2.362% due 01/25/2035 ~		$109	113
FirstMac Mortgage Funding Trust
1.070% due 03/08/2049 •	AUD	265	204
1.320% due 03/08/2049 •		800	619
GMAC Mortgage Corp. Loan Trust 3.626% due 11/19/2035 ~		$7	7
Great Hall Mortgages PLC 0.366% due 06/18/2039 •		112	110
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~		38	37
3.071% due 06/25/2034 ~		9	9
3.201% due 09/25/2035 ~		29	30
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		26	19
One New York Plaza Trust 1.109% due 01/15/2026 •		2,200	2,208
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.708% due 12/25/2035 •		38	38
Prime Mortgage Trust 0.548% due 02/25/2034 •		2	2
RBSSP Resecuritization Trust 2.145% due 12/25/2035 ~		44	44
Residential Mortgage Securities PLC 1.304% due 06/20/2070 •	GBP	1,135	1,561
Structured Adjustable Rate Mortgage Loan Trust
2.009% due 01/25/2035 ^•		$34	32
3.080% due 02/25/2034 ~		25	25
Structured Asset Mortgage Investments Trust
0.408% due 03/25/2037 •		49	21
0.652% due 07/19/2035 •		12	12
0.708% due 02/25/2036 ^•		17	16
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	2,179	2,980
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		727	998
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •		$10	10
0.728% due 10/25/2045 •		66	65
0.888% due 11/25/2034 •		34	34
2.009% due 06/25/2042 •		7	7
Total Non-Agency Mortgage-Backed Securities (Cost $10,611)			10,893
ASSET-BACKED SECURITIES 1.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.258% due 03/25/2035 •		1,300	1,293
Bear Stearns Asset-Backed Securities Trust 1.148% due 10/25/2037 •		49	49
Countrywide Asset-Backed Certificates 0.568% due 01/25/2045 •		225	224
Countrywide Asset-Backed Certificates Trust, Inc. 0.888% due 12/25/2034 •		1,273	1,238
Edsouth Indenture LLC 1.298% due 09/25/2040 •		55	55
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •		2	1
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		16	16

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust 0.248% due 07/25/2036 •		10	5
NovaStar Mortgage Funding Trust 0.468% due 05/25/2036 •		235	232
Palmer Square Loan Funding Ltd. 0.887% due 07/15/2026 •		218	218
RAAC Trust 0.628% due 03/25/2037 •		8	8
Securitized Asset-Backed Receivables LLC Trust 0.208% due 12/25/2036 ^•		45	14
SLC Student Loan Trust
0.317% due 09/15/2026 •		32	32
0.327% due 03/15/2027 •		119	119
SLM Student Loan Trust
0.305% due 01/26/2026 •		94	93
0.335% due 01/25/2027 •		138	138
0.365% due 10/25/2029 •		313	311
Structured Asset Investment Loan Trust
0.853% due 03/25/2034 •		84	82
1.123% due 10/25/2033 •		15	15
Total Asset-Backed Securities (Cost $3,889)			4,143
SOVEREIGN ISSUES 3.5%
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	874
Export Development Canada 1.800% due 09/01/2022	CAD	1,700	1,370
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,905
Japan Bank for International Cooperation 2.375% due 07/21/2022		500	516
Korea Development Bank 0.500% due 10/27/2023		2,100	2,108
Korea International Bond 2.000% due 06/19/2024		1,200	1,257
Mexico Government International Bond 1.350% due 09/18/2027	EUR	1,700	2,149
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		$900	942
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	799
2.450% due 03/01/2023		3,000	2,466
Total Sovereign Issues (Cost $13,793)			14,386
SHORT-TERM INSTRUMENTS 29.2%
REPURCHASE AGREEMENTS (f) 0.5%			2,052
JAPAN TREASURY BILLS 8.6%
(0.086)% due 02/08/2021 - 03/22/2021 (b)(c)	JPY	3,690,000	35,742
U.S. TREASURY BILLS 18.2%
0.086% due 01/28/2021 - 04/01/2021 (b)(c)(i)		$75,300	75,292
U.S. TREASURY CASH MANAGEMENT BILLS 1.9%
0.091% due 05/25/2021 (c)(d)		8,000	7,998
Total Short-Term Instruments (Cost $120,654)			121,084
Total Investments in Securities (Cost $434,212)			442,701
Total Investments 106.7% (Cost $434,212)			$442,701
Financial Derivative Instruments (g)(h) (0.3)%(Cost or Premiums, net $(10))			(1,327)
Other Assets and Liabilities, net (6.4)%			(26,310)
Net Assets 100.0%			$415,064

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$2,052	U.S. Treasury Bills 0.000% due 12/30/2021	$(2,093)	$2,052	$2,052
Total Repurchase Agreements	$(2,093)	$2,052	$2,052
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (8.3)%
Ginnie Mae, TBA	4.000%	01/01/2051	$2,700	$(2,871)	$(2,879)
Ginnie Mae, TBA	5.000	01/01/2051	2,800	(3,061)	(3,057)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2051	7,200	(7,552)	(7,576)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	19,400	(20,722)	(20,747)
Total Short Sales (8.3)%	$(34,206)	$(34,259)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(14) at a weighted average interest rate of 0.140%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	5	$1,085	$0	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2021	671	148,275	136	16	0
U.S. Treasury 5-Year Note March Futures	03/2021	2	252	1	0	0
$137	$16	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	167	$(23,059)	$(46)	$0	$(18)
U.S. Treasury 30-Year Bond March Futures	03/2021	46	(7,967)	66	0	(16)
United Kingdom Long Gilt March Futures	03/2021	31	(5,746)	(64)	0	(13)
$(44)	$0	$(47)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Total Futures Contracts	$93	$16	$(47)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	6-Month JPY-LIBOR	0.100%	Semi-Annual	03/20/2024	JPY	1,270,000	$40	$25	$65	$0	$(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	990,000	(57)	(122)	(179)	1	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	10,000	1	2	3	0	1
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	45,000	0	(14)	(14)	0	(1)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	45,000	0	(13)	(13)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	310,000	7	(287)	(280)	5	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	40,000	(1)	(65)	(66)	1	0
Total Swap Agreements	$(10)	$(474)	$(484)	$7	$(2)
Cash of $1,038 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)	Unsettled variation margin asset of $2 is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	01/2021	AUD	4,439	$3,265	$0	$(157)
BRC	03/2021	JPY	239,491	2,307	0	(14)
CBK	02/2021	$1,335	EUR	1,108	20	0
HUS	01/2021	GBP	5,292	$7,078	0	(160)
01/2021	$443	AUD	600	19	0
02/2021	JPY	10,739	$102	0	(2)
03/2021	870,509	8,384	0	(54)
MYI	02/2021	EUR	1,417	1,721	0	(12)
02/2021	JPY	2,580,000	24,732	0	(265)
RBC	01/2021	$411	CAD	531	6	0
SSB	02/2021	EUR	1,721	$2,050	0	(55)
TOR	01/2021	CAD	9,424	7,274	0	(129)
01/2021	$7,397	CAD	9,424	7	0
02/2021	CAD	9,424	$7,398	0	(7)
UAG	02/2021	EUR	12,922	15,302	0	(500)
Total Forward Foreign Currency Contracts	$52	$(1,355)
(i)

Securities with an aggregate market value of $743 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$125,535	$0	$125,535
Industrials	0	22,768	0	22,768
Utilities	0	30,068	0	30,068
Municipal Bonds & Notes
California	0	8,180	0	8,180
Connecticut	0	1,341	0	1,341
U.S. Government Agencies	0	104,303	0	104,303
Non-Agency Mortgage-Backed Securities	0	10,893	0	10,893
Asset-Backed Securities	0	4,143	0	4,143
Sovereign Issues	0	14,386	0	14,386
Short-Term Instruments
Repurchase Agreements	0	2,052	0	2,052
Japan Treasury Bills	0	35,742	0	35,742
U.S. Treasury Bills	0	75,292	0	75,292
U.S. Treasury Cash Management Bills	0	7,998	0	7,998
Total Investments	$0	$442,701	$0	$442,701
Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. Government Agencies	$0	$(34,259)	$0	$(34,259)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	7	0	23
Over the counter	0	52	0	52
	$16	$59	$0	$75
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(2)	0	(49)
Over the counter	0	(1,355)	0	(1,355)
	$(47)	$(1,357)	$0	$(1,404)
Total Financial Derivative Instruments	$(31)	$(1,298)	$0	$(1,329)
Totals	$(31)	$407,144	$0	$407,113

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Low Duration Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Toyota Motor Credit Corp. 1.070% (LIBOR03M + 0.830%) due 03/29/2021 «~		$7,800	$7,795
Total Loan Participations and Assignments (Cost $7,800)			7,795
CORPORATE BONDS & NOTES 25.4%
BANKING & FINANCE 14.6%
Aircastle Ltd. 5.125% due 03/15/2021		600	605
Allstate Corp. 0.750% due 12/15/2025		6,100	6,135
Ally Financial, Inc. 4.250% due 04/15/2021		100	101
Ambac LSNI LLC 6.000% due 02/12/2023 •		918	914
Aviation Capital Group LLC
0.884% (US0003M + 0.670%) due 07/30/2021 ~		500	495
1.175% (US0003M + 0.950%) due 06/01/2021 ~		21,400	21,270
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023		20,600	20,757
Bank of America Corp.
0.810% due 10/24/2024 •		20,700	20,901
1.015% (US0003M + 0.790%) due 03/05/2024 ~		11,600	11,690
1.486% due 05/19/2024 •		25,300	25,905
2.881% due 04/24/2023 •		18,400	18,990
3.550% due 03/05/2024 •		5,100	5,451
Barclays Bank PLC
7.625% due 11/21/2022 (g)		1,683	1,873
10.179% due 06/12/2021		9,080	9,444
Barclays PLC
1.651% (US0003M + 1.430%) due 02/15/2023 ~		28,700	28,911
3.684% due 01/10/2023		3,500	3,608
BBVA USA 0.951% (US0003M + 0.730%) due 06/11/2021 ~		16,250	16,288
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~		21,300	21,281
CC Holdings GS LLC 3.849% due 04/15/2023		18,710	20,087
CIT Group, Inc. 4.125% due 03/09/2021		500	502
Citigroup, Inc.
0.776% due 10/30/2024 •		20,800	20,945
0.907% (US0003M + 0.690%) due 10/27/2022 ~		25,400	25,593
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		24,300	24,491
Credit Agricole S.A. 1.907% due 06/16/2026 •		17,200	17,855
Credit Suisse AG 6.500% due 08/08/2023 (g)		800	903
Credit Suisse Group AG 4.550% due 04/17/2026		7,000	8,240
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		1,700	1,716
3.800% due 09/15/2022		3,250	3,434
Danske Bank A/S 5.000% due 01/12/2022		20,700	21,616
Deutsche Bank AG
1.510% (US0003M + 1.290%) due 02/04/2021 ~		21,600	21,612
3.150% due 01/22/2021		5,100	5,106
3.300% due 11/16/2022		5,800	6,052
3.950% due 02/27/2023		600	638
4.250% due 10/14/2021		11,100	11,385
4.250% due 10/14/2021		1,300	1,333
5.000% due 02/14/2022		20,100	21,022
Equinix, Inc. 2.625% due 11/18/2024		7,800	8,344
Equitable Holdings, Inc. 3.900% due 04/20/2023		7,985	8,593
FCE Bank PLC 1.875% due 06/24/2021	EUR	1,300	1,593

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Federal Realty Investment Trust 3.950% due 01/15/2024		$19,100	20,785
Ford Credit Canada Co.
2.766% due 06/22/2022 (h)	CAD	2,000	1,572
3.530% (CDOR03 + 3.030%) due 01/10/2022 ~(h)		10,000	7,901
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	200	243
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$24,500	24,498
3.087% due 01/09/2023		4,000	4,077
3.200% due 01/15/2021		1,700	1,704
3.336% due 03/18/2021		5,500	5,521
3.350% due 11/01/2022		5,100	5,196
3.470% due 04/05/2021		800	802
3.813% due 10/12/2021		5,820	5,896
4.250% due 09/20/2022		1,882	1,946
5.085% due 01/07/2021		7,700	7,719
5.596% due 01/07/2022		10,948	11,344
5.750% due 02/01/2021		8,600	8,638
General Motors Financial Co., Inc.
1.080% (US0003M + 0.850%) due 04/09/2021 ~		1,200	1,201
1.285% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	20,750
1.332% (US0003M + 1.100%) due 11/06/2021 ~		500	502
1.779% (US0003M + 1.550%) due 01/14/2022 ~		2,100	2,117
3.550% due 07/08/2022		1,200	1,252
5.200% due 03/20/2023		7,300	8,007
Goldman Sachs Group, Inc.
0.963% (US0003M + 0.750%) due 02/23/2023 ~		7,000	7,067
0.994% (US0003M + 0.780%) due 10/31/2022 ~		3,100	3,113
1.391% (US0003M + 1.170%) due 05/15/2026 ~		200	204
1.824% (US0003M + 1.600%) due 11/29/2023 ~		18,500	19,139
HAT Holdings LLC
5.250% due 07/15/2024		700	729
6.000% due 04/15/2025		4,000	4,285
ING Groep NV 1.238% (US0003M + 1.000%) due 10/02/2023 ~		23,700	24,073
JPMorgan Chase & Co.
0.653% due 09/16/2024 •		8,000	8,044
1.099% (US0003M + 0.890%) due 07/23/2024 ~		13,000	13,181
3.797% due 07/23/2024 •		1,900	2,063
Kilroy Realty LP 3.800% due 01/15/2023		200	210
Lloyds Banking Group PLC 2.858% due 03/17/2023 •		1,900	1,953
Logicor Financing SARL 1.500% due 11/14/2022	EUR	21,800	27,296
Metropolitan Life Global Funding 0.950% due 07/02/2025		$23,500	23,822
Mitsubishi UFJ Financial Group, Inc. 0.968% (US0003M + 0.740%) due 03/02/2023 ~		43,400	43,713
Mizuho Financial Group, Inc.
0.849% due 09/08/2024 •		5,700	5,735
1.015% (US0003M + 0.790%) due 03/05/2023 ~		21,300	21,468
1.480% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	22,465
Morgan Stanley
0.864% due 10/21/2025 •		$2,900	2,925
1.433% (US0003M + 1.220%) due 05/08/2024 ~		5,800	5,914
1.615% (US0003M + 1.400%) due 10/24/2023 ~		2,000	2,039
Natwest Group PLC
2.359% due 05/22/2024 •		10,800	11,244
2.500% due 03/22/2023	EUR	1,300	1,678
Nissan Motor Acceptance Corp.
0.869% (US0003M + 0.630%) due 09/21/2021 ~		$12,973	12,942
0.874% (US0003M + 0.650%) due 07/13/2022 ~		5,950	5,907
0.941% due 09/28/2022 •		1,900	1,884
1.900% due 09/14/2021		1,100	1,108
2.650% due 07/13/2022		800	819
OneMain Finance Corp.
6.125% due 05/15/2022		12,075	12,830
7.750% due 10/01/2021		200	211
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		15,000	15,013
Public Storage 2.370% due 09/15/2022		1,600	1,655
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,385
3.450% due 06/02/2025		9,050	9,906
SL Green Operating Partnership LP 1.201% (US0003M + 0.980%) due 08/16/2021 ~		7,600	7,583
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021		2,200	2,223
Standard Chartered PLC
1.319% due 10/14/2023 •		19,900	20,126
1.368% (US0003M + 1.150%) due 01/20/2023 ~		20,200	20,336
2.744% due 09/10/2022 •		3,000	3,043
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		23,100	23,678

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023		13,100	13,226
Synchrony Bank 3.650% due 05/24/2021		21,800	22,017
Temasek Financial Ltd. 2.375% due 01/23/2023		4,500	4,687
Toronto-Dominion Bank 0.540% (SOFRRATE + 0.450%) due 09/28/2023 ~		21,600	21,668
U.S. Bancorp 1.450% due 05/12/2025		3,300	3,428
UBS AG
5.125% due 05/15/2024 (g)		6,500	7,181
7.625% due 08/17/2022 (g)		2,800	3,100
UBS Group AG
1.171% (US0003M + 0.950%) due 08/15/2023 ~		20,100	20,300
2.859% due 08/15/2023 •		19,500	20,222
3.491% due 05/23/2023		19,300	20,092
4.125% due 09/24/2025		7,700	8,825
UniCredit SpA
4.129% (US0003M + 3.900%) due 01/14/2022 ~		21,250	21,852
7.830% due 12/04/2023		45,200	53,666
Wells Fargo & Co.
1.654% due 06/02/2024 •		23,400	24,044
2.509% due 10/27/2023 (h)	CAD	12,300	10,102
			1,236,769
INDUSTRIALS 8.4%
AbbVie, Inc.
0.691% (US0003M + 0.460%) due 11/19/2021 ~		$4,600	4,612
2.150% due 11/19/2021		29,100	29,573
2.300% due 11/21/2022		21,100	21,883
3.200% due 11/06/2022		3,200	3,351
Anthem, Inc.
2.375% due 01/15/2025		3,450	3,691
3.350% due 12/01/2024		4,800	5,291
Barry Callebaut Services NV 5.500% due 06/15/2023		2,600	2,834
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~		21,900	21,946
1.227% (US0003M + 1.010%) due 12/15/2023 ~		2,300	2,325
3.500% due 06/25/2021		2,600	2,632
BMW Finance NV 2.250% due 08/12/2022		28,900	29,820
BMW U.S. Capital LLC 3.450% due 04/12/2023		1,000	1,066
Boeing Co. 1.950% due 02/01/2024		22,500	23,182
Boston Scientific Corp. 3.375% due 05/15/2022		2,050	2,136
BP Capital Markets America, Inc. 2.520% due 09/19/2022		1,600	1,656
Broadcom Corp. 2.650% due 01/15/2023		3,283	3,416
Broadcom, Inc.
2.250% due 11/15/2023		23,400	24,454
4.250% due 04/15/2026		5,400	6,190
Charter Communications Operating LLC 4.464% due 07/23/2022		27,700	29,210
Chevron Corp.
1.141% due 05/11/2023		27,500	28,087
1.554% due 05/11/2025		22,400	23,280
Cigna Corp. 1.127% (US0003M + 0.890%) due 07/15/2023 ~		2,100	2,125
CommonSpirit Health 1.547% due 10/01/2025		15,500	15,935
CRH America, Inc. 3.875% due 05/18/2025		2,775	3,129
Daimler Finance North America LLC
1.093% (US0003M + 0.880%) due 02/22/2022 ~		13,000	13,097
2.550% due 08/15/2022		23,900	24,726
3.875% due 09/15/2021		4,800	4,917
Danone S.A. 2.947% due 11/02/2026		6,251	6,874
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~		4,500	4,503
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~		400	401
Expedia Group, Inc. 3.600% due 12/15/2023		11,050	11,783
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		21,200	21,251
General Mills, Inc. 6.410% due 10/15/2022		20,600	22,732
General Motors Co. 5.400% due 10/02/2023 (h)		15,600	17,478

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Hasbro, Inc. 2.600% due 11/19/2022		2,200	2,285
Heathrow Funding Ltd. 4.875% due 07/15/2023		2,405	2,455
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		1,900	1,900
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~		4,800	4,855
Hyundai Capital America 1.150% due 11/10/2022		24,800	24,829
IHS Markit Ltd. 5.000% due 11/01/2022		900	964
Imperial Brands Finance PLC
3.500% due 02/11/2023		500	524
3.750% due 07/21/2022		6,812	7,106
Leidos, Inc. 2.950% due 05/15/2023		8,200	8,648
Marathon Oil Corp. 2.800% due 11/01/2022		815	838
Microchip Technology, Inc. 3.922% due 06/01/2021		400	406
NetApp, Inc. 1.875% due 06/22/2025		6,600	6,898
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		24,300	25,423
Nutrition & Biosciences, Inc. 0.697% due 09/15/2022		6,900	6,923
NXP BV
3.875% due 09/01/2022		3,399	3,583
4.875% due 03/01/2024		13,150	14,836
Occidental Petroleum Corp. 1.671% (US0003M + 1.450%) due 08/15/2022 ~		7,200	7,059
Origin Energy Finance Ltd. 5.450% due 10/14/2021		9,721	10,064
Panasonic Corp. 2.536% due 07/19/2022		17,715	18,215
Phillips 66
0.833% (US0003M + 0.600%) due 02/26/2021 ~		300	300
0.900% due 02/15/2024		11,300	11,337
Royalty Pharma PLC 0.750% due 09/02/2023		8,000	8,043
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,600	3,700
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		7,900	8,056
Spirit AeroSystems, Inc. 1.017% (US0003M + 0.800%) due 06/15/2021 ~		1,400	1,382
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		150	152
Stryker Corp. 1.150% due 06/15/2025		9,000	9,187
Sutter Health 1.321% due 08/15/2025		3,400	3,459
Sysco Corp. 5.650% due 04/01/2025		2,500	2,975
Thomson Reuters Corp. 4.300% due 11/23/2023		13,800	15,133
Time Warner Cable LLC 4.000% due 09/01/2021		1,100	1,116
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021		2,300	2,322
VMware, Inc. 2.950% due 08/21/2022		23,300	24,177
Volkswagen Group of America Finance LLC
1.098% (US0003M + 0.860%) due 09/24/2021 ~		300	302
2.900% due 05/13/2022		11,700	12,073
3.125% due 05/12/2023		19,600	20,712
Volkswagen International Finance NV 1.037% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	3,000	3,802
Walt Disney Co. 1.750% due 01/13/2026		$1,600	1,678
Woodside Finance Ltd. 4.600% due 05/10/2021		7,700	7,731
WRKCo, Inc. 3.750% due 03/15/2025		3,600	4,015
Zimmer Biomet Holdings, Inc. 0.989% (US0003M + 0.750%) due 03/19/2021 ~		2,178	2,178
			711,227
SPECIALTY FINANCE 0.4%
CIMIC Group Ltd.
0.000% due 03/16/2021 (e)(h)		19,000	18,836

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

0.000% due 01/21/2021 (e)(h)		18,053	18,016
			36,852
UTILITIES 2.0%
AES Corp. 1.375% due 01/15/2026		22,500	22,717
BG Energy Capital PLC 4.000% due 10/15/2021		2,692	2,764
British Transco International Finance BV 0.000% due 11/04/2021 (e)		3,100	3,084
Enel Finance International NV
2.650% due 09/10/2024		18,600	19,827
2.875% due 05/25/2022		6,164	6,362
Entergy Arkansas LLC 3.750% due 02/15/2021		1,800	1,804
Eversource Energy 0.800% due 08/15/2025		2,300	2,298
Exelon Generation Co. LLC 3.250% due 06/01/2025		15,200	16,612
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022		8,100	8,245
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		15,200	15,623
2.800% due 01/15/2023		800	837
Pacific Gas & Electric Co.
1.699% (US0003M + 1.480%) due 06/16/2022 ~		16,500	16,509
3.250% due 06/15/2023		5,600	5,847
3.400% due 08/15/2024		4,100	4,368
3.750% due 02/15/2024		2,900	3,095
3.850% due 11/15/2023		7,600	8,083
4.250% due 08/01/2023		5,400	5,801
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		21,100	21,114
SSE PLC 1.250% due 04/16/2025	EUR	2,600	3,348
Telstra Corp. Ltd. 3.125% due 04/07/2025		$1,000	1,099
Verizon Communications, Inc. 3.376% due 02/15/2025		200	222
			169,659
Total Corporate Bonds & Notes (Cost $2,108,003)			2,154,507
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050		1,500	1,502
FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025		4,700	4,810
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024		1,100	1,114
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.193% due 06/01/2023		3,180	3,196
Total Municipal Bonds & Notes (Cost $10,480)			10,622
U.S. GOVERNMENT AGENCIES 19.3%
Fannie Mae
0.210% due 12/25/2036 •		378	376
0.268% due 06/25/2034 •		103	102
0.398% due 01/25/2037 •		5	5
0.448% due 03/25/2037 •		618	619
0.498% due 03/25/2037 - 07/25/2037 •		446	447
0.498% due 03/25/2044 •		64	64
0.508% due 03/25/2037 •		34	34
0.528% due 07/25/2037 •		781	786
0.548% due 06/25/2032 - 09/25/2035 •		136	137
0.548% due 10/25/2040 •		5	6
0.598% due 12/25/2040 •		16	17
0.618% due 07/25/2037 •		10	10
0.648% due 08/25/2037 - 06/25/2039 •		602	603
0.725% due 03/01/2035 •		75	75
0.818% due 03/25/2038 •		35	35
0.898% due 03/25/2038 - 11/25/2039 •		533	545

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

0.898% due 01/25/2040 •	18	19
0.998% due 02/25/2040 •	367	376
1.000% due 01/25/2043	869	850
1.816% due 11/01/2034 •	94	95
1.843% due 10/01/2034 •	216	219
1.944% due 07/01/2042 - 07/01/2044 •	311	313
1.994% due 09/01/2041 •	29	29
2.144% due 10/01/2030 - 11/01/2039 •	354	355
2.205% due 09/01/2035 •	7	7
2.263% due 10/01/2035 •	814	828
2.277% due 03/01/2035 •	923	952
2.287% due 11/01/2035 •	8	8
2.323% due 09/01/2035 •	401	402
2.384% due 08/01/2035 •	664	687
2.385% due 07/01/2035 •	688	700
2.386% due 02/01/2028 •	24	24
2.470% due 11/01/2027 •	5	5
2.476% due 08/01/2029 •	157	159
2.500% due 05/25/2028 (a)	7,532	408
2.633% due 06/01/2035 •	177	178
2.639% due 08/01/2035 •	204	215
2.703% due 03/01/2024 •	12	12
2.765% due 05/01/2035 •	137	139
2.817% due 07/01/2035 •	88	88
2.830% due 12/01/2033 •	69	69
2.859% due 09/01/2032 •	177	177
2.906% due 05/01/2035 •	457	464
3.339% due 04/01/2024 •	9	9
3.428% due 01/01/2035 •	723	747
3.570% due 04/01/2034 •	159	158
3.675% due 03/01/2035 •	56	56
3.781% due 06/01/2035 •	47	47
4.079% due 12/01/2036 •	12	13
4.085% due 01/01/2024 •	6	6
4.250% due 05/25/2033	300	321
4.485% due 01/01/2028 •	3	3
4.517% due 02/01/2028 •	0	1
5.024% due 09/01/2034 •	7	7
5.180% due 12/25/2042 ~	903	998
5.500% due 08/25/2034	747	853
5.902% due 10/25/2042 •(a)	20,580	3,757
6.002% due 11/25/2042 •(a)	27,876	3,789
6.500% due 07/25/2023 - 09/01/2033	1,287	1,519
6.502% due 01/25/2042 •(a)	2,140	423
7.000% due 04/01/2034	13	15
8.000% due 11/25/2023	1	1
Federal Housing Administration 7.430% due 10/01/2023	2	2
Freddie Mac
0.278% due 08/25/2031 •	751	715
0.288% due 09/25/2031 •	1,244	1,234
0.489% due 02/15/2037 •	34	34
0.499% due 02/15/2037 •	46	46
0.559% due 05/15/2037 •	11	11
0.609% due 11/15/2030 - 12/15/2031 •	33	33
0.650% due 10/27/2025	62,200	62,227
0.679% due 05/15/2036 •	16	16
0.680% due 08/06/2025	32,300	32,375
0.690% due 08/05/2025	127,300	127,361
0.700% due 08/18/2025	39,800	39,826
0.700% due 08/19/2025 (k)	80,000	80,053
0.709% due 01/15/2042 •	26	26
0.800% due 10/28/2026	83,100	83,141
1.009% due 12/15/2039 •	1	1
1.014% due 01/15/2038 •	2,864	2,927
2.009% due 07/25/2044 •	1,859	1,877
2.199% due 10/01/2035 •	612	639
2.248% due 10/01/2027 •	4	4
2.365% due 10/01/2023 - 11/01/2023 •	7	7
2.417% due 12/01/2022 •	4	4
2.518% due 04/01/2035 •	323	324
2.564% due 06/01/2024 •	2	2
2.608% due 09/01/2023 •	1	1
2.696% due 08/01/2035 •	785	819
2.771% due 07/01/2027 •	5	5
2.829% due 05/01/2037 •	13	13
2.960% due 07/01/2035 •	4	4
3.000% due 03/15/2027 - 05/15/2027 (a)	12,448	724
3.000% due 03/15/2041	761	769
3.475% due 04/01/2035 •	170	171
3.500% due 02/01/2047 - 06/01/2047	15,191	16,475
3.625% due 03/01/2035 - 04/01/2035 •	278	281
3.725% due 03/01/2035 •	74	74
3.738% due 03/01/2035 •	94	94
3.903% due 08/15/2032 ~	9	9
3.997% due 01/01/2024 •	2	2

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 01/15/2024 (a)	75	3
4.191% due 02/01/2037 •	9	9
5.500% due 07/15/2034	486	554
5.791% due 08/15/2043 •(a)	38,155	8,249
6.000% due 12/15/2028 - 07/15/2029	26	29
6.311% due 07/15/2036 •(a)	1,350	265
6.500% due 03/15/2029 - 07/15/2031	706	822
6.500% due 04/15/2031 - 07/25/2043	9,077	11,250
6.991% due 08/15/2036 •(a)	4,031	846
7.000% due 01/01/2030 - 04/01/2032	9	10
7.500% due 07/15/2030	48	58
8.000% due 04/15/2021 - 12/01/2024	9	9
8.500% due 07/01/2024 - 11/01/2025	40	43
8.500% due 08/01/2024 - 11/01/2024	5	5
9.426% due 08/15/2044 •	11,408	14,691
Ginnie Mae
0.740% due 03/20/2065 •	9,174	9,239
0.940% due 05/20/2066 •	3,467	3,516
1.040% due 04/20/2066 •	4,812	4,897
1.402% due 08/20/2070 •	24,743	26,174
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~•	239	243
2.250% due 07/20/2027 - 07/20/2034 •	148	153
2.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~•	108	110
2.875% due 04/20/2027 - 05/20/2030 •	81	83
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~•	147	151
3.000% due 01/20/2027 - 02/20/2032 •	1,024	1,060
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~•	235	238
3.125% due 11/20/2026 - 12/20/2027 •	61	62
4.500% due 06/20/2048 - 04/20/2050	49,748	53,746
5.000% due 02/20/2041 (a)	27	0
5.000% due 01/20/2049 - 10/20/2049	191,038	209,161
Ginnie Mae, TBA
4.500% due 01/01/2051 - 02/01/2051	88,690	94,978
5.000% due 01/01/2051	600	655
Uniform Mortgage-Backed Security
3.500% due 02/01/2047 - 12/01/2047	276,183	302,909
4.000% due 10/01/2047	691	743
4.000% due 11/01/2047 - 08/01/2048	26,937	29,198
4.500% due 05/01/2023 - 09/01/2049	12,290	13,397
4.500% due 01/01/2034 - 05/01/2046	927	1,033
5.000% due 08/01/2025 - 06/01/2028	281	310
5.000% due 08/01/2027 - 08/01/2040	525	587
5.500% due 06/01/2021 - 01/01/2030	1,482	1,649
5.500% due 02/01/2027 - 01/01/2029	2,587	2,899
6.000% due 01/01/2021 - 01/01/2039	4,371	4,988
6.000% due 08/01/2021 - 02/01/2036	301	339
6.500% due 02/01/2022 - 03/01/2038	518	603
8.000% due 04/01/2030 - 11/01/2031	304	366
8.500% due 04/01/2025	18	19
9.500% due 07/01/2025 - 11/01/2025	23	25
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	162,000	167,788
2.500% due 01/01/2051 - 03/01/2051	132,900	139,642
4.500% due 01/01/2036 - 01/01/2051	40,850	44,273
Vendee Mortgage Trust 6.500% due 05/15/2029	5,767	6,634
Total U.S. Government Agencies (Cost $1,591,043)		1,635,399
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	17,227	17,246
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	60	62
American Home Mortgage Assets Trust 0.688% due 11/25/2035 •	682	663
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •	5,995	6,033
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	4,215	4,242
Banc of America Funding Trust
0.392% due 05/20/2035 •	806	810
2.826% due 02/20/2036 ~	536	526
3.506% due 05/25/2035 ~	120	123
5.500% due 09/25/2035	635	674
Banc of America Mortgage Trust
2.998% due 09/25/2035 ^~	2,105	2,016
3.672% due 02/25/2035 ~	113	114
4.339% due 05/25/2033 ~	14	14
6.500% due 10/25/2031	317	333
BCAP LLC Trust
0.650% due 05/26/2035 •	273	269
1.584% due 11/26/2046 •	923	935
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	9	9
2.766% due 08/25/2033 ~	306	306

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

2.781% due 11/25/2030 ~		10	10
2.838% due 01/25/2035 ~		395	396
2.945% due 08/25/2035 ^~		1,124	1,014
3.007% due 02/25/2033 ~		42	42
3.185% due 08/25/2035 ^~		7,742	7,592
3.186% due 02/25/2033 ~		64	57
3.234% due 08/25/2033 ~		96	99
3.376% due 10/25/2036 ^~		391	388
3.637% due 04/25/2033 ~		325	341
3.944% due 01/25/2035 ~		2	2
Bear Stearns ALT-A Trust
2.913% due 04/25/2035 ~		2,695	2,672
3.152% due 09/25/2035 ^~		1,363	1,075
3.369% due 05/25/2035 ~		435	438
3.515% due 09/25/2034 ~		212	231
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~		2,858	2,345
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.428% due 01/25/2035 •		283	283
Citigroup Mortgage Loan Trust
3.630% due 03/25/2036 ^~		2,316	2,215
4.005% due 03/25/2034 ~		346	353
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •		18	18
Countrywide Alternative Loan Trust 0.548% due 06/25/2036 ^•		448	194
Countrywide Home Loan Mortgage Pass-Through Trust 2.109% due 02/20/2036 ^•		6,642	6,520
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		393	369
5.005% due 06/25/2032 ~		40	41
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.122% due 10/25/2033 ~		45	47
Credit Suisse Mortgage Capital Trust 3.294% due 07/25/2050		39,491	40,264
EMF-NL Prime BV 0.343% due 04/17/2041 •	EUR	3,000	2,710
Eurosail PLC
0.198% due 12/10/2044 •	GBP	199	271
0.201% due 03/13/2045 •		675	913
0.991% (BP0003M + 0.950%) due 06/13/2045 ~		5,573	7,559
First Horizon Alternative Mortgage Securities Trust
2.445% due 09/25/2034 ~		$71	69
2.544% due 09/25/2035 ^~		265	255
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	632	767
0.366% due 06/18/2039 •		$6,852	6,681
GS Mortgage Securities Trust 1.932% due 11/10/2045 ~(a)		10,198	274
GSR Mortgage Loan Trust
2.968% due 09/25/2035 ~		33	33
3.201% due 09/25/2035 ~		310	320
3.245% due 09/25/2035 ~		2,650	2,697
3.329% due 07/25/2035 ~		628	459
6.000% due 03/25/2032		36	39
HarborView Mortgage Loan Trust 3.444% due 07/19/2035 ^~		2,026	1,710
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	80,497	110,257
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$12,976	13,136
IndyMac Mortgage Loan Trust 0.568% due 05/25/2046 •		1,539	1,466
JPMorgan Chase Commercial Mortgage Securities Trust 1.552% due 05/15/2045 ~(a)		24,254	364
JPMorgan Mortgage Trust
2.938% due 04/25/2037 ^~		281	244
2.956% due 07/25/2035 ~		86	86
3.134% due 08/25/2035 ^~		2,000	1,840
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	30,800	41,753
MASTR Adjustable Rate Mortgages Trust 3.176% due 11/21/2034 ~		$85	87
Morgan Stanley Mortgage Loan Trust
0.408% due 04/25/2035 •		2,253	2,231
0.468% due 01/25/2035 •		370	363
2.649% due 08/25/2034 ~		247	252
5.500% due 11/25/2035		1,616	1,611
MortgageIT Trust 0.788% due 02/25/2035 •		347	354
Newgate Funding PLC 0.057% due 12/15/2050 •	EUR	1,362	1,631
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.708% due 12/25/2035 •		$3,167	3,109
Pepper Residential Securities Trust 1.070% due 08/13/2057 •	AUD	1,872	1,444

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Prime Mortgage Trust 0.548% due 02/25/2034 •		$312	298
Residential Mortgage Securities PLC
0.837% due 03/20/2050 •	GBP	749	1,024
1.304% due 06/20/2070 •		22,315	30,703
Ripon Mortgages PLC 0.851% due 08/20/2056 •		22,217	30,368
RMAC PLC 0.741% due 06/12/2046 •		5,631	7,660
Structured Adjustable Rate Mortgage Loan Trust 3.080% due 02/25/2034 ~		$29	29
Structured Asset Mortgage Investments Trust
0.408% due 03/25/2037 •		49	21
0.708% due 02/25/2036 ^•		1,799	1,701
0.812% due 09/19/2032 •		562	553
6.268% due 06/25/2029 ~		50	48
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.475% due 06/25/2033 ~		24	24
SunTrust Adjustable Rate Mortgage Loan Trust 3.433% due 01/25/2037 ^~		986	882
Thornburg Mortgage Securities Trust
2.394% due 10/25/2045 •		7,704	7,383
2.427% due 12/25/2045 ^•		2,145	2,148
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	47,854	65,451
Towd Point Mortgage Funding PLC
0.955% due 05/20/2045 •		44,957	61,455
1.073% due 10/20/2051 •		34,382	47,204
Trinity Square PLC 1.196% due 07/15/2051 •		2,138	2,927
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 10/25/2045 •		$50	49
0.888% due 11/25/2034 •		2,322	2,316
1.609% due 08/25/2046 •		43	41
2.009% due 06/25/2042 •		373	361
3.274% due 01/25/2036 ~		132	131
6.000% due 06/25/2034		809	897
Washington Mutual Mortgage Pass-Through Certificates Trust 2.327% due 02/25/2033 ~		18	18
Wells Fargo Commercial Mortgage Trust 1.740% due 10/15/2045 ~(a)		74,931	1,796
Wells Fargo-RBS Commercial Mortgage Trust 1.267% due 03/15/2044 ~(a)		74,964	52
Total Non-Agency Mortgage-Backed Securities (Cost $552,416)			571,906
ASSET-BACKED SECURITIES 7.1%
Adams Mill CLO Ltd. 1.337% due 07/15/2026 •		551	550
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 0.823% due 10/25/2035 •		3,197	3,194
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.898% due 09/25/2035 •		3,523	3,525
Asset-Backed Securities Corp. Home Equity Loan Trust 0.679% due 06/15/2031 •		4	4
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •		9,000	8,990
Bear Stearns Asset-Backed Securities Trust
1.148% due 10/25/2037 •		3,649	3,649
1.148% due 11/25/2042 •		304	296
1.948% due 03/25/2043 •		1,287	1,299
Benefit Street Partners CLO Ltd. 0.998% due 07/18/2027 •		589	588
Carrington Mortgage Loan Trust 1.458% due 10/17/2029 •		18,200	18,191
Cent CLO Ltd. 1.307% due 10/15/2026 •		20,024	20,012
Centex Home Equity Loan Trust 1.078% due 09/25/2034 •		1,517	1,503
Chesapeake Funding LLC
0.529% due 08/15/2030 •		7,404	7,405
3.230% due 08/15/2030		6,328	6,470
Countrywide Asset-Backed Certificates 0.568% due 01/25/2045 •		5,839	5,812
Countrywide Asset-Backed Certificates Trust, Inc. 0.868% due 07/25/2034 •		1,795	1,774
Countrywide Asset-Backed Certificates, Inc. 0.898% due 03/25/2034 •		799	798
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		11,564	11,549
Dryden 36 Senior Loan Fund 1.174% due 04/15/2029 •		24,900	24,869
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		19,605	19,556
Edsouth Indenture LLC 1.298% due 09/25/2040 •		4,765	4,780

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Enterprise Fleet Financing LLC 3.380% due 05/20/2024		8,553	8,665
EquiFirst Mortgage Loan Trust 0.628% due 01/25/2034 •		249	241
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		18,429	18,350
Evergreen Credit Card Trust 1.900% due 09/16/2024		23,600	24,252
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		3,348	3,353
First Franklin Mortgage Loan Asset-Backed Certificates 0.973% due 05/25/2034 •		1,616	1,596
First Franklin Mortgage Loan Trust 0.823% due 06/25/2036 •		497	497
First NLC Trust 0.853% due 12/25/2035 •		1,609	1,606
Fremont Home Loan Trust 0.208% due 01/25/2037 •		207	117
Gallatin CLO Ltd. 1.259% due 01/21/2028 •		20,350	20,270
GMF Floorplan Owner Revolving Trust 3.130% due 03/15/2023		22,300	22,427
GSAMP Trust
0.218% due 12/25/2036 •		1,639	999
1.018% due 11/25/2034 •		2,094	2,076
Hertz Fleet Lease Funding LP 0.649% due 05/10/2032 •		6,770	6,770
Home Equity Asset Trust 0.428% due 08/25/2036 •		12,535	12,410
HSI Asset Securitization Corp. Trust 0.198% due 10/25/2036 •		35	19
M360 Advisors LLC 4.395% due 07/24/2028		2,715	2,717
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		2,051	2,062
Mid-State Trust 4.864% due 07/15/2038		172	185
MidOcean Credit CLO 1.468% due 01/20/2029 •		13,300	13,294
Morgan Stanley ABS Capital, Inc. Trust 0.853% due 12/25/2034 •		517	476
Morgan Stanley IXIS Real Estate Capital Trust 0.198% due 11/25/2036 •		16	7
Mountain View CLO Ltd. 1.044% due 10/13/2027 •		1,668	1,655
New Century Home Equity Loan Trust
0.478% due 02/25/2036 •		4,598	4,576
0.868% due 03/25/2035 •		2,002	1,938
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.883% due 05/25/2035 •		1,442	1,438
NovaStar Mortgage Funding Trust 0.468% due 05/25/2036 •		3,634	3,582
Option One Mortgage Loan Trust 0.883% due 08/25/2035 •		1,600	1,592
Palmer Square CLO Ltd. 1.071% due 08/15/2026 •		8,539	8,527
Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •	EUR	17,700	21,613
1.150% due 01/15/2030 •		19,400	23,750
Palmer Square Loan Funding Ltd.
1.121% due 11/15/2026 •		$12,167	12,152
1.188% due 04/20/2027 •		867	866
RAAC Trust
0.628% due 03/25/2037 •		393	394
0.848% due 03/25/2034 •		138	138
Renaissance Home Equity Loan Trust 0.848% due 08/25/2032 •		40	38
Residential Asset Securities Corp. Trust
0.943% due 01/25/2035 •		322	321
0.973% due 07/25/2034 •		1,168	1,148
Santander Drive Auto Receivables Trust 0.509% due 05/15/2023 •		11,562	11,572
Saxon Asset Securities Trust
0.468% due 09/25/2047 •		1,192	1,190
0.943% due 03/25/2035 ^•		985	967
Securitized Asset-Backed Receivables LLC Trust
0.208% due 12/25/2036 ^•		3,151	1,019
0.278% due 05/25/2037 ^•		559	463
SLC Student Loan Trust
0.317% due 09/15/2026 •		1,767	1,767
0.327% due 03/15/2027 •		6,255	6,222
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	47	57
0.007% due 12/15/2033 •		902	1,024
0.305% due 01/26/2026 •		$2,712	2,711
0.335% due 01/25/2027 •		3,029	3,013

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

0.365% due 10/25/2029 •		15,972	15,837
Sound Point CLO Ltd.
1.108% due 01/20/2028 •		7,669	7,662
1.359% due 01/23/2029 •		6,900	6,890
Soundview Home Loan Trust 0.208% due 11/25/2036 •		1,291	530
South Carolina Student Loan Corp. 1.225% due 09/03/2024 •		1,119	1,125
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		11,591	11,596
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	3,800	4,637
Structured Asset Investment Loan Trust
0.853% due 03/25/2034 •		$3,628	3,544
0.868% due 02/25/2035 •		1,347	1,354
1.048% due 09/25/2034 •		125	120
1.123% due 10/25/2033 •		1,318	1,318
Structured Asset Securities Corp. 0.808% due 02/25/2035 •		629	626
TCW CLO Ltd. 1.267% due 10/20/2031 •		18,800	18,815
Telos CLO Ltd. 1.168% due 04/17/2028 •		1,306	1,302
TICP CLO Ltd. 1.058% due 04/20/2028 •		23,191	23,066
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		10,709	10,795
2.900% due 10/25/2059 ~		4,852	5,129
TPG Real Estate Finance Ltd. 1.303% due 10/15/2034 •		15,200	15,191
Tralee CLO Ltd. 1.328% due 10/20/2028 •		1,500	1,500
Trestles CLO Ltd. 1.505% due 07/25/2029 •		8,800	8,811
Upstart Securitization Trust 2.684% due 01/21/2030		10,520	10,615
Venture CLO Ltd.
1.117% due 04/15/2027 •		1,383	1,376
1.256% due 04/20/2029 •(b)		23,986	23,987
WhiteHorse Ltd. 1.148% due 04/17/2027 •		4,178	4,178
Zais CLO Ltd. 1.387% due 04/15/2028 •		17,244	17,190
Total Asset-Backed Securities (Cost $592,301)			598,130
SOVEREIGN ISSUES 4.9%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2021 (e)	BRL	1,126,700	215,874
0.000% due 10/01/2021 (e)		685,000	129,419
Peru Government International Bond 8.200% due 08/12/2026	PEN	163,500	61,347
Provincia de Buenos Aires 36.050% due 04/12/2025	ARS	28,931	144
Qatar Government International Bond 2.375% due 06/02/2021		$6,500	6,555
Total Sovereign Issues (Cost $400,856)			413,339
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		572	0
Total Common Stocks (Cost $607)			0
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		428,000	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Total Convertible Preferred Securities (Cost $0)			0
SHORT-TERM INSTRUMENTS 19.9%
REPURCHASE AGREEMENTS (i) 10.4%			884,159
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$20,700	20,714
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	48,152	351
JAPAN TREASURY BILLS 4.8%
(0.085)% due 02/08/2021 (e)(f)	JPY	41,850,000	405,350
U.S. TREASURY BILLS 1.1%
0.093% due 01/14/2021 - 04/01/2021 (d)(e)(k)(m)		$96,763	96,753
U.S. TREASURY CASH MANAGEMENT BILLS 3.4%
0.091% due 05/25/2021 (e)(f)		287,500	287,421
MUNICIPAL BONDS & NOTES 0.0%
California Earthquake Authority Revenue Notes, Series 2020
1.127% due 01/01/2021		$2,100	2,100
1.227% due 07/01/2021		800	801
Total Municipal Bonds & Notes (Cost $2,900)			2,901
Total Short-Term Instruments (Cost $1,692,021)			1,697,649
Total Investments in Securities (Cost $6,955,527)			7,089,347
		SHARES
INVESTMENTS IN AFFILIATES 22.2%
SHORT-TERM INSTRUMENTS 22.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.2%
PIMCO Short Asset Portfolio		144,977,921	1,453,404
PIMCO Short-Term Floating NAV Portfolio III		42,883,489	422,874
Total Short-Term Instruments (Cost $1,862,304)			1,876,278
Total Investments in Affiliates (Cost $1,862,304)			1,876,278
Total Investments 105.8% (Cost $8,817,831)			$8,965,625
Financial Derivative Instruments (j)(l) (0.4)%(Cost or Premiums, net $4,128)			(36,206)
Other Assets and Liabilities, net (5.4)%			(456,646)
Net Assets 100.0%			$8,472,773

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	03/16/2021	09/28/2020	$18,846	$18,836	0.22%
CIMIC Group Ltd.	0.000	01/21/2021	08/06/2020	18,021	18,016	0.21
Ford Credit Canada Co.	2.766	06/22/2022	10/19/2020	1,499	1,572	0.02
Ford Credit Canada Co.	3.530	01/10/2022	10/20/2020 - 10/29/2020	7,539	7,901	0.09
General Motors Co.	5.400	10/02/2023	05/07/2020	15,587	17,478	0.21
Wells Fargo & Co.	2.509	10/27/2023	10/20/2020	9,724	10,102	0.12
$71,216	$73,905	0.87%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$26,159	U.S. Treasury Bills 0.000% due 12/30/2021	$(26,682)	$26,159	$26,159
JPS	0.100	12/08/2020	01/06/2021	200,000	U.S. Treasury Notes 0.125% due 04/30/2022	(208,451)	200,000	200,015
0.110	12/31/2020	01/04/2021	419,900	U.S. Treasury Bonds 3.375% due 11/15/2048	(429,541)	419,900	419,905
NOM	0.080	12/31/2020	01/04/2021	52,400	U.S. Treasury Bonds 3.375% due 11/15/2048	(53,577)	52,400	52,401
0.100	12/31/2020	01/04/2021	15,500	U.S. Treasury Bonds 3.125% due 05/15/2048	(15,850)	15,500	15,500
RDR	0.070	12/31/2020	01/04/2021	146,400	U.S. Treasury Notes 0.125% - 2.875% due 02/15/2022 - 08/31/2027	(149,563)	146,400	146,401
SAL	0.070	12/31/2020	01/04/2021	23,800	U.S. Treasury Notes 0.125% due 12/31/2022	(24,284)	23,800	23,800
Total Repurchase Agreements	$(907,948)	$884,159	$884,181
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.9)%
Ginnie Mae, TBA	5.000%	01/01/2051	$84,450	$(92,379)	$(92,203)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2051	53,200	(55,801)	(55,978)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2051	54,665	(57,703)	(57,781)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2051	71,035	(75,120)	(75,187)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2051	433,600	(463,240)	(463,070)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	166,000	(177,487)	(177,529)
Total Short Sales (10.9)%	$(921,730)	$(921,748)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(28,495) at a weighted average interest rate of (0.330%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.
Cash of $4,190 has been pledged as collateral under the terms of master agreements as of December 31, 2020.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	215	$46,658	$16	$0	$(16)
U.S. Treasury 2-Year Note March Futures	03/2021	18,807	4,155,906	3,925	441	0
U.S. Treasury 5-Year Note March Futures	03/2021	9,735	1,228,207	2,940	456	0
$6,881	$897	$(16)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	3,960	$(546,789)	$(382)	$0	$(433)
U.S. Treasury 30-Year Bond March Futures	03/2021	666	(115,343)	945	0	(229)
United Kingdom Long Gilt March Futures	03/2021	598	(110,840)	(1,240)	0	(237)
$(677)	$0	$(899)
Total Futures Contracts	$6,204	$897	$(915)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$126,600	$2,647	$504	$3,151	$86	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	30,500	$378	$(1,865)	$(1,487)	$0	$(91)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	252,900	(1)	(5)	(6)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	202,200	0	(14)	(14)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	57,900	0	(4)	(4)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022	85,700	0	(7)	(7)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	29,000	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022	4,093,900	1,215	5,170	6,385	0	(3)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	52,710,000	1,840	842	2,682	0	(47)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	18,040,000	(1,124)	(2,131)	(3,255)	14	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	4,840,000	(68)	(1,304)	(1,372)	4	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	1,755,000	0	(526)	(526)	0	(27)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	1,755,000	0	(514)	(514)	0	(27)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	15,070,000	(809)	(12,799)	(13,608)	241	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	1,480,000	(46)	(2,398)	(2,444)	47	0
$1,385	$(15,558)	$(14,173)	$306	$(195)
Total Swap Agreements	$4,032	$(15,054)	$(11,022)	$392	$(195)
(k)

Securities with an aggregate market value of $25,160 and cash of $26,993 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $49 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	AUD	11,610	$8,573	$0	$(378)
02/2021	EUR	6,840	8,159	0	(206)
02/2021	$11,821	EUR	9,695	35	0
03/2021	INR	15,057	$200	0	(4)
BPS	02/2021	$251	DKK	1,570	7	0
04/2021	BRL	121,400	$22,043	0	(1,276)
BRC	02/2021	SEK	3,235	374	0	(19)
BSH	04/2021	BRL	1,005,300	189,990	0	(3,116)
10/2021	685,000	120,395	0	(9,792)
CBK	01/2021	MXN	3,525	165	0	(12)
01/2021	PEN	222,746	61,782	240	0
02/2021	EUR	17,647	21,311	0	(270)
02/2021	$4,701	EUR	3,947	126	0
GLM	02/2021	24	RUB	1,864	1	0
HUS	01/2021	8,200	AUD	11,096	354	0
02/2021	JPY	114,547	$1,092	0	(19)
02/2021	NOK	1,400	154	0	(9)
02/2021	$3,411	GBP	2,556	86	0
02/2021	17	RUB	1,241	0	0
JPM	01/2021	AUD	8,777	$6,458	0	(309)
01/2021	$8,014	CAD	10,249	38	0
MYI	02/2021	JPY	41,850,000	$401,176	0	(4,298)
RBC	02/2021	$2,270	GBP	1,668	12	0
RYL	01/2021	771	MXN	15,582	11	0
SCX	01/2021	AUD	5,125	$3,775	0	(176)
SSB	02/2021	GBP	272,807	359,450	0	(13,729)
03/2021	KRW	292,560	263	0	(6)
TOR	01/2021	CAD	36,062	27,836	0	(495)
01/2021	$28,306	CAD	36,062	25	0
02/2021	CAD	36,062	$28,309	0	(25)
UAG	01/2021	AUD	17,246	12,680	0	(617)
01/2021	MXN	15,435	762	0	(13)
02/2021	EUR	70,628	83,639	0	(2,734)
02/2021	$54	RUB	4,103	1	0
Total Forward Foreign Currency Contracts	$936	$(37,503)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.229%	EUR	13,700	$96	$37	$133	$0
Total Swap Agreements	$96	$37	$133	$0
(m)

Securities with an aggregate market value of $36,040 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,795	$7,795
Corporate Bonds & Notes
Banking & Finance	0	1,236,769	0	1,236,769
Industrials	0	711,227	0	711,227
Specialty Finance	0	36,852	0	36,852
Utilities	0	169,659	0	169,659
Municipal Bonds & Notes
California	0	1,502	0	1,502
Florida	0	4,810	0	4,810
Texas	0	1,114	0	1,114
West Virginia	0	3,196	0	3,196
U.S. Government Agencies	0	1,635,399	0	1,635,399
Non-Agency Mortgage-Backed Securities	0	530,153	41,753	571,906
Asset-Backed Securities	0	598,130	0	598,130
Sovereign Issues	0	413,339	0	413,339
Short-Term Instruments
Repurchase Agreements	0	884,159	0	884,159
Short-Term Notes	0	20,714	0	20,714
Argentina Treasury Bills	0	351	0	351
Japan Treasury Bills	0	405,350	0	405,350
U.S. Treasury Bills	0	96,753	0	96,753
U.S. Treasury Cash Management Bills	0	287,421	0	287,421
Municipal Bonds & Notes	0	2,901	0	2,901
	$0	$7,039,799	$49,548	$7,089,347
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,876,278	$0	$0	$1,876,278
Total Investments	$1,876,278	$7,039,799	$49,548	$8,965,625
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(921,748)	$0	$(921,748)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	897	392	0	1,289
Over the counter	0	1,069	0	1,069
	$897	$1,461	$0	$2,358
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(915)	(195)	0	(1,110)
Over the counter	0	(37,503)	0	(37,503)
	$(915)	$(37,698)	$0	$(38,613)
Total Financial Derivative Instruments	$(18)	$(36,237)	$0	$(36,255)
Totals	$1,876,260	$6,081,814	$49,548	$8,007,622

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Low Duration Fund II	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.2% ¤
CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 5.1%
Allstate Corp. 0.750% due 12/15/2025	$1,300	$1,308
Aviation Capital Group LLC 1.175% (US0003M + 0.950%) due 06/01/2021 ~	900	895
Bank of America Corp.
1.015% (US0003M + 0.790%) due 03/05/2024 ~	700	705
1.486% due 05/19/2024 •	1,100	1,126
2.881% due 04/24/2023 •	1,300	1,342
Citigroup, Inc. 1.678% due 05/15/2024 •	1,300	1,340
Federal Realty Investment Trust 3.950% due 01/15/2024	1,000	1,088
Goldman Sachs Group, Inc.
0.963% (US0003M + 0.750%) due 02/23/2023 ~	500	505
0.994% (US0003M + 0.780%) due 10/31/2022 ~	1,300	1,305
1.824% (US0003M + 1.600%) due 11/29/2023 ~	100	103
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021	2,000	2,022
Marsh & McLennan Cos., Inc. 3.500% due 06/03/2024	1,200	1,310
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,318
Nissan Motor Acceptance Corp. 2.650% due 07/13/2022	800	819
Private Export Funding Corp. 2.650% due 02/16/2021	1,400	1,404
Public Storage 2.370% due 09/15/2022	1,100	1,138
Reliance Standard Life Global Funding 2.625% due 07/22/2022	1,000	1,028
Simon Property Group LP 2.750% due 06/01/2023	300	316
Wells Fargo & Co.
1.444% (US0003M + 1.230%) due 10/31/2023 ~	1,500	1,524
1.654% due 06/02/2024 •	1,100	1,130
		21,726
INDUSTRIALS 5.6%
AbbVie, Inc. 3.200% due 11/06/2022	1,000	1,047
Anthem, Inc.
2.375% due 01/15/2025	1,000	1,070
3.350% due 12/01/2024	800	882
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022	1,500	1,568
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~	1,100	1,102
2.750% due 07/15/2021	1,100	1,114
BMW U.S. Capital LLC 3.450% due 04/12/2023	1,200	1,280
Bristol-Myers Squibb Co. 3.200% due 06/15/2026	1,100	1,238
Chevron Corp. 1.554% due 05/11/2025	1,100	1,143
Cigna Corp. 3.050% due 11/30/2022	2,000	2,096
Crown Castle Towers LLC 3.222% due 05/15/2042	800	809
Daimler Finance North America LLC
1.121% (US0003M + 0.900%) due 02/15/2022 ~	1,200	1,209
2.550% due 08/15/2022	1,300	1,345
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	1,576	1,616
ERAC USA Finance LLC 4.500% due 08/16/2021	800	820
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,200	1,241
Phillips 66 0.833% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,100

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2020 (Unaudited)

Stryker Corp. 1.150% due 06/15/2025	1,000	1,021
Sutter Health 1.321% due 08/15/2025	1,100	1,119
Walt Disney Co. 1.750% due 01/13/2026	1,200	1,258
		24,078
UTILITIES 1.3%
AEP Texas, Inc. 2.400% due 10/01/2022	300	310
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	1,000	1,028
2.800% due 01/15/2023	1,200	1,256
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,312
Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,885
		5,791
Total Corporate Bonds & Notes (Cost $50,745)		51,595
MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.6%
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	1,600	1,605
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	1,000	1,001
		2,606
TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.041% due 11/01/2023	700	708
Total Municipal Bonds & Notes (Cost $3,300)		3,314
U.S. GOVERNMENT AGENCIES 22.5%
Fannie Mae
0.598% due 10/25/2030 •	12	12
1.944% due 07/01/2042 •	51	51
1.994% due 09/01/2041 •	143	145
2.144% due 08/01/2030 •	37	37
2.817% due 07/01/2035 •	4	4
2.840% due 05/01/2038 •	215	227
2.880% due 11/01/2034 •	140	148
3.428% due 01/01/2035 •	31	32
3.750% due 01/01/2024 •	14	14
3.781% due 06/01/2035 •	98	98
4.000% due 01/25/2033	11	12
4.417% due 09/01/2028 •	10	10
4.500% due 01/01/2036	158	165
5.180% due 12/25/2042 ~	46	51
6.102% due 01/25/2040 •(a)	1,264	239
8.000% due 11/25/2023	6	7
Freddie Mac
0.000% due 05/15/2037 (b)(d)	215	211
0.549% due 12/15/2042 •	713	716
0.650% due 10/22/2025 - 10/27/2025	10,600	10,604
0.680% due 08/06/2025	8,300	8,319
0.690% due 08/05/2025	6,700	6,703
0.700% due 08/18/2025	100	100
0.709% due 07/15/2041 •	545	551
0.800% due 10/28/2026	2,600	2,601
0.879% due 05/15/2037 •	215	219
1.944% due 02/25/2045 •	342	345
2.000% due 11/15/2026	679	696
2.960% due 07/01/2035 •	19	19
4.000% due 08/01/2048	3,259	3,539
6.291% due 04/15/2037 •(a)	1,077	225
6.500% due 07/25/2043	378	469
8.500% due 06/01/2025	1	1
9.426% due 08/15/2044 •	562	724
Ginnie Mae
0.600% due 06/20/2065 •	486	487
0.640% due 07/20/2067 •	2,436	2,442
0.740% due 03/20/2065 •	1,420	1,431
0.770% due 03/20/2065 •	1,568	1,579
0.910% due 10/20/2066 •	999	1,009
0.940% due 05/20/2066 •	594	603
0.990% due 04/20/2066 •	1,110	1,128
1.040% due 04/20/2066 •	1,013	1,031

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2020 (Unaudited)

1.249% due 09/20/2067 •	2,136	2,183
1.402% due 08/20/2070 •	1,706	1,804
2.250% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	40	41
2.250% due 07/20/2030 •	32	33
2.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2025 ~	19	20
2.875% due 04/20/2027 - 05/20/2027 •	44	45
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	54	56
4.500% due 08/20/2048 - 02/20/2049	5,643	6,113
5.000% due 01/20/2049 - 10/20/2049	11,305	12,365
Ginnie Mae, TBA 4.500% due 02/01/2051	1,000	1,072
Uniform Mortgage-Backed Security
3.500% due 07/01/2047 - 11/01/2047	9,668	10,558
4.000% due 08/01/2048	856	923
4.500% due 04/01/2024 - 07/01/2025	418	443
6.000% due 11/01/2022	2	3
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	5,000	5,176
2.500% due 03/01/2051	4,300	4,518
3.500% due 02/01/2051	1,000	1,058
4.500% due 01/01/2051	3,000	3,252
Total U.S. Government Agencies (Cost $94,436)		96,667
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •	34	34
Banc of America Funding Trust 3.506% due 05/25/2035 ~	240	246
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	40	41
3.007% due 02/25/2033 ~	2	2
3.186% due 02/25/2033 ~	4	3
3.587% due 02/25/2036 ^~	13	13
Bear Stearns ALT-A Trust 3.369% due 05/25/2035 ~	179	180
Citigroup Mortgage Loan Trust, Inc.
2.220% due 09/25/2035 •	33	34
2.290% due 09/25/2035 •	26	26
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•	282	277
2.749% due 11/25/2034 ~	47	47
2.806% due 02/20/2035 ~	27	27
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~	23	22
5.005% due 06/25/2032 ~	2	2
GS Mortgage Securities Trust 3.206% due 02/10/2048	1,671	1,760
GSR Mortgage Loan Trust
3.071% due 06/25/2034 ~	272	269
3.201% due 09/25/2035 ~	194	200
HomeBanc Mortgage Trust 0.628% due 07/25/2035 •	209	210
Impac CMB Trust 0.848% due 02/25/2036 •	605	612
JPMorgan Mortgage Trust 2.785% due 04/25/2035 ~	185	198
MASTR Adjustable Rate Mortgages Trust 3.176% due 11/21/2034 ~	329	337
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.019% due 08/15/2032 •	770	727
Merrill Lynch Mortgage Investors Trust 3.640% due 02/25/2035 ~	90	93
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,914	2,030
Prime Mortgage Trust 0.548% due 02/25/2034 •	16	15
RBSSP Resecuritization Trust 2.145% due 12/25/2035 ~	87	87
Structured Asset Mortgage Investments Trust
0.408% due 03/25/2037 •	135	58
0.652% due 07/19/2035 •	53	53
0.812% due 09/19/2032 •	31	31
1.020% due 05/19/2035 •	672	676
6.268% due 06/25/2029 ~	31	30
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 07/25/2045 •	55	52
0.688% due 12/25/2045 •	54	53
0.728% due 10/25/2045 •	39	38
1.679% due 01/25/2046 •	258	259

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2020 (Unaudited)

2.009% due 06/25/2042 •	15	14
Total Non-Agency Mortgage-Backed Securities (Cost $8,510)		8,756
ASSET-BACKED SECURITIES 2.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.404% due 08/15/2033 •	362	363
1.809% due 03/15/2032 •	111	111
Bear Stearns Asset-Backed Securities Trust 1.148% due 10/25/2037 •	119	119
Chesapeake Funding LLC
0.529% due 08/15/2030 •	646	646
3.230% due 08/15/2030	474	484
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •	14	9
Edsouth Indenture LLC 1.298% due 09/25/2040 •	192	193
Ford Credit Floorplan Master Owner Trust
0.439% due 05/15/2023 •	1,500	1,501
2.840% due 03/15/2024	900	928
Fremont Home Loan Trust 0.208% due 01/25/2037 •	8	4
GMF Floorplan Owner Revolving Trust
0.539% due 03/15/2023 •	1,800	1,801
3.130% due 03/15/2023	1,800	1,810
GSAMP Trust 0.218% due 12/25/2036 •	52	32
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032	574	577
HSI Asset Loan Obligation Trust 0.208% due 12/25/2036 •	84	31
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.228% due 03/25/2035 •	207	207
Securitized Asset-Backed Receivables LLC Trust 0.208% due 12/25/2036 ^•	89	29
SLC Student Loan Trust 0.317% due 09/15/2026 •	54	54
SLM Student Loan Trust
0.335% due 01/25/2027 •	525	523
0.687% due 12/15/2027 •	206	206
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	452	457
Structured Asset Investment Loan Trust 1.123% due 10/25/2033 •	39	39
Towd Point Mortgage Trust 3.000% due 11/25/2059 ~	733	741
Total Asset-Backed Securities (Cost $10,871)		10,865
SHORT-TERM INSTRUMENTS 43.3%
REPURCHASE AGREEMENTS (f) 4.4%		19,018
U.S. TREASURY BILLS 37.0%
0.099% due 01/14/2021 - 05/13/2021 (c)(d)	158,800	158,783
U.S. TREASURY CASH MANAGEMENT BILLS 1.9%
0.091% due 05/25/2021 (d)(e)	8,200	8,198
Total Short-Term Instruments (Cost $185,989)		185,999
Total Investments in Securities (Cost $353,851)		357,196
	SHARES
INVESTMENTS IN AFFILIATES 20.0%
SHORT-TERM INSTRUMENTS 20.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.0%
PIMCO Short Asset Portfolio	8,529,741	85,511
PIMCO Short-Term Floating NAV Portfolio III	11,976	118
Total Short-Term Instruments (Cost $84,115)		85,629
Total Investments in Affiliates (Cost $84,115)		85,629
Total Investments 103.2% (Cost $437,966)		$442,825
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $0)		21

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2020 (Unaudited)

Other Assets and Liabilities, net (3.2)%	(13,942)
Net Assets 100.0%	$428,904

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.090%	12/31/2020	01/04/2021	18,200	U.S. Treasury Bonds 2.250% due 08/15/2049	$(18,599)	$18,200	$18,200
FICC	0.000	12/31/2020	01/04/2021	$818	U.S. Treasury Bills 0.000% due 12/30/2021	(834)	818	818
Total Repurchase Agreements	$(19,433)	$19,018	$19,018
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.8)%
Ginnie Mae, TBA	5.000%	01/01/2051	$6,100	$(6,674)	$(6,660)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	20,900	(22,324)	(22,352)
Total Short Sales (6.8)%	$(28,998)	$(29,012)
(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	755	$166,837	$158	$18	$0
U.S. Treasury 5-Year Note March Futures	03/2021	744	93,866	214	35	0
$372	$53	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	201	$(27,754)	$(55)	$0	$(22)
U.S. Treasury 30-Year Bond March Futures	03/2021	28	(4,849)	40	0	(10)
$(15)	$0	$(32)
Total Futures Contracts	$357	$53	$(32)
Cash of $871 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$21,726	$0	$21,726
Industrials	0	24,078	0	24,078
Utilities	0	5,791	0	5,791
Municipal Bonds & Notes
California	0	2,606	0	2,606
Texas	0	708	0	708
U.S. Government Agencies	0	96,667	0	96,667
Non-Agency Mortgage-Backed Securities	0	8,756	0	8,756
Asset-Backed Securities	0	10,865	0	10,865
Short-Term Instruments
Repurchase Agreements	0	19,018	0	19,018
U.S. Treasury Bills	0	158,783	0	158,783
U.S. Treasury Cash Management Bills	0	8,198	0	8,198
	$0	$357,196	$0	$357,196
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,629	$0	$0	$85,629
Total Investments	$85,629	$357,196	$0	$442,825
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,012)	$0	$(29,012)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$53	$0	$0	$53
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(32)	$0	$0	$(32)
Total Financial Derivative Instruments	$21	$0	$0	$21
Totals	$85,650	$328,184	$0	$413,834

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Low Duration Income Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$1,283	$1,254
Al Convoy (Luxembourg) SARL
3.750% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	1,000	1,222
4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		$317	317
Alphabet Holding Co., Inc. 3.647% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	96
Altice France S.A. 4.237% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,372	1,369
APi Group DE, Inc. 2.647% (LIBOR03M + 2.500%) due 10/01/2026 ~		3,069	3,063
Aramark Services, Inc. 1.895% (LIBOR03M + 1.750%) due 03/11/2025 ~		93	92
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~		246	247
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		757	747
Axalta Coating Systems U.S. Holdings, Inc. 2.004% (LIBOR03M + 1.750%) due 06/01/2024 ~		59	59
Banijay Entertainment S.A.S 3.903% (LIBOR03M + 3.750%) due 03/01/2025 ~		203	201
Bausch Health Cos., Inc.
2.898% (LIBOR03M + 2.750%) due 11/27/2025 ~		413	409
3.148% (LIBOR03M + 3.000%) due 06/02/2025 ~		258	257
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~		78	77
BWAY Holding Co. 3.480% (LIBOR03M + 3.250%) due 04/03/2024 ~		68	66
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		11,874	11,674
4.647% (LIBOR03M + 4.500%) due 07/21/2025 ~		11,970	12,007
Camelot U.S. Acquisition Co. 3.147% (LIBOR03M + 3.000%) due 10/30/2026 ~		297	296
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		11,642	12,061
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,814	7,735
Charter Communications Operating LLC 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,707	1,700
CityCenter Holdings LLC 2.397% (LIBOR03M + 2.250%) due 04/18/2024 ~		3,889	3,847
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		46	46
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,959	3,959
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		4,005	4,012
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		1,905	1,940
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		9,403	8,937
Elanco Animal Health, Inc. 1.905% (LIBOR03M + 1.750%) due 08/01/2027 ~		1,521	1,510
Emerald TopCo, Inc. 3.714% (LIBOR03M + 3.500%) due 07/24/2026 ~		10,957	10,861
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		5,130	4,307
EyeCare Partners LLC 3.750% - 3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		692	677
Forest City Enterprises LP 3.647% (LIBOR03M + 3.500%) due 12/08/2025 ~		686	658
Froneri International PLC
2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		3,039	3,014
2.625% (EUR003M + 2.625%) due 01/31/2027 ~	EUR	1,400	1,690
Gardner Denver, Inc. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		$646	638
Gates Global LLC 3.750% (LIBOR03M + 2.750%) due 04/01/2024 ~		664	663
Genesee & Wyoming, Inc. 2.254% (LIBOR03M + 2.000%) due 12/30/2026 ~		1,179	1,178
Gray Television, Inc. 2.655% (LIBOR03M + 2.500%) due 01/02/2026 ~		425	423

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~		4,007	3,968
Illuminate Buyer LLC 4.147% (LIBOR03M + 4.000%) due 06/30/2027 ~		2,000	2,004
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		1,193	1,179
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		7,675	7,857
8.000% (PRIME + 4.750%) due 11/27/2023 ~		13,689	13,874
8.625% due 01/02/2024		225	229
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		97	97
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		417	414
Lealand Finance Company B.V. (1.147% Cash and 3.000% PIK) 4.147% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		556	380
Marriott Ownership Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 08/29/2025 ~		690	677
Messer Industrie GmbH 2.754% (LIBOR03M + 2.500%) due 03/01/2026 ~		1,710	1,700
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		164	163
Nascar Holdings, Inc. 2.897% (LIBOR03M + 2.750%) due 10/19/2026 ~		1,196	1,193
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		8,753	9,360
Nielsen Finance LLC 2.146% (LIBOR03M + 2.000%) due 10/04/2023 ~		96	96
Ortho-Clinical Diagnostics S.A. 3.398% (LIBOR03M + 3.250%) due 06/30/2025 ~		18,867	18,636
Pacific Drilling Co. LLC 1.000% due 12/31/2025 µ		689	689
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	87
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		22,041	22,041
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		392	375
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	11,899	14,531
3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		$3,701	3,701
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		519	518
Reynolds Consumer Products LLC 1.897% (LIBOR03M + 1.750%) due 02/04/2027 ~		1,641	1,633
RPI Intermediate Finance Trust 1.897% (LIBOR03M + 1.750%) due 02/11/2027 ~		16	16
SBA Senior Finance LLC 1.900% (LIBOR03M + 1.750%) due 04/11/2025 ~		98	97
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 «~		19,523	19,670
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(c)		1,732	1,514
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	830
Sinclair Television Group, Inc. 2.650% (LIBOR03M + 2.500%) due 09/30/2026 ~		$1,396	1,385
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		1,234	1,241
SS&C Technologies Holdings Europe SARL 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		207	205
SS&C Technologies, Inc. 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		255	253
Starfruit Finco BV 3.153% (LIBOR03M + 3.000%) due 10/01/2025 ~		1,178	1,167
Sunshine Luxembourg SARL 4.254% (LIBOR03M + 4.000%) due 10/01/2026 ~		15,169	15,232
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,185	1,079
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		914	912
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		5,696	5,667
Valaris PLC TBD% due 08/17/2021 «		300	297
VFH Parent LLC 3.153% (LIBOR03M + 3.000%) due 03/01/2026 ~		494	495
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 ~		34	32
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)		223	111
Whatabrands LLC 2.970% (LIBOR03M + 2.750%) due 07/31/2026 ~		510	506
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		45	44

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Wyndham Hotels & Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 05/30/2025 ~		196	193
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		4,988	4,965
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		3,614	3,299
Total Loan Participations and Assignments (Cost $264,537)			267,921
CORPORATE BONDS & NOTES 31.0%
BANKING & FINANCE 15.3%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		700	731
4.125% due 07/03/2023		445	477
4.625% due 07/01/2022		200	211
AIB Group PLC
4.263% due 04/10/2025 •		5,000	5,471
4.750% due 10/12/2023		600	661
Air Lease Corp. 2.500% due 03/01/2021		7,675	7,699
Aircastle Ltd. 5.125% due 03/15/2021		2,140	2,157
Ally Financial, Inc. 8.000% due 11/01/2031		164	236
Ambac LSNI LLC 6.000% due 02/12/2023 •		4,567	4,550
Athora Netherlands NV 2.375% due 05/17/2024	EUR	300	382
Aviation Capital Group LLC 2.875% due 01/20/2022		$4,308	4,363
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,169	2,215
3.250% due 02/15/2027		490	501
3.625% due 05/01/2022		1,391	1,422
3.950% due 07/01/2024		2,630	2,780
5.125% due 10/01/2023		3,415	3,658
5.500% due 01/15/2023		3,456	3,676
Banco Bradesco S.A.
2.850% due 01/27/2023		2,301	2,357
3.200% due 01/27/2025		1,800	1,888
Banco BTG Pactual S.A. 4.500% due 01/10/2025		2,100	2,247
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	7,100	2,114
Bank of Ireland Group PLC 4.500% due 11/25/2023		$21,652	23,748
Banque PSA Finance S.A. 5.750% due 04/04/2021		82	83
Barclays Bank PLC
7.625% due 11/21/2022 (k)		5,563	6,190
10.179% due 06/12/2021		3,100	3,224
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		1,600	1,622
1.651% (US0003M + 1.430%) due 02/15/2023 ~		2,000	2,015
1.818% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	1,000	781
3.125% due 01/17/2024	GBP	600	874
3.375% due 04/02/2025 •	EUR	11,100	14,973
3.932% due 05/07/2025 •		$14,800	16,196
4.338% due 05/16/2024 •		1,900	2,057
6.125% due 12/15/2025 •(j)(k)		20,742	22,402
6.375% due 12/15/2025 •(j)(k)	GBP	200	296
7.125% due 06/15/2025 •(j)(k)		2,400	3,669
7.250% due 03/15/2023 •(j)(k)		1,940	2,820
7.750% due 09/15/2023 •(j)(k)		$7,290	7,855
7.875% due 03/15/2022 •(j)(k)		200	210
7.875% due 09/15/2022 •(j)(k)	GBP	200	292
8.000% due 06/15/2024 •(j)(k)		$4,000	4,462
BGC Partners, Inc. 3.750% due 10/01/2024		640	670
BNP Paribas S.A.
4.400% due 08/14/2028		400	474
6.750% due 03/14/2022 •(j)(k)		1,400	1,463
7.625% due 03/30/2021 •(j)		300	304
7.625% due 03/30/2021 •(j)(k)		2,200	2,229
BOC Aviation Ltd.
1.264% (US0003M + 1.050%) due 05/02/2021 ~		550	550
1.376% (US0003M + 1.125%) due 09/26/2023 ~		400	397
Brighthouse Financial, Inc. 3.700% due 06/22/2027		27	29
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~		3,600	3,597
Brookfield Finance, Inc. 4.700% due 09/20/2047		240	304

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Cantor Fitzgerald LP
4.875% due 05/01/2024		192	214
6.500% due 06/17/2022		13,100	14,159
CBL & Associates LP
4.600% due 10/15/2024 ^(d)		31	12
5.950% due 12/15/2026 ^(d)		988	393
CIT Bank N.A. 2.969% due 09/27/2025 •		1,300	1,364
CIT Group, Inc.
4.125% due 03/09/2021		4,110	4,124
5.000% due 08/15/2022		8,328	8,840
5.000% due 08/01/2023		1,815	1,986
CNH Industrial Capital LLC 3.875% due 10/15/2021		20	21
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		670	701
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(j)(k)	EUR	20,600	25,903
Credit Agricole S.A. 6.500% due 06/23/2021 •(j)(k)		1,800	2,253
Credit Suisse AG 6.500% due 08/08/2023 (k)		$3,400	3,837
Credit Suisse Group AG
2.593% due 09/11/2025 •		2,600	2,737
6.250% due 12/18/2024 •(j)(k)		300	329
7.125% due 07/29/2022 •(j)(k)		300	317
7.250% due 09/12/2025 •(j)(k)		600	676
7.500% due 07/17/2023 •(j)(k)		1,400	1,530
CTR Partnership LP 5.250% due 06/01/2025		66	69
CyrusOne LP 1.450% due 01/22/2027	EUR	500	619
Deutsche Bank AG
0.114% (EUR003M + 0.650%) due 09/10/2021 ~		1,600	1,958
1.031% (US0003M + 0.815%) due 01/22/2021 ~		$700	700
1.411% (US0003M + 1.190%) due 11/16/2022 ~		1,000	1,002
1.510% (US0003M + 1.290%) due 02/04/2021 ~		2,920	2,922
1.750% due 01/17/2028	EUR	200	258
2.222% due 09/18/2024 •		$14,600	15,028
2.625% due 12/16/2024	GBP	3,500	5,050
3.150% due 01/22/2021		$8,200	8,209
3.375% due 05/12/2021		10,934	11,033
3.875% due 02/12/2024	GBP	900	1,334
3.950% due 02/27/2023		$2,000	2,126
3.961% due 11/26/2025 •		9,810	10,729
4.250% due 10/14/2021		3,170	3,251
4.250% due 10/14/2021		2,600	2,667
5.000% due 02/14/2022		12,057	12,610
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		225	213
EPR Properties
4.750% due 12/15/2026		627	634
4.950% due 04/15/2028		316	318
Equinix, Inc. 2.875% due 02/01/2026	EUR	200	249
Equitable Holdings, Inc. 5.000% due 04/20/2048		$27	36
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		664	744
4.850% due 04/17/2028		80	90
FCE Bank PLC
0.869% due 09/13/2021	EUR	3,900	4,762
1.660% due 02/11/2021		800	979
1.875% due 06/24/2021		4,000	4,902
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •		4,270	5,197
0.000% due 12/01/2021 •		4,790	5,799
0.172% due 12/01/2024 •		700	793
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$5,550	5,526
1.104% (US0003M + 0.880%) due 10/12/2021 ~		1,600	1,581
1.296% (US0003M + 1.080%) due 08/03/2022 ~		1,600	1,561
1.456% (US0003M + 1.235%) due 02/15/2023 ~		3,100	2,993
1.514% due 02/17/2023	EUR	2,200	2,690
1.521% (US0003M + 1.270%) due 03/28/2022 ~		$3,600	3,539
1.744% due 07/19/2024	EUR	2,200	2,682
2.386% due 02/17/2026		100	125
2.748% due 06/14/2024	GBP	300	411
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$3,000	3,000
3.021% due 03/06/2024	EUR	600	761
3.087% due 01/09/2023		$4,000	4,077
3.200% due 01/15/2021		550	551
3.250% due 09/15/2025	EUR	300	385
3.336% due 03/18/2021		$1,600	1,606
3.360% (US0003M + 3.140%) due 01/07/2022 ~		3,000	3,021
3.375% due 11/13/2025		19,200	19,686
3.550% due 10/07/2022		3,654	3,734

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.813% due 10/12/2021		3,866	3,917
4.250% due 09/20/2022		1,979	2,046
4.535% due 03/06/2025	GBP	2,300	3,347
5.085% due 01/07/2021		$1,000	1,003
5.875% due 08/02/2021		1,000	1,025
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		2,569	2,694
6.750% due 03/15/2022		4,877	4,900
GE Capital Funding LLC 3.450% due 05/15/2025		4,200	4,638
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		900	1,074
General Motors Financial Co., Inc.
0.009% due 03/26/2022 •	EUR	1,950	2,380
1.080% (US0003M + 0.850%) due 04/09/2021 ~		$1,302	1,303
1.228% (US0003M + 0.990%) due 01/05/2023 ~		1,254	1,253
1.332% (US0003M + 1.100%) due 11/06/2021 ~		486	488
1.550% (US0003M + 1.310%) due 06/30/2022 ~		480	483
1.779% (US0003M + 1.550%) due 01/14/2022 ~		2,420	2,440
GLP Capital LP 5.300% due 01/15/2029		902	1,052
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		279	304
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		200	212
Harley-Davidson Financial Services, Inc. 2.850% due 01/15/2021		3,200	3,202
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		13,100	13,412
Howard Hughes Corp. 5.375% due 03/15/2025		621	642
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		600	604
1.451% (US0003M + 1.230%) due 03/11/2025 ~		7,600	7,701
2.357% due 08/18/2031 •		6,935	7,174
2.633% due 11/07/2025 •		2,127	2,265
2.848% due 06/04/2031 •		7,565	8,137
3.000% due 05/29/2030 •	GBP	1,600	2,498
3.973% due 05/22/2030 •		$2,400	2,776
4.292% due 09/12/2026 •		7,500	8,555
4.583% due 06/19/2029 •		1,000	1,183
4.600% due 12/17/2030 •(j)(k)		10,000	10,201
4.950% due 03/31/2030		11,964	14,980
6.000% due 09/29/2023 •(j)(k)	EUR	1,900	2,550
Hudson Pacific Properties LP 3.950% due 11/01/2027		$52	57
Hunt Cos., Inc. 6.250% due 02/15/2026		60	62
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		1,400	1,494
ING Groep NV
4.875% due 05/16/2029 •(j)(k)		7,500	7,697
5.750% due 11/16/2026 •(j)(k)		2,200	2,393
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(j)(k)	EUR	1,200	1,472
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$6,000	6,150
3.250% due 01/24/2025		4,200	4,410
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	8,781	818
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	13,620	18,888
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$202	205
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		388	382
Life Storage LP 3.875% due 12/15/2027		299	342
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		421	509
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	2,500	3,538
2.250% due 10/16/2024		200	287
3.500% due 04/01/2026 •	EUR	3,996	5,557
4.000% due 03/07/2025	AUD	700	593
4.375% due 03/22/2028		$400	476
4.550% due 08/16/2028		1,200	1,448
4.947% due 06/27/2025 •(j)(k)	EUR	400	527
5.125% due 12/27/2024 •(j)(k)	GBP	700	1,004
7.500% due 06/27/2024 •(j)(k)		$600	678
7.500% due 09/27/2025 •(j)(k)		4,800	5,532
7.875% due 06/27/2029 •(j)(k)	GBP	2,708	4,592
Logicor Financing SARL 3.250% due 11/13/2028	EUR	234	337
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$228	243

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

5.625% due 05/01/2024		9,000	9,792
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,100	1,532
3.692% due 06/05/2028		1,100	1,633
5.250% due 08/01/2026		$2,140	2,246
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,786
4.302% due 03/08/2029 •		5,600	6,513
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		478	483
2.000% due 03/04/2025 •	EUR	8,250	10,654
2.500% due 03/22/2023		2,000	2,581
4.445% due 05/08/2030 •		$7,400	8,811
4.519% due 06/25/2024 •		1,700	1,857
4.892% due 05/18/2029 •		1,430	1,720
5.076% due 01/27/2030 •		6,400	7,870
8.000% due 08/10/2025 •(j)(k)		1,900	2,218
8.625% due 08/15/2021 •(j)(k)		11,717	12,187
Navient Corp.
6.500% due 06/15/2022		11,286	11,972
6.625% due 07/26/2021		3,225	3,300
7.250% due 01/25/2022		8,650	9,055
Newmark Group, Inc. 6.125% due 11/15/2023		1,000	1,088
Nissan Motor Acceptance Corp.
0.874% (US0003M + 0.650%) due 07/13/2022 ~		384	381
0.941% due 09/28/2022 •		290	288
1.114% (US0003M + 0.890%) due 01/13/2022 ~		292	291
1.900% due 09/14/2021		762	768
2.550% due 03/08/2021		200	201
2.600% due 09/28/2022		1,518	1,558
2.650% due 07/13/2022		1,288	1,319
2.800% due 01/13/2022		300	305
3.150% due 03/15/2021		2,760	2,772
3.650% due 09/21/2021		300	305
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		728	774
4.375% due 08/01/2023		30	32
4.500% due 01/15/2025		400	438
4.950% due 04/01/2024		1,000	1,090
OneMain Finance Corp.
5.625% due 03/15/2023		3,516	3,782
6.125% due 05/15/2022		13,854	14,720
6.125% due 03/15/2024		1,018	1,113
6.875% due 03/15/2025		3,081	3,584
7.750% due 10/01/2021		12,760	13,446
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		12,773	12,808
4.500% due 03/15/2023		3,872	4,059
Physicians Realty LP 3.950% due 01/15/2028		56	61
QNB Finance Ltd.
1.664% (US0003M + 1.450%) due 08/11/2021 ~		2,600	2,618
1.788% (US0003M + 1.570%) due 07/18/2021 ~		1,800	1,813
Sabra Health Care LP
3.900% due 10/15/2029		178	188
4.800% due 06/01/2024		236	253
Santander Holdings USA, Inc.
3.244% due 10/05/2026		4,701	5,133
3.400% due 01/18/2023		116	122
4.400% due 07/13/2027		78	89
Santander UK Group Holdings PLC
2.920% due 05/08/2026 •	GBP	1,900	2,801
3.823% due 11/03/2028 •		$1,700	1,918
6.750% due 06/24/2024 •(j)(k)	GBP	5,596	8,336
7.375% due 06/24/2022 •(j)(k)		7,403	10,605
SBA Communications Corp. 3.875% due 02/15/2027		$1,140	1,199
SBA Tower Trust 3.168% due 04/09/2047		500	504
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		700	716
6.125% due 02/07/2022		15,000	15,812
SL Green Operating Partnership LP 3.250% due 10/15/2022		792	818
SL Green Realty Corp. 4.500% due 12/01/2022		750	789
SLM Corp. 4.200% due 10/29/2025		600	635
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		2,100	2,156
3.550% due 04/15/2024		1,300	1,382
4.125% due 07/15/2023		800	855
Societe Generale S.A.
6.750% due 04/07/2021 •(j)(k)	EUR	800	992
6.750% due 04/06/2028 •(j)(k)		$400	449

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

7.375% due 09/13/2021 •(j)(k)		1,700	1,745
Society of Lloyd's 4.750% due 10/30/2024	GBP	200	309
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		$3,500	3,515
Starwood Property Trust, Inc. 4.750% due 03/15/2025		83	85
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (j)	EUR	3,782	6,138
STORE Capital Corp.
4.500% due 03/15/2028		$66	75
4.625% due 03/15/2029		74	86
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	409	764
TP ICAP PLC 5.250% due 01/26/2024		25,000	37,512
UBS AG
4.750% due 02/12/2026 •(k)	EUR	5,431	6,677
5.125% due 05/15/2024 (k)		$1,750	1,933
7.625% due 08/17/2022 (k)		4,150	4,595
UBS Group AG
5.750% due 02/19/2022 •(j)(k)	EUR	4,000	5,133
6.875% due 03/22/2021 •(j)(k)		$900	911
7.125% due 08/10/2021 •(j)(k)		500	516
UniCredit SpA
6.750% due 09/10/2021 •(j)	EUR	500	623
7.830% due 12/04/2023		$24,440	29,017
9.250% due 06/03/2022 •(j)(k)	EUR	1,300	1,746
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	4,260	6,067
7.395% due 03/28/2024		2,956	4,125
Uniti Group LP
6.000% due 04/15/2023		$13,500	13,795
7.875% due 02/15/2025		11,200	12,048
Voyager Aviation Holdings LLC 9.000% due 08/15/2021		5,748	3,262
WP Carey, Inc. 3.850% due 07/15/2029		117	135
WPC Eurobond BV
1.350% due 04/15/2028	EUR	2,900	3,699
2.125% due 04/15/2027		300	400
			962,805
INDUSTRIALS 10.6%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	11,000	15,070
4.875% due 07/31/2043		500	708
Aker BP ASA
3.000% due 01/15/2025		$300	315
3.750% due 01/15/2030		600	632
Altice Financing S.A.
2.250% due 01/15/2025	EUR	2,900	3,430
3.000% due 01/15/2028		7,900	9,320
5.000% due 01/15/2028		$2,900	2,975
Altice France S.A.
7.375% due 05/01/2026		2,500	2,634
8.125% due 02/01/2027		5,500	6,070
Amdocs Ltd. 2.538% due 06/15/2030		5,400	5,676
American Airlines Pass-Through Trust 3.350% due 04/15/2031		61	60
Arconic Corp. 6.000% due 05/15/2025		1,164	1,245
Arrow Electronics, Inc. 3.500% due 04/01/2022		2,600	2,676
Associated Materials LLC 9.000% due 09/01/2025		810	861
AutoNation, Inc. 3.350% due 01/15/2021		600	600
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		128	131
4.375% due 01/15/2028		623	643
Bacardi Ltd. 4.450% due 05/15/2025		2,000	2,234
Baidu, Inc.
3.500% due 11/28/2022		200	210
3.875% due 09/29/2023		300	324
Boeing Co.
4.875% due 05/01/2025		1,334	1,522
5.040% due 05/01/2027		2,947	3,449
5.150% due 05/01/2030		6,331	7,673
Bombardier, Inc.
5.750% due 03/15/2022		358	366
6.000% due 10/15/2022		418	411
6.125% due 01/15/2023		111	109

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

7.500% due 03/15/2025	124	115
7.875% due 04/15/2027	3,083	2,839
Broadcom Corp. 3.875% due 01/15/2027	2,098	2,359
Broadcom, Inc.
3.459% due 09/15/2026	5,242	5,822
4.110% due 09/15/2028	2,369	2,715
4.150% due 11/15/2030	2,952	3,419
4.300% due 11/15/2032	3,031	3,599
5.000% due 04/15/2030	92	112
CCO Holdings LLC
4.500% due 08/15/2030	1,975	2,098
4.750% due 03/01/2030	1,926	2,081
Centene Corp.
4.250% due 12/15/2027	757	804
4.625% due 12/15/2029	1,473	1,637
4.750% due 01/15/2025	1,920	1,973
Central Nippon Expressway Co. Ltd. 2.567% due 11/02/2021	600	610
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~	15,210	15,604
4.800% due 03/01/2050	1,760	2,104
Citrix Systems, Inc. 3.300% due 03/01/2030	852	942
Community Health Systems, Inc.
5.625% due 03/15/2027	24,140	25,987
6.000% due 01/15/2029	5,080	5,494
6.625% due 02/15/2025	4,984	5,255
8.000% due 03/15/2026	6,108	6,587
8.625% due 01/15/2024	6,708	7,006
Connect Finco SARL 6.750% due 10/01/2026	582	628
Corning, Inc. 5.450% due 11/15/2079	600	824
Corp. GEO S.A.B. de C.V. 8.875% due 03/27/2022 ^«(d)	1,200	0
CRH America, Inc. 5.750% due 01/15/2021	530	531
CSC Holdings LLC 6.500% due 02/01/2029	1,100	1,244
CVS Pass-Through Trust 7.507% due 01/10/2032	73	90
DAE Funding LLC
4.500% due 08/01/2022	3,399	3,447
5.000% due 08/01/2024	407	418
5.250% due 11/15/2021	3,960	4,049
5.750% due 11/15/2023	1,854	1,907
Dell International LLC
5.450% due 06/15/2023	811	897
6.020% due 06/15/2026	1,000	1,222
6.100% due 07/15/2027	600	746
Delta Air Lines Pass-Through Trust 6.718% due 07/02/2024	370	380
Delta Air Lines, Inc. 7.000% due 05/01/2025	6,970	8,052
Diamond Resorts International, Inc. 7.750% due 09/01/2023	2,817	2,901
DISH DBS Corp. 6.750% due 06/01/2021	5,210	5,320
Empresa de Transporte de Pasajeros Metro S.A. 3.650% due 05/07/2030	600	675
Energy Transfer Operating LP
2.900% due 05/15/2025	1,851	1,960
3.750% due 05/15/2030	869	938
4.250% due 03/15/2023	290	308
4.650% due 06/01/2021	640	645
5.000% due 05/15/2050	791	857
5.200% due 02/01/2022	1,050	1,089
Energy Transfer Partners LP
5.000% due 10/01/2022	1,900	2,017
5.875% due 03/01/2022	380	397
Exela Intermediate LLC 10.000% due 07/15/2023	124	38
Expedia Group, Inc.
6.250% due 05/01/2025	4,058	4,705
7.000% due 05/01/2025	1,282	1,412
F-Brasile SpA 7.375% due 08/15/2026	300	292
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	708	712
Gap, Inc.
8.375% due 05/15/2023	1,234	1,401
8.625% due 05/15/2025	5,441	6,076
8.875% due 05/15/2027	2,775	3,222
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~	2,958	2,965

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		180	191
8.625% due 04/28/2034		300	471
General Electric Co.
4.250% due 05/01/2040		389	460
4.350% due 05/01/2050		420	511
5.550% due 01/05/2026		439	532
5.875% due 01/14/2038		84	114
6.150% due 08/07/2037		14	19
6.875% due 01/10/2039		28	41
General Motors Co.
1.130% (US0003M + 0.900%) due 09/10/2021 ~		190	190
6.800% due 10/01/2027 (l)		516	664
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,718	4,008
5.106% due 03/15/2034		4,883	7,674
Heathrow Funding Ltd. 4.875% due 07/15/2023		$1,600	1,633
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		10,800	10,802
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		13,700	14,311
5.375% due 05/01/2025		1,600	1,702
5.750% due 05/01/2028		1,600	1,743
Huntsman International LLC 5.125% due 11/15/2022		2,185	2,337
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~		5,000	5,057
iHeartCommunications, Inc.
6.375% due 05/01/2026		4,419	4,737
8.375% due 05/01/2027		3,587	3,835
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	1,100	1,374
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,474	1,567
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,556	1,717
IHS Markit Ltd. 4.000% due 03/01/2026		15	17
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		680	186
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(d)		12,750	8,670
8.000% due 02/15/2024		10,525	10,792
8.500% due 10/15/2024 ^(d)		21,454	15,391
9.750% due 07/15/2025 ^(d)		4,608	3,325
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(d)		6,418	321
IQVIA, Inc.
2.875% due 09/15/2025	EUR	100	124
3.250% due 03/15/2025		100	124
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$3,400	3,685
Kraft Heinz Foods Co.
3.000% due 06/01/2026		2,542	2,656
3.750% due 04/01/2030		3,900	4,169
3.875% due 05/15/2027		4,821	5,199
4.250% due 03/01/2031		2,210	2,465
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,836	1,717
4.500% due 08/15/2025		967	571
Level 3 Financing, Inc.
3.400% due 03/01/2027		238	260
3.875% due 11/15/2029		1,032	1,148
Live Nation Entertainment, Inc. 3.750% due 01/15/2028 (b)		1,000	1,013
Marriott International, Inc. 4.625% due 06/15/2030		236	277
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		588	628
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		2,570	2,678
5.625% due 07/17/2027		200	211
MGM China Holdings Ltd. 5.875% due 05/15/2026		200	212
Micron Technology, Inc.
4.663% due 02/15/2030		1,425	1,750
5.327% due 02/06/2029		838	1,049
Mitchells & Butlers Finance PLC
0.667% (US0003M + 0.450%) due 12/15/2030 ~		6,235	5,679
6.013% due 12/15/2030	GBP	319	467
NCL Corp. Ltd. 3.625% due 12/15/2024		$111	106
NetApp, Inc. 2.700% due 06/22/2030		1,000	1,075

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Netflix, Inc.
3.625% due 05/15/2027	EUR	600	820
3.625% due 06/15/2030		1,900	2,647
3.875% due 11/15/2029		4,709	6,665
4.625% due 05/15/2029		1,600	2,371
4.875% due 06/15/2030		$1,400	1,613
5.375% due 11/15/2029		410	484
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		48	48
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	400	517
3.043% due 09/15/2023		$20,000	20,924
Noble Corp. 15.000% due 02/16/2028 «		957	957
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(d)		4,905	1,979
NVR, Inc. 3.000% due 05/15/2030		423	463
NXP BV
4.300% due 06/18/2029		900	1,074
5.550% due 12/01/2028		2,100	2,679
Occidental Petroleum Corp. 1.671% (US0003M + 1.450%) due 08/15/2022 ~		1,366	1,339
Odebrecht Oil & Gas Finance Ltd.
0.000% due 02/01/2021 (g)(j)		920	5
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		191	204
Pacific Drilling SA 8.375% due 10/01/2023 ^(d)		3,950	1,054
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,387
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		3,300	132
5.500% due 04/12/2037 ^(d)		4,350	170
6.000% due 05/16/2024 ^(d)		1,810	72
6.000% due 11/15/2026 ^(d)		3,434	137
9.000% due 11/17/2021 ^(d)		100	4
9.750% due 05/17/2035 ^(d)		840	33
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	300	346
5.350% due 02/12/2028		$40	40
5.950% due 01/28/2031		5,294	5,290
6.490% due 01/23/2027		2,620	2,771
6.500% due 03/13/2027		1,340	1,414
6.500% due 01/23/2029		13,475	13,953
6.750% due 09/21/2047		70	66
6.840% due 01/23/2030		4,819	5,053
6.950% due 01/28/2060		3,800	3,575
7.690% due 01/23/2050		1,050	1,060
PetSmart, Inc. 5.875% due 06/01/2025		99	102
QVC, Inc.
4.375% due 03/15/2023		3,494	3,676
4.850% due 04/01/2024		2,853	3,085
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	5,671
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	1,175	1,514
Rolls-Royce PLC
0.875% due 05/09/2024		3,050	3,521
3.625% due 10/14/2025		$1,400	1,412
4.625% due 02/16/2026	EUR	1,900	2,518
5.750% due 10/15/2027		$700	776
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		3,432	3,912
11.500% due 06/01/2025		5,300	6,203
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,991	3,547
6.250% due 03/15/2022		1,000	1,053
Sands China Ltd.
3.800% due 01/08/2026		1,200	1,285
4.375% due 06/18/2030		1,000	1,117
4.600% due 08/08/2023		1,000	1,064
5.125% due 08/08/2025		22,053	24,791
5.400% due 08/08/2028		1,800	2,113
Seagate HDD Cayman 3.375% due 07/15/2031		6,100	6,144
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		437	473
Southwest Airlines Co.
5.125% due 06/15/2027		1,473	1,754
5.250% due 05/04/2025		516	598
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		263	265
Spirit AeroSystems, Inc. 1.017% (US0003M + 0.800%) due 06/15/2021 ~		408	403

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Sprint Spectrum Co. LLC
3.360% due 03/20/2023		188	190
4.738% due 09/20/2029		4,100	4,453
5.152% due 09/20/2029		10,190	11,820
Staples, Inc. 7.500% due 04/15/2026		104	109
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		400	403
Syngenta Finance NV
3.933% due 04/23/2021		7,100	7,148
4.441% due 04/24/2023		5,900	6,195
4.892% due 04/24/2025		700	752
5.182% due 04/24/2028		3,600	3,863
Tenet Healthcare Corp. 4.625% due 07/15/2024		27	28
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		16,642	16,632
6.000% due 01/31/2025	EUR	1,200	1,598
Times Square Hotel Trust 8.528% due 08/01/2026		$180	197
Topaz Solar Farms LLC
4.875% due 09/30/2039		535	584
5.750% due 09/30/2039		4,163	4,785
Transocean Guardian Ltd. 5.875% due 01/15/2024		407	343
Transocean Pontus Ltd. 6.125% due 08/01/2025		31	30
Transocean, Inc.
7.250% due 11/01/2025		1,482	763
7.500% due 01/15/2026		1,268	590
8.000% due 02/01/2027		1,461	709
Triumph Group, Inc.
5.250% due 06/01/2022		132	126
6.250% due 09/15/2024		425	422
U.S. Renal Care, Inc. 10.625% due 07/15/2027		533	590
UAL Pass-Through Trust 6.636% due 01/02/2024		889	897
United Airlines Pass-Through Trust 5.875% due 04/15/2029		9,500	10,291
United Group BV
3.125% due 02/15/2026	EUR	2,600	3,121
3.250% due 02/15/2026 •		1,000	1,197
3.625% due 02/15/2028		2,900	3,481
4.875% due 07/01/2024		6,900	8,635
4.875% due 07/01/2024		140	175
Univision Communications, Inc.
5.125% due 02/15/2025		$11,657	11,766
6.625% due 06/01/2027		2,464	2,651
9.500% due 05/01/2025		777	868
Valaris PLC
5.750% due 10/01/2044 ^(d)		2,152	94
7.750% due 02/01/2026 ^(d)		340	15
Vale Overseas Ltd.
6.250% due 08/10/2026		3,045	3,780
6.875% due 11/21/2036		406	596
6.875% due 11/10/2039		1,200	1,789
Vale S.A. 3.750% due 01/10/2023	EUR	1,000	1,304
Vmed O2 UK Financing PLC 3.250% due 01/31/2031		600	756
VMware, Inc. 3.900% due 08/21/2027		$5,380	6,071
Western Midstream Operating LP
2.074% (US0003M + 1.850%) due 01/13/2023 ~		502	492
6.250% due 02/01/2050		376	414
Windstream Escrow LLC 7.750% due 08/15/2028		135	136
Wyndham Destinations, Inc.
3.900% due 03/01/2023		2,458	2,512
4.250% due 03/01/2022		34	35
4.625% due 03/01/2030		509	539
5.650% due 04/01/2024		639	692
6.000% due 04/01/2027		2,155	2,420
Wynn Macau Ltd. 5.125% due 12/15/2029		600	614
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,721	1,899
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	54,780	376
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		$5,906	5,928
6.125% due 03/01/2028		946	1,002

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Zimmer Biomet Holdings, Inc. 0.989% (US0003M + 0.750%) due 03/19/2021 ~		347	347
			668,092
UTILITIES 5.1%
American Transmission Systems, Inc. 5.250% due 01/15/2022		400	417
CenturyLink, Inc. 4.000% due 02/15/2027		710	734
CNOOC Finance Ltd. 4.250% due 01/26/2021		200	200
Edison International
2.400% due 09/15/2022		1,003	1,026
2.950% due 03/15/2023		50	52
3.125% due 11/15/2022		881	915
3.550% due 11/15/2024		978	1,054
5.750% due 06/15/2027		570	683
Enable Midstream Partners LP 4.950% due 05/15/2028		77	80
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,115	1,170
6.000% due 11/27/2023		7,815	8,745
Gazprom OAO Via Gaz Capital S.A. 2.949% due 01/24/2024	EUR	7,960	10,254
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^		$40	38
6.350% due 12/01/2021 ^		131	126
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(c)		1,887	495
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		19	18
ONEOK, Inc. 4.250% due 02/01/2022		210	216
Pacific Gas & Electric Co.
2.100% due 08/01/2027		21,100	21,443
2.500% due 02/01/2031		200	201
2.950% due 03/01/2026		3,735	3,953
3.150% due 01/01/2026		46,073	49,132
3.250% due 06/15/2023		7,095	7,407
3.300% due 03/15/2027		1,510	1,618
3.300% due 12/01/2027		6,710	7,173
3.400% due 08/15/2024		5,892	6,277
3.450% due 07/01/2025		10,221	11,083
3.500% due 06/15/2025		11,026	11,934
3.750% due 02/15/2024		12,732	13,587
3.750% due 07/01/2028		5,599	6,121
3.750% due 08/15/2042		140	141
4.000% due 12/01/2046		32	33
4.250% due 08/01/2023		5,440	5,844
4.300% due 03/15/2045		479	511
4.450% due 04/15/2042		888	963
4.500% due 07/01/2040		2,303	2,574
4.500% due 12/15/2041		432	452
4.550% due 07/01/2030		11,197	12,767
4.600% due 06/15/2043		132	145
4.650% due 08/01/2028		800	915
4.750% due 02/15/2044		645	726
4.950% due 07/01/2050		12,225	14,580
Petrobras Global Finance BV 5.093% due 01/15/2030		17,644	19,739
Rio Oil Finance Trust
8.200% due 04/06/2028		392	442
9.250% due 07/06/2024		122	135
9.250% due 07/06/2024		634	704
9.750% due 01/06/2027		156	181
San Diego Gas & Electric Co. 3.750% due 06/01/2047		24	28
Southern California Edison Co.
2.850% due 08/01/2029		140	153
3.650% due 03/01/2028		30	34
3.650% due 02/01/2050		373	424
3.875% due 06/01/2021		780	784
5.750% due 04/01/2035		58	80
6.000% due 01/15/2034		18	25
6.650% due 04/01/2029		187	236
Southern California Gas Co. 5.125% due 11/15/2040		12	17
Sprint Communications, Inc.
6.000% due 11/15/2022		11,058	11,984
11.500% due 11/15/2021		1,800	1,956
Sprint Corp.
7.125% due 06/15/2024		21,335	24,976
7.250% due 09/15/2021		15,687	16,342
7.625% due 03/01/2026		122	152
7.875% due 09/15/2023		32,229	37,355

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Talen Energy Supply LLC 6.625% due 01/15/2028	244	256
Transocean Phoenix Ltd. 7.750% due 10/15/2024	29	29
Transocean Proteus Ltd. 6.250% due 12/01/2024	6	6
		321,841
Total Corporate Bonds & Notes (Cost $1,869,084)		1,952,738
CONVERTIBLE BONDS & NOTES 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(d)	130	12
Total Convertible Bonds & Notes (Cost $95)		12
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	25	29
7.350% due 07/01/2035	20	24
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	125	134
		263
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)	10	8
5.250% due 07/01/2037 ^(d)	60	47
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)	20	15
5.700% due 07/01/2023 ^(d)	100	76
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	40	30
6.000% due 07/01/2039 ^(d)	30	23
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)	95	71
5.750% due 07/01/2041 ^(d)	100	73
6.500% due 07/01/2040 ^(d)	15	12
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	225	157
5.500% due 07/01/2039 ^(d)	300	220
		732
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	585	587
Total Municipal Bonds & Notes (Cost $1,160)		1,582
U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
0.500% due 09/25/2042 •	7	7
2.559% due 09/01/2037 •	2,156	2,245
6.000% due 04/25/2043	5	6
Freddie Mac
0.731% due 01/25/2031 ~(a)	279,556	8,995
2.850% due 12/25/2047 ~	1,757	1,838
2.892% due 10/25/2046 ~	1,259	1,368
3.500% due 11/01/2046	1,072	1,165
4.000% due 08/01/2047	2,753	2,952
Ginnie Mae
2.250% due 07/20/2045 - 09/20/2045 •	3,435	3,565
3.125% due 12/20/2045 •	1,675	1,735
5.000% due 01/20/2049	34	38
5.500% due 12/20/2048	708	780
Ginnie Mae, TBA 5.000% due 01/01/2051	55,500	60,595
Uniform Mortgage-Backed Security
2.500% due 09/01/2040 - 10/01/2050	285,444	301,425
2.500% due 09/01/2050 (n)	463,961	489,580
3.000% due 03/01/2050 (n)	26,063	27,693
3.000% due 09/01/2050	70,188	73,600
3.500% due 09/01/2047 - 02/01/2050	32,331	34,365
3.500% due 03/01/2048 (n)	31,639	33,532
4.000% due 04/01/2047 - 05/01/2047	4,670	5,022
4.000% due 07/01/2047 - 02/01/2050	200,098	213,638

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 01/01/2049 - 08/01/2049 (n)		215,870	230,282
4.500% due 07/01/2023 - 10/01/2048		1,787	1,944
4.500% due 10/01/2023 - 10/01/2025		21	22
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051		172,700	178,778
2.500% due 02/01/2051 - 03/01/2051		99,400	104,554
3.000% due 01/01/2051 - 02/01/2051		287,700	301,576
3.500% due 01/01/2051 - 02/01/2051		559,752	591,793
4.000% due 01/01/2051		184,731	197,287
4.000% due 02/01/2051		64,900	69,407
4.500% due 01/01/2051		14,500	15,716
Total U.S. Government Agencies (Cost $2,934,735)			2,955,503
U.S. TREASURY OBLIGATIONS 10.9%
U.S. Treasury Bonds
2.750% due 08/15/2047 (n)		1,000	1,252
3.000% due 08/15/2048 (r)		80	105
3.000% due 02/15/2049 (r)		10	13
U.S. Treasury Inflation Protected Securities (i)
0.125% due 10/15/2024 (p)		20,602	22,094
0.125% due 07/15/2030 (n)(r)		38,896	43,653
0.250% due 07/15/2029 (n)(p)		68,617	77,711
0.250% due 02/15/2050 (n)(r)		6,684	7,978
0.375% due 01/15/2027 (p)(r)		2,974	3,320
0.375% due 07/15/2027 (p)(r)		809	910
0.625% due 02/15/2043 (n)		906	1,131
0.750% due 07/15/2028 (n)(p)		32,418	37,718
0.750% due 02/15/2042 (n)		922	1,174
0.750% due 02/15/2045 (n)		5,639	7,280
0.875% due 01/15/2029 (n)(p)(r)		31,898	37,502
0.875% due 02/15/2047 (n)		6,364	8,566
1.000% due 02/15/2046 (n)		2,747	3,751
1.000% due 02/15/2048 (n)(r)		6,124	8,536
1.000% due 02/15/2049 (n)		22,557	31,802
1.375% due 02/15/2044 (n)(r)		894	1,288
2.125% due 02/15/2040 (n)		482	747
2.125% due 02/15/2041 (r)		476	747
U.S. Treasury Notes
0.875% due 11/15/2030		129,800	129,313
2.375% due 05/15/2029 (n)		196,800	222,323
2.500% due 01/31/2025 (n)(p)(r)		23,130	25,228
2.625% due 01/31/2026 (n)(p)(r)		12,600	14,033
Total U.S. Treasury Obligations (Cost $634,381)			688,175
NON-AGENCY MORTGAGE-BACKED SECURITIES 13.1%
225 Liberty Street Trust
4.501% due 02/10/2036		9,090	10,020
4.649% due 02/10/2036 ~		21,250	22,549
Adjustable Rate Mortgage Trust
3.045% due 11/25/2035 ^~		102	88
3.290% due 10/25/2035 ^~		213	205
3.485% due 08/25/2035 ~		115	113
American Home Mortgage Assets Trust
0.273% due 03/25/2047 •		3,842	3,661
0.338% due 12/25/2046 ^•		6,747	5,613
1.549% due 10/25/2046 •		4,457	3,655
American Home Mortgage Investment Trust
1.048% due 09/25/2035 •		1,272	1,220
2.007% due 12/25/2035 •		9,499	3,491
6.700% due 06/25/2036 þ		7,190	2,010
7.100% due 06/25/2036 þ		3,918	1,094
Ashford Hospitality Trust
1.409% due 04/15/2035 •		5,000	4,775
2.259% due 04/15/2035 •		5,000	4,596
Avon Finance PLC
0.954% due 09/20/2048 •	GBP	24,222	33,088
1.554% due 09/20/2048 •		2,700	3,668
2.054% due 09/20/2048 •		2,700	3,658
2.554% due 09/20/2048 •		2,000	2,710
BAMLL Re-REMIC Trust 5.876% due 06/17/2050 ~		$216	163
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		2,873	1,251
Banc of America Commercial Mortgage Trust 5.822% due 02/10/2051 ~		814	856
Banc of America Funding Trust
0.532% due 12/20/2046 ^•		8,596	8,087
2.915% due 09/20/2035 ^~		52	49
3.373% due 06/25/2034 ~		8	8
3.571% due 05/20/2036 ^~		84	75
5.888% due 04/25/2037 ^þ		144	147
Banc of America Mortgage Trust
2.905% due 11/20/2046 ^~		353	333
3.131% due 01/25/2036 ^~		25	23

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Barclays Commercial Mortgage Securities Trust
1.409% due 02/15/2033 •	1,102	1,096
2.209% due 02/15/2033 •	900	895
3.259% due 02/15/2033 •	15,800	15,780
BBCMS Trust 1.409% due 10/15/2037 •	3,000	2,801
BCAP LLC Trust
0.328% due 03/25/2037 •	429	418
3.214% due 10/26/2037 ~	1,974	2,020
3.256% due 03/27/2036 ~	966	805
6.500% due 06/26/2037 ~	8,141	3,788
Bear Stearns Adjustable Rate Mortgage Trust 2.838% due 01/25/2035 ~	4	4
Bear Stearns ALT-A Trust
3.257% due 11/25/2035 ^~	528	501
3.480% due 09/25/2047 ~	16,369	11,864
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~	163	165
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~	399	327
BHP Trust 1.482% due 08/15/2036 •	2,975	2,917
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	4,031	4,174
CD Mortgage Trust 5.648% due 10/15/2048	2,654	2,733
Chase Mortgage Finance Trust
3.440% due 02/25/2037 ~	66	66
5.500% due 12/25/2022 ^	617	379
6.000% due 05/25/2036	14,634	10,606
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	1,475	1,472
Citigroup Commercial Mortgage Trust 1.259% due 07/15/2030 •	2,921	2,813
Citigroup Mortgage Loan Trust 3.728% due 11/25/2038 ~	277	283
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	68	69
CLNY Trust 1.637% due 11/15/2038 •	3,600	3,456
COBALT CMBS Commercial Mortgage Trust 5.619% due 05/15/2046 ~	2,727	2,727
Commercial Mortgage Trust 3.461% due 08/10/2029 ~	7,493	7,515
Countrywide Alternative Loan Trust
0.352% due 07/20/2046 ^•	125	98
0.432% due 09/20/2046 •	1,021	692
0.468% due 07/25/2036 •	4,618	4,797
0.488% due 11/25/2036 •	223	249
0.488% due 06/25/2046 •	23	29
0.508% due 04/25/2046 •	1,743	1,644
0.548% due 02/25/2036 •	174	121
1.164% due 11/20/2035 ^•	39	17
1.569% due 08/25/2046 •	2,635	2,489
1.989% due 11/25/2047 ^•	1,266	1,111
5.000% due 08/25/2035	3,399	2,785
5.500% due 04/25/2035	294	252
5.500% due 12/25/2035	306	303
5.500% due 03/25/2036 ^	50	33
6.000% due 12/25/2034	1,110	1,116
6.000% due 03/25/2036 ^	486	340
6.000% due 08/25/2036 •	772	782
6.000% due 03/25/2037 ^	1,034	553
6.000% due 05/25/2037 ^	463	285
Countrywide Home Loan Mortgage Pass-Through Trust
0.418% due 04/25/2035 •	204	193
0.788% due 03/25/2035 •	106	95
2.627% due 04/25/2035 ~	149	130
2.780% due 02/20/2036 ^~	65	58
2.919% due 10/20/2034 ~	207	208
3.065% due 09/20/2036 ^~	1,104	1,044
3.285% due 11/25/2037 ~	25,798	24,805
5.500% due 11/25/2035 ^	43	36
6.000% due 02/25/2037 ^	7,101	4,219
Countrywide Home Loan Reperforming REMIC Trust 0.508% due 03/25/2035 ^•	4,040	3,752
Credit Suisse Commercial Mortgage Trust 5.634% due 01/15/2049 ~	15,000	18,170
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~	40	38
6.000% due 01/25/2036 ^	245	205
Credit Suisse Mortgage Capital Certificates
3.000% due 04/27/2030	2,121	2,140
3.490% due 08/26/2058	3,168	3,182
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	42,642	37,096

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Credit Suisse Mortgage Capital Trust 3.294% due 07/25/2050		11,401	11,624
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.298% due 03/25/2037 ^•		301	292
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		89	86
6.386% due 10/25/2036 ^þ		89	86
Downey Savings & Loan Association Mortgage Loan Trust 0.462% due 10/19/2036 ^•		323	244
Dragon Finance BV 1.267% due 07/13/2023 •	GBP	2,043	2,724
Eurosail PLC 0.741% due 09/13/2045 •		2,495	3,304
Exantas Capital Corp. 2.653% due 04/17/2037 •		$11,178	11,212
Finsbury Square PLC
0.854% due 03/16/2070 •	GBP	29,623	40,445
1.016% due 06/16/2069 •		4,762	6,522
First Horizon Asset Securities, Inc. 2.679% due 02/25/2036 ~		$50	46
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037 ^		103	68
FWD Securitization Trust 2.810% due 06/25/2049 ~		994	1,021
GS Mortgage Securities Corp. Trust 1.959% due 07/15/2025 •		2,434	2,341
GSMPS Mortgage Loan Trust 3.780% due 06/25/2034 ~		2,272	2,194
GSR Mortgage Loan Trust 3.835% due 11/25/2035 ~		11	11
HarborView Mortgage Loan Trust 2.353% due 06/19/2045 ^•		832	485
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		9,183	9,304
Impac CMB Trust 5.216% due 12/25/2032 þ		312	324
Impac Secured Assets Corp. 0.788% due 03/25/2036 •		2,296	1,984
IMT Trust
0.859% due 06/15/2034 •		271	271
1.109% due 06/15/2034 •		296	296
1.259% due 06/15/2034 •		181	181
IndyMac Mortgage Loan Trust
3.172% due 09/25/2035 ^~		73	71
3.357% due 05/25/2037 ^~		1,706	1,595
3.377% due 08/25/2037 ~		212	209
3.406% due 05/25/2037 ^~		1,823	1,391
J.P. Morgan Chase Commercial Mortgage Securities Trust 2.009% due 09/15/2029 •		4,648	4,491
JPMorgan Alternative Loan Trust
2.712% due 12/25/2036 ~		69	67
2.755% due 12/25/2035 ^~		606	512
2.764% due 10/25/2036 ~		8,656	7,644
3.484% due 05/25/2036 ^~		150	115
JPMorgan Chase Commercial Mortgage Securities Trust
5.855% due 06/12/2043 ~		3,839	3,850
5.885% due 05/15/2045 ~		2,157	2,132
6.169% due 02/12/2051 ~		5,104	5,133
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		30	31
3.222% due 08/25/2036 ^~		990	892
3.413% due 06/25/2037 ^~		379	315
3.514% due 05/25/2036 ~		376	338
6.500% due 09/25/2035		237	223
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	20,000	27,112
Lavender Trust 6.250% due 10/26/2036		$1,246	922
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		665	664
6.000% due 09/25/2037 ^		165	168
Lehman XS Trust
0.328% due 12/25/2036 •		12,432	12,480
0.338% due 09/25/2046 •		260	255
MASTR Adjustable Rate Mortgages Trust 0.358% due 04/25/2046 •		337	306
MASTR Alternative Loan Trust 6.750% due 07/25/2036		422	244
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		2,184	2,098
Merrill Lynch Alternative Note Asset Trust 0.448% due 03/25/2037 •		709	284
Merrill Lynch Mortgage Investors Trust
0.868% due 08/25/2035 •		1,900	1,712
2.650% due 11/25/2035 •		61	61

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Merrill Lynch Mortgage Trust 5.169% due 11/12/2037 ~		43	42
MFT Trust
3.358% due 02/10/2042		5,000	5,280
3.477% due 02/10/2042 ~		5,715	5,955
Morgan Stanley Capital Trust
5.578% due 10/12/2052 ~		2,646	2,637
6.014% due 06/11/2042 ~		4,427	4,541
Morgan Stanley Mortgage Loan Trust 2.387% due 07/25/2035 ^~		13	12
Mortgage Equity Conversion Asset Trust 0.580% due 01/25/2042 •		11,903	11,717
Motel 6 Trust 2.309% due 08/15/2034 •		321	318
Natixis Commercial Mortgage Securities Trust
1.209% due 11/15/2034 •		4,000	3,931
1.409% due 11/15/2034 •		4,000	3,912
New Orleans Hotel Trust 1.147% due 04/15/2032 •		3,300	3,217
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		3,873	4,151
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.338% due 06/25/2037 •		5,065	4,053
3.348% due 04/25/2036 ^~		3,269	2,915
Nomura Resecuritization Trust
0.350% due 12/26/2035 •		9,634	8,938
1.048% due 01/25/2037 •		32,393	31,489
Pepper Residential Securities Trust 1.058% due 11/18/2060 •		3,148	3,142
RBSSP Resecuritization Trust 2.817% due 01/26/2036 ~		5,390	5,279
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	3,272	2,623
Residential Accredit Loans, Inc. Trust
0.308% due 01/25/2037 •		$17,416	16,227
0.528% due 07/25/2036 •		233	233
1.459% due 09/25/2046 •		5,979	5,632
1.969% due 09/25/2045 •		303	291
6.000% due 09/25/2036 ^		494	338
Residential Funding Mortgage Securities, Inc. Trust 4.765% due 08/25/2036 ^~		62	58
RESIMAC Bastille Trust 1.083% due 09/05/2057 •		2,677	2,679
RMAC PLC 0.741% due 06/12/2046 •	GBP	361	491
Sequoia Mortgage Trust 0.932% due 09/20/2034 •		$548	538
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 02/25/2037 •		4,497	4,337
3.136% due 09/25/2035 ~		295	286
Structured Asset Mortgage Investments Trust
0.408% due 03/25/2037 •		1,193	510
0.688% due 08/25/2035 •		424	439
Structured Asset Securities Corp.
0.398% due 07/25/2035 •		19,012	17,495
0.408% due 05/25/2043 •		11,533	10,333
Structured Asset Securities Corp. Mortgage Loan Trust 0.398% due 05/25/2036 •		19,429	15,431
Sutherland Commercial Mortgage Loans 3.192% due 05/25/2037 ~		1,099	1,094
TBW Mortgage-Backed Trust
0.328% due 01/25/2037 •		17,576	5,920
6.470% due 09/25/2036 ^þ		473	23
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	44,577	60,970
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		25,118	34,485
Twin Bridges PLC 0.921% due 09/12/2050 •		878	1,199
Uropa Securities PLC
0.238% due 06/10/2059 •		893	1,174
0.388% due 06/10/2059 •		230	295
0.396% due 10/10/2040 •		3,512	4,387
0.588% due 06/10/2059 •		180	221
0.788% due 06/10/2059 •		192	243
Wachovia Bank Commercial Mortgage Trust
5.438% due 11/15/2048 ~		$1,046	1,052
5.653% due 02/15/2051 ~		738	566
WaMu Commercial Mortgage Securities Trust
2.318% due 11/23/2043 ~		2,200	2,218
3.297% due 03/23/2045 ~		12,845	12,960
WaMu Mortgage Pass-Through Certificates Trust
0.708% due 11/25/2045 •		491	480
1.554% due 12/25/2046 •		203	191
1.809% due 11/25/2042 •		69	67
2.780% due 09/25/2033 ~		51	49

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

3.508% due 02/25/2037 ^~		305	277
Warwick Finance Residential Mortgages PLC 1.003% due 12/21/2049 •	GBP	17,886	24,450
Wells Fargo Commercial Mortgage Trust
1.004% due 12/13/2031 •		$5,100	4,997
1.254% due 12/13/2031 •		4,200	3,938
1.999% due 12/13/2031 •		100	86
Wells Fargo Mortgage-Backed Securities Trust
2.833% due 11/25/2037 ^~		312	287
2.878% due 09/25/2033 ~		49	49
4.006% due 04/25/2036 ^~		1,173	1,127
Total Non-Agency Mortgage-Backed Securities (Cost $830,128)			822,602
ASSET-BACKED SECURITIES 21.2%
Aames Mortgage Trust
6.950% due 11/25/2031 þ		1,182	1,153
7.150% due 01/25/2032 þ		368	369
AccessLex Institute 0.435% due 09/26/2033 •		2,918	2,826
Accredited Mortgage Loan Trust 0.408% due 09/25/2036 •		2,248	2,202
ACE Securities Corp. Home Equity Loan Trust 0.913% due 08/25/2035 •		91	93
Adams Mill CLO Ltd. 1.337% due 07/15/2026 •		777	776
Aircraft Certificate Owner Trust 7.001% due 09/20/2022 «		49	49
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	14,300	17,380
Ameriquest Mortgage Securities Trust 0.488% due 04/25/2036 •		$5,598	5,553
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.423% due 05/25/2033 •		2,618	2,601
1.498% due 03/25/2033 •		245	247
2.986% due 06/25/2033 ^•		2,414	2,347
Ares European Clo Designated Activity Co. 1.120% due 10/21/2033 •	EUR	24,950	30,482
Argent Securities Trust
0.388% due 07/25/2036 •		$1,202	539
0.448% due 06/25/2036 •		1,305	520
0.528% due 03/25/2036 •		6,851	6,361
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.098% due 05/25/2034 •		793	789
Aspen Funding Ltd. 1.824% due 07/10/2037 •		306	307
Ayresome CDO Ltd. 0.556% due 12/08/2045 •		3,220	3,059
Babson CLO Ltd. 1.368% due 07/20/2025 •		22	22
Barings Euro CLO BV 0.900% due 10/15/2030 •	EUR	4,987	6,094
Bastille Euro CLO DAC 1.150% due 01/15/2034 •		50,000	61,095
Bear Stearns Asset-Backed Securities Trust
0.388% due 06/25/2047 •		$854	849
0.498% due 06/25/2047 •		25,753	21,138
1.748% due 10/25/2037 •		22,194	21,445
2.098% due 08/25/2035 •		9,327	9,167
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	2,656	3,243
BlueMountain Fuji Eur CLO DAC 0.910% due 01/15/2033 •		10,200	12,448
Bosphorus CLO DAC 0.820% due 12/15/2030 •		2,900	3,529
Capitalsource Real Estate Loan Trust
0.663% due 01/20/2037 •		$99	99
0.923% due 01/20/2037 •		1,650	1,599
1.023% due 01/20/2037 •		650	625
1.123% due 01/20/2037 •		400	385
Carrington Mortgage Loan Trust
0.898% due 09/25/2035 •		1,640	1,650
1.138% due 06/25/2035 •		32,581	32,144
1.948% due 05/25/2035 •		15,328	12,151
Castle Park CLO DAC 0.492% due 01/15/2028 •	EUR	1,212	1,482
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		$5,664	5,412
Cavendish Square Funding PLC 1.334% due 02/11/2055 •	EUR	5,000	5,967
Cent CLO Ltd. 1.307% due 10/15/2026 •		$15,064	15,055
Centex Home Equity Loan Trust 0.798% due 03/25/2033 •		2,334	2,274
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		14,373	14,342

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
0.438% due 11/25/2036 •		400	387
0.808% due 02/25/2035 •		511	492
0.838% due 10/25/2035 ^•		800	757
College Avenue Student Loans LLC
1.348% due 12/26/2047 •		1,951	1,957
1.798% due 11/26/2046 •		928	943
4.130% due 12/26/2047		2,636	2,799
Conseco Finance Corp.
6.280% due 09/01/2030		3,720	3,922
7.500% due 03/01/2030 ~		3,295	1,915
Conseco Finance Securitizations Corp.
1.905% due 09/01/2033 •		4,321	4,299
7.954% due 12/01/2033 ~		4,606	4,876
Countrywide Asset-Backed Certificates
0.288% due 05/25/2037 •		4,042	3,843
0.288% due 06/25/2047 ^•		3,166	2,945
0.368% due 05/25/2037 •		41,535	40,062
0.388% due 04/25/2037 •		57	51
0.398% due 06/25/2047 •		300	282
0.848% due 03/25/2036 ^•		5,974	5,594
0.868% due 11/25/2035 •		753	742
Countrywide Asset-Backed Certificates Trust
0.278% due 04/25/2046 •		1,875	1,742
0.298% due 03/25/2047 ^•		75	74
0.388% due 03/25/2047 ^•		6,698	6,011
0.418% due 09/25/2046 •		1,636	1,376
0.888% due 08/25/2047 •		41,922	41,133
1.498% due 04/25/2035 •		2,953	2,969
1.723% due 12/25/2034 •		1,205	1,189
4.740% due 10/25/2035 ~		9	9
5.499% due 02/25/2035 ~		4,460	4,315
Credit Suisse Mortgage Capital Asset-Backed Trust 0.748% due 09/25/2037 •		160	160
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.550% due 02/16/2041 •		128,899	5,522
0.557% due 12/15/2034 •		12,301	2,393
Credit-Based Asset Servicing & Securitization LLC
0.928% due 03/25/2034 •		232	230
1.048% due 07/25/2035 •		5,409	5,344
Credit-Based Asset Servicing & Securitization Trust 0.298% due 07/25/2036 •		1,416	1,407
Crown Point CLO Ltd.
1.158% due 07/17/2028 •		356	355
1.388% due 10/20/2028 •		10,567	10,538
CVC Cordatus Loan Fund DAV 0.780% due 08/15/2032 •	EUR	1,900	2,313
CWHEQ Revolving Home Equity Loan Resuritization Trust
0.399% due 12/15/2035 •		$8,301	8,058
0.419% due 05/15/2034 •		1,713	1,684
CWHEQ Revolving Home Equity Loan Trust 0.389% due 02/15/2036 •		5,496	5,190
Denali Capital CLO LLC 1.265% due 10/26/2027 •		12,192	12,186
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		18,679	18,632
ECMC Group Student Loan Trust 1.198% due 05/25/2067 •		2,347	2,360
EFS Volunteer LLC 1.065% due 10/25/2035 •		1,685	1,687
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		16,622	16,638
EMC Mortgage Loan Trust 3.148% due 11/25/2030 •		4,518	4,646
First Franklin Mortgage Loan Trust
0.448% due 05/25/2036 •		4,743	4,548
0.628% due 04/25/2036 •		7,600	6,647
Fremont Home Loan Trust 0.288% due 11/25/2036 •		3,537	2,437
Glacier Funding CDO Ltd. 1.055% due 11/12/2042 •		2,553	2,543
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		7,764	7,849
GSAA Home Equity Trust
0.268% due 05/25/2047 •		1,329	1,003
0.368% due 03/25/2047 •		6,640	3,312
0.598% due 08/25/2037 •		245	243
1.123% due 06/25/2035 •		2,767	2,880
GSAMP Trust
0.288% due 03/25/2047 •		15,359	14,658
0.318% due 01/25/2037 •		1,816	1,771
0.388% due 09/25/2036 •		10,122	4,993
0.788% due 08/25/2033 •		8,319	8,107
0.898% due 01/25/2034 •		2,181	2,121
Halcyon Loan Advisors European Funding DAC 0.770% due 01/18/2031 •	EUR	2,500	3,046

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Harley Marine Financing LLC 5.682% due 05/15/2043 «		$1,009	857
Harvest SBA Loan Trust 2.398% due 08/25/2044 •		8,907	8,613
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •	EUR	15,000	18,404
Hildene TruPS Securitization Ltd. 1.973% due 05/22/2039 •		$72,037	70,236
Home Equity Loan Trust
0.338% due 04/25/2037 •		15,783	14,861
0.378% due 04/25/2037 •		1,187	1,136
Home Equity Mortgage Loan Asset-Backed Trust
0.338% due 04/25/2037 •		7,088	5,406
0.528% due 06/25/2036 •		2,485	2,451
HSI Asset Loan Obligation Trust 0.208% due 12/25/2036 •		66	24
Jamestown CLO Ltd. 0.927% due 07/15/2026 •		518	519
JPMorgan Mortgage Acquisition Corp.
0.733% due 01/25/2036 •		9,226	8,961
1.108% due 06/25/2035 •		7,474	7,158
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		1,282	1,256
Jubilee CLO BV 0.334% due 07/12/2028 •	EUR	2,404	2,917
Legacy Mortgage Asset Trust
1.898% due 01/28/2070 •		$14,652	14,755
3.438% due 05/25/2059 þ		1,056	1,063
3.750% due 04/25/2059 þ		4,294	4,340
4.000% due 12/28/2054 ~		5,803	5,865
4.500% due 12/28/2054		38,468	38,984
Lehman XS Trust
0.388% due 02/25/2037 •		7,098	6,975
0.468% due 02/25/2037 •		2,893	2,848
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		17,300	17,220
Long Beach Mortgage Loan Trust
0.298% due 06/25/2036 •		8,996	5,554
0.298% due 09/25/2036 •		14,413	10,651
0.748% due 02/25/2036 •		8,349	7,298
0.778% due 01/25/2046 •		3,565	3,424
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •		4,954	5,125
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •	EUR	2,700	3,291
Madison Park Funding Ltd. 1.478% due 07/20/2026 •		$75	76
Man GLG Euro Clo DAC 0.910% due 10/15/2030 •	EUR	9,500	11,569
Marlay Park CLO DAC 0.740% due 10/15/2030 •		4,100	4,985
MASTR Asset-Backed Securities Trust 0.198% due 01/25/2037 •		$308	114
Merrill Lynch Mortgage Investors Trust
0.670% due 04/25/2037 •		762	529
0.948% due 08/25/2035 •		1,233	1,128
METAL LLC 4.581% due 10/15/2042		3,213	2,576
Morgan Stanley ABS Capital, Inc. Trust
0.388% due 09/25/2036 •		7,782	3,926
0.688% due 03/25/2036 •		4,879	4,799
0.853% due 12/25/2034 •		111	102
Mountain View CLO Ltd. 1.037% due 10/15/2026 •		3,407	3,405
Nassau Ltd. 2.383% due 07/20/2029 •		8,000	8,032
National Collegiate Student Loan Trust
0.439% due 10/25/2033 •		4,761	4,649
0.468% due 10/27/2031 •		7,353	7,191
0.630% due 12/26/2033 •		1,269	1,261
Navient Private Education Refi Loan Trust 1.170% due 09/16/2069		8,651	8,720
Nelnet Student Loan Trust 1.048% due 06/27/2067 •		40,247	40,395
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.298% due 07/25/2036 •		25,877	25,040
0.478% due 10/25/2036 ^•		2,282	639
NovaStar Mortgage Funding Trust
0.468% due 05/25/2036 •		2,493	2,457
2.248% due 12/25/2034 •		74	74
Ocean Trails CLO 1.387% due 07/15/2028 •		2,035	2,035
Option One Mortgage Loan Trust Asset-Backed Certificates 0.838% due 11/25/2035 •		3,277	3,201
Oscar U.S. Funding LLC 2.490% due 08/10/2022		1,331	1,338

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Ownit Mortgage Loan Trust 0.568% due 01/25/2037 •		2,214	2,189
OZLM Ltd. 1.707% due 04/15/2032 •		28,002	28,024
Palisades CDO Ltd. 0.866% due 07/22/2039 •		14,663	14,489
Palmer Square Loan Funding Ltd. 1.115% due 10/24/2027 •		6,182	6,174
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 09/25/2035 •		12,188	12,007
1.183% due 05/25/2035 •		7,804	7,268
People's Choice Home Loan Securities Trust 1.093% due 05/25/2035 ^•		1,600	1,540
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 ~		3,380	3,398
Purple Finance CLO DAC 0.800% due 01/25/2031 •	EUR	2,100	2,562
Quest Trust 0.728% due 08/25/2036 •		$10,618	9,358
RAAC Trust 0.748% due 06/25/2044 •		2,404	2,139
Residential Asset Securities Corp. Trust
0.388% due 09/25/2036 •		3,743	3,720
0.688% due 07/25/2036 •		1,387	1,220
0.778% due 02/25/2036 •		1,500	1,435
1.123% due 09/25/2035 •		4,500	4,479
Saranac CLO Ltd. 1.836% due 06/22/2030 •		6,520	6,516
Saxon Asset Securities Trust
0.458% due 09/25/2037 •		7,870	7,655
1.898% due 12/25/2037 •		4,505	4,513
Securitized Asset-Backed Receivables LLC Trust 0.728% due 12/25/2035 •		262	257
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	123	150
0.000% due 06/17/2024 •		195	238
1.715% due 04/25/2023 •		$2,713	2,714
SMB Private Education Loan Trust 2.340% due 09/15/2034		6,971	7,166
SoFi Professional Loan Program LLC
1.248% due 10/27/2036 •		188	189
2.630% due 07/25/2040		9,912	10,098
Soundview Home Loan Trust
0.258% due 01/25/2037 •		10,414	9,004
0.298% due 03/25/2037 •		3,863	3,726
0.318% due 07/25/2037 •		7,163	6,322
0.348% due 06/25/2037 •		51,808	42,540
1.098% due 09/25/2037 •		1,061	972
Springleaf Funding Trust 2.680% due 07/15/2030		3,779	3,787
Sprite Ltd. 4.250% due 12/15/2037		3,280	3,112
St Paul's CLO DAC 0.850% due 08/20/2030 •	EUR	30,571	37,397
St Pauls CLO 0.820% due 11/15/2030 •		13,250	16,139
Structured Asset Securities Corp. Mortgage Loan Trust 0.528% due 12/25/2035 •		$4,810	4,753
Towd Point Mortgage Trust
4.500% due 10/25/2058 ~		4,311	4,445
4.750% due 11/25/2058 ~		21,300	22,134
5.500% due 10/25/2058 ~		5,009	5,199
Trainer Wortham First Republic CBO Ltd. 0.824% due 04/10/2037 •		2,332	2,301
Tralee CLO Ltd. 1.328% due 10/20/2028 •		1,500	1,500
TruPS Financials Note Securitization Ltd. 1.809% due 09/20/2039 •		5,741	5,511
Upstart Securitization Trust 2.897% due 09/20/2029		762	767
WAVE Trust 3.844% due 11/15/2042		7,235	7,036
Total Asset-Backed Securities (Cost $1,328,403)			1,334,629
SOVEREIGN ISSUES 6.9%
Argentina Government International Bond
0.125% due 07/09/2030 þ		12,685	5,166
0.125% due 07/09/2035 þ		23,826	8,753
0.125% due 01/09/2038 þ		1,011	418
0.125% due 07/09/2041 þ		2,513	957
0.125% due 07/09/2046 þ		115	42
1.000% due 08/05/2021 (i)	ARS	41,519	296
1.000% due 07/09/2029		$1,115	489
15.500% due 10/17/2026	ARS	129,155	307
34.109% (BADLARPP) due 10/04/2022 ~		6,524	42

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		119,419	796
Autonomous City of Buenos Aires Argentina
37.424% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	63
37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		47,360	314
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (g)	BRL	470,000	90,051
China Development Bank
2.890% due 06/22/2025	CNY	40,400	6,098
3.300% due 02/01/2024		8,000	1,232
3.430% due 01/14/2027		7,200	1,102
3.680% due 02/26/2026		56,400	8,784
3.740% due 09/10/2025		50,900	7,947
4.150% due 10/26/2025		42,400	6,739
Emirate of Abu Dhabi Government International Bond
3.875% due 04/16/2050		$5,500	6,721
3.875% due 04/16/2050		200	244
Guatemala Government International Bond 5.375% due 04/24/2032		600	734
Mexico Government International Bond 4.750% due 04/27/2032		2,400	2,894
Paraguay Government International Bond 4.950% due 04/28/2031		938	1,139
Peru Government International Bond
5.350% due 08/12/2040	PEN	7,740	2,225
5.400% due 08/12/2034		8,416	2,569
5.940% due 02/12/2029		22	8
5.940% due 02/12/2029		44,502	15,342
6.150% due 08/12/2032		4,776	1,604
6.350% due 08/12/2028		35,939	12,620
6.900% due 08/12/2037		26	9
6.950% due 08/12/2031		29,564	10,619
8.200% due 08/12/2026		32,136	12,058
Provincia de Buenos Aires
34.187% due 05/31/2022	ARS	37,323	226
36.050% due 04/12/2025		9,410	47
36.050% due 04/12/2025		11,642	58
Russia Government International Bond
0.000% (RUONIA) due 04/24/2024 ~	RUB	2,210,301	29,546
7.150% due 11/12/2025		1,955,413	28,539
7.950% due 10/07/2026		766,427	11,626
Saudi Government International Bond
3.250% due 10/26/2026		$27,600	30,624
4.000% due 04/17/2025		17,800	19,911
Serbia Government International Bond 3.125% due 05/15/2027	EUR	1,998	2,752
South Africa Government International Bond
4.850% due 09/30/2029		$3,600	3,832
5.750% due 09/30/2049		2,400	2,413
8.000% due 01/31/2030	ZAR	7,900	513
8.750% due 02/28/2048		12,900	721
10.500% due 12/21/2026		339,100	27,379
Turkey Government International Bond
4.250% due 03/13/2025		$25,200	25,334
4.625% due 03/31/2025	EUR	6,500	8,435
5.250% due 03/13/2030		$15,400	15,488
5.625% due 03/30/2021		700	707
7.625% due 04/26/2029		10,800	12,491
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		1,000	1,086
Ukraine Government International Bond 7.750% due 09/01/2021		400	415
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		124	12
7.650% due 04/21/2025 ^(d)		3,123	303
8.250% due 10/13/2024 ^(d)		2,021	196
9.000% due 05/07/2023 ^(d)		268	26
9.250% due 09/15/2027 ^(d)		729	71
9.250% due 05/07/2028 ^(d)		2,886	280
11.750% due 10/21/2026 ^(d)		130	13
11.950% due 08/05/2031 ^(d)		6,600	640
12.750% due 08/23/2022 ^(d)		930	90
Total Sovereign Issues (Cost $442,569)			432,156
		SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		2,065,869	3,409
iHeartMedia, Inc. 'A' (e)		114,998	1,493

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

iHeartMedia, Inc. 'B' «(e)	1,547	18
		4,920
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)	4,107	2
ENERGY 0.0%
Dommo Energia S.A. «(l)	956,569	256
		256
FINANCIALS 0.0%
Associated Materials Group, Inc. «(l)	309,465	2,086
Hipotecaria Su Casita S.A. «	345,787	0
		2,086
INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(l)	110,888	10,053
Noble Corp. PLC «(l)	71,800	640
Westmoreland Mining Holdings LLC «(l)	2,935	22
		10,715
Total Common Stocks (Cost $23,592)		17,979
WARRANTS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. - Exp. 05/01/2039 «	748,945	9,566
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	226,601	0
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 03/24/2021 «	5,492	100
Total Warrants (Cost $13,337)		9,666
PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(j)(k)	2,200,000	2,750
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)	500,000	627
6.750% due 04/25/2022 •(j)	500,000	647
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(j)	452,000	500
Charles Schwab Corp. 5.375% due 06/01/2025 •(j)	1,051,000	1,173
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)	500,000	545
		6,242
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 03/15/2021 •(j)	5,673,000	5,268
UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(j)(l)	1,868,094	50,165
Total Preferred Securities (Cost $61,636)		61,675
REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.	4,324	50

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Total Real Estate Investment Trusts (Cost $27)			50
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (m) 0.0%			2,243
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	23,015	159
ARGENTINA TREASURY BILLS 0.2%
(2.454)% due 05/21/2021 - 09/13/2021 (f)(g)		1,134,434	8,175
1.604% due 03/31/2021 ~		441,300	3,092
			11,267
MEXICO TREASURY BILLS 1.6%
4.339% due 03/11/2021 (g)(h)	MXN	1,960,000	97,727
U.S. TREASURY BILLS 0.0%
0.092% due 01/14/2021 - 01/19/2021 (f)(g)(p)(r)		$703	703
Total Short-Term Instruments (Cost $112,409)			112,099
Total Investments in Securities (Cost $8,516,093)			8,656,787
		SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		8,414,293	82,973
Total Short-Term Instruments (Cost $82,972)			82,973
Total Investments in Affiliates (Cost $82,972)			82,973
Total Investments 139.0% (Cost $8,599,065)			$8,739,760
Financial Derivative Instruments (o)(q) 0.0%(Cost or Premiums, net $(15,271))			2,554
Other Assets and Liabilities, net (39.0)%			(2,453,597)
Net Assets 100.0%			$6,288,717

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$50,337	$50,165	0.80%
Associated Materials Group, Inc.	08/24/2020	1,965	2,086	0.03
Dommo Energia S.A.	12/03/2019	196	256	0.01
General Motors Co. 6.800% due 10/01/2027	05/07/2020	515	664	0.01
Neiman Marcus Group Ltd. LLC	09/25/2020	3,571	10,053	0.16
Noble Corp. PLC	12/23/2020	0	640	0.01
Westmoreland Mining Holdings LLC	03/26/2019	9	22	0.00
$56,593	$63,886	1.02%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$2,243	U.S. Treasury Bills 0.000% due 12/30/2021	$(2,288)	$2,243	$2,243
Total Repurchase Agreements	$(2,288)	$2,243	$2,243
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.170%	11/18/2020	01/19/2021	$(44,198)	$(44,208)
BOS	0.160	12/02/2020	01/07/2021	(52,316)	(52,324)
0.160	12/08/2020	01/08/2021	(156,671)	(156,689)
0.160	12/15/2020	01/15/2021	(12,286)	(12,287)
0.170	11/19/2020	01/19/2021	(35,516)	(35,523)
0.180	12/14/2020	01/14/2021	(218,655)	(218,678)
0.200	12/04/2020	01/04/2021	(25,452)	(25,457)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

BSN	0.190	12/14/2020	01/14/2021	(426,944)	(426,991)
DEU	0.170	11/02/2020	01/04/2021	(40,045)	(40,057)
GRE	0.180	11/05/2020	01/05/2021	(18,177)	(18,183)
0.180	11/13/2020	01/13/2021	(1,231)	(1,231)
JPS	0.160	10/20/2020	01/19/2021	(28,316)	(28,326)
0.161	10/20/2020	01/19/2021	(27,093)	(27,102)
0.190	12/14/2020	01/14/2021	(73,918)	(73,927)
Total Reverse Repurchase Agreements	$(1,160,983)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.3)%
Ginnie Mae, TBA	4.000%	01/01/2051	$400	$(425)	$(427)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2051	1,000	(1,035)	(1,037)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2051	13,200	(13,957)	(13,952)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2051	60,600	(67,058)	(67,071)
Total Short Sales (1.3)%	$(82,475)	$(82,487)
(n)	Securities with an aggregate market value of $1,190,501 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(849,910) at a weighted average interest rate of 0.205%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures	$171.000	01/22/2021	27	$27	$(23)	$(20)
Call - CBOT U.S. Treasury Bond February 2021 Futures	179.000	01/22/2021	27	27	(24)	(3)
Total Written Options	$(47)	$(23)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	126	$14,302	$63	$12	$(17)
Euro-BTP Italy Government Bond March Futures	03/2021	604	112,165	557	44	0
$620	$56	$(17)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	17	$(3,689)	$(1)	$1	$0
Euro-Buxl 30-Year Bond March Futures	03/2021	5	(1,376)	(3)	2	0
U.S. Treasury 5-Year Note March Futures	03/2021	1,220	(153,920)	(393)	0	(57)
U.S. Treasury 10-Year Note March Futures	03/2021	515	(71,110)	(53)	0	(56)
U.S. Treasury 30-Year Bond March Futures	03/2021	124	(21,475)	275	0	(43)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	335	(71,543)	1,389	0	(251)
United Kingdom Long Gilt March Futures	03/2021	32	(5,931)	(66)	0	(13)
$1,148	$3	$(420)
Total Futures Contracts	$1,768	$59	$(437)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.404%	$1,400	$(16)	$3	$(13)	$1	$0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	0.684	800	(111)	(9)	(120)	0	0
$(127)	$(6)	$(133)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2025	0.636%	EUR	40,500	$(488)	$1,408	$920	$23	$0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.585	$12,900	122	94	216	1	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.723	4,000	(101)	113	12	1	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	9.181	500	(5)	(53)	(58)	0	(9)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	9.351	100	(5)	(8)	(13)	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.572	1,750	(83)	106	23	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.764	4,200	(74)	114	40	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.780	EUR	4,000	(20)	(305)	(325)	0	(2)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.020	2,800	(275)	(41)	(316)	0	(1)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.520	$5,000	424	(195)	229	0	0
$(505)	$1,233	$728	$27	$(14)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$460	$(15)	$(28)	$(43)	$0	$(1)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	30,100	(1,622)	(1,244)	(2,866)	0	(59)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	16,200	(266)	9	(257)	0	(7)
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024	291,500	(2,847)	(2,084)	(4,931)	0	(176)
$(4,750)	$(3,347)	$(8,097)	$0	$(243)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$940	$(35)	$43	$8	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	3,196	(149)	170	21	2	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	8,366	(262)	317	55	4	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	7,998	(333)	372	39	4	0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	10,925	(1,115)	1,105	(10)	6	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	11,400	(708)	439	(269)	8	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	7,600	61	66	127	5	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	15,700	348	43	391	11	0
$(2,193)	$2,555	$362	$40	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	03/17/2031	GBP	3,200	$(14)	$(24)	$(38)	$0	$(10)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2051	8,200	257	(78)	179	0	(86)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	1,900	0	0	0	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022	1,600	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	7,900	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022	2,800	0	0	0	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		9,800	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		9,800	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		37,600	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		8,000	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		11,700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		182,200	2	93	95	0	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		78,100	2	836	838	1	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	654	654	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	219	219	0	0
Receive	3-Month USD-LIBOR	0.200	Semi-Annual	12/07/2022		$44,900	(23)	18	(5)	0	(1)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2023		55,600	(194)	84	(110)	2	0
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2025		489,400	(219)	3,214	2,995	0	(196)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/07/2027		80,100	(495)	1,317	822	0	(63)
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2030		5,600	(42)	147	105	0	(7)
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	06/09/2031		622,000	(361)	217	(144)	0	(762)
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	12/07/2050		59,000	(1,909)	9,671	7,762	0	(183)
Pay	3-Month USD-LIBOR	1.317	Semi-Annual	12/16/2050		2,900	(57)	(5)	(62)	14	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	(108)	(114)	0	(4)
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(34)	(36)	0	(1)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	443	443	18	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	1,135	1,221	5	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	8,341	9,965	35	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	11,400	111	(59)	52	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	(76)	(36)	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	(2,741)	(1,775)	0	(9)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	(654)	(783)	0	(2)
Receive(7)	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028	JPY	19,770,000	360	(86)	274	36	0
Receive(7)	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		15,720,000	161	(69)	92	30	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	81	9	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	52	9	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	1	11	12	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	7	9	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	11	10	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	6	8	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022		44,500	1	(13)	(12)	0	0
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022		4,500	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022		11,200	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022		11,500	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	7	7	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	12	12	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	114	131	1	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	35	35	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	7	7	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	5	5	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023	30,300	(7)	109	102	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023	3,400	0	13	13	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023	4,200	(1)	17	16	0	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025	5,800	0	6	6	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025	1,900	0	3	3	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025	4,800	0	6	6	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025	4,900	0	5	5	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026	2,700	(13)	21	8	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026	6,600	(30)	51	21	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027	6,900	11	45	56	0	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027	2,900	6	19	25	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027	4,900	7	32	39	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027	9,700	0	17	17	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027	15,400	(17)	116	99	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027	31,500	(10)	236	226	2	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027	1,100	0	10	10	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027	100	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027	18,500	(10)	(159)	(169)	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027	1,200	0	(10)	(10)	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027	6,700	(5)	65	60	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	2,000	0	(19)	(19)	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	5,400	0	51	51	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032	2,500	(6)	24	18	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	800	3	(10)	(7)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	21,100	(44)	215	171	1	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	24,500	22	(321)	(299)	0	(2)
						$(29)	$23,311	$23,282	$149	$(1,327)
Total Swap Agreements						$(7,604)	$23,746	$16,142	$217	$(1,584)
(p)

Securities with an aggregate market value of $106,194 and cash of $24,997 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $3 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021	GBP	762		$1,018	$0	$(24)
	01/2021	JPY	162,740		1,565	0	(11)
	01/2021		$7,520	AUD	10,184	332	0
	01/2021		3,924	ZAR	61,560	255	0
	02/2021		23,523	NOK	219,285	2,049	0
	02/2021		14,220	SEK	123,235	766	0
	02/2021		713	TRY	5,441	7	0
BPS	01/2021		32,287	EUR	26,532	131	(3)
	01/2021		1,119	GBP	832	19	0
	01/2021		936	TRY	7,213	32	0
	01/2021	ZAR	16,255		$1,111	5	0
	03/2021		$31,013	IDR	442,448,986	618	0
	03/2021		30,520	INR	2,289,671	597	0
BRC	01/2021	GBP	616		$823	0	(20)
	01/2021		$2,398	TRY	18,609	89	0
	01/2021	ZAR	15,174		$1,038	6	0
	02/2021		$1,483	TRY	11,388	32	(2)
CBK	01/2021	GBP	2,175		$2,907	0	(67)
	01/2021	JPY	15,866		152	0	(1)
	01/2021	PEN	19,806		5,508	36	0
	01/2021	RUB	29,710		386	0	(15)
	01/2021		$8,969	EUR	7,402	74	0
	01/2021		50	TRY	389	2	0
	01/2021		6,992	ZAR	109,561	445	0
	01/2021	ZAR	59,394		$3,978	4	(57)
	02/2021	PEN	9,604		2,680	27	0
	02/2021	RUB	34,515		469	4	0
	02/2021		$20,568	NOK	188,725	1,440	0
	02/2021		15,290	SEK	134,475	1,062	0
	02/2021		1,217	TRY	9,319	17	(5)
	03/2021		221	CNH	1,476	5	0
	04/2021	BRL	470,000		$90,681	400	0
	05/2021	PEN	1,052		292	2	0
FBF	02/2021		$3,592	TRY	27,933	104	(1)
GLM	01/2021	RUB	36,985		$483	0	(17)
	01/2021		$3,224	JPY	333,712	8	0
	01/2021		856	TRY	6,637	34	0
	01/2021	ZAR	75,548		$5,062	0	(66)
	02/2021	JPY	333,712		3,225	0	(8)
	02/2021	NZD	24,778		16,894	0	(938)
	02/2021	RUB	54,630		716	0	(20)
	02/2021		$1,255	TRY	9,551	18	(7)
HUS	01/2021	AUD	1,055		$783	0	(30)
	01/2021	BRL	147,060		28,926	614	0
	01/2021	EUR	1,306		1,565	0	(31)
	01/2021	GBP	278,037		371,851	0	(8,378)
	01/2021	JPY	29,310		281	0	(3)
	01/2021		$28,299	BRL	147,060	14	0
	01/2021		9,148	EUR	7,492	18	(12)
	01/2021		9,240	ZAR	145,449	633	0
	01/2021	ZAR	27,327		$1,864	5	0
	02/2021	CAD	1,824		1,392	0	(41)
	02/2021	RUB	97,893		1,315	3	(6)
	02/2021		$28,910	BRL	147,060	0	(606)
	02/2021		241	TRY	1,794	0	(3)
	03/2021	MXN	1,960,000		$98,326	563	0
	03/2021		$61,458	MXN	1,336,623	5,219	0
	05/2021		33,203		687,674	886	0
IND	02/2021		219	TRY	1,656	1	0
JPM	01/2021		5,664	AUD	7,698	271	0
	01/2021		5,629	CLP	4,428,220	603	0
	01/2021		4,589	TRY	35,643	181	0
	01/2021	ZAR	23,275		$1,585	5	0
	02/2021		$3,996	TRY	30,912	89	(7)
MYI	01/2021		1,076	GBP	792	7	0
	01/2021		1,872	TRY	14,498	74	0
	01/2021		9,032	ZAR	138,269	354	0
	02/2021		16,605	NZD	24,112	748	0
	02/2021		379	TRY	2,880	1	0
RBC	01/2021		1,133	GBP	855	37	0
	01/2021	ZAR	26,086		$1,770	0	0
RYL	01/2021		$447	NZD	633	9	0
	02/2021		1,013	TRY	7,706	10	(3)
SCX	01/2021	EUR	426,869		$511,216	0	(10,269)
	01/2021		$3,311	AUD	4,495	154	0
	01/2021		1,453	TRY	11,172	48	0
	01/2021	ZAR	95,978		$6,505	13	(23)
	02/2021	EUR	426,869		522,647	809	0
	02/2021	RUB	15,746		205	0	(7)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

02/2021	$2,021	TRY	15,295	11	(11)
SOG	02/2021	513	3,890	4	0
SSB	01/2021	1,050	ZAR	16,121	44	0
TOR	01/2021	BRL	147,060	$28,299	0	(14)
01/2021	JPY	125,796	1,206	0	(13)
01/2021	$27,659	BRL	147,060	654	0
01/2021	ZAR	25,251	$1,718	0	0
02/2021	$239	TRY	1,814	0	0
UAG	01/2021	11,122	AUD	15,127	541	0
01/2021	390	MXN	7,780	0	0
01/2021	3,920	TRY	30,398	147	0
01/2021	ZAR	54,635	$3,675	0	(33)
02/2021	RUB	205,481	2,730	4	(40)
02/2021	$241	TRY	1,883	7	0
Total Forward Foreign Currency Contracts	$21,401	$(20,792)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	1.000%	01/20/2021	30,200	$(55)	$(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	31,500	(48)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	128,800	(115)	(88)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	128,800	(191)	(19)
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	76,400	(214)	(14)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	25,900	(34)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	62,200	(70)	(85)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	62,200	(110)	(10)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	59,100	(72)	(46)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	82,100	(65)	(47)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	14,600	(12)	(15)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	82,100	(81)	(92)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	14,600	(17)	(14)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	28,600	(35)	(10)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	55,300	(36)	(38)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	55,300	(66)	(30)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	30,200	(40)	(10)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	28,600	(69)	(7)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	9,800	(7)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	19,382	(14)	(2)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	10,800	(8)	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	23,575	(18)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	36,500	(26)	(25)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	36,500	(39)	(20)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	44,800	(31)	(26)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	10,800	(7)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	44,800	(49)	(50)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	10,800	(13)	(9)
MYC	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	56,700	(77)	(45)
$(1,619)	$(722)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus CNH	CNH	6.520	01/14/2021	3,498	$(14)	$(20)
Call - OTC USD versus CNH	6.780	01/14/2021	3,498	(14)	0
GLM	Put - OTC USD versus CNH	6.534	01/15/2021	2,799	(13)	(20)
Call - OTC USD versus CNH	6.792	01/15/2021	2,799	(10)	0
HUS	Put - OTC USD versus CNH	6.530	02/05/2021	4,897	(26)	(42)
Call - OTC USD versus CNH	6.800	02/05/2021	4,897	(26)	(3)
Put - OTC USD versus CNH	6.510	02/08/2021	3,680	(17)	(27)
Call - OTC USD versus CNH	6.810	02/08/2021	3,680	(17)	(3)
Put - OTC USD versus CNH	6.450	02/19/2021	3,596	(15)	(16)
Call - OTC USD versus CNH	6.700	02/19/2021	3,596	(11)	(8)
SCX	Put - OTC USD versus CNH	6.400	03/09/2021	7,192	(26)	(24)
Call - OTC USD versus CNH	6.680	03/09/2021	7,192	(36)	(28)
$(225)	$(191)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.165%	01/11/2021	6,800	$(51)	$(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	61,800	(309)	(89)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.485	01/11/2021	6,800	(51)	(28)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	61,800	(309)	(51)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	7,300	(82)	(5)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	7,300	(82)	(56)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.078	01/20/2021	17,700	(203)	(7)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.438	01/20/2021	17,700	(204)	(241)
$(1,291)	$(478)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	14,000	$(48)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	24,000	(81)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	30,000	(94)	(30)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	18,500	(71)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	26,000	(43)	(23)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	19,000	(49)	(49)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	28,000	(70)	(62)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	28,000	(68)	(63)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	19,000	(59)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	18,800	(55)	(19)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	18,800	(24)	(26)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	6,000	(17)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	13,000	(32)	(54)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	6,000	(18)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	6,000	(14)	(29)
$(743)	$(414)
Total Written Options	$(3,878)	$(1,805)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.581%	EUR	100	$2	$(4)	$0	$(2)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	New York State General Obligation Bonds, Series 2005	1.850%	Quarterly	03/20/2021	0.208%	$1,900	$0	$8	$8	$0
Russia Government International Bond	1.000	Quarterly	12/20/2021	0.257	300	(12)	14	2	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	1,200	(15)	38	23	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	1,600	(26)	55	29	0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	0.783	400	(19)	21	2	0
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	100	(10)	9	0	(1)
Russia Government International Bond	1.000	Quarterly	12/20/2021	0.257	3,500	(170)	197	27	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	1,600	(28)	20	0	(8)
California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021	0.228	1,800	210	(198)	12	0
Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	200	(2)	5	3	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	600	2	7	9	0
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.323	100	(1)	3	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	3,400	(55)	117	62	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	200	(6)	6	0	0
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	1,900	(30)	20	0	(10)
Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	1,100	(16)	35	19	0
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	3,600	(74)	143	69	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	2,200	(18)	57	39	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.272	1,200	(219)	228	9	0
Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	0.510	1,400	(124)	135	11	0
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.792	100	(4)	3	0	(1)
Russia Government International Bond	1.000	Quarterly	12/20/2021	0.257	3,900	(131)	161	30	0
Russia Government International Bond	1.000	Quarterly	12/20/2024	0.669	6,400	39	47	86	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.542	3,500	(149)	86	0	(63)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.885	500	(16)	18	2	0
Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	4,800	(140)	136	0	(4)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	6,900	(101)	232	131	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	5,000	(99)	194	95	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	700	(11)	24	13	0
South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.366	300	(21)	23	2	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.229	EUR	14,500	101	40	141	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	$7,800	(41)	178	137	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812	5,300	(73)	124	51	0
Turkey Government International Bond	1.000	Quarterly	06/20/2024	2.676	100	(16)	10	0	(6)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.452	11,900	(335)	501	166	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.218	600	4	3	7	0
$(1,606)	$2,700	$1,187	$(93)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CDX.MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,600	$89	$(42)	$47	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	197	70	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(126)	290	164	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	(9)	19	10	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	892	554	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	3,200	(17)	54	37	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,423	14	(1)	13	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,198	(458)	623	165	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	102,700	0	240	240	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	3,400	(25)	53	28	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	125	46	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	80	53	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	72,100	(253)	838	585	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,199	(203)	273	70	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	7	151	158	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	84,400	(83)	1,070	987	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	155,100	(503)	1,762	1,259	0
$(2,138)	$6,624	$4,486	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	100,500	$0	$(127)	$0	$(127)
Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025	26,415	0	(18)	0	(18)
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	19,000	0	27	27	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	19,700	0	28	28	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	20,000	0	27	27	0
$0	$(63)	$82	$(145)
Total Swap Agreements	$(3,742)	$9,257	$5,755	$(240)
(r)

Securities with an aggregate market value of $15,510 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$689	$247,265	$19,967	$267,921
Corporate Bonds & Notes
Banking & Finance	0	961,987	818	962,805
Industrials	0	665,236	2,856	668,092
Utilities	0	321,841	0	321,841
Convertible Bonds & Notes
Utilities	0	12	0	12
Municipal Bonds & Notes
Illinois	0	263	0	263
Puerto Rico	0	732	0	732
Texas	0	587	0	587
U.S. Government Agencies	0	2,955,503	0	2,955,503
U.S. Treasury Obligations	0	688,175	0	688,175
Non-Agency Mortgage-Backed Securities	0	795,490	27,112	822,602
Asset-Backed Securities	0	1,333,723	906	1,334,629
Sovereign Issues	0	432,156	0	432,156
Common Stocks
Communication Services	4,902	0	18	4,920
Consumer Discretionary	2	0	0	2
Energy	0	0	256	256
Financials	0	0	2,086	2,086
Industrials	0	0	10,715	10,715
Warrants
Communication Services	0	0	9,566	9,566
Information Technology	0	0	100	100
Preferred Securities
Banking & Finance	0	6,242	0	6,242
Industrials	0	5,268	0	5,268
Utilities	0	0	50,165	50,165
Real Estate Investment Trusts
Real Estate	50	0	0	50
Short-Term Instruments
Repurchase Agreements	0	2,243	0	2,243
Short-Term Notes	0	159	0	159
Argentina Treasury Bills	0	11,267	0	11,267
Mexico Treasury Bills	0	97,727	0	97,727
U.S. Treasury Bills	0	703	0	703
$5,643	$8,526,579	$124,565	$8,656,787
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,973	$0	$0	$82,973
Total Investments	$88,616	$8,526,579	$124,565	$8,739,760
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(82,487)	$0	$(82,487)
Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Exchange-traded or centrally cleared				59			217	0	276
Over the counter				0			27,156	0	27,156
				$59			$27,373	$0	$27,432
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(437)			(1,607)	0	(2,044)
Over the counter				0			(22,788)	(49)	(22,837)
				$(437)			$(24,395)	$(49)	$(24,881)
Total Financial Derivative Instruments				$(378)			$2,978	$(49)	$2,551
Totals				$88,238			$8,447,070	$124,516	$8,659,824

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020(2)
Investments in Securities, at Value
Loan Participations and Assignments	$49,319	$35,129	$(42,625)	$119	$(708)	$5,011	$0	$(26,278)	$19,967	$1,001
Corporate Bonds & Notes
Banking & Finance	751	0	0	0	0	67	0	0	818	67
Industrials	3,994	873	(1,323)	11	(1,563)	864	0	0	2,856	23
Non-Agency Mortgage-Backed Securities	0	26,619	0	0	0	493	0	0	27,112	493
Asset-Backed Securities	795	0	(25)	0	0	87	49	0	906	82
Common Stocks
Communication Services	10	0	0	0	0	8	0	0	18	8
Energy	92	0	(4)	0	0	168	0	0	256	166
Financials	0	1,965	0	0	0	121	0	0	2,086	121
Industrials	25	3,571	0	0	0	7,119	0	0	10,715	7,119
Warrants
Communication Services	0	0	0	0	0	0	9,566	0	9,566	0
Information Technology	0	41	0	0	0	59	0	0	100	59
Preferred Securities
Utilities	0	50,528	(191)	0	0	(172)	0	0	50,165	(172)
Short-Term Instruments
Argentina Treasury Bills	86	0	(64)	0	(34)	12	0	0	0	0
	$55,072	$118,726	$(44,232)	$130	$(2,305)	$13,837	$9,615	$(26,278)	$124,565	$8,967
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$(11)	$0	$0	$9	$0	$0	$0	$0
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(49)	$0	$0	$0	$0	$0	$(49)	$0
Totals	$55,074	$118,726	$(44,292)	$130	$(2,305)	$13,846	$9,615	$(26,278)	$124,516	$8,967
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$297	Proxy Pricing			Base Price			99.701	—
		19,670	Third Party Vendor			Broker Quote			100.750	—
Corporate Bonds & Notes
Banking & Finance		818	Other Valuation Techniques(3)			—			—	—
Industrials		957	Other Valuation Techniques(3)			—			—	—
		1,899	Proxy Pricing			Base Price			110.620	—
Non-Agency Mortgage-Backed Securities		27,112	Proxy Pricing			Base Price			99.137	—
Asset-Backed Securities		857	Other Valuation Techniques(3)			—			—	—
		49	Proxy Pricing			Base Price			99.245	—
Common Stocks
Communication Services		18	Other Valuation Techniques(3)			—			—	—
Energy		256	Other Valuation Techniques(3)			—			—	—

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2020 (Unaudited)

Financials	2,086	Fundamental Valuation	Company Equity Value	$674,000,000.000	—
Industrials	10,053	Fundamental Valuation	Company Equity Value	$883,920,000.000	—
	662	Other Valuation Techniques(3)	—	—	—
Warrants
Communication Services	9,566	Reference Instrument	Liquidity Discount	1.599	—
Information Technology	100	Fundamental Valuation	Company Equity Value	$1,832,500.000	—
Preferred Securities
Utilities	50,165	Recent Transaction	Purchase Price	$27.048	—
Financial Derivative Instruments - Liabilities
Over the counter	(49)	Other Valuation Techniques(3)	—	—
Total	$124,516
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Moderate Duration Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.0% ¤
CORPORATE BONDS & NOTES 35.6%
BANKING & FINANCE 20.2%
Ambac LSNI LLC 6.000% due 02/12/2023 •		$3,276	$3,264
American International Group, Inc. 3.750% due 07/10/2025		1,400	1,574
American Tower Corp. 3.375% due 05/15/2024		4,400	4,788
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	111
3.200% due 01/15/2028		2,200	2,451
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	3,462
Bank of America Corp.
0.981% due 09/25/2025 •		3,400	3,439
1.015% (US0003M + 0.790%) due 03/05/2024 ~		4,700	4,737
1.197% due 10/24/2026 •		4,400	4,460
1.486% due 05/19/2024 •		4,300	4,403
Barclays Bank PLC
7.625% due 11/21/2022 (h)		805	896
10.179% due 06/12/2021		1,500	1,560
Barclays PLC
1.500% due 09/03/2023	EUR	3,100	3,953
1.651% (US0003M + 1.430%) due 02/15/2023 ~		$4,300	4,332
3.125% due 01/17/2024	GBP	700	1,019
4.610% due 02/15/2023 •		$4,300	4,490
BGC Partners, Inc. 5.375% due 07/24/2023		2,000	2,166
BNP Paribas S.A. 3.500% due 03/01/2023		3,500	3,727
Boston Properties LP 3.250% due 01/30/2031		4,300	4,746
CIT Group, Inc. 4.125% due 03/09/2021		700	702
Citigroup, Inc. 0.776% due 10/30/2024 •		4,400	4,431
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,800	2,263
Credit Agricole S.A. 1.907% due 06/16/2026 •		$3,200	3,322
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		3,000	3,028
3.800% due 09/15/2022		3,900	4,120
Danske Bank A/S 5.000% due 01/12/2022		3,600	3,759
Deutsche Bank AG
1.031% (US0003M + 0.815%) due 01/22/2021 ~		4,000	4,000
3.950% due 02/27/2023		800	850
3.961% due 11/26/2025 •		8,300	9,077
Dexia Credit Local S.A. 2.500% due 01/25/2021		6,800	6,809
Digital Realty Trust LP 4.450% due 07/15/2028		3,200	3,851
Equinix, Inc. 2.625% due 11/18/2024		3,800	4,065
FCE Bank PLC 1.875% due 06/24/2021	EUR	600	735
First American Financial Corp. 4.000% due 05/15/2030		$3,300	3,788
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	3,200	3,895
0.000% due 12/01/2021 •		3,300	3,995
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$700	697
3.200% due 01/15/2021		2,400	2,406
4.140% due 02/15/2023		3,600	3,717
Franklin Resources, Inc. 1.600% due 10/30/2030		4,500	4,481
GE Capital Funding LLC 4.050% due 05/15/2027		4,300	4,921
General Motors Financial Co., Inc.
0.009% due 03/26/2022 •	EUR	3,300	4,027
4.200% due 11/06/2021		$3,600	3,711

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

4.250% due 05/15/2023		3,500	3,774
GLP Capital LP 5.250% due 06/01/2025		2,600	2,932
Goldman Sachs Group, Inc.
0.963% (US0003M + 0.750%) due 02/23/2023 ~		2,000	2,019
0.994% (US0003M + 0.780%) due 10/31/2022 ~		3,700	3,715
1.391% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,734
3.500% due 01/23/2025		1,600	1,767
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021		3,400	3,437
ING Groep NV
1.238% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,352
4.100% due 10/02/2023		2,900	3,187
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		3,100	3,231
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		800	811
KEB Hana Bank 3.375% due 01/30/2022		3,600	3,710
Lloyds Banking Group PLC
1.419% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	3,391
4.000% due 03/07/2025		50	42
7.625% due 06/27/2023 •(g)(h)	GBP	400	603
Mizuho Financial Group, Inc. 1.211% (US0003M + 0.990%) due 07/10/2024 ~		$2,800	2,831
Morgan Stanley
0.864% due 10/21/2025 •		4,400	4,438
3.875% due 01/27/2026		425	488
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,622
Natwest Group PLC
2.500% due 03/22/2023	EUR	3,600	4,647
8.625% due 08/15/2021 •(g)(h)		$4,000	4,160
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	4,279
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		2,700	2,702
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		1,200	1,309
Physicians Realty LP 4.300% due 03/15/2027		500	553
Raymond James Financial, Inc. 4.650% due 04/01/2030		1,900	2,333
Regency Centers LP 3.700% due 06/15/2030		3,700	4,198
Santander Holdings USA, Inc. 3.244% due 10/05/2026		4,200	4,586
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,148	2,219
Standard Chartered PLC
1.319% due 10/14/2023 •		3,600	3,641
1.430% (US0003M + 1.200%) due 09/10/2022 ~		3,200	3,214
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		3,500	3,588
Synchrony Bank 3.650% due 05/24/2021		3,500	3,535
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,370	2,589
UBS AG
5.125% due 05/15/2024 (h)		$5,800	6,408
7.625% due 08/17/2022 (h)		250	277
UniCredit SpA 7.830% due 12/04/2023		7,800	9,261
United Overseas Bank Ltd. 0.689% (US0003M + 0.480%) due 04/23/2021 ~		5,100	5,105
Volkswagen Bank GmbH 0.000% due 06/15/2021 •	EUR	3,200	3,914
Washington Prime Group LP 6.450% due 08/15/2024		$2,200	1,326
Wells Fargo & Co.
3.000% due 02/19/2025		1,500	1,631
3.550% due 09/29/2025		3,600	4,045
3.750% due 01/24/2024		3,500	3,823
			278,655
INDUSTRIALS 12.2%
AbbVie, Inc. 2.600% due 11/21/2024		3,600	3,861
Anheuser-Busch InBev Worldwide, Inc. 3.500% due 06/01/2030		3,900	4,521
Bayer U.S. Finance LLC
3.875% due 12/15/2023		5,400	5,888
4.250% due 12/15/2025		4,100	4,692
BMW Finance NV 2.250% due 08/12/2022		3,800	3,921

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Boeing Co. 1.950% due 02/01/2024	3,500	3,606
Broadcom, Inc.
3.150% due 11/15/2025	4,300	4,697
3.459% due 09/15/2026	2,422	2,690
4.110% due 09/15/2028	4,036	4,625
Canadian Pacific Railway Co. 4.500% due 01/15/2022	2,950	3,073
Charter Communications Operating LLC 4.464% due 07/23/2022	3,900	4,113
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	1,041	1,055
Continental Resources, Inc. 5.000% due 09/15/2022	894	896
D.R. Horton, Inc. 4.750% due 02/15/2023	600	646
Daimler Finance North America LLC
2.300% due 02/12/2021	6,800	6,814
3.400% due 02/22/2022	3,700	3,822
3.700% due 05/04/2023	2,150	2,305
Dell International LLC 5.450% due 06/15/2023	6,100	6,749
Discovery Communications LLC 3.625% due 05/15/2030	4,100	4,700
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~	900	903
ERAC USA Finance LLC 2.700% due 11/01/2023	3,245	3,426
General Mills, Inc. 6.410% due 10/15/2022	3,800	4,193
Global Payments, Inc. 2.900% due 05/15/2030	3,500	3,809
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~	4,000	4,001
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~	1,500	1,517
Hyundai Capital America 1.150% due 11/10/2022	3,600	3,604
Imperial Brands Finance PLC 3.125% due 07/26/2024	3,600	3,859
Japan Tobacco, Inc. 2.000% due 04/13/2021	4,400	4,413
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023	2,100	2,283
Marriott International, Inc. 2.125% due 10/03/2022	3,800	3,859
NetApp, Inc. 1.875% due 06/22/2025	2,500	2,613
NXP BV
3.875% due 09/01/2022	3,500	3,690
4.625% due 06/01/2023	3,400	3,718
Origin Energy Finance Ltd. 5.450% due 10/14/2021	1,166	1,207
PayPal Holdings, Inc. 2.650% due 10/01/2026	3,800	4,178
Penske Truck Leasing Co. LP 4.125% due 08/01/2023	2,000	2,174
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	2,600	2,643
Ryder System, Inc. 2.875% due 06/01/2022	3,700	3,823
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	804
4.500% due 05/15/2030	3,700	4,388
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	731	739
Suntory Holdings Ltd. 2.250% due 10/16/2024	3,800	3,977
Sysco Corp. 5.650% due 04/01/2025	2,400	2,856
T-Mobile USA, Inc. 1.500% due 02/15/2026	2,600	2,667
Teva Pharmaceutical Finance Netherlands BV 6.000% due 04/15/2024	3,400	3,612
Time Warner Cable LLC 4.000% due 09/01/2021	1,500	1,521
Utah Acquisition Sub, Inc.
3.150% due 06/15/2021	900	909
3.950% due 06/15/2026	4,300	4,922
VMware, Inc. 4.500% due 05/15/2025	1,700	1,947
Volkswagen Group of America Finance LLC
2.900% due 05/13/2022	2,200	2,270
3.125% due 05/12/2023	2,200	2,325
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	1,300	1,404

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Wyndham Hotels & Resorts, Inc. 5.375% due 04/15/2026	1,500	1,555
		168,483
UTILITIES 3.2%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	2,108
Ameren Corp. 2.500% due 09/15/2024	2,100	2,240
AT&T, Inc. 4.350% due 03/01/2029	3,700	4,413
Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,900	3,174
Niagara Mohawk Power Corp. 2.721% due 11/28/2022	1,400	1,460
Pacific Gas & Electric Co.
1.750% due 06/16/2022	2,900	2,908
3.150% due 01/01/2026	1,400	1,493
3.400% due 08/15/2024	1,300	1,385
3.500% due 06/15/2025	3,000	3,247
Rio Oil Finance Trust 9.250% due 07/06/2024	488	541
Shell International Finance BV 2.750% due 04/06/2030	3,700	4,085
Tampa Electric Co. 2.600% due 09/15/2022	1,800	1,856
Verizon Communications, Inc. 3.376% due 02/15/2025	7,646	8,494
Vodafone Group PLC 3.750% due 01/16/2024	3,300	3,608
Wisconsin Power & Light Co. 2.250% due 11/15/2022	2,500	2,572
		43,584
Total Corporate Bonds & Notes (Cost $462,898)		490,722
MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.3%
Los Angeles Community College District, California General Obligation Notes, Series 2020 1.606% due 08/01/2028	3,700	3,841
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	1,000	1,015
		4,856
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.647% due 06/01/2025	1,200	1,204
Total Municipal Bonds & Notes (Cost $5,900)		6,060
U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
0.191% due 07/25/2037 •	144	141
1.636% due 04/01/2027 •	1	1
1.944% due 10/01/2044 •	15	15
2.258% due 03/01/2034 •	4	4
2.310% due 08/01/2022	195	199
2.358% due 01/25/2031 ~(a)	20,900	3,093
2.518% due 10/01/2037 •	3	3
2.693% due 06/01/2035 •	445	468
2.840% due 05/01/2038 •	997	1,051
3.015% due 05/01/2037 •	5	5
3.320% due 06/01/2036 •	6	7
3.476% due 02/01/2035 •	14	14
3.565% due 05/01/2037 •	2	2
3.700% due 02/01/2037 •	2	2
5.000% due 01/01/2027 •	1	1
5.180% due 12/25/2042 ~	88	97
6.500% due 06/25/2021 - 07/25/2034	17,276	20,205
6.500% due 03/01/2029 - 06/25/2044	39	45
7.000% due 09/01/2031	2	2
7.500% due 07/25/2041	4	4
8.000% due 12/15/2024	1	2
Freddie Mac
0.659% due 10/15/2040 •	1,919	1,934
0.759% due 12/15/2037 •	71	72
0.800% due 10/28/2026	14,800	14,807
2.829% due 05/01/2037 •	7	7
3.651% due 05/01/2035 •	20	21
4.000% due 10/01/2047	238	256
4.500% due 11/01/2029 - 05/01/2036	1,787	1,974

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

4.500% due 05/01/2030 - 04/01/2035	149	165
5.000% due 10/01/2033 - 07/01/2041	52	60
5.500% due 10/01/2021 - 07/01/2038	224	263
6.000% due 10/01/2022 - 11/01/2037	95	111
6.000% due 02/01/2034	1	1
6.500% due 10/01/2036 - 07/25/2043	19	22
7.000% due 01/01/2033	5	5
8.500% due 04/15/2025	25	28
Ginnie Mae
0.590% due 04/20/2065 •	2,113	2,116
0.740% due 08/20/2065 •	2,825	2,844
1.586% due 06/20/2067 •	2,118	2,157
2.250% due 07/20/2034 •	15	16
2.875% due 06/20/2032 •	1	1
3.000% due 03/20/2028 •	44	45
3.125% (H15T1Y + 1.500%) due 11/20/2025 ~	1	1
3.500% due 10/15/2047	1,117	1,175
3.625% due 11/20/2034 •	1	1
4.000% due 06/20/2048	3,307	3,750
4.500% due 06/20/2048 - 02/20/2049	13,324	14,427
5.000% due 01/20/2049 - 10/20/2049	32,281	35,337
5.500% due 11/20/2032	3,404	3,456
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	10	12
7.000% due 07/15/2031 - 12/15/2032	9	11
Ginnie Mae, TBA 4.500% due 01/01/2051	36,700	39,302
Small Business Administration
4.340% due 03/01/2024	3	3
4.750% due 07/01/2025	930	980
5.130% due 09/01/2023	1	1
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	1,953	2,128
4.000% due 03/01/2029 - 05/01/2048	3,260	3,504
4.000% due 10/01/2047	53	57
4.500% due 05/01/2023 - 07/01/2042	555	612
4.500% due 04/01/2025 - 11/01/2025	21	23
5.000% due 07/01/2029 - 04/01/2039	1,014	1,178
5.500% due 09/01/2024 - 07/01/2041	4,945	5,760
5.500% due 03/01/2028 - 11/01/2039	92	106
6.000% due 01/01/2021 - 01/01/2039	260	307
6.000% due 03/01/2033 - 10/01/2040	105	120
7.500% due 01/01/2031 - 08/01/2032	2	3
8.000% due 08/01/2031	1	2
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2051 - 03/01/2051	42,200	43,687
3.000% due 02/01/2051	4,400	4,614
Total U.S. Government Agencies (Cost $206,692)		212,846
U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
1.250% due 05/15/2050	5,600	5,070
1.375% due 11/15/2040	25,200	24,879
1.375% due 08/15/2050	9,300	8,693
U.S. Treasury Notes
1.750% due 09/30/2022 (l)	1,402	1,442
1.750% due 06/30/2024 (l)	9,000	9,486
1.875% due 07/31/2022 (l)(n)	8,227	8,455
2.000% due 08/31/2021 (l)	800	810
2.000% due 07/31/2022 (l)	1,200	1,235
2.000% due 11/30/2022	315	326
Total U.S. Treasury Obligations (Cost $60,640)		60,396
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust 3.290% due 10/25/2035 ^~	22	21
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •	115	116
Banc of America Funding Trust
0.392% due 05/20/2035 •	967	973
2.826% due 02/20/2036 ~	113	111
3.506% due 05/25/2035 ~	1,612	1,657
Banc of America Mortgage Trust 3.901% due 02/25/2034 ~	23	23
BANK 3.071% due 08/15/2061	3,000	3,372
Bear Stearns Adjustable Rate Mortgage Trust
2.838% due 01/25/2035 ~	22	22
3.007% due 02/25/2033 ~	5	5
3.022% due 02/25/2034 ~	16	16
3.186% due 02/25/2033 ~	6	6
3.376% due 10/25/2036 ^~	364	361
3.457% due 07/25/2034 ~	18	17
3.637% due 04/25/2033 ~	5	6

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Bear Stearns ALT-A Trust
0.688% due 08/25/2035 •		677	684
2.951% due 10/25/2035 ^~		1,391	1,314
3.152% due 09/25/2035 ^~		243	192
3.369% due 05/25/2035 ~		614	618
3.544% due 10/25/2033 ~		4	4
Chase Mortgage Finance Trust
3.440% due 02/25/2037 ~		70	69
3.647% due 03/25/2037 ^~		368	363
Citigroup Mortgage Loan Trust 4.005% due 03/25/2034 ~		18	18
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •		850	866
CitiMortgage Alternative Loan Trust 0.798% due 12/25/2036 •		1,600	1,298
Countrywide Alternative Loan Trust
0.688% due 08/25/2035 •		2,496	1,703
1.609% due 12/25/2035 •		35	33
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •		42	40
2.749% due 11/25/2034 ~		254	253
2.806% due 02/20/2035 ~		136	137
3.866% due 03/25/2034 ~		404	399
Credit Suisse First Boston Mortgage Securities Corp. 0.798% due 03/25/2032 ~		12	11
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •	GBP	1,060	1,412
Eurosail PLC
0.191% due 03/13/2045 •		2,508	3,374
0.203% due 12/15/2044 •		82	112
GSMSC Pass-Through Trust 5.500% due 10/26/2035 ~		$329	328
GSR Mortgage Loan Trust
3.201% due 09/25/2035 ~		326	337
3.245% due 09/25/2035 ~		27	27
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	14,797	20,268
IndyMac Adjustable Rate Mortgage Trust 1.810% due 01/25/2032 ~		$20	19
IndyMac Mortgage Loan Trust 0.398% due 02/25/2037 •		7,148	5,598
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		4,600	4,509
JPMorgan Mortgage Trust 1.947% due 02/25/2034 ~		16	15
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		105	103
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.019% due 08/15/2032 •		51	48
Morgan Stanley Mortgage Loan Trust 2.201% due 06/25/2036 ~		55	56
MortgageIT Trust 0.708% due 10/25/2035 •		312	317
Nomura Resecuritization Trust 0.350% due 12/26/2035 •		128	128
One New York Plaza Trust 1.109% due 01/15/2026 •		3,000	3,011
Prime Mortgage Trust 0.548% due 02/25/2034 •		32	31
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035 ^~		177	134
4.706% due 09/25/2035 ~		236	169
Resloc UK PLC 0.203% due 12/15/2043 •	GBP	1,054	1,377
Structured Adjustable Rate Mortgage Loan Trust
2.837% due 07/25/2034 ~		$85	89
3.451% due 02/25/2037 ^~		1,628	1,404
Structured Asset Mortgage Investments Trust
0.348% due 08/25/2036 •		45	94
0.652% due 07/19/2035 •		373	358
0.992% due 10/19/2033 •		16	15
0.998% due 05/25/2047 •		5,283	4,151
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	6,083	8,320
Towd Point Mortgage Funding PLC
0.955% due 05/20/2045 •		7,911	10,814
1.073% due 10/20/2051 •		6,179	8,484
Trinity Square PLC 1.196% due 07/15/2051 •		1,977	2,706
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 10/25/2045 •		$171	168
2.490% due 12/25/2036 ^~		1,207	1,157
3.451% due 02/25/2037 ^~		1,348	1,324

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037 ^	3,256	3,298
Total Non-Agency Mortgage-Backed Securities (Cost $91,244)		98,463
ASSET-BACKED SECURITIES 7.5%
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •	1,518	1,527
Citigroup Mortgage Loan Trust 0.308% due 12/25/2036 •	401	280
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.093% due 10/25/2034 •	2,712	2,688
CLNC FL1 Ltd. 1.402% due 08/20/2035 •	3,900	3,878
Countrywide Asset-Backed Certificates
0.288% due 06/25/2035 •	384	356
0.668% due 12/25/2036 ^•	1,129	1,098
0.748% due 06/25/2036 •	8,500	8,370
Countrywide Asset-Backed Certificates Trust
0.288% due 03/25/2037 •	198	190
1.153% due 08/25/2035 •	189	189
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027	1,216	1,223
Crown Point CLO Ltd. 1.158% due 07/17/2028 •	3,558	3,554
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •	2,790	2,778
Figueroa CLO Ltd. 1.137% due 01/15/2027 •	530	530
First Franklin Mortgage Loan Trust 0.458% due 10/25/2036 •	5,800	4,693
Ford Credit Auto Owner Trust 2.030% due 12/15/2027	2,500	2,520
Fremont Home Loan Trust
0.688% due 02/25/2036 •	1,000	910
0.938% due 12/25/2029 •	27	26
GSAMP Trust
0.733% due 01/25/2036 •	4,177	4,169
0.898% due 01/25/2034 •	2,440	2,373
1.798% due 10/25/2034 •	22	22
Hertz Fleet Lease Funding LP 0.649% due 05/10/2032 •	1,912	1,913
JPMorgan Mortgage Acquisition Trust 0.408% due 06/25/2037 •	9,350	9,269
KVK CLO Ltd. 1.129% due 01/14/2028 •	1,991	1,982
LoanCore Issuer Ltd. 1.289% due 05/15/2028 •	1,806	1,802
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •	2,336	2,417
MASTR Specialized Loan Trust
0.408% due 02/25/2036 •	409	396
0.408% due 06/25/2046 •	506	486
0.518% due 01/25/2037 •	284	161
MidOcean Credit CLO 1.037% due 04/15/2027 •	1,300	1,298
Morgan Stanley ABS Capital, Inc. Trust 1.078% due 11/25/2034 •	1,555	1,552
Morgan Stanley Capital, Inc. Trust 0.508% due 03/25/2036 •	40	35
Navient Private Education Refi Loan Trust 2.180% due 08/15/2068	253	253
Ownit Mortgage Loan Trust 1.048% due 10/25/2036 ^•	4,240	4,211
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.948% due 12/25/2034 •	1,352	1,382
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	927	386
Residential Asset Mortgage Products Trust
0.588% due 12/25/2035 •	496	456
0.688% due 02/25/2036 •	1,000	937
Residential Asset Securities Corp. Trust 0.388% due 10/25/2036 •	2,075	2,024
Sound Point CLO Ltd.
1.289% due 10/20/2028 •(b)	4,100	4,100
1.359% due 01/23/2029 •	3,700	3,695
Soundview Home Loan Trust 0.823% due 06/25/2035 •	945	942
Starwood Commercial Mortgage Trust 1.239% due 07/15/2038 •	3,000	2,989
Structured Asset Investment Loan Trust 1.048% due 05/25/2035 •	2,500	2,481
Structured Asset Securities Corp. Mortgage Loan Trust
0.358% due 02/25/2037 •	1,860	1,773
1.153% due 11/25/2035 •	500	489

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

TCW CLO Ltd. 1.267% due 10/20/2031 •		4,400	4,403
Tralee CLO Ltd. 1.328% due 10/20/2028 •		4,000	4,000
Venture CLO Ltd. 1.117% due 04/15/2027 •		3,136	3,120
Z Capital Credit Partners CLO Ltd. 1.180% due 07/16/2027 •		2,376	2,365
Total Asset-Backed Securities (Cost $96,627)			102,691
SOVEREIGN ISSUES 8.4%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2021 (e)	BRL	208,700	39,987
0.000% due 10/01/2021 (e)		115,000	21,727
Chile Government International Bond 1.625% due 01/30/2025	EUR	3,800	4,964
Emirate of Abu Dhabi Government International Bond 2.500% due 04/16/2025		$3,400	3,638
Israel Government International Bond 2.750% due 07/03/2030		4,100	4,528
Japan Bank for International Cooperation 2.375% due 07/21/2022		3,700	3,820
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,713
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	611
5.940% due 02/12/2029		12,000	4,137
8.200% due 08/12/2026		20,500	7,692
Province of Ontario
3.150% due 06/02/2022	CAD	3,100	2,535
4.000% due 06/02/2021		2,000	1,596
Province of Quebec
3.500% due 12/01/2022		600	500
4.250% due 12/01/2021		10,600	8,635
Provincia de Buenos Aires 36.050% due 04/12/2025	ARS	4,288	21
Qatar Government International Bond
3.375% due 03/14/2024		$4,300	4,663
3.875% due 04/23/2023		1,000	1,076
Total Sovereign Issues (Cost $113,377)			115,843
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		2,200,000	2,750
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		464,023	12,461
Total Preferred Securities (Cost $15,018)			15,211
SHORT-TERM INSTRUMENTS 13.0%
REPURCHASE AGREEMENTS (j) 7.6%			105,131
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	7,438	54
JAPAN TREASURY BILLS 2.0%
(0.087)% due 03/22/2021 (e)(f)	JPY	2,840,000	27,511

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. TREASURY BILLS 3.2%
0.113% due 01/21/2021 - 04/22/2021 (d)(e)(n)	$43,600	43,597
U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.091% due 05/25/2021 (e)(f)(n)	2,500	2,499
Total Short-Term Instruments (Cost $178,579)		178,792
Total Investments in Securities (Cost $1,230,975)		1,281,024
	SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short Asset Portfolio	9,423,987	94,475
PIMCO Short-Term Floating NAV Portfolio III	7,249,846	71,491
Total Short-Term Instruments (Cost $165,571)		165,966
Total Investments in Affiliates (Cost $165,571)		165,966
Total Investments 105.1% (Cost $1,396,546)		$1,446,990
Financial Derivative Instruments (k)(m) (0.5)%(Cost or Premiums, net $(3,208))		(7,502)
Other Assets and Liabilities, net (4.6)%		(63,083)
Net Assets 100.0%		$1,376,405

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$12,503	$12,461	0.91%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$3,831	U.S. Treasury Bills 0.000% due 12/30/2021	$(3,908)	$3,831	$3,831
JPS	0.110	12/31/2020	01/04/2021	101,300	U.S. Treasury Bonds 3.375% due 11/15/2048	(103,626)	101,300	101,301
Total Repurchase Agreements	$(107,534)	$105,131	$105,132
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.4)%
Ginnie Mae, TBA	5.000%	01/01/2051	$14,900	$(16,299)	$(16,268)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2051	8,500	(8,784)	(8,814)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2051	25,000	(26,669)	(26,699)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	20,738	(22,161)	(22,178)
Total Short Sales (5.4)%	$(73,913)	$(73,959)
(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(157) at a weighted average interest rate of 0.005%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin(1)
Description				Expiration Month		# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Euro-Buxl 30-Year Bond March Futures				03/2021		10	$2,752	$8		$0	$(4)
U.S. Treasury 5-Year Note March Futures				03/2021		2,767	349,096	666		130	0
U.S. Treasury 10-Year Note March Futures				03/2021		2,205	304,462	35		241	0
								$709		$371	$(4)
SHORT FUTURES CONTRACTS
									Variation Margin(1)
Description				Expiration Month		# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Euro-Bund 10-Year Bond March Futures				03/2021		4	$(868)	$0		$0	$0
U.S. Treasury 30-Year Bond March Futures				03/2021		280	(48,493)	397		0	(96)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2021		126	(26,909)	523		0	(94)
United Kingdom Long Gilt March Futures				03/2021		35	(6,487)	(73)		0	(14)
								$847		$0	$(204)
Total Futures Contracts								$1,556		$371	$(208)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%		$1,900	$(85)	$110	$25	$1	$0
General Electric Co.	1.000	Quarterly	06/20/2024	0.682		1,200	(2)	15	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.764		600	(10)	16	6	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914	EUR	3,500	(632)	292	(340)	0	(2)
							$(729)	$433	$(296)	$1	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date			Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025			$19,500	$(430)	$(55)	$(485)	$0	$(13)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023		EUR	19,600	(347)	(80)	(427)	0	(2)
							$(777)	$(135)	$(912)	$0	$(15)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	06/16/2051	GBP	18,600	$(1,369)	$(44)	$(1,413)	$0	$(205)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	50,200	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		34,000	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		11,100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		18,000	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		56,000	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		714,300	222	892	1,114	0	(1)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$24,700	(551)	2,481	1,930	5	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	3,470,000	(205)	(421)	(626)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		6,010,000	(341)	(743)	(1,084)	6	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		930,000	0	(33)	(33)	0	(1)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		470,000	0	(16)	(16)	0	(1)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		780,000	0	(16)	(16)	0	(1)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026	1,250,000	(1)	(21)	(22)	0	(1)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026	463,000	0	(9)	(9)	0	(1)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026	463,000	0	(8)	(8)	0	(1)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026	231,000	0	(7)	(7)	0	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026	563,000	1	(22)	(21)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	720,000	(37)	(120)	(157)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	880,000	63	(263)	(200)	1	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	3,410,000	134	832	966	0	(3)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028	140,000	0	(42)	(42)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	1,580,000	(87)	(494)	(581)	2	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	236,000	0	(71)	(71)	0	(3)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	236,000	0	(69)	(69)	0	(4)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	1,310,000	48	(1,231)	(1,183)	21	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038	150,000	0	(149)	(149)	2	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038	440,000	28	(392)	(364)	8	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	230,000	1	(223)	(222)	4	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	1,160,500	59	(1,099)	(1,040)	20	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039	840,000	86	(269)	(183)	0	(15)
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039	400,000	10	(97)	(87)	0	(7)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039	150,000	0	(38)	(38)	0	(3)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	150,000	367	(119)	248	0	(5)
$(1,572)	$(1,823)	$(3,395)	$73	$(253)
Total Swap Agreements	$(3,078)	$(1,525)	$(4,603)	$74	$(270)
(l)

Securities with an aggregate market value of $7,398 and cash of $13,823 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $ 3 for closed future agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	02/2021	EUR	1,624	$1,937	$0	$(49)
02/2021	GBP	46,318	61,092	0	(2,268)
02/2021	$3,086	AUD	4,156	120	0
02/2021	3,898	EUR	3,197	12	0
03/2021	PEN	2,228	$622	6	0
BPS	01/2021	$2,711	CAD	3,486	27	0
02/2021	AUD	4,460	$3,232	0	(208)
02/2021	$1,383	AUD	1,877	65	0
04/2021	BRL	22,500	$4,091	0	(231)
BRC	03/2021	JPY	612,753	5,903	0	(37)
BSH	04/2021	BRL	105,600	19,555	0	(729)
10/2021	115,000	20,237	0	(1,619)
CBK	01/2021	PEN	9,535	2,648	13	0
02/2021	$1,178	EUR	989	32	0
DUB	03/2021	PEN	1,316	$367	4	0
HUS	01/2021	$1,630	CAD	2,088	10	0
02/2021	AUD	7,387	$5,420	0	(278)
02/2021	JPY	102,600	978	0	(17)
02/2021	PEN	14,285	3,986	39	0
02/2021	$1,332	EUR	1,094	6	0
03/2021	JPY	2,227,247	$21,451	0	(138)
JPM	04/2021	BRL	80,600	14,948	0	(534)
RBC	01/2021	$1,261	CAD	1,635	23	0
RYL	01/2021	130	MXN	2,620	2	0
SCX	02/2021	ILS	428	$124	0	(9)
TOR	01/2021	CAD	25,345	19,564	0	(348)
01/2021	$19,894	CAD	25,345	17	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

02/2021	CAD	25,345	$19,896	0	(18)
UAG	02/2021	EUR	33,695	39,902	0	(1,304)
Total Forward Foreign Currency Contracts	$376	$(7,787)
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	$102.141	03/04/2021	3,400	$(11)	$(3)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	6,200	(10)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	2,700	(16)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	6,000	(15)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	2,200	(5)	(5)
Total Written Options	$(57)	$(40)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.136%	$1,700	$10	$(3)	$7	$0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	4,700	30	(9)	21	0
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.542	2,700	(113)	64	0	(49)
Total Swap Agreements	$(73)	$52	$28	$(49)
(n)

Securities with an aggregate market value of $7,249 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$278,655	$0	$278,655
Industrials	0	168,483	0	168,483
Utilities	0	43,584	0	43,584
Municipal Bonds & Notes
California	0	4,856	0	4,856
West Virginia	0	1,204	0	1,204
U.S. Government Agencies	0	212,846	0	212,846
U.S. Treasury Obligations	0	60,396	0	60,396
Non-Agency Mortgage-Backed Securities	0	98,463	0	98,463
Asset-Backed Securities	0	102,691	0	102,691
Sovereign Issues	0	115,843	0	115,843
Preferred Securities
Banking & Finance	0	2,750	0	2,750
Utilities	0	0	12,461	12,461

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	105,131	0	105,131
Argentina Treasury Bills	0	54	0	54
Japan Treasury Bills	0	27,511	0	27,511
U.S. Treasury Bills	0	43,597	0	43,597
U.S. Treasury Cash Management Bills	0	2,499	0	2,499
	$0	$1,268,563	$12,461	$1,281,024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$165,966	$0	$0	$165,966
Total Investments	$165,966	$1,268,563	$12,461	$1,446,990
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(73,959)	$0	$(73,959)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	371	74	0	445
Over the counter	0	404	0	404
	$371	$478	$0	$849
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(208)	(270)	0	(478)
Over the counter	0	(7,876)	0	(7,876)
	$(208)	$(8,146)	$0	$(8,354)
Total Financial Derivative Instruments	$163	$(7,668)	$0	$(7,505)
Totals	$166,129	$1,186,936	$12,461	$1,365,526

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 223.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$1,581	$1,443
Total Loan Participations and Assignments (Cost $1,560)			1,443
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.5%
Alpha Bank AE 2.500% due 02/05/2023	EUR	2,600	3,319
Banca Carige SpA 0.977% (EUR003M + 1.500%) due 05/25/2022 ~		2,400	2,949
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$15,000	15,561
Physicians Realty LP 3.950% due 01/15/2028		2,784	3,018
Preferred Term Securities Ltd.
0.517% (US0003M + 0.300%) due 03/22/2037 ~		387	337
0.517% (US0003M + 0.300%) due 09/22/2037 ~		2,663	2,370
0.567% (US0003M + 0.350%) due 03/22/2038 ~		1,979	1,721
0.597% (US0003M + 0.380%) due 09/23/2035 ~		177	172
0.797% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,400
WP Carey, Inc. 4.250% due 10/01/2026		200	230
			33,077
INDUSTRIALS 0.1%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025		1,600	1,799
Times Square Hotel Trust 8.528% due 08/01/2026		2,403	2,631
			4,430
Total Corporate Bonds & Notes (Cost $34,278)			37,507
U.S. GOVERNMENT AGENCIES 147.4%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(f)		7,196	6,692
0.200% due 02/25/2043 •(a)		6,267	52
0.263% due 01/25/2044 ~(a)		3,518	27
0.648% due 09/25/2022 ~(a)		39,944	203
0.748% due 02/25/2024 •		3	3
0.998% due 07/25/2038 •		710	726
1.000% due 06/25/2043 •(a)		9,929	362
1.500% due 03/25/2042		2,432	2,356
1.510% due 06/01/2028		3,905	4,026
1.993% due 10/25/2046 ~(a)		537	28
2.000% due 12/25/2042		86	79
2.057% due 04/25/2046 ~(a)		1,981	107
2.088% due 09/01/2043 •		3,267	3,367
2.100% due 01/01/2047 •		115	120
2.147% due 07/25/2052 ~(a)		1,645	79
2.316% due 04/25/2055 - 08/25/2055 ~(a)		4,214	243
2.317% due 08/25/2054 ~(a)		1,070	74
2.326% due 07/25/2044 ~(a)		2,178	118
2.338% due 07/25/2044 - 01/25/2045 ~(a)		3,287	169
2.358% due 01/25/2031 ~(a)		10,033	1,485
2.384% due 12/01/2034 •		186	192
2.397% due 03/25/2045 ~(a)		1,377	74
2.439% due 07/25/2045 ~(a)		6,820	453
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 12/25/2050 (a)		26,833	1,955
2.540% due 08/01/2026		11,344	12,207
2.594% due 09/25/2045 ~(a)		1,735	133
2.595% due 06/01/2035 •		62	63
2.600% due 09/01/2024		15,400	15,821
2.650% due 06/01/2027		1,275	1,397
2.690% due 08/25/2044 ~(a)		1,324	77
2.750% due 08/25/2047 •(a)		53,695	4,588
2.930% due 01/01/2031		1,207	1,366

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

2.950% due 07/01/2029 - 02/01/2030	9,497	10,617
3.000% due 12/25/2021 - 12/25/2050 (a)	207,277	18,360
3.000% due 09/25/2022 - 05/01/2058	58,380	62,432
3.000% due 01/25/2051 (a)	5,400	703
3.000% due 02/01/2057 - 04/01/2059 (h)	77,350	84,117
3.030% due 07/01/2029	2,137	2,425
3.110% due 04/01/2024	8,500	9,140
3.216% due 01/01/2035 •	222	232
3.225% due 04/01/2048 •	214	220
3.248% due 05/01/2047 •	2,318	2,417
3.330% due 07/01/2022	1,894	1,950
3.430% due 03/01/2033	1,000	1,149
3.490% due 07/01/2026	3,915	4,394
3.500% due 10/25/2021 - 09/25/2050 (a)	179,632	22,334
3.500% due 01/25/2041 - 07/25/2043	2,960	3,136
3.513% due 08/01/2049 •	13,003	13,545
3.575% due 02/01/2026	12,198	13,156
3.598% due 12/01/2048 •	5,314	5,552
3.620% due 01/01/2029	4,841	5,630
3.657% due 06/01/2048 •	827	864
3.709% due 01/01/2035 •	453	476
3.750% due 05/25/2033 - 01/25/2044	2,239	2,542
3.785% due 08/25/2043 ~	33	34
3.850% due 01/01/2029	4,383	5,166
3.852% due 01/25/2033 •	3,525	3,619
3.894% due 05/25/2042 ~	28	30
3.930% due 02/01/2031	1,284	1,537
3.950% due 02/01/2031	1,086	1,303
3.975% due 06/01/2048 •	120	120
4.000% due 01/25/2033 - 09/25/2050 (a)	227,732	32,425
4.000% due 06/01/2033 - 06/25/2042	4,393	4,841
4.002% due 02/25/2033 •	3,861	4,114
4.050% due 12/01/2028	3,720	4,396
4.174% due 07/25/2044 ~(a)	27,893	3,890
4.268% due 01/25/2043 •	1,153	1,205
4.500% due 02/01/2038 - 04/01/2059	12,328	14,103
4.500% due 11/25/2044 - 07/25/2050 (a)	14,196	1,648
4.845% due 03/25/2047 •	256	269
4.852% due 06/25/2050 •(a)	13,493	2,535
5.000% due 11/01/2033 - 07/25/2040	207	242
5.000% due 01/25/2043 •	968	1,088
5.000% due 06/25/2050 (a)	6,144	879
5.222% due 03/25/2043 •	23,296	23,950
5.452% due 06/25/2044 •(a)	7,618	1,047
5.500% due 02/25/2029 (a)	11	1
5.500% due 01/25/2032 ~(a)	184	28
5.500% due 12/25/2034 - 11/01/2036	3,009	3,434
5.522% due 03/25/2033 •	11,009	12,183
5.691% due 01/25/2043 •	1,389	1,490
5.778% due 11/25/2042 - 01/25/2043 •	4,323	4,605
5.802% due 10/25/2043 - 01/25/2050 •(a)	27,932	6,020
5.812% due 12/25/2036 •(a)	541	103
5.852% due 07/25/2046 - 11/25/2049 •(a)	152,919	29,227
5.872% due 09/25/2049 •(a)	22,035	3,310
5.902% due 10/25/2042 - 07/25/2059 •(a)	126,947	25,065
5.918% due 10/25/2046 ~(a)	13,196	1,772
5.952% due 06/25/2037 - 07/25/2050 •(a)	121,687	18,153
6.000% due 04/25/2032 - 02/25/2033 (a)	315	53
6.000% due 02/25/2034	141	164
6.002% due 05/25/2042 - 01/25/2049 •(a)	70,180	12,660
6.002% due 03/25/2043 (a)	2,610	488
6.052% due 06/25/2040 - 06/25/2048 •(a)	61,130	10,807
6.052% due 05/25/2048 •	11,738	12,788
6.102% due 08/25/2041 - 02/25/2043 •(a)	29,680	4,937
6.282% due 03/25/2042 •(a)	2,052	420
6.300% due 06/25/2031 ~	43	43
6.302% due 09/25/2037 •(a)	3,282	585
6.452% due 09/25/2040 •(a)	2,069	339
6.500% due 04/25/2038 (a)	338	75
6.502% due 05/25/2036 •(a)	1,146	303
6.552% due 10/25/2026 - 08/25/2040 •(a)	2,783	298
6.602% due 09/25/2039 •(a)	108	20
6.652% due 12/25/2032 - 11/25/2036 •(a)	3,458	738
6.752% due 04/25/2038 •(a)	656	144
6.952% due 10/25/2034 •(a)	1,353	237
7.000% due 12/25/2023 - 03/25/2049	73	91
7.260% due 08/25/2033 •	650	757
7.552% due 08/25/2034 •(a)	659	129
7.604% due 12/25/2042 - 10/25/2043 •	9,021	10,550
8.972% due 11/25/2042 - 10/25/2045 •	5,506	6,652
8.988% due 11/25/2042 - 05/25/2043 •	329	361
9.391% due 10/25/2041 •	588	693
9.491% due 11/25/2041 •	2,804	3,670
9.804% due 06/25/2043 •	4,668	6,321
9.819% due 06/25/2048	3,053	3,958
9.909% due 05/25/2043 •	2,771	3,544

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

11.321% due 08/25/2043 •	577	725
12.042% due 01/25/2041 •	4,771	6,665
12.364% due 03/25/2040 •	181	236
15.408% due 05/25/2043 •	328	375
17.468% due 09/25/2024 •	7	8
19.381% due 09/25/2023 •	2	2
24.928% due 12/25/2036 •	83	127
Freddie Mac
0.000% due 04/15/2021 - 08/15/2057 (b)(f)	155,920	140,032
0.499% due 10/15/2038 •	5,168	5,220
0.518% due 08/25/2022 ~(a)	101,150	503
0.604% due 07/25/2024 ~(a)	136,203	2,245
0.796% due 09/25/2022 ~(a)	41,016	480
0.911% due 04/25/2034 ~(a)	134,555	12,174
2.000% due 08/25/2050 - 12/25/2050 (a)	39,443	3,521
2.000% due 01/25/2051 (a)	19,534	1,486
2.197% due 10/15/2037 ~(a)	586	24
2.209% due 07/15/2035 •	19,800	20,027
2.359% due 10/15/2037 ~(a)	191	8
2.459% due 11/15/2038 ~(a)	1,571	82
2.492% due 10/15/2041 ~(a)	948	47
2.500% due 09/15/2027 - 11/25/2050 (a)	88,699	6,071
2.500% due 01/15/2033	3,723	3,740
2.580% due 08/15/2041 ~(a)	482	24
2.621% due 06/15/2038 ~(a)	1,061	70
2.663% due 01/15/2038 ~(a)	4,728	286
2.669% due 10/15/2038 ~(a)	6,900	507
2.690% due 11/15/2036 ~(a)	1,398	83
2.700% due 08/01/2023	16,800	16,946
2.712% due 03/15/2037 ~(a)	542	33
2.739% due 05/15/2037 ~(a)	413	18
2.750% due 11/25/2029	64,615	68,389
2.750% due 07/15/2047 •(a)	40,463	3,708
2.819% due 02/15/2038 ~(a)	1,111	56
2.846% due 08/15/2036 ~(a)	910	48
2.850% due 12/25/2047 ~	1,098	1,149
2.892% due 10/25/2046 ~	2,727	2,964
3.000% due 04/15/2027 - 11/25/2050 (a)	144,111	14,572
3.000% due 05/15/2034 ~(a)	1,018	76
3.000% due 08/15/2042 - 12/25/2046	8,016	8,143
3.314% due 12/15/2027 ~(a)	1,513	94
3.439% due 09/25/2024 ~	13,400	12,262
3.500% due 01/15/2032 - 07/25/2050 (a)	143,367	17,509
3.500% due 01/01/2038 - 04/15/2054	59,254	61,579
3.500% due 10/15/2047 ~(a)	1,577	196
4.000% due 02/15/2031 - 06/01/2048	117,818	128,795
4.000% due 01/15/2033 - 02/15/2047 •	6,428	6,823
4.000% due 03/15/2042 - 07/25/2050 (a)	204,031	28,005
4.000% due 08/01/2047	1,419	1,524
4.000% due 05/15/2049 ~(a)	906	137
4.125% due 06/15/2041 þ	8,966	10,120
4.171% due 11/15/2048 ~(a)	152,927	15,810
4.341% due 08/15/2040 •(a)	3,218	396
4.414% due 12/15/2048 ~	24,238	25,074
4.500% due 08/01/2030 - 06/01/2048	5,641	6,357
4.500% due 07/15/2042 - 09/25/2050 (a)	81,148	10,457
4.500% due 04/15/2044 - 12/15/2046 •	2,901	3,068
4.568% due 12/15/2042	531	534
4.841% due 04/15/2042 •(a)	2,687	374
5.000% due 10/15/2042 - 11/15/2046 •	6,307	6,518
5.000% due 09/15/2046 ~(a)	1,425	216
5.000% due 05/25/2048 (a)	12,681	1,645
5.000% due 03/01/2049 (h)	45,996	52,170
5.150% due 10/15/2042 •	2,772	2,913
5.210% due 01/15/2043 •	3,033	3,071
5.214% due 11/15/2042 •	2,216	2,197
5.274% due 11/15/2032 •	126	129
5.390% due 03/15/2045 •	551	596
5.500% due 02/15/2033 - 01/01/2038	1,297	1,501
5.500% due 05/15/2041 •	60	66
5.731% due 09/15/2043 •(a)	17,764	3,953
5.762% due 02/15/2033 - 08/15/2047 •	6,251	6,996
5.841% due 10/15/2036 - 08/15/2042 •(a)	41,403	7,717
5.852% due 04/25/2048 - 11/25/2049 •(a)	34,141	7,445
5.891% due 08/15/2041 - 09/15/2044 •(a)	14,589	2,665
5.902% due 04/25/2049 - 06/25/2050 •(a)	124,008	23,197
5.941% due 12/15/2042 - 02/15/2044 •(a)	19,255	3,603
5.952% due 06/25/2050 - 08/25/2050 •(a)	48,451	9,982
5.991% due 08/15/2025 - 10/15/2048 •(a)	87,629	12,436
6.000% due 07/15/2035	503	738
6.000% due 03/15/2044 (a)	397	91
6.002% due 05/25/2050 •(a)	18,935	3,620
6.041% due 01/15/2033 - 06/15/2048 •(a)	18,228	2,762
6.052% due 07/25/2050 •(a)	45,781	9,991
6.218% due 12/25/2050 ~(a)	10,478	2,344
6.271% due 02/15/2037 •(a)	699	170

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

6.309% due 04/15/2032 •(a)	2,328	378
6.341% due 01/15/2039 •(a)	285	3
6.441% due 01/15/2041 •(a)	527	100
6.491% due 02/15/2032 - 03/15/2035 •(a)	1,289	165
6.541% due 09/15/2026 - 07/15/2042 •(a)	3,775	652
6.591% due 03/15/2037 •(a)	750	156
7.000% due 03/01/2039	34	40
7.047% due 12/15/2023 •(a)	220	17
7.422% due 07/15/2043 •	586	615
7.500% due 06/15/2042 •	1,001	1,232
7.597% due 12/15/2042 •	2,564	3,082
7.672% due 01/15/2033 •	1,255	1,586
7.841% due 06/15/2031 •(a)	164	35
7.989% due 09/17/2032 •	20	23
8.972% due 07/15/2037 - 08/15/2045 •	7,192	9,454
9.027% due 05/15/2043 •	846	1,077
9.348% due 10/25/2027 •	247	289
9.391% due 09/15/2041 •	1,541	1,876
9.483% due 10/15/2040 •	284	375
9.583% due 01/15/2041 •	1,077	1,339
9.730% due 05/15/2024 •(a)	131	15
10.898% due 03/25/2025 •	669	727
11.854% due 05/15/2035 •	274	374
11.909% due 05/15/2033 •	14	18
12.683% due 05/15/2033 •	6	8
13.984% due 02/15/2041 •	452	670
15.303% due 04/15/2043 •	1,648	2,520
15.381% due 05/15/2041 •	842	1,310
15.550% due 10/15/2033 •	264	357
16.104% due 11/15/2034 •	10	13
18.854% due 10/15/2023 •	16	19
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(f)	44,951	40,723
0.000% due 04/16/2053 ~(a)	585	1
0.012% due 05/16/2050 ~(a)	4,146	1
0.088% due 08/16/2048 ~(a)	6,208	46
0.402% due 03/20/2041 •	778	776
0.450% due 12/20/2042 ~	682	654
0.590% due 11/20/2060 •	1,065	1,067
0.640% due 03/20/2061 •	449	450
0.660% due 08/20/2062 •	754	756
1.610% due 05/16/2053 ~(a)	261	11
2.068% due 08/20/2047 ~(a)	8,536	391
2.102% due 06/20/2046 ~(a)	6,022	287
2.103% due 08/20/2045 ~(a)	1,322	51
2.104% due 09/20/2045 ~(a)	2,912	101
2.128% due 05/20/2047 ~(a)	14,115	669
2.131% due 11/20/2046 ~(a)	9,265	396
2.243% due 01/20/2047 ~(a)	9,030	391
2.247% due 11/20/2045 ~(a)	2,156	100
2.250% due 08/20/2045 •	1,374	1,426
2.265% due 07/20/2046 ~(a)	9,474	472
2.276% due 10/20/2046 ~(a)	9,141	406
2.282% due 12/20/2045 ~(a)	1,971	76
2.293% due 07/20/2041 ~(a)	2,270	109
2.306% due 05/20/2040 ~(a)	7,812	342
2.307% due 11/20/2046 ~(a)	683	36
2.358% due 06/20/2043 ~(a)	1,865	86
2.376% due 06/20/2042 ~(a)	2,154	104
2.426% due 06/20/2042 ~(a)	2,035	98
2.480% due 04/20/2043 ~(a)	12,416	621
2.500% due 10/20/2047 •(a)	14,777	1,125
2.500% due 12/20/2050 (h)	50,376	53,381
3.000% due 05/20/2039 - 06/20/2046 (a)	19,715	907
3.000% due 09/20/2046 - 08/20/2050	57,205	60,594
3.000% due 02/20/2048 - 07/20/2050 (h)	51,183	53,665
3.125% due 10/20/2044 •	2,027	2,097
3.128% due 06/20/2049 •(a)	43,515	2,954
3.148% due 03/20/2048 •(a)	29,888	2,192
3.500% due 03/20/2042 - 05/20/2049	34,668	38,657
3.500% due 11/20/2042 - 09/20/2046 (a)	9,310	1,481
3.638% due 02/20/2049 •(a)	58,563	4,081
4.000% due 07/20/2039 - 03/20/2049	32,713	35,697
4.000% due 10/16/2044 (a)	1,936	234
4.000% due 11/20/2046 •	2,186	2,432
4.000% due 03/20/2047 (h)	35,471	38,283
4.500% due 07/20/2039 - 09/20/2048	24,337	26,275
4.500% due 12/16/2041 - 05/20/2043 (a)	2,427	290
5.000% due 08/20/2034 - 01/20/2049	3,370	3,702
5.000% due 05/16/2043 (a)	1,425	221
5.000% due 06/20/2045 - 08/20/2045 •	1,755	2,030
5.388% due 05/20/2049 •(a)	8,415	1,003
5.398% due 09/20/2043 •(a)	1,934	258
5.398% due 01/20/2044 •	3,136	3,160
5.500% due 02/20/2034 - 04/20/2040	267	297
5.500% due 11/16/2037 (a)	28	1

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.897% due 06/16/2039 •(a)	1,522	216
5.898% due 04/20/2046 - 09/20/2049 •(a)	84,035	14,950
5.947% due 11/16/2034 •(a)	542	95
5.948% due 01/20/2035 - 12/20/2048 •(a)	17,234	2,832
5.968% due 12/20/2035 •(a)	19,592	3,240
6.000% due 07/20/2038 - 06/20/2041	406	470
6.048% due 10/20/2047 - 09/20/2048 •(a)	30,519	5,042
6.098% due 02/20/2042 •(a)	164	7
6.098% due 04/20/2048 •	11,380	13,138
6.247% due 01/16/2038 •(a)	2,910	287
6.297% due 02/16/2040 •(a)	2,938	520
6.428% due 10/20/2033 •(a)	818	86
6.500% due 03/15/2035	646	772
6.548% due 05/20/2041 •(a)	2,533	428
7.500% due 11/15/2030	6	6
8.972% due 09/20/2045 •	323	409
9.297% due 12/20/2040 •	1,937	2,245
16.675% due 10/20/2045 •	1,452	1,734
Ginnie Mae, TBA
2.000% due 03/01/2051	336,600	350,852
2.500% due 02/01/2051 - 03/01/2051	181,350	191,377
3.000% due 02/01/2051 - 03/01/2051	281,250	294,266
3.500% due 01/01/2051	3,000	3,147
4.000% due 01/01/2051 - 02/01/2051	104,400	111,314
4.500% due 01/01/2051	19,880	21,289
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 11/01/2050	139,931	148,810
3.000% due 04/01/2031	12,626	13,576
3.000% due 01/01/2038 - 12/01/2050	256,913	274,231
3.000% due 03/01/2050 - 08/01/2050 (h)	287,163	303,398
3.500% due 10/01/2034 - 10/01/2050	228,379	245,491
3.500% due 05/01/2049 - 08/01/2049	1,302	1,419
4.000% due 12/01/2036 - 04/01/2050	255,801	278,743
4.000% due 05/01/2046 - 08/01/2049	12,156	13,059
4.000% due 04/01/2047 - 10/01/2047 (h)	113,596	122,326
4.500% due 04/01/2031 - 04/01/2049	37,891	42,042
4.500% due 12/01/2047	5,727	6,243
5.000% due 06/01/2048 - 03/01/2049	18,131	20,299
Uniform Mortgage-Backed Security, TBA
1.500% due 02/01/2036	71,500	73,467
2.000% due 01/01/2036 - 03/01/2036	1,218,600	1,273,709
2.000% due 02/01/2051 - 03/01/2051	2,174,550	2,252,593
2.500% due 02/01/2035 - 01/01/2036	134,100	139,870
2.500% due 02/01/2051 - 03/01/2051	633,250	665,370
3.000% due 01/01/2036 - 02/01/2051	149,775	157,107
3.500% due 01/01/2036	81,500	86,423
4.000% due 01/01/2036	38,500	40,860
4.000% due 01/01/2051	94,800	101,243
4.500% due 01/01/2036 - 01/01/2051	93,500	101,306
5.000% due 01/01/2051	1,000	1,107
6.000% due 01/01/2051	2,000	2,247
Total U.S. Government Agencies (Cost $9,159,798)		9,236,257
U.S. TREASURY OBLIGATIONS 18.4%
U.S. Treasury Notes
1.750% due 03/31/2022 (h)(j)(l)	22,900	23,368
1.750% due 05/31/2022 (h)(j)	69,340	70,944
1.750% due 07/15/2022 (j)(l)	2,760	2,830
1.750% due 09/30/2022 (h)	57,200	58,820
1.750% due 01/31/2023 (h)(j)(l)	25,350	26,205
1.875% due 08/31/2022 (h)	57,200	58,862
2.000% due 07/31/2022 (h)(j)	37,500	38,607
2.000% due 10/31/2022 (h)	64,100	66,296
2.000% due 11/30/2022 (h)(l)	15,000	15,539
2.125% due 12/31/2021 (h)	92,400	94,250
2.125% due 06/30/2022 (h)	100,300	103,309
2.250% due 11/15/2025 (h)(l)	1,600	1,747
2.250% due 08/15/2027 (h)	21,700	24,057
2.375% due 01/31/2023 (h)	61,800	64,680
2.375% due 05/15/2029 (h)	75,500	85,291
2.500% due 03/31/2023 (h)(j)(l)	45,750	48,175
2.500% due 02/28/2026 (h)	57,600	63,855
2.625% due 06/30/2023 (h)	25,000	26,542
2.625% due 12/31/2025 (h)(l)	37,700	41,925
2.625% due 01/31/2026 (h)	60,500	67,382
2.625% due 02/15/2029 (h)	42,420	48,679
2.750% due 06/30/2025 (j)(l)	5,100	5,655
2.750% due 02/15/2028 (j)(l)	3,300	3,783
2.875% due 11/30/2025 (h)(l)	75,400	84,654
3.000% due 09/30/2025 (h)	22,000	24,757

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,096,643)			1,150,212
NON-AGENCY MORTGAGE-BACKED SECURITIES 23.6%
Adjustable Rate Mortgage Trust
1.098% due 09/25/2035 •		4,851	4,556
1.298% due 02/25/2035 •		8,243	7,501
American Home Mortgage Assets Trust
0.438% due 08/25/2037 ^•		10,721	9,871
0.608% due 06/25/2037 •		7,459	6,282
2.920% due 01/25/2036 ~		1,308	1,059
American Home Mortgage Investment Trust
0.548% due 03/25/2046 •		6,865	6,345
1.005% due 06/25/2045 •		1,683	1,420
2.254% due 06/25/2045 •		188	190
Anthracite Ltd. 5.678% due 06/20/2041		6,487	622
Ashford Hospitality Trust
1.409% due 04/15/2035 •		8,335	7,959
1.609% due 06/15/2035 •		2,200	2,092
2.009% due 06/15/2035 •		1,600	1,498
2.259% due 04/15/2035 •		8,500	7,814
2.909% due 06/15/2035 •		2,300	2,098
Avon Finance PLC
1.554% due 09/20/2048 •	GBP	17,700	24,046
2.054% due 09/20/2048 •		17,700	23,981
2.554% due 09/20/2048 •		13,100	17,750
Banc of America Alternative Loan Trust
0.508% due 06/25/2037 •		$448	328
6.000% due 06/25/2046 ^		2,444	2,156
6.492% due 06/25/2037 ^•(a)		481	100
Banc of America Commercial Mortgage Trust
5.822% due 02/10/2051 ~		3,393	3,570
5.867% due 02/10/2051 ~		2,923	2,914
Banc of America Funding Trust
0.320% due 01/27/2035 •		7,697	7,454
0.358% due 05/26/2037 •		35,992	31,976
2.954% due 02/20/2036 ^~		1,089	1,043
3.500% due 01/20/2047 ^~		258	245
6.000% due 09/25/2036		22	24
Banc of America Mortgage Trust
2.905% due 11/20/2046 ^~		113	106
3.783% due 05/25/2034 ~		38	38
3.807% due 06/25/2034 ~		70	73
3.832% due 04/25/2035 ^~		4,085	4,089
Barclays Commercial Mortgage Securities Trust 2.550% due 07/15/2037 •		10,600	9,651
BCAP LLC Trust
0.320% due 01/26/2037 ~		3,590	3,236
2.954% due 02/26/2036 ~		5,711	5,485
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 12/25/2046 ^•		618	543
2.259% due 12/25/2046 •		2,632	2,439
2.950% due 10/25/2036 ^~		322	310
4.034% due 05/25/2037 ~		4,242	4,108
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •		38	36
0.468% due 08/25/2036 ^•		6,856	6,214
0.648% due 01/25/2036 ^•		1,108	1,394
3.002% due 11/25/2035 ^~		906	802
3.133% due 08/25/2036 ^~		7,353	6,259
3.152% due 09/25/2035 ^~		608	479
3.847% due 04/25/2035 ~		80	72
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		104	105
5.656% due 10/12/2041 ~		3,519	3,603
Bear Stearns Mortgage Funding Trust 0.378% due 09/25/2046 ^•		117	114
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~		2,755	2,261
BX Commercial Mortgage Trust 0.909% due 11/15/2035 •		23,154	23,199
BXP Trust 3.379% due 06/13/2039		10,300	11,556
CD Mortgage Trust 3.431% due 08/15/2050		4,600	5,233
Chase Mortgage Finance Trust 3.387% due 02/25/2037 ~		70	71
ChaseFlex Trust
0.298% due 08/25/2037 •		3,558	3,143
0.488% due 05/25/2037 •		1,929	1,820
0.498% due 02/25/2037 •		5,291	1,426
0.548% due 05/25/2037 •		8,700	7,538
Citigroup Commercial Mortgage Trust
2.109% due 02/15/2039 •		26,662	26,894
3.778% due 09/10/2058		13,800	15,551

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Citigroup Mortgage Loan Trust
2.520% due 03/25/2036 ^•	36	36
2.570% due 05/25/2035 •	7	7
2.750% due 02/20/2036 ~	4,597	4,371
3.228% due 09/25/2059 þ	4,681	4,725
3.258% due 04/25/2066 ~	3,944	4,035
3.260% due 06/27/2037 ~	7,028	6,478
6.000% due 08/25/2037 ~	2,341	1,563
Citigroup Mortgage Loan Trust, Inc. 3.494% due 08/25/2035 ^~	919	914
COBALT CMBS Commercial Mortgage Trust 5.619% due 05/15/2046 ~	10,731	10,729
Commercial Mortgage Lease-Backed Certificates 8.104% due 06/20/2031 ~	9,526	10,140
Commercial Mortgage Trust 1.514% due 12/10/2045 ~(a)	5,352	130
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	50	41
Countrywide Alternative Loan Trust
0.288% due 04/25/2047 •	415	380
0.328% due 11/25/2036 •	3,853	4,038
0.388% due 06/25/2036 •	2,986	2,893
0.428% due 08/25/2047 ^•	4,365	4,049
0.472% due 12/20/2035 •	2,073	1,941
0.528% due 09/25/2046 ^•	3,103	2,952
0.548% due 06/25/2036 ^•	1,848	800
0.784% due 11/20/2035 •	341	315
0.848% due 05/25/2036 •	220	97
2.009% due 08/25/2035 •	4,970	4,782
2.030% due 03/25/2047 ^•	126	118
2.109% due 09/25/2035 •	480	457
2.659% due 10/20/2035 •	1,447	1,141
3.617% due 05/25/2036 ~	2,517	2,331
5.452% due 06/25/2036 •(a)	1,828	455
5.500% due 07/25/2035	7,413	7,100
6.000% due 07/25/2036 ^	20,909	14,325
6.000% due 08/25/2036 •	1,771	1,794
6.000% due 08/25/2036	2,195	2,271
6.000% due 04/25/2037 ^	946	612
6.000% due 04/25/2037	4,923	3,277
6.000% due 04/25/2037 ^	2,224	1,757
6.000% due 07/25/2037	14,923	10,677
6.500% due 12/25/2036	10,532	7,188
6.802% due 10/25/2037 ^•(a)	6,862	2,122
Countrywide Home Loan Mortgage Pass-Through Trust
0.808% due 02/25/2035 •	503	495
2.890% due 01/25/2036 ~	57	52
3.081% due 02/25/2047 ^~	714	665
3.105% due 11/25/2037 ~	1,551	1,510
3.220% due 03/25/2037 ^~	570	532
3.366% due 01/25/2036 ^~	2,308	2,191
4.500% due 05/01/2034	229	231
5.500% due 01/25/2035	286	294
5.750% due 05/25/2037 ^	29	20
5.750% due 07/25/2037 ^	1,975	1,503
6.000% due 01/25/2038	328	236
6.250% due 09/25/2037 ^	89	75
6.500% due 10/25/2037 ^	11,733	6,777
6.500% due 11/25/2037 ^	4,915	2,911
Countrywide Home Loan Reperforming REMIC Trust
0.488% due 01/25/2036 •	290	279
4.874% due 01/25/2034 ^~	3,821	3,860
7.500% due 06/25/2035 ^	622	666
Credit Suisse Commercial Mortgage Trust 5.634% due 01/15/2049 ^~(d)	2,500	3,564
Credit Suisse Mortgage Capital Certificates
3.210% due 09/27/2047 ~	3,132	3,236
3.490% due 08/26/2058	4,819	4,840
3.578% due 01/26/2047 ~	3,724	2,491
3.869% due 10/26/2036 ~	954	938
6.250% due 05/26/2048	6,840	5,372
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	11,876	11,906
3.023% due 08/25/2060	3,921	3,938
3.036% due 10/27/2059 ~	12,089	12,226
3.089% due 12/26/2059 ~	2,575	2,589
3.294% due 07/25/2050	5,197	5,298
3.322% due 10/25/2058 ~	4,339	4,381
4.788% due 05/27/2053 ~	2,278	2,581
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052	3,100	3,461
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.298% due 03/25/2037 ^•	1,446	1,404
0.388% due 01/25/2047 •	1,879	1,635
0.448% due 09/25/2047 ^•	22,906	20,514

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Eurosail PLC 0.811% due 09/13/2045 •	GBP	1,291	1,694
Fannie Mae 5.902% due 07/25/2049 (a)		$11,599	1,381
First Horizon Alternative Mortgage Securities Trust 2.236% due 07/25/2036 ~		136	123
First Horizon Mortgage Pass-Through Trust
2.684% due 11/25/2035 ~		17	16
3.197% due 08/25/2035 ~		130	111
Freddie Mac
1.382% due 10/25/2050 •		2,500	2,510
2.882% due 10/25/2050 •		2,500	2,546
GB Trust 0.831% due 08/15/2037 ~(a)		230,130	1,201
GCAT LLC
2.611% due 12/25/2025 þ		5,300	5,309
2.981% due 09/25/2025 þ		4,756	4,813
Global Mortgage Securitization Ltd. 0.418% due 04/25/2032 •		1,861	1,777
GMAC Mortgage Corp. Loan Trust 4.500% due 05/25/2035 ~		14	14
Great Hall Mortgages PLC 0.366% due 06/18/2039 •		517	504
GreenPoint Mortgage Funding Trust 0.378% due 02/25/2037 •		12,513	11,652
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	13,114	15,533
GS Mortgage Securities Corp. Trust
1.359% due 07/15/2031 •		$11,605	11,257
1.609% due 07/15/2031 •		3,293	3,164
4.579% due 10/10/2032		26,200	25,391
GS Mortgage Securities Trust 1.060% due 08/10/2043 ~(a)		15,373	186
GSMPS Mortgage Loan Trust
0.498% due 01/25/2036 •		707	578
0.548% due 04/25/2036 •		7,223	6,335
3.699% due 01/25/2036 ~		3,804	3,706
3.735% due 03/25/2035 ~		4,563	4,626
GSMSC Resecuritization Trust 3.173% due 06/26/2037 ~		6,149	5,716
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^		786	421
Harben Finance PLC 0.851% due 08/20/2056 •	GBP	521	713
HarborView Mortgage Loan Trust
0.342% due 01/19/2038 •		$20,590	19,313
0.357% due 12/19/2036 •		5,220	4,697
0.572% due 11/19/2036 •		6,229	5,739
0.772% due 08/19/2045 •		46	45
2.509% due 09/19/2035 •		6,611	5,937
2.551% due 04/19/2034 ~		92	87
2.609% due 10/19/2035 •		24,102	17,521
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		5,656	5,731
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	48,789	66,826
Homestar Mortgage Acceptance Corp. 0.943% due 03/25/2034 •		$2,668	2,587
HSI Asset Loan Obligation Trust
0.518% due 12/25/2036 •		840	161
6.482% due 12/25/2036 •(a)		822	209
HSI Asset Securitization Corp. Trust 0.958% due 07/25/2035 •		11,841	11,888
Impac Secured Assets Trust
0.428% due 08/25/2036 •		1,965	1,837
0.498% due 05/25/2036 •		33	32
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 ^•		2,893	2,804
0.348% due 10/25/2036 •		11	10
0.928% due 12/25/2034 •		383	320
2.685% due 08/25/2035 ~		56	53
2.791% due 09/25/2036 ^~		2,764	2,409
3.052% due 09/25/2036 ^~		209	188
3.124% due 06/25/2037 ^~		14,223	11,617
Jefferies Resecuritization Trust 5.803% due 06/25/2047 ~		895	794
JPMorgan Alternative Loan Trust
0.468% due 11/25/2036 ^•		2,135	1,947
6.000% due 12/27/2036		3,515	2,725
JPMorgan Chase Commercial Mortgage Securities Trust
2.299% due 10/15/2032 •		3,900	3,610
4.733% due 01/12/2039 ~		3,043	3,027
5.126% due 01/12/2037 ~		664	671
5.215% due 01/12/2037 ~		2,577	2,610
5.337% due 05/15/2047		24,836	22,772
5.855% due 06/12/2043 ~		2,443	2,449

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.862% due 01/12/2038 ~	1,453	1,469
5.885% due 05/15/2045 ~	1,431	1,414
JPMorgan Mortgage Trust
2.896% due 11/25/2035 ~	4,155	3,949
2.956% due 07/25/2035 ~	5	5
3.116% due 01/25/2037 ~	3,613	3,372
3.236% due 06/25/2036 ~	5,338	4,620
3.419% due 04/25/2035 ~	25	26
7.000% due 08/25/2037 ^	1,177	897
JPMorgan Resecuritization Trust
6.000% due 08/26/2036 ~	3,571	3,534
6.000% due 09/26/2036	6,248	5,371
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	6,753	7,351
4.250% due 09/29/2046 «	35,699	39,745
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	5,670	5,867
3.508% due 11/24/2042 «•	12,430	13,373
LB-UBS Commercial Mortgage Trust
0.147% due 02/15/2040 ~(a)	3,623	0
5.111% due 07/15/2040 ~	2,771	2,782
Legacy Mortgage Asset Trust
2.734% due 01/25/2060 þ	3,437	3,446
3.000% due 06/25/2059 þ	3,672	3,694
Lehman Mortgage Trust
0.468% due 08/25/2036 ^•	139	101
0.598% due 11/25/2036 •	30,185	5,955
5.750% due 02/25/2037 ^	5,198	4,442
6.402% due 11/25/2036 •(a)	19,152	6,066
Lehman XS Trust
0.328% due 12/25/2036 •	3,331	3,344
0.378% due 04/25/2046 ^•	6,091	6,235
0.388% due 08/25/2036 ^•	144	154
1.048% due 08/25/2047 ^•	3,046	2,699
Luminent Mortgage Trust 0.608% due 05/25/2037 ^•	45	41
MASTR Asset Securitization Trust 6.250% due 01/25/2038	657	507
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	1,077	836
7.000% due 07/25/2035	2,807	2,593
Merrill Lynch Mortgage Investors Trust 2.744% due 02/25/2036 ^~	609	490
Merrill Lynch Mortgage Trust 5.169% due 11/12/2037 ~	66	65
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,306	2,399
2.750% due 08/25/2059 ~	12,108	12,587
ML-CFC Commercial Mortgage Trust 5.324% due 12/12/2049 ~	4,562	2,805
Morgan Stanley Bank of America Merrill Lynch Trust 0.969% due 12/15/2048 ~(a)	7,920	118
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~	18,600	19,730
5.335% due 11/14/2042 ~	811	804
5.574% due 11/12/2049 ~	2,757	2,197
5.578% due 10/12/2052 ~	819	817
6.014% due 06/11/2042 ~	4,200	4,308
Morgan Stanley Mortgage Loan Trust
1.048% due 02/25/2036 ^•	364	333
2.739% due 12/25/2035 ~	6,073	5,787
3.222% due 09/25/2035 ^~	71	58
5.500% due 10/25/2037 ^	681	691
5.701% due 02/25/2047 þ	2,495	1,522
Morgan Stanley Re-REMIC Trust 0.330% due 02/26/2037 •	13,921	13,464
Mortgage Equity Conversion Asset Trust
0.560% due 02/25/2042 •	5,227	5,169
0.580% due 01/25/2042 •	25,654	25,254
0.590% due 05/25/2042 •	13,223	12,389
MortgageIT Securities Corp. Mortgage Loan Trust 0.378% due 06/25/2047 •	3,345	3,227
Motel 6 Trust 2.309% due 08/15/2034 •	883	876
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates 5.000% due 01/22/2026	600	606
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039	10,180	11,189
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	42,641	44,893
3.500% due 10/25/2059 ~	4,357	4,670
New York Mortgage Trust 0.808% due 08/25/2035 •	946	918
One Bryant Park Trust 2.516% due 09/15/2054	50,000	53,741

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

RBSGC Mortgage Loan Trust 0.448% due 01/25/2037 •		21,131	4,110
RBSSP Resecuritization Trust
2.491% due 12/25/2035 ~		4,089	3,960
6.000% due 06/26/2037 ~		375	313
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	14,158	11,450
3.650% due 08/12/2053		8,300	7,054
Residential Accredit Loans, Inc. Trust
0.288% due 01/25/2037 •		$3,363	3,286
0.338% due 05/25/2037 •		5,267	4,992
0.348% due 10/25/2046 •		1,448	1,396
0.448% due 08/25/2035 •		187	158
0.498% due 08/25/2035 ^•		1,061	859
0.548% due 06/25/2037 •		4,083	2,797
0.948% due 10/25/2045 •		135	117
1.641% due 10/25/2037 ~		6,091	5,719
1.969% due 09/25/2045 •		3,020	2,895
4.414% due 05/25/2035 ^~		71	51
6.452% due 06/25/2037 •(a)		4,190	983
8.000% due 04/25/2036 ^•		214	210
Residential Asset Securitization Trust 6.250% due 08/25/2036		590	506
Residential Funding Mortgage Securities, Inc. Trust 5.035% due 04/25/2037 ~		323	282
RESIMAC Bastille Trust 1.003% due 12/05/2059 •		408	407
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	1,042	1,424
RiverView HECM Trust 0.418% due 05/25/2047 •		$7,106	6,599
Sequoia Mortgage Trust 3.280% due 07/20/2037 ~		105	80
Stanlington PLC 1.041% due 06/12/2046 •	GBP	412	565
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 02/25/2037 •		$4,504	4,344
1.123% due 08/25/2035 •		8,595	8,175
2.448% due 12/25/2037 ^•		3,216	3,148
2.977% due 05/25/2035 ~		1,475	1,223
3.195% due 08/25/2035 ~		457	436
Structured Asset Mortgage Investments Trust
0.328% due 07/25/2046 •		72	62
0.338% due 07/25/2046 ^•		4,912	3,777
0.588% due 05/25/2036 •		468	443
Structured Asset Securities Corp.
0.398% due 07/25/2035 •		856	788
0.408% due 11/25/2035 •		7,987	7,130
3.448% due 01/25/2036 ~		2,234	2,132
4.291% due 11/25/2035 ~(a)		7,987	1,123
Structured Asset Securities Corp. Mortgage Loan Trust 0.438% due 10/25/2036 •		243	211
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.614% due 09/25/2033 ~		69	69
Thornburg Mortgage Securities Trust
1.048% due 03/25/2044 •		21	21
1.639% due 03/25/2037 ^•		6,061	5,577
Towd Point Mortgage Funding
0.956% due 07/20/2045 •	GBP	19,247	26,325
1.255% due 02/20/2054 •		982	1,347
Towd Point Mortgage Funding PLC
0.851% (BP0003M + 0.800%) due 02/20/2045 ~		443	604
1.073% due 10/20/2051 •		9,814	13,475
Trinity Square PLC 1.196% due 07/15/2051 •		1,533	2,099
UBS-Barclays Commercial Mortgage Trust 0.203% due 08/10/2049 ~(a)		$178,586	626
Wachovia Bank Commercial Mortgage Trust 5.653% due 02/15/2051 ~		2,450	1,878
WaMu Commercial Mortgage Securities Trust 2.318% due 11/23/2043 ~		1,300	1,311
WaMu Mortgage Pass-Through Certificates Trust
0.888% due 11/25/2034 •		816	814
0.928% due 10/25/2044 •		2,767	2,776
1.379% due 04/25/2047 ^•		980	863
1.419% due 07/25/2047 •		673	582
1.753% due 01/25/2047 •		6,980	6,742
2.897% due 01/25/2035 ~		4,846	4,958
3.097% due 07/25/2037 ^~		91	88
3.153% due 12/25/2036 ^~		1,109	1,053
3.299% due 07/25/2037 ^~		51	50
3.350% due 12/25/2035 ^~		721	634
3.592% due 03/25/2037 ^~		6,084	5,870
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	867
1.003% due 12/21/2049 •		18,883	25,813

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

1.703% due 12/21/2049 •		2,387	3,257
2.203% due 12/21/2049 •		1,193	1,626
2.703% due 12/21/2049 •		682	926
3.203% due 12/21/2049 •		682	915
Washington Mutual Mortgage Pass-Through Certificates Trust
0.648% due 02/25/2036 •		$278	234
1.309% due 01/25/2047 •		1,869	1,623
4.170% due 09/25/2036 ^þ		5,913	2,508
5.750% due 11/25/2035 ^		992	996
6.500% due 03/25/2036 ^		8,877	7,437
Wells Fargo Alternative Loan Trust 0.688% due 03/25/2037 ^•		635	547
Wells Fargo Commercial Mortgage Trust
1.004% due 12/13/2031 •		11,140	10,915
1.254% due 12/13/2031 •		9,273	8,694
1.999% due 12/13/2031 •		220	189
2.652% due 08/15/2049		600	651
Wells Fargo Mortgage-Backed Securities Trust
0.648% due 06/25/2037 ^•		77	66
2.833% due 11/25/2037 ^~		6,569	6,045
Total Non-Agency Mortgage-Backed Securities (Cost $1,462,031)			1,477,618
ASSET-BACKED SECURITIES 33.0%
522 Funding CLO Ltd. 1.468% due 10/20/2029 •		5,500	5,497
Accredited Mortgage Loan Trust
0.408% due 09/25/2036 •		10,698	10,476
0.548% due 12/25/2035 •		7,459	7,422
0.628% due 09/25/2035 •		3,405	3,369
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	2,100	2,567
ACE Securities Corp. Home Equity Loan Trust
0.268% due 02/25/2037 •		$3,929	2,227
0.278% due 10/25/2036 •		6,515	3,335
0.448% due 12/25/2036 •		4,485	3,156
0.588% due 01/25/2037 •		5,542	2,064
0.748% due 02/25/2036 •		1,654	1,645
0.763% due 12/25/2035 •		15,572	15,361
1.123% due 11/25/2033 •		1,038	1,042
1.318% due 02/25/2035 •		15,041	15,169
Adams Mill CLO Ltd. 1.337% due 07/15/2026 •		1,102	1,101
Aegis Asset-Backed Securities Trust
0.778% due 06/25/2035 •		4,000	2,917
0.848% due 03/25/2035 •		7,050	6,996
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.978% due 12/25/2034 •		2,063	1,909
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	900	1,106
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.823% due 07/25/2035 •		$2,382	2,381
1.063% due 01/25/2035 •		5,152	5,128
1.168% due 01/25/2036 •		5,000	4,456
2.098% due 06/25/2034 •		646	627
Arbor Realty Commercial Real Estate Notes Ltd. 1.309% due 05/15/2037 •		3,700	3,696
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	2,400	2,933
Argent Securities Trust
0.298% due 07/25/2036 •		$17,860	15,832
0.528% due 03/25/2036 •		3,317	3,080
Asset-Backed Funding Certificates Trust
0.768% due 04/25/2034 •		35	35
1.398% due 06/25/2034 •		1,319	1,310
Asset-Backed Securities Corp. Home Equity Loan Trust
0.228% due 05/25/2037 •		403	333
0.368% due 12/25/2036 •		9,200	8,165
0.648% due 03/25/2036 •		1,546	1,365
0.868% due 06/25/2035 •		13	14
1.108% due 11/25/2033 •		2,666	2,518
Ayresome CDO Ltd.
0.496% due 12/08/2045 •		521	520
0.556% due 12/08/2045 •		2,902	2,757
Bain Capital Credit CLO Ltd. 1.465% due 07/25/2030 •		4,898	4,899
Bayview Financial Asset Trust 2.927% due 03/25/2037 •		5,336	4,994
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		1,404	1,411
Bear Stearns Asset-Backed Securities Trust
0.298% due 11/25/2036 •		2,653	2,525
0.348% due 12/25/2036 •		3,066	3,067
0.388% due 07/25/2036 •		10,308	10,067
0.898% due 12/25/2035 •		43	43
1.003% due 07/25/2034 •		5,069	4,980

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

1.228% due 12/25/2035 •		5,090	3,862
2.448% due 09/25/2033 •		171	93
6.000% due 03/25/2036		7,079	5,374
6.500% due 09/25/2046		17,296	7,493
Benefit Street Partners CLO Ltd.
0.998% due 07/18/2027 •		634	632
1.468% due 01/20/2029 •		8,000	8,010
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	234	286
BNC Mortgage Loan Trust
0.368% due 03/25/2037 •		$29,581	24,228
0.438% due 05/25/2037 •		10,000	7,976
BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	250	304
Business Loan Express Business Loan Trust 0.438% due 09/25/2038 •		$2,625	2,198
Carlyle Global Market Strategies CLO Ltd. 1.222% due 07/28/2028 •		2,800	2,793
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	3,800	4,639
Carrington Mortgage Loan Trust
0.368% due 10/25/2036 •		$11,809	9,466
1.458% due 10/17/2029 •		14,100	14,093
Castle Park CLO DAC 0.492% due 01/15/2028 •	EUR	272	333
Catamaran CLO Ltd. 1.067% due 01/27/2028 •		$5,481	5,454
Cent CLO Ltd.
1.307% due 10/15/2026 •		4,079	4,077
1.543% due 10/29/2025 •		567	568
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		4,200	4,191
Citicorp Residential Mortgage Trust 4.972% due 06/25/2037 þ		9,000	7,238
Citigroup Mortgage Loan Trust
0.288% due 12/25/2036 •		222	220
0.298% due 12/25/2036 •		3,574	1,863
0.328% due 01/25/2037 •		3,307	2,781
0.408% due 08/25/2036 •		8,104	8,029
0.408% due 07/25/2045 •		7,275	6,279
0.448% due 10/25/2036 •		7,895	5,687
0.468% due 09/25/2036 •		499	435
Citigroup Mortgage Loan Trust, Inc.
0.763% due 10/25/2035 •		240	248
0.823% due 10/25/2035 ^•		4,229	4,212
College Avenue Student Loans LLC
1.348% due 12/26/2047 •		2,293	2,301
1.798% due 11/26/2046 •		5,076	5,157
4.130% due 12/26/2047		3,149	3,345
Columbia Cent CLO Ltd. 1.365% due 10/25/2028 •		4,420	4,416
Commonbond Student Loan Trust 1.980% due 08/25/2050		13,811	14,158
Conseco Finance Corp. 6.280% due 09/01/2030		5,178	5,460
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	6,483
Countrywide Asset-Backed Certificates
0.288% due 06/25/2037 •		7,578	7,062
0.288% due 07/25/2037 ^•		1,965	1,893
0.288% due 06/25/2047 •		2,679	2,464
0.298% due 05/25/2037 •		1,318	1,313
0.328% due 06/25/2047 •		51	51
0.348% due 09/25/2047 ^•		979	925
0.368% due 09/25/2037 ^•		628	602
0.368% due 09/25/2047 ^•		2,296	2,178
0.398% due 02/25/2036 •		1,570	1,472
0.408% due 12/25/2036 ^•		1,189	1,125
0.438% due 01/25/2037 •		16,600	14,250
0.448% due 07/25/2036 •		72	72
0.518% due 07/25/2036 •		14,425	12,171
0.628% due 04/25/2036 ^•		267	243
1.093% due 11/25/2034 •		2,410	2,398
1.093% due 02/25/2036 •		4,896	4,900
1.168% due 10/25/2032 •		4,707	4,690
1.228% due 01/25/2036 •		14,300	14,226
Countrywide Asset-Backed Certificates Trust
0.308% due 03/25/2037 •		359	357
0.388% due 03/25/2037 •		21,060	19,811
0.388% due 10/25/2046 •		8,202	7,906
0.398% due 04/25/2046 ^•		3,689	3,580
0.408% due 09/25/2046 •		3,100	2,873
0.888% due 08/25/2047 •		1,803	1,769
0.948% due 08/25/2047 •		155	154
1.048% due 05/25/2036 •		2,070	2,036

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Countrywide Asset-Backed Certificates Trust, Inc. 1.048% due 10/25/2034 •		506	482
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.550% due 02/16/2041 •		248,640	10,651
0.557% due 12/15/2034 •		18,300	3,559
Credit-Based Asset Servicing & Securitization LLC
0.268% due 07/25/2037 •		136	108
0.448% due 05/25/2036 •		3,398	2,770
0.628% due 05/25/2036 •		5,446	4,500
6.250% due 10/25/2036 þ		476	485
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •		2,451	1,483
Crown City CLO 1.601% due 01/20/2032 •		1,100	1,100
Crown Point CLO Ltd.
1.158% due 07/17/2028 •		14,232	14,214
1.388% due 10/20/2028 •		1,948	1,942
1.668% due 10/20/2028 •		8,500	8,441
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 ^þ		66	19
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •	EUR	700	851
CWHEQ Revolving Home Equity Loan Trust 0.339% due 05/15/2036 •		$5,133	5,020
Dryden 36 Senior Loan Fund 1.174% due 04/15/2029 •		13,500	13,483
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	3,700	4,522
ECMC Group Student Loan Trust 1.148% due 07/25/2069 •		$7,188	7,212
Ellington Loan Acquisition Trust
1.198% due 05/25/2037 •		2,962	2,974
1.248% due 05/25/2037 •		6,074	6,080
1.648% due 05/25/2037 •		6,450	6,391
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	20,557	25,146
EMC Mortgage Loan Trust 1.248% due 08/25/2040 •		$787	780
Encore Credit Receivables Trust 1.183% due 10/25/2035 •		3,552	3,275
Equifirst Loan Securitization Trust 0.338% due 04/25/2037 •		13,316	12,703
Euro-Galaxy CLO BV 0.750% due 01/17/2031 •	EUR	500	611
Fairstone Financial Issuance Trust 3.948% due 03/21/2033	CAD	3,500	2,776
First Franklin Mortgage Loan Trust
0.258% due 12/25/2037 •		$2,237	2,156
0.308% due 11/25/2036 •		4,084	3,987
0.468% due 04/25/2036 •		3,162	3,078
0.718% due 02/25/2036 •		5,500	4,770
0.898% due 12/25/2035 •		12,050	11,792
0.958% due 04/25/2035 •		231	231
1.798% due 01/25/2035 •		5,671	5,263
Fremont Home Loan Trust
0.288% due 01/25/2037 •		13,883	9,137
0.308% due 05/25/2036 •		18,183	13,471
0.308% due 08/25/2036 •		24,716	10,731
1.078% due 04/25/2035 •		10,657	10,420
Galaxy CLO Ltd. 1.437% due 10/15/2030 •		4,200	4,200
Gallatin CLO Ltd. 1.259% due 01/21/2028 •		2,556	2,545
GE-WMC Mortgage Securities Trust 0.298% due 08/25/2036 •		15,585	9,865
Glacier Funding CDO Ltd. 1.055% due 11/12/2042 •		1,583	1,577
Goodgreen Trust 3.930% due 10/15/2053 ~		9,164	9,796
Greystone Commercial Real Estate Notes Ltd. 1.339% due 09/15/2037 •		13,600	13,499
GSAA Home Equity Trust
0.378% due 04/25/2047 •		8,025	4,832
0.748% due 05/25/2047 •		472	369
2.023% due 02/25/2035 •		900	907
6.000% due 08/25/2047 ^		535	524
GSAMP Trust
0.268% due 12/25/2036 •		926	569
0.288% due 12/25/2036 •		6,549	4,128
0.298% due 08/25/2036 •		1,972	1,706
Gulf Stream Meridian Ltd. 2.437% due 10/15/2029 •		14,100	14,178
Harley Marine Financing LLC 5.682% due 05/15/2043 «		14,030	11,925
Harvest CLO DAC 0.407% due 11/15/2028 •	EUR	745	910

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Harvest SBA Loan Trust 2.398% due 08/25/2044 •		$9,976	9,646
Hildene CLO Ltd. 1.584% due 10/10/2038 •		20,187	19,880
Home Equity Asset Trust
0.618% due 01/25/2036 •		17,500	16,638
1.123% due 12/25/2034 •		962	938
Home Equity Mortgage Loan Asset-Backed Trust
0.388% due 08/25/2036 •		7,500	6,471
0.388% due 04/25/2037 •		5,620	4,317
HSI Asset Securitization Corp. Trust
0.298% due 12/25/2036 •		6,055	5,210
0.338% due 01/25/2037 •		2,941	2,475
0.348% due 07/25/2036 •		8,350	4,943
0.928% due 11/25/2035 •		1,264	1,254
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		12,898	5,111
Invitation Homes Trust 1.253% due 01/17/2038 •		59,443	60,073
JPMorgan Mortgage Acquisition Corp. 0.658% due 02/25/2036 ^•		8,819	8,732
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		2,798	2,739
Legacy Mortgage Asset Trust
1.898% due 01/28/2070 •		25,123	25,300
3.438% due 05/25/2059 þ		2,312	2,327
4.000% due 06/25/2058 þ		12,405	12,506
Lehman XS Trust
0.388% due 02/25/2037 •		10,467	10,287
0.468% due 02/25/2037 •		3,887	3,827
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		26,000	25,880
Long Beach Mortgage Loan Trust
0.293% due 07/25/2036 •		12,381	10,114
0.308% due 09/25/2036 •		23,845	9,871
0.448% due 05/25/2036 •		1,652	1,140
0.853% due 11/25/2035 •		8,230	7,587
0.943% due 06/25/2034 •		62	61
1.048% due 06/25/2035 •		3,678	3,679
1.423% due 02/25/2035 •		700	699
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		16,824	16,770
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •		2,130	2,204
M360 Advisors LLC
4.395% due 07/24/2028		522	522
6.121% due 07/24/2028		19,700	19,797
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	861
Madison Park Funding Ltd.
1.369% due 07/23/2029 •		$650	650
1.478% due 07/20/2026 •		1,669	1,670
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	1,500	1,827
MAPS Ltd. 4.212% due 05/15/2043		$6,916	6,625
Marlette Funding Trust 3.710% due 12/15/2028		216	217
MASTR Asset-Backed Securities Trust
0.308% due 10/25/2036 •		2,683	1,786
0.318% due 10/25/2036 •		463	458
0.378% due 01/25/2037 •		11,633	4,519
0.388% due 10/25/2036 •		8,703	8,059
0.448% due 06/25/2036 •		11,982	6,853
0.508% due 02/25/2036 •		5,964	3,245
0.728% due 12/25/2035 •		1,785	1,775
0.898% due 10/25/2035 ^•		6,045	5,834
Merrill Lynch Mortgage Investors Trust
0.258% due 08/25/2037 •		557	359
0.288% due 04/25/2047 •		5,563	3,390
0.298% due 08/25/2037 •		30,118	19,565
0.338% due 04/25/2047 •		6,015	3,690
0.668% due 06/25/2035 •		302	299
0.868% due 06/25/2035 •		396	389
Monarch Grove CLO 1.095% due 01/25/2028 •		4,525	4,493
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 05/25/2037 •		4,647	3,898
0.248% due 10/25/2036 •		8,110	4,947
0.358% due 01/25/2037 •		1,880	1,157
0.378% due 09/25/2036 •		6,022	3,569
0.943% due 01/25/2035 •		10,744	10,538
1.078% due 07/25/2034 •		114	112
1.198% due 04/25/2035 •		200	196
2.048% due 02/25/2047 •		3,679	3,448

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Morgan Stanley IXIS Real Estate Capital Trust
0.218% due 11/25/2036 •		11,002	5,094
0.298% due 11/25/2036 •		14,331	6,733
0.448% due 07/25/2036 •		19,713	10,657
Morgan Stanley Mortgage Loan Trust
0.388% due 04/25/2037 •		1,823	845
5.726% due 10/25/2036 ^þ		2,781	1,189
Mountain View CLO Ltd.
1.037% due 10/15/2026 •		2,621	2,619
1.044% due 10/13/2027 •		7,545	7,489
1.320% due 10/16/2029 •		13,500	13,426
Nassau Ltd. 1.387% due 10/15/2029 •		18,500	18,388
Navient Private Education Refi Loan Trust 1.690% due 05/15/2069		19,105	19,485
Navient Student Loan Trust 0.948% due 07/26/2066 •		14,784	14,775
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		1,882	1,875
New Century Home Equity Loan Trust 1.093% due 06/25/2035 •		1,332	1,298
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.763% due 02/25/2036 •		910	907
NovaStar Mortgage Funding Trust 2.248% due 12/25/2034 •		120	121
OCP CLO Ltd. 1.037% due 07/15/2027 •		5,233	5,219
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		7,118	7,105
Option One Mortgage Loan Trust
0.278% due 07/25/2037 •		3,007	2,395
0.328% due 04/25/2037 •		209	145
0.648% due 08/25/2032 •		429	421
0.883% due 05/25/2035 •		3,000	2,931
Option One Mortgage Loan Trust Asset-Backed Certificates
0.788% due 07/25/2033 •		719	680
0.838% due 11/25/2035 •		13,200	12,891
OZLM Ltd. 1.707% due 04/15/2032 •		30,000	30,023
Ozlme BV 0.820% due 01/18/2030 •	EUR	1,200	1,466
Palisades CDO Ltd. 0.866% due 07/22/2039 •		$9,286	9,177
Palmer Square Loan Funding Ltd.
0.887% due 07/15/2026 •		3,608	3,600
1.115% due 10/24/2027 •		10,145	10,132
1.121% due 11/15/2026 •		1,367	1,365
1.188% due 04/20/2027 •		8,740	8,729
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.168% due 10/25/2034 •		2,018	2,052
1.273% due 10/25/2034 •		21,500	21,656
2.023% due 09/25/2034 •		390	391
2.248% due 09/25/2034 •		9,136	9,196
People's Choice Home Loan Securities Trust 1.033% due 06/25/2034 •		5,313	5,221
RAAC Trust
0.748% due 06/25/2044 •		43	38
0.848% due 03/25/2034 •		104	104
1.648% due 09/25/2047 •		5,900	6,187
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,150	4,718
5.608% due 05/25/2036 þ		6,934	4,598
5.746% due 05/25/2036 þ		2,205	1,495
6.011% due 05/25/2036 þ		3,193	2,259
6.166% due 05/25/2036 þ		3,486	2,525
Residential Asset Mortgage Products Trust
0.308% due 02/25/2037 •		121	121
0.828% due 12/25/2035 •		9,920	9,032
2.023% due 10/25/2034 •		5,511	5,158
Residential Asset Securities Corp. Trust
0.398% due 04/25/2037 •		83	83
0.448% due 07/25/2036 •		2,015	1,999
0.608% due 06/25/2036 •		15,512	15,117
1.153% due 05/25/2035 •		3,794	3,725
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		18,606	18,097
Saranac CLO Ltd. 1.836% due 06/22/2030 •		9,879	9,873
Saxon Asset Securities Trust
0.458% due 09/25/2037 •		2,354	2,290
0.898% due 11/25/2035 •		9,000	8,741
SCF Reality Capital Funding LLC 4.100% due 06/25/2047		7,231	7,293
Securitized Asset-Backed Receivables LLC Trust
0.268% due 09/25/2036 •		3,539	3,028
0.328% due 07/25/2036 •		3,649	1,781

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

0.468% due 09/25/2036 •		30,920	27,077
0.628% due 09/25/2036 •		5,656	5,044
0.763% due 01/25/2035 •		12,071	11,827
1.123% due 03/25/2035 •		46	46
SG Mortgage Securities Trust 0.793% due 10/25/2035 •		777	777
SLC Student Loan Trust 0.327% due 03/15/2027 •		712	713
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	516	631
0.000% due 06/17/2024 •		814	995
0.007% due 12/15/2033 •		1,176	1,336
0.039% due 07/25/2039 •		880	1,025
0.585% due 03/15/2038 •	GBP	2,664	3,469
0.815% due 10/25/2029 •		$3,640	3,632
SoFi Consumer Loan Program LLC 3.260% due 08/25/2025		625	627
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		2,653	2,703
2.650% due 09/25/2040		771	795
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		25,000	24,973
Soundview Home Loan Trust
0.258% due 01/25/2037 •		3,361	2,906
0.428% due 05/25/2036 •		25,894	25,710
1.138% due 06/25/2035 •		4,884	4,935
Specialty Underwriting & Residential Finance Trust
0.298% due 09/25/2037 •		1,314	1,120
0.498% due 03/25/2037 •		400	288
Sprite Ltd. 4.250% due 12/15/2037		2,746	2,606
St Paul's CLO DAC 0.850% due 08/20/2030 •	EUR	16,634	20,348
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$1,748	1,743
START Ireland 4.089% due 03/15/2044		4,527	4,427
Starwood Commercial Mortgage Trust 1.239% due 07/15/2038 •		25,400	25,306
Store Master Funding LLC 4.290% due 10/20/2048		4,211	4,432
Structured Asset Investment Loan Trust
0.321% due 07/25/2036 •		1,908	1,392
0.748% due 04/25/2036 •		14,157	8,231
0.948% due 04/25/2034 •		4,851	4,798
Structured Asset Securities Corp. Mortgage Loan Trust
0.283% due 07/25/2036 •		694	678
0.283% due 02/25/2037 •		21,233	20,185
0.308% due 12/25/2036 •		33,309	31,677
0.358% due 02/25/2037 •		10,748	10,244
Symphony CLO Ltd. 1.179% due 07/14/2026 •		16,314	16,291
Taberna Preferred Funding Ltd.
0.585% due 12/05/2036 •		31,568	26,833
1.191% due 11/05/2035 •		2,180	1,918
2.231% due 05/05/2038 •		3,702	3,406
Telos CLO Ltd. 1.168% due 04/17/2028 •		14,515	14,468
Terwin Mortgage Trust 0.398% due 05/25/2038 •		8,178	5,670
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		20,285	19,542
TICP CLO Ltd.
1.018% due 07/20/2027 •		1,642	1,637
1.058% due 04/20/2028 •		19,197	19,161
Toro ABS CDO Ltd. 0.463% due 02/07/2042 •		270,277	16,652
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	300	366
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		$1,505	1,517
1.148% due 10/25/2059 •		11,402	11,466
3.000% due 06/25/2058 ~		4,712	5,010
3.000% due 11/25/2058 ~		3,314	3,401
4.170% due 11/25/2058 ~		7,674	7,839
4.400% due 11/25/2058 ~		9,718	10,033
4.500% due 10/25/2058 ~		8,511	8,777
4.750% due 11/25/2058 ~		18,438	19,159
Tralee CLO Ltd.
1.328% due 10/20/2028 •		2,000	2,000
1.918% due 10/20/2028 •		3,150	3,101
Trinitas CLO Ltd. 1.605% due 10/25/2028 •		12,479	12,495
Tropic CDO Ltd.
0.557% due 07/15/2036 •		10,409	9,472
0.987% due 04/15/2034 •		82	81

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. Capital Funding Ltd. 0.504% due 10/10/2040 •	866	762
Upstart Securitization Trust 2.897% due 09/20/2029	1,371	1,380
Venture CLO Ltd.
1.024% due 02/28/2026 •	7,568	7,553
1.117% due 04/15/2027 •	4,869	4,845
1.254% due 08/28/2029 •	18,700	18,647
1.256% due 04/20/2029 •(c)	11,800	11,801
1.366% due 10/22/2031 •	4,000	4,005
Voya CLO Ltd. 0.935% due 07/25/2026 •	1,202	1,203
Wells Fargo Home Equity Asset-Backed Securities Trust 2.248% due 11/25/2035 •	10,324	10,464
WhiteHorse Ltd. 1.148% due 04/17/2027 •	1,075	1,075
Z Capital Credit Partners CLO Ltd. 1.180% due 07/16/2027 •	3,937	3,919
Zais CLO Ltd. 1.387% due 04/15/2028 •	3,335	3,324
Total Asset-Backed Securities (Cost $2,049,002)		2,066,896
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.2%		10,299
U.S. TREASURY BILLS 0.0%
0.083% due 01/07/2021 - 02/25/2021 (e)(f)(l)	2,873	2,873
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.080% due 02/18/2021 - 03/16/2021 (c)(e)(f)(l)	6,236	6,235
Total Short-Term Instruments (Cost $19,407)		19,407
Total Investments in Securities (Cost $13,822,719)		13,989,340
	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	5,117,178	50,461
Total Short-Term Instruments (Cost $50,458)		50,461
Total Investments in Affiliates (Cost $50,458)		50,461
Total Investments 224.1% (Cost $13,873,177)		$14,039,801
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $34,836)		(7,030)
Other Assets and Liabilities, net (124.0)%		(7,767,202)
Net Assets 100.0%		$6,265,569

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$10,299	U.S. Treasury Bills 0.000% due 12/30/2021	$(10,505)	$10,299	$10,299
Total Repurchase Agreements	$(10,505)	$10,299	$10,299
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.160%	12/01/2020	01/12/2021	$(149,916)	$(149,939)
0.160	12/14/2020	01/14/2021	(139,547)	(139,560)
0.180	12/14/2020	01/14/2021	(194,931)	(194,952)
0.180	12/16/2020	01/14/2021	(167,080)	(167,095)
0.180	12/18/2020	01/14/2021	(94,516)	(94,524)
CIB	0.160	12/17/2020	01/19/2021	(152,572)	(152,584)
CSN	0.190	12/21/2020	01/14/2021	(41,738)	(41,742)
JPS	0.190	12/14/2020	01/14/2021	(24,946)	(24,949)
0.190	12/24/2020	01/14/2021	(32,773)	(32,774)
0.200	12/30/2020	01/14/2021	(76,413)	(76,415)
Total Reverse Repurchase Agreements	$(1,074,534)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BOS	0.150%	12/28/2020	01/04/2021	$(561,911)	$(561,927)
0.150	12/30/2020	01/06/2021	(62,966)	(62,968)
TDL	0.170	12/18/2020	01/19/2021	(714)	(714)
Total Sale-Buyback Transactions	$(625,609)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (15.9)%
Ginnie Mae, TBA	3.500%	02/01/2051	$127,450	$(134,551)	$(135,038)
Uniform Mortgage-Backed Security, TBA	3.000	01/01/2051	61,000	(63,864)	(63,907)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2051	1,000	(1,058)	(1,058)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2051	528,835	(564,958)	(564,778)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	211,600	(226,241)	(226,296)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2051	4,500	(5,027)	(5,028)
Total Short Sales (15.9)%	$(995,699)	$(996,105)
(h)	Securities with an aggregate market value of $1,714,782 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(1,926,343) at a weighted average interest rate of 0.276%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $1 of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2022	4,273	$1,066,327	$902	$107	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2022	1,578	$(393,494)	$(498)	$0	$(40)
90-Day Eurodollar June Futures	06/2022	1,113	(277,721)	(502)	0	(28)
90-Day Eurodollar March Futures	03/2021	10,031	(2,503,487)	(60,312)	0	0
90-Day Eurodollar March Futures	03/2023	1,578	(393,494)	(626)	0	(39)
90-Day Eurodollar September Futures	09/2022	1,699	(423,879)	(569)	0	(43)
U.S. Treasury 10-Year Note March Futures	03/2021	4,061	(560,735)	(392)	0	(444)
$(62,899)	$0	$(594)
Total Futures Contracts	$(61,997)	$107	$(594)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	0.250%	Semi-Annual	06/16/2023	$182,800	$(88)	$(61)	$(149)	$0	$(9)
Receive(1)	3-Month USD-LIBOR	0.300	Semi-Annual	03/30/2024	10,400	3	(15)	(12)	0	0
Receive(1)	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024	155,100	263	(86)	177	0	(14)
Receive(1)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	244,500	314	(244)	70	0	(156)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	7,400	41	907	948	7	0
Receive(1)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	761,800	12,941	(702)	12,239	0	(853)
Receive(1)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	759,100	17,834	22	17,856	0	(1,004)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	(171)	(81)	1	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	(315)	(204)	0	(1)
Total Swap Agreements	$31,509	$(665)	$30,844	$8	$(2,037)
(j)

Securities with an aggregate market value of $83,719 and cash of $10,835 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	01/2021	$2,369	GBP	1,774	$57	$0
CBK	02/2021	EUR	2,407	$2,857	0	(86)
HUS	01/2021	GBP	160,822	215,085	0	(4,846)
MYI	02/2021	CAD	25,462	19,370	0	(637)
RBC	01/2021	$1,481	GBP	1,102	26	0
SCX	01/2021	EUR	75,717	$90,678	0	(1,821)
02/2021	75,717	92,706	143	0
Total Forward Foreign Currency Contracts	$226	$(7,390)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470%	11/01/2021	404,800	$283	$254
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.068	02/08/2021	61,000	216	221
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	13,500	82	103
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	420,700	3,324	248
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	287
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.500	01/19/2021	233,400	607	2
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.585	08/06/2021	61,000	259	324
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.461	08/31/2021	469,800	323	182
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	474,400	332	298
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	465,300	361	259
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.381	02/10/2021	115,500	192	66
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	815,950	5,047	481
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.413	08/20/2021	100,800	55	41
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.420	08/23/2021	501,000	351	200
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.446	08/31/2021	501,100	351	203
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	169,350	1,101	100
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.300	01/21/2021	487,800	585	62
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.258	01/19/2021	110,700	1,007	23
							$15,810	$3,354
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051		$74.500	02/04/2021		220,000	$9	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 01/01/2051		75.500	01/07/2021		190,000	7	0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051		57.500	01/07/2021		400,000	16	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 01/01/2051		68.000	01/07/2021		52,000	2	0
JPM	Put - OTC Ginnie Mae, TBA 3.000% due 02/01/2051		73.000	02/04/2021		91,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051		72.000	01/07/2021		522,000	20	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051		71.000	02/04/2021		20,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2051		72.000	02/04/2021		400,000	16	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051		73.000	02/04/2021		86,700	3	0
							$77	$0
Total Purchased Options							$15,887	$3,354
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.400%	01/19/2021	233,400	$(362)	$0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.200	01/21/2021	487,800	(250)	(10)
$(612)	$(10)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	9,000	$(30)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	15,000	(50)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	8,000	(25)	(8)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	6,000	(21)	(41)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	14,600	(64)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	15,000	(58)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	17,500	(29)	(16)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	14,000	(33)	(63)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	6,000	(11)	(29)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	6,000	(15)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	15,500	(93)	(77)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	17,500	(44)	(38)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	17,500	(42)	(39)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	7,000	(22)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	6,500	(19)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	6,500	(8)	(9)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	6,000	(17)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	20,000	(62)	(79)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	3,500	(9)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	10,000	(31)	(27)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	10,000	(24)	(48)
$(707)	$(543)
Total Written Options	$(1,319)	$(553)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$3,293	$(1,136)	$923	$0	$(213)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,270	(1,380)	1,088	0	(292)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	397	(91)	72	0	(19)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,688	304	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	610	218	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	(18)	37	19	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	135	27	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	2,300	(16)	35	19	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	39,397	(871)	1,084	213	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	222	83	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	274	1	0	1	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	405	77	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	17	4	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	135	27	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	1,008	274	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,600	(368)	714	346	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	6,155	(233)	291	58	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	14,998	(1,430)	1,632	202	0
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,969	(778)	594	0	(184)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	44,200	(332)	908	576	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	172,500	(1,422)	3,440	2,018	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	8,500	(11)	80	69	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,593	50	633	683	0
$(11,241)	$15,751	$5,218	$(708)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480%	Maturity	02/05/2021	$510,000	$0	$(435)	$0	$(435)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.473	Maturity	02/08/2021	165,000	0	(133)	0	(133)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2021	340,000	0	(153)	0	(153)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.485	Maturity	02/18/2021	1,300,000	0	(1,344)	0	(1,344)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	02/19/2021	160,000	0	(138)	0	(138)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.460	Maturity	03/04/2021	190,000	0	(165)	0	(165)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480	Maturity	03/04/2021	145,000	0	(155)	0	(155)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.483	Maturity	03/16/2021	620,000	0	(735)	0	(735)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.463	Maturity	03/18/2021	640,000	0	(639)	0	(639)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.468	Maturity	03/18/2021	750,000	0	(786)	0	(786)
$0	$(4,683)	$0	$(4,683)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	0.154% (1-Month USD-LIBOR)	Monthly	01/12/2038	$5,681	$0	$24	$24	$0
Pay	IOS.FN.600.08 Index	N/A	0.154% (1-Month USD-LIBOR)	Monthly	01/12/2039	976	0	(1)	0	(1)
SAL	Pay	IOS.FN.600.08 Index	N/A	0.154% (1-Month USD-LIBOR)	Monthly	01/12/2039	694	0	(1)	0	(1)
$0	$22	$24	$(2)
Total Swap Agreements	$(11,241)	$11,090	$5,242	$(5,393)
(l)

Securities with an aggregate market value of $11,409 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,443	$0	$1,443
Corporate Bonds & Notes
Banking & Finance	0	33,077	0	33,077
Industrials	0	4,430	0	4,430
U.S. Government Agencies	0	9,236,257	0	9,236,257
U.S. Treasury Obligations	0	1,150,212	0	1,150,212
Non-Agency Mortgage-Backed Securities	0	1,411,282	66,336	1,477,618
Asset-Backed Securities	0	2,054,971	11,925	2,066,896
Short-Term Instruments
Repurchase Agreements	0	10,299	0	10,299
U.S. Treasury Bills	0	2,873	0	2,873
U.S. Treasury Cash Management Bills	0	6,235	0	6,235

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2020 (Unaudited)

$0	$13,911,079	$78,261	$13,989,340
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,461	$0	$0	$50,461
Total Investments	$50,461	$13,911,079	$78,261	$14,039,801
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(996,105)	$0	$(996,105)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	107	8	0	115
Over the counter	0	8,822	0	8,822
$107	$8,830	$0	$8,937
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(594)	(2,037)	0	(2,631)
Over the counter	0	(13,321)	(15)	(13,336)
$(594)	$(15,358)	$(15)	$(15,967)
Total Financial Derivative Instruments	$(487)	$(6,528)	$(15)	$(7,030)
Totals	$49,974	$12,908,446	$78,246	$13,036,666

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$70,648	$0	$(3,460)	$(45)	$(124)	$(683)	$0	$0	$66,336	$(381)
Asset-Backed Securities	11,051	0	(344)	0	0	1,218	0	0	11,925	1,139
$81,699	$0	$(3,804)	$(45)	$(124)	$535	$0	$0	$78,261	$758
Financial Derivative Instruments – Liabilities
Over the counter	$0	$0	$(15)	$0	$0	$0	$0	$0	$(15)	$0
Totals	$81,699	$0	$(3,819)	$(45)	$(124)	$535	$0	$0	$78,246	$758
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$66,336	Proxy Pricing	Base Price	103.375 - 111.375	109.582
Asset-Backed Securities	11,925	Other Valuation Techniques(2)	—	—	—
Financial Derivative Instruments – Liabilities
Over the counter	(15)	Other Valuation Techniques(2)	—	—	—
Total	$78,246
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

As of December 31, 2020 there were no open written options.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.3% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.2%
Preferred Term Securities Ltd. 1.096% (US0003M + 0.860%) due 07/03/2033 ~	$375	$364
INDUSTRIALS 0.4%
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	834	772
Total Corporate Bonds & Notes (Cost $1,130)		1,136
U.S. GOVERNMENT AGENCIES 135.4%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	1	1
0.200% due 02/25/2043 •(a)	220	2
0.210% due 12/25/2036 •	605	599
0.268% due 03/25/2034 •	102	102
0.298% due 08/25/2034 •	9	9
0.390% due 06/25/2033 •	13	13
0.410% due 06/25/2032 •	68	66
0.446% due 11/25/2032 •	27	27
0.448% due 12/25/2048 •	674	677
0.548% due 03/25/2049	507	510
0.558% due 04/18/2028 •	1	1
0.598% due 05/25/2023 - 07/25/2036 •	387	390
0.599% due 08/25/2050 •	453	456
0.648% due 03/25/2032 - 11/25/2059 •	2,079	2,097
0.798% due 02/25/2024 •	31	31
0.808% due 04/25/2037 •	527	508
1.148% due 04/25/2032 •	51	52
1.640% due 03/01/2032 •	8	8
1.759% due 08/01/2027 •	28	28
1.800% due 05/01/2035 •	9	9
1.801% due 05/01/2035 •	78	81
1.875% due 11/01/2034 •	5	5
1.936% due 12/01/2034 •	2	2
1.944% due 08/01/2042 •	306	309
1.944% due 03/01/2044 - 10/01/2044 •	166	168
1.955% due 01/01/2035 •	63	65
1.970% due 09/01/2034 •	97	97
1.971% due 10/01/2035 •	16	16
1.993% due 10/25/2046 ~(a)	31	2
2.038% due 02/01/2035 •	10	10
2.094% due 01/01/2035 •	17	17
2.104% due 10/01/2035 •	5	5
2.114% due 01/01/2035 •	12	12
2.147% due 07/25/2052 ~(a)	117	6
2.162% due 01/01/2035 •	21	22
2.260% due 10/01/2028 - 12/01/2034 •	131	131
2.280% due 11/01/2035 •	9	9
2.306% due 01/25/2022 ~(a)	1,095	10
2.316% due 04/25/2055 - 08/25/2055 ~(a)	301	17
2.317% due 08/25/2054 ~(a)	156	11
2.326% due 07/25/2044 ~(a)	99	5
2.338% due 07/25/2044 - 01/25/2045 ~(a)	207	11
2.358% due 01/25/2031 ~(a)	1,750	259
2.362% due 09/01/2035 •	13	13
2.397% due 03/25/2045 ~(a)	98	5
2.410% due 03/01/2035 •	3	3
2.439% due 07/25/2045 ~(a)	393	26
2.500% due 07/01/2046 - 12/01/2046	406	424
2.594% due 09/25/2045 ~(a)	102	8
2.661% due 11/01/2035 •	22	22
2.675% due 02/01/2036 •	223	223
2.690% due 08/25/2044 ~(a)	75	4
2.693% due 10/01/2037 •	567	597
2.700% due 06/01/2030 •	1	1
2.742% due 05/25/2035 ~	58	59
2.797% due 07/01/2035 •	27	28
2.840% due 05/01/2038 •	391	412
2.944% due 07/25/2039	372	389

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

2.954% due 07/01/2035 •	39	42
2.996% due 01/01/2036 •	137	145
3.000% due 07/25/2045 - 02/01/2057	2,685	2,815
3.000% due 04/25/2046 (a)	293	17
3.005% due 10/01/2032 •	106	106
3.056% due 09/01/2041 •	136	143
3.270% due 02/01/2035 •	30	31
3.333% due 01/01/2035 •	14	14
3.354% due 03/01/2035 •	5	5
3.376% due 05/01/2035 •	30	31
3.416% due 04/01/2035 •	37	37
3.438% due 05/01/2035 •	52	55
3.452% due 07/01/2035 •	10	10
3.491% due 03/01/2035 •	9	10
3.500% due 03/25/2044 - 01/01/2057	2,016	2,198
3.500% due 04/25/2046 (a)	216	9
3.538% due 11/01/2048 •	741	781
3.545% due 12/01/2034 •	4	4
3.575% due 02/01/2026	500	539
3.598% due 02/01/2035 •	10	10
3.624% due 04/01/2033 •	20	21
3.631% due 02/01/2035 •	18	19
3.647% due 02/01/2035 •	14	15
3.715% due 02/01/2035 •	8	8
3.790% due 02/01/2042 •	68	71
4.000% due 06/01/2033 - 11/25/2045	1,189	1,351
4.500% due 09/01/2033 - 04/01/2059	2,373	2,777
5.452% due 06/25/2044 •(a)	573	79
5.768% due 04/25/2043 - 06/25/2043 •	838	872
5.778% due 06/25/2043 •	438	458
5.852% due 11/25/2049 •(a)	131	23
6.437% due 11/25/2035 •(a)	904	159
6.500% due 09/25/2023 - 01/25/2032	40	46
6.500% due 04/25/2038 (a)	21	5
7.000% due 09/25/2023	3	3
7.750% due 08/25/2022	2	2
8.000% due 07/25/2034	328	415
8.048% due 07/25/2043 •	1,041	1,230
8.972% due 10/25/2045 •	134	156
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	1,549	1,396
0.409% due 05/15/2035 •	29	28
0.483% due 11/25/2021 •	68	68
0.499% due 10/15/2037 - 04/15/2038 •	670	669
0.499% due 08/15/2040 - 10/15/2040 •	3,448	3,453
0.503% due 09/25/2021 •	14	14
0.609% due 12/15/2031 •	47	47
0.659% due 09/15/2030 •	5	5
0.659% due 06/15/2042 •	371	375
0.738% due 01/25/2023 ~(a)	20,548	243
0.957% due 11/25/2022 ~(a)	9,398	131
1.178% due 04/25/2021 ~(a)	4,401	5
1.944% due 02/25/2045 •	126	127
2.197% due 10/15/2037 ~(a)	34	1
2.349% due 11/01/2036 •	115	121
2.359% due 10/15/2037 ~(a)	14	1
2.404% due 11/01/2031 •	8	8
2.423% due 11/15/2040 •	244	234
2.459% due 11/15/2038 ~(a)	89	5
2.484% due 09/01/2034 •	217	229
2.492% due 10/15/2041 ~(a)	68	3
2.500% due 01/15/2045 - 09/01/2046	695	726
2.540% due 09/01/2035 •	90	91
2.580% due 08/15/2041 ~(a)	27	1
2.621% due 06/15/2038 ~(a)	62	4
2.690% due 11/15/2036 ~(a)	82	5
2.712% due 03/15/2037 ~(a)	31	2
2.713% due 01/01/2034 •	5	5
2.739% due 05/15/2037 ~(a)	29	1
2.819% due 02/15/2038 ~(a)	63	3
2.846% due 08/15/2036 ~(a)	65	3
3.000% due 06/15/2037 - 12/25/2046	5,226	5,617
3.090% due 08/01/2036 •	13	13
3.149% due 10/01/2039 •	376	396
3.241% due 05/01/2032 •	8	8
3.499% due 02/01/2035 •	2	2
3.500% due 12/15/2022 - 12/01/2048	1,780	1,877
3.500% due 01/15/2043 - 08/15/2045 (a)	804	84
3.565% due 06/01/2035 •	20	21
3.625% due 03/01/2035 •	8	8
3.727% due 01/01/2035 •	14	15
3.730% due 02/01/2028 •	12	12
3.750% due 04/01/2035 •	42	44
3.759% due 02/01/2035 •	3	3
3.783% due 02/01/2035 •	9	10
3.900% due 03/01/2035 •	3	3

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 03/15/2042 - 05/15/2048	3,458	3,914
4.000% due 09/15/2045 - 04/15/2046 (a)	1,651	253
4.500% due 04/01/2039 - 04/01/2044	419	468
4.500% due 06/01/2041	102	116
5.000% due 09/01/2033 - 03/01/2049	2,473	2,834
5.000% due 07/01/2040	14	17
5.500% due 04/01/2027	33	37
5.500% due 06/01/2027 - 09/01/2039	1,242	1,470
5.500% due 10/15/2035 (a)	140	28
6.000% due 02/01/2024 - 05/01/2040	873	1,025
6.000% due 11/01/2027	21	23
6.041% due 01/15/2043 •(a)	1,488	271
6.500% due 12/15/2023 - 03/15/2029	108	140
6.500% due 03/15/2024 - 05/15/2028	103	115
7.000% due 05/15/2037	483	639
8.000% due 06/15/2026	2	2
11.854% due 05/15/2035 •	137	187
15.381% due 05/15/2041 •	199	310
Ginnie Mae
0.000% due 12/20/2036 (b)(c)	176	163
0.490% due 02/20/2068 •	64	64
0.570% due 05/20/2065 •	43	43
0.620% due 03/20/2061 •	36	36
0.780% due 01/20/2065 •	59	59
0.860% due 09/20/2063 •	686	691
0.890% due 09/20/2065 •	747	756
1.140% due 04/20/2063 - 08/20/2063 •	2,336	2,369
1.202% due 08/20/2070 •	1,201	1,254
1.402% due 10/20/2070 ~	1,374	1,444
1.440% due 09/20/2063 •	570	579
2.000% due 03/20/2043	70	73
2.104% due 09/20/2045 ~(a)	171	6
2.247% due 11/20/2045 ~(a)	152	7
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	4	4
2.282% due 12/20/2045 ~(a)	141	5
2.358% due 06/20/2043 ~(a)	114	5
2.376% due 06/20/2042 ~(a)	132	6
2.426% due 06/20/2042 ~(a)	121	6
3.000% due 05/20/2039 (a)	97	2
3.000% due 02/15/2043 - 08/20/2050	12,029	12,727
3.500% due 02/15/2042 - 03/20/2048	7,368	8,073
3.500% due 08/20/2042 (a)	301	36
4.000% due 03/15/2045 - 04/20/2048	3,370	3,648
4.000% due 06/20/2045 (a)	720	85
4.070% due 01/15/2050	1,205	1,205
4.500% due 07/15/2039 - 02/20/2049	2,266	2,509
5.000% due 11/20/2034 - 12/20/2048	2,126	2,387
5.000% due 08/20/2045 •	85	97
5.500% due 09/15/2033 - 12/15/2039	158	186
6.000% due 05/20/2042	45	52
6.500% due 07/15/2024 - 08/15/2038	311	362
8.972% due 09/20/2045 •	138	175
Ginnie Mae, TBA
2.000% due 03/01/2051	4,500	4,691
2.500% due 03/01/2051	8,550	9,016
3.000% due 01/01/2051	2,000	2,082
3.000% due 03/01/2051	8,950	9,364
3.500% due 01/01/2051	1,200	1,259
4.000% due 01/01/2051 - 02/01/2051	11,350	12,092
4.500% due 02/01/2051	50	54
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 09/01/2029	274	288
2.500% due 06/01/2028 - 11/01/2050	4,147	4,387
3.000% due 06/01/2029 - 03/01/2050	10,739	11,387
3.000% due 04/01/2031	702	755
3.000% due 03/01/2050 - 06/01/2050 (f)	9,828	10,501
3.500% due 12/01/2033 - 03/01/2050	8,395	9,112
3.500% due 05/01/2035	1,233	1,308
4.000% due 07/01/2033 - 09/01/2050	15,972	17,594
4.000% due 10/01/2048 (f)	2,681	2,889
4.500% due 07/01/2039 - 04/01/2049	2,998	3,311
5.000% due 06/01/2021 - 06/01/2023	44	47
5.500% due 08/01/2024 - 12/01/2048	630	726
6.000% due 03/01/2022 - 11/01/2040	502	579
6.000% due 09/01/2035 - 07/01/2036	396	474
6.500% due 11/01/2028 - 11/01/2037	521	600
7.500% due 09/01/2034	1	1
Uniform Mortgage-Backed Security, TBA
1.500% due 02/01/2036	3,000	3,083
2.000% due 03/01/2036	12,500	13,041
2.000% due 01/01/2051 - 03/01/2051	31,200	32,298
2.500% due 01/01/2036	7,850	8,187
2.500% due 02/01/2051	6,300	6,629
3.000% due 01/01/2036	1,700	1,784
3.500% due 01/01/2036	500	530
3.500% due 01/01/2051 - 02/01/2051	15,600	16,512

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 01/01/2036	600	637
4.000% due 01/01/2051	2,850	3,044
4.500% due 01/01/2036 - 01/01/2051	3,800	4,085
5.000% due 01/01/2051	2,000	2,214
Total U.S. Government Agencies (Cost $279,149)		285,423
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
BAMLL Commercial Mortgage Securities Trust 1.359% due 03/15/2034 •	1,000	989
Banc of America Funding Trust
0.732% due 05/20/2035 ^•	31	29
3.500% due 01/20/2047 ^~	196	186
Banc of America Mortgage Trust 3.614% due 07/20/2032 ~	6	6
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.428% due 01/25/2035 •	14	14
Citigroup Commercial Mortgage Trust
2.109% due 02/15/2039 •	781	788
4.149% due 01/10/2036	1,000	1,089
Citigroup Mortgage Loan Trust 0.948% due 08/25/2035 ^•	381	350
Countrywide Alternative Loan Trust
0.352% due 07/20/2046 ^•	59	47
0.398% due 10/25/2046 ^•	60	45
0.432% due 09/20/2046 •	306	208
0.488% due 10/25/2046 ^•	339	251
0.568% due 05/25/2035 •	293	274
0.648% due 09/25/2046 ^•	403	319
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •	98	92
0.828% due 03/25/2036 •	19	10
0.848% due 02/25/2036 ^•	7	2
1.068% due 09/25/2034 •	95	71
2.460% due 06/19/2031 ~	27	27
2.627% due 04/25/2035 ~	363	317
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058	688	691
GreenPoint Mortgage Funding Trust
0.348% due 10/25/2046 ^•	211	183
0.348% due 12/25/2046 ^•	262	244
0.468% due 09/25/2046 ^•	352	306
0.488% due 10/25/2046 ^•	338	254
0.688% due 04/25/2036 ^•	11	20
GSR Mortgage Loan Trust 0.668% due 08/25/2046 •	220	132
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •	705	635
0.532% due 07/21/2036 •	20	22
0.630% due 03/19/2036 ^•	29	28
HomeBanc Mortgage Trust 0.508% due 12/25/2036 •	47	47
IndyMac Mortgage Loan Trust
0.348% due 11/25/2046 •	172	159
0.548% due 06/25/2046 •	80	70
3.259% due 08/25/2036 ~	2,124	2,052
JPMorgan Mortgage Trust 1.048% due 11/25/2049 •	460	462
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	620	675
4.250% due 09/29/2046 «	1,102	1,227
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	702	755
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	358	360
Lehman XS Trust 0.468% due 11/25/2046 ^•	344	281
MASTR Adjustable Rate Mortgages Trust
0.748% due 05/25/2047 ^•	224	371
0.828% due 05/25/2047 ^•	276	305
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•	967	54
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.859% due 11/15/2031 •	35	35
MFA Trust 1.381% due 04/25/2065 ~	943	945
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,535	1,616
2.750% due 11/25/2059 ~	884	931
Residential Accredit Loans, Inc. Trust
0.348% due 12/25/2046 ^•	144	129
0.378% due 05/25/2037 ^•	24	19
0.688% due 05/25/2046 ^•	100	86
3.298% due 08/25/2035 ^~	176	99
Sequoia Mortgage Trust
0.852% due 10/19/2026 •	28	28

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

0.912% due 10/20/2027 •	4	4
Structured Asset Mortgage Investments Trust 0.812% due 09/19/2032 •	13	13
Thornburg Mortgage Securities Trust 2.635% due 10/25/2046 •	89	88
UBS-Barclays Commercial Mortgage Trust 1.106% due 04/10/2046 ~(a)	2,925	56
WaMu Mortgage Pass-Through Certificates Trust
0.648% due 07/25/2044 •	70	69
1.198% due 12/25/2045 •	286	215
Washington Mutual Mortgage Pass-Through Certificates Trust
0.648% due 07/25/2046 ^•	1	1
1.329% due 12/25/2046 •	156	134
Total Non-Agency Mortgage-Backed Securities (Cost $17,701)		18,915
ASSET-BACKED SECURITIES 12.1%
ACE Securities Corp. Home Equity Loan Trust 0.288% due 07/25/2036 •	1,454	1,196
Aegis Asset-Backed Securities Trust 0.848% due 03/25/2035 •	700	695
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •	7	6
AMRESCO Residential Securities Corp. Mortgage Loan Trust 0.778% due 09/25/2028 •	31	31
Benefit Street Partners CLO Ltd. 1.468% due 01/20/2029 •	800	801
Centex Home Equity Loan Trust 0.448% due 01/25/2032 •	10	10
CIT Group Home Equity Loan Trust 0.688% due 06/25/2033 •	13	13
Citigroup Mortgage Loan Trust 0.308% due 12/25/2036 •	752	525
Conseco Finance Home Equity Loan Trust 1.659% due 05/15/2032 •	60	60
Countrywide Asset-Backed Certificates
0.288% due 04/25/2047 •	153	149
0.328% due 06/25/2047 •	548	546
0.398% due 02/25/2036 •	680	638
0.398% due 03/25/2037 •	100	94
Crown Point CLO Ltd. 1.158% due 07/17/2028 •	2,669	2,665
EMC Mortgage Loan Trust 1.648% due 08/25/2040 •	44	44
Figueroa CLO Ltd. 1.137% due 01/15/2027 •	374	374
Fremont Home Loan Trust 0.283% due 10/25/2036 •	604	551
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •	1,200	1,200
GSAA Home Equity Trust 0.448% due 03/25/2037 •	227	129
GSAMP Trust
0.278% due 12/25/2046 •	506	325
0.288% due 12/25/2036 •	964	608
Home Equity Asset Trust 0.748% due 11/25/2032 •	3	2
HSI Asset Securitization Corp. Trust 0.288% due 01/25/2037 •	379	325
Jamestown CLO Ltd. 1.438% due 01/17/2027 •	759	760
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	266	268
3.750% due 04/25/2059 þ	703	711
Morgan Stanley ABS Capital, Inc. Trust
0.218% due 10/25/2036 •	500	325
0.278% due 01/25/2037 •	1,081	599
Morgan Stanley Mortgage Loan Trust 0.508% due 04/25/2037 •	620	298
Mountain View CLO Ltd. 1.320% due 10/16/2029 •	1,000	995
Option One Mortgage Loan Trust 0.288% due 01/25/2037 •	745	558
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 ~	895	900
Residential Asset Securities Corp. Trust 0.398% due 11/25/2036 ^•	730	678
Saxon Asset Securities Trust 1.898% due 12/25/2037 •	203	194
Securitized Asset-Backed Receivables LLC Trust 0.578% due 01/25/2035 •	408	387
Structured Asset Investment Loan Trust
0.768% due 01/25/2036 •	1,063	976
1.078% due 06/25/2035 •	2,000	1,947
Towd Point Mortgage Trust
1.148% due 05/25/2058 •	487	491

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

1.636% due 04/25/2060 ~	1,307	1,331
2.710% due 01/25/2060 ~	1,189	1,232
United National Home Loan Owner Trust 7.410% due 03/25/2025 ^þ	21	21
Utah State Board of Regents 0.900% due 01/25/2057 •	905	906
Venture CLO Ltd. 1.254% due 08/28/2029 •	1,000	997
Total Asset-Backed Securities (Cost $24,927)		25,561
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		390
U.S. TREASURY BILLS 0.0%
0.094% due 01/19/2021 (c)(d)(i)	32	32
Total Short-Term Instruments (Cost $422)		422
Total Investments in Securities (Cost $323,329)		331,457
	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	1,331,437	13,129
Total Short-Term Instruments (Cost $13,128)		13,129
Total Investments in Affiliates (Cost $13,128)		13,129
Total Investments 163.5% (Cost $336,457)		$344,586
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $363)		(169)
Other Assets and Liabilities, net (63.5)%		(133,657)
Net Assets 100.0%		$210,760

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Principal only security.
(c)									Zero coupon security.
(d)									Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021		$390	U.S. Treasury Bills 0.000% due 12/30/2021		$(398)	$390	$390
Total Repurchase Agreements								$(398)	$390	$390
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS				0.180%		12/14/2020	01/14/2021	$(13,048)		$(13,050)
				0.190		12/18/2020	01/14/2021	(9,042)		(9,043)
Total Reverse Repurchase Agreements										$(22,093)
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.6)%
Ginnie Mae, TBA						4.000%	01/01/2051	$100	$(106)	$(106)
Ginnie Mae, TBA						4.500	01/01/2051	2,000	(2,185)	(2,202)
Uniform Mortgage-Backed Security, TBA						2.500	02/01/2051	8,200	(8,601)	(8,628)
Uniform Mortgage-Backed Security, TBA						2.500	03/01/2051	5,500	(5,765)	(5,779)
Uniform Mortgage-Backed Security, TBA						3.000	01/01/2051	9,355	(9,786)	(9,801)
Total Short Sales (12.6)%									$(26,443)	$(26,516)
(f)									Securities with an aggregate market value of $22,743 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(11,180) at a weighted average interest rate of 0.378%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures				03/2021	50	$6,308		$14	$2	$0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2021	24	3,753		(6)	5	0
								$8	$7	$0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	110	$(15,189)	$(30)	$0	$(12)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	8	(1,709)	33	0	(6)
$3	$0	$(18)
Total Futures Contracts	$11	$7	$(18)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	3-Month USD-LIBOR	0.250%	Semi-Annual	06/16/2023	$2,600	$(1)	$(1)	$(2)	$0	$0
Receive(1)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	32,300	51	(42)	9	0	(21)
Pay(1)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	1,300	(28)	2	(26)	2	0
Receive(1)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	14,000	361	(32)	329	0	(18)
Total Swap Agreements	$383	$(73)	$310	$2	$(39)
Cash of $1,904 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470%	11/01/2021	7,900	$6	$5
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.068	02/08/2021	1,000	4	4
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	1,800	11	14
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	1,900	15	1
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.585	08/06/2021	1,000	4	5
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.461	08/31/2021	8,500	6	3
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	7,900	6	5
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	8,400	6	5
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.381	02/10/2021	1,500	2	1
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	3,300	20	2
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.413	08/20/2021	1,800	1	1
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.420	08/23/2021	9,000	6	3
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.446	08/31/2021	9,000	6	4
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	700	5	0
$98	$53
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$57.500	01/07/2021	10,000	$1	$0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	65.000	01/07/2021	10,000	0	0
$1	$0
Total Purchased Options	$99	$53

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	1,500	$(5)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	2,000	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	3,500	(11)	(3)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	2,000	(7)	(14)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	2,100	(9)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,500	(6)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	2,000	(3)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	3,500	(8)	(16)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	2,000	(4)	(10)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	2,000	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	2,000	(12)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	2,000	(5)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	2,000	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	2,000	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	2,000	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	2,000	(2)	(3)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	1,000	(3)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	3,000	(9)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	1,000	(3)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	500	(1)	(2)
Total Written Options	$(119)	$(99)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480%	Maturity	02/05/2021	$10,000	$0	$(9)	$0	$(9)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.473	Maturity	02/08/2021	5,000	0	(4)	0	(4)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2021	5,000	0	(2)	0	(2)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.485	Maturity	02/18/2021	20,000	0	(21)	0	(21)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	02/19/2021	5,000	0	(4)	0	(4)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.460	Maturity	03/04/2021	5,000	0	(4)	0	(4)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.483	Maturity	03/16/2021	10,000	0	(12)	0	(12)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.463	Maturity	03/18/2021	10,000	0	(10)	0	(10)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.468	Maturity	03/18/2021	10,000	0	(10)	0	(10)
$0	$(76)	$0	$(76)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	53,544	0.154% (1-Month USD-LIBOR)	Monthly	01/12/2038	$348	$0	$1	$1	$0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Total Swap Agreements	$0	$(75)	$1	$(76)
(i)

Securities with an aggregate market value of $32 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$364	$0	$364
Industrials	0	772	0	772
U.S. Government Agencies	0	285,423	0	285,423
Non-Agency Mortgage-Backed Securities	0	16,258	2,657	18,915
Asset-Backed Securities	0	25,561	0	25,561
Short-Term Instruments
Repurchase Agreements	0	390	0	390
U.S. Treasury Bills	0	32	0	32
$0	$328,800	$2,657	$331,457
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,129	$0	$0	$13,129
Total Investments	$13,129	$328,800	$2,657	$344,586
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(26,516)	$0	$(26,516)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	2	0	9
Over the counter	0	54	0	54
$7	$56	$0	$63
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(39)	0	(57)
Over the counter	0	(170)	(5)	(175)
$(18)	$(209)	$(5)	$(232)
Total Financial Derivative Instruments	$(11)	$(153)	$(5)	$(169)
Totals	$13,118	$302,131	$2,652	$317,901

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,801	$0	$(127)	$(2)	$(4)	$(11)	$0	$0	$2,657	$(3)
$2,801	$0	$(127)	$(2)	$(4)	$(11)	$0	$0	$2,657	$(3)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(5)	$0	$0	$0	$0	$0	$(5)	$0
Totals	$2,801	$0	$(132)	$(2)	$(4)	$(11)	$0	$0	$2,652	$(3)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$2,657	Proxy Pricing	Base Price	107.500 - 111.375	109.575
Financial Derivative Instruments - Liabilities
Over the counter	(5)	Other Valuation Techniques(2)	-	-

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Total	$2,652
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Multi-Strategy Alternative Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 20.6% ¤
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 1.1%
Barclays PLC 1.601% (US0003M + 1.380%) due 05/16/2024 ~	$200	$203
Deutsche Bank AG 1.463% (US0003M + 1.230%) due 02/27/2023 ~	100	100
Natwest Group PLC 4.892% due 05/18/2029 •	200	241
Wells Fargo & Co. 2.393% due 06/02/2028 •	100	106
		650
INDUSTRIALS 0.4%
Boeing Co. 2.750% due 02/01/2026	6	6
Woodside Finance Ltd. 4.600% due 05/10/2021	200	201
		207
UTILITIES 0.0%
Pacific Gas & Electric Co. 4.550% due 07/01/2030	6	7
Total Corporate Bonds & Notes (Cost $823)		864
U.S. GOVERNMENT AGENCIES 3.6%
Uniform Mortgage-Backed Security 3.500% due 06/01/2049	312	329
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	600	621
2.500% due 03/01/2051	700	735
4.500% due 01/01/2051	400	434
Total U.S. Government Agencies (Cost $2,106)		2,119
U.S. TREASURY OBLIGATIONS 8.1%
U.S. Treasury Bonds
3.000% due 02/15/2048	300	393
3.000% due 02/15/2049	200	264
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	805	820
0.125% due 04/15/2022	321	328
0.125% due 07/15/2030	305	342
1.000% due 02/15/2049	264	371
1.375% due 02/15/2044	112	161
U.S. Treasury Notes
1.750% due 12/31/2024	50	53
2.625% due 02/15/2029	1,750	2,008
Total U.S. Treasury Obligations (Cost $4,165)		4,740
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Impac Secured Assets Trust 0.308% due 03/25/2037 ^•	63	61
MortgageIT Trust 0.668% due 12/25/2035 •	81	81
Residential Asset Securitization Trust 6.000% due 04/25/2036 ^	106	76
Residential Funding Mortgage Securities, Inc. Trust 4.108% due 04/25/2037 ~	76	69
Total Non-Agency Mortgage-Backed Securities (Cost $295)		287
ASSET-BACKED SECURITIES 0.8%
Aames Mortgage Investment Trust 0.628% due 04/25/2036 •	183	169
Bear Stearns Asset-Backed Securities Trust 1.198% due 08/25/2037 •	131	120

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

Countrywide Asset-Backed Certificates
0.298% due 05/25/2037 •	20	20
0.388% due 04/25/2037 •	102	91
GSAMP Trust 1.123% due 03/25/2035 ^•	102	95
Total Asset-Backed Securities (Cost $470)		495
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ	17	7
0.125% due 07/09/2035 þ	31	11
0.125% due 07/09/2041 þ	150	57
1.000% due 07/09/2029	4	2
Saudi Government International Bond 4.000% due 04/17/2025	200	224
Total Sovereign Issues (Cost $294)		301
SHORT-TERM INSTRUMENTS 5.6%
REPURCHASE AGREEMENTS (e) 0.8%		462
U.S. TREASURY BILLS 4.8%
0.082% due 01/05/2021 - 02/11/2021 (a)(b)	2,841	2,841
Total Short-Term Instruments (Cost $3,303)		3,303
Total Investments in Securities (Cost $11,456)		12,109
	SHARES
INVESTMENTS IN AFFILIATES 80.9%
MUTUAL FUNDS (d) 73.7%
PIMCO CommoditiesPLUS® Strategy Fund	95,360	471
PIMCO Credit Opportunities Bond Fund	1,020,567	10,206
PIMCO Dynamic Bond Fund	679,104	7,341
PIMCO Mortgage Opportunities and Bond Fund	855,732	9,396
PIMCO Preferred and Capital Securities Fund	45,420	504
PIMCO RAE Worldwide Long/Short PLUS Fund	471,224	3,855
PIMCO RealEstateRealReturn Strategy Fund	72,761	606
PIMCO TRENDS Managed Futures Strategy Fund	1,074,759	11,059
Total Mutual Funds (Cost $41,541)		43,438
SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	431,012	4,250
Total Short-Term Instruments (Cost $4,250)		4,250
Total Investments in Affiliates (Cost $45,791)		47,688
Total Investments 101.5% (Cost $57,247)		$59,797
Financial Derivative Instruments (f)(g) (0.3)%(Cost or Premiums, net $(387))		(162)
Other Assets and Liabilities, net (1.2)%		(734)
Net Assets 100.0%		$58,901

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$462	U.S. Treasury Bills 0.000% due 12/30/2021	$(471)	$462	$462
Total Repurchase Agreements	$(471)	$462	$462
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)
Sovereign Issues (0.4)%
Canada Government International Bond	2.750%	12/01/2048	CAD	200	$(206)	$(217)
Total Short Sales (0.4)%	$(206)	$(217)
(1)	Payable for short sales includes $1 of accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro Stoxx 50 DVD Active Contract December Futures	12/2021	38	$394	$42	$2	$0
U.S. Treasury 10-Year Note March Futures	03/2021	18	2,485	5	2	0
$47	$4	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro STOXX 50 March Futures	03/2021	6	$(260)	$(3)	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2021	9	(1,989)	(2)	0	0
U.S. Treasury 5-Year Note March Futures	03/2021	15	(1,892)	(6)	0	(1)
U.S. Treasury 30-Year Bond March Futures	03/2021	19	(3,291)	28	0	(7)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	1	(214)	1	0	(1)
VSTOXX Mini February Futures	02/2021	10	(29)	(2)	0	(1)
VSTOXX Mini January Futures	01/2021	15	(41)	(2)	0	0
VSTOXX Mini March Futures	03/2021	5	(14)	(1)	0	0
$13	$1	$(10)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

Total Futures Contracts								$60		$5	$(10)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(4)
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-34 5-Year Index	5.000%		Quarterly	06/20/2025		$460	$(19)	$62	$43	$1	$0
CDX.IG-35 5-Year Index	1.000		Quarterly	12/20/2025		200	4	1	5	0	0
iTraxx Crossover 34 5-Year Index	5.000		Quarterly	12/20/2025	EUR	100	15	0	15	0	0
							$0	$63	$63	$1	$0
INTEREST RATE SWAPS
										Variation Margin(4)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	12/16/2022	GBP	2,500	$22	$(1)	$21	$2	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025		700	(22)	(2)	(24)	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030		2,075	(79)	(19)	(98)	0	(6)
Pay	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2050		500	27	12	39	6	0
Receive	1-Day INR-MIBOR Compounded-OIS	3.965	Semi-Annual	09/16/2025	INR	55,900	0	19	19	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.110	Semi-Annual	09/16/2025		35,400	0	(9)	(9)	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.160	Semi-Annual	09/16/2025		19,500	0	(4)	(4)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	4.175	Semi-Annual	09/16/2025		10,500	0	2	2	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.368	Semi-Annual	09/16/2025		22,400	0	(2)	(2)	0	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	4.425	Semi-Annual	03/17/2026		36,100	0	6	6	0	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	4.555	Semi-Annual	03/17/2026		7,100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	5.657	Maturity	01/02/2023	BRL	3,300	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	5.875	Maturity	01/02/2023		2,100	0	23	23	0	0
Pay	1-Year BRL-CDI	6.280	Maturity	01/02/2023		1,900	0	26	26	0	0
Pay	1-Year BRL-CDI	6.335	Maturity	01/02/2023		2,500	0	34	34	0	0
Pay	1-Year BRL-CDI	8.170	Maturity	01/02/2023		6,000	4	142	146	0	0
Receive	1-Year BRL-CDI	9.835	Maturity	01/02/2023		1,900	(54)	(20)	(74)	0	0
Receive	1-Year BRL-CDI	5.580	Maturity	01/02/2025		2,400	0	(9)	(9)	0	0
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025		500	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	5.985	Maturity	01/02/2025		3,200	0	15	15	0	0
Receive	1-Year BRL-CDI	6.238	Maturity	01/02/2025		1,200	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	6.305	Maturity	01/02/2025		3,000	0	26	26	0	0
Pay	1-Year BRL-CDI	6.335	Maturity	01/02/2025		2,300	0	20	20	0	0
Pay	1-Year BRL-CDI	6.515	Maturity	01/02/2025		1,800	0	14	14	0	0
Receive	1-Year BRL-CDI	6.610	Maturity	01/02/2025		2,400	0	(18)	(18)	0	0
Receive	1-Year BRL-CDI	6.765	Maturity	01/02/2025		3,400	0	(28)	(28)	0	0
Receive	1-Year BRL-CDI	6.912	Maturity	01/02/2025		1,100	0	(14)	(14)	0	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	12/16/2022	CAD	900	9	2	11	0	0
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023		100	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		200	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		2,400	77	(2)	75	1	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	12/16/2025		3,000	46	7	53	3	0
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/16/2030		2,500	(73)	15	(58)	0	(7)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	49	(8)	41	2	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2050		200	11	(7)	4	2	0
Pay	3-Month CNY-CNREPOFIX	1.950	Quarterly	09/16/2025	CNY	1,500	0	(7)	(7)	0	0
Receive	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		20,600	0	49	49	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	09/16/2025		8,400	0	(3)	(3)	1	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	3-Month CNY-CNREPOFIX	2.605	Quarterly	09/16/2025		2,600	0	1	1	0	0
Pay	3-Month CNY-CNREPOFIX	2.640	Quarterly	09/16/2025		1,000	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.642	Quarterly	12/16/2025		2,000	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.680	Quarterly	12/16/2025		2,200	0	1	1	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		200	0	0	0	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		200	0	0	0	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		200	0	0	0	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		300	0	0	0	0	0
Pay(5)	3-Month CNY-CNREPOFIX	2.885	Quarterly	03/17/2026		1,600	0	2	2	0	0
Receive(5)	3-Month CNY-CNREPOFIX	2.895	Quarterly	03/17/2026		400	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	4.865	Quarterly	12/19/2024	COP	909,400	0	21	21	0	0
Pay	3-Month COP-IBR Compounded-OIS	4.870	Quarterly	12/19/2024		1,491,100	1	33	34	0	0
Pay	3-Month COP-IBR Compounded-OIS	4.850	Quarterly	01/08/2025		220,100	0	5	5	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.585	Quarterly	02/21/2025		2,365,100	0	(49)	(49)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.710	Quarterly	04/02/2025		1,036,800	0	(25)	(25)	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.950	Quarterly	04/06/2025		984,300	0	(26)	(26)	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.353	Quarterly	05/21/2025		701,300	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.235	Quarterly	05/22/2025		459,300	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.250	Quarterly	05/26/2025		1,378,000	0	6	6	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.510	Quarterly	06/19/2025		1,447,800	0	10	10	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.455	Quarterly	06/23/2025		242,300	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.460	Quarterly	06/23/2025		260,500	0	2	2	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.110	Quarterly	07/22/2025		693,100	0	(2)	(2)	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.105	Quarterly	07/23/2025		939,800	0	(2)	(2)	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.100	Quarterly	07/24/2025		469,900	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.245	Quarterly	08/20/2025		1,125,500	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.270	Quarterly	08/20/2025		376,700	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.277	Quarterly	08/20/2025		677,900	0	3	3	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.155	Quarterly	11/06/2025		389,100	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.160	Quarterly	11/06/2025		389,100	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.075	Quarterly	11/30/2025		1,600,000	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	3.280	Quarterly	12/07/2025		672,000	0	(2)	(2)	0	0
Receive	3-Month KRW-KORIBOR	0.845	Quarterly	09/16/2025	KRW	699,100	0	8	8	0	0
Pay	3-Month KRW-KORIBOR	0.868	Quarterly	09/16/2025		171,300	0	(2)	(2)	0	0
Pay	3-Month KRW-KORIBOR	0.880	Quarterly	09/16/2025		265,600	0	(2)	(2)	0	0
Pay	3-Month KRW-KORIBOR	0.920	Quarterly	09/16/2025		1,588,600	0	(12)	(12)	0	0
Pay	3-Month KRW-KORIBOR	0.965	Quarterly	12/16/2025		246,800	0	(2)	(2)	0	0
Receive	3-Month KRW-KORIBOR	0.991	Quarterly	12/16/2025		3,114,000	0	17	17	0	(1)
Pay	3-Month KRW-KORIBOR	0.995	Quarterly	12/16/2025		362,400	0	(2)	(2)	0	0
Pay(5)	3-Month KRW-KORIBOR	1.085	Quarterly	03/17/2026		334,400	0	(1)	(1)	0	0
Pay	3-Month KRW-KORIBOR	1.040	Quarterly	12/16/2030		345,000	0	(7)	(7)	0	0
Pay	3-Month KRW-KORIBOR	1.065	Quarterly	12/16/2030		423,900	0	(8)	(8)	1	0
Pay	3-Month KRW-KORIBOR	1.075	Quarterly	12/16/2030		277,900	0	(5)	(5)	0	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month KRW-KORIBOR	1.078	Quarterly	12/16/2030		553,500	0	(9)	(9)	1	0
Pay	3-Month KRW-KORIBOR	1.105	Quarterly	12/16/2030		1,533,800	0	(22)	(22)	2	0
Pay	3-Month KRW-KORIBOR	1.160	Quarterly	12/16/2030		1,509,900	0	(14)	(14)	2	0
Receive(5)	3-Month KRW-KORIBOR	1.225	Quarterly	03/17/2031		2,210,600	0	13	13	0	(2)
Pay(5)	3-Month KRW-KORIBOR	1.267	Quarterly	03/17/2031		260,700	0	(1)	(1)	0	0
Pay(5)	3-Month KRW-KORIBOR	1.269	Quarterly	03/17/2031		349,900	0	(1)	(1)	0	0
Pay	3-Month PLN-WIBOR	0.481	Annual	08/11/2025	PLN	900	0	(1)	(1)	1	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$5,900	58	8	66	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		11,330	(504)	57	(447)	0	(6)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		3,600	(105)	2	(103)	0	(2)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		2,900	153	(31)	122	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	(285)	43	(242)	0	(3)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		4,300	251	(105)	146	6	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		300	1	1	2	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		200	19	(14)	5	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		200	6	(14)	(8)	1	0
Pay	3-Month ZAR-JIBAR	7.045	Quarterly	06/18/2024	ZAR	20,600	0	136	136	5	0
Receive	3-Month ZAR-JIBAR	6.930	Quarterly	06/19/2024		15,300	0	(97)	(97)	0	(4)
Pay	3-Month ZAR-JIBAR	7.060	Quarterly	11/18/2024		18,400	0	132	132	5	0
Pay	3-Month ZAR-JIBAR	7.065	Quarterly	11/18/2024		13,600	1	97	98	4	0
Pay	3-Month ZAR-JIBAR	7.025	Quarterly	11/19/2024		5,900	0	42	42	2	0
Pay	3-Month ZAR-JIBAR	6.953	Quarterly	12/18/2024		8,500	0	57	57	2	0
Receive	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025		17,300	0	(120)	(120)	0	(5)
Pay	3-Month ZAR-JIBAR	6.610	Quarterly	02/19/2025		5,900	0	36	36	2	0
Pay	3-Month ZAR-JIBAR	7.110	Quarterly	04/07/2025		9,500	0	74	74	3	0
Receive	3-Month ZAR-JIBAR	6.370	Quarterly	04/17/2025		8,400	0	(47)	(47)	0	(2)
Receive	3-Month ZAR-JIBAR	5.240	Quarterly	05/19/2025		8,700	0	(20)	(20)	0	(2)
Receive	3-Month ZAR-JIBAR	5.030	Quarterly	08/07/2025		6,300	0	(9)	(9)	0	(2)
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		6,800	0	(7)	(7)	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.000	Semi-Annual	06/17/2025	AUD	900	21	0	21	0	0
Pay	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		2,100	7	42	49	0	(1)
Pay	6-Month CLP-CHILIBOR	2.340	Semi-Annual	01/22/2025	CLP	932,500	0	70	70	0	0
Receive	6-Month CLP-CHILIBOR	1.100	Semi-Annual	08/11/2025		243,100	2	2	4	0	0
Pay	6-Month CLP-CHILIBOR	1.697	Semi-Annual	12/07/2025		268,100	0	4	4	0	0
Pay	6-Month CLP-CHILIBOR	2.570	Semi-Annual	12/19/2026		442,300	0	30	30	0	0
Pay	6-Month CLP-CHILIBOR	2.750	Semi-Annual	02/21/2027		92,000	0	9	9	0	0
Receive	6-Month CLP-CHILIBOR	2.347	Semi-Annual	03/31/2027		93,600	0	(5)	(5)	0	0
Receive	6-Month CLP-CHILIBOR	1.670	Semi-Annual	05/22/2027		338,600	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	1.920	Semi-Annual	06/19/2027		229,600	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	1.655	Semi-Annual	08/20/2027		257,500	0	4	4	0	0
Receive	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024	CZK	41,800	19	(97)	(78)	0	0
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		11,400	(7)	(18)	(25)	0	0
Receive	6-Month CZK-PRIBOR	1.890	Annual	11/15/2024		14,400	(1)	(24)	(25)	0	0
Pay	6-Month CZK-PRIBOR	1.798	Annual	11/29/2024		29,100	(17)	61	44	0	(1)
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		2,200	0	5	5	0	0
Receive	6-Month CZK-PRIBOR	0.730	Annual	04/03/2025		2,900	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	0.690	Annual	04/21/2025		9,200	0	(5)	(5)	0	0
Pay	6-Month CZK-PRIBOR	0.475	Annual	05/21/2025		17,600	0	(18)	(18)	0	(1)
Receive	6-Month CZK-PRIBOR	0.649	Annual	06/19/2025		500	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		6,000	0	(3)	(3)	0	0
Receive	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		200	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	0.956	Annual	12/07/2025		6,600	0	(2)	(2)	0	0
Pay	6-Month CZK-PRIBOR	0.863	Annual	09/22/2030		14,600	1	(26)	(25)	0	(2)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/16/2022	EUR	1,000	0	0	0	0	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	6-Month EUR-EURIBOR	0.250	Annual	12/16/2025		1,900	(13)	(12)	(25)	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	12/16/2030		1,200	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	12/16/2050		300	(18)	(13)	(31)	0	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024	HUF	472,300	(14)	59	45	0	0
Pay	6-Month HUF-BBR	0.648	Annual	08/09/2024		190,200	(2)	(4)	(6)	0	0
Pay	6-Month HUF-BBR	0.810	Annual	11/11/2024		128,800	1	(3)	(2)	0	0
Receive	6-Month HUF-BBR	0.790	Annual	12/19/2024		326,500	0	7	7	0	0
Receive	6-Month HUF-BBR	1.050	Annual	12/19/2024		284,300	3	(7)	(4)	0	0
Receive	6-Month HUF-BBR	1.441	Annual	02/21/2025		203,200	0	(20)	(20)	0	0
Receive	6-Month HUF-BBR	1.120	Annual	04/03/2025		58,400	0	(2)	(2)	0	0
Receive	6-Month HUF-BBR	1.460	Annual	04/09/2025		122,100	0	(12)	(12)	0	0
Receive	6-Month HUF-BBR	1.650	Annual	04/14/2025		122,100	0	(16)	(16)	0	0
Receive	6-Month HUF-BBR	1.295	Annual	04/21/2025		72,800	0	(5)	(5)	0	0
Receive	6-Month HUF-BBR	1.335	Annual	04/22/2025		35,200	0	(3)	(3)	0	0
Receive	6-Month HUF-BBR	1.340	Annual	04/23/2025		79,000	0	(6)	(6)	0	0
Receive	6-Month HUF-BBR	1.025	Annual	05/21/2025		114,900	0	(3)	(3)	0	0
Receive	6-Month HUF-BBR	0.995	Annual	06/19/2025		132,500	0	(2)	(2)	0	0
Pay	6-Month HUF-BBR	0.811	Annual	08/11/2025		184,400	0	(5)	(5)	0	0
Pay	6-Month HUF-BBR	1.130	Annual	08/24/2025		109,500	0	3	3	0	0
Receive	6-Month HUF-BBR	1.188	Annual	09/22/2025		48,600	0	(2)	(2)	0	0
Pay	6-Month HUF-BBR	1.105	Annual	11/06/2025		197,500	1	1	2	0	0
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	12/16/2025	JPY	85,300	9	0	9	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	12/16/2030		149,400	8	(2)	6	0	0
Pay	6-Month PLN-WIBOR	2.250	Annual	03/20/2024	PLN	1,800	5	33	38	2	0
Receive	6-Month PLN-WIBOR	2.000	Annual	06/19/2024		1,600	(4)	(25)	(29)	0	(2)
Receive	6-Month PLN-WIBOR	1.665	Annual	12/19/2024		5,000	0	(64)	(64)	0	(7)
Pay	6-Month PLN-WIBOR	1.933	Annual	01/17/2025		3,500	(5)	76	71	5	0
Pay	6-Month PLN-WIBOR	1.813	Annual	02/21/2025		1,300	0	24	24	2	0
Receive	6-Month PLN-WIBOR	0.830	Annual	03/31/2025		400	0	(2)	(2)	0	(1)
Receive	6-Month PLN-WIBOR	0.858	Annual	04/01/2025		600	0	(3)	(3)	0	(1)
Receive	6-Month PLN-WIBOR	0.855	Annual	04/03/2025		1,000	0	(6)	(6)	0	(1)
Receive	6-Month PLN-WIBOR	0.830	Annual	04/07/2025		800	0	(4)	(4)	0	(1)
Receive	6-Month PLN-WIBOR	0.739	Annual	04/09/2025		1,000	0	(4)	(4)	0	(1)
Receive	6-Month PLN-WIBOR	0.575	Annual	04/21/2025		200	0	0	0	0	0
Receive	6-Month PLN-WIBOR	0.588	Annual	04/21/2025		1,300	0	(2)	(2)	0	(2)
Receive	6-Month PLN-WIBOR	0.598	Annual	04/22/2025		2,300	0	(5)	(5)	0	(3)
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		4,300	1	(12)	(11)	0	(6)
Pay	6-Month PLN-WIBOR	0.603	Annual	06/19/2025		1,400	0	2	2	2	0
Pay	6-Month PLN-WIBOR	0.570	Annual	06/22/2025		3,600	1	3	4	5	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		2,200	0	1	1	3	0
Pay	6-Month SGD-SOR	1.475	Semi-Annual	12/18/2024	SGD	300	0	10	10	0	0
Pay	6-Month SGD-SOR	1.488	Semi-Annual	03/18/2025		2,000	0	77	77	2	0
Receive	6-Month SGD-SOR	0.870	Semi-Annual	06/17/2025		800	0	(13)	(13)	0	(1)
Pay	6-Month SGD-SOR	0.880	Semi-Annual	06/17/2025		700	0	12	12	1	0
Receive	6-Month SGD-SOR	0.445	Semi-Annual	09/16/2025		600	0	(1)	(1)	0	(1)
Receive	6-Month SGD-SOR	0.513	Semi-Annual	09/16/2025		500	0	(2)	(2)	0	(1)
Pay	6-Month SGD-SOR	0.534	Semi-Annual	09/16/2025		200	0	1	1	0	0
Pay	6-Month SGD-SOR	0.645	Semi-Annual	09/16/2025		1,900	0	17	17	2	0
Pay	6-Month SGD-SOR	0.455	Semi-Annual	12/16/2025		300	0	0	0	0	0
Pay	6-Month SGD-SOR	0.480	Semi-Annual	12/16/2025		600	0	1	1	1	0
Pay	6-Month SGD-SOR	0.491	Semi-Annual	12/16/2025		300	0	1	1	0	0
Pay	6-Month SGD-SOR	0.503	Semi-Annual	12/16/2025		500	0	1	1	1	0
Receive	6-Month SGD-SOR	0.560	Semi-Annual	12/16/2025		1,300	0	(6)	(6)	0	(2)
Receive	6-Month SGD-SOR	0.561	Semi-Annual	12/16/2025		2,600	0	(12)	(12)	0	(3)
Receive(5)	6-Month SGD-SOR	0.550	Semi-Annual	03/17/2026		200	0	(1)	(1)	0	0
Receive(5)	6-Month SGD-SOR	0.562	Semi-Annual	03/17/2026		100	0	0	0	0	0
Pay	6-Month SGD-SOR	0.798	Semi-Annual	12/16/2030		200	0	(1)	(1)	1	0
Receive	6-Month SGD-SOR	0.809	Semi-Annual	12/16/2030		100	0	0	0	0	0
Pay	6-Month SGD-SOR	0.811	Semi-Annual	12/16/2030		200	0	(1)	(1)	1	0
Receive	6-Month SGD-SOR	0.823	Semi-Annual	12/16/2030		200	0	1	1	0	(1)
Receive	6-Month SGD-SOR	0.828	Semi-Annual	12/16/2030		200	0	1	1	0	(1)
Receive	6-Month SGD-SOR	0.836	Semi-Annual	12/16/2030		200	0	1	1	0	(1)
Pay	6-Month SGD-SOR	0.837	Semi-Annual	12/16/2030		300	0	(1)	(1)	1	0
Pay	6-Month SGD-SOR	0.838	Semi-Annual	12/16/2030		300	0	(1)	(1)	1	0
Receive	6-Month SGD-SOR	0.838	Semi-Annual	12/16/2030		200	0	1	1	0	(1)
Pay	6-Month SGD-SOR	0.847	Semi-Annual	12/16/2030		300	0	(1)	(1)	1	0
Pay	6-Month SGD-SOR	0.848	Semi-Annual	12/16/2030		500	0	(1)	(1)	1	0
Receive	6-Month SGD-SOR	0.848	Semi-Annual	12/16/2030		200	0	0	0	0	(1)
Receive	6-Month SGD-SOR	0.863	Semi-Annual	12/16/2030		200	0	0	0	0	(1)
Receive	6-Month SGD-SOR	0.865	Semi-Annual	12/16/2030		200	0	0	0	0	(1)
Receive(5)	6-Month SGD-SOR	0.910	Semi-Annual	03/17/2031		100	0	0	0	0	0
Receive(5)	6-Month SGD-SOR	0.942	Semi-Annual	03/17/2031		400	0	(1)	(1)	0	(1)
Receive	28-Day MXN-TIIE	8.038	Lunar	02/29/2024	MXN	36,200	(17)	(184)	(201)	0	(1)
Receive	28-Day MXN-TIIE	6.785	Lunar	09/11/2024		11,300	0	(45)	(45)	0	0
Receive	28-Day MXN-TIIE	6.555	Lunar	11/13/2024		9,400	0	(35)	(35)	0	0
Pay	28-Day MXN-TIIE	6.450	Lunar	12/11/2024		14,000	0	50	50	0	0
Pay	28-Day MXN-TIIE	6.590	Lunar	01/13/2025		29,600	0	114	114	1	0
Pay	28-Day MXN-TIIE	6.373	Lunar	02/13/2025		6,000	0	21	21	0	0
Pay	28-Day MXN-TIIE	6.405	Lunar	02/13/2025		4,600	0	16	16	0	0
Pay	28-Day MXN-TIIE	6.435	Lunar	02/13/2025		4,700	0	17	17	0	0
Pay	28-Day MXN-TIIE	6.398	Lunar	02/14/2025		11,900	0	42	42	0	0
Pay	28-Day MXN-TIIE	6.405	Lunar	02/14/2025		9,400	0	33	33	0	0
Receive	28-Day MXN-TIIE	5.130	Lunar	05/14/2025		8,400	0	(9)	(9)	0	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	28-Day MXN-TIIE	5.120	Lunar	06/12/2025	3,900	0	4	4	0	0
Receive	28-Day MXN-TIIE	4.900	Lunar	07/14/2025	2,100	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	4.905	Lunar	07/14/2025	1,300	0	1	1	0	0
Receive	28-Day MXN-TIIE	4.863	Lunar	09/15/2025	7,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.095	Lunar	10/30/2025	6,100	0	6	6	0	0
Receive	28-Day MXN-TIIE	4.950	Lunar	11/20/2025	11,300	0	(7)	(7)	0	0
Receive	28-Day MXN-TIIE	4.890	Lunar	11/28/2025	1,500	0	(1)	(1)	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	50	(9)	2	(7)	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	200	10	5	15	0	(1)
Pay	UKRPI	3.593	Maturity	11/15/2028	100	7	3	10	0	0
Pay	UKRPI	3.595	Maturity	11/15/2028	200	13	6	19	0	(1)
Pay	UKRPI	3.480	Maturity	01/15/2030	300	7	7	14	0	(2)
$(378)	$492	$114	$91	$(98)
Total Swap Agreements	$(378)	$555	$177	$92	$(98)
Cash of $700 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(5)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	CZK	1,363	$59	$0	$(5)
01/2021	PLN	332	86	0	(3)
01/2021	$51	CLP	38,630	3	0
01/2021	32	ZAR	495	2	0
02/2021	GBP	185	$244	0	(9)
02/2021	$25	AUD	34	1	0
02/2021	10	EUR	8	0	0
02/2021	854	SEK	7,405	46	0
03/2021	AUD	69	$50	0	(3)
03/2021	COP	726,800	200	0	(13)
03/2021	EUR	177	216	0	(1)
03/2021	INR	58,356	776	0	(17)
03/2021	SEK	3,034	361	0	(8)
03/2021	$50	CZK	1,119	2	0
03/2021	52	INR	3,947	1	0
03/2021	200	PEN	722	0	(1)
03/2021	100	PHP	4,839	1	0
BPS	01/2021	CAD	270	$212	0	0
01/2021	GBP	29	39	0	(1)
01/2021	PLN	113	29	0	(1)
01/2021	$156	CAD	199	0	0
01/2021	8	GBP	6	0	0
02/2021	AUD	1,100	$797	0	(51)
02/2021	$52	AUD	69	2	0
03/2021	CHF	88	$100	0	0
03/2021	EUR	41	50	0	0
03/2021	GBP	37	50	0	(1)
03/2021	HUF	15,019	50	0	(1)
03/2021	PHP	33,404	693	0	(1)
03/2021	SGD	500	370	0	(8)
03/2021	TWD	9,587	342	0	(3)
03/2021	$50	CAD	65	1	0
03/2021	50	CHF	44	0	0
03/2021	50	EUR	42	2	0
03/2021	50	HUF	15,230	1	0
03/2021	50	IDR	707,288	1	0
03/2021	342	SGD	462	7	0
BRC	01/2021	BRL	455	$86	0	(2)
01/2021	$87	BRL	455	0	0
01/2021	166	TRY	1,311	9	0
02/2021	CZK	2,158	$97	0	(4)
02/2021	$12	GBP	9	0	0
02/2021	13	JPY	1,400	0	0
03/2021	MYR	1,026	$250	0	(6)
03/2021	$150	PLN	562	1	0
03/2021	63	TRY	513	4	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

CBK	01/2021	BRL	460		$89	0	0
	01/2021	CAD	463		356	0	(8)
	01/2021	CZK	1,269		55	0	(4)
	01/2021		$91	BRL	460	0	(2)
	01/2021		4	TRY	27	0	0
	01/2021		64	ZAR	1,006	4	0
	01/2021	ZAR	991		$63	0	(5)
	02/2021	BRL	455		90	2	0
	02/2021	NOK	5,610		611	0	(43)
	02/2021		$83	GBP	62	2	0
	02/2021		417	MXN	9,578	63	0
	03/2021	PEN	363		$100	0	0
	03/2021		$50	BRL	254	0	(1)
	03/2021		50	CHF	45	1	0
	03/2021		180	CNH	1,199	4	0
	03/2021		50	COP	174,828	1	0
	03/2021		150	CZK	3,274	3	0
	03/2021		0	MXN	5	0	0
	03/2021		350	PEN	1,263	0	(1)
	03/2021		50	PLN	183	0	(1)
DUB	03/2021	BRL	1,068		$200	0	(5)
FBF	03/2021		272		50	0	(2)
GLM	01/2021		456	EUR	73	1	0
	01/2021		1,749		$344	8	0
	01/2021	EUR	71	BRL	457	1	0
	01/2021	MXN	802		$40	0	0
	01/2021		$336	BRL	1,749	1	0
	01/2021		209	CAD	266	0	0
	01/2021		6	MXN	127	0	0
	01/2021		4	TRY	27	0	0
	02/2021	EUR	73	BRL	457	0	(1)
	02/2021	NZD	817		$557	0	(31)
	02/2021	PEN	1,216		338	2	0
	02/2021		$344	BRL	1,749	0	(7)
	03/2021	CHF	276		$311	0	(2)
	03/2021	ILS	162		50	0	(1)
	03/2021	MYR	5		1	0	0
	03/2021	RUB	15,328		200	0	(6)
	03/2021	SEK	819		100	1	0
	03/2021	SGD	0		0	0	0
	03/2021	THB	11,025		362	0	(6)
	03/2021		$50	AUD	68	3	0
	03/2021		200	CAD	260	4	0
	03/2021		150	CLP	115,010	12	0
	03/2021		50	INR	3,747	1	0
	03/2021		50	KRW	55,291	1	0
	03/2021		325	MYR	1,327	7	0
	03/2021		50	NZD	72	2	0
	03/2021		270	RUB	20,414	4	0
	03/2021		50	SEK	430	2	0
	03/2021		100	THB	3,021	1	0
	04/2021		210	COP	771,167	15	0
HUS	01/2021	BRL	263		$52	1	0
	01/2021	CLP	39,139		51	0	(4)
	01/2021	GBP	4		5	0	0
	01/2021	PLN	309		81	0	(2)
	01/2021		$51	BRL	263	0	0
	01/2021		5	EUR	4	0	0
	01/2021		9	GBP	7	0	0
	01/2021		5	PLN	19	0	0
	01/2021		116	ZAR	1,820	7	0
	02/2021	ILS	9		$3	0	0
	02/2021		$52	BRL	263	0	(1)
	02/2021		43	EUR	35	0	0
	02/2021		1,481	JPY	155,409	25	0
	02/2021		197	PEN	717	1	0
	03/2021	AUD	410		$300	0	(16)
	03/2021	CAD	583		449	0	(9)
	03/2021	CNY	1,204		182	0	(2)
	03/2021	KRW	117,018		105	0	(2)
	03/2021	PEN	331		91	0	0
	03/2021	SEK	1,704		200	0	(7)
	03/2021	TRY	829		100	0	(9)
	03/2021		$150	CAD	196	4	0
	03/2021		500	CHF	454	14	0
	03/2021		50	COP	183,335	4	0
	03/2021		50	GBP	38	2	0
	03/2021		50	MXN	1,022	1	0
	03/2021		100	NOK	884	3	0
	03/2021		200	PHP	9,654	1	0
	03/2021		50	PLN	190	1	0
	03/2021		100	SEK	856	4	0
	03/2021		200	SGD	268	3	0
	03/2021		150	THB	4,552	2	0
	04/2021	PEN	998		$276	1	0
	05/2021		$126	MXN	2,614	3	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

IND	02/2021	CZK	16	$1	0	0
JPM	01/2021	CAD	90	69	0	(2)
01/2021	CLP	154,595	197	0	(21)
01/2021	$7	PLN	27	0	0
01/2021	3	TRY	22	0	0
01/2021	6	ZAR	93	0	0
01/2021	ZAR	157	$10	0	(1)
02/2021	$5	ILS	16	0	0
03/2021	AUD	136	$100	0	(5)
03/2021	NOK	1,395	159	0	(3)
03/2021	$150	EUR	126	4	0
03/2021	100	IDR	1,436,800	3	0
03/2021	100	PHP	4,822	0	0
MYI	01/2021	PLN	26	$7	0	0
01/2021	$3	PLN	12	0	0
02/2021	CAD	1,463	$1,113	0	(37)
02/2021	CHF	967	1,060	0	(34)
02/2021	$15	CAD	19	0	0
03/2021	CZK	3,097	$143	0	(2)
03/2021	NZD	303	215	0	(4)
03/2021	SEK	1,686	200	0	(5)
03/2021	$816	AUD	1,097	30	0
RBC	02/2021	CAD	21	$16	0	0
02/2021	$8	AUD	11	0	0
03/2021	MXN	4,155	$207	0	(1)
03/2021	NZD	73	50	0	(2)
03/2021	$50	CLP	35,740	0	0
RYL	02/2021	MXN	9,578	$476	0	(3)
03/2021	$300	INR	22,376	5	0
03/2021	475	MXN	9,578	3	0
SCX	01/2021	GBP	4	$5	0	0
01/2021	HUF	27,534	90	0	(3)
01/2021	$119	EUR	99	2	0
01/2021	8	GBP	6	0	0
01/2021	9	ZAR	141	0	0
02/2021	ILS	122	$35	0	(3)
02/2021	$121	EUR	99	0	0
03/2021	GBP	118	$159	0	(2)
03/2021	IDR	2,212,843	155	0	(3)
03/2021	JPY	72,952	700	0	(7)
03/2021	PLN	944	257	4	0
03/2021	$500	EUR	419	13	0
03/2021	269	IDR	3,873,409	8	0
SOG	03/2021	IDR	2,854,600	$200	0	(4)
03/2021	ZAR	1,546	100	0	(4)
SSB	01/2021	BRL	1,736	334	0	0
01/2021	CAD	75	57	0	(1)
01/2021	$327	BRL	1,736	7	0
03/2021	KRW	373,276	$335	0	(8)
03/2021	MXN	6,086	300	0	(4)
03/2021	$100	AUD	131	1	0
03/2021	500	CAD	651	12	0
03/2021	50	GBP	37	1	0
03/2021	50	KRW	54,378	0	0
03/2021	300	NOK	2,669	11	0
03/2021	300	NZD	430	9	0
03/2021	6	SGD	8	0	0
UAG	01/2021	6	MXN	120	0	0
02/2021	CZK	26	$1	0	0
02/2021	EUR	1,048	1,241	0	(41)
03/2021	$50	AUD	69	3	0
03/2021	100	GBP	75	2	0
03/2021	200	KRW	221,525	4	0
03/2021	110	TWD	3,050	0	0
Total Forward Foreign Currency Contracts	$429	$(517)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus CAD	CAD	1.130	03/03/2021	650	$0	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	8,500	$21	$36
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	4,300	16	95

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	9,300	36	201
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	2,200	18	174
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	2,300	13	153
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	100	0	9
Total Purchased Options	$104	$668
WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	193	$(4)	$(4)
Call - OTC USD versus MXN	23.100	12/16/2021	193	(3)	(4)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	170	(2)	(2)
Call - OTC USD versus CNH	7.000	12/16/2021	170	(2)	(2)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	146	(3)	(2)
Call - OTC USD versus MXN	23.000	12/09/2021	146	(3)	(3)
$(17)	$(17)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	600	$(7)	$(13)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	1,100	(14)	(21)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	1,200	(18)	(160)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	1,200	(13)	(133)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	1,400	(16)	(68)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	3,000	(37)	(156)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	200	0	(4)
$(105)	$(555)
Total Written Options	$(122)	$(572)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Day INR-MIBOR Compounded-OIS	5.410%	Semi-Annual	12/18/2024	INR	49,000	$0	$24	$24	$0
Pay	1-Day INR-MIBOR Compounded-OIS	5.545	Semi-Annual	01/20/2025	40,000	0	26	26	0
Receive	3-Month CNY-CNREPOFIX	2.580	Quarterly	02/20/2025	CNY	3,800	0	1	1	0
Pay	3-Month CNY-CNREPOFIX	2.330	Quarterly	06/18/2025	4,200	0	(8)	0	(8)
Pay	3-Month ILS-TELBOR	0.450	Annual	09/19/2024	ILS	1,900	0	7	7	0
Receive	3-Month ILS-TELBOR	0.430	Annual	01/22/2025	1,800	0	(8)	0	(8)
Receive	3-Month ILS-TELBOR	0.420	Annual	01/23/2025	1,800	0	(8)	0	(8)
Receive	3-Month ILS-TELBOR	0.430	Annual	01/23/2025	1,100	0	(5)	0	(5)
Receive	3-Month ILS-TELBOR	0.290	Annual	02/25/2025	400	0	(1)	0	(1)
Pay	3-Month ILS-TELBOR	0.515	Annual	04/03/2025	1,100	0	6	6	0
Pay	3-Month ILS-TELBOR	0.510	Annual	04/07/2025	400	0	2	2	0
Pay	3-Month ILS-TELBOR	0.320	Annual	04/21/2025	2,200	0	5	5	0
Receive	3-Month ILS-TELBOR	0.300	Annual	05/21/2025	1,500	0	(3)	0	(3)
Receive	3-Month ILS-TELBOR	0.210	Annual	07/21/2025	900	0	0	0	0
Receive	3-Month ILS-TELBOR	0.270	Annual	09/23/2025	1,400	0	(1)	0	(1)
Pay	3-Month ILS-TELBOR	0.660	Annual	09/23/2030	900	0	0	0	0
Receive	3-Month ILS-TELBOR	0.690	Annual	12/01/2030	1,200	0	1	1	0
Pay	3-Month KRW-KORIBOR	0.975	Quarterly	06/18/2025	KRW	698,500	0	(3)	0	(3)
Receive	3-Month MYR-KLIBOR	3.260	Quarterly	01/17/2025	MYR	1,900	0	(23)	0	(23)
Pay	3-Month MYR-KLIBOR	2.215	Quarterly	06/17/2025	1,400	0	2	2	0
Pay	3-Month MYR-KLIBOR	2.295	Quarterly	06/17/2025	1,100	0	2	2	0
Receive	3-Month MYR-KLIBOR	1.870	Quarterly	09/17/2025	1,400	0	4	4	0
Pay	3-Month MYR-KLIBOR	1.965	Quarterly	09/17/2025	3,200	0	(5)	0	(5)
Pay	3-Month MYR-KLIBOR	2.053	Quarterly	09/17/2025	2,600	0	(1)	0	(1)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

	Pay	3-Month MYR-KLIBOR	2.174	Quarterly	09/17/2025		1,400	0	1	1	0
	Pay	3-Month MYR-KLIBOR	2.194	Quarterly	09/17/2025		2,800	0	3	3	0
	Pay	3-Month MYR-KLIBOR(2)	2.221	Quarterly	03/17/2026		1,000	0	1	1	0
	Pay	6-Month THB-THBFIX	0.885	Semi-Annual	06/17/2025	THB	8,500	0	4	4	0
	Receive	6-Month THB-THBFIX	0.690	Semi-Annual	09/16/2025		5,700	0	(1)	0	(1)
BPS	Pay	3-Month CNY-CNREPOFIX	3.028	Quarterly	12/18/2024	CNY	3,700	0	9	9	0
	Pay	3-Month CNY-CNREPOFIX	1.890	Quarterly	04/20/2025		1,800	0	(9)	0	(9)
	Receive	3-Month ILS-TELBOR	0.370	Annual	12/20/2024	ILS	1,200	0	(3)	0	(3)
	Pay	3-Month ILS-TELBOR	0.542	Annual	03/31/2025		800	0	5	5	0
	Receive	3-Month KRW-KORIBOR	0.990	Quarterly	04/20/2025	KRW	740,500	0	2	2	0
	Receive	3-Month MYR-KLIBOR	2.450	Quarterly	06/17/2025	MYR	1,100	0	(4)	0	(4)
	Receive	6-Month THB-THBFIX	0.970	Semi-Annual	03/18/2025	THB	14,900	(3)	(6)	0	(9)
	Pay	6-Month THB-THBFIX	0.890	Semi-Annual	06/17/2025		8,500	0	4	4	0
	Pay	6-Month THB-THBFIX	0.900	Semi-Annual	06/17/2025		8,500	0	4	4	0
	Receive	6-Month THB-THBFIX	0.760	Semi-Annual	12/16/2025		4,400	0	(1)	0	(1)
CBK	Pay	1-Day INR-MIBOR Compounded-OIS	4.740	Semi-Annual	04/07/2025	INR	45,100	0	7	7	0
	Pay	3-Month CNY-CNREPOFIX	2.930	Quarterly	01/20/2025	CNY	3,200	0	6	6	0
	Receive	3-Month ILS-TELBOR	0.370	Annual	12/20/2024	ILS	1,400	0	(3)	0	(3)
	Receive	3-Month ILS-TELBOR	0.440	Annual	01/22/2025		5,600	0	(26)	0	(26)
	Pay	3-Month ILS-TELBOR	0.515	Annual	04/07/2025		400	0	2	2	0
	Pay	3-Month ILS-TELBOR	0.215	Annual	08/11/2025		1,300	0	0	0	0
	Receive	3-Month MYR-KLIBOR	2.800	Quarterly	03/18/2025	MYR	3,400	0	(25)	0	(25)
	Pay	3-Month MYR-KLIBOR	2.265	Quarterly	06/17/2025		1,100	0	2	2	0
	Receive	3-Month MYR-KLIBOR	2.470	Quarterly	06/17/2025		600	0	(2)	0	(2)
	Pay	3-Month MYR-KLIBOR	1.955	Quarterly	09/16/2025		1,200	0	(2)	0	(2)
	Receive	3-Month MYR-KLIBOR	1.900	Quarterly	09/17/2025		1,600	0	4	4	0
	Pay	3-Month MYR-KLIBOR	2.130	Quarterly	09/17/2025		800	0	0	0	0
	Pay	3-Month MYR-KLIBOR	2.248	Quarterly	09/17/2025		1,400	0	2	2	0
	Receive	6-Month THB-THBFIX	1.320	Semi-Annual	12/19/2024	THB	22,900	0	(23)	0	(23)
	Pay	6-Month THB-THBFIX	0.973	Semi-Annual	06/17/2025		13,600	0	8	8	0
	Pay	6-Month THB-THBFIX	1.075	Semi-Annual	06/17/2025		9,400	0	7	7	0
	Pay	6-Month THB-THBFIX	0.700	Semi-Annual	09/16/2025		14,900	0	2	2	0
	Receive	6-Month THB-THBFIX	0.860	Semi-Annual	09/16/2025		12,000	0	(5)	0	(5)
GLM	Pay	3-Month ILS-TELBOR	0.375	Annual	11/20/2024	ILS	1,300	0	3	3	0
	Receive	3-Month ILS-TELBOR	0.320	Annual	12/19/2024		2,200	0	(4)	0	(4)
	Receive	3-Month ILS-TELBOR	0.319	Annual	02/21/2025		4,400	0	(11)	0	(11)
	Receive	3-Month ILS-TELBOR	0.330	Annual	02/24/2025		4,000	0	(11)	0	(11)
	Pay	3-Month ILS-TELBOR	0.540	Annual	04/01/2025		2,000	0	12	12	0
	Pay	3-Month ILS-TELBOR	0.520	Annual	04/03/2025		600	0	3	3	0
	Pay	3-Month ILS-TELBOR	0.355	Annual	04/10/2025		900	0	3	3	0
	Pay	3-Month ILS-TELBOR	0.340	Annual	04/14/2025		1,200	0	3	3	0
	Pay	3-Month ILS-TELBOR	0.248	Annual	06/19/2025		500	0	1	1	0
	Receive	3-Month ILS-TELBOR	0.220	Annual	07/22/2025		700	0	0	0	0
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		900	0	(1)	0	(1)
	Receive	3-Month ILS-TELBOR	0.290	Annual	10/07/2025		1,200	0	(1)	0	(1)
	Pay	3-Month ILS-TELBOR	0.229	Annual	12/01/2025		5,300	0	0	0	0
	Receive	3-Month ILS-TELBOR	0.230	Annual	12/02/2025		500	0	0	0	0
	Pay	3-Month ILS-TELBOR	0.650	Annual	09/23/2030		900	0	(1)	0	(1)
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	654,700	10	6	16	0
	Pay	3-Month KRW-KORIBOR	1.373	Quarterly	11/19/2024		949,500	0	12	12	0
	Receive	3-Month MYR-KLIBOR	1.940	Quarterly	09/17/2025	MYR	1,400	0	3	3	0
	Receive	6-Month THB-THBFIX	0.870	Semi-Annual	03/18/2025	THB	47,000	0	(21)	0	(21)
	Pay	6-Month THB-THBFIX	1.035	Semi-Annual	06/17/2025		15,300	0	10	10	0
	Pay	6-Month THB-THBFIX	0.680	Semi-Annual	09/16/2025		14,400	0	2	2	0
	Pay	6-Month THB-THBFIX	0.690	Semi-Annual	09/16/2025		9,200	0	1	1	0
	Receive	6-Month THB-THBFIX	0.860	Semi-Annual	09/16/2025		9,100	0	(4)	0	(4)
HUS	Pay	3-Month ILS-TELBOR	0.265	Annual	11/06/2025	ILS	500	0	0	0	0
	Pay	3-Month ILS-TELBOR	0.670	Annual	09/22/2030		900	0	0	0	0
JPM	Receive	3-Month CNY-CNREPOFIX	2.590	Quarterly	02/20/2025	CNY	3,800	0	1	1	0
	Pay	3-Month ILS-TELBOR	1.026	Annual	02/19/2024	ILS	6,000	4	65	69	0
	Receive	3-Month ILS-TELBOR	0.350	Annual	12/19/2024		2,200	0	(5)	0	(5)
	Receive	3-Month KRW-KORIBOR	1.690	Quarterly	04/17/2024	KRW	1,903,700	0	(45)	0	(45)
	Receive	3-Month KRW-KORIBOR	1.360	Quarterly	07/18/2024		1,259,700	(2)	(14)	0	(16)
	Receive	3-Month KRW-KORIBOR	1.450	Quarterly	01/21/2025		612,000	0	(10)	0	(10)
MYC	Receive	1-Day INR-MIBOR Compounded-OIS	5.150	Semi-Annual	02/24/2025	INR	61,200	0	(26)	0	(26)
	Receive	3-Month MYR-KLIBOR	1.900	Quarterly	09/17/2025	MYR	1,400	0	3	3	0
	Receive	3-Month MYR-KLIBOR	1.940	Quarterly	09/17/2025		900	0	2	2	0
	Receive	3-Month MYR-KLIBOR	1.950	Quarterly	09/17/2025		1,000	0	2	2	0
	Receive	3-Month MYR-KLIBOR	1.960	Quarterly	09/17/2025		1,400	0	2	2	0
	Pay	3-Month MYR-KLIBOR	2.040	Quarterly	09/17/2025		1,100	0	(1)	0	(1)
	Pay	6-Month THB-THBFIX	1.050	Semi-Annual	06/17/2025	THB	600	0	0	0	0
	Pay	6-Month THB-THBFIX	0.790	Semi-Annual	09/16/2025		7,500	0	2	2	0
	Pay	6-Month THB-THBFIX	0.798	Semi-Annual	09/16/2025		13,000	0	4	4	0
	Pay	6-Month THB-THBFIX	0.808	Semi-Annual	12/16/2025		12,000	0	3	3	0
NGF	Pay	3-Month CNY-CNREPOFIX	2.933	Quarterly	01/20/2025	CNY	2,900	0	6	6	0
	Receive	6-Month THB-THBFIX	1.300	Semi-Annual	01/21/2025	THB	18,000	0	(20)	0	(20)
	Receive	6-Month THB-THBFIX	1.320	Semi-Annual	01/21/2025		24,000	0	(27)	0	(27)
	Pay	6-Month THB-THBFIX	1.036	Semi-Annual	06/17/2025		20,700	0	14	14	0
SCX	Receive	3-Month CNY-CNREPOFIX	2.580	Quarterly	02/20/2025	CNY	4,000	0	1	1	0
	Pay	3-Month KRW-KORIBOR	1.205	Quarterly	02/20/2025	KRW	2,854,000	0	18	18	0
	Pay	3-Month MYR-KLIBOR	2.130	Quarterly	09/17/2025	MYR	1,500	0	0	0	0
	Receive	3-Month MYR-KLIBOR(2)	2.210	Quarterly	03/17/2026		1,700	0	(1)	0	(1)
	Pay	6-Month THB-THBFIX	0.688	Semi-Annual	09/16/2025	THB	10,400	0	1	1	0
	Pay	6-Month THB-THBFIX	0.698	Semi-Annual	09/16/2025		10,400	0	1	1	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

	Pay	6-Month THB-THBFIX		0.803	Semi-Annual	12/16/2025	12,500	0	4	4	0
	Receive	6-Month THB-THBFIX(2)		0.820	Semi-Annual	03/17/2026	20,000	0	(4)	0	(4)
								$9	$(42)	$355	$(388)
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	S&P 500 Total Return Index	1,383	0.453% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	$10,550	$0	$(179)	$0	$(179)
	Receive	CMDSKEWLS Index	1,474	0.250%	Monthly	02/16/2021	258	0	3	3	0
JPM	Receive	ERAUSLT Index	27,214	0.433% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	9,827	0	60	60	0
	Receive	JPQIARL1 Index	9,290	0.064% (1-Month USD-LIBOR less a specified spread)	Monthly	02/10/2021	10,767	0	(2)	0	(2)
	Pay	JPQIARS1 Index	7,283	(0.026)% (1-Month USD-LIBOR less a specified spread)	Monthly	02/10/2021	9,517	0	1	1	0
	Receive	JMABDEWE Index	256	0.300%	Monthly	02/16/2021	346	0	3	3	0
	Receive(3)	JMABFNJ2 Index «	7,062	0.000%	Monthly	12/31/2021	635	0	0	0	0
SOG	Receive	ERAUSLT Index	7,013	0.463% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/10/2021	2,532	0	15	15	0
	Pay	S&P 500 Total Return Index	226	0.453% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/10/2021	1,724	0	(29)	0	(29)
								$0	$(128)	$82	$(210)
Total Swap Agreements								$9	$(170)	$437	$(598)
(1)						Notional Amount represents the number of contracts.
(2)						This instrument has a forward starting effective date.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$650	$0		$650
Industrials						0	207	0		207
Utilities						0	7	0		7
U.S. Government Agencies						0	2,119	0		2,119
U.S. Treasury Obligations						0	4,740	0		4,740
Non-Agency Mortgage-Backed Securities						0	287	0		287
Asset-Backed Securities						0	495	0		495
Sovereign Issues						0	301	0		301
Short-Term Instruments
Repurchase Agreements						0	462	0		462
U.S. Treasury Bills						0	2,841	0		2,841
						$0	$12,109	$0		$12,109
Investments in Affiliates, at Value
Mutual Funds						43,438	0	0		43,438
Short-Term Instruments
Central Funds Used for Cash Management Purposes						4,250	0	0		4,250
						$47,688	$0	$0		$47,688
Total Investments						$47,688	$12,109	$0		$59,797
Short Sales, at Value - Liabilities
Sovereign Issues						$0	$(217)	$0		$(217)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						5	92	0		97
Over the counter						0	1,534	0		1,534

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	December 31, 2020 (Unaudited)

	$5	$1,626	$0	$1,631
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(98)	0	(108)
Over the counter	0	(1,687)	0	(1,687)
	$(10)	$(1,785)	$0	$(1,795)
Total Financial Derivative Instruments	$(5)	$(159)	$0	$(164)
Totals	$47,683	$11,733	$0	$59,416

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Municipal Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.8% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	$4,000	$4,697
Total Corporate Bonds & Notes (Cost $4,000)		4,697
MUNICIPAL BONDS & NOTES 85.0%
ALABAMA 1.1%
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (b)	4,000	3,979
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	11,783
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,497
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.954% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	1,997
1.004% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,002
		22,258
ALASKA 0.6%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	9,000	11,629
ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2012 5.000% due 02/01/2042	4,000	4,156
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,800	2,874
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	1,200	1,228
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 1.875% due 09/01/2032	1,000	1,014
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,868
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 1.050% due 01/01/2038	3,750	3,784
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,873
5.000% due 07/01/2044	5,435	6,809
		25,606
CALIFORNIA 6.2%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,674
5.000% due 12/01/2032	3,000	3,403
5.000% due 12/01/2033	3,500	3,969
5.000% due 12/01/2034	3,000	3,400
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,226
5.000% due 04/01/2038	10,000	11,088
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2034	3,500	4,083
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,780	1,782
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 4.000% due 06/01/2049	1,000	1,162
California Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	2,250	3,625
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	860	913
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (c)	10,000	11,906
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2037	1,995	2,379
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	13,000	13,013

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,571
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	2,141
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 04/01/2034	10,000	10,549
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	4,500	4,742
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (a)	2,300	1,872
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	644
5.000% due 05/01/2029	500	620
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,535	1,634
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,462
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	3,236
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	4,000	5,224
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	7,740
Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.070% due 07/01/2035	1,100	1,100
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,284
5.125% due 05/01/2030	1,500	1,523
5.125% due 05/01/2031	1,500	1,523
		120,488
COLORADO 3.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (c)	2,000	2,328
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	2,500	2,748
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	7,260	8,187
5.000% due 08/01/2049	3,800	4,454
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (c)	7,000	8,176
Colorado State Certificates of Participation Bonds, Series 2020
4.000% due 12/15/2037	12,650	15,585
4.000% due 12/15/2039	3,775	4,626
5.000% due 12/15/2030	1,050	1,461
Denver, Colorado Airport System City & County Revenue Bonds, Series 2020 5.000% due 11/15/2031	3,850	4,616
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 1.148% (0.67*US0001M + 1.050%) due 09/01/2039 ~	2,200	2,202
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,660
5.000% due 09/01/2036	1,400	1,852
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	11,024
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2038	1,150	1,377
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,520
		71,816
CONNECTICUT 2.3%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,948
5.000% due 05/01/2034	7,500	9,973
5.000% due 05/01/2035	1,000	1,326
5.000% due 05/01/2037	5,500	7,231
5.000% due 05/01/2040	2,250	2,931
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	5,362
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	2,206
5.000% due 06/15/2038	1,115	1,396
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2037	1,925	2,300
5.000% due 04/15/2034	2,700	3,488
5.000% due 04/15/2035	3,150	4,062

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	3,212
		45,435
DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	10,000	10,155
DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Bonds, Series 2012 5.000% due 12/01/2029	2,500	2,714
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,920
District of Columbia Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,671
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	3,930	5,116
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2020
5.000% due 07/15/2032	3,885	5,279
5.000% due 07/15/2033	3,525	4,761
5.000% due 07/15/2045	5,000	6,482
		29,943
FLORIDA 2.8%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,500	1,627
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,266
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	3,920	4,914
Florida Municipal Power Agency Revenue Bonds, Series 2012 5.000% due 10/01/2026	4,500	4,865
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	2,850	3,245
Jacksonville, Florida Revenue Bonds, Series 2020 4.000% due 11/01/2036	505	589
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,544
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,326
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (a)	2,900	2,095
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	2,319
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	8,000	9,495
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,427
Orange County, Florida Health Authority Revenue Bonds, Series 2019 5.000% due 10/01/2047	2,250	2,773
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (a)	1,200	974
0.000% due 10/01/2031 (a)	1,330	1,038
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,878
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (c)	3,750	4,192
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (a)	750	514
0.000% due 09/01/2036 (a)	800	524
0.000% due 09/01/2037 (a)	800	501
5.000% due 07/01/2034	275	355
5.000% due 07/01/2035	650	837
		55,298
GEORGIA 4.5%
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2036	1,000	1,292
5.000% due 07/01/2037	500	644
5.000% due 07/01/2038	800	1,028
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	3,105
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	5,330
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	7,639
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	4,035	5,164
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	15,454
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,149

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,331
5.000% due 06/15/2031	1,210	1,583
Georgia State Road & Tollway Authority Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,250	1,694
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	10,565	11,306
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2033	2,500	3,118
5.000% due 05/15/2049	2,250	3,398
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.934% (0.67*US0001M + 0.830%) due 08/01/2048 ~	4,850	4,869
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,089
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,630	1,915
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,380
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	1,053
5.000% due 01/01/2038	1,500	1,855
5.000% due 01/01/2039	1,500	1,850
5.000% due 01/01/2049	2,000	2,427
5.000% due 01/01/2059	2,000	2,398
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	486
5.000% due 01/01/2027	400	499
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2040	2,000	2,452
		87,508
ILLINOIS 11.6%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,087
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	2,257
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,291
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,929
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,887
5.000% due 07/01/2038	1,000	1,181
5.000% due 01/01/2039	2,000	2,438
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2013 5.000% due 01/01/2021	3,000	3,000
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	5,000	5,738
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	1,127
4.000% due 12/01/2055	4,500	5,057
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	4,268
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	4,951
Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,080
5.250% due 01/01/2033	3,000	3,212
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	4,933
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,273
5.750% due 01/01/2034	4,500	5,232
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,923
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	4,250	4,399
Cook County, Illinois Sales Tax Revenue Bonds, Series 2018 5.250% due 11/15/2035	1,000	1,248
Illinois Development Finance Authority Revenue Bonds, Series 2001 0.100% due 06/01/2029	21,900	21,900
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	463
Illinois Finance Authority Revenue Bonds, Series 2016
1.458% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,000
4.000% due 02/15/2036	3,290	3,798
5.000% due 02/15/2029	4,500	5,651
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,250	1,370
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	1,203
4.000% due 08/15/2040	1,750	2,089
4.000% due 08/15/2041	8,375	9,960
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 07/01/2028	4,500	5,955

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,376
5.250% due 02/01/2034	3,500	3,758
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	989
5.000% due 10/01/2033	1,610	1,861
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,484
4.000% due 10/01/2035	8,000	8,769
Illinois State General Obligation Notes, Series 2014 5.000% due 05/01/2023	2,615	2,821
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	4,332
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	2,335	2,466
5.000% due 12/01/2026	5,000	5,791
5.000% due 11/01/2027	1,500	1,711
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,635
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,000	2,497
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	4,002
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	2,845
3.000% due 06/15/2033	1,000	993
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	7,095	7,471
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,915
Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2039	2,000	2,623
5.000% due 01/01/2040	3,750	4,908
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (a)	3,700	2,713
0.000% due 06/15/2035 (a)	4,500	3,078
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (b)	2,500	1,876
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,727
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	5,600	7,623
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	1,000	1,255
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2036	1,310	1,575
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	8,000	8,111
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	4,985	6,187
5.000% due 01/01/2029	1,400	1,771
		227,063
INDIANA 0.8%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	1,000	1,070
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,000	7,490
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	6,000	5,920
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,102
		15,582
KENTUCKY 0.7%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,217
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	4,000	4,658
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2034	1,250	1,459
4.000% due 11/01/2038	400	461
Kentucky State Property & Building Commission Revenue Notes, Series 2019
5.000% due 11/01/2022	1,500	1,627
5.000% due 11/01/2024	1,390	1,622
Trimble County, Kentucky Revenue Bonds, Series 2016 1.300% due 09/01/2044	3,250	3,299
		14,343
LOUISIANA 0.6%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	4,020	4,960

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	1,455	1,477
2.100% due 06/01/2037	370	379
2.375% due 06/01/2037	4,015	4,185
		11,001
MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	5,000	5,277
MARYLAND 0.7%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	4,470	5,383
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	8,345
		13,728
MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,383
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,841
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001 0.050% due 07/01/2031	11,050	11,050
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.000% due 08/15/2030	6,660	7,180
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,417
		25,871
MICHIGAN 1.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,350	5,522
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2044	2,000	2,140
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	4,000	4,755
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,723
Michigan State Building Authority Revenue Bonds, Series 2019
5.000% due 04/15/2035	1,000	1,318
5.000% due 04/15/2036	3,500	4,600
		22,058
MINNESOTA 0.4%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2036	1,515	1,838
5.000% due 01/01/2037	1,175	1,422
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,279
		7,539
MISSOURI 0.5%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,540
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	5,215	5,997
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020 5.000% due 03/01/2030	1,000	1,303
		9,840
NEBRASKA 0.5%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,372
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	1,155
Nebraska Public Power District Revenue Bonds, Series 2013 5.000% due 01/01/2031	3,000	3,129
		9,656
NEVADA 0.9%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2033	825	1,086
5.000% due 06/15/2034	1,700	2,232
5.000% due 06/15/2035	1,000	1,310
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,369

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Clark Department of Aviation, Nevada Revenue Bonds, Series 2019 5.000% due 07/01/2033	5,000	6,501
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,098
5.000% due 06/01/2033	220	268
		16,864
NEW HAMPSHIRE 0.5%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,500	10,102
NEW JERSEY 3.8%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,198
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005 5.500% due 09/01/2029	4,000	5,252
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	460	492
New Jersey Economic Development Authority Revenue Notes, Series 2019 6.219% due 09/01/2026	10,500	12,362
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,336
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	6,250	7,649
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (a)	4,550	3,378
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	4,337
5.000% due 06/15/2044	1,500	1,778
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2037	2,250	2,582
4.000% due 06/15/2038	2,000	2,285
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,706
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,381
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	8,000	9,945
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,529
5.000% due 06/01/2046	7,500	8,760
5.250% due 06/01/2046	2,500	3,048
		75,018
NEW MEXICO 0.4%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	6,250	7,396
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,236
		8,632
NEW YORK 12.2%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	3,316
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,750	4,260
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (c)	1,750	1,859
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	1,000	1,006
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.654% (0.67*US0001M + 0.550%) due 11/01/2041 ~	2,500	2,422
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	4,140	4,077
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,144
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	6,250	6,921
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	5,000	5,820
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	10,060	10,665
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 12/01/2038	1,300	1,529
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2026	1,000	1,235
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,000	8,876
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (c)	2,000	2,113
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	5,990	6,011

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 02/01/2025	7,000	7,685
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,430
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	5,656
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2037	3,000	3,605
5.000% due 05/01/2037	4,840	6,209
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2032	4,500	5,524
4.000% due 03/01/2045	1,500	1,756
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	3,141
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 11/01/2042	10,000	11,981
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2020 4.000% due 12/01/2033	2,500	3,009
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,194
5.750% due 11/15/2051	5,000	5,215
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,150	5,552
5.375% due 11/15/2040	2,000	2,159
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 03/15/2029	3,695	4,801
New York State Dormitory Authority Revenue Bonds, Series 2020
3.027% due 02/15/2033	2,000	2,270
4.000% due 03/15/2036	3,685	4,491
4.000% due 02/15/2038	2,000	2,393
4.000% due 02/15/2040	6,750	8,036
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	5,000	5,952
New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	8,250	9,663
5.000% due 03/15/2038	2,375	3,068
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2043	21,500	27,918
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	2,000	2,392
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,635	3,407
5.000% due 12/01/2032	1,600	2,075
5.000% due 12/01/2034	450	571
5.000% due 12/01/2035	400	505
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	10,000	11,465
5.000% due 12/01/2030	1,650	2,157
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,655	1,657
Port Authority of New York & New Jersey Revenue Bonds, Series 2019
4.000% due 11/01/2059	2,500	2,847
5.000% due 09/01/2033	3,150	4,120
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,170
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,884
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2028	4,000	4,974
		239,186
NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 06/01/2036	2,500	2,669
OHIO 3.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2037	3,000	3,649
4.000% due 06/01/2048	16,000	18,230
5.000% due 06/01/2034	2,000	2,668
5.000% due 06/01/2036	2,000	2,639
5.000% due 06/01/2055	9,000	10,189
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	4,287
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	5,002
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,760	3,010
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,436
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,015
5.250% due 02/15/2029	2,900	3,186

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (c)	5,000	5,873
		63,184
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,790	1,924
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	848
5.000% due 08/01/2029	755	905
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,250	1,251
		4,928
OREGON 1.5%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 0.000% due 06/15/2045 (b)	4,000	4,821
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2036	1,500	1,967
5.000% due 08/15/2037	1,600	2,091
5.000% due 08/15/2038	2,000	2,606
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	799
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,020
5.000% due 06/15/2031	500	510
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	6,507
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2031 (b)	2,500	3,327
0.000% due 06/15/2032 (b)	2,700	3,572
0.000% due 06/15/2039 (a)	3,000	1,994
		29,214
PENNSYLVANIA 3.8%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2033	1,495	1,520
4.000% due 11/01/2050	7,500	7,512
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2020 5.000% due 02/01/2040	5,700	6,346
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	500	564
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	3,021
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,538
5.000% due 06/01/2032	2,000	2,525
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (c)	3,000	3,596
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 04/01/2035	6,000	7,898
5.000% due 04/01/2043	1,000	1,232
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,490
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	8,000	8,784
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,760
4.000% due 01/01/2030	800	943
4.000% due 01/01/2031	800	951
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	5,546
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,711
5.000% due 12/01/2048	3,750	4,701
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011 5.000% due 01/01/2041	5,000	5,000
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	814
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,716
5.000% due 07/01/2030	700	881
		74,049
PUERTO RICO 2.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.671% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	23,016	7,150
0.000% due 07/01/2051 (a)	10,000	2,239
4.750% due 07/01/2053	15,161	16,699

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

5.000% due 07/01/2058	6,000	6,701
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	11,436	12,602
		52,644
SOUTH CAROLINA 0.6%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044	3,250	3,773
5.000% due 12/01/2046	3,000	3,822
South Carolina Public Service Authority Revenue Bonds, Series 2014 5.000% due 12/01/2046	400	458
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	1,000	1,155
South Carolina State Housing Finance & Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2014 3.800% due 07/01/2034	1,850	1,911
		11,119
TENNESSEE 0.9%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	350	345
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2016 5.000% due 07/01/2046	6,000	7,002
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	2,000	2,322
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,358
5.000% due 02/01/2024	1,400	1,578
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,076
		16,681
TEXAS 5.6%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,540
Central Texas Regional Mobility Authority Revenue Bonds, Series 2020 3.593% due 01/01/2042	3,000	2,974
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,126
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,959
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2020 5.000% due 10/01/2033	3,625	4,974
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	5,037
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	3,042
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,306
5.000% due 07/01/2034	1,000	1,244
5.000% due 07/01/2035	1,460	1,813
5.000% due 07/01/2036	1,000	1,238
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2035	2,175	2,741
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,492
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020
5.000% due 05/15/2045	1,750	2,193
5.000% due 05/15/2050	2,500	3,113
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,650
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (c)	200	234
4.000% due 08/15/2035 (c)	700	816
4.000% due 08/15/2036 (c)	500	581
4.000% due 08/15/2037 (c)	800	928
4.000% due 08/15/2040 (c)	2,800	3,220
5.000% due 01/01/2047	2,000	2,158
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,979
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	8,750	10,274
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,791
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,985	2,060
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	104
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	6,211
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,248
5.250% due 12/15/2022	3,825	4,176

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012 5.000% due 12/15/2028	5,000	5,381
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.595% due 12/15/2026 ~	4,000	3,939
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	2,000	2,572
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,808
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	5,248
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 10/15/2043	4,000	5,094
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993 6.000% due 11/15/2022 (d)	300	302
		110,566
UTAH 0.9%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,582
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	2,094
University of Utah Revenue Bonds, Series 2020
4.000% due 08/01/2039	3,000	3,695
4.000% due 08/01/2040	2,500	3,071
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	5,398
		17,840
VIRGINIA 1.3%
Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003 0.080% due 12/01/2033	9,885	9,885
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011 5.125% due 09/01/2041	2,000	2,065
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,196
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	9,220	10,712
		24,858
WASHINGTON 1.9%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (c)	4,000	4,706
Washington Health Care Facilities Authority Revenue Bonds, Series 2009 5.000% due 08/15/2044	4,965	5,278
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.140% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,029
5.000% due 01/01/2047	2,000	2,347
Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	4,900	5,584
5.000% due 08/01/2049	4,000	4,688
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	1,129
Washington State General Obligation Bonds, Series 2016 5.000% due 08/01/2030	1,670	2,075
Washington State General Obligation Bonds, Series 2020 5.000% due 02/01/2036	6,060	8,105
		36,941
WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (c)	2,000	2,286
		2,286
WISCONSIN 1.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 4.500% due 01/01/2035	2,500	2,533
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,641
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (a)	2,755	2,068
0.000% due 12/15/2045 (a)	10,355	4,557
0.000% due 12/15/2055 (a)	10,000	2,851
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,535	2,047
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	6,676

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047 (c)	3,500	3,971
		26,344
Total Municipal Bonds & Notes (Cost $1,542,140)		1,665,219
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (e) 0.0%		637
MUNICIPAL BONDS & NOTES 1.5%
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	$12,000	12,221
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	1,850	1,872
Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	1,100	1,110
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	2,870	2,896
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	11,200	11,480
Total Municipal Bonds & Notes (Cost $29,532)		29,579
Total Short-Term Instruments (Cost $30,169)		30,216
Total Investments in Securities (Cost $1,576,309)		1,700,132

	SHARES
INVESTMENTS IN AFFILIATES 13.9%
SHORT-TERM INSTRUMENTS 13.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.9%
PIMCO Short-Term Floating NAV Portfolio III	27,508,670	271,263
Total Short-Term Instruments (Cost $270,900)		271,263
Total Investments in Affiliates (Cost $270,900)		271,263
Total Investments 100.7% (Cost $1,847,209)		$1,971,395
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $0)		438
Other Assets and Liabilities, net (0.7)%		(13,265)
Net Assets 100.0%		$1,958,568

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$300	$302	0.02%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$637	U.S. Treasury Bills 0.000% due 12/30/2021	$(650)	$637	$637
Total Repurchase Agreements	$(650)	$637	$637
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	508	$(70,144)	$(64)	$0	$(56)
U.S. Treasury 30-Year Bond March Futures	03/2021	22	(3,810)	49	0	(7)
Total Futures Contracts	$(15)	$0	$(63)
Cash of $3,156 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BYL	Receive(1)	New Jersey Economic Development Authority «	N/A	0.797% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$10,000	$0	$501	$501	$0
Total Swap Agreements	$0	$501	$501	$0
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$4,697	$0	$4,697
Municipal Bonds & Notes
Alabama	0	22,258	0	22,258
Alaska	0	11,629	0	11,629
Arizona	0	25,606	0	25,606
California	0	120,488	0	120,488
Colorado	0	71,816	0	71,816
Connecticut	0	45,435	0	45,435
Delaware	0	10,155	0	10,155
District of Columbia	0	29,943	0	29,943
Florida	0	55,298	0	55,298
Georgia	0	87,508	0	87,508
Illinois	0	227,063	0	227,063
Indiana	0	15,582	0	15,582
Kentucky	0	14,343	0	14,343
Louisiana	0	11,001	0	11,001
Maine	0	5,277	0	5,277
Maryland	0	13,728	0	13,728
Massachusetts	0	25,871	0	25,871
Michigan	0	22,058	0	22,058
Minnesota	0	7,539	0	7,539
Missouri	0	9,840	0	9,840
Nebraska	0	9,656	0	9,656
Nevada	0	16,864	0	16,864
New Hampshire	0	10,102	0	10,102
New Jersey	0	75,018	0	75,018
New Mexico	0	8,632	0	8,632
New York	0	239,186	0	239,186
North Carolina	0	2,669	0	2,669
Ohio	0	63,184	0	63,184
Oklahoma	0	4,928	0	4,928
Oregon	0	29,214	0	29,214
Pennsylvania	0	74,049	0	74,049
Puerto Rico	0	52,644	0	52,644
South Carolina	0	11,119	0	11,119
Tennessee	0	16,681	0	16,681
Texas	0	110,566	0	110,566
Utah	0	17,840	0	17,840
Virginia	0	24,858	0	24,858
Washington	0	36,941	0	36,941
West Virginia	0	2,286	0	2,286
Wisconsin	0	26,344	0	26,344
Short-Term Instruments
Repurchase Agreements	0	637	0	637
Municipal Bonds & Notes	0	29,579	0	29,579
	$0	$1,700,132	$0	$1,700,132
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$271,263	$0	$0	$271,263
Total Investments	$271,263	$1,700,132	$0	$1,971,395
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$501	$501
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(63)	$0	$0	$(63)
Total Financial Derivative Instruments	$(63)	$0	$501	$438
Totals	$271,200	$1,700,132	$501	$1,971,833

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.3% ¤
MUNICIPAL BONDS & NOTES 85.8%
ALABAMA 1.6%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 0.000% due 10/01/2050 (b)	$1,000	$1,011
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,500	1,732
		2,743
ALASKA 0.6%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	850	1,098
ARIZONA 0.8%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	342
5.000% due 07/01/2030	350	397
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	641
		1,380
CALIFORNIA 1.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2020 5.000% due 04/01/2034	750	984
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,195	1,272
		2,256
COLORADO 2.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	500	598
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/15/2049	500	632
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,189
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 1.148% (0.67*US0001M + 1.050%) due 09/01/2039 ~	760	761
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016 3.750% due 12/01/2026	549	571
		3,751
CONNECTICUT 6.5%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,235
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2032	2,000	2,688
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,274
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,296
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,480	2,725
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,275
Metropolitan District, Connecticut General Obligation Notes, Series 2019 5.000% due 07/15/2029	750	986
		11,479
DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	539
FLORIDA 4.3%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	1,052

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	820
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	603
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	1,000	1,380
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2029	590	783
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,181
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2027 (a)	350	312
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	1,500	1,535
		7,666
GEORGIA 5.6%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	2,000	2,317
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,333
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	1,091
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	409
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	880	942
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.934% (0.67*US0001M + 0.830%) due 08/01/2048 ~	550	552
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	750	881
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	626
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	509
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2026	1,000	1,214
		9,874
GUAM 0.5%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	967
ILLINOIS 8.5%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,145
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2013 5.000% due 01/01/2021	1,300	1,300
Chicago, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2030	250	267
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,105
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,142
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	500	575
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,000	1,096
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,023
5.000% due 08/01/2023	1,990	2,161
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	624
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,309
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	500	630
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	600	817
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,862
		15,056
INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	973
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	154
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	653

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	551
		2,331
KENTUCKY 1.3%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,106
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,165
		2,271
LOUISIANA 1.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	750	1,043
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	1,000	1,004
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	310	318
2.125% due 06/01/2037	860	882
		3,247
MAINE 0.3%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	466
MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.590% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	751
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	639
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	840	999
Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,103
		3,492
MICHIGAN 2.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,505	1,910
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	593
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,280
		3,783
MISSISSIPPI 0.5%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	796
MISSOURI 0.7%
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020 5.000% due 03/01/2030	1,000	1,303
NEBRASKA 1.3%
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	1,600	1,606
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011 5.000% due 02/01/2023	750	753
		2,359
NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	641
New Jersey Economic Development Authority Revenue Notes, Series 2019 6.219% due 09/01/2026	1,500	1,766
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	1,000	1,022
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2036	1,000	1,153
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	500	533
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	927
Rutgers The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	278
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	331

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2028	1,000	1,304
		7,955
NEW MEXICO 1.2%
New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	897
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,184
		2,081
NEW YORK 7.2%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	520	512
Metropolitan Transportation Authority, New York Revenue Notes, Series 2016 5.000% due 11/15/2026	1,600	1,862
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,000	1,048
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,109
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,286
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 5.000% due 08/01/2029	700	944
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2020 5.000% due 11/01/2025	500	613
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	1,000	1,093
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,186
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,190
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	912
5.000% due 06/01/2027	750	936
		12,691
NORTH CAROLINA 1.8%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,200	1,283
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	673
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,147
		3,103
OHIO 4.9%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2020 5.000% due 12/01/2035	850	1,117
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	417
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	200	211
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,000	1,139
5.000% due 06/01/2033	600	804
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	941
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,125
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	936
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,125
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	822
		8,637
OREGON 0.8%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2032	600	798
Oregon Health & Science University Revenue Bonds, Series 2012 5.000% due 07/01/2026	575	614
		1,412
PENNSYLVANIA 6.2%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,269

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	596
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,267
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	500	625
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,130
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	564
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	1,500	1,848
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	500	657
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.148% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	753
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	156
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.690% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,006
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	250	295
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	813
		10,979
PUERTO RICO 2.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.671% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	313
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	1,250	1,575
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	1,682	1,311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	700	760
		3,959
SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	648
TENNESSEE 1.3%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,102
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,229
		2,331
TEXAS 7.2%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,121
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	454
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012 5.000% due 12/01/2028	325	355
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2027	500	541
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	747
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	513
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,269
Houston, Texas Combined Utility System Revenue Notes, Series 2017 5.000% due 11/15/2026	645	818
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,310
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	624
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	623
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,140	1,369
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.595% due 12/15/2026 ~	750	739
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	417
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,330

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	493
		12,723
UTAH 0.4%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	637
VIRGINIA 0.9%
Amelia County, Virginia Industrial Development Authority Revenue Bonds, Series 2002 3.000% due 04/01/2027	1,500	1,509
WASHINGTON 1.3%
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2032	1,000	1,371
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.140% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,010
		2,381
WEST VIRGINIA 0.7%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	500	520
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	800	806
		1,326
WISCONSIN 1.4%
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (a)	1,075	960
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	1,167
WPPI Energy, Wisconsin Revenue Notes, Series 2013 5.000% due 07/01/2021	365	373
		2,500
Total Municipal Bonds & Notes (Cost $141,389)		151,729
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (c) 0.2%		372
MUNICIPAL BONDS & NOTES 1.3%
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	$1,500	1,528
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	700	706
Total Municipal Bonds & Notes (Cost $2,227)		2,234
Total Short-Term Instruments (Cost $2,599)		2,606
Total Investments in Securities (Cost $143,988)		154,335
	SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio III	1,999,705	19,719
Total Short-Term Instruments (Cost $19,686)		19,719
Total Investments in Affiliates (Cost $19,686)		19,719
Total Investments 98.4% (Cost $163,674)		$174,054
Other Assets and Liabilities, net 1.6%		2,848
Net Assets 100.0%		$176,902

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$372	U.S. Treasury Bills 0.000% due 12/30/2021		$(379)	$372	$372
Total Repurchase Agreements							$(379)	$372	$372
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$2,743	$0	$2,743
	Alaska				0	1,098	0	1,098
	Arizona				0	1,380	0	1,380
	California				0	2,256	0	2,256
	Colorado				0	3,751	0	3,751
	Connecticut				0	11,479	0	11,479
	District of Columbia				0	539	0	539
	Florida				0	7,666	0	7,666
	Georgia				0	9,874	0	9,874
	Guam				0	967	0	967
	Illinois				0	15,056	0	15,056
	Indiana				0	2,331	0	2,331
	Kentucky				0	2,271	0	2,271
	Louisiana				0	3,247	0	3,247
	Maine				0	466	0	466
	Massachusetts				0	3,492	0	3,492
	Michigan				0	3,783	0	3,783
	Mississippi				0	796	0	796
	Missouri				0	1,303	0	1,303
	Nebraska				0	2,359	0	2,359
	New Jersey				0	7,955	0	7,955
	New Mexico				0	2,081	0	2,081
	New York				0	12,691	0	12,691
	North Carolina				0	3,103	0	3,103
	Ohio				0	8,637	0	8,637
	Oregon				0	1,412	0	1,412
	Pennsylvania				0	10,979	0	10,979
	Puerto Rico				0	3,959	0	3,959
	South Dakota				0	648	0	648
	Tennessee				0	2,331	0	2,331
	Texas				0	12,723	0	12,723
	Utah				0	637	0	637
	Virginia				0	1,509	0	1,509
	Washington				0	2,381	0	2,381
	West Virginia				0	1,326	0	1,326
	Wisconsin				0	2,500	0	2,500
Short-Term Instruments
	Repurchase Agreements				0	372	0	372
	Municipal Bonds & Notes				0	2,234	0	2,234
					$0	$154,335	$0	$154,335
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$19,719	$0	$0	$19,719
Total Investments					$19,719	$154,335	$0	$174,054

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO New York Municipal Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.4% ¤
MUNICIPAL BONDS & NOTES 90.8%
ARIZONA 0.2%
Arizona Industrial Development Authority Revenue Notes, Series 2020 6.500% due 07/01/2026	$1,600	$1,637
CALIFORNIA 1.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	7,500	7,507
FLORIDA 0.1%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2038 (a)	1,000	597
GEORGIA 0.4%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,000	2,459
ILLINOIS 3.5%
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2029	1,000	1,080
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,240	1,453
6.000% due 01/01/2038	1,000	1,172
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,730	2,964
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,205
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	4,735	5,119
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,180
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	6,000	7,447
		23,620
KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,811
LOUISIANA 0.3%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	1,800	2,221
NEW JERSEY 1.2%
New Jersey Economic Development Authority Revenue Notes, Series 2019 6.219% due 09/01/2026	5,500	6,475
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	1,250	1,532
		8,007
NEW YORK 79.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,997
5.000% due 11/01/2040	1,000	1,326
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,200	2,303
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,206
5.000% due 04/01/2031	1,875	2,494
5.000% due 04/01/2033	1,100	1,449
Broome County, New York Local Development Corp. Revenue Notes, (AGM Insured), Series 2020 5.000% due 04/01/2030	1,000	1,336
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	622
5.000% due 08/01/2040	500	556

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,615
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	470
5.000% due 08/01/2036	500	586
5.000% due 11/01/2047 (b)	4,000	6,487
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	2,000	2,047
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	512
5.000% due 07/01/2044	1,000	1,164
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	7,000	7,953
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,477
5.000% due 07/01/2035	1,100	1,351
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	366
5.000% due 09/15/2027	275	334
5.000% due 09/15/2028	275	333
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,726
5.000% due 07/01/2041	1,500	1,525
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,174
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	5,000	5,031
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	624
5.000% due 09/01/2042	2,000	2,468
Long Island Power Authority, New York Revenue Bonds, Series 2020
5.000% due 09/01/2032	1,400	1,916
5.000% due 09/01/2033	1,100	1,497
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
0.654% (0.67*US0001M + 0.550%) due 11/01/2041 ~	2,000	1,938
5.000% due 11/15/2036	3,000	3,127
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 0.080% due 11/01/2032	3,000	3,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	2,185	2,152
5.000% due 11/15/2032	2,500	2,690
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,000	2,261
5.250% due 11/15/2056	3,900	4,461
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	2,000	2,097
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	4,500	4,592
5.000% due 02/01/2023	7,475	7,925
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,681
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	2,237
5.000% due 12/01/2046	1,000	1,158
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,526
4.000% due 12/01/2046	2,570	2,955
4.000% due 07/01/2050	3,500	4,140
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,881
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,304
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2038	2,500	2,930
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	3,142
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	6,000	6,657
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	5,000	5,211
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	1,062
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	2,000	2,022
New York City Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	2,500	2,519
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (b)	1,000	1,056
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	3,500	3,512
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,229
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	3,036
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,215

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,916
5.000% due 11/01/2033	5,180	6,412
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
0.100% due 08/01/2042	5,000	5,000
5.000% due 05/01/2037	2,500	3,142
5.000% due 05/01/2038	2,500	3,133
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.080% due 11/01/2044	1,480	1,480
4.000% due 11/01/2037	2,000	2,403
4.000% due 11/01/2038	5,000	5,982
5.000% due 11/01/2035	3,500	4,520
New York City Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	384
5.000% due 12/01/2031	250	319
5.000% due 12/01/2032	300	380
5.000% due 12/01/2033	300	378
5.000% due 12/01/2034	575	724
5.000% due 12/01/2035	350	439
5.000% due 12/01/2036	400	500
5.000% due 12/01/2037	275	343
5.000% due 12/01/2038	300	373
5.000% due 12/01/2039	250	310
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 0.080% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2009 0.080% due 06/15/2041	1,000	1,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 0.100% due 06/15/2050	1,300	1,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.080% due 06/15/2050	5,000	5,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	3,429
New York City, General Obligation Bonds, Series 2014 0.100% due 03/01/2040	11,025	11,025
New York City, General Obligation Bonds, Series 2015 0.080% due 06/01/2044	4,000	4,000
New York City, General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	1,125
New York City, General Obligation Bonds, Series 2017 0.080% due 10/01/2046	5,420	5,420
New York City, General Obligation Bonds, Series 2018 0.080% due 12/01/2047	1,285	1,285
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2032	1,750	2,148
New York City, New York Industrial Development Agency Revenue Bonds, Series 2020 4.000% due 03/01/2045	3,800	4,383
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2020 4.000% due 03/01/2031	4,000	4,946
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,726
5.000% due 07/15/2035	2,500	3,163
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 0.080% due 11/01/2042	7,600	7,600
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,000	2,667
5.000% due 12/01/2032	2,250	2,980
New York City, New York Water & Sewer System Revenue Bonds, Series 2016 4.000% due 06/15/2046	2,425	2,771
New York City, New York Water & Sewer System Revenue Notes, Series 2020 5.000% due 06/15/2030	1,500	2,078
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	537
5.000% due 11/15/2029	1,000	1,168
5.000% due 11/15/2045	2,000	2,264
New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	911
0.000% due 06/01/2055 (a)	6,375	550
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (a)	10,500	692
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,715	2,495
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,000	7,302
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	6,000	6,468
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	2,178
2.800% due 09/15/2069	2,000	1,954
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,500	4,107
4.000% due 11/15/2060	2,600	3,034
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007 5.000% due 02/15/2027	1,000	1,248
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 07/01/2021	1,000	1,023

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2003 0.080% due 02/15/2031	2,025	2,025
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,124
5.000% due 12/15/2026	4,000	4,370
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,319
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,298
5.000% due 07/01/2050	1,285	1,471
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,350
5.000% due 02/15/2038	1,600	1,952
5.000% due 07/01/2038	1,000	1,240
5.000% due 07/01/2043	1,530	1,877
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	5,006
4.000% due 07/01/2041	2,000	2,335
5.000% due 03/15/2041	3,500	4,367
5.000% due 07/01/2048	1,675	2,026
5.000% due 10/01/2048	1,500	2,471
5.250% due 03/15/2038	3,500	4,494
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2039	5,000	6,338
5.000% due 03/15/2040	5,000	6,326
5.000% due 03/15/2041	2,000	2,523
5.000% due 03/15/2042	6,000	7,546
5.000% due 05/01/2048	5,000	5,799
5.000% due 07/01/2049	3,000	3,754
5.000% due 07/01/2050	5,000	6,342
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2036	5,000	6,093
4.000% due 02/15/2040	3,635	4,328
4.000% due 07/01/2046	3,500	4,014
4.000% due 07/01/2053	9,000	10,373
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,690
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	4,762
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	3,170
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,469
4.000% due 06/15/2045	1,000	1,195
New York State Housing Finance Agency Revenue Bonds, Series 2019 1.875% due 05/01/2050	1,570	1,571
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,479
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,170
New York State Urban Development Corp. Revenue Bonds, Series 2004 0.080% due 03/15/2033	2,000	2,000
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046	1,560	1,767
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	3,000	3,875
5.000% due 03/15/2039	2,875	3,622
5.000% due 03/15/2041	1,000	1,281
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2043	2,500	3,246
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	500	598
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.250% due 08/01/2031	3,000	3,395
5.375% due 08/01/2036	1,500	1,706
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,537
New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	2,293
5.000% due 12/01/2028	750	955
5.000% due 12/01/2029	1,345	1,739
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	940	941
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2002 5.000% due 09/15/2028	2,640	2,648
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	2,282
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	4,716
5.000% due 12/01/2045	5,000	6,448
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,917
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	5,038
5.000% due 09/01/2048	4,000	4,950

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	5,000	6,539
5.000% due 09/01/2039	2,500	3,213
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	657
5.000% due 07/01/2038	300	374
Suffolk County, New York General Obligation Notes, (AGM Insured), Series 2019 4.000% due 10/15/2029	5,125	6,067
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 5.000% due 11/15/2044	4,435	5,477
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2042	4,185	5,301
5.000% due 11/15/2043	5,985	7,564
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	3,148
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002 5.200% due 04/01/2037	2,750	2,808
Troy, New York General Obligation Notes, Series 2020 1.750% due 02/05/2021	6,500	6,509
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	4,306
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,745
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	962
		535,757
PENNSYLVANIA 0.8%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	5,000	5,008
PUERTO RICO 3.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.671% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,790
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	4,000	4,933
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,000	1,553
0.000% due 07/01/2051 (a)	11,000	2,463
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	1,086
4.784% due 07/01/2058	8,220	9,058
		20,883
Total Municipal Bonds & Notes (Cost $573,348)		610,507
SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (c) 0.1%		555
MUNICIPAL BONDS & NOTES 2.5%
Copiague Union Free School District, New York General Obligation Notes, Series 2020 2.000% due 06/24/2021	2,560	2,581
Fredonia Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/17/2021	1,070	1,074
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	6,000	6,071
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	3,000	3,027
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	4,000	4,100
Total Municipal Bonds & Notes (Cost $16,817)		16,853
Total Short-Term Instruments (Cost $17,372)		17,408
Total Investments in Securities (Cost $590,720)		627,915
	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	4,244,621	41,856

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $41,772)	41,856
Total Investments in Affiliates (Cost $41,772)	41,856
Total Investments 99.6% (Cost $632,492)	$669,771
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $0)	(40)
Other Assets and Liabilities, net 0.4%	2,539
Net Assets 100.0%	$672,270

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						Zero coupon security.
	(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$555	U.S. Treasury Bills 0.000% due 12/30/2021		$(566)	$555	$555
Total Repurchase Agreements							$(566)	$555	$555
	(d)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description	Expiration Month			# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021			370		$(51,089)	$8	$0	$(40)
Total Futures Contracts							$8	$0	$(40)
Cash of $777 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:
Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona				$0	$1,637	$0	$1,637
	California				0	7,507	0	7,507
	Florida				0	597	0	597
	Georgia				0	2,459	0	2,459
	Illinois				0	23,620	0	23,620
	Kentucky				0	2,811	0	2,811
	Louisiana				0	2,221	0	2,221
	New Jersey				0	8,007	0	8,007
	New York				0	535,757	0	535,757
	Pennsylvania				0	5,008	0	5,008
	Puerto Rico				0	20,883	0	20,883
Short-Term Instruments
	Repurchase Agreements				0	555	0	555
	Municipal Bonds & Notes				0	16,853	0	16,853
					$0	$627,915	$0	$627,915
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$41,856	$0	$0	$41,856
Total Investments					$41,856	$627,915	$0	$669,771
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$(40)	$0	$0	$(40)
Total Financial Derivative Instruments					$(40)	$0	$0	$(40)
Totals					$41,816	$627,915	$0	$669,731

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Refinitiv U.S. Holdings, Inc. 3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	2,574	$3,143
Total Loan Participations and Assignments (Cost $2,862)			3,143
CORPORATE BONDS & NOTES 54.5%
BANKING & FINANCE 52.1%
Abanca Corp. Bancaria S.A. 6.125% due 01/18/2029 •		1,500	1,998
ABN AMRO Bank NV 4.750% due 09/22/2027 •(d)		23,800	31,247
AIB Group PLC
2.875% due 05/30/2031 •		600	783
5.250% due 10/09/2024 •(d)		15,000	19,410
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •		$3,000	3,119
American International Group, Inc.
1.187% (EUR003M + 1.730%) due 03/15/2067 ~(h)	EUR	5,850	6,414
5.750% due 04/01/2048 •		$2,000	2,291
Athora Netherlands NV 7.000% due 06/19/2025 •(d)	EUR	12,900	17,689
Aviation Capital Group LLC 5.500% due 12/15/2024		$1,100	1,219
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •		7,000	7,334
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,100	2,553
5.375% due 01/18/2028 •		900	958
8.000% due 01/22/2030 •		4,000	4,835
8.500% due 09/10/2030 •		7,000	8,650
10.500% due 07/23/2029		600	910
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)		14,000	17,935
Banco de Sabadell S.A. 6.125% due 11/23/2022 •(d)		13,000	15,739
Banco Mercantil del Norte S.A. 8.375% due 10/14/2030 •(d)		$4,500	5,379
Bank of Ireland Group PLC
6.000% due 03/01/2026 •(d)(e)	EUR	4,600	6,096
7.500% due 05/19/2025 •(d)(e)		15,100	21,163
Bank of Nova Scotia 4.900% due 06/04/2025 •(d)(e)		$7,200	7,813
Barclays PLC
6.125% due 12/15/2025 •(d)(e)		40,600	43,849
7.250% due 03/15/2023 •(d)(e)	GBP	6,100	8,869
BNP Paribas S.A.
4.500% due 02/25/2030 •(d)		$11,300	11,426
7.000% due 08/16/2028 •(d)		21,400	25,376
CPI Property Group S.A.
4.375% due 08/09/2023 •(d)	EUR	2,400	3,054
4.875% due 07/16/2025 •(d)		1,700	2,200
Credit Agricole S.A. 8.125% due 12/23/2025 •(d)		$9,300	11,339
Credit Suisse Group AG
5.250% due 02/11/2027 •(d)(e)		15,000	15,900
6.250% due 12/18/2024 •(d)(e)		6,600	7,239
6.375% due 08/21/2026 •(d)(e)		13,000	14,490
7.250% due 09/12/2025 •(d)(e)		5,800	6,530
7.500% due 07/17/2023 •(d)(e)		7,700	8,412
7.500% due 12/11/2023 •(d)(e)		8,200	9,149
Deutsche Bank AG
3.547% due 09/18/2031 •		8,300	9,019
5.882% due 07/08/2031 •		23,500	28,213
6.000% due 10/30/2025 •(d)		2,200	2,211
7.500% due 04/30/2025 •(d)		5,000	5,348
Erste Group Bank AG 4.250% due 10/15/2027 •(d)(e)	EUR	8,600	10,899
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$600	629
6.750% due 03/15/2022		971	976

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Freedom Mortgage Corp. 8.250% due 04/15/2025		1,925	2,016
GE Capital Funding LLC 4.550% due 05/15/2032		3,500	4,201
HSBC Bank PLC
0.600% (US0006M + 0.100%) due 06/15/2021 ~(d)		1,700	1,506
0.750% due 03/31/2021 ~(d)		5,700	5,044
0.750% due 06/30/2021 ~(d)		8,720	7,705
HSBC Holdings PLC
4.600% due 12/17/2030 •(d)(e)		12,200	12,445
6.000% due 05/22/2027 •(d)(e)		25,500	27,827
6.500% due 03/23/2028 •(d)(e)		17,800	20,014
HVB Funding Trust 7.760% due 10/13/2036	GBP	4,986	10,502
ING Groep NV
0.383% due 03/31/2021 •(d)(h)	EUR	10,500	12,028
5.750% due 11/16/2026 •(d)(e)		$14,500	15,772
6.500% due 04/16/2025 •(d)(e)		21,048	23,185
Intesa Sanpaolo SpA
5.148% due 06/10/2030	GBP	4,400	7,058
5.875% due 09/01/2031 •(d)	EUR	16,200	22,252
7.750% due 01/11/2027 •(d)		7,150	10,493
Jefferies Finance LLC 6.250% due 06/03/2026		$2,200	2,289
La Mondiale SAM 4.375% due 04/24/2029 •(d)	EUR	800	1,063
LeasePlan Corp. NV 7.375% due 05/29/2024 •(d)(e)		7,400	9,929
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	1,600	2,436
Liberty Mutual Group, Inc. 3.625% due 05/23/2059 •(h)	EUR	4,100	5,176
Lincoln Financing SARL 3.625% due 04/01/2024		700	867
Lloyds Bank PLC
0.438% (US0003M + 0.188%) due 02/26/2021 ~(d)		$400	371
0.500% (US0006M + 0.250%) due 06/21/2021 ~(d)		5,300	4,910
Lloyds Banking Group PLC
6.750% due 06/27/2026 •(d)		300	337
7.500% due 06/27/2024 •(d)(e)		9,700	10,961
7.500% due 09/27/2025 •(d)(e)		33,860	39,024
National Westminster Bank PLC
0.500% due 02/28/2021 ~(d)		400	372
1.605% (EUR003M + 2.150%) due 04/05/2021 ~(d)	EUR	3,000	3,558
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		$1,200	1,276
Nationwide Building Society
5.750% due 06/20/2027 •(e)	GBP	4,500	6,723
5.875% due 12/20/2024 •(e)		400	590
Natwest Group PLC
6.000% due 12/19/2023		$500	572
6.000% due 12/29/2025 •(d)(e)		31,800	34,912
8.000% due 08/10/2025 •(d)(e)		9,800	11,439
8.625% due 08/15/2021 •(d)(e)		6,931	7,209
Nordea Bank Abp 6.625% due 03/26/2026 •(d)(e)		11,234	12,900
Nova Ljubljanska Banka dd
3.400% due 02/05/2030 •	EUR	9,800	10,865
3.650% due 11/19/2029 •		3,000	3,390
Nykredit Realkredit A/S 4.125% due 04/15/2026 •(d)		2,600	3,356
Permanent TSB Group Holdings PLC 2.125% due 09/26/2024 •		3,100	3,785
Santander UK Group Holdings PLC 6.750% due 06/24/2024 •(d)(e)	GBP	4,400	6,554
Santander UK PLC 5.000% due 11/07/2023		$422	466
Societe Generale S.A.
5.375% due 11/18/2030 •(d)(e)		4,600	4,889
6.750% due 04/06/2028 •(d)(e)		11,760	13,205
8.000% due 09/29/2025 •(d)		1,450	1,703
SRLEV NV 9.000% due 04/15/2041 •(h)	EUR	10,000	12,508
Standard Chartered PLC 6.000% due 07/26/2025 •(d)		$4,500	4,821
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (d)	EUR	31,640	51,350
Stifel Financial Corp. 4.000% due 05/15/2030		$5,000	5,722
Svenska Handelsbanken AB
4.375% due 03/01/2027 •(d)		2,000	2,096
4.750% due 03/01/2031 •(d)		3,000	3,206
Swiss Re Finance UK PLC 2.714% due 06/04/2052 •	EUR	1,500	2,051
UBS Group AG
5.125% due 07/29/2026 •(d)(e)		$12,400	13,299

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2020 (Unaudited)

7.000% due 02/19/2025 •(d)(e)		7,400	8,441
7.125% due 08/10/2021 •(d)(e)		1,900	1,959
UniCredit SpA
2.569% due 09/22/2026 •		1,900	1,941
5.459% due 06/30/2035 •		12,900	14,217
6.750% due 09/10/2021 •(d)	EUR	8,800	10,972
7.500% due 06/03/2026 •(d)(e)		12,350	17,556
9.250% due 06/03/2022 •(d)(e)		500	672
Unipol Gruppo SpA 3.250% due 09/23/2030		9,400	12,198
USB Realty Corp. 1.384% (US0003M + 1.147%) due 01/15/2022 ~(d)		$6,567	4,925
Virgin Money UK PLC
5.125% due 12/11/2030 •	GBP	3,600	5,298
7.875% due 12/14/2028 •		1,750	2,724
9.250% due 06/08/2024 •(d)		6,300	9,454
			981,248
INDUSTRIALS 1.4%
Altice France Holding S.A. 8.000% due 05/15/2027	EUR	1,600	2,128
Enbridge, Inc.
5.500% due 07/15/2077 •		$7,000	7,187
6.250% due 03/01/2078 •		2,000	2,190
Fairstone Financial, Inc. 7.875% due 07/15/2024		1,050	1,116
IM Group S.A.S. 6.625% due 03/01/2025	EUR	500	608
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025		$200	216
John Lewis PLC
4.250% due 12/18/2034	GBP	200	283
6.125% due 01/21/2025		200	309
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	1,000	1,326
Volkswagen International Finance NV 3.875% due 06/17/2029 •(d)		7,900	10,457
			25,820
UTILITIES 1.0%
Transcanada Trust 5.500% due 09/15/2079 •		$5,000	5,518
Vodafone Group PLC 7.000% due 04/04/2079 •		10,400	12,951
			18,469
Total Corporate Bonds & Notes (Cost $936,187)			1,025,537
		SHARES
PREFERRED SECURITIES 38.4%
BANKING & FINANCE 35.6%
Abanca Corp. Bancaria S.A. 7.500% due 10/02/2023 •(d)		1,400,000	1,778
Banco Bilbao Vizcaya Argentaria S.A.
6.000% due 01/15/2026 •(d)		10,200,000	13,793
6.500% due 03/05/2025 •(d)		5,200,000	5,548
Banco de Sabadell S.A. 6.500% due 05/18/2022 •(d)		1,600,000	1,950
Banco Santander S.A.
4.375% due 01/14/2026 •(d)		3,600,000	4,420
5.250% due 09/29/2023 •(d)(e)		1,400,000	1,790
Bank of America Corp.
4.300% due 01/28/2025 •(d)		2,000,000	2,065
5.125% due 06/20/2024 •(d)		11,300,000	11,956
5.875% due 03/15/2028 •(d)		40,610,000	45,987
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(d)		13,000,000	14,369
Bankia S.A.
6.000% due 07/18/2022 •(d)		7,000,000	8,860
6.375% due 09/19/2023 •(d)		7,600,000	9,987
Bankinter S.A. 6.250% due 01/17/2026 •(d)		3,200,000	4,310
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)		2,000,000	2,013
CaixaBank S.A.
5.250% due 03/23/2026 •(d)(e)		14,000,000	17,587
5.875% due 10/09/2027 •(d)		6,600,000	8,914
6.750% due 06/13/2024 •(d)		7,000,000	9,477

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	20,000,000	21,150
5.000% due 12/01/2027 •(d)	13,875,000	14,829
5.375% due 06/01/2025 •(d)	16,000,000	17,860
Citigroup, Inc.
4.000% due 12/10/2025 •(d)	15,700,000	16,151
4.700% due 01/30/2025 •(d)	15,000,000	15,442
5.000% due 09/12/2024 •(d)	100,000	104
5.900% due 02/15/2023 •(d)	5,000,000	5,265
5.950% due 05/15/2025 •(d)	13,500,000	14,782
6.300% due 05/15/2024 •(d)	27,554,000	29,937
Citizens Financial Group, Inc.
5.650% due 10/06/2025 •(d)	10,000,000	11,252
6.375% due 04/06/2024 •(d)	8,400,000	8,673
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(d)	2,000	213
Deutsche Bank Capital Finance Trust 1.750% due 06/27/2021 •(d)	260,000	307
Discover Financial Services
5.500% due 10/30/2027 •(d)	9,000,000	9,664
6.125% due 06/23/2025 •(d)	5,000,000	5,656
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(d)	7,000,000	7,560
Goldman Sachs Group, Inc.
4.128% due 02/01/2021 ~(d)	2,000,000	2,001
4.400% due 02/10/2025 •(d)	13,500,000	13,838
4.950% due 02/10/2025 •(d)	13,600,000	14,439
5.000% due 11/10/2022 •(d)	31,900,000	32,299
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)(h)	8,813,000	17,637
JPMorgan Chase & Co.
3.684% (US0003M + 3.470%) due 04/30/2021 ~(d)	7,815,000	7,761
4.000% due 04/01/2025 •(d)	6,200,000	6,305
4.600% due 02/01/2025 •(d)	37,000,000	38,249
5.000% due 08/01/2024 •(d)	2,500,000	2,632
6.100% due 10/01/2024 •(d)	16,400,000	17,993
Morgan Stanley
4.875% due 01/15/2025 (d)	280,000	7,456
5.300% due 12/15/2025 •(d)	12,500,000	12,781
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	361,506	10,429
5.875% due 09/15/2026 •(d)	7,600,000	8,531
Nationwide Building Society 10.250% ~	73,204	17,731
Regions Financial Corp. 5.750% due 06/15/2025 •(d)	5,000,000	5,583
SVB Financial Group 5.250% due 02/15/2025 (d)	280,000	7,526
Truist Financial Corp.
4.950% due 09/01/2025 •(d)	10,000,000	11,025
5.050% due 12/15/2024 •(d)	11,400,000	11,585
5.100% due 03/01/2030 •(d)	15,000,000	17,175
U.S. Bancorp 5.300% due 04/15/2027 •(d)	9,850,000	11,103
Wells Fargo & Co.
4.750% due 03/15/2025 (d)	400,000	10,568
5.900% due 06/15/2024 •(d)	38,032,000	40,497
		668,793
INDUSTRIALS 1.1%
Energy Transfer Operating LP
6.750% due 05/15/2025 •(d)	3,000,000	2,749
7.125% due 05/15/2030 •(d)	7,000,000	6,668
General Electric Co. 5.000% due 03/15/2021 •(d)	12,795,000	11,880
		21,297
UTILITIES 1.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)	588,030	15,791
AT&T, Inc. 2.875% due 03/02/2025 •(d)	6,700,000	8,255

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(d)	7,500,000	8,034
		32,080
Total Preferred Securities (Cost $675,558)		722,170
SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (g) 2.9%		55,368
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.1%
0.084% due 01/07/2021 - 02/25/2021 (b)(c)(j)(l)	19,924	19,923
U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.075% due 02/18/2021 - 03/16/2021 (a)(b)(c)(l)	3,610	3,610
Total Short-Term Instruments (Cost $78,901)		78,901
Total Investments in Securities (Cost $1,693,508)		1,829,751
	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	8,614,428	84,947
Total Short-Term Instruments (Cost $84,923)		84,947
Total Investments in Affiliates (Cost $84,923)		84,947
Total Investments 101.8% (Cost $1,778,431)		$1,914,698
Financial Derivative Instruments (i)(k) (0.6)%(Cost or Premiums, net $(460))		(10,891)
Other Assets and Liabilities, net (1.2)%		(22,210)
Net Assets 100.0%		$1,881,597

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$15,845	$15,791	0.84%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$55,368	U.S. Treasury Bills 0.000% due 12/30/2021	$(56,475)	$55,368	$55,368
Total Repurchase Agreements	$(56,475)	$55,368	$55,368
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DBL	(0.280)%	11/24/2020	TBD(2)	EUR	(4,694)	$(5,733)
(0.230)	11/24/2020	TBD(2)	(8,750)	(10,687)
(0.220)	11/24/2020	TBD(2)	(3,811)	(4,654)
(0.200)	11/24/2020	TBD(2)	(10,186)	(12,441)
0.350	11/24/2020	TBD(2)	GBP	(11,978)	(16,386)
Total Reverse Repurchase Agreements	$(49,901)
(h)	Securities with an aggregate market value of $53,190 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(49,949) at a weighted average interest rate of 0.441%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	310	$66,204	$(697)	$234	$0

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	268	$(58,160)	$(19)	$20	$0
Euro-Buxl 30-Year Bond March Futures	03/2021	86	(23,664)	(47)	31	0
U.S. Treasury 5-Year Note March Futures	03/2021	554	(69,895)	(125)	0	(26)
U.S. Treasury 10-Year Note March Futures	03/2021	825	(113,914)	(265)	4	(90)
United Kingdom Long Gilt March Futures	03/2021	49	(9,082)	(97)	0	(20)
$(553)	$55	$(136)
Total Futures Contracts	$(1,250)	$289	$(136)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	03/17/2026	GBP	26,400	$118	$(121)	$(3)	$0	$(38)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031	6,200	(23)	(41)	(64)	0	(19)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051	6,600	(525)	24	(501)	0	(73)
Receive(1)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026	EUR	17,500	25	48	73	2	0
Receive(1)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2051	1,400	(16)	5	(11)	0	(1)
Receive(1)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051	5,900	(39)	0	(39)	0	(2)
Total Swap Agreements	$(460)	$(85)	$(545)	$2	$(133)
(j)

Securities with an aggregate market value of $1,791 and cash of $9,031 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $4 for closed futures agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	01/2021	AUD	316	$232	$0	$(11)
01/2021	EUR	8,768	10,500	0	(211)
01/2021	GBP	4,096	5,471	0	(131)
01/2021	$54,466	EUR	44,914	408	0
BRC	01/2021	15,172	GBP	11,360	363	0
CBK	01/2021	469	EUR	389	6	0
HUS	01/2021	EUR	28,351	$34,095	0	(543)
01/2021	GBP	118,269	158,175	0	(3,563)
01/2021	$78,488	EUR	64,635	486	(5)
01/2021	53,400	GBP	40,219	1,602	0
SCX	01/2021	EUR	356,798	$427,298	0	(8,584)
01/2021	$14,802	GBP	11,121	406	0
02/2021	EUR	402,562	$492,887	763	0
TOR	01/2021	82,720	99,066	0	(1,990)
02/2021	45,724	55,983	87	0
Total Forward Foreign Currency Contracts	$4,121	$(15,038)
(l)

Securities with an aggregate market value of $15,038 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,143	$0	$3,143
Corporate Bonds & Notes
Banking & Finance	0	981,248	0	981,248
Industrials	0	25,820	0	25,820
Utilities	0	18,469	0	18,469
Preferred Securities
Banking & Finance	35,979	632,814	0	668,793
Industrials	0	21,297	0	21,297
Utilities	0	16,289	15,791	32,080
Short-Term Instruments
Repurchase Agreements	0	55,368	0	55,368
U.S. Treasury Bills	0	19,923	0	19,923
U.S. Treasury Cash Management Bills	0	3,610	0	3,610
	$35,979	$1,777,981	$15,791	$1,829,751
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,947	$0	$0	$84,947
Total Investments	$120,926	$1,777,981	$15,791	$1,914,698
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	289	2	0	291
Over the counter	0	4,121	0	4,121
	$289	$4,123	$0	$4,412
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(136)	(133)	0	(269)
Over the counter	0	(15,038)	0	(15,038)
	$(136)	$(15,171)	$0	$(15,307)
Total Financial Derivative Instruments	$153	$(11,048)	$0	$(10,895)
Totals	$121,079	$1,766,933	$15,791	$1,903,803

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.6% ¤
CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 8.4%
ABN AMRO Bank NV 4.750% due 07/28/2025		$100	$115
AerCap Ireland Capital DAC 4.625% due 07/01/2022		400	421
Aircastle Ltd. 5.125% due 03/15/2021		1,255	1,265
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	2,248
3.800% due 08/15/2029		$881	1,025
Barclays Bank PLC 10.179% due 06/12/2021		9,073	9,437
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		1,038	1,052
4.337% due 01/10/2028		200	230
4.972% due 05/16/2029 •		200	240
5.088% due 06/20/2030 •		200	240
5.200% due 05/12/2026		200	233
7.125% due 06/15/2025 •(h)(i)	GBP	882	1,348
7.875% due 03/15/2022 •(h)(i)		$200	210
8.000% due 06/15/2024 •(h)(i)		200	223
BOC Aviation Ltd. 4.000% due 01/25/2024		200	213
CIT Group, Inc.
4.125% due 03/09/2021		257	258
5.000% due 08/15/2022		182	193
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		2,878	2,911
4.044% due 06/01/2024 •		1,006	1,094
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	1,000	1,257
Credit Suisse AG 6.500% due 08/08/2023 (i)		$800	903
Credit Suisse Group AG
3.750% due 03/26/2025		500	556
6.375% due 08/21/2026 •(h)(i)		574	640
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		881	879
3.961% due 11/26/2025 •		3,081	3,369
4.250% due 10/14/2021		7,630	7,826
Discover Bank 4.650% due 09/13/2028		400	479
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,915	2,265
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	601
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$1,182	1,177
1.521% (US0003M + 1.270%) due 03/28/2022 ~		558	549
2.770% (US0003M + 2.550%) due 01/07/2021 ~		1,098	1,098
3.087% due 01/09/2023		912	930
3.550% due 10/07/2022		626	640
General Motors Financial Co., Inc.
0.009% due 03/26/2022 •	EUR	200	244
1.550% (US0003M + 1.310%) due 06/30/2022 ~		$104	105
GSPA Monetization Trust 6.422% due 10/09/2029		33	37
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		346	362
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		200	201
2.357% due 08/18/2031 •		1,569	1,623
3.000% due 05/29/2030 •	GBP	723	1,129
4.292% due 09/12/2026 •		$472	538
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		200	218
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(h)(i)	EUR	787	966
JPMorgan Chase & Co.
1.099% (US0003M + 0.890%) due 07/23/2024 ~		$817	828
2.182% due 06/01/2028 •		3,138	3,333

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Lloyds Banking Group PLC
4.550% due 08/16/2028		801	967
7.500% due 09/27/2025 •(h)(i)		1,992	2,296
7.625% due 06/27/2023 •(h)(i)	GBP	1,302	1,963
Mitsubishi UFJ Financial Group, Inc. 1.075% (US0003M + 0.860%) due 07/26/2023 ~		$346	350
Nationwide Building Society 4.363% due 08/01/2024 •		500	544
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		2,432	2,477
2.875% due 09/19/2026 •	GBP	158	235
4.269% due 03/22/2025 •		$500	553
4.519% due 06/25/2024 •		1,412	1,543
4.892% due 05/18/2029 •		4,426	5,323
5.076% due 01/27/2030 •		200	246
8.000% due 08/10/2025 •(h)(i)		440	514
8.625% due 08/15/2021 •(h)(i)		2,524	2,625
Navient Corp.
5.500% due 01/25/2023		64	67
6.500% due 06/15/2022		351	372
6.625% due 07/26/2021		209	214
7.250% due 01/25/2022		182	191
Nissan Motor Acceptance Corp.
0.941% due 09/28/2022 •		78	77
1.900% due 09/14/2021		449	452
2.600% due 09/28/2022		554	569
2.650% due 07/13/2022		572	586
3.650% due 09/21/2021		390	397
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,310
2.679% due 07/16/2030		1,491	1,580
OneMain Finance Corp.
5.625% due 03/15/2023		93	100
6.125% due 05/15/2022		209	222
7.750% due 10/01/2021		558	588
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		12	13
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		801	891
SL Green Realty Corp. 4.500% due 12/01/2022		410	431
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		200	202
3.000% due 07/15/2022		300	308
Societe Generale S.A. 6.750% due 04/07/2021 •(h)(i)	EUR	180	223
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		$1,133	1,138
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	56	91
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		$2,040	2,091
2.130% due 07/08/2030		3,609	3,789
UBS AG
4.750% due 02/12/2026 •(i)	EUR	1,163	1,430
5.125% due 05/15/2024 (i)		$6,749	7,456
7.625% due 08/17/2022 (i)		1,336	1,479
UBS Group AG 4.125% due 09/24/2025		200	229
UniCredit SpA
6.572% due 01/14/2022		1,000	1,054
6.750% due 09/10/2021 •(h)	EUR	300	374
Wells Fargo & Co.
0.625% due 03/25/2030		1,500	1,871
1.741% due 05/04/2030 •		1,200	1,629
2.393% due 06/02/2028 •		$7,296	7,771
WPC Eurobond BV 2.250% due 04/09/2026	EUR	881	1,182
			115,722
INDUSTRIALS 2.4%
Aker BP ASA 2.875% due 01/15/2026		$450	460
AutoNation, Inc. 3.350% due 01/15/2021		235	235
BAT Capital Corp. 3.222% due 08/15/2024		31	34
BAT International Finance PLC 3.950% due 06/15/2025		93	105
Boeing Co. 2.750% due 02/01/2026		700	736
Canadian Pacific Railway Co. 4.500% due 01/15/2022		64	67
Centene Corp. 4.750% due 01/15/2025		535	550

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,130
4.908% due 07/23/2025		315	366
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	780
DAE Funding LLC 5.250% due 11/15/2021		78	80
Daimler Finance North America LLC 0.895% (US0003M + 0.670%) due 11/05/2021 ~		150	151
Dell International LLC
4.900% due 10/01/2026		78	92
5.300% due 10/01/2029		235	288
5.850% due 07/15/2025		78	94
Energy Transfer Operating LP 4.250% due 03/15/2023		235	250
Energy Transfer Partners LP 5.000% due 10/01/2022		78	83
Fairstone Financial, Inc. 7.875% due 07/15/2024		220	234
Huntsman International LLC 5.125% due 11/15/2022		235	251
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	628	784
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		566	720
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,238	1,316
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,427
3.875% due 07/26/2029		1,255	1,407
INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	1,104
MPLX LP 2.650% due 08/15/2030		$900	944
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		785	821
3.522% due 09/17/2025		1,177	1,263
4.345% due 09/17/2027		1,741	1,924
4.810% due 09/17/2030		500	564
Oracle Corp. 3.850% due 04/01/2060		4,080	5,018
Sands China Ltd.
5.125% due 08/08/2025		1,961	2,204
5.400% due 08/08/2028		2,746	3,223
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,020	1,087
3.375% due 07/09/2060		1,020	1,132
Woodside Finance Ltd. 4.600% due 05/10/2021		78	78
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	410	3
ZF North America Capital, Inc. 4.500% due 04/29/2022		$150	155
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		314	347
			32,507
UTILITIES 0.6%
AT&T, Inc. 2.250% due 02/01/2032		549	558
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	2,123
4.550% due 07/01/2030		800	912
Petrobras Global Finance BV 5.093% due 01/15/2030		424	474
Rio Oil Finance Trust 8.200% due 04/06/2028		470	530
Sprint Communications, Inc.
6.000% due 11/15/2022		602	653
11.500% due 11/15/2021		155	169
Sprint Corp.
7.250% due 09/15/2021		2,081	2,168
7.875% due 09/15/2023		189	219
			7,806
Total Corporate Bonds & Notes (Cost $149,545)			156,035
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040		375	523
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		250	362

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	85	97
6.725% due 04/01/2035	185	214
		1,196
NEW JERSEY 0.0%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (e)	605	586
Total Municipal Bonds & Notes (Cost $1,459)		1,782
U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
0.375% due 08/25/2025	26,831	26,832
1.882% due 03/01/2034 •	28	30
2.310% due 08/01/2022	62	64
2.358% due 01/25/2031 ~(a)	401	59
3.516% due 12/01/2034 •	31	31
4.500% due 09/25/2040	649	817
Freddie Mac
2.209% due 07/15/2035 •	7,767	7,856
3.500% due 07/15/2042	2,245	2,375
4.000% due 01/01/2048 - 03/01/2049	1,401	1,499
6.500% due 05/01/2035	74	85
Ginnie Mae
0.505% due 08/20/2047 •	172	170
1.336% due 04/20/2068 •	864	875
3.125% due 11/20/2044 •	380	393
Ginnie Mae, TBA 5.000% due 01/01/2051	4,800	5,241
Small Business Administration
5.490% due 03/01/2028	16	18
6.020% due 08/01/2028	128	141
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	8,545	9,051
3.500% due 04/01/2048 - 05/01/2048	740	785
6.000% due 08/01/2036 - 04/01/2041	301	349
6.000% due 09/01/2036 - 10/01/2040	91	108
6.500% due 09/01/2036	55	63
Uniform Mortgage-Backed Security, TBA
2.500% due 03/01/2051	105,700	111,059
4.500% due 01/01/2051	30,500	33,057
Total U.S. Government Agencies (Cost $199,461)		200,958
U.S. TREASURY OBLIGATIONS 22.4%
U.S. Treasury Bonds
1.625% due 11/15/2050	22,110	21,984
3.000% due 08/15/2048	461	606
3.000% due 02/15/2049	8,947	11,781
4.625% due 02/15/2040	1,293	2,013
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022	29,332	29,859
0.125% due 04/15/2022 (l)	16,299	16,642
0.125% due 07/15/2030	3,585	4,024
0.250% due 02/15/2050	1,519	1,813
0.375% due 07/15/2025	2,412	2,650
0.375% due 01/15/2027	1,734	1,935
0.625% due 07/15/2021	7,099	7,192
0.625% due 02/15/2043	711	887
0.750% due 02/15/2045	1,437	1,856
1.000% due 02/15/2046	1,638	2,236
1.000% due 02/15/2049	7,614	10,735
1.375% due 02/15/2044	9,293	13,395
2.375% due 01/15/2027	2,735	3,401
U.S. Treasury Notes
1.125% due 09/30/2021 (n)	17,200	17,330
1.500% due 08/15/2026 (n)	4,700	4,977
1.625% due 02/15/2026 (n)	3,300	3,510
1.750% due 12/31/2024 (l)(n)	12,706	13,461
2.125% due 05/15/2025 (n)	30,665	33,102
2.375% due 05/15/2029 (n)	6,905	7,801
2.625% due 12/31/2025 (n)	9,212	10,244
2.625% due 02/15/2029	70,117	80,461
3.000% due 09/30/2025 (l)(n)	2,156	2,426
Total U.S. Treasury Obligations (Cost $282,197)		306,320
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.6%
Adjustable Rate Mortgage Trust 3.179% due 01/25/2036 ^~	807	712
American Home Mortgage Assets Trust
0.338% due 10/25/2046 •	168	108
6.250% due 11/25/2046 þ	234	218

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		657	661
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	8,929	12,197
Banc of America Funding Trust 3.222% due 09/20/2046 ^~		$949	895
Bear Stearns Adjustable Rate Mortgage Trust 2.929% due 08/25/2033 ~		29	28
Bear Stearns ALT-A Trust
0.468% due 08/25/2036 •		127	119
3.369% due 05/25/2035 ~		36	37
Chase Mortgage Finance Trust 3.213% due 09/25/2036 ^~		231	209
CIM Trust 3.015% due 06/25/2057 ~		2,877	2,885
Citigroup Commercial Mortgage Trust 2.109% due 02/15/2039 •		8,811	8,888
Citigroup Mortgage Loan Trust
0.628% due 11/25/2036 •		33	34
3.228% due 09/25/2059 þ		910	918
3.258% due 04/25/2066 ~		615	629
3.361% due 09/25/2037 ^~		19	19
CitiMortgage Alternative Loan Trust 0.748% due 04/25/2037 •		298	241
Commercial Mortgage Trust 3.545% due 02/10/2036		3,766	4,185
Countrywide Alternative Loan Trust
0.268% due 12/25/2046 •		1,365	1,292
0.318% due 05/25/2047 •		441	410
0.488% due 11/25/2036 •		138	154
5.500% due 06/25/2025		363	361
5.500% due 05/25/2035		532	515
5.500% due 11/25/2035 ^		121	98
6.000% due 12/25/2035 ^		455	436
6.000% due 05/25/2036 ^		58	41
6.250% due 08/25/2036		891	749
7.000% due 10/25/2037		121	67
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^		299	231
6.000% due 02/25/2037 ^		309	238
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •		102	97
Credit Suisse Mortgage Capital Trust
3.036% due 10/27/2059 ~		1,304	1,319
3.419% due 06/25/2050 ~		725	569
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.528% due 02/25/2037 ^•		1,005	922
0.648% due 02/25/2035 •		68	66
Downey Savings & Loan Association Mortgage Loan Trust 0.342% due 10/19/2036 •		229	200
First Horizon Alternative Mortgage Securities Trust 2.553% due 06/25/2036 ^~		746	681
HarborView Mortgage Loan Trust 0.357% due 12/19/2036 •		368	331
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	2,473	3,388
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$3,626	3,671
Impac CMB Trust 0.788% due 03/25/2035 •		239	238
IndyMac Mortgage Loan Trust
0.348% due 11/25/2046 •		996	921
0.628% due 07/25/2035 •		319	305
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		692	678
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		93	95
3.222% due 07/27/2037 ~		146	145
5.750% due 01/25/2036 ^		14	10
Lehman Mortgage Trust 0.798% due 11/25/2036 •		247	142
Lehman XS Trust 0.373% due 08/25/2046 •		570	541
Luminent Mortgage Trust 3.636% due 04/25/2036 ~		5,886	5,251
MASTR Adjustable Rate Mortgages Trust 3.176% due 11/21/2034 ~		1,131	1,158
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		195	172
Merrill Lynch Alternative Note Asset Trust
0.348% due 03/25/2037 •		2,664	1,046
6.000% due 03/25/2037		65	40
Merrill Lynch Mortgage Investors Trust
2.430% due 02/25/2036 ~		3	3
2.483% due 04/25/2035 ~		18	18

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

MF1 Ltd. 1.278% due 12/25/2034 •		1,573	1,564
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		100	69
MortgageIT Trust 0.668% due 12/25/2035 •		482	482
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,423	1,498
2.750% due 11/25/2059 ~		2,493	2,625
3.500% due 12/25/2057 ~		2,694	2,858
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		37	26
NovaStar Mortgage Funding Trust 0.518% due 09/25/2046 •		775	337
Prime Mortgage Trust 6.000% due 06/25/2036 ^		123	121
RBSSP Resecuritization Trust
0.400% due 02/26/2037 •		251	251
0.643% due 04/26/2037 •		15	15
Ready Capital Mortgage Financing LLC 2.298% due 02/25/2035 •		2,667	2,687
Residential Accredit Loans, Inc. Trust
0.308% due 01/25/2037 •		2,576	2,400
0.398% due 08/25/2037 •		26	24
1.641% due 10/25/2037 ~		491	461
6.000% due 01/25/2037 ^		52	51
6.000% due 03/25/2037		136	132
Residential Funding Mortgage Securities, Inc. Trust 4.108% due 04/25/2037 ~		279	254
Residential Mortgage Securities PLC 1.304% due 06/20/2070 •	GBP	7,122	9,799
Ripon Mortgages PLC 0.851% due 08/20/2056 •		16,715	22,846
Sequoia Mortgage Trust 3.116% due 09/20/2046 ^~		$158	123
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		1,658	1,671
Structured Adjustable Rate Mortgage Loan Trust
2.922% due 08/25/2035 ~		49	39
3.652% due 03/25/2036 ^~		58	52
Structured Asset Securities Corp. 5.500% due 06/25/2035		667	710
Thornburg Mortgage Securities Trust
1.985% due 12/25/2044 ~		129	129
2.316% due 09/25/2037 ~		2	2
2.423% due 03/25/2044 ~		107	107
Towd Point Mortgage Funding
0.956% due 07/20/2045 •	GBP	19,812	27,097
1.255% due 02/20/2054 ~		804	1,102
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		1,029	1,413
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •		$26	26
0.928% due 01/25/2045 •		980	972
1.609% due 02/25/2046 •		89	89
2.897% due 01/25/2035 ~		74	75
2.899% due 12/25/2035 ~		301	301
2.917% due 10/25/2035 ~		33	33
3.163% due 06/25/2037 ^~		212	203
3.173% due 06/25/2037 ^~		185	162
Washington Mutual Mortgage Pass-Through Certificates Trust
0.228% due 09/25/2036 •		551	189
0.648% due 02/25/2036 •		701	589
1.359% due 02/25/2047 ^•		1,117	997
1.549% due 04/25/2046 •		91	84
Wells Fargo Mortgage-Backed Securities Trust 3.170% due 09/25/2036 ^~		10	10
Total Non-Agency Mortgage-Backed Securities (Cost $137,922)			144,257
ASSET-BACKED SECURITIES 10.9%
522 Funding CLO Ltd. 1.468% due 10/20/2029 •		1,412	1,411
Aames Mortgage Investment Trust 1.138% due 07/25/2035 •		1,036	1,036
Accredited Mortgage Loan Trust 0.408% due 09/25/2036 •		530	519
Argent Securities Trust 0.528% due 03/25/2036 •		1,463	1,358
Asset-Backed Securities Corp. Home Equity Loan Trust 0.958% due 06/25/2034 •		1,103	1,078
Avery Point CLO Ltd. 1.198% due 07/17/2026 •		494	494
Bear Stearns Asset-Backed Securities Trust
1.198% due 08/25/2037 •		815	746
3.208% due 07/25/2036 ~		59	59

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	360	438
Cairn CLO BV 0.670% due 01/31/2030 •		1,070	1,306
Carrington Mortgage Loan Trust
1.338% due 10/20/2029 •		$4,080	4,069
1.448% due 10/17/2029 •		1,883	1,882
1.458% due 10/17/2029 •		3,609	3,607
Centex Home Equity Loan Trust 0.793% due 03/25/2034 •		120	118
CIFC Funding Ltd. 1.075% due 10/25/2027 •		3,896	3,882
Citigroup Mortgage Loan Trust
0.338% due 05/25/2037 •		953	747
0.468% due 09/25/2036 •		3,906	3,406
0.668% due 03/25/2036 •		1,777	1,703
6.750% due 05/25/2036 þ		127	91
Citigroup Mortgage Loan Trust, Inc.
0.598% due 10/25/2036 •		711	706
1.048% due 09/25/2035 ^•		1,070	1,036
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 •		601	550
0.348% due 02/25/2037 •		378	361
Countrywide Asset-Backed Certificates Trust
0.288% due 03/25/2037 •		304	292
0.298% due 03/25/2047 ^•		981	964
0.308% due 03/25/2037 •		20	20
0.888% due 08/25/2047 •		494	484
Countrywide Partnership Trust 1.048% due 02/25/2035 •		3,774	3,686
Crown Point CLO Ltd.
1.158% due 07/17/2028 •		1,055	1,054
1.388% due 10/20/2028 •		682	680
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		2,216	785
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •	EUR	912	1,109
ECMC Group Student Loan Trust 1.148% due 07/25/2069 •		$591	593
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		711	712
Encore Credit Receivables Trust 0.883% due 09/25/2035 •		110	110
Euro-Galaxy CLO BV
0.750% due 01/17/2031 •	EUR	720	879
0.820% due 11/10/2030 •		800	978
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$4,612	4,592
First Franklin Mortgage Loan Trust
0.308% due 11/25/2036 •		441	430
0.458% due 09/25/2036 •		153	132
0.868% due 11/25/2035 •		754	719
Fremont Home Loan Trust
0.288% due 11/25/2036 •		401	276
0.298% due 10/25/2036 •		1,225	659
0.883% due 01/25/2035 •		410	407
0.883% due 07/25/2035 •		52	51
Galaxy CLO Ltd. 1.437% due 10/15/2030 •		1,020	1,020
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		975	986
2.470% due 11/15/2023		800	810
2.580% due 07/17/2023		455	460
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	2,040	2,500
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •		$1,266	1,266
GSAA Home Equity Trust
0.288% due 03/25/2036 •		240	112
0.468% due 04/25/2047 •		536	324
6.295% due 06/25/2036 þ		408	167
GSAMP Trust
0.238% due 01/25/2037 •		1,905	1,395
0.248% due 12/25/2046 •		179	115
0.278% due 12/25/2046 •		981	629
0.378% due 01/25/2037 •		410	352
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		137	137
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •		398	342
HSI Asset Securitization Corp. Trust 0.628% due 11/25/2035 •		3,604	3,561
JPMorgan Mortgage Acquisition Trust
0.358% due 10/25/2036 •		562	550
0.448% due 03/25/2037 •		1,353	1,269
0.548% due 07/25/2036 •		6,824	6,423

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		496	502
Long Beach Mortgage Loan Trust 0.588% due 02/25/2036 •		1,069	1,045
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	500	615
Merrill Lynch Mortgage Investors Trust
0.258% due 08/25/2037 •		$4,013	2,585
0.408% due 02/25/2037 •		2,729	1,170
MidOcean Credit CLO 1.468% due 01/20/2029 •		3,060	3,059
Monarch Grove CLO 1.095% due 01/25/2028 •		580	576
Morgan Stanley ABS Capital, Inc. Trust
0.363% due 03/25/2037 •		924	482
1.078% due 07/25/2035 •		1,212	1,198
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		280	280
Mountain View CLO Ltd. 1.320% due 10/16/2029 •		1,118	1,112
Nassau Ltd. 2.383% due 07/20/2029 •		1,334	1,339
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		275	110
NovaStar Mortgage Funding Trust 0.348% due 09/25/2037 •		835	804
OCP CLO Ltd. 1.338% due 07/20/2029 •		1,177	1,178
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		810	809
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •		2,570	1,809
0.288% due 03/25/2037 •		319	248
0.508% due 01/25/2036 •		2,014	1,841
0.928% due 02/25/2035 •		748	738
Ozlme BV 0.820% due 01/18/2030 •	EUR	1,042	1,273
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •		1,334	1,633
Palmer Square Loan Funding Ltd. 1.115% due 10/24/2027 •		$1,789	1,787
Renaissance Home Equity Loan Trust
1.248% due 09/25/2037 •		262	132
5.586% due 11/25/2036 þ		662	357
Residential Asset Securities Corp. Trust
0.728% due 06/25/2033 •		99	90
0.808% due 12/25/2035 •		1,479	1,399
Securitized Asset-Backed Receivables LLC Trust 0.868% due 10/25/2035 •		1,509	1,408
Seneca Park CLO Ltd. 1.338% due 07/17/2026 •		21	21
SLM Student Loan Trust 1.715% due 04/25/2023 •		197	197
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,509	1,561
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		4,917	4,912
Soundview Home Loan Trust
0.308% due 10/25/2036 •		3,277	3,252
0.318% due 07/25/2037 •		474	419
0.613% due 02/25/2036 •		945	891
1.448% due 10/25/2037 •		639	547
South Carolina Student Loan Corp. 1.225% due 09/03/2024 •		140	141
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		2,864	2,865
Specialty Underwriting & Residential Finance Trust 0.748% due 12/25/2036 •		792	780
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		378	377
Structured Asset Investment Loan Trust 0.928% due 02/25/2035 •		1,753	1,744
Symphony CLO Ltd.
1.117% due 04/15/2028 •		949	945
1.179% due 07/14/2026 •		1,685	1,683
Telos CLO Ltd.
1.168% due 04/17/2028 •		728	726
1.488% due 01/17/2027 •		503	503
TICP CLO Ltd.
1.018% due 07/20/2027 •		2,530	2,523
1.058% due 04/20/2028 •		2,410	2,406
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	400	488
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$1,489	1,549
3.000% due 11/25/2058 ~		633	649

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

3.358% due 10/25/2057 ~		1,479	1,568
Trestles CLO Ltd. 1.505% due 07/25/2029 •		4,158	4,163
Venture CLO Ltd.
1.256% due 04/20/2029 •(b)		4,853	4,853
1.366% due 10/22/2031 •		1,177	1,178
1.448% due 04/20/2029 •		4,853	4,849
Wind River CLO Ltd. 1.107% due 10/15/2027 •		1,173	1,171
Total Asset-Backed Securities (Cost $146,989)			149,173
SOVEREIGN ISSUES 3.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ		149	60
0.125% due 07/09/2035 þ		97	35
Brazil Government International Bond 4.750% due 01/14/2050		572	614
Israel Government International Bond 4.125% due 01/17/2048		200	258
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	2,908,633	28,254
0.100% due 03/10/2029 (g)		1,505,908	14,657
Saudi Government International Bond
4.000% due 04/17/2025		$2,322	2,597
4.500% due 10/26/2046		400	487
5.000% due 04/17/2049		981	1,289
Total Sovereign Issues (Cost $46,344)			48,251
		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		1,000,000	1,250
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)		1,300,000	1,629
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(h)		300,000	298
Truist Financial Corp. 4.950% due 09/01/2025 •(h)		1,098,000	1,211
Total Preferred Securities (Cost $4,066)			4,388
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS (j) 3.6%			49,113
SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$4,200	4,203
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (e)(f)	ARS	38,898	283
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (e)(f)	JPY	2,840,000	27,511
U.S. TREASURY BILLS 0.8%
0.084% due 01/07/2021 - 03/02/2021 (b)(d)(e)(l)(n)		$10,255	10,255

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $91,294)		91,365
Total Investments in Securities (Cost $1,059,277)		1,102,530
	SHARES
INVESTMENTS IN AFFILIATES 35.8%
SHORT-TERM INSTRUMENTS 35.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.8%
PIMCO Short-Term Floating NAV Portfolio III	49,727,204	490,360
Total Short-Term Instruments (Cost $490,021)		490,360
Total Investments in Affiliates (Cost $490,021)		490,360
Total Investments 116.4% (Cost $1,549,298)		$1,592,890
Financial Derivative Instruments (k)(m) (0.6)%(Cost or Premiums, net $(5,597))		(8,620)
Other Assets and Liabilities, net (15.8)%		(215,771)
Net Assets 100.0%		$1,368,499

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$4,613	U.S. Treasury Bills 0.000% due 12/30/2021			$(4,705)	$4,613	$4,613
MBC	0.110	12/31/2020	01/04/2021	44,500	U.S. Treasury Bills 0.000% due 03/11/2021 - 04/29/2021			(45,560)	44,500	44,501
Total Repurchase Agreements								$(50,265)	$49,113	$49,114
SHORT SALES:
Description					Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA					2.000%	02/01/2051		$1,818	$(1,878)	$(1,885)
Uniform Mortgage-Backed Security, TBA					5.000	01/01/2051		4,800	(5,311)	(5,312)
	Total U.S. Government Agencies								(7,189)	(7,197)
Sovereign Issues (1.5)%
Canada Government International Bond					2.750%	12/01/2048	CAD	18,400	(19,427)	(19,906)
Total Short Sales (2.0)%									$(26,616)	$(27,103)
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(18,505) at a weighted average interest rate of 0.463%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)								Payable for short sales includes $72 of accrued interest.
(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	124	$26,482	$(225)	$93	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	22	$(4,774)	$1	$2	$0
U.S. Treasury 2-Year Note March Futures	03/2021	655	(144,740)	(137)	0	(15)
U.S. Treasury 5-Year Note March Futures	03/2021	911	(114,935)	(293)	0	(43)
U.S. Treasury 10-Year Note March Futures	03/2021	1,261	(174,117)	(94)	0	(138)
U.S. Treasury 30-Year Bond March Futures	03/2021	1,018	(176,305)	1,444	0	(350)
United Kingdom Long Gilt March Futures	03/2021	14	(2,595)	(29)	0	(6)
$892	$2	$(552)
Total Futures Contracts	$667	$95	$(552)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-34 5-Year Index	(1.000)%	Quarterly	06/20/2025	$300	$(1)	$(4)	$(5)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$2,581	$123	$104	$227	$4	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	1,104	50	55	105	2	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	3,400	244	80	324	6	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	300	5	2	7	0	0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	6,600	957	16	973	0	(7)
$1,379	$257	$1,636	$12	$(7)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.562%	Quarterly	10/21/2030	$199	$0	$0	$0	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.534	Quarterly	10/21/2030	199	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	17,100	0	17	17	3	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	34,200	0	34	34	5	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	110,500	3,467	(7)	3,460	54	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	13,900	3,064	(232)	2,832	111	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	6,700	838	(133)	705	51	0
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	22,600	0	4	4	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	22,600	0	4	4	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	22,600	0	15	15	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	45,200	0	43	43	1	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$50,200	632	(21)	611	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,700	(415)	15	(400)	0	(2)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	1,787	46	1,833	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		7,800	(372)	5	(367)	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		683,500	(27,386)	361	(27,025)	0	(378)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		23,900	675	10	685	11	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(1,705)	77	(1,628)	0	(16)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		229,200	10,391	(747)	9,644	164	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,000	(5,930)	273	(5,657)	0	(55)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		300,400	13,013	(2,692)	10,321	419	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,700	(516)	78	(438)	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		5,700	(1,492)	230	(1,262)	0	(26)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		2,900	(572)	116	(456)	0	(12)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		12,700	(1,686)	504	(1,182)	0	(51)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		800	(132)	32	(100)	0	(3)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	4,400,000	(1,270)	23	(1,247)	4	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,800	(299)	48	(251)	3	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,300	517	(81)	436	0	(1)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$31,700	(115)	482	367	34	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	32,800	69	(326)	(257)	28	0
Pay	UKRPI	3.490	Maturity	09/15/2028		6,900	394	125	519	0	(27)
Pay	UKRPI	3.593	Maturity	11/15/2028		3,500	267	67	334	0	(13)
Pay	UKRPI	3.595	Maturity	11/15/2028		12,500	959	241	1,200	0	(46)
Pay	UKRPI	3.603	Maturity	11/15/2028		3,300	258	64	322	0	(12)
Pay	UKRPI	3.415	Maturity	02/15/2030		29,500	414	453	867	0	(150)
Pay	UKRPI	3.475	Maturity	08/15/2030		32,800	(25)	529	504	0	(191)
Receive	UKRPI	3.397	Maturity	11/15/2030		700	0	2	2	4	0
Receive	UKRPI	3.445	Maturity	11/15/2030		1,300	0	(8)	(8)	7	0
Receive	UKRPI	3.510	Maturity	11/15/2030		700	0	(13)	(13)	4	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,200	0	(53)	(53)	0	(7)
Pay	UKRPI	3.272	Maturity	11/15/2040		900	0	(16)	(16)	0	(6)
Pay	UKRPI	3.273	Maturity	11/15/2040		1,300	0	(23)	(23)	0	(8)
Pay	UKRPI	3.340	Maturity	11/15/2040		1,200	0	17	17	0	(7)
Receive	UKRPI	3.000	Maturity	11/15/2050		500	0	49	49	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050		900	0	48	48	0	(5)
Receive	UKRPI	3.143	Maturity	11/15/2050		500	0	(16)	(16)	0	(3)
							$(5,170)	$(356)	$(5,526)	$911	$(1,035)
Total Swap Agreements							$(3,792)	$(103)	$(3,895)	$923	$(1,042)
(l)

Securities with an aggregate market value of $17,185 and cash of $3,574 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $1 closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)									This instrument has a forward starting effective date.
(m)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		CAD	5,988			$4,683	$0		$(21)
		01/2021		JPY	2,237,738			21,517	0		(156)
		03/2021		TWD	86,792			3,135	8		0
BPS		01/2021		CAD	24,892			19,528	0		(28)
		01/2021			$2,281		EUR	1,875	10		0
		01/2021			1,347		GBP	1,002	23		0
		03/2021		TWD	471,493			$16,838	0		(148)
		03/2021			$16,871		SGD	22,768	358		0
BRC		01/2021		BRL	49,641			$9,354	0		(203)
		01/2021			$9,552		BRL	49,641	5		0
CBK		01/2021		GBP	356			$476	0		(11)
		01/2021		JPY	218,159			2,094	0		(18)
		01/2021			$8		ZAR	129	1		0
GLM		01/2021		BRL	45,270		EUR	7,208	91		0
		01/2021			51,691			$9,947	0		(5)
		01/2021		EUR	7,066		BRL	45,270	83		0
		01/2021			$10,170			51,691	0		(219)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	01/2021		19,817	CAD	25,256		25	0
	01/2021		44,335	JPY	4,588,668		107	0
	02/2021	BRL	51,691		$10,165		216	0
	02/2021	EUR	7,200	BRL	45,270		0	(90)
	02/2021	JPY	4,588,668		$44,347		0	(108)
	03/2021	CNH	47,799		7,239		0	(76)
HUS	01/2021	BRL	2,050		316		0	(79)
	01/2021	GBP	62,065		83,000		0	(1,877)
	01/2021	JPY	403,027		3,867		0	(36)
	01/2021		$395	BRL	2,050		0	0
	01/2021		5,392	EUR	4,429		19	0
	01/2021		6	ZAR	91		0	0
	02/2021	RUB	841		$11		0	0
	03/2021		$7,126	CNY	47,265		94	0
SCX	01/2021	EUR	20,518		$24,572		0	(494)
	01/2021	GBP	283		376		0	(11)
	01/2021		$2,331	GBP	1,727		31	0
	02/2021	EUR	20,518		$25,122		39	0
	03/2021	JPY	2,840,000		27,472		0	(60)
SOG	03/2021		$3,143	SGD	4,197		33	0
TOR	01/2021	CAD	31,062		$23,977		0	(426)
	01/2021	JPY	1,729,744		16,581		0	(172)
	01/2021		$24,382	CAD	31,062		21	0
	02/2021	CAD	31,062		$24,384		0	(22)
UAG	02/2021	RUB	331		4		0	0
Total Forward Foreign Currency Contracts							$1,164	$(4,260)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	426,400	$1,038	$1,824
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	320,700	1,225	6,968
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	291,100	1,070	6,438
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	159,200	1,273	12,563
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	161,700	949	10,740
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	8,600	3	779
Total Purchased Options							$5,558	$39,312
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900%	01/20/2021	2,200	$(4)	$0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	900	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	1,000	(2)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	400	(3)	0
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	3,800	(11)	(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.425	03/17/2021	2,300	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.775	03/17/2021	1,200	(2)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	2,300	(2)	(2)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	600	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	01/20/2021	1,100	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	1.050	01/20/2021	1,600	(3)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,600	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	4,800	(4)	(3)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	1,600	(1)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	2,600	(3)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	4,800	(5)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	1,600	(2)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	1,600	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,600	(2)	(3)
BRC	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	5,400	(11)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,800	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	1,600	(2)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	4,000	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	4,000	(7)	(7)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	1,000	(2)	(2)
DUB	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	01/20/2021	1,400	(2)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	02/17/2021	1,300	(2)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	800	(1)	(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,000	(3)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,300	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,300	(3)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,100	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,500	(4)	(2)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	600	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,700	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	1,700	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	1,700	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	3,000	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,700	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	3,000	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	1,700	(2)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,500	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	1,600	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	800	(2)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	2,300	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	2,300	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,300	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	2,400	(3)	(2)
$(127)	$(65)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	15,841	$(353)	$(291)
Call - OTC USD versus MXN	23.100	12/16/2021	15,841	(289)	(368)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	13,891	(142)	(129)
Call - OTC USD versus CNH	7.000	12/16/2021	13,891	(141)	(147)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	11,941	(236)	(198)
Call - OTC USD versus MXN	23.000	12/09/2021	11,941	(236)	(280)
$(1,397)	$(1,413)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164%	11/01/2021	85,300	$(1,086)	$(1,611)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	84,000	(1,273)	(11,165)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	85,400	(949)	(9,445)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	109,300	(1,304)	(5,711)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	93,200	(1,042)	(4,553)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	17,200	0	(302)
$(5,654)	$(32,787)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	700	$(3)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	1,000	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,800	(6)	(2)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	1,200	(4)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,100	(5)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,000	(4)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,300	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,000	(2)	(5)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,200	(2)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,200	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,000	(6)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	1,300	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,300	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	1,300	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,400	(4)	(1)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				104.141	03/04/2021		1,400	(2)		(2)
									$(56)		$(40)
Total Written Options									$(7,234)		$(34,305)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$635	$(129)	$99	$0	$(30)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	36,546	0.333% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/15/2021	$253,536	$0	$(29,704)	$0	$(29,704)
BPS	Pay	S&P 500 Total Return Index	24,110	0.456% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/11/2021	163,867	0	(22,107)	0	(22,107)
	Pay	S&P 500 Total Return Index	78,489	0.333% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	598,735	0	(10,188)	0	(10,188)
	Pay	S&P 500 Total Return Index	17,622	0.338% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	115,004	0	(21,541)	0	(21,541)
	Pay	S&P 500 Total Return Index	9,920	0.463% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	75,672	0	(1,283)	0	(1,283)
CBK	Receive	ERAUSLT Index	329,300	0.435% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	88,352	0	31,005	31,005	0
	Pay	S&P 500 Total Return Index	10,956	0.285% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	61,843	0	(23,019)	0	(23,019)
	Receive	ERAUSLT Index	258,859	0.368% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	78,980	0	14,952	14,952	0
JPM	Receive	ERAUSLT Index	567,659	0.456% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/11/2021	201,905	0	3,019	3,019	0
	Receive	ERAUSLT Index	137,796	0.328% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	40,100	0	9,908	9,908	0
	Receive	ERAUSLT Index	1,608,041	0.343% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	580,680	0	3,567	3,567	0
	Receive	ERAUSLT Index	792,895	0.343% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/15/2021	252,545	0	35,244	35,244	0
	Receive	ERAUSLT Index	87,132	0.363% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	31,464	0	193	193	0
UAG	Receive	ERAUSLT Index	12,777	0.453% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	4,614	0	28	28	0
								$0	$(9,926)	$97,916	$(107,842)
Total Swap Agreements								$(129)	$(9,827)	$97,916	$(107,872)
(n)

Securities with an aggregate market value of $82,223 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$115,722	$0	$115,722
Industrials	0	32,507	0	32,507
Utilities	0	7,806	0	7,806
Municipal Bonds & Notes
Illinois	0	1,196	0	1,196
New Jersey	0	586	0	586
U.S. Government Agencies	0	200,958	0	200,958
U.S. Treasury Obligations	0	306,321	0	306,321
Non-Agency Mortgage-Backed Securities	0	144,257	0	144,257
Asset-Backed Securities	0	149,173	0	149,173
Sovereign Issues	0	48,251	0	48,251
Preferred Securities
Banking & Finance	0	4,388	0	4,388
Short-Term Instruments
Repurchase Agreements	0	49,113	0	49,113
Short-Term Notes	0	4,203	0	4,203
Argentina Treasury Bills	0	283	0	283
Japan Treasury Bills	0	27,511	0	27,511
U.S. Treasury Bills	0	10,255	0	10,255
	$0	$1,102,530	$0	$1,102,530
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$490,360	$0	$0	$490,360
Total Investments	$490,360	$1,102,530	$0	$1,592,890
Short Sales, at Value - Liabilities
Sovereign Issues	0	(19,906)	0	(19,906)
U.S. Government Agencies	0	(7,197)	0	(7,197)
	$0	$(27,103)	$0	$(27,103)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	95	923	0	1,018
Over the counter	0	138,392	0	138,392
	$95	$139,315	$0	$139,410
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(552)	(1,042)	0	(1,594)
Over the counter	0	(146,434)	(3)	(146,437)
	$(552)	$(147,476)	$(3)	$(148,031)
Total Financial Derivative Instruments	$(457)	$(8,161)	$(3)	$(8,621)
Totals	$489,903	$1,067,266	$(3)	$1,557,166

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO RAE PLUS EMG Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$2,100	$2,098
Total Loan Participations and Assignments (Cost $2,099)			2,098
CORPORATE BONDS & NOTES 5.7%
BANKING & FINANCE 3.6%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		2,100	2,250
Barclays Bank PLC 7.625% due 11/21/2022 (h)		760	846
Barclays PLC 7.125% due 06/15/2025 •(g)(h)	GBP	2,645	4,044
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		$5,912	5,900
3.547% due 09/18/2031 •		1,867	2,029
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,478	2,013
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •		2,489	2,941
1.296% (US0003M + 1.080%) due 08/03/2022 ~		$856	835
1.456% (US0003M + 1.235%) due 02/15/2023 ~		200	193
GSPA Monetization Trust 6.422% due 10/09/2029		736	819
HSBC Holdings PLC
6.000% due 05/22/2027 •(g)(h)		200	218
6.500% due 03/23/2028 •(g)(h)		400	450
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(g)(h)		1,945	2,242
7.625% due 06/27/2023 •(g)(h)	GBP	332	500
Nissan Motor Acceptance Corp.
0.941% due 09/28/2022 •		$311	308
2.600% due 09/28/2022		389	399
2.650% due 07/13/2022		933	955
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	449	729
UniCredit SpA 6.572% due 01/14/2022		$4,123	4,346
WPC Eurobond BV 2.250% due 04/09/2026	EUR	4,278	5,740
			37,757
INDUSTRIALS 1.7%
Aker BP ASA 2.875% due 01/15/2026		$300	307
BAT Capital Corp. 3.222% due 08/15/2024		156	169
Boeing Co. 2.750% due 02/01/2026		600	631
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		600	669
Fairstone Financial, Inc. 7.875% due 07/15/2024		1,002	1,065
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	4,123	5,150
INEOS Finance PLC 2.125% due 11/15/2025		3,890	4,710
Kraft Heinz Foods Co. 5.000% due 07/15/2035		$78	95
MPLX LP 2.650% due 08/15/2030		800	839
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		700	732
3.522% due 09/17/2025		933	1,001
4.345% due 09/17/2027		1,789	1,978
4.810% due 09/17/2030		800	903

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	13,691	94
			18,343
UTILITIES 0.4%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		$700	798
Petrobras Global Finance BV 5.093% due 01/15/2030		907	1,015
Rio Oil Finance Trust 8.200% due 04/06/2028		1,296	1,461
Sprint Communications, Inc. 6.000% due 11/15/2022		700	758
			4,032
Total Corporate Bonds & Notes (Cost $55,606)			60,132
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		390	721
7.043% due 04/01/2050		855	1,568
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043		2,255	3,549
			5,838
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		80	87
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		70	104
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043		80	121
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		935	938
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		1,865	2,442
Total Municipal Bonds & Notes (Cost $6,541)			9,530
U.S. GOVERNMENT AGENCIES 9.0%
Fannie Mae
0.498% due 07/25/2037 •		20	20
0.528% due 07/25/2037 •		34	34
0.548% due 09/25/2035 •		75	76
0.868% due 06/25/2037 •		238	242
2.310% due 08/01/2022		303	309
2.358% due 01/25/2031 ~(a)		2,351	348
Freddie Mac
0.709% due 07/15/2041 •		178	180
0.859% due 08/15/2037 •		203	208
0.869% due 10/15/2037 •		32	33
0.879% due 05/15/2037 •		110	112
0.879% due 09/15/2037 •		122	124
3.500% due 05/01/2049		1,461	1,582
4.000% due 07/01/2047 - 03/01/2049		809	868
5.000% due 07/01/2023 - 11/01/2029		146	162
Ginnie Mae
0.505% due 08/20/2047 •		1,074	1,067
3.500% due 02/15/2045		79	86
5.000% due 08/15/2033 - 04/15/2042		3,345	3,817
Ginnie Mae, TBA 5.000% due 01/01/2051		10,000	10,918
Small Business Administration 6.220% due 12/01/2028		9	10
Uniform Mortgage-Backed Security
4.500% due 11/01/2023		1	2
4.500% due 12/01/2023 - 06/01/2030		450	495
5.000% due 07/01/2023 - 12/01/2029		324	356
5.000% due 11/01/2025 - 05/01/2027		74	82
5.500% due 09/01/2025 - 10/01/2035		115	133

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

5.500% due 12/01/2028	9	10
6.000% due 11/01/2021	10	11
6.000% due 09/01/2027 - 09/01/2028	84	95
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	56,539	58,529
2.500% due 03/01/2051	9,300	9,772
3.000% due 01/01/2036	500	525
4.000% due 01/01/2036	2,000	2,123
5.000% due 01/01/2051	2,000	2,214
Total U.S. Government Agencies (Cost $93,819)		94,543
U.S. TREASURY OBLIGATIONS 44.6%
U.S. Treasury Bonds
3.000% due 08/15/2048	622	818
3.000% due 02/15/2049	31,350	41,281
4.375% due 05/15/2040	6,147	9,318
4.625% due 02/15/2040	6,301	9,812
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022	30,816	31,465
0.125% due 01/15/2023 (k)	16,712	17,362
0.125% due 07/15/2030	3,160	3,546
0.250% due 02/15/2050	1,823	2,176
0.375% due 07/15/2023 (k)	24,457	25,911
0.375% due 01/15/2027	25	28
0.625% due 02/15/2043	1,145	1,429
0.750% due 02/15/2045	1,216	1,570
1.000% due 02/15/2046	5,727	7,819
1.000% due 02/15/2049	1,138	1,605
1.375% due 02/15/2044	1,005	1,449
U.S. Treasury Notes
2.125% due 08/15/2021 (m)	300	304
2.625% due 02/15/2029 (m)	273,864	314,269
Total U.S. Treasury Obligations (Cost $411,380)		470,162
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	642	598
Banc of America Funding Trust
0.382% due 02/20/2047 •	2,511	2,501
3.667% due 02/20/2035 ~	40	43
Banc of America Mortgage Trust 3.227% due 06/25/2035 ~	29	27
Bear Stearns ALT-A Trust 0.468% due 08/25/2036 •	1,673	1,559
Citigroup Mortgage Loan Trust 2.520% due 03/25/2036 ^•	164	163
Countrywide Alternative Loan Trust
0.268% due 12/25/2046 •	5,733	5,424
0.318% due 05/25/2047 •	565	525
0.548% due 05/25/2036 •	331	287
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•	12	11
6.000% due 07/25/2036	1,222	967
6.500% due 12/25/2037	1,383	868
Credit Suisse Mortgage Capital Certificates 0.649% due 11/30/2037 ~	4,556	4,193
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,030	896
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.308% due 01/25/2047 •	533	571
Downey Savings & Loan Association Mortgage Loan Trust 0.972% due 09/19/2044 •	140	135
First Horizon Mortgage Pass-Through Trust 2.895% due 10/25/2035 ^~	430	425
GSR Mortgage Loan Trust 3.245% due 09/25/2035 ~	43	44
HarborView Mortgage Loan Trust
0.652% due 01/19/2036 •	2,175	1,570
0.832% due 06/20/2035 •	503	482
HomeBanc Mortgage Trust 0.768% due 03/25/2035 •	827	749
Impac CMB Trust 0.788% due 03/25/2035 •	605	604
IndyMac Mortgage Loan Trust 0.668% due 06/25/2035 •	152	138
JPMorgan Mortgage Trust
3.134% due 08/25/2035 ^~	128	118
5.750% due 01/25/2036 ^	13	9
Lehman Mortgage Trust 0.798% due 11/25/2036 •	1,465	845
Lehman XS Trust 0.373% due 08/25/2046 •	2,394	2,269
Merrill Lynch Mortgage Investors Trust 3.257% due 09/25/2035 ^~	139	128

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

Morgan Stanley Mortgage Loan Trust
2.998% due 07/25/2035 ~	366	351
6.315% due 06/25/2036 þ	3,296	1,337
Prime Mortgage Trust 6.000% due 06/25/2036 ^	574	566
Residential Accredit Loans, Inc. Trust
0.508% due 09/25/2036 •	1,684	1,579
0.648% due 08/25/2035 ^•	2,209	1,554
4.101% due 12/25/2035 ^~	1,764	1,602
4.420% due 09/25/2035 ^~	177	143
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	3,038	1,796
RESIMAC Bastille Trust 1.003% due 12/05/2059 •	650	649
Sequoia Mortgage Trust 0.712% due 07/20/2034 •	768	762
Structured Adjustable Rate Mortgage Loan Trust 2.448% due 12/25/2037 ^•	2,036	1,993
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 12/25/2045 •	447	424
1.308% due 11/25/2045 •	2,985	2,992
2.003% due 10/25/2046 •	3,036	2,905
2.003% due 11/25/2046 •	2,011	1,906
2.950% due 01/25/2037 ^~	241	212
3.153% due 12/25/2036 ^~	146	138
3.163% due 06/25/2037 ^~	1,441	1,381
3.451% due 02/25/2037 ^~	831	817
Washington Mutual Mortgage Pass-Through Certificates Trust 4.170% due 09/25/2036 þ	2,576	1,091
Total Non-Agency Mortgage-Backed Securities (Cost $48,242)		50,347
ASSET-BACKED SECURITIES 8.8%
Argent Securities Trust 0.298% due 07/25/2036 •	2,367	2,099
Bear Stearns Asset-Backed Securities Trust 0.308% due 08/25/2036 •	801	1,024
Carrington Mortgage Loan Trust 0.898% due 10/25/2035 •	5,477	5,281
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ	1,315	943
Citigroup Mortgage Loan Trust, Inc. 0.568% due 08/25/2036 •	10,113	9,822
Countrywide Asset-Backed Certificates
0.388% due 04/25/2037 •	1,079	960
0.728% due 08/25/2036 •	61	60
6.367% due 09/25/2046 þ	6,664	5,775
Countrywide Asset-Backed Certificates Trust 0.788% due 02/25/2036 •	10,891	10,644
Fremont Home Loan Trust
0.283% due 10/25/2036 •	1,862	1,700
0.288% due 01/25/2037 •	2,568	1,690
GSAA Home Equity Trust
0.348% due 03/25/2037 •	5,601	2,385
5.995% due 03/25/2046 ^~	5,788	3,465
GSAMP Trust 0.278% due 12/25/2046 •	5,192	3,331
GSRPM Mortgage Loan Trust 1.048% due 03/25/2035 •	3,189	3,177
IXIS Real Estate Capital Trust 0.548% due 03/25/2036 ^•	761	495
Long Beach Mortgage Loan Trust 0.308% due 12/25/2036 •	1,725	1,357
MASTR Specialized Loan Trust 0.898% due 11/25/2035 •	2,878	2,848
Morgan Stanley ABS Capital, Inc. Trust
0.228% due 11/25/2036 •	1,683	1,238
0.328% due 03/25/2037 •	3,785	1,977
New Century Home Equity Loan Trust 0.928% due 03/25/2035 •	1,047	998
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •	1,999	1,407
0.288% due 03/25/2037 •	2,233	2,070
0.368% due 04/25/2037 •	1,409	1,123
0.368% due 05/25/2037 •	1,876	1,376
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ	4,854	2,616
Residential Asset Mortgage Products Trust 2.023% due 10/25/2034 •	4,859	4,547
Residential Asset Securities Corp. Trust 0.808% due 12/25/2035 •	6,057	5,730
Securitized Asset-Backed Receivables LLC Trust 0.388% due 07/25/2036 •	1,211	720
Soundview Home Loan Trust
0.318% due 08/25/2037 •	3,298	3,024
0.348% due 06/25/2037 •	3,237	2,658

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

1.448% due 10/25/2037 •		4,239	3,627
Specialty Underwriting & Residential Finance Trust 0.298% due 09/25/2037 •		1,338	1,140
Washington Mutual Asset-Backed Certificates Trust 0.208% due 11/25/2036 •		2,992	1,254
Total Asset-Backed Securities (Cost $91,305)			92,561
SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,681	674
0.125% due 07/09/2035 þ		1,103	396
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,480	43
Brazil Government International Bond 4.750% due 01/14/2050		$1,788	1,918
Israel Government International Bond 4.125% due 01/17/2048		778	1,005
Provincia de Buenos Aires 34.187% due 05/31/2022	ARS	8,899	54
Total Sovereign Issues (Cost $3,745)			4,090
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(g)		1,591,000	1,580
Total Preferred Securities (Cost $1,591)			1,580
SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (i) 0.4%			3,726
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$3,700	3,703
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (d)(e)	ARS	51,604	376
JAPAN TREASURY BILLS 1.9%
(0.105)% due 03/29/2021 (d)(e)	JPY	2,090,000	20,246
U.S. TREASURY BILLS 0.1%
0.108% due 01/26/2021 (d)(e)(m)		$703	703
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.071% due 02/18/2021 (b)(d)(e)(m)		411	411
Total Short-Term Instruments (Cost $29,111)			29,165
Total Investments in Securities (Cost $743,439)			814,208
		SHARES
INVESTMENTS IN AFFILIATES 30.9%
SHORT-TERM INSTRUMENTS 30.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.9%
PIMCO Short-Term Floating NAV Portfolio III		33,053,909	325,945
Total Short-Term Instruments (Cost $325,922)			325,945
Total Investments in Affiliates (Cost $325,922)			325,945
Total Investments 108.1% (Cost $1,069,361)			$1,140,153
Financial Derivative Instruments (j)(l) 6.1%(Cost or Premiums, net $(1,609))			64,652

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

Other Assets and Liabilities, net (14.2)%	(149,598)
Net Assets 100.0%	$1,055,207

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Payment in-kind security.
(d)									Zero coupon security.
(e)									Coupon represents a yield to maturity.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$3,726		U.S. Treasury Bills 0.000% due 12/30/2021			$(3,801)	$3,726	$3,726
Total Repurchase Agreements									$(3,801)	$3,726	$3,726
SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(1)
Sovereign Issues (1.7)%
Canada Government International Bond						2.750%	12/01/2048	CAD	16,900	$(17,843)	$(18,283)
Total Short Sales (1.7)%										$(17,843)	$(18,283)
(1)									Payable for short sales includes $66 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(194,474) at a weighted average interest rate of 0.252%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability
Mini MSCI Emerging Markets Index March Futures				03/2021	233	$15,008		$472		$0	$(25)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	29	$(6,293)	$1	$2	$0
U.S. Treasury 2-Year Note March Futures	03/2021	2,082	(460,073)	(456)	0	(49)
U.S. Treasury 5-Year Note March Futures	03/2021	2,439	(307,714)	(778)	0	(114)
U.S. Treasury 10-Year Note March Futures	03/2021	705	(97,345)	(118)	0	(77)
U.S. Treasury 30-Year Bond March Futures	03/2021	241	(41,738)	344	0	(83)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	254	(54,245)	980	0	(190)
United Kingdom Long Gilt March Futures	03/2021	17	(3,151)	(36)	0	(7)
$(63)	$2	$(520)
Total Futures Contracts	$409	$2	$(545)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,700	$(135)	$(27)	$(162)	$0	$(3)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	61,900	(1,023)	(13)	(1,036)	0	(42)
$(1,158)	$(40)	$(1,198)	$0	$(45)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Crossover 34 5-Year Index	5.000%	Quarterly	12/20/2025	EUR	5,000	$725	$13	$738	$0	$(5)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	12,800	$0	$12	$12	$2	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	25,600	0	26	26	4	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	85,700	551	2,132	2,683	42	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	24,000	(340)	5,230	4,890	193	0
Receive	3-Month CAD-Bank Bill	1.390	Semi-Annual	03/18/2050	5,800	0	279	279	0	(40)
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	17,100	0	3	3	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	17,100	0	3	3	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	17,100	0	11	11	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	34,200	0	33	33	1	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$325,500	3,477	154	3,631	16	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	116,100	(150)	5,342	5,192	0	(5)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	131,100	(37)	(15,078)	(15,115)	0	(100)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	405,300	(16,897)	905	(15,992)	0	(204)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	33,200	986	(35)	951	15	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	82,000	(70)	(4,548)	(4,618)	0	(45)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	273,400	5,840	5,664	11,504	196	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	77,000	1,143	(11,043)	(9,900)	0	(96)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	80,200	(235)	(5,845)	(6,080)	0	(104)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	103,200	6,039	(2,534)	3,505	135	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	4,600	(6)	(637)	(643)	9	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048	2,900	13	960	973	0	(2)
Receive	CPURNSA	1.667	Maturity	06/19/2024	$58,500	0	676	676	62	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	400	0	(3)	(3)	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	1,500	(1)	114	113	0	(6)
Pay	UKRPI	3.603	Maturity	11/15/2028	7,700	0	751	751	0	(29)
Pay	UKRPI	3.480	Maturity	01/15/2030	24,500	29	1,111	1,140	0	(125)
Pay	UKRPI	3.415	Maturity	02/15/2030	9,300	0	273	273	0	(47)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	UKRPI	3.475	Maturity	08/15/2030	400	(1)	7	6	0	(2)
Receive	UKRPI	3.397	Maturity	11/15/2030	600	0	2	2	4	0
Receive	UKRPI	3.445	Maturity	11/15/2030	1,100	0	(7)	(7)	6	0
Receive	UKRPI	3.510	Maturity	11/15/2030	600	0	(11)	(11)	4	0
Pay	UKRPI	3.217	Maturity	11/15/2040	1,000	0	(44)	(44)	0	(6)
Pay	UKRPI	3.272	Maturity	11/15/2040	800	0	(14)	(14)	0	(5)
Pay	UKRPI	3.273	Maturity	11/15/2040	1,100	0	(19)	(19)	0	(7)
Pay	UKRPI	3.340	Maturity	11/15/2040	1,000	0	15	15	0	(6)
Receive	UKRPI	3.000	Maturity	11/15/2050	400	0	39	39	0	(2)
Receive	UKRPI	3.051	Maturity	11/15/2050	800	0	42	42	0	(4)
Receive	UKRPI	3.143	Maturity	11/15/2050	400	0	(12)	(12)	0	(3)
$341	$(16,046)	$(15,705)	$689	$(838)
Total Swap Agreements	$(92)	$(16,073)	$(16,165)	$689	$(888)
(k)

Securities with an aggregate market value of $13,347 and cash of $1,638 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $2 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	61,556	$592	$0	$(4)
01/2021	MXN	5,258	263	0	0
03/2021	$580	HKD	4,495	0	0
03/2021	262	MXN	5,258	0	0
BPS	01/2021	CAD	22,764	$17,859	0	(26)
01/2021	GBP	4,072	5,438	0	(130)
03/2021	$1,130	CNH	7,405	4	0
03/2021	1,615	INR	120,339	20	0
03/2021	627	KRW	690,393	8	0
03/2021	13,624	SGD	18,386	289	0
BRC	01/2021	BRL	69,958	$13,182	0	(286)
01/2021	$13,462	BRL	69,958	6	0
01/2021	1,134	GBP	832	4	0
01/2021	40	TRY	317	3	0
CBK	01/2021	JPY	6,001	$58	0	(1)
01/2021	$25	RUB	1,945	1	0
01/2021	75	ZAR	1,182	5	0
02/2021	879	EUR	733	17	0
02/2021	31	RUB	2,259	0	0
03/2021	MXN	5,701	$279	0	(5)
03/2021	$422	TWD	11,623	0	(3)
GLM	01/2021	BRL	52,642	EUR	8,382	105	0
01/2021	72,588	$13,968	0	(6)
01/2021	CAD	2,416	1,889	0	(9)
01/2021	EUR	8,217	BRL	52,642	97	0
01/2021	$14,282	72,588	0	(307)
01/2021	19,416	CAD	24,745	24	0
01/2021	1,220	JPY	126,227	3	0
01/2021	736	MXN	14,979	17	(1)
01/2021	32	RUB	2,421	1	0
02/2021	BRL	72,588	$14,274	304	0
02/2021	EUR	8,373	BRL	52,642	0	(104)
02/2021	JPY	126,227	$1,220	0	(3)
03/2021	CNH	25,046	3,793	0	(40)
03/2021	HKD	4,953	639	0	0
HUS	01/2021	BRL	2,630	405	0	(101)
01/2021	GBP	417	553	0	(17)
01/2021	JPY	11,087	106	0	(1)
01/2021	$506	BRL	2,630	0	0
01/2021	100	ZAR	1,569	7	0
02/2021	66	RUB	4,900	0	0
03/2021	KRW	622,505	$562	0	(10)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

	03/2021		$3,772	CNY	25,020		50	0
	03/2021		1,138	SGD	1,535		23	0
	03/2021		922	TWD	25,510		0	(3)
JPM	01/2021		34	TRY	267		2	0
	03/2021	CNH	8,099		$1,237		0	(3)
	03/2021	INR	34,020		457		0	(5)
MYI	01/2021		$1,063	GBP	783		7	0
	03/2021		2,247	HKD	17,421		0	0
RBC	03/2021	HKD	34,421		$4,441		0	0
	03/2021	TWD	405,950		14,457		0	(169)
RYL	03/2021		40,801		1,473		3	0
SCX	01/2021	GBP	249		331		0	(10)
	03/2021	JPY	2,090,000		20,217		0	(44)
	03/2021	KRW	716,498		659		1	0
SOG	03/2021	CNH	6,816		1,039		0	(5)
SSB	03/2021		$606	KRW	674,993		14	0
TOR	01/2021	CAD	27,551		$21,267		0	(378)
	01/2021	JPY	47,582		456		0	(5)
	01/2021		$21,626	CAD	27,551		19	0
	02/2021	CAD	27,551		$21,628		0	(19)
	03/2021	SGD	1,210		908		0	(8)
	03/2021		$1,250	SGD	1,672		15	0
UAG	02/2021	EUR	7,974		$9,443		0	(309)
	02/2021		$86	RUB	6,406		0	0
	03/2021	INR	70,182		$941		0	(13)
	03/2021		$857	INR	63,554		7	0
	03/2021		777	KRW	849,654		4	0
Total Forward Foreign Currency Contracts							$1,060	$(2,025)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	311,800	$736	$1,334
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	489,100	1,798	10,817
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	278,600	1,634	18,504
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	5,900	2	535
Total Purchased Options							$4,170	$31,190
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900%	01/20/2021	1,800	$(3)	$0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	1,100	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	700	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	300	(2)	0
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	3,300	(9)	(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.425	03/17/2021	2,000	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.775	03/17/2021	900	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	2,000	(2)	(2)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	400	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	01/20/2021	1,000	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	1.050	01/20/2021	1,400	(3)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,300	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	4,200	(3)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	1,400	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	2,200	(3)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	4,200	(4)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	1,400	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	1,400	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,400	(2)	(2)
BRC	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	4,600	(10)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,400	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	1,400	(2)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	3,100	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	3,100	(5)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	800	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	01/20/2021	1,100	(2)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	02/17/2021	1,200	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	600	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.900	01/20/2021	1,700	(3)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	02/17/2021	1,900	(1)	(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	1,900	(2)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,000	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,900	(3)	(2)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	400	(1)	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	2,100	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	1,500	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	1,500	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	2,700	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,500	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	2,700	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	1,500	(2)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,200	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	1,400	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	700	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	2,000	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	2,000	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,800	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	1,800	(2)	(1)
$(107)	$(54)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	11,592	$(258)	$(213)
Call - OTC USD versus MXN	23.100	12/16/2021	11,592	(212)	(269)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	10,165	(103)	(94)
Call - OTC USD versus CNH	7.000	12/16/2021	10,165	(103)	(108)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	8,738	(173)	(145)
Call - OTC USD versus MXN	23.000	12/09/2021	8,738	(173)	(205)
$(1,022)	$(1,034)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164%	11/01/2021	59,200	$(754)	$(1,118)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	148,600	(1,651)	(16,435)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	156,500	(1,750)	(7,646)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	11,800	0	(207)
$(4,155)	$(25,406)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	600	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	800	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,300	(4)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	900	(3)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,000	(4)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	800	(3)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,100	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	900	(2)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	900	(2)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	900	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	900	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	1,100	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,100	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	900	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,100	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	1,100	(1)	(2)
$(45)	$(32)
Total Written Options	$(5,329)	$(26,526)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$1,667	$(358)	$280	$0	$(78)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAEMLT Index	61,277	1.064% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	$196,137	$0	$(175)	$0	$(175)
	Receive	ERAEMLT Index	25,823	1.058% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/22/2021	66,999	0	15,415	15,415	0
	Receive	ERAEMLT Index	29,357	1.139% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/06/2021	75,199	0	18,493	18,493	0
	Receive	ERAEMLT Index	8,122	1.174% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/06/2021	20,900	0	5,022	5,022	0
JPM	Receive	ERAEMLT Index	53,660	1.176% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/10/2021	156,249	0	12,305	12,305	0
	Receive	ERAEMLT Index	20,048	1.084% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	64,170	0	(58)	0	(58)
	Receive	ERAEMLT Index	78,839	1.084% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/23/2021	252,350	0	(230)	0	(230)
MEI	Receive	ERAEMLT Index	39,055	1.178% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/03/2021	118,243	0	4,951	4,951	0
	Receive	ERAEMLT Index	10,245	1.113% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/18/2021	26,687	0	6,048	6,048	0
								$0	$61,771	$62,234	$(463)
Total Swap Agreements								$(358)	$62,051	$62,234	$(541)
(m)

Securities with an aggregate market value of $2,008 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,098	$2,098
Corporate Bonds & Notes
Banking & Finance	0	37,757	0	37,757
Industrials	0	18,343	0	18,343
Utilities	0	4,032	0	4,032
Municipal Bonds & Notes
California	0	5,838	0	5,838
Illinois	0	87	0	87
Nebraska	0	104	0	104
Tennessee	0	121	0	121
Texas	0	938	0	938
Washington	0	2,442	0	2,442
U.S. Government Agencies	0	94,543	0	94,543
U.S. Treasury Obligations	0	470,162	0	470,162
Non-Agency Mortgage-Backed Securities	0	50,347	0	50,347
Asset-Backed Securities	0	92,561	0	92,561
Sovereign Issues	0	4,090	0	4,090
Preferred Securities
Banking & Finance	0	1,580	0	1,580
Short-Term Instruments
Repurchase Agreements	0	3,726	0	3,726
Short-Term Notes	0	3,703	0	3,703
Argentina Treasury Bills	0	376	0	376
Japan Treasury Bills	0	20,246	0	20,246
U.S. Treasury Bills	0	703	0	703
U.S. Treasury Cash Management Bills	0	411	0	411
	$0	$812,110	$2,098	$814,208
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$325,945	$0	$0	$325,945
Total Investments	$325,945	$812,110	$2,098	$1,140,153
Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(18,283)	$0	$(18,283)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	689	0	691
Over the counter	0	94,484	0	94,484
	$2	$95,173	$0	$95,175
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(545)	(888)	0	(1,433)
Over the counter	0	(29,090)	(2)	(29,092)
	$(545)	$(29,978)	$(2)	$(30,525)
Total Financial Derivative Instruments	$(543)	$65,195	$(2)	$64,650
Totals	$325,402	$859,022	$2,096	$1,186,520

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO RAE PLUS Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,100	$1,099
Total Loan Participations and Assignments (Cost $1,100)			1,099
CORPORATE BONDS & NOTES 8.7%
BANKING & FINANCE 7.3%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		235	252
American Tower Corp. 3.800% due 08/15/2029		194	226
Aviation Capital Group LLC
2.875% due 01/20/2022		55	56
4.375% due 01/30/2024		14	15
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		166	178
5.500% due 01/15/2023		9	10
Banco BTG Pactual S.A. 4.500% due 01/10/2025		201	215
Bank of America Corp. 3.974% due 02/07/2030 •		166	196
Barclays Bank PLC 10.179% due 06/12/2021		2,428	2,525
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		6,691	6,783
3.650% due 03/16/2025		700	772
3.932% due 05/07/2025 •		500	547
4.375% due 01/12/2026		700	808
4.972% due 05/16/2029 •		200	240
7.125% due 06/15/2025 •(g)(h)	GBP	1,200	1,834
CIT Group, Inc.
4.125% due 03/09/2021		$69	69
5.000% due 08/15/2022		7	7
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		5,314	5,376
3.200% due 10/21/2026		600	671
4.044% due 06/01/2024 •		270	294
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,400	1,760
Credit Suisse Group AG
1.460% (US0003M + 1.240%) due 06/12/2024 ~		$2,700	2,739
4.550% due 04/17/2026		1,100	1,295
7.500% due 07/17/2023 •(g)(h)		1,700	1,857
Deutsche Bank AG
1.411% (US0003M + 1.190%) due 11/16/2022 ~		111	111
1.463% (US0003M + 1.230%) due 02/27/2023 ~		5,591	5,579
3.961% due 11/26/2025 •		600	656
4.250% due 10/14/2021		6,456	6,622
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	2,210
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,200	1,634
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$800	815
3.550% due 10/07/2022		900	920
General Motors Financial Co., Inc.
1.228% (US0003M + 0.990%) due 01/05/2023 ~		7	7
1.550% (US0003M + 1.310%) due 06/30/2022 ~		28	28
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		166	197
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		600	604
2.848% due 06/04/2031 •		300	323
4.292% due 09/12/2026 •		1,500	1,711
4.300% due 03/08/2026		500	576
International Lease Finance Corp. 5.875% due 08/15/2022		14	15
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		3,280	3,326
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(g)(h)		2,200	2,535

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

7.625% due 06/27/2023 •(g)(h)	GBP	780	1,176
Mitsubishi UFJ Financial Group, Inc. 0.022% due 05/30/2023 •	EUR	900	1,107
Nationwide Building Society
3.766% due 03/08/2024 •		$800	852
4.363% due 08/01/2024 •		2,200	2,392
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,037
4.519% due 06/25/2024 •		1,600	1,748
4.892% due 05/18/2029 •		1,784	2,146
5.076% due 01/27/2030 •		1,700	2,091
8.000% due 08/10/2025 •(g)(h)		900	1,050
Navient Corp.
5.500% due 01/25/2023		21	22
6.500% due 06/15/2022		14	15
6.625% due 07/26/2021		14	14
7.250% due 01/25/2022		28	29
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		507	511
2.550% due 03/08/2021		42	42
2.600% due 09/28/2022		590	606
2.650% due 07/13/2022		1,407	1,441
3.650% due 09/21/2021		69	70
OneMain Finance Corp.
6.125% due 05/15/2022		14	15
7.750% due 10/01/2021		48	51
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,500	2,782
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		3,314	3,328
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	781	1,267
UBS AG
4.750% due 02/12/2026 •(h)		2,849	3,503
5.125% due 05/15/2024 (h)		$3,270	3,613
7.625% due 08/17/2022 (h)		3,350	3,709
UBS Group AG 7.125% due 08/10/2021 •(g)(h)		500	516
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	636
1.741% due 05/04/2030 •		2,000	2,715
3.000% due 02/19/2025		$62	67
3.000% due 04/22/2026		1,000	1,101
WPC Eurobond BV 2.250% due 04/09/2026	EUR	201	270
			97,516
INDUSTRIALS 1.2%
Aker BP ASA 2.875% due 01/15/2026		$450	460
BAT Capital Corp. 3.222% due 08/15/2024		207	224
BAT International Finance PLC 3.950% due 06/15/2025		614	691
Boeing Co. 2.750% due 02/01/2026		900	947
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		166	193
Caterpillar, Inc. 2.600% due 09/19/2029		180	199
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		242	248
4.908% due 07/23/2025		1,770	2,058
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	892
Comcast Corp. 4.150% due 10/15/2028		159	192
CSN Resources S.A. 7.625% due 02/13/2023		200	208
Energy Transfer Operating LP 4.250% due 03/15/2023		28	30
Fairstone Financial, Inc. 7.875% due 07/15/2024		48	51
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	152	190
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$270	298
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	641
3.500% due 07/26/2026		300	333
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	226
Micron Technology, Inc. 5.327% due 02/06/2029		$97	121

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

MPLX LP 2.650% due 08/15/2030		1,000	1,049
Nakilat, Inc. 6.067% due 12/31/2033		104	133
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,699
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$700	732
3.522% due 09/17/2025		1,500	1,610
4.345% due 09/17/2027		1,900	2,100
4.810% due 09/17/2030		400	451
Pfizer, Inc. 3.450% due 03/15/2029		166	194
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	11,190	77
			16,247
UTILITIES 0.2%
American Water Capital Corp. 3.450% due 06/01/2029		$166	191
Edison International 5.750% due 06/15/2027		62	74
Pacific Gas & Electric Co. 4.550% due 07/01/2030		900	1,026
Petrobras Global Finance BV 5.093% due 01/15/2030		1,636	1,831
Southern California Edison Co. 3.650% due 03/01/2028		131	147
Sprint Communications, Inc.
6.000% due 11/15/2022		14	15
11.500% due 11/15/2021		21	23
Sprint Corp.
7.125% due 06/15/2024		35	41
7.250% due 09/15/2021		76	79
7.875% due 09/15/2023		76	88
			3,515
Total Corporate Bonds & Notes (Cost $109,584)			117,278
MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		1,100	2,034
COLORADO 0.6%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 7.017% due 12/15/2037		5,500	8,314
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		163	177
Total Municipal Bonds & Notes (Cost $9,064)			10,525
U.S. GOVERNMENT AGENCIES 15.9%
Fannie Mae
0.210% due 12/25/2036 •		38	38
0.375% due 08/25/2025		23,900	23,901
0.498% due 03/25/2037 - 07/25/2037 •		24	24
0.500% due 09/25/2042 •		199	200
0.528% due 07/25/2037 •		29	29
0.548% due 09/25/2035 •		67	68
0.868% due 06/25/2037 •		32	33
0.898% due 01/25/2040 •		12	12
0.968% due 12/25/2039 •		18	18
1.048% due 07/25/2039 •		10	10
1.816% due 11/01/2034 •		2	2
1.843% due 10/01/2034 •		5	5
1.944% due 06/01/2043 - 07/01/2044 •		84	85
1.971% due 10/01/2035 •		16	16
2.180% due 07/01/2035 •		11	11
2.189% due 09/01/2035 •		36	37
2.310% due 08/01/2022		195	199
2.348% due 08/01/2035 •		37	38
2.362% due 09/01/2035 •		9	9
2.504% due 11/01/2035 •		19	20
2.560% due 07/01/2035 •		27	28
2.564% due 07/01/2034 •		110	112
2.639% due 08/01/2035 •		90	95
2.693% due 06/01/2035 •		58	61
2.742% due 05/25/2035 ~		9	9

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

2.765% due 05/01/2035 •	2	2
2.830% due 12/01/2033 •	66	66
3.004% due 09/01/2036 •	18	19
3.012% due 05/01/2036 •	28	30
3.030% due 07/01/2036 •	32	33
3.108% due 08/01/2036 •	30	31
3.203% due 05/01/2022 ~	1,259	1,278
3.363% due 01/01/2035 •	37	37
3.675% due 03/01/2035 •	2	2
3.738% due 12/01/2033 •	13	13
3.781% due 06/01/2035 •	45	45
5.702% due 03/25/2041 •(a)	271	51
6.552% due 03/25/2036 •(a)	122	22
25.968% due 12/25/2036 •	7	12
Freddie Mac
0.278% due 08/25/2031 •	38	36
0.489% due 02/15/2037 •	3	3
0.709% due 07/15/2041 •	354	358
0.729% due 06/15/2041 •	349	353
0.829% due 08/15/2037 •	94	95
0.859% due 08/15/2037 •	117	120
1.014% due 01/15/2038 •	62	63
1.944% due 02/25/2045 •	15	15
4.000% due 11/01/2047 - 03/01/2049	4,156	4,456
4.500% due 01/15/2041 - 04/01/2041	268	300
5.000% due 03/01/2038	1,648	1,917
5.500% due 06/01/2027 - 05/01/2040	727	845
6.000% due 02/01/2034 - 10/01/2039	921	1,076
6.311% due 07/15/2036 •(a)	140	27
6.541% due 04/15/2036 •(a)	32	5
Ginnie Mae
1.336% due 04/20/2068 •	161	163
3.125% due 11/20/2044 •	91	94
3.500% due 01/15/2042 - 07/15/2045	7,129	7,684
5.000% due 06/15/2034 - 06/15/2041	1,723	1,970
6.000% due 05/15/2037 - 07/15/2037	45	50
Ginnie Mae, TBA 5.000% due 01/01/2051	6,200	6,769
Small Business Administration
5.290% due 12/01/2027	56	60
5.600% due 09/01/2028	522	573
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 08/01/2049	30,374	32,181
3.500% due 05/01/2048	25	27
4.000% due 07/01/2025 - 11/01/2028	1,306	1,388
4.500% due 04/01/2023 - 06/01/2042	2,677	2,949
5.500% due 10/01/2021 - 12/01/2039	1,307	1,519
5.500% due 12/01/2028	1	1
6.000% due 05/01/2035 - 01/01/2036	104	122
6.000% due 09/01/2035 - 05/01/2041	262	306
6.500% due 09/01/2034	4	5
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	54,892	56,824
2.500% due 03/01/2051	30,550	32,099
4.000% due 01/01/2036	1,000	1,061
4.500% due 01/01/2036 - 01/01/2051	28,200	30,531
Total U.S. Government Agencies (Cost $209,201)		212,746
U.S. TREASURY OBLIGATIONS 44.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (j)	700	696
3.000% due 08/15/2048	628	825
3.000% due 02/15/2049	22,987	30,269
4.375% due 05/15/2040	12,792	19,391
4.625% due 02/15/2040	8,790	13,688
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (l)	45,927	46,751
0.125% due 04/15/2022 (l)	31,277	31,935
0.125% due 01/15/2023 (l)	22,110	22,970
0.125% due 07/15/2030	1,523	1,710
0.625% due 07/15/2021 (l)	9,757	9,885
0.625% due 02/15/2043	810	1,010
0.750% due 02/15/2045	1,659	2,141
1.000% due 02/15/2046 (l)	4,935	6,738
1.000% due 02/15/2048	9,372	13,062
1.000% due 02/15/2049	5,445	7,676
1.375% due 02/15/2044	6,231	8,981
U.S. Treasury Notes
1.500% due 10/31/2024 (n)	1,741	1,825
1.625% due 02/15/2026 (n)	3,700	3,936
1.750% due 12/31/2024 (n)	10,300	10,912
2.000% due 07/31/2022 (l)	27,603	28,418
2.000% due 11/15/2026 (n)	8,600	9,360
2.125% due 08/15/2021 (n)	21	21
2.375% due 08/15/2024 (l)	18,300	19,727

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

2.375% due 05/15/2029		22,100	24,966
2.625% due 12/31/2025 (n)		14,245	15,841
2.625% due 02/15/2029		173,300	198,869
2.750% due 02/15/2024 (l)(n)		9,000	9,723
2.875% due 05/15/2028 (n)		645	747
3.000% due 09/30/2025		35,731	40,209
3.000% due 10/31/2025 (l)		14,531	16,380
Total U.S. Treasury Obligations (Cost $538,634)			598,662
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust
3.179% due 01/25/2036 ^~		166	147
3.311% due 09/25/2035 ^~		2	2
American Home Mortgage Investment Trust
2.257% due 02/25/2045 •		15	15
6.500% due 03/25/2047 þ		45	43
APS Resecuritization Trust 0.434% due 08/28/2054 ~		9,393	9,087
Banc of America Funding Trust
0.532% due 12/20/2046 ^•		155	146
0.572% due 04/20/2047 ^•		6	6
0.712% due 06/20/2047 •		361	326
2.809% due 09/20/2034 ~		2	2
5.912% due 10/25/2036 ^þ		3,134	3,084
Bear Stearns Adjustable Rate Mortgage Trust
2.559% due 01/25/2033 ~		61	62
2.766% due 08/25/2033 ~		5	5
2.801% due 01/25/2034 ~		232	237
2.838% due 01/25/2035 ~		1	1
2.926% due 04/25/2033 ~		3	3
3.022% due 02/25/2034 ~		1	1
3.457% due 07/25/2034 ~		9	8
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •		142	134
0.648% due 01/25/2036 ^•		10	12
3.152% due 09/25/2035 ^~		35	27
3.369% due 05/25/2035 ~		4	4
Bear Stearns Structured Products, Inc. Trust 2.984% due 01/26/2036 ^~		133	109
BellaVista Mortgage Trust 0.744% due 01/22/2045 •		1,285	1,248
Chase Mortgage Finance Trust 3.387% due 02/25/2037 ~		447	451
ChaseFlex Trust 0.448% due 07/25/2037 •		541	485
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.398% due 01/25/2036 •		263	254
0.398% due 06/25/2036 •		348	360
0.448% due 08/25/2035 •		1,201	1,217
Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •		13	13
2.570% due 05/25/2035 •		23	23
Countrywide Alternative Loan Resecuritization Trust 6.000% due 11/25/2034		580	581
Countrywide Alternative Loan Trust
0.328% due 05/25/2047 •		184	172
0.428% due 02/25/2037 •		808	726
0.472% due 12/20/2035 •		69	64
0.488% due 11/25/2036 •		3	3
0.528% due 09/25/2046 ^•		655	623
0.548% due 08/25/2037 •		17	12
0.648% due 05/25/2035 ^•		4,760	3,747
0.788% due 11/25/2035 •		321	280
1.609% due 12/25/2035 •		10	9
2.169% due 08/25/2035 •		1,914	1,870
3.114% due 05/25/2036 ~		434	357
5.500% due 11/25/2035		7	5
6.000% due 06/25/2047 ^		4,217	3,250
6.250% due 08/25/2036		178	150
Countrywide Home Loan Mortgage Pass-Through Trust
0.808% due 02/25/2035 •		2	2
0.948% due 09/25/2034 •		82	79
2.195% due 02/20/2036 ^•		17	15
3.090% due 08/25/2034 ~		3	3
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058		205	206
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		186	187
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.478% due 02/25/2036 •		1,751	1,721
0.898% due 10/25/2047 •		290	267
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •	GBP	29	38
First Horizon Alternative Mortgage Securities Trust 2.827% due 08/25/2035 ^~		$201	188

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

First Horizon Mortgage Pass-Through Trust 3.197% due 08/25/2035 ~		67	58
FWD Securitization Trust 2.240% due 01/25/2050 ~		198	203
GreenPoint Mortgage Funding Trust Pass-Through Certificates 3.181% due 10/25/2033 ~		35	35
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~		46	46
3.201% due 09/25/2035 ~		87	90
6.000% due 05/25/2037 ^		365	326
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •		71	64
0.372% due 07/19/2047 •		347	328
0.652% due 01/19/2036 •		484	349
0.692% due 03/19/2035 •		1,634	1,617
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	7,932	10,865
IndyMac Mortgage Loan Trust
0.348% due 11/25/2046 •		$12,589	11,639
0.788% due 07/25/2045 •		5	5
3.063% due 01/25/2036 ^~		135	127
JPMorgan Mortgage Trust
3.549% due 04/25/2037 ~		7	7
5.750% due 01/25/2036 ^		13	9
Lehman XS Trust 0.398% due 08/25/2037 •		135	126
MASTR Adjustable Rate Mortgages Trust 2.857% due 10/25/2033 ~		69	58
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.599% due 12/15/2030 •		185	181
Merrill Lynch Alternative Note Asset Trust 0.348% due 03/25/2037 •		542	213
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •		92	91
0.648% due 11/25/2035 •		25	25
2.650% due 05/25/2033 ~		7	7
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,926	4,134
3.500% due 10/25/2059 ~		84	90
PHH Alternative Mortgage Trust 0.308% due 02/25/2037 •		272	214
Residential Accredit Loans, Inc. Trust
0.318% due 01/25/2037 •		277	252
0.333% due 08/25/2036 •		1,118	1,030
4.101% due 12/25/2035 ^~		369	335
Residential Asset Securitization Trust
6.000% due 09/25/2036		974	524
6.000% due 05/25/2037 ^		424	346
6.250% due 07/25/2036 ^		461	467
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	18,379	25,120
Sequoia Mortgage Trust
0.362% due 06/20/2036 •		$295	279
0.552% due 07/20/2036 •		264	257
0.815% due 03/20/2035 •		1	1
Structured Adjustable Rate Mortgage Loan Trust
0.468% due 10/25/2035 •		2,185	2,121
2.009% due 01/25/2035 ^•		121	113
2.978% due 01/25/2035 ~		83	84
3.136% due 09/25/2035 ~		74	72
3.188% due 11/25/2035 ^~		133	124
3.195% due 08/25/2035 ~		87	83
Structured Asset Mortgage Investments Trust
0.652% due 07/19/2035 •		43	41
0.708% due 02/25/2036 ^•		86	81
0.852% due 02/19/2035 •		3	3
3.022% due 05/25/2047 ^~		2,924	2,478
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	685	936
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		3,804	5,222
Wachovia Mortgage Loan Trust LLC 2.689% due 05/20/2036 ^~		$140	141
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •		3,659	3,646
0.728% due 10/25/2045 •		22	22
0.788% due 01/25/2045 •		125	125
1.419% due 07/25/2047 •		50	44
1.489% due 10/25/2046 ^•		542	499
1.599% due 06/25/2046 •		5,007	4,749
1.609% due 02/25/2046 •		369	365
1.753% due 02/27/2034 •		59	59
1.809% due 11/25/2042 •		23	22
2.003% due 08/25/2046 •		5,754	5,505
2.003% due 10/25/2046 •		87	83
2.023% due 12/25/2046 •		462	440

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

2.722% due 12/25/2036 ^~	225	223
2.966% due 01/25/2037 ^~	693	632
3.163% due 06/25/2037 ^~	1,936	1,855
Washington Mutual Mortgage Pass-Through Certificates Trust
1.359% due 02/25/2047 ^•	245	219
6.000% due 07/25/2036	1,822	1,673
Wells Fargo Alternative Loan Trust
3.327% due 07/25/2037 ^~	3,266	3,021
6.250% due 07/25/2037 ^	207	206
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047	664	697
Total Non-Agency Mortgage-Backed Securities (Cost $113,807)		127,169
ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp. Home Equity Loan Trust
0.763% due 12/25/2035 •	4,500	4,308
1.948% due 10/25/2032 •	2	2
Argent Securities Trust 0.258% due 09/25/2036 •	90	40
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.968% due 02/25/2034 •	1,064	1,037
1.228% due 01/25/2034 •	159	159
Asset-Backed Funding Certificates Trust
0.368% due 01/25/2037 •	3,206	2,301
1.198% due 03/25/2034 ^•	2,568	2,522
Asset-Backed Securities Corp. Home Equity Loan Trust
0.728% due 03/25/2036 •	11,443	10,134
1.108% due 07/25/2035 •	447	448
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	65	65
Bear Stearns Asset-Backed Securities Trust
0.308% due 08/25/2036 •	1,393	1,780
0.688% due 06/25/2036 •	3,980	3,981
1.168% due 10/25/2035 •	1,863	1,837
Carrington Mortgage Loan Trust 0.408% due 02/25/2037 •	532	503
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •	2,726	2,743
Citigroup Mortgage Loan Trust
0.298% due 12/25/2036 •	429	224
0.468% due 09/25/2036 •	3,685	3,213
Citigroup Mortgage Loan Trust, Inc. 1.048% due 09/25/2035 ^•	3,987	3,862
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 ^•	213	205
0.288% due 12/25/2046 •	730	661
0.298% due 06/25/2047 ^•	107	106
0.348% due 06/25/2037 ^•	2,914	3,001
0.398% due 01/25/2046 ^•	8,884	8,362
0.398% due 06/25/2047 •	2,359	2,220
0.548% due 08/25/2036 •	113	112
0.668% due 12/25/2036 ^•	6,965	6,774
0.708% due 09/25/2036 •	62	62
0.748% due 06/25/2036 •	76	75
4.517% due 10/25/2046 ^~	489	487
Countrywide Asset-Backed Certificates Trust
0.298% due 03/25/2047 ^•	203	199
0.338% due 06/25/2047 •	50	49
1.243% due 12/25/2034 •	40	40
1.273% due 12/25/2034 •	145	146
Credit Suisse Mortgage Capital Asset-Backed Trust 0.748% due 09/25/2037 •	2,333	2,320
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •	24	15
Crown Point CLO Ltd. 1.158% due 07/17/2028 •	283	282
CWABS Revolving Home Equity Loan Trust 0.379% due 12/15/2029 •	15	15
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •	152	151
Fremont Home Loan Trust
0.208% due 01/25/2037 •	13	7
0.808% due 01/25/2036 •	79	77
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024	184	186
2.580% due 07/17/2023	1,420	1,433
3.370% due 01/17/2023	483	485
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •	277	277
GSAA Home Equity Trust 0.388% due 06/25/2036 •	80	27
GSAMP Trust
0.278% due 12/25/2046 •	243	156
0.298% due 12/25/2046 •	39	25
0.378% due 01/25/2037 •	4,200	3,608

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

0.388% due 12/25/2035 •		263	264
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		109	109
Home Equity Asset Trust 1.748% due 12/25/2034 •		985	996
HSI Asset Securitization Corp. Trust 0.368% due 12/25/2036 •		1,053	424
JPMorgan Mortgage Acquisition Trust
0.298% due 07/25/2036 •		81	48
0.448% due 03/25/2037 •		298	279
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		86	86
3.750% due 04/25/2059 þ		213	215
Long Beach Mortgage Loan Trust
0.588% due 02/25/2036 •		258	252
0.708% due 10/25/2034 •		17	16
1.123% due 04/25/2035 •		219	220
MASTR Asset-Backed Securities Trust
0.308% due 10/25/2036 •		384	256
0.628% due 03/25/2036 •		61	50
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 01/25/2037 •		4,191	2,339
0.278% due 02/25/2037 •		450	391
0.288% due 08/25/2036 •		523	320
0.398% due 03/25/2037 •		3,244	1,713
1.078% due 11/25/2034 •		435	435
1.078% due 07/25/2035 •		263	260
Morgan Stanley Home Equity Loan Trust 0.318% due 04/25/2037 •		323	218
Morgan Stanley Mortgage Loan Trust
0.508% due 04/25/2037 •		46	22
5.965% due 09/25/2046 ^þ		863	438
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		190	190
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.478% due 10/25/2036 ^•		181	51
NovaStar Mortgage Funding Trust
0.278% due 03/25/2037 •		5,217	3,865
0.468% due 10/25/2036 •		275	214
Ownit Mortgage Loan Trust 1.048% due 10/25/2036 ^•		43	42
RAAC Trust 0.658% due 08/25/2036 •		43	43
Residential Asset Mortgage Products Trust
0.308% due 02/25/2037 •		140	140
0.823% due 11/25/2035 •		256	250
Residential Asset Securities Corp. Trust 0.778% due 10/25/2035 •		631	628
Securitized Asset-Backed Receivables LLC Trust
0.648% due 05/25/2036 •		10,077	7,053
0.728% due 11/25/2035 •		154	154
0.868% due 10/25/2035 •		304	284
SG Mortgage Securities Trust 0.508% due 02/25/2036 •		10,347	7,441
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,884	4,017
Soundview Home Loan Trust
0.228% due 06/25/2037 •		78	62
0.318% due 03/25/2037 •		56	56
0.348% due 06/25/2037 •		144	119
0.408% due 02/25/2037 •		160	62
0.613% due 02/25/2036 •		170	160
Specialty Underwriting & Residential Finance Trust 0.748% due 12/25/2036 •		1,764	1,736
Structured Asset Investment Loan Trust 0.868% due 06/25/2035 •		13,809	13,781
Structured Asset Securities Corp. Mortgage Loan Trust
0.308% due 03/25/2036 •		2,142	2,052
0.358% due 02/25/2037 •		3,044	2,901
Towd Point Mortgage Trust 1.148% due 05/25/2058 •		2,445	2,465
WaMu Asset-Backed Certificates WaMu Trust 0.388% due 05/25/2037 •		621	553
Total Asset-Backed Securities (Cost $113,562)			128,392
SOVEREIGN ISSUES 5.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		2,632	1,066
0.125% due 07/09/2035 þ		3,354	1,229
0.125% due 07/09/2041 þ		8,555	3,257
1.000% due 07/09/2029		288	126
15.500% due 10/17/2026	ARS	3,616	9
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		5,447	36
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		7,584	50

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Brazil Government International Bond 4.750% due 01/14/2050		$3,793	4,069
Israel Government International Bond 4.125% due 01/17/2048		800	1,034
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	5,014,711	48,712
0.100% due 03/10/2029 (f)		1,304,307	12,695
Provincia de Buenos Aires 34.187% due 05/31/2022	ARS	7,130	43
Saudi Government International Bond
4.000% due 04/17/2025		$1,700	1,902
4.500% due 10/26/2046		200	243
5.000% due 04/17/2049		650	854
Total Sovereign Issues (Cost $72,845)			75,325
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		80,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		1,400,000	1,750
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		200,000	251
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(g)		1,436,000	1,426
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		1,300,000	1,433
Total Preferred Securities (Cost $4,585)			4,860
SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (i) 0.3%			4,454
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.4%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$5,000	5,003
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (d)(e)	ARS	43,470	317
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (d)(e)	JPY	2,770,000	26,833
Total Short-Term Instruments (Cost $36,538)			36,607
Total Investments in Securities (Cost $1,208,920)			1,312,663
		SHARES
INVESTMENTS IN AFFILIATES 10.5%
SHORT-TERM INSTRUMENTS 10.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio III		14,335,379	141,361

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $141,346)	141,361
Total Investments in Affiliates (Cost $141,346)	141,361
Total Investments 108.5% (Cost $1,350,266)	$1,454,024
Financial Derivative Instruments (k)(m) 3.6%(Cost or Premiums, net $(3,314))	48,456
Other Assets and Liabilities, net (12.1)%	(162,079)
Net Assets 100.0%	$1,340,401

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Payment in-kind security.
(c)					Security did not produce income within the last twelve months.
(d)					Zero coupon security.
(e)					Coupon represents a yield to maturity.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$4,454	U.S. Treasury Bills 0.000% due 12/30/2021			$(4,543)	$4,454	$4,454
Total Repurchase Agreements								$(4,543)	$4,454	$4,454
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS				0.060%	12/10/2020	01/15/2021		$(690)		$(690)
Total Reverse Repurchase Agreements										$(690)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA					5.000%	01/01/2051		$2,200	$(2,434)	$(2,435)
Sovereign Issues (0.8)%
Canada Government International Bond					2.750%	12/01/2048	CAD	10,500	(11,086)	(11,359)
Total Short Sales (1.0)%									$(13,520)	$(13,794)
(j)					Securities with an aggregate market value of $696 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(21,268) at a weighted average interest rate of 0.371%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Payable for short sales includes $41 of accrued interest.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	261	$32,929	$8	$12	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	13	$(2,821)	$(1)	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2021	1,740	(384,499)	(395)	0	(41)
U.S. Treasury 10-Year Note March Futures	03/2021	2,126	(293,554)	(268)	0	(233)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	510	(108,917)	2,014	0	(382)
United Kingdom Long Gilt March Futures	03/2021	11	(2,039)	(23)	0	(4)
$1,327	$1	$(660)
Total Futures Contracts	$1,335	$13	$(660)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,900	$(152)	$(29)	$(181)	$0	$(4)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	200	(1)	(3)	(4)	0	0
$(153)	$(32)	$(185)	$0	$(4)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$200	$4	$1	$5	$0	$0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	6,500	942	17	959	0	(7)
$946	$18	$964	$0	$(7)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	16,700	$0	$16	$16	$3	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	33,400	0	33	33	5	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	124,100	(200)	4,086	3,886	61	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	10,400	(164)	2,283	2,119	85	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	1,700	14	165	179	13	0
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	22,300	0	4	4	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	22,300	0	4	4	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	22,300	0	15	15	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	44,600	0	42	42	1	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$28,500	(332)	(15)	(347)	0	(3)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	10,100	104	9	113	0	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	140,000	(181)	6,442	6,261	0	(6)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024	135,200	0	(12,254)	(12,254)	0	(65)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	104,500	156	(5,075)	(4,919)	0	(44)
Receie	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	712,300	(22,241)	(5,927)	(28,168)	0	(396)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		45,900	1,363	(48)	1,315	21	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(85)	(5,485)	(5,570)	0	(54)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		140,000	3,022	2,869	5,891	100	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	(3,617)	(4,163)	0	(39)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	(2,131)	(1,312)	0	(15)
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		52,400	5,629	3,982	9,611	74	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		330,800	14,582	(3,134)	11,448	479	0
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	02/15/2036		67,000	0	1,882	1,882	0	(143)
Receive	3-Month USD-LIBOR	1.031	Semi-Annual	02/15/2036		116,000	0	2,415	2,415	0	(249)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045		20,400	0	(2,447)	(2,447)	68	0
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045		14,100	0	(1,676)	(1,676)	47	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045		36,700	0	(3,908)	(3,908)	124	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		17,200	1,655	(1,256)	399	63	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	6,120,000	(2,007)	272	(1,735)	5	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,200	(4)	(443)	(447)	6	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,200	9	1,065	1,074	0	(3)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$18,400	0	213	213	20	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	24,100	(3)	1,815	1,812	0	(93)
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	0	411	411	0	(16)
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	178	1,262	1,440	0	(56)
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	0	429	429	0	(16)
Pay	UKRPI	3.480	Maturity	01/15/2030		15,300	18	694	712	0	(78)
Pay	UKRPI	3.415	Maturity	02/15/2030		4,700	0	138	138	0	(24)
Receive	UKRPI	3.397	Maturity	11/15/2030		800	0	2	2	5	0
Receive	UKRPI	3.445	Maturity	11/15/2030		1,500	0	(9)	(9)	9	0
Receive	UKRPI	3.510	Maturity	11/15/2030		800	0	(14)	(14)	5	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,400	0	(61)	(61)	0	(9)
Pay	UKRPI	3.272	Maturity	11/15/2040		1,100	0	(20)	(20)	0	(7)
Pay	UKRPI	3.273	Maturity	11/15/2040		1,500	0	(27)	(27)	0	(9)
Pay	UKRPI	3.340	Maturity	11/15/2040		1,300	0	19	19	0	(8)
Receive	UKRPI	3.000	Maturity	11/15/2050		600	0	59	59	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,100	0	58	58	0	(6)
Receive	UKRPI	3.143	Maturity	11/15/2050		500	0	(16)	(16)	0	(3)
							$1,786	$(16,879)	$(15,093)	$1,197	$(1,345)
Total Swap Agreements							$2,579	$(16,893)	$(14,314)	$1,197	$(1,356)
(l)

Securities with an aggregate market value of $23,659 and cash of $2,204 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin Asset of $1 for closed Future agreements is outstading at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		CAD	2,933			$2,294	$0		$(11)
		01/2021		JPY	3,116,480			29,966	0		(217)
		03/2021		HKD	4,016			518	0		0
		03/2021		TWD	34,412			1,243	3		0
BPS		01/2021		CAD	14,163			11,111	0		(16)
		01/2021		GBP	260			347	0		(8)
		01/2021			$1,144		GBP	851	20		0
		03/2021			20,039		SGD	27,044	425		0
BRC		01/2021		BRL	59,191			$11,153	0		(242)
		01/2021			$11,390		BRL	59,191	5		0
CBK		01/2021		JPY	303,828			$2,917	0		(26)
		01/2021			$56		ZAR	881	4		0
GLM		01/2021		BRL	33,930		EUR	5,403	68		0
		01/2021			62,511			$12,029	0		(6)
		01/2021		EUR	5,296		BRL	33,930	62		0
		01/2021			$12,299			62,511	0		(265)
		01/2021			11,144		CAD	14,202	14		0
		01/2021			61,745		JPY	6,390,603	150		0
		02/2021		BRL	62,511			$12,292	262		0
		02/2021		EUR	5,397		BRL	33,930	0		(67)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	02/2021	JPY	6,390,603		$61,762		0	(151)
HUS	01/2021	BRL	3,320		512		0	(127)
	01/2021	GBP	34,113		45,617		0	(1,035)
	01/2021	JPY	561,293		5,386		0	(50)
	01/2021		$639	BRL	3,320		0	0
	01/2021		74	ZAR	1,170		5	0
	02/2021		8,791	EUR	7,218		36	0
JPM	03/2021		593	TWD	16,437		0	(1)
MYI	01/2021		1,026	CAD	1,307		1	0
RBC	02/2021		1,614	EUR	1,316		0	(5)
	03/2021	TWD	560,018		$19,936		0	(239)
RYL	01/2021		$221	NZD	313		4	0
SCX	01/2021	GBP	355		$471		0	(14)
	01/2021		$1,114	GBP	825		14	0
	03/2021	JPY	2,770,000		$26,795		0	(58)
SOG	03/2021		$1,245	SGD	1,663		13	0
TOR	01/2021	CAD	36,006		$27,793		0	(494)
	01/2021	JPY	2,409,001		23,092		0	(239)
	01/2021		$28,262	CAD	36,006		25	0
	02/2021	CAD	36,006		$28,265		0	(25)
	03/2021	SGD	795		594		0	(7)
UAG	02/2021	EUR	12,981		15,372		0	(503)
Total Forward Foreign Currency Contracts							$1,111	$(3,806)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	266,800	$642	$1,141
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	278,700	1,024	6,164
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	611,200	2,404	13,186
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	179,700	1,438	14,181
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	185,100	1,086	12,294
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	6,700	2	607
Total Purchased Options							$6,596	$47,573
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900%	01/20/2021	2,400	$(4)	$0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	1,100	(2)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	1,500	(2)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450	01/20/2021	3,900	(4)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	5,900	(9)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	1,000	(2)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	500	(4)	0
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	3,000	(8)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	1,500	(2)	0
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.425	03/17/2021	2,600	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.775	03/17/2021	1,200	(2)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	2,600	(3)	(2)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	600	(1)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.475	01/20/2021	2,000	(2)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	01/20/2021	1,200	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.825	01/20/2021	2,000	(4)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	1.050	01/20/2021	1,800	(3)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,600	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	5,300	(4)	(3)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	1,900	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	2,700	(4)	(4)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	5,300	(5)	(6)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	1,900	(2)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	1,800	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,800	(3)	(3)
BRC	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	4,500	(9)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,800	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	1,800	(3)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	3,900	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	3,900	(7)	(7)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	800	(1)	(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	1,500	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,500	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,100	(3)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,500	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,500	(3)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,400	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	1,000	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,500	(4)	(2)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	2,000	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	600	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,300	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,000	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	3,500	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,900	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	3,500	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	1,900	(2)	(2)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,600	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	1,700	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	900	(2)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	2,600	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	2,600	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,300	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	2,400	(3)	(2)
$(158)	$(76)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	15,500	$(345)	$(285)
Call - OTC USD versus MXN	23.100	12/16/2021	15,500	(283)	(360)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	13,591	(139)	(126)
Call - OTC USD versus CNH	7.000	12/16/2021	13,591	(138)	(144)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	11,683	(231)	(194)
Call - OTC USD versus MXN	23.000	12/09/2021	11,683	(231)	(274)
$(1,367)	$(1,383)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	34,500	$(410)	$(759)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	71,100	(905)	(1,343)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	94,900	(1,438)	(12,614)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	97,700	(1,086)	(10,806)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	89,200	(997)	(4,358)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	195,600	(2,404)	(10,201)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	13,400	0	(235)
$(7,240)	$(40,316)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	1,000	$(3)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	1,200	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,700	(5)	(2)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	1,200	(4)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	900	(4)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	800	(3)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,400	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,100	(3)	(5)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,200	(2)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,100	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,200	(7)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	1,400	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,500	(4)	(4)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.125	03/04/2021		1,200	(4)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.141	03/04/2021		1,400	(4)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				104.141	03/04/2021		1,400	(2)		(2)
									$(57)		$(42)
Total Written Options									$(8,822)		$(41,817)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$17,383	$(3,667)	$2,858	$0	$(809)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FAR	Receive	ERAUSLT Index	583,926	0.344% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/07/2021	$212,193	$0	$(66)	$0	$(66)
	Receive	ERAUSLT Index	223,447	0.354% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	81,198	0	(26)	0	(26)
JPM	Receive	ERAUSLT Index	413,331	0.373% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	149,258	0	915	915	0
	Receive	ERAUSLT Index	170,804	0.304% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	62,069	0	(17)	0	(17)
	Receive	ERAUSLT Index	484,978	0.354% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	175,024	0	1,156	1,156	0
	Receive	ERAUSLT Index	636,770	0.354% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2021	217,597	0	13,702	13,702	0
UAG	Receive	ERAUSLT Index	447,417	0.344% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	162,587	0	(51)	0	(51)
	Receive	ERAUSLT Index	739,654	0.366% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/04/2021	237,177	0	31,396	31,396	0
								$0	$47,009	$47,169	$(160)
Total Swap Agreements								$(3,667)	$49,867	$47,169	$(969)
(n)

Securities with an aggregate market value of $5,487 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,099	$1,099
Corporate Bonds & Notes
Banking & Finance	0	97,516	0	97,516
Industrials	0	16,247	0	16,247
Utilities	0	3,515	0	3,515
Municipal Bonds & Notes
California	0	2,034	0	2,034
Colorado	0	8,314	0	8,314
Illinois	0	177	0	177
U.S. Government Agencies	0	212,746	0	212,746
U.S. Treasury Obligations	0	598,662	0	598,662
Non-Agency Mortgage-Backed Securities	0	127,169	0	127,169
Asset-Backed Securities	0	128,392	0	128,392
Sovereign Issues	0	75,325	0	75,325
Preferred Securities
Banking & Finance	0	4,860	0	4,860
Short-Term Instruments
Repurchase Agreements	0	4,454	0	4,454
Short-Term Notes	0	5,003	0	5,003
Argentina Treasury Bills	0	317	0	317
Japan Treasury Bills	0	26,833	0	26,833
	$0	$1,311,564	$1,099	$1,312,663
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$141,361	$0	$0	$141,361
Total Investments	$141,361	$1,311,564	$1,099	$1,454,024
Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,359)	0	(11,359)
U.S. Government Agencies	0	(2,435)	0	(2,435)
	$0	$(13,794)	$0	$(13,794)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	1,197	0	1,210
Over the counter	0	95,853	0	95,853
	$13	$97,050	$0	$97,063
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(660)	(1,356)	0	(2,016)
Over the counter	0	(46,589)	(3)	(46,592)
	$(660)	$(47,945)	$(3)	$(48,608)
Total Financial Derivative Instruments	$(647)	$49,105	$(3)	$48,455
Totals	$140,714	$1,346,875	$1,096	$1,488,685

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO RAE PLUS International Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.9% ¤
CORPORATE BONDS & NOTES 9.9%
BANKING & FINANCE 7.0%
American Tower Corp. 3.800% due 08/15/2029		$1,305	$1,519
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(j)(k)	EUR	800	1,025
Bank of America Corp. 0.981% due 09/25/2025 •		$4,045	4,091
Barclays Bank PLC
7.625% due 11/21/2022 (k)		228	254
10.179% due 06/12/2021		3,061	3,184
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		2,238	2,269
4.337% due 01/10/2028		400	460
4.972% due 05/16/2029 •		400	480
5.088% due 06/20/2030 •		400	480
5.200% due 05/12/2026		400	467
7.125% due 06/15/2025 •(j)(k)	GBP	1,025	1,567
7.250% due 03/15/2023 •(j)(k)		300	436
7.875% due 03/15/2022 •(j)(k)		$400	420
8.000% due 06/15/2024 •(j)(k)		300	335
BNP Paribas S.A.
6.750% due 03/14/2022 •(j)(k)		500	523
7.625% due 03/30/2021 •(j)(k)		200	203
BOC Aviation Ltd. 4.000% due 01/25/2024		200	213
Citigroup, Inc. 1.248% (US0003M + 1.023%) due 06/01/2024 ~		1,445	1,462
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(j)(k)	EUR	1,800	2,263
Credit Suisse Group AG
6.375% due 08/21/2026 •(j)(k)		$720	802
7.125% due 07/29/2022 •(j)(k)		300	317
Crown Castle International Corp. 4.300% due 02/15/2029		972	1,155
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		2,005	2,001
3.961% due 11/26/2025 •		3,402	3,721
4.250% due 10/14/2021		4,414	4,527
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		196	186
Equinix, Inc. 1.550% due 03/15/2028		778	792
Equitable Holdings, Inc. 4.350% due 04/20/2028		513	607
Erste Group Bank AG 8.875% due 10/15/2021 •(j)(k)	EUR	400	520
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		746	1,016
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$1,106	1,101
2.770% (US0003M + 2.550%) due 01/07/2021 ~		300	300
3.087% due 01/09/2023		1,351	1,377
3.360% (US0003M + 3.140%) due 01/07/2022 ~		200	201
3.550% due 10/07/2022		758	775
General Motors Financial Co., Inc. 1.332% (US0003M + 1.100%) due 11/06/2021 ~		233	234
GSPA Monetization Trust 6.422% due 10/09/2029		47	53
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		513	536
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		400	403
2.848% due 06/04/2031 •		300	323
3.000% due 05/29/2030 •	GBP	1,072	1,674
4.292% due 09/12/2026 •		$828	944
4.300% due 03/08/2026		500	576
4.950% due 03/31/2030		700	876
ING Groep NV 5.750% due 11/16/2026 •(j)(k)		300	326

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

International Lease Finance Corp. 5.875% due 08/15/2022		78	84
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(j)(k)	EUR	1,476	1,811
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		$1,212	1,229
Lloyds Banking Group PLC
4.550% due 08/16/2028		933	1,126
4.947% due 06/27/2025 •(j)(k)	EUR	200	263
7.500% due 09/27/2025 •(j)(k)		$1,445	1,665
7.625% due 06/27/2023 •(j)(k)	GBP	840	1,266
Mitsubishi UFJ Financial Group, Inc. 1.075% (US0003M + 0.860%) due 07/26/2023 ~		$513	519
Nationwide Building Society 4.363% due 08/01/2024 •		856	931
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		778	787
2.000% due 03/04/2025 •	EUR	100	129
2.875% due 09/19/2026 •	GBP	342	509
3.875% due 09/12/2023		$200	217
4.269% due 03/22/2025 •		1,322	1,463
4.800% due 04/05/2026		300	355
4.892% due 05/18/2029 •		979	1,177
5.076% due 01/27/2030 •		778	957
8.000% due 08/10/2025 •(j)(k)		902	1,053
8.625% due 08/15/2021 •(j)(k)		1,584	1,648
Navient Corp.
5.500% due 01/25/2023		93	97
6.500% due 06/15/2022		326	346
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		47	47
2.600% due 09/28/2022		93	95
2.650% due 07/13/2022		141	144
OneMain Finance Corp.
5.625% due 03/15/2023		141	152
7.750% due 10/01/2021		326	343
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		18	19
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		933	1,038
Service Properties Trust 5.000% due 08/15/2022		622	634
SL Green Realty Corp. 4.500% due 12/01/2022		605	637
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		200	205
Societe Generale S.A.
6.750% due 04/07/2021 •(j)(k)	EUR	220	273
7.375% due 09/13/2021 •(j)(k)		$200	205
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		2,300	2,310
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (j)	EUR	369	599
UBS AG
4.750% due 02/12/2026 •(k)		1,725	2,121
5.125% due 05/15/2024 (k)		$747	825
7.625% due 08/17/2022 (k)		2,915	3,227
UBS Group AG
4.125% due 09/24/2025		500	573
6.875% due 03/22/2021 •(j)(k)		200	202
UniCredit SpA
6.572% due 01/14/2022		1,500	1,581
6.750% due 09/10/2021 •(j)	EUR	400	499
Wells Fargo & Co. 2.393% due 06/02/2028 •		$12,758	13,589
Weyerhaeuser Co. 4.000% due 04/15/2030		778	922
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,305	1,751
			96,617
INDUSTRIALS 2.1%
Aker BP ASA 2.875% due 01/15/2026		$450	460
Baidu, Inc. 3.075% due 04/07/2025		1,011	1,081
BAT Capital Corp. 3.222% due 08/15/2024		47	51
BAT International Finance PLC 3.950% due 06/15/2025		141	159
Boeing Co. 2.750% due 02/01/2026		800	842
Canadian Pacific Railway Co. 4.500% due 01/15/2022		93	97

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Centene Corp. 4.750% due 01/15/2025		792	814
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		1,631	1,673
4.908% due 07/23/2025		1,088	1,265
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	892
CVS Health Corp. 4.250% due 04/01/2050		622	778
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~		156	156
Expedia Group, Inc. 6.250% due 05/01/2025		300	348
Fairstone Financial, Inc. 7.875% due 07/15/2024		326	347
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)	EUR	839	1,067
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$795	845
Imperial Brands Finance PLC
3.125% due 07/26/2024		200	214
3.500% due 07/26/2026		3,243	3,594
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,351	1,636
Interpublic Group of Cos., Inc. 4.000% due 03/15/2022		$389	404
Kraft Heinz Foods Co. 5.200% due 07/15/2045		78	93
Micron Technology, Inc. 5.327% due 02/06/2029		233	292
MPLX LP 2.650% due 08/15/2030		1,000	1,049
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,245	1,303
3.522% due 09/17/2025		1,634	1,753
4.345% due 09/17/2027		2,089	2,309
4.810% due 09/17/2030		700	790
Penske Truck Leasing Co. LP 3.900% due 02/01/2024		233	255
Sasol Financing USA LLC 5.875% due 03/27/2024		200	213
Saudi Arabian Oil Co. 3.250% due 11/24/2050		1,000	1,014
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,322	1,409
3.375% due 07/09/2060		1,322	1,467
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		389	426
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,978	20
ZF North America Capital, Inc. 4.500% due 04/29/2022		$250	258
			29,374
UTILITIES 0.8%
AT&T, Inc. 2.250% due 02/01/2032		311	316
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		934	1,107
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		934	1,071
DTE Electric Co. 2.625% due 03/01/2031		1,089	1,207
Pacific Gas & Electric Co. 4.550% due 07/01/2030		900	1,026
Petrobras Global Finance BV 5.093% due 01/15/2030		671	751
Rio Oil Finance Trust 8.200% due 04/06/2028		706	796
San Diego Gas & Electric Co. 3.320% due 04/15/2050		700	798
Southern California Edison Co. 3.700% due 08/01/2025		1,789	2,008
Sprint Communications, Inc. 6.000% due 11/15/2022		466	505
Sprint Corp.
7.250% due 09/15/2021		902	940

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

7.875% due 09/15/2023	279	323
		10,848
Total Corporate Bonds & Notes (Cost $124,524)		136,839
MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	560	780
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	375	543
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5	5
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	390	490
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	135	155
6.725% due 04/01/2035	270	312
		2,285
NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (g)	905	877
OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	233	340
Total Municipal Bonds & Notes (Cost $3,190)		3,502
U.S. GOVERNMENT AGENCIES 11.4%
Fannie Mae
0.000% due 08/25/2039 (b)(g)	504	467
0.478% due 04/25/2037 •	6	7
0.498% due 07/25/2037 •	10	10
0.668% due 10/25/2040 •	33	33
1.882% due 03/01/2034 •	42	44
2.310% due 08/01/2022	91	92
2.358% due 01/25/2031 ~(a)	466	69
3.516% due 12/01/2034 •	46	46
4.500% due 09/25/2040	962	1,211
5.902% due 03/25/2037 •(a)	268	54
5.952% due 04/25/2037 •(a)	688	147
6.002% due 11/25/2039 •(a)	142	26
6.232% due 03/25/2037 •(a)	349	69
6.252% due 05/25/2037 •(a)	888	163
6.642% due 04/25/2037 •(a)	1,577	337
7.052% due 02/25/2037 •(a)	152	36
7.502% due 07/25/2033 •(a)	84	18
9.805% due 11/25/2040 •	3	4
Freddie Mac
0.459% due 05/15/2037 •	10	10
3.500% due 07/15/2042	3,325	3,518
4.000% due 11/01/2047 - 03/01/2049	2,967	3,176
5.000% due 04/15/2041	1,263	1,535
5.500% due 03/15/2034	182	210
6.411% due 09/15/2036 •(a)	271	51
6.500% due 05/01/2035	110	125
10.543% due 02/15/2040 •	132	176
12.724% due 02/15/2041 •	3	5
14.086% due 09/15/2041 •	468	777
Ginnie Mae
0.505% due 08/20/2047 •	254	252
1.336% due 04/20/2068 •	1,280	1,296
3.125% due 11/20/2044 •	577	597
Ginnie Mae, TBA 5.000% due 01/01/2051	1,300	1,419
Small Business Administration
5.490% due 03/01/2028	24	26
6.020% due 08/01/2028	190	209
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	12,654	13,403
3.500% due 04/01/2048 - 05/01/2048	1,096	1,163
5.500% due 03/01/2028	6	7
6.000% due 08/01/2036 - 04/01/2041	445	517
6.000% due 09/01/2036 - 10/01/2040	135	161
6.500% due 09/01/2036	82	93
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	41,502	42,963
2.500% due 03/01/2051	71,800	75,440

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

4.500% due 01/01/2051		6,900	7,479
Total U.S. Government Agencies (Cost $156,527)			157,441
U.S. TREASURY OBLIGATIONS 20.3%
U.S. Treasury Bonds
3.000% due 08/15/2048		165	217
3.000% due 02/15/2049		10,110	13,312
3.125% due 05/15/2048		436	584
4.625% due 02/15/2040		2,296	3,576
U.S. Treasury Inflation Protected Securities (i)
0.125% due 01/15/2022 (o)		7,055	7,182
0.125% due 04/15/2022 (o)		14,673	14,982
0.125% due 07/15/2030		4,187	4,699
0.250% due 02/15/2050		911	1,088
0.375% due 01/15/2027		2,054	2,293
0.625% due 07/15/2021 (o)		4,780	4,842
0.625% due 02/15/2043		176	220
0.750% due 02/15/2045		1,548	1,998
1.000% due 02/15/2046		4,103	5,602
1.000% due 02/15/2048		17,249	24,042
1.000% due 02/15/2049		1,401	1,975
1.375% due 02/15/2044		2,210	3,185
2.375% due 01/15/2027		308	383
U.S. Treasury Notes
1.625% due 02/15/2026 (q)		745	793
1.750% due 12/31/2024 (o)(q)		2,600	2,754
2.000% due 12/31/2021 (o)		28,597	29,134
2.375% due 05/15/2029		9,820	11,093
2.625% due 12/31/2025 (q)		5,153	5,730
2.625% due 02/15/2029		87,362	100,251
2.750% due 05/31/2023 (o)		2,006	2,132
3.000% due 09/30/2025		19,845	22,332
3.000% due 10/31/2025 (o)		14,652	16,516
Total U.S. Treasury Obligations (Cost $273,105)			280,915
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust 3.179% due 01/25/2036 ^~		1,195	1,055
American Home Mortgage Assets Trust
1.529% due 11/25/2046 •		7,926	3,415
6.250% due 11/25/2046 þ		347	324
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •		59	59
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	9,837	13,439
Banc of America Funding Trust
3.222% due 09/20/2046 ^~		$1,405	1,326
3.258% due 06/20/2037 ^~		49	46
6.000% due 08/25/2036 ^		45	44
Banc of America Mortgage Trust
3.348% due 01/25/2035 ~		23	22
3.603% due 06/25/2034 ~		29	29
3.901% due 02/25/2034 ~		20	20
4.339% due 05/25/2033 ~		41	41
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036 •		13	14
2.929% due 08/25/2033 ~		42	42
3.199% due 02/25/2036 ^~		302	294
Bear Stearns ALT-A Trust
0.468% due 01/25/2047 ^•		170	152
3.369% due 05/25/2035 ~		53	54
Chase Mortgage Finance Trust
3.213% due 09/25/2036 ^~		342	309
3.356% due 01/25/2036 ^~		31	30
ChaseFlex Trust 0.448% due 07/25/2037 •		2,186	1,961
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 05/25/2036 •		475	443
Citigroup Mortgage Loan Trust
0.628% due 11/25/2036 •		49	50
2.530% due 10/25/2035 •		47	48
3.228% due 09/25/2059 þ		1,348	1,361
3.258% due 04/25/2066 ~		911	932
3.361% due 09/25/2037 ^~		38	37
3.880% due 10/25/2035 ^•		73	74
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •		62	62
CitiMortgage Alternative Loan Trust
0.748% due 04/25/2037 •		441	356
6.000% due 12/25/2036 ^		227	228
6.000% due 06/25/2037 ^		294	293
Countrywide Alternative Loan Trust
0.268% due 12/25/2046 •		2,023	1,913
0.362% due 09/20/2046 •		72	59

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

0.488% due 11/25/2036 •		204	228
0.668% due 12/25/2035 •		28	26
0.744% due 11/20/2035 •		227	212
0.748% due 08/25/2035 •		1,094	1,040
2.009% due 08/25/2035 •		95	92
2.089% due 01/25/2036 •		346	340
5.500% due 06/25/2025		538	535
5.500% due 11/25/2035 ^		179	146
5.750% due 03/25/2037		366	290
6.000% due 12/25/2035 ^		674	646
6.000% due 05/25/2036 ^		87	61
6.000% due 08/25/2036 ^•		192	159
6.250% due 08/25/2036		1,320	1,110
7.000% due 10/25/2037		178	99
Countrywide Home Loan Mortgage Pass-Through Trust
0.748% due 05/25/2035 •		196	167
0.808% due 02/25/2035 •		17	15
2.919% due 10/20/2034 ~		48	49
5.750% due 05/25/2037 ^		18	14
6.000% due 01/25/2037 ^		443	342
6.000% due 02/25/2037 ^		457	353
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •		152	143
Credit Suisse First Boston Mortgage Securities Corp. 2.970% due 09/25/2034 ~		17	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^		57	54
Credit Suisse Mortgage Capital Trust
3.036% due 10/27/2059 ~		2,666	2,696
3.419% due 06/25/2050 ~		1,075	843
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.528% due 02/25/2037 ^•		1,488	1,366
0.648% due 02/25/2035 •		356	343
Downey Savings & Loan Association Mortgage Loan Trust 0.342% due 10/19/2036 •		340	296
First Horizon Alternative Mortgage Securities Trust
2.293% due 12/25/2035 ~		160	145
2.553% due 06/25/2036 ^~		1,105	1,009
GSR Mortgage Loan Trust
1.920% due 04/25/2032 •		26	23
2.642% due 12/25/2034 ~		24	24
2.870% due 11/25/2035 ~		93	93
2.968% due 09/25/2035 ~		103	103
3.328% due 07/25/2035 ~		21	22
3.835% due 11/25/2035 ~		28	28
5.500% due 01/25/2037		94	108
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •		545	490
2.609% due 10/19/2035 •		1,332	968
Impac CMB Trust 0.788% due 03/25/2035 •		354	353
Impac Secured Assets CMN Owner Trust 3.435% due 07/25/2035 ~		90	79
IndyMac Mortgage Loan Trust
0.338% due 09/25/2046 •		278	255
0.348% due 11/25/2046 •		1,476	1,364
0.628% due 07/25/2035 •		473	452
3.243% due 05/25/2035 ~		943	725
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		1,025	1,005
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		135	138
2.890% due 07/25/2035 ~		348	355
3.222% due 07/27/2037 ~		216	216
3.468% due 07/25/2035 ~		12	12
3.524% due 06/25/2035 ~		16	17
5.750% due 01/25/2036 ^		26	18
Lehman Mortgage Trust 0.798% due 11/25/2036 •		365	211
Lehman XS Trust 0.373% due 08/25/2046 •		845	801
London Wall Mortgage Capital PLC 0.898% due 11/15/2049 •	GBP	103	140
Luminent Mortgage Trust 3.636% due 04/25/2036 ~		$5,765	5,143
MASTR Adjustable Rate Mortgages Trust 3.176% due 11/21/2034 ~		35	36
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		288	254
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.019% due 08/15/2032 •		108	102
Merrill Lynch Alternative Note Asset Trust
0.258% due 03/25/2037 •		523	208
0.348% due 03/25/2037 •		3,947	1,550
6.000% due 03/25/2037		96	59

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Merrill Lynch Mortgage Investors Trust
1.757% due 02/25/2033 ~	69	68
2.430% due 02/25/2036 ~	3	3
2.483% due 04/25/2035 ~	27	26
3.359% due 05/25/2036 ~	210	195
MF1 Ltd. 1.278% due 12/25/2034 •	2,330	2,317
Morgan Stanley Capital Trust 4.661% due 06/15/2044	204	206
Morgan Stanley Mortgage Loan Trust
2.201% due 06/25/2036 ~	9	10
6.000% due 08/25/2036	148	102
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	162	130
MortgageIT Trust 0.668% due 12/25/2035 •	714	714
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,978	4,188
2.750% due 11/25/2059 ~	4,857	5,113
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	55	38
NovaStar Mortgage Funding Trust 0.518% due 09/25/2046 •	1,147	498
Prime Mortgage Trust 6.000% due 06/25/2036 ^	182	180
RBSSP Resecuritization Trust
0.400% due 02/26/2037 •	372	372
0.643% due 04/26/2037 •	22	22
Residential Accredit Loans, Inc. Trust
0.398% due 08/25/2037 •	58	53
1.641% due 10/25/2037 ~	730	685
6.000% due 01/25/2037 ^	77	75
6.000% due 03/25/2037	202	195
Residential Funding Mortgage Securities, Inc. Trust 4.108% due 04/25/2037 ~	414	377
Sequoia Mortgage Trust
0.758% due 05/20/2034 •	59	58
3.116% due 09/20/2046 ^~	233	182
Structured Adjustable Rate Mortgage Loan Trust
2.922% due 08/25/2035 ~	73	57
2.978% due 01/25/2035 ~	135	137
3.652% due 03/25/2036 ^~	86	78
Structured Asset Mortgage Investments Trust 0.568% due 04/25/2036 •	105	98
Structured Asset Securities Corp. 5.500% due 06/25/2035	988	1,051
SunTrust Adjustable Rate Mortgage Loan Trust 3.433% due 01/25/2037 ^~	245	219
Thornburg Mortgage Securities Trust
1.589% due 06/25/2047 ^•	478	468
1.589% due 06/25/2047 •	48	46
1.985% due 12/25/2044 ~	190	191
2.316% due 09/25/2037 ~	2	2
2.423% due 03/25/2044 ~	159	159
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •	655	647
0.928% due 01/25/2045 •	1,451	1,440
1.359% due 06/25/2047 •	2,747	2,575
1.554% due 12/25/2046 •	72	67
1.609% due 02/25/2046 •	131	129
2.003% due 08/25/2046 •	184	176
2.897% due 01/25/2035 ~	109	111
2.899% due 12/25/2035 ~	445	445
2.917% due 10/25/2035 ~	49	49
2.925% due 08/25/2035 ~	96	98
3.102% due 06/25/2033 ~	124	126
3.163% due 06/25/2037 ^~	100	96
3.173% due 06/25/2037 ^~	274	240
Washington Mutual Mortgage Pass-Through Certificates Trust
0.228% due 09/25/2036 •	816	279
0.648% due 02/25/2036 •	1,038	873
1.359% due 02/25/2047 ^•	1,654	1,476
1.549% due 04/25/2046 •	135	124
Wells Fargo Mortgage-Backed Securities Trust 3.170% due 09/25/2036 ^~	15	14
Total Non-Agency Mortgage-Backed Securities (Cost $79,810)		83,998
ASSET-BACKED SECURITIES 9.8%
Aames Mortgage Investment Trust 1.138% due 07/25/2035 •	2,125	2,124
Accredited Mortgage Loan Trust 0.408% due 09/25/2036 •	786	770
Argent Securities Trust 0.528% due 03/25/2036 •	2,166	2,011

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.228% due 01/25/2034 •		511	511
Asset-Backed Securities Corp. Home Equity Loan Trust 0.958% due 06/25/2034 •		1,633	1,595
Avery Point CLO Ltd. 1.198% due 07/17/2026 •		732	731
Bear Stearns Asset-Backed Securities Trust
0.318% due 03/25/2037 •		376	1,792
1.198% due 08/25/2037 •		1,207	1,105
3.208% due 07/25/2036 ~		87	88
BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	540	657
Cairn CLO BV 0.670% due 01/31/2030 •		1,584	1,933
Carrington Mortgage Loan Trust 1.338% due 10/20/2029 •		$3,423	3,414
Centex Home Equity Loan Trust 0.793% due 03/25/2034 •		835	823
Chase Funding Trust 0.788% due 08/25/2032 •		39	38
CIFC Funding Ltd. 1.075% due 10/25/2027 •		926	923
Citigroup Mortgage Loan Trust
0.338% due 05/25/2037 •		1,410	1,106
0.448% due 10/25/2036 •		444	319
0.668% due 03/25/2036 •		2,633	2,523
6.750% due 05/25/2036 þ		188	135
Citigroup Mortgage Loan Trust, Inc.
0.598% due 10/25/2036 •		1,054	1,047
1.048% due 09/25/2035 ^•		1,584	1,534
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 •		890	815
0.348% due 02/25/2037 •		463	442
0.368% due 09/25/2037 ^•		842	807
0.688% due 03/25/2036 •		928	873
0.728% due 06/25/2036 •		1	1
0.808% due 04/25/2036 •		2,236	2,234
Countrywide Asset-Backed Certificates Trust
0.288% due 03/25/2037 •		450	433
0.298% due 03/25/2047 ^•		1,452	1,428
0.308% due 03/25/2037 •		78	78
0.888% due 08/25/2047 •		731	718
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		3,276	1,161
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •	EUR	1,351	1,643
ECMC Group Student Loan Trust 1.148% due 07/25/2069 •		$876	878
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		1,053	1,054
EMC Mortgage Loan Trust 1.448% due 02/25/2041 •		19	19
Encore Credit Receivables Trust 0.883% due 09/25/2035 •		163	162
Euro-Galaxy CLO BV
0.750% due 01/17/2031 •	EUR	1,080	1,319
0.820% due 11/10/2030 •		934	1,141
First Franklin Mortgage Loan Trust
0.308% due 11/25/2036 •		$653	638
0.458% due 09/25/2036 •		226	196
0.868% due 11/25/2035 •		1,117	1,065
Fremont Home Loan Trust
0.288% due 11/25/2036 •		593	409
0.298% due 10/25/2036 •		1,813	976
0.883% due 01/25/2035 •		609	604
0.883% due 07/25/2035 •		61	61
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		1,403	1,419
2.470% due 11/15/2023		1,543	1,562
2.580% due 07/17/2023		919	928
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	3,112	3,813
GSAA Home Equity Trust
0.248% due 05/25/2037 •		$738	327
0.288% due 03/25/2036 •		356	166
0.468% due 04/25/2047 •		793	480
3.025% due 03/25/2036 ~		715	288
6.295% due 06/25/2036 þ		609	249
GSAMP Trust
0.238% due 01/25/2037 •		2,821	2,066
0.248% due 12/25/2046 •		265	171
0.278% due 12/25/2046 •		1,453	933
0.378% due 01/25/2037 •		605	520
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		55	54

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •		591	506
JPMorgan Mortgage Acquisition Trust
0.358% due 10/25/2036 •		831	814
0.448% due 03/25/2037 •		2,004	1,880
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		540	546
Long Beach Mortgage Loan Trust 0.588% due 02/25/2036 •		1,584	1,547
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	861
MASTR Asset-Backed Securities Trust 2.848% due 07/25/2034 •		$778	776
Merrill Lynch Mortgage Investors Trust 0.258% due 08/25/2037 •		5,944	3,829
Monarch Grove CLO 1.095% due 01/25/2028 •		857	851
Morgan Stanley ABS Capital, Inc. Trust
0.238% due 01/25/2037 •		588	356
0.258% due 03/25/2037 •		2,361	1,220
0.278% due 02/25/2037 •		2,919	1,461
0.363% due 03/25/2037 •		9,179	4,785
1.063% due 03/25/2035 •		667	667
1.078% due 07/25/2035 •		1,796	1,775
Morgan Stanley Dean Witter Capital, Inc. Trust 1.128% due 02/25/2033 •		320	320
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		73	73
Mountain View CLO Ltd. 1.320% due 10/16/2029 •		1,000	994
Nassau Ltd. 1.387% due 10/15/2029 •		800	795
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		408	164
North Carolina State Education Assistance Authority 0.950% due 07/25/2039 •		929	928
NovaStar Mortgage Funding Trust 0.348% due 09/25/2037 •		1,237	1,190
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		1,156	1,154
Option One Mortgage Loan Trust
0.288% due 03/25/2037 •		472	367
0.508% due 01/25/2036 •		2,982	2,726
0.928% due 02/25/2035 •		1,109	1,095
Ozlme BV 0.820% due 01/18/2030 •	EUR	1,212	1,480
Palmer Square Loan Funding Ltd. 1.115% due 10/24/2027 •		$1,479	1,477
Renaissance Home Equity Loan Trust
1.248% due 09/25/2037 •		388	196
5.586% due 11/25/2036 þ		979	528
Residential Asset Mortgage Products Trust 0.748% due 03/25/2036 •		1,078	1,059
Residential Asset Securities Corp. Trust
0.728% due 06/25/2033 •		146	133
0.808% due 12/25/2035 •		2,190	2,072
Securitized Asset-Backed Receivables LLC Trust
0.388% due 07/25/2036 •		908	540
0.868% due 10/25/2035 •		2,237	2,088
1.108% due 01/25/2036 ^•		836	729
Seneca Park CLO Ltd. 1.338% due 07/17/2026 •		31	31
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	28	35
1.715% due 04/25/2023 •		$292	292
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,237	2,313
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		1,351	1,350
Soundview Home Loan Trust
0.318% due 07/25/2037 •		703	620
0.613% due 02/25/2036 •		1,397	1,317
1.448% due 10/25/2037 •		947	810
South Carolina Student Loan Corp. 1.225% due 09/03/2024 •		209	210
Specialty Underwriting & Residential Finance Trust
0.448% due 06/25/2037 •		160	116
0.748% due 12/25/2036 •		1,175	1,156
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		699	697
Structured Asset Investment Loan Trust
0.928% due 02/25/2035 •		2,596	2,583
3.298% due 08/25/2033 •		420	434
Structured Asset Securities Corp. Mortgage Loan Trust 0.358% due 02/25/2037 •		2,289	2,181

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Symphony CLO Ltd. 1.179% due 07/14/2026 •		2,005	2,002
Telos CLO Ltd.
1.168% due 04/17/2028 •		846	843
1.488% due 01/17/2027 •		745	746
TICP CLO Ltd. 1.018% due 07/20/2027 •		655	653
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	600	732
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$4,755	5,027
3.000% due 11/25/2058 ~		930	954
3.358% due 10/25/2057 ~		2,190	2,322
Venture CLO Ltd.
1.254% due 08/28/2029 •		1,400	1,396
1.256% due 04/20/2029 •(c)		2,422	2,422
1.448% due 04/20/2029 •		2,422	2,420
Wells Fargo Home Equity Asset-Backed Securities Trust
0.898% due 12/25/2035 •		1,478	1,440
1.093% due 03/25/2035 •		467	468
Wind River CLO Ltd. 1.107% due 10/15/2027 •		1,105	1,103
Total Asset-Backed Securities (Cost $125,506)			135,965
SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.125% due 07/09/2030 þ		547	219
0.125% due 07/09/2035 þ		358	129
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,789	12
Brazil Government International Bond 4.750% due 01/14/2050		$1,701	1,824
Israel Government International Bond 4.125% due 01/17/2048		700	904
Saudi Government International Bond
4.000% due 04/17/2025		1,042	1,166
4.500% due 10/26/2046		200	243
5.000% due 04/17/2049		500	657
Total Sovereign Issues (Cost $4,550)			5,154
		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Dommo Energia S.A. (e)(l)		1	0
Dommo Energia S.A. «(l)		192,324	52
Total Common Stocks (Cost $40)			52
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(j)(k)		600,000	750
Banco Santander S.A.
5.250% due 09/29/2023 •(j)(k)		200,000	256
6.250% due 09/11/2021 •(j)(k)		700,000	877
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(j)		657,000	652
SL Green Realty Corp. 6.500% due 02/01/2021 (j)		94,350	2,373
Total Preferred Securities (Cost $4,600)			4,908
SHORT-TERM INSTRUMENTS 13.4%
REPURCHASE AGREEMENTS (m) 6.0%			83,306
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.4%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$4,900	4,903

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (g)(h)	ARS	45,366	331
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (g)(h)	JPY	2,800,000	27,124
U.S. TREASURY BILLS 5.0%
0.082% due 01/26/2021 - 02/25/2021 (f)(g)(o)(q)		$68,780	68,774
Total Short-Term Instruments (Cost $184,365)			184,438
Total Investments in Securities (Cost $956,217)			993,212
		SHARES
INVESTMENTS IN AFFILIATES 37.5%
SHORT-TERM INSTRUMENTS 37.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.5%
PIMCO Short-Term Floating NAV Portfolio III		52,487,823	517,582
Total Short-Term Instruments (Cost $516,290)			517,582
Total Investments in Affiliates (Cost $516,290)			517,582
Total Investments 109.4% (Cost $1,472,507)			$1,510,794
Financial Derivative Instruments (n)(p) 12.9%(Cost or Premiums, net $2,904)			177,542
Other Assets and Liabilities, net (22.3)%			(307,092)
Net Assets 100.0%			$1,381,244

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								When-issued security.
(d)								Payment in-kind security.
(e)								Security did not produce income within the last twelve months.
(f)								Coupon represents a weighted average yield to maturity.
(g)								Zero coupon security.
(h)								Coupon represents a yield to maturity.
(i)								Principal amount of security is adjusted for inflation.
(j)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)								Contingent convertible security.
(l)								RESTRICTED SECURITIES:
Issuer Description					Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.					12/21/2017 - 12/03/2019			$40	$52	0.00%
							$40		$52	0.00%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.090%	12/31/2020	01/04/2021	$82,800	Ginnie Mae 3.500% due 06/20/2049			$(59,703)	$82,800	$82,801
					U.S. Treasury Bonds 2.250% due 08/15/2049			(25,752)
FICC	0.000	12/31/2020	01/04/2021	506	U.S. Treasury Bills 0.000% due 12/30/2021			(516)	506	506
Total Repurchase Agreements								$(85,971)	$83,306	$83,307
SHORT SALES:
Description					Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA					3.000%	01/01/2051		$2,500	$(2,615)	$(2,619)
Uniform Mortgage-Backed Security, TBA					5.000	01/01/2051		1,300	(1,439)	(1,439)
	Total U.S. Government Agencies								(4,054)	(4,058)
Sovereign Issues (0.4)%
Canada Government International Bond					2.750%	12/01/2048	CAD	5,200	(5,490)	(5,625)
Total Short Sales (0.7)%									$(9,544)	$(9,683)
(1)								Includes accrued interest.
(2)								Payable for short sales includes $20 of accrued interest.
(n)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	1	$217	$0	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2021	319	40,246	77	15	0
$77	$15	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	286	$(63,199)	$(65)	$0	$(7)
U.S. Treasury 10-Year Note March Futures	03/2021	1,340	(185,025)	(129)	0	(147)
U.S. Treasury 30-Year Bond March Futures	03/2021	388	(67,197)	551	0	(133)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	218	(46,557)	805	0	(163)
United Kingdom Long Gilt March Futures	03/2021	4	(741)	(8)	0	(2)
$1,154	$0	$(452)
Total Futures Contracts	$1,231	$15	$(452)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	12/20/2025	0.802%	EUR	22,300	$274	$6	$280	$0	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,700	$(140)	$(22)	$(162)	$0	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$534	$23	$24	$47	$1	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	500	9	(1)	8	0	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	900	7	8	15	1	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	1,900	42	5	47	1	0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	6,600	957	17	974	0	(7)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	73,700	1,915	465	2,380	10	0
$2,953	$518	$3,471	$13	$(7)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	17,000	$0	$16	$16	$3	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	34,000	0	34	34	5	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/19/2024	134,400	3,143	216	3,359	63	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,700	181	777	958	37	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		700	4	70	74	5	0
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	22,800	0	4	4	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		22,800	0	5	5	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		22,800	0	15	15	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		45,600	0	43	43	1	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$52,700	81	2,276	2,357	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		34,200	1	(1,611)	(1,610)	0	(14)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		151,800	(6,291)	296	(5,995)	0	(80)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		800	(2)	(57)	(59)	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		79,000	2,348	(85)	2,263	36	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		34,200	(481)	(1,445)	(1,926)	0	(19)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		77,000	1,618	1,622	3,240	55	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		54,800	(846)	(6,199)	(7,045)	0	(69)
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		3,100	333	236	569	4	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		45,900	791	(295)	496	44	(21)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,300	(2)	(180)	(182)	3	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,000	4	332	336	0	(1)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$21,600	0	247	247	23	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	5,000	(42)	418	376	0	(19)
Pay	UKRPI	3.593	Maturity	11/15/2028		800	0	76	76	0	(3)
Pay	UKRPI	3.595	Maturity	11/15/2028		3,800	43	322	365	0	(14)
Pay	UKRPI	3.603	Maturity	11/15/2028		600	0	59	59	0	(2)
Pay	UKRPI	3.400	Maturity	01/15/2030		51,400	843	795	1,638	0	(263)
Pay	UKRPI	3.415	Maturity	02/15/2030		1,700	0	50	50	0	(9)
Receive	UKRPI	3.397	Maturity	11/15/2030		800	0	2	2	5	0
Receive	UKRPI	3.445	Maturity	11/15/2030		1,400	0	(8)	(8)	8	0
Receive	UKRPI	3.510	Maturity	11/15/2030		700	0	(13)	(13)	4	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,400	0	(61)	(61)	0	(9)
Pay	UKRPI	3.272	Maturity	11/15/2040		1,000	0	(18)	(18)	0	(6)
Pay	UKRPI	3.273	Maturity	11/15/2040		1,400	0	(25)	(25)	0	(8)
Pay	UKRPI	3.340	Maturity	11/15/2040		1,200	0	17	17	0	(7)
Receive	UKRPI	3.000	Maturity	11/15/2050		600	0	59	59	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,000	0	53	53	0	(5)
Receive	UKRPI	3.143	Maturity	11/15/2050		500	0	(16)	(16)	0	(3)
							$1,726	$(1,973)	$(247)	$299	$(558)
Total Swap Agreements							$4,813	$(1,471)	$3,342	$312	$(571)
(o)

Securities with an aggregate market value of $36,567 and cash of $2,508 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		JPY	77,182			$742	$0		$(5)
		01/2021			$119		ZAR	1,875	8		0
BPS		01/2021		GBP	319			$426	0		(10)
		01/2021			$2,042		EUR	1,678	9		0
		01/2021			1,108		GBP	824	19		0
		03/2021		TWD	147,371			$5,263	0		(46)
		03/2021			$19,501		SGD	26,318	414		0
BRC		01/2021		BRL	11,655			$2,196	0		(48)
		01/2021			$2,243		BRL	11,655	1		0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

CBK	01/2021	BRL	12,625	$2,429	0	(1)
01/2021	JPY	7,525	72	0	(1)
01/2021	$2,495	BRL	12,625	0	(65)
01/2021	48	ZAR	748	3	0
02/2021	BRL	12,625	$2,494	64	0
03/2021	$8,546	CNH	57,072	189	0
03/2021	25	MXN	575	3	0
GLM	01/2021	BRL	8,639	EUR	1,375	17	0
01/2021	EUR	1,348	BRL	8,639	16	0
01/2021	$1,529	JPY	158,268	4	0
02/2021	EUR	1,374	BRL	8,639	0	(17)
02/2021	JPY	158,268	$1,530	0	(4)
HUS	01/2021	BRL	970	150	0	(37)
01/2021	GBP	15,168	20,287	0	(456)
01/2021	JPY	13,901	133	0	(1)
01/2021	$187	BRL	970	0	0
01/2021	2,442	EUR	2,006	9	0
01/2021	63	ZAR	993	4	0
03/2021	CNY	57,344	$8,646	0	(114)
JPM	02/2021	CAD	7,045	5,527	0	(8)
03/2021	TWD	20,401	736	1	0
MYI	01/2021	$1,033	GBP	758	4	0
02/2021	CAD	35,398	$26,928	0	(885)
02/2021	$5,693	CAD	7,255	7	0
RBC	03/2021	TWD	396,449	$14,113	0	(170)
SCX	01/2021	EUR	25,419	30,442	0	(612)
01/2021	GBP	382	507	0	(15)
02/2021	EUR	25,419	31,122	48	0
03/2021	JPY	2,800,000	27,085	0	(59)
TOR	01/2021	59,661	572	0	(6)
02/2021	CAD	1,428	1,117	0	(5)
Total Forward Foreign Currency Contracts	$820	$(2,565)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.335%	07/19/2021	40,900	$368	$1,270
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350	11/01/2021	171,400	415	733
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	157,500	601	3,422
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	71,800	264	1,588
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	42,400	339	3,346
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	43,400	255	2,883
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	7,500	3	680
Total Purchased Options	$2,245	$13,922
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	2,500	$(4)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,600	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,000	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	500	(4)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	5,100	(14)	(1)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	2,500	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	1,200	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,500	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	1,300	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,800	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	1,600	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	5,000	(4)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,800	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,700	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	5,000	(5)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	1,800	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,700	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,700	(2)	(3)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	6,500	(14)	(1)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	1,700	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,700	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	4,000	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	4,000	(7)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	1,100	(2)	(2)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	1,600	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,500	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,300	(4)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,500	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,500	(3)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,300	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,400	(4)	(2)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	600	(1)	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	300	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	1,900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	1,900	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	3,300	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,800	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	3,300	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	1,800	(2)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,700	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	1,900	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	900	(2)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	2,400	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	2,400	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,300	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	2,400	(3)	(2)
$(140)	$(68)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	15,593	$(347)	$(287)
Call - OTC USD versus MXN	23.100	12/16/2021	15,593	(285)	(362)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	13,673	(139)	(127)
Call - OTC USD versus CNH	7.000	12/16/2021	13,673	(139)	(145)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	11,754	(233)	(195)
Call - OTC USD versus MXN	23.000	12/09/2021	11,754	(232)	(276)
$(1,375)	$(1,392)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	10,600	$(129)	$(233)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	23,800	(302)	(449)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	14,200	(310)	(694)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	22,400	(339)	(2,977)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	22,900	(255)	(2,533)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	50,400	(601)	(2,633)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	23,000	(257)	(1,124)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	15,000	0	(264)
$(2,193)	$(10,907)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	$102.141	03/04/2021	1,700	$(5)	$(2)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	1,200	(4)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,300	(6)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,200	(5)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,400	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,100	(3)	(5)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,200	(2)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,200	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,100	(7)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	1,400	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,400	(3)	(3)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.125	03/04/2021		900	(3)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.141	03/04/2021		1,300	(4)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				104.141	03/04/2021		1,300	(2)		(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.367	02/04/2021		600	(2)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.406	02/04/2021		2,700	(8)		(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.703	02/04/2021		1,300	(3)		(5)
									$(65)		$(59)
Total Written Options									$(3,773)		$(12,426)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$1,786	$(381)	$298	$0	$(83)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERADXULT Index	61,168	0.644% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	$119,667	$0	$(68)	$0	$(68)
	Receive	ERADXULT Index	42,907	0.664% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	83,942	0	(49)	0	(49)
	Receive	ERADXULT Index	13,188	0.693% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	25,416	0	375	375	0
FBF	Receive	ERADXULT Index	13,008	0.823% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	25,069	0	369	369	0
JPM	Receive	ERADXULT Index	12,174	0.573% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	23,462	0	348	348	0
	Receive	ERADXULT Index	115,577	0.923% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/12/2021	150,000	0	74,947	74,947	0
MEI	Receive	ERADXULT Index	6,965	0.714% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/03/2021	13,626	0	(9)	0	(9)
	Receive	ERADXULT Index	31,854	0.534% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/24/2021	62,318	0	(29)	0	(29)
	Receive	ERADXULT Index	44,234	0.728% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	85,249	0	1,257	1,257	0
	Receive	ERADXULT Index	61,130	0.874% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/22/2021	84,217	0	34,726	34,726	0
SOG	Receive	ERADXULT Index	57,046	0.763% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/24/2021	106,901	0	3,618	3,618	0
	Receive	ERADXULT Index	136,731	0.733% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/07/2021	263,512	0	3,886	3,886	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	ERADXULT Index	111,337	0.858% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/09/2021	157,520	0	59,199	59,199	0
							$0	$178,570	$178,725	$(155)
Total Swap Agreements							$(381)	$178,868	$178,725	$(238)
(q)

Securities with an aggregate market value of $4,171 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$96,617	$0		$96,617
Industrials					0	29,374	0		29,374
Utilities					0	10,848	0		10,848
Municipal Bonds & Notes
Illinois					0	2,285	0		2,285
New Jersey					0	877	0		877
Ohio					0	340	0		340
U.S. Government Agencies					0	157,441	0		157,441
U.S. Treasury Obligations					0	280,915	0		280,915
Non-Agency Mortgage-Backed Securities					0	83,998	0		83,998
Asset-Backed Securities					0	135,965	0		135,965
Sovereign Issues					0	5,154	0		5,154
Common Stocks
Energy					0	0	52		52
Preferred Securities
Banking & Finance					2,373	2,535	0		4,908
Short-Term Instruments
Repurchase Agreements					0	83,306	0		83,306
Short-Term Notes					0	4,903	0		4,903
Argentina Treasury Bills					0	331	0		331
Japan Treasury Bills					0	27,124	0		27,124
U.S. Treasury Bills					0	68,774	0		68,774
					$2,373	$990,787	$52		$993,212
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$517,582	$0	$0		$517,582
Total Investments					$519,955	$990,787	$52		$1,510,794
Short Sales, at Value - Liabilities
Sovereign Issues					0	(5,625)	0		(5,625)
U.S. Government Agencies					0	(4,058)	0		(4,058)
					$0	$(9,683)	$0		$(9,683)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					15	312	0		327
Over the counter					0	193,467	0		193,467
					$15	$193,779	$0		$193,794
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(452)	(571)	0		(1,023)
Over the counter					0	(15,226)	(3)		(15,229)
					$(452)	$(15,797)	$(3)		$(16,252)
Total Financial Derivative Instruments					$(437)	$177,982	$(3)		$177,542
Totals					$519,518	$1,159,086	$49		$1,678,653

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO RAE PLUS Small Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.5% ¤
CORPORATE BONDS & NOTES 8.1%
BANKING & FINANCE 4.7%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$914	$979
AIA Group Ltd. 3.375% due 04/07/2030		200	225
American Tower Corp. 3.800% due 08/15/2029		998	1,161
Aviation Capital Group LLC
2.875% due 01/20/2022		214	217
4.375% due 01/30/2024		54	57
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		645	691
5.500% due 01/15/2023		31	33
Banco BTG Pactual S.A. 4.500% due 01/10/2025		954	1,021
Bank of America Corp. 3.974% due 02/07/2030 •		645	760
Barclays PLC
2.000% due 02/07/2028 •	EUR	400	500
3.650% due 03/16/2025		$200	221
4.972% due 05/16/2029 •		200	240
7.125% due 06/15/2025 •(i)(j)	GBP	758	1,159
8.000% due 06/15/2024 •(i)(j)		$428	477
Credit Suisse Group AG
3.750% due 03/26/2025		250	278
6.375% due 08/21/2026 •(i)(j)		428	477
7.125% due 07/29/2022 •(i)(j)		400	423
7.250% due 09/12/2025 •(i)(j)		422	475
7.500% due 07/17/2023 •(i)(j)		460	503
Crown Castle International Corp. 4.300% due 02/15/2029		327	388
Deutsche Bank AG
3.547% due 09/18/2031 •		350	380
3.961% due 11/26/2025 •		800	875
Discover Bank 4.650% due 09/13/2028		1,006	1,204
Equitable Holdings, Inc. 4.350% due 04/20/2028		695	822
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	728	991
Ford Motor Credit Co. LLC 1.456% (US0003M + 1.235%) due 02/15/2023 ~		$300	290
General Motors Financial Co., Inc. 1.228% (US0003M + 0.990%) due 01/05/2023 ~		26	26
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		645	765
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		225	227
2.848% due 06/04/2031 •		300	323
4.292% due 09/12/2026 •		309	352
4.300% due 03/08/2026		200	231
4.950% due 03/31/2030		200	250
International Lease Finance Corp. 5.875% due 08/15/2022		54	58
Lloyds Banking Group PLC
4.550% due 08/16/2028		200	241
4.947% due 06/27/2025 •(i)(j)	EUR	200	263
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		$822	922
Nationwide Building Society 4.363% due 08/01/2024 •		980	1,066
Natwest Group PLC
1.750% due 03/02/2026 •	EUR	141	183
1.801% (US0003M + 1.550%) due 06/25/2024 ~		$959	977
4.519% due 06/25/2024 •		920	1,005
4.892% due 05/18/2029 •		1,430	1,720
Nomura Holdings, Inc.
2.648% due 01/16/2025		788	842
3.103% due 01/16/2030		200	219
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		17	18

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

Raymond James Financial, Inc. 4.650% due 04/01/2030		82	101
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		253	285
4.796% due 11/15/2024 •		1,331	1,481
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	418	678
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		$822	911
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (f)		2,737	860
UBS AG
4.750% due 02/12/2026 •(j)	EUR	1,377	1,693
5.125% due 05/15/2024 (j)		$1,741	1,923
UBS Group AG
5.750% due 02/19/2022 •(i)(j)	EUR	200	257
6.875% due 03/22/2021 •(i)(j)		$600	607
7.125% due 08/10/2021 •(i)(j)		400	413
Wells Fargo & Co. 3.000% due 04/22/2026		299	329
Weyerhaeuser Co. 4.000% due 04/15/2030		82	97
WP Carey, Inc. 4.250% due 10/01/2026		245	282
WPC Eurobond BV 2.250% due 04/09/2026	EUR	944	1,267
			35,719
INDUSTRIALS 2.7%
Aker BP ASA 2.875% due 01/15/2026		$150	153
AP Moller - Maersk A/S 3.750% due 09/22/2024		245	266
Bacardi Ltd. 4.700% due 05/15/2028		200	237
BAT Capital Corp. 3.222% due 08/15/2024		49	53
BAT International Finance PLC 3.950% due 06/15/2025		261	294
Boeing Co. 2.750% due 02/01/2026		400	421
Centene Corp. 4.625% due 12/15/2029		245	272
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		1,186	1,217
4.908% due 07/23/2025		1,580	1,837
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		400	446
CSN Resources S.A. 7.625% due 02/13/2023		200	208
CVS Health Corp.
3.625% due 04/01/2027		82	93
3.750% due 04/01/2030		82	95
4.125% due 04/01/2040		82	98
4.250% due 04/01/2050		82	103
CVS Pass-Through Trust 6.943% due 01/10/2030		174	208
Delta Air Lines, Inc. 4.500% due 10/20/2025		818	875
Energy Transfer Operating LP 4.250% due 03/15/2023		190	202
Equinor ASA
3.125% due 04/06/2030		82	93
3.625% due 04/06/2040		82	99
3.700% due 04/06/2050		82	99
Fairstone Financial, Inc. 7.875% due 07/15/2024		188	200
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	592	739
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$300	319
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,294	1,428
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,484	1,591
3.500% due 07/26/2026		200	222
INEOS Finance PLC 2.125% due 11/15/2025	EUR	890	1,078
InterContinental Hotels Group PLC 2.125% due 05/15/2027		100	129
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$23	28
5.200% due 07/15/2045		46	55
Micron Technology, Inc.
4.185% due 02/15/2027		164	193

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

5.327% due 02/06/2029		540	676
MPLX LP 2.650% due 08/15/2030		400	420
Nakilat, Inc. 6.067% due 12/31/2033		492	631
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	837
3.522% due 09/17/2025		800	858
4.345% due 09/17/2027		1,000	1,105
4.810% due 09/17/2030		300	339
Oracle Corp.
3.600% due 04/01/2040		82	96
3.850% due 04/01/2060		82	101
Sands China Ltd. 5.125% due 08/08/2025		854	960
Southern Co. 3.700% due 04/30/2030		82	95
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		164	180
Wynn Macau Ltd. 5.625% due 08/26/2028		1,000	1,050
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,116	21
			20,720
UTILITIES 0.7%
American Water Capital Corp. 3.450% due 06/01/2029		$645	743
AT&T, Inc. 2.250% due 02/01/2032		654	664
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050		82	107
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050		82	100
Edison International 5.750% due 06/15/2027		242	290
Exelon Corp. 4.050% due 04/15/2030		82	97
Georgia Power Co. 2.650% due 09/15/2029		82	90
Pacific Gas & Electric Co. 4.550% due 07/01/2030		400	456
Petrobras Global Finance BV 5.093% due 01/15/2030		386	432
Southern California Edison Co.
3.650% due 03/01/2028		674	757
3.700% due 08/01/2025		245	275
Sprint Corp.
7.125% due 06/15/2024		216	253
7.875% due 09/15/2023		623	722
			4,986
Total Corporate Bonds & Notes (Cost $54,982)			61,424
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		160	296
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040		115	195
			491
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		90	130
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		88	96
			226
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		10	10
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043		25	38

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	825	1,080
Total Municipal Bonds & Notes (Cost $1,702)		1,845
U.S. GOVERNMENT AGENCIES 9.2%
Fannie Mae
0.498% due 07/25/2037 •	15	15
0.500% due 09/25/2042 •	8	8
0.528% due 07/25/2037 •	24	25
0.548% due 09/25/2035 •	61	61
0.558% due 09/25/2035 •	110	111
0.748% due 01/25/2051 •	31	32
0.868% due 06/25/2037 •	206	210
2.225% due 09/01/2035 •	2	2
2.358% due 01/25/2031 ~(a)	478	71
2.504% due 11/01/2035 •	0	1
2.693% due 06/01/2035 •	2	2
2.721% due 06/01/2034 •	6	6
2.830% due 12/01/2033 •	2	2
3.781% due 06/01/2035 •	2	2
3.890% due 07/01/2021	525	527
5.702% due 03/25/2041 •(a)	1,054	197
6.552% due 03/25/2036 •(a)	475	86
25.968% due 12/25/2036 •	29	46
Freddie Mac
0.539% due 03/15/2037 •	195	197
0.859% due 08/15/2037 •	280	286
0.869% due 10/15/2037 •	47	47
0.879% due 05/15/2037 •	152	155
0.879% due 09/15/2037 •	167	169
2.630% due 11/01/2034 •	2	2
2.838% due 06/01/2035 •	4	4
4.000% due 01/01/2048 - 03/01/2049	1,886	2,017
5.000% due 05/01/2023 - 04/15/2041	737	873
5.500% due 03/15/2034 - 03/01/2039	214	249
6.000% due 08/01/2027 - 12/01/2037	20	23
6.000% due 12/01/2027	7	8
6.311% due 07/15/2036 •(a)	544	107
6.541% due 04/15/2036 •(a)	123	18
Ginnie Mae
1.336% due 04/20/2068 •	623	631
3.125% due 11/20/2044 •	352	364
5.000% due 04/15/2035 - 03/15/2042	1,416	1,618
6.000% due 07/15/2037 - 08/15/2037	11	13
Ginnie Mae, TBA 5.000% due 01/01/2051	400	437
Small Business Administration 4.430% due 05/01/2029	45	50
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	69	73
4.500% due 05/01/2023 - 02/01/2044	4,047	4,538
5.000% due 11/01/2025 - 01/01/2029	16	18
5.500% due 11/01/2021 - 09/01/2041	2,085	2,437
5.500% due 02/01/2025 - 07/01/2041	179	206
6.000% due 03/01/2021 - 05/01/2041	1,518	1,796
6.000% due 02/01/2027 - 10/01/2040	72	85
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	24,501	25,363
2.500% due 03/01/2051	22,500	23,641
4.500% due 01/01/2051	2,700	2,926
Total U.S. Government Agencies (Cost $69,169)		69,755
U.S. TREASURY OBLIGATIONS 24.2%
U.S. Treasury Bonds
1.625% due 11/15/2050	600	597
2.250% due 08/15/2049	654	748
3.000% due 08/15/2048	433	568
3.000% due 02/15/2049	8,774	11,554
4.375% due 05/15/2040	4,336	6,573
4.625% due 02/15/2040	2,712	4,222
U.S. Treasury Inflation Protected Securities (h)
0.125% due 01/15/2022	13,646	13,891
0.125% due 04/15/2022	12,469	12,732
0.125% due 07/15/2030	332	373
0.250% due 02/15/2050	1,823	2,176
0.375% due 07/15/2023	7,052	7,471
0.375% due 01/15/2027	1,763	1,968
0.625% due 07/15/2021	4,645	4,706
0.625% due 02/15/2043	263	328
0.750% due 02/15/2045	774	999
1.000% due 02/15/2046	1,069	1,459

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

1.000% due 02/15/2048	6,091	8,489
1.375% due 02/15/2044	3,290	4,743
2.375% due 01/15/2027	1,901	2,364
U.S. Treasury Notes
1.500% due 10/31/2024 (n)	9,866	10,341
1.500% due 08/15/2026	800	847
1.625% due 02/15/2026	575	612
1.750% due 12/31/2024 (n)	1,050	1,112
1.875% due 08/31/2022 (n)	6,367	6,552
2.000% due 07/31/2022	26,965	27,761
2.000% due 11/15/2026	245	267
2.125% due 08/15/2021	80	81
2.250% due 08/15/2027	500	554
2.625% due 12/31/2025	6,542	7,275
2.625% due 02/15/2029	12,188	13,986
2.875% due 05/15/2028 (p)	3,062	3,547
3.000% due 09/30/2025	10,979	12,355
3.000% due 10/31/2025	11,935	13,453
Total U.S. Treasury Obligations (Cost $180,643)		184,704
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust
0.548% due 08/25/2036 •	174	175
3.179% due 01/25/2036 ^~	676	596
3.311% due 09/25/2035 ^~	8	8
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	178	170
Banc of America Funding Trust
0.572% due 04/20/2047 ^•	25	23
2.809% due 09/20/2034 ~	8	8
3.373% due 06/25/2034 ~	1	1
Banc of America Mortgage Trust
3.348% due 01/25/2035 ~	27	26
3.901% due 02/25/2034 ~	16	16
4.339% due 05/25/2033 ~	2	2
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036 •	15	15
2.559% due 01/25/2033 ~	238	241
2.766% due 08/25/2033 ~	20	20
2.838% due 01/25/2035 ~	2	2
2.926% due 04/25/2033 ~	11	11
3.007% due 02/25/2033 ~	2	2
3.037% due 11/25/2034 ~	8	8
3.132% due 11/25/2034 ~	1	1
3.457% due 07/25/2034 ~	35	33
Bear Stearns ALT-A Trust
0.488% due 12/25/2046 ^•	25	23
0.588% due 04/25/2035 •	52	52
0.648% due 01/25/2036 ^•	38	47
2.951% due 10/25/2035 ^~	369	349
3.257% due 11/25/2035 ^~	386	366
3.544% due 10/25/2033 ~	1	1
Chase Mortgage Finance Trust
2.857% due 12/25/2035 ^~	82	80
3.213% due 09/25/2036 ^~	69	62
6.000% due 11/25/2036 ^	134	90
6.000% due 12/25/2036	68	48
ChaseFlex Trust 0.448% due 07/25/2037 •	253	227
Citigroup Mortgage Loan Trust
3.125% due 08/25/2035 ^~	33	29
3.361% due 09/25/2037 ^~	291	283
Citigroup Mortgage Loan Trust, Inc. 3.007% due 08/25/2035 ~	11	11
Countrywide Alternative Loan Trust
0.268% due 12/25/2046 •	234	222
0.428% due 02/25/2037 •	40	36
0.472% due 12/20/2035 •	267	250
0.488% due 11/25/2036 •	197	220
0.528% due 09/25/2046 ^•	388	369
0.548% due 08/25/2037 •	67	48
0.612% due 05/20/2046 ^•	21	18
0.744% due 11/20/2035 •	35	33
0.788% due 11/25/2035 •	1,246	1,088
1.609% due 12/25/2035 •	39	37
2.009% due 08/25/2035 •	17	16
2.089% due 01/25/2036 •	78	77
5.500% due 07/25/2035 ^	1	1
5.500% due 11/25/2035	26	20
6.000% due 05/25/2037 ^	533	328
6.250% due 08/25/2036	704	592
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •	96	85
0.808% due 02/25/2035 •	27	24
2.749% due 11/25/2034 ~	78	78

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

2.806% due 02/20/2035 ~		3	3
2.919% due 10/20/2034 ~		102	102
3.090% due 08/25/2034 ~		32	31
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		1,411	1,389
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058		1,155	1,160
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		86	68
Credit Suisse Mortgage Capital Trust
3.089% due 12/26/2059 ~		461	463
3.322% due 10/25/2058 ~		721	728
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.478% due 02/25/2036 •		913	898
0.648% due 02/25/2035 •		230	222
0.898% due 10/25/2047 •		1,126	1,036
Downey Savings & Loan Association Mortgage Loan Trust 0.342% due 10/19/2036 •		96	83
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •	GBP	112	149
European Loan Conduit 1.000% due 02/17/2030 •	EUR	490	597
FWD Securitization Trust 2.240% due 01/25/2050 ~		$835	857
GSR Mortgage Loan Trust
3.201% due 09/25/2035 ~		3	3
3.835% due 11/25/2035 ~		21	21
5.500% due 01/25/2037		92	105
6.000% due 02/25/2036 ^		1,399	896
6.000% due 07/25/2037 ^		349	310
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •		276	249
0.392% due 12/19/2036 ^•		788	754
0.492% due 12/19/2036 ^•		55	50
0.592% due 05/19/2035 •		1,293	1,224
0.632% due 06/19/2035 •		366	362
3.338% due 06/19/2036 ^~		314	206
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 ^•		443	429
0.788% due 07/25/2045 •		21	19
3.522% due 06/25/2036 ~		767	704
JPMorgan Alternative Loan Trust 3.484% due 05/25/2036 ^~		390	299
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		400	392
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		29	29
2.706% due 10/25/2036 ~		35	30
2.890% due 07/25/2035 ~		184	185
3.311% due 10/25/2036 ^~		204	179
3.344% due 02/25/2035 ~		1	1
3.549% due 04/25/2037 ~		29	26
5.750% due 01/25/2036 ^		11	8
Lehman XS Trust
0.398% due 08/25/2037 •		524	488
0.998% due 09/25/2047 •		344	337
Luminent Mortgage Trust 0.868% due 04/25/2036 •		193	170
MASTR Adjustable Rate Mortgages Trust
2.699% due 07/25/2035 ^~		61	58
2.857% due 10/25/2033 ~		269	225
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.599% due 12/15/2030 •		9	9
Merrill Lynch Alternative Note Asset Trust
0.348% due 03/25/2037 •		2,107	827
0.448% due 03/25/2037 •		429	172
Merrill Lynch Mortgage Investors Trust
2.650% due 05/25/2033 ~		34	35
3.257% due 09/25/2035 ^~		181	167
Morgan Stanley Mortgage Loan Trust 2.201% due 06/25/2036 ~		9	9
Morgan Stanley Re-REMIC Trust
0.891% due 02/26/2037 •		162	149
5.250% due 05/26/2037 ~		129	103
Mortgage Equity Conversion Asset Trust 0.590% due 05/25/2042 •		634	594
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		442	465
3.500% due 10/25/2059 ~		397	426
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		15	10
PHH Alternative Mortgage Trust 0.308% due 02/25/2037 •		1,055	832
Prime Mortgage Trust 6.000% due 06/25/2036 ^		149	147

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2037 •		383	358
0.318% due 01/25/2037 •		1,788	1,628
0.333% due 08/25/2036 •		694	639
0.508% due 07/25/2036 •		1,182	681
0.528% due 07/25/2036 •		681	682
0.528% due 09/25/2036 ^•		1,166	1,092
6.000% due 08/25/2036 ^		89	87
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	258	352
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 10/25/2035 •		$6	6
0.448% due 08/25/2036 ^•		206	158
2.009% due 01/25/2035 ^•		6	6
3.080% due 02/25/2034 ~		4	4
3.188% due 11/25/2035 ^~		518	485
Structured Asset Mortgage Investments Trust
0.608% due 02/25/2036 ^•		489	436
0.708% due 02/25/2036 ^•		5	5
0.852% due 02/19/2035 •		11	11
Thornburg Mortgage Securities Trust
1.589% due 06/25/2047 ^•		489	443
1.589% due 06/25/2047 •		5	4
Towd Point Mortgage Funding 1.255% due 02/20/2054 ~	GBP	1,062	1,455
WaMu Mortgage Pass-Through Certificates Trust
0.708% due 11/25/2045 •		$26	26
1.419% due 07/25/2047 •		196	169
1.489% due 10/25/2046 ^•		2,128	1,959
2.003% due 08/25/2046 •		195	187
2.003% due 10/25/2046 •		30	29
2.023% due 12/25/2046 •		91	87
3.163% due 06/25/2037 ^~		59	57
3.675% due 02/25/2037 ^~		115	112
Washington Mutual Mortgage Pass-Through Certificates Trust
1.359% due 02/25/2047 ^•		950	847
2.327% due 02/25/2033 ~		1	1
Wells Fargo Alternative Loan Trust
3.327% due 07/25/2037 ^~		25	23
6.250% due 07/25/2037 ^		824	822
Wells Fargo Mortgage-Backed Securities Trust 2.808% due 12/25/2036 ^~		166	156
Total Non-Agency Mortgage-Backed Securities (Cost $35,930)			39,065
ASSET-BACKED SECURITIES 10.5%
Accredited Mortgage Loan Trust 0.618% due 09/25/2035 •		366	366
ACE Securities Corp. Home Equity Loan Trust
0.208% due 10/25/2036 •		3	2
1.948% due 10/25/2032 •		8	8
Argent Securities Trust 0.258% due 09/25/2036 •		349	154
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.228% due 01/25/2034 •		620	620
Asset-Backed Securities Corp. Home Equity Loan Trust 1.108% due 07/25/2035 •		411	413
Atlas Senior Loan Fund Ltd. 1.088% due 04/20/2028 •		255	253
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		253	254
Bear Stearns Asset-Backed Securities Trust
0.308% due 08/25/2036 •		467	596
0.388% due 06/25/2047 •		1,376	1,366
Carrington Mortgage Loan Trust 0.408% due 02/25/2037 •		2,066	1,953
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		100	100
Citigroup Mortgage Loan Trust
0.298% due 12/25/2036 •		1,666	868
0.328% due 01/25/2037 •		2,089	1,757
0.348% due 05/25/2037 •		1,226	979
0.468% due 09/25/2036 •		2,571	2,242
0.668% due 03/25/2036 •		420	402
Citigroup Mortgage Loan Trust, Inc. 1.048% due 09/25/2035 ^•		828	802
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 ^•		826	795
0.288% due 12/25/2046 •		2,836	2,568
0.288% due 04/25/2047 •		410	399
0.298% due 05/25/2037 •		187	186
0.298% due 06/25/2047 ^•		416	413
0.328% due 06/25/2047 •		117	117
0.348% due 02/25/2037 •		287	274
0.398% due 06/25/2047 •		618	581
0.548% due 08/25/2036 •		441	436

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

0.688% due 03/25/2036 •		498	468
0.708% due 09/25/2036 •		241	241
0.748% due 06/25/2036 •		296	291
0.808% due 04/25/2036 •		172	172
0.928% due 01/25/2036 •		315	316
Countrywide Asset-Backed Certificates Trust
0.298% due 03/25/2047 ^•		788	775
0.338% due 06/25/2047 •		193	192
1.243% due 12/25/2034 •		157	157
1.273% due 12/25/2034 •		564	566
ECMC Group Student Loan Trust 1.148% due 07/25/2069 •		408	410
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		93	93
Euro-Galaxy CLO BV
0.750% due 01/17/2031 •	EUR	250	305
0.820% due 11/10/2030 •		250	306
Fieldstone Mortgage Investment Trust 0.528% due 05/25/2036 •		$643	516
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		78	78
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •		283	281
0.883% due 09/25/2035 •		7	7
Fremont Home Loan Trust
0.308% due 08/25/2036 •		4,787	2,078
0.808% due 01/25/2036 •		373	364
1.198% due 11/25/2034 •		2,312	2,292
Gallatin CLO Ltd. 1.259% due 01/21/2028 •		237	236
GSAA Home Equity Trust 0.388% due 06/25/2036 •		310	104
GSAMP Trust
0.198% due 12/25/2046 •		766	488
0.278% due 12/25/2046 •		1,142	733
0.298% due 12/25/2046 •		2,772	1,800
0.318% due 12/25/2036 •		1,515	939
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		34	34
Home Equity Mortgage Loan Asset-Backed Trust 0.358% due 04/25/2037 •		144	115
HSI Asset Securitization Corp. Trust
0.308% due 05/25/2037 •		341	336
0.328% due 04/25/2037 •		853	690
0.368% due 12/25/2036 •		4,093	1,648
JPMorgan Mortgage Acquisition Trust
0.298% due 07/25/2036 •		315	189
0.448% due 03/25/2037 •		1,157	1,085
KVK CLO Ltd. 1.129% due 01/14/2028 •		166	165
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		408	410
3.750% due 04/25/2059 þ		1,164	1,177
Long Beach Mortgage Loan Trust
0.448% due 05/25/2036 •		285	197
0.688% due 05/25/2046 •		1,655	784
1.123% due 04/25/2035 •		852	854
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		74	75
MASTR Asset-Backed Securities Trust
0.198% due 01/25/2037 •		6,068	2,245
0.308% due 10/25/2036 •		1,493	994
0.358% due 05/25/2037 •		1,380	1,329
0.628% due 03/25/2036 •		238	194
0.728% due 12/25/2035 •		326	324
Merrill Lynch Mortgage Investors Trust 0.648% due 07/25/2037 •		920	340
Morgan Stanley ABS Capital, Inc. Trust
0.238% due 01/25/2037 •		750	454
0.278% due 01/25/2037 •		1,184	721
0.278% due 02/25/2037 •		3,691	2,708
0.283% due 11/25/2036 •		2,430	1,897
0.288% due 08/25/2036 •		2,032	1,245
0.308% due 09/25/2036 •		3,074	1,794
0.358% due 01/25/2037 •		1,081	665
0.363% due 03/25/2037 •		974	508
0.648% due 04/25/2036 •		1,234	1,132
1.078% due 07/25/2035 •		1,021	1,009
2.048% due 02/25/2047 •		655	614
Morgan Stanley Dean Witter Capital, Inc. Trust 1.128% due 02/25/2033 •		284	284
Morgan Stanley Home Equity Loan Trust 0.248% due 12/25/2036 •		1,130	673
Morgan Stanley Mortgage Loan Trust
0.318% due 11/25/2036 •		146	58
0.508% due 04/25/2037 •		177	85

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		64	64
Nassau Ltd. 1.387% due 10/15/2029 •		1,154	1,147
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.478% due 10/25/2036 ^•		701	196
NovaStar Mortgage Funding Trust 0.468% due 10/25/2036 •		1,069	831
Option One Mortgage Loan Trust 0.288% due 01/25/2037 •		709	499
Ownit Mortgage Loan Trust 1.048% due 10/25/2036 ^•		165	164
Popular ABS Mortgage Pass-Through Trust 0.478% due 07/25/2036 •		2,024	1,932
RAAC Trust 0.658% due 08/25/2036 •		167	169
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		1,649	889
Residential Asset Mortgage Products Trust 0.823% due 11/25/2035 •		1,216	1,188
Residential Asset Securities Corp. Trust 0.448% due 08/25/2036 •		287	283
Securitized Asset-Backed Receivables LLC Trust
0.228% due 08/25/2036 •		538	236
0.388% due 07/25/2036 •		557	331
0.728% due 11/25/2035 •		600	599
0.868% due 10/25/2035 •		1,183	1,104
1.108% due 01/25/2036 ^•		1,062	927
SG Mortgage Securities Trust 0.288% due 10/25/2036 •		760	705
SLM Student Loan Trust 0.000% due 06/17/2024 •	EUR	11	13
Soundview Home Loan Trust
0.228% due 06/25/2037 •		$303	241
0.348% due 06/25/2037 •		561	461
0.408% due 02/25/2037 •		622	243
0.613% due 02/25/2036 •		659	621
1.048% due 10/25/2037 •		1,753	1,531
Structured Asset Investment Loan Trust 0.768% due 01/25/2036 •		443	407
Structured Asset Securities Corp. Mortgage Loan Trust
0.283% due 07/25/2036 •		297	291
0.318% due 12/25/2036 •		149	146
Telos CLO Ltd. 1.168% due 04/17/2028 •		290	289
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	400	488
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		$389	392
1.148% due 10/25/2059 •		285	287
3.000% due 11/25/2059 ~		122	124
3.358% due 10/25/2057 ~		400	424
Venture CLO Ltd. 1.254% due 08/28/2029 •		200	199
WaMu Asset-Backed Certificates WaMu Trust 0.388% due 05/25/2037 •		2,415	2,149
Total Asset-Backed Securities (Cost $72,708)			79,714
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ		497	199
0.125% due 07/09/2035 þ		326	117
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,474	16
Israel Government International Bond 4.125% due 01/17/2048		$225	291
Provincia de Buenos Aires 34.187% due 05/31/2022	ARS	2,773	17
Saudi Government International Bond
4.000% due 04/17/2025		$1,088	1,217
4.500% due 10/26/2046		300	366
Total Sovereign Issues (Cost $2,090)			2,223
		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Dommo Energia S.A. (d)		1	0
Dommo Energia S.A. «(k)		78,698	21

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

Total Common Stocks (Cost $16)			21
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co.
3.684% (US0003M + 3.470%) due 04/30/2021 ~(i)		887,000	881
4.600% due 02/01/2025 •(i)		82,000	85
Total Preferred Securities (Cost $877)			966
SHORT-TERM INSTRUMENTS 11.8%
REPURCHASE AGREEMENTS (l) 8.8%			67,358
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$2,200	2,201
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (f)(g)	ARS	39,230	286
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (f)(g)	JPY	1,590,000	15,402
U.S. TREASURY BILLS 0.7%
0.077% due 01/14/2021 - 03/02/2021 (b)(e)(f)(g)(n)(p)		$5,700	5,700
Total Short-Term Instruments (Cost $90,907)			90,947
Total Investments in Securities (Cost $509,024)			530,665
		SHARES
INVESTMENTS IN AFFILIATES 37.0%
SHORT-TERM INSTRUMENTS 37.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.0%
PIMCO Short-Term Floating NAV Portfolio III		28,575,133	281,779
Total Short-Term Instruments (Cost $281,760)			281,779
Total Investments in Affiliates (Cost $281,760)			281,779
Total Investments 106.5% (Cost $790,784)			$812,444
Financial Derivative Instruments (m)(o) 21.0%(Cost or Premiums, net $933)			160,446
Other Assets and Liabilities, net (27.5)%			(210,333)
Net Assets 100.0%			$762,557

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Security did not produce income within the last twelve months.
(e)								Coupon represents a weighted average yield to maturity.
(f)								Zero coupon security.
(g)								Coupon represents a yield to maturity.
(h)								Principal amount of security is adjusted for inflation.
(i)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)								Contingent convertible security.
(k)								RESTRICTED SECURITIES:
Issuer Description					Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.					12/03/2019			$16	$21	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.070%	12/31/2020	01/04/2021	$7,800	U.S. Treasury Notes 0.625% due 12/31/2027			$(7,954)	$7,800	$7,800
BPS	0.090	12/31/2020	01/04/2021	59,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			(60,316)	59,000	59,001
FICC	0.000	12/31/2020	01/04/2021	558	U.S. Treasury Bills 0.000% due 12/30/2021			(569)	558	558
Total Repurchase Agreements								$(68,839)	$67,358	$67,359
SHORT SALES:
Description					Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA					3.000%	01/01/2051		$500	$(523)	$(524)
Uniform Mortgage-Backed Security, TBA					5.000	01/01/2051		400	(442)	(443)
	Total U.S. Government Agencies								(965)	(967)
Sovereign Issues (0.3)%
Canada Government International Bond					2.750	12/01/2048	CAD	1,700	(1,795)	(1,839)
Total Short Sales (0.4)%									$(2,760)	$(2,806)
(1)								Includes accrued interest.
(2)								Payable for short sales includes $7 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(404) at a weighted average interest rate of 0.148%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	994	$125,407	$85	$47	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	3	$(651)	$(1)	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2021	375	(82,866)	(9)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2021	1,364	(188,339)	(213)	0	(149)
U.S. Treasury 30-Year Bond March Futures	03/2021	76	(13,162)	(33)	0	(26)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	186	(39,723)	(186)	0	(140)
United Kingdom Long Gilt March Futures	03/2021	1	(185)	(1)	0	0
$(443)	$0	$(324)
Total Futures Contracts	$(358)	$47	$(324)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.779%	$100	$0	$1	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.652	EUR	400	3	(30)	(27)	0	(1)
$3	$(29)	$(26)	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$3,900	$(84)	$(13)	$(97)	$0	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$623	$(37)	$96	$59	$1	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	920	(1)	88	87	2	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	2,300	152	67	219	5	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	400	3	4	7	0	0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	3,700	537	9	546	0	(4)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	1,900	50	11	61	0	0
$704	$275	$979	$8	$(4)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	9,500	$0	$9	$9	$2	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	19,000	0	19	19	3	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/19/2024		64,200	1,515	89	1,604	30	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,300	1	264	265	10	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		400	3	39	42	3	0
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	12,900	0	2	2	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		12,900	0	3	3	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		12,900	0	9	9	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		25,700	0	24	24	1	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$5,700	(7)	262	255	0	0
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		4,300	0	(390)	(390)	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		11,500	25	(566)	(541)	0	(5)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,200	(164)	(115)	(279)	0	(2)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		15,400	(65)	(1,711)	(1,776)	0	(12)
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		3,400	0	(393)	(393)	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		39,400	(1,660)	105	(1,555)	0	(20)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		4,000	234	(526)	(292)	0	(2)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		15,900	472	(16)	456	7	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(4)	(221)	(225)	0	(2)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		28,600	343	1,717	2,060	17	0
Pay	3-Month USD-LIBOR	0.705	Semi-Annual	02/15/2027		2,600	0	29	29	2	0
Pay	3-Month USD-LIBOR	0.730	Semi-Annual	02/15/2027		2,600	0	33	33	2	0
Pay	3-Month USD-LIBOR	0.739	Semi-Annual	02/15/2027		2,600	0	34	34	2	0
Pay	3-Month USD-LIBOR	0.740	Semi-Annual	02/15/2027		3,100	0	41	41	2	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		17,000	377	338	715	12	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		100	(2)	(11)	(13)	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		1,500	(5)	(109)	(114)	0	(2)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		41,400	(403)	96	(307)	0	(53)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,900	184	(140)	44	7	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	150	0	(21)	(21)	0	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		150	0	50	50	0	0
Receive	CPURNSA	1.667	Maturity	06/19/2024		$3,200	0	37	37	3	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	2,000	0	(16)	(16)	2	0
Pay	UKRPI	3.490	Maturity	09/15/2028		1,500	0	113	113	0	(6)
Pay	UKRPI	3.593	Maturity	11/15/2028		300	0	29	29	0	(1)
Pay	UKRPI	3.595	Maturity	11/15/2028		1,300	17	108	125	0	(5)
Pay	UKRPI	3.603	Maturity	11/15/2028		200	0	20	20	0	(1)
Pay	UKRPI	3.400	Maturity	01/15/2030		24,400	400	377	777	0	(125)
Pay	UKRPI	3.480	Maturity	01/15/2030		3,300	4	150	154	0	(17)
Pay	UKRPI	3.415	Maturity	02/15/2030		500	0	15	15	0	(2)
Pay	UKRPI	3.475	Maturity	08/15/2030		2,000	(5)	36	31	0	(12)
Receive	UKRPI	3.397	Maturity	11/15/2030		400	0	1	1	2	0
Receive	UKRPI	3.445	Maturity	11/15/2030		700	0	(4)	(4)	4	0
Receive	UKRPI	3.510	Maturity	11/15/2030		300	0	(5)	(5)	2	0
Pay	UKRPI	3.217	Maturity	11/15/2040		700	0	(31)	(31)	0	(4)
Pay	UKRPI	3.272	Maturity	11/15/2040		500	0	(9)	(9)	0	(3)
Pay	UKRPI	3.273	Maturity	11/15/2040		700	0	(12)	(12)	0	(4)
Pay	UKRPI	3.340	Maturity	11/15/2040		500	0	7	7	0	(3)
Receive	UKRPI	3.000	Maturity	11/15/2050		300	0	29	29	0	(1)
Receive	UKRPI	3.051	Maturity	11/15/2050		500	0	26	26	0	(3)
Receive	UKRPI	3.143	Maturity	11/15/2050		200	0	(6)	(6)	0	(1)
							$1,260	$(191)	$1,069	$113	$(291)
Total Swap Agreements							$1,883	$42	$1,925	$121	$(298)
(n)

Securities with an aggregate market value of $8,678 and cash of $1,805 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	CAD	3,333	$2,607	$0	$(12)
01/2021	JPY	35,355	340	0	(2)
01/2021	$102	ZAR	1,597	7	0
03/2021	TWD	50,719	$1,832	5	0
BPS	01/2021	CAD	2,293	1,799	0	(3)
01/2021	GBP	2,752	3,676	0	(88)
03/2021	TWD	251,236	8,972	0	(79)
03/2021	$8,990	SGD	12,132	191	0
BRC	01/2021	BRL	4,602	$867	0	(19)
01/2021	$886	BRL	4,602	0	0
01/2021	802	GBP	589	3	0
CBK	01/2021	BRL	4,932	$949	0	0
01/2021	JPY	3,447	33	0	0
01/2021	$975	BRL	4,932	0	(25)
01/2021	11	ZAR	179	1	0
02/2021	BRL	4,932	$974	25	0
03/2021	$16	MXN	372	2	0
GLM	01/2021	BRL	3,741	EUR	596	7	0
01/2021	EUR	584	BRL	3,741	7	0
01/2021	$1,782	CAD	2,271	2	0
01/2021	700	JPY	72,498	2	0
02/2021	EUR	595	BRL	3,741	0	(7)
02/2021	JPY	72,498	$701	0	(2)
HUS	01/2021	BRL	330	51	0	(13)
01/2021	GBP	308	409	0	(13)
01/2021	JPY	6,368	61	0	(1)
01/2021	$63	BRL	330	0	0
01/2021	8	ZAR	126	1	0
SCX	01/2021	EUR	5,999	$7,184	0	(144)
01/2021	GBP	197	261	0	(8)
02/2021	EUR	5,999	7,345	11	0
03/2021	JPY	1,590,000	15,380	0	(33)
SOG	03/2021	$1,836	SGD	2,452	19	0
TOR	01/2021	CAD	16,530	$12,759	0	(227)
01/2021	JPY	27,329	262	0	(3)
01/2021	$12,974	CAD	16,530	11	0
02/2021	CAD	16,530	$12,976	0	(11)
Total Forward Foreign Currency Contracts	$294	$(690)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	56,000	$138	$240
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	26,600	98	588
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	58,300	229	1,258
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	16,500	132	1,302
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	17,100	100	1,136
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	3,700	1	335
Total Purchased Options	$698	$4,859
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	1,300	$(2)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	700	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	600	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	300	(2)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	2,000	(6)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	1,200	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	700	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,200	(1)	(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	300	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	900	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	2,400	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,400	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	2,400	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	900	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	800	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	800	(1)	(1)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	2,900	(6)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	800	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,300	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	600	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	800	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	700	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,000	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	1,100	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	1,100	(1)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	600	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,400	(2)	(1)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	300	0	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,100	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	900	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	1,600	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	1,600	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	900	(1)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	800	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	400	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	1,200	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	1,200	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,300	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	1,300	(2)	(1)
$(69)	$(35)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	8,879	$(198)	$(163)
Call - OTC USD versus MXN	23.100	12/16/2021	8,879	(162)	(206)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	7,785	(79)	(72)
Call - OTC USD versus CNH	7.000	12/16/2021	7,785	(79)	(83)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	6,692	(133)	(111)
Call - OTC USD versus MXN	23.000	12/09/2021	6,692	(132)	(157)
$(783)	$(792)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	3,600	$(43)	$(79)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	7,500	(95)	(142)
MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	7,400	0	(130)
$(138)	$(351)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	$103.367	01/14/2021	600	$(3)	$0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	500	(2)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	600	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	500	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	600	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	700	(2)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	300	(1)	(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.406	02/04/2021		1,300	(4)		(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051				98.703	02/04/2021		1,000	(2)		(4)
									$(19)		$(17)
Total Written Options									$(1,009)		$(1,195)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$3,016	$(639)	$499	$0	$(140)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FAR	Receive	ERAUSST Index	1,911	0.243% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/20/2021	$7,998	$0	$(90)	$0	$(90)
	Receive	ERAUSST Index	45,217	0.184% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/24/2021	187,133	0	(31)	0	(31)
	Receive	ERAUSST Index	29,829	0.293% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/05/2021	64,098	0	59,159	59,159	0
	Receive	ERAUSST Index	3,195	0.398% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	8,332	0	4,861	4,861	0
HUS	Receive	ERAUSST Index	13,566	0.369% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	55,698	0	431	431	0
JPM	Receive	ERAUSST Index	26,995	0.313% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/12/2021	59,311	0	52,225	52,225	0
	Receive	ERAUSST Index	4,778	0.398% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	12,460	0	7,270	7,270	0
SOG	Receive	ERAUSST Index	19,212	0.396% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/09/2021	45,360	0	33,980	33,980	0
UAG	Receive	ERAUSST Index	2,496	0.194% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/20/2021	10,330	0	(3)	0	(3)
	Receive	ERAUSST Index	37,159	0.224% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	153,784	0	(30)	0	(30)
								$0	$157,772	$157,926	$(154)
Total Swap Agreements								$(639)	$158,271	$157,926	$(294)
(p)

Securities with an aggregate market value of $1,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2020 (Unaudited)

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$35,719	$0	$35,719
Industrials	0	20,720	0	20,720
Utilities	0	4,986	0	4,986
Municipal Bonds & Notes
California	0	491	0	491
Illinois	0	226	0	226
Iowa	0	10	0	10
Tennessee	0	38	0	38
Washington	0	1,080	0	1,080
U.S. Government Agencies	0	69,755	0	69,755
U.S. Treasury Obligations	0	184,704	0	184,704
Non-Agency Mortgage-Backed Securities	0	39,065	0	39,065
Asset-Backed Securities	0	79,714	0	79,714
Sovereign Issues	0	2,223	0	2,223
Common Stocks
Energy	0	0	21	21
Preferred Securities
Banking & Finance	0	966	0	966
Short-Term Instruments
Repurchase Agreements	0	67,358	0	67,358
Short-Term Notes	0	2,201	0	2,201
Argentina Treasury Bills	0	286	0	286
Japan Treasury Bills	0	15,402	0	15,402
U.S. Treasury Bills	0	5,700	0	5,700
	$0	$530,644	$21	$530,665
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$281,779	$0	$0	$281,779
Total Investments	$281,779	$530,644	$21	$812,444
Short Sales, at Value - Liabilities
Sovereign Issues	0	(1,839)	0	(1,839)
U.S. Government Agencies	0	(967)	0	(967)
	$0	$(2,806)	$0	$(2,806)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	47	121	0	168
Over the counter	0	163,079	0	163,079
	$47	$163,200	$0	$163,247
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(324)	(298)	0	(622)
Over the counter	0	(2,179)	0	(2,179)
	$(324)	$(2,477)	$0	$(2,801)
Total Financial Derivative Instruments	$(277)	$160,723	$0	$160,446
Totals	$281,502	$688,561	$21	$970,084

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7% ¤
CORPORATE BONDS & NOTES 15.4%
BANKING & FINANCE 10.9%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		$400	$417
4.125% due 07/03/2023		2,047	2,193
American Tower Corp.
1.000% due 01/15/2032	EUR	1,800	2,243
3.800% due 08/15/2029		$1,686	1,962
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 •		1,200	1,365
ASR Nederland NV 5.125% due 09/29/2045 •	EUR	300	437
Aviation Capital Group LLC
2.875% due 01/20/2022		$483	489
4.375% due 01/30/2024		120	127
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		1,446	1,549
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(f)(g)	EUR	600	769
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,745	1,867
Bank of America Corp.
0.981% due 09/25/2025 •		3,700	3,742
3.974% due 02/07/2030 •		1,446	1,703
Barclays Bank PLC 10.179% due 06/12/2021		1,988	2,068
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		2,529	2,564
4.972% due 05/16/2029 •		800	960
7.125% due 06/15/2025 •(f)(g)	GBP	1,142	1,746
8.000% due 06/15/2024 •(f)(g)		$872	973
CIT Group, Inc.
4.125% due 03/09/2021		603	605
5.000% due 08/15/2022		61	65
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		1,868	1,890
4.044% due 06/01/2024 •		2,348	2,554
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)	EUR	1,600	2,012
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022		$300	312
Credit Suisse Group AG
3.750% due 03/26/2025		1,000	1,111
6.375% due 08/21/2026 •(f)(g)		872	972
7.500% due 07/17/2023 •(f)(g)		940	1,027
Danske Bank A/S 1.280% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,104
Deutsche Bank AG
1.411% (US0003M + 1.190%) due 11/16/2022 ~		963	965
1.463% (US0003M + 1.230%) due 02/27/2023 ~		2,529	2,524
3.547% due 09/18/2031 •		3,450	3,749
3.961% due 11/26/2025 •		200	219
4.250% due 10/14/2021		2,228	2,285
Discover Bank 4.650% due 09/13/2028		1,544	1,849
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		281	266
Equinix, Inc. 1.550% due 03/15/2028		700	712
Equitable Holdings, Inc. 4.350% due 04/20/2028		603	713
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	823
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$872	868
1.296% (US0003M + 1.080%) due 08/03/2022 ~		300	293
1.456% (US0003M + 1.235%) due 02/15/2023 ~		500	483
1.521% (US0003M + 1.270%) due 03/28/2022 ~		1,142	1,123
2.770% (US0003M + 2.550%) due 01/07/2021 ~		872	872
General Motors Financial Co., Inc.
1.228% (US0003M + 0.990%) due 01/05/2023 ~		61	61
1.550% (US0003M + 1.310%) due 06/30/2022 ~		240	242

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		1,446	1,716
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		400	403
2.848% due 06/04/2031 •		600	645
4.292% due 09/12/2026 •		400	456
International Lease Finance Corp. 5.875% due 08/15/2022		120	130
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		3,632	3,682
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,200	1,448
4.947% due 06/27/2025 •(f)(g)	EUR	200	263
7.500% due 09/27/2025 •(f)(g)		$872	1,005
7.625% due 06/27/2023 •(f)(g)	GBP	925	1,394
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		$1,678	1,881
Nationwide Building Society 4.363% due 08/01/2024 •		1,008	1,096
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		1,074	1,094
4.519% due 06/25/2024 •		1,074	1,173
4.892% due 05/18/2029 •		2,468	2,968
8.000% due 08/10/2025 •(f)(g)		872	1,018
8.625% due 08/15/2021 •(f)(g)		872	907
Navient Corp.
5.500% due 01/25/2023		181	190
6.500% due 06/15/2022		120	127
6.625% due 07/26/2021		120	123
7.250% due 01/25/2022		240	251
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		61	61
2.550% due 03/08/2021		360	361
2.600% due 09/28/2022		782	803
2.650% due 07/13/2022		61	62
3.650% due 09/21/2021		603	614
Nomura Holdings, Inc. 2.648% due 01/16/2025		1,612	1,722
NTT Finance Corp. 1.900% due 07/21/2021		500	504
OneMain Finance Corp.
6.125% due 05/15/2022		120	127
7.750% due 10/01/2021		422	445
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		1,476	1,643
6.750% due 06/24/2024 •(f)(g)	GBP	900	1,341
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		$1,868	1,876
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	486	789
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		$1,678	1,861
Sunac China Holdings Ltd. 8.350% due 04/19/2023		1,200	1,266
UBS AG
4.750% due 02/12/2026 •(g)	EUR	7,667	9,426
5.125% due 05/15/2024 (g)		$2,348	2,594
UniCredit SpA 6.572% due 01/14/2022		1,812	1,910
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	2,100	2,620
0.625% due 08/14/2030		1,200	1,493
1.741% due 05/04/2030 •		3,600	4,887
3.000% due 02/19/2025		$542	589
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,745	2,341
			118,178
INDUSTRIALS 3.6%
Aker BP ASA 2.875% due 01/15/2026		$450	460
Bacardi Ltd.
2.750% due 07/15/2026		100	106
4.700% due 05/15/2028		300	356
BAT Capital Corp. 3.222% due 08/15/2024		61	66
BAT International Finance PLC
1.668% due 03/25/2026		1,200	1,229
3.950% due 06/15/2025		120	135
Boeing Co. 2.750% due 02/01/2026		700	736
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		1,446	1,684
Caterpillar, Inc. 2.600% due 09/19/2029		1,566	1,731

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,163
4.908% due 07/23/2025		2,348	2,730
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	780
Comcast Corp. 4.150% due 10/15/2028		1,385	1,668
CSN Resources S.A. 7.625% due 02/13/2023		200	208
Dell International LLC
4.900% due 10/01/2026		100	118
5.300% due 10/01/2029		300	368
5.850% due 07/15/2025		100	120
Energy Transfer Operating LP 4.250% due 03/15/2023		240	255
Fairstone Financial, Inc. 7.875% due 07/15/2024		422	449
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,324	1,654
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$2,348	2,591
Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,774
3.500% due 07/26/2026		200	222
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,968
Micron Technology, Inc. 5.327% due 02/06/2029		$843	1,055
MPLX LP 2.650% due 08/15/2030		800	839
Nakilat, Inc. 6.067% due 12/31/2033		904	1,159
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	837
3.522% due 09/17/2025		1,500	1,609
4.345% due 09/17/2027		1,800	1,990
4.810% due 09/17/2030		800	903
Pfizer, Inc. 3.450% due 03/15/2029		1,446	1,690
Sands China Ltd. 5.125% due 08/08/2025		1,746	1,963
Saudi Arabian Oil Co. 3.250% due 11/24/2050		800	811
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		75	76
T-Mobile USA, Inc. 2.050% due 02/15/2028		800	833
			38,336
UTILITIES 0.9%
American Water Capital Corp. 3.450% due 06/01/2029		1,446	1,665
AT&T, Inc. 2.250% due 02/01/2032		400	406
Edison International 5.750% due 06/15/2027		542	649
Pacific Gas & Electric Co. 4.550% due 07/01/2030		800	912
Petrobras Global Finance BV 5.093% due 01/15/2030		174	195
Rio Oil Finance Trust 9.250% due 07/06/2024		146	163
Southern California Edison Co. 3.650% due 03/01/2028		1,145	1,286
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,915
Sprint Communications, Inc.
6.000% due 11/15/2022		120	130
11.500% due 11/15/2021		181	197
Sprint Corp.
7.125% due 06/15/2024		301	352
7.250% due 09/15/2021		662	690
7.875% due 09/15/2023		662	767
			9,327
Total Corporate Bonds & Notes (Cost $155,149)			165,841
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		90	98

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $88)			98
U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
0.375% due 08/25/2025 (l)		24,700	24,701
5.702% due 03/25/2041 •(a)		2,361	441
6.552% due 03/25/2036 •(a)		1,063	192
25.968% due 12/25/2036 •		64	103
Freddie Mac
4.000% due 01/01/2048 - 03/01/2049		3,653	3,905
6.311% due 07/15/2036 •(a)		1,219	240
6.541% due 04/15/2036 •(a)		276	41
Ginnie Mae
1.336% due 04/20/2068 •		1,401	1,418
3.125% due 11/20/2044 •		788	816
Ginnie Mae, TBA 5.000% due 01/01/2051		5,400	5,896
Uniform Mortgage-Backed Security 3.500% due 06/01/2045 - 08/01/2049		26,473	28,036
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051		22,391	23,179
2.500% due 03/01/2051		68,700	72,183
4.500% due 01/01/2051		26,700	28,939
Total U.S. Government Agencies (Cost $187,897)			190,090
U.S. TREASURY OBLIGATIONS 39.4%
U.S. Treasury Bonds
3.000% due 08/15/2048		240	315
3.000% due 02/15/2049		13,401	17,646
4.375% due 05/15/2040		6,022	9,129
4.625% due 02/15/2040		782	1,218
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022		24,246	24,681
0.125% due 04/15/2022		18,761	19,156
0.125% due 07/15/2030		711	798
0.250% due 02/15/2050		1,823	2,176
0.625% due 07/15/2021 (j)		5,931	6,008
0.625% due 02/15/2043		696	869
0.750% due 02/15/2045		1,327	1,713
1.000% due 02/15/2046		2,779	3,794
1.375% due 02/15/2044		10,400	14,991
U.S. Treasury Notes
1.500% due 10/31/2024 (j)		17,591	18,438
1.625% due 02/15/2026 (l)		3,400	3,616
1.750% due 05/15/2023 (j)(l)		2,330	2,419
1.750% due 12/31/2024 (j)(l)		9,900	10,488
2.000% due 07/31/2022 (j)		54,705	56,321
2.125% due 08/15/2021 (l)		181	183
2.250% due 12/31/2023 (j)(l)		2,700	2,869
2.375% due 05/15/2029 (l)		4,800	5,422
2.625% due 12/31/2025		7,439	8,273
2.625% due 02/15/2029		162,400	186,360
2.875% due 05/15/2028 (l)		9,593	11,111
3.000% due 09/30/2025 (j)(l)		15,247	17,158
Total U.S. Treasury Obligations (Cost $384,395)			425,152
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.6%
Adjustable Rate Mortgage Trust
3.179% due 01/25/2036 ^~		1,446	1,277
3.311% due 09/25/2035 ^~		18	17
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		392	376
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	9,436	12,890
Banc of America Funding Trust
0.572% due 04/20/2047 ^•		$56	52
2.809% due 09/20/2034 ~		17	17
BCAP LLC Trust 5.250% due 04/26/2037		78	58
BDS Ltd. 1.459% due 09/15/2035 •		5,100	5,125
Bear Stearns Adjustable Rate Mortgage Trust
2.559% due 01/25/2033 ~		529	536
2.766% due 08/25/2033 ~		43	43
2.838% due 01/25/2035 ~		5	5
2.926% due 04/25/2033 ~		25	25
3.007% due 02/25/2033 ~		4	4
3.022% due 02/25/2034 ~		5	5
3.457% due 07/25/2034 ~		77	74
Bear Stearns ALT-A Trust
0.648% due 01/25/2036 ^•		84	106
3.369% due 05/25/2035 ~		31	31

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

3.544% due 10/25/2033 ~		3	3
Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •		3	3
Countrywide Alternative Loan Trust
0.328% due 05/25/2047 •		175	164
0.472% due 12/20/2035 •		597	560
0.488% due 11/25/2036 •		22	25
0.548% due 08/25/2037 •		150	107
0.788% due 11/25/2035 •		2,791	2,437
1.609% due 12/25/2035 •		4	4
1.609% due 12/25/2035 •		88	83
5.500% due 11/25/2035		58	45
6.250% due 08/25/2036		1,550	1,303
Countrywide Home Loan Mortgage Pass-Through Trust
0.808% due 02/25/2035 •		21	19
2.997% due 09/25/2047 ^~		2	2
3.090% due 08/25/2034 ~		26	26
Credit Suisse First Boston Mortgage Securities Corp. 0.798% due 03/25/2032 ~		8	8
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058		1,781	1,789
Credit Suisse Mortgage Capital Trust
3.089% due 12/26/2059 ~		773	777
3.322% due 10/25/2058 ~		1,612	1,628
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.898% due 10/25/2047 •		2,523	2,321
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •	GBP	250	332
Exantas Capital Corp. 2.653% due 04/17/2037 •		$3,726	3,737
FWD Securitization Trust 2.240% due 01/25/2050 ~		1,724	1,770
GCAT LLC 2.981% due 09/25/2025 þ		2,232	2,259
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~		4	4
6.000% due 03/25/2032		1	1
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •		619	557
0.372% due 07/19/2047 •		3,023	2,852
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	4,278	5,859
IndyMac Mortgage Loan Trust
0.628% due 07/25/2035 •		$2	2
0.788% due 07/25/2045 •		47	42
JPMorgan Mortgage Trust 3.549% due 04/25/2037 ~		64	58
Lehman XS Trust
0.328% due 12/25/2036 •		1,381	1,387
0.398% due 08/25/2037 •		1,173	1,093
Luminent Mortgage Trust 3.636% due 04/25/2036 ~		4,760	4,246
MASTR Adjustable Rate Mortgages Trust
0.358% due 04/25/2046 •		5	4
2.857% due 10/25/2033 ~		602	504
Merrill Lynch Alternative Note Asset Trust 0.348% due 03/25/2037 •		4,718	1,853
Merrill Lynch Mortgage Investors Trust
0.648% due 11/25/2035 •		221	214
2.650% due 05/25/2033 ~		63	64
Merrill Lynch Mortgage-Backed Securities Trust 3.528% due 04/25/2037 ^~		13	13
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,260	2,379
3.500% due 10/25/2059 ~		729	782
PHH Alternative Mortgage Trust 0.308% due 02/25/2037 •		2,364	1,863
Residential Accredit Loans, Inc. Trust 0.318% due 01/25/2037 •		2,408	2,193
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	13,607	18,598
Sequoia Mortgage Trust
0.815% due 03/20/2035 •		$7	7
2.345% due 01/20/2047 ^~		6	5
Structured Adjustable Rate Mortgage Loan Trust 3.188% due 11/25/2035 ^~		1,157	1,083
Structured Asset Mortgage Investments Trust 0.852% due 02/19/2035 •		24	24
Thornburg Mortgage Securities Trust 1.589% due 06/25/2047 ^•		9	8
Towd Point Mortgage Funding
0.956% due 07/20/2045 •	GBP	5,959	8,151
1.255% due 02/20/2054 ~		1,737	2,382
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		2,101	2,885

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
1.419% due 07/25/2047 •	$437	378
1.489% due 10/25/2046 ^•	4,720	4,346
2.023% due 12/25/2046 •	201	191
2.722% due 12/25/2036 ^~	3	3
2.966% due 01/25/2037 ^~	3	3
3.208% due 04/25/2037 ^~	9	8
Washington Mutual Mortgage Pass-Through Certificates Trust
1.359% due 02/25/2047 ^•	2,135	1,905
1.579% due 05/25/2046 ^•	4	4
2.327% due 02/25/2033 ~	2	1
Wells Fargo Alternative Loan Trust
3.327% due 07/25/2037 ^~	55	51
6.250% due 07/25/2037 ^	1,799	1,794
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047	5,785	6,066
Total Non-Agency Mortgage-Backed Securities (Cost $108,280)		113,906
ASSET-BACKED SECURITIES 11.3%
522 Funding CLO Ltd. 1.468% due 10/20/2029 •	1,100	1,099
ACE Securities Corp. Home Equity Loan Trust 1.948% due 10/25/2032 •	18	18
Argent Securities Trust 0.258% due 09/25/2036 •	783	344
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.228% due 01/25/2034 •	1,389	1,389
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	567	569
Carrington Mortgage Loan Trust
0.408% due 02/25/2037 •	4,627	4,375
1.338% due 10/20/2029 •	3,100	3,092
1.448% due 10/17/2029 •	1,700	1,699
1.458% due 10/17/2029 •	3,300	3,298
Citigroup Mortgage Loan Trust
0.298% due 12/25/2036 •	3,730	1,944
0.468% due 09/25/2036 •	4,500	3,924
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 ^•	1,850	1,782
0.288% due 12/25/2046 •	6,352	5,752
0.298% due 06/25/2047 ^•	933	926
0.348% due 02/25/2037 •	586	560
0.398% due 01/25/2046 ^•	5,813	5,471
0.398% due 06/25/2047 •	1,385	1,303
0.548% due 08/25/2036 •	987	978
0.708% due 09/25/2036 •	541	541
0.748% due 06/25/2036 •	662	652
Countrywide Asset-Backed Certificates Trust
0.298% due 03/25/2047 ^•	1,764	1,735
0.338% due 06/25/2047 •	431	429
1.243% due 12/25/2034 •	350	351
1.273% due 12/25/2034 •	1,265	1,268
Crown Point CLO Ltd. 1.158% due 07/17/2028 •	2,464	2,461
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •	1,324	1,318
Fremont Home Loan Trust 0.808% due 01/25/2036 •	686	668
Galaxy CLO Ltd. 1.437% due 10/15/2030 •	1,000	1,000
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024	1,605	1,623
2.580% due 07/17/2023	783	791
3.370% due 01/17/2023	187	188
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •	2,409	2,409
GSAA Home Equity Trust 0.388% due 06/25/2036 •	695	233
GSAMP Trust
0.278% due 12/25/2046 •	2,119	1,360
0.298% due 12/25/2046 •	343	223
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •	65	65
Home Equity Mortgage Loan Asset-Backed Trust 0.358% due 04/25/2037 •	296	236
HSI Asset Securitization Corp. Trust 0.368% due 12/25/2036 •	9,167	3,691
JPMorgan Mortgage Acquisition Trust
0.298% due 07/25/2036 •	706	423
0.448% due 03/25/2037 •	2,588	2,427
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	746	751
3.750% due 04/25/2059 þ	1,847	1,867
Long Beach Mortgage Loan Trust
0.588% due 02/25/2036 •	2,244	2,192

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

1.123% due 04/25/2035 •		1,909	1,914
MASTR Asset-Backed Securities Trust
0.308% due 10/25/2036 •		3,344	2,226
0.628% due 03/25/2036 •		531	433
MidOcean Credit CLO 1.468% due 01/20/2029 •		2,800	2,799
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 01/25/2037 •		2,654	1,615
0.278% due 02/25/2037 •		3,915	3,401
0.288% due 08/25/2036 •		4,550	2,789
1.078% due 07/25/2035 •		2,289	2,263
Morgan Stanley Home Equity Loan Trust 0.318% due 04/25/2037 •		2,815	1,895
Morgan Stanley Mortgage Loan Trust 0.508% due 04/25/2037 •		395	190
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		114	114
Mountain View CLO Ltd. 1.320% due 10/16/2029 •		2,282	2,270
Nassau Ltd. 1.387% due 10/15/2029 •		1,746	1,735
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.478% due 10/25/2036 ^•		1,571	440
NovaStar Mortgage Funding Trust 0.468% due 10/25/2036 •		2,395	1,862
Ownit Mortgage Loan Trust 1.048% due 10/25/2036 ^•		370	368
Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •	EUR	2,500	3,053
1.150% due 01/15/2030 •		1,200	1,469
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.023% due 10/25/2034 •		$1,131	1,137
People's Choice Home Loan Securities Trust 0.868% due 05/25/2035 ^•		74	74
RAAC Trust 0.658% due 08/25/2036 •		373	378
Residential Asset Mortgage Products Trust 0.823% due 11/25/2035 •		2,228	2,176
Securitized Asset-Backed Receivables LLC Trust
0.728% due 11/25/2035 •		1,344	1,341
0.868% due 10/25/2035 •		2,650	2,473
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,468	2,552
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		1,746	1,744
Soundview Home Loan Trust
0.228% due 06/25/2037 •		680	541
0.348% due 06/25/2037 •		1,257	1,032
0.408% due 02/25/2037 •		1,392	544
0.613% due 02/25/2036 •		1,474	1,389
Towd Point Mortgage Trust 1.148% due 05/25/2058 •		774	781
Trestles CLO Ltd. 1.505% due 07/25/2029 •		3,100	3,104
WaMu Asset-Backed Certificates WaMu Trust 0.388% due 05/25/2037 •		5,408	4,813
Total Asset-Backed Securities (Cost $118,231)			122,340
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ		722	295
0.125% due 07/09/2035 þ		1,323	488
0.125% due 07/09/2041 þ		4,395	1,673
1.000% due 07/09/2029		149	66
15.500% due 10/17/2026	ARS	31,468	75
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~		5,432	36
Israel Government International Bond 4.125% due 01/17/2048		$400	517
Saudi Government International Bond
4.000% due 04/17/2025		1,074	1,201
4.500% due 10/26/2046		200	243
5.000% due 04/17/2049		650	854
Total Sovereign Issues (Cost $5,691)			5,448
		SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)		1,000,000	1,250

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Banco Santander S.A.
5.250% due 09/29/2023 •(f)(g)		200,000	256
6.250% due 09/11/2021 •(f)(g)		2,100,000	2,631
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(f)		1,232,000	1,224
Total Preferred Securities (Cost $5,033)			5,361
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (h) 0.0%			463
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.4%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$4,200	4,203
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (c)(d)	JPY	2,230,000	21,602
Total Short-Term Instruments (Cost $26,213)			26,268
Total Investments in Securities (Cost $990,977)			1,054,504
		SHARES
INVESTMENTS IN AFFILIATES 15.4%
SHORT-TERM INSTRUMENTS 15.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%
PIMCO Short-Term Floating NAV Portfolio III		16,814,771	165,810
Total Short-Term Instruments (Cost $165,796)			165,810
Total Investments in Affiliates (Cost $165,796)			165,810
Total Investments 113.1% (Cost $1,156,773)			$1,220,314
Financial Derivative Instruments (i)(k) (0.9)%(Cost or Premiums, net $(1,083))			(9,174)
Other Assets and Liabilities, net (12.2)%			(131,865)
Net Assets 100.0%			$1,079,275

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$463	U.S. Treasury Bills 0.000% due 12/30/2021	$(472)	$463	$463
Total Repurchase Agreements	$(472)	$463	$463
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2051	$5,400	$(5,976)	$(5,977)

Sovereign Issues (1.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	15,600	(16,470)	(16,876)
Total Short Sales (2.1)%	$(22,446)	$(22,853)
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(68,340) at a weighted average interest rate of 0.301%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $61 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	43	$5,425	$6	$2	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2021	187	$(35,051)	$(814)	$0	$(230)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Euro STOXX 50 March Futures	03/2021	208	(9,021)	(110)	43	0
Euro-Bund 10-Year Bond March Futures	03/2021	11	(2,387)	(1)	1	0
FTSE 100 Index March Futures	03/2021	30	(2,634)	25	57	0
Nikkei 225 Yen-denominated March Futures	03/2021	41	(5,462)	(142)	15	(135)
U.S. Treasury 2-Year Note March Futures	03/2021	1,622	(358,424)	(377)	0	(38)
U.S. Treasury 10-Year Note March Futures	03/2021	1,850	(255,445)	(233)	0	(203)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	239	(51,041)	907	0	(179)
United Kingdom Long Gilt March Futures	03/2021	12	(2,224)	(25)	0	(5)
$(770)	$116	$(790)
Total Futures Contracts	$(764)	$118	$(790)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.404%	$300	$(3)	$0	$(3)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,900	$(151)	$(30)	$(181)	$0	$(4)
iTraxx Europe Main 34 5-Year Index	0.000	Quarterly	12/20/2025	EUR	82,200	(83)	83	0	6	(5)
$(234)	$53	$(181)	$6	$(9)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-34 5-Year Index	1.000%	Quarterly	06/20/2025	$600	$5	$5	$10	$0	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	1,300	28	4	32	1	0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	5,200	754	14	768	0	(6)
$787	$23	$810	$1	$(6)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	13,400	$0	$13	$13	$2	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	26,800	0	27	27	4	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	109,200	832	2,587	3,419	53	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	14,100	(229)	3,102	2,873	113	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	3,200	27	310	337	24	0
Pay(7)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	17,900	0	3	3	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	17,900	0	4	4	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	17,900	0	12	12	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	35,700	0	34	34	1	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$50,300	648	(36)	612	5	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	52,300	537	46	583	3	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	148,000	137	6,481	6,618	0	(7)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	123,200	241	(6,041)	(5,800)	0	(52)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	44,000	170	(5,243)	(5,073)	0	(34)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	771,200	(25,874)	(4,608)	(30,482)	0	(420)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	14,100	419	(15)	404	6	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	185,200	3,962	3,831	7,793	132	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	12,700	(201)	(1,432)	(1,633)	0	(16)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	77,400	5,577	(14,488)	(8,911)	0	(103)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		14,300	1,315	(231)	1,084	19	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		305,900	13,600	(3,101)	10,499	424	0
Receive	3-Month USD-LIBOR	1.062	Semi-Annual	02/15/2036		73,700	0	1,197	1,197	0	(159)
Pay	3-Month USD-LIBOR	0.891	Semi-Annual	11/15/2045		42,000	0	(4,517)	(4,517)	142	0
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045		5,800	0	(618)	(618)	20	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,750	(2)	(242)	(244)	4	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		1,750	5	582	587	0	(1)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$75,300	0	863	863	80	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	1,700	0	(13)	(13)	1	0
Pay	UKRPI	3.490	Maturity	09/15/2028		12,800	(2)	964	962	0	(50)
Pay	UKRPI	3.593	Maturity	11/15/2028		3,900	0	373	373	0	(14)
Pay	UKRPI	3.595	Maturity	11/15/2028		32,500	1,376	1,744	3,120	0	(121)
Pay	UKRPI	3.603	Maturity	11/15/2028		3,800	0	370	370	0	(14)
Pay	UKRPI	3.415	Maturity	02/15/2030		6,500	0	191	191	0	(33)
Pay	UKRPI	3.475	Maturity	08/15/2030		1,700	(5)	31	26	0	(10)
Receive	UKRPI	3.397	Maturity	11/15/2030		700	0	2	2	4	0
Receive	UKRPI	3.445	Maturity	11/15/2030		1,200	0	(7)	(7)	7	0
Receive	UKRPI	3.510	Maturity	11/15/2030		600	0	(11)	(11)	3	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,200	0	(53)	(53)	0	(7)
Pay	UKRPI	3.272	Maturity	11/15/2040		900	0	(16)	(16)	0	(5)
Pay	UKRPI	3.273	Maturity	11/15/2040		1,200	0	(21)	(21)	0	(7)
Pay	UKRPI	3.340	Maturity	11/15/2040		1,000	0	15	15	0	(6)
Receive	UKRPI	3.000	Maturity	11/15/2050		500	0	49	49	0	(3)
Receive	UKRPI	3.051	Maturity	11/15/2050		900	0	48	48	0	(5)
Receive	UKRPI	3.143	Maturity	11/15/2050		400	0	(12)	(12)	0	(2)
							$2,533	$(17,826)	$(15,293)	$1,050	$(1,069)
Total Swap Agreements							$3,083	$(17,750)	$(14,667)	$1,057	$(1,084)
(j)

Securities with an aggregate market value of $21,428 and cash of $2,389 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $1 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		AUD	9,402			$6,942	$0		$(307)
		01/2021		JPY	8,162,226			78,484	0		(569)
		01/2021		PLN	3,564			921	0		(33)
		01/2021			$1,487		AUD	1,985	43		0
		01/2021			1,246		CHF	1,099	0		(4)
		01/2021			47		CZK	1,092	4		0
		01/2021			592		ZAR	9,282	38		0
		03/2021		HKD	517,763			$66,791	0		(8)
		03/2021		INR	327,656			4,356	0		(97)
		03/2021			$312		PHP	15,029	0		0
BPS		01/2021		AUD	1,323			$973	0		(47)
		01/2021		CAD	22,713			17,797	0		(47)
		01/2021		GBP	5,114			6,830	0		(163)
		01/2021		PLN	1,209			312	0		(12)
		01/2021		TRY	2,199			296	0		0
		01/2021			$808		CAD	1,030	1		0
		01/2021			1,343		CHF	1,193	5		0
		01/2021			3,160		EUR	2,594	9		0
		01/2021			1,050		GBP	781	18		0
		02/2021		DKK	1,678			$270	0		(6)
		03/2021		PHP	63,110			1,308	0		(1)
		03/2021		TWD	2,250,611			80,376	0		(707)
		03/2021			$2,553		IDR	36,422,371	51		0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	03/2021		2,143	KRW	2,369,324	35	0
	03/2021		9,937	SGD	13,410	211	0
	03/2021		4,030	TWD	111,487	1	(14)
BRC	01/2021	BRL	24,472		$4,611	0	(100)
	01/2021	TRY	14,560		1,845	0	(104)
	01/2021		$4,709	BRL	24,472	2	0
	02/2021		161	CZK	3,559	5	0
	02/2021		838	RUB	62,060	0	(3)
	03/2021	MYR	13,210		$3,252	0	(48)
	03/2021		$1,731	MYR	7,043	28	0
CBK	01/2021	BRL	5,571		$1,064	0	(9)
	01/2021	EUR	2,209		2,665	0	(34)
	01/2021	JPY	795,743		7,639	0	(67)
	01/2021	NZD	712		501	0	(11)
	01/2021	PLN	54		14	0	0
	01/2021	RUB	50,442		656	0	(26)
	01/2021		$1,035	BRL	5,571	38	0
	01/2021		44	CZK	1,017	4	0
	01/2021		1,054	ZAR	16,514	67	0
	02/2021	RUB	132,016		$1,785	8	0
	03/2021	CNH	3,445		524	0	(3)
	03/2021	HKD	52,942		6,830	0	(1)
	03/2021		$4,555	CNH	30,422	101	0
	03/2021		389	MXN	8,776	48	0
	05/2021		247	COP	906,980	17	0
GLM	01/2021	BRL	38,897	EUR	6,193	78	0
	01/2021		29,287		$5,636	0	(3)
	01/2021	EUR	6,071	BRL	38,897	71	0
	01/2021	NZD	7,782		$5,466	0	(134)
	01/2021	RUB	62,793		820	0	(28)
	01/2021		$5,762	BRL	29,287	0	(124)
	01/2021		18,308	CAD	23,338	27	0
	01/2021		138,079	JPY	14,291,326	334	0
	02/2021	BRL	29,287		$5,759	123	0
	02/2021	EUR	6,187	BRL	38,897	0	(77)
	02/2021	ILS	1,232		$373	0	(11)
	02/2021	JPY	14,291,326		138,118	0	(338)
	02/2021	RUB	361,618		4,743	0	(124)
	02/2021		$483	ILS	1,638	27	0
	02/2021		695	RUB	51,141	0	(7)
	03/2021	THB	76,452		$2,512	0	(40)
	03/2021		$5,233	HKD	40,568	1	0
	03/2021		934	KRW	1,016,715	0	0
	03/2021		1,210	MYR	4,935	23	0
HUS	01/2021	BRL	3,920		$604	0	(150)
	01/2021	EUR	1,545		1,876	0	(12)
	01/2021	GBP	93,851		125,517	0	(2,829)
	01/2021	JPY	1,470,056		14,106	0	(132)
	01/2021	PLN	2,995		785	0	(17)
	01/2021		$1,434	AUD	1,893	26	0
	01/2021		754	BRL	3,920	0	0
	01/2021		2,098	EUR	1,722	6	0
	01/2021		5,389	GBP	4,028	119	0
	01/2021		4,885	SEK	41,558	167	0
	01/2021		1,393	ZAR	21,924	95	0
	02/2021	RUB	367,952		$4,930	6	(27)
	03/2021	KRW	658,977		606	0	0
	03/2021	SGD	1,026		762	0	(14)
	03/2021		$4,230	CNY	28,054	56	0
IND	02/2021		31	CZK	686	1	0
JPM	01/2021	AUD	7,107		$5,229	0	(250)
	01/2021	CLP	1,580,301		2,009	0	(215)
	01/2021	TRY	2,547		321	0	(21)
	02/2021		$436	ILS	1,417	5	0
	03/2021		1,998	INR	148,733	23	0
MYI	01/2021	CHF	42,231		$46,630	0	(1,078)
	01/2021	NOK	93,759		10,590	0	(345)
	01/2021	PLN	223		59	0	(1)
	01/2021		$889	CLP	687,855	79	0
	01/2021		9,269	JPY	965,600	83	0
	01/2021		697	NOK	6,165	22	0
	02/2021		960	RUB	71,341	0	0
	03/2021	IDR	5,843,996		$409	0	(9)
RBC	01/2021		$3,506	JPY	366,000	39	0
RYL	03/2021		3,093	TWD	85,673	0	(6)
SCX	01/2021	AUD	4,150		$3,057	0	(142)
	01/2021	CHF	3,754		4,151	0	(90)
	01/2021	EUR	28,193		33,764	0	(678)
	01/2021	SEK	3,955		467	0	(14)
	01/2021		$5,277	GBP	3,936	105	0
	01/2021		240	HUF	73,375	7	0
	02/2021	EUR	28,193		$34,519	54	0
	02/2021	ILS	16,971		4,942	0	(343)
	03/2021	JPY	2,230,000		21,571	0	(47)
	03/2021	MYR	67,600		16,606	0	(279)
	03/2021		$1,216	KRW	1,322,096	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

SOG	03/2021	CNY	3,580		$545		0	(2)
	03/2021		$2,219	HKD	17,200		0	0
SSB	01/2021		1,977	CHF	1,755		6	0
	01/2021		615	PLN	2,252		0	(12)
	01/2021	ZAR	6,387		$420		0	(13)
	03/2021	KRW	43,392,915		38,986		0	(893)
	03/2021	SGD	1,834		1,368		0	(20)
TOR	01/2021	CAD	38,131		29,433		0	(523)
	01/2021	JPY	6,309,301		60,480		0	(627)
	01/2021		$29,930	CAD	38,131		26	0
	01/2021		10,699	JPY	1,114,400		94	0
	02/2021	CAD	38,131		$29,933		0	(27)
	03/2021	KRW	1,789,355		1,615		0	(29)
	03/2021		$1,796	HKD	13,921		0	0
UAG	01/2021	AUD	13,966		$10,268		0	(499)
	01/2021	BRL	4,767		930		12	0
	01/2021		$917	BRL	4,767		0	0
	02/2021	RUB	962,267		$12,696		8	(261)
	02/2021		$49	CZK	1,087		1	0
	03/2021	TWD	60,324		$2,147		0	(26)
	03/2021		$1,342	KRW	1,467,399		7	0
	03/2021		3,076	TWD	85,987		22	0
Total Forward Foreign Currency Contracts							$2,487	$(12,939)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	254,000	$611	$1,087
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	475,900	1,817	10,340
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	264,700	973	5,854
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	171,700	1,374	13,549
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	175,100	1,027	11,630
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	4,600	2	417
Total Purchased Options							$5,804	$42,877
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900%	01/20/2021	2,200	$(4)	$0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	1,100	(2)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	1,500	(2)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450	01/20/2021	3,800	(3)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	5,700	(9)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	800	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	400	(3)	0
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	3,000	(8)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	01/20/2021	1,500	(2)	0
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.425	03/17/2021	2,000	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.775	03/17/2021	1,000	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	03/17/2021	2,000	(2)	(2)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	500	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.475	01/20/2021	1,900	(2)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	01/20/2021	1,200	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.825	01/20/2021	1,900	(3)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	1.050	01/20/2021	1,800	(3)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,300	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	4,200	(3)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	1,500	(1)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	2,100	(3)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	4,200	(4)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	1,500	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	1,200	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,200	(2)	(2)
BRC	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	4,500	(9)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,400	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	1,400	(2)	(2)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	3,100	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	3,100	(5)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	800	(1)	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	1,400	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,300	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,100	(3)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,100	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,100	(3)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,100	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	1,000	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,000	(3)	(2)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	500	(1)	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,500	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	1,600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	1,600	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	2,400	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	1,600	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	2,400	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	1,600	(2)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,500	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	1,700	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	900	(2)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	2,000	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	2,000	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,900	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	2,000	(3)	(1)
$(136)	$(62)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	12,393	$(276)	$(228)
Call - OTC USD versus MXN	23.100	12/16/2021	12,393	(226)	(288)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	10,867	(110)	(101)
Call - OTC USD versus CNH	7.000	12/16/2021	10,867	(111)	(115)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	9,341	(185)	(155)
Call - OTC USD versus MXN	23.000	12/09/2021	9,341	(185)	(219)
$(1,093)	$(1,106)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	32,900	$(391)	$(724)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	67,600	(861)	(1,276)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	90,700	(1,374)	(12,055)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	92,400	(1,027)	(10,220)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	154,500	(1,844)	(8,072)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	84,700	(947)	(4,138)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	9,200	0	(162)
$(6,444)	$(36,647)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	800	$(3)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	1,100	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,400	(4)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	900	(3)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,100	(5)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	800	(3)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,100	(2)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	900	(2)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	900	(2)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	900	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,000	(6)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	1,100	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,100	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	1,000	(3)	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				102.141	03/04/2021		1,100	(3)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051				104.141	03/04/2021		1,100	(1)		(2)
									$(49)		$(33)
Total Written Options									$(7,722)		$(37,848)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$3,770	$(804)	$628	$0	$(176)
BRC	ABX.HE.AAA.6-2 Index			0.110	Monthly	05/25/2046	6,628	(1,444)	1,136	0	(308)
								$(2,248)	$1,764	$0	$(484)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	NDDUWXUS Index	18,599	0.043% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	$126,139	$0	$(2,421)	$0	$(2,421)
	Receive	RALVEIET Index	653,681	1.114% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/22/2021	77,906	0	(75)	0	(75)
	Pay	NDDUWXUS Index	2,781	0.044% (1-Month USD-LIBOR less a specified spread)	Monthly	05/26/2021	19,223	0	1	1	0
	Pay	NDUEEGF Index	10,740	0.104% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	6,703	0	1	1	0
	Receive	RALVEIET Index	738,206	1.023% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	85,684	0	2,252	2,252	0
CBK	Receive	RALVEIUT Index	855,198	0.404% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	157,955	0	(59)	0	(59)
	Pay	NDDUWXUS Index	3,371	0.053% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	22,862	0	(438)	0	(438)
	Pay	S&P 500 Total Return Index	4,776	0.333% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	36,433	0	(620)	0	(620)
	Pay	S&P 500 Total Return Index	11,188	0.343% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	85,345	0	(1,452)	0	(1,452)
FAR	Receive	RALVEIUT Index	1,439,669	0.463% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	265,576	0	270	270	0
	Receive	RALVEIUT Index	236,640	0.343% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	43,653	0	47	47	0
FBF	Receive	RALVEIIT Index	202,786	0.603% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	29,795	0	474	474	0
	Receive	RALVEIET Index	683,613	0.944% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	81,473	0	(67)	0	(67)
	Pay	NDUEEGF Index	5,719	0.103% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	3,450	0	(119)	0	(119)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

	Receive	RALVEIET Index	283,816	1.033% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	32,943	0	866	866	0
GST	Pay	S&P 500 Total Return Index	20,153	0.453% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	153,733	0	(2,607)	0	(2,607)
	Pay	NDUEEGF Index	13,865	0.143% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	8,365	0	(288)	0	(288)
HUS	Pay	NDDUWXUS Index	2,607	0.119% (1-Month USD-LIBOR less a specified spread)	Monthly	05/26/2021	18,021	0	2	2	0
JPM	Receive	RALVEIET Index	389,430	1.113% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	45,201	0	1,186	1,186	0
	Receive	RALVEIUT Index	1,002,793	0.373% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	184,985	0	196	196	0
MEI	Pay	NDDUWXUS Index	2,916	0.013% (1-Month USD-LIBOR less a specified spread)	Monthly	01/13/2021	19,776	0	(380)	0	(380)
	Receive	RALVEIIT Index	1,422,603	0.683% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	209,023	0	3,315	3,315	0
	Pay	NDUEEGF Index	3,690	0.034% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	2,303	0	0	0	0
	Receive	RALVEIIT Index	255,237	0.563% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	37,502	0	597	597	0
	Receive	RALVEIET Index	1,043,883	0.674% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	155,862	0	(94)	0	(94)
	Pay	NDDUWXUS Index	13,181	0.013% (1-Month USD-LIBOR less a specified spread)	Monthly	08/11/2021	89,394	0	(1,717)	0	(1,717)
	Pay	NDUEEGF Index	37,638	0.163% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	22,707	0	(782)	0	(782)
	Receive	RALVEIET Index	1,158,971	0.703% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	170,288	0	2,698	2,698	0
	Receive	RALVEIIT Index	304,229	0.673% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	44,700	0	709	709	0
SOG	Pay	S&P 500 Total Return Index	2,768	0.334% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	21,478	0	6	6	0
	Pay	S&P 500 Total Return Index	3,183	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	24,698	0	9	9	0
UAG	Pay	NDUEEGF Index	162,769	0.458% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	98,198	0	(3,369)	0	(3,369)
	Pay	NDDUWXUS Index	3,802	0.054% (1-Month USD-LIBOR less a specified spread)	Monthly	05/26/2021	26,281	0	1	1	0
	Pay	NDUEEGF Index	34,251	0.203% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/11/2021	20,663	0	(711)	0	(711)
								$0	$(2,569)	$12,630	$(15,199)
Total Swap Agreements								$(2,248)	$(805)	$12,630	$(15,683)
(l)

Securities with an aggregate market value of $23,393 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2020 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$118,178	$0	$118,178
Industrials	0	38,336	0	38,336
Utilities	0	9,327	0	9,327
Municipal Bonds & Notes
Illinois	0	98	0	98
U.S. Government Agencies	0	190,090	0	190,090
U.S. Treasury Obligations	0	425,152	0	425,152
Non-Agency Mortgage-Backed Securities	0	113,906	0	113,906
Asset-Backed Securities	0	122,340	0	122,340
Sovereign Issues	0	5,448	0	5,448
Preferred Securities
Banking & Finance	0	5,361	0	5,361
Short-Term Instruments
Repurchase Agreements	0	463	0	463
Short-Term Notes	0	4,203	0	4,203
Japan Treasury Bills	0	21,602	0	21,602
	$0	$1,054,504	$0	$1,054,504
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$165,810	$0	$0	$165,810
Total Investments	$165,810	$1,054,504	$0	$1,220,314
Short Sales, at Value - Liabilities
Sovereign Issues	0	(16,876)	0	(16,876)
U.S. Government Agencies	0	(5,977)	0	(5,977)
	$0	$(22,853)	$0	$(22,853)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	118	1,057	0	1,175
Over the counter	0	57,994	0	57,994
	$118	$59,051	$0	$59,169
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(790)	(1,084)	0	(1,874)
Over the counter	0	(66,468)	(2)	(66,470)
	$(790)	$(67,552)	$(2)	$(68,344)
Total Financial Derivative Instruments	$(672)	$(8,501)	$(2)	$(9,175)
Totals	$165,138	$1,023,150	$(2)	$1,188,286

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Real Return Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.4% ¤
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 3.9%
Ally Financial, Inc. 4.250% due 04/15/2021		$300	$303
Aviation Capital Group LLC
2.875% due 01/20/2022		200	203
4.375% due 01/30/2024		100	106
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		115	122
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(g)	EUR	1,400	1,793
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)		5,600	7,042
Corp. Andina de Fomento 3.950% due 10/15/2021 (e)	MXN	137,485	6,994
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$11,550	12,203
Deutsche Bank AG 4.250% due 10/14/2021		49,600	50,872
Dexia Credit Local S.A. 2.375% due 09/20/2022		1,200	1,242
Erste Group Bank AG 8.875% due 10/15/2021 •(f)(g)	EUR	200	260
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$9,800	10,014
ING Bank NV 2.625% due 12/05/2022		14,800	15,457
Intesa Sanpaolo SpA 6.500% due 02/24/2021		1,900	1,915
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	393,240	65,530
2.500% due 10/01/2047		14	2
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(f)(g)	EUR	700	922
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	206
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		10,700	10,898
4.519% due 06/25/2024 •		6,900	7,538
8.625% due 08/15/2021 •(f)(g)		2,830	2,944
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	102
3.150% due 03/15/2021		200	201
3.875% due 09/21/2023		100	107
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	277,446	46,246
2.500% due 10/01/2047		6	1
NTT Finance Corp. 1.900% due 07/21/2021		$200	201
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	833,986	138,874
2.500% due 10/01/2047		38	7
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		$100	100
5.250% due 08/15/2022		41	43
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	16	3
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		$200	205
UniCredit SpA 7.830% due 12/04/2023		37,100	44,049
			426,705
INDUSTRIALS 0.1%
AbbVie, Inc.
2.300% due 05/14/2021		200	201
2.900% due 11/06/2022		200	209
5.000% due 12/15/2021		2,600	2,685
Campbell Soup Co. 3.300% due 03/15/2021		200	201

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		200	202
2.241% due 02/16/2021		200	200
Community Health Systems, Inc. 6.625% due 02/15/2025		100	105
CVS Health Corp. 3.350% due 03/09/2021		213	214
Discovery Communications LLC 2.950% due 03/20/2023		105	111
Heathrow Funding Ltd. 4.875% due 07/15/2023		250	255
IHS Markit Ltd. 5.000% due 11/01/2022		100	107
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	417
JT International Financial Services BV 3.500% due 09/28/2023		400	432
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	207
Microchip Technology, Inc. 3.922% due 06/01/2021		200	203
NXP BV 3.875% due 09/01/2022		200	211
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	107
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		56	57
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	213
Toyota Industries Corp. 3.110% due 03/12/2022		200	206
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,554	1,432
VMware, Inc. 3.900% due 08/21/2027		1,900	2,144
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		200	206
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	67,360	462
			10,787
SPECIALTY FINANCE 0.0%
Lloyds Banking Group PLC 3.870% due 09/02/2021 (h)		$5,000	5,069
UTILITIES 0.1%
American Transmission Systems, Inc. 5.250% due 01/15/2022		100	104
Duke Energy Corp. 2.400% due 08/15/2022		200	206
Eversource Energy 2.900% due 10/01/2024		300	324
Oncor Electric Delivery Co. LLC 7.000% due 09/01/2022		200	222
Petrobras Global Finance BV 5.093% due 01/15/2030		1,229	1,375
Progress Energy, Inc. 3.150% due 04/01/2022		100	103
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		3,900	3,903
Tampa Electric Co. 2.600% due 09/15/2022		200	206
			6,443
Total Corporate Bonds & Notes (Cost $417,146)			449,004
U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
0.191% due 07/25/2037 •		221	217
0.210% due 12/25/2036 •		60	60
0.255% due 03/25/2036 •		68	68
0.498% due 07/25/2037 •		38	38
0.498% due 05/25/2042 •		89	90
0.588% due 05/25/2036 •		31	31
0.593% due 02/25/2037 •		235	237
1.467% due 04/01/2032 •		15	15
1.636% due 04/01/2027 •		10	10
1.944% due 06/01/2043 - 10/01/2044 •		478	483
2.465% due 11/01/2033 •		17	17
2.518% due 10/01/2033 •		3	3
2.525% due 09/01/2034 •		1	1
2.605% due 05/01/2036 •		9	9
2.742% due 05/25/2035 ~		9	9

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.900% due 02/01/2032 •	4	4
2.906% due 05/01/2035 •	63	64
3.093% due 02/01/2034 •	12	12
3.281% due 04/01/2033 •	122	128
3.985% due 04/01/2035 •	48	48
4.079% due 12/01/2036 •	18	19
5.024% due 09/01/2034 •	8	9
6.500% due 06/25/2028	19	21
Freddie Mac
0.278% due 08/25/2031 •	125	119
0.288% due 09/25/2031 •	294	292
0.429% due 01/15/2037 •	4	4
1.944% due 02/25/2045 •	471	475
2.009% due 07/25/2044 •	95	96
2.139% due 09/01/2036 •	30	31
2.229% due 10/01/2036 •	27	28
2.270% due 07/01/2036 •	55	57
2.555% due 01/01/2034 •	121	121
2.981% due 06/01/2033 •	93	95
3.399% due 01/01/2034 •	186	186
4.000% due 09/01/2049	521	555
6.500% due 01/25/2028	7	8
7.000% due 10/15/2030	21	25
Ginnie Mae
0.599% due 08/20/2068 •	15,130	15,012
0.966% due 01/20/2060 •	13,466	13,581
2.250% due 07/20/2035 •	9	9
3.125% due 12/20/2035 •	257	269
Ginnie Mae, TBA 2.500% due 02/01/2051 - 03/01/2051	173,700	183,382
Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 07/01/2049	80,438	86,096
4.000% due 03/01/2048	3,253	3,472
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2051 - 03/01/2051	335,000	346,822
2.500% due 02/01/2051 - 03/01/2051	132,800	139,626
3.000% due 01/01/2051 - 02/01/2051	207,150	217,150
3.500% due 01/01/2051 - 02/01/2051	59,180	62,639
4.000% due 01/01/2051	244,900	261,545
4.000% due 02/01/2051	245,000	262,016
Total U.S. Government Agencies (Cost $1,589,365)		1,595,304
U.S. TREASURY OBLIGATIONS 94.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (j)	13,790	13,711
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	306,606	307,664
0.125% due 01/15/2022 (l)(n)	17,346	17,657
0.125% due 04/15/2022	431,711	440,796
0.125% due 07/15/2022	136,644	140,881
0.125% due 01/15/2023	218,628	227,134
0.125% due 07/15/2024	93,209	99,820
0.125% due 10/15/2024	252,649	270,950
0.125% due 04/15/2025 (l)(n)	26,915	28,962
0.125% due 07/15/2026	222,265	244,505
0.125% due 01/15/2030	433,250	483,556
0.250% due 01/15/2025 (l)(n)	32,980	35,595
0.250% due 07/15/2029 (j)(n)	471,024	533,449
0.250% due 02/15/2050 (n)	73,173	87,335
0.375% due 07/15/2023	165,178	175,001
0.375% due 07/15/2025 (l)	54,899	60,312
0.375% due 01/15/2027	170,680	190,525
0.375% due 07/15/2027	231,022	260,003
0.500% due 04/15/2024	362,441	388,574
0.500% due 01/15/2028 (j)	434,979	493,399
0.625% due 07/15/2021	165,923	168,085
0.625% due 04/15/2023 (n)	275,535	290,159
0.625% due 01/15/2024 (n)	274,879	295,062
0.625% due 01/15/2026 (j)	422,391	471,608
0.625% due 02/15/2043	59,028	73,654
0.750% due 07/15/2028	243,268	283,039
0.750% due 02/15/2042 (j)	200,553	255,511
0.750% due 02/15/2045	93,754	121,035
0.875% due 01/15/2029	125,798	147,901
0.875% due 02/15/2047	146,599	197,324
1.000% due 02/15/2046	163,182	222,788
1.000% due 02/15/2048	53,321	74,317
1.375% due 02/15/2044 (j)(n)	457,546	659,526
1.750% due 01/15/2028	276,859	339,715
2.000% due 01/15/2026	134,750	160,259
2.125% due 02/15/2040	111,650	173,066
2.125% due 02/15/2041	105,550	165,669
2.375% due 01/15/2025	208,412	243,586
2.375% due 01/15/2027 (n)	2,229	2,772
2.500% due 01/15/2029	175,092	230,095

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.375% due 04/15/2032 (n)	11,442	17,440
3.625% due 04/15/2028 (j)	549,226	755,382
3.875% due 04/15/2029	274,163	395,191
U.S. Treasury Notes
1.750% due 12/31/2024 (j)(n)	38,020	40,278
Total U.S. Treasury Obligations (Cost $9,240,343)		10,283,291
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Adjustable Rate Mortgage Trust
3.290% due 10/25/2035 ^~	308	296
3.485% due 08/25/2035 ~	195	192
Alliance Bancorp Trust 0.388% due 07/25/2037 •	4,916	4,455
American Home Mortgage Assets Trust
0.358% due 10/25/2046 •	5,838	3,915
0.528% due 05/25/2046 ^•	376	327
American Home Mortgage Investment Trust 1.757% due 09/25/2045 •	158	158
AREIT Trust 2.779% due 04/15/2037 •	15,500	15,707
Banc of America Funding Trust
3.263% due 01/20/2047 ~	4,098	3,957
3.500% due 01/20/2047 ^~	151	144
5.753% due 10/25/2036 ^þ	149	147
5.837% due 01/25/2037 ^þ	129	130
5.888% due 04/25/2037 ^þ	103	105
Banc of America Mortgage Trust
2.623% due 11/25/2035 ^~	427	422
2.958% due 12/25/2034 ~	138	150
3.094% due 07/25/2035 ^~	265	260
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •	17,232	17,223
BCAP LLC Trust
0.318% due 01/25/2037 ^•	1,112	1,120
3.264% due 04/26/2036 ~	2,301	2,035
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	146	150
2.781% due 11/25/2030 ~	52	51
2.801% due 01/25/2034 ~	399	409
3.022% due 02/25/2034 ~	321	320
3.132% due 11/25/2034 ~	51	50
3.199% due 02/25/2036 ^~	150	147
3.202% due 10/25/2035 ~	362	366
3.447% due 07/25/2036 ^~	786	762
3.800% due 05/25/2047 ^~	708	692
Bear Stearns ALT-A Trust
3.084% due 08/25/2036 ^~	301	224
3.133% due 08/25/2036 ^	469	399
3.152% due 09/25/2035 ^~	52	41
3.254% due 09/25/2047 ^~	3,595	2,454
3.270% due 11/25/2036 ~	782	601
3.369% due 05/25/2035 ~	32	32
Chase Mortgage Finance Trust
2.857% due 12/25/2035 ^~	343	335
3.195% due 02/25/2037 ~	29	29
3.562% due 02/25/2037 ~	44	45
ChaseFlex Trust 0.648% due 06/25/2035 •	231	66
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.328% due 07/25/2036 •	201	190
CIM Trust 1.148% due 02/25/2049 •	989	992
Citigroup Commercial Mortgage Trust 2.109% due 02/15/2039 •	4,590	4,630
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033	247	252
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	98	99
2.895% due 07/25/2046 ^~	581	567
3.228% due 09/25/2059 þ	5,102	5,149
3.258% due 04/25/2066 ~	2,162	2,212
3.361% due 09/25/2037 ^~	219	213
4.005% due 03/25/2034 ~	69	71
Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •	122	121
Countrywide Alternative Loan Trust
0.318% due 01/25/2037 ^•	26	32
0.332% due 02/20/2047 ^•	64	50
0.347% due 12/20/2046 ^•	3,728	3,164
0.362% due 07/20/2046 ^•	3,576	2,823
0.368% due 06/25/2046 •	132	173
0.572% due 03/20/2046 •	153	129
0.784% due 11/20/2035 •	408	376
0.848% due 10/25/2035 ^•	103	73
1.609% due 12/25/2035 •	659	610

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.674% due 02/25/2037 ^~		2,049	2,004
5.000% due 07/25/2035		136	110
5.500% due 11/25/2035 ^		30	29
5.750% due 05/25/2036		1,130	712
6.000% due 01/25/2037 ^		3,918	3,151
6.000% due 02/25/2037 ^		72	46
6.000% due 04/25/2037		1,653	1,672
6.500% due 08/25/2032		107	110
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •		310	283
0.788% due 03/25/2035 •		7	7
2.658% due 11/20/2034 ~		27	27
2.749% due 11/25/2034 ~		7	7
2.780% due 02/20/2036 ^~		65	57
2.918% due 04/20/2035 ~		24	25
2.939% due 10/20/2035 ~		15,662	15,713
3.081% due 02/25/2047 ^~		170	158
3.105% due 11/25/2037 ~		1,535	1,494
3.171% due 01/20/2035 ~		70	73
3.220% due 03/25/2037 ^~		165	153
3.266% due 04/20/2036 ^~		58	54
3.704% due 04/25/2035 ^~		123	102
5.500% due 11/25/2035 ^		107	89
5.500% due 04/25/2038		305	320
6.000% due 04/25/2036		1,694	1,289
6.000% due 03/25/2037 ^		5,021	4,015
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.785% due 07/25/2033 ~		6	6
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058		4,086	4,104
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		405	190
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		2,410	2,434
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.253% due 10/25/2035 ~		49	43
First Horizon Alternative Mortgage Securities Trust
2.226% due 06/25/2034 ~		286	286
2.445% due 09/25/2034 ~		81	79
6.000% due 02/25/2037 ^		825	550
6.250% due 08/25/2037 ^		191	130
First Horizon Mortgage Pass-Through Trust 3.197% due 08/25/2035 ~		371	317
Great Hall Mortgages PLC
0.167% due 03/18/2039 •	GBP	421	569
0.187% due 06/18/2038 •		340	458
GreenPoint Mortgage Funding Trust 0.588% due 06/25/2045 •		$548	496
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	150	177
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~		$29	29
3.061% due 11/25/2035 ^~		582	550
3.328% due 07/25/2035 ~		158	161
3.796% due 04/25/2035 ~		56	56
3.835% due 11/25/2035 ~		230	231
HarborView Mortgage Loan Trust
0.342% due 09/19/2037 •		218	207
0.532% due 07/21/2036 •		88	96
0.592% due 05/19/2035 •		5	5
0.630% due 03/19/2036 ^•		537	511
0.652% due 01/19/2036 •		1,344	970
0.772% due 11/19/2035 •		766	701
0.832% due 06/20/2035 •		204	196
2.551% due 04/19/2034 ~		65	62
2.674% due 01/19/2035 ~		249	254
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	33,188	45,458
HomeBanc Mortgage Trust 3.310% due 04/25/2037 ^~		$783	735
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		1,511	1,530
Impac CMB Trust 1.048% due 10/25/2033 •		10	10
IndyMac Mortgage Loan Trust
0.268% due 07/25/2036 •		822	762
0.448% due 06/25/2037 ^•		323	178
0.548% due 06/25/2046 •		1,437	1,273
0.708% due 07/25/2035 •		313	261
0.748% due 11/25/2035 ^•		157	112
2.675% due 01/25/2036 ^~		75	68
2.900% due 12/25/2034 ~		55	56
3.011% due 10/25/2035 ~		118	104
3.013% due 10/25/2034 ~		316	321
3.111% due 08/25/2036 ~		414	390
3.112% due 11/25/2035 ^~		235	217

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.149% due 08/25/2035 ~		146	133
3.149% due 08/25/2035 ^~		116	105
3.250% due 11/25/2035 ^~		5	5
3.295% due 06/25/2036 ~		186	193
JPMorgan Alternative Loan Trust
0.608% due 03/25/2036 •		2,890	2,719
0.608% due 12/25/2036 •		3,201	3,066
6.000% due 12/27/2036		143	111
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		6,100	5,980
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		203	208
2.608% due 10/25/2035 ^~		89	77
2.876% due 06/25/2036 ^~		23	20
2.964% due 11/25/2035 ^~		175	161
3.011% due 08/25/2035 ~		185	186
3.233% due 08/25/2035 ~		189	194
3.260% due 07/25/2035 ~		43	44
3.267% due 04/25/2035 ~		22	23
3.468% due 07/25/2035 ~		76	75
3.524% due 06/25/2035 ~		21	22
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		5,283	5,315
Lehman XS Trust
0.328% due 12/25/2036 •		1,544	1,550
0.398% due 08/25/2037 •		4,460	4,155
1.298% due 12/25/2037 •		16,870	16,971
Luminent Mortgage Trust 0.508% due 12/25/2036 ^•		428	404
MASTR Adjustable Rate Mortgages Trust
0.358% due 04/25/2046 •		1,215	1,104
2.421% due 12/25/2033 ~		18	19
2.437% due 12/25/2033 ~		697	680
3.176% due 11/21/2034 ~		191	196
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•		923	51
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.859% due 11/15/2031 •		54	54
0.899% due 09/15/2030 •		33	33
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.599% due 12/15/2030 •		98	95
0.639% due 06/15/2030 •		52	51
1.019% due 08/15/2032 •		115	109
2.610% due 10/20/2029 •		43	43
Merrill Lynch Mortgage Investors Trust
0.648% due 11/25/2035 •		309	300
0.772% due 03/25/2030 •		25	24
0.972% due 11/25/2029 •		10	10
2.225% due 02/25/2033 ~		534	517
2.529% due 12/25/2034 ~		256	258
2.541% due 05/25/2036 ~		43	40
2.940% due 06/25/2037 ~		170	171
2.994% due 12/25/2035 ~		82	71
2.996% due 02/25/2034 ~		732	740
3.257% due 09/25/2035 ^~		98	90
3.640% due 02/25/2035 ~		213	221
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ		230	140
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		32,919	34,658
4.500% due 05/25/2058 ~		4,452	4,834
New York Mortgage Trust 3.466% due 05/25/2036 ^~		126	115
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.323% due 02/25/2036 ^~		79	69
5.820% due 03/25/2047 þ		286	299
6.138% due 03/25/2047 þ		265	277
Residential Accredit Loans, Inc. Trust
0.448% due 08/25/2035 •		65	55
0.508% due 06/25/2046 •		2,757	983
0.708% due 12/25/2045 •		909	722
1.641% due 10/25/2037 ~		4,698	4,411
1.969% due 09/25/2045 •		142	136
4.420% due 09/25/2035 ^~		59	48
Residential Asset Securitization Trust
0.548% due 05/25/2035 •		5,612	4,111
0.548% due 01/25/2046 ^•		64	17
5.500% due 06/25/2033		88	90
6.250% due 10/25/2036 ^		653	653
6.500% due 06/25/2037		1,797	754
Residential Mortgage Securities PLC 1.304% due 06/20/2070 •	GBP	14,089	19,385
Sequoia Mortgage Trust
0.552% due 07/20/2036 •		$726	705
0.758% due 05/20/2034 •		254	253
0.852% due 10/19/2026 •		20	19

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.912% due 10/20/2027 •		20	19
0.952% due 10/20/2027 •		39	39
1.052% due 12/20/2032 •		32	32
Structured Adjustable Rate Mortgage Loan Trust
0.468% due 10/25/2035 •		475	461
1.757% due 10/25/2037 ^•		219	209
2.009% due 01/25/2035 ^•		15	14
2.724% due 04/25/2034 ~		4	4
2.825% due 11/25/2035 ^~		79	73
3.076% due 05/25/2036 ^~		119	112
3.080% due 02/25/2034 ~		168	166
3.123% due 09/25/2034 ~		1	1
3.136% due 09/25/2035 ~		321	312
3.195% due 08/25/2035 ~		87	83
3.281% due 09/25/2036 ^~		534	462
Structured Asset Mortgage Investments Trust
0.408% due 03/25/2037 •		82	35
0.568% due 04/25/2036 •		387	359
0.568% due 05/25/2036 •		2,530	2,172
0.608% due 02/25/2036 •		292	272
0.652% due 07/19/2035 •		483	475
0.768% due 12/25/2035 ^•		170	162
0.812% due 09/19/2032 •		88	87
0.812% due 10/19/2034 •		47	47
0.852% due 03/19/2034 •		115	115
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.646% due 01/25/2034 ~		16	15
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ		1,230	61
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	28,716	39,426
Tower Bridge Funding PLC 0.934% due 03/20/2056 •		590	808
Trinity Square PLC 1.196% due 07/15/2051 •		11,256	15,409
WaMu Mortgage Pass-Through Certificates Trust
0.698% due 07/25/2044 •		$943	941
0.728% due 07/25/2045 •		18	17
0.828% due 01/25/2045 •		626	623
0.948% due 10/25/2044 •		192	192
1.309% due 03/25/2047 ^•		3,619	3,390
1.379% due 05/25/2047 •		537	489
1.564% due 12/25/2046 ^•		1,782	1,621
1.589% due 06/25/2046 •		67	65
1.609% due 02/25/2046 •		464	459
1.753% due 02/27/2034 •		502	505
1.809% due 11/25/2042 •		27	26
2.009% due 06/25/2042 •		59	57
2.722% due 12/25/2036 ^~		682	678
2.748% due 12/25/2035 ~		25	25
2.966% due 01/25/2037 ^~		1,000	912
3.053% due 09/25/2035 ~		179	182
3.117% due 12/25/2035 ~		309	308
3.208% due 04/25/2037 ^~		661	608
3.302% due 08/25/2036 ^~		114	107
3.348% due 05/25/2037 ^~		1,269	1,108
3.508% due 02/25/2037 ^~		1,449	1,317
3.596% due 03/25/2035 ~		55	57
3.675% due 02/25/2037 ^~		301	291
3.746% due 06/25/2033 ~		208	208
3.768% due 03/25/2034 ~		45	47
Washington Mutual Mortgage Pass-Through Certificates Trust
1.579% due 05/25/2046 ^•		1,179	999
6.000% due 06/25/2037		6,380	5,998
6.500% due 08/25/2035		222	210
Wells Fargo Mortgage-Backed Securities Trust
2.909% due 12/28/2037 ~		2,716	2,571
2.911% due 10/25/2036 ~		20	18
4.018% due 04/25/2036 ~		713	685
Total Non-Agency Mortgage-Backed Securities (Cost $369,272)			382,357
ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp. Home Equity Loan Trust
0.838% due 05/25/2035 •		2,478	2,479
1.948% due 10/25/2032 •		24	25
1.948% due 06/25/2034 •		105	104
Aegis Asset-Backed Securities Trust 0.793% due 12/25/2035 •		2,350	2,246
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	4,900	6,022
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.078% due 05/25/2035 •		$1,800	1,789
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		25,500	25,501

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		1,792	1,654
Argent Securities Trust
0.298% due 07/25/2036 •		3,786	3,356
0.468% due 05/25/2036 •		1,261	483
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.868% due 10/25/2035 •		134	134
1.198% due 12/25/2033 •		4,200	4,141
Asset-Backed Funding Certificates Trust 0.848% due 06/25/2034 •		2,890	2,829
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	2,641	3,229
Babson Euro CLO BV 0.309% due 10/25/2029 •		1,543	1,871
Barings Euro CLO BV
0.680% due 07/27/2030 •		3,606	4,400
1.050% due 07/27/2030		569	696
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$1,995	2,005
Bear Stearns Asset-Backed Securities Trust
0.258% due 04/25/2031 •		75	153
0.408% due 10/25/2036 •		100	99
BlueMountain Fuji Eur CLO DAC 0.910% due 01/15/2033 •	EUR	900	1,098
California Street CLO Ltd. 1.267% due 10/15/2025 •		$5,698	5,700
Carrington Mortgage Loan Trust
0.548% due 01/25/2036 •		2,000	1,929
1.448% due 10/17/2029 •		11,800	11,794
CIFC Funding Ltd. 1.075% due 10/25/2027 •		9,185	9,152
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		12,029	12,003
Citigroup Mortgage Loan Trust
0.378% due 12/25/2036 •		3,467	2,996
0.598% due 03/25/2037 •		2,109	2,051
Citigroup Mortgage Loan Trust, Inc. 0.643% due 10/25/2036 •		17,188	16,578
Countrywide Asset-Backed Certificates
0.288% due 08/25/2037 ^•		215	198
0.338% due 11/25/2037 •		6,451	6,101
0.398% due 03/25/2037 •		10,300	9,669
5.805% due 04/25/2036 ^~		686	673
Countrywide Asset-Backed Certificates Trust
0.338% due 06/25/2047 •		373	370
0.888% due 08/25/2047 •		951	933
Countrywide Asset-Backed Certificates Trust, Inc. 0.928% due 11/25/2034 •		415	400
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		11,564	11,549
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		186	66
Dorchester Park CLO DAC 1.118% due 04/20/2028 •		3,767	3,761
Dryden 36 Senior Loan Fund 1.174% due 04/15/2029 •		15,000	14,981
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	2,199	2,690
Euro-Galaxy CLO BV 0.820% due 11/10/2030 •		1,950	2,383
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$9,806	9,764
First Franklin Mortgage Loan Trust 0.853% due 11/25/2036 •		14,950	13,961
Flagship CLO Ltd. 1.080% due 01/16/2026 •		2,074	2,067
Fremont Home Loan Trust 0.283% due 10/25/2036 •		2,816	2,571
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		1,691	1,290
GSAMP Trust
0.288% due 12/25/2036 •		2,066	1,302
0.518% due 03/25/2047 •		3,000	2,473
1.123% due 03/25/2035 ^•		3,438	3,206
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		2,091	2,083
Home Equity Asset Trust
0.558% due 04/25/2036 •		2,398	2,377
0.598% due 02/25/2036 •		13,300	12,813
0.943% due 07/25/2034 •		862	854
HSI Asset Securitization Corp. Trust 0.418% due 02/25/2036 •		2,300	2,244
ICG U.S. CLO Ltd. 1.596% due 10/22/2031 •		18,000	18,028
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		4,514	1,789

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •		10,015	9,972
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		583	571
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,194	3,214
3.750% due 04/25/2059 þ		5,493	5,553
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		4,483	3,739
Lehman XS Trust
0.468% due 05/25/2036 •		3,859	4,083
0.948% due 10/25/2035 •		178	178
4.480% due 06/25/2036 þ		5,363	5,521
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		14,100	14,035
Long Beach Mortgage Loan Trust 0.883% due 08/25/2035 •		33	33
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		7,874	7,849
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	4,100	5,046
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		4,150	5,053
Marlette Funding Trust 2.690% due 09/17/2029		$1,069	1,078
Merrill Lynch Mortgage Investors Trust
0.268% due 02/25/2037 •		120	49
0.308% due 09/25/2037 •		124	72
MidOcean Credit CLO 1.037% due 04/15/2027 •		1,511	1,508
Monarch Grove CLO 1.095% due 01/25/2028 •		6,603	6,556
Morgan Stanley ABS Capital, Inc. Trust
0.378% due 10/25/2036 •		140	93
0.488% due 03/25/2037 •		519	278
Morgan Stanley Dean Witter Capital, Inc. Trust 1.498% due 02/25/2033 •		472	472
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		131	86
6.000% due 02/25/2037 ^~		128	101
Mountain View CLO Ltd. 1.037% due 10/15/2026 •		2,425	2,423
Nassau Ltd. 2.383% due 07/20/2029 •		6,800	6,827
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		4,830	4,812
New Century Home Equity Loan Trust 0.913% due 02/25/2035 •		1,021	1,002
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.583% due 03/25/2036 •		4,100	4,015
NovaStar Mortgage Funding Trust
0.318% due 11/25/2036 •		1,503	683
0.853% due 01/25/2036 •		2,200	2,181
1.228% due 06/25/2035 •		2,437	2,419
OCP CLO Ltd. 1.037% due 07/15/2027 •		582	580
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		2,521	2,517
Option One Mortgage Loan Trust 0.388% due 04/25/2037 •		7,969	5,181
OZLM Ltd. 1.707% due 04/15/2032 •		26,400	26,421
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •	EUR	5,900	7,223
Palmer Square Loan Funding Ltd.
1.115% due 10/24/2027 •		$11,152	11,137
1.188% due 04/20/2027 •		1,801	1,799
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.883% due 09/25/2035 •		3,800	3,744
1.078% due 05/25/2035 •		5,391	5,154
1.123% due 10/25/2034 •		226	227
1.138% due 09/25/2034 •		320	320
1.198% due 10/25/2034 •		4,900	4,864
Popular ABS Mortgage Pass-Through Trust
1.183% due 06/25/2035 •		1,252	1,208
2.248% due 08/25/2035 •		1,500	1,520
Renaissance Home Equity Loan Trust 1.248% due 09/25/2037 •		34,442	17,370
Residential Asset Securities Corp. Trust 0.628% due 08/25/2036 •		4,537	3,904
Residential Mortgage Loan Trust 1.648% due 09/25/2029 •		5	5
Saxon Asset Securities Trust 0.868% due 05/25/2035 •		500	490
Securitized Asset-Backed Receivables LLC Trust 0.468% due 07/25/2036 •		3,543	1,765

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	78	95
1.115% due 07/25/2023 •		$7,265	7,093
1.715% due 04/25/2023 •		33,391	33,401
Sound Point CLO Ltd.
1.289% due 10/20/2028 •(a)		17,000	17,000
1.359% due 01/23/2029 •		24,700	24,673
Soundview Home Loan Trust 0.328% due 07/25/2037 •		4,200	4,010
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		13,051	13,057
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		1,541	1,537
Starwood Commercial Mortgage Trust 1.239% due 07/15/2038 •		23,800	23,712
Structured Asset Investment Loan Trust 0.853% due 03/25/2034 •		256	250
Structured Asset Securities Corp. Mortgage Loan Trust
0.448% due 04/25/2036 •		17,989	14,980
0.718% due 10/25/2036 •		3,313	3,250
1.655% due 04/25/2035 •		92	92
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		2,540	2,541
Symphony CLO Ltd.
1.117% due 04/15/2028 •		1,936	1,928
1.179% due 07/14/2026 •		4,843	4,836
TCW CLO AMR Ltd. 1.291% due 02/15/2029 •		800	799
Telos CLO Ltd. 1.168% due 04/17/2028 •		4,260	4,246
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		669	671
TICP CLO Ltd.
1.018% due 07/20/2027 •		3,402	3,392
1.058% due 04/20/2028 •		6,162	6,151
Tralee CLO Ltd. 1.248% due 10/20/2027 •		3,537	3,529
Venture CLO Ltd.
1.024% due 02/28/2026 •		14,965	14,935
1.117% due 04/15/2027 •		5,063	5,038
1.117% due 07/15/2027 •		5,190	5,173
Wells Fargo Home Equity Asset-Backed Securities Trust 2.548% due 12/25/2034 •		400	413
WhiteHorse Ltd. 1.148% due 04/17/2027 •		2,150	2,150
Wind River CLO Ltd. 1.107% due 10/15/2027 •		459	458
Total Asset-Backed Securities (Cost $644,216)			651,454
SOVEREIGN ISSUES 8.4%
Argentina Government International Bond
34.109% (BADLARPP) due 10/04/2022 ~	ARS	6,900	44
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~		61,890	413
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	16,071	12,776
3.000% due 09/20/2025 (e)		69,982	65,222
Canada Government Real Return Bond 4.250% due 12/01/2026 (e)	CAD	32,881	34,173
France Government International Bond
0.100% due 03/01/2026 (e)	EUR	68,323	90,147
0.250% due 07/25/2024 (e)		50,001	65,124
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (e)		256,354	331,593
Japan Government International Bond
0.100% due 03/10/2027	JPY	268,069	2,608
0.100% due 03/10/2028 (e)		6,625,152	64,356
0.100% due 03/10/2029 (e)		5,904,149	57,466
Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	1,106	66
7.750% due 05/29/2031		206,976	12,217
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	101,222	81,665
3.000% due 09/20/2030 (e)		20,225	19,436
Peru Government International Bond 5.940% due 02/12/2029	PEN	30,600	10,549
Qatar Government International Bond 3.875% due 04/23/2023		$11,000	11,835
Saudi Government International Bond 4.000% due 04/17/2025		12,970	14,508

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

United Kingdom Gilt 1.250% due 11/22/2027 (e)(j)	GBP	18,270	33,128
Total Sovereign Issues (Cost $841,683)			907,326
		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.1%
Banco Santander S.A.
5.250% due 09/29/2023 •(f)(g)		800,000	1,023
6.250% due 09/11/2021 •(f)(g)		2,100,000	2,632
Bank of America Corp. 5.875% due 03/15/2028 •(f)		6,580,000	7,451
			11,106
UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)		2,004,101	53,817
Total Preferred Securities (Cost $63,792)			64,923
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (i) 1.4%			156,511
SHORT-TERM NOTES 0.0%
Raytheon Technologies Corp. 3.100% due 11/15/2021		$200	204
U.S. TREASURY BILLS 0.0%
0.101% due 01/07/2021 (c)(d)(n)		343	343
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.081% due 03/16/2021 (b)(c)(n)		542	542
Total Short-Term Instruments (Cost $157,598)			157,600
Total Investments in Securities (Cost $13,323,415)			14,491,259
		SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III		6,228,230	61,417
Total Short-Term Instruments (Cost $61,411)			61,417
Total Investments in Affiliates (Cost $61,411)			61,417
Total Investments 134.0% (Cost $13,384,826)			$14,552,676
Financial Derivative Instruments (k)(m) (0.2)%(Cost or Premiums, net $(6,484))			(23,839)
Other Assets and Liabilities, net (33.8)%			(3,668,689)
Net Assets 100.0%			$10,860,148

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$54,002	$53,817	0.49%
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	5,000	5,069	0.05
$59,002	$58,886	0.54%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$5,019	U.S. Treasury Bills 0.000% due 12/30/2021	$(5,119)	$5,019	$5,019
JPS	0.080	12/23/2020	01/06/2021	151,492	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(152,376)	151,492	151,496
Total Repurchase Agreements	$(157,495)	$156,511	$156,515
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	0.170%	10/13/2020	01/13/2021	$(222,250)	$(222,337)
c	0.170	11/30/2020	01/13/2021	(16,284)	(16,287)
BOS	0.160	12/02/2020	01/07/2021	(38,802)	(38,808)
BSN	0.160	12/14/2020	01/13/2021	(321,500)	(321,530)
0.180	10/09/2020	01/11/2021	(299,851)	(299,981)
0.180	10/13/2020	01/13/2021	(113,500)	(113,547)
CIB	0.160	12/17/2020	01/19/2021	(133,646)	(133,656)
GRE	0.180	12/30/2020	01/27/2021	(3,705)	(3,705)
JPS	0.080	12/09/2020	01/08/2021	(13,601)	(13,601)
0.160	10/13/2020	10/07/2021	(107,625)	(107,665)
SCX	0.160	11/12/2020	02/11/2021	GBP	(24,208)	(33,112)
STR	0.150	01/04/2021	01/05/2021	$(698,250)	(698,250)
0.160	12/31/2020	01/04/2021	(753,436)	(753,450)
Total Reverse Repurchase Agreements	$(2,755,929)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BPG	0.180%	11/27/2020	01/20/2021	$(2,410)	$(2,410)
Total Sale-Buyback Transactions	$(2,410)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.4)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2030	$135,698	$(150,937)	$(152,374)
Total Short Sales (1.4)%	$(150,937)	$(152,374)
(j)	Securities with an aggregate market value of $2,089,446 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(1,181,627) at a weighted average interest rate of 0.190%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $80 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	365	$79,210	$(1)	$0	$(27)
Gold 100 oz. February Futures	02/2021	450	85,280	3,601	76	0
U.S. Treasury 5-Year Note March Futures	03/2021	4,957	625,395	1,356	232	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	1,022	159,799	(958)	224	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	33	7,048	(137)	25	0
$3,861	$557	$(27)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	190	$(17,202)	$(11)	$0	$(2)
Australia Government 10-Year Bond March Futures	03/2021	306	(34,733)	(188)	42	(28)
Euro-Bobl March Futures	03/2021	3,970	(655,616)	131	97	0
Euro-BTP Italy Government Bond March Futures	03/2021	1,185	(220,058)	(915)	0	(87)
Euro-Buxl 30-Year Bond March Futures	03/2021	84	(23,114)	(46)	31	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	9	(1,846)	(10)	0	0
Euro-Schatz March Futures	03/2021	3,284	(450,436)	143	20	0
Japan Government 10-Year Bond March Futures	03/2021	82	(120,647)	1	24	(8)
U.S. Treasury 2-Year Note March Futures	03/2021	1,179	(260,531)	(274)	0	(28)
U.S. Treasury 10-Year Note March Futures	03/2021	9,729	(1,343,362)	223	0	(1,064)
U.S. Treasury 30-Year Bond March Futures	03/2021	2,103	(364,213)	2,984	0	(723)
United Kingdom Long Gilt March Futures	03/2021	188	(34,846)	(355)	0	(74)
$1,683	$214	$(2,014)
Total Futures Contracts	$5,544	$771	$(2,041)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%	$4,100	$(4)	$57	$53	$1	$0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index		(5.000)%	Quarterly	06/20/2025		$644	$(38)	$(23)	$(61)	$0	$(1)
CDX.HY-35 5-Year Index		(5.000)	Quarterly	12/20/2025		84,600	(4,888)	(3,166)	(8,054)	0	(168)
							$(4,926)	$(3,189)	$(8,115)	$0	$(169)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	339,900	$0	$(55)	$(55)	$1	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	(6,779)	501	(6,278)	0	(14)
Receive(7)	3-Month USD-LIBOR	0.394	Semi-Annual	11/21/2023		$347,300	0	(326)	(326)	9	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	(8)	(260)	1	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,225,400	(791)	(27)	(818)	3	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	25,600	61	132	193	0	(20)
Receive	CPTFEMU	0.330	Maturity	07/15/2022		27,700	86	177	263	0	(6)
Receive	CPTFEMU	1.085	Maturity	01/15/2024		40	(1)	0	(1)	0	0
Pay	CPURNSA	1.825	Maturity	08/14/2021		$13,200	(72)	(39)	(111)	5	0
Pay	CPURNSA	1.840	Maturity	08/14/2021		20,400	(109)	(59)	(168)	8	0
Pay	CPURNSA	1.840	Maturity	08/17/2021		45,000	(223)	(131)	(354)	20	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		14,290	(19)	51	32	0	(4)
Receive	CPURNSA	1.580	Maturity	09/20/2021		96,300	(433)	384	(49)	0	(17)
Receive	CPURNSA	1.592	Maturity	09/20/2021		27,700	(131)	110	(21)	0	(5)
Receive	CPURNSA	1.488	Maturity	10/01/2021		25,800	(79)	114	35	0	(2)
Pay	CPURNSA	1.280	Maturity	11/02/2021		41,700	0	(301)	(301)	0	(3)
Pay	CPURNSA	1.230	Maturity	11/04/2021		38,400	(4)	(293)	(297)	0	(2)
Pay	CPURNSA	1.290	Maturity	11/05/2021		110,600	(6)	(783)	(789)	0	(7)
Receive	CPURNSA	2.069	Maturity	07/15/2022		17,600	(285)	161	(124)	10	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	(3,342)	1,299	(2,043)	59	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,183	(506)	168	(338)	10	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(498)	904	0	(47)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(332)	624	0	(31)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(771)	295	0	(81)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(218)	(63)	0	(22)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(1,902)	(2,901)	0	(203)
Receive	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(570)	(556)	0	(60)
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	23,170	(734)	51	(683)	0	(20)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		20,100	(760)	76	(684)	0	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(5)	47	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(166)	226	7	0
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	53,400	3,763	825	4,588	9	0
Pay	UKRPI	3.330	Maturity	01/15/2025		153,900	3,441	2,141	5,582	0	(5)
Receive	UKRPI	3.473	Maturity	08/15/2025		71,800	347	996	1,343	0	(62)
Pay	UKRPI	3.390	Maturity	01/15/2030		62,300	580	1,291	1,871	0	(319)
Pay	UKRPI	3.438	Maturity	01/15/2030		87,200	1,539	1,846	3,385	0	(445)
Pay	UKRPI	3.325	Maturity	08/15/2030		49,000	2,313	1,347	3,660	0	(312)
							$642	$5,186	$5,828	$143	$(1,687)
Total Swap Agreements							$(4,288)	$2,054	$(2,234)	$144	$(1,856)
(l)

Securities with an aggregate market value of $70,048 and cash of $10,924 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $15 closed futures agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	AUD	27,236	$20,111	$0	$(888)
01/2021	JPY	6,387,681	61,420	0	(445)
01/2021	$194	PLN	750	7	0
03/2021	INR	9,291	$124	0	(3)
BPS	01/2021	$5,557	EUR	4,545	3	(7)
01/2021	5,130	GBP	3,800	67	0
01/2021	66	PLN	254	3	0
02/2021	DKK	367,825	$58,703	0	(1,711)
03/2021	SGD	256	190	0	(4)
03/2021	$589	IDR	8,405,994	12	0
BRC	01/2021	5,657	GBP	4,205	94	0
01/2021	411	TRY	3,241	22	0
CBK	01/2021	GBP	1,526	$2,040	0	(47)
01/2021	JPY	622,741	5,979	0	(53)
01/2021	MXN	356,098	16,671	0	(1,190)
01/2021	$1,346	EUR	1,116	17	0
01/2021	3	PLN	12	0	0
01/2021	48	RUB	3,682	2	0
02/2021	DKK	385,944	$61,843	0	(1,547)
02/2021	$58	RUB	4,278	0	(1)
03/2021	PEN	32,683	$9,126	95	0
05/2021	$373	MXN	8,176	32	0
FBF	01/2021	1,087	AUD	1,429	15	0
GLM	01/2021	MXN	133	$6	0	0
01/2021	NZD	139,404	97,910	0	(2,394)
01/2021	$126,554	JPY	13,098,474	306	0
01/2021	411	MXN	8,131	0	(3)
01/2021	60	RUB	4,584	2	0
02/2021	DKK	298,284	$47,848	0	(1,144)
02/2021	JPY	13,098,474	126,590	0	(309)
02/2021	$5,608	DKK	33,955	0	(31)
02/2021	49	RUB	3,756	1	0
03/2021	CNH	3,973	$602	0	(6)
HUS	01/2021	GBP	94,821	126,798	0	(2,874)
01/2021	JPY	1,150,452	11,039	0	(103)
01/2021	$1,934	GBP	1,429	20	0
01/2021	165	PLN	630	4	0
02/2021	158	RUB	11,781	1	0
03/2021	984	CNY	6,524	13	0
JPM	01/2021	AUD	20,588	$15,148	0	(725)
01/2021	CLP	271,219	345	0	(37)
01/2021	EUR	24,901	30,406	0	(17)
MYI	01/2021	$3,703	GBP	2,724	23	0
01/2021	12	PLN	47	0	0
RBC	01/2021	1,072	CAD	1,390	20	0
03/2021	TWD	6,752	$240	0	(3)
SCX	01/2021	AUD	12,022	8,856	0	(413)
01/2021	EUR	427,394	511,844	0	(10,282)
01/2021	GBP	1,269	1,684	0	(51)
01/2021	$1,684	GBP	1,265	46	0
02/2021	EUR	427,394	$523,290	810	0
02/2021	ILS	266	77	0	(5)
SSB	03/2021	KRW	538,258	484	0	(11)
TOR	01/2021	CAD	41,488	32,024	0	(569)
01/2021	JPY	4,937,600	47,331	0	(491)
01/2021	$32,565	CAD	41,488	28	0
02/2021	CAD	41,488	$32,568	0	(29)
UAG	01/2021	AUD	40,455	29,744	0	(1,446)
02/2021	DKK	460,154	73,675	0	(1,903)
02/2021	$272	RUB	20,400	3	(1)
Total Forward Foreign Currency Contracts	$1,646	$(28,743)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC GBP versus USD	$1.315	01/07/2021	157,919	$2,044	$21

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	34,090	$26	$2,324
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	35,670	2,705	2,430
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	18,730	1,398	1,276
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.344	11/17/2022	816,500	914	1,326
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	31,090	2,268	2,141
							$7,311	$9,497
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051		$62.000	02/04/2021		5,300	$0	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 02/01/2051		64.000	02/04/2021		25,776	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2051		66.000	02/04/2021		27,800	1	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2051		72.000	02/04/2021		4,400	0	0
							$2	$0
Total Purchased Options							$9,357	$9,518
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450%	01/20/2021	59,400	$(52)	$(41)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	59,400	(89)	(9)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	6,000	(43)	(4)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	28,900	(35)	(23)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	45,700	(36)	(26)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.425	03/17/2021	17,600	(15)	(18)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	44,700	(59)	(59)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	45,700	(44)	(51)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	03/17/2021	17,600	(21)	(17)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	20,200	(12)	(10)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	20,200	(30)	(34)
BRC	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	20,200	(28)	(27)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	30,900	(22)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	24,300	(19)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	25,200	(16)	(14)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	25,200	(28)	(28)
							$(549)	$(364)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	46,100	$(2,097)	$(39)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	182,300	(1,326)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	27,400	(191)	0
							$(3,614)	$(39)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	101,780	$0	$(2,139)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	106,320	(2,630)	(2,247)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	56,780	(1,391)	(1,200)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	680,000	(1,057)	(903)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	92,900	(2,254)	(1,952)
$(7,332)	$(8,441)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	$102.141	03/04/2021	15,200	$(48)	$(15)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	2,400	(8)	(17)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	13,500	(22)	(12)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	19,100	(45)	(86)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	2,400	(4)	(11)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	4,800	(12)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	2,500	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	2,900	(8)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	2,900	(4)	(4)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	9,400	(27)	(37)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	38,700	(121)	(153)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	8,300	(21)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	6,300	(19)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	103.750	02/04/2021	6,300	(15)	(31)
$(362)	$(435)
Total Written Options	$(11,857)	$(9,279)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$126	$100	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$50,000	$330	$(5,779)	$0	$(5,449)
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.170%	Maturity	01/04/2021	$146,100	$0	$2,471	$2,471	$0
Receive	United States Treasury Inflation Indexed Bonds	N/A	0.180%	Maturity	01/11/2021	213,900	0	3,116	3,116	0
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.180%	Maturity	01/04/2021	172,200	0	2,568	2,568	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.180%	Maturity	01/11/2021	127,900	0	3,180	3,180	0
$0	$11,335	$11,335	$0
Total Swap Agreements	$304	$5,682	$11,435	$(5,449)
(n)

Securities with an aggregate market value of $32,006 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2020 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$426,705	$0	$426,705
Industrials	0	10,787	0	10,787
Specialty Finance	0	5,069	0	5,069
Utilities	0	6,443	0	6,443
U.S. Government Agencies	0	1,595,304	0	1,595,304
U.S. Treasury Obligations	0	10,283,291	0	10,283,291
Non-Agency Mortgage-Backed Securities	0	382,357	0	382,357
Asset-Backed Securities	0	651,454	0	651,454
Sovereign Issues	0	907,326	0	907,326
Preferred Securities
Banking & Finance	0	11,106	0	11,106
Utilities	0	0	53,817	53,817
Short-Term Instruments
Repurchase Agreements	0	156,511	0	156,511
Short-Term Notes	0	204	0	204
U.S. Treasury Bills	0	343	0	343
U.S. Treasury Cash Management Bills	0	542	0	542
	$0	$14,437,442	$53,817	$14,491,259
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$61,417	$0	$0	$61,417
Total Investments	$61,417	$14,437,442	$53,817	$14,552,676
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(152,374)	$0	$(152,374)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	771	144	0	915
Over the counter	0	22,599	0	22,599
	$771	$22,743	$0	$23,514
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,041)	(1,856)	0	(3,897)
Over the counter	0	(43,459)	(12)	(43,471)
	$(2,041)	$(45,315)	$(12)	$(47,368)
Total Financial Derivative Instruments	$(1,270)	$(22,572)	$(12)	$(23,854)
Totals	$60,147	$14,262,496	$53,805	$14,376,448

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.3% ¤
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 4.0%
American Tower Corp. 3.000% due 06/15/2023		$161	$171
Aviation Capital Group LLC 2.875% due 01/20/2022		161	163
Avolon Holdings Funding Ltd. 3.950% due 07/01/2024		643	680
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)	EUR	400	512
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,367	1,444
Crown Castle International Corp. 3.150% due 07/15/2023		2,734	2,910
Deutsche Bank AG 4.250% due 10/14/2021		4,986	5,114
Five Corners Funding Trust 4.419% due 11/15/2023		100	111
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,046	1,069
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	2,278
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	61,617	10,268
2.500% due 10/01/2047		3	1
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~		$1,046	1,049
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.652% due 09/19/2022		200	206
3.406% due 02/28/2022		800	823
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		1,528	1,556
4.519% due 06/25/2024 •		965	1,054
8.625% due 08/15/2021 •(d)(e)		1,062	1,105
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		161	162
2.600% due 09/28/2022		161	165
3.450% due 03/15/2023		80	84
3.650% due 09/21/2021		161	164
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	63,764	10,628
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		38,637	6,434
2.500% due 10/01/2047		3	1
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$80	84
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	12	2
UniCredit SpA 7.830% due 12/04/2023		$3,740	4,440
			52,678
INDUSTRIALS 0.6%
Bayer U.S. Finance LLC 3.000% due 10/08/2021		965	982
Charter Communications Operating LLC 4.464% due 07/23/2022		241	254
Cox Communications, Inc. 3.250% due 12/15/2022		402	424
Daimler Finance North America LLC 3.750% due 11/05/2021		965	992
Discovery Communications LLC 2.950% due 03/20/2023		43	45
Energy Transfer Operating LP 3.600% due 02/01/2023		80	84
Enterprise Products Operating LLC 3.350% due 03/15/2023		161	170
Huntsman International LLC 5.125% due 11/15/2022		322	344

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Imperial Brands Finance PLC
3.500% due 02/11/2023		200	209
3.750% due 07/21/2022		200	209
JT International Financial Services BV 3.500% due 09/28/2023		200	216
Microchip Technology, Inc. 3.922% due 06/01/2021		1,367	1,386
Mitsubishi Corp. 2.625% due 07/14/2022		400	412
NXP BV 3.875% due 09/01/2022		200	211
Panasonic Corp. 2.536% due 07/19/2022		400	411
RELX Capital, Inc. 3.500% due 03/16/2023		80	85
Suntory Holdings Ltd. 2.550% due 06/28/2022		500	514
Toyota Tsusho Corp. 3.625% due 09/13/2023		800	860
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		174	160
VMware, Inc. 3.900% due 08/21/2027		161	182
Volkswagen Group of America Finance LLC 1.098% (US0003M + 0.860%) due 09/24/2021 ~		500	503
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	6,691	46
			8,699
UTILITIES 0.2%
Duke Energy Corp. 2.400% due 08/15/2022		$80	83
Petrobras Global Finance BV 5.093% due 01/15/2030		1,161	1,299
Sempra Energy
0.667% (US0003M + 0.450%) due 03/15/2021 ~		643	643
4.050% due 12/01/2023		241	264
			2,289
Total Corporate Bonds & Notes (Cost $59,100)			63,666
U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae 1.944% due 09/01/2044 - 10/01/2044 •		11	11
Freddie Mac
0.759% due 12/15/2037 •		67	68
2.139% due 09/01/2036 •		23	24
2.229% due 10/01/2036 •		21	21
2.270% due 07/01/2036 •		42	44
Ginnie Mae 0.599% due 08/20/2068 •		1,967	1,951
Ginnie Mae, TBA 2.500% due 03/01/2051		3,600	3,796
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049		222	237
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051		38,900	40,269
2.500% due 03/01/2051		21,240	22,317
3.000% due 01/01/2051		29,100	30,487
3.500% due 01/01/2051 - 02/01/2051		22,930	24,270
4.000% due 01/01/2051		73,900	78,923
4.000% due 02/01/2051		5,000	5,347
Total U.S. Government Agencies (Cost $207,361)			207,765
U.S. TREASURY OBLIGATIONS 100.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (g)		20,095	19,981
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (g)		59,449	60,700
0.125% due 07/15/2022 (i)		32,346	33,350
0.125% due 01/15/2023 (g)(i)		109,333	113,586
0.125% due 07/15/2024 (g)(i)		108,951	116,678
0.125% due 04/15/2025		57,761	62,154
0.125% due 07/15/2026		71,891	79,084
0.125% due 01/15/2030 (k)		14,523	16,209
0.375% due 07/15/2023		19,346	20,497
0.375% due 07/15/2025		64,440	70,794
0.375% due 07/15/2027		17,247	19,410
0.500% due 04/15/2024 (g)(i)		98,175	105,254
0.625% due 04/15/2023 (g)		287,410	302,664
0.625% due 01/15/2024 (g)		186,513	200,207
0.625% due 01/15/2026		76,138	85,010
0.625% due 02/15/2043 (k)		390	486

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

1.375% due 02/15/2044		2,876	4,145
1.750% due 01/15/2028		640	785
2.000% due 01/15/2026		15,331	18,233
2.125% due 02/15/2040		2,162	3,352
2.125% due 02/15/2041 (k)		889	1,396
3.875% due 04/15/2029 (k)		2,862	4,125
Total U.S. Treasury Obligations (Cost $1,291,191)			1,338,100
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Alliance Bancorp Trust 0.388% due 07/25/2037 •		2,147	1,946
AREIT Trust 2.779% due 04/15/2037 •		2,171	2,200
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •		641	641
BCAP LLC Trust 3.264% due 04/26/2036 ~		416	368
Bear Stearns Adjustable Rate Mortgage Trust
3.199% due 02/25/2036 ^~		206	201
3.224% due 01/25/2035 ~		41	43
3.447% due 07/25/2036 ^~		76	74
Bear Stearns ALT-A Trust 3.369% due 05/25/2035 ~		701	705
Chase Mortgage Finance Trust 2.857% due 12/25/2035 ^~		18	18
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •		2	2
4.005% due 03/25/2034 ~		38	39
Countrywide Alternative Loan Trust
0.368% due 06/25/2046 •		22	28
5.500% due 11/25/2035 ^		67	65
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		115	118
6.000% due 04/25/2036		241	183
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •		37	35
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 0.848% due 10/25/2035 ^•		262	134
Credit Suisse Mortgage Capital Certificates 3.869% due 10/26/2036 ~		17	16
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		305	203
Great Hall Mortgages PLC
0.167% due 03/18/2039 •	GBP	63	85
0.187% due 06/18/2038 •		63	85
GS Mortgage Securities Trust 4.592% due 08/10/2043		$117	118
GSR Mortgage Loan Trust
3.050% due 01/25/2036 ^~		51	51
3.245% due 09/25/2035 ~		11	11
HarborView Mortgage Loan Trust 0.592% due 05/19/2035 •		286	271
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	3,808	5,216
HomeBanc Mortgage Trust 0.688% due 10/25/2035 •		$31	31
IndyMac Mortgage Loan Trust 0.708% due 07/25/2035 •		2,090	1,742
Residential Asset Securitization Trust
0.548% due 05/25/2035 •		797	584
5.750% due 03/25/2037 ^		222	127
Structured Adjustable Rate Mortgage Loan Trust 3.652% due 03/25/2036 ^~		137	124
Structured Asset Mortgage Investments Trust 0.568% due 04/25/2036 •		6	6
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	3,625	4,977
WaMu Mortgage Pass-Through Certificates Trust 3.302% due 08/25/2036 ^~		$7	6
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		54	51
Wells Fargo Mortgage-Backed Securities Trust 2.911% due 10/25/2036 ~		4	4
Total Non-Agency Mortgage-Backed Securities (Cost $20,089)			20,508
ASSET-BACKED SECURITIES 8.7%
ACE Securities Corp. Home Equity Loan Trust
1.273% due 04/25/2035 •		1,144	1,140
1.948% due 06/25/2034 •		35	35
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	600	737
AMMC CLO Ltd. 1.475% due 07/24/2029 •		$1,978	1,978

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		3,300	3,300
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		425	393
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	987	1,206
Babson Euro CLO BV 0.309% due 10/25/2029 •		244	295
Barings Euro CLO BV 0.680% due 07/27/2030 •		569	695
BlueMountain Fuji Eur CLO DAC 0.910% due 01/15/2033 •		3,200	3,905
Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,217
CIFC Funding Ltd. 1.075% due 10/25/2027 •		$1,304	1,300
CIT Mortgage Loan Trust
1.498% due 10/25/2037 •		1,123	1,130
1.648% due 10/25/2037 •		400	399
Citigroup Mortgage Loan Trust
0.378% due 12/25/2036 •		43	37
0.418% due 05/25/2037 •		3,400	3,060
Citigroup Mortgage Loan Trust, Inc. 0.643% due 10/25/2036 •		1,046	1,009
Countrywide Asset-Backed Certificates
0.288% due 05/25/2035 •		109	105
0.288% due 07/25/2037 •		458	419
0.338% due 11/25/2037 •		6,644	6,283
0.348% due 09/25/2037 •		120	106
0.398% due 03/25/2037 •		965	906
0.628% due 05/25/2036 •		3,459	2,808
5.805% due 04/25/2036 ^~		548	537
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		178	178
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	258	316
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		$544	541
First Franklin Mortgage Loan Trust
0.258% due 12/25/2037 •		2,482	2,393
0.853% due 11/25/2036 •		2,332	2,178
1.018% due 09/25/2035 •		5,630	5,591
Flagship CLO Ltd. 1.080% due 01/16/2026 •		487	485
Fremont Home Loan Trust
0.283% due 10/25/2036 •		615	561
0.883% due 07/25/2035 •		65	65
GSAMP Trust
0.883% due 09/25/2035 ^•		46	46
1.123% due 03/25/2035 ^•		617	575
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •		314	312
Home Equity Mortgage Loan Asset-Backed Trust 0.368% due 04/25/2037 •		510	437
HSI Asset Securitization Corp. Trust 0.418% due 02/25/2036 •		402	392
ICG U.S. CLO Ltd. 1.596% due 10/22/2031 •		3,200	3,205
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		4,215	1,670
JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •		370	368
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,876	3,233
Lehman XS Trust 4.480% due 06/25/2036 þ		1,232	1,268
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		1,769	1,761
Long Beach Mortgage Loan Trust 0.268% due 08/25/2036 •		363	197
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		1,018	1,015
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	500	615
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		600	731
Marlette Funding Trust 2.690% due 09/17/2029		$132	134
MASTR Asset-Backed Securities Trust 0.488% due 06/25/2036 •		1,247	1,190
Merrill Lynch Mortgage Investors Trust
0.358% due 02/25/2037 •		6,324	2,669
0.868% due 05/25/2036 •		86	85
MidOcean Credit CLO 1.037% due 04/15/2027 •		191	191

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Monarch Grove CLO 1.095% due 01/25/2028 •		1,233	1,224
Mountain View CLO Ltd.
1.037% due 10/15/2026 •		164	164
1.044% due 10/13/2027 •		1,169	1,160
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •		1,075	1,071
NovaStar Mortgage Funding Trust 0.853% due 01/25/2036 •		1,610	1,596
Octagon Investment Partners Ltd. 1.087% due 07/15/2027 •		446	445
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	2,700	3,297
Popular ABS Mortgage Pass-Through Trust 1.873% due 06/25/2035 •		$1,349	1,351
Renaissance Home Equity Loan Trust 1.248% due 09/25/2037 •		3,493	1,762
Residential Asset Securities Corp. Trust
0.428% due 09/25/2036 •		3,500	3,381
0.628% due 08/25/2036 •		1,475	1,269
Securitized Asset-Backed Receivables LLC Trust
0.648% due 05/25/2036 •		4,558	3,190
0.823% due 10/25/2035 •		6,700	6,615
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		1,287	1,286
Soundview Home Loan Trust 0.348% due 06/25/2037 •		3,929	3,226
Structured Asset Securities Corp. 0.808% due 02/25/2035 •		69	69
Structured Asset Securities Corp. Mortgage Loan Trust 0.718% due 10/25/2036 •		1,651	1,620
Symphony CLO Ltd.
1.117% due 04/15/2028 •		465	463
1.179% due 07/14/2026 •		665	664
TCW CLO Ltd. 1.267% due 10/20/2031 •		3,300	3,303
Telos CLO Ltd. 1.168% due 04/17/2028 •		508	506
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		83	83
TICP CLO Ltd. 1.058% due 04/20/2028 •		1,358	1,356
Tralee CLO Ltd. 1.248% due 10/20/2027 •		615	614
Venture CLO Ltd.
1.024% due 02/28/2026 •		2,498	2,493
1.087% due 01/15/2028 •		4,738	4,722
1.117% due 04/15/2027 •		1,283	1,276
1.117% due 07/15/2027 •		731	729
Wells Fargo Home Equity Asset-Backed Securities Trust 2.548% due 12/25/2034 •		563	581
WhiteHorse Ltd. 1.148% due 04/17/2027 •		1,038	1,038
Wind River CLO Ltd. 1.107% due 10/15/2027 •		143	143
Total Asset-Backed Securities (Cost $112,822)			116,099
SOVEREIGN ISSUES 7.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ		541	217
0.125% due 07/09/2035 þ		354	127
Australia Government International Bond
1.250% due 02/21/2022 (c)	AUD	7,986	6,348
3.000% due 09/20/2025 (c)		7,939	7,399
Autonomous City of Buenos Aires Argentina 37.981% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	5,396	36
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	4,281	4,449
Denmark Government Bond 0.100% due 11/15/2023 (c)	DKK	15,184	2,603
France Government International Bond 2.100% due 07/25/2023 (c)	EUR	2,200	2,913
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (c)		32,245	41,709
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	779,921	7,576
0.100% due 03/10/2029 (c)		671,634	6,537
Mexico Government International Bond 4.500% due 11/22/2035 (c)	MXN	5,627	351
New Zealand Government International Bond 3.000% due 09/20/2030 (c)	NZD	11,404	10,959
Peru Government International Bond 5.940% due 02/12/2029	PEN	3,941	1,358
Qatar Government International Bond 3.875% due 04/23/2023		$1,448	1,558

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Saudi Government International Bond 4.000% due 04/17/2025		2,469	2,762
Total Sovereign Issues (Cost $89,914)			96,902
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(d)(e)		400,000	501
Bank of America Corp. 5.875% due 03/15/2028 •(d)		917,000	1,039
Total Preferred Securities (Cost $1,368)			1,540
REAL ESTATE INVESTMENT TRUSTS 21.8%
REAL ESTATE 21.8%
Agree Realty Corp.		40,081	2,669
American Homes 4 Rent 'A'		339,294	10,179
American Tower Corp.		52,940	11,883
Americold Realty Trust		218,891	8,171
AvalonBay Communities, Inc.		102,143	16,387
Boston Properties, Inc.		68,094	6,437
Camden Property Trust		87,992	8,792
CoreSite Realty Corp.		28,022	3,511
Crown Castle International Corp.		50,333	8,012
CubeSmart		77,575	2,607
Digital Realty Trust, Inc.		5,347	746
Duke Realty Corp.		442,561	17,689
Equinix, Inc.		25,636	18,309
Equity LifeStyle Properties, Inc.		193,748	12,276
Essex Property Trust, Inc.		44,265	10,509
Federal Realty Investment Trust		18,025	1,534
First Industrial Realty Trust, Inc.		151,956	6,402
Gaming and Leisure Properties, Inc.		75,104	3,184
Healthcare Realty Trust, Inc.		65,901	1,951
Healthcare Trust of America, Inc. 'A'		54,818	1,510
Healthpeak Properties, Inc.		403,487	12,197
Hudson Pacific Properties, Inc.		167,716	4,029
Invitation Homes, Inc.		531,409	15,783
JBG SMITH Properties		57,520	1,799
Kimco Realty Corp.		120,885	1,814
Life Storage, Inc.		27,694	3,306
MGM Growth Properties LLC		486,123	15,216
Mid-America Apartment Communities, Inc.		78,787	9,982
QTS Realty Trust, Inc. 'A'		53,058	3,283
Realty Income Corp.		160,124	9,955
Regency Centers Corp.		67,892	3,095
Rexford Industrial Realty, Inc.		119,323	5,860
SBA Communications Corp.		47,943	13,526
Sun Communities, Inc.		170,253	25,870
Sunstone Hotel Investors, Inc.		200,716	2,274
UDR, Inc.		230,704	8,866
Total Real Estate Investment Trusts (Cost $226,532)			289,613
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (f) 0.6%			7,689
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (a)(b)	ARS	44,290	323

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $8,011)		8,012
Total Investments in Securities (Cost $2,016,388)		2,142,205
	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	1,064,931	10,501
Total Short-Term Instruments (Cost $10,500)		10,501
Total Investments in Affiliates (Cost $10,500)		10,501
Total Investments 162.1% (Cost $2,026,888)		$2,152,706
Financial Derivative Instruments (h)(j) 1.7%(Cost or Premiums, net $(5,740))		22,779
Other Assets and Liabilities, net (63.8)%		(847,151)
Net Assets 100.0%		$1,328,334

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$1,099	U.S. Treasury Bills 0.000% due 12/30/2021	$(1,121)	$1,099	$1,099
JPS	0.080	12/23/2020	01/06/2021	6,590	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(6,629)	6,590	6,591
Total Repurchase Agreements	$(7,750)	$7,689	$7,690
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.160%	12/01/2020	01/12/2021	$(766)	$(767)
0.170	11/19/2020	01/19/2021	(6,438)	(6,440)
BSN	0.180	10/09/2020	01/11/2021	(95,969)	(96,010)
0.180	10/13/2020	01/13/2021	(108,668)	(108,713)
0.180	11/13/2020	01/11/2021	(60,315)	(60,331)
DEU	0.170	11/02/2020	01/04/2021	(3,065)	(3,066)
GRE	0.170	11/03/2020	02/03/2021	(20,251)	(20,257)
0.180	10/28/2020	01/27/2021	(3,164)	(3,166)
0.180	11/13/2020	01/13/2021	(9,603)	(9,605)
JPS	0.080	12/09/2020	01/08/2021	(19,819)	(19,820)
0.160	10/20/2020	01/19/2021	(42,848)	(42,862)
0.160	10/21/2020	01/19/2021	(5,893)	(5,895)
STR	0.150	01/04/2021	01/05/2021	(270,419)	(270,419)
0.160	12/31/2020	01/04/2021	(243,377)	(243,381)
Total Reverse Repurchase Agreements	$(890,732)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (0.5)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2030	$5,903	$(6,577)	$(6,629)
Total Short Sales (0.5)%	$(6,577)	$(6,629)
(g)	Securities with an aggregate market value of $635,131 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(631,019) at a weighted average interest rate of 0.256%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $3 of accrued interest.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	52	$11,285	$(2)	$0	$(4)
Gold 100 oz. February Futures	02/2021	58	10,992	462	10	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	414	64,733	(71)	91	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	43	9,183	(179)	32	0
$210	$133	$(4)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note March Futures	03/2021	118	$(10,684)	$(7)	$0	$(2)
Australia Government 10-Year Bond March Futures	03/2021	40	(4,540)	(25)	5	(4)
Euro-Bobl March Futures	03/2021	441	(72,828)	(73)	11	0
Euro-BTP Italy Government Bond March Futures	03/2021	142	(26,370)	(120)	0	(10)
Euro-Buxl 30-Year Bond March Futures	03/2021	9	(2,476)	(5)	3	0
Euro-OAT France Government 10-Year Bond March Futures	03/2021	8	(1,641)	(9)	0	0
Euro-Schatz March Futures	03/2021	456	(62,545)	62	3	0
Japan Government 10-Year Bond March Futures	03/2021	10	(14,713)	(1)	3	(1)
U.S. Treasury 2-Year Note March Futures	03/2021	678	(149,822)	(142)	0	(16)
U.S. Treasury 5-Year Note March Futures	03/2021	51	(6,434)	(7)	0	(2)
U.S. Treasury 10-Year Note March Futures	03/2021	933	(128,827)	(105)	0	(102)
U.S. Treasury 30-Year Bond March Futures	03/2021	687	(118,980)	975	0	(236)
$543	$25	$(373)
Total Futures Contracts	$753	$158	$(377)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.572%	$700	$(41)	$50	$9	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$24,100	$(1,145)	$(1,149)	$(2,294)	$0	$(48)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	45,500	$0	$(7)	$(7)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(1,110)	(1,085)	0	(2)
Receive(6)	3-Month USD-LIBOR	0.394	Semi-Annual	11/21/2023	$46,400	0	(44)	(44)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	190,000	(3)	(40)	(43)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	613,200	(33)	(192)	(225)	1	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	10,200	0	77	77	0	(8)
Receive	CPTFEMU	0.330	Maturity	07/15/2022	3,500	0	33	33	0	(1)
Pay	CPTFEMU	1.243	Maturity	08/15/2039	930	0	(3)	(3)	1	0
Pay	CPURNSA	1.825	Maturity	08/14/2021	$17,400	0	(146)	(146)	7	0
Pay	CPURNSA	1.840	Maturity	08/14/2021	19,600	(1)	(160)	(161)	8	0
Receive	CPURNSA	2.210	Maturity	02/05/2023	18,420	0	(323)	(323)	9	0
Receive	CPURNSA	2.263	Maturity	04/27/2023	5,770	(2)	(135)	(137)	4	0
Receive	CPURNSA	2.560	Maturity	05/08/2023	33,100	(5,377)	1,628	(3,749)	24	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	CPURNSA	2.263	Maturity	05/09/2023	3,130	0	(73)	(73)	2	0
Receive	CPURNSA	2.281	Maturity	05/10/2023	4,860	0	(127)	(127)	0	(5)
Receive	CPURNSA	1.798	Maturity	08/25/2027	8,900	0	291	291	18	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	4,400	0	112	112	9	0
Pay	CPURNSA	2.335	Maturity	02/05/2028	9,350	20	316	336	0	(19)
Pay	CPURNSA	2.353	Maturity	05/09/2028	3,130	0	126	126	0	(7)
Pay	CPURNSA	2.360	Maturity	05/09/2028	4,710	0	194	194	0	(10)
Pay	CPURNSA	2.364	Maturity	05/10/2028	4,860	0	202	202	0	(10)
Pay	CPURNSA	2.370	Maturity	06/06/2028	18,800	0	762	762	0	(40)
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,400	(1)	145	144	0	(7)
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,700	0	(88)	(88)	0	(15)
Pay	CPURNSA	1.998	Maturity	07/25/2029	6,900	5	(53)	(48)	0	(17)
Pay	CPURNSA	1.280	Maturity	05/19/2030	5,300	0	(490)	(490)	0	(15)
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	3,700	0	(109)	(109)	0	(3)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	6,700	(3)	(225)	(228)	0	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	1,280	5	297	302	3	0
Pay	UKRPI	3.386	Maturity	11/15/2024	GBP	16,300	330	410	740	3	0
Pay	UKRPI	3.330	Maturity	01/15/2025	27,900	655	357	1,012	0	(1)
Pay	UKRPI	3.400	Maturity	01/15/2030	6,600	(3)	213	210	0	(34)
Pay	UKRPI	3.480	Maturity	01/15/2030	6,900	117	204	321	0	(35)
Pay	UKRPI	3.475	Maturity	08/15/2030	7,200	99	11	110	0	(42)
$(4,167)	$2,053	$(2,114)	$90	$(271)
Total Swap Agreements	$(5,353)	$954	$(4,399)	$90	$(319)
(i)

Securities with an aggregate market value of $10,106 and cash of $3,591 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	729,402	$7,013	$0	$(51)
BPS	01/2021	AUD	4,866	3,579	0	(172)
02/2021	DKK	44,330	7,075	0	(206)
03/2021	$179	IDR	2,553,421	4	0
CBK	01/2021	EUR	2,478	$2,990	0	(38)
01/2021	JPY	71,110	683	0	(6)
01/2021	MXN	4,134	194	0	(14)
01/2021	$2	RUB	182	0	0
02/2021	DKK	46,513	$7,453	0	(187)
02/2021	PEN	5,236	1,461	14	0
02/2021	$3	RUB	211	0	0
GLM	01/2021	NZD	15,623	$10,973	0	(268)
01/2021	$14,451	JPY	1,495,700	35	0
01/2021	3	RUB	226	0	0
02/2021	DKK	35,949	$5,766	0	(138)
02/2021	JPY	1,495,700	14,455	0	(35)
02/2021	$860	DKK	5,210	0	(5)
03/2021	118	MYR	481	2	0
HUS	01/2021	GBP	10,247	$13,706	0	(307)
01/2021	JPY	131,369	1,261	0	(12)
01/2021	$1,025	GBP	757	11	0
02/2021	16	RUB	1,190	0	0
JPM	01/2021	AUD	3,697	$2,720	0	(130)
SCX	01/2021	2,159	1,590	0	(74)
01/2021	EUR	46,297	55,445	0	(1,114)
02/2021	46,297	56,685	88	0
02/2021	ILS	112	33	0	(2)
TOR	01/2021	CAD	5,704	4,403	0	(78)
01/2021	JPY	563,819	5,405	0	(56)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

	01/2021		$4,477	CAD	5,704		4	0
	02/2021	CAD	5,704		$4,478		0	(4)
UAG	01/2021	AUD	7,264		5,341		0	(260)
	02/2021	DKK	55,457		8,879		0	(229)
	02/2021		$8	RUB	598		0	0
Total Forward Foreign Currency Contracts							$158	$(3,386)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Put - OTC GBP versus USD			$1.315	01/07/2021	20,404	$264	$3
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,900	$3	$266
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,890	449	401
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,810	210	191
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.344	11/17/2022	109,100	122	177
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,700	270	255
							$1,054	$1,290
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 02/01/2051		$62.000	02/04/2021		29,100	$1	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2051		72.000	02/04/2021		14,700	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2051		75.000	02/04/2021		8,800	0	0
							$2	$0
Total Purchased Options							$1,320	$1,293
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.450%	01/20/2021	3,300	$(3)	$(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	01/20/2021	3,300	(4)	0
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	98.250	01/20/2021	800	(6)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	02/17/2021	1,500	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	8,700	(7)	(5)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	5,000	(7)	(7)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	8,700	(8)	(10)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	2,700	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	2,700	(4)	(5)
BRC	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	03/17/2021	5,000	(7)	(7)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	3,800	(3)	0
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	3,000	(2)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	03/17/2021	6,100	(4)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	03/17/2021	6,100	(7)	(7)
							$(66)	$(49)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	6,300	$(286)	$(5)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	36,100	(263)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	3,200	(22)	0
							$(571)	$(5)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,700	$0	$(246)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,640	(438)	(373)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	8,360	(205)	(177)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	90,900	(141)	(121)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	11,200	(272)	(235)
$(1,056)	$(1,152)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	$102.906	03/11/2021	700	$(3)	$(5)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,700	(3)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	700	(1)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	600	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	700	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	800	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	800	(1)	(1)
$(14)	$(14)
Total Written Options	$(1,707)	$(1,220)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	2,962	0.433% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	$29,396	$0	$816	$816	$0
CBK	Receive	DWRTFT Index	12,316	0.384% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	125,651	0	(44)	0	(44)
Receive	DWRTFT Index	18,371	0.433% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/11/2021	164,100	0	22,985	22,985	0
FBF	Receive	DWRTFT Index	8,801	0.374% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	89,790	0	(31)	0	(31)
JPM	Receive	DWRTFT Index	3,983	0.404% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	40,635	0	(15)	0	(15)
UAG	Receive	DWRTFT Index	5,428	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	55,378	0	(16)	0	(16)
Receive	DWRTFT Index	3,163	0.344% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	32,269	0	(10)	0	(10)
Receive	DWRTFT Index	22,283	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	227,336	0	(79)	0	(79)
$0	$23,606	$23,801	$(195)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Aircastle Ltd.	80,558	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	$3,094	$0	$0	$0	$0
	Receive	Alexandria Real Estate Equities, Inc.	23,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	4,099	0	24	24	0
	Receive	American Homes 4 Rent	123,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	3,690	0	5	5	0
	Receive	American Tower Corp.	41,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	9,203	0	47	47	0
	Receive	Americold Realty Trust	211,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	7,877	0	42	42	0
	Receive	Apartment Investment & Management Co.	80,558	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	425	0	0	0	0
	Receive	CoreSite Realty Corp.	10,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	1,253	0	12	12	0
	Receive	Duke Realty Corp.	90,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	3,597	0	(1)	0	(1)
	Receive	Equity LifeStyle Properties, Inc.	156,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	9,884	0	51	51	0
	Receive	First Industrial Realty Trust, Inc.	41,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	1,727	0	10	10	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	2,290	0	(1)	0	(1)
	Receive	Invitation Homes, Inc.	288,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	8,554	0	(2)	0	(2)
	Receive	Mid-America Apartment Communities, Inc.	54,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	6,841	0	(2)	0	(2)
	Receive	Regency Centers Corp.	63,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	2,872	0	37	37	0
	Receive	Rexford Industrial Realty, Inc.	41,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	2,014	0	8	8	0
	Receive	SBA Communications Corp.	17,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	4,796	0	(1)	0	(1)
	Receive	Sun Communities, Inc.	14,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	2,127	0	10	10	0
	Receive	Equinix, Inc.	8,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	5,714	0	(2)	0	(2)
	Receive	MGM Growth Properties LLC	100,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	3,130	0	48	48	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

	Receive	Prologis, Inc.	71,000	0.314% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	7,076	0	(2)	0	(2)
MYI	Receive	Kimco Realty Corp.	213,400	(0.348)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	3,257	0	(53)	0	(53)
	Receive	Crown Castle International Corp.	10,000	0.144% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	1,592	0	0	0	0
	Receive	Digital Realty Trust, Inc.	129,276	0.253% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	16,651	0	1,527	1,527	0
	Receive	Extra Space Storage, Inc.	53,599	0.453% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	5,984	0	224	224	0
	Receive	Public Storage	109,916	0.153% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	24,749	0	632	632	0
	Receive	Simon Property Group, Inc.	97,414	0.253% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	8,742	0	(309)	0	(309)
	Receive	Welltower, Inc.	154,593	0.703% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	10,183	0	(197)	0	(197)
	Receive	Equinix, Inc.	313,889	0.303% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/15/2021	18,620	0	174	174	0
	Receive	Aircastle Ltd.	188,074	0.403% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	7,137	0	85	85	0
	Receive	Alexandria Real Estate Equities, Inc.	88,099	0.403% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	15,521	0	273	273	0
	Receive	Apartment Investment & Management Co.	188,074	0.403% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	948	0	45	45	0
	Receive	Host Hotels & Resorts, Inc.	437,309	0.403% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	6,345	0	51	51	0
	Receive	Prologis, Inc.	451,927	0.403% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021	44,989	0	41	41	0
								$0	$2,776	$3,346	$(570)
Total Swap Agreements								$0	$26,382	$27,147	$(765)
(k)

Securities with an aggregate market value of $1,376 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)							Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$52,678	$0		$52,678
Industrials					0		8,699	0		8,699
Utilities					0		2,289	0		2,289
U.S. Government Agencies					0		207,765	0		207,765
U.S. Treasury Obligations					0		1,338,100	0		1,338,100
Non-Agency Mortgage-Backed Securities					0		20,508	0		20,508
Asset-Backed Securities					0		116,099	0		116,099
Sovereign Issues					0		96,902	0		96,902
Preferred Securities
Banking & Finance					0		1,540	0		1,540

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Real Estate Investment Trusts
Real Estate	289,613	0	0	289,613
Short-Term Instruments
Repurchase Agreements	0	7,689	0	7,689
Argentina Treasury Bills	0	323	0	323
	$289,613	$1,852,592	$0	$2,142,205
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,501	$0	$0	$10,501
Total Investments	$300,114	$1,852,592	$0	$2,152,706
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,629)	$0	$(6,629)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	158	90	0	248
Over the counter	0	28,598	0	28,598
	$158	$28,688	$0	$28,846
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(377)	(319)	0	(696)
Over the counter	0	(5,369)	(2)	(5,371)
	$(377)	$(5,688)	$(2)	$(6,067)
Total Financial Derivative Instruments	$(219)	$23,000	$(2)	$22,779
Totals	$299,895	$1,868,963	$(2)	$2,168,856

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Senior Floating Rate Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 92.6%
Acadia Healthcare Co., Inc. 2.647% (LIBOR03M + 2.500%) due 02/16/2023 ~		$1,900	$1,896
Adevinta ASA TBD% due 10/13/2027		1,800	1,803
Advantage Sales & Marketing, Inc. 6.000% (LIBOR03M + 5.250%) due 10/28/2027 ~		3,500	3,496
Allied Universal Holdco LLC 4.397% (LIBOR03M + 4.250%) due 07/10/2026 ~		1,588	1,584
Alpha BV 4.000% (LIBOR03M + 3.000%) due 01/31/2024 ~		1,618	1,614
Altice Financing S.A.
2.897% (LIBOR03M + 2.750%) due 01/31/2026 ~		2,437	2,389
2.909% (LIBOR03M + 2.750%) due 07/15/2025 ~		992	973
Altice France S.A. 4.237% (LIBOR03M + 4.000%) due 08/14/2026 ~		5,695	5,682
American Builders & Contractors Supply Co., Inc. 2.147% (LIBOR03M + 2.000%) due 01/15/2027 ~		2,425	2,406
AmWINS Group, Inc. 2.903% - 3.750% (LIBOR03M + 2.750%) due 01/25/2024 ~		465	466
APi Group DE, Inc.
2.647% (LIBOR03M + 2.500%) due 10/01/2026 ~		916	914
2.897% (LIBOR03M + 2.750%) due 10/01/2026 ~		2,500	2,502
Arches Buyer, Inc. 4.500% due 12/06/2027		7,875	7,893
Array Technologies, Inc. 5.000% (LIBOR03M + 4.000%) due 10/08/2027 ~		2,740	2,695
Astoria Energy LLC TBD% due 12/10/2027		2,575	2,567
Asurion LLC
TBD% due 12/23/2026		3,980	3,948
3.147% (LIBOR03M + 3.000%) due 11/03/2023 ~		410	409
3.147% (LIBOR03M + 3.000%) due 11/03/2024 ~		496	493
3.397% (LIBOR03M + 3.250%) due 08/04/2022 ~		574	574
Avantor, Inc.
3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~		411	412
3.500% (LIBOR03M + 2.500%) due 11/08/2027 ~		4,700	4,712
Axalta Coating Systems U.S. Holdings, Inc. 2.004% (LIBOR03M + 1.750%) due 06/01/2024 ~		2,137	2,124
B.C. Unlimited Liability Co. 1.897% (LIBOR03M + 1.750%) due 11/19/2026 ~		463	456
Banijay Entertainment S.A.S 3.903% (LIBOR03M + 3.750%) due 03/01/2025 ~		1,047	1,037
Barracuda Networks, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2025 ~		1,197	1,198
Bausch Health Cos., Inc. 3.148% (LIBOR03M + 3.000%) due 06/02/2025 ~		1,450	1,446
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~		910	906
Berry Global, Inc. 2.149% (LIBOR03M + 2.000%) due 07/01/2026 ~		2,138	2,131
Blackhawk Network Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 06/15/2025 ~		554	541
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 02/06/2027 ~	EUR	2,800	3,433
BWAY Holding Co. 3.480% (LIBOR03M + 3.250%) due 04/03/2024 ~		$3,640	3,531
Cablevision Lightpath LLC 3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		900	900
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		3,914	3,848
4.647% (LIBOR03M + 4.500%) due 07/21/2025 ~		3,242	3,252
Calpine Construction Finance Co., L.P. 2.147% (LIBOR03M + 2.000%) due 01/15/2025 ~		595	589
Calpine Corp.
2.147% (LIBOR03M + 2.000%) due 08/12/2026 ~		397	392
2.400% (LIBOR03M + 2.250%) due 04/05/2026 ~		1,092	1,086
Camelot U.S. Acquisition Co. 3.147% (LIBOR03M + 3.000%) due 10/30/2026 ~		2,604	2,595
Canada Goose, Inc. 5.000% (LIBOR03M + 4.250%) due 10/07/2027 ~		1,400	1,403
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		2,239	2,319

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2020 (Unaudited)

Catalent Pharma Solutions, Inc. 3.250% (LIBOR03M + 2.250%) due 05/18/2026 ~		983	985
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~		1,421	1,423
CityCenter Holdings LLC 2.397% (LIBOR03M + 2.250%) due 04/18/2024 ~		2,350	2,324
Clear Channel Outdoor Holdings, Inc. 3.714% (LIBOR03M + 3.500%) due 08/21/2026 ~		4,962	4,788
CNT Holdings Corp. 4.500% due 11/08/2027		2,000	2,003
Cogeco Communications (U.S.A.) LP 2.147% (LIBOR03M + 2.000%) due 01/03/2025 ~		481	476
Cohu, Inc. 3.147% (LIBOR03M + 3.000%) due 10/01/2025 «~		1,877	1,858
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,418	1,412
Consumer Cellular, Inc. TBD% due 12/10/2027		1,200	1,203
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		897	896
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,812	3,812
Coty, Inc. 2.402% (LIBOR03M + 2.250%) due 04/07/2025 ~		2,480	2,352
Cox Media Group, Inc. 4.397% (LIBOR03M + 4.250%) due 12/17/2026 ~		495	496
CSC Holdings LLC 2.659% (LIBOR03M + 2.500%) due 04/15/2027 ~		2,584	2,569
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~		1,378	1,384
Delta 2 (LUX) SARL 3.500% (LIBOR03M + 2.500%) due 02/01/2024 ~		2,362	2,344
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		2,065	2,102
Diamond (BC) BV
3.147% - 3.214% (LIBOR03M + 3.000%) due 09/06/2024 ~		98	97
3.147% - 3.214% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	2,634	3,176
Diamond Sports Group LLC 3.400% (LIBOR03M + 3.250%) due 08/24/2026 ~		$6,071	5,434
Dun & Bradstreet Corp. TBD% due 02/06/2026		1,375	1,377
E2open LLC TBD% due 10/29/2027		1,625	1,624
Energizer Holdings, Inc.
TBD% due 12/16/2027		1,441	1,444
TBD% due 12/22/2027		1,219	1,222
Entercom Media Corp. 2.648% - 4.750% (LIBOR03M + 2.500%) due 11/18/2024 ~		352	344
ExGen Renewables LLC 3.750% (LIBOR03M + 2.750%) due 12/15/2027 ~		2,610	2,618
EyeCare Partners LLC 3.750% - 3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		882	862
Flex Acquisition Co., Inc. 3.225% (LIBOR03M + 3.000%) due 06/29/2025 ~		1,473	1,460
Franklin Square Holdings LP 2.438% (LIBOR03M + 2.250%) due 08/01/2025 ~		1,026	1,022
Froneri International PLC 2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		2,313	2,295
FrontDoor, Inc. 2.688% (LIBOR03M + 2.500%) due 08/16/2025 ~		660	658
Frontier Communications Corp. 5.750% (LIBOR03M + 4.750%) due 10/08/2021 «~		4,175	4,217
Gardner Denver, Inc. 2.897% (LIBOR03M + 2.750%) due 03/01/2027 ~		2,537	2,541
Getty Images, Inc. 4.647% (LIBOR03M + 4.500%) due 02/19/2026 ~		1,985	1,962
Global Medical Response, Inc. 5.750% due 10/02/2025		4,242	4,225
GlobalLogic Holdings, Inc. 2.897% (LIBOR03M + 2.750%) due 08/01/2025 «~		990	984
Golden Entertainment, Inc. 3.750% (LIBOR03M + 3.000%) due 10/21/2024 ~		300	294
Graham Packaging Co., Inc. 4.500% (LIBOR03M + 3.750%) due 08/04/2027 ~		5,388	5,412
Granite Acquisition, Inc. 4.750% (LIBOR03M + 3.750%) due 09/19/2022 ~		1,969	1,972
Greeneden U.S. Holdings LLC 4.750% (LIBOR03M + 4.000%) due 12/01/2027 ~		1,150	1,154
GYP Holdings Corp. 2.897% (LIBOR03M + 2.750%) due 06/01/2025 ~		841	839
Hearthside Food Solutions LLC
3.834% (LIBOR03M + 3.688%) due 05/23/2025 ~		1,075	1,060
6.000% (LIBOR03M + 5.000%) due 05/23/2025 ~		398	400
iHeartCommunications, Inc. 3.147% (LIBOR03M + 3.000%) due 05/01/2026 ~		674	664

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2020 (Unaudited)

Illuminate Buyer LLC 4.147% (LIBOR03M + 4.000%) due 06/30/2027 ~	2,100	2,104
INEOS Enterprises Holdings U.S. Finco LLC 4.500% (LIBOR03M + 3.500%) due 08/28/2026 ~	1,520	1,519
Ineos U.S. Finance LLC 2.147% (LIBOR03M + 2.000%) due 04/01/2024 ~	2,194	2,170
Informatica LLC 3.397% (LIBOR03M + 3.250%) due 02/25/2027 ~	1,023	1,018
ION Media Networks, Inc. 3.188% (LIBOR03M + 3.000%) due 12/18/2024 ~	2,528	2,527
IRB Holding Corp.
TBD% due 12/15/2027	2,675	2,679
3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	2,246	2,231
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~	3,800	3,801
Jeld-Wen, Inc. 2.147% - 2.148% (LIBOR03M + 2.000%) due 12/14/2024 ~	1,958	1,938
KAR Auction Services, Inc. 2.438% (LIBOR03M + 2.250%) due 09/19/2026 ~	221	217
KIK Custom Products, Inc. TBD% due 12/17/2026	2,350	2,356
LABL, Inc. 4.647% (LIBOR03M + 4.500%) due 07/01/2026 ~	1,484	1,488
LBM Acquisition LLC
TBD% due 12/09/2027	1,291	1,293
TBD% due 12/09/2027 µ	287	287
Les Schwab Tire Centers 4.250% (LIBOR03M + 3.500%) due 11/02/2027 ~	2,625	2,628
Level 3 Financing, Inc. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~	2,894	2,854
Life Time Fitness, Inc. 3.750% (LIBOR03M + 2.750%) due 06/10/2022 ~	983	960
Marriott Ownership Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 08/29/2025 ~	542	532
McAfee LLC 3.898% (LIBOR03M + 3.750%) due 09/30/2024 ~	2,259	2,262
Messer Industrie GmbH 2.754% (LIBOR03M + 2.500%) due 03/01/2026 ~	433	430
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~	4,527	4,478
Milano Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~	2,075	2,080
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~	432	431
MTN Infrastructure TopCo., Inc. 4.000% (LIBOR03M + 3.000%) due 11/15/2024 ~	1,224	1,224
National Mentor Holdings, Inc.
4.397% (LIBOR03M + 4.250%) due 03/09/2026 ~	403	404
4.510% (LIBOR03M + 4.250%) due 03/09/2026 ~	18	18
NEP Group, Inc. 3.397% (LIBOR03M + 3.250%) due 10/20/2025 ~	3,316	3,158
Nexstar Broadcasting, Inc. 2.905% (LIBOR03M + 2.750%) due 09/18/2026 ~	1,051	1,046
NorthRiver Midstream Finance LP 3.475% (LIBOR03M + 3.250%) due 10/01/2025 ~	733	723
Novelis, Inc. TBD% due 04/15/2025 «	3,840	3,802
Numericable U.S. LLC 2.897% (LIBOR03M + 2.750%) due 07/31/2025 ~	1,433	1,406
OneDigital Borrower LLC
TBD% due 11/16/2027 ~µ	305	305
5.250% (LIBOR03M + 4.500%) due 11/16/2027 ~	1,645	1,647
Ortho-Clinical Diagnostics S.A. 3.398% (LIBOR03M + 3.250%) due 06/30/2025 ~	4,902	4,842
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~	879	865
Penn National Gaming, Inc. 3.000% (LIBOR03M + 2.250%) due 10/15/2025 ~	483	478
Petco Animal Supplies, Inc. 4.250% (LIBOR03M + 3.250%) due 01/26/2023 ~	1,333	1,285
Phoenix Guarantor, Inc. 3.402% (LIBOR03M + 3.250%) due 03/05/2026 ~	1,372	1,367
PQ Corp. 4.000% (LIBOR03M + 3.000%) due 02/07/2027 ~	685	686
Presidio, Inc. 3.720% (LIBOR03M + 3.500%) due 01/22/2027 ~	2,219	2,220
Prime Security Services Borrower LLC 4.250% (LIBOR03M + 3.250%) due 09/23/2026 ~	1,285	1,289
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~	1,313	1,258
Rackspace Hosting, Inc. 4.000% (LIBOR03M + 3.000%) due 11/03/2023 ~	1,640	1,641
Radiate Holdco LLC 4.250% (LIBOR03M + 3.500%) due 09/25/2026 ~	2,485	2,492
Red Ventures LLC 2.647% (LIBOR03M + 2.500%) due 11/08/2024 ~	2,484	2,448

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2020 (Unaudited)

RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/16/2025 ~		2,952	2,947
Reynolds Group Holdings, Inc.
2.897% (LIBOR03M + 2.750%) due 02/05/2023 ~		644	642
3.397% (LIBOR03M + 3.250%) due 02/05/2026 ~		1,625	1,617
Ryan Specialty Group LLC 4.000% (LIBOR03M + 3.250%) due 09/01/2027 ~		3,342	3,342
Sabre GLBL, Inc. 2.147% (LIBOR03M + 2.000%) due 02/22/2024 ~		2,977	2,914
Scientific Games International, Inc. 2.897% (LIBOR03M + 2.750%) due 08/14/2024 ~		2,249	2,203
Select Medical Corp. 2.530% (LIBOR03M + 2.250%) due 03/06/2025 ~		243	242
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 «~		1,251	1,261
Sigma Bidco BV 3.369% (LIBOR03M + 3.000%) due 07/02/2025 ~		2,481	2,465
Sinclair Television Group, Inc. 2.400% (LIBOR03M + 2.250%) due 01/03/2024 ~		553	549
SolarWinds Holdings, Inc. 2.897% (LIBOR03M + 2.750%) due 02/05/2024 ~		1,253	1,202
Sophia LP 4.500% (LIBOR03M + 3.750%) due 10/07/2027 ~		1,550	1,555
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		832	836
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/30/2025 ~		1,950	1,976
SS&C Technologies Holdings Europe SARL 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		289	286
SS&C Technologies, Inc. 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		1,955	1,938
Staples, Inc.
4.714% (LIBOR03M + 4.500%) due 09/12/2024 ~		246	242
5.214% (LIBOR03M + 5.000%) due 04/16/2026 ~		1,631	1,585
Starfruit Finco BV 3.153% (LIBOR03M + 3.000%) due 10/01/2025 ~		4,666	4,621
Station Casinos LLC 2.500% (LIBOR03M + 2.250%) due 02/08/2027 ~		2,557	2,525
Summer (BC) Holdco B SARL 4.750% (EUR003M + 4.750%) due 12/04/2026 ~	EUR	3,000	3,664
Sunshine Investments BV 3.471% (LIBOR03M + 3.250%) due 03/28/2025 ~		$923	919
Sunshine Luxembourg SARL
3.500% (EUR003M + 3.500%) due 10/01/2026 ~	EUR	1,000	1,221
4.254% (LIBOR03M + 4.000%) due 10/01/2026 ~		$308	309
Symplr Software, Inc. 5.250% (LIBOR03M + 4.500%) due 12/22/2027 ~		575	570
Synlab Bondco PLC TBD% due 07/31/2027	EUR	2,500	3,056
Telesat LLC 2.900% (LIBOR03M + 2.750%) due 12/07/2026 ~		$814	807
Tempo Acquisition LLC 3.750% (LIBOR03M + 3.250%) due 11/02/2026 ~		1,990	1,981
Tibco Software, Inc. 3.900% (LIBOR03M + 3.750%) due 06/30/2026 ~		597	591
TransDigm, Inc. 2.397% (LIBOR03M + 2.250%) due 12/09/2025 ~		4,962	4,876
Tronox Finance LLC 3.147% - 3.254% (LIBOR03M + 3.000%) due 09/23/2024 ~		971	968
U.S. Foods, Inc. 1.897% (LIBOR03M + 1.750%) due 06/27/2023 ~		5,154	5,091
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		1,666	1,661
Uber Technologies, Inc. 5.000% (LIBOR03M + 4.000%) due 04/04/2025 ~		2,477	2,493
Ultimate Software Group, Inc. 4.750% (LIBOR03M + 4.000%) due 05/04/2026 ~		1,995	2,009
Univar, Inc. 2.397% (LIBOR03M + 2.250%) due 07/01/2024 ~		895	892
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		4,157	4,136
USI, Inc. 3.254% (LIBOR03M + 3.000%) due 05/16/2024 ~		4,844	4,783
USS Ultimate Holdings, Inc. 4.750% (LIBOR03M + 3.750%) due 08/25/2024 ~		6,096	6,105
Verifone Systems, Inc. 4.224% (LIBOR03M + 4.000%) due 08/20/2025 ~		3,509	3,404
Verscend Holding Corp. 4.647% (LIBOR03M + 4.500%) due 08/27/2025 ~		1,591	1,593
Vertical U.S. Newco, Inc. 4.567% - 4.570% (LIBOR03M + 4.250%) due 07/30/2027 ~		1,150	1,157
Virgin Media Bristol LLC 2.659% (LIBOR03M + 2.500%) due 01/31/2028 ~		1,325	1,314
VS Buyer LLC 3.397% (LIBOR03M + 3.250%) due 02/28/2027 ~		596	594

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2020 (Unaudited)

Wand NewCo 3, Inc. 3.102% (LIBOR03M + 3.000%) due 02/05/2026 ~	3,022	2,984
Weber-Stephen Products LLC 4.000% (LIBOR03M + 3.250%) due 10/30/2027 ~	2,300	2,306
Welbilt, Inc. 2.645% (LIBOR03M + 2.500%) due 10/23/2025 ~	1,615	1,537
Whatabrands LLC 2.970% (LIBOR03M + 2.750%) due 07/31/2026 ~	548	544
White Cap Buyer LLC 4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~	3,600	3,604
WOOF Holdings,, Inc. 4.500% (LIBOR03M + 3.750%) due 12/16/2027 ~	1,100	1,101
Wyndham Destinations, Inc. 2.464% (LIBOR03M + 2.250%) due 05/30/2025 ~	980	970
Wyndham Hotels & Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 05/30/2025 ~	1,601	1,584
Zaxby's Operating Co. LP TBD% due 12/10/2027	1,225	1,230
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~	4,739	4,716
Ziggo Financing Partnership BV 2.659% (LIBOR03M + 2.500%) due 04/30/2028 ~	1,728	1,716
Total Loan Participations and Assignments (Cost $342,021)		352,720
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	650	682
Freedom Mortgage Corp. 7.625% due 05/01/2026	350	370
		1,052
INDUSTRIALS 0.4%
Chobani LLC 4.625% due 11/15/2028	1,450	1,475
Total Corporate Bonds & Notes (Cost $2,455)		2,527
	SHARES
WARRANTS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	53,136	0
Total Warrants (Cost $0)		0
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.2%		594
	PRINCIPAL AMOUNT (000s)

U.S. TREASURY BILLS 0.2%
0.080% due 02/04/2021 - 02/25/2021 (a)(b)(f)	652	652
Total Short-Term Instruments (Cost $1,246)		1,246
Total Investments in Securities (Cost $345,722)		356,493
	SHARES
INVESTMENTS IN AFFILIATES 12.7%
SHORT-TERM INSTRUMENTS 12.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.7%
PIMCO Short-Term Floating NAV Portfolio III	4,914,621	48,463

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $48,458)	48,463
Total Investments in Affiliates (Cost $48,458)	48,463
Total Investments 106.3% (Cost $394,180)	$404,956
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $431)	(181)
Other Assets and Liabilities, net (6.3)%	(23,793)
Net Assets 100.0%	$380,982

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
µ				All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$594	U.S. Treasury Bills 0.000% due 12/30/2021		$(606)	$594	$594
Total Repurchase Agreements							$(606)	$594	$594

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(3,314) at a weighted average interest rate of 0.721%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$8,200	$431	$350	$781	$16	$0
Total Swap Agreements					$431	$350	$781	$16	$0
Cash of $1,057 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)				FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability
SCX	01/2021		EUR	8,904	$10,663		$0		$(214)
	02/2021			8,904	10,902		17		0
Total Forward Foreign Currency Contracts							$17		$(214)
(f)

Securities with an aggregate market value of $119 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$340,598	$12,122	$352,720
Corporate Bonds & Notes
Banking & Finance	0	1,052	0	1,052
Industrials	0	1,475	0	1,475
Short-Term Instruments
Repurchase Agreements	0	594	0	594
U.S. Treasury Bills	0	652	0	652
$0	$344,371	$12,122	$356,493
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,463	$0	$0	$48,463
Total Investments	$48,463	$344,371	$12,122	$404,956
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16	0	16
Over the counter	0	17	0	17
$0	$33	$0	$33
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(214)	$0	$(214)
Total Financial Derivative Instruments	$0	$(181)	$0	$(181)
Totals	$48,463	$344,190	$12,122	$404,775

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$62,620	$43,490	$(52,044)	$463	$493	$6,909	$907	$(50,716)	$12,122	$697
Totals	$62,620	$43,490	$(52,044)	$463	$493	$6,909	$907	$(50,716)	$12,122	$697
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$12,122	Third Party Vendor	Broker Quote	99.000 - 101.000	99.908
Total	$12,122
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Asset Investment Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.5% ¤
CORPORATE BONDS & NOTES 40.5%
BANKING & FINANCE 25.0%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	$25,588	$25,911
5.000% due 10/01/2021	1,000	1,030
AIA Group Ltd. 0.759% (US0003M + 0.520%) due 09/20/2021 ~	17,800	17,797
AIG Global Funding 0.866% (US0003M + 0.650%) due 01/22/2021 ~	17,045	17,050
Ally Financial, Inc. 4.250% due 04/15/2021	52,052	52,591
American Express Co.
0.825% (US0003M + 0.600%) due 11/05/2021 ~	1,432	1,438
0.844% (US0003M + 0.620%) due 05/20/2022 ~	18,000	18,117
American Honda Finance Corp.
0.520% (US0003M + 0.290%) due 12/10/2021 ~	10,000	10,021
0.571% (US0003M + 0.350%) due 06/11/2021 ~	10,600	10,615
0.575% (US0003M + 0.350%) due 11/05/2021 ~	223	224
0.840% (US0003M + 0.610%) due 09/09/2021 ~	674	677
American Tower Corp. 2.250% due 01/15/2022	13,118	13,372
Aozora Bank Ltd. 3.810% due 09/07/2021	5,710	5,827
Aviation Capital Group LLC
1.175% (US0003M + 0.950%) due 06/01/2021 ~	12,800	12,722
6.750% due 04/06/2021	3,433	3,481
Barclays PLC
2.316% (US0003M + 2.110%) due 08/10/2021 ~	10,000	10,114
3.200% due 08/10/2021	28,537	29,012
3.250% due 01/12/2021	7,233	7,237
BBVA USA
0.951% (US0003M + 0.730%) due 06/11/2021 ~	25,500	25,559
3.500% due 06/11/2021	22,495	22,751
BNZ International Funding Ltd. 1.200% (US0003M + 0.980%) due 09/14/2021 ~	3,000	3,019
BOC Aviation Ltd. 1.264% (US0003M + 1.050%) due 05/02/2021 ~	9,390	9,385
Boston Properties LP 4.125% due 05/15/2021	5,950	5,975
BPCE S.A. 0.524% (SOFRRATE + 0.440%) due 02/17/2022 ~	32,200	32,260
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~	6,200	6,194
Caterpillar Financial Services Corp. 0.454% (US0003M + 0.220%) due 01/06/2022 ~	13,800	13,824
Citibank N.A. 0.824% (US0003M + 0.600%) due 05/20/2022 ~	41,050	41,129
Cooperatieve Rabobank UA 1.054% (US0003M + 0.830%) due 01/10/2022 ~	6,500	6,552
Credit Agricole S.A. 1.654% (US0003M + 1.430%) due 01/10/2022 ~	1,450	1,466
Credit Suisse AG
0.536% (SOFRRATE + 0.450%) due 02/04/2022 ~	1,850	1,854
2.100% due 11/12/2021	28,400	28,841
Credit Suisse Group Funding Guernsey Ltd.
2.508% (US0003M + 2.290%) due 04/16/2021 ~	1,000	1,006
3.450% due 04/16/2021	4,500	4,541
Danske Bank A/S
2.000% due 09/08/2021	18,643	18,855
2.800% due 03/10/2021	25,317	25,427
DNB Bank ASA 1.298% (US0003M + 1.070%) due 06/02/2021 ~	2,000	2,008
First Abu Dhabi Bank PJSC 1.180% (US0003M + 0.950%) due 04/16/2022 ~	6,900	6,941
Ford Motor Credit Co. LLC 2.770% (US0003M + 2.550%) due 01/07/2021 ~	7,900	7,899
General Motors Financial Co., Inc.
1.080% (US0003M + 0.850%) due 04/09/2021 ~	10,798	10,805
1.332% (US0003M + 1.100%) due 11/06/2021 ~	2,400	2,408
1.779% (US0003M + 1.550%) due 01/14/2022 ~	1,183	1,193
3.200% due 07/06/2021	4,870	4,923
3.550% due 04/09/2021	1,422	1,433

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

4.200% due 03/01/2021	10,747	10,774
4.375% due 09/25/2021	937	962
Goldman Sachs Group, Inc.
1.325% (US0003M + 1.110%) due 04/26/2022 ~	22,105	22,167
1.575% (US0003M + 1.360%) due 04/23/2021 ~	4,700	4,713
Harley-Davidson Financial Services, Inc.
1.168% (US0003M + 0.940%) due 03/02/2021 ~	2,205	2,205
3.550% due 05/21/2021	3,100	3,134
HSBC Bank Canada 3.300% due 11/28/2021	4,490	4,609
HSBC Holdings PLC 1.738% (US0003M + 1.500%) due 01/05/2022 ~	1,750	1,771
HSH Portfoliomanagement AoeR 0.561% (US0003M + 0.330%) due 11/19/2021 ~	6,000	6,015
ING Groep NV 1.401% (US0003M + 1.150%) due 03/29/2022 ~	47,371	47,881
Jackson National Life Global Funding
0.701% (US0003M + 0.480%) due 06/11/2021 ~	1,000	1,002
2.250% due 04/29/2021	2,000	2,013
KEB Hana Bank
2.125% due 10/18/2021	11,400	11,548
3.375% due 01/30/2022	2,500	2,576
Kookmin Bank 3.625% due 10/23/2021	2,000	2,051
Lloyds Bank PLC 0.703% (US0003M + 0.490%) due 05/07/2021 ~	4,522	4,529
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~	38,800	38,932
Macquarie Bank Ltd. 0.682% (US0003M + 0.450%) due 08/06/2021 ~	4,000	4,010
MET Tower Global Funding 0.635% due 01/17/2023 •	800	804
Mitsubishi UFJ Financial Group, Inc.
0.865% (US0003M + 0.650%) due 07/26/2021 ~	1,951	1,957
0.925% (US0003M + 0.700%) due 03/07/2022 ~	3,000	3,018
1.005% (US0003M + 0.790%) due 07/25/2022 ~	4,000	4,034
1.280% (US0003M + 1.060%) due 09/13/2021 ~	38,797	39,059
Mizuho Financial Group, Inc. 1.101% (US0003M + 0.880%) due 09/11/2022 ~	36,925	37,346
New York Life Global Funding 0.489% (US0003M + 0.280%) due 01/21/2022 ~	7,000	7,017
Nissan Motor Acceptance Corp.
0.737% (US0003M + 0.520%) due 03/15/2021 ~	9,400	9,393
0.869% (US0003M + 0.630%) due 09/21/2021 ~	19,492	19,445
2.550% due 03/08/2021	6,750	6,769
3.150% due 03/15/2021	3,500	3,516
NTT Finance Corp. 1.900% due 07/21/2021	2,050	2,065
ORIX Corp. 2.650% due 04/13/2021	56,298	56,627
Protective Life Global Funding 0.771% (US0003M + 0.520%) due 06/28/2021 ~	5,000	5,012
QNB Finance Ltd.
1.214% (US0003M + 1.000%) due 05/02/2022 ~	3,600	3,614
1.310% (SOFRRATE + 1.225%) due 02/12/2022 ~	800	803
1.574% (US0003M + 1.350%) due 05/31/2021 ~	26,121	26,207
2.125% due 09/07/2021	7,136	7,211
Reliance Standard Life Global Funding 3.050% due 01/20/2021	6,200	6,207
Santander UK Group Holdings PLC 3.125% due 01/08/2021	700	700
Santander UK PLC
0.845% (US0003M + 0.620%) due 06/01/2021 ~	8,800	8,821
3.400% due 06/01/2021	1,100	1,114
Skandinaviska Enskilda Banken AB 0.865% (US0003M + 0.645%) due 12/12/2022 ~	3,000	3,027
Standard Chartered PLC 3.050% due 01/15/2021	39,715	39,745
Synchrony Bank 3.650% due 05/24/2021	6,300	6,363
Synchrony Financial 3.750% due 08/15/2021	5,143	5,218
Toronto-Dominion Bank 0.514% due 07/30/2021 •	1,000	1,002
UBS Group AG 2.004% due 04/14/2021 •	17,818	17,901
United Overseas Bank Ltd.
0.689% (US0003M + 0.480%) due 04/23/2021 ~	10,845	10,856
3.200% due 04/23/2021	2,800	2,823
Wells Fargo & Co. 1.144% (US0003M + 0.930%) due 02/11/2022 ~	20,000	20,017
Wells Fargo Bank N.A.
0.853% (US0003M + 0.620%) due 05/27/2022 ~	42,000	42,088
0.890% (US0003M + 0.660%) due 09/09/2022 ~	7,500	7,532
Woori Bank
2.625% due 07/20/2021	7,510	7,600

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

5.875% due 04/13/2021	600	608
		1,109,895
INDUSTRIALS 13.8%
AbbVie, Inc.
0.691% (US0003M + 0.460%) due 11/19/2021 ~	11,700	11,731
2.150% due 11/19/2021	1,400	1,423
5.000% due 12/15/2021	2,000	2,065
Altria Group, Inc. 4.750% due 05/05/2021	1,250	1,268
Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~	41,795	41,884
2.750% due 07/15/2021	651	659
3.500% due 06/25/2021	3,204	3,243
BMW U.S. Capital LLC
0.631% (US0003M + 0.410%) due 04/12/2021 ~	1,500	1,501
0.714% (US0003M + 0.500%) due 08/13/2021 ~	19,900	19,948
0.759% (US0003M + 0.530%) due 04/14/2022 ~	3,250	3,260
Bristol-Myers Squibb Co. 0.601% (US0003M + 0.380%) due 05/16/2022 ~	1,000	1,004
Campbell Soup Co. 0.847% (US0003M + 0.630%) due 03/15/2021 ~	25,240	25,263
Central Nippon Expressway Co. Ltd.
0.681% (US0003M + 0.460%) due 02/15/2022 ~	6,000	6,008
0.774% (US0003M + 0.560%) due 11/02/2021 ~	6,300	6,314
1.042% due 03/03/2022 •	13,760	13,834
1.070% (US0003M + 0.850%) due 09/14/2021 ~	13,000	13,050
1.191% (US0003M + 0.970%) due 02/16/2021 ~	350	350
1.224% (US0003M + 1.000%) due 05/28/2021 ~	2,000	2,006
1.279% (US0003M + 1.070%) due 04/23/2021 ~	2,400	2,407
2.091% due 09/14/2021	1,000	1,011
2.293% due 04/23/2021	23,168	23,294
2.362% due 05/28/2021	5,100	5,143
2.849% due 03/03/2022	800	821
CRH America, Inc. 5.750% due 01/15/2021 ()	1,300	1,302
Daimler Finance North America LLC
0.644% (US0003M + 0.430%) due 02/12/2021 ~	4,900	4,902
0.663% (US0003M + 0.450%) due 02/22/2021 ~	2,480	2,481
0.770% (US0003M + 0.550%) due 05/04/2021 ~	14,300	14,321
0.895% (US0003M + 0.670%) due 11/05/2021 ~	2,690	2,702
1.121% (US0003M + 0.900%) due 02/15/2022 ~	33,000	33,254
3.000% due 02/22/2021	650	652
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	14,486	15,157
Eastern Energy Gas Holdings LLC 0.817% (US0003M + 0.600%) due 06/15/2021 ~	14,500	14,534
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~	30,000	30,020
Equifax, Inc. 1.091% (US0003M + 0.870%) due 08/15/2021 ~	3,405	3,416
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	8,470	8,517
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~	2,400	2,406
General Mills, Inc. 0.770% (US0003M + 0.540%) due 04/16/2021 ~	28,901	28,944
General Motors Co. 1.130% (US0003M + 0.900%) due 09/10/2021 ~	1,537	1,539
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~	7,200	7,201
Hyundai Capital America
1.040% (US0003M + 0.820%) due 03/12/2021 ~	3,105	3,107
1.170% (US0003M + 0.940%) due 07/08/2021 ~	717	718
1.170% due 07/08/2021 •	3,800	3,805
2.450% due 06/15/2021	3,000	3,024
3.000% due 03/18/2021	4,804	4,825
3.450% due 03/12/2021	16,744	16,827
3.750% due 07/08/2021	200	203
Japan Tobacco, Inc. 2.000% due 04/13/2021	26,930	27,009
Kia Motors Corp. 2.625% due 04/21/2021	2,940	2,957
Kinder Morgan Energy Partners LP 5.800% due 03/01/2021	10,311	10,395
Molson Coors Brewing Co. 2.100% due 07/15/2021	44,781	45,161
Penske Truck Leasing Co. LP 3.650% due 07/29/2021	2,777	2,821
Pioneer Natural Resources Co. 3.450% due 01/15/2021	200	200
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021	1,040	1,061
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	4,756	4,819

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

Takeda Pharmaceutical Co. Ltd. 2.450% due 01/18/2022	1,000	1,020
Telefonica Emisiones S.A. 5.462% due 02/16/2021	18,136	18,238
Time Warner Cable LLC 4.000% due 09/01/2021	8,500	8,621
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021	3,000	3,023
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021	4,400	4,443
Volkswagen Group of America Finance LLC
1.098% (US0003M + 0.860%) due 09/24/2021 ~	800	804
1.154% (US0003M + 0.940%) due 11/12/2021 ~	32,400	32,639
4.000% due 11/12/2021	9,700	9,999
Walt Disney Co. 0.475% (US0003M + 0.250%) due 09/01/2021 ~	9,147	9,158
Zimmer Biomet Holdings, Inc. 0.989% (US0003M + 0.750%) due 03/19/2021 ~	21,105	21,105
Zoetis, Inc. 0.664% (US0003M + 0.440%) due 08/20/2021 ~	17,500	17,539
		612,356
UTILITIES 1.7%
BP Capital Markets PLC
1.089% (US0003M + 0.870%) due 09/16/2021 ~	1,958	1,968
3.161% due 03/17/2021	10,000	10,051
British Transco International Finance BV 0.000% due 11/04/2021 (a)	1,130	1,124
CNOOC Finance Ltd. 4.250% due 01/26/2021	1,000	1,002
Duke Energy Corp.
0.721% (US0003M + 0.500%) due 05/14/2021 ~	5,300	5,308
0.871% (US0003M + 0.650%) due 03/11/2022 ~	3,700	3,721
Duke Energy Florida LLC 0.482% (US0003M + 0.250%) due 11/26/2021 ~	8,800	8,815
Duke Energy Progress LLC 0.400% (US0003M + 0.180%) due 02/18/2022 ~	28,000	28,005
NextEra Energy Capital Holdings, Inc. 0.927% (US0003M + 0.720%) due 02/25/2022 ~	3,600	3,627
San Diego Gas & Electric Co. 3.000% due 08/15/2021	900	915
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~	9,607	9,613
SingTel Group Treasury Pte Ltd. 4.500% due 09/08/2021	3,330	3,419
		77,568
Total Corporate Bonds & Notes (Cost $1,796,443)		1,799,819
MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.7%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	23,700	23,723
California State General Obligation Bonds, Series 2017 0.933% (US0001M) due 04/01/2047 ~	6,000	5,999
		29,722
WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.198% (US0001M) due 01/01/2042 ~	7,000	7,026
Total Municipal Bonds & Notes (Cost $36,700)		36,748
U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
0.448% due 04/25/2036 - 06/25/2042 •	1,889	1,894
0.470% due 05/26/2023	20,000	20,027
0.498% due 07/25/2036 - 06/25/2043 •	324	325
0.499% due 11/25/2044 - 09/25/2055 •	29,123	29,225
0.548% due 02/25/2042 •	520	523
0.549% due 09/25/2049 •	11,010	11,013
0.598% due 04/25/2039 - 08/25/2049 •	2,862	2,883
0.599% due 07/25/2046 - 08/25/2050 •	11,537	11,599
0.648% due 02/25/2042 •	432	437
0.668% due 03/25/2042 •	128	130
0.688% due 07/25/2037 •	77	78
0.698% due 10/25/2041 •	170	172
0.770% due 07/15/2025	50,000	50,011
0.875% due 12/18/2026	50,000	50,118
0.949% due 05/25/2050 •	12,155	12,219
2.840% due 05/01/2038 •	4,889	5,150

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

Freddie Mac
0.459% due 04/15/2037 •	368	369
0.469% due 05/15/2038 •	1,105	1,109
0.479% due 05/15/2041 •	1,237	1,239
0.489% due 07/15/2037 - 06/15/2040 •	2,955	2,958
0.499% due 10/15/2037 - 09/15/2044 •	40,548	40,633
0.503% due 09/25/2021 •	218	218
0.559% due 03/15/2040 - 11/15/2043 •	706	710
0.600% due 10/15/2025	50,000	50,056
0.609% due 06/15/2049 •	7,518	7,559
0.650% due 10/22/2025 - 10/27/2025	105,000	105,042
0.659% due 08/15/2041 •	17	17
0.679% due 12/15/2041 •	446	452
0.680% due 08/06/2025	33,300	33,377
0.690% due 08/05/2025	45,000	45,022
0.700% due 08/19/2025	95,000	95,062
0.709% due 09/15/2037 - 11/15/2041 •	714	723
0.739% due 07/15/2037 •	494	501
0.750% due 07/21/2025 - 06/23/2026	182,733	182,837
0.759% due 11/15/2037 •	89	90
0.800% due 10/27/2026 - 10/28/2026	75,000	75,036
1.000% due 11/25/2050 «	10,321	10,348
1.109% due 01/15/2032 •	204	207
1.159% due 01/15/2039 •	52	53
1.655% due 05/15/2033 •	183	189
2.500% due 07/25/2034	1,730	1,733
2.852% due 10/15/2037	7,371	7,426
Ginnie Mae
0.340% due 06/20/2066 •	104	104
0.462% due 04/20/2037 •	1,072	1,074
0.510% due 10/20/2066 •	7	7
0.540% due 01/20/2068 •	158	158
0.552% due 06/20/2039 •	16	16
0.575% due 07/20/2043 •	714	717
0.602% due 06/20/2049 •	13,579	13,621
0.610% due 08/20/2065 •	855	857
0.612% due 05/20/2049 •	3,320	3,318
0.640% due 12/20/2060 - 07/20/2064 •	340	341
0.710% due 04/20/2062 •	625	627
0.820% due 08/20/2061 •	63	64
0.840% due 10/20/2065 •	68	69
0.853% due 01/16/2040 •	1,177	1,192
0.890% due 08/20/2067 •	1,313	1,330
0.892% due 02/20/2040 •	1,008	1,021
0.902% due 03/20/2040 ~	3,142	3,184
0.910% due 02/20/2066 •	86	86
0.922% due 04/20/2040 •	2,333	2,368
0.940% due 05/20/2066 •	4,383	4,444
0.952% due 03/20/2040 •	2,476	2,515
1.249% due 09/20/2067 •	1,453	1,485
3.614% due 09/20/2066 ~	4,739	5,070
Total U.S. Government Agencies (Cost $901,395)		902,438
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Bancorp Commercial Mortgage Trust 1.209% due 09/15/2036 •	4,706	4,704
Brass PLC 0.921% due 11/16/2066 •	3,106	3,119
Commercial Mortgage Trust 4.219% due 07/10/2045 ~	6,800	7,355
Gosforth Funding PLC 0.657% due 08/25/2060 •	2,741	2,745
JPMBB Commercial Mortgage Securities Trust 3.017% due 02/15/2048	2,124	2,232
MFA Trust 1.381% due 04/25/2065 ~	13,866	13,889
Natixis Commercial Mortgage Securities Trust 3.790% due 11/15/2032 ~	4,000	4,125
UBS-Barclays Commercial Mortgage Trust 0.938% due 04/10/2046 •	13,579	13,616
Wells Fargo-RBS Commercial Mortgage Trust 1.353% due 06/15/2045 •	4,777	4,763
Total Non-Agency Mortgage-Backed Securities (Cost $56,391)		56,548
ASSET-BACKED SECURITIES 15.6%
AmeriCredit Automobile Receivables Trust
0.420% due 03/18/2024	18,300	18,321
0.600% due 12/18/2023	4,675	4,684
Arbor Realty Commercial Real Estate Notes Ltd. 1.309% due 05/15/2037 •	5,500	5,494
ARI Fleet Lease Trust 0.639% due 11/15/2027 •	6,153	6,158
Benefit Street Partners CLO Ltd. 1.468% due 07/20/2029 •	1,198	1,200

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

Capital Auto Receivables Asset Trust 2.220% due 03/21/2022	135	135
CARDS Trust 0.549% due 05/15/2024 •	13,680	13,709
CarMax Auto Owner Trust 0.490% due 06/15/2023	6,000	6,010
Chesapeake Funding LLC
0.529% due 08/15/2030 •	6,457	6,458
0.809% due 08/16/2032 •	9,142	9,159
0.870% due 08/16/2032	7,313	7,353
2.940% due 04/15/2031	10,236	10,404
CIFC Funding Ltd. 1.075% due 10/25/2027 •	3,029	3,018
Dell Equipment Finance Trust
0.470% due 10/24/2022	5,100	5,111
1.983% due 05/21/2021	947	947
Dryden Senior Loan Fund 1.137% due 10/15/2027 •	4,628	4,616
DT Auto Owner Trust 1.140% due 01/16/2024	1,180	1,186
Enterprise Fleet Financing LLC 2.060% due 05/20/2025	3,288	3,348
Evergreen Credit Card Trust 0.529% due 10/16/2023 •	40,000	40,078
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	2,418	2,425
Figueroa CLO Ltd. 1.137% due 01/15/2027 •	779	780
Flagship CLO Ltd. 1.080% due 01/16/2026 •	333	332
Flagship Credit Auto Trust
0.700% due 04/15/2025	11,585	11,601
2.330% due 02/15/2024	956	968
3.410% due 05/15/2023	1,219	1,229
Ford Credit Auto Lease Trust 2.220% due 10/15/2022	1,000	1,009
Ford Credit Floorplan Master Owner Trust 0.759% due 09/15/2024 •	7,300	7,355
GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	17,800	17,809
0.690% due 10/16/2023	3,790	3,795
GM Financial Automobile Leasing Trust 0.552% due 10/20/2022 •	461	462
GMF Floorplan Owner Revolving Trust 0.569% due 09/15/2023 •	10,000	10,022
Golden Credit Card Trust
0.479% due 05/15/2023 •	1,900	1,902
0.509% due 10/15/2023 •	12,700	12,723
2.620% due 01/15/2023	1,500	1,501
Gulf Stream Meridian Ltd.
1.609% due 10/15/2029 •	12,400	12,419
2.437% due 10/15/2029 •	5,000	5,028
Halcyon Loan Advisors Funding Ltd. 1.138% due 04/20/2027 •	1,742	1,736
Hertz Fleet Lease Funding LP
0.619% due 01/10/2033 •	23,812	23,874
3.230% due 05/10/2032	1,300	1,308
HPEFS Equipment Trust 0.650% due 07/22/2030	3,500	3,508
Hyundai Auto Lease Securitization Trust 2.080% due 12/15/2021	404	405
Jamestown CLO Ltd. 0.927% due 07/15/2026 •	2,091	2,096
Marlette Funding Trust
2.690% due 09/17/2029	1,097	1,105
3.130% due 07/16/2029	2,571	2,594
Master Credit Card Trust 0.642% due 07/21/2024 •	5,125	5,140
Mountain View CLO Ltd. 1.037% due 10/15/2026 •	983	982
MP CLO Ltd. 1.132% due 10/28/2027 •	2,628	2,622
Navient Private Education Loan Trust 1.359% due 12/15/2028 •	7,506	7,558
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	19,600	19,816
1.690% due 05/15/2069	6,368	6,495
3.130% due 02/15/2068	2,665	2,748
Navient Student Loan Trust
0.498% due 03/25/2067 •	11,502	11,451
0.559% due 12/15/2059 •	1,931	1,930
Nissan Auto Lease Trust 1.800% due 05/16/2022	7,574	7,610
Nissan Master Owner Trust Receivables
0.589% due 11/15/2023 •	45,400	45,528
0.719% due 02/15/2024 •	6,155	6,188

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

Oscar U.S. Funding LLC 2.490% due 08/10/2022	519	522
Palmer Square CLO Ltd. 1.071% due 08/15/2026 •	1,787	1,785
Palmer Square Loan Funding Ltd.
0.837% due 04/15/2026 •	3,557	3,549
0.887% due 07/15/2026 •	3,823	3,815
1.115% due 10/24/2027 •	11,616	11,601
1.121% due 11/15/2026 •	5,306	5,300
1.188% due 04/20/2027 •	15,045	15,026
1.918% due 07/20/2028 •	9,312	9,337
PFS Financing Corp.
0.709% due 04/15/2024 •	6,000	6,012
1.210% due 06/15/2024	10,000	10,109
PHEAA Student Loan Trust 1.098% due 11/25/2065 •	4,591	4,602
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	4,447	4,491
Santander Drive Auto Receivables Trust 0.420% due 09/15/2023	13,100	13,114
Santander Retail Auto Lease Trust
1.690% due 01/20/2023	1,862	1,881
1.890% due 09/20/2022	629	634
2.290% due 04/20/2022	224	225
SLC Student Loan Trust
0.327% due 03/15/2027 •	1,651	1,645
0.337% due 06/15/2029 •	10,765	10,705
SLM Private Credit Student Loan Trust 0.547% due 03/15/2024 •	1,157	1,149
SLM Private Education Loan Trust 1.659% due 03/15/2032 •	4,403	4,414
SLM Student Loan Trust
0.305% due 01/26/2026 •	2,873	2,872
0.355% due 10/25/2028 •	2,687	2,672
0.687% due 12/15/2027 •	9,478	9,478
0.765% due 01/25/2028 •	1,779	1,779
0.767% due 12/15/2025 •	1,939	1,939
SMB Private Education Loan Trust
0.448% due 09/15/2054 •	12,409	12,398
1.359% due 07/15/2027 •	5,632	5,646
3.050% due 05/15/2026	351	354
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	451	453
2.770% due 05/25/2026	85	85
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	1,727	1,745
3.240% due 02/25/2028	601	605
SoFi Professional Loan Program LLC 0.998% due 07/25/2039 •	246	246
SoFi Professional Loan Program Trust
2.060% due 05/15/2046	3,158	3,185
3.080% due 01/25/2048	34	34
TCW CLO AMR Ltd. 1.291% due 02/15/2029 •	5,100	5,094
Tesla Auto Lease Trust
0.550% due 05/22/2023	6,772	6,785
2.130% due 04/20/2022	6,139	6,196
Towd Point Mortgage Trust
1.148% due 05/25/2058 •	2,142	2,159
3.750% due 05/25/2058 ~	23,351	24,892
Trestles CLO Ltd. 1.505% due 07/25/2029 •	5,000	5,006
Trillium Credit Card Trust 0.518% due 12/26/2024 •	40,000	40,116
Upstart Securitization Trust 2.322% due 04/22/2030	1,244	1,254
Utah State Board of Regents
0.898% due 09/25/2056 •	2,278	2,282
0.900% due 01/25/2057 •	2,935	2,938
Venture CLO Ltd.
1.117% due 04/15/2027 •	6,179	6,148
1.448% due 04/20/2029 •	14,200	14,187
Voya CLO Ltd. 0.935% due 07/25/2026 •	401	401
Westlake Automobile Receivables Trust
0.560% due 05/15/2024	15,000	15,036
2.570% due 02/15/2023	172	172
WhiteHorse Ltd. 1.378% due 07/17/2026 •	1,179	1,180
World Omni Select Auto Trust 0.470% due 06/17/2024	10,000	10,017

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

Z Capital Credit Partners CLO Ltd. 1.180% due 07/16/2027 •	2,104	2,095
Total Asset-Backed Securities (Cost $691,377)		692,808
SOVEREIGN ISSUES 2.7%
Export-Import Bank of Korea
0.800% (US0003M + 0.575%) due 06/01/2021 ~	21,358	21,393
1.090% (US0003M + 0.875%) due 01/25/2022 ~	1,300	1,309
1.139% (US0003M + 0.925%) due 11/01/2022 ~	2,000	2,024
1.229% (US0003M + 1.000%) due 03/17/2021 ~	2,500	2,504
2.500% due 05/10/2021	3,000	3,023
4.000% due 01/29/2021	1,928	1,933
4.375% due 09/15/2021	550	566
Hydro-Quebec 9.400% due 02/01/2021	7,000	7,046
Industrial Bank of Korea
0.659% (US0003M + 0.450%) due 10/23/2022 ~	11,800	11,841
0.814% (US0003M + 0.600%) due 08/02/2021 ~	500	501
Japan Finance Organization for Municipalities
2.125% due 04/13/2021	2,900	2,914
2.625% due 04/20/2022	4,586	4,718
Korea Development Bank
0.570% (US0003M + 0.350%) due 02/18/2023 ~	12,900	12,905
0.770% (US0003M + 0.550%) due 03/12/2021 ~	300	300
0.938% (US0003M + 0.705%) due 02/27/2022 ~	4,000	4,022
Korea Expressway Corp.
0.855% (US0003M + 0.640%) due 07/25/2022 ~	11,400	11,453
3.625% due 10/22/2021	1,600	1,641
Korea National Oil Corp. 2.125% due 04/14/2021	1,000	1,005
Qatar Government International Bond
2.375% due 06/02/2021	25,000	25,212
4.500% due 01/20/2022	5,585	5,828
Total Sovereign Issues (Cost $122,015)		122,138
SHORT-TERM INSTRUMENTS 5.3%
CERTIFICATES OF DEPOSIT 0.7%
Sumitomo Mitsui Banking Corp.
0.575% (US0003M + 0.350%) due 11/05/2021 ~	11,000	11,023
0.595% (US0003M + 0.370%) due 11/05/2021 ~	20,000	20,046
		31,069
COMMERCIAL PAPER 0.4%
General Motors Financial Co., Inc. 1.150% due 01/11/2021	17,000	16,997
REPURCHASE AGREEMENTS (b) 0.2%		7,044
SHORT-TERM NOTES 4.0%
AbbVie, Inc. 0.563% (US0003M + 0.350%) due 05/21/2021 ~	29,520	29,550
Gilead Sciences, Inc. 0.379% (US0003M + 0.150%) due 09/17/2021 ~	51,500	51,531
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~	49,840	49,874
Southern California Edison Co. 0.501% (US0003M + 0.270%) due 12/03/2021 ~	48,600	48,627
		179,582
Total Short-Term Instruments (Cost $234,459)		234,692
Total Investments in Securities (Cost $3,838,780)		3,845,191
	SHARES
INVESTMENTS IN AFFILIATES 9.3%
SHORT-TERM INSTRUMENTS 9.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short-Term Floating NAV Portfolio III	42,026,244	414,421

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $413,555)	414,421
Total Investments in Affiliates (Cost $413,555)	414,421
Total Investments 95.8% (Cost $4,252,335)	$4,259,612
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)	(44)
Other Assets and Liabilities, net 4.2%	187,503
Net Assets 100.0%	$4,447,071

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021		$7,044	U.S. Treasury Bills 0.000% due 12/30/2021	$(7,185)	$7,044	$7,044
Total Repurchase Agreements							$(7,185)	$7,044	$7,044

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(19,013) at a weighted average interest rate of 0.805%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures				03/2021	820	$113,224	$(20)	$90	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures				03/2021	724	$(159,987)	$(159)	$0	$(17)
U.S. Treasury 5-Year Note March Futures				03/2021	1,281	(161,616)	(372)	0	(60)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2021	261	(40,810)	130	0	(57)
							$(401)	$0	$(134)
Total Futures Contracts							$(421)	$90	$(134)
Cash of $4,018 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$1,109,895	$0	$1,109,895
Industrials					0	612,356	0	612,356
Utilities					0	77,568	0	77,568
Municipal Bonds & Notes
California					0	29,722	0	29,722
Washington					0	7,026	0	7,026
U.S. Government Agencies					0	892,090	10,348	902,438
Non-Agency Mortgage-Backed Securities					0	56,548	0	56,548
Asset-Backed Securities					0	692,808	0	692,808
Sovereign Issues					0	122,138	0	122,138
Short-Term Instruments
Certificates of Deposit					0	31,069	0	31,069
Commercial Paper					0	16,997	0	16,997
Repurchase Agreements					0	7,044	0	7,044
Short-Term Notes					0	179,582	0	179,582

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2020 (Unaudited)

	$0	$3,834,843	$10,348	$3,845,191
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$414,421	$0	$0	$414,421
Total Investments	$414,421	$3,834,843	$10,348	$4,259,612
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$90	$0	$0	$90
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(134)	$0	$0	$(134)
Total Financial Derivative Instruments	$(44)	$0	$0	$(44)
Totals	$414,377	$3,834,843	$10,348	$4,259,568

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.5% ¤
MUNICIPAL BONDS & NOTES 84.6%
ALABAMA 1.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2017 4.000% due 08/01/2047	$2,225	$2,337
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	2,750	2,821
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	529
		5,687
ARIZONA 0.7%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,630
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	923
		3,553
CALIFORNIA 5.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 2.000% due 04/01/2034	2,300	2,303
California County Tobacco Securitization Agency Revenue Notes, Series 2020 4.000% due 06/01/2023	400	435
California Earthquake Authority Revenue Notes, Series 2020 1.327% due 07/01/2022	4,800	4,815
California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2024	315	364
5.000% due 06/01/2025	440	528
California Municipal Finance Authority Revenue Bonds, Series 2010 0.230% due 09/01/2021	4,250	4,250
California Public Finance Authority Revenue Bonds, Series 2017 0.060% due 08/01/2052	5,930	5,930
California State General Obligation Notes, Series 2020 2.000% due 11/01/2022	3,500	3,619
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	1,500	1,531
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.701% (US0003M + 0.550%) due 06/01/2034 ~	2,250	2,115
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,505
		27,395
COLORADO 0.9%
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	750	767
Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 01/15/2026	610	679
5.000% due 07/15/2026	550	674
University of Colorado Hospital Authority Revenue Bonds, Series 2017 5.000% due 11/15/2038	2,500	2,574
		4,694
CONNECTICUT 4.2%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	660
5.000% due 08/15/2022	2,030	2,158
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2024	1,000	1,153
5.000% due 05/01/2025	500	598
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,639
Connecticut State General Obligation Bonds, Series 2013 1.040% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,980	1,998
Connecticut State General Obligation Notes, Series 2020 5.000% due 01/15/2025	650	769
Connecticut State General Obligation Notes, Series 2021 4.000% due 01/15/2024 (a)	1,000	1,110
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	2,000	2,040

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	1,000	1,016
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	4,790	5,263
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,070
5.000% due 07/15/2023	500	556
		22,030
DELAWARE 1.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	1,250	1,282
1.250% due 10/01/2040	4,500	4,572
		5,854
DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	1,070	1,133
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Notes, Series 2020 5.000% due 07/15/2026	1,100	1,374
		2,507
FLORIDA 3.5%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,438
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	854
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	608
5.000% due 10/01/2026	900	1,130
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	801
Florida State General Obligation Notes, Series 2016 5.000% due 06/01/2022	730	780
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	2,220	2,611
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,544
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	675	718
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2023	2,765	3,124
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2025 (b)	125	117
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	2,500	2,558
		18,283
GEORGIA 2.3%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,599
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	1,000	1,031
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,610
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2020 5.000% due 04/01/2024	450	516
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2007 5.000% due 03/15/2021	1,275	1,285
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.934% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,090	1,094
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,645
Municipal Electric Authority of Georgia Revenue Notes, Series 2020
4.000% due 11/01/2023	1,150	1,268
5.000% due 01/01/2024	750	850
		11,898
ILLINOIS 5.7%
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.708% due 12/01/2022	1,500	1,524
Chicago, Illinois General Obligation Bonds, Series 2002 5.250% due 01/01/2022	500	517
Chicago, Illinois General Obligation Bonds, Series 2003 5.000% due 01/01/2022	500	516
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	3,000	3,075
Illinois Finance Authority Revenue Bonds, Series 2016 1.458% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,000

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2020 0.700% due 05/01/2040	1,700	1,699
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	940
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	3,250	3,529
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	2,290	2,412
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,180
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,000	1,137
5.125% due 05/01/2022	1,250	1,315
Illinois State Revenue Bonds, (BAM Insured), Series 2016 4.000% due 06/15/2027	1,250	1,410
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	1,795	1,954
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,385	1,458
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	1,000	1,181
5.000% due 01/01/2026	750	918
Kane McHenry Cook &, Delaware Kalb Counties Unit School District No 300, Illinois General Obligation Notes, Series 2021 4.000% due 01/01/2023 (a)	1,000	1,073
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,107
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 6.000% due 07/01/2021	1,285	1,322
		30,267
INDIANA 1.6%
Indiana Finance Authority Revenue Bonds, Series 2009 0.090% due 11/01/2039	900	900
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	1,500	1,520
Indianapolis, Indiana Revenue Notes, Series 2019 1.400% due 09/01/2022	4,500	4,532
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,250	1,378
		8,330
KANSAS 1.0%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.608% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,170
KENTUCKY 1.0%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,765
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,250	1,456
Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	1,000	1,004
		5,225
LOUISIANA 1.6%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 0.600% due 05/01/2043	3,000	3,010
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	2,005
Louisiana State Citizens Property Insurance Corp. Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2021	775	790
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	700	718
2.125% due 06/01/2037	2,000	2,051
		8,574
MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,045	1,259
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,174
		2,433
MASSACHUSETTS 2.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	2,350	2,400
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,228

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.590% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,504
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	745
5.000% due 07/01/2023	750	836
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	1,710	2,034
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,459
		13,206
MICHIGAN 2.4%
Michigan Finance Authority Revenue Bonds, Series 2015 0.590% due 10/15/2038 ~	3,750	3,751
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	4,250	4,301
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,689
		12,741
MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 5.000% due 01/01/2022	250	261
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2017 5.000% due 01/01/2021	1,000	1,000
		1,261
MISSISSIPPI 1.0%
Lowndes County, Mississippi Revenue Bonds, Series 1992 6.800% due 04/01/2022	3,000	3,224
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	2,131
		5,355
MONTANA 0.2%
Montana Facility Finance Authority Revenue Bonds, Series 2018 0.640% (MUNIPSA + 0.550%) due 08/15/2037 ~	990	992
NEBRASKA 1.4%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,100	1,328
Lincoln, Nebraska Electric System Revenue Notes, Series 2013 5.000% due 09/01/2021	1,015	1,047
Municipal Energy Agency of Nebraska Revenue Notes, Series 2016 5.000% due 04/01/2021	445	450
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	4,000	4,015
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2021	495	495
		7,335
NEVADA 0.6%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	1,700	1,722
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	1,500	1,528
		3,250
NEW JERSEY 2.9%
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	850	858
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	7,000	8,567
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2006 5.500% due 12/15/2021	1,390	1,457
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2021	1,000	1,020
New Jersey Turnpike Authority Revenue Notes, Series 2017 0.448% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	1,000
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	2,250	2,399
		15,301
NEW MEXICO 1.3%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,555

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,550
		7,105
NEW YORK 13.2%
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	2,500	3,314
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.924% (0.67* US0001M + 0.820%) due 11/01/2026 ~	865	852
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2028	2,875	3,436
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,400	1,468
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	3,000	3,181
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020
5.000% due 12/01/2021	400	416
5.000% due 12/01/2023	500	564
New York City Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2020 0.700% due 11/01/2060	3,000	3,001
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,822
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	1,500	1,516
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015 5.000% due 11/01/2021	875	910
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.080% due 06/15/2050	6,000	6,000
New York City, General Obligation Bonds, Series 2015 0.080% due 06/01/2044	13,000	13,000
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	1,000	1,299
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002 5.000% due 11/01/2022	2,500	2,716
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2020 5.000% due 11/01/2021	1,500	1,560
New York City, New York Water & Sewer System Revenue Bonds, Series 2003 0.080% due 06/15/2035	10,750	10,750
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 09/15/2022	2,600	2,814
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,167
New York State Urban Development Corp. Revenue Notes, Series 2020 5.000% due 03/15/2024	3,000	3,460
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	750	845
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2014 0.270% due 04/01/2044 ~	1,800	1,800
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	1,500	1,527
		69,418
NORTH CAROLINA 2.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018 0.090% due 01/15/2048	1,500	1,500
North Carolina Medical Care Commission Revenue Bonds, Series 2004 0.100% due 11/01/2034	10,000	10,000
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.504% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,501
		13,001
OHIO 1.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018 2.250% due 02/15/2048	1,500	1,503
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2021	1,250	1,256
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,488
5.000% due 11/15/2024	725	848
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016 5.000% due 12/01/2022	1,415	1,532
		6,627
OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	538

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020 0.000% due 06/15/2024 (c)	250	283
		821
PENNSYLVANIA 6.2%
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2020 5.000% due 02/01/2025	500	546
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 0.593% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,746
Commonwealth of Pennsylvania General Obligation Bonds, Series 2020 4.000% due 05/01/2033	5,000	6,211
Commonwealth of Pennsylvania General Obligation Notes, Series 2020 5.000% due 05/01/2022	2,150	2,286
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	1,100	1,316
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	1,500	1,629
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 0.810% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.148% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,506
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008 0.400% due 10/01/2023	2,280	2,282
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	2,750	2,812
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,098
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020 3.000% due 01/01/2022	720	733
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.690% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,300	3,319
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 0.740% due 09/01/2040 ~	3,500	3,509
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	980
4.000% due 07/01/2026	1,250	1,413
		32,886
PUERTO RICO 0.9%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	3,750	4,725
SOUTH CAROLINA 0.9%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 0.964% due 10/01/2048 ~	2,000	2,008
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,691
		4,699
TENNESSEE 0.2%
Memphis, Tennessee Gas Revenue Notes, Series 2020
4.000% due 12/01/2021	500	517
4.000% due 12/01/2022	500	537
		1,054
TEXAS 8.6%
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	2,000	2,301
Dallas Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 02/15/2029	2,000	2,687
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	1,055	1,082
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 0.270% due 10/01/2049	1,500	1,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	2,045	2,386
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	765
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	2,500	2,522
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	2,300	2,494
Lower Colorado River Authority, Texas Revenue Notes, Series 2018 5.000% due 05/15/2021	1,000	1,018
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	767
North Texas Tollway Authority Revenue Notes, Series 2017
5.000% due 01/01/2021	600	600
5.000% due 01/01/2022	975	1,021
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	2,117

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,665	1,728
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,515
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,300
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 5.000% due 02/01/2026	2,500	3,093
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	1,500	1,572
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	2,500	2,621
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2012 5.000% due 12/15/2022	3,000	3,259
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	570	684
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
0.845% due 12/15/2026 ~	2,990	2,979
1.595% due 12/15/2026 ~	1,500	1,477
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,157
5.000% due 10/15/2024	500	590
Wylie Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 0.000% due 08/15/2021 (b)	1,905	1,903
		45,138
UTAH 0.4%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	1,800	2,056
VIRGINIA 0.4%
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,150
WASHINGTON 2.4%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.540% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,508
Energy Northwest, Washington Revenue Notes, Series 2020 5.000% due 07/01/2027	1,250	1,614
King County, Washington Sewer Revenue Bonds, Series 2012 2.600% due 01/01/2043	2,000	2,007
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 0.580% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,756
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.140% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,524
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,900	2,152
		12,561
WEST VIRGINIA 0.9%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	1,000	1,040
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	2,600	2,620
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,250	1,289
		4,949
WISCONSIN 3.1%
Milwaukee, Wisconsin General Obligation Notes, Series 2019 5.000% due 04/01/2023	3,500	3,848
Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2023	325	360
5.000% due 06/01/2025	395	470
5.000% due 06/01/2026	550	675
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2004 0.080% due 08/15/2034	10,000	10,000

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	825
		16,178
Total Municipal Bonds & Notes (Cost $434,814)		444,709
SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (d) 0.1%		699
MUNICIPAL BONDS & NOTES 7.8%
Borough of Ship Bottom, New Jersey General Obligation Notes, Series 2020 1.250% due 09/24/2021	$5,000	5,039
Copiague Union Free School District, New York General Obligation Notes, Series 2020 2.000% due 06/24/2021	4,000	4,032
Erie County, New York General Obligation Notes, Series 2020 3.000% due 06/24/2021	2,000	2,025
Fredonia Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/17/2021	3,000	3,011
General Brown Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/25/2021	2,060	2,070
Los Angeles, California Revenue Notes, Series 2020 4.000% due 06/24/2021	3,250	3,310
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	6,000	6,071
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020 3.000% due 01/01/2021	150	150
Rochester, New York General Obligation Notes, Series 2020 2.000% due 08/04/2021	3,300	3,330
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	1,200	1,211
Syracuse, New York General Obligation Notes, Series 2020 2.000% due 07/30/2021	4,000	4,039
Texas State Revenue Notes, Series 2020 4.000% due 08/26/2021	3,500	3,587
Worcester, Massachusetts General Obligation Notes, Series 2020 2.000% due 02/16/2021	3,250	3,257
Total Municipal Bonds & Notes (Cost $41,093)		41,132
Total Short-Term Instruments (Cost $41,792)		41,831
Total Investments in Securities (Cost $476,606)		486,540
	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	4,070,451	40,139
Total Short-Term Instruments (Cost $40,112)		40,139
Total Investments in Affiliates (Cost $40,112)		40,139
Total Investments 100.1% (Cost $516,718)		$526,679
Other Assets and Liabilities, net (0.1)%		(672)
Net Assets 100.0%		$526,007

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$699	U.S. Treasury Bills 0.000% due 12/30/2021		$(713)	$699	$699
Total Repurchase Agreements							$(713)	$699	$699
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$5,687	$0	$5,687
	Arizona				0	3,553	0	3,553
	California				0	27,395	0	27,395
	Colorado				0	4,694	0	4,694
	Connecticut				0	22,030	0	22,030
	Delaware				0	5,854	0	5,854
	District of Columbia				0	2,507	0	2,507
	Florida				0	18,283	0	18,283
	Georgia				0	11,898	0	11,898
	Illinois				0	30,267	0	30,267
	Indiana				0	8,330	0	8,330
	Kansas				0	5,170	0	5,170
	Kentucky				0	5,225	0	5,225
	Louisiana				0	8,574	0	8,574
	Maryland				0	2,433	0	2,433
	Massachusetts				0	13,206	0	13,206
	Michigan				0	12,741	0	12,741
	Minnesota				0	1,261	0	1,261
	Mississippi				0	5,355	0	5,355
	Montana				0	992	0	992
	Nebraska				0	7,335	0	7,335
	Nevada				0	3,250	0	3,250
	New Jersey				0	15,301	0	15,301
	New Mexico				0	7,105	0	7,105
	New York				0	69,418	0	69,418
	North Carolina				0	13,001	0	13,001
	Ohio				0	6,627	0	6,627
	Oregon				0	821	0	821
	Pennsylvania				0	32,886	0	32,886
	Puerto Rico				0	4,725	0	4,725
	South Carolina				0	4,699	0	4,699
	Tennessee				0	1,054	0	1,054
	Texas				0	45,138	0	45,138
	Utah				0	2,056	0	2,056
	Virginia				0	2,150	0	2,150
	Washington				0	12,561	0	12,561
	West Virginia				0	4,949	0	4,949
	Wisconsin				0	16,178	0	16,178
Short-Term Instruments
	Repurchase Agreements				0	699	0	699
	Municipal Bonds & Notes				0	41,132	0	41,132
					$0	$486,540	$0	$486,540
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$40,139	$0	$0	$40,139

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2020 (Unaudited)

Total Investments	$40,139	$486,540	$0	$526,679

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Short-Term Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$30,000	$29,975
Delos Finance SARL 2.004% (LIBOR03M + 1.750%) due 10/06/2023 ~		420	420
Toyota Motor Credit Corp. 1.070% (LIBOR03M + 0.830%) due 03/29/2021 «~		71,200	71,155
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		13,101	11,960
Total Loan Participations and Assignments (Cost $114,539)			113,510
CORPORATE BONDS & NOTES 41.3%
BANKING & FINANCE 25.0%
ADCB Finance Cayman Ltd. 1.400% due 06/14/2021	GBP	10,900	14,868
AerCap Ireland Capital DAC
3.500% due 05/26/2022		$1,400	1,449
4.450% due 12/16/2021		30,705	31,626
4.500% due 05/15/2021		35,131	35,574
4.625% due 07/01/2022		4,150	4,368
5.000% due 10/01/2021		12,300	12,664
AIA Group Ltd.
0.759% (US0003M + 0.520%) due 09/20/2021 ~		38,900	38,895
0.759% (US0003M + 0.520%) due 09/20/2021 ~		1,000	1,000
Air Lease Corp.
2.250% due 01/15/2023		14,250	14,640
2.500% due 03/01/2021		6,700	6,721
2.750% due 01/15/2023		12,800	13,234
3.375% due 06/01/2021		5,300	5,357
3.500% due 01/15/2022		18,700	19,247
4.250% due 02/01/2024		1,800	1,954
Aircastle Ltd.
5.125% due 03/15/2021		44,897	45,257
5.500% due 02/15/2022		6,113	6,369
Ally Financial, Inc.
4.125% due 02/13/2022		19,917	20,689
4.625% due 05/19/2022		200	211
Ambac LSNI LLC 6.000% due 02/12/2023 •		2	2
Aozora Bank Ltd.
2.550% due 09/09/2022		6,270	6,449
3.810% due 09/07/2021		14,510	14,807
Assurant, Inc. 1.501% (US0003M + 1.250%) due 03/26/2021 ~		8,230	8,230
Athene Global Funding
1.468% (US0003M + 1.230%) due 07/01/2022 ~		136,939	137,997
4.000% due 01/25/2022		2,650	2,745
Aviation Capital Group LLC
0.884% (US0003M + 0.670%) due 07/30/2021 ~		27,153	26,902
1.175% (US0003M + 0.950%) due 06/01/2021 ~		14,050	13,965
2.875% due 01/20/2022		51,476	52,129
6.750% due 04/06/2021		16,293	16,519
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	25,331
3.625% due 05/01/2022		1,100	1,124
5.125% due 10/01/2023		3,900	4,177
5.500% due 01/15/2023		8,100	8,617
Banco Santander Chile
1.424% (US0003M + 1.200%) due 11/28/2021 ~		23,600	23,616
2.700% due 01/10/2025		5,200	5,512
Bank of America Corp.
2.604% due 03/15/2023 •(e)	CAD	7,980	6,426
3.228% due 06/22/2022 (e)		200	164
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		$59,058	59,868
1.651% (US0003M + 1.430%) due 02/15/2023 ~		21,989	22,150
1.849% (US0003M + 1.625%) due 01/10/2023 ~		18,924	19,087
4.610% due 02/15/2023 •		40,000	41,763
BGC Partners, Inc. 5.125% due 05/27/2021		2,550	2,579

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

BOC Aviation Ltd.
1.264% (US0003M + 1.050%) due 05/02/2021 ~		67,240	67,203
1.376% (US0003M + 1.125%) due 09/26/2023 ~		7,760	7,708
2.375% due 09/15/2021		20,508	20,633
2.750% due 09/18/2022		41,400	42,295
3.000% due 05/23/2022		13,827	14,126
Boston Properties LP 4.125% due 05/15/2021		10,000	10,041
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~		35,500	35,468
Cantor Fitzgerald LP 4.875% due 05/01/2024		4,900	5,460
Citigroup, Inc.
1.165% (US0003M + 0.950%) due 07/24/2023 ~		37,052	37,398
1.248% (US0003M + 1.023%) due 06/01/2024 ~		23,640	23,915
1.322% (US0003M + 1.100%) due 05/17/2024 ~		72,478	73,488
1.655% (US0003M + 1.430%) due 09/01/2023 ~		37,214	37,857
CK Hutchison International Ltd. 2.875% due 04/05/2022		232	238
CNH Industrial Capital LLC
3.875% due 10/15/2021		12,550	12,849
4.875% due 04/01/2021		2,000	2,020
Credit Suisse Group AG
1.420% (US0003M + 1.200%) due 12/14/2023 ~		2,800	2,835
1.460% (US0003M + 1.240%) due 06/12/2024 ~		25,720	26,094
2.193% due 06/05/2026 •		8,700	9,100
Danske Bank A/S
1.171% due 12/08/2023 •		38,772	38,964
1.280% (US0003M + 1.060%) due 09/12/2023 ~		39,509	39,637
3.001% due 09/20/2022 •		26,820	27,251
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		954	903
First Abu Dhabi Bank PJSC
1.063% (US0003M + 0.850%) due 08/08/2023 ~		4,200	4,214
1.180% (US0003M + 0.950%) due 04/16/2022 ~		36,861	37,082
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		18,155	18,078
2.770% (US0003M + 2.550%) due 01/07/2021 ~		50,100	50,096
3.336% due 03/18/2021		300	301
GE Capital Canada Funding Co. 4.600% due 01/26/2022	CAD	16,000	13,053
General Motors Financial Co., Inc.
1.080% (US0003M + 0.850%) due 04/09/2021 ~		$39,908	39,933
1.228% (US0003M + 0.990%) due 01/05/2023 ~		5,975	5,971
1.332% (US0003M + 1.100%) due 11/06/2021 ~		41,665	41,811
1.550% (US0003M + 1.310%) due 06/30/2022 ~		20,054	20,194
1.779% (US0003M + 1.550%) due 01/14/2022 ~		61,980	62,496
3.200% due 07/06/2021		3,934	3,977
3.450% due 01/14/2022		969	995
3.450% due 04/10/2022		150	154
3.550% due 07/08/2022		2,100	2,191
4.200% due 11/06/2021		4,725	4,871
Goldman Sachs Group, Inc.
0.878% (SOFRRATE + 0.790%) due 12/09/2026 ~		15,800	15,909
0.963% (US0003M + 0.750%) due 02/23/2023 ~		30,440	30,733
1.030% (CDOR03 + 0.540%) due 07/27/2022 ~(e)	CAD	12,500	9,849
1.140% (CDOR03 + 0.650%) due 08/23/2022 ~(e)		15,000	11,831
1.215% (US0003M + 1.000%) due 07/24/2023 ~		$4,600	4,642
1.275% (US0003M + 1.050%) due 06/05/2023 ~		5,596	5,654
1.824% (US0003M + 1.600%) due 11/29/2023 ~		775	802
1.972% (US0003M + 1.750%) due 10/28/2027 ~		4,900	5,154
Harley-Davidson Financial Services, Inc.
1.168% (US0003M + 0.940%) due 03/02/2021 ~		1,825	1,825
2.850% due 01/15/2021		7,899	7,904
3.550% due 05/21/2021		5,523	5,584
4.050% due 02/04/2022		9,117	9,438
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		157,132	158,237
1.451% (US0003M + 1.230%) due 03/11/2025 ~		23,800	24,115
1.600% (US0003M + 1.380%) due 09/12/2026 ~		862	877
Hutchison Whampoa International Ltd.
3.250% due 11/08/2022		380	397
4.625% due 01/13/2022		12,901	13,416
Hyundai Capital Services, Inc.
2.875% due 03/16/2021		3,790	3,806
3.000% due 03/06/2022		26,017	26,720
ING Groep NV 1.238% (US0003M + 1.000%) due 10/02/2023 ~		7,690	7,811
International Lease Finance Corp. 8.625% due 01/15/2022		22,679	24,416
Intesa Sanpaolo SpA 6.500% due 02/24/2021		6,000	6,048
JPMorgan Chase & Co.
0.939% (US0003M + 0.730%) due 04/23/2024 ~		1,753	1,769
1.099% (US0003M + 0.890%) due 07/23/2024 ~		22,484	22,796
3.220% due 03/01/2025 •		2,500	2,700

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

KEB Hana Bank
0.938% (US0003M + 0.700%) due 10/02/2022 ~		23,620	23,749
1.095% (US0003M + 0.875%) due 09/14/2022 ~		8,800	8,864
LeasePlan Corp. NV 2.875% due 10/24/2024		17,150	18,138
Lloyds Banking Group PLC
1.326% due 06/15/2023 •		4,700	4,753
2.858% due 03/17/2023 •		36,400	37,420
2.907% due 11/07/2023 •		10,000	10,452
Mirae Asset Daewoo Co. Ltd. 4.125% due 11/07/2021		16,700	17,086
Mitsubishi UFJ Financial Group, Inc.
0.968% (US0003M + 0.740%) due 03/02/2023 ~		32,100	32,332
1.075% (US0003M + 0.860%) due 07/26/2023 ~		25,980	26,275
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		17,265	17,465
2.652% due 09/19/2022		22,460	23,162
3.406% due 02/28/2022		6,000	6,173
3.559% due 02/28/2024		5,000	5,373
3.960% due 09/19/2023		2,000	2,162
Mizuho Financial Group, Inc.
0.837% (US0003M + 0.630%) due 05/25/2024 ~		118,769	119,018
1.070% (US0003M + 0.840%) due 07/16/2023 ~		34,371	34,565
1.070% (US0003M + 0.850%) due 09/13/2023 ~		33,695	33,891
1.211% (US0003M + 0.990%) due 07/10/2024 ~		54,500	55,100
1.221% (US0003M + 1.000%) due 09/11/2024 ~		2,000	2,028
Morgan Stanley
1.433% (US0003M + 1.220%) due 05/08/2024 ~		18,240	18,598
1.615% (US0003M + 1.400%) due 10/24/2023 ~		89,254	90,973
3.000% due 02/07/2024 (e)	CAD	5,000	4,190
Nationwide Building Society 3.622% due 04/26/2023 •		$12,800	13,300
Natwest Group PLC
1.691% (US0003M + 1.470%) due 05/15/2023 ~		139,241	140,815
1.801% (US0003M + 1.550%) due 06/25/2024 ~		5,200	5,296
NatWest Markets PLC 1.651% (US0003M + 1.400%) due 09/29/2022 ~		53,900	54,576
Navient Corp. 6.625% due 07/26/2021		8,400	8,594
Nissan Motor Acceptance Corp.
0.869% (US0003M + 0.630%) due 09/21/2021 ~		4,800	4,789
0.874% (US0003M + 0.650%) due 07/13/2022 ~		2,680	2,661
0.941% due 09/28/2022 •		47,430	47,032
1.114% (US0003M + 0.890%) due 01/13/2022 ~		91,000	90,821
1.900% due 09/14/2021		2,000	2,014
3.450% due 03/15/2023		800	836
Nomura Holdings, Inc.
1.851% due 07/16/2025		43,122	45,006
2.648% due 01/16/2025		30,150	32,212
Nordea Bank Abp 1.164% (US0003M + 0.940%) due 08/30/2023 ~		18,060	18,224
OneMain Finance Corp.
5.625% due 03/15/2023		500	538
6.125% due 05/15/2022		2,600	2,762
7.750% due 10/01/2021		3,350	3,530
ORIX Corp.
2.900% due 07/18/2022		21,535	22,332
3.200% due 01/19/2022		26,500	27,235
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		22,066	22,127
5.250% due 08/15/2022		33,371	35,035
Piper Jaffray Cos.
4.740% due 10/15/2021		6,900	6,917
5.200% due 10/15/2023		24,600	24,600
QNB Finance Ltd.
1.214% (US0003M + 1.000%) due 05/02/2022 ~		27,590	27,694
1.545% (US0003M + 1.320%) due 12/06/2021 ~(e)		10,000	10,038
1.574% (US0003M + 1.350%) due 05/31/2021 ~		47,309	47,464
1.664% (US0003M + 1.450%) due 08/11/2021 ~		14,400	14,499
1.788% (US0003M + 1.570%) due 07/18/2021 ~		40,600	40,883
Santander Holdings USA, Inc. 4.450% due 12/03/2021		17,109	17,669
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •		14,400	15,168
Scentre Group Trust 2.375% due 04/28/2021		12,180	12,227
SL Green Operating Partnership LP 1.201% (US0003M + 0.980%) due 08/16/2021 ~		26,900	26,841
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		18,660	18,859
3.000% due 07/15/2022		8,800	9,037
3.550% due 04/15/2024		21,150	22,486
Standard Chartered PLC
1.335% (SOFRRATE + 1.250%) due 10/14/2023 ~		87,200	87,794
1.430% (US0003M + 1.200%) due 09/10/2022 ~		50,070	50,284
3.785% due 05/21/2025 •		1,708	1,853

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 1.290% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	15,946
Synchrony Bank
3.000% due 06/15/2022		$6,050	6,249
3.650% due 05/24/2021		31,700	32,015
Synchrony Financial 2.850% due 07/25/2022		15,049	15,544
Ventas Realty LP 3.125% due 06/15/2023		3,900	4,122
Wells Fargo & Co.
1.122% due 05/17/2023 •		3,000	3,009
1.444% (US0003M + 1.230%) due 10/31/2023 ~		128,988	131,050
2.094% due 04/25/2022 (e)	CAD	1,500	1,202
2.509% due 10/27/2023 (e)		30,900	25,377
3.184% due 02/08/2024 (e)		2,000	1,675
			3,859,619
INDUSTRIALS 13.2%
AP Moller - Maersk A/S 2.319% (US0003M + 2.100%) due 03/16/2021 ~		$7,000	7,022
Arrow Electronics, Inc. 3.500% due 04/01/2022		4,150	4,271
BAT Capital Corp.
1.101% (US0003M + 0.880%) due 08/15/2022 ~		116,071	116,921
3.222% due 08/15/2024		31,969	34,627
Bayer U.S. Finance LLC 1.227% (US0003M + 1.010%) due 12/15/2023 ~		46,900	47,408
Berry Global, Inc. 4.875% due 07/15/2026		16,000	17,204
BMW Finance NV 1.004% (US0003M + 0.790%) due 08/12/2022 ~		30,000	30,255
Boeing Co.
1.875% due 06/15/2023		11,878	12,090
2.125% due 03/01/2022		17,876	18,175
2.200% due 10/30/2022		1,827	1,874
2.700% due 05/01/2022		22,688	23,330
2.850% due 10/30/2024		6,000	6,346
4.508% due 05/01/2023		80,531	87,073
Boral Finance Pty. Ltd. 3.000% due 11/01/2022		800	818
Broadcom Corp. 2.200% due 01/15/2021		8,378	8,382
Central Nippon Expressway Co. Ltd.
0.681% (US0003M + 0.460%) due 02/15/2022 ~		26,200	26,235
0.774% (US0003M + 0.560%) due 11/02/2021 ~		114,500	114,759
1.042% due 03/03/2022 •		37,880	38,084
1.070% (US0003M + 0.850%) due 09/14/2021 ~		62,400	62,638
1.279% (US0003M + 1.070%) due 04/23/2021 ~		16,900	16,947
2.091% due 09/14/2021		2,100	2,123
2.241% due 02/16/2021		8,450	8,469
2.293% due 04/23/2021		16,928	17,020
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		120,557	123,684
4.464% due 07/23/2022		35,600	37,540
4.500% due 02/01/2024		500	555
CNPC HK Overseas Capital Ltd. 4.500% due 04/28/2021		13,850	13,991
Continental Airlines Pass-Through Trust 4.750% due 07/12/2022		352	352
CRH America, Inc. 5.750% due 01/15/2021		400	401
Daimler Finance North America LLC
0.895% (US0003M + 0.670%) due 11/05/2021 ~		8,150	8,186
1.060% (US0003M + 0.840%) due 05/04/2023 ~		19,800	19,920
1.093% (US0003M + 0.880%) due 02/22/2022 ~		58,600	59,036
1.121% (US0003M + 0.900%) due 02/15/2022 ~		49,756	50,139
Dell International LLC
4.000% due 07/15/2024		9,000	9,932
5.450% due 06/15/2023		5,200	5,753
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~		144,700	144,798
Equifax, Inc.
1.091% (US0003M + 0.870%) due 08/15/2021 ~		46,161	46,308
2.300% due 06/01/2021		4,200	4,224
Federal Express Corp. Pass-Through Trust 6.720% due 07/15/2023		867	884
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021		6,235	6,270
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		28,600	28,669
General Mills, Inc. 6.410% due 10/15/2022		11,500	12,690
General Motors Co. 1.130% (US0003M + 0.900%) due 09/10/2021 ~		10,095	10,107

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Heathrow Funding Ltd.
4.875% due 07/15/2023		6,900	7,044
4.875% due 07/15/2023		7,800	7,963
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		38,400	38,406
Hyundai Capital America
1.040% (US0003M + 0.820%) due 03/12/2021 ~		27,418	27,431
1.150% due 11/10/2022		38,500	38,545
1.170% (US0003M + 0.940%) due 07/08/2021 ~		24,188	24,223
1.170% due 07/08/2021 •		16,300	16,323
2.375% due 02/10/2023		12,300	12,689
2.850% due 11/01/2022		4,865	5,044
3.250% due 09/20/2022		2,830	2,948
3.950% due 02/01/2022		1,979	2,045
Imperial Brands Finance PLC
3.125% due 07/26/2024		17,150	18,385
3.500% due 02/11/2023		5,500	5,761
3.500% due 07/26/2026		2,100	2,327
3.750% due 07/21/2022		45,488	47,450
Infor, Inc. 1.450% due 07/15/2023		3,400	3,457
Kia Motors Corp. 2.625% due 04/21/2021		4,623	4,650
Kinder Morgan, Inc. 1.517% (US0003M + 1.280%) due 01/15/2023 ~		1,700	1,717
Kraft Heinz Foods Co. 1.026% (US0003M + 0.820%) due 08/10/2022 ~		14,110	14,081
Lennar Corp. 4.125% due 01/15/2022		3,359	3,445
Marriott International, Inc. 3.125% due 10/15/2021		29,561	29,962
Mylan, Inc. 4.200% due 11/29/2023		300	328
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		26,400	27,620
NXP BV 3.875% due 09/01/2022		900	949
Occidental Petroleum Corp. 1.671% (US0003M + 1.450%) due 08/15/2022 ~		99,061	97,118
Origin Energy Finance Ltd. 5.450% due 10/14/2021		140	145
PeaceHealth Obligated Group 1.375% due 11/15/2025		2,100	2,144
Phillips 66
0.833% (US0003M + 0.600%) due 02/26/2021 ~		26,905	26,908
0.840% (US0003M + 0.620%) due 02/15/2024 ~		30,200	30,229
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		3,200	3,517
6.250% due 03/15/2022		12,700	13,370
Saudi Arabian Oil Co. 1.250% due 11/24/2023		2,200	2,229
SK Telecom Co. Ltd. 3.750% due 04/16/2023		2,875	3,073
Spirit AeroSystems, Inc. 1.017% (US0003M + 0.800%) due 06/15/2021 ~		27,150	26,808
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		3,020	3,053
Sutter Health 1.321% due 08/15/2025		3,800	3,866
Syngenta Finance NV 3.933% due 04/23/2021		14,503	14,601
Valero Energy Corp. 1.367% (US0003M + 1.150%) due 09/15/2023 ~		40,625	40,733
VMware, Inc. 2.950% due 08/21/2022		5,400	5,603
Volkswagen Group of America Finance LLC
0.750% due 11/23/2022		28,000	28,096
2.700% due 09/26/2022		2,900	3,008
2.900% due 05/13/2022		11,955	12,337
Vulcan Materials Co. 0.875% (US0003M + 0.650%) due 03/01/2021 ~		8,749	8,753
VW Credit Canada, Inc.
2.650% due 06/27/2022 (e)	CAD	10,500	8,491
3.700% due 11/14/2022 (e)		20,000	16,580
Woodside Finance Ltd. 4.600% due 05/10/2021		$50,872	51,074
Woolworths Group Ltd. 4.550% due 04/12/2021		751	760
			2,030,799
SPECIALTY FINANCE 0.4%
CIMIC Group Ltd.
0.000% due 01/21/2021 (d)(e)		15,000	14,969
0.000% due 04/22/2021 (d)(e)		16,255	16,045

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Lloyds Banking Group PLC 3.870% due 09/02/2021 (e)		22,467	22,776
			53,790
UTILITIES 2.7%
American Electric Power Co., Inc. 0.680% (US0003M + 0.480%) due 11/01/2023 ~		90,700	90,846
AT&T, Inc.
1.111% (US0003M + 0.890%) due 02/15/2023 ~		52,326	52,961
1.400% (US0003M + 1.180%) due 06/12/2024 ~		4,200	4,304
2.850% due 05/25/2024 (e)	CAD	3,500	2,917
BG Energy Capital PLC 4.000% due 10/15/2021		$6,900	7,086
CNOOC Finance Ltd. 4.250% due 01/26/2021		8,471	8,487
FirstEnergy Corp. 2.850% due 07/15/2022		1,630	1,658
Israel Electric Corp. Ltd. 6.875% due 06/21/2023		13,900	15,810
Pacific Gas & Electric Co.
1.699% (US0003M + 1.480%) due 06/16/2022 ~		45,600	45,624
1.750% due 06/16/2022		81,808	82,045
3.250% due 06/15/2023		2,100	2,193
3.400% due 08/15/2024		4,400	4,688
3.750% due 02/15/2024		6,900	7,363
3.850% due 11/15/2023		2,300	2,446
4.250% due 08/01/2023		7,000	7,520
PPL WEM Ltd. 5.375% due 05/01/2021		573	575
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021		2,100	2,113
Southern California Edison Co. 3.700% due 08/01/2025		1,300	1,459
Sprint Communications, Inc.
6.000% due 11/15/2022		8,800	9,537
11.500% due 11/15/2021		300	326
Sprint Corp.
7.250% due 09/15/2021		8,200	8,542
7.875% due 09/15/2023		1,500	1,739
Verizon Communications, Inc. 1.321% (US0003M + 1.100%) due 05/15/2025 ~		52,265	53,701
			413,940
Total Corporate Bonds & Notes (Cost $6,288,449)			6,358,148
MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2017 0.933% (US0001M + 0.780%) due 04/01/2047 ~		50,810	50,802
Orange Unified School District, California Revenue Bonds, Series 2008 1.005% (US0001M + 0.850%) due 05/01/2043 «~(e)		31,970	30,775
			81,577
COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 1.148% (0.67*US0001M + 1.050%) due 09/01/2039 ~		1,540	1,541
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.522% (US0003M + 0.300%) due 02/15/2036 ~		18,000	16,981
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.345% (US0003M + 0.130%) due 10/25/2036 ~		2,196	2,167
Total Municipal Bonds & Notes (Cost $103,632)			102,266
U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.191% due 07/25/2037 •		172	169
0.210% due 12/25/2036 •		45	45
0.255% due 03/25/2036 •		19	19
0.268% due 03/25/2034 •		10	10
0.298% due 08/25/2034 •		69	68
0.348% due 02/25/2037 •		489	488
0.448% due 12/25/2028 •		136	136
0.468% due 06/25/2036 •		81	81
0.488% due 11/25/2036 •		68	68
0.498% due 04/25/2036 - 09/25/2036 •		67	67
0.498% due 05/25/2042 - 03/25/2044 •		162	163

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

0.499% due 12/25/2044 •	8,484	8,526
0.500% due 09/25/2042 •	200	200
0.518% due 03/25/2036 •	41	41
0.548% due 06/25/2032 •	1	1
0.548% due 09/25/2032 •	27	27
0.549% due 07/25/2044 •	4,171	4,172
0.553% due 03/17/2032 •	289	289
0.558% due 05/18/2032 •	53	54
0.578% due 07/25/2036 •	26	26
0.598% due 08/25/2021 - 09/25/2037 •	39	40
0.598% due 02/25/2033 •	57	56
0.599% due 07/25/2046 •	14,208	14,196
0.603% due 09/17/2027 •	1	2
0.648% due 02/25/2022 - 04/25/2042 •	148	150
0.649% due 03/25/2046 •	3,442	3,443
0.658% due 07/18/2027 - 05/18/2032 •	53	53
0.688% due 07/25/2037 •	140	141
0.778% due 04/25/2031 •	54	55
0.875% due 12/18/2026	143,000	143,338
0.918% due 06/25/2037 •	104	106
0.949% due 05/25/2050 •	3,527	3,546
0.998% due 02/25/2023 - 07/25/2038 •	5	5
1.048% due 04/25/2032 •	7	7
1.048% due 11/25/2049 •	11	11
1.148% due 11/25/2049 •	8	9
1.298% due 09/25/2023 •	5	6
1.368% due 10/25/2038 •	27	28
1.772% due 11/01/2035 •	31	32
1.773% due 05/01/2021 - 01/01/2027 •	6	6
1.944% due 06/01/2043 - 10/01/2044 •	1,562	1,577
1.970% due 09/01/2034 •	142	143
1.993% due 12/01/2035 •	7	7
2.010% due 09/01/2035 •	2	2
2.082% due 10/01/2035 •	6	6
2.279% due 01/01/2036 •	10	11
2.280% due 11/01/2035 •	8	8
2.285% due 01/01/2036 •	13	14
2.288% due 09/01/2034 •	9	9
2.335% due 10/01/2035 •	6	6
2.362% due 09/01/2035 •	5	5
2.408% due 09/01/2034 •	6	6
2.413% due 08/01/2035 •	14	14
2.414% due 11/01/2027 - 09/01/2034 •	27	27
2.417% due 06/01/2035 •	9	9
2.442% due 09/01/2035 •	2	2
2.465% due 06/01/2033 •	9	9
2.466% due 07/01/2034 •	2	2
2.479% due 07/01/2035 •	12	12
2.535% due 06/01/2034 •	1	1
2.643% due 05/01/2035 •	15	15
2.761% due 05/01/2034 •	7	7
2.840% due 05/01/2038 •	1,115	1,174
2.846% due 12/01/2040 •	20	20
2.876% due 02/01/2034 •	18	19
2.880% due 11/01/2034 •	48	51
2.967% due 11/01/2024 •	3	3
2.998% due 08/01/2029 •	143	143
3.000% due 05/25/2028 - 06/25/2028 (a)	27,121	1,619
3.015% due 06/01/2036 •	8	8
3.289% due 05/01/2035 •	52	52
3.307% due 05/01/2036 •	510	529
3.347% due 12/01/2036 •	5	5
3.381% due 01/01/2036 •	57	61
3.511% due 07/01/2029 •	38	38
3.661% due 12/01/2036 •	4	4
3.684% due 04/01/2029 •	2	2
3.781% due 06/01/2035 •	25	25
3.815% due 03/01/2036 •	16	16
3.840% due 02/01/2033 •	2	2
3.912% due 03/01/2036 •	21	21
3.938% due 01/01/2032 •	144	143
4.032% due 05/01/2036 •	12	12
4.456% due 07/01/2028 •	3	3
5.748% due 10/25/2042 ~	153	177
8.010% due 06/25/2032 ~	2	2
Freddie Mac
0.409% due 07/15/2034 •	29	28
0.499% due 02/15/2038 •	12,410	12,303
0.509% due 07/15/2036 •	229	229
0.559% due 06/15/2031 •	38	38
0.600% due 10/15/2025 (i)(k)	30,000	30,033
0.609% due 12/15/2031 •	1	1
0.609% due 09/15/2041 •	482	487
0.639% due 11/15/2036 •	21	21
0.650% due 10/22/2025	52,000	52,019
0.659% due 07/15/2039 - 02/15/2041 •	1,250	1,240

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

0.709% due 06/15/2031 •	92	93
0.750% due 07/28/2025 - 06/23/2026	67,017	67,077
0.759% due 06/15/2031 - 12/15/2037 •	127	128
0.800% due 10/27/2026 - 10/28/2026	153,250	153,324
0.830% due 11/05/2026	31,005	31,025
0.850% due 12/23/2026	54,000	54,082
0.859% due 03/15/2032 •	83	84
0.891% due 03/15/2023 •	1	1
1.159% due 11/15/2033 - 10/15/2049 •	112	114
1.809% due 10/25/2044 •	1,614	1,646
1.944% due 02/25/2045 •	590	595
2.209% due 07/15/2035 •	22,800	23,062
2.310% due 11/01/2035 •	19	19
2.378% due 09/01/2035 •	44	46
2.429% due 08/01/2035 •	16	17
2.449% due 10/01/2033 •	4	4
2.500% due 06/25/2034 - 10/25/2048	18,453	18,954
2.626% due 12/01/2035 •	9	9
2.663% due 01/15/2038 ~(a)	11,382	689
2.686% due 05/01/2034 •	15	16
2.710% due 08/01/2035 •	6	6
2.830% due 08/01/2034 •	16	16
2.884% due 04/01/2025 •	1	1
3.000% due 12/25/2046	6,311	6,428
3.305% due 07/01/2033 •	10	10
3.500% due 12/25/2046	17,235	17,690
5.000% due 08/15/2035	997	1,157
6.500% due 07/25/2043	139	173
Ginnie Mae
0.690% due 04/20/2062 •	4,088	4,101
0.740% due 10/20/2065 •	3,090	3,105
0.820% due 11/20/2065 •	6,502	6,522
0.840% due 02/20/2062 •	19,390	19,516
0.910% due 10/20/2066 •	2,612	2,640
0.940% due 01/20/2066 - 06/20/2066 •	36,868	37,387
0.990% due 04/20/2066 - 11/20/2066 •	10,449	10,624
1.080% due 11/20/2067 •	1,804	1,838
1.090% due 12/20/2066 •	2,771	2,821
1.140% due 03/20/2066 •	18,106	18,493
1.153% due 08/16/2039 •	185	189
1.438% due 07/20/2067 •	4,305	4,402
1.904% due 04/20/2067 •	4,201	4,286
2.213% due 12/20/2068 •	19,320	19,271
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2025 ~	26	27
2.250% due 08/20/2027 - 08/20/2031 •	377	390
2.500% due 01/20/2049 - 10/20/2049	39,893	40,634
2.875% (H15T1Y + 1.500%) due 05/20/2021 - 06/20/2026 ~	19	19
2.875% due 06/20/2027 - 05/20/2032 •	417	432
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~	70	71
3.000% due 03/20/2029 - 03/20/2032 •	284	293
3.125% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2024 ~	1	0
3.125% due 11/20/2026 - 12/20/2033 •	194	200
Small Business Administration
4.340% due 03/01/2024	20	21
5.370% due 04/01/2028	47	52
5.490% due 03/01/2028	31	34
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049	201,403	214,889
Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	100	104
Total U.S. Government Agencies (Cost $1,044,337)		1,051,127
U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Notes
0.625% due 05/15/2030 (g)	85,800	83,843
1.500% due 02/15/2030 (g)	25,800	27,282
Total U.S. Treasury Obligations (Cost $112,265)		111,125
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%
280 Park Avenue Mortgage Trust 1.039% due 09/15/2034 •	12,400	12,427
Adjustable Rate Mortgage Trust 2.722% due 02/25/2035 ~	659	676
American Home Mortgage Assets Trust
0.528% due 05/25/2046 ^•	1,094	953
0.528% due 09/25/2046 ^•	440	434
American Home Mortgage Investment Trust 1.757% due 09/25/2045 •	56	56
AREIT Trust
1.133% due 11/14/2035 •	8,955	8,897
1.173% due 09/14/2036 •	27,400	27,041
2.779% due 04/15/2037 •	26,100	26,449
Ashford Hospitality Trust 1.059% due 04/15/2035 •	6,705	6,632

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Atrium Hotel Portfolio Trust 1.109% due 06/15/2035 •		17,200	16,887
Avon Finance PLC 0.954% due 09/20/2048 •	GBP	60,602	82,787
BAMLL Commercial Mortgage Securities Trust
1.209% due 04/15/2036 •		$11,700	11,421
1.359% due 03/15/2034 •		17,500	17,305
Banc of America Funding Trust
2.826% due 02/20/2036 ~		521	511
3.500% due 01/20/2047 ^~		53	51
Banc of America Mortgage Trust
3.614% due 07/20/2032 ~		13	13
3.629% due 02/25/2036 ^~		40	39
Bancorp Commercial Mortgage Trust
1.059% due 09/15/2035 •		159	158
1.159% due 03/15/2036 •		6,255	6,233
1.209% due 09/15/2036 •		18,029	18,019
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~		29	30
2.550% due 07/25/2033 ~		1,082	1,050
2.781% due 11/25/2030 ~		26	26
2.801% due 01/25/2034 ~		92	94
2.838% due 01/25/2035 ~		32	32
2.900% due 11/25/2034 ~		232	222
2.929% due 08/25/2033 ~		623	622
3.176% due 11/25/2034 ~		4,221	3,599
3.800% due 05/25/2047 ^~		541	528
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •		387	367
2.729% due 01/25/2036 ^~		874	898
3.152% due 09/25/2035 ^~		1,380	1,089
3.270% due 11/25/2036 ~		1,460	1,122
3.369% due 05/25/2035 ~		96	97
Bear Stearns Commercial Mortgage Securities Trust 6.125% due 04/12/2038 ~		3,922	3,932
Bear Stearns Structured Products, Inc. Trust
2.728% due 12/26/2046 ^~		1,993	1,776
2.984% due 01/26/2036 ^~		3,162	2,594
Brass PLC 0.921% due 11/16/2066 •		11,895	11,946
BXMT Ltd. 1.553% due 03/15/2037 •		3,100	3,115
CD Mortgage Trust 5.648% due 10/15/2048		2,768	2,849
Chase Mortgage Finance Trust 3.647% due 03/25/2037 ^~		179	176
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.398% due 08/25/2035 •		91	92
Citigroup Mortgage Loan Trust
0.218% due 01/25/2037 •		190	169
1.375% due 08/25/2036 •		2,808	2,792
2.570% due 05/25/2035 •		81	82
2.895% due 07/25/2046 ^~		140	137
3.125% due 08/25/2035 ~		305	309
3.228% due 09/25/2059 þ		9,791	9,883
3.258% due 04/25/2066 ~		4,985	5,099
3.361% due 09/25/2037 ^~		1,032	1,004
3.880% due 10/25/2035 ^•		45	46
4.005% due 03/25/2034 ~		28	29
Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •		13	13
Commercial Mortgage Trust 0.778% due 03/10/2046 •		953	953
Countrywide Alternative Loan Trust
0.308% due 02/25/2047 •		93	85
0.328% due 05/25/2047 •		1,656	1,551
0.332% due 02/20/2047 ^•		2,446	1,884
0.347% due 12/20/2046 ^•		1,638	1,390
0.362% due 07/20/2046 ^•		865	683
0.528% due 09/25/2046 ^•		548	522
0.568% due 07/25/2046 •		162	152
1.609% due 12/25/2035 •		297	275
1.609% due 02/25/2036 •		200	187
3.674% due 02/25/2037 ^~		520	508
6.000% due 04/25/2037 ^		122	75
6.250% due 12/25/2033		90	92
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •		135	120
0.728% due 04/25/2035 •		15	15
0.788% due 03/25/2035 •		166	147
2.997% due 09/25/2047 ^~		92	87
3.625% due 07/19/2031 ~		3	3
Countrywide Home Loan Reperforming REMIC Trust
0.488% due 06/25/2035 •		1,564	1,476
4.874% due 01/25/2034 ^~		8	8

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		29	27
2.708% due 11/25/2033 ~		462	464
3.220% due 11/25/2034 ~		197	206
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058		9,620	9,662
Credit Suisse Mortgage Capital Trust
0.909% due 07/15/2032 •		15,600	15,256
3.036% due 10/27/2059 ~		20,399	20,631
3.089% due 12/26/2059 ~		2,671	2,685
3.322% due 10/25/2058 ~		9,071	9,158
Durham Mortgages A PLC 0.601% due 03/31/2053 •	GBP	22,042	30,122
Durham Mortgages B PLC 0.651% due 03/31/2054 •		8,525	11,635
Dutch Property Finance BV 0.141% due 07/28/2054 •	EUR	817	995
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$3,047	3,098
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •	GBP	945	1,259
European Loan Conduit 1.000% due 02/17/2030 •	EUR	10,689	13,019
European Residential Loan Securitisation DAC 0.276% due 03/24/2063 •		611	746
Finsbury Square PLC
0.854% due 03/16/2070 •	GBP	23,624	32,254
0.991% due 09/12/2068 •		2,648	3,627
1.016% due 06/16/2069 •		2,222	3,044
1.064% due 12/16/2069 •		1,404	1,925
1.370% due 06/16/2070 •		27,010	37,205
First Horizon Mortgage Pass-Through Trust 3.197% due 08/25/2035 ~		$173	148
FirstKey Master Funding 3.000% due 05/27/2036 ~		3,335	3,343
FWD Securitization Trust 2.240% due 01/25/2050 ~		9,864	10,127
GCAT Trust 2.650% due 10/25/2068 ~		2,407	2,492
GMAC Mortgage Corp. Loan Trust 3.073% due 08/19/2034 ~		256	239
Gosforth Funding PLC 0.709% due 12/19/2059 •		1,048	1,048
GPMT Ltd. 1.052% due 11/21/2035 •		4,521	4,499
Great Hall Mortgages PLC
0.167% due 03/18/2039 •	GBP	1,727	2,331
0.187% due 06/18/2038 •		1,033	1,391
GreenPoint Mortgage Funding Trust
0.588% due 06/25/2045 •		$157	142
0.608% due 06/25/2045 •		70	58
0.688% due 11/25/2045 •		255	224
GS Mortgage Securities Corp. Trust 0.859% due 07/15/2032 •		8,000	8,005
GS Mortgage Securities Trust
2.905% due 11/10/2049		2,256	2,277
3.648% due 01/10/2047		21,480	22,431
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		95	103
GSR Mortgage Loan Trust
3.050% due 01/25/2036 ^~		175	176
3.144% due 04/25/2036 ~		155	128
3.201% due 09/25/2035 ~		591	610
Harben Finance PLC 0.851% due 08/20/2056 •	GBP	3,194	4,369
HarborView Mortgage Loan Trust
0.282% due 03/19/2037 •		$518	492
0.512% due 07/19/2046 ^•		1,107	637
0.592% due 05/19/2035 •		604	572
0.630% due 03/19/2036 ^•		1,626	1,545
2.551% due 04/19/2034 ~		9	8
3.344% due 08/19/2036 ^~		29	29
Hawksmoor Mortgage Funding PLC 1.104% due 05/25/2053 •	GBP	22,407	30,691
Hawksmoor Mortgages 1.104% due 05/25/2053 •		117,364	160,752
Holmes Master Issuer PLC 0.657% due 10/15/2054 •		$67,405	67,430
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		7,555	7,648
HPLY Trust 1.159% due 11/15/2036 •		21,721	21,424
Impac CMB Trust
0.788% due 03/25/2035 •		2,007	2,003
1.048% due 10/25/2033 •		1	1

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

IMT Trust 0.859% due 06/15/2034 •		8,947	8,929
IndyMac Adjustable Rate Mortgage Trust
1.762% due 01/25/2032 ~		1	1
1.810% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
0.328% due 07/25/2047 •		408	321
0.338% due 09/25/2046 •		772	709
0.548% due 06/25/2046 •		347	308
0.568% due 05/25/2046 •		126	120
0.628% due 07/25/2035 •		89	85
2.900% due 12/25/2034 ~		13	13
JPMBB Commercial Mortgage Securities Trust 3.046% due 04/15/2047		67	67
JPMorgan Chase Commercial Mortgage Securities Trust
1.009% due 12/15/2036 •		8,500	8,397
1.159% due 06/15/2032 •		14,634	14,458
1.609% due 12/15/2031 •		15,200	14,901
2.410% due 06/15/2035 •		23,840	22,717
3.093% due 07/05/2032		10,947	11,265
3.379% due 09/15/2050		4,300	4,591
JPMorgan Mortgage Trust 3.005% due 04/25/2035 ~		893	818
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	17,000	23,045
Lanark Master Issuer PLC 1.026% due 12/22/2069 •		$18,683	18,722
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		4,030	4,054
Liberty Funding Pty. Ltd. 1.264% due 10/10/2049 •	AUD	1,477	1,140
London Wall Mortgage Capital PLC 0.898% due 11/15/2049 •	GBP	2,225	3,044
Luminent Mortgage Trust
0.318% due 12/25/2036 •		$541	511
0.508% due 12/25/2036 ^•		104	98
0.548% due 10/25/2046 •		135	127
MASTR Adjustable Rate Mortgages Trust
0.358% due 04/25/2046 •		294	267
3.176% due 11/21/2034 ~		346	355
MASTR Alternative Loan Trust 6.000% due 08/25/2033		414	432
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.859% due 11/15/2031 •		401	403
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.599% due 12/15/2030 •		412	402
1.019% due 08/15/2032 •		25	24
2.610% due 10/20/2029 •		311	309
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •		1,947	1,923
0.648% due 11/25/2035 •		251	243
1.757% due 12/25/2032 ~		2	2
Merrill Lynch Mortgage-Backed Securities Trust 3.528% due 04/25/2037 ^~		241	239
MF1 Ltd. 1.278% due 12/25/2034 •		2,500	2,486
MFA Trust
1.381% due 04/25/2065 ~		42,258	42,329
1.479% due 03/25/2065 ~		5,724	5,769
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		23,445	24,373
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		553	563
3.040% due 04/15/2048		3,078	3,221
Morgan Stanley Capital Trust
1.159% due 05/15/2036 •		11,400	11,036
6.014% due 06/11/2042 ~		8,100	8,309
6.148% due 06/11/2049 ~		1,407	1,408
Morgan Stanley Mortgage Loan Trust
0.368% due 02/25/2047 •		802	291
2.201% due 06/25/2036 ~		38	39
MortgageIT Trust 0.888% due 12/25/2034 •		329	333
Natixis Commercial Mortgage Securities Trust 0.909% due 02/15/2033 •		5,900	5,629
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		86,566	91,138
2.750% due 11/25/2059 ~		82,762	87,113
3.500% due 12/25/2057 ~		4,197	4,452
3.500% due 10/25/2059 ~		2,985	3,200
4.500% due 05/25/2058 ~		13,004	14,117
Nomura Resecuritization Trust 0.667% due 12/26/2036 •		1,582	1,564
OBX Trust 0.798% due 06/25/2057 •		1,646	1,644

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

One New York Plaza Trust 1.109% due 01/15/2026 •		27,900	28,004
Pepper Residential Securities Trust 1.070% due 08/13/2057 •	AUD	3,264	2,517
Permanent Master Issuer PLC 0.787% due 07/15/2058 •		$13,050	13,082
PFP Ltd.
1.123% due 04/14/2036 •		30,452	30,045
1.203% due 04/14/2037 •		2,500	2,477
Polaris PLC 1.301% due 05/27/2057 •	GBP	1,080	1,481
Polaris RMBS 1.301% due 04/27/2057 •		4,237	5,808
Precise Mortgage Funding PLC 0.721% due 03/12/2055 •		2,664	3,631
RBS Acceptance, Inc. 3.582% due 06/25/2024 ~		$1	1
RBSSP Resecuritization Trust 0.718% due 08/26/2045 •		1,606	1,591
Residential Accredit Loans, Inc. Trust
0.398% due 08/25/2037 •		209	192
0.448% due 08/25/2035 •		470	398
0.568% due 04/25/2046 •		156	65
1.969% due 09/25/2045 •		303	291
Residential Asset Securitization Trust
3.378% due 12/25/2034 ~		1,023	995
5.750% due 02/25/2036 ^		96	64
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		10	11
Residential Mortgage Securities PLC
1.234% due 09/20/2065 •	GBP	4,295	5,885
1.304% due 06/20/2070 •		32,243	44,364
Ripon Mortgages PLC 0.851% due 08/20/2056 •		104,939	143,435
RMAC PLC 0.741% due 06/12/2046 •		6,353	8,642
Sage AR Funding PLC 1.303% due 11/17/2030 •		4,800	6,577
Sequoia Mortgage Trust
0.552% due 05/20/2035 •		$1,649	1,651
0.758% due 05/20/2034 •		575	571
0.912% due 10/20/2027 •		105	102
2.345% due 01/20/2047 ^~		108	83
2.789% due 04/20/2035 ~		57	59
Silverstone Master Issuer PLC
0.779% due 01/21/2070 •		3,960	3,967
0.806% due 01/21/2070 •	GBP	20,064	27,708
Stanlington PLC 1.041% due 06/12/2046 •		1,649	2,259
Stratton Mortgage Funding PLC 1.254% due 05/25/2051 •		7,980	10,931
Structured Adjustable Rate Mortgage Loan Trust
2.009% due 01/25/2035 ^•		$30	28
3.080% due 02/25/2034 ~		32	31
3.195% due 08/25/2035 ~		310	295
Structured Asset Mortgage Investments Trust
0.338% due 07/25/2046 ^•		1,279	1,028
0.408% due 03/25/2037 •		307	131
0.588% due 05/25/2036 •		2,843	2,690
0.588% due 05/25/2046 •		800	416
0.608% due 05/25/2045 •		210	206
0.652% due 07/19/2035 •		1,593	1,578
0.708% due 02/25/2036 ^•		17	16
0.732% due 07/19/2034 •		7	7
0.812% due 09/19/2032 •		9	9
0.852% due 03/19/2034 •		116	116
0.852% due 04/19/2035 •		572	588
Structured Asset Securities Corp. 5.050% due 02/25/2034 þ		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.181% due 07/25/2032 ~		3	3
Tharaldson Hotel Portfolio Trust 0.903% due 11/11/2034 •		10,207	9,928
Thornburg Mortgage Securities Trust 3.335% due 04/25/2045 ~		51	52
Towd Point Mortgage Funding
0.956% due 07/20/2045 •	GBP	47,937	65,564
1.255% due 02/20/2054 •		8,928	12,241
Towd Point Mortgage Funding PLC
0.851% (BP0003M + 0.800%) due 02/20/2045 ~		9,297	12,677
0.956% due 07/20/2045 •		1,634	2,235
1.073% due 10/20/2051 •		9,960	13,674
Tower Bridge Funding PLC 1.234% due 12/20/2061 •		4,691	6,429
Trinity Square PLC 1.196% due 07/15/2051 •		7,262	9,941

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

UBS-Barclays Commercial Mortgage Trust 0.938% due 04/10/2046 •		$3,201	3,209
Verus Securitization Trust 1.977% due 03/25/2060 ~		1,900	1,930
WaMu Mortgage Pass-Through Certificates Trust
0.668% due 11/25/2045 •		58	57
0.688% due 12/25/2045 •		78	78
0.728% due 10/25/2045 •		540	531
0.768% due 01/25/2045 •		68	67
0.868% due 10/25/2045 •		899	886
0.928% due 01/25/2045 •		1,335	1,325
1.309% due 02/25/2047 ^•		291	273
1.339% due 01/25/2047 •		205	202
1.349% due 01/25/2047 ^•		402	379
1.369% due 04/25/2047 •		693	648
1.554% due 12/25/2046 •		897	843
1.564% due 12/25/2046 ^•		423	385
1.609% due 02/25/2046 •		1,070	1,059
1.609% due 08/25/2046 •		4,934	4,724
1.753% due 02/27/2034 •		25	25
1.753% due 01/25/2047 •		131	127
1.809% due 11/25/2042 •		137	132
2.003% due 07/25/2046 •		154	146
2.003% due 08/25/2046 •		1,557	1,490
2.003% due 09/25/2046 •		241	240
2.003% due 11/25/2046 •		90	86
2.009% due 06/25/2042 •		134	129
2.009% due 08/25/2042 •		177	171
2.023% due 12/25/2046 •		565	537
2.722% due 12/25/2036 ^~		165	164
2.780% due 09/25/2033 ~		183	176
2.782% due 09/25/2033 ~		577	576
2.966% due 01/25/2037 ^~		242	220
3.014% due 09/25/2036 ^~		243	232
3.208% due 04/25/2037 ^~		160	147
3.348% due 05/25/2037 ^~		307	268
3.508% due 02/25/2037 ^~		350	318
3.509% due 03/25/2033 ~		25	25
3.534% due 02/25/2037 ^~		823	799
3.573% due 02/25/2037 ^~		388	379
3.655% due 06/25/2034 ~		548	557
Washington Mutual Mortgage Pass-Through Certificates Trust
1.579% due 05/25/2046 ^•		285	242
Wells Fargo Commercial Mortgage Trust
1.004% due 12/13/2031 •		10,000	9,798
1.203% due 07/15/2046 •		2,500	2,502
1.703% due 01/15/2059 •		3,500	3,550
4.218% due 07/15/2046 ~		4,100	4,410
Wells Fargo-RBS Commercial Mortgage Trust
0.713% due 08/15/2047 •		14,767	14,644
0.943% due 12/15/2045 •		20,884	20,930
1.353% due 06/15/2045 •		21,425	21,359
1.603% due 06/15/2044 •		3,053	3,054
3.369% due 11/15/2047		12,433	13,082
3.440% due 04/15/2045		2,075	2,099
Total Non-Agency Mortgage-Backed Securities (Cost $1,845,961)			1,915,448
ASSET-BACKED SECURITIES 14.2%
522 Funding CLO Ltd. 1.468% due 10/20/2029 •		8,400	8,396
AASET U.S. Ltd. 3.844% due 01/16/2038		10,275	9,763
Accredited Mortgage Loan Trust 0.408% due 09/25/2036 •		6,106	5,979
ACE Securities Corp. Home Equity Loan Trust
0.208% due 10/25/2036 •		10	6
0.928% due 04/25/2034 •		17,580	17,273
1.183% due 10/25/2034 •		2,914	2,877
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •	EUR	9,800	12,045
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.823% due 01/25/2036 •		$516	517
0.928% due 05/25/2034 •		237	236
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •		150	146
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.088% due 06/25/2029 •		88	83
Apres Static CLO Ltd. 1.290% due 10/15/2028 •		39,200	39,146
Arbor Realty Collateralized Loan Obligation Ltd. 1.149% due 12/15/2027 •		1,399	1,398
Arbor Realty Commercial Real Estate Notes Ltd. 1.309% due 05/15/2037 •		19,500	19,477
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	6,500	7,943

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.198% due 12/25/2033 •		$124	123
3.320% due 12/25/2033 •		1,803	1,809
Arkansas Student Loan Authority 1.107% due 11/25/2043 •		2,311	2,322
Asset-Backed Funding Certificates Trust
0.848% due 06/25/2034 •		339	331
1.123% due 06/25/2033 •		1,108	1,104
Asset-Backed Securities Corp. Home Equity Loan Trust
0.228% due 05/25/2037 •		23	19
0.388% due 07/25/2036 •		1,150	1,104
Atlas Senior Loan Fund Ltd. 1.088% due 04/20/2028 •		2,039	2,025
Basic Asset-Backed Securities Trust 0.768% due 04/25/2036 •		472	471
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		2,996	3,010
Bear Stearns Asset-Backed Securities Trust
0.808% due 10/25/2032 •		129	128
0.823% due 11/25/2035 ^•		507	506
0.883% due 09/25/2035 •		5,819	5,801
0.948% due 10/27/2032 •		55	54
1.148% due 10/25/2037 •		544	544
1.148% due 11/25/2042 •		17	16
1.398% due 08/25/2037 •		342	343
5.500% due 09/25/2033 þ		6,706	6,959
Bear Stearns Second Lien Trust 1.498% due 01/25/2036 •		6,013	6,011
Benefit Street Partners CLO Ltd. 0.998% due 07/18/2027 •		1,450	1,447
BlueMountain CLO Ltd. 1.554% due 04/13/2027 •		4,493	4,498
Bravo Mortgage Asset Trust 0.388% due 07/25/2036 •		162	162
Brookside Mill CLO Ltd. 1.038% due 01/17/2028 •		4,200	4,175
Carrington Mortgage Loan Trust 1.448% due 10/17/2029 •		7,100	7,097
Cent CLO Ltd. 1.543% due 10/29/2025 •		248	248
Chase Funding Trust 0.788% due 08/25/2032 •		20	19
CIT Group Home Equity Loan Trust 0.688% due 06/25/2033 •		5	5
Citigroup Mortgage Loan Trust 0.208% due 07/25/2045 •		268	226
CLNC FL1 Ltd. 1.402% due 08/20/2035 •		46,900	46,633
Commonbond Student Loan Trust 2.550% due 05/25/2041		2,910	2,990
Countrywide Asset-Backed Certificates
0.438% due 05/25/2047 •		208	203
0.888% due 05/25/2032 •		145	143
1.573% due 03/25/2035 •		364	365
1.648% due 10/25/2034 •		2,279	2,289
Countrywide Asset-Backed Certificates Trust
0.298% due 09/25/2046 •		84	83
0.948% due 10/25/2047 •		1,844	1,811
1.048% due 05/25/2036 •		555	546
Countrywide Asset-Backed Certificates Trust, Inc. 0.688% due 12/25/2034 •		5,016	4,842
Countrywide Asset-Backed Certificates, Inc. 0.973% due 03/25/2034 •		1,398	1,392
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		2	1
Credit-Based Asset Servicing & Securitization LLC
0.268% due 07/25/2037 •		273	215
0.748% due 08/25/2035 •		3,583	3,566
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •		43	26
Crown Point CLO Ltd. 1.388% due 10/20/2028 •		2,873	2,865
CWHEQ Revolving Home Equity Loan Trust 0.299% due 01/15/2037 •		11	10
Dell Equipment Finance Trust 2.260% due 06/22/2022		29,900	30,257
Delta Funding Home Equity Loan Trust 0.979% due 09/15/2029 •		23	22
Dorchester Park CLO DAC 1.118% due 04/20/2028 •		7,534	7,522
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	10,400	12,709
ECMC Group Student Loan Trust
0.898% due 02/27/2068 •		$20,232	20,008
1.148% due 07/25/2069 •		11,109	11,145
1.198% due 05/25/2067 •		1,235	1,242

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Edsouth Indenture LLC 0.878% due 04/25/2039 •		2,087	2,076
EFS Volunteer LLC 1.065% due 10/25/2035 •		3,894	3,898
Elevation CLO Ltd. 1.208% due 04/18/2027 •		677	678
EMC Mortgage Loan Trust 0.888% due 05/25/2040 •		28	27
Evans Grove CLO Ltd. 1.144% due 05/28/2028 •		25,530	25,420
Fieldstone Mortgage Investment Trust 2.323% due 08/25/2034 •		647	633
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		3,504	3,509
Finance America Mortgage Loan Trust 0.973% due 08/25/2034 •		7,527	7,451
First Franklin Mortgage Loan Trust 0.308% due 11/25/2036 •		2,546	2,485
First NLC Trust 0.218% due 08/25/2037 •		407	254
FirstKey Homes Trust 1.266% due 10/19/2037		54,500	54,895
Flagship CLO Ltd. 1.080% due 01/16/2026 •		1,241	1,237
Flagship Credit Auto Trust 2.830% due 10/16/2023		3,207	3,247
Ford Auto Securitization Trust 2.321% due 10/15/2023	CAD	26,555	21,135
Ford Credit Floorplan Master Owner Trust 0.759% due 09/15/2024 •		$49,200	49,568
Fremont Home Loan Trust 0.883% due 01/25/2035 •		1,771	1,757
Gallatin CLO Ltd.
1.259% due 01/21/2028 •		26,124	26,021
1.537% (US0003M + 1.050%) due 07/15/2027 ~		13,980	13,957
Golden Credit Card Trust 0.479% due 05/15/2023 •		6,500	6,505
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	9,300	11,395
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •		$12,900	12,900
Greystone Commercial Real Estate Notes Ltd. 1.339% due 09/15/2037 •		16,000	15,881
GSAA Home Equity Trust 0.688% due 07/25/2037 •		1,093	1,069
GSAMP Trust
0.218% due 12/25/2036 •		311	189
0.408% due 06/25/2036 •		5,662	5,481
0.898% due 01/25/2034 •		1,429	1,390
GSRPM Mortgage Loan Trust 0.648% due 03/25/2035 •		2,433	2,414
Gulf Stream Meridian Ltd. 2.437% due 10/15/2029 •		10,700	10,759
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •	EUR	19,500	23,926
Home Equity Asset Trust
0.538% due 07/25/2036 •		$7,763	7,643
1.068% due 02/25/2033 •		1	1
1.093% due 06/25/2034 •		3,767	3,758
HSI Asset Loan Obligation Trust 0.208% due 12/25/2036 •		96	35
HSI Asset Securitization Corp. Trust
0.308% due 05/25/2037 •		121	119
0.328% due 02/25/2036 •		201	201
0.478% due 02/25/2036 •		3,698	3,557
JPMorgan Mortgage Acquisition Trust
0.358% due 10/25/2036 •		6,666	6,527
0.388% due 05/25/2037 •		1,500	1,471
0.418% due 07/25/2036 •		2,500	2,403
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,543	3,565
3.750% due 04/25/2059 þ		8,140	8,229
Lehman ABS Mortgage Loan Trust 0.238% due 06/25/2037 •		305	234
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		41,400	41,209
Long Beach Mortgage Loan Trust
0.708% due 10/25/2034 •		359	346
0.848% due 03/25/2032 •		16	16
0.973% due 02/25/2034 •		447	447
1.123% due 04/25/2035 •		22,858	22,919
1.168% due 08/25/2033 •		1,491	1,485
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •		32,709	33,837
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	9,700	11,938

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Madison Park Funding Ltd. 1.548% due 04/20/2026 •	$4,361	4,364
Marlette Funding Trust
2.690% due 09/17/2029	1,097	1,105
3.130% due 07/16/2029	7,945	8,016
3.440% due 04/16/2029	724	730
3.710% due 12/15/2028	1,265	1,270
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •	592	595
Master Credit Card Trust 0.642% due 07/21/2024 •	20,800	20,859
MASTR Asset-Backed Securities Trust
0.198% due 01/25/2037 •	285	105
0.248% due 11/25/2036 •	55	26
0.848% due 09/25/2034 •	8,469	8,049
0.928% due 02/25/2034 •	1,191	1,165
Merrill Lynch Mortgage Investors Trust
0.268% due 02/25/2037 •	289	118
0.308% due 09/25/2037 •	5	3
0.733% due 12/25/2036 •	3,597	3,587
MF1 Ltd. 1.859% due 11/15/2035 •	42,300	42,421
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 05/25/2037 •	121	106
0.248% due 09/25/2036 •	20	9
0.768% due 12/25/2035 •	909	898
1.048% due 05/25/2034 •	16,860	16,723
Morgan Stanley Home Equity Loan Trust 1.138% due 05/25/2035 •	950	939
Morgan Stanley IXIS Real Estate Capital Trust 0.198% due 11/25/2036 •	9	4
Mountain View CLO Ltd.
1.037% due 10/15/2026 •	4,849	4,846
1.320% due 10/16/2029 •	13,200	13,128
Nassau Ltd. 2.383% due 07/20/2029 •	9,900	9,939
Navient Private Education Loan Trust
0.000% due 04/15/2069 •	15,800	15,822
1.330% due 04/15/2069	4,000	4,010
2.650% due 12/15/2028	4,960	5,058
2.740% due 02/15/2029	2,791	2,846
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	21,710	21,884
1.690% due 05/15/2069	25,967	26,528
2.460% due 11/15/2068	2,600	2,726
Navient Student Loan Trust
0.498% due 03/25/2067 •	8,627	8,588
0.948% due 07/26/2066 •	15,032	15,024
1.198% due 12/27/2066 •	20,093	20,370
Nelnet Student Loan Trust
0.750% due 02/27/2051 •	5,256	5,235
0.848% due 09/27/2038 •	4,744	4,712
0.948% due 09/25/2065 •	3,405	3,388
0.948% due 08/25/2067 •	38,571	38,489
0.998% due 02/25/2066 •	3,317	3,302
1.048% due 06/27/2067 •	69,063	69,318
Neuberger Berman CLO Ltd. 1.037% due 07/15/2027 •	3,584	3,571
New Century Home Equity Loan Trust
0.328% due 05/25/2036 •	254	241
1.078% due 11/25/2034 •	2,431	2,370
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.298% due 07/25/2036 •	4,100	3,889
Northstar Education Finance, Inc. 0.848% due 12/26/2031 •	3,286	3,298
NovaStar Mortgage Funding Trust
0.808% due 01/25/2036 •	7,730	7,686
1.228% due 06/25/2035 •	3,741	3,714
Oaktree CLO 1.511% due 05/13/2029 •	490	489
Ocean Trails CLO 1.387% due 07/15/2028 •	2,985	2,985
OCP CLO Ltd. 1.037% due 07/15/2027 •	1,094	1,091
OneMain Financial Issuance Trust 2.370% due 09/14/2032	3,945	3,951
Option One Mortgage Loan Trust
0.688% due 08/25/2032 •	56	55
0.808% due 05/25/2035 •	723	723
Oscar U.S. Funding LLC 3.100% due 04/11/2022	1,960	1,965
Palmer Square CLO Ltd. 1.071% due 08/15/2026 •	10,128	10,114
Palmer Square Loan Funding Ltd.
0.837% due 04/15/2026 •	1,423	1,420
0.887% due 07/15/2026 •	6,335	6,321

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

1.024% due 02/20/2028 •	7,479	7,446
Penarth Master Issuer PLC 0.684% due 07/18/2023 •	38,150	38,174
PFS Financing Corp.
0.709% due 04/15/2024 •	18,700	18,737
0.930% due 08/15/2024	14,000	14,096
2.230% due 10/15/2024	2,980	3,067
RAAC Trust 0.698% due 01/25/2046 •	5,329	5,307
Renaissance Home Equity Loan Trust
0.868% due 11/25/2034 •	144	134
1.028% due 08/25/2033 •	325	314
Residential Asset Mortgage Products Trust
0.688% due 05/25/2036 •	2,928	2,923
0.708% due 06/25/2032 •	3	3
0.838% due 10/25/2035 •	100	99
0.928% due 07/25/2035 •	1,000	991
1.168% due 01/25/2034 •	2,604	2,571
Residential Asset Securities Corp. Trust 0.793% due 03/25/2035 •	1,695	1,686
Securitized Asset-Backed Receivables LLC Trust
0.818% due 08/25/2034 •	3,243	2,929
0.823% due 01/25/2035 •	604	581
Shackleton CLO Ltd. 1.348% due 10/20/2028 •	16,574	16,573
SLC Student Loan Trust
0.281% due 05/15/2029 •	5,644	5,554
0.327% due 03/15/2027 •	12,450	12,384
0.337% due 06/15/2029 •	3,660	3,640
SLM Student Loan Trust
0.325% due 01/25/2027 •	613	612
0.355% due 10/25/2028 •	1,849	1,839
0.355% due 10/27/2031 •	35,428	34,971
0.365% due 10/25/2029 •	7,203	7,142
0.598% due 06/25/2043 •	11,084	10,968
0.687% due 12/15/2027 •	7,989	7,989
0.765% due 01/25/2028 •	1,334	1,334
0.767% due 12/15/2025 •	10,903	10,899
0.798% due 12/27/2038 •	2,071	2,062
0.815% due 10/25/2029 •	21,687	21,626
0.848% due 01/25/2029 •	4,531	4,327
0.965% due 04/25/2023 •	1,189	1,157
1.115% due 07/25/2023 •	2,471	2,413
1.715% due 04/25/2023 •	14,740	14,741
1.915% due 07/25/2023 •	4,694	4,705
SMB Private Education Loan Trust
0.448% due 09/15/2054 •	23,530	23,504
0.998% due 09/15/2054 •	61,700	61,360
1.600% due 09/15/2054	16,647	16,857
1.609% due 02/17/2032 •	3,228	3,280
2.340% due 09/15/2034	817	840
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	752	754
2.770% due 05/25/2026	826	829
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	6,044	6,109
3.010% due 04/25/2028	3,875	3,919
3.240% due 02/25/2028	3,215	3,238
SoFi Professional Loan Program LLC
0.748% due 07/25/2040 •	152	152
1.648% due 10/27/2036 •	1,919	1,930
2.400% due 03/26/2040	1,662	1,684
2.720% due 10/27/2036	1,471	1,493
3.020% due 02/25/2040	666	689
3.180% due 06/15/2048	1,863	1,866
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	30,449	31,127
2.060% due 05/15/2046	11,368	11,466
3.080% due 01/25/2048	71	71
Sound Point CLO Ltd.
1.108% due 01/20/2028 •	10,121	10,112
1.289% due 10/20/2028 •(b)	10,300	10,300
1.359% due 01/23/2029 •	48,600	48,547
Soundview Home Loan Trust
0.318% due 06/25/2036 •	2,000	1,985
0.418% due 03/25/2036 •	2,745	2,684
0.428% due 05/25/2036 •	19,172	19,036
SP-Static CLO Ltd. 1.616% due 07/22/2028 •	1,917	1,917
Specialty Underwriting & Residential Finance Trust 1.123% due 12/25/2035 •	1,075	1,074
Springleaf Funding Trust 2.680% due 07/15/2030	15,411	15,446
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	2,397	2,390

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Structured Asset Investment Loan Trust 1.123% due 10/25/2033 •		12	12
Structured Asset Securities Corp. Mortgage Loan Trust 1.655% due 04/25/2035 •		437	433
Terwin Mortgage Trust 0.358% due 07/25/2037 •		1,553	1,529
THL Credit Wind River CLO Ltd. 1.117% due 01/15/2026 •		1,373	1,376
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		15,362	15,486
1.148% due 10/25/2059 •		12,542	12,612
1.636% due 04/25/2060 ~		130,532	132,998
2.710% due 01/25/2060 ~		43,080	44,638
3.750% due 05/25/2058 ~		25,977	27,691
TPG Real Estate Finance Ltd. 1.303% due 10/15/2034 •		44,300	44,273
Tralee CLO Ltd. 1.328% due 10/20/2028 •		43,200	43,201
Upstart Securitization Trust
2.684% due 01/21/2030		8,120	8,194
2.897% due 09/20/2029		2,041	2,055
Utah State Board of Regents 0.900% due 01/25/2057 •		12,716	12,732
Venture CLO Ltd.
1.087% due 01/15/2028 •		7,973	7,946
1.117% due 04/15/2027 •		43,760	43,539
1.366% due 10/22/2031 •		5,700	5,707
Volvo Financial Equipment Master Owner Trust 0.679% due 07/17/2023 •		510	512
Washington Mutual Asset-Backed Certificates Trust 0.208% due 10/25/2036 •		53	28
Wells Fargo Home Equity Asset-Backed Securities Trust 0.358% due 01/25/2037 •		6,274	6,276
WhiteHorse Ltd. 1.148% due 04/17/2027 •		3,902	3,901
Total Asset-Backed Securities (Cost $2,180,403)			2,190,804
SOVEREIGN ISSUES 0.5%
Development Bank of Japan, Inc. 0.779% (US0003M + 0.570%) due 04/23/2021 ~		4,000	4,005
Export-Import Bank of India
1.213% (US0003M + 1.000%) due 08/21/2022 ~		41,353	41,319
1.271% (US0003M + 1.020%) due 03/28/2022 ~(e)		11,400	11,436
Saudi Government International Bond 2.375% due 10/26/2021		22,384	22,744
Total Sovereign Issues (Cost $79,143)			79,504
SHORT-TERM INSTRUMENTS 4.1%
CERTIFICATES OF DEPOSIT 0.4%
Sumitomo Mitsui Banking Corp. 0.575% (US0003M + 0.350%) due 11/05/2021 ~		68,800	68,946
COMMERCIAL PAPER 0.8%
Shell International Finance B.V. 2.300% due 01/19/2021		125,000	124,995
			124,995
REPURCHASE AGREEMENTS (f) 0.9%			131,777
SHORT-TERM NOTES 0.9%
Broadcom, Inc. 3.125% due 04/15/2021		63,123	63,486
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		24,300	24,317
Southern California Edison Co. 0.501% (US0003M + 0.270%) due 12/03/2021 ~		45,425	45,450
			133,253
CANADA TREASURY BILLS 0.9%
0.059% due 01/14/2021 - 01/21/2021 (c)(d)	CAD	169,600	133,236
U.S. TREASURY BILLS 0.2%
0.091% due 01/07/2021 - 02/25/2021 (c)(d)(i)(k)		$35,754	35,753
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.076% due 02/18/2021 (b)(c)(d)(k)		4,854	4,854

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $630,687)		632,814
Total Investments in Securities (Cost $12,399,416)		12,554,746
	SHARES
INVESTMENTS IN AFFILIATES 18.4%
SHORT-TERM INSTRUMENTS 18.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.4%
PIMCO Short Asset Portfolio	96,836,349	970,785
PIMCO Short-Term Floating NAV Portfolio III	188,677,744	1,860,551
Total Short-Term Instruments (Cost $2,830,403)		2,831,336
Total Investments in Affiliates (Cost $2,830,403)		2,831,336
Total Investments 99.8% (Cost $15,229,819)		$15,386,082
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $(33,633))		(25,697)
Other Assets and Liabilities, net 0.4%		50,599
Net Assets 100.0%		$15,410,984

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.				2.850%	05/25/2024	10/05/2020	$2,773	$2,917	0.02%
Bank of America Corp.				2.604	03/15/2023	10/02/2020 – 10/07/2020	6,131	6,426	0.04
Bank of America Corp.				3.228	06/22/2022	10/07/2020	156	164	0.00
CIMIC Group Ltd.				0.000	01/21/2021	08/06/2020	14,973	14,969	0.10
CIMIC Group Ltd.				0.000	04/22/2021	11/30/2020	16,060	16,045	0.10
Export-Import Bank of India				1.271	03/28/2022	12/19/2019	11,348	11,436	0.07
Goldman Sachs Group, Inc.				1.030	07/27/2022	10/02/2020 – 10/05/2020	9,420	9,849	0.06
Goldman Sachs Group, Inc.				1.140	08/23/2022	10/08/2020	11,368	11,831	0.08
Lloyds Banking Group PLC				3.870	09/02/2021	05/22/2018	22,467	22,776	0.15
Morgan Stanley				3.000	02/07/2024	10/21/2020	4,041	4,190	0.03
Orange Unified School District, California Revenue Bonds, Series 2008				1.005	05/01/2043	11/27/2019	31,854	30,775	0.20
QNB Finance Ltd.				1.545	12/06/2021	06/20/2019	10,040	10,038	0.07
VW Credit Canada, Inc.				2.650	06/27/2022	10/05/2020 – 10/13/2020	8,158	8,491	0.05
VW Credit Canada, Inc.				3.700	11/14/2022	11/13/2020 – 12/14/2020	16,439	16,580	0.11
Wells Fargo & Co.				2.094	04/25/2022	10/06/2020	1,146	1,202	0.01
Wells Fargo & Co.				2.509	10/27/2023	10/14/2020 – 10/15/2020	24,380	25,377	0.16
Wells Fargo & Co.				3.184	02/08/2024	10/06/2020	1,590	1,675	0.01
							$192,344	$194,741	1.26%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$131,777	U.S. Treasury Bills 0.000% due 12/30/2021		$(134,413)	$131,777	$131,777
Total Repurchase Agreements							$(134,413)	$131,777	$131,777
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
IND				0.150%	12/18/2020	02/11/2021	$(83,655)		$(83,661)
JPS				0.140	11/19/2020	01/14/2021	(27,509)		(27,514)
Total Reverse Repurchase Agreements									$(111,175)
(g)							Securities with an aggregate market value of $111,125 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(815,418) at a weighted average interest rate of 0.476%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers' Acceptance December Futures	12/2022	13,421	$2,618,645	$65	$395	$0
3-Month Canada Bankers' Acceptance March Futures	03/2023	8,285	1,615,474	(780)	244	0
3-Month Canada Bankers' Acceptance September Futures	09/2022	411	80,241	34	12	0
U.S. Treasury 10-Year Note March Futures	03/2021	2,172	299,906	(54)	238	0
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	1,801	281,603	(939)	394	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	24	5,126	(100)	18	0
$(1,774)	$1,301	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	9,469	$(2,092,427)	$(2,119)	$0	$(222)
U.S. Treasury 5-Year Note March Futures	03/2021	8,716	(1,099,646)	(2,433)	0	(408)
$(4,552)	$0	$(630)
Total Futures Contracts	$(6,326)	$1,301	$(630)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$7,976	$(11)	$(745)	$(756)	$0	$(14)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	772,400	(31,936)	(41,599)	(73,535)	0	(1,531)
$(31,947)	$(42,344)	$(74,291)	$0	$(1,545)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$807,200	$0	$(425)	$(425)	$14	$0
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	618,000	0	(329)	(329)	10	0
$0	$(754)	$(754)	$24	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	0.650%	Semi-Annual	08/20/2030	890,200	$(223)	$19,532	$19,309	$0	$(1,112)
Total Swap Agreements	$(32,170)	$(23,566)	$(55,736)	$24	$(2,657)
(i)

Securities with an aggregate market value of $16,076 and cash of $87,420 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

(4)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	AUD	89,846	$66,342	$0	$(2,929)
01/2021	CAD	17,040	13,367	0	(20)
01/2021	$190,965	JPY	19,860,207	1,385	0
BPS	01/2021	3,468	GBP	2,549	18	0
BRC	01/2021	JPY	7,568,500	$73,257	0	(45)
CBK	01/2021	$18,588	JPY	1,936,190	164	0
05/2021	6,938	MXN	151,984	596	0
GLM	01/2021	JPY	23,729,114	$229,265	0	(555)
02/2021	$229,329	JPY	23,729,114	560	0
HUS	01/2021	GBP	60,993	$81,553	0	(1,857)
01/2021	$62,681	AUD	84,813	2,708	0
01/2021	1,255	CAD	1,593	0	(3)
01/2021	1,539	GBP	1,152	37	0
01/2021	34,323	JPY	3,576,920	320	0
JPM	01/2021	AUD	67,916	$49,971	0	(2,391)
MYI	01/2021	CAD	169,600	131,730	0	(1,518)
01/2021	$15,048	AUD	20,387	670	0
01/2021	1,019	GBP	748	4	0
RBC	01/2021	2,541	1,918	82	0
SCX	01/2021	AUD	39,657	$29,214	0	(1,361)
01/2021	EUR	77,036	92,258	0	(1,853)
01/2021	GBP	53,935	72,096	0	(1,663)
01/2021	$148,944	AUD	200,674	5,773	0
02/2021	EUR	77,036	$94,321	146	0
SSB	01/2021	GBP	480,770	641,743	0	(15,732)
TOR	01/2021	CAD	160,784	124,108	0	(2,206)
01/2021	JPY	9,427,400	91,275	0	(31)
01/2021	$126,204	CAD	160,784	110	0
01/2021	147,159	JPY	15,351,698	1,525	0
02/2021	CAD	160,784	$126,216	0	(112)
UAG	01/2021	AUD	133,455	98,122	0	(4,771)
Total Forward Foreign Currency Contracts	$14,098	$(37,047)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500%	01/20/2021	58,500	$(41)	$(1)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	135,800	(95)	(15)
$(136)	$(16)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	22,900	$(78)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	36,800	(124)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	36,500	(114)	(36)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	23,500	(81)	(161)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	41,400	(181)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	42,600	(165)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	43,100	(71)	(39)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	52,900	(124)	(238)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	23,400	(43)	(112)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	26,100	(67)	(67)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	53,000	(132)	(117)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	52,300	(127)	(118)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	19,500	(61)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	25,300	(73)	(25)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	25,300	(31)	(35)
$(1,472)	$(972)
Total Written Options	$(1,608)	$(988)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.229%	EUR	20,700	$145	$57	$202	$0
Total Swap Agreements	$145	$57	$202	$0
(k)

Securities with an aggregate market value of $22,664 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,380	$101,130	$113,510
Corporate Bonds & Notes
Banking & Finance	0	3,859,619	0	3,859,619
Industrials	0	2,030,799	0	2,030,799
Specialty Finance	0	53,790	0	53,790
Utilities	0	413,940	0	413,940
Municipal Bonds & Notes
California	0	50,802	30,775	81,577
Colorado	0	1,541	0	1,541
Louisiana	0	16,981	0	16,981
Pennsylvania	0	2,167	0	2,167
U.S. Government Agencies	0	1,051,127	0	1,051,127
U.S. Treasury Obligations	0	111,125	0	111,125
Non-Agency Mortgage-Backed Securities	0	1,892,403	23,045	1,915,448
Asset-Backed Securities	0	2,190,804	0	2,190,804
Sovereign Issues	0	79,504	0	79,504
Short-Term Instruments
Certificates of Deposit	0	68,946	0	68,946
Commercial Paper	0	124,995	0	124,995
Repurchase Agreements	0	131,777	0	131,777
Short-Term Notes	0	133,253	0	133,253
Canada Treasury Bills	0	133,236	0	133,236
U.S. Treasury Bills	0	35,753	0	35,753
U.S. Treasury Cash Management Bills	0	4,854	0	4,854
$0	$12,399,796	$154,950	$12,554,746
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,831,336	$0	$0	$2,831,336
Total Investments	$2,831,336	$12,399,796	$154,950	$15,386,082
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,301	24	0	1,325
Over the counter	0	14,300	0	14,300
$1,301	$14,324	$0	$15,625

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2020 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(630)	(2,657)		0	(3,287)
Over the counter					0	(37,968)		(67)	(38,035)
					$(630)	$(40,625)		$(67)	$(41,322)
Total Financial Derivative Instruments					$671	$(26,301)		$(67)	$(25,697)
Totals					$2,832,007	$12,373,495		$154,883	$15,360,385

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$286,526	$16,557	$(206,300)	$335	$14	$3,998	$0	$0	$101,130	$2,546
Municipal Bonds & Notes
California	29,549	0	0	3	0	1,223	0	0	30,775	1,223
Non-Agency Mortgage-Backed Securities	2,239	22,626	0	0	0	666	0	(2,486)	23,045	419
	$318,314	$39,183	$(206,300)	$338	$14	$5,887	$0	$(2,486)	$154,950	$4,188
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(67)	$0	$0	$0	$0	$0	$(67)	$0
Totals	$318,314	$39,183	$(206,367)	$338	$14	$5,887	$0	$(2,486)	$154,883	$4,188
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$101,130	Proxy Pricing			Base Price			99.980 - 100.000	99.994
Municipal Bonds & Notes
California		30,775	Proxy Pricing			Base Price			96.000	—
Non-Agency Mortgage-Backed Securities		23,045	Proxy Pricing			Base Price			99.137	—
Financial Derivative Instruments - Liabilities
Over the counter		(67)	Other Valuation Techniques(2)			—		—		—
Total		$154,883
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,200	$1,199
Total Loan Participations and Assignments (Cost $1,199)			1,199
CORPORATE BONDS & NOTES 10.0%
BANKING & FINANCE 6.8%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		918	977
Barclays Bank PLC
7.625% due 11/21/2022 (h)		244	271
10.179% due 06/12/2021		2,800	2,912
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,866
4.972% due 05/16/2029 •		1,400	1,680
7.125% due 06/15/2025 •(g)(h)	GBP	3,900	5,962
8.000% due 06/15/2024 •(g)(h)		$2,000	2,231
BNP Paribas S.A. 7.625% due 03/30/2021 •(g)		200	203
BOC Aviation Ltd. 3.500% due 01/31/2023		500	520
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		3,500	3,541
4.044% due 06/01/2024 •		1,000	1,088
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,600	2,012
Credit Suisse Group AG
3.750% due 03/26/2025		$600	667
6.375% due 08/21/2026 •(g)(h)		1,700	1,895
7.500% due 07/17/2023 •(g)(h)		1,600	1,748
Danske Bank A/S 1.280% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,404
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		5,000	4,989
3.547% due 09/18/2031 •		500	543
3.961% due 11/26/2025 •		6,300	6,890
4.250% due 10/14/2021		4,400	4,513
4.250% due 10/14/2021		100	103
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,419
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,498
FCE Bank PLC 0.869% due 09/13/2021		1,500	1,832
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •		200	243
0.000% due 12/01/2021 •		200	242
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$3,000	3,000
3.087% due 01/09/2023		1,600	1,631
3.550% due 10/07/2022		900	920
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		600	604
2.848% due 06/04/2031 •		300	323
3.000% due 05/29/2030 •	GBP	2,700	4,216
4.292% due 09/12/2026 •		$1,300	1,483
4.300% due 03/08/2026		600	691
6.500% due 03/23/2028 •(g)(h)		200	225
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,100	1,196
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		4,100	4,157
Lloyds Banking Group PLC
4.550% due 08/16/2028		2,500	3,017
4.947% due 06/27/2025 •(g)(h)	EUR	200	263
7.500% due 09/27/2025 •(g)(h)		$1,100	1,268
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		3,100	3,157
2.000% due 03/04/2025 •	EUR	1,000	1,291
4.519% due 06/25/2024 •		$1,500	1,639
4.892% due 05/18/2029 •		3,500	4,210
5.076% due 01/27/2030 •		1,500	1,845

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

8.000% due 08/10/2025 •(g)(h)		1,400	1,634
8.625% due 08/15/2021 •(g)(h)		500	520
Navient Corp.
6.500% due 06/15/2022		200	212
6.625% due 07/26/2021		400	409
7.250% due 01/25/2022		1,200	1,256
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	302
2.600% due 09/28/2022		400	411
2.650% due 07/13/2022		1,000	1,024
Nomura Holdings, Inc. 2.648% due 01/16/2025		2,700	2,885
OneMain Finance Corp.
6.125% due 03/15/2024		700	766
7.750% due 10/01/2021		200	211
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,100	3,450
SL Green Realty Corp. 4.500% due 12/01/2022		3,100	3,262
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	411
Societe Generale S.A. 6.750% due 04/07/2021 •(g)(h)	EUR	100	124
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		$5,000	5,021
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	504	818
UBS AG
4.750% due 02/12/2026 •(h)		3,700	4,549
5.125% due 05/15/2024 (h)		$4,600	5,082
UBS Group AG 4.125% due 09/24/2025		500	573
UniCredit SpA
6.572% due 01/14/2022		1,900	2,002
9.250% due 06/03/2022 •(g)(h)	EUR	300	403
Wells Fargo & Co.
1.338% due 05/04/2025 •		700	891
2.393% due 06/02/2028 •		$19,600	20,877
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	4,696
			151,175
INDUSTRIALS 2.7%
Aker BP ASA 2.875% due 01/15/2026		$750	766
BAT Capital Corp. 3.222% due 08/15/2024		200	217
BAT International Finance PLC 3.950% due 06/15/2025		1,000	1,125
Boeing Co. 2.750% due 02/01/2026		1,400	1,473
Centene Corp. 4.625% due 12/15/2029		3,000	3,334
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,719
4.908% due 07/23/2025		2,300	2,674
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,449
CSN Resources S.A. 7.625% due 02/13/2023		450	468
DAE Funding LLC 5.250% due 11/15/2021		200	204
Delta Air Lines, Inc. 4.500% due 10/20/2025		1,400	1,497
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,807
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	4,193
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	6,218
3.500% due 07/26/2026		400	443
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,422
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	559
Kraft Heinz Foods Co. 3.750% due 04/01/2030		$1,200	1,283
Micron Technology, Inc.
4.185% due 02/15/2027		1,500	1,769
5.327% due 02/06/2029		1,300	1,627
MPLX LP 2.650% due 08/15/2030		1,600	1,679
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	1,982

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,900	1,988
3.522% due 09/17/2025		800	858
4.345% due 09/17/2027		3,300	3,648
4.810% due 09/17/2030		1,300	1,467
Sands China Ltd.
5.125% due 08/08/2025		4,000	4,497
5.400% due 08/08/2028		2,900	3,404
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	14,530	100
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		$1,700	1,879
			59,749
UTILITIES 0.5%
AT&T, Inc. 2.250% due 02/01/2032		600	610
FirstEnergy Corp. 2.850% due 07/15/2022		800	813
Pacific Gas & Electric Co. 4.550% due 07/01/2030		1,500	1,710
Petrobras Global Finance BV 5.093% due 01/15/2030		2,057	2,301
Sprint Communications, Inc.
6.000% due 11/15/2022		1,300	1,409
11.500% due 11/15/2021		200	217
Sprint Corp.
7.250% due 09/15/2021		2,800	2,917
7.875% due 09/15/2023		400	464
Vodafone Group PLC 2.500% due 05/24/2039	EUR	1,100	1,639
			12,080
Total Corporate Bonds & Notes (Cost $206,893)			223,004
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		$100	185
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		100	136
			321
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		300	434
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		102	110
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	274
			818
NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	166
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030		1,000	1,283
Total Municipal Bonds & Notes (Cost $1,900)			2,588
U.S. GOVERNMENT AGENCIES 14.2%
Fannie Mae
0.210% due 12/25/2036 •		11	11
0.375% due 08/25/2025		44,800	44,801
0.498% due 07/25/2037 •		15	15
0.498% due 03/25/2044 •		54	54
0.528% due 07/25/2037 •		25	25
0.548% due 09/25/2035 •		60	60
0.558% due 09/25/2035 •		111	112
0.868% due 06/25/2037 •		170	173
0.898% due 01/25/2040 •		432	440
1.944% due 07/01/2044 •		9	9
2.310% due 08/01/2022		97	99
2.455% due 09/01/2033 •		6	6
2.512% due 01/01/2036 •		8	8
2.520% due 08/01/2033 •		5	5
2.742% due 05/25/2035 ~		4	5

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.203% due 05/01/2022 ~	660	670
3.750% due 07/25/2042	5,715	6,780
3.805% due 06/01/2033 •	98	99
4.079% due 12/01/2036 •	2	3
5.000% due 04/25/2033	2	2
5.024% due 09/01/2034 •	1	1
Freddie Mac
0.729% due 06/15/2041 •	67	68
0.859% due 08/15/2037 •	103	105
0.869% due 10/15/2037 •	19	19
0.879% due 05/15/2037 •	54	55
0.879% due 09/15/2037 •	66	67
1.944% due 02/25/2045 •	10	10
3.734% due 03/01/2034 •	47	50
4.000% due 11/01/2047 - 01/01/2048	5,320	5,703
4.500% due 03/01/2029	25	27
5.500% due 07/01/2038	21	24
Ginnie Mae
3.000% due 03/20/2027 •	1	1
3.125% due 11/20/2044 •	1,401	1,451
5.000% due 04/15/2036 - 09/15/2039	926	1,059
Ginnie Mae, TBA 5.000% due 01/01/2051	6,000	6,551
Small Business Administration 5.520% due 06/01/2024	32	34
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	36,013	38,154
3.500% due 04/01/2048	956	1,015
5.500% due 03/01/2034 - 07/01/2035	85	100
6.000% due 08/01/2036 - 02/01/2038	77	91
6.500% due 10/01/2035 - 10/01/2036	146	164
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	75,460	78,116
2.500% due 03/01/2051	89,500	94,038
4.500% due 01/01/2051	33,800	36,634
Total U.S. Government Agencies (Cost $312,569)		316,914
U.S. TREASURY OBLIGATIONS 27.4%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	788
3.000% due 02/15/2049	22,200	29,233
4.375% due 05/15/2040	8,200	12,430
4.625% due 02/15/2040	5,900	9,188
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (l)	53,034	53,985
0.125% due 04/15/2022 (l)	50,856	51,926
0.125% due 07/15/2030	1,625	1,824
0.250% due 02/15/2050	3,241	3,868
0.375% due 07/15/2027 (l)	4,790	5,391
0.625% due 07/15/2021 (l)	11,899	12,054
0.625% due 02/15/2043	906	1,131
0.750% due 02/15/2045	2,433	3,140
1.000% due 02/15/2046	5,604	7,652
1.000% due 02/15/2048	19,323	26,931
1.000% due 02/15/2049	6,987	9,851
1.375% due 02/15/2044	7,709	11,112
1.750% due 01/15/2028	1,243	1,525
2.375% due 01/15/2027	3,486	4,335
U.S. Treasury Notes
1.625% due 02/15/2026 (l)(n)	4,000	4,255
1.750% due 05/15/2023 (l)(n)	2,140	2,222
1.750% due 12/31/2024 (l)	13,300	14,090
2.125% due 09/30/2021 (l)(n)	2,200	2,233
2.250% due 12/31/2023 (l)(n)	6,300	6,693
2.375% due 05/15/2029	67,500	76,254
2.625% due 12/31/2025 (n)	15,300	17,015
2.625% due 02/15/2029	170,000	195,081
2.750% due 02/15/2024 (l)(n)	4,700	5,078
3.000% due 09/30/2025 (l)(n)	36,600	41,186
Total U.S. Treasury Obligations (Cost $544,314)		610,471
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •	15	15
Banc of America Funding Trust
3.500% due 01/20/2047 ^~	53	51
3.506% due 05/25/2035 ~	23	24
Bear Stearns Adjustable Rate Mortgage Trust
2.801% due 01/25/2034 ~	17	17
3.314% due 01/25/2034 ~	1	1
Bear Stearns ALT-A Trust
0.488% due 08/25/2036 ^•	1,335	1,271
3.152% due 09/25/2035 ^~	35	27
3.369% due 05/25/2035 ~	141	142

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

ChaseFlex Trust 0.448% due 07/25/2037 •		386	346
Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •		6	7
3.361% due 09/25/2037 ^~		1,853	1,803
CLNY Trust 1.288% due 11/15/2038 •		7,075	6,876
Countrywide Alternative Loan Trust
0.328% due 05/25/2047 •		200	187
0.388% due 06/25/2036 •		1,734	1,680
0.572% due 03/20/2046 •		3,552	2,990
0.612% due 05/20/2046 ^•		83	70
2.169% due 08/25/2035 •		5,672	5,542
6.000% due 10/25/2033		9	10
6.000% due 12/25/2034		3,315	3,333
6.000% due 12/25/2035 ^		2,536	2,432
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•		17	15
2.806% due 02/20/2035 ~		34	34
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.648% due 02/25/2035 •		223	215
European Loan Conduit 1.000% due 02/17/2030 •	EUR	3,596	4,380
First Horizon Mortgage Pass-Through Trust 3.197% due 08/25/2035 ~		$29	25
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	150	177
GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •		$1,891	1,546
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~		23	23
3.061% due 11/25/2035 ^~		116	110
3.071% due 06/25/2034 ~		27	27
6.000% due 03/25/2037 ^		23	18
HarborView Mortgage Loan Trust
0.357% due 12/19/2036 •		1,229	1,106
0.592% due 05/19/2035 •		861	815
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	8,963	12,276
Impac CMB Trust 1.148% due 07/25/2033 •		$9	9
IndyMac Mortgage Loan Trust 0.338% due 09/25/2046 •		255	234
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		2,300	2,255
JPMorgan Mortgage Trust
2.964% due 11/25/2035 ^~		65	59
3.059% due 07/25/2035 ~		407	404
3.074% due 08/25/2034 ~		270	279
5.750% due 01/25/2036 ^		26	18
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		2,239	2,252
London Wall Mortgage Capital PLC 0.898% due 11/15/2049 •	GBP	621	849
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •		$38	38
0.648% due 11/25/2035 •		19	19
1.757% due 12/25/2032 ~		1	1
3.640% due 02/25/2035 ~		408	425
MF1 Ltd. 1.278% due 12/25/2034 •		5,200	5,171
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,605	4,848
Prime Mortgage Trust 0.548% due 02/25/2034 •		4	4
Residential Accredit Loans, Inc. Trust
0.318% due 01/25/2037 •		1,815	1,652
0.333% due 08/25/2036 •		490	451
1.641% due 10/25/2037 ~		1,845	1,733
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	26,243	35,869
Structured Adjustable Rate Mortgage Loan Trust 3.195% due 08/25/2035 ~		$39	37
Structured Asset Mortgage Investments Trust 0.652% due 07/19/2035 •		176	174
Thornburg Mortgage Securities Trust 1.589% due 06/25/2047 ^•		287	257
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	12,529	17,136
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		3,780	5,190
WaMu Mortgage Pass-Through Certificates Trust
0.518% due 05/25/2034 •		$1,719	1,476
0.728% due 10/25/2045 •		17	16
1.359% due 06/25/2047 •		3,397	3,185
1.609% due 02/25/2046 •		76	75

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

1.753% due 02/27/2034 •		18	19
1.809% due 11/25/2042 •		9	9
2.009% due 08/25/2042 •		6	5
3.178% due 07/25/2037 ^~		6,706	6,487
Washington Mutual Mortgage Pass-Through Certificates Trust 1.439% due 11/25/2046 •		6,461	5,768
Total Non-Agency Mortgage-Backed Securities (Cost $133,030)			143,995
ASSET-BACKED SECURITIES 12.0%
Aames Mortgage Investment Trust 1.138% due 07/25/2035 •		3,546	3,545
ACE Securities Corp. Home Equity Loan Trust
0.278% due 12/25/2036 •		5,446	3,670
1.048% due 09/25/2033 •		1,067	1,063
Argent Securities Trust 0.688% due 05/25/2036 •		6,243	2,487
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.908% due 02/25/2036 •		1,256	1,148
Asset-Backed Funding Certificates Trust
0.278% due 01/25/2037 •		2,571	2,006
1.198% due 03/25/2034 ^•		687	675
Asset-Backed Securities Corp. Home Equity Loan Trust
0.958% due 06/25/2034 •		4,157	4,060
1.108% due 07/25/2035 •		268	269
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •		3,800	3,796
Avery Point CLO Ltd. 1.198% due 07/17/2026 •		1,629	1,627
Bayview Financial Asset Trust 2.927% due 03/25/2037 •		530	496
Bear Stearns Asset-Backed Securities Trust
1.098% due 10/25/2037 •		1,995	1,921
2.164% due 10/25/2036 ~		234	163
BNC Mortgage Loan Trust 0.308% due 10/25/2036 •		1,213	1,191
CIFC Funding Ltd. 1.075% due 10/25/2027 •		2,150	2,142
CIT Mortgage Loan Trust
1.498% due 10/25/2037 •		1,949	1,961
1.648% due 10/25/2037 •		2,600	2,594
Citigroup Mortgage Loan Trust
0.468% due 09/25/2036 •		5,180	4,517
0.668% due 03/25/2036 •		6,356	6,091
Citigroup Mortgage Loan Trust, Inc. 0.408% due 03/25/2037 •		1,144	1,066
Countrywide Asset-Backed Certificates
0.288% due 05/25/2037 •		3,376	3,210
0.288% due 07/25/2037 ^•		3,957	3,812
0.288% due 06/25/2047 ^•		978	910
0.298% due 04/25/2047 ^•		197	192
0.348% due 02/25/2037 •		1,029	983
0.398% due 02/25/2036 •		960	900
0.398% due 06/25/2047 •		1,600	1,505
0.408% due 12/25/2036 ^•		1,770	1,675
0.548% due 08/25/2036 •		1,882	1,864
0.668% due 12/25/2036 ^•		4,894	4,760
Countrywide Asset-Backed Certificates Trust 0.308% due 03/25/2037 •		155	154
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		6	5
Credit-Based Asset Servicing & Securitization Trust 0.398% due 07/25/2036 •		2,000	1,928
ECMC Group Student Loan Trust 1.148% due 07/25/2069 •		2,287	2,295
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		1,386	1,388
Euro-Galaxy CLO BV 0.820% due 11/10/2030 •	EUR	1,300	1,589
First Franklin Mortgage Loan Trust 0.258% due 12/25/2037 •		$1,396	1,346
First NLC Trust 0.883% due 02/25/2036 •		14,622	12,160
Fremont Home Loan Trust 0.208% due 01/25/2037 •		8	4
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		3,155	3,190
2.580% due 07/17/2023		1,625	1,641
GoldentTree Loan Management U.S. CLO Ltd. 1.168% due 04/20/2029 •		5,500	5,500
GSAMP Trust
0.298% due 08/25/2036 •		5,760	5,668
0.838% due 11/25/2035 •		4,566	4,513
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		87	87

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

HSI Asset Securitization Corp. Trust 0.298% due 12/25/2036 •		8,515	7,326
JPMorgan Mortgage Acquisition Trust
0.283% due 07/25/2036 •		1,347	1,151
0.418% due 08/25/2036 •		1,100	1,003
0.448% due 03/25/2037 •		5,503	5,162
Long Beach Mortgage Loan Trust
0.708% due 10/25/2034 •		12	12
0.908% due 08/25/2045 •		2,561	2,556
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	900	1,108
MASTR Asset-Backed Securities Trust 0.248% due 11/25/2036 •		$9,485	7,021
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 02/25/2037 •		3,020	2,623
0.328% due 02/25/2037 •		1,645	718
0.363% due 03/25/2037 •		9,921	5,172
0.378% due 09/25/2036 •		866	513
0.448% due 06/25/2036 •		1,863	1,236
1.078% due 07/25/2035 •		4,500	4,449
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		177	177
Nassau Ltd.
1.387% due 10/15/2029 •		3,300	3,280
2.383% due 07/20/2029 •		2,800	2,811
Ozlme BV 0.820% due 01/18/2030 •	EUR	2,500	3,053
Popular ABS Mortgage Pass-Through Trust 0.478% due 07/25/2036 •		$2,128	2,031
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 ~		2,386	2,399
RAAC Trust 0.628% due 03/25/2037 •		87	87
Residential Asset Securities Corp. Trust
0.808% due 12/25/2035 •		10,019	9,477
0.853% due 11/25/2035 •		13,000	12,532
Saxon Asset Securities Trust 0.823% due 11/25/2037 •		3,580	3,476
Securitized Asset-Backed Receivables LLC Trust
0.238% due 05/25/2037 •		13,192	8,971
0.648% due 05/25/2036 •		3,149	2,204
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		5,000	5,171
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		3,200	3,197
Soundview Home Loan Trust
0.613% due 02/25/2036 •		3,100	2,922
0.988% due 08/25/2035 ^•		2,989	2,820
1.228% due 07/25/2035 •		3,290	3,237
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		5,294	5,296
Structured Asset Investment Loan Trust 0.298% due 09/25/2036 •		815	796
Structured Asset Securities Corp. Mortgage Loan Trust 0.798% due 04/25/2031 •		4,830	4,668
Telos CLO Ltd. 1.168% due 04/17/2028 •		1,960	1,953
TICP CLO Ltd. 1.058% due 04/20/2028 •		1,728	1,724
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		3,106	3,131
3.000% due 11/25/2059 ~		1,709	1,729
3.358% due 10/25/2057 ~		4,900	5,195
Venture CLO Ltd.
1.057% due 04/15/2027 •		5,592	5,578
1.254% due 08/28/2029 •		7,000	6,980
1.256% due 04/20/2029 •(a)		5,400	5,400
1.448% due 04/20/2029 •		5,400	5,395
Wind River CLO Ltd. 1.107% due 10/15/2027 •		2,637	2,632
Total Asset-Backed Securities (Cost $252,601)			266,139
SOVEREIGN ISSUES 5.2%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,473	602
0.125% due 07/09/2035 þ		2,698	994
0.125% due 07/09/2041 þ		9,150	3,484
1.000% due 07/09/2029		307	135
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,863	33
Brazil Government International Bond 4.750% due 01/14/2050		$2,644	2,836
Israel Government International Bond 4.125% due 01/17/2048		700	904
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	6,981,362	67,816

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.100% due 03/10/2029 (f)		3,816,418	37,146
Saudi Government International Bond
4.000% due 04/17/2025		$1,500	1,678
4.500% due 10/26/2046		200	243
5.000% due 04/17/2049		600	788
Total Sovereign Issues (Cost $112,460)			116,659
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		40,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.2%
Banco Santander S.A. 6.750% due 04/25/2022 •(g)		200,000	259
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(g)		1,227,000	1,218
Truist Financial Corp. 4.950% due 09/01/2025 •(g)		2,300,000	2,536
			4,013
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		700,035	18,799
Total Preferred Securities (Cost $22,699)			22,812
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (j) 0.0%			483
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.4%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$8,000	8,005
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (d)(e)	JPY	4,590,000	44,464
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.071% due 02/18/2021 (a)(d)(e)(n)		$311	311
Total Short-Term Instruments (Cost $53,150)			53,263
Total Investments in Securities (Cost $1,640,815)			1,757,044
		SHARES
INVESTMENTS IN AFFILIATES 30.4%
SHORT-TERM INSTRUMENTS 30.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.4%
PIMCO Short-Term Floating NAV Portfolio III		68,584,018	676,307
Total Short-Term Instruments (Cost $676,052)			676,307
Total Investments in Affiliates (Cost $676,052)			676,307
Total Investments 109.4% (Cost $2,316,867)			$2,433,351
Financial Derivative Instruments (k)(m) 10.6%(Cost or Premiums, net $(9,056))			236,757
Other Assets and Liabilities, net (20.0)%			(445,265)
Net Assets 100.0%			$2,224,843

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$18,863	$18,799	0.85%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$483	U.S. Treasury Bills 0.000% due 12/30/2021	$(493)	$483	$483
Total Repurchase Agreements	$(493)	$483	$483
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2051	$6,000	$(6,640)	$(6,641)
Sovereign Issues (0.8)%
Canada Government International Bond	2.750%	12/01/2048	CAD	17,000	(18,127)	(18,417)
Total Short Sales (1.1)%	$(24,767)	$(25,058)
(1)	Payable for short sales includes $92 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(4,315) at a weighted average interest rate of 1.662%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2021	2,891	$541,889	$13,675	$3,556	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	38	$(8,247)	$1	$3	$0
U.S. Treasury 2-Year Note March Futures	03/2021	1,194	(263,846)	(278)	0	(28)
U.S. Treasury 5-Year Note March Futures	03/2021	105	(13,247)	(34)	0	(5)
U.S. Treasury 10-Year Note March Futures	03/2021	5,209	(719,249)	(486)	0	(570)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	165	(35,238)	522	0	(124)
United Kingdom Long Gilt March Futures	03/2021	14	(2,595)	(29)	0	(5)
$(304)	$3	$(732)
Total Futures Contracts	$13,371	$3,559	$(732)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.404%	$800	$(9)	$2	$(7)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.585%	$1,500	$23	$2	$25	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.652	EUR	4,300	29	(315)	(286)	0	(7)
$52	$(313)	$(261)	$0	$(7)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,600	$(287)	$(56)	$(343)	$0	$(7)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-34 5-Year Index	1.000%	Quarterly	06/20/2025	$1,300	$10	$12	$22	$1	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	2,700	60	7	67	2	0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	11,000	1,595	28	1,623	0	(12)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	8,100	224	37	261	1	0
$1,889	$84	$1,973	$4	$(12)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	27,800	$0	$27	$27	$4	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		55,600	0	55	55	9	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		186,200	(807)	6,637	5,830	91	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		13,700	(109)	2,901	2,792	111	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		5,600	37	552	589	42	0
Pay(7)	3-Month CN Y-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	37,000	0	6	6	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		37,000	0	7	7	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		37,000	0	25	25	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		73,900	0	70	70	2	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$37,000	(403)	(10)	(413)	0	(2)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	153	4,292	4,445	0	(4)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		48,200	4	(5,561)	(5,557)	0	(37)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		631,400	(19,702)	(5,211)	(24,913)	0	(318)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		5,500	163	(5)	158	2	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	(3,800)	(3,953)	0	(38)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		227,300	4,862	4,702	9,564	163	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	(6,168)	(6,166)	0	(52)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		36,600	(107)	(2,668)	(2,775)	0	(47)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		100,900	2,599	828	3,427	132	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2035		332,800	(4,850)	2,105	(2,745)	0	(708)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		47,100	6,861	(5,769)	1,092	174	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	11,140,000	(3,459)	302	(3,157)	10	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,050	(4)	(422)	(426)	6	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,050	8	1,015	1,023	0	(2)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$26,700	0	306	306	28	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	20,700	2	(164)	(162)	18	0
Pay	UKRPI	3.490	Maturity	09/15/2028		23,300	(3)	1,755	1,752	0	(90)
Pay	UKRPI	3.593	Maturity	11/15/2028		4,200	0	401	401	0	(16)
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	180	1,260	1,440	0	(56)
Pay	UKRPI	3.603	Maturity	11/15/2028		4,200	0	409	409	0	(15)
Pay	UKRPI	3.480	Maturity	01/15/2030		38,500	45	1,746	1,791	0	(196)
Pay	UKRPI	3.415	Maturity	02/15/2030		11,200	0	329	329	0	(57)
Pay	UKRPI	3.475	Maturity	08/15/2030		20,700	(20)	338	318	0	(120)
Receive	UKRPI	3.397	Maturity	11/15/2030		1,500	0	4	4	9	0
Receive	UKRPI	3.445	Maturity	11/15/2030		2,500	0	(15)	(15)	14	0
Receive	UKRPI	3.510	Maturity	11/15/2030		1,200	0	(21)	(21)	7	0
Pay	UKRPI	3.217	Maturity	11/15/2040		2,600	0	(114)	(114)	0	(16)
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(29)	(29)	0	(10)
Pay	UKRPI	3.273	Maturity	11/15/2040		2,500	0	(44)	(44)	0	(15)
Pay	UKRPI	3.340	Maturity	11/15/2040		2,100	0	31	31	0	(12)
Receive	UKRPI	3.000	Maturity	11/15/2050		1,100	0	108	108	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	84	84	0	(9)
Receive	UKRPI	3.143	Maturity	11/15/2050		900	0	(28)	(28)	0	(6)
							$(14,701)	$266	$(14,435)	$825	$(1,832)
Total Swap Agreements							$(13,056)	$(17)	$(13,073)	$829	$(1,858)
(l)

Securities with an aggregate market value of $83,962 and cash of $3,712 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $1 and liability of $(5) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	5,451,319	$52,417	$0	$(380)
01/2021	$155	ZAR	2,438	10	0
03/2021	HKD	1,209	$156	0	0
BPS	01/2021	$1,594	EUR	1,310	7	0
01/2021	1,346	GBP	1,001	23	0
03/2021	TWD	927,850	$33,136	0	(292)
03/2021	$140	IDR	1,992,811	3	0
03/2021	33,201	SGD	44,806	705	0
BRC	01/2021	BRL	68,373	$12,884	0	(279)
01/2021	$13,157	BRL	68,373	6	0
01/2021	2,489	GBP	1,848	38	0
CBK	01/2021	GBP	416	$556	0	(13)
01/2021	JPY	531,454	5,102	0	(45)
01/2021	$50	ZAR	780	3	0
GLM	01/2021	BRL	47,649	EUR	7,587	95	0
01/2021	70,143	$13,498	0	(6)
01/2021	EUR	7,438	BRL	47,649	87	0
01/2021	$13,801	70,143	0	(297)
01/2021	108,003	JPY	11,178,386	262	0
02/2021	BRL	70,143	$13,793	293	0
02/2021	EUR	7,579	BRL	47,649	0	(94)
02/2021	JPY	11,178,386	$108,033	0	(264)
HUS	01/2021	BRL	1,770	273	0	(68)
01/2021	GBP	62,067	82,999	0	(1,881)
01/2021	JPY	981,809	9,421	0	(88)
01/2021	$341	BRL	1,770	0	0
01/2021	35	ZAR	550	2	0
MYI	01/2021	1,292	GBP	951	9	0
RYL	01/2021	239	NZD	339	5	0
SCX	01/2021	EUR	18,043	$21,608	0	(434)
01/2021	GBP	384	510	0	(15)
02/2021	EUR	18,043	22,091	34	0
03/2021	JPY	4,590,000	44,400	0	(97)
SSB	03/2021	KRW	126,744	114	0	(3)
TOR	01/2021	CAD	60,299	46,544	0	(827)
01/2021	JPY	4,213,804	40,393	0	(419)
01/2021	$47,330	CAD	60,299	41	0
02/2021	CAD	60,299	$47,335	0	(42)
Total Forward Foreign Currency Contracts	$1,623	$(5,544)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	686,300	$1,690	$2,936
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	335,900	1,234	7,429
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	736,800	2,898	15,895
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	184,200	1,473	14,536
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	190,700	1,119	12,666
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	12,200	4	1,106
Total Purchased Options	$8,418	$54,568
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	4,200	$(7)	$(1)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	2,100	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	2,700	(4)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	7,000	(6)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	10,600	(17)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,600	(2)	(2)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	900	(7)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	5,300	(15)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	2,800	(4)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	4,000	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	2,000	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	4,000	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	1,000	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	3,600	(4)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	2,300	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	3,600	(6)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	3,200	(6)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,600	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	8,200	(6)	(5)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,900	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	4,300	(6)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	8,200	(8)	(9)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	2,900	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,700	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,700	(4)	(5)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	8,300	(17)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,800	(4)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,700	(4)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	6,700	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	6,700	(12)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	1,500	(2)	(2)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	2,700	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	2,400	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	1,400	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	3,800	(6)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	4,000	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	4,000	(5)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	2,200	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	1,900	(5)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,900	(6)	(3)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	3,500	(4)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,800	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	3,200	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	3,200	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	5,400	(4)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,900	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	5,400	(6)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	2,900	(4)	(2)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,800	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	3,000	(6)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,500	(3)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	3,900	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	3,900	(4)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,600	(5)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	3,900	(5)	(3)
$(266)	$(123)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	26,085	$(581)	$(480)
Call - OTC USD versus MXN	23.100	12/16/2021	26,085	(476)	(606)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	22,873	(233)	(213)
Call - OTC USD versus CNH	7.000	12/16/2021	22,873	(233)	(242)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	19,662	(389)	(326)
Call - OTC USD versus MXN	23.000	12/09/2021	19,662	(389)	(461)
$(2,301)	$(2,328)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	44,400	$(527)	$(977)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	91,400	(1,164)	(1,726)
MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	24,400	0	(429)
$(1,691)	$(3,132)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	1,400	$(5)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	1,800	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	2,900	(9)	(3)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	1,900	(7)	(13)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,600	(7)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,500	(6)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	2,200	(4)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,700	(4)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,900	(3)	(9)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	2,100	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,900	(11)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	2,100	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	2,200	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	2,000	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	2,300	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	2,300	(3)	(3)
$(93)	$(67)
Total Written Options	$(4,351)	$(5,650)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$317	$(67)	$52	$0	$(15)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	31,203	0.250% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/07/2021	$183,102	$0	$58,308	$58,308	$0
Receive	S&P 500 Total Return Index	5,515	0.403% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	42,793	0	(37)	0	(37)
CBK	Receive	S&P 500 Total Return Index	2,757	0.198% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/15/2021	19,772	0	1,612	1,612	0
Receive	S&P 500 Total Return Index	6,272	0.388% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	48,667	0	(50)	0	(50)
FAR	Receive	S&P 500 Total Return Index	4,676	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/17/2021	36,283	0	(40)	0	(40)
Receive	S&P 500 Total Return Index	50,419	0.435% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/24/2021	345,901	0	42,568	42,568	0
Receive	S&P 500 Total Return Index	7,760	0.218% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/21/2021	55,652	0	4,535	4,535	0
Receive	S&P 500 Total Return Index	1,549	0.403% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	12,019	0	(10)	0	(10)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

	Receive	S&P 500 Total Return Index	25,210	0.421% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021	167,844	0	27,583	27,583	0
GST	Receive	S&P 500 Total Return Index	8,696	0.268% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/24/2021	67,475	0	(42)	0	(42)
	Receive	S&P 500 Total Return Index	32,046	0.421% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2021	216,943	0	31,482	31,482	0
HUS	Receive	S&P 500 Total Return Index	2,757	0.168% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	19,772	0	1,613	1,613	0
	Receive	S&P 500 Total Return Index	10,884	0.335% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/19/2021	81,377	0	3,040	3,040	0
	Receive	S&P 500 Total Return Index	5,040	0.289% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/09/2021	38,446	0	655	655	0
	Receive	S&P 500 Total Return Index	6,273	0.309% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/23/2021	47,852	0	815	815	0
	Receive	S&P 500 Total Return Index	17,586	0.336% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/11/2021	118,439	0	17,949	17,949	0
								$0	$189,981	$190,160	$(179)
Total Swap Agreements								$(67)	$190,033	$190,160	$(194)
(n)

Securities with an aggregate market value of $4,265 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$1,199		$1,199
Corporate Bonds & Notes
Banking & Finance						0	151,175	0		151,175
Industrials						0	59,749	0		59,749
Utilities						0	12,080	0		12,080
Municipal Bonds & Notes
California						0	321	0		321
Illinois						0	818	0		818
Nevada						0	166	0		166
New York						0	1,283	0		1,283
U.S. Government Agencies						0	316,914	0		316,914
U.S. Treasury Obligations						0	610,471	0		610,471
Non-Agency Mortgage-Backed Securities						0	143,995	0		143,995
Asset-Backed Securities						0	266,139	0		266,139
Sovereign Issues						0	116,659	0		116,659
Preferred Securities
Banking & Finance						0	4,013	0		4,013
Utilities						0	0	18,799		18,799
Short-Term Instruments
Repurchase Agreements						0	483	0		483
Short-Term Notes						0	8,005	0		8,005
Japan Treasury Bills						0	44,464	0		44,464
U.S. Treasury Cash Management Bills						0	311	0		311

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2020 (Unaudited)

	$0	$1,737,046	$19,998	$1,757,044
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$676,307	$0	$0	$676,307
Total Investments	$676,307	$1,737,046	$19,998	$2,433,351
Short Sales, at Value - Liabilities
Sovereign Issues	0	(18,417)	0	(18,417)
U.S. Government Agencies	0	(6,641)	0	(6,641)
	$0	$(25,058)	$0	$(25,058)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,559	829	0	4,388
Over the counter	0	246,351	0	246,351
	$3,559	$247,180	$0	$250,739
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(732)	(1,858)	0	(2,590)
Over the counter	0	(11,383)	(5)	(11,388)
	$(732)	$(13,241)	$(5)	$(13,978)
Total Financial Derivative Instruments	$2,827	$233,939	$(5)	$236,761
Totals	$679,134	$1,945,927	$19,993	$2,645,054

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO StocksPLUS® Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$500	$500
Total Loan Participations and Assignments (Cost $500)			500
CORPORATE BONDS & NOTES 6.5%
BANKING & FINANCE 4.7%
Bank of America Corp. 1.169% (US0003M + 0.960%) due 07/23/2024 ~		2,200	2,230
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,636
1.651% (US0003M + 1.430%) due 02/15/2023 ~		800	806
4.375% due 01/12/2026		200	231
4.836% due 05/09/2028		300	347
Citigroup, Inc. 1.248% (US0003M + 1.023%) due 06/01/2024 ~		5,500	5,564
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	800	1,006
Credit Suisse AG 6.500% due 08/08/2023 (h)		$4,900	5,531
Deutsche Bank AG
1.031% (US0003M + 0.815%) due 01/22/2021 ~		4,700	4,701
3.961% due 11/26/2025 •		1,800	1,968
4.250% due 10/14/2021		2,400	2,462
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	200	243
0.000% due 12/01/2021 •		300	363
3.200% due 01/15/2021		$1,600	1,604
5.750% due 02/01/2021		400	402
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		200	204
HSBC Holdings PLC 2.848% due 06/04/2031 •		800	860
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		3,500	3,549
Lloyds Banking Group PLC
4.550% due 08/16/2028		700	845
5.125% due 12/27/2024 •(g)(h)	GBP	600	860
Mitsubishi UFJ Financial Group, Inc. 1.075% (US0003M + 0.860%) due 07/26/2023 ~		$4,300	4,349
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,622
Natwest Group PLC 1.801% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,037
Navient Corp. 6.625% due 07/26/2021		100	102
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		3,300	3,309
2.650% due 07/13/2022		1,600	1,638
NTT Finance Corp. 1.900% due 07/21/2021		400	403
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		1,200	1,336
SBA Tower Trust 3.168% due 04/09/2047		800	807
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		1,000	1,004
UBS Group AG
1.364% due 01/30/2027 •		800	809
1.744% due 02/01/2022 •		300	304
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	1,123
1.338% due 05/04/2025 •		400	509
1.741% due 05/04/2030 •		1,300	1,765
			59,529
INDUSTRIALS 1.4%
AutoNation, Inc. 3.350% due 01/15/2021		$200	200

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

Bayer U.S. Finance LLC
1.227% (US0003M + 1.010%) due 12/15/2023 ~	1,000	1,011
2.750% due 07/15/2021	800	810
Charter Communications Operating LLC 4.500% due 02/01/2024	1,600	1,776
Crown Castle Towers LLC 3.222% due 05/15/2042	100	101
D.R. Horton, Inc. 4.375% due 09/15/2022	1,200	1,266
Energy Transfer Operating LP
4.250% due 03/15/2023	200	213
5.200% due 02/01/2022	400	415
Energy Transfer Partners LP 5.000% due 10/01/2022	100	106
ERAC USA Finance LLC 2.600% due 12/01/2021	200	204
Imperial Brands Finance PLC 3.500% due 02/11/2023	300	314
Marathon Oil Corp. 2.800% due 11/01/2022	136	140
Marvell Technology Group Ltd. 4.200% due 06/22/2023	1,300	1,407
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	400	442
4.810% due 09/17/2030	600	677
Penske Truck Leasing Co. LP 3.375% due 02/01/2022	500	513
Pernod Ricard S.A. 4.250% due 07/15/2022	700	739
Ryder System, Inc. 2.500% due 09/01/2022	300	310
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	900	989
5.625% due 03/01/2025	400	467
Sands China Ltd.
4.600% due 08/08/2023	1,300	1,384
5.125% due 08/08/2025	1,300	1,461
Saudi Arabian Oil Co. 1.250% due 11/24/2023	600	608
Syngenta Finance NV 4.441% due 04/24/2023	1,500	1,575
		17,128
UTILITIES 0.4%
ITC Holdings Corp. 2.700% due 11/15/2022	2,400	2,499
ONEOK, Inc. 4.250% due 02/01/2022	300	309
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,400	2,560
		5,368
Total Corporate Bonds & Notes (Cost $78,688)		82,025
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2017 0.933% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,300
Total Municipal Bonds & Notes (Cost $2,300)		2,300
U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
0.268% due 03/25/2034 •	80	80
0.398% due 05/25/2037 •	41	41
0.498% due 03/25/2037 - 07/25/2037 •	59	59
0.499% due 05/25/2058 •	1,012	1,008
0.508% due 03/25/2037 •	35	35
0.528% due 07/25/2037 •	78	78
0.548% due 09/25/2035 •	202	203
0.593% due 02/25/2037 •	91	92
0.868% due 06/25/2037 •	186	190
0.898% due 03/25/2038 - 11/25/2039 •	156	158
0.898% due 01/25/2040 •	64	66
0.968% due 12/25/2039 •	98	100
1.048% due 07/25/2039 •	58	60
1.081% due 11/25/2022 •	895	898
1.944% due 07/01/2044 •	28	29
2.504% due 11/01/2035 •	50	51
2.840% due 05/01/2038 •	254	268
3.000% due 10/25/2040	976	1,049
3.310% due 04/01/2035 •	119	119

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

3.738% due 12/01/2033 •	56	56
4.079% due 12/01/2036 •	71	75
4.266% due 11/01/2028 •	3	3
4.409% due 11/01/2027 •	4	4
4.440% due 04/01/2028 •	2	2
4.456% due 07/01/2028 •	3	3
4.558% due 11/01/2028 •	4	4
5.000% due 04/25/2033	172	196
5.024% due 09/01/2034 •	32	34
5.624% due 08/01/2029 •	2	2
Freddie Mac
0.459% due 02/15/2037 •	5	5
0.489% due 02/15/2037 •	16	16
0.499% due 02/15/2037 •	62	63
0.589% due 07/15/2040 •	549	554
0.649% due 03/15/2042 •	206	208
0.709% due 07/15/2041 •	1,015	1,026
0.759% due 10/15/2037 •	52	53
0.829% due 08/15/2037 •	648	658
0.859% due 08/15/2037 •	1,286	1,316
0.869% due 10/15/2037 •	218	222
0.879% due 05/15/2037 •	705	719
0.879% due 09/15/2037 •	776	789
0.909% due 08/15/2036 •	92	94
1.009% due 11/15/2039 •	23	23
1.009% due 12/15/2039 •	1	1
1.014% due 01/15/2038 •	346	354
2.375% due 12/01/2022 •	1	1
2.838% due 06/01/2035 •	199	209
2.869% due 09/01/2037 •	610	644
4.000% due 11/01/2047	1,067	1,146
5.000% due 12/01/2026 - 08/01/2041	100	112
6.000% due 01/01/2029 - 08/01/2033	12	14
6.000% due 02/01/2034	209	251
6.500% due 10/25/2043	514	612
8.500% due 04/01/2025	1	1
Ginnie Mae
0.890% due 12/20/2065 •	2,177	2,204
0.910% due 02/20/2066 •	7	7
0.940% due 01/20/2066 •	324	328
1.140% due 01/20/2066 - 03/20/2066 •	5,561	5,680
1.290% due 03/20/2066 •	348	357
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~•	55	57
2.250% due 07/20/2027 •	62	63
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~•	19	19
2.875% due 04/20/2027 - 04/20/2041 •	1,417	1,481
3.000% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~•	39	40
3.000% due 01/20/2028 - 02/20/2028 •	28	29
3.125% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~•	24	24
3.125% due 12/20/2027 •	17	17
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	26,887	28,496
8.000% due 03/01/2030 - 08/01/2030	7	7
Uniform Mortgage-Backed Security, TBA
2.500% due 03/01/2051	36,700	38,561
3.000% due 02/01/2051	2,000	2,097
Total U.S. Government Agencies (Cost $90,941)		93,521
U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
3.000% due 02/15/2049	4,000	5,267
4.375% due 11/15/2039	2,800	4,230
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (k)	3,106	3,162
0.125% due 04/15/2022 (k)	10,707	10,932
0.125% due 07/15/2030	2,640	2,963
0.500% due 01/15/2028	9,817	11,135
0.625% due 02/15/2043	113	141
0.750% due 07/15/2028 (k)	2,801	3,259
0.750% due 02/15/2045	332	428
1.000% due 02/15/2046	989	1,350
1.000% due 02/15/2048	422	589
1.000% due 02/15/2049	2,928	4,129
1.375% due 02/15/2044	2,011	2,899
U.S. Treasury Notes
1.375% due 09/30/2023 (k)	13,360	13,810
1.625% due 02/15/2026	600	638
2.000% due 04/30/2024 (m)	300	318
2.625% due 12/31/2025	2,000	2,224
2.875% due 09/30/2023 (k)	1,620	1,740
2.875% due 11/30/2023 (k)	1,380	1,489
3.000% due 09/30/2025	4,900	5,514
3.000% due 10/31/2025	5,000	5,636

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

Total U.S. Treasury Obligations (Cost $74,620)			81,853
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Bear Stearns Adjustable Rate Mortgage Trust
2.801% due 01/25/2034 ~		240	246
3.186% due 02/25/2033 ~		5	5
3.314% due 01/25/2034 ~		14	13
3.637% due 04/25/2033 ~		22	22
Bear Stearns ALT-A Trust 3.152% due 09/25/2035 ^~		95	75
Bear Stearns Structured Products, Inc. Trust
2.728% due 12/26/2046 ^~		226	201
2.984% due 01/26/2036 ^~		325	267
Citigroup Mortgage Loan Trust 2.570% due 05/25/2035 •		65	66
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
0.798% due 03/25/2032 ~		61	57
5.005% due 06/25/2032 ~		6	6
GreenPoint Mortgage Funding Trust 0.688% due 11/25/2045 •		184	162
GSR Mortgage Loan Trust
0.498% due 01/25/2034 •		16	15
3.050% due 01/25/2036 ^~		29	29
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	3,720	5,096
Impac CMB Trust 0.908% due 10/25/2033 •		$7	7
Lehman Mortgage Trust 0.468% due 08/25/2036 ^•		1,008	735
Merrill Lynch Mortgage Investors Trust 0.568% due 02/25/2036 •		131	129
Morgan Stanley Resecuritization Trust 0.770% due 01/26/2051 •		7	7
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		3,538	3,723
Prime Mortgage Trust 0.548% due 02/25/2034 •		31	30
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	9,963	13,618
Southern Pacific Financing PLC 0.211% due 06/10/2043 •		127	173
Structured Adjustable Rate Mortgage Loan Trust 3.136% due 09/25/2035 ~		$628	610
Structured Asset Mortgage Investments Trust
0.652% due 07/19/2035 •		222	220
0.708% due 02/25/2036 ^•		223	211
6.268% due 06/25/2029 ~		63	60
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	1,672	2,296
Trinity Square PLC 1.196% due 07/15/2051 •		1,089	1,491
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 10/25/2045 •		$77	76
1.753% due 02/27/2034 •		203	203
1.809% due 11/25/2042 •		29	28
2.009% due 06/25/2042 •		77	74
Total Non-Agency Mortgage-Backed Securities (Cost $27,977)			29,952
ASSET-BACKED SECURITIES 5.6%
AFC Home Equity Loan Trust 0.698% due 06/25/2028 •		74	73
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.063% due 01/25/2035 •		1,189	1,183
Atrium Corp. 1.046% due 04/22/2027 •		4,394	4,380
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	625	763
1.284% due 10/03/2029 •		$391	390
BSPRT Issuer Ltd. 1.209% due 03/15/2028 •		959	957
Catamaran CLO Ltd. 1.067% due 01/27/2028 •		1,271	1,265
Chase Funding Trust 0.888% due 10/25/2032 •		83	83
Citigroup Mortgage Loan Trust
0.208% due 07/25/2045 •		464	392
0.308% due 12/25/2036 •		150	105
4.400% due 10/25/2037 þ		206	217
Citigroup Mortgage Loan Trust, Inc. 1.798% due 07/25/2037 •		1,100	1,109
Countrywide Asset-Backed Certificates
0.288% due 08/25/2037 ^•		344	317
0.348% due 06/25/2047 ^•		430	394

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

0.548% due 08/25/2034 •		651	627
Credit Acceptance Auto Loan Trust 3.550% due 08/15/2027		2,207	2,231
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		112	109
Crown Point CLO Ltd. 1.388% due 10/20/2028 •		1,169	1,166
Denali Capital CLO LLC 1.265% due 10/26/2027 •		509	509
Dryden 36 Senior Loan Fund 1.174% due 04/15/2029 •		2,900	2,896
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		2,019	2,014
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		1,469	1,485
2.470% due 11/15/2023		1,149	1,163
2.580% due 07/17/2023		680	686
GSAMP Trust
0.288% due 06/25/2036 •		317	312
1.798% due 10/25/2034 •		29	29
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		360	360
HSI Asset Securitization Corp. Trust 0.478% due 02/25/2036 •		962	925
Jamestown CLO Ltd. 0.927% due 07/15/2026 •		116	116
JMP Credit Advisors CLO Ltd. 1.068% due 01/17/2028 •		1,848	1,840
Jubilee CLO BV 0.257% due 12/15/2029 •	EUR	1,100	1,338
KVK CLO Ltd. 1.129% due 01/14/2028 •		$1,261	1,255
Long Beach Mortgage Loan Trust 0.708% due 10/25/2034 •		49	48
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		2,944	2,935
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	300	369
Marathon CLO Ltd. 1.083% due 11/21/2027 •		$1,115	1,107
Morgan Stanley ABS Capital, Inc. Trust
0.228% due 09/25/2036 •		33	19
0.278% due 10/25/2036 •		115	108
Mountain View CLO Ltd. 1.320% due 10/16/2029 •		1,700	1,691
Navient Student Loan Trust 1.198% due 12/27/2066 •		2,388	2,421
Nelnet Student Loan Trust 0.998% due 02/25/2066 •		1,764	1,756
Residential Asset Securities Corp. Trust
0.448% due 08/25/2036 •		89	88
0.688% due 04/25/2036 •		22	22
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	366	447
0.687% due 12/15/2027 •		$702	702
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,500	3,620
Sound Point CLO Ltd. 1.289% due 10/20/2028 •(a)		2,450	2,450
Soundview Home Loan Trust 0.468% due 11/25/2036 •		41	40
Specialty Underwriting & Residential Finance Trust 1.123% due 12/25/2035 •		243	243
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		4,234	4,268
2.750% due 10/25/2057 ~		4,581	4,719
2.900% due 10/25/2059 ~		3,798	4,014
Tralee CLO Ltd. 1.328% due 10/20/2028 •		2,900	2,900
Utah State Board of Regents 0.900% due 01/25/2057 •		1,223	1,224
Venture CLO Ltd.
1.254% due 08/28/2029 •		1,700	1,695
1.366% due 10/22/2031 •		2,300	2,303
Z Capital Credit Partners CLO Ltd. 1.180% due 07/16/2027 •		1,018	1,014
Total Asset-Backed Securities (Cost $69,925)			70,892
SOVEREIGN ISSUES 1.7%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		2,200	2,280
Japan Finance Organization for Municipalities 2.125% due 04/13/2021		1,800	1,809
Japan Government International Bond 0.100% due 03/10/2028 (f)	JPY	955,662	9,283

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

Oman Government International Bond 3.875% due 03/08/2022		$800	807
Qatar Government International Bond
3.875% due 04/23/2023		2,600	2,797
4.500% due 01/20/2022		900	939
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,439
2.875% due 03/04/2023		300	315
2.900% due 10/22/2025		900	971
Total Sovereign Issues (Cost $20,799)			21,640
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		72,000	0
Total Convertible Preferred Securities (Cost $0)			0
SHORT-TERM INSTRUMENTS 42.5%
REPURCHASE AGREEMENTS (i) 6.5%			82,993
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$3,000	3,002
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (d)(e)	JPY	2,600,000	25,186
U.S. TREASURY BILLS 33.8%
0.101% due 02/04/2021 - 02/25/2021 (c)(d)(k)(m)		$428,900	428,872
Total Short-Term Instruments (Cost $539,968)			540,053
Total Investments in Securities (Cost $905,718)			922,736
		SHARES
INVESTMENTS IN AFFILIATES 30.3%
SHORT-TERM INSTRUMENTS 30.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.3%
PIMCO Short-Term Floating NAV Portfolio III		38,910,498	383,696
Total Short-Term Instruments (Cost $383,133)			383,696
Total Investments in Affiliates (Cost $383,133)			383,696
Total Investments 103.1% (Cost $1,288,851)			$1,306,432
Financial Derivative Instruments (j)(l) 7.8%(Cost or Premiums, net $1,324)			98,688
Other Assets and Liabilities, net (10.9)%			(137,871)
Net Assets 100.0%			$1,267,249

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$793	U.S. Treasury Bills 0.000% due 12/30/2021	$(809)	$793	$793
JPS	0.110	01/04/2021	01/05/2021	9,900	U.S. Treasury Bonds 3.000% due 11/15/2044	(10,103)	9,900	9,900
NOM	0.080	12/31/2020	01/04/2021	56,100	U.S. Treasury Bonds 3.375% due 11/15/2048	(57,360)	56,100	56,101
SAL	0.070	12/31/2020	01/04/2021	16,200	U.S. Treasury Notes 0.125% due 12/31/2022	(16,530)	16,200	16,200
Total Repurchase Agreements	$(84,802)	$82,993	$82,994
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Sovereign Issues (0.3)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,400	$(3,590)	$(3,678)
Total Short Sales (0.3)%	$(3,590)	$(3,678)
(1)	Includes accrued interest.
(2)	Payable for short sales includes $13 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2021	2,011	$376,942	$9,096	$2,473	$0
U.S. Treasury 2-Year Note March Futures	03/2021	129	28,506	27	3	0
U.S. Treasury 5-Year Note March Futures	03/2021	768	96,894	221	36	0
U.S. Treasury 30-Year Bond March Futures	03/2021	43	7,447	(95)	15	0
$9,249	$2,527	$0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	1	$(217)	$0	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2021	643	(88,784)	(81)	0	(70)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	84	(17,939)	311	0	(63)
United Kingdom Long Gilt March Futures	03/2021	2	(371)	(4)	0	(1)
$226	$0	$(134)
Total Futures Contracts	$9,475	$2,527	$(134)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.108%	$600	$13	$(7)	$6	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.136	200	4	(1)	3	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.256	700	14	(9)	5	0	0
$31	$(17)	$14	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly	12/20/2024	$400	$9	$(2)	$7	$0	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	51,400	1,105	174	1,279	35	0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	1,200	174	3	177	0	(1)
$1,288	$175	$1,463	$35	$(1)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	10,400	$0	$10	$10	$2	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	12,400	0	12	12	2	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	4,100	(60)	895	835	34	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021	$263,500	(1,591)	(2,147)	(3,738)	0	(59)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	81,700	(780)	(843)	(1,623)	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	15,200	(628)	28	(600)	0	(8)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	11,300	(202)	(655)	(857)	0	(15)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030	7,700	(36)	(821)	(857)	0	(12)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	74,200	3,587	(1,067)	2,520	97	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,100	(3)	(240)	(243)	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	400	(3)	(60)	(63)	0	(2)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	800	(1)	(48)	(49)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	2,200	(13)	(192)	(205)	0	(9)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	100	0	(12)	(12)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	1,100	(21)	(149)	(170)	0	(5)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	970,000	(336)	61	(275)	1	0
Receive	CPURNSA	1.669	Maturity	06/19/2024	$7,900	0	91	91	8	0
Pay	UKRPI	3.480	Maturity	01/15/2030	GBP	16,500	65	703	768	0	(84)
$(22)	$(4,434)	$(4,456)	$144	$(206)
Total Swap Agreements	$1,297	$(4,276)	$(2,979)	$179	$(207)
(k)

Securities with an aggregate market value of $29,796 and cash of $1,657 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	487,520	$4,688	$0	$(34)
BPS	01/2021	CAD	4,601	3,610	0	(5)
02/2021	DKK	1,329	214	0	(4)
03/2021	$6,927	SGD	9,348	147	0
BRC	01/2021	BRL	8,079	$1,522	0	(33)
01/2021	$1,555	BRL	8,079	1	0
CBK	01/2021	BRL	8,079	$1,555	0	(1)
01/2021	JPY	47,529	456	0	(4)
01/2021	NZD	175	123	0	(3)
01/2021	$1,597	BRL	8,079	0	(41)
01/2021	3	ZAR	56	0	0
02/2021	BRL	8,079	$1,596	41	0
03/2021	$5	MXN	111	1	0
GLM	01/2021	BRL	8,085	EUR	1,287	16	0
01/2021	EUR	1,262	BRL	8,085	15	0
01/2021	$3,492	CAD	4,450	4	0
01/2021	9,659	JPY	999,700	23	0
02/2021	EUR	1,286	BRL	8,085	0	(16)
02/2021	JPY	999,700	$9,662	0	(24)
HUS	01/2021	GBP	16,846	22,530	0	(508)
01/2021	JPY	87,805	843	0	(8)
01/2021	$2,962	EUR	2,434	12	0
JPM	01/2021	CLP	14,233	$18	0	(2)
RBC	03/2021	TWD	198,342	7,061	0	(85)
SCX	01/2021	EUR	7,342	8,793	0	(177)
02/2021	7,342	8,989	14	0
03/2021	JPY	2,600,000	25,150	0	(55)
TOR	01/2021	CAD	12,137	9,369	0	(166)
01/2021	JPY	376,847	3,612	0	(37)
01/2021	$9,527	CAD	12,137	8	0
02/2021	CAD	12,137	$9,528	0	(8)
Total Forward Foreign Currency Contracts	$282	$(1,211)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	115,200	$283	$493
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	122,300	467	2,657
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	55,700	205	1,232
Total Purchased Options	$955	$4,382
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	7,500	$(89)	$(165)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	15,300	(195)	(289)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	39,100	(466)	(2,043)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	17,800	(199)	(869)
Total Written Options	$(949)	$(3,366)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.229%	EUR	1,000	$7	$2	$9	$0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2023	0.298	$8,400	56	94	150	0
$63	$96	$159	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$4,388	$(42)	$66	$24	$0
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	11,401	0.250% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/07/2021	$66,902	$0	$21,305	$21,305	$0
Receive	S&P 500 Total Return Index	12,755	0.403% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	98,971	0	(86)	0	(86)
CBK	Receive	S&P 500 Total Return Index	1,241	0.198% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/15/2021	8,900	0	725	725	0
Receive	S&P 500 Total Return Index	2,684	0.388% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	20,826	0	(21)	0	(21)
FAR	Receive	S&P 500 Total Return Index	1,826	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/17/2021	14,169	0	(16)	0	(16)
Receive	S&P 500 Total Return Index	25,927	0.435% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/24/2021	177,873	0	21,890	21,890	0
Receive	S&P 500 Total Return Index	3,030	0.218% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/21/2021	21,730	0	1,771	1,771	0
Receive	S&P 500 Total Return Index	697	0.403% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	5,408	0	(5)	0	(5)
Receive	S&P 500 Total Return Index	23,238	0.421% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021	154,922	0	25,218	25,218	0
GST	Receive	S&P 500 Total Return Index	3,395	0.268% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/24/2021	26,343	0	(16)	0	(16)
Receive	S&P 500 Total Return Index	14,235	0.421% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2021	95,441	0	14,909	14,909	0
HUS	Receive	S&P 500 Total Return Index	1,241	0.168% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	8,900	0	726	726	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

	Receive	S&P 500 Total Return Index	1,708	0.335% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/19/2021	12,770	0	477	477	0
	Receive	S&P 500 Total Return Index	2,684	0.309% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/23/2021	20,474	0	349	349	0
	Receive	S&P 500 Total Return Index	8,649	0.336% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/11/2021	58,250	0	8,827	8,827	0
								$0	$96,053	$96,197	$(144)
Total Swap Agreements								$21	$96,215	$96,380	$(144)
(m)

Securities with an aggregate market value of $282 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$500		$500
Corporate Bonds & Notes
Banking & Finance						0	59,529	0		59,529
Industrials						0	17,128	0		17,128
Utilities						0	5,368	0		5,368
Municipal Bonds & Notes
California						0	2,300	0		2,300
U.S. Government Agencies						0	93,521	0		93,521
U.S. Treasury Obligations						0	81,853	0		81,853
Non-Agency Mortgage-Backed Securities						0	29,952	0		29,952
Asset-Backed Securities						0	70,892	0		70,892
Sovereign Issues						0	21,640	0		21,640
Short-Term Instruments
Repurchase Agreements						0	82,993	0		82,993
Short-Term Notes						0	3,002	0		3,002
Japan Treasury Bills						0	25,186	0		25,186
U.S. Treasury Bills						0	428,872	0		428,872
						$0	$922,236	$500		$922,736
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$383,696	$0	$0		$383,696
Total Investments						$383,696	$922,236	$500		$1,306,432
Short Sales, at Value - Liabilities
Sovereign Issues						$0	$(3,678)	$0		$(3,678)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						2,527	179	0		2,706
Over the counter						0	101,044	0		101,044
						$2,527	$101,223	$0		$103,750
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(134)	(207)	0		(341)
Over the counter						0	(4,721)	0		(4,721)
						$(134)	$(4,928)	$0		$(5,062)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2020 (Unaudited)

Total Financial Derivative Instruments	$2,393	$96,295	$0	$98,688
Totals	$386,089	$1,014,853	$500	$1,401,442

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,900	$1,898
Total Loan Participations and Assignments (Cost $1,900)			1,898
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 8.7%
Barclays Bank PLC
10.000% due 05/21/2021	GBP	1,400	1,978
10.179% due 06/12/2021		$18,013	18,736
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,589
3.650% due 03/16/2025		400	441
3.932% due 05/07/2025 •		900	985
4.375% due 01/12/2026		1,300	1,500
4.972% due 05/16/2029 •		1,400	1,680
5.088% due 06/20/2030 •		400	480
7.125% due 06/15/2025 •(h)(i)	GBP	1,720	2,629
Citigroup, Inc. 1.248% (US0003M + 1.023%) due 06/01/2024 ~		$6,024	6,094
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	1,000	1,257
Credit Suisse AG 6.500% due 08/08/2023 (i)		$200	226
Credit Suisse Group AG
6.375% due 08/21/2026 •(h)(i)		2,500	2,786
7.125% due 07/29/2022 •(h)(i)		200	211
7.500% due 07/17/2023 •(h)(i)		2,800	3,059
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		9,036	9,017
3.961% due 11/26/2025 •		6,024	6,588
4.250% due 10/14/2021		8,015	8,221
Equitable Holdings, Inc. 4.350% due 04/20/2028		2,235	2,643
Erste Group Bank AG 8.875% due 10/15/2021 •(h)(i)	EUR	200	260
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		2,100	2,860
Ford Motor Credit Co. LLC
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$1,600	1,600
3.087% due 01/09/2023		2,000	2,039
3.550% due 10/07/2022		1,800	1,839
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		1,400	1,410
2.848% due 06/04/2031 •		600	645
4.292% due 09/12/2026 •		1,300	1,483
4.300% due 03/08/2026		1,000	1,152
ING Groep NV 6.875% due 04/16/2022 •(h)(i)		400	419
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(h)(i)	EUR	1,100	1,350
JPMorgan Chase & Co. 1.099% (US0003M + 0.890%) due 07/23/2024 ~		$5,246	5,319
Lloyds Banking Group PLC
4.582% due 12/10/2025		1,200	1,374
5.125% due 12/27/2024 •(h)(i)	GBP	1,900	2,725
7.500% due 09/27/2025 •(h)(i)		$4,200	4,840
7.625% due 06/27/2023 •(h)(i)	GBP	1,300	1,960
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		$4,400	4,482
4.445% due 05/08/2030 •		400	476
4.519% due 06/25/2024 •		3,000	3,278
4.800% due 04/05/2026		1,100	1,300
4.892% due 05/18/2029 •		2,600	3,127
5.076% due 01/27/2030 •		3,800	4,673
6.000% due 12/19/2023		1,360	1,555
8.000% due 08/10/2025 •(h)(i)		1,200	1,401
8.625% due 08/15/2021 •(h)(i)		2,000	2,080
Navient Corp. 7.250% due 01/25/2022		194	203

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		680	685
2.600% due 09/28/2022		680	698
2.650% due 07/13/2022		4,906	5,023
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,400
2.679% due 07/16/2030		1,900	2,014
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,900	4,341
SL Green Realty Corp. 4.500% due 12/01/2022		4,469	4,703
Societe Generale S.A. 7.375% due 09/13/2021 •(h)(i)		800	821
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		5,800	5,825
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)	EUR	949	1,540
UBS AG
4.750% due 02/12/2026 •(i)		6,218	7,645
5.125% due 05/15/2024 (i)		$6,000	6,628
7.625% due 08/17/2022 (i)		4,700	5,203
UBS Group AG
4.125% due 09/24/2025		800	917
5.750% due 02/19/2022 •(h)(i)	EUR	200	257
7.125% due 08/10/2021 •(h)(i)		$600	619
UniCredit SpA
6.750% due 09/10/2021 •(h)	EUR	400	499
9.250% due 06/03/2022 •(h)(i)		200	269
Weyerhaeuser Co. 4.000% due 04/15/2030		$3,886	4,603
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,538	7,431
			191,091
INDUSTRIALS 2.8%
Aker BP ASA 2.875% due 01/15/2026		$970	991
BAT Capital Corp. 3.222% due 08/15/2024		291	315
BAT International Finance PLC 3.950% due 06/15/2025		972	1,094
Boeing Co. 2.750% due 02/01/2026		1,300	1,368
Charter Communications Operating LLC 4.908% due 07/23/2025		1,360	1,581
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,338
CSN Resources S.A. 7.625% due 02/13/2023		650	675
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,716
Equinor ASA 3.625% due 04/06/2040		3,109	3,754
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	3,000	3,747
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$3,200	3,401
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	322
3.500% due 07/26/2026		400	443
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	4,117
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	1,035
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$97	118
5.200% due 07/15/2045		194	231
MPLX LP 2.650% due 08/15/2030		1,500	1,574
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,400	3,397
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,100	1,151
3.522% due 09/17/2025		2,200	2,360
4.345% due 09/17/2027		2,800	3,095
4.810% due 09/17/2030		800	903
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,621
5.400% due 08/08/2028		3,600	4,225
Southern Co. 3.700% due 04/30/2030		3,595	4,167
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		2,400	2,558

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

3.375% due 07/09/2060		2,400	2,663
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	20,403	140
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		$2,040	2,255
			61,355
UTILITIES 0.4%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		1,400	1,596
Petrobras Global Finance BV 5.093% due 01/15/2030		2,965	3,317
Rio Oil Finance Trust 9.250% due 07/06/2024		927	1,029
Sprint Communications, Inc. 6.000% due 11/15/2022		486	527
Sprint Corp.
7.250% due 09/15/2021		1,457	1,518
7.875% due 09/15/2023		874	1,013
			9,000
Total Corporate Bonds & Notes (Cost $242,830)			261,446
MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		1,265	1,896
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023		1,070	1,232
			3,128
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		149	162
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		3,500	4,175
			4,337
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		95	136
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		1,585	1,591
Total Municipal Bonds & Notes (Cost $7,836)			9,192
U.S. GOVERNMENT AGENCIES 13.4%
Fannie Mae
0.255% due 03/25/2036 •		50	50
0.268% due 03/25/2034 •		2	2
0.375% due 08/25/2025		45,244	45,245
0.500% due 09/25/2042 •		105	106
1.625% due 11/25/2023 •		8	8
1.648% due 04/25/2024 •		7	7
2.137% due 08/01/2035 •		101	102
2.158% due 10/01/2035 •		38	38
2.324% due 10/01/2035 •		45	45
2.530% due 07/01/2032 •		8	8
2.817% due 07/01/2035 •		10	10
2.880% due 11/01/2034 •		47	50
3.336% due 02/01/2034 •		35	36
3.395% due 03/01/2036 •		150	151
3.675% due 02/01/2035 •		14	15
3.810% due 08/01/2036 •		16	16
Freddie Mac
0.559% due 11/15/2043 •		1,295	1,302
1.809% due 10/25/2044 •		29	29
2.008% due 09/01/2035 •		15	15
2.009% due 07/25/2044 •		130	132
4.000% due 01/01/2048		113	121
Ginnie Mae
0.660% due 08/20/2062 •		1,050	1,053
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~		10	10
3.500% due 02/15/2045 - 03/15/2045		2,306	2,473
Ginnie Mae, TBA 5.000% due 01/01/2051		9,600	10,481

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

International Development Finance Corp. 4.140% due 05/15/2030	819	956
Uniform Mortgage-Backed Security
3.500% due 04/01/2048	4,419	4,672
4.000% due 10/01/2030	116	124
5.500% due 09/01/2027	4	4
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	104,370	108,043
2.500% due 03/01/2051	61,300	64,408
4.500% due 01/01/2051	50,400	54,626
Total U.S. Government Agencies (Cost $292,989)		294,338
U.S. TREASURY OBLIGATIONS 61.6%
U.S. Treasury Bonds
1.625% due 11/15/2050	500	497
3.000% due 08/15/2048	874	1,148
3.000% due 02/15/2049	35,948	47,337
4.375% due 05/15/2040	15,642	23,712
4.625% due 02/15/2040	10,979	17,096
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022	72,651	73,954
0.125% due 04/15/2022	44,001	44,927
0.125% due 07/15/2030	3,059	3,433
0.250% due 02/15/2050	2,633	3,143
0.625% due 07/15/2021	17,398	17,624
0.625% due 02/15/2043	1,430	1,785
0.750% due 02/15/2045	2,322	2,998
1.000% due 02/15/2046	8,328	11,370
1.000% due 02/15/2048	14,978	20,875
1.000% due 02/15/2049 (k)	1,707	2,406
1.375% due 02/15/2044	12,645	18,228
U.S. Treasury Notes
1.500% due 08/15/2026	50,036	52,983
1.625% due 12/15/2022	64,804	66,705
1.625% due 02/15/2026 (o)	5,950	6,328
1.750% due 05/15/2023 (m)(o)	1,330	1,381
1.750% due 12/31/2024 (o)	19,273	20,417
1.875% due 07/31/2022 (m)	49,392	50,760
1.875% due 08/31/2022 (m)	285,631	293,933
2.000% due 07/31/2022 (m)(o)	32,147	33,096
2.000% due 11/30/2022 (m)	42,124	43,636
2.000% due 11/15/2026	36,337	39,549
2.250% due 12/31/2023 (m)(o)	3,800	4,037
2.250% due 08/15/2027	27,010	29,944
2.625% due 12/31/2025 (o)	22,058	24,530
2.625% due 02/15/2029 (k)	273,573	313,935
3.000% due 09/30/2025	54,700	61,554
3.000% due 10/31/2025 (m)(o)	15,086	17,006
Total U.S. Treasury Obligations (Cost $1,239,830)		1,350,327
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Assets Trust
0.358% due 10/25/2046 •	203	136
0.528% due 05/25/2046 ^•	503	438
American Home Mortgage Investment Trust
1.757% due 09/25/2045 •	34	34
2.257% due 02/25/2045 •	76	77
Banc of America Funding Trust
0.342% due 10/20/2036 •	295	270
3.500% due 01/20/2047 ^~	17	16
Bear Stearns ALT-A Trust
2.701% due 07/25/2035 ~	2,905	2,398
3.133% due 08/25/2036 ^~	469	399
3.369% due 05/25/2035 ~	62	62
Citigroup Commercial Mortgage Trust 1.751% due 09/10/2045 ~(a)	4,987	110
Citigroup Mortgage Loan Trust
0.468% due 01/25/2037 •	6,346	5,738
3.361% due 09/25/2037 ^~	2,770	2,696
Countrywide Alternative Loan Trust
0.362% due 07/20/2046 ^•	381	301
0.488% due 11/25/2036 •	164	183
0.572% due 03/20/2046 •	640	539
0.698% due 05/25/2035 •	1,294	1,021
2.659% due 10/20/2035 •	209	165
2.848% due 06/25/2037 ~	438	391
Countrywide Home Loan Mortgage Pass-Through Trust
0.728% due 04/25/2035 •	60	55
0.788% due 03/25/2035 •	36	35
Credit Suisse First Boston Mortgage Securities Corp. 3.357% due 06/25/2033 ~	23	23

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Credit Suisse Mortgage Capital Certificates 0.448% due 01/27/2037 •		1,224	872
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.648% due 02/25/2035 •		325	313
Downey Savings & Loan Association Mortgage Loan Trust
0.412% due 08/19/2045 •		178	171
3.007% due 07/19/2044 ~		16	15
European Loan Conduit 1.000% due 02/17/2030 •	EUR	3,496	4,259
First Horizon Alternative Mortgage Securities Trust 2.921% due 03/25/2035 ~		$43	34
GreenPoint Mortgage Funding Trust 0.328% due 01/25/2037 •		6,319	5,933
GSMSC Pass-Through Trust 0.600% due 12/26/2036 •		3,564	2,376
GSR Mortgage Loan Trust 3.201% due 09/25/2035 ~		23	23
HarborView Mortgage Loan Trust 0.372% due 07/19/2047 •		8,341	7,869
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	13,104	17,948
HomeBanc Mortgage Trust 3.310% due 04/25/2037 ^~		$441	413
IndyMac Mortgage Loan Trust
0.448% due 06/25/2037 ^•		188	104
0.568% due 05/25/2046 •		656	625
0.928% due 05/25/2034 •		5	5
2.900% due 12/25/2034 ~		8	9
JPMorgan Alternative Loan Trust 6.000% due 12/27/2036		2,449	1,899
JPMorgan Chase Commercial Mortgage Securities Trust 1.609% due 12/15/2031 •		3,300	3,235
JPMorgan Mortgage Trust
3.344% due 02/25/2035 ~		14	13
6.000% due 01/25/2036 ^		304	223
London Wall Mortgage Capital PLC 0.898% due 11/15/2049 •	GBP	896	1,225
MF1 Ltd. 1.278% due 12/25/2034 •		$7,287	7,247
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		3,758	3,907
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		6,629	6,979
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2047 •		2,690	2,501
0.308% due 01/25/2037 •		6,140	5,721
0.318% due 01/25/2037 •		3,996	3,639
0.333% due 12/25/2036 •		106	100
1.812% due 11/25/2037 ~		5,950	5,452
3.180% due 09/25/2034 ~		2,488	2,548
5.000% due 09/25/2036 ^		207	196
6.000% due 03/25/2037 ^		2,482	2,401
Residential Asset Securitization Trust 5.500% due 09/25/2035 ^		3,277	2,448
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	4,112	5,621
Structured Adjustable Rate Mortgage Loan Trust 2.009% due 01/25/2035 ^•		$66	62
Structured Asset Mortgage Investments Trust
0.268% due 08/25/2036 •		8,827	8,192
0.338% due 07/25/2046 ^•		2,645	2,033
0.588% due 05/25/2036 •		87	82
0.588% due 05/25/2046 •		427	222
0.652% due 07/19/2035 •		48	47
0.708% due 02/25/2036 ^•		200	189
3.625% due 02/25/2036 ^•		832	810
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.475% due 06/25/2033 ~		7	6
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	18,259	24,974
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		6,034	8,284
UBS-Barclays Commercial Mortgage Trust 0.937% due 03/10/2046 ~(a)		$21,413	311
WaMu Mortgage Pass-Through Certificates Trust
0.728% due 10/25/2045 •		632	621
0.728% due 12/25/2045 •		10,176	9,666
0.768% due 01/25/2045 •		32	31
0.788% due 01/25/2045 •		30	30
Washington Mutual Mortgage Pass-Through Certificates Trust
1.439% due 11/25/2046 •		2,671	2,386

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

1.459% due 10/25/2046 ^•	4,143	3,693
Total Non-Agency Mortgage-Backed Securities (Cost $160,806)		173,050
ASSET-BACKED SECURITIES 15.8%
Aames Mortgage Investment Trust
1.138% due 07/25/2035 •	5,179	5,177
2.173% due 01/25/2035 •	3,809	3,689
ACE Securities Corp. Home Equity Loan Trust 0.388% due 12/25/2036 •	12,871	8,959
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.823% due 10/25/2035 •	678	678
0.853% due 10/25/2035 •	9,230	8,906
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.913% due 10/25/2035 •	7,316	7,246
1.168% due 10/25/2034 •	964	962
1.273% due 11/25/2034 •	2,887	2,802
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •	2,818	2,602
Asset-Backed Funding Certificates Trust 0.838% due 07/25/2035 •	1,432	1,432
Asset-Backed Securities Corp. Home Equity Loan Trust 1.243% due 02/25/2035 •	1,131	1,134
Avery Point CLO Ltd. 1.198% due 07/17/2026 •	2,502	2,498
Bear Stearns Asset-Backed Securities Trust
0.598% due 08/25/2036 •	5,132	5,063
3.383% due 10/25/2036 ~	278	277
California Street CLO Ltd. 1.267% due 10/15/2025 •	3,304	3,305
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •	3,577	3,599
Citigroup Mortgage Loan Trust, Inc.
0.568% due 08/25/2036 •	13,796	13,399
0.763% due 10/25/2035 •	167	172
Countrywide Asset-Backed Certificates
0.288% due 06/25/2035 •	4,249	3,945
0.328% due 11/25/2047 ^•	1,787	1,629
0.348% due 06/25/2047 ^•	2,794	2,562
0.358% due 05/25/2047 ^•	5,078	4,833
0.368% due 09/25/2037 ^•	1,017	975
0.398% due 06/25/2047 •	2,703	2,543
0.428% due 03/25/2037 •	933	927
0.548% due 08/25/2036 •	3,043	3,015
0.708% due 09/25/2036 •	959	959
0.808% due 04/25/2036 •	7,588	7,583
1.183% due 12/25/2035 •	4,948	4,877
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •	10	9
1.018% due 09/25/2034 •	428	430
Fremont Home Loan Trust
0.283% due 10/25/2036 •	2,775	2,533
0.808% due 01/25/2036 •	360	351
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •	7	4
GLS Auto Receivables Issuer Trust
2.470% due 11/15/2023	3,734	3,781
2.580% due 07/17/2023	2,375	2,398
GSAA Home Equity Trust 1.213% due 06/25/2035 •	4,858	4,728
GSAMP Trust
0.328% due 11/25/2035 •	47	8
0.630% due 03/25/2046 •	10,104	9,931
0.648% due 05/25/2046 •	12,290	11,763
1.948% due 06/25/2035 •	6,730	6,796
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •	164	164
Home Equity Loan Trust 0.488% due 04/25/2037 •	10,740	8,685
HSI Asset Securitization Corp. Trust 0.348% due 07/25/2036 •	4,631	2,742
JPMorgan Mortgage Acquisition Trust
0.408% due 03/25/2037 •	452	446
0.553% due 05/25/2036 •	1,700	1,656
Lehman XS Trust 0.468% due 05/25/2036 •	3,443	3,643
Long Beach Mortgage Loan Trust
0.318% due 12/25/2036 •	10,907	5,638
0.668% due 08/25/2045 •	998	970
0.793% due 11/25/2035 •	404	400
0.883% due 08/25/2035 •	120	120
MASTR Asset-Backed Securities Trust
0.368% due 11/25/2036 •	19,937	9,565
0.898% due 10/25/2035 ^•	3,609	3,484

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Merrill Lynch Mortgage Investors Trust
0.258% due 07/25/2037 •	15,301	8,110
0.258% due 08/25/2037 •	5,687	3,663
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 10/25/2036 •	929	870
0.278% due 02/25/2037 •	4,832	4,198
0.308% due 09/25/2036 •	1,031	602
0.853% due 12/25/2034 •	1,004	924
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •	278	279
Nassau Ltd. 1.387% due 10/15/2029 •	4,900	4,870
NovaStar Mortgage Funding Trust 1.228% due 06/25/2035 •	3,287	3,263
Option One Mortgage Loan Trust 0.508% due 01/25/2036 •	7,578	6,927
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.198% due 10/25/2034 •	1,749	1,736
1.948% due 12/25/2034 •	1,174	1,184
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	12,593	5,246
Residential Asset Mortgage Products Trust
0.588% due 12/25/2035 •	771	708
0.838% due 10/25/2035 •	6,694	6,634
Residential Asset Securities Corp. Trust
0.418% due 08/25/2036 •	14,574	14,035
0.853% due 11/25/2035 •	4,493	4,331
Securitized Asset-Backed Receivables LLC Trust
0.318% due 08/25/2036 ^•	663	296
0.388% due 07/25/2036 •	6,535	3,888
0.808% due 08/25/2035 ^•	1,901	1,482
1.198% due 03/25/2035 •	2,525	2,245
SoFi Professional Loan Program Trust 2.540% due 05/15/2046	7,190	7,436
Sound Point CLO Ltd. 1.359% due 01/23/2029 •	4,800	4,795
Soundview Home Loan Trust
0.308% due 10/25/2036 •	2,084	2,068
0.328% due 02/25/2037 •	702	268
0.613% due 02/25/2036 •	4,566	4,304
Structured Asset Investment Loan Trust
0.278% due 07/25/2036 •	1,199	976
0.298% due 09/25/2036 •	1,543	1,508
1.078% due 06/25/2035 •	9,716	9,460
1.098% due 08/25/2033 •	11,871	11,752
Structured Asset Securities Corp. Mortgage Loan Trust
0.308% due 03/25/2036 •	416	399
0.318% due 12/25/2036 •	1,572	1,541
1.655% due 04/25/2035 •	105	104
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •	1,711	1,712
TICP CLO Ltd. 1.058% due 04/20/2028 •	3,647	3,640
Towd Point Mortgage Trust 1.148% due 10/25/2059 •	4,224	4,247
Venture CLO Ltd.
1.117% due 04/15/2027 •	4,117	4,096
1.256% due 04/20/2029 •(b)	8,161	8,161
1.448% due 04/20/2029 •	8,161	8,154
WaMu Asset-Backed Certificates WaMu Trust 0.373% due 05/25/2037 •	5,323	4,972
Wind River CLO Ltd. 1.107% due 10/15/2027 •	3,956	3,948
Total Asset-Backed Securities (Cost $321,325)		345,025
SOVEREIGN ISSUES 0.6%
Brazil Government International Bond 4.750% due 01/14/2050	5,058	5,425
Israel Government International Bond 4.125% due 01/17/2048	1,300	1,679
Saudi Government International Bond
2.375% due 10/26/2021	300	305
4.000% due 04/17/2025	2,900	3,244
4.500% due 10/26/2046	600	730

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

5.000% due 04/17/2049		1,300	1,708
Total Sovereign Issues (Cost $11,356)			13,091
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		800,000	1,000
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)		600,000	752
6.750% due 04/25/2022 •(h)		200,000	259
JPMorgan Chase & Co.
3.684% (US0003M + 3.470%) due 04/30/2021 ~(h)		1,921,000	1,908
4.600% due 02/01/2025 •(h)		1,555,000	1,607
Total Preferred Securities (Cost $5,291)			5,526
SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (j) 0.0%			562
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.4%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$7,500	7,505
ARGENTINA TREASURY BILLS 0.0%
34.251% due 01/29/2021 (e)(f)	ARS	53,332	370
JAPAN TREASURY BILLS 2.0%
(0.115)% due 03/15/2021 (e)(f)	JPY	4,500,000	43,590
U.S. TREASURY BILLS 0.1%
0.088% due 01/26/2021 - 02/25/2021 (d)(e)(o)		$1,387	1,387
U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.072% due 02/18/2021 - 03/16/2021 (b)(d)(e)(k)(o)		542	542
Total Short-Term Instruments (Cost $53,882)			53,956
Total Investments in Securities (Cost $2,338,045)			2,507,849
		SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III		7,210,312	71,101
Total Short-Term Instruments (Cost $71,097)			71,101
Total Investments in Affiliates (Cost $71,097)			71,101
Total Investments 117.7% (Cost $2,409,142)			$2,578,950
Financial Derivative Instruments (l)(n) 9.0%(Cost or Premiums, net $(18,442))			198,210
Other Assets and Liabilities, net (26.7)%			(585,654)
Net Assets 100.0%			$2,191,506

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Coupon represents a yield to maturity.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$562	U.S. Treasury Bills 0.000% due 12/30/2021			$(573)	$562	$562
Total Repurchase Agreements								$(573)	$562	$562
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
DEU				0.170%	11/02/2020	01/04/2021		$(2,312)		$(2,313)
JPS				0.161	10/20/2020	01/19/2021		(119,854)		(119,895)
Total Reverse Repurchase Agreements										$(122,208)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA					3.000%	01/01/2051		$5,600	$(5,858)	$(5,867)
Uniform Mortgage-Backed Security, TBA					5.000	01/01/2051		9,600	(10,623)	(10,625)
	Total U.S. Government Agencies								(16,481)	(16,492)
Sovereign Issues (1.4)%
Canada Government International Bond					2.750%	12/01/2048	CAD	28,000	(29,562)	(30,291)
Total Short Sales (2.1)%									$(46,043)	$(46,783)
(k)					Securities with an aggregate market value of $121,694 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(313,913) at a weighted average interest rate of 0.175%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Payable for short sales includes $109 of accrued interest.
(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	19	$(4,123)	$0	$2	$0
Mini MSCI EAFE Index March Futures	03/2021	185	(19,710)	1	1	(232)
U.S. Treasury 2-Year Note March Futures	03/2021	4,693	(1,037,043)	(1,064)	0	(110)
U.S. Treasury 5-Year Note March Futures	03/2021	3,635	(458,606)	(1,120)	0	(171)
U.S. Treasury 10-Year Note March Futures	03/2021	714	(98,588)	(90)	0	(78)
U.S. Treasury 30-Year Bond March Futures	03/2021	1,826	(316,240)	2,591	0	(628)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	159	(33,956)	509	0	(119)
United Kingdom Long Gilt March Futures	03/2021	23	(4,263)	(48)	0	(9)
Total Futures Contracts	$779	$3	$(1,347)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.187%	$3,100	$87	$(10)	$77	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.652	EUR	6,600	75	(515)	(440)	0	(10)
$162	$(525)	$(363)	$0	$(10)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,500	$(279)	$(54)	$(333)	$0	$(7)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	400	(2)	(5)	(7)	0	0
iTraxx Europe Main 33 5-Year Index	(1.000)	Quarterly	06/20/2025	EUR	5,000	(119)	(26)	(145)	0	(1)
$(400)	$(85)	$(485)	$0	$(8)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$400	$7	$3	$10	$0	$0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	10,800	1,566	26	1,592	0	(12)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	5,000	140	22	162	1	0
$1,713	$51	$1,764	$1	$(12)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	27,200	$0	$26	$26	$4	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	54,400	0	54	54	8	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	201,400	(1,169)	7,381	6,212	98	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	24,050	2,425	2,476	4,901	193	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	7,000	105	632	737	53	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Pay(7)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	36,200	0	6	6	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		36,200	0	7	7	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		36,200	0	24	24	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		72,900	0	69	69	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		$113,300	(36)	(851)	(887)	0	(13)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	3,126	5,053	8,179	0	(8)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		209,970	433	(10,317)	(9,884)	0	(89)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		4,300	(292)	(204)	(496)	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		1,617,400	(56,482)	(7,336)	(63,818)	0	(814)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		87,000	2,586	(94)	2,492	40	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(3,515)	(3,755)	(7,270)	0	(71)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		350,600	7,415	7,338	14,753	251	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		99,700	(4,195)	(7,283)	(11,478)	0	(133)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		29,500	423	(2,659)	(2,236)	0	(38)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		644,400	29,353	(7,466)	21,887	842	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		3,900	378	(287)	91	14	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	5,350	(565)	(182)	(747)	11	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		4,850	1,287	341	1,628	0	(4)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$96,900	100	1,010	1,110	103	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	4,900	46	322	368	0	(19)
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	177	425	602	0	(23)
Pay	UKRPI	3.595	Maturity	11/15/2028		24,400	696	1,646	2,342	0	(90)
Pay	UKRPI	3.603	Maturity	11/15/2028		7,500	224	507	731	0	(28)
Pay	UKRPI	3.480	Maturity	01/15/2030		48,400	56	2,196	2,252	0	(246)
Pay	UKRPI	3.415	Maturity	02/15/2030		19,000	0	558	558	0	(97)
Receive	UKRPI	3.397	Maturity	11/15/2030		1,200	0	3	3	7	0
Receive	UKRPI	3.445	Maturity	11/15/2030		2,200	0	(13)	(13)	13	0
Receive	UKRPI	3.510	Maturity	11/15/2030		1,100	0	(20)	(20)	6	0
Pay	UKRPI	3.217	Maturity	11/15/2040		2,100	0	(92)	(92)	0	(13)
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(29)	(29)	0	(10)
Pay	UKRPI	3.273	Maturity	11/15/2040		2,200	0	(39)	(39)	0	(13)
Pay	UKRPI	3.340	Maturity	11/15/2040		1,900	0	28	28	0	(11)
Receive	UKRPI	3.000	Maturity	11/15/2050		900	0	88	88	0	(5)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	85	85	0	(9)
Receive	UKRPI	3.143	Maturity	11/15/2050		800	0	(25)	(25)	0	(5)
							$(17,424)	$(10,377)	$(27,801)	$1,648	$(1,743)
Total Swap Agreements							$(15,949)	$(10,936)	$(26,885)	$1,649	$(1,773)
(m)

Securities with an aggregate market value of $38,966 and cash of $4,554 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $2 for closed future agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		AUD	51,521			$38,042	$0		$(1,679)
		01/2021		CAD	2,145			1,681	0		(4)
		01/2021		JPY	26,418,931			254,030	0		(1,842)
		01/2021			$9,005		EUR	7,331	0		(48)
		03/2021		HKD	496,653			$64,068	0		(8)
BPS		01/2021		AUD	17,623			12,963	0		(624)
		01/2021		CAD	37,900			29,733	0		(43)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

01/2021	GBP	24,593	32,846	0	(786)
01/2021	$2,879	CHF	2,535	0	(16)
01/2021	9,226	EUR	7,540	7	(21)
01/2021	1,292	GBP	957	17	0
02/2021	DKK	77,899	$12,432	0	(362)
03/2021	TWD	862,110	30,789	0	(271)
03/2021	$290	IDR	4,134,728	6	0
03/2021	9,579	SGD	12,927	203	0
BRC	01/2021	5,848	GBP	4,314	51	0
03/2021	JPY	4,500,000	$43,523	0	(94)
CBK	01/2021	2,575,606	24,727	0	(218)
01/2021	SEK	51,465	6,035	0	(221)
01/2021	$1,627	AUD	2,131	16	0
01/2021	9,339	GBP	6,915	118	0
02/2021	DKK	69,298	$11,104	0	(278)
03/2021	HKD	54,920	7,085	0	(1)
03/2021	$4,165	CNH	27,818	92	0
03/2021	45	MXN	1,026	6	0
GLM	01/2021	BRL	69,255	EUR	11,027	138	0
01/2021	105,962	$20,390	0	(9)
01/2021	EUR	10,810	BRL	69,255	127	0
01/2021	NZD	9,080	$6,377	0	(156)
01/2021	$20,848	BRL	105,962	0	(449)
01/2021	28,753	CAD	36,645	36	0
01/2021	558,898	JPY	57,846,328	1,353	0
02/2021	BRL	105,962	$20,836	443	0
02/2021	DKK	75,610	12,129	0	(290)
02/2021	EUR	11,015	BRL	69,255	0	(137)
02/2021	JPY	57,846,328	$559,054	0	(1,366)
02/2021	$1,262	ILS	4,309	80	0
HUS	01/2021	BRL	3,010	$464	0	(115)
01/2021	EUR	80,613	96,588	0	(1,901)
01/2021	GBP	260,746	348,807	0	(7,776)
01/2021	JPY	4,758,178	45,658	0	(426)
01/2021	SEK	581,855	68,393	0	(2,331)
01/2021	$579	BRL	3,010	0	0
01/2021	17,879	EUR	14,727	113	0
01/2021	1,373	GBP	1,036	44	0
01/2021	320	ZAR	4,940	15	0
03/2021	CNY	28,780	$4,339	0	(57)
03/2021	$1,352	SGD	1,786	0	0
JPM	01/2021	AUD	38,945	$28,655	0	(1,371)
01/2021	BRL	102,952	19,162	0	(658)
01/2021	$19,811	BRL	102,952	9	0
MYI	01/2021	CHF	182,623	$201,643	0	(4,662)
01/2021	JPY	5,462,500	52,378	0	(527)
01/2021	NOK	112,076	12,659	0	(412)
02/2021	DKK	12,605	2,030	0	(40)
RBC	03/2021	$1,641	HKD	12,721	0	0
SCX	01/2021	AUD	22,741	$16,752	0	(780)
01/2021	CHF	10,550	11,664	0	(254)
01/2021	EUR	546,281	654,222	0	(13,141)
01/2021	GBP	390	518	0	(16)
01/2021	$2,107	AUD	2,727	0	(4)
02/2021	EUR	364,965	$446,854	692	0
02/2021	ILS	26,410	7,690	0	(534)
03/2021	TWD	34,418	1,244	4	0
SOG	03/2021	$2,716	HKD	21,060	1	0
03/2021	1,361	SGD	1,804	4	0
SSB	01/2021	5,404	JPY	555,800	0	(21)
03/2021	KRW	189,986	$171	0	(4)
03/2021	SGD	2,690	2,006	0	(30)
TOR	01/2021	CAD	57,986	44,759	0	(796)
01/2021	JPY	20,421,513	195,757	0	(2,029)
01/2021	$45,515	CAD	57,986	40	0
01/2021	11,802	JPY	1,234,600	156	0
02/2021	CAD	57,986	$45,519	0	(40)
02/2021	EUR	181,316	221,998	344	0
UAG	01/2021	AUD	76,528	56,266	0	(2,736)
01/2021	$4,676	CHF	4,129	0	(12)
02/2021	DKK	97,453	$15,603	0	(403)
03/2021	TWD	23,124	823	0	(10)
Total Forward Foreign Currency Contracts	$4,115	$(50,009)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	1,027,600	$2,530	$4,397

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	503,500	1,850	11,136
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	1,115,800	4,388	24,072
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	304,300	2,435	24,013
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	310,900	1,824	20,649
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	13,000	4	1,178
Total Purchased Options	$13,031	$85,445
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	4,100	$(7)	$(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	2,100	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	2,500	(4)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	7,000	(6)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	10,200	(16)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,600	(2)	(2)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	900	(7)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	5,800	(16)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	2,600	(3)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	3,800	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	2,000	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,800	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	1,000	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	3,400	(4)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	2,200	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	3,400	(6)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	2,900	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,500	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	7,700	(6)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,700	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	4,100	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	7,700	(8)	(9)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	2,700	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,600	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,600	(4)	(4)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	8,500	(18)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,800	(4)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,600	(4)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	6,700	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	6,700	(12)	(11)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	1,700	(3)	(3)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	2,600	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	2,200	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	1,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	3,500	(6)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	3,800	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	3,800	(4)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	2,100	(3)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	1,700	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,800	(6)	(3)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	2,700	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,900	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,900	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	5,000	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,800	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	5,000	(5)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	2,800	(3)	(2)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,600	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	2,800	(6)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,400	(3)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	3,700	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	3,700	(4)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,600	(5)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	3,900	(5)	(3)
$(255)	$(119)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	25,052	$(558)	$(461)
Call - OTC USD versus MXN	23.100	12/16/2021	25,052	(458)	(582)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	21,969	(224)	(204)
Call - OTC USD versus CNH	7.000	12/16/2021	21,969	(224)	(233)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	18,885	(373)	(313)
Call - OTC USD versus MXN	23.000	12/09/2021	18,885	(373)	(443)
$(2,210)	$(2,236)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	64,000	$(760)	$(1,409)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	137,300	(1,748)	(2,592)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	160,700	(2,435)	(21,359)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	164,100	(1,824)	(18,150)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	161,100	(1,801)	(7,870)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	356,900	(4,386)	(18,614)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	26,000	0	(457)
$(12,954)	$(70,451)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.672	01/07/2021	1,800	$(6)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	2,800	(9)	(3)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	1,900	(7)	(13)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,700	(7)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,500	(6)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	2,100	(3)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,600	(4)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,800	(3)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	2,000	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,800	(11)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	2,100	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	2,100	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	1,800	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,900	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	1,900	(2)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	800	(2)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	4,100	(13)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	2,100	(5)	(9)
$(105)	$(91)
Total Written Options	$(15,524)	$(72,897)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	NDDUEAFE Index	48,660	0.080% (3-Month USD-LIBOR less a specified spread)	Maturity	11/04/2021	$294,649	$0	$41,849	$41,849	$0
CBK	Receive	NDDUEAFE Index	13,299	0.058% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/26/2021	87,895	0	4,082	4,082	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

	Receive	NDDUEAFE Index	29,161	0.089% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/09/2021	197,442	0	4,240	4,240	0
	Receive	NDDUEAFE Index	16,132	0.141% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	99,561	0	11,974	11,974	0
HUS	Receive	NDDUEAFE Index	13,707	0.105% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2021	82,557	0	12,230	12,230	0
MYI	Receive	NDDUEAFE Index	17,684	0.146% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	101,191	0	21,095	21,095	0
	Receive	NDDUEAFE Index	39,479	0.146% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/20/2021	225,905	0	47,094	47,094	0
	Receive	NDDUEAFE Index	40,107	0.109% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/09/2021	271,555	0	5,829	5,829	0
	Receive	NDDUEAFE Index	13,618	0.110% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/11/2021	88,847	0	5,329	5,329	0
	Receive	NDDUEAFE Index	25,546	0.141% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	157,661	0	18,961	18,961	0
UAG	Receive	NDDUEAFE Index	62,423	0.121% (3-Month USD-LIBOR less a specified spread)	Maturity	10/13/2021	371,307	0	60,339	60,339	0
Total Swap Agreements								$0	$233,022	$233,022	$0
(o)

Securities with an aggregate market value of $30,164 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$1,898		$1,898
Corporate Bonds & Notes
Banking & Finance						0	191,091	0		191,091
Industrials						0	61,355	0		61,355
Utilities						0	9,000	0		9,000
Municipal Bonds & Notes
California						0	3,128	0		3,128
Illinois						0	4,337	0		4,337
Pennsylvania						0	136	0		136
Texas						0	1,591	0		1,591
U.S. Government Agencies						0	294,338	0		294,338
U.S. Treasury Obligations						0	1,350,327	0		1,350,327
Non-Agency Mortgage-Backed Securities						0	173,050	0		173,050
Asset-Backed Securities						0	345,025	0		345,025
Sovereign Issues						0	13,091	0		13,091
Preferred Securities
Banking & Finance						0	5,526	0		5,526
Short-Term Instruments
Repurchase Agreements						0	562	0		562
Short-Term Notes						0	7,505	0		7,505
Argentina Treasury Bills						0	370	0		370
Japan Treasury Bills						0	43,590	0		43,590
U.S. Treasury Bills						0	1,387	0		1,387
U.S. Treasury Cash Management Bills						0	542	0		542
						$0	$2,505,951	$1,898		$2,507,849
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$71,101	$0	$0		$71,101

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2020 (Unaudited)

Total Investments	$71,101	$2,505,951	$1,898	$2,578,950
Short Sales, at Value - Liabilities
Sovereign Issues	0	(30,291)	0	(30,291)
U.S. Government Agencies	0	(16,492)	0	(16,492)
	$0	$(46,783)	$0	$(46,783)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	1,649	0	1,652
Over the counter	0	322,582	0	322,582
	$3	$324,231	$0	$324,234
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,347)	(1,773)	0	(3,120)
Over the counter	0	(122,901)	(5)	(122,906)
	$(1,347)	$(124,674)	$(5)	$(126,026)
Total Financial Derivative Instruments	$(1,344)	$199,557	$(5)	$198,208
Totals	$69,757	$2,658,725	$1,893	$2,730,375

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.9% ¤
CORPORATE BONDS & NOTES 10.5%
BANKING & FINANCE 6.4%
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		$300	$321
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		$1,000	1,014
7.125% due 06/15/2025 •(f)(g)	GBP	500	764
8.000% due 06/15/2024 •(f)(g)		$300	335
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)	EUR	400	503
Credit Suisse Group AG
3.750% due 03/26/2025		$484	538
7.250% due 09/12/2025 •(f)(g)		264	297
Deutsche Bank AG
1.463% (US0003M + 1.230%) due 02/27/2023 ~		1,188	1,185
3.547% due 09/18/2031 •		150	163
4.250% due 10/14/2021		1,254	1,286
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,400	1,656
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	286	390
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$600	613
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		200	201
2.848% due 06/04/2031 •		200	215
4.300% due 03/08/2026		220	254
4.950% due 03/31/2030		800	1,002
ING Groep NV 5.750% due 11/16/2026 •(f)(g)		300	326
Lloyds Banking Group PLC
4.550% due 08/16/2028		2,800	3,379
7.500% due 09/27/2025 •(f)(g)		500	576
Nationwide Building Society 4.363% due 08/01/2024 •		374	407
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,833
4.519% due 06/25/2024 •		1,100	1,202
4.892% due 05/18/2029 •		396	476
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	302
2.600% due 09/28/2022		300	308
2.650% due 07/13/2022		800	819
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		440	490
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		600	603
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (f)	EUR	113	184
UBS AG
4.750% due 02/12/2026 •(g)		500	615
5.125% due 05/15/2024 (g)		$462	510
7.625% due 08/17/2022 (g)		363	402
Wells Fargo & Co. 2.393% due 06/02/2028 •		5,800	6,178
Weyerhaeuser Co. 4.000% due 04/15/2030		900	1,066
			30,413
INDUSTRIALS 1.8%
AEP Transmission Co. LLC 3.650% due 04/01/2050		1,200	1,459
Aker BP ASA 2.875% due 01/15/2026		150	153
Baidu, Inc. 3.425% due 04/07/2030		1,000	1,108
BAT Capital Corp. 3.222% due 08/15/2024		100	108
BAT International Finance PLC 3.950% due 06/15/2025		30	34

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Boeing Co. 2.750% due 02/01/2026		200	210
Charter Communications Operating LLC 4.908% due 07/23/2025		132	153
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		200	223
CSN Resources S.A. 7.625% due 02/13/2023		250	260
CVS Health Corp. 3.625% due 04/01/2027		1,400	1,595
Equinor ASA 3.125% due 04/06/2030		1,400	1,589
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	222
Kraft Heinz Foods Co.
5.000% due 07/15/2035		22	27
5.200% due 07/15/2045		22	26
MPLX LP 2.650% due 08/15/2030		300	315
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		500	553
4.810% due 09/17/2030		200	226
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,920	13
			8,274
UTILITIES 2.3%
AT&T, Inc. 2.250% due 02/01/2032		$500	508
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050		700	909
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050		1,700	2,074
Exelon Corp. 4.050% due 04/15/2030		2,100	2,487
Idaho Power Co. 4.200% due 03/01/2048		1,000	1,297
Pacific Gas & Electric Co. 4.550% due 07/01/2030		200	228
Petrobras Global Finance BV 5.093% due 01/15/2030		446	499
Sprint Corp. 7.875% due 09/15/2023		600	695
Vodafone Group PLC 2.500% due 05/24/2039	EUR	500	745
Xcel Energy, Inc. 3.400% due 06/01/2030		$1,100	1,266
			10,708
Total Corporate Bonds & Notes (Cost $44,300)			49,395
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		20	37
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040		350	550
			587
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		20	29
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		21	23
			52
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	30
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043		20	30
Total Municipal Bonds & Notes (Cost $454)			699
U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.375% due 08/25/2025		7,000	7,000

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

0.498% due 07/25/2037 •	1	1
0.528% due 07/25/2037 •	2	2
0.548% due 09/25/2035 •	5	5
0.558% due 09/25/2035 •	8	8
0.868% due 06/25/2037 •	14	15
2.310% due 08/01/2022	21	22
4.000% due 04/25/2042	493	576
Freddie Mac
0.729% due 06/15/2041 •	68	69
0.859% due 08/15/2037 •	12	12
0.869% due 10/15/2037 •	2	2
0.879% due 05/15/2037 •	7	8
0.879% due 09/15/2037 •	7	7
4.000% due 07/15/2042	427	512
5.000% due 03/01/2038	181	211
5.500% due 07/01/2028 - 07/01/2038	40	44
Ginnie Mae
0.570% due 11/20/2062 •	396	394
3.500% due 01/15/2042 - 06/15/2045	434	464
5.000% due 08/15/2038 - 05/15/2039	55	63
6.000% due 08/15/2037	16	19
Ginnie Mae, TBA 5.000% due 01/01/2051	4,900	5,350
Small Business Administration
4.430% due 05/01/2029	11	12
5.290% due 12/01/2027	2	2
6.220% due 12/01/2028	2	2
Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 10/01/2048	6,279	6,656
3.500% due 05/01/2048	96	102
4.000% due 07/01/2025 - 09/01/2025	29	31
4.500% due 06/01/2023 - 10/01/2041	267	297
5.500% due 02/01/2022 - 09/01/2041	431	498
5.500% due 04/01/2036 - 07/01/2041	210	247
6.000% due 07/01/2036 - 05/01/2041	124	145
6.000% due 10/01/2040	60	71
6.500% due 10/01/2035	8	9
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	13,605	14,084
2.500% due 03/01/2051	19,875	20,883
4.500% due 01/01/2051	5,300	5,744
Total U.S. Government Agencies (Cost $62,704)		63,567
U.S. TREASURY OBLIGATIONS 28.0%
U.S. Treasury Bonds
3.000% due 08/15/2048	154	202
3.000% due 02/15/2049	6,800	8,954
4.375% due 05/15/2040	1,606	2,435
4.625% due 02/15/2040	1,807	2,814
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	9,282	9,448
0.125% due 04/15/2022	1,178	1,203
0.125% due 01/15/2023	670	696
0.125% due 07/15/2030	134	150
0.250% due 02/15/2050	1,924	2,297
0.375% due 07/15/2023	2,929	3,103
0.625% due 07/15/2021	1,848	1,873
0.625% due 02/15/2043	113	141
0.750% due 07/15/2028	25	29
0.750% due 02/15/2045	442	571
1.000% due 02/15/2048	6,371	8,880
1.000% due 02/15/2049	716	1,009
1.375% due 02/15/2044	782	1,127
1.750% due 01/15/2028	37	46
3.625% due 04/15/2028	71	97
U.S. Treasury Notes
1.375% due 09/30/2023	11,340	11,722
1.625% due 02/15/2026	100	106
1.750% due 12/31/2024	2,100	2,225
1.875% due 07/31/2022 (j)	8,352	8,583
2.000% due 07/31/2022	2,970	3,058
2.000% due 04/30/2024	300	318
2.000% due 11/15/2026	7,329	7,977
2.125% due 05/15/2025	1,711	1,847
2.250% due 08/15/2027 (j)	6,800	7,539
2.375% due 08/15/2024	3,862	4,163
2.375% due 05/15/2029	7,000	7,908
2.625% due 12/31/2025	200	223
2.625% due 02/15/2029	23,656	27,146
2.875% due 09/30/2023	1,360	1,461
2.875% due 11/30/2023	1,180	1,273
3.000% due 09/30/2025	600	675
3.000% due 10/31/2025	600	676

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total U.S. Treasury Obligations (Cost $118,725)		131,975
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Assets Trust 0.338% due 10/25/2046 •	2,765	1,776
BCAP LLC Trust 3.505% due 03/27/2037 ~	212	181
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	9	9
0.468% due 06/25/2046 ^•	364	323
0.488% due 04/25/2037 •	295	270
3.257% due 11/25/2035 ^~	1,748	1,659
ChaseFlex Trust 0.448% due 07/25/2037 •	1,311	1,176
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 07/25/2036 •	163	155
CIM Trust 3.015% due 06/25/2057 ~	1,706	1,710
Citigroup Mortgage Loan Trust 3.913% due 06/25/2036 ^~	29	28
Countrywide Alternative Loan Trust
0.308% due 02/25/2047 •	12	11
0.328% due 05/25/2047 •	72	68
0.388% due 08/25/2047 •	1,425	1,319
0.498% due 05/25/2037 ^•	689	221
1.609% due 02/25/2036 •	8	7
2.030% due 03/25/2047 ^•	2,373	2,224
6.000% due 12/25/2034	833	837
Countrywide Home Loan Mortgage Pass-Through Trust
2.749% due 11/25/2034 ~	3	3
2.806% due 02/20/2035 ~	1	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.298% due 03/25/2037 ^•	414	402
First Horizon Mortgage Pass-Through Trust 3.140% due 11/25/2037 ^~	189	181
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~	1	1
3.245% due 09/25/2035 ~	15	15
6.000% due 03/25/2037 ^	2	2
6.250% due 10/25/2036 ^	130	130
IndyMac Mortgage Loan Trust
0.348% due 11/25/2046 •	856	791
0.418% due 10/25/2036 •	194	113
JPMorgan Mortgage Trust
3.017% due 08/25/2034 ~	11	11
3.468% due 07/25/2035 ~	236	235
Merrill Lynch Mortgage Investors Trust 3.257% due 09/25/2035 ^~	25	23
Morgan Stanley Mortgage Loan Trust 0.428% due 01/25/2036 •	371	258
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	2	2
Residential Accredit Loans, Inc. Trust
0.318% due 01/25/2037 •	383	348
0.333% due 08/25/2036 •	108	99
1.969% due 09/25/2045 •	10	10
6.000% due 03/25/2037 ^	1,141	1,103
Structured Adjustable Rate Mortgage Loan Trust 0.448% due 02/25/2037 •	214	207
Structured Asset Mortgage Investments Trust 0.408% due 03/25/2037 •	4	2
Wachovia Mortgage Loan Trust LLC 2.502% due 10/20/2035 ~	81	61
WaMu Mortgage Pass-Through Certificates Trust
1.529% due 09/25/2046 ^•	1,107	1,067
1.609% due 02/25/2046 •	21	21
1.809% due 11/25/2042 •	12	11
2.950% due 01/25/2037 ^~	70	62
3.095% due 08/25/2046 ^~	476	457
Total Non-Agency Mortgage-Backed Securities (Cost $15,878)		17,590
ASSET-BACKED SECURITIES 9.6%
ACE Securities Corp. Home Equity Loan Trust
0.288% due 07/25/2036 •	417	343
4.648% due 08/25/2040 ^•	691	635
Argent Securities Trust
0.298% due 07/25/2036 •	692	613
0.468% due 05/25/2036 •	3,191	1,222
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.228% due 01/25/2034 •	478	477
Asset-Backed Securities Corp. Home Equity Loan Trust 1.108% due 07/25/2035 •	67	67
Bear Stearns Asset-Backed Securities Trust 0.308% due 08/25/2036 •	180	230

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		445	448
Citigroup Mortgage Loan Trust 0.468% due 09/25/2036 •		1,219	1,063
Citigroup Mortgage Loan Trust, Inc. 1.018% due 07/25/2035 •		89	89
Countrywide Asset-Backed Certificates
0.308% due 12/25/2035 ^•		385	383
0.348% due 09/25/2047 ^•		488	461
0.438% due 01/25/2037 •		4,180	3,588
0.628% due 03/25/2036 •		107	101
0.808% due 04/25/2036 •		848	848
1.183% due 12/25/2035 •		770	759
1.213% due 07/25/2035 •		616	605
4.517% due 10/25/2046 ^~		315	314
Countrywide Asset-Backed Certificates Trust 0.628% due 05/25/2036 •		1,540	1,507
Ellington Loan Acquisition Trust 1.198% due 05/25/2037 •		546	548
First Franklin Mortgage Loan Trust 0.883% due 09/25/2035 •		8	9
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		266	269
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	1,300	1,593
GSAMP Trust
0.218% due 12/25/2036 •		$5	3
0.378% due 01/25/2037 •		902	775
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		27	27
HSI Asset Securitization Corp. Trust 0.288% due 01/25/2037 •		428	367
MASTR Asset-Backed Securities Trust 0.198% due 01/25/2037 •		6	2
Merrill Lynch Mortgage Investors Trust
0.298% due 08/25/2037 •		1,334	867
0.408% due 02/25/2037 •		2,214	949
Monarch Grove CLO 1.095% due 01/25/2028 •		979	972
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 01/25/2037 •		2,458	1,496
0.363% due 03/25/2037 •		1,746	910
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		42	42
Mountain View CLO Ltd. 1.320% due 10/16/2029 •		800	796
Nassau Ltd. 1.387% due 10/15/2029 •		600	596
NovaStar Mortgage Funding Trust 0.398% due 09/25/2036 •		1,311	800
Option One Mortgage Loan Trust
0.368% due 04/25/2037 •		949	753
0.368% due 05/25/2037 •		551	404
0.508% due 01/25/2036 •		814	744
0.928% due 02/25/2035 •		1,415	1,397
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		212	114
Residential Asset Securities Corp. Trust 0.868% due 01/25/2036 •		2,200	2,089
Securitized Asset-Backed Receivables LLC Trust 0.388% due 07/25/2036 •		367	218
SG Mortgage Securities Trust 0.508% due 02/25/2036 •		1,890	1,359
Soundview Home Loan Trust
0.228% due 06/25/2037 •		3	2
0.258% due 02/25/2037 •		1,637	610
0.298% due 03/25/2037 •		185	178
0.358% due 06/25/2037 •		653	527
Structured Asset Securities Corp. Mortgage Loan Trust
0.358% due 02/25/2037 •		617	589
0.378% due 05/25/2047 •		983	961
Symphony CLO Ltd. 1.117% due 04/15/2028 •		438	437
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		5,257	5,557
Venture CLO Ltd. 1.254% due 08/28/2029 •		1,300	1,296
WaMu Asset-Backed Certificates WaMu Trust 0.508% due 04/25/2037 •		4,847	2,569

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 0.898% due 12/25/2035 •		701	683
Total Asset-Backed Securities (Cost $42,188)			45,261
SOVEREIGN ISSUES 3.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ		256	105
0.125% due 07/09/2035 þ		469	173
0.125% due 07/09/2041 þ		1,629	620
1.000% due 07/09/2029		54	24
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	996	7
Brazil Government International Bond 4.750% due 01/14/2050		$582	624
Israel Government International Bond 4.125% due 01/17/2048		200	258
Japan Government International Bond 0.100% due 03/10/2028 (e)	JPY	1,348,389	13,098
Saudi Government International Bond
4.000% due 04/17/2025		$374	418
5.000% due 04/17/2049		200	263
Total Sovereign Issues (Cost $15,064)			15,590
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		2,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(f)(g)		100,000	125
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(f)		225,000	224
Total Preferred Securities (Cost $336)			349
SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (h) 0.1%			505
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$1,300	1,301
ARGENTINA TREASURY BILLS 0.0%
34.251% due 01/29/2021 (c)(d)	ARS	3,586	25
JAPAN TREASURY BILLS 2.0%
(0.105)% due 03/29/2021 (c)(d)	JPY	950,000	9,203
U.S. TREASURY BILLS 1.6%
0.112% due 04/01/2021 (c)(d)(j)(l)		$7,600	7,599
U.S. TREASURY CASH MANAGEMENT BILLS 2.1%
0.106% due 02/18/2021 (a)(c)(d)		9,700	9,699

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $28,310)		28,332
Total Investments in Securities (Cost $327,959)		352,758
	SHARES
INVESTMENTS IN AFFILIATES 35.6%
SHORT-TERM INSTRUMENTS 35.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.6%
PIMCO Short-Term Floating NAV Portfolio III	16,991,392	167,552
Total Short-Term Instruments (Cost $167,494)		167,552
Total Investments in Affiliates (Cost $167,494)		167,552
Total Investments 110.5% (Cost $495,453)		$520,310
Financial Derivative Instruments (i)(k) 13.1%(Cost or Premiums, net $(2,777))		61,591
Other Assets and Liabilities, net (23.6)%		(110,851)
Net Assets 100.0%		$471,050

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$505	U.S. Treasury Bills 0.000% due 12/30/2021	$(515)	$505	$505
Total Repurchase Agreements	$(515)	$505	$505
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2051	$3,900	$(4,316)	$(4,317)
Sovereign Issues (0.9)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,900	(4,117)	(4,219)
Total Short Sales (1.8)%	$(8,433)	$(8,536)
(1)	Payable for short sales includes $15 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	9	$1,953	$1	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2021	41	5,173	10	2	0
$11	$2	$(1)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2021	170	$(37,566)	$(38)	$0	$(4)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

U.S. Treasury 10-Year Note March Futures				03/2021	511		(70,558)	(79)		0	(56)
U.S. Treasury 30-Year Bond March Futures				03/2021	228		(39,487)	326		0	(78)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2021	108		(23,065)	419		0	(81)
United Kingdom Long Gilt March Futures				03/2021	3		(556)	(6)		0	(1)
								$622		$0	$(220)
Total Futures Contracts								$633		$2	$(221)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%		Quarterly	12/20/2025		$600	$(47)	$(10)	$(57)	$0	$(1)
CDX.IG-34 5-Year Index	(1.000)		Quarterly	06/20/2025		24,300	(335)	(72)	(407)	0	(16)
							$(382)	$(82)	$(464)	$0	$(17)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Crossover 34 5-Year Index	5.000%		Quarterly	12/20/2025	EUR	2,200	$319	$5	$324	$0	$(3)
iTraxx Europe Main 34 5-Year Index	1.000		Quarterly	12/20/2025		4,600	128	21	149	1	0
							$447	$26	$473	$1	$(3)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	5,800	$0	$6	$6	$1	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		11,600	0	11	11	2	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		42,700	253	1,084	1,337	21	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,150	270	576	846	32	0
Pay(6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	7,800	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		7,800	0	2	2	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		7,800	0	5	5	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,500	0	15	15	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$34,200	(351)	(31)	(382)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		26,600	9	(1,261)	(1,252)	0	(11)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		24,700	4	(2,852)	(2,848)	0	(19)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		136,900	(5,826)	424	(5,402)	0	(69)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		1,700	(4)	(155)	(159)	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		2,700	80	(3)	77	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		71,900	2,069	956	3,025	52	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		21,400	(1,597)	(1,154)	(2,751)	0	(27)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		56,500	2,864	(945)	1,919	74	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,100	107	(82)	25	4	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,310,000	(381)	10	(371)	1	0
Receive	CPURNSA	1.667	Maturity	06/19/2024		$2,200	0	25	25	2	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	7,300	57	(114)	(57)	6	0
Pay	UKRPI	3.595	Maturity	11/15/2028		5,500	92	436	528	0	(20)
Pay	UKRPI	3.480	Maturity	01/15/2030		8,600	73	327	400	0	(44)
Pay	UKRPI	3.415	Maturity	02/15/2030		1,600	0	47	47	0	(8)
Pay	UKRPI	3.475	Maturity	08/15/2030		6,300	(77)	174	97	0	(37)
Receive	UKRPI	3.397	Maturity	11/15/2030		200	0	1	1	1	0
Receive	UKRPI	3.445	Maturity	11/15/2030		400	0	(2)	(2)	2	0
Receive	UKRPI	3.510	Maturity	11/15/2030		200	0	(4)	(4)	1	0
Pay	UKRPI	3.217	Maturity	11/15/2040		400	0	(18)	(18)	0	(2)
Pay	UKRPI	3.272	Maturity	11/15/2040		300	0	(5)	(5)	0	(2)
Pay	UKRPI	3.273	Maturity	11/15/2040		400	0	(7)	(7)	0	(2)
Pay	UKRPI	3.340	Maturity	11/15/2040		300	0	4	4	0	(2)
Receive	UKRPI	3.000	Maturity	11/15/2050		200	0	20	20	0	(1)
Receive	UKRPI	3.051	Maturity	11/15/2050		300	0	16	16	0	(2)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Receive	UKRPI	3.143	Maturity	11/15/2050	100	0	(3)	(3)	0	(1)
$(2,358)	$(2,496)	$(4,854)	$201	$(249)
Total Swap Agreements	$(2,293)	$(2,552)	$(4,845)	$202	$(269)
(j)

Securities with an aggregate market value of $3,611 and cash of $2472 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $1 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of $the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	JPY	694,452	$6,677	$0	$(48)
02/2021	AUD	158	116	0	(6)
02/2021	$347	EUR	286	3	0
BPS	01/2021	CAD	5,280	$4,142	0	(6)
01/2021	GBP	986	1,317	0	(31)
03/2021	TWD	151,518	5,411	0	(48)
03/2021	$5,852	SGD	7,892	120	0
BRC	01/2021	BRL	9,064	$1,708	0	(37)
01/2021	$1,744	BRL	9,064	1	0
CBK	01/2021	BRL	10,464	$2,014	0	(1)
01/2021	JPY	67,703	650	0	(6)
01/2021	$2,068	BRL	10,464	0	(53)
01/2021	16	ZAR	255	1	0
02/2021	BRL	10,464	$2,067	53	0
02/2021	EUR	2,253	2,675	0	(81)
03/2021	$1,313	CNH	8,772	29	0
03/2021	2	MXN	34	0	0
GLM	01/2021	BRL	6,073	EUR	967	12	0
01/2021	CAD	1,683	$1,316	0	(6)
01/2021	EUR	948	BRL	6,073	11	0
01/2021	$4,156	CAD	5,297	5	0
01/2021	13,759	JPY	1,424,032	33	0
02/2021	EUR	966	BRL	6,073	0	(12)
02/2021	JPY	1,424,032	$13,763	0	(34)
HUS	01/2021	BRL	1,400	216	0	(54)
01/2021	GBP	160	212	0	(7)
01/2021	JPY	125,074	1,200	0	(11)
01/2021	$269	BRL	1,400	0	0
01/2021	516	GBP	381	5	0
01/2021	22	ZAR	339	2	0
03/2021	CNY	8,973	$1,353	0	(18)
JPM	01/2021	CAD	750	587	0	(2)
03/2021	TWD	36,636	1,321	1	0
SCX	01/2021	CHF	170	188	0	(4)
01/2021	GBP	95	126	0	(4)
03/2021	JPY	950,000	9,190	0	(20)
TOR	01/2021	CAD	9,760	7,533	0	(134)
01/2021	JPY	536,803	5,146	0	(53)
01/2021	$7,661	CAD	9,760	7	0
02/2021	CAD	9,760	$7,661	0	(7)
03/2021	$869	SGD	1,162	11	0
Total Forward Foreign Currency Contracts	$294	$(683)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.335%	07/19/2021	$31,100	$280	$966
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350	11/01/2021	129,000	313	552
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	54,100	199	1,196
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	118,800	467	2,563
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	30,500	244	2,407
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	31,200	183	2,072
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	2,000	1	181
Total Purchased Options	$1,687	$9,937
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	$700	$(1)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	300	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	400	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	1,200	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	1,800	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	300	0	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	100	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	900	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	400	(1)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	700	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	700	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	200	1	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	400	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	500	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	1,300	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	500	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	700	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	1,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	500	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	400	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	400	(1)	(1)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	1,300	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	500	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,300	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	400	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	300	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	600	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	700	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	700	(1)	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	300	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	800	(1)	(1)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	500	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	200	0	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	200	1	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	500	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	500	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	800	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	500	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	500	(1)	0
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	400	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	300	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	600	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	600	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	700	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	800	(1)	(1)
$(45)	$(21)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	5,291	$(118)	$(97)
Call - OTC USD versus MXN	23.100	12/16/2021	5,291	(96)	(123)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	4,640	(47)	(43)
Call - OTC USD versus CNH	7.000	12/16/2021	4,640	(47)	(49)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	3,988	(79)	(66)
Call - OTC USD versus MXN	23.000	12/09/2021	3,988	(79)	(94)
$(466)	$(472)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	8,300	$(101)	$(183)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	17,200	(218)	(325)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	10,800	(236)	(527)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	16,100	(244)	(2,140)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	16,500	(183)	(1,825)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	17,300	(194)	(845)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	38,000	(467)	(1,982)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	4,000	0	(70)
$(1,643)	$(7,897)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	$200	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	600	(2)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	400	(1)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	300	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	200	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	400	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	300	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	400	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	300	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	400	(1)	(1)
$(17)	$(13)
Total Written Options	$(2,171)	$(8,403)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	NDDUEAFE Index	3,912	(0.081)% (3-Month USD-LIBOR less a specified spread)	Quarterly	03/11/2021	$26,487	$0	$571	$571	$0
FBF	Receive	NDDUEAFE Index	10,092	0.015% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/20/2021	60,784	0	9,015	9,015	0
	Receive	NDDUEAFE Index	5,736	0.111% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/11/2021	38,798	0	872	872	0
	Receive	NDDUEAFE Index	3,639	0.160% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/11/2021	24,597	0	570	570	0
MEI	Receive	NDDUEAFE Index	1,417	0.070% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/12/2021	9,245	0	555	555	0
	Receive	NDDUEAFE Index	16,781	0.115% (3-Month USD-LIBOR less a specified spread)	Maturity	06/23/2021	91,034	0	24,926	24,926	0
MYI	Receive	NDDUEAFE Index	3,171	0.110% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/11/2021	20,688	0	1,241	1,241	0
UAG	Receive	NDDUEAFE Index	13,655	0.095% (3-Month USD-LIBOR less a specified spread)	Maturity	06/23/2021	72,838	0	21,524	21,524	0
	Receive	NDDUEAFE Index	9,979	(0.091)% (3-Month USD-LIBOR less a specified spread)	Quarterly	09/15/2021	67,566	0	1,457	1,457	0
Total Swap Agreements								$0	$60,731	$60,731	$0
(l)

Securities with an aggregate market value of $930 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)						Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$30,413	$0		$30,413
Industrials						0	8,274	0		8,274
Utilities						0	10,708	0		10,708
Municipal Bonds & Notes
California						0	587	0		587
Illinois						0	52	0		52
Nebraska						0	30	0		30
Tennessee						0	30	0		30
U.S. Government Agencies						0	63,567	0		63,567
U.S. Treasury Obligations						0	131,975	0		131,975
Non-Agency Mortgage-Backed Securities						0	17,590	0		17,590
Asset-Backed Securities						0	45,261	0		45,261
Sovereign Issues						0	15,590	0		15,590
Preferred Securities
Banking & Finance						0	349	0		349
Short-Term Instruments
Repurchase Agreements						0	505	0		505
Short-Term Notes						0	1,301	0		1,301
Argentina Treasury Bills						0	25	0		25
Japan Treasury Bills						0	9,203	0		9,203

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2020 (Unaudited)

U.S. Treasury Bills	0	7,599	0	7,599
U.S. Treasury Cash Management Bills	0	9,699	0	9,699
	$0	$352,758	$0	$352,758
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$167,552	$0	$0	$167,552
Total Investments	$167,552	$352,758	$0	$520,310
Short Sales, at Value - Liabilities
Sovereign Issues	0	(4,219)	0	(4,219)
U.S. Government Agencies	0	(4,317)	0	(4,317)
	$0	$(8,536)	$0	$(8,536)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	202	0	204
Over the counter	0	70,962	0	70,962
	$2	$71,164	$0	$71,166
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(221)	(269)	0	(490)
Over the counter	0	(9,085)	(1)	(9,086)
	$(221)	$(9,354)	$(1)	$(9,576)
Total Financial Derivative Instruments	$(219)	$61,810	$(1)	$61,590
Totals	$167,333	$406,032	$(1)	$573,364

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	December 31, 2020 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Alliant Holdings Intermediate LLC 3.397% due 05/09/2025		$296	$291
Altice France S.A. 4.237% due 08/14/2026		392	391
Avolon TLB Borrower (U.S.) LLC 3.250% due 12/01/2027		800	802
Caesars Resort Collection LLC 2.897% due 12/23/2024		1,164	1,144
Diamond Resorts Corp. 4.750% due 09/02/2023		588	559
Refinitiv U.S. Holdings, Inc. 3.250% due 10/01/2025	EUR	1,584	1,934
Verifone Systems, Inc. 4.224% due 08/20/2025		$294	285
Zayo Group Holdings, Inc. 3.147% due 03/09/2027		356	355
Total Loan Participations and Assignments (Cost $5,619)			5,761
CORPORATE BONDS & NOTES 53.8%
BANKING & FINANCE 18.2%
AIA Group Ltd.
3.200% due 09/16/2040		900	945
3.375% due 04/07/2030		300	337
AIB Group PLC 4.263% due 04/10/2025 •		500	547
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033		1,000	1,000
American International Group, Inc. 4.375% due 06/30/2050		1,100	1,440
American Tower Corp.
2.750% due 01/15/2027		200	217
3.100% due 06/15/2050		500	515
3.125% due 01/15/2027		1,800	1,988
Aon Corp. 2.800% due 05/15/2030		1,000	1,092
Athene Global Funding 2.500% due 01/14/2025		300	314
Aviation Capital Group LLC
4.875% due 10/01/2025		300	324
5.500% due 12/15/2024		600	665
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		400	428
5.500% due 01/15/2023		58	62
5.500% due 01/15/2026		1,300	1,474
Banca Monte dei Paschi di Siena SpA 3.625% due 09/24/2024	EUR	1,200	1,550
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(d)(e)		400	500
Banco Bradesco S.A. 3.200% due 01/27/2025		$600	629
Banco BTG Pactual S.A. 4.500% due 01/10/2025		600	642
Banco Santander Chile 2.700% due 01/10/2025		700	742
Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,717
1.015% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,109
2.831% due 10/24/2051 •		900	939
4.100% due 07/24/2023		300	328
Barclays Bank PLC
7.625% due 11/21/2022 (e)		610	679
10.179% due 06/12/2021		740	770
Barclays PLC
6.125% due 12/15/2025 •(d)(e)		1,700	1,836
7.125% due 06/15/2025 •(d)(e)	GBP	200	306
7.875% due 03/15/2022 •(d)(e)		$600	631
7.875% due 09/15/2022 •(d)(e)	GBP	700	1,021
Berkshire Hathaway Finance Corp. 4.200% due 08/15/2048		$100	132

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		700	716
3.500% due 09/10/2049		600	695
BNP Paribas S.A.
4.500% due 02/25/2030 •(d)		300	303
6.750% due 03/14/2022 •(d)(e)		200	209
7.625% due 03/30/2021 •(d)(e)		800	811
BOC Aviation Ltd. 3.500% due 10/10/2024		1,200	1,275
Boston Properties LP 3.250% due 01/30/2031		400	442
BPCE S.A.
4.500% due 03/15/2025		900	1,018
4.625% due 07/11/2024		1,200	1,343
Brixmor Operating Partnership LP
1.264% (US0003M + 1.050%) due 02/01/2022 ~		300	300
4.125% due 05/15/2029		200	230
Brookfield Finance LLC 3.450% due 04/15/2050		800	850
Carlyle Finance LLC 5.650% due 09/15/2048		100	130
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,422
CIT Group, Inc. 4.750% due 02/16/2024		400	438
Citigroup, Inc. 8.125% due 07/15/2039		780	1,394
CNA Financial Corp. 3.900% due 05/01/2029		400	476
Commonwealth Bank of Australia 3.743% due 09/12/2039 (e)		1,300	1,530
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(d)(e)	EUR	1,200	1,509
Credit Suisse Group AG
2.997% due 12/14/2023 •		$2,100	2,197
3.800% due 06/09/2023		1,400	1,509
6.250% due 12/18/2024 •(d)(e)		1,000	1,097
7.125% due 07/29/2022 •(d)(e)		400	423
Crown Castle International Corp.
3.250% due 01/15/2051		600	633
4.000% due 03/01/2027		200	230
4.000% due 11/15/2049		800	947
CVS Pass-Through Trust 4.704% due 01/10/2036		2,758	3,133
CyrusOne LP 3.450% due 11/15/2029		500	539
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	4,326
Danske Bank A/S 3.244% due 12/20/2025 •		300	321
Deutsche Bank AG
2.129% due 11/24/2026 •(f)		1,100	1,126
2.625% due 12/16/2024	GBP	800	1,154
3.547% due 09/18/2031 •		$725	788
4.250% due 10/14/2021		3,000	3,077
Discover Bank 4.650% due 09/13/2028		1,000	1,197
Duke Realty LP 3.375% due 12/15/2027		300	338
Equinix, Inc.
3.000% due 07/15/2050		200	203
3.200% due 11/18/2029		400	442
ESH Hospitality, Inc. 4.625% due 10/01/2027		100	103
Essex Portfolio LP 2.650% due 09/01/2050		2,600	2,501
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		600	672
Fidelity National Financial, Inc. 5.500% due 09/01/2022		2,800	3,018
FMR LLC 4.950% due 02/01/2033		2,000	2,693
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,200	1,463
2.748% due 06/14/2024	GBP	600	822
3.087% due 01/09/2023		$1,000	1,019
3.375% due 11/13/2025		800	820
3.550% due 10/07/2022		700	715
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		2,500	2,622
GE Capital Funding LLC
3.450% due 05/15/2025		900	994
4.400% due 05/15/2030		5,500	6,485
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		400	478

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,400	1,535
3.691% due 06/05/2028 •		1,600	1,845
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		900	921
Healthcare Trust of America Holdings LP 3.500% due 08/01/2026		1,300	1,474
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	1,075
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	1,345
2.633% due 11/07/2025 •		300	319
2.848% due 06/04/2031 •		1,600	1,721
3.803% due 03/11/2025 •		700	765
4.041% due 03/13/2028 •		300	343
4.600% due 12/17/2030 •(d)(e)		1,700	1,734
6.375% due 09/17/2024 •(d)(e)		900	973
6.500% due 03/23/2028 •(d)(e)		700	787
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		300	320
ING Groep NV 3.550% due 04/09/2024		1,200	1,312
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	3,294
3.000% due 06/15/2050		800	851
3.000% due 09/15/2060		500	525
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(d)(e)	EUR	800	982
Itau Unibanco Holding S.A. 2.900% due 01/24/2023		$300	308
Kimco Realty Corp. 2.800% due 10/01/2026		1,600	1,745
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,700	1,892
3.625% due 02/25/2050		400	446
Lexington Realty Trust 2.700% due 09/15/2030		500	521
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	991
2.907% due 11/07/2023 •		$500	523
3.500% due 04/01/2026 •	EUR	600	834
4.344% due 01/09/2048		$700	859
4.947% due 06/27/2025 •(d)(e)	EUR	300	395
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		$1,300	1,332
Mid-America Apartments LP 3.750% due 06/15/2024		1,500	1,635
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	628
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,458
2.226% due 05/25/2026 •		400	421
Morgan Stanley
1.146% (US0003M + 0.930%) due 07/22/2022 ~		500	502
3.591% due 07/22/2028 •		1,700	1,942
7.500% due 04/02/2032 þ(f)		8,600	7,408
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	500	742
Nasdaq, Inc.
0.875% due 02/13/2030	EUR	200	255
2.500% due 12/21/2040		$1,300	1,289
National Retail Properties, Inc. 3.500% due 10/15/2027		900	994
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		300	319
Nationwide Building Society 4.000% due 09/14/2026		1,600	1,788
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	669
Natwest Group PLC
5.076% due 01/27/2030 •		1,200	1,476
8.625% due 08/15/2021 •(d)(e)		3,300	3,432
Navient Corp. 7.250% due 01/25/2022		200	209
Nissan Motor Acceptance Corp.
1.114% (US0003M + 0.890%) due 01/13/2022 ~		800	798
2.600% due 09/28/2022		700	719
Nomura Holdings, Inc.
2.679% due 07/16/2030		900	954
3.103% due 01/16/2030		500	547
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		400	419
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		1,600	1,684
Pacific LifeCorp 3.350% due 09/15/2050		2,300	2,563

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		200	218
Physicians Realty LP 3.950% due 01/15/2028		400	434
Pine Street Trust 4.572% due 02/15/2029		1,000	1,187
Protective Life Corp. 3.400% due 01/15/2030		600	649
Prudential Financial, Inc. 3.700% due 03/13/2051		800	971
Quicken Loans LLC 5.250% due 01/15/2028		300	321
Regency Centers LP 3.700% due 06/15/2030		500	567
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,403
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,422
4.750% due 09/15/2025		500	564
7.375% due 06/24/2022 •(d)(e)	GBP	400	573
Santander UK PLC 2.875% due 06/18/2024		$400	429
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		200	211
Service Properties Trust 4.950% due 10/01/2029		100	100
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		400	412
5.950% due 10/24/2022		200	205
Societe Generale S.A.
5.375% due 11/18/2030 •(d)(e)		700	744
7.375% due 09/13/2021 •(d)(e)		1,000	1,026
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,696
Standard Chartered PLC
2.819% due 01/30/2026 •		500	530
3.265% due 02/18/2036 •		1,800	1,885
Stifel Financial Corp. 4.000% due 05/15/2030		500	572
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		700	735
SURA Asset Management S.A. 4.375% due 04/11/2027		1,300	1,470
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,492
TP ICAP PLC 5.250% due 01/26/2024	GBP	500	750
UBS Group AG 1.171% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,121
UniCredit SpA
6.750% due 09/10/2021 •(d)	EUR	600	748
9.250% due 06/03/2022 •(d)(e)		500	672
Unum Group 4.500% due 03/15/2025		$500	567
Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,163
2.572% due 02/11/2031 •		1,600	1,694
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	1,068
6.600% due 01/15/2038		400	612
Weyerhaeuser Co.
4.000% due 11/15/2029		700	827
7.375% due 03/15/2032		1,200	1,801
			184,712
INDUSTRIALS 27.2%
AbbVie, Inc. 4.400% due 11/06/2042		3,100	3,893
Aetna, Inc. 6.750% due 12/15/2037		1,200	1,828
Agilent Technologies, Inc. 2.100% due 06/04/2030		400	416
Air Canada Pass-Through Trust 5.250% due 10/01/2030		1,400	1,501
Aker BP ASA 3.000% due 01/15/2025		300	315
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		1,400	1,546
Alcon Finance Corp.
2.600% due 05/27/2030		400	427
3.800% due 09/23/2049		500	590
Alibaba Group Holding Ltd. 3.400% due 12/06/2027		3,600	4,031
Allegion PLC 3.500% due 10/01/2029		600	667

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Altice Financing S.A. 2.250% due 01/15/2025	EUR	400	473
Altria Group, Inc. 4.800% due 02/14/2029		$1,400	1,680
American Airlines Pass-Through Trust
3.350% due 04/15/2031		1,816	1,798
3.375% due 11/01/2028		727	684
3.600% due 04/15/2031		216	201
3.650% due 12/15/2029		405	380
Amgen, Inc.
3.375% due 02/21/2050		700	783
4.950% due 10/01/2041		1,214	1,645
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,192	1,484
4.950% due 01/15/2042		1,500	1,973
Anthem, Inc. 4.650% due 01/15/2043		1,600	2,099
Apple, Inc. 2.550% due 08/20/2060		3,200	3,291
Aptiv PLC 4.350% due 03/15/2029		600	697
Atlantia SpA 1.875% due 07/13/2027	EUR	500	605
AutoNation, Inc. 4.750% due 06/01/2030		$400	482
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,425
BAE Systems PLC 3.000% due 09/15/2050		1,000	1,047
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	1,007
BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,343
4.540% due 08/15/2047		400	444
4.758% due 09/06/2049		300	348
Becton Dickinson and Co.
3.734% due 12/15/2024		647	718
3.794% due 05/20/2050		500	595
Berry Global, Inc. 1.570% due 01/15/2026		2,600	2,626
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	2,090
Boeing Co.
2.750% due 02/01/2026		2,800	2,946
3.650% due 03/01/2047		400	406
3.750% due 02/01/2050		700	736
5.705% due 05/01/2040		400	518
5.930% due 05/01/2060		2,800	3,972
Bombardier, Inc. 6.125% due 01/15/2023		200	196
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	749
Boston Scientific Corp. 2.650% due 06/01/2030		1,100	1,181
British Airways Pass-Through Trust
3.800% due 03/20/2033		868	879
4.125% due 03/20/2033		1,392	1,326
Broadcom, Inc.
3.459% due 09/15/2026		504	560
4.250% due 04/15/2026		1,900	2,178
4.300% due 11/15/2032		1,300	1,544
5.000% due 04/15/2030		900	1,095
Cameron LNG LLC 3.302% due 01/15/2035		300	339
Canadian Pacific Railway Co. 6.125% due 09/15/2115		400	670
Carrier Global Corp. 3.377% due 04/05/2040		1,900	2,077
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050		500	526
CCO Holdings LLC 4.500% due 08/15/2030		1,700	1,806
Centene Corp. 4.625% due 12/15/2029		500	556
Charter Communications Operating LLC
4.800% due 03/01/2050		1,600	1,912
5.375% due 05/01/2047		2,500	3,120
Children's Health System of Texas 2.511% due 08/15/2050		1,500	1,463
Cigna Corp. 4.800% due 08/15/2038		2,100	2,738
Citrix Systems, Inc. 3.300% due 03/01/2030		300	332
Comcast Corp.
2.650% due 08/15/2062		2,600	2,603
2.800% due 01/15/2051		500	521

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

3.969% due 11/01/2047	2,279	2,855
4.700% due 10/15/2048	1,300	1,811
6.400% due 05/15/2038	12	19
6.500% due 11/15/2035	200	310
CommonSpirit Health 3.910% due 10/01/2050	1,300	1,452
Community Health Systems, Inc. 8.625% due 01/15/2024	300	313
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,472
CoStar Group, Inc. 2.800% due 07/15/2030	600	624
Cox Communications, Inc. 2.950% due 10/01/2050	2,800	2,863
CSN Resources S.A. 7.625% due 04/17/2026	800	861
CVS Health Corp.
2.700% due 08/21/2040	3,300	3,344
5.050% due 03/25/2048	800	1,084
DAE Funding LLC 4.500% due 08/01/2022	100	101
Dell International LLC
4.000% due 07/15/2024	1,100	1,214
5.450% due 06/15/2023	2,500	2,766
6.020% due 06/15/2026	600	733
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	257	263
Delta Air Lines, Inc. 4.500% due 10/20/2025	1,000	1,069
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	600	949
Diamondback Energy, Inc. 4.750% due 05/31/2025	400	451
Discovery Communications LLC 4.000% due 09/15/2055	3,203	3,585
eBay, Inc. 2.700% due 03/11/2030	600	646
Ecopetrol S.A. 7.375% due 09/18/2043	600	824
Elanco Animal Health, Inc. 5.272% due 08/28/2023	100	109
Eli Lilly and Co. 2.500% due 09/15/2060	1,200	1,224
Enbridge, Inc. 4.500% due 06/10/2044	1,500	1,754
Energy Transfer Operating LP
4.050% due 03/15/2025	1,100	1,207
6.625% due 10/15/2036	500	608
7.500% due 07/01/2038	400	532
Entergy Louisiana LLC 4.200% due 04/01/2050	400	516
Enterprise Products Operating LLC
3.700% due 01/31/2051	1,600	1,765
5.750% due 03/01/2035	200	253
EQM Midstream Partners LP 4.125% due 12/01/2026	400	404
Expedia Group, Inc.
6.250% due 05/01/2025	1,000	1,160
7.000% due 05/01/2025	1,300	1,432
Fairstone Financial, Inc. 7.875% due 07/15/2024	500	532
Ferguson Finance PLC 3.250% due 06/02/2030	400	447
Fiserv, Inc. 3.200% due 07/01/2026	400	448
Ford Foundation
2.415% due 06/01/2050	700	716
2.815% due 06/01/2070	1,400	1,505
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	300	333
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	700	712
Garda World Security Corp. 4.625% due 02/15/2027	300	304
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	1,000	1,063
General Electric Co.
5.875% due 01/14/2038	100	136
6.750% due 03/15/2032	831	1,166
6.875% due 01/10/2039	444	655
General Motors Co. 5.150% due 04/01/2038	1,900	2,285
Gerdau Trade, Inc. 4.875% due 10/24/2027	900	1,045
Global Payments, Inc. 2.900% due 05/15/2030	500	544

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Globo Comunicacao e Participacoes S.A. 5.125% due 03/31/2027		200	216
Hershey Co. 2.650% due 06/01/2050		500	530
Humana, Inc. 3.950% due 08/15/2049		800	979
Huntsman International LLC 4.500% due 05/01/2029		900	1,038
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~		1,400	1,416
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	300	375
IHS Markit Ltd. 4.250% due 05/01/2029		$600	730
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,700	1,842
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,811
Kaiser Foundation Hospitals 4.150% due 05/01/2047		500	653
Kansas City Southern 4.200% due 11/15/2069		200	236
Kinder Morgan, Inc. 1.517% (US0003M + 1.280%) due 01/15/2023 ~		200	202
Kraft Heinz Foods Co.
3.000% due 06/01/2026		1,000	1,045
4.625% due 01/30/2029		500	572
6.500% due 02/09/2040		800	1,083
Latam Airlines Pass-Through Trust 4.500% due 08/15/2025		410	242
Lear Corp. 5.250% due 05/15/2049		500	618
Leidos, Inc. 4.375% due 05/15/2030		400	480
Lennar Corp. 4.750% due 11/29/2027		1,300	1,538
Lenovo Group Ltd. 3.421% due 11/02/2030		900	947
Level 3 Financing, Inc. 3.875% due 11/15/2029		700	779
Lockheed Martin Corp. 2.800% due 06/15/2050		800	866
Masco Corp. 7.750% due 08/01/2029		1,118	1,559
Melco Resorts Finance Ltd. 5.750% due 07/21/2028		600	640
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022		500	514
Moody's Corp.
0.950% due 02/25/2030	EUR	400	520
2.550% due 08/18/2060		$2,000	1,880
Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	2,550
MPLX LP 2.650% due 08/15/2030		2,000	2,098
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	490
5.750% due 11/15/2041		950	1,322
Newmont Corp. 2.800% due 10/01/2029		1,100	1,202
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		4,700	5,304
Norfolk Southern Corp. 3.155% due 05/15/2055		1,101	1,204
Nutrition & Biosciences, Inc. 3.468% due 12/01/2050		2,900	3,150
NVR, Inc. 3.000% due 05/15/2030		1,200	1,314
NXP BV 3.875% due 06/18/2026		900	1,032
Occidental Petroleum Corp. 7.950% due 06/15/2039		800	891
Oracle Corp. 4.125% due 05/15/2045		1,900	2,349
Owens Corning 3.400% due 08/15/2026		1,300	1,437
PayPal Holdings, Inc. 3.250% due 06/01/2050		500	578
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	545
PerkinElmer, Inc. 3.300% due 09/15/2029		300	339
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		400	428
Pertamina Persero PT 4.175% due 01/21/2050		400	434

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Petroleos Mexicanos
6.350% due 02/12/2048		3,684	3,346
6.950% due 01/28/2060		3,228	3,037
Prime Security Services Borrower LLC 6.250% due 01/15/2028		200	215
Prosus NV 4.027% due 08/03/2050		1,100	1,156
PTC, Inc. 4.000% due 02/15/2028		400	420
PulteGroup, Inc. 5.000% due 01/15/2027		1,200	1,418
QVC, Inc. 5.950% due 03/15/2043		2,100	2,215
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,000	1,050
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	300	365
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		$1,200	1,183
2.800% due 09/15/2050		1,200	1,167
RELX Capital, Inc. 3.000% due 05/22/2030		400	444
Rockefeller Foundation 2.492% due 10/01/2050		900	938
Rockies Express Pipeline LLC 4.800% due 05/15/2030		800	823
Rolls-Royce PLC
3.625% due 10/14/2025		200	202
4.625% due 02/16/2026	EUR	800	1,060
Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	1,176
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		600	712
5.000% due 03/15/2027		1,500	1,769
Sands China Ltd.
5.125% due 08/08/2025		700	787
5.400% due 08/08/2028		1,700	1,995
Saudi Arabian Oil Co.
2.875% due 04/16/2024		400	425
3.500% due 11/24/2070		1,600	1,620
4.375% due 04/16/2049		300	363
Seagate HDD Cayman 4.125% due 01/15/2031		1,300	1,392
ServiceNow, Inc. 1.400% due 09/01/2030		2,300	2,245
Southern Co. 3.250% due 07/01/2026		800	898
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	393
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		142	135
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	495
Starbucks Corp. 1.300% due 05/07/2022		$400	406
Stryker Corp. 2.900% due 06/15/2050		400	425
Suncor Energy, Inc. 6.500% due 06/15/2038		100	139
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026		1,200	1,315
Sutter Health 3.361% due 08/15/2050		1,200	1,308
Syngenta Finance NV 4.441% due 04/24/2023		400	420
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	2,077
3.600% due 11/15/2060		2,900	3,084
3.875% due 04/15/2030		400	464
Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060		1,100	1,221
5.000% due 11/26/2028		600	746
TEGNA, Inc. 4.625% due 03/15/2028		500	512
Tencent Holdings Ltd.
3.280% due 04/11/2024		1,100	1,173
3.290% due 06/03/2060		600	624
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,891
7.625% due 04/01/2037		100	142
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		100	100
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		600	595
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	3,115

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	673
Thomson Reuters Corp. 5.650% due 11/23/2043		$3,500	4,749
Time Warner Cable LLC
5.500% due 09/01/2041		1,297	1,670
5.875% due 11/15/2040		400	535
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	776
6.200% due 10/15/2037		100	139
7.250% due 08/15/2038		150	227
Transocean Pontus Ltd. 6.125% due 08/01/2025		234	223
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		174	177
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,272	1,267
4.000% due 10/11/2027		697	707
5.875% due 04/15/2029		3,300	3,575
UnitedHealth Group, Inc.
3.125% due 05/15/2060		1,100	1,277
6.625% due 11/15/2037		1,300	2,091
Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,747
5.250% due 06/15/2046		100	131
Vale Overseas Ltd.
3.750% due 07/08/2030		600	668
6.875% due 11/10/2039		1,600	2,386
Verisk Analytics, Inc. 3.625% due 05/15/2050		400	466
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,588	1,763
VMware, Inc. 3.900% due 08/21/2027		700	790
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	660
Walt Disney Co. 3.800% due 05/13/2060		2,500	3,176
Western Midstream Operating LP 5.500% due 08/15/2048		600	592
Williams Cos., Inc. 8.750% due 03/15/2032		137	201
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,742
4.500% due 03/04/2029		700	782
Wyndham Destinations, Inc. 6.600% due 10/01/2025		400	453
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	413
Wynn Macau Ltd. 5.500% due 01/15/2026		500	521
Wynn Resorts Finance LLC 5.125% due 10/01/2029		600	629
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	4,070	28
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		$400	402
Zoetis, Inc. 4.450% due 08/20/2048		300	403
			275,763
UTILITIES 8.4%
AEP Texas, Inc. 4.150% due 05/01/2049		400	496
American Water Capital Corp. 4.150% due 06/01/2049		300	396
Appalachian Power Co. 7.000% due 04/01/2038		100	154
Arizona Public Service Co. 2.650% due 09/15/2050		1,300	1,362
AT&T, Inc.
3.300% due 02/01/2052		2,200	2,181
3.500% due 02/01/2061		1,700	1,693
3.650% due 09/15/2059		4,327	4,349
3.800% due 12/01/2057		2,381	2,483
3.850% due 06/01/2060		3,200	3,361
Berkshire Hathaway Energy Co. 5.950% due 05/15/2037		400	581
Blue Racer Midstream LLC
6.125% due 11/15/2022		300	301
7.625% due 12/15/2025		200	213
British Telecommunications PLC 9.625% due 12/15/2030		400	664
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		400	425

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

CNOOC Finance ULC 4.250% due 04/30/2024	1,200	1,305
Consolidated Edison Co. of New York, Inc. 6.750% due 04/01/2038	400	612
Deutsche Telekom AG 3.625% due 01/21/2050	900	1,037
DTE Electric Co. 2.625% due 03/01/2031	300	333
Duke Energy Carolinas LLC 6.450% due 10/15/2032	700	1,016
Duke Energy Corp. 2.450% due 06/01/2030	500	533
Edison International 3.125% due 11/15/2022	600	623
Emera, Inc. 6.750% due 06/15/2076 •	1,400	1,639
Enable Midstream Partners LP
3.900% due 05/15/2024	100	102
4.150% due 09/15/2029	700	697
Enel Finance International NV
2.650% due 09/10/2024	600	640
4.625% due 09/14/2025	200	233
4.875% due 06/14/2029	1,500	1,875
Entergy Arkansas LLC 2.650% due 06/15/2051	800	821
Entergy Corp. 3.750% due 06/15/2050	400	465
Exelon Generation Co. LLC 3.250% due 06/01/2025	400	437
FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,538
4.850% due 07/15/2047	1,600	1,991
FirstEnergy Transmission LLC 4.350% due 01/15/2025	400	436
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	2,700	2,797
Kentucky Utilities Co. 3.300% due 06/01/2050	500	567
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	2,300	2,360
NGPL PipeCo LLC 7.768% due 12/15/2037	700	948
NRG Energy, Inc. 2.450% due 12/02/2027	1,100	1,158
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,495
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)	200	213
ONEOK, Inc. 5.850% due 01/15/2026	2,000	2,398
Pacific Gas & Electric Co.
2.100% due 08/01/2027	700	711
3.250% due 06/15/2023	800	835
3.300% due 12/01/2027	500	534
3.500% due 08/01/2050	1,700	1,693
3.950% due 12/01/2047	1,800	1,867
4.250% due 03/15/2046	500	538
4.550% due 07/01/2030	1,300	1,482
4.950% due 07/01/2050	600	716
Parsley Energy LLC 4.125% due 02/15/2028	200	212
Petrobras Global Finance BV 5.093% due 01/15/2030	2,194	2,455
Plains All American Pipeline LP 5.150% due 06/01/2042	300	323
Progress Energy, Inc. 7.750% due 03/01/2031	400	596
PT Perusahaan Listrik Negara 4.375% due 02/05/2050	500	541
Puget Energy, Inc. 4.100% due 06/15/2030	500	566
Rio Oil Finance Trust 9.250% due 07/06/2024	317	352
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	1,197
SES S.A. 5.300% due 04/04/2043	1,800	1,892
Shell International Finance BV 3.625% due 08/21/2042	1,100	1,286
Southern California Edison Co.
3.650% due 02/01/2050	200	227
4.650% due 10/01/2043	400	496
4.875% due 03/01/2049	100	132
5.625% due 02/01/2036	200	256
6.000% due 01/15/2034	300	418
6.650% due 04/01/2029	200	252

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Sprint Corp.
7.125% due 06/15/2024	300	351
7.250% due 09/15/2021	800	833
7.875% due 09/15/2023	300	348
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,910
Verizon Communications, Inc.
2.625% due 08/15/2026	4,700	5,151
4.125% due 08/15/2046	1,800	2,214
4.672% due 03/15/2055	1,336	1,795
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	557
Vodafone Group PLC
4.250% due 09/17/2050	1,200	1,489
4.875% due 06/19/2049	1,000	1,337
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,994
		85,484
Total Corporate Bonds & Notes (Cost $495,117)		545,959
MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	334
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	2,268
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	2,878
		5,480
FLORIDA 0.3%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030	2,800	2,949

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,418	3,682
MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	2,285
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	558
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	1,700	2,766

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	2,470
Total Municipal Bonds & Notes (Cost $16,711)		20,190
U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	17,610
3.980% due 07/01/2021	2,500	2,523
5.625% due 04/17/2028	100	135
6.210% due 08/06/2038	9,643	16,395
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	957
2.500% due 06/25/2034	232	232
2.750% due 11/25/2029	1,765	1,868
5.000% due 04/15/2038	60	68
6.250% due 07/15/2032	300	464
6.750% due 03/15/2031	1,900	2,928
Ginnie Mae
3.500% due 11/20/2044	1,625	1,808
4.000% due 06/20/2048	380	408
5.500% due 10/20/2037	618	779
Israel Government AID Bond 5.500% due 09/18/2033	1,800	2,648
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (c)	11,000	9,785

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	2,046
Small Business Administration 5.290% due 12/01/2027	56	60
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	3,208	3,491
4.000% due 10/01/2047 - 06/01/2049	87	93
4.000% due 04/01/2048 - 08/01/2048	316	342
Uniform Mortgage-Backed Security, TBA
2.500% due 03/01/2051	43,650	45,863
3.000% due 02/01/2051	2,800	2,936
4.000% due 01/01/2051	980	1,047
Total U.S. Government Agencies (Cost $100,990)		114,486
U.S. TREASURY OBLIGATIONS 43.1%
U.S. Treasury Bonds
1.250% due 05/15/2050 (h)	67,400	61,023
1.375% due 11/15/2040	2,100	2,073
1.375% due 08/15/2050 (h)	58,600	54,773
1.625% due 11/15/2050 (h)	52,364	52,065
2.000% due 02/15/2050 (h)	13,300	14,419
2.375% due 11/15/2049 (h)	95,680	112,196
2.750% due 08/15/2042	600	743
2.875% due 05/15/2043 (j)	1,637	2,067
2.875% due 05/15/2049 (j)(l)	19,770	25,480
3.000% due 08/15/2048 (j)(l)	12,712	16,694
3.125% due 02/15/2043 (j)	23,100	30,255
3.125% due 05/15/2048	3,103	4,158
4.375% due 11/15/2039	40	60
U.S. Treasury Notes
0.625% due 08/15/2030	400	390
1.500% due 02/15/2030	4,040	4,272
1.625% due 08/15/2029	6,575	7,030
1.750% due 11/15/2029	485	524
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	500	419
0.000% due 08/15/2040 (c)	4,500	3,407
0.000% due 11/15/2040 (c)	12,200	9,184
0.000% due 08/15/2042 (c)	2,600	1,872
0.000% due 05/15/2043 (c)	5,800	4,094
0.000% due 11/15/2043 (c)	1,000	699
0.000% due 11/15/2044 (c)	13,200	8,988
0.000% due 05/15/2046 (c)	8,700	5,737
0.000% due 08/15/2047 (c)	22,500	14,464
Total U.S. Treasury Obligations (Cost $388,623)		437,086
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
American Home Mortgage Investment Trust 0.728% due 11/25/2045 •	1,030	983
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,241
4.957% due 08/10/2035 ~	700	774
Bear Stearns Adjustable Rate Mortgage Trust 2.838% due 01/25/2035 ~	2	2
Citigroup Commercial Mortgage Trust 2.109% due 02/15/2039 •	2,051	2,069
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~	782	800
4.005% due 03/25/2034 ~	42	43
Credit Suisse Mortgage Capital Certificates 3.490% due 08/26/2058	1,500	1,507
Credit Suisse Mortgage Capital Trust
3.036% due 10/27/2059 ~	1,322	1,337
3.089% due 12/26/2059 ~	668	671
3.322% due 10/25/2058 ~	893	901
3.400% due 04/25/2043 ~	2,051	2,091
DBUBS Mortgage Trust 1.498% due 07/12/2044 •	23	23
Downey Savings & Loan Association Mortgage Loan Trust 3.007% due 07/19/2044 ~	28	27
GSMPS Mortgage Loan Trust 0.498% due 01/25/2036 •	972	794
IndyMac Mortgage Loan Trust
0.328% due 07/25/2047 •	90	71
0.338% due 04/25/2037 •	1,509	1,425
Merrill Lynch Mortgage Investors Trust 2.615% due 11/25/2035 •	559	556
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,365	1,437
4.500% due 05/25/2058 ~	257	279
RBSSP Resecuritization Trust 2.454% due 12/25/2035 ~	95	95
Structured Adjustable Rate Mortgage Loan Trust 3.080% due 02/25/2034 ~	7	7

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Structured Asset Mortgage Investments Trust
0.338% due 07/25/2046 ^•		43	34
0.588% due 05/25/2036 •		69	66
WaMu Mortgage Pass-Through Certificates Trust
0.518% due 05/25/2034 •		904	776
0.568% due 06/25/2044 •		88	86
2.003% due 08/25/2046 •		513	491
2.950% due 01/25/2037 ^~		670	590
Total Non-Agency Mortgage-Backed Securities (Cost $18,699)			19,176
ASSET-BACKED SECURITIES 1.3%
Accredited Mortgage Loan Trust 1.018% due 01/25/2035 •		552	536
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		493	495
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		628	632
Countrywide Asset-Backed Certificates 0.618% due 04/25/2036 •		1,800	1,662
Countrywide Asset-Backed Certificates Trust 1.198% due 11/25/2035 •		974	974
Equifirst Loan Securitization Trust 0.318% due 04/25/2037 •		953	905
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		598	605
HSI Asset Securitization Corp. Trust 0.308% due 05/25/2037 •		145	142
IXIS Real Estate Capital Trust 0.778% due 02/25/2036 •		222	224
JPMorgan Mortgage Acquisition Corp. 0.853% due 09/25/2035 •		400	392
JPMorgan Mortgage Acquisition Trust
0.368% due 07/25/2036 •		688	687
0.598% due 11/25/2036 •		1,615	1,576
LCM LP 1.098% due 04/20/2028 •		600	598
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		1,489	1,505
Securitized Asset-Backed Receivables LLC Trust 0.628% due 03/25/2036 •		676	663
SLM Student Loan Trust 1.715% due 04/25/2023 •		65	65
Structured Asset Investment Loan Trust 0.298% due 06/25/2036 •		651	639
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		268	270
1.148% due 10/25/2059 •		214	215
2.900% due 10/25/2059 ~		809	855
Total Asset-Backed Securities (Cost $13,102)			13,640
SOVEREIGN ISSUES 1.5%
Argentina Government International Bond 36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,287	9
Emirate of Abu Dhabi Government International Bond 2.700% due 09/02/2070		$2,100	1,965
Israel Government International Bond 3.875% due 07/03/2050		900	1,084
Mexico Government International Bond 3.771% due 05/24/2061		600	626
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	448
6.350% due 08/12/2028		1,300	456
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		$700	744
Qatar Government International Bond
4.000% due 03/14/2029		1,000	1,188
4.500% due 04/23/2028		400	485
Saudi Government International Bond
2.900% due 10/22/2025		4,300	4,641
4.625% due 10/04/2047		1,800	2,232
Spain Government International Bond 5.150% due 10/31/2044	EUR	700	1,691
Total Sovereign Issues (Cost $14,200)			15,569
		SHARES
PREFERRED SECURITIES 1.4%
BANKING & FINANCE 1.1%
Banco Bilbao Vizcaya Argentina S. A. 8.8750% due 04/14/2021		400,000	500

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Bank of America Corp. 4.300% due 01/28/2025 •(d)	1,900,000	1,961
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(d)	500,000	553
Citigroup, Inc. 4.000% due 12/10/2025 •(d)	2,600,000	2,675
JPMorgan Chase & Co.
3.558% due 04/01/2021 ~(d)	2,400,000	2,361
4.000% due 04/01/2025 •(d)	1,900,000	1,932
4.600% due 02/01/2025 •(d)	2,000,000	2,067
		12,049
UTILITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(d)	2,100,000	2,588

Total Preferred Securities (Cost $14,024)		14,636
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (g) 0.0%		361
Total Short-Term Instruments (Cost $361)		361
Total Investments in Securities (Cost $1,067,447)		1,186,365
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	1,526,330	15,051
Total Short-Term Instruments (Cost $15,051)		15,051
Total Investments in Affiliates (Cost $15,051)		15,051
Total Investments 118.4% (Cost $1,082,497)		$1,201,416
Financial Derivative Instruments (i)(k)3.2%(Cost or Premiums, net $7,578)		32,501
Other Assets and Liabilities, net (21.6)%		(219,076)
Net Assets 100.0%		$1,014,841

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,100	$1,126	0.11%
Morgan Stanley	7.500	04/02/2032	02/11/2020	7,351	7,408	0.73

$8,451	$8,534	0.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$361	U.S. Treasury Bills 0.000% due 12/30/2021	$(368)	$361	$361
Total Repurchase Agreements	$(368)	$361	$361
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.090%	12/23/2020	01/06/2021	$(9,737)	$(9,737)
0.160	12/01/2020	01/04/2021	(2,090)	(2,090)
DEU	0.170	11/02/2020	01/04/2021	(3,206)	(3,207)
GRE	0.170	11/03/2020	02/03/2021	(5,611)	(5,612)
0.170	11/24/2020	01/05/2021	(1,107)	(1,108)
0.180	10/28/2020	01/28/2021	(2,171)	(2,172)
JPS	0.080	12/09/2020	01/08/2021	(47,403)	(47,406)
0.090	12/10/2020	01/11/2021	(3,569)	(3,569)
0.130	11/16/2020	01/11/2021	(60,492)	(60,502)
SGY	0.110	12/16/2020	01/15/2021	(10,542)	(10,543)

Total Reverse Repurchase Agreements	$(145,946)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	0.080%	12/09/2020	01/20/2021	$(562)	$(562)
0.080	12/24/2020	01/14/2021	(8,251)	(8,251)
BPG	0.180	10/29/2020	01/29/2021	(3,235)	(3,235)

Total Sale-Buyback Transactions	$(12,048)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Ginnie Mae, TBA	4.000%	01/01/2051	$900	$(957)	$(960)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2051	5,050	(5,216)	(5,236)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2051	1,700	(1,798)	(1,799)
Total Short Sales (0.8)%	$(7,971)	$(7,995)
(h)	Securities with an aggregate market value of $158,826 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(111,352) at a weighted average interest rate of 0.126%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury Bond February 2021 Futures	$169.000	01/22/2021	13	$13	$(10)	$(4)
Put - CBOT U.S. Treasury Bond February 2021 Futures	170.000	01/22/2021	3	3	(2)	(2)
Put - CBOT U.S. Treasury Bond February 2021 Futures	171.000	01/22/2021	13	13	(14)	(9)
Call - CBOT U.S. Treasury Bond February 2021 Futures	177.000	01/22/2021	3	3	(2)	(1)
Call - CBOT U.S. Treasury Bond February 2021 Futures	178.000	01/22/2021	13	13	(10)	(2)
Call - CBOT U.S. Treasury Bond February 2021 Futures	179.000	01/22/2021	13	13	(9)	(2)
Total Written Options	$(47)	$(20)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2021	77	$19,217	$6	$0	$0
E-mini S&P 500 Index March Futures	03/2021	2,014	377,504	8,894	2,477	0
Euro-Bund 10-Year Bond March Futures	03/2021	40	8,681	(1)	0	(3)
$8,899	$2,477	$(3)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2021	48	$(6,628)	$(13)	$0	$(5)
U.S. Treasury 30-Year Bond March Futures	03/2021	246	(42,604)	489	0	(85)
$476	$0	$(90)
Total Futures Contracts	$9,375	$2,477	$(93)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2023	0.437%	$1,100	$21	$(2)	$19	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.554	1,300	18	3	21	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.585	1,500	21	4	25	0	0
Atlantia SPA	1.000	Quarterly	06/20/2025	1.968	EUR	300	(18)	3	(15)	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.136	$700	10	(1)	9	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.779		500	4	0	5	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.572		600	4	4	8	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.682		300	1	2	3	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.764		2,100	(3)	23	20	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.253		1,100	5	(1)	4	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.399		400	10	0	10	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	0.427		300	4	(1)	3	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.398		200	5	0	5	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914	EUR	1,000	(141)	44	(97)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	3.020		900	(87)	(15)	(102)	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.209		$1,400	25	(2)	23	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	0.436	EUR	500	8	1	9	0	0

							$(113)	$63	$(50)	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%		Quarterly	12/20/2025		$4,200	$(305)	$(95)	$(400)	$0	$(8)
iTraxx Europe Main 33 5-Year Index	(1.000)		Quarterly	06/20/2025	EUR	24,200	(13)	13	0	2	(2)

							$(318)	$(82)	$(400)	$2	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-32 5-Year Index	1.000%	Quarterly		12/20/2024		$279	$(3)	$4	$1	$0	$0
CDX.EM-33 5-Year Index	1.000	Quarterly		06/20/2025		475	(9)	9	0	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		300	(13)	6	(7)	0	0
CDX.IG-33 5-Year Index	1.000	Quarterly		12/20/2024		3,030	32	19	51	2	0
CDX.IG-33 10-Year Index	1.000	Quarterly		12/20/2029		9,200	(63)	80	17	11	0
CDX.IG-34 5-Year Index	1.000	Quarterly		06/20/2025		16,600	169	109	278	11	0
CDX.IG-35 5-Year Index	1.000	Quarterly		12/20/2025		88,600	2,078	127	2,205	60	0
CDX.IG-35 10-Year Index	1.000	Quarterly		12/20/2030		14,000	72	52	124	18	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	113,000	3,288	362	3,650	15	0

							$5,551	$768	$6,319	$117	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2026	GBP	11,400	$(2)	$7	$5	$0	$(17)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		400	(21)	(9)	(30)	0	(4)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	900	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		7,600	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		140	0	0	0	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		220	0	0	0	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		8,800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		23,200	(1)	29	28	0	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		80	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	10,500	170	19	189	6	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		10,500	274	4	278	8	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,000	56	(7)	49	5	0
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	07/13/2025	CNY	2,000	0	0	0	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month CNY-CNREPOFIX	2.655	Quarterly	07/13/2025	48,500	5	8	13	2	0
Pay	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025	2,570	(1)	0	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025	3,850	(1)	0	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025	7,710	1	1	2	1	0
Pay(6)	3-Month CNY-CNREPOFIX	2.803	Quarterly	03/17/2026	11,500	0	10	10	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	800	0	1	1	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.828	Quarterly	03/17/2026	3,200	0	3	3	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.848	Quarterly	03/17/2026	1,700	0	2	2	0	0
Pay(6)	3-Month CNY-CNREPOFIX	2.873	Quarterly	03/17/2026	1,700	0	2	2	0	0
Pay	3-Month USD-LIBOR	3.060	Semi-Annual	12/07/2023	$1,200	102	0	102	0	0
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024	1,600	86	(1)	85	1	0
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028	800	156	(1)	155	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050	1,400	(10)	(46)	(56)	5	0
Pay(6)	3-Month USD-LIBOR	1.400	Semi-Annual	01/04/2051	1,300	(23)	19	(4)	4	0
Pay	UKRPI	3.695	Maturity	12/15/2028	GBP	400	37	9	46	0	(2)
Pay	UKRPI	3.718	Maturity	12/15/2028	400	38	9	47	0	(2)
Pay	UKRPI	3.585	Maturity	10/15/2046	150	66	4	70	0	0

$932	$61	$993	$33	$(25)

Total Swap Agreements	$6,052	$810	$6,862	$154	$(36)

(j)

Securities with an aggregate market value of $37,757 and cash of $1,618 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	$4,533	JPY	471,476	$33	$0
BPS	01/2021	CAD	2,299	$1,773	0	(33)
01/2021	EUR	2,974	3,606	0	(27)
01/2021	GBP	4,280	5,716	0	(137)
01/2021	$950	MXN	18,830	0	(5)
CBK	01/2021	441	JPY	45,965	4	0
01/2021	48	RUB	3,723	2	0
02/2021	1,612	NOK	14,790	113	0
02/2021	59	RUB	4,325	0	(1)
05/2021	PEN	3,014	$837	5	0
GLM	01/2021	BRL	12,392	2,438	52	0
01/2021	JPY	966,800	9,341	0	(22)
01/2021	$2,452	BRL	12,392	0	(66)
01/2021	60	RUB	4,635	2	0
02/2021	2,437	BRL	12,392	0	(52)
02/2021	9,344	JPY	966,800	23	0
02/2021	423	RUB	32,219	11	0
HUS	01/2021	GBP	660	$871	0	(32)
01/2021	$815	JPY	84,915	8	0
01/2021	1,994	MXN	40,580	41	0
02/2021	656	RUB	49,027	4	0
SCX	01/2021	EUR	5,237	$6,272	0	(126)
02/2021	5,237	6,412	10	0
TOR	01/2021	$3,494	JPY	364,445	36	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

UAG	02/2021	1,097	RUB	83,196	23	(1)
Total Forward Foreign Currency Contracts	$367	$(502)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	2,410	$273	$265
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.320	01/18/2021	2,300	79	0
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,220	238	245
Total Purchased Options	$590	$510
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	3,700	$(6)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,500	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	1,200	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	4,500	(4)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	6,900	(11)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,200	(2)	(2)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	700	(5)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	3,200	(9)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,100	(1)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	2,400	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	1,100	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,400	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	600	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	2,300	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	1,600	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	2,300	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,400	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,200	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	6,900	(5)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,700	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	3,400	(4)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	6,900	(7)	(8)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	1,800	(2)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,200	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,200	(3)	(4)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	4,800	(10)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,400	(3)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,300	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	4,700	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	4,700	(8)	(8)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	1,100	(2)	(2)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	1,700	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,500	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	800	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	3,000	(5)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	3,200	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	3,200	(4)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,200	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	1,500	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,400	(4)	(2)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	1,000	(1)	0
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	2,300	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	1,200	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	700	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	900	(1)	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	2,600	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,400	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,400	(2)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	4,400	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,600	(2)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	4,400	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	2,600	(3)	(2)
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	2,500	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	2,500	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	2,700	(4)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	2,300	(3)	(2)
$(178)	$(91)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
HUS	Put - OTC USD versus CNH	CNH	6.420	02/26/2021	2,198	$(9)	$(7)
Call - OTC USD versus CNH	6.660	02/26/2021	2,198	(10)	(8)
$(19)	$(15)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.210%	01/15/2021	4,100	$(38)	$0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	7,210	(266)	(264)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.830	01/22/2021	2,100	(8)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.070	01/22/2021	2,100	(9)	(4)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	6,660	(235)	(244)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/19/2021	1,400	(16)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.460	01/19/2021	1,400	(16)	(14)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.210	01/15/2021	4,900	(46)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.210	01/04/2021	1,300	(8)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/04/2021	1,300	(8)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.280	01/11/2021	700	(3)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	01/11/2021	700	(3)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.110	01/15/2021	1,300	(12)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450	01/15/2021	1,300	(12)	(14)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.131	01/19/2021	1,300	(15)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.491	01/19/2021	1,300	(15)	(10)
$(710)	$(558)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	800	$(3)	$0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	900	(3)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,500	(6)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,500	(6)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	2,000	(3)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,400	(3)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	900	(2)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,000	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,600	(9)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	2,000	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	2,000	(5)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	900	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,000	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	1,000	(1)	(1)
$(55)	$(42)
Total Written Options	$(962)	$(706)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.112%	$800	$(8)	$12	$4	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.063	400	(16)	18	2	0
China Government International Bond	1.000	Quarterly	12/20/2021	0.060	1,400	(3)	16	13	0
Italy Government International Bond	1.000	Quarterly	06/20/2021	0.112	600	(4)	7	3	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	100	(2)	4	2	0
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.522	400	(2)	10	8	0
Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.338	400	(11)	19	8	0
Italy Government International Bond	1.000	Quarterly	06/20/2021	0.112	700	(6)	9	3	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	100	(1)	3	2	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.903	9,100	(221)	264	43	0
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.323	800	(2)	16	14	0
Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.333	800	12	9	21	0
State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.294	300	4	5	9	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.550	100	(1)	3	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	100	(2)	4	2	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.218	1,500	9	9	18	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.623	3,200	(37)	92	55	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.432	300	(4)	9	5	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	300	(3)	8	5	0
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2025	0.673	900	6	9	15	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.542	1,800	(75)	42	0	(33)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.376	500	(8)	17	9	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	300	(4)	9	5	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.290	300	(5)	9	4	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	700	(4)	16	12	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812	500	(7)	12	5	0
$(395)	$631	$269	$(33)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$(30)	$43	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	(25)	34	0
CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	8,284	1,379	97	1,476	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	(133)	140	0
CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	(5)	9	0
CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	300	35	(4)	31	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	(29)	29	0
CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	436	(205)	231	0
CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	(3)	10	0
$2,340	$(337)	$2,003	$0
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	7,175	0.403% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	$55,673	$0	$(48)	$0	$(48)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

	Receive	S&P 500 Total Return Index	1,516	0.400% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/13/2021	10,888	0	865	865	0
CBK	Receive	S&P 500 Total Return Index	4,085	0.138% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	31,697	0	(10)	0	(10)
	Receive	S&P 500 Total Return Index	6,893	0.326% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/24/2021	46,423	0	7,036	7,036	0
	Receive	S&P 500 Total Return Index	7,625	0.198% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/15/2021	54,684	0	4,458	4,458	0
	Receive	S&P 500 Total Return Index	5,157	0.388% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/15/2021	40,015	0	(38)	0	(38)
FAR	Receive	S&P 500 Total Return Index	4,349	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/17/2021	33,745	0	(38)	0	(38)
	Receive	S&P 500 Total Return Index	8,734	0.218% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/21/2021	62,637	0	5,104	5,104	0
	Receive	S&P 500 Total Return Index	1,416	0.403% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/04/2021	10,987	0	(9)	0	(9)
FBF	Receive	S&P 500 Total Return Index	10,298	0.318% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/03/2021	76,947	0	2,936	2,936	0
HUS	Receive	S&P 500 Total Return Index	2,043	0.168% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	14,652	0	1,195	1,195	0
	Receive	S&P 500 Total Return Index	7,022	0.335% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/19/2021	52,502	0	1,961	1,961	0
	Receive	S&P 500 Total Return Index	5,598	0.289% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/09/2021	42,703	0	728	728	0
	Receive	S&P 500 Total Return Index	6,331	0.309% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/23/2021	48,295	0	822	822	0
	Receive	S&P 500 Total Return Index	3,085	0.336% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/11/2021	20,777	0	3,149	3,149	0
								$0	$28,111	$28,254	$(143)
Total Swap Agreements								$1,945	$28,405	$30,526	$(176)
(l)

Securities with an aggregate market value of $161 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,761	$0	$5,761
Corporate Bonds & Notes
Banking & Finance	0	184,712	0	184,712
Industrials	0	275,763	0	275,763
Utilities	0	85,484	0	85,484
Municipal Bonds & Notes
California	0	5,480	0	5,480
Florida	0	2,949	0	2,949
Georgia	0	3,682	0	3,682
Maryland	0	2,285	0	2,285
New York	0	558	0	558
Ohio	0	2,766	0	2,766
Texas	0	2,470	0	2,470
U.S. Government Agencies	0	114,486	0	114,486
U.S. Treasury Obligations	0	437,086	0	437,086
Non-Agency Mortgage-Backed Securities	0	19,176	0	19,176
Asset-Backed Securities	0	13,640	0	13,640
Sovereign Issues	0	15,569	0	15,569
Preferred Securities
Banking & Finance	0	11,549	0	11,549
Utilities	0	2,588	0	2,588
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	361	0	361
	$0	$1,186,365	$0	$1,186,365
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,051	$0	$0	$15,051
Total Investments	$15,051	$1,186,365	$0	$1,201,416
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,995)	$0	$(7,995)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,477	154	0	2,631
Over the counter	0	31,403	0	31,403
	$2,477	$31,557	$0	$34,034
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(93)	(56)	0	(149)
Over the counter	0	(1,381)	(3)	(1,384)
	$(93)	$(1,437)	$(3)	$(1,533)
Total Financial Derivative Instruments	$2,384	$30,120	$(3)	$32,501
Totals	$17,435	$1,208,490	$(3)	$1,225,922

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO StocksPLUS® Short Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,000	$999
Total Loan Participations and Assignments (Cost $1,000)			999
CORPORATE BONDS & NOTES 10.5%
BANKING & FINANCE 8.7%
Barclays Bank PLC 10.179% due 06/12/2021		9,477	9,857
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		2,568	2,603
7.125% due 06/15/2025 •(e)(f)	GBP	500	764
Credit Suisse Group AG 7.250% due 09/12/2025 •(e)(f)		$1,078	1,214
Deutsche Bank AG 1.463% (US0003M + 1.230%) due 02/27/2023 ~		3,607	3,600
Equitable Holdings, Inc. 4.350% due 04/20/2028		917	1,085
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	856	1,166
Ford Motor Credit Co. LLC
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$500	500
3.087% due 01/09/2023		300	306
3.550% due 10/07/2022		1,006	1,028
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		575	579
4.292% due 09/12/2026 •		791	902
ING Groep NV 5.750% due 11/16/2026 •(e)(f)		500	544
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(e)(f)		2,323	2,677
Natwest Group PLC
1.750% due 03/02/2026 •	EUR	359	466
1.801% (US0003M + 1.550%) due 06/25/2024 ~		$1,406	1,432
4.519% due 06/25/2024 •		1,006	1,099
4.892% due 05/18/2029 •		300	361
8.000% due 08/10/2025 •(e)(f)		600	700
8.625% due 08/15/2021 •(e)(f)		575	598
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		428	439
2.650% due 07/13/2022		1,039	1,064
3.650% due 09/21/2021		367	374
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		647	730
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (e)	EUR	463	751
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (b)		$7,276	2,285
UBS AG 5.125% due 05/15/2024 (f)		1,406	1,553
			38,677
INDUSTRIALS 1.4%
Aker BP ASA 2.875% due 01/15/2026		150	153
Boeing Co. 2.750% due 02/01/2026		300	315
Charter Communications Operating LLC 4.908% due 07/23/2025		978	1,137
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		300	334
CSN Resources S.A. 7.625% due 02/13/2023		250	260
CVS Pass-Through Trust 6.943% due 01/10/2030		464	554
Imperial Brands Finance PLC
3.125% due 07/26/2024		400	429
3.500% due 07/26/2026		200	222
Kraft Heinz Foods Co.
5.000% due 07/15/2035		61	74

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

5.200% due 07/15/2045		122	145
MPLX LP 2.650% due 08/15/2030		400	420
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		300	314
3.522% due 09/17/2025		900	966
4.345% due 09/17/2027		700	774
4.810% due 09/17/2030		200	226
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	5,631	38
			6,361
UTILITIES 0.4%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		$400	456
Petrobras Global Finance BV 5.093% due 01/15/2030		968	1,083
			1,539
Total Corporate Bonds & Notes (Cost $43,740)			46,577
MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		430	795
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040		305	518
			1,313
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		245	355
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		94	102
			457
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		25	25
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043		60	91
WASHINGTON 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		2,205	2,887
Total Municipal Bonds & Notes (Cost $3,606)			4,773
U.S. GOVERNMENT AGENCIES 29.0%
Fannie Mae
0.375% due 08/25/2025		14,886	14,886
0.498% due 07/25/2037 •		39	39
0.500% due 09/25/2042 •		21	21
0.528% due 07/25/2037 •		65	66
0.548% due 09/25/2035 •		162	163
0.558% due 09/25/2035 •		295	297
0.748% due 01/25/2051 •		83	84
0.868% due 06/25/2037 •		550	561
2.180% due 07/01/2035 •		1	1
2.225% due 09/01/2035 •		6	6
2.504% due 11/01/2035 •		1	1
2.693% due 06/01/2035 •		5	6
2.721% due 06/01/2034 •		15	15
2.830% due 12/01/2033 •		6	6
3.738% due 12/01/2033 •		1	1
3.781% due 06/01/2035 •		4	4
3.890% due 07/01/2021		1,397	1,400
4.000% due 04/25/2041		8,948	9,777
Freddie Mac
0.539% due 03/15/2037 •		519	523
0.859% due 08/15/2037 •		744	761
0.869% due 10/15/2037 •		125	127
0.879% due 05/15/2037 •		407	414
0.879% due 09/15/2037 •		444	452
2.630% due 11/01/2034 •		6	7
2.838% due 06/01/2035 •		11	11
4.000% due 01/01/2048 - 03/01/2049		273	292

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

5.000% due 05/01/2023 - 01/01/2039	1,089	1,259
5.500% due 01/01/2035 - 03/01/2039	217	254
6.000% due 08/01/2027 - 12/01/2037	52	60
6.000% due 12/01/2027	19	21
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	3,764	4,309
6.000% due 07/15/2037 - 08/15/2037	30	34
Ginnie Mae, TBA 5.000% due 01/01/2051	6,000	6,551
Small Business Administration
4.430% due 05/01/2029	119	132
5.520% due 06/01/2024	1	1
Uniform Mortgage-Backed Security
3.500% due 01/01/2048 - 07/01/2048	17,684	18,742
4.000% due 01/01/2025 - 06/01/2026	183	195
4.500% due 05/01/2023 - 02/01/2044	10,759	12,055
5.000% due 11/01/2025 - 01/01/2029	43	48
5.500% due 11/01/2021 - 09/01/2041	5,542	6,481
5.500% due 02/01/2025 - 07/01/2041	475	548
6.000% due 03/01/2021 - 05/01/2041	4,036	4,781
6.000% due 02/01/2027 - 10/01/2040	191	225
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	19,591	20,280
2.500% due 03/01/2051	6,100	6,409
5.000% due 01/01/2051	15,000	16,602
Total U.S. Government Agencies (Cost $124,211)		128,908
U.S. TREASURY OBLIGATIONS 103.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	14,470	14,387
3.000% due 08/15/2048 (h)	428	562
3.000% due 02/15/2049 (h)	15,554	20,481
4.375% due 05/15/2040 (h)	9,429	14,294
4.625% due 02/15/2040 (h)	5,625	8,760
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022	14,140	14,437
0.250% due 02/15/2050 (l)	608	725
0.375% due 07/15/2023	18,744	19,859
0.625% due 07/15/2021	5,016	5,081
0.625% due 02/15/2043	565	705
0.750% due 02/15/2045	553	714
1.000% due 02/15/2046	2,889	3,945
1.000% due 02/15/2048	989	1,379
1.000% due 02/15/2049 (h)	2,111	2,976
1.375% due 02/15/2044	3,818	5,503
U.S. Treasury Notes
1.625% due 02/15/2026 (l)	2,688	2,859
1.750% due 12/31/2024 (j)(l)	8,816	9,339
1.875% due 08/31/2022 (j)(l)	53,301	54,850
2.000% due 07/31/2022 (h)(j)	58,826	60,563
2.375% due 05/15/2029 (h)(l)	5,200	5,874
2.625% due 12/31/2025 (l)	10,574	11,759
2.625% due 02/15/2029 (h)(l)	163,600	187,738
3.000% due 10/31/2025 (j)(l)	11,968	13,491
Total U.S. Treasury Obligations (Cost $416,090)		460,281
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.9%
Adjustable Rate Mortgage Trust 0.548% due 08/25/2036 •	462	466
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •	2	1
Banc of America Funding Trust
3.373% due 06/25/2034 ~	2	2
3.506% due 05/25/2035 ~	2	2
Banc of America Mortgage Trust
3.094% due 07/25/2035 ^~	231	227
4.339% due 05/25/2033 ~	6	6
Bear Stearns Adjustable Rate Mortgage Trust
3.037% due 11/25/2034 ~	22	22
3.132% due 11/25/2034 ~	4	4
3.538% due 12/25/2035 ~	8	8
Bear Stearns ALT-A Trust
0.588% due 04/25/2035 •	138	138
2.951% due 10/25/2035 ^~	946	894
3.152% due 09/25/2035 ^~	425	335
Chase Mortgage Finance Trust
2.857% due 12/25/2035 ^~	218	213
3.213% due 09/25/2036 ^~	184	166
6.000% due 12/25/2036	149	105
Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •	3	3
2.570% due 05/25/2035 •	5	5
Countrywide Alternative Loan Trust
0.428% due 02/25/2037 •	107	97

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

0.488% due 11/25/2036 •		318	356
0.528% due 09/25/2046 ^•		1,031	981
5.500% due 07/25/2035 ^		4	3
6.000% due 05/25/2037 ^		1,416	872
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•		4	4
2.749% due 11/25/2034 ~		204	204
2.806% due 02/20/2035 ~		9	9
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.478% due 02/25/2036 •		2,428	2,386
GSR Mortgage Loan Trust
2.870% due 11/25/2035 ~		7	7
3.061% due 11/25/2035 ^~		451	427
3.201% due 09/25/2035 ~		6	6
6.000% due 02/25/2036 ^		3,654	2,340
6.000% due 07/25/2037 ^		925	822
HarborView Mortgage Loan Trust
0.392% due 12/19/2036 ^•		2,094	2,005
0.492% due 12/19/2036 ^•		145	133
0.592% due 05/19/2035 •		8	7
0.632% due 06/19/2035 •		973	961
3.338% due 06/19/2036 ^~		835	547
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	3,981	5,453
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 ^•		$1,177	1,141
3.522% due 06/25/2036 ~		2,040	1,870
JPMorgan Alternative Loan Trust 3.484% due 05/25/2036 ^~		1,032	791
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		75	77
2.706% due 10/25/2036 ~		91	79
3.311% due 10/25/2036 ^~		542	476
3.344% due 02/25/2035 ~		1	1
5.750% due 01/25/2036 ^		28	20
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		767	780
MASTR Adjustable Rate Mortgages Trust 2.699% due 07/25/2035 ^~		161	154
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.599% due 12/15/2030 •		24	23
0.639% due 06/15/2030 •		1	1
Merrill Lynch Alternative Note Asset Trust 0.448% due 03/25/2037 •		1,141	456
Merrill Lynch Mortgage Investors Trust
0.568% due 02/25/2036 •		20	19
0.648% due 11/25/2035 •		19	19
2.650% due 05/25/2033 ~		16	16
3.257% due 09/25/2035 ^~		449	416
Mortgage Equity Conversion Asset Trust 0.590% due 05/25/2042 •		1,685	1,579
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		39	27
Prime Mortgage Trust 6.000% due 06/25/2036 ^		395	390
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2037 •		1,018	951
0.318% due 01/25/2037 •		1,895	1,726
0.333% due 08/25/2036 •		1,844	1,698
0.508% due 07/25/2036 •		3,143	1,809
0.528% due 07/25/2036 •		1,811	1,812
0.528% due 09/25/2036 ^•		3,100	2,902
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 10/25/2035 •		15	15
2.009% due 01/25/2035 ^•		16	15
3.080% due 02/25/2034 ~		11	11
Structured Asset Mortgage Investments Trust 0.708% due 02/25/2036 ^•		12	12
Thornburg Mortgage Securities Trust 1.589% due 06/25/2047 ^•		833	745
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	1,956	2,686
WaMu Mortgage Pass-Through Certificates Trust
1.809% due 11/25/2042 •		$2	2
2.003% due 10/25/2046 •		80	76
3.675% due 02/25/2037 ^~		307	297
Wells Fargo Mortgage-Backed Securities Trust 2.808% due 12/25/2036 ^~		436	412
Total Non-Agency Mortgage-Backed Securities (Cost $40,916)			43,721
ASSET-BACKED SECURITIES 20.4%
Accredited Mortgage Loan Trust 0.618% due 09/25/2035 •		973	972
ACE Securities Corp. Home Equity Loan Trust 0.208% due 10/25/2036 •		8	4

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust 1.108% due 07/25/2035 •		1,093	1,097
Bear Stearns Asset-Backed Securities Trust
0.308% due 08/25/2036 •		1,241	1,585
0.388% due 06/25/2047 •		3,657	3,633
Citigroup Mortgage Loan Trust
0.308% due 12/25/2036 •		843	589
0.328% due 01/25/2037 •		5,554	4,671
0.348% due 05/25/2037 •		3,261	2,603
Citigroup Mortgage Loan Trust, Inc. 1.048% due 09/25/2035 ^•		2,201	2,132
Countrywide Asset-Backed Certificates
0.288% due 04/25/2047 •		1,089	1,062
0.298% due 05/25/2037 •		497	496
0.328% due 06/25/2047 •		312	311
0.688% due 03/25/2036 •		1,323	1,245
Fieldstone Mortgage Investment Trust 0.528% due 05/25/2036 •		1,709	1,372
First Franklin Mortgage Loan Trust
0.288% due 09/25/2036 •		752	748
0.468% due 04/25/2036 •		110	107
0.883% due 09/25/2035 •		18	19
Fremont Home Loan Trust
0.308% due 08/25/2036 •		12,724	5,524
1.198% due 11/25/2034 •		6,146	6,092
GSAMP Trust
0.198% due 12/25/2046 •		2,036	1,298
0.378% due 01/25/2037 •		3,495	3,002
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		86	86
HSI Asset Securitization Corp. Trust 0.308% due 05/25/2037 •		906	893
Long Beach Mortgage Loan Trust
0.448% due 05/25/2036 •		758	523
0.588% due 02/25/2036 •		3,784	3,696
0.708% due 10/25/2034 •		6	5
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		197	198
MASTR Asset-Backed Securities Trust
0.198% due 01/25/2037 •		16,131	5,969
0.358% due 05/25/2037 •		3,668	3,534
0.728% due 12/25/2035 •		866	861
Merrill Lynch Mortgage Investors Trust 0.648% due 07/25/2037 •		2,445	905
Morgan Stanley ABS Capital, Inc. Trust
0.238% due 01/25/2037 •		1,994	1,207
0.278% due 02/25/2037 •		5,166	3,162
0.308% due 09/25/2036 •		8,173	4,770
0.358% due 01/25/2037 •		2,874	1,769
0.648% due 04/25/2036 •		3,280	3,009
2.048% due 02/25/2047 •		1,741	1,631
Morgan Stanley Home Equity Loan Trust 0.248% due 12/25/2036 •		3,005	1,790
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		164	164
Option One Mortgage Loan Trust 0.288% due 01/25/2037 •		1,885	1,327
Popular ABS Mortgage Pass-Through Trust 0.478% due 07/25/2036 •		5,380	5,135
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		4,369	2,354
Residential Asset Securities Corp. Trust 0.448% due 08/25/2036 •		763	751
Securitized Asset-Backed Receivables LLC Trust
0.228% due 08/25/2036 •		1,430	628
0.388% due 07/25/2036 •		1,360	809
1.108% due 01/25/2036 ^•		2,824	2,464
SG Mortgage Securities Trust 0.288% due 10/25/2036 •		2,019	1,874
Structured Asset Investment Loan Trust 0.768% due 01/25/2036 •		1,178	1,082
Structured Asset Securities Corp. Mortgage Loan Trust
0.283% due 07/25/2036 •		790	773
0.318% due 12/25/2036 •		396	388
Total Asset-Backed Securities (Cost $85,122)			90,319
SOVEREIGN ISSUES 9.5%
Brazil Government International Bond 4.750% due 01/14/2050		2,389	2,563
Israel Government International Bond 4.125% due 01/17/2048		575	743
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	3,236,877	31,442
0.100% due 03/10/2029 (d)		544,460	5,299

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

Saudi Government International Bond
4.000% due 04/17/2025		$1,223	1,368
4.500% due 10/26/2046		200	243
5.000% due 04/17/2049		519	682
Total Sovereign Issues (Cost $39,988)			42,340
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		24,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(e)		750,000	745
Total Preferred Securities (Cost $750)			745
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (g) 0.3%			1,420
SHORT-TERM NOTES 0.5%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$2,000	2,001
ARGENTINA TREASURY BILLS 0.0%
34.251% due 01/29/2021 (b)(c)	ARS	30,816	214
Total Short-Term Instruments (Cost $3,654)			3,635
Total Investments in Securities (Cost $759,077)			822,298
		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		123,012	1,213
Total Short-Term Instruments (Cost $1,212)			1,213
Total Investments in Affiliates (Cost $1,212)			1,213
Total Investments 185.5% (Cost $760,289)			$823,511
Financial Derivative Instruments (i)(k) (13.7)%(Cost or Premiums, net $(11,334))			(60,990)
Other Assets and Liabilities, net (71.8)%			(318,664)
Net Assets 100.0%			$443,857

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$1,420	U.S. Treasury Bills 0.000% due 12/30/2021	$(1,448)	$1,420	$1,420
Total Repurchase Agreements	$(1,448)	$1,420	$1,420
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	0.180%	11/13/2020	01/13/2021	$(2,871)	$(2,872)
IND	0.150	12/16/2020	02/11/2021	(234,234)	(234,252)
JPS	0.080	12/09/2020	01/08/2021	(14,271)	(14,272)
Total Reverse Repurchase Agreements	$(251,396)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
MSC	0.150%	12/31/2020	01/04/2021	$(14,433)	$(14,433)
Total Sale-Buyback Transactions	$(14,433)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	4.500%	01/01/2051	$400	$(433)	$(434)
Sovereign Issues (2.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	10,600	(11,192)	(11,467)
Total Short Sales (2.7)%	$(11,625)	$(11,901)
(h)	Securities with an aggregate market value of $265,236 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(222,493) at a weighted average interest rate of 0.236%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $41 of accrued interest.

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	10	$2,170	$0	$0	$(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	71	15,163	(145)	53	0
$(145)	$53	$(1)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	03/2021	129	$(24,180)	$(505)	$0	$(159)
U.S. Treasury 2-Year Note March Futures	03/2021	1,381	(305,169)	(322)	0	(32)
U.S. Treasury 5-Year Note March Futures	03/2021	1,704	(214,984)	(536)	0	(80)
U.S. Treasury 10-Year Note March Futures	03/2021	382	(52,746)	9	0	(42)
U.S. Treasury 30-Year Bond March Futures	03/2021	1,195	(206,959)	1,696	0	(411)
United Kingdom Long Gilt March Futures	03/2021	54	(10,009)	(113)	0	(21)
$229	$0	$(745)
Total Futures Contracts	$84	$53	$(746)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$700	$(58)	$(8)	$(66)	$0	$(1)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	172,000	265	(3,145)	(2,880)	0	(115)
$207	$(3,153)	$(2,946)	$0	$(116)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Crossover 34 5-Year Index	5.000%	Quarterly	12/20/2025	EUR	2,300	$333	$6	$339	$0	$(3)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	6,100	$0	$6	$6	$1	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	12,200	0	12	12	2	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	59,700	(395)	2,264	1,869	29	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	11,600	156	2,208	2,364	94	0
Pay (6)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	8,000	0	1	1	0	0
Pay (6)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026	8,000	0	2	2	0	0
Pay (6)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026	8,000	0	5	5	0	0
Pay (6)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026	15,900	0	15	15	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$66,000	(769)	(34)	(803)	0	(7)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	29,600	304	26	330	2	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	159,500	(190)	7,322	7,132	0	(7)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		675,700	(20,268)	(6,459)	(26,727)	0	(379)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		139,400	3,027	2,839	5,866	100	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	67	(579)	(512)	0	(4)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		16,800	640	(2,574)	(1,934)	0	(23)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		31,700	(93)	(2,310)	(2,403)	0	(41)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		233,200	9,048	(989)	8,059	336	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	3,750,000	(1,189)	126	(1,063)	3	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(168)	(349)	(517)	7	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,700	281	961	1,242	0	(3)
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	10,300	1	(82)	(81)	9	0
Pay	UKRPI	3.490	Maturity	09/15/2028		3,400	5	251	256	0	(13)
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	79	332	411	0	(16)
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	88	341	429	0	(16)
Pay	UKRPI	3.480	Maturity	01/15/2030		7,100	8	322	330	0	(36)
Pay	UKRPI	3.415	Maturity	02/15/2030		3,100	0	91	91	0	(16)
Pay	UKRPI	3.475	Maturity	08/15/2030		10,300	(7)	165	158	0	(60)
Receive	UKRPI	3.397	Maturity	11/15/2030		300	0	1	1	2	0
Receive	UKRPI	3.445	Maturity	11/15/2030		600	0	(4)	(4)	4	0
Receive	UKRPI	3.510	Maturity	11/15/2030		300	0	(5)	(5)	2	0
Pay	UKRPI	3.217	Maturity	11/15/2040		500	0	(22)	(22)	0	(3)
Pay	UKRPI	3.272	Maturity	11/15/2040		400	0	(7)	(7)	0	(2)
Pay	UKRPI	3.273	Maturity	11/15/2040		600	0	(11)	(11)	0	(4)
Pay	UKRPI	3.340	Maturity	11/15/2040		500	0	7	7	0	(3)
Receive	UKRPI	3.000	Maturity	11/15/2050		200	0	20	20	0	(1)
Receive	UKRPI	3.051	Maturity	11/15/2050		400	0	21	21	0	(2)
Receive	UKRPI	3.143	Maturity	11/15/2050		200	0	(6)	(6)	0	(1)
							$(9,375)	$3,907	$(5,468)	$591	$(637)
Total Swap Agreements							$(8,835)	$760	$(8,075)	$591	$(756)
(j)

Securities with an aggregate market value of $13,165 and cash of $3,024 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $4 and liability of $(58) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		JPY	1,900,857			$18,278	$0		$(133)
		01/2021			$3,339		CAD	4,322	56		0
		02/2021			920		EUR	771	23		0
		03/2021		HKD	3,946			$509	0		0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

BPS	01/2021	CAD	14,348	11,256	0	(16)
01/2021	$1,022	CAD	1,302	1	0
01/2021	665	GBP	493	9	0
03/2021	TWD	281,101	$10,039	0	(88)
03/2021	$509	HKD	3,944	0	0
03/2021	10,057	SGD	13,572	213	0
BRC	01/2021	BRL	23,921	$4,508	0	(98)
01/2021	$4,603	BRL	23,921	2	0
CBK	01/2021	BRL	27,491	$5,290	0	(2)
01/2021	JPY	185,316	1,779	0	(16)
01/2021	$5,433	BRL	27,491	0	(140)
01/2021	9	ZAR	134	1	0
02/2021	BRL	27,491	$5,430	139	0
02/2021	$2,895	EUR	2,439	88	0
GLM	01/2021	BRL	27,599	4,394	55	0
01/2021	EUR	4,308	BRL	27,599	51	0
01/2021	$11,319	CAD	14,426	14	0
01/2021	37,660	JPY	3,897,866	91	0
02/2021	EUR	4,390	BRL	27,599	0	(55)
02/2021	JPY	3,897,866	$37,671	0	(92)
03/2021	CNH	5,001	757	0	(8)
HUS	01/2021	BRL	3,570	550	0	(137)
01/2021	GBP	7,186	9,607	0	(220)
01/2021	JPY	342,353	3,285	0	(31)
01/2021	$687	BRL	3,570	0	0
01/2021	6	ZAR	94	0	0
02/2021	RUB	767	$10	0	0
02/2021	$844	EUR	693	4	0
03/2021	701	CNY	4,649	9	0
SCX	01/2021	507	GBP	375	6	0
TOR	01/2021	CAD	18,286	$14,115	0	(251)
01/2021	JPY	1,469,339	14,085	0	(146)
01/2021	$14,354	CAD	18,287	13	0
02/2021	CAD	18,286	$14,355	0	(13)
UAG	03/2021	$3,369	TWD	93,417	0	(3)
Total Forward Foreign Currency Contracts	$775	$(1,449)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	147,700	$347	$632
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	237,300	872	5,248
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	467,000	1,837	10,075
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	80,000	640	6,313
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	52,500	308	3,487
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	5,100	2	462
Total Purchased Options	$4,006	$26,217
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	1,100	$(2)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	600	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	800	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	1,900	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	2,900	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	400	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	200	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	1,300	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	700	(1)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	900	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	400	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	900	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	200	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	1,000	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,000	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	600	(1)	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	1,800	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	500	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	1,800	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	500	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	600	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	600	(1)	(1)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	2,400	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	600	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,500	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,500	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	400	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	700	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	600	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	300	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	1,000	(2)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	1,000	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	1,000	(1)	(1)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	500	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	500	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	900	(1)	(1)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	900	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	200	0	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,100	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	700	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	700	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	600	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	700	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	600	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	700	(1)	(1)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	900	(2)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	500	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	800	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	800	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	800	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	900	(1)	(1)
$(66)	$(27)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	5,646	$(126)	$(104)
Call - OTC USD versus MXN	23.100	12/16/2021	5,646	(103)	(131)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	4,951	(51)	(46)
Call - OTC USD versus CNH	7.000	12/16/2021	4,951	(50)	(52)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	4,256	(84)	(71)
Call - OTC USD versus MXN	23.000	12/09/2021	4,256	(84)	(100)
$(498)	$(504)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	29,800	$(354)	$(656)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	45,600	(691)	(6,061)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	31,200	(347)	(3,451)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	75,900	(848)	(3,708)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	150,200	(1,846)	(7,834)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	10,200	0	(179)
$(4,086)	$(21,889)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	400	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	600	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	600	(2)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	400	(1)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	500	(2)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	400	(2)	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	500	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	400	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	400	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	400	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	500	(1)	(1)
$(21)	$(13)
Total Written Options	$(4,671)	$(22,433)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$8,652	$(1,834)	$1,431	$0	$(403)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	48,736	0.489% (3-Month USD-LIBOR plus a specified spread)	Maturity	01/13/2021	$313,000	$0	$(61,683)	$0	$(61,683)
SOG	Pay	S&P 500 Total Return Index	5,841	0.555% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/09/2021	44,201	0	(1,102)	0	(1,102)
$0	$(62,785)	$0	$(62,785)
Total Swap Agreements	$(1,834)	$(61,354)	$0	$(63,188)
(l)

Securities with an aggregate market value of $62,833 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$999	$999
Corporate Bonds & Notes
Banking & Finance	0	38,677	0	38,677
Industrials	0	6,361	0	6,361
Utilities	0	1,539	0	1,539
Municipal Bonds & Notes
California	0	1,313	0	1,313
Illinois	0	457	0	457
Iowa	0	25	0	25
Tennessee	0	91	0	91
Washington	0	2,887	0	2,887
U.S. Government Agencies	0	128,908	0	128,908
U.S. Treasury Obligations	0	460,281	0	460,281
Non-Agency Mortgage-Backed Securities	0	43,721	0	43,721
Asset-Backed Securities	0	90,319	0	90,319
Sovereign Issues	0	42,340	0	42,340
Preferred Securities
Banking & Finance	0	745	0	745
Short-Term Instruments
Repurchase Agreements	0	1,420	0	1,420
Short-Term Notes	0	2,001	0	2,001
Argentina Treasury Bills	0	214	0	214
	$0	$821,299	$999	$822,298
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,213	$0	$0	$1,213
Total Investments	$1,213	$821,299	$999	$823,511
Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,467)	0	(11,467)
U.S. Government Agencies	0	(434)	0	(434)
	$0	$(11,901)	$0	$(11,901)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	591	0	644
Over the counter	0	26,992	0	26,992
	$53	$27,583	$0	$27,636
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(746)	(756)	0	(1,502)
Over the counter	0	(87,070)	0	(87,070)
	$(746)	$(87,826)	$0	$(88,572)
Total Financial Derivative Instruments	$(693)	$(60,243)	$0	$(60,936)
Totals	$520	$749,155	$999	$750,674

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
American Honda Finance Corp. 1.068% due 03/29/2021 «		$1,000	$999
Total Loan Participations and Assignments (Cost $1,000)			999
CORPORATE BONDS & NOTES 9.0%
BANKING & FINANCE 6.8%
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	818
Barclays Bank PLC
7.625% due 11/21/2022 (h)		244	272
10.179% due 06/12/2021		2,400	2,496
Barclays PLC
1.601% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,244
7.125% due 06/15/2025 •(g)(h)	GBP	3,100	4,739
8.000% due 06/15/2024 •(g)(h)		$1,700	1,896
CIT Group, Inc. 5.000% due 08/15/2022		200	212
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~		5,200	5,261
1.322% (US0003M + 1.100%) due 05/17/2024 ~		300	304
4.044% due 06/01/2024 •		1,500	1,632
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,800	2,263
Credit Suisse Group AG
1.460% (US0003M + 1.240%) due 06/12/2024 ~		$2,000	2,029
3.750% due 03/26/2025		600	667
7.500% due 07/17/2023 •(g)(h)		1,600	1,748
Danske Bank A/S 1.280% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,304
Deutsche Bank AG
1.411% (US0003M + 1.190%) due 11/16/2022 ~		1,700	1,704
1.463% (US0003M + 1.230%) due 02/27/2023 ~		4,000	3,992
3.961% due 11/26/2025 •		1,900	2,078
4.250% due 10/14/2021		7,066	7,247
Discover Bank
3.450% due 07/27/2026		1,700	1,902
4.650% due 09/13/2028		2,700	3,233
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,301
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,362
Ford Motor Credit Co. LLC
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$500	500
3.087% due 01/09/2023		1,300	1,325
3.336% due 03/18/2021		200	201
3.550% due 10/07/2022		2,600	2,657
5.875% due 08/02/2021		600	615
HSBC Holdings PLC
1.220% (US0003M + 1.000%) due 05/18/2024 ~		600	604
2.848% due 06/04/2031 •		200	215
4.292% due 09/12/2026 •		1,400	1,597
4.300% due 03/08/2026		300	346
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,000	1,088
JPMorgan Chase & Co.
1.099% (US0003M + 0.890%) due 07/23/2024 ~		3,000	3,042
2.182% due 06/01/2028 •		5,800	6,161
Lloyds Banking Group PLC
4.550% due 08/16/2028		1,000	1,207
7.500% due 09/27/2025 •(g)(h)		2,500	2,881
7.875% due 06/27/2029 •(g)(h)	GBP	900	1,526
Nationwide Building Society 4.363% due 08/01/2024 •		$1,500	1,631
Natwest Group PLC
1.801% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,343
4.519% due 06/25/2024 •		1,500	1,639
4.892% due 05/18/2029 •		1,700	2,045
8.000% due 08/10/2025 •(g)(h)		1,100	1,284
8.625% due 08/15/2021 •(g)(h)		1,400	1,456

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Navient Corp.
5.500% due 01/25/2023		300	314
6.500% due 06/15/2022		200	212
6.625% due 07/26/2021		100	102
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	302
2.600% due 09/28/2022		300	308
2.650% due 07/13/2022		800	819
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,774
2.679% due 07/16/2030		1,300	1,378
3.103% due 01/16/2030		1,900	2,078
OneMain Finance Corp. 7.750% due 10/01/2021		200	211
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,200	2,449
Standard Chartered PLC 1.430% (US0003M + 1.200%) due 09/10/2022 ~		3,000	3,013
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	EUR	378	614
UBS AG
4.750% due 02/12/2026 •(h)		2,500	3,074
5.125% due 05/15/2024 (h)		$3,300	3,646
7.625% due 08/17/2022 (h)		300	332
UBS Group AG 4.125% due 09/24/2025		400	458
Wells Fargo & Co. 2.393% due 06/02/2028 •		16,200	17,255
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	4,428
			128,834
INDUSTRIALS 1.8%
Aker BP ASA 2.875% due 01/15/2026		$600	613
BAT Capital Corp. 3.222% due 08/15/2024		100	108
BAT International Finance PLC 3.950% due 06/15/2025		400	450
Boeing Co. 2.750% due 02/01/2026		1,100	1,157
Centene Corp. 4.250% due 12/15/2027		900	956
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,104
4.908% due 07/23/2025		700	814
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,000	1,115
CSN Resources S.A. 7.625% due 02/13/2023		450	468
DAE Funding LLC 5.250% due 11/15/2021		200	204
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,800	3,497
Imperial Brands Finance PLC
3.125% due 07/26/2024		$200	214
3.500% due 07/26/2026		200	222
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,754
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$100	121
5.200% due 07/15/2045		100	119
MPLX LP 2.650% due 08/15/2030		1,300	1,364
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,100	1,151
3.522% due 09/17/2025		2,000	2,146
4.345% due 09/17/2027		2,300	2,542
4.810% due 09/17/2030		1,100	1,241
President and Fellows of Harvard College 6.500% due 01/15/2039		1,100	1,781
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		600	589
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		1,800	1,919
3.375% due 07/09/2060		1,800	1,997
YPF S.A. 38.259% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	11,380	78

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	$1,600	1,769
		34,493
UTILITIES 0.4%
AT&T, Inc. 2.250% due 02/01/2032	400	406
Georgia Power Co. 2.650% due 09/15/2029	800	879
Pacific Gas & Electric Co. 4.550% due 07/01/2030	1,200	1,368
Petrobras Global Finance BV 5.093% due 01/15/2030	1,012	1,132
Sprint Communications, Inc. 6.000% due 11/15/2022	1,500	1,626
Sprint Corp.
7.125% due 06/15/2024	300	351
7.250% due 09/15/2021	900	938
7.875% due 09/15/2023	800	927
		7,627
Total Corporate Bonds & Notes (Cost $159,907)		170,954
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	100	185
Long Beach Unified School District, California General Obligation Bonds, Series 2011 5.914% due 08/01/2025	3,500	4,051
		4,236
COLORADO 0.2%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 6.220% due 12/15/2026	3,114	3,653
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	104	113
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,283
WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	600	785
Total Municipal Bonds & Notes (Cost $8,479)		10,070
U.S. GOVERNMENT AGENCIES 12.4%
Fannie Mae
0.375% due 08/25/2025	34,200	34,201
0.498% due 07/25/2037 •	11	11
0.528% due 07/25/2037 •	19	19
0.548% due 09/25/2035 •	67	68
2.310% due 08/01/2022	97	99
Freddie Mac
0.869% due 10/15/2037 •	23	24
4.000% due 01/01/2048	2,937	3,146
6.000% due 04/01/2040	4	5
Ginnie Mae
0.505% due 08/20/2047 •	771	766
6.000% due 12/15/2038	50	58
Ginnie Mae, TBA 5.000% due 01/01/2051	5,400	5,896
Small Business Administration
5.290% due 12/01/2027	16	17
5.720% due 01/01/2029	327	361
6.020% due 08/01/2028	243	267
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	21,409	22,684
3.500% due 04/01/2048	1,435	1,523
4.000% due 05/01/2021 - 03/01/2026	88	94
5.500% due 09/01/2023	2	2
6.000% due 07/01/2035 - 05/01/2041	708	833
7.500% due 04/01/2024 - 11/01/2037	72	82
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	52,202	54,039
2.500% due 03/01/2051	77,700	81,640

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

4.500% due 01/01/2051		25,900	28,072
Total U.S. Government Agencies (Cost $231,630)			233,907
U.S. TREASURY OBLIGATIONS 30.1%
U.S. Treasury Bonds
3.000% due 08/15/2048		500	657
3.000% due 02/15/2049		19,000	25,019
4.375% due 05/15/2040		5,300	8,034
4.625% due 02/15/2040		4,500	7,007
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022		38,654	39,347
0.125% due 04/15/2022		36,188	36,950
0.125% due 01/15/2023 (l)		8,122	8,438
0.250% due 02/15/2050		2,127	2,538
0.625% due 07/15/2021		9,242	9,363
0.625% due 02/15/2043		680	848
0.750% due 02/15/2045		1,990	2,569
1.000% due 02/15/2046		4,396	6,001
1.000% due 02/15/2048		13,515	18,837
1.000% due 02/15/2049		6,043	8,520
1.375% due 02/15/2044		6,033	8,696
U.S. Treasury Notes
1.625% due 02/15/2026		3,300	3,510
1.750% due 12/31/2024 (l)(n)		10,300	10,912
1.875% due 07/31/2022		15,300	15,724
2.000% due 07/31/2022 (l)(n)		8,000	8,236
2.000% due 11/30/2022		13,100	13,570
2.000% due 08/15/2025 (l)(n)		5,800	6,248
2.250% due 08/15/2027 (n)		100	111
2.375% due 05/15/2029		90,400	102,124
2.625% due 12/31/2025		12,100	13,456
2.625% due 02/15/2029		145,600	167,082
2.750% due 02/15/2024 (l)		10,500	11,344
3.000% due 09/30/2025 (l)		30,200	33,984
Total U.S. Treasury Obligations (Cost $511,653)			569,125
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust 5.078% due 11/25/2037 ^~		5,738	5,081
American Home Mortgage Assets Trust 1.529% due 11/25/2046 •		6,979	3,007
BCAP LLC Trust 6.000% due 03/26/2037 ~		6,009	4,399
Bear Stearns ALT-A Trust
3.056% due 11/25/2035 ^~		4,399	3,362
3.257% due 11/25/2035 ^~		173	164
ChaseFlex Trust 0.448% due 07/25/2037 •		3,737	3,352
Citigroup Mortgage Loan Trust
0.218% due 01/25/2037 •		4	3
2.520% due 03/25/2036 ^•		116	116
Citigroup Mortgage Loan Trust, Inc. 3.007% due 08/25/2035 ~		45	46
CitiMortgage Alternative Loan Trust 0.748% due 04/25/2037 •		1,609	1,300
Countrywide Alternative Loan Trust
0.268% due 12/25/2046 •		4,381	4,144
0.308% due 02/25/2047 •		16	14
0.308% due 09/25/2047 •		2,229	2,091
0.348% due 06/25/2037 •		52	48
1.609% due 02/25/2036 •		6	6
5.750% due 02/25/2037		893	679
6.000% due 08/25/2035		1,504	997
6.000% due 06/25/2047 ^		2,243	1,728
Countrywide Home Loan Mortgage Pass-Through Trust
2.749% due 11/25/2034 ~		4	4
2.806% due 02/20/2035 ~		1	1
3.105% due 11/25/2037 ~		751	732
5.500% due 11/25/2035 ^		29	24
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.478% due 08/25/2037 ^•		2,985	2,436
GSR Mortgage Loan Trust 2.870% due 11/25/2035 ~		3	3
HarborView Mortgage Loan Trust
0.342% due 01/19/2038 •		353	331
0.357% due 12/19/2036 •		967	870
0.492% due 12/19/2036 ^•		375	343
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	6,934	9,497
JPMorgan Mortgage Trust
2.588% due 07/25/2035 ~		$15	16
3.017% due 08/25/2034 ~		36	36
3.059% due 07/25/2035 ~		2,330	2,310
3.344% due 02/25/2035 ~		1	1

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

5.750% due 01/25/2036 ^		13	9
JPMorgan Resecuritization Trust 0.270% due 06/26/2037 •		4,160	4,016
Lehman Mortgage Trust 0.798% due 11/25/2036 •		1,587	916
Lehman XS Trust 0.373% due 08/25/2046 •		1,873	1,775
Merrill Lynch Mortgage Investors Trust 3.257% due 09/25/2035 ^~		72	67
Morgan Stanley Mortgage Loan Trust 1.078% due 11/25/2035 •		2,385	2,305
MortgageIT Securities Corp. Mortgage Loan Trust 0.378% due 06/25/2047 •		1,088	1,050
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,582	3,771
2.750% due 11/25/2059 ~		6,279	6,609
Residential Accredit Loans, Inc. Trust
0.333% due 08/25/2036 •		490	451
0.348% due 05/25/2047 •		5,638	5,218
Ripon Mortgages PLC 0.851% due 08/20/2056 •	GBP	22,960	31,381
Structured Adjustable Rate Mortgage Loan Trust 2.770% due 04/25/2035 ~		$107	100
Structured Asset Mortgage Investments Trust
0.268% due 08/25/2036 •		7,180	6,664
0.608% due 02/25/2036 •		671	666
Structured Asset Securities Corp. 0.498% due 04/25/2035 •		1,734	1,512
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	9,442	12,914
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		3,126	4,292
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,395	3,769
WaMu Mortgage Pass-Through Certificates Trust
1.308% due 11/25/2045 •		2,409	2,415
1.339% due 01/25/2047 •		16	16
1.379% due 05/25/2047 •		2,762	2,513
2.003% due 09/25/2046 •		34	34
2.003% due 10/25/2046 •		29	28
2.899% due 12/25/2035 ~		1,398	1,398
2.950% due 01/25/2037 ^~		207	182
3.163% due 06/25/2037 ^~		896	859
3.302% due 08/25/2036 ^~		95	89
Wells Fargo Mortgage-Backed Securities Trust 2.808% due 12/25/2036 ^~		131	123
Total Non-Agency Mortgage-Backed Securities (Cost $136,127)			142,283
ASSET-BACKED SECURITIES 7.5%
Aames Mortgage Investment Trust 1.138% due 07/25/2035 •		2,786	2,785
Asset-Backed Funding Certificates Trust 0.278% due 01/25/2037 •		2,299	1,793
Asset-Backed Securities Corp. Home Equity Loan Trust 1.108% due 07/25/2035 •		268	269
Bear Stearns Asset-Backed Securities Trust
0.298% due 07/25/2036 •		961	959
0.308% due 08/25/2036 •		575	735
0.348% due 12/25/2036 •		129	129
0.840% due 02/25/2036 •		1,776	1,760
BNC Mortgage Loan Trust 0.308% due 10/25/2036 •		928	911
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		1,433	1,442
Citigroup Mortgage Loan Trust
0.208% due 07/25/2045 •		18	15
0.308% due 12/25/2036 •		2,808	1,961
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2036 •		1,996	1,983
Countrywide Asset-Backed Certificates
0.288% due 06/25/2037 •		931	868
0.288% due 06/25/2047 ^•		978	910
0.338% due 11/25/2037 •		181	171
0.398% due 06/25/2047 •		1,200	1,129
0.448% due 07/25/2036 •		1,247	1,242
0.668% due 12/25/2036 ^•		3,859	3,753
0.688% due 03/25/2036 •		1,231	1,159
0.708% due 09/25/2036 •		1,576	1,576
4.517% due 10/25/2046 ^~		1,432	1,427
Credit-Based Asset Servicing & Securitization LLC 0.268% due 07/25/2037 •		7	6
Fieldstone Mortgage Investment Trust 0.883% due 12/25/2035 •		5,917	5,898
First Franklin Mortgage Loan Trust 0.943% due 09/25/2035 •		38	38

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Fremont Home Loan Trust
0.248% due 08/25/2036 •		97	42
0.488% due 02/25/2036 •		1,905	1,850
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		1,241	1,253
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	3,700	4,534
GSAA Home Equity Trust
0.348% due 03/25/2037 •		$4,801	2,044
3.414% due 03/25/2036 ~		4,635	3,677
GSAMP Trust
0.298% due 08/25/2036 •		2,436	2,397
0.378% due 01/25/2037 •		2,700	2,319
0.838% due 11/25/2035 •		3,556	3,514
1.468% due 12/25/2034 ^•		1,280	1,082
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		87	87
Home Equity Loan Trust 0.488% due 04/25/2037 •		5,300	4,286
Home Equity Mortgage Loan Asset-Backed Trust 1.213% due 08/25/2035 •		2,000	1,906
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.198% due 11/25/2034 •		163	161
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		73	71
Long Beach Mortgage Loan Trust 0.588% due 02/25/2036 •		3,661	3,576
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	700	861
MASTR Specialized Loan Trust
0.408% due 02/25/2036 •		$880	851
0.408% due 06/25/2046 •		2,861	2,750
Merrill Lynch Mortgage Investors Trust 0.258% due 08/25/2037 •		6,690	4,309
Monarch Grove CLO 1.095% due 01/25/2028 •		3,298	3,274
Morgan Stanley ABS Capital, Inc. Trust
0.248% due 07/25/2036 •		3	2
0.308% due 09/25/2036 •		2,770	1,617
0.363% due 03/25/2037 •		15,564	8,114
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		4,276	2,170
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •		152	152
Option One Mortgage Loan Trust
0.288% due 01/25/2037 •		3,613	2,544
0.368% due 04/25/2037 •		2,839	2,256
0.368% due 05/25/2037 •		1,647	1,208
0.458% due 04/25/2037 •		338	240
People's Choice Home Loan Securities Trust 0.668% due 12/25/2035 •		25	25
Popular ABS Mortgage Pass-Through Trust 0.478% due 07/25/2036 •		3,700	3,532
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,680	1,983
Residential Asset Securities Corp. Trust
0.398% due 04/25/2037 •		3,895	3,872
0.748% due 02/25/2036 •		580	577
Securitized Asset-Backed Receivables LLC Trust
0.388% due 07/25/2036 •		1,112	661
0.648% due 05/25/2036 •		1,362	953
0.728% due 11/25/2035 •		580	579
SG Mortgage Securities Trust 0.508% due 02/25/2036 •		4,634	3,333
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,800	3,930
Sound Point CLO Ltd. 1.359% due 01/23/2029 •		2,500	2,497
Soundview Home Loan Trust
0.208% due 11/25/2036 •		8	3
0.298% due 03/25/2037 •		503	485
0.318% due 07/25/2037 •		1,668	1,472
0.398% due 10/25/2036 •		3,900	3,738
0.988% due 08/25/2035 ^•		2,200	2,075
Specialty Underwriting & Residential Finance Trust 0.748% due 12/25/2036 •		1,296	1,275
Structured Asset Securities Corp. Mortgage Loan Trust 0.378% due 05/25/2047 •		1,511	1,477
Venture CLO Ltd.
1.256% due 04/20/2029 •(a)		5,600	5,600
1.448% due 04/20/2029 •		5,600	5,595

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Wind River CLO Ltd. 1.107% due 10/15/2027 •		2,064	2,060
Total Asset-Backed Securities (Cost $138,697)			141,788
SOVEREIGN ISSUES 4.7%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,199	490
0.125% due 07/09/2035 þ		2,196	809
0.125% due 07/09/2041 þ		7,350	2,799
1.000% due 07/09/2029		248	109
36.174% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,688	25
Brazil Government International Bond 4.750% due 01/14/2050		$1,954	2,096
Israel Government International Bond 4.125% due 01/17/2048		1,300	1,679
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	5,472,422	53,158
0.100% due 03/10/2029 (f)		2,627,396	25,573
Saudi Government International Bond
4.000% due 04/17/2025		$1,400	1,566
4.500% due 10/26/2046		200	243
5.000% due 04/17/2049		500	657
Total Sovereign Issues (Cost $85,952)			89,204
		SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		200,000	250
JPMorgan Chase & Co. 3.684% (US0003M + 3.470%) due 04/30/2021 ~(g)		1,091,000	1,084
			1,334
UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		524,026	14,072
Total Preferred Securities (Cost $15,439)			15,406
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (j) 0.0%			490
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$6,300	6,304
JAPAN TREASURY BILLS 2.1%
(0.113)% due 03/15/2021 - 03/29/2021 (c)(d)	JPY	4,010,000	38,844
U.S. TREASURY BILLS 0.0%
0.080% due 02/25/2021 (d)(e)(n)		$261	261
Total Short-Term Instruments (Cost $45,802)			45,899
Total Investments in Securities (Cost $1,334,686)			1,419,635
		SHARES
INVESTMENTS IN AFFILIATES 34.8%
SHORT-TERM INSTRUMENTS 34.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.8%
PIMCO Short-Term Floating NAV Portfolio III		66,791,341	658,629

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $658,445)	658,629
Total Investments in Affiliates (Cost $658,445)	658,629
Total Investments 109.9% (Cost $1,993,131)	$2,078,264
Financial Derivative Instruments (k)(m) 10.2%(Cost or Premiums, net $(24,544))	193,104
Other Assets and Liabilities, net (20.1)%	(380,026)
Net Assets 100.0%	$1,891,342

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$14,120	$14,072	0.74%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$490	U.S. Treasury Bills 0.000% due 12/30/2021	$(500)	$490	$490
Total Repurchase Agreements	$(500)	$490	$490
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2051	$5,400	$(5,976)	$(5,976)
Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	11,300	(11,930)	(12,225)
Total Short Sales (1.0)%	$(17,906)	$(18,201)
(1)	Payable for short sales includes $44 of accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(4,677) at a weighted average interest rate of 1.608%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-Mini Russell 2000 Index March Futures	03/2021	5,201	$513,547	$16,080	$0	$(442)
U.S. Treasury 5-Year Note March Futures	03/2021	523	65,984	126	25	0
$16,206	$25	$(442)
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	20	$(4,340)	$0	$1	$0
U.S. Treasury 2-Year Note March Futures	03/2021	1,029	(227,385)	(239)	0	(24)
U.S. Treasury 10-Year Note March Futures	03/2021	2,885	(398,355)	(364)	0	(316)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	461	(98,452)	1,784	0	(346)
United Kingdom Long Gilt March Futures	03/2021	11	(2,039)	(23)	0	(4)
$1,158	$1	$(690)
Total Futures Contracts	$17,364	$26	$(1,132)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	2.652%	EUR	3,400	$(487)	$260	$(227)	$0	$(5)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,000	$(82)	$(13)	$(95)	$0	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$712	$33	$29	$62	$1	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	368	17	18	35	1	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	1,000	8	9	17	1	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	2,200	49	6	55	1	0
iTraxx Crossover 34 5-Year Index	5.000	Quarterly	12/20/2025	EUR	9,300	1,348	24	1,372	0	(10)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	21,400	589	102	691	3	0
$2,044	$188	$2,232	$7	$(10)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	0.636%	Semi-Annual	12/21/2023	CAD	23,800	$0	$23	$23	$4	$0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023	47,600	0	47	47	7	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024	147,900	4,712	(81)	4,631	72	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	9,400	2,243	(328)	1,915	76	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,700	528	(139)	389	28	0
Pay(7)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026	CNY	32,100	0	5	5	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		32,100	0	6	6	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		32,100	0	21	21	1	0
Pay(7)	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		64,200	0	61	61	2	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$122,900	1,262	109	1,371	6	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	3,413	(1)	3,412	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		93,900	(4,780)	360	(4,420)	0	(40)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		110,500	(13,430)	690	(12,740)	0	(84)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		638,700	(27,931)	2,730	(25,201)	0	(322)
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(3,417)	382	(3,035)	0	(30)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		151,000	7,911	(1,557)	6,354	108	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,000	(2,454)	268	(2,186)	0	(21)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		15,000	(1,983)	256	(1,727)	0	(20)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		201,100	11,071	(4,198)	6,873	272	0
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045		7,700	(399)	(516)	(915)	26	0
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045		11,400	(578)	(765)	(1,343)	38	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	8,380,000	(2,480)	105	(2,375)	7	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	2,450	(410)	68	(342)	5	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		2,450	991	(169)	822	0	(2)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$33,700	(183)	569	386	36	0
Receive	UKRPI	3.334	Maturity	08/15/2025	GBP	21,500	251	(420)	(169)	18	0
Pay	UKRPI	3.490	Maturity	09/15/2028		22,600	1,020	679	1,699	0	(87)
Pay	UKRPI	3.593	Maturity	11/15/2028		3,800	244	119	363	0	(14)
Pay	UKRPI	3.595	Maturity	11/15/2028		13,100	848	409	1,257	0	(49)
Pay	UKRPI	3.603	Maturity	11/15/2028		3,700	245	116	361	0	(14)
Pay	UKRPI	3.480	Maturity	01/15/2030		23,400	467	622	1,089	0	(119)
Pay	UKRPI	3.415	Maturity	02/15/2030		6,200	21	161	182	0	(32)
Pay	UKRPI	3.475	Maturity	08/15/2030		21,500	(240)	570	330	0	(125)
Receive	UKRPI	3.397	Maturity	11/15/2030		1,000	0	3	3	6	0
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	(11)	(11)	11	0
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	(18)	(18)	6	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,700	0	(74)	(74)	0	(10)
Pay	UKRPI	3.272	Maturity	11/15/2040		1,300	0	(23)	(23)	0	(8)
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(34)	(34)	0	(11)
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	25	25	0	(10)
Receive	UKRPI	3.000	Maturity	11/15/2050		700	0	69	69	0	(4)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,300	0	69	69	0	(7)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	(22)	(22)	0	(4)
							$(23,058)	$186	$(22,872)	$731	$(1,016)
Total Swap Agreements							$(21,583)	$621	$(20,962)	$738	$(1,033)
(l)

Securities with an aggregate market value of $57,764 and cash of $2,799 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $1 for closed futures agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		01/2021		JPY	4,089,346			$39,321	$0		$(285)
		02/2021			$2,298		EUR	1,885	7		0
		03/2021		HKD	1,233			$159	0		0
BPS		01/2021		CAD	15,294			11,998	0		(17)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

03/2021	TWD	723,034	25,822	0	(227)
03/2021	$25,831	SGD	34,860	548	0
BRC	01/2021	BRL	50,216	$9,462	0	(205)
01/2021	$9,663	BRL	50,216	5	0
01/2021	1,106	GBP	828	27	0
03/2021	JPY	3,320,000	$32,110	0	(69)
CBK	01/2021	GBP	317	424	0	(10)
01/2021	JPY	398,674	3,827	0	(34)
01/2021	$62	ZAR	973	4	0
03/2021	11	MXN	248	1	0
GLM	01/2021	BRL	36,527	EUR	5,816	73	0
01/2021	51,736	$9,956	0	(5)
01/2021	EUR	5,701	BRL	36,527	67	0
01/2021	$10,179	51,736	0	(219)
01/2021	11,728	CAD	14,947	15	0
01/2021	81,019	JPY	8,385,546	196	0
02/2021	BRL	51,736	$10,173	216	0
02/2021	EUR	5,810	BRL	36,527	0	(72)
02/2021	JPY	8,385,546	$81,042	0	(198)
03/2021	CNH	19,029	2,882	0	(30)
HUS	01/2021	BRL	1,520	234	0	(58)
01/2021	GBP	48,926	65,426	0	(1,482)
01/2021	JPY	736,511	7,067	0	(66)
01/2021	$292	BRL	1,520	0	0
01/2021	1,253	GBP	926	13	0
01/2021	82	ZAR	1,292	6	0
02/2021	4,574	EUR	3,755	18	0
03/2021	2,803	CNY	18,589	37	0
RYL	01/2021	222	NZD	314	4	0
SCX	01/2021	GBP	298	$396	0	(12)
01/2021	$1,140	GBP	845	16	0
03/2021	JPY	690,000	$6,675	0	(15)
TOR	01/2021	CAD	45,176	34,871	0	(620)
01/2021	JPY	3,161,015	30,301	0	(314)
01/2021	$35,460	CAD	45,176	31	0
02/2021	CAD	45,176	$35,463	0	(32)
UAG	02/2021	EUR	16,326	19,334	0	(632)
Total Forward Foreign Currency Contracts	$1,284	$(4,602)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	530,600	$1,306	$2,270
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	261,100	960	5,775
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	572,600	2,252	12,353
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	157,800	1,262	12,452
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	163,200	958	10,839
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.200	03/15/2021	9,400	3	852
Total Purchased Options	$6,741	$44,541
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900%	01/20/2021	3,300	$(6)	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	1,600	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	2,100	(3)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.450	01/20/2021	5,600	(5)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	01/20/2021	8,300	(13)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	1,400	(2)	(2)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	98.250	01/20/2021	600	(4)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	4,200	(12)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	01/20/2021	2,100	(3)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.425	03/17/2021	3,300	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.775	03/17/2021	1,700	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,300	(3)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	900	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.475	01/20/2021	2,800	(3)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	01/20/2021	1,700	(3)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.825	01/20/2021	2,800	(5)	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	2,400	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,200	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	6,600	(5)	(4)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,300	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	3,600	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	6,600	(7)	(7)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	03/17/2021	2,300	(3)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,200	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	2,200	(3)	(4)
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	5,900	(12)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	02/17/2021	2,400	(3)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	03/17/2021	2,300	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	5,800	(3)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	5,800	(10)	(10)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	1,500	(2)	(2)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	01/20/2021	2,400	(4)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,900	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	1,200	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	3,000	(5)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	3,200	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	3,200	(4)	(2)
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	02/17/2021	1,700	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	02/17/2021	1,400	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,400	(5)	(3)
GST	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	01/20/2021	2,600	(3)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	900	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,400	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	02/17/2021	2,500	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	02/17/2021	2,500	(3)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	03/17/2021	4,400	(3)	(3)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.425	03/17/2021	2,400	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	03/17/2021	4,400	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	03/17/2021	2,400	(3)	(2)
JLN	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	01/20/2021	2,200	(4)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.000	01/20/2021	2,400	(5)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	1.050	01/20/2021	1,200	(2)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	3,200	(2)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	3,200	(3)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	3,100	(4)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	03/17/2021	3,400	(4)	(2)
$(212)	$(102)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	22,658	$(504)	$(416)
Call - OTC USD versus MXN	23.100	12/16/2021	22,658	(414)	(527)
MYI	Put - OTC USD versus CNH	CNH	6.400	12/16/2021	19,868	(202)	(185)
Call - OTC USD versus CNH	7.000	12/16/2021	19,868	(202)	(210)
Put - OTC USD versus MXN	MXN	19.000	12/09/2021	17,078	(338)	(283)
Call - OTC USD versus MXN	23.000	12/09/2021	17,078	(338)	(401)
$(1,998)	$(2,022)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	34,400	$(409)	$(757)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	70,600	(899)	(1,333)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	83,300	(1,262)	(11,072)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	86,200	(958)	(9,534)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	83,600	(935)	(4,084)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	183,200	(2,251)	(9,555)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.100	03/15/2021	18,800	0	(330)
$(6,714)	$(36,665)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	1,100	$(4)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	1,500	(5)	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	2,500	(8)	(2)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	1,700	(6)	(12)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	1,200	(5)	0
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	1,100	(4)	0
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	1,800	(3)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,500	(4)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	1,700	(3)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	1,700	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	1,500	(9)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	1,800	(5)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,800	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	1,700	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,900	(6)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	1,900	(2)	(3)
$(77)	$(57)
Total Written Options	$(9,001)	$(38,846)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,254	$(701)	$550	$0	$(151)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Russell 2000 Index	49,527	0.205% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2021	$412,783	$0	$88,378	$88,378	$0
BRC	Receive	Russell 2000 Index	14,890	0.272% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/09/2021	93,338	0	57,162	57,162	0
CBK	Receive	Russell 2000 Index	24,052	0.244% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2021	217,760	0	25,634	25,634	0
FAR	Receive	Russell 2000 Index	19,352	(0.122)% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	195,886	0	49	49	0
Receive	Russell 2000 Index	8,387	0.028% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/07/2021	70,269	0	14,623	14,623	0
MYI	Receive	Russell 2000 Index	18,959	(0.162)% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/07/2021	191,908	0	63	63	0
SOG	Receive	Russell 2000 Index	3,378	0.130% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	27,816	0	6,369	6,369	0
$0	$192,278	$192,278	$0
Total Swap Agreements	$(701)	$192,828	$192,278	$(151)
(n)

Securities with an aggregate market value of $3,305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2020 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$999	$999
Corporate Bonds & Notes
Banking & Finance	0	128,834	0	128,834
Industrials	0	34,493	0	34,493
Utilities	0	7,627	0	7,627
Municipal Bonds & Notes
California	0	4,236	0	4,236
Colorado	0	3,653	0	3,653
Illinois	0	113	0	113
New York	0	1,283	0	1,283
Washington	0	785	0	785
U.S. Government Agencies	0	233,907	0	233,907
U.S. Treasury Obligations	0	569,125	0	569,125
Non-Agency Mortgage-Backed Securities	0	142,283	0	142,283
Asset-Backed Securities	0	141,788	0	141,788
Sovereign Issues	0	89,204	0	89,204
Preferred Securities
Banking & Finance	0	1,334	0	1,334
Utilities	0	0	14,072	14,072
Short-Term Instruments
Repurchase Agreements	0	490	0	490
Short-Term Notes	0	6,304	0	6,304
Japan Treasury Bills	0	38,844	0	38,844
U.S. Treasury Bills	0	261	0	261
	$0	$1,404,564	$15,071	$1,419,635
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$658,629	$0	$0	$658,629
Total Investments	$658,629	$1,404,564	$15,071	$2,078,264
Short Sales, at Value - Liabilities
Sovereign Issues	0	(12,225)	0	(12,225)
U.S. Government Agencies	0	(5,976)	0	(5,976)
	$0	$(18,201)	$0	$(18,201)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	738	0	764
Over the counter	0	238,103	0	238,103
	$26	$238,841	$0	$238,867
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,132)	(1,033)	0	(2,165)
Over the counter	0	(43,595)	(4)	(43,599)
	$(1,132)	$(44,628)	$(4)	$(45,764)
Total Financial Derivative Instruments	$(1,106)	$194,213	$(4)	$193,103
Totals	$657,523	$1,580,576	$15,067	$2,253,166

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Strategic Bond Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Brookfield Retail Holdings 2.647% due 08/27/2025		$200	$190
Cornerstone Building Brands, Inc. 3.904% due 04/12/2025		196	196
Dell International LLC 2.750% due 09/19/2025		469	470
IRB Holding Corp. TBD% due 12/15/2027		200	200
KIK Custom Products, Inc. TBD% due 12/17/2026		200	201
U.S. Foods, Inc. 1.897% due 06/27/2023		299	296
Zayo Group Holdings, Inc. 3.470% due 03/09/2027		269	267
Total Loan Participations and Assignments (Cost $1,809)			1,820
CORPORATE BONDS & NOTES 21.9%
BANKING & FINANCE 14.6%
AIA Group Ltd. 0.759% (US0003M + 0.520%) due 09/20/2021 ~		700	700
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(g)	EUR	400	512
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$400	428
Bank of America Corp. 3.864% due 07/23/2024 •		300	325
Barclays PLC
3.375% due 04/02/2025 •	EUR	100	135
4.610% due 02/15/2023 •		$200	209
4.972% due 05/16/2029 •		700	840
BNP Paribas S.A.
4.705% due 01/10/2025 •		300	334
7.000% due 08/16/2028 •(f)		300	356
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	55
CIT Group, Inc. 4.750% due 02/16/2024		200	219
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)	EUR	200	251
Credit Suisse AG 6.500% due 08/08/2023 (g)		$200	226
Credit Suisse Group AG
4.550% due 04/17/2026		500	589
6.375% due 08/21/2026 •(f)(g)		200	223
Deutsche Bank AG
3.961% due 11/26/2025 •		400	437
4.250% due 02/04/2021		700	702
Ford Motor Credit Co. LLC
0.172% due 12/01/2024 •	EUR	100	113
1.744% due 07/19/2024		100	122
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$200	200
3.375% due 11/13/2025		300	308
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/2022		205	206
Goldman Sachs Group, Inc.
1.215% (US0003M + 1.000%) due 07/24/2023 ~		200	202
1.325% (US0003M + 1.110%) due 04/26/2022 ~		200	201
1.824% (US0003M + 1.600%) due 11/29/2023 ~		300	310
Harley-Davidson Financial Services, Inc. 1.168% (US0003M + 0.940%) due 03/02/2021 ~		400	400
HSBC Holdings PLC
4.292% due 09/12/2026 •		300	342
4.583% due 06/19/2029 •		100	118
JPMorgan Chase & Co.
1.115% (US0003M + 0.900%) due 04/25/2023 ~		400	404
1.445% (US0003M + 1.230%) due 10/24/2023 ~		300	305
Lazard Group LLC 4.500% due 09/19/2028		800	950
LeasePlan Corp. NV 2.875% due 10/24/2024		200	212

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Lloyds Banking Group PLC 7.625% due 06/27/2023 •(f)(g)	GBP	300	452
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	206
Nationwide Building Society
4.302% due 03/08/2029 •		300	349
4.363% due 08/01/2024 •		300	326
Natwest Group PLC
3.875% due 09/12/2023		500	543
4.519% due 06/25/2024 •		200	219
4.800% due 04/05/2026		500	591
8.625% due 08/15/2021 •(f)(g)		300	312
Navient Corp. 6.625% due 07/26/2021		200	205
OneMain Finance Corp. 6.125% due 03/15/2024		250	273
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		7	7
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		950	1,072
7.375% due 06/24/2022 •(f)(g)	GBP	200	287
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		$700	748
Societe Generale S.A. 6.750% due 04/06/2028 •(f)(g)		300	337
UniCredit SpA 7.830% due 12/04/2023		600	712
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	200	246
Wells Fargo & Co.
1.444% (US0003M + 1.230%) due 10/31/2023 ~		$200	203
3.000% due 04/22/2026		300	330
			18,352
INDUSTRIALS 5.7%
American Airlines Pass-Through Trust 3.250% due 04/15/2030		82	75
Boeing Co. 1.950% due 02/01/2024		200	206
Broadcom, Inc. 4.110% due 09/15/2028		315	361
Constellation Brands, Inc. 2.650% due 11/07/2022		200	208
D.R. Horton, Inc.
4.375% due 09/15/2022		100	106
4.750% due 02/15/2023		200	215
Expedia Group, Inc.
6.250% due 05/01/2025		100	116
7.000% due 05/01/2025		200	220
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~		200	200
Hasbro, Inc. 2.600% due 11/19/2022		200	208
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		400	418
IHS Markit Ltd. 5.000% due 11/01/2022		200	214
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	417
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	208
Microchip Technology, Inc. 3.922% due 06/01/2021		400	406
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	160	234
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		$500	536
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		600	616
Petroleos Mexicanos 6.840% due 01/23/2030		200	210
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		800	816
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	232
TEGNA, Inc. 4.625% due 03/15/2028		200	205
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		78	78
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	322
Transocean, Inc. 7.250% due 11/01/2025		100	51
United Airlines Pass-Through Trust 5.875% due 04/15/2029		200	217

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	100	141
			7,236
UTILITIES 1.6%
CNOOC Finance Ltd. 3.000% due 05/09/2023		$300	312
Duke Energy Corp. 0.871% (US0003M + 0.650%) due 03/11/2022 ~		300	302
ONEOK, Inc. 4.550% due 07/15/2028		700	802
Petrobras Global Finance BV 5.299% due 01/27/2025		325	368
Rio Oil Finance Trust 8.200% due 04/06/2028		245	276
			2,060
Total Corporate Bonds & Notes (Cost $25,547)			27,648
U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
0.268% due 03/25/2034 •		8	8
1.048% due 04/25/2032 •		11	11
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		1,103	1,188
Uniform Mortgage-Backed Security, TBA
2.500% due 03/01/2051		15,800	16,601
3.000% due 02/01/2051		4,200	4,404
Total U.S. Government Agencies (Cost $22,072)			22,212
U.S. TREASURY OBLIGATIONS 14.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)		2,417	2,426
0.750% due 07/15/2028		1,245	1,448
1.375% due 02/15/2044		223	322
1.750% due 01/15/2028		746	915
U.S. Treasury Notes
0.625% due 08/15/2030		100	97
1.250% due 07/31/2023 (l)		587	604
1.500% due 02/15/2030		6,300	6,662
2.625% due 02/15/2029 (l)		360	413
2.875% due 05/15/2028 (l)		1,100	1,274
3.125% due 11/15/2028		3,300	3,906
Total U.S. Treasury Obligations (Cost $16,970)			18,067
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		147	141
Banc of America Funding Trust 3.373% due 06/20/2032 ~		27	28
Bear Stearns Adjustable Rate Mortgage Trust 3.022% due 02/25/2034 ~		26	26
Bear Stearns ALT-A Trust 3.706% due 05/25/2036 ^~		790	543
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		465	435
Countrywide Home Loan Mortgage Pass-Through Trust 3.090% due 08/25/2034 ^~		6	6
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.785% due 07/25/2033 ~		8	8
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		289	252
EMF-NL Prime BV 0.293% due 04/17/2041 •	EUR	45	53
GSR Mortgage Loan Trust
3.071% due 06/25/2034 ~		$17	17
5.750% due 01/25/2037 ^		14	12
HarborView Mortgage Loan Trust 3.863% due 06/19/2036 ^~		146	100
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	250	339
MASTR Adjustable Rate Mortgages Trust 2.684% due 05/25/2034 ~		$50	51
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.019% due 08/15/2032 •		94	88
Residential Accredit Loans, Inc. Trust 5.775% due 09/25/2037 ~		519	442
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		204	116
Structured Asset Mortgage Investments Trust 0.652% due 07/19/2035 •		25	24

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	1,090	1,497
WaMu Mortgage Pass-Through Certificates Trust
2.009% due 08/25/2042 •		$14	14
3.375% due 03/25/2037 ^~		553	509
Total Non-Agency Mortgage-Backed Securities (Cost $4,719)			4,701
ASSET-BACKED SECURITIES 17.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.853% due 11/25/2035 •		555	557
1.168% due 09/25/2034 •		433	432
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,000	1,222
Babson Euro CLO BV 0.309% due 10/25/2029 •		406	492
Bayview Financial Acquisition Trust 6.096% due 12/28/2036 þ		$429	449
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		246	248
Bear Stearns Asset-Backed Securities Trust
0.378% due 02/25/2037 •		551	493
0.778% due 02/25/2036 •		554	548
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	500	610
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		$400	399
Countrywide Asset-Backed Certificates 0.348% due 06/25/2047 ^•		484	444
Countrywide Asset-Backed Certificates Trust 0.888% due 08/25/2047 •		195	191
CSAB Mortgage-Backed Trust 0.288% due 11/25/2036 •		991	250
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	500	611
Fremont Home Loan Trust 0.288% due 01/25/2037 •		$634	417
HSI Asset Securitization Corp. Trust 0.928% due 01/25/2036 •		400	372
IXIS Real Estate Capital Trust 0.378% due 01/25/2037 •		122	63
LCM LP 1.258% due 10/20/2027 •		400	400
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		414	418
LoanCore Issuer Ltd. 1.289% due 05/15/2036 •		1,000	995
Morgan Stanley ABS Capital, Inc. Trust
0.298% due 09/25/2036 •		742	365
0.688% due 12/25/2034 •		231	225
OZLM Ltd. 1.264% due 04/30/2027 •		509	509
Palmer Square Loan Funding Ltd.
1.024% due 02/20/2028 •		352	351
1.121% due 11/15/2026 •		322	321
Residential Asset Securities Corp. Trust
0.668% due 07/25/2036 ^•		1,422	1,258
0.748% due 02/25/2036 •		1,570	1,561
Saxon Asset Securities Trust 0.458% due 09/25/2037 •		440	428
SG Mortgage Securities Trust 0.358% due 10/25/2036 •		700	542
Sierra Madre Funding Ltd. 0.553% due 09/07/2039 •		1,192	1,091
Sound Point CLO Ltd.
1.289% due 10/20/2028 •(a)		700	700
1.359% due 01/23/2029 •		800	799
Soundview Home Loan Trust 0.348% due 06/25/2037 •		673	553
Terwin Mortgage Trust 0.518% due 01/25/2037 •		646	303
Tikehau CLO BV 0.880% due 12/07/2029 •	EUR	400	489
Tralee CLO Ltd. 1.328% due 10/20/2028 •		$600	600
Venture CLO Ltd.
1.256% due 04/20/2029 •(a)		500	500
1.366% due 10/22/2031 •		700	701
1.448% due 04/20/2029 •		700	699
WaMu Asset-Backed Certificates WaMu Trust 0.373% due 05/25/2037 •		485	453

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Zais CLO Ltd. 1.387% due 04/15/2028 •		407	405
Total Asset-Backed Securities (Cost $21,173)			22,464
SOVEREIGN ISSUES 7.4%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2021 (c)	BRL	14,000	2,645
China Development Bank
3.230% due 01/10/2025	CNY	10,500	1,610
3.340% due 07/14/2025		9,300	1,430
Israel Government International Bond 3.800% due 05/13/2060		$200	238
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,800	621
6.350% due 08/12/2028		3,100	1,089
8.200% due 08/12/2026		1,000	375
Provincia de Buenos Aires 36.050% due 04/12/2025	ARS	380	2
Saudi Government International Bond 4.500% due 10/26/2046		$200	243
South Africa Government International Bond 4.850% due 09/30/2029		400	426
Turkey Government International Bond 6.350% due 08/10/2024		600	645
Total Sovereign Issues (Cost $8,743)			9,324
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~		100,000	44
Citigroup, Inc. 4.000% due 12/10/2025 •(f)		200,000	206
Nationwide Building Society 10.250% ~		250	60
Total Preferred Securities (Cost $306)			310
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.7%
REPURCHASE AGREEMENTS (h) 0.4%			493
SHORT-TERM NOTES 0.2%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$300	300
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (c)(d)	ARS	2,276	17
JAPAN TREASURY BILLS 15.1%
(0.092)% due 03/22/2021 - 03/29/2021 (b)(c)	JPY	1,970,000	19,083
Total Short-Term Instruments (Cost $19,859)			19,893
Total Investments in Securities (Cost $121,198)			126,438
		SHARES
INVESTMENTS IN AFFILIATES 17.5%
SHORT-TERM INSTRUMENTS 17.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.5%
PIMCO Short-Term Floating NAV Portfolio III		2,238,227	22,071
Total Short-Term Instruments (Cost $22,065)			22,071
Total Investments in Affiliates (Cost $22,065)			22,071
Total Investments 117.5% (Cost $143,263)			$148,509
Financial Derivative Instruments (i)(k) (0.7)%(Cost or Premiums, net $(2,220))			(897)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Other Assets and Liabilities, net (16.8)%	(21,254)
Net Assets 100.0%	$126,358

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	12/31/2020	01/04/2021	$493	U.S. Treasury Bills 0.000% due 12/30/2021	$(503)	$493	$493
Total Repurchase Agreements	$(503)	$493	$493

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(1,025) at a weighted average interest rate of 0.433%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond March Futures	03/2021	27	$5,014	$19	$2	$0
Euro-Bund 10-Year Bond March Futures	03/2021	17	3,689	0	0	(1)
U.S. Treasury 10-Year Note March Futures	03/2021	45	6,214	5	5	0
$24	$7	$(1)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	16	$(2,019)	$(6)	$0	$(1)
U.S. Treasury 30-Year Bond March Futures	03/2021	56	(9,699)	80	0	(19)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2021	1	(214)	4	0	(1)
$78	$0	$(21)
Total Futures Contracts	$102	$7	$(22)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.554%		$200	$(1)	$4	$3	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.635	EUR	300	1	5	6	0	0
							$0	$9	$9	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$3,200	$(135)	$(169)	$(304)	$0	$(7)
iTraxx Europe Main 32 5-Year Index		(1.000)	Quarterly	12/20/2024	EUR	700	(18)	(2)	(20)	0	0
iTraxx Europe Senior 27 5-Year Index		(1.000)	Quarterly	06/20/2022		900	(27)	12	(15)	0	0
							$(180)	$(159)	$(339)	$0	$(7)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2026	GBP	9,400	$(2)	$6	$4	$0	$(14)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	7,900	0	0	0	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		6,300	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		1,800	0	0	0	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		2,700	0	0	0	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		1,900	0	0	0	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		34,700	1	53	54	0	0
Pay	1-Year BRL-CDI	3.364	Maturity	01/03/2022		50,900	0	69	69	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	900	0	8	8	0	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		200	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		400	2	3	5	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		300	0	5	5	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		300	0	6	6	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		200	0	4	4	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		100	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		2,100	1	38	39	1	0
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		$400	(4)	34	30	0	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025		3,300	0	44	44	2	0
Receive(6)	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		14,800	147	154	301	0	(20)
Pay	3-Month USD-LIBOR	1.400	Semi-Annual	12/29/2050		1,250	(8)	4	(4)	5	0
Receive(6)	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		500	16	18	34	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	180,000	(9)	(24)	(33)	0	0
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		52,000	0	(1)	(1)	0	0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029	62,000	0	(5)	(5)	0	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	900	0	122	122	0	(5)
$144	$541	$685	$8	$(41)
Total Swap Agreements	$(36)	$391	$355	$8	$(48)
(j)	Securities with an aggregate market value of $669 and cash of $1,389 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	$318	ZAR	4,857	$12	$0
02/2021	PEN	757	$210	1	0
03/2021	JPY	1,340,000	12,981	0	(10)
03/2021	$597	COP	2,186,244	43	0
BPS	01/2021	CAD	1,050	$810	0	(15)
01/2021	$256	MXN	5,070	0	(1)
03/2021	82	INR	6,118	2	0
BRC	03/2021	JPY	135,927	$1,309	0	(8)
BSH	10/2021	BRL	14,000	2,467	0	(194)
CBK	01/2021	$293	ZAR	4,631	21	0
02/2021	321	RUB	24,030	3	0
GLM	01/2021	BRL	3,696	$726	14	0
01/2021	PEN	2,689	746	3	0
01/2021	$741	BRL	3,696	0	(29)
01/2021	314	CAD	400	0	0
02/2021	668	BRL	3,396	0	(14)
02/2021	77	RUB	5,839	2	0
03/2021	CNH	19,982	$3,026	0	(32)
HUS	01/2021	BRL	300	46	0	(12)
01/2021	GBP	1,216	1,626	0	(37)
01/2021	$58	BRL	300	0	0
01/2021	357	MXN	7,354	12	0
02/2021	52	RUB	3,889	0	0
03/2021	JPY	494,072	$4,759	0	(31)
SCX	01/2021	EUR	5,336	6,390	0	(128)
02/2021	5,336	6,533	10	0
UAG	02/2021	$169	RUB	12,854	4	0
Total Forward Foreign Currency Contracts	$127	$(511)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.306%	10/29/2021	50	$4	$2
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.306	10/29/2021	50	4	4
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	10/25/2021	100	7	5
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.370	10/25/2021	100	7	8

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.365	10/22/2021	200	14	11
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.365	10/22/2021	200	14	15
Total Purchased Options	$50	$45
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC CDX.IG-35 5-Year Index	Buy	0.425%	03/17/2021	500	$0	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	500	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	200	0	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	1,300	(2)	(1)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	300	0	0
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	200	0	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	02/17/2021	700	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	02/17/2021	700	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	03/17/2021	700	(1)	(1)
$(5)	$(3)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.013%	01/25/2021	1,000	$(6)	$(8)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.016	01/25/2021	1,000	(6)	(4)
$(12)	$(12)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	100	$0	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	1,500	(5)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	300	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	400	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	300	(1)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	400	(1)	(2)
$(9)	$(6)
Total Written Options	$(26)	$(21)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.039%	$900	$16	$(18)	$0	$(1)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.039	300	5	(5)	0	(1)
$21	$(23)	$0	$(2)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	0.376%	$200	$0	$3	$3	$0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	200	(6)	7	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.142	200	(8)	10	2	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	300	(5)	4	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.638	100	0	1	1	0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.554	200	(1)	4	3	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.143	100	(2)	1	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	200	(6)	7	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	100	(1)	3	2	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.542	700	(31)	18	0	(13)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.033	200	(6)	6	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.183	100	(5)	6	1	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.812	100	(1)	2	1	0
							$(72)	$72	$15	$(15)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index		(0.090)%	Monthly	08/25/2037	$59	$31	$(29)	$2	$0
GST	ABX.HE.AAA.7-1 Index		(0.090)	Monthly	08/25/2037	177	91	(84)	7	0
MYC	ABX.HE.AAA.7-1 Index		(0.090)	Monthly	08/25/2037	295	152	(140)	12	0
							$274	$(253)	$21	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046	$11,152	$(2,385)	$1,866	$0	$(519)
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	600	(21)	29	8	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	400	(11)	16	5	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	400	(14)	19	5	0
							$(2,431)	$1,930	$18	$(519)
Total Swap Agreements							$(2,208)	$1,726	$54	$(536)
(l)

Securities with an aggregate market value of $1,099 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2020

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,820	$0	$1,820
Corporate Bonds & Notes
Banking & Finance	0	18,395	0	18,352
Industrials	0	7,236	0	7,236
Utilities	0	2,060	0	2,060
U.S. Government Agencies	0	22,212	0	22,212
U.S. Treasury Obligations	0	18,067	0	18,067
Non-Agency Mortgage-Backed Securities	0	4,362	339	4,701
Asset-Backed Securities	0	22,464	0	22,464
Sovereign Issues	0	9,324	0	9,324
Preferred Securities
Banking & Finance	0	266	0	310
Short-Term Instruments
Repurchase Agreements	0	493	0	493
Short-Term Notes	0	300	0	300
Argentina Treasury Bills	0	17	0	17
Japan Treasury Bills	0	19,083	0	19,083
	$0	$126,099	$339	$126,438
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,071	$0	$0	$22,071
Total Investments	$22,071	$126,099	$339	$148,509
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	8	0	15
Over the counter	0	226	0	226
	$7	$234	$0	$241
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(48)	0	(70)
Over the counter	0	(1,068)	0	(1,068)
	$(22)	$(1,116)	$0	$(1,138)
Total Financial Derivative Instruments	$(15)	$(882)	$0	$(897)
Totals	$22,056	$125,217	$339	$147,612

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Total Return ESG Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.5% ¤
CORPORATE BONDS & NOTES 64.3%
BANKING & FINANCE 36.7%
AerCap Ireland Capital DAC 4.625% due 07/01/2022		$325	$342
Alexandria Real Estate Equities, Inc.
3.800% due 04/15/2026		3,600	4,144
4.000% due 01/15/2024		9,600	10,574
American Tower Corp. 5.000% due 02/15/2024		3,000	3,398
Andrew W Mellon Foundation 0.947% due 08/01/2027		9,000	8,999
Asian Development Bank 1.875% due 08/10/2022		5,200	5,341
Banco de Sabadell S.A. 1.125% due 03/11/2027 •	EUR	2,400	3,036
Banco Santander Chile 2.700% due 01/10/2025		$7,100	7,526
Banco Santander S.A. 1.125% due 06/23/2027	EUR	4,500	5,829
Bank of America Corp.
0.981% due 09/25/2025 •		$12,700	12,845
1.486% due 05/19/2024 •		7,700	7,884
2.456% due 10/22/2025 •		4,300	4,586
Bank of Nova Scotia 2.375% due 01/18/2023		5,300	5,522
Bankinter S.A. 0.625% due 10/06/2027	EUR	3,100	3,867
Barclays Bank PLC 7.625% due 11/21/2022 (g)		$805	896
Barclays PLC
0.625% due 11/14/2023 •	EUR	8,000	9,890
1.651% (US0003M + 1.430%) due 02/15/2023 ~		$1,400	1,410
3.250% due 02/12/2027	GBP	2,100	3,203
3.684% due 01/10/2023		$1,800	1,856
4.610% due 02/15/2023 •		800	835
7.875% due 09/15/2022 •(f)(g)	GBP	2,200	3,208
BBVA USA 3.500% due 06/11/2021		$6,656	6,732
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,303
3.099% due 01/01/2030		3,400	3,414
BNP Paribas S.A. 3.500% due 03/01/2023		800	852
Boston Properties LP 3.400% due 06/21/2029		9,400	10,503
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		12,300	12,482
Cantor Fitzgerald LP 6.500% due 06/17/2022		2,800	3,026
Capital One Financial Corp. 4.250% due 04/30/2025		2,600	2,970
Citigroup, Inc.
0.776% due 10/30/2024 •		13,800	13,896
1.678% due 05/15/2024 •		11,500	11,852
Community Preservation Corp. 2.867% due 02/01/2030		15,000	15,695
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		10,800	10,885
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	3,900	4,903
2.750% due 05/12/2026		1,500	1,992
2.750% due 01/22/2028	GBP	2,900	4,098
Credit Agricole S.A.
1.235% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,655
3.750% due 04/24/2023		10,300	11,064
Credit Suisse Group AG 3.574% due 01/09/2023		2,900	2,989
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		2,700	2,853
Crown Castle International Corp. 5.250% due 01/15/2023		2,600	2,846

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Digital Dutch Finco BV
1.000% due 01/15/2032	EUR	4,700	5,952
1.500% due 03/15/2030		4,300	5,680
Equinix, Inc. 1.550% due 03/15/2028		$13,400	13,633
Equitable Holdings, Inc.
3.900% due 04/20/2023		7,238	7,789
4.350% due 04/20/2028		7,000	8,278
ERP Operating LP 4.150% due 12/01/2028		1,900	2,268
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	13,947
European Investment Bank
1.625% due 10/09/2029		13,150	13,943
2.375% due 05/24/2027		10,000	11,057
2.875% due 06/13/2025		10,500	11,644
3.300% due 02/03/2028	AUD	3,400	3,064
Federal Realty Investment Trust 1.250% due 02/15/2026		$9,100	9,272
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	4,700	6,047
HAT Holdings LLC
3.750% due 09/15/2030		$3,500	3,649
5.250% due 07/15/2024		4,500	4,689
Host Hotels & Resorts LP
3.375% due 12/15/2029		9,600	9,876
3.500% due 09/15/2030		3,100	3,271
ING Groep NV
1.400% due 07/01/2026 •		6,300	6,412
4.625% due 01/06/2026		5,300	6,241
International Bank for Reconstruction & Development 2.250% due 01/17/2023	CAD	12,600	10,300
JPMorgan Chase & Co. 0.653% due 09/16/2024 •		$12,600	12,669
KBC Group NV 0.375% due 06/16/2027 •	EUR	4,700	5,859
KEB Hana Bank 3.375% due 01/30/2022		$10,100	10,407
Kilroy Realty LP
2.500% due 11/15/2032		6,000	6,094
4.750% due 12/15/2028		6,600	7,782
Kimco Realty Corp. 2.700% due 10/01/2030		13,700	14,775
Kookmin Bank 2.500% due 11/04/2030		9,300	9,480
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		23,500	24,248
Lloyds Banking Group PLC
4.375% due 03/22/2028		7,200	8,571
7.625% due 06/27/2023 •(f)(g)	GBP	2,200	3,316
Low Income Investment Fund
3.386% due 07/01/2026		$1,700	1,813
3.711% due 07/01/2029		4,300	4,680
Mediobanca Banca di Credito Finanziario SpA 1.000% due 09/08/2027	EUR	2,700	3,418
MGIC Investment Corp. 5.750% due 08/15/2023		$2,400	2,607
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,794
1.480% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,900
3.922% due 09/11/2024 •		$2,900	3,155
Morgan Stanley 0.864% due 10/21/2025 •		13,900	14,020
National Australia Bank Ltd.
3.250% due 03/24/2022	AUD	780	624
3.625% due 06/20/2023		$8,300	8,971
4.000% due 12/16/2021	AUD	1,172	937
Natwest Group PLC 2.359% due 05/22/2024 •		$11,500	11,972
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		11,000	12,012
NongHyup Bank 1.250% due 07/20/2025		12,000	12,236
NTT Finance Corp. 1.900% due 07/21/2021		4,200	4,231
ORIX Corp. 4.050% due 01/16/2024		3,500	3,838
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	12,716
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		5,400	5,741
Prologis International Funding S.A. 1.750% due 03/15/2028	EUR	4,800	6,569
Prologis LP 1.250% due 10/15/2030		$4,100	4,063

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Regency Centers LP 3.700% due 06/15/2030		3,600	4,084
Reliance Standard Life Global Funding 3.850% due 09/19/2023		2,800	3,004
SATO OYJ 1.375% due 02/24/2028	EUR	4,700	5,901
SBA Communications Corp. 4.875% due 09/01/2024		$2,600	2,670
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		6,000	6,829
Shinhan Financial Group Co. Ltd. 3.340% due 02/05/2030 •		6,400	6,798
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		900	927
SL Green Operating Partnership LP 1.201% (US0003M + 0.980%) due 08/16/2021 ~		3,300	3,293
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	10,000	12,677
0.958% (US0003M + 0.740%) due 10/18/2022 ~		$550	555
UDR, Inc.
3.100% due 11/01/2034		10,500	11,818
3.500% due 01/15/2028		1,800	2,021
Unipol Gruppo SpA 3.250% due 09/23/2030	EUR	6,400	8,309
USAA Capital Corp. 2.125% due 05/01/2030		$6,000	6,313
Visa, Inc. 0.750% due 08/15/2027		9,900	9,880
Voya Financial, Inc. 3.650% due 06/15/2026		2,900	3,320
Welltower, Inc. 2.700% due 02/15/2027		12,100	13,340
Westpac Banking Corp. 3.100% due 06/03/2021	AUD	10,300	8,038
Weyerhaeuser Co. 7.375% due 03/15/2032		$2,500	3,752
			728,240
INDUSTRIALS 12.3%
Apple, Inc. 3.000% due 06/20/2027		2,200	2,465
Autodesk, Inc. 3.600% due 12/15/2022		2,000	2,097
Boise Cascade Co. 4.875% due 07/01/2030		3,600	3,904
Broadcom, Inc. 3.459% due 09/15/2026		5,004	5,558
Campbell Soup Co. 3.300% due 03/15/2021		3,300	3,319
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	7,800	9,839
Coca-Cola European Partners PLC 4.500% due 09/01/2021		$2,800	2,849
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032		12,500	12,534
Conagra Brands, Inc. 4.300% due 05/01/2024		4,500	5,038
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	5,133
3.950% due 04/04/2028		2,500	2,912
Danone S.A.
2.947% due 11/02/2026		5,800	6,379
3.000% due 06/15/2022		5,300	5,503
Dell International LLC
5.450% due 06/15/2023		1,000	1,106
6.200% due 07/15/2030		3,500	4,554
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	12,088
ERAC USA Finance LLC
2.600% due 12/01/2021		1,500	1,526
2.700% due 11/01/2023		3,000	3,168
Fiserv, Inc. 2.650% due 06/01/2030		4,600	4,980
Ford Foundation 2.815% due 06/01/2070		15,200	16,343
General Mills, Inc. 1.228% (US0003M + 1.010%) due 10/17/2023 ~		600	610
Global Switch Finance BV 1.375% due 10/07/2030	EUR	4,600	5,866
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		$1,075	1,176
Infineon Technologies AG 2.000% due 06/24/2032	EUR	2,800	3,895
International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		$1,100	1,149

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

4.375% due 06/01/2047		1,000	1,232
John D and Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	13,239
Komatsu Finance America, Inc. 2.437% due 09/11/2022		2,800	2,895
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		1,454	1,359
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	13,692
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	5,502
Microsoft Corp. 2.700% due 02/12/2025		5,600	6,085
NXP BV 3.400% due 05/01/2030		11,700	13,287
Owens Corning 3.400% due 08/15/2026		2,900	3,206
PeaceHealth Obligated Group 3.218% due 11/15/2050		6,400	6,957
RELX Capital, Inc. 3.000% due 05/22/2030		10,300	11,445
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		7,100	7,548
Rockefeller Foundation 2.492% due 10/01/2050		6,400	6,674
Ryder System, Inc. 2.875% due 06/01/2022		6,200	6,407
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,000	1,325
WK Kellogg Foundation Trust 2.443% due 10/01/2050		$6,500	6,645
Xylem, Inc.
1.950% due 01/30/2028		5,500	5,801
2.250% due 01/30/2031		5,500	5,797
			243,087
UTILITIES 15.3%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		11,750	13,072
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		6,424	6,677
AES Corp. 2.450% due 01/15/2031		9,500	9,631
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	1,500	2,162
Arizona Public Service Co. 2.650% due 09/15/2050		$10,400	10,894
Avangrid, Inc.
3.150% due 12/01/2024		12,130	13,234
3.200% due 04/15/2025		6,300	6,902
3.800% due 06/01/2029		5,800	6,658
Azure Power Energy Ltd. 5.500% due 11/03/2022		900	925
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		7,759	8,303
Baltimore Gas & Electric Co. 3.350% due 07/01/2023		4,500	4,801
British Telecommunications PLC 4.500% due 12/04/2023		3,300	3,656
Clearway Energy Operating LLC 4.750% due 03/15/2028		4,000	4,294
DTE Electric Co. 4.050% due 05/15/2048		3,200	4,210
Duke Energy Carolinas LLC 3.950% due 11/15/2028		3,000	3,579
Duke Energy Florida LLC 2.500% due 12/01/2029		9,900	10,818
EDP Finance BV 1.710% due 01/24/2028		9,000	9,004
Electricite de France S.A. 3.625% due 10/13/2025		3,600	4,039
Enel Finance International NV 2.650% due 09/10/2024		10,800	11,512
Eversource Energy 1.650% due 08/15/2030		8,700	8,679
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,952
5.950% due 07/29/2026		6,600	7,162
5.950% due 07/29/2026		3,800	4,123
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		6,400	6,583
India Green Energy Holdings 5.375% due 04/29/2024		4,700	4,980
Interstate Power & Light Co.
3.600% due 04/01/2029		6,000	6,937

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

4.100% due 09/26/2028		3,500	4,172
MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	9,098
3.650% due 04/15/2029		6,000	7,128
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	8,987
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		6,700	6,887
2.200% due 12/02/2026	AUD	10,300	8,207
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	14,955
Northern States Power Co.
2.600% due 06/01/2051		3,000	3,181
2.900% due 03/01/2050		3,985	4,503
NSTAR Electric Co. 3.250% due 05/15/2029		7,800	8,975
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	3,171
Public Service Co. of Colorado 2.700% due 01/15/2051		4,000	4,287
Sempra Energy 0.667% (US0003M + 0.450%) due 03/15/2021 ~		4,300	4,303
Solar Star Funding LLC 5.375% due 06/30/2035		5,768	6,383
Southern California Edison Co. 3.700% due 08/01/2025		4,800	5,387
Tucson Electric Power Co. 1.500% due 08/01/2030		4,600	4,559
Union Electric Co. 2.625% due 03/15/2051		4,300	4,507
Verizon Communications, Inc.
1.500% due 09/18/2030		9,800	9,653
3.875% due 02/08/2029		8,000	9,425
			304,555
Total Corporate Bonds & Notes (Cost $1,206,322)			1,275,882
MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 2.0%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030		4,000	4,302
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025		3,000	3,182
2.534% due 06/01/2028		4,000	4,296
2.584% due 06/01/2029		4,450	4,782
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035		4,100	4,252
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032		5,600	5,841
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 2.825% due 11/01/2041		6,500	6,814
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021		1,250	1,266
2.082% due 11/01/2024		520	552
2.371% due 11/01/2026		1,000	1,089
2.483% due 11/01/2027		850	934
2.533% due 11/01/2028		1,000	1,098
2.593% due 11/01/2029		1,200	1,321
Total Municipal Bonds & Notes (Cost $37,470)			39,729
U.S. GOVERNMENT AGENCIES 36.5%
Fannie Mae
0.191% due 07/25/2037 •		181	178
0.398% due 05/25/2037 •		7	7
0.459% due 06/25/2055 •		1,299	1,295
0.508% due 03/25/2037 •		14	14
1.725% due 08/01/2035 •		428	430
1.944% due 07/01/2044 •		51	52
2.096% due 08/01/2035 •		84	85
2.191% due 09/01/2034 •		37	39
2.217% due 09/01/2035 •		14	15
2.310% due 08/01/2022		195	199
2.329% due 09/01/2037 •		8	8
2.358% due 01/25/2031 ~(a)		46,100	6,821
2.444% due 10/25/2029		14,800	16,336
2.560% due 07/01/2035 •		190	196
2.711% due 07/01/2034 •		3	4
2.742% due 05/25/2035 ~		36	36
2.937% due 04/25/2029		12,500	14,167
2.959% due 09/25/2027 ~		10,000	11,323
3.000% due 05/01/2028		3,578	3,730
3.101% due 01/01/2035 •		53	55
3.322% due 04/01/2038 •		51	54

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

3.527% due 04/01/2038 •	23	24
3.681% due 03/01/2033 •	3	3
3.682% due 04/01/2038 •	13	13
4.010% due 12/01/2028	9,040	10,514
6.000% due 08/01/2032	5	5
6.500% due 06/25/2044	35	42
7.500% due 02/01/2027	31	31
Freddie Mac
0.549% due 12/15/2042 •	5,439	5,468
0.826% due 02/25/2031	1,544	1,532
0.869% due 10/15/2037 •	9	9
1.018% due 08/25/2029 ~(a)	25,500	1,863
1.156% due 09/25/2030 ~(a)	61,293	5,603
1.783% due 06/25/2034	15,000	15,201
2.417% due 12/01/2022 •	4	4
2.700% due 08/01/2023	28,600	28,848
2.875% due 04/25/2026	9,500	10,441
2.939% due 04/25/2029	9,500	10,785
3.210% due 07/01/2030 •	2	2
3.500% due 12/01/2047 - 05/01/2048 (i)	34,030	36,656
3.500% due 05/01/2048	7,564	8,182
3.751% due 04/01/2038 •	24	25
3.783% due 04/01/2033 •	1	1
3.903% due 08/15/2032 ~	9	9
4.000% due 08/01/2030 - 06/01/2048	1,292	1,406
4.500% due 02/01/2029 - 05/01/2031	340	372
4.500% due 03/01/2030 - 01/01/2036	158	175
5.000% due 10/01/2039	18	21
5.500% due 01/01/2034 - 01/01/2039	384	450
6.000% due 09/01/2027 - 02/01/2034	9	11
6.000% due 06/01/2028 - 05/01/2040	1,527	1,803
6.500% due 05/15/2032	1,620	1,877
7.000% due 02/15/2027 - 07/01/2029	169	191
7.500% due 09/01/2025	3	3
Ginnie Mae
0.455% due 10/20/2043 •	2,042	2,039
0.505% due 05/20/2047 •	750	752
0.720% due 05/20/2066 •	710	712
0.740% due 05/20/2065 •	967	976
0.860% due 02/20/2066 •	975	981
0.940% due 09/20/2066 •	4,695	4,764
1.080% due 11/20/2067 •	2,255	2,298
1.586% due 06/20/2067 •	6,538	6,674
1.904% due 04/20/2067 •	1,982	2,021
2.250% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	20	20
2.250% due 07/20/2027 - 08/20/2027 •	9	10
2.875% (H15T1Y + 1.500%) due 06/20/2022 ~	8	8
3.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	32	32
3.000% due 02/20/2032 •	146	152
3.125% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	34	35
3.125% due 12/20/2026 •	2	2
3.500% due 08/15/2045 - 08/20/2049	29,365	32,213
4.000% due 09/20/2040 - 07/20/2048	33,045	37,055
4.000% due 05/20/2048 (i)	6,099	6,877
5.000% due 03/15/2033 - 05/15/2042	431	491
6.000% due 04/15/2037	34	38
7.000% due 08/15/2031 - 02/20/2032	5	6
Ginnie Mae, TBA
3.000% due 03/01/2051	2,800	2,930
4.000% due 01/01/2051	2,000	2,118
4.500% due 01/01/2051	57,100	61,148
5.000% due 02/01/2051	3,000	3,306
Small Business Administration
5.130% due 09/01/2023	24	25
5.520% due 06/01/2024	137	145
Uniform Mortgage-Backed Security
2.500% due 07/01/2050 (i)	14,973	15,827
3.000% due 04/01/2034 - 08/01/2046	20,491	21,610
3.000% due 03/01/2050 (i)	28,002	29,397
3.500% due 10/01/2025 - 03/01/2047	1,680	1,831
4.000% due 10/01/2024 - 08/01/2047	7,406	7,941
4.000% due 10/01/2047	53	57
4.500% due 03/01/2023 - 10/01/2042	1,084	1,205
4.500% due 10/01/2023	1	1
5.000% due 02/01/2038 - 02/01/2041	228	263
5.500% due 04/01/2021 - 02/01/2049	2,794	3,237
5.500% due 06/01/2022 - 08/01/2039	8,266	9,598
6.000% due 09/01/2028 - 09/01/2039	1,221	1,426
6.000% due 10/01/2028 - 07/01/2036	153	173
6.500% due 01/01/2026 - 01/01/2029	3	4
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	113,300	117,287
2.500% due 01/01/2051 - 03/01/2051	40,800	42,869
3.000% due 01/01/2051 - 02/01/2051	56,000	58,670

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

4.000% due 01/01/2051		46,000	49,126
Total U.S. Government Agencies (Cost $706,384)			724,964
U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (i)		64,300	63,481
1.375% due 08/15/2050 (i)		21,800	20,376
2.000% due 02/15/2050 (i)		9,200	9,974
2.500% due 02/15/2045		1,900	2,262
2.750% due 11/15/2042 (m)		1,600	1,980
2.875% due 05/15/2043 (i)		3,900	4,923
2.875% due 08/15/2045 (k)(m)		1,500	1,905
3.000% due 05/15/2042 (k)		700	899
3.000% due 11/15/2044 (i)		2,100	2,714
3.000% due 05/15/2045 (i)(k)		34,700	44,950
3.125% due 02/15/2043 (i)		12,100	15,848
3.125% due 08/15/2044 (i)		3,200	4,214
3.375% due 05/15/2044		1,500	2,048
3.625% due 02/15/2044 (i)(m)		2,200	3,111
3.750% due 11/15/2043 (i)		7,600	10,923
U.S. Treasury Notes
1.875% due 07/31/2022 (k)(m)		2,631	2,704
2.000% due 10/31/2021 (k)		864	877
Total U.S. Treasury Obligations (Cost $188,197)			193,189
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		1,264	1,177
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,831	1,674
BCAP LLC Trust 4.861% due 03/26/2037 þ		183	184
Bear Stearns Structured Products, Inc. Trust 2.728% due 12/26/2046 ^~		451	402
Credit Suisse Mortgage Capital Mortgage-Backed Trust 0.748% due 04/25/2037 •		2,904	853
DC Office Trust 2.965% due 09/15/2045		13,400	14,824
FirstMac Mortgage Funding Trust 1.320% due 03/08/2049 •	AUD	3,300	2,555
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	5,269
GSMPS Mortgage Loan Trust 0.548% due 04/25/2036 •		1,530	1,342
GSR Mortgage Loan Trust 2.922% due 03/25/2047 ^~		1,407	1,145
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~		2	2
IndyMac Mortgage Loan Trust 3.063% due 01/25/2036 ^~		684	645
JPMorgan Mortgage Trust 6.500% due 07/25/2036 ^		2,319	1,450
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		825	838
MASTR Alternative Loan Trust 5.000% due 11/25/2033		1	1
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		4,240	4,451
MortgageIT Mortgage Loan Trust 0.608% due 04/25/2036 •		1,014	969
One New York Plaza Trust 1.109% due 01/15/2026 •		9,600	9,636
Residential Accredit Loans, Inc. Trust 0.528% due 07/25/2036 •		1,407	1,408
Structured Asset Mortgage Investments Trust 0.408% due 03/25/2037 •		687	293
Thornburg Mortgage Securities Trust 2.635% due 10/25/2046 •		848	841
Towd Point Mortgage Funding 0.956% due 07/20/2045 •	GBP	10,532	14,404
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •		5,089	6,987
WaMu Mortgage Pass-Through Certificates Trust
3.153% due 12/25/2036 ^~		$752	714
3.410% due 03/25/2037 ~		874	874
Total Non-Agency Mortgage-Backed Securities (Cost $71,907)			72,938
ASSET-BACKED SECURITIES 1.8%
Bear Stearns Asset-Backed Securities Trust
0.308% due 08/25/2036 •		394	503
1.123% due 05/25/2035 •		3,017	3,008

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Chesapeake Funding LLC 0.529% due 08/15/2030 •		1,421	1,421
Countrywide Asset-Backed Certificates 0.378% due 05/25/2037 •		2,300	2,148
GSAMP Trust 0.218% due 12/25/2036 •		298	181
HSI Asset Loan Obligation Trust 0.208% due 12/25/2036 •		232	85
JPMorgan Mortgage Acquisition Corp. 0.763% due 10/25/2035 ^•		3,145	3,085
LCM LP 1.258% due 10/20/2027 •		3,400	3,400
Lehman XS Trust 5.144% due 01/25/2036 ^þ		3,842	3,873
Morgan Stanley ABS Capital, Inc. Trust
0.278% due 01/25/2037 •		3,173	1,931
0.448% due 06/25/2036 •		735	651
1.398% due 07/25/2037 •		400	380
Morgan Stanley IXIS Real Estate Capital Trust 0.298% due 11/25/2036 •		9,171	4,309
Morgan Stanley Mortgage Loan Trust 0.508% due 04/25/2037 •		328	158
New Century Home Equity Loan Trust 3.148% due 01/25/2033 ^•		955	886
Option One Mortgage Loan Trust 0.368% due 02/25/2037 •		4,259	2,781
Palmer Square Loan Funding Ltd. 0.887% due 07/15/2026 •		947	944
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,386	1,686
SLM Student Loan Trust 0.335% due 01/25/2027 •		968	963
Structured Asset Securities Corp. Mortgage Loan Trust 1.498% due 12/25/2034 •		273	274
Utah State Board of Regents 0.900% due 01/25/2057 •		1,418	1,420
Venture CLO Ltd. 1.024% due 02/28/2026 •		1,514	1,511
Total Asset-Backed Securities (Cost $33,710)			35,598
SOVEREIGN ISSUES 7.1%
Export Development Canada 1.800% due 09/01/2022	CAD	10,600	8,544
Guatemala Government International Bond 5.375% due 04/24/2032		$5,400	6,608
Hong Kong Government International Bond 2.500% due 05/28/2024		9,300	9,840
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,293
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	5,015
Korea Development Bank 0.500% due 10/27/2023		9,300	9,334
Korea International Bond 2.000% due 06/19/2024		9,400	9,850
Mexico Government International Bond 1.350% due 09/18/2027	EUR	7,800	9,861
Paraguay Government International Bond 4.950% due 04/28/2031		$1,500	1,821
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		6,200	6,487
Province of Ontario 2.650% due 02/05/2025	CAD	24,325	20,701
Province of Quebec
1.850% due 02/13/2027		8,000	6,672
2.450% due 03/01/2023		5,000	4,110
2.600% due 07/06/2025		19,600	16,768
Queensland Treasury Corp. 3.000% due 03/22/2024	AUD	5,200	4,366
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	19,104
Total Sovereign Issues (Cost $130,501)			140,374
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		260,000	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Total Convertible Preferred Securities (Cost $0)		0
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)	4,900,000	5,341
Total Preferred Securities (Cost $4,900)		5,341
SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS (h) 3.0%		59,196
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.078% due 01/14/2021 - 02/25/2021 (d)(e)(m)	$1,269	1,269
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.079% due 02/18/2021 - 03/16/2021 (b)(d)(e)(m)	2,964	2,964
Total Short-Term Instruments (Cost $63,429)		63,429
Total Investments in Securities (Cost $2,442,820)		2,551,444
Total Investments 128.5% (Cost $2,442,820)		$2,551,444
Financial Derivative Instruments (j)(l) (0.5)%(Cost or Premiums, net $(3,364))		(9,043)
Other Assets and Liabilities, net (28.0)%		(557,315)
Net Assets 100.0%		$1,985,086

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$5,596	U.S. Treasury Bills 0.000% due 12/30/2021	$(5,708)	$5,596	$5,596
NOM	0.080	12/31/2020	01/04/2021	53,600	U.S. Treasury Bonds 3.375% due 11/15/2048	(54,804)	53,600	53,600
Total Repurchase Agreements	$(60,512)	$59,196	$59,196
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.130%	12/16/2020	01/15/2021	$(8,186)	$(8,186)
0.160	12/02/2020	01/07/2021	(8,755)	(8,757)
0.160	12/10/2020	01/11/2021	(24,330)	(24,332)
0.170	11/19/2020	01/19/2021	(22,783)	(22,788)
0.180	12/14/2020	01/14/2021	(34,726)	(34,730)
CIB	0.160	12/17/2020	01/19/2021	(77,565)	(77,571)
CSN	0.190	12/14/2020	01/14/2021	(3,198)	(3,198)
GRE	0.160	12/14/2020	01/25/2021	(2,613)	(2,613)
0.170	11/24/2020	01/05/2021	(9,367)	(9,369)
JPS	0.190	12/14/2020	01/14/2021	(39,717)	(39,722)
SGY	0.110	12/16/2020	01/15/2021	(3,577)	(3,577)
Total Reverse Repurchase Agreements	$(234,843)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	0.100%	12/14/2020	01/15/2021	$(19,605)	$(19,606)
Total Sale-Buyback Transactions	$(19,606)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	01/01/2051	$74,100	$(79,123)	$(79,136)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	30,000	(32,054)	(32,084)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short Sales (5.6)%	$(111,177)	$(111,220)
(i)	Securities with an aggregate market value of $256,254 and cash of $284 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(215,523) at a weighted average interest rate of 0.335%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	03/2021	60	$(6,810)	$(37)	$8	$(6)
Euro-Bund 10-Year Bond March Futures	03/2021	394	(85,503)	297	29	0
U.S. Treasury 5-Year Note March Futures	03/2021	688	(86,801)	(222)	0	(32)
U.S. Treasury 10-Year Note March Futures	03/2021	1,484	(204,908)	(56)	0	(162)
U.S. Treasury 30-Year Bond March Futures	03/2021	332	(57,498)	471	0	(114)
United Kingdom Long Gilt March Futures	03/2021	70	(12,975)	(145)	0	(28)
Total Futures Contracts	$308	$37	$(342)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2021	0.253%	$3,500	$38	$(24)	$14	$0	$0
Tesco PLC	1.000	Quarterly	06/20/2022	0.238	EUR	2,000	16	12	28	0	(1)
$54	$(12)	$42	$0	$(1)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2026	GBP	7,600	$(11)	$14	$3	$0	$(12)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051	19,200	(1,414)	(45)	(1,459)	0	(211)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	2,300,000	(379)	(36)	(415)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	4,540,000	(754)	(65)	(819)	4	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026	770,000	0	(27)	(27)	0	(1)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026	380,000	0	(13)	(13)	0	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026	640,000	0	(13)	(13)	0	(1)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026	1,030,000	(1)	(17)	(18)	0	(1)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026	385,000	0	(7)	(7)	0	(1)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026	385,000	0	(7)	(7)	0	0
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026	192,000	0	(6)	(6)	0	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026	468,000	1	(19)	(18)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	750,000	(118)	(45)	(163)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	770,000	(116)	(59)	(175)	1	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	2,000,000	430	137	567	0	(2)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028	390,000	(90)	(26)	(116)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	520,000	(137)	(54)	(191)	1	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	259,000	0	(78)	(78)	0	(4)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	259,000	0	(76)	(76)	0	(4)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	1,592,000	(700)	(737)	(1,437)	25	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038	100,000	(51)	(48)	(99)	2	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038	290,000	(99)	(141)	(240)	5	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	150,000	(73)	(72)	(145)	3	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	497,300	(208)	(238)	(446)	9	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039	490,000	65	(172)	(107)	0	(9)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039	120,000	0	(30)	(30)	0	(2)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	130,000	318	(103)	215	0	(4)
$(3,337)	$(1,983)	$(5,320)	$53	$(253)
Total Swap Agreements	$(3,283)	$(1,995)	$(5,278)	$53	$(254)
(k)

Securities with an aggregate market value of $5,516 and cash of $11,436 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin asset of $5 for closed future is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	01/2021	AUD	12,768	$9,428	$0	$(416)
02/2021	EUR	8,880	10,593	0	(267)
02/2021	GBP	25,955	34,234	0	(1,271)
02/2021	SEK	155,375	17,928	0	(966)
BPS	01/2021	$2,916	CAD	3,749	29	0
BRC	02/2021	GBP	1,378	$1,851	0	(34)
CBK	02/2021	$2,299	EUR	1,930	62	0
02/2021	1,081	GBP	793	4	0
HUS	01/2021	3,910	AUD	5,276	157	0
01/2021	2,459	CAD	3,149	15	0
02/2021	EUR	38,612	$45,924	0	(1,296)
02/2021	JPY	61,836	589	0	(10)
JPM	01/2021	AUD	9,652	7,101	0	(340)
01/2021	$1,090	CAD	1,394	5	0
02/2021	119	EUR	100	3	0
MYI	02/2021	EUR	7,486	$9,091	0	(64)
02/2021	GBP	2,930	3,896	0	(112)
SCX	01/2021	AUD	5,636	4,152	0	(193)
02/2021	$266	GBP	200	8	0
SSB	02/2021	EUR	8,053	$9,592	0	(256)
TOR	01/2021	CAD	94,194	72,708	0	(1,292)
01/2021	$73,936	CAD	94,194	65	0
02/2021	CAD	94,194	$73,943	0	(66)
UAG	01/2021	AUD	18,966	13,944	0	(678)
02/2021	EUR	40,104	47,492	0	(1,553)
Total Forward Foreign Currency Contracts	$348	$(8,814)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2020 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	$102.141	03/04/2021	5,000	$(15)	$(5)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	8,600	(14)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	4,200	(10)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	8,300	(21)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	3,100	(7)	(7)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	4,800	(14)	(19)
(
Total Written Options	$(81)	$(76)
(m)

Securities with an aggregate market value of $8,538 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$728,240	$0	$728,240
Industrials	0	243,087	0	243,087
Utilities	0	304,555	0	304,555
Municipal Bonds & Notes
California	0	39,729	0	39,729
U.S. Government Agencies	0	724,964	0	724,964
U.S. Treasury Obligations	0	193,189	0	193,189
Non-Agency Mortgage-Backed Securities	0	72,938	0	72,938
Asset-Backed Securities	0	35,598	0	35,598
Sovereign Issues	0	140,374	0	140,374
Preferred Securities
Banking & Finance	0	5,341	0	5,341
Short-Term Instruments
Repurchase Agreements	0	59,196	0	59,196
U.S. Treasury Bills	0	1,269	0	1,269
U.S. Treasury Cash Management Bills	0	2,964	0	2,964
Total Investments	$0	$2,551,444	$0	$2,551,444
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(111,220)	$0	$(111,220)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	37	53	0	90
Over the counter	0	348	0	348
$37	$401	$0	$438
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(342)	(254)	0	(596)
Over the counter	0	(8,890)	0	(8,890)
$(342)	$(9,144)	$0	$(9,486)
Total Financial Derivative Instruments	$(305)	$(8,743)	$0	$(9,048)
Totals	$(305)	$2,431,481	$0	$2,431,176

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO Total Return Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
Altice France S.A. 4.237% (LIBOR03M + 4.000%) due 08/14/2026 ~		$11,662	$11,634
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		31,800	31,774
Boeing Co. TBD% - 1.470% (LIBOR03M + 1.250%) due 02/07/2022 ~		47,100	46,614
Cornerstone Building Brands, Inc. 3.904% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,421	3,421
Encina Private Credit LLC TBD% - 4.345% (LIBOR03M + 3.345%) due 11/30/2025 «~µ		32,100	32,100
GHH Holdings Ltd. 1.902% due 12/04/2024 «(m)	GBP	50,000	65,305
HCA, Inc. 1.897% (LIBOR03M + 1.750%) due 03/13/2025 ~		$2,886	2,891
Hotel (PL Property) Ltd. 1.946% due 02/07/2023 «(m)	GBP	36,000	48,580
KRE Broadway Owner LLC 2.200% (LIBOR03M + 1.700%) due 08/10/2023 «~		$100,000	99,664
Marriott Ownership Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 08/29/2025 ~		2,758	2,710
Pacific Gas & Electric Co.
2.188% (LIBOR03M + 2.000%) due 06/30/2021 «~		46,686	46,424
2.438% (LIBOR03M + 2.250%) due 01/03/2022 ~		37,965	38,487
PKY- San Felipe Plaza LP TBD% - 3.550% (LIBOR03M + 2.050%) due 12/09/2021 «~µ(m)		122,000	121,981
Project Bull 2.150% (LIBOR03M + 2.000%) due 03/11/2021 «~		54,011	54,074
Refinitiv U.S. Holdings, Inc. 3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	32,667	39,893
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(m)		162,617	176,804
Toyota Motor Credit Corp. 1.070% (LIBOR03M + 0.830%) due 03/29/2021 «~		$59,800	59,762
Verifone Systems, Inc. 4.224% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,212	8,936
Wyndham Hotels & Resorts, Inc. 1.897% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,466	1,451
Total Loan Participations and Assignments (Cost $900,132)			892,505
CORPORATE BONDS & NOTES 34.4%
BANKING & FINANCE 18.4%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		22,600	23,521
3.500% due 01/15/2025		10,450	11,100
4.450% due 10/01/2025		24,500	27,311
4.450% due 04/03/2026		3,900	4,380
4.625% due 07/01/2022		1,115	1,174
4.875% due 01/16/2024		1,000	1,092
AIA Group Ltd.
0.759% (US0003M + 0.520%) due 09/20/2021 ~		9,800	9,799
3.200% due 09/16/2040		10,600	11,131
AIB Group PLC
4.263% due 04/10/2025 •		4,000	4,377
4.750% due 10/12/2023		1,100	1,211
Aircastle Ltd. 5.500% due 02/15/2022		2,500	2,605
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		1,300	1,300
3.375% due 08/15/2031		3,700	4,241
3.450% due 04/30/2025		15,990	17,789
3.950% due 01/15/2028		600	697
4.000% due 01/15/2024		1,500	1,652
4.900% due 12/15/2030		2,300	2,931
Allstate Corp. 1.450% due 12/15/2030		9,200	9,185
Ambac LSNI LLC 6.000% due 02/12/2023 •		36,638	36,500
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		1,600	1,748
3.875% due 01/30/2031		3,400	3,855

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

American Express Co.
2.500% due 07/30/2024		14,000	14,961
3.700% due 08/03/2023		3,900	4,225
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	7,685
4.900% due 02/15/2029		53,900	65,147
American International Group, Inc.
2.500% due 06/30/2025		8,560	9,206
3.750% due 07/10/2025		15,500	17,428
5.750% due 04/01/2048 •		3,500	4,010
American Tower Corp.
1.300% due 09/15/2025		11,300	11,563
2.100% due 06/15/2030		11,000	11,303
2.400% due 03/15/2025		700	745
2.750% due 01/15/2027		23,000	24,964
3.000% due 06/15/2023		5,753	6,097
3.375% due 05/15/2024		2,600	2,830
3.375% due 10/15/2026		4,165	4,682
3.500% due 01/31/2023		2,800	2,971
3.950% due 03/15/2029		1,000	1,165
Andrew W Mellon Foundation 0.947% due 08/01/2027		17,300	17,298
Aon Corp. 2.800% due 05/15/2030		15,200	16,601
Atrium European Real Estate Ltd. 3.000% due 09/11/2025	EUR	28,200	35,272
AvalonBay Communities, Inc.
2.300% due 03/01/2030		$10,390	11,088
2.450% due 01/15/2031		29,700	31,979
Aviation Capital Group LLC
1.175% (US0003M + 0.950%) due 06/01/2021 ~		17,500	17,394
2.875% due 01/20/2022		12,453	12,611
3.500% due 11/01/2027		1,000	1,002
3.875% due 05/01/2023		94,486	98,510
4.125% due 08/01/2025		28,900	30,323
4.375% due 01/30/2024		3,800	4,013
4.875% due 10/01/2025		3,800	4,109
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		43,800	46,290
5.250% due 05/15/2024		672	731
5.500% due 01/15/2023		5,396	5,740
Banco Bilbao Vizcaya Argentaria S.A.
0.875% due 09/18/2023		20,900	21,059
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$3,000	3,210
Banco Santander Chile 2.700% due 01/10/2025		200	212
Banco Santander S.A.
1.303% (US0003M + 1.090%) due 02/23/2023 ~		10,000	10,111
2.746% due 05/28/2025		9,900	10,577
3.848% due 04/12/2023		2,200	2,364
Bank of America Corp.
0.810% due 10/24/2024 •		71,300	71,991
0.981% due 09/25/2025 •		29,400	29,736
1.015% (US0003M + 0.790%) due 03/05/2024 ~		88,050	88,736
1.197% due 10/24/2026 •		37,590	38,100
1.215% (US0003M + 1.000%) due 04/24/2023 ~		35,600	35,974
1.486% due 05/19/2024 •		47,700	48,841
3.419% due 12/20/2028 •		64,257	72,698
3.550% due 03/05/2024 •		46,100	49,271
3.864% due 07/23/2024 •		62,400	67,675
4.125% due 01/22/2024		18,699	20,771
Banque Federative du Credit Mutuel S.A.
1.178% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,865
3.750% due 07/20/2023		27,900	30,165
Barclays Bank PLC
7.625% due 11/21/2022 (l)		34,171	38,025
10.000% due 05/21/2021	GBP	3,100	4,381
10.179% due 06/12/2021		$224,752	233,772
Barclays PLC
1.651% (US0003M + 1.430%) due 02/15/2023 ~		72,100	72,629
1.849% (US0003M + 1.625%) due 01/10/2023 ~		46,000	46,397
2.852% due 05/07/2026 •		48,600	52,237
3.125% due 01/17/2024	GBP	200	291
3.684% due 01/10/2023		$50,900	52,477
4.610% due 02/15/2023 •		98,800	103,155
6.375% due 12/15/2025 •(k)(l)	GBP	1,100	1,629
7.750% due 09/15/2023 •(k)(l)		$17,400	18,748
7.875% due 09/15/2022 •(k)(l)	GBP	5,900	8,603
BBVA Bancomer S.A. 6.500% due 03/10/2021		$28,705	29,049
BBVA USA
0.951% (US0003M + 0.730%) due 06/11/2021 ~		34,450	34,530
2.500% due 08/27/2024		28,400	30,184
BGC Partners, Inc.
4.375% due 12/15/2025		4,500	4,764

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

5.125% due 05/27/2021		10,700	10,823
5.375% due 07/24/2023		31,500	34,110
Block Financial LLC 3.875% due 08/15/2030		8,300	8,969
BNP Paribas S.A.
1.904% due 09/30/2028 •		41,800	42,733
2.219% due 06/09/2026 •		30,500	31,936
2.819% due 11/19/2025 •		9,300	9,940
3.500% due 03/01/2023		15,800	16,823
4.705% due 01/10/2025 •		138,200	153,710
5.198% due 01/10/2030 •		35,300	43,803
7.625% due 03/30/2021 •(k)(l)		1,400	1,418
Boston Properties LP
2.900% due 03/15/2030		5,250	5,659
3.200% due 01/15/2025		2,180	2,385
3.250% due 01/30/2031		9,400	10,375
3.400% due 06/21/2029		54,500	60,895
3.650% due 02/01/2026		12,100	13,805
4.500% due 12/01/2028		6,600	7,901
BPCE S.A. 4.000% due 09/12/2023		77,000	83,815
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,900	13,802
4.550% due 10/01/2029		17,900	20,135
Brixmor Operating Partnership LP
3.250% due 09/15/2023		5,900	6,252
3.900% due 03/15/2027		3,090	3,443
4.050% due 07/01/2030		29,100	33,435
4.125% due 06/15/2026		8,500	9,643
Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,758
4.350% due 04/15/2030		11,200	13,426
Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	2,726
Camden Property Trust 2.800% due 05/15/2030		4,848	5,390
Capital One Financial Corp. 4.250% due 04/30/2025		50,980	58,235
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	3,470
CBL & Associates LP 5.950% due 12/15/2026 ^(e)		11,173	4,445
CC Holdings GS LLC 3.849% due 04/15/2023		2,700	2,899
CIT Group, Inc. 4.125% due 03/09/2021		2,000	2,007
Citigroup, Inc.
0.776% due 10/30/2024 •		39,050	39,322
1.248% (US0003M + 1.023%) due 06/01/2024 ~		30,000	30,349
1.488% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,173
1.655% (US0003M + 1.430%) due 09/01/2023 ~		4,626	4,706
1.678% due 05/15/2024 •		134,500	138,622
2.572% due 06/03/2031 •(m)		39,200	41,793
2.876% due 07/24/2023 •		5,513	5,728
3.200% due 10/21/2026		2,400	2,683
3.887% due 01/10/2028 •		11,800	13,561
4.044% due 06/01/2024 •		3,855	4,193
CNA Financial Corp. 2.050% due 08/15/2030		3,200	3,268
CNH Industrial Capital LLC 3.875% due 10/15/2021		200	205
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		14,300	14,412
2.625% due 07/22/2024		29,800	31,895
3.875% due 09/26/2023		32,250	35,199
4.375% due 08/04/2025		23,800	27,174
6.625% due 06/29/2021 •(k)(l)	EUR	58,200	73,183
Corporate Office Properties LP
2.250% due 03/15/2026		$5,390	5,624
5.000% due 07/01/2025		28,500	32,889
CPI Property Group S.A.
1.450% due 04/14/2022	EUR	15,500	19,234
1.625% due 04/23/2027		28,900	36,330
2.125% due 10/04/2024		200	256
4.750% due 03/08/2023		$7,300	7,832
Credit Agricole S.A.
1.907% due 06/16/2026 •		19,000	19,724
6.500% due 06/23/2021 •(k)(l)	EUR	3,500	4,381
Credit Suisse AG 6.500% due 08/08/2023 (l)		$14,900	16,816
Credit Suisse Group AG
2.193% due 06/05/2026 •		53,250	55,696
2.593% due 09/11/2025 •		23,800	25,053
2.997% due 12/14/2023 •		1,200	1,255
3.574% due 01/09/2023		3,400	3,504
3.750% due 03/26/2025		45,535	50,604

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.800% due 06/09/2023		86,950	93,693
4.207% due 06/12/2024 •		6,500	7,047
6.250% due 12/18/2024 •(k)(l)		3,300	3,620
7.125% due 07/29/2022 •(k)(l)		1,400	1,479
7.250% due 09/12/2025 •(k)(l)		1,800	2,027
7.500% due 12/11/2023 •(k)(l)		10,000	11,158
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		36,000	36,331
3.800% due 09/15/2022		139,429	147,307
Crown Castle International Corp.
3.150% due 07/15/2023		3,400	3,619
5.250% due 01/15/2023		21,641	23,686
CubeSmart LP 4.000% due 11/15/2025		1,700	1,917
CyrusOne LP
1.450% due 01/22/2027	EUR	6,000	7,429
3.450% due 11/15/2029		$4,826	5,200
Daiwa Securities Group, Inc. 3.129% due 04/19/2022		40,300	41,617
Danske Bank A/S
1.171% due 12/08/2023 •		8,500	8,542
1.621% due 09/11/2026 •		9,200	9,250
5.000% due 01/12/2022		36,900	38,533
5.375% due 01/12/2024		2,611	2,948
Deutsche Bank AG
0.114% (EUR003M + 0.650%) due 09/10/2021 ~	EUR	5,400	6,609
1.031% (US0003M + 0.815%) due 01/22/2021 ~		$103,600	103,613
1.411% (US0003M + 1.190%) due 11/16/2022 ~		84,300	84,496
1.510% (US0003M + 1.290%) due 02/04/2021 ~		39,300	39,322
1.750% due 01/17/2028	EUR	3,200	4,123
2.129% due 11/24/2026 •(m)		$22,800	23,329
2.222% due 09/18/2024 •		36,300	37,365
3.150% due 01/22/2021		1,575	1,577
3.300% due 11/16/2022		12,700	13,252
3.375% due 05/12/2021		34,900	35,238
3.547% due 09/18/2031 •		47,850	51,998
3.950% due 02/27/2023		81,200	86,326
3.961% due 11/26/2025 •		154,450	168,913
4.250% due 02/04/2021		76,000	76,206
4.250% due 10/14/2021		255,900	262,465
5.000% due 02/14/2022		36,800	38,487
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	265
Digital Realty Trust LP
3.600% due 07/01/2029		$26,710	30,630
4.450% due 07/15/2028		45,490	54,739
4.750% due 10/01/2025		8,500	9,959
Diversified Healthcare Trust 9.750% due 06/15/2025		35,600	40,454
DNB Bank ASA 1.127% due 09/16/2026 •		15,200	15,375
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		1,126	1,054
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		56	53
Empower Finance LP
1.357% due 09/17/2027		14,400	14,515
1.776% due 03/17/2031		4,100	4,209
EPR Properties
3.750% due 08/15/2029		13,100	12,571
4.500% due 06/01/2027		5,300	5,308
4.950% due 04/15/2028		16,780	16,892
Equinix, Inc.
1.000% due 09/15/2025		65,700	65,942
1.550% due 03/15/2028		12,200	12,412
2.625% due 11/18/2024		2,400	2,568
3.200% due 11/18/2029		4,600	5,077
Equitable Holdings, Inc.
3.900% due 04/20/2023		4,950	5,327
4.350% due 04/20/2028		100	118
5.000% due 04/20/2048		1,800	2,371
ERP Operating LP
2.500% due 02/15/2030		32,200	34,790
2.850% due 11/01/2026		8,800	9,745
3.375% due 06/01/2025		200	221
Erste Group Bank AG 8.875% due 10/15/2021 •(k)(l)	EUR	600	780
Essex Portfolio LP
1.650% due 01/15/2031		$5,665	5,637
3.250% due 05/01/2023		1,600	1,687
3.375% due 04/15/2026		1,380	1,550
3.500% due 04/01/2025		6,100	6,762
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	12,059
European Investment Bank 2.875% due 06/13/2025		4,540	5,035

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	8,513
FCE Bank PLC
0.869% due 09/13/2021	EUR	3,700	4,518
1.875% due 06/24/2021		4,800	5,882
Federal Realty Investment Trust
1.250% due 02/15/2026		$2,400	2,445
3.250% due 07/15/2027		1,200	1,306
3.500% due 06/01/2030		11,900	13,300
3.950% due 01/15/2024		11,100	12,079
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,992
3.400% due 06/15/2030		1,800	1,980
First American Financial Corp. 4.000% due 05/15/2030		8,290	9,516
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	9,400	11,441
0.000% due 12/01/2021 •		6,300	7,627
0.000% due 12/07/2022 •		19,000	22,450
0.172% due 12/01/2024 •		2,300	2,605
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$7,600	7,568
1.104% (US0003M + 0.880%) due 10/12/2021 ~		2,132	2,107
1.296% (US0003M + 1.080%) due 08/03/2022 ~		700	683
1.456% (US0003M + 1.235%) due 02/15/2023 ~		24,200	23,361
1.514% due 02/17/2023	EUR	2,100	2,567
1.521% (US0003M + 1.270%) due 03/28/2022 ~		$14,057	13,819
1.744% due 07/19/2024	EUR	1,500	1,829
2.330% due 11/25/2025		600	747
2.386% due 02/17/2026		100	125
2.748% due 06/14/2024	GBP	400	548
2.770% (US0003M + 2.550%) due 01/07/2021 ~		$36,380	36,377
3.021% due 03/06/2024	EUR	13,900	17,637
3.087% due 01/09/2023		$54,600	55,655
3.096% due 05/04/2023		19,050	19,270
3.200% due 01/15/2021		47,637	47,750
3.336% due 03/18/2021		49,000	49,184
3.350% due 11/01/2022		15,300	15,589
3.360% (US0003M + 3.140%) due 01/07/2022 ~		24,200	24,369
3.370% due 11/17/2023		52,800	53,911
3.375% due 11/13/2025		9,800	10,048
3.550% due 10/07/2022		79,900	81,648
3.664% due 09/08/2024		3,500	3,598
4.000% due 11/13/2030		13,600	14,323
4.063% due 11/01/2024		1,600	1,683
4.134% due 08/04/2025		5,000	5,253
4.140% due 02/15/2023		2,500	2,581
4.542% due 08/01/2026		9,200	9,832
5.113% due 05/03/2029		7,650	8,529
5.125% due 06/16/2025		42,400	46,155
5.584% due 03/18/2024		82,410	89,003
5.596% due 01/07/2022		122,800	127,243
5.875% due 08/02/2021		8,200	8,403
Franklin Resources, Inc. 1.600% due 10/30/2030		12,500	12,446
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,817
GATX Corp. 4.000% due 06/30/2030		33,300	39,411
GE Capital Funding LLC
3.450% due 05/15/2025		65,900	72,779
4.050% due 05/15/2027		76,250	87,269
4.400% due 05/15/2030		34,250	40,385
4.550% due 05/15/2032		77,000	92,432
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025		1,600	1,782
4.418% due 11/15/2035		26,600	31,755
GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	800	1,196
5.875% due 01/18/2033		300	566
General Motors Financial Co., Inc.
0.009% due 03/26/2022 •	EUR	42,000	51,254
1.285% (SOFRRATE + 1.200%) due 11/17/2023 ~		$14,950	14,986
3.550% due 07/08/2022		76,500	79,808
4.200% due 03/01/2021		10,999	11,026
4.200% due 11/06/2021		15,850	16,339
4.250% due 05/15/2023		4,750	5,123
5.100% due 01/17/2024		33,080	37,034
5.200% due 03/20/2023		40,600	44,534
Glitnir Banki HF 0.000% due 12/31/2030 «	EUR	27	1
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	12,724
GLP Capital LP
3.350% due 09/01/2024		4,800	5,054
4.000% due 01/15/2030		19,300	21,001
4.000% due 01/15/2031		2,800	3,061

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

5.250% due 06/01/2025		4,090	4,612
5.300% due 01/15/2029		2,500	2,916
5.375% due 04/15/2026		1,500	1,724
Goldman Sachs Group, Inc.
0.963% (US0003M + 0.750%) due 02/23/2023 ~		64,700	65,323
0.994% (US0003M + 0.780%) due 10/31/2022 ~		9,200	9,238
1.215% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,844
1.325% (US0003M + 1.110%) due 04/26/2022 ~		12,700	12,736
1.391% (US0003M + 1.170%) due 05/15/2026 ~		4,700	4,794
3.500% due 01/23/2025		1,300	1,436
3.750% due 05/22/2025		900	1,011
3.850% due 07/08/2024		15,613	17,270
4.000% due 03/03/2024		4,161	4,599
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	11,021
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		16,300	16,379
GSPA Monetization Trust 6.422% due 10/09/2029		14,754	16,419
Guardian Life Global Funding 1.250% due 11/19/2027		14,900	14,910
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,707
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021		32,100	32,454
HAT Holdings LLC 3.750% due 09/15/2030		15,355	16,008
Healthcare Realty Trust, Inc. 2.050% due 03/15/2031		3,100	3,119
Healthcare Trust of America Holdings LP
2.000% due 03/15/2031		7,900	7,913
3.100% due 02/15/2030		2,800	3,062
3.500% due 08/01/2026		8,200	9,295
Healthpeak Properties, Inc. 2.875% due 01/15/2031		5,000	5,395
Highwoods Realty LP
3.050% due 02/15/2030		600	635
4.200% due 04/15/2029		3,600	4,108
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,819
3.500% due 09/15/2030		3,300	3,482
3.750% due 10/15/2023		40	42
HSBC Holdings PLC
1.500% due 12/04/2024 •	EUR	600	769
3.033% due 11/22/2023 •		$13,550	14,245
5.875% due 09/28/2026 •(k)(l)	GBP	16,600	25,028
Hudson Pacific Properties LP
3.250% due 01/15/2030		$23,300	24,847
4.650% due 04/01/2029		4,500	5,258
ING Groep NV
1.238% (US0003M + 1.000%) due 10/02/2023 ~		500	508
1.400% due 07/01/2026 •		30,900	31,447
1.401% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,230
4.100% due 10/02/2023		5,100	5,606
6.875% due 04/16/2022 •(k)(l)		400	419
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		5,700	5,761
2.100% due 06/15/2030		13,000	13,550
3.000% due 06/15/2050		5,500	5,854
3.750% due 12/01/2025		1,300	1,477
Intesa Sanpaolo SpA 3.250% due 09/23/2024		41,900	44,788
JPMorgan Chase & Co.
1.099% (US0003M + 0.890%) due 07/23/2024 ~		99,100	100,477
1.115% (US0003M + 0.900%) due 04/25/2023 ~		42,500	42,914
1.445% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,120
1.514% due 06/01/2024 •		29,900	30,707
2.182% due 06/01/2028 •		58,450	62,092
2.739% due 10/15/2030 •		5,800	6,316
3.797% due 07/23/2024 •		26,790	29,086
Kilroy Realty LP
2.500% due 11/15/2032		9,000	9,141
3.050% due 02/15/2030		6,700	7,130
4.250% due 08/15/2029		2,100	2,437
4.375% due 10/01/2025		2,900	3,256
Kimco Realty Corp.
1.900% due 03/01/2028		12,000	12,398
2.700% due 03/01/2024		10,400	10,990
2.700% due 10/01/2030		1,700	1,833
3.300% due 02/01/2025		9,200	10,066
KKR Group Finance Co. LLC
3.500% due 08/25/2050		18,600	20,702
3.750% due 07/01/2029		5,300	6,214
Kookmin Bank
2.500% due 11/04/2030		3,800	3,874
4.500% due 02/01/2029		2,700	3,173

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Lazard Group LLC
4.375% due 03/11/2029		3,700	4,340
4.500% due 09/19/2028		7,000	8,315
Lexington Realty Trust 2.700% due 09/15/2030		2,900	3,023
Life Storage LP
2.200% due 10/15/2030		3,400	3,475
4.000% due 06/15/2029		500	585
Lifestorage LP 3.500% due 07/01/2026		11,800	13,333
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		12,361	14,955
Lloyds Bank PLC 7.500% due 04/02/2032 þ		43,800	36,973
Lloyds Banking Group PLC
1.000% due 11/09/2023	EUR	13,500	17,031
1.419% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	7,699
2.858% due 03/17/2023 •		$63,200	64,971
2.907% due 11/07/2023 •		5,300	5,539
3.500% due 04/01/2026 •	EUR	6,500	9,038
3.900% due 03/12/2024		$9,900	10,892
4.000% due 03/07/2025	AUD	22,100	18,717
4.050% due 08/16/2023		$9,600	10,497
4.375% due 03/22/2028		1,000	1,190
4.947% due 06/27/2025 •(k)(l)	EUR	1,900	2,502
7.625% due 06/27/2023 •(k)(l)	GBP	50,600	76,271
Loews Corp. 3.200% due 05/15/2030		$7,200	8,185
Logicor Financing SARL
1.500% due 11/14/2022	EUR	8,100	10,142
1.625% due 07/15/2027		7,200	9,360
2.250% due 05/13/2025		41,100	54,382
3.250% due 11/13/2028		10,900	15,697
Manulife Financial Corp. 2.484% due 05/19/2027		$40,200	43,646
Marsh & McLennan Cos., Inc. 3.500% due 03/10/2025		4,000	4,441
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,850	12,012
3.450% due 12/18/2026		15,600	17,817
3.600% due 01/11/2024		13,000	14,168
Mid-America Apartments LP
1.700% due 02/15/2031		7,600	7,585
2.750% due 03/15/2030		4,100	4,459
3.950% due 03/15/2029		14,700	17,248
4.200% due 06/15/2028		1,300	1,530
4.300% due 10/15/2023		100	109
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		23,100	23,244
0.968% (US0003M + 0.740%) due 03/02/2023 ~		102,700	103,442
1.412% due 07/17/2025		23,000	23,650
2.801% due 07/18/2024		63,800	68,448
3.407% due 03/07/2024		938	1,020
3.455% due 03/02/2023		60,000	63,966
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		3,785	3,829
2.652% due 09/19/2022		5,680	5,858
3.406% due 02/28/2022		6,300	6,481
Mizuho Financial Group, Inc.
1.015% (US0003M + 0.790%) due 03/05/2023 ~		110,100	110,970
1.211% (US0003M + 0.990%) due 07/10/2024 ~		23,500	23,759
1.241% due 07/10/2024 •		21,300	21,657
1.979% due 09/08/2031 •		20,800	21,336
2.201% due 07/10/2031 •		26,900	28,016
2.555% due 09/13/2025 •		40,700	43,023
3.549% due 03/05/2023		78,000	83,096
3.922% due 09/11/2024 •		68,600	74,642
Morgan Stanley
0.864% due 10/21/2025 •		8,090	8,160
1.615% (US0003M + 1.400%) due 10/24/2023 ~		5,100	5,198
2.720% due 07/22/2025 •		32,100	34,345
3.125% due 07/27/2026		300	336
3.737% due 04/24/2024 •		24,700	26,584
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,400	1,950
3.692% due 06/05/2028		3,500	5,195
National Retail Properties, Inc. 2.500% due 04/15/2030		$5,000	5,157
Nationwide Building Society
3.766% due 03/08/2024 •		140,400	149,556
3.960% due 07/18/2030 •		36,800	42,900
4.363% due 08/01/2024 •		19,220	20,899
Natwest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	9,495
1.691% (US0003M + 1.470%) due 05/15/2023 ~		$900	910
1.801% (US0003M + 1.550%) due 06/25/2024 ~		42,800	43,594

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.000% due 03/08/2023 •	EUR	7,100	8,889
2.500% due 03/22/2023		6,500	8,390
3.073% due 05/22/2028 •		$27,400	29,770
3.498% due 05/15/2023 •		6,500	6,750
3.875% due 09/12/2023		69,750	75,715
4.519% due 06/25/2024 •		38,700	42,280
4.892% due 05/18/2029 •		21,100	25,378
8.000% due 08/10/2025 •(k)(l)		1,200	1,401
8.625% due 08/15/2021 •(k)(l)		41,600	43,269
NatWest Markets PLC 0.625% due 03/02/2022	EUR	6,200	7,640
Navient Corp.
6.150% due 03/10/2021		$2,200	2,200
6.625% due 07/26/2021		1,500	1,535
7.250% due 01/25/2022		500	523
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	6,705
Nissan Motor Acceptance Corp.
0.869% (US0003M + 0.630%) due 09/21/2021 ~		8,693	8,673
0.941% due 09/28/2022 •		6,792	6,735
1.114% (US0003M + 0.890%) due 01/13/2022 ~		16,983	16,950
1.900% due 09/14/2021		7,640	7,695
2.600% due 09/28/2022		12,422	12,750
2.650% due 07/13/2022		6,900	7,065
3.150% due 03/15/2021		5,200	5,223
3.450% due 03/15/2023		200	209
3.650% due 09/21/2021		3,302	3,360
3.875% due 09/21/2023		2,600	2,776
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	46,445
2.679% due 07/16/2030		9,500	10,069
NongHyup Bank 1.250% due 07/20/2025		7,400	7,546
Nordea Bank Abp 3.750% due 08/30/2023		2,100	2,271
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	6,176
Old Republic International Corp. 3.875% due 08/26/2026		2,850	3,277
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		24,890	26,189
3.625% due 10/01/2029		14,300	15,201
4.375% due 08/01/2023		200	216
5.250% due 01/15/2026		33,200	37,995
OneMain Finance Corp.
6.125% due 05/15/2022		35,620	37,846
6.875% due 03/15/2025		41,090	47,793
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022		1,400	1,442
4.125% due 02/01/2029		4,700	5,385
Oversea-Chinese Banking Corp. Ltd. 0.672% (US0003M + 0.450%) due 05/17/2021 ~		53,400	53,445
Pacific Life Global Funding 1.200% due 06/24/2025		7,800	7,910
Pacific LifeCorp 3.350% due 09/15/2050		7,000	7,800
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		930	933
4.500% due 03/15/2023		5,188	5,439
5.250% due 08/15/2022		624	655
5.500% due 02/15/2024		3,350	3,656
Physicians Realty LP 3.950% due 01/15/2028		3,900	4,227
Piedmont Operating Partnership LP 3.150% due 08/15/2030		21,100	21,637
Pinnacol Assurance 8.625% due 06/25/2034 «(m)		15,000	19,103
Piper Jaffray Cos.
4.740% due 10/15/2021		8,900	8,922
5.200% due 10/15/2023		14,000	14,000
Principal Life Global Funding 1.250% due 06/23/2025		4,600	4,698
Prologis LP 1.250% due 10/15/2030		1,600	1,586
Protective Life Global Funding 3.104% due 04/15/2024		38,900	41,978
Prudential PLC 3.125% due 04/14/2030		2,800	3,177
Public Storage 2.370% due 09/15/2022		13,900	14,374
QNB Finance Ltd. 1.664% (US0003M + 1.450%) due 08/11/2021 ~		26,200	26,380
Quicken Loans LLC 5.250% due 01/15/2028		9,600	10,266
Realty Income Corp.
3.250% due 10/15/2022		4,600	4,797

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.250% due 01/15/2031		15,300	17,364
3.875% due 04/15/2025		2,800	3,157
Regency Centers LP 3.700% due 06/15/2030		11,480	13,024
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	6,927
Reliance Standard Life Global Funding 2.625% due 07/22/2022		12,100	12,444
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	874
3.400% due 01/18/2023		3,400	3,572
3.450% due 06/02/2025		22,500	24,629
SBA Tower Trust
1.884% due 07/15/2050		24,900	25,705
2.328% due 07/15/2052		8,700	8,812
Scentre Group Trust
3.500% due 02/12/2025		1,000	1,070
3.625% due 01/28/2026		14,100	15,522
4.375% due 05/28/2030		60,250	70,336
Service Properties Trust
4.350% due 10/01/2024		11,200	11,074
4.375% due 02/15/2030		300	293
4.650% due 03/15/2024		700	694
4.750% due 10/01/2026		31,200	30,888
4.950% due 02/15/2027		1,400	1,410
4.950% due 10/01/2029		12,800	12,856
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029		18,500	21,057
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		22,000	22,338
Simon Property Group LP
2.000% due 09/13/2024		32,700	34,185
2.450% due 09/13/2029		38,300	40,272
2.750% due 06/01/2023		5,600	5,889
3.375% due 12/01/2027		4,600	5,145
SL Green Operating Partnership LP 1.201% (US0003M + 0.980%) due 08/16/2021 ~		2,100	2,095
SL Green Realty Corp. 4.500% due 12/01/2022		850	894
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,700	5,761
4.125% due 07/15/2023		1,300	1,389
Societe Generale S.A.
1.488% due 12/14/2026 •		26,600	26,843
4.250% due 09/14/2023		70,250	76,656
6.750% due 04/07/2021 •(k)(l)	EUR	2,300	2,852
7.375% due 09/13/2021 •(k)(l)		$6,300	6,465
Spirit Realty LP
3.200% due 02/15/2031		5,800	6,170
3.400% due 01/15/2030		9,200	9,980
4.000% due 07/15/2029		1,990	2,241
Standard Chartered PLC
1.319% due 10/14/2023 •		4,100	4,147
1.430% (US0003M + 1.200%) due 09/10/2022 ~		74,000	74,317
2.744% due 09/10/2022 •		84,700	85,917
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	37,305
STORE Capital Corp.
2.750% due 11/18/2030		4,500	4,580
4.625% due 03/15/2029		400	464
Sumitomo Mitsui Financial Group, Inc.
0.958% (US0003M + 0.740%) due 10/18/2022 ~		4,300	4,341
1.474% due 07/08/2025		47,300	48,484
2.448% due 09/27/2024		35,100	37,416
2.696% due 07/16/2024		35,200	37,594
SVB Financial Group 3.125% due 06/05/2030		8,700	9,810
Synchrony Bank 3.650% due 05/24/2021		9,900	9,998
Synchrony Financial
2.850% due 07/25/2022		4,500	4,648
3.700% due 08/04/2026		1,600	1,777
5.150% due 03/19/2029		5,450	6,577
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,383	30,356
5.661% due 10/13/2041		8,319	15,717
5.744% due 04/13/2040		8,845	16,649
5.801% due 10/13/2040		22,992	43,498
U.S. Bancorp 1.450% due 05/12/2025		$63,100	65,540
U.S. Bank N.A. 3.400% due 07/24/2023		700	752
UBS AG
5.125% due 05/15/2024 (l)		1,700	1,878
7.625% due 08/17/2022 (l)		35,049	38,804

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

UBS Group AG
1.171% (US0003M + 0.950%) due 08/15/2023 ~		9,100	9,190
1.433% due 05/23/2023 •		7,700	7,790
2.859% due 08/15/2023 •		13,558	14,060
3.491% due 05/23/2023		14,700	15,303
4.125% due 09/24/2025		15,000	17,191
4.125% due 04/15/2026		39,400	45,602
4.253% due 03/23/2028		6,200	7,260
6.875% due 03/22/2021 •(k)(l)		3,000	3,036
7.125% due 08/10/2021 •(k)(l)		1,200	1,238
UDR, Inc.
3.000% due 08/15/2031		1,500	1,660
3.100% due 11/01/2034		5,700	6,416
4.000% due 10/01/2025		3,200	3,635
4.400% due 01/26/2029		5,000	5,949
UniCredit SpA
2.569% due 09/22/2026 •		21,800	22,265
4.129% (US0003M + 3.900%) due 01/14/2022 ~		47,200	48,538
6.572% due 01/14/2022		21,050	22,186
7.830% due 12/04/2023		350,050	415,612
United Overseas Bank Ltd. 0.689% (US0003M + 0.480%) due 04/23/2021 ~		26,200	26,227
Ventas Realty LP
3.000% due 01/15/2030		33,600	36,163
4.125% due 01/15/2026		5,000	5,754
VEREIT Operating Partnership LP
2.200% due 06/15/2028		550	563
2.850% due 12/15/2032		4,400	4,602
3.100% due 12/15/2029		10,900	11,772
3.400% due 01/15/2028		9,400	10,385
3.950% due 08/15/2027		900	1,021
4.625% due 11/01/2025		6,600	7,600
4.875% due 06/01/2026		9,700	11,378
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	2,300	3,493
Visa, Inc. 0.750% due 08/15/2027		$8,350	8,333
Volkswagen Bank GmbH
0.000% due 06/15/2021 •	EUR	9,300	11,376
0.625% due 09/08/2021		17,800	21,880
0.955% (EUR003M + 1.470%) due 08/01/2022 ~		5,000	6,209
1.250% due 08/01/2022		28,200	35,204
1.875% due 01/31/2024		39,700	51,106
2.500% due 07/31/2026		14,000	19,117
Volkswagen Financial Services AG 0.287% (EUR003M + 0.800%) due 02/15/2021 ~		12,900	15,771
Volkswagen Financial Services NV 1.875% due 09/07/2021	GBP	9,100	12,560
Volkswagen Leasing GmbH
0.000% due 07/06/2021 •	EUR	29,300	35,844
0.250% due 02/16/2021		20,900	25,549
1.000% due 02/16/2023		8,750	10,919
2.625% due 01/15/2024		6,700	8,812
Washington Prime Group LP 6.450% due 08/15/2024		$137,266	82,751
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,784
3.750% due 09/17/2024		12,300	12,984
Wells Fargo & Co.
1.444% (US0003M + 1.230%) due 10/31/2023 ~		50,030	50,830
1.654% due 06/02/2024 •		4,500	4,624
1.741% due 05/04/2030 •	EUR	13,700	18,599
2.164% due 02/11/2026 •		$17,200	18,094
2.393% due 06/02/2028 •		18,900	20,131
3.000% due 02/19/2025		5,100	5,547
3.000% due 04/22/2026		2,600	2,863
3.069% due 01/24/2023		4,000	4,115
3.550% due 09/29/2025		12,500	14,045
3.750% due 01/24/2024		37,700	41,174
Wells Fargo Bank N.A. 2.082% due 09/09/2022 •		70,000	70,808
Welltower, Inc.
2.750% due 01/15/2031		21,050	22,476
3.100% due 01/15/2030		24,700	27,058
3.625% due 03/15/2024		19,950	21,750
4.250% due 04/01/2026		800	933
Willis North America, Inc. 2.950% due 09/15/2029		2,200	2,410
WP Carey, Inc.
2.400% due 02/01/2031		5,000	5,201
4.000% due 02/01/2025		13,550	14,984
4.250% due 10/01/2026		1,700	1,958

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

4.600% due 04/01/2024		7,500	8,331
			12,818,271
INDUSTRIALS 11.9%
AbbVie, Inc.
0.691% (US0003M + 0.460%) due 11/19/2021 ~		40,000	40,108
2.150% due 11/19/2021		87,900	89,328
2.300% due 11/21/2022		47,400	49,158
2.600% due 11/21/2024		51,300	55,023
2.850% due 05/14/2023		1,050	1,104
2.950% due 11/21/2026		12,700	14,060
3.250% due 10/01/2022		10,951	11,411
3.450% due 03/15/2022		35,672	36,799
3.600% due 05/14/2025		300	334
3.750% due 11/14/2023		3,400	3,709
5.000% due 12/15/2021		9,000	9,293
Activision Blizzard, Inc. 2.500% due 09/15/2050		11,700	11,436
Adani Transmission Ltd. 4.000% due 08/03/2026		12,328	13,366
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,050	1,032
3.600% due 09/15/2028		3,069	3,027
5.250% due 10/01/2030		5,300	5,681
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		17,217	19,018
Alcon Finance Corp. 2.600% due 05/27/2030		6,000	6,398
Altice Financing S.A. 7.500% due 05/15/2026		66,000	69,732
Altice France S.A. 7.375% due 05/01/2026		49,700	52,371
Altria Group, Inc. 3.400% due 05/06/2030		20,000	22,464
Amdocs Ltd. 2.538% due 06/15/2030		15,900	16,714
American Airlines Pass-Through Trust
3.000% due 04/15/2030		16,601	16,313
3.150% due 08/15/2033		17,085	16,816
3.200% due 12/15/2029		11,774	11,527
3.250% due 04/15/2030		7,312	6,654
3.350% due 04/15/2031		13,104	12,977
3.375% due 11/01/2028		4,652	4,378
3.500% due 08/15/2033		5,067	4,451
3.575% due 07/15/2029		4,290	4,266
3.600% due 03/22/2029		7,082	6,997
3.600% due 04/15/2031		605	562
3.650% due 02/15/2029		4,289	4,340
3.650% due 12/15/2029		4,273	4,007
3.700% due 04/01/2028		745	703
Amphenol Corp. 3.200% due 04/01/2024		1,900	2,048
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030		99,100	114,870
4.350% due 06/01/2040		25,150	30,901
4.500% due 06/01/2050		21,390	26,962
4.600% due 06/01/2060		14,200	18,204
Anthem, Inc. 2.375% due 01/15/2025		2,000	2,140
AP Moller - Maersk A/S
3.750% due 09/22/2024		2,200	2,384
4.500% due 06/20/2029		19,600	22,994
Arrow Electronics, Inc. 4.500% due 03/01/2023		3,000	3,215
AstraZeneca PLC 0.887% (US0003M + 0.665%) due 08/17/2023 ~		1,600	1,614
Auchan Holding S.A. 3.250% due 07/23/2027	EUR	5,700	8,039
AutoNation, Inc.
3.350% due 01/15/2021		$1,840	1,841
4.750% due 06/01/2030		6,715	8,086
Bacardi Ltd. 4.450% due 05/15/2025		18,200	20,334
BAE Systems PLC 3.000% due 09/15/2050		7,000	7,326
Banner Health 1.897% due 01/01/2031		1,900	1,937
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		5,100	5,706
BAT Capital Corp. 1.101% (US0003M + 0.880%) due 08/15/2022 ~		41,640	41,945
BAT International Finance PLC 1.668% due 03/25/2026		9,400	9,627
BayCare Health System, Inc. 3.831% due 11/15/2050		2,700	3,386

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Bayer U.S. Finance LLC
0.881% (US0003M + 0.630%) due 06/25/2021 ~	17,400	17,437
1.227% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,736
2.750% due 07/15/2021	1,200	1,215
3.000% due 10/08/2021	1,200	1,221
3.500% due 06/25/2021	4,700	4,757
3.875% due 12/15/2023	17,200	18,753
4.250% due 12/15/2025	32,800	37,534
4.375% due 12/15/2028	15,600	18,353
Becton Dickinson and Co.
2.823% due 05/20/2030	7,200	7,919
3.794% due 05/20/2050	5,500	6,540
Black Knight InfoServ LLC 3.625% due 09/01/2028	4,400	4,510
BMW Finance NV 2.250% due 08/12/2022	101,900	105,145
BMW U.S. Capital LLC 3.300% due 04/06/2027	900	999
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	5,225
Boeing Co.
1.950% due 02/01/2024	115,500	119,001
2.750% due 02/01/2026	108,190	113,821
Boston Scientific Corp. 2.650% due 06/01/2030	54,840	58,891
British Airways Pass-Through Trust
3.350% due 12/15/2030	7,470	7,104
4.250% due 05/15/2034	4,000	4,292
Broadcom Corp. 2.650% due 01/15/2023	10,100	10,511
Broadcom, Inc.
2.250% due 11/15/2023	72,500	75,765
3.150% due 11/15/2025	25,086	27,402
3.459% due 09/15/2026	141,257	156,893
4.110% due 09/15/2028	127,011	145,536
4.150% due 11/15/2030	38,100	44,131
4.300% due 11/15/2032	58,200	69,114
4.750% due 04/15/2029	9,790	11,710
5.000% due 04/15/2030	20,795	25,294
Campbell Soup Co. 4.150% due 03/15/2028	34,200	40,232
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	11,684
Celanese U.S. Holdings LLC 4.625% due 11/15/2022	1,700	1,826
Centene Corp.
4.250% due 12/15/2027	6,700	7,117
4.625% due 12/15/2029	7,000	7,781
5.375% due 06/01/2026	24,300	25,660
CenterPoint Energy Resources Corp.
1.750% due 10/01/2030	18,500	18,708
3.550% due 04/01/2023	11,300	12,059
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	1,100	1,112
2.362% due 05/28/2021	3,500	3,530
2.567% due 11/02/2021	4,013	4,079
2.849% due 03/03/2022	2,000	2,052
Charter Communications Operating LLC
1.864% (US0003M + 1.650%) due 02/01/2024 ~	60,500	62,069
3.700% due 04/01/2051	2,200	2,289
4.464% due 07/23/2022	78,808	83,103
4.908% due 07/23/2025	38,100	44,293
6.484% due 10/23/2045	1,500	2,130
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	13,700	16,007
Chevron Corp.
1.554% due 05/11/2025	40,400	41,987
1.995% due 05/11/2027	29,600	31,405
2.236% due 05/11/2030	27,000	28,914
3.078% due 05/11/2050	30,000	33,358
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	5,567
Citrix Systems, Inc.
3.300% due 03/01/2030	2,700	2,986
4.500% due 12/01/2027	3,600	4,237
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032	12,300	12,334
CommonSpirit Health 3.910% due 10/01/2050	24,400	27,252
Conagra Brands, Inc. 1.375% due 11/01/2027	13,890	14,024
Constellation Brands, Inc. 3.700% due 12/06/2026	2,800	3,206
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,523	2,545
7.707% due 10/02/2022	145	144

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	1,650	1,739
Corning, Inc. 2.900% due 05/15/2022	5	5
CoStar Group, Inc. 2.800% due 07/15/2030	8,000	8,321
Cox Communications, Inc. 2.950% due 10/01/2050	4,700	4,806
CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	22,013
4.500% due 04/04/2048	6,900	8,711
CRH America, Inc. 5.750% due 01/15/2021	2,759	2,763
CVS Health Corp.
3.250% due 08/15/2029	8,700	9,826
3.500% due 07/20/2022	17,784	18,569
3.875% due 07/20/2025	19,270	21,849
4.300% due 03/25/2028	26,846	31,974
CVS Pass-Through Trust 8.353% due 07/10/2031	189	251
D.R. Horton, Inc. 5.750% due 08/15/2023	5,247	5,892
Daimler Finance North America LLC
1.060% (US0003M + 0.840%) due 05/04/2023 ~	39,300	39,538
1.093% (US0003M + 0.880%) due 02/22/2022 ~	43,100	43,421
1.121% (US0003M + 0.900%) due 02/15/2022 ~	76,600	77,189
2.000% due 07/06/2021	1,600	1,613
2.300% due 02/12/2021	7,260	7,275
2.550% due 08/15/2022	129,250	133,720
2.700% due 06/14/2024	23,000	24,633
3.350% due 05/04/2021	143,700	145,083
3.400% due 02/22/2022	50,600	52,275
3.700% due 05/04/2023	20,600	22,087
3.750% due 11/05/2021	2,000	2,056
Danone S.A. 2.589% due 11/02/2023	3,331	3,508
Dell International LLC
4.900% due 10/01/2026	15,300	18,076
5.300% due 10/01/2029	5,300	6,495
5.450% due 06/15/2023	107,200	118,597
6.020% due 06/15/2026	19,800	24,187
6.100% due 07/15/2027	7,300	9,078
6.200% due 07/15/2030	4,700	6,116
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	2,184	2,240
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	4,200	4,727
Discovery Communications LLC
3.625% due 05/15/2030	17,100	19,601
4.650% due 05/15/2050	39,300	49,199
Duke University
2.682% due 10/01/2044	18,800	19,711
2.757% due 10/01/2050	44,000	47,613
2.832% due 10/01/2055	31,400	34,017
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024	8,400	8,995
eBay, Inc.
1.900% due 03/11/2025	7,000	7,365
2.700% due 03/11/2030	19,100	20,568
Emory University
1.566% due 09/01/2025	2,100	2,183
2.143% due 09/01/2030	12,300	12,939
2.969% due 09/01/2050	33,500	35,793
Empresa de Transporte de Pasajeros Metro S.A. 4.700% due 05/07/2050	15,100	19,028
Enbridge, Inc. 0.720% (US0003M + 0.500%) due 02/18/2022 ~	29,600	29,620
Energy Transfer Operating LP
2.900% due 05/15/2025	1,500	1,588
3.600% due 02/01/2023	2,300	2,410
4.250% due 03/15/2023	4,135	4,398
4.650% due 06/01/2021	5,110	5,149
Energy Transfer Partners LP
4.500% due 11/01/2023	34,709	37,588
5.000% due 10/01/2022	4,722	5,013
Entergy Louisiana LLC
1.600% due 12/15/2030	4,100	4,145
5.400% due 11/01/2024	2,400	2,828
EOG Resources, Inc.
4.375% due 04/15/2030	800	973
4.950% due 04/15/2050	2,600	3,527
EQM Midstream Partners LP
4.750% due 07/15/2023	8,010	8,436
6.000% due 07/01/2025	9,000	9,866
6.500% due 07/01/2027	5,000	5,637

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Equifax, Inc.
1.091% (US0003M + 0.870%) due 08/15/2021 ~		2,700	2,709
3.100% due 05/15/2030		2,390	2,661
ERAC USA Finance LLC 4.500% due 08/16/2021		1,600	1,641
Essential Utilities, Inc. 3.351% due 04/15/2050		1,800	2,002
Expedia Group, Inc.
3.250% due 02/15/2030		15,000	15,621
4.625% due 08/01/2027		5,000	5,591
6.250% due 05/01/2025		9,400	10,900
7.000% due 05/01/2025		17,906	19,726
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	4,914
Fiserv, Inc.
2.250% due 06/01/2027		5,500	5,868
2.650% due 06/01/2030		50,380	54,544
Flex Ltd. 4.875% due 05/12/2030		32,500	39,130
Ford Foundation 2.415% due 06/01/2050		5,100	5,214
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		19,112	21,207
4.000% due 06/15/2025		2,500	2,831
Full House Resorts, Inc.
8.575% due 02/02/2024		36,572	35,260
9.738% due 02/02/2024		3,085	2,974
Gap, Inc.
8.375% due 05/15/2023		6,150	6,980
8.625% due 05/15/2025		26,200	29,259
8.875% due 05/15/2027		14,150	16,432
GATX Corp.
0.945% (US0003M + 0.720%) due 11/05/2021 ~		14,200	14,234
4.850% due 06/01/2021		3,100	3,156
General Electric Co.
0.605% (US0003M + 0.380%) due 05/05/2026 ~		2,800	2,676
3.450% due 05/01/2027		4,900	5,534
3.625% due 05/01/2030 (o)		9,700	11,093
4.250% due 05/01/2040		28,000	33,103
4.350% due 05/01/2050		27,900	33,932
5.500% due 06/07/2021	GBP	8,900	12,436
5.550% due 01/05/2026		$48,400	58,707
5.625% due 09/16/2031	GBP	100	178
7.500% due 08/21/2035		$2,100	2,903
General Mills, Inc. 6.410% due 10/15/2022		10,400	11,476
General Motors Co.
5.400% due 10/02/2023 (m)		7,800	8,739
6.125% due 10/01/2025 (m)		7,800	9,467
Global Payments, Inc.
2.650% due 02/15/2025		3,930	4,210
2.900% due 05/15/2030		19,892	21,646
3.200% due 08/15/2029		5,300	5,889
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	24,259
Hackensack Meridian Health, Inc. 2.675% due 09/01/2041		6,600	6,680
Hamilton College 4.750% due 07/01/2113		29,370	35,889
Hasbro, Inc. 2.600% due 11/19/2022		21,400	22,231
Hawaiian Airlines Pass-Through Certificates 7.375% due 09/15/2027		1,000	1,067
HCA, Inc.
5.000% due 03/15/2024		1,150	1,294
5.375% due 09/01/2026		26,700	30,739
5.875% due 02/01/2029		1,700	2,051
Heathrow Funding Ltd. 4.875% due 07/15/2023		6,000	6,126
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		44,100	44,107
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030		3,500	4,154
Huntsman International LLC 5.125% due 11/15/2022		1,200	1,283
Hyatt Hotels Corp. 3.225% (US0003M + 3.000%) due 09/01/2022 ~		71,900	72,723
Hyundai Capital America 1.150% due 11/10/2022		48,450	48,506
IHS Markit Ltd.
4.000% due 03/01/2026		2,000	2,296
4.250% due 05/01/2029		5,300	6,447
5.000% due 11/01/2022		1,900	2,034
Imperial Brands Finance PLC
3.125% due 07/26/2024		25,430	27,261
3.500% due 07/26/2026		41,425	45,909

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.750% due 07/21/2022		51,170	53,376
3.875% due 07/26/2029		41,850	46,923
4.250% due 07/21/2025		16,305	18,378
Infor, Inc.
1.450% due 07/15/2023		5,600	5,694
1.750% due 07/15/2025		12,500	12,995
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,300	7,398
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		5,100	5,329
Japan Tobacco, Inc. 2.000% due 04/13/2021		16,000	16,047
JetBlue Pass-Through Trust
2.750% due 11/15/2033		8,334	8,364
2.950% due 11/15/2029		578	536
4.000% due 05/15/2034		1,625	1,761
Johnson & Johnson 0.550% due 09/01/2025		16,500	16,579
JT International Financial Services BV 3.500% due 09/28/2023		4,500	4,855
Kansas City Southern 2.875% due 11/15/2029		3,800	4,125
Kinder Morgan, Inc. 7.750% due 01/15/2032		5,100	7,402
Komatsu Finance America, Inc. 2.437% due 09/11/2022		4,727	4,888
Kraft Heinz Foods Co. 7.125% due 08/01/2039		25,200	36,148
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		41,331	38,644
4.500% due 08/15/2025		3,342	1,972
Leidos, Inc.
2.300% due 02/15/2031		15,300	15,607
3.625% due 05/15/2025		1,800	2,015
4.375% due 05/15/2030		3,300	3,957
Level 3 Financing, Inc.
3.400% due 03/01/2027		16,100	17,564
3.875% due 11/15/2029		10,520	11,707
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		14,600	14,699
Marriott International, Inc.
3.500% due 10/15/2032		28,140	30,843
3.600% due 04/15/2024		12,900	13,757
4.150% due 12/01/2023		32,500	35,129
4.625% due 06/15/2030		1,600	1,879
Masco Corp. 5.950% due 03/15/2022		800	852
McDonald's Corp. 3.700% due 01/30/2026		2,700	3,077
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		18,000	18,594
Microchip Technology, Inc. 3.922% due 06/01/2021		9,770	9,910
Micron Technology, Inc.
4.975% due 02/06/2026		13,300	15,731
5.327% due 02/06/2029		10,000	12,519
MidMichigan Health 3.409% due 06/01/2050		29,500	32,965
Mohawk Industries, Inc. 3.625% due 05/15/2030		3,100	3,471
Moody's Corp. 3.250% due 05/20/2050		1,200	1,336
Motorola Solutions, Inc. 2.300% due 11/15/2030		18,470	18,841
Motors Liquidation Co. 8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP 4.700% due 04/15/2048		$7,200	8,553
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,575
NetApp, Inc.
1.875% due 06/22/2025		13,200	13,797
2.375% due 06/22/2027		32,800	35,096
2.700% due 06/22/2030		41,400	44,514
Netflix, Inc. 4.625% due 05/15/2029	EUR	15,319	22,701
Newell Brands, Inc.
4.700% due 04/01/2026		$2,700	2,978
4.875% due 06/01/2025		2,600	2,864
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		44,300	46,347
3.522% due 09/17/2025		122,200	131,117
4.345% due 09/17/2027		108,700	120,152
4.810% due 09/17/2030		14,600	16,477
Northeastern University 2.894% due 10/01/2050		7,200	7,609

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023	418	415
7.041% due 10/01/2023	6,679	6,565
Nutrition & Biosciences, Inc.
1.230% due 10/01/2025	15,300	15,469
3.268% due 11/15/2040	7,100	7,630
3.468% due 12/01/2050	18,200	19,771
NXP BV
2.700% due 05/01/2025	4,788	5,156
3.150% due 05/01/2027	4,100	4,522
3.400% due 05/01/2030	10,400	11,811
3.875% due 09/01/2022	11,935	12,581
3.875% due 06/18/2026	37,482	42,972
4.300% due 06/18/2029	2,100	2,506
4.625% due 06/01/2023	2,600	2,843
5.350% due 03/01/2026	13,800	16,644
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050	4,000	3,874
Occidental Petroleum Corp.
1.671% (US0003M + 1.450%) due 08/15/2022 ~	71,550	70,147
6.950% due 07/01/2024	2,163	2,341
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (h)(k)	38,250	248
ONEOK Partners LP
6.125% due 02/01/2041	2,170	2,611
6.850% due 10/15/2037	2,200	2,839
Oracle Corp.
2.800% due 04/01/2027	300	331
3.600% due 04/01/2050	9,800	11,445
3.850% due 04/01/2060	14,500	17,832
Owens Corning 4.200% due 12/01/2024	1,700	1,891
Panasonic Corp. 2.536% due 07/19/2022	11,100	11,413
PayPal Holdings, Inc.
1.650% due 06/01/2025	5,900	6,169
2.300% due 06/01/2030	30,100	32,267
2.400% due 10/01/2024	6,800	7,273
2.650% due 10/01/2026	13,200	14,513
2.850% due 10/01/2029	41,400	46,051
3.250% due 06/01/2050	22,000	25,429
PeaceHealth Obligated Group 3.218% due 11/15/2050	2,500	2,717
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023	2,700	2,880
Penske Truck Leasing Co. LP
3.450% due 07/01/2024	34,800	37,935
4.125% due 08/01/2023	11,800	12,829
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	11,400	12,202
Petronas Capital Ltd. 4.550% due 04/21/2050	3,500	4,694
Phillips 66 0.833% (US0003M + 0.600%) due 02/26/2021 ~	2,300	2,300
President and Fellows of Harvard College 2.517% due 10/15/2050	9,650	10,296
Quanta Services, Inc. 2.900% due 10/01/2030	4,000	4,290
QVC, Inc. 4.375% due 03/15/2023	1,700	1,789
Raytheon Technologies Corp. 3.200% due 03/15/2024	1,000	1,080
Reckitt Benckiser Treasury Services PLC
0.798% (US0003M + 0.560%) due 06/24/2022 ~	4,700	4,723
2.375% due 06/24/2022	9,250	9,514
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	5,800	5,718
2.800% due 09/15/2050	5,500	5,351
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	7,300	7,421
Rockefeller Foundation 2.492% due 10/01/2050	17,490	18,238
Rolls-Royce PLC 5.750% due 10/15/2027	1,200	1,330
Royalty Pharma PLC
0.750% due 09/02/2023	11,000	11,059
1.200% due 09/02/2025	11,900	12,093
1.750% due 09/02/2027	13,000	13,387
Rumo Luxembourg SARL 5.250% due 01/10/2028	15,500	16,810
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	1,400	1,607
4.500% due 05/15/2030	37,900	44,950
5.000% due 03/15/2027	4,375	5,161
5.625% due 04/15/2023	2,800	3,078

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Sands China Ltd.
3.800% due 01/08/2026		600	642
4.600% due 08/08/2023		3,400	3,619
5.125% due 08/08/2025		300	337
Saudi Arabian Oil Co. 2.750% due 04/16/2022		10,800	11,099
Seagate HDD Cayman
4.091% due 06/01/2029		2,100	2,254
4.125% due 01/15/2031		6,900	7,388
4.875% due 06/01/2027		800	902
5.750% due 12/01/2034		750	885
Sherwin-Williams Co. 2.750% due 06/01/2022		83	86
Siemens Financieringsmaatschappij NV 2.000% due 09/15/2023		300	313
Smith & Nephew PLC 2.032% due 10/14/2030		30,290	30,866
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		1,194	1,203
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		14,963	14,692
4.600% due 06/15/2028		6,800	6,736
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,107	3,920
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		1,547	1,564
4.738% due 09/20/2029		19,300	20,964
5.152% due 09/20/2029		54,600	63,336
Starbucks Corp. 2.550% due 11/15/2030		107,150	115,943
Suntory Holdings Ltd. 2.550% due 06/28/2022		8,000	8,225
Sutter Health 3.361% due 08/15/2050		26,400	28,766
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	3,084
Syngenta Finance NV
3.933% due 04/23/2021		1,200	1,208
4.441% due 04/24/2023		17,900	18,796
4.892% due 04/24/2025		4,700	5,046
5.182% due 04/24/2028		12,000	12,876
Sysco Corp. 5.650% due 04/01/2025		5,180	6,164
T-Mobile USA, Inc.
1.500% due 02/15/2026		23,400	24,002
2.050% due 02/15/2028		14,700	15,309
2.550% due 02/15/2031		31,900	33,537
3.750% due 04/15/2027		32,570	37,123
3.875% due 04/15/2030		31,657	36,699
Takeda Pharmaceutical Co. Ltd.
2.050% due 03/31/2030		37,500	38,394
4.400% due 11/26/2023		31,600	35,037
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	10,318
7.000% due 10/15/2028		3,900	5,100
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	15,177
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023		15,500	18,346
2.200% due 07/21/2021		$1,658	1,657
3.250% due 04/15/2022	EUR	29,800	37,019
4.500% due 03/01/2025		20,900	26,522
6.000% due 04/15/2024		$9,300	9,880
Textron, Inc. 2.450% due 03/15/2031		7,300	7,528
Toyota Industries Corp. 3.110% due 03/12/2022		17,200	17,707
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		46,200	46,548
Toyota Tsusho Corp. 3.625% due 09/13/2023		7,090	7,618
TransCanada PipeLines Ltd.
3.750% due 10/16/2023		1,800	1,946
9.875% due 01/01/2021		1,200	1,200
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		5,200	5,836
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		22,400	23,536
TripAdvisor, Inc. 7.000% due 07/15/2025		4,200	4,544
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		5,534	5,138
4.625% due 12/03/2026		1,473	1,318
7.125% due 04/22/2025		4,531	4,173
United Airlines Pass-Through Trust
2.700% due 11/01/2033		2,956	2,865

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.100% due 01/07/2030		4,966	5,044
3.450% due 06/01/2029		4,865	4,886
3.450% due 01/07/2030		2,092	2,074
3.500% due 09/01/2031		4,373	4,357
3.750% due 03/03/2028		1,436	1,463
4.000% due 10/11/2027		2,717	2,755
4.150% due 02/25/2033		12,206	12,787
4.300% due 02/15/2027		1,054	1,068
5.875% due 04/15/2029		59,230	64,159
United Group BV 4.875% due 07/01/2024	EUR	5,700	7,133
UnitedHealth Group, Inc.
1.250% due 01/15/2026		$700	722
2.000% due 05/15/2030		14,400	15,280
Utah Acquisition Sub, Inc.
2.250% due 11/22/2024	EUR	7,000	9,218
3.150% due 06/15/2021		$15,930	16,085
3.950% due 06/15/2026		8,800	10,073
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	12,588
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	13,937
5.250% due 05/15/2029		10,000	14,792
VMware, Inc.
2.950% due 08/21/2022		$18,238	18,924
3.900% due 08/21/2027		100	113
4.500% due 05/15/2025		11,358	13,009
4.650% due 05/15/2027		18,560	21,740
4.700% due 05/15/2030		19,100	23,001
Volkswagen Group of America Finance LLC
1.098% (US0003M + 0.860%) due 09/24/2021 ~		13,500	13,569
2.700% due 09/26/2022		18,600	19,293
2.850% due 09/26/2024		17,200	18,386
2.900% due 05/13/2022		47,800	49,326
3.125% due 05/12/2023		35,400	37,408
3.200% due 09/26/2026		6,500	7,187
3.350% due 05/13/2025		32,845	36,131
3.750% due 05/13/2030		6,400	7,394
4.250% due 11/13/2023		117,400	129,233
4.750% due 11/13/2028		43,500	53,051
Volkswagen International Finance NV 1.037% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	17,100	21,672
Vulcan Materials Co. 0.875% (US0003M + 0.650%) due 03/01/2021 ~		$880	880
Walt Disney Co.
1.750% due 01/13/2026		28,900	30,303
2.200% due 01/13/2028		16,100	17,253
2.650% due 01/13/2031		17,930	19,663
3.600% due 01/13/2051		49,400	59,964
3.800% due 05/13/2060		14,800	18,805
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		5,600	6,047
WestRock RKT LLC 4.900% due 03/01/2022		5,280	5,550
Whirlpool Corp. 4.600% due 05/15/2050		28,200	36,587
WK Kellogg Foundation Trust 2.443% due 10/01/2050		1,000	1,022
Woodside Finance Ltd. 3.650% due 03/05/2025		100	108
WPP Finance 2010 3.750% due 09/19/2024		300	333
Wynn Las Vegas LLC 5.500% due 03/01/2025		30,700	32,133
Xylem, Inc.
1.950% due 01/30/2028		2,200	2,320
2.250% due 01/30/2031		6,400	6,745
3.250% due 11/01/2026		2,400	2,701
Yara International ASA
3.148% due 06/04/2030		12,500	13,549
4.750% due 06/01/2028		6,200	7,358
Zimmer Biomet Holdings, Inc.
0.989% (US0003M + 0.750%) due 03/19/2021 ~		578	578
1.164% due 11/15/2027	EUR	1,900	2,435
3.050% due 01/15/2026		$15,600	17,216
Zoetis, Inc. 2.000% due 05/15/2030		34,000	35,226
			8,309,620
SPECIALTY FINANCE 0.4%
CIMIC Group Ltd.
0.000% due 01/21/2021 (h)(m)		35,779	35,705
0.000% due 01/22/2021 (h)(m)		49,847	49,738
0.000% due 02/10/2021 (h)(m)		63,002	62,729
0.000% due 02/12/2021 (h)(m)		77,479	77,124

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.000% due 03/16/2021 (h)(m)		41,578	41,219
0.000% due 03/19/2021 (h)(m)		7,115	7,053
0.000% due 04/22/2021 (h)(m)		25,000	24,677
Lloyds Banking Group PLC 3.870% due 09/02/2021 (m)		14,161	14,357
			312,602
UTILITIES 3.7%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		4,506	4,684
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	9,133
AES Corp.
2.450% due 01/15/2031		11,600	11,760
3.300% due 07/15/2025		21,950	23,953
3.950% due 07/15/2030		9,800	11,096
Alabama Power Co. 1.450% due 09/15/2030		5,180	5,215
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	8,445
Ameren Corp. 2.500% due 09/15/2024		200	213
Ameren Illinois Co. 1.550% due 11/15/2030		4,300	4,334
American Transmission Systems, Inc.
5.000% due 09/01/2044		700	859
5.250% due 01/15/2022		2,050	2,137
American Water Capital Corp.
3.450% due 06/01/2029		9,800	11,285
3.850% due 03/01/2024		1,400	1,531
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	4,000	5,767
Appalachian Power Co. 3.300% due 06/01/2027		$3,400	3,800
Arizona Public Service Co.
2.600% due 08/15/2029		6,400	6,979
3.350% due 05/15/2050		14,000	16,328
AT&T, Inc.
1.650% due 02/01/2028		24,950	25,478
2.250% due 02/01/2032		50,040	50,830
2.750% due 06/01/2031		45,850	49,025
3.100% due 02/01/2043		1,200	1,218
3.300% due 02/01/2052		51,900	51,461
3.500% due 02/01/2061		3,300	3,287
3.850% due 06/01/2060		1,200	1,261
4.350% due 03/01/2029		4,100	4,890
Atmos Energy Corp. 1.500% due 01/15/2031		26,500	26,526
Baltimore Gas & Electric Co.
2.800% due 08/15/2022		1,256	1,298
3.350% due 07/01/2023		700	747
Black Hills Corp. 2.500% due 06/15/2030		6,600	6,942
Blue Racer Midstream LLC 6.125% due 11/15/2022		21,964	22,017
Boston Gas Co. 3.150% due 08/01/2027		2,900	3,223
British Telecommunications PLC 4.500% due 12/04/2023		13,595	15,062
British Transco International Finance BV 0.000% due 11/04/2021 (h)		20	20
CenterPoint Energy Houston Electric LLC 2.900% due 07/01/2050		2,400	2,607
Duke Energy Carolinas LLC 3.350% due 05/15/2022		1,000	1,042
Duke Energy Corp.
0.871% (US0003M + 0.650%) due 03/11/2022 ~		29,800	29,965
2.450% due 06/01/2030		8,600	9,165
2.650% due 09/01/2026		600	654
3.750% due 04/15/2024		10,600	11,674
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,200	6,030
Duke Energy Progress LLC 3.375% due 09/01/2023		1,900	2,046
Edison International
2.950% due 03/15/2023		600	624
3.125% due 11/15/2022		6,700	6,960
5.750% due 06/15/2027		4,700	5,630
EDP Finance BV 1.710% due 01/24/2028		40,000	40,020
Enable Midstream Partners LP 4.950% due 05/15/2028		4,290	4,437
Enel Finance International NV
2.650% due 09/10/2024		197,101	210,104
4.250% due 09/14/2023		7,150	7,824

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

4.625% due 09/14/2025	28,500	33,198
Entergy Arkansas LLC
3.050% due 06/01/2023	1,600	1,688
3.750% due 02/15/2021	2,300	2,306
Entergy Corp.
2.800% due 06/15/2030	6,100	6,595
3.750% due 06/15/2050	7,700	8,944
4.000% due 07/15/2022	16,400	17,200
Evergy Metro, Inc.
2.250% due 06/01/2030	12,600	13,359
3.150% due 03/15/2023	425	448
Exelon Corp. 3.950% due 06/15/2025	933	1,056
Exelon Generation Co. LLC 3.250% due 06/01/2025	11,000	12,022
FirstEnergy Corp.
1.600% due 01/15/2026	5,500	5,381
2.250% due 09/01/2030	12,000	11,616
3.900% due 07/15/2027	2,000	2,206
Florida Power & Light Co. 3.700% due 12/01/2047	2,600	3,223
Greenko Dutch BV 4.875% due 07/24/2022	250	253
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	24,000	24,959
5.950% due 07/29/2026	14,300	15,517
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	5,000	5,143
Interstate Power & Light Co. 3.250% due 12/01/2024	9,870	10,822
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	7,600	8,803
ITC Holdings Corp. 2.950% due 05/14/2030	27,900	30,541
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	5,893
LG&E & KU Energy LLC 4.375% due 10/01/2021	4,120	4,197
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	3,408
Metropolitan Edison Co.
3.500% due 03/15/2023	2,355	2,458
4.300% due 01/15/2029	1,200	1,359
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	9,400	9,644
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,764
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	10,162
2.300% due 09/15/2022	800	826
2.950% due 02/07/2024	3,250	3,479
8.000% due 03/01/2032	165	260
New York State Electric & Gas Corp. 1.950% due 10/01/2030	18,300	18,348
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	162,400	166,923
2.250% due 06/01/2030	74,690	78,360
2.800% due 01/15/2023	2,400	2,512
3.625% due 06/15/2023	5,175	5,529
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	1,099
4.278% due 12/15/2028	17,600	20,989
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	5,763	5,532
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)	70,066	18,392
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	2,659	2,520
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)	21,995	3,079
Oncor Electric Delivery Co. LLC 4.100% due 06/01/2022	690	719
ONEOK, Inc.
5.850% due 01/15/2026	15,100	18,102
6.350% due 01/15/2031	11,100	14,251
7.150% due 01/15/2051	6,700	9,284
Pacific Gas & Electric Co.
1.699% (US0003M + 1.480%) due 06/16/2022 ~	74,500	74,539
1.750% due 06/16/2022	43,900	44,027
2.100% due 08/01/2027	28,879	29,349
2.500% due 02/01/2031	39,700	39,800
2.950% due 03/01/2026	4,050	4,287
3.150% due 01/01/2026	32,240	34,381
3.300% due 03/15/2027	9,400	10,072
3.300% due 12/01/2027	10,000	10,689
3.300% due 08/01/2040 (o)	20,719	20,704

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.400% due 08/15/2024	2,230	2,376
3.450% due 07/01/2025	13,300	14,422
3.500% due 06/15/2025	16,990	18,389
3.500% due 08/01/2050	51,900	51,699
3.750% due 02/15/2024	15,685	16,738
3.750% due 07/01/2028	12,700	13,885
3.750% due 08/15/2042	2,000	2,015
3.850% due 11/15/2023	4,691	4,989
3.950% due 12/01/2047	24,400	25,314
4.000% due 12/01/2046	6,800	7,079
4.250% due 08/01/2023	6,626	7,118
4.250% due 03/15/2046	9,600	10,327
4.300% due 03/15/2045	8,500	9,072
4.450% due 04/15/2042	9,200	9,975
4.500% due 07/01/2040	23,100	25,819
4.500% due 12/15/2041	10,400	10,890
4.550% due 07/01/2030	41,563	47,391
4.600% due 06/15/2043	3,300	3,627
4.650% due 08/01/2028	6,100	6,973
4.750% due 02/15/2044	4,100	4,617
4.950% due 07/01/2050	8,700	10,376
PacifiCorp
2.700% due 09/15/2030	100	110
3.300% due 03/15/2051	100	115
Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	7,209
2.700% due 01/15/2051	18,600	19,932
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	8,381	8,740
Puget Energy, Inc. 4.100% due 06/15/2030	15,900	18,004
Rio Oil Finance Trust
8.200% due 04/06/2028	2,156	2,431
9.250% due 07/06/2024	9,609	10,666
9.750% due 01/06/2027	27,668	32,096
Rochester Gas and Electric Corp. 1.850% due 12/01/2030	600	600
San Diego Gas & Electric Co.
1.700% due 10/01/2030	14,400	14,575
3.320% due 04/15/2050	1,300	1,482
Sempra Energy
0.667% (US0003M + 0.450%) due 03/15/2021 ~	30,290	30,310
4.050% due 12/01/2023	2,300	2,522
Shell International Finance BV
2.750% due 04/06/2030	50,900	56,197
3.250% due 04/06/2050	23,900	27,121
Southern California Gas Co.
3.150% due 09/15/2024	10,300	11,275
3.200% due 06/15/2025	2,500	2,768
Southwestern Public Service Co. 3.150% due 05/01/2050	9,700	10,778
Sprint Communications, Inc.
6.000% due 11/15/2022	3,600	3,902
11.500% due 11/15/2021	1,200	1,304
Sprint Corp.
7.125% due 06/15/2024	200	234
7.250% due 09/15/2021	6,100	6,355
7.875% due 09/15/2023	2,500	2,898
Systems Energy Resources, Inc. 2.140% due 12/09/2025	18,500	18,548
Tampa Electric Co. 2.600% due 09/15/2022	8,535	8,802
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	300	328
Union Electric Co. 2.625% due 03/15/2051	16,500	17,296
Verizon Communications, Inc.
1.500% due 09/18/2030	16,290	16,046
3.376% due 02/15/2025	225,859	250,899
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	13
Vodafone Group PLC
1.220% (US0003M + 0.990%) due 01/16/2024 ~	2,600	2,636
3.750% due 01/16/2024	23,800	26,019
VTR Comunicaciones SpA 5.125% due 01/15/2028	15,400	16,426
WEC Energy Group, Inc.
1.375% due 10/15/2027	6,100	6,208

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

1.800% due 10/15/2030	16,190	16,264
		2,579,003
Total Corporate Bonds & Notes (Cost $22,571,424)		24,019,496
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	5,485
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,772
2.534% due 06/01/2028	5,100	5,477
2.584% due 06/01/2029	3,600	3,869
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	9,900	9,910
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,016
8.360% due 08/01/2040	9,525	9,563
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	12,600	13,142
Los Angeles Community College District, California General Obligation Notes, Series 2020
1.606% due 08/01/2028	4,540	4,713
1.806% due 08/01/2030	5,040	5,208
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	306
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	4,700	5,197
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	9,744
University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	2,300	2,334
1.316% due 05/15/2027	5,700	5,795
1.614% due 05/15/2030	1,100	1,112
		90,649
CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	208
FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.258% due 07/01/2025	28,600	29,268
1.705% due 07/01/2027	11,200	11,632
2.154% due 07/01/2030	30,400	32,015
		72,915
GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	51,241	79,313
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	8,205	8,608
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,423	1,544
		10,152
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	19,970	20,266
MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000 7.590% due 02/01/2022	6,200	6,366
NEW YORK 0.2%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	23,727
2.127% due 03/15/2032	23,000	23,474
2.227% due 03/15/2033	23,000	23,480
2.277% due 03/15/2034	19,000	19,309

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,337
		91,327
OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	4,382
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,134
5.401% due 06/15/2022	3,500	3,687
5.501% due 06/15/2023	3,500	3,811
		9,632
RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	211
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	8,200	8,441
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	1,010
1.946% due 11/01/2028	2,435	2,513
2.046% due 11/01/2029	1,400	1,448
2.096% due 11/01/2030	1,750	1,808
		15,220
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,639
3.401% due 06/01/2034	10,930	11,225
3.501% due 06/01/2035	9,935	10,222
		23,086
Total Municipal Bonds & Notes (Cost $391,551)		423,727
U.S. GOVERNMENT AGENCIES 28.1%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(h)	1,363	1,346
0.191% due 07/25/2037 •	86	85
0.255% due 03/25/2036 •	448	447
0.268% due 03/25/2034 •	21	21
0.298% due 08/25/2034 •	22	22
0.348% due 05/25/2035 •	5	5
0.388% due 06/25/2032 •	6	5
0.398% due 05/25/2037 •	18	18
0.448% due 12/25/2028 - 03/25/2037 •	454	454
0.468% due 06/25/2037 •	105	105
0.498% due 05/25/2042 - 03/25/2044 •	881	885
0.508% due 03/25/2037 •	6	7
0.528% due 07/25/2037 •	329	331
0.548% due 06/25/2029 - 11/25/2036 •	1,070	1,077
0.558% due 04/18/2028 •	15	15
0.560% due 08/25/2022 ~(a)	28,226	162
0.598% due 08/25/2021 - 09/25/2037 •	1,198	1,209
0.608% due 10/18/2030 •	111	111
0.648% due 08/25/2030 •	151	151
0.668% due 10/25/2040 •	30	31
0.708% due 12/18/2031 •	26	26
0.728% due 08/25/2037 •	3,747	3,794
0.798% due 10/25/2023 - 03/25/2024 •	127	127
0.818% due 03/25/2038 •	50	51
0.868% due 06/25/2037 •	121	124
0.898% due 03/25/2038 - 11/25/2039 •	168	170
1.048% due 04/25/2032 •	5	5
1.148% due 04/25/2023 •	13	13
1.467% due 11/01/2037 •	8	8
1.636% due 04/01/2027 •	3	3
1.700% due 05/01/2023	16	16
1.719% due 12/01/2034 •	38	39
1.750% due 12/01/2024 •	1	1
1.763% due 10/01/2034 •	333	335
1.769% due 11/01/2034 •	226	234
1.772% due 11/01/2035 •	38	38
1.802% due 12/01/2034 •	21	22
1.843% due 10/01/2034 •	27	27
1.853% due 03/01/2034 •	3	3
1.875% due 09/01/2024 •	4	4

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

1.882% due 03/01/2034 •	797	829
1.890% due 11/01/2024 •	1	1
1.895% due 11/01/2031 - 09/01/2035 •	469	476
1.903% due 03/01/2033 •	18	18
1.915% due 11/01/2034 •	83	83
1.925% due 10/01/2034 •	238	240
1.943% due 04/01/2036 •	52	54
1.944% due 07/01/2042 - 10/01/2044 •	8,390	8,472
1.946% due 12/01/2044 •	1,086	1,097
1.950% due 08/01/2035 •	203	203
1.970% due 09/01/2034 •	148	149
1.971% due 10/01/2035 •	164	167
1.980% due 06/01/2035 •	193	193
1.993% due 12/01/2035 •	69	68
1.994% due 11/01/2032 - 09/01/2041 •	3,498	3,531
2.011% due 02/01/2035 •	143	148
2.035% due 06/01/2035 •	73	73
2.046% due 09/01/2035 •	1	1
2.076% due 10/01/2034 •	248	250
2.082% due 10/01/2035 •	41	42
2.095% due 09/01/2035 •	432	432
2.103% due 11/01/2034 •	5	5
2.137% due 11/01/2035 •	310	313
2.142% due 09/01/2036 •	1	1
2.144% due 10/01/2030 - 10/01/2040 •	1,209	1,220
2.170% due 10/01/2035 •	10	11
2.173% due 11/01/2035 •	64	64
2.180% due 07/01/2035 •	2	2
2.189% due 09/01/2035 •	5	6
2.191% due 09/01/2034 •	1,917	1,994
2.206% due 11/01/2035 •	1,341	1,421
2.217% due 09/01/2037 •	11	11
2.225% due 09/01/2035 •	15	15
2.230% due 09/01/2023 - 09/01/2035 •	35	35
2.243% due 11/01/2034 •	127	128
2.250% due 12/01/2025 •	28	28
2.265% due 09/01/2035 •	146	146
2.277% due 03/01/2035 •	7	8
2.279% due 01/01/2036 •	75	75
2.280% due 11/01/2035 •	57	56
2.287% due 11/01/2035 •	107	107
2.296% due 07/01/2024 •	10	10
2.300% due 11/01/2035 •	381	382
2.315% due 11/01/2023 •	36	36
2.325% due 02/01/2023 - 06/01/2025 •	22	23
2.329% due 09/01/2037 •	1	1
2.331% due 06/25/2055 ~(a)	10,947	680
2.335% due 10/01/2035 •	42	42
2.342% due 08/01/2035 •	741	754
2.345% due 11/01/2035 •	195	197
2.350% due 05/01/2026 •	2	2
2.358% due 01/25/2031 ~(a)	198,166	29,322
2.360% due 10/01/2035 •	128	131
2.362% due 09/01/2035 •	29	29
2.381% due 08/01/2035 •	411	414
2.383% due 09/01/2035 •	51	52
2.384% due 08/01/2035 •	101	104
2.385% due 09/01/2035 •	162	163
2.386% due 02/01/2028 •	5	5
2.391% due 09/01/2022 •	4	4
2.395% due 12/01/2025 •	26	26
2.398% due 11/01/2025 •	3	3
2.402% due 09/01/2033 •	3	3
2.413% due 08/01/2035 - 09/01/2035 •	479	488
2.417% due 10/01/2024 •	6	6
2.437% due 12/25/2038 ~(a)	11,580	531
2.440% due 12/01/2022 - 04/01/2024 •	17	17
2.442% due 09/01/2035 •	9	9
2.446% due 05/25/2044 ~(a)	10,375	623
2.448% due 09/01/2033 •	24	24
2.458% due 07/01/2034 •	4	4
2.470% due 07/01/2026 - 07/01/2035 •	62	62
2.471% due 03/25/2036 ~(a)	12,565	1,105
2.479% due 07/01/2035 •	88	89
2.480% due 06/01/2035 •	147	148
2.504% due 11/01/2035 •	537	554
2.508% due 08/01/2035 •	4	4
2.510% due 07/01/2035 •	16	16
2.515% due 09/01/2029 •	2	2
2.520% due 08/01/2033 •	2	2
2.521% due 11/01/2025 •	59	59
2.528% due 02/01/2028 •	20	21
2.537% due 08/01/2035 •	38	38
2.540% due 06/01/2023 •	17	17
2.547% due 07/01/2035 •	175	175
2.551% due 12/01/2035 •	23	23

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.560% due 08/01/2032 - 06/01/2034 •	3	3
2.576% due 08/01/2026 •	12	12
2.580% due 09/01/2024 •	26	26
2.585% due 07/01/2035 •	235	236
2.588% due 03/01/2025 •	48	48
2.592% due 05/01/2034 •	40	40
2.595% due 07/01/2026 - 07/01/2035 •	221	222
2.602% due 06/01/2035 •	894	934
2.625% due 10/01/2023 - 12/01/2023 •	7	7
2.629% due 08/01/2035 •	3	3
2.633% due 12/01/2030 •	5	5
2.639% due 08/01/2035 •	80	84
2.643% due 05/01/2035 •	12	12
2.655% due 10/01/2026 •	4	4
2.676% due 12/01/2034 •	10	10
2.680% due 02/01/2022	4,778	4,841
2.693% due 06/01/2035 •	11	11
2.700% due 10/01/2027 - 06/01/2030 •	26	26
2.742% due 05/25/2035 ~	2,461	2,506
2.763% due 06/01/2025 •	50	50
2.765% due 05/01/2035 •	19	19
2.777% due 07/01/2034 •	187	188
2.783% due 02/01/2036 •	40	40
2.790% due 07/01/2022	3,770	3,859
2.800% due 07/01/2022	7,697	7,880
2.830% due 12/01/2033 •	245	246
2.832% due 12/01/2034 •	216	218
2.838% due 07/01/2033 •	1	1
2.840% due 05/01/2038 •	5,945	6,262
2.850% due 06/01/2035 •	248	258
2.854% due 06/01/2033 •	11	11
2.863% due 05/01/2035 •	695	730
2.875% due 08/01/2024 •	8	8
2.880% due 11/01/2034 •	438	462
2.893% due 03/01/2034 •	728	745
2.912% due 07/01/2035 •	172	173
2.934% due 05/01/2025 •	19	19
2.960% due 07/01/2022	2,450	2,512
2.965% due 05/01/2022 ~	3,113	3,179
2.969% due 12/01/2034 •	4	4
2.988% due 02/01/2027 •	40	40
3.000% due 01/01/2022 - 09/01/2057	121,167	129,312
3.007% due 08/01/2027 - 02/01/2035 •	788	794
3.014% due 05/01/2033 •	21	21
3.015% due 06/01/2036 •	39	39
3.022% due 11/01/2025 •	5	5
3.047% due 08/01/2023 - 11/01/2025 •	17	17
3.080% due 08/01/2025 •	52	52
3.101% due 01/01/2035 •	868	895
3.123% due 05/01/2036 •	163	171
3.125% due 02/01/2022 •	3	3
3.135% due 04/01/2034 •	31	32
3.170% due 11/01/2021 •	4	4
3.189% due 05/01/2037 •	6	6
3.203% due 05/01/2022 ~	360	365
3.205% due 01/01/2036 •	46	48
3.219% due 05/01/2035 •	415	420
3.252% due 05/01/2035 •	938	983
3.283% due 01/01/2035 •	2,446	2,522
3.295% due 01/01/2035 •	970	1,003
3.308% due 12/01/2033 •	126	126
3.316% due 02/01/2035 •	18	18
3.322% due 04/01/2038 •	2	3
3.340% due 01/01/2036 •	2	2
3.375% due 10/01/2024 •	1	1
3.381% due 01/01/2036 - 01/01/2037 •	213	225
3.388% due 03/01/2033 •	24	24
3.395% due 03/01/2036 •	44	44
3.397% due 03/01/2022 ~	29,036	29,363
3.420% due 03/01/2036 •	63	63
3.428% due 01/01/2035 •	22	23
3.476% due 02/01/2035 •	771	807
3.500% due 08/25/2042	20,726	22,894
3.532% due 03/01/2035 •	146	147
3.545% due 12/01/2034 •	2	2
3.578% due 02/01/2035 •	303	304
3.587% due 02/01/2035 •	529	530
3.594% due 04/01/2035 •	11	11
3.595% due 04/01/2027 - 12/01/2035 •	107	107
3.645% due 08/01/2027 - 05/01/2030 •	11	11
3.660% due 04/01/2027 •	9	9
3.661% due 12/01/2036 •	8	8
3.675% due 02/01/2035 - 03/01/2035 •	8	8
3.685% due 02/01/2036 •	26	26
3.688% due 04/01/2034 •	1	1
3.690% due 12/01/2023 •	28	28

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.712% due 03/01/2023 •	12	13
3.715% due 01/01/2026 •	8	8
3.737% due 12/01/2035 •	1	1
3.738% due 12/01/2033 •	127	127
3.741% due 08/01/2027 •	53	53
3.759% due 04/01/2035 •	583	596
3.776% due 05/01/2030 •	4	4
3.781% due 06/01/2035 •	50	51
3.794% due 04/01/2033 •	12	12
3.801% due 01/01/2035 •	247	247
3.815% due 11/01/2025 - 03/01/2036 •	103	103
3.825% due 12/01/2023 •	13	13
3.837% due 12/01/2027 •	76	76
3.853% due 10/01/2027 •	13	13
3.875% due 07/01/2021 - 03/01/2023 •	17	17
3.879% due 03/01/2036 •	152	153
3.912% due 02/01/2036 - 03/01/2036 •	264	264
3.980% due 07/01/2021	125,500	126,635
4.000% due 02/01/2024 •	5	5
4.000% due 07/25/2040 - 01/01/2059	35,752	39,808
4.002% due 02/25/2033 •	722	787
4.079% due 12/01/2036 •	50	53
4.126% due 05/01/2035 •	7	7
4.225% due 12/01/2026 •	5	5
4.393% due 07/01/2024 •	10	10
4.404% due 03/01/2023 •	51	52
4.421% due 06/01/2021 ~	94	94
4.500% due 06/25/2024 - 09/25/2041	87,649	102,115
4.517% due 02/01/2028 •	2	2
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	1	1
5.000% due 09/18/2027 - 04/25/2035	683	772
5.024% due 09/01/2034 •	29	31
5.030% due 05/01/2024	1,903	2,121
5.180% due 12/25/2042 ~	6,503	7,183
5.500% due 02/25/2024 - 08/25/2035	85	95
5.748% due 10/25/2042 ~	4,920	5,661
5.750% due 12/20/2027 - 08/25/2034	760	838
5.922% due 02/25/2037 •(a)	13	2
5.952% due 06/25/2037 •(a)	101	14
6.000% due 05/17/2027 - 10/25/2044	7,242	8,425
6.002% due 12/25/2042 •(a)	2,461	313
6.052% due 03/25/2039 •(a)	1,466	13
6.102% due 05/25/2037 - 01/25/2040 •(a)	880	143
6.152% due 08/25/2042 •(a)	13,550	2,599
6.232% due 03/25/2037 •(a)	48	9
6.250% due 02/25/2029	170	191
6.300% due 10/17/2038	177	177
6.402% due 07/25/2036 •(a)	469	90
6.452% due 12/25/2036 - 06/25/2037 •(a)	289	56
6.492% due 12/25/2036 •(a)	179	36
6.500% due 06/25/2021 - 06/25/2044	9,729	11,219
6.502% due 07/25/2037 •(a)	131	22
6.612% due 05/25/2037 •(a)	41	9
6.750% due 10/25/2023	13	13
6.870% due 08/25/2037 ~	26	29
6.900% due 05/25/2023	2	2
7.000% due 10/25/2021 - 01/25/2048	1,510	1,688
7.375% due 05/25/2022	21	21
7.500% due 07/25/2022 - 07/25/2041	216	250
7.500% due 06/19/2041 ~	9	11
7.750% due 01/25/2022	5	5
7.800% due 10/25/2022	7	7
7.800% due 06/25/2026 ~	1	1
8.000% due 07/25/2021 - 03/01/2030	56	58
8.000% due 08/18/2027 (a)	1	0
8.500% due 09/25/2021 - 02/17/2027	46	54
9.000% due 03/25/2021 - 11/01/2025	29	30
9.000% due 06/25/2022 (a)	1	0
9.283% due 10/25/2043 •	31,637	41,338
9.805% due 11/25/2040 •	2	2
10.280% due 03/25/2039 ~	1	1
Federal Housing Administration 7.430% due 10/01/2022 - 02/01/2024	99	99
Freddie Mac
0.278% due 08/25/2031 •	146	139
0.409% due 07/15/2034 •	43	43
0.459% due 02/15/2037 •	4	4
0.499% due 02/15/2037 - 10/15/2040 •	35,452	35,506
0.509% due 12/15/2029 •	21	21
0.559% due 06/15/2031 - 05/15/2041 •	1,302	1,310
0.589% due 11/15/2042 •	9,221	9,293
0.609% due 11/15/2030 - 12/15/2031 •	24	24
0.659% due 06/15/2030 - 12/15/2032 •	42	41
0.709% due 01/15/2042 •	89	90
0.739% due 05/15/2032 - 07/15/2037 •	2,104	2,134
0.829% due 08/15/2037 •	2,584	2,626

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.853% due 09/25/2022 •	1,835	1,839
0.869% due 10/15/2037 •	1,034	1,053
0.879% due 05/15/2037 •	719	732
0.889% due 05/15/2040 •	12	13
0.909% due 08/15/2036 •	18	18
1.009% due 11/15/2039 •	12	12
1.148% due 05/25/2043 •	3,545	3,647
1.221% due 08/25/2022 ~(a)	138,529	2,375
1.605% due 05/01/2037 •	66	69
1.750% due 05/01/2023 •	5	5
1.788% due 12/01/2026 •	29	29
1.944% due 02/25/2045 •	7,622	7,686
2.008% due 09/01/2035 •	13	13
2.009% due 07/25/2044 •	1,243	1,255
2.126% due 09/01/2035 •	4	5
2.198% due 10/01/2023 •	10	10
2.199% due 10/01/2035 •	67	70
2.209% due 07/15/2035 •	33,100	33,480
2.225% due 10/01/2035 •	572	573
2.233% due 03/01/2024 •	2	2
2.235% due 11/01/2023 •	10	10
2.238% due 10/01/2035 •	2,103	2,207
2.265% due 10/01/2035 •	96	96
2.275% due 09/01/2035 •	744	773
2.296% due 10/01/2035 •	1,789	1,876
2.310% due 11/01/2035 •	144	144
2.345% due 08/01/2035 •	142	142
2.365% due 10/01/2023 - 09/01/2035 •	59	60
2.370% due 10/01/2035 - 11/01/2035 •	1,970	2,068
2.389% due 11/01/2035 •	1,206	1,268
2.390% due 04/01/2029 •	13	13
2.394% due 07/01/2023 •	3	3
2.409% due 10/01/2023 •	27	27
2.429% due 08/01/2035 •	2	2
2.445% due 02/01/2037 •	2	2
2.492% due 10/15/2041 ~(a)	3,414	170
2.496% due 06/15/2039 ~(a)	6,449	296
2.500% due 08/01/2023 - 12/01/2023 •	19	19
2.564% due 06/01/2024 •	15	15
2.575% due 02/01/2037 •	3	3
2.625% due 06/01/2024 - 05/01/2027 •	35	35
2.626% due 12/01/2035 •	59	59
2.630% due 11/01/2034 •	81	85
2.670% due 06/01/2030 •	110	110
2.696% due 08/01/2035 •	15	15
2.697% due 08/01/2035 •	2,859	3,020
2.700% due 08/01/2023	99,505	100,367
2.713% due 01/01/2034 •	492	515
2.716% due 11/15/2038 ~(a)	17,612	996
2.720% due 05/01/2023 •	1	1
2.741% due 05/01/2037 •	2	2
2.742% due 04/01/2024 •	20	20
2.754% due 08/01/2023 •	5	5
2.755% due 10/01/2026 •	41	41
2.767% due 07/01/2036 •	1	1
2.771% due 07/01/2027 •	2	2
2.796% due 07/01/2035 •	1,105	1,166
2.797% due 10/01/2024 •	2	2
2.817% due 08/01/2023 •	74	74
2.836% due 02/01/2036 •	43	44
2.838% due 06/01/2035 •	4,527	4,755
2.839% due 07/01/2032 •	9	9
2.859% due 09/01/2037 •	1	1
2.872% due 10/01/2022 •	5	5
2.875% due 04/25/2026	13,600	14,947
2.904% due 07/01/2024 •	3	3
2.910% due 10/25/2023 •	15	15
2.939% due 04/25/2029	2,600	2,952
2.947% due 01/01/2037 •	16	16
2.952% due 08/01/2023 •	23	23
2.960% due 07/01/2035 •	494	503
2.961% due 02/01/2025 •	1	1
2.992% due 05/15/2038 •(a)	1,114	53
3.000% due 03/01/2027	10	11
3.000% due 08/15/2027 (a)	5,395	332
3.003% due 10/01/2023 •	9	9
3.025% due 07/01/2023 •	13	13
3.062% due 01/01/2028 •	6	6
3.068% due 06/01/2022 •	23	23
3.099% due 02/01/2026 •	89	89
3.106% due 06/01/2033 •	52	55
3.129% due 06/01/2022 •	4	5
3.157% due 07/01/2025 •	13	13
3.180% due 01/01/2022 •	3	3
3.210% due 07/01/2030 •	107	107
3.250% due 05/01/2023 •	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.254% due 08/01/2035 •	5	5
3.294% due 09/01/2023 •	23	23
3.315% due 04/01/2036 •	6	6
3.340% due 10/25/2023 •	75	76
3.347% due 03/01/2035 •	168	170
3.358% due 11/01/2028 •	97	97
3.364% due 10/01/2024 •	6	6
3.372% due 06/01/2037 •	4	4
3.427% due 04/01/2029 •	2	2
3.493% due 05/01/2037 •	9	9
3.497% due 03/01/2036 •	13	13
3.500% due 07/01/2029 - 10/01/2047	66,831	72,709
3.520% due 04/01/2036 •	148	155
3.543% due 01/25/2036 ~	2,111	2,244
3.580% due 05/01/2035 •	2,189	2,292
3.620% due 05/01/2036 •	45	46
3.625% due 03/01/2035 - 02/01/2038 •	19	19
3.715% due 03/01/2035 •	7	7
3.730% due 09/01/2023 •	4	4
3.737% due 05/01/2023 •	3	3
3.786% due 03/01/2036 •	69	69
3.903% due 08/15/2032 ~	100	101
3.997% due 01/01/2024 •	1	1
4.000% due 10/01/2033 - 05/01/2048	73,606	80,565
4.500% due 02/01/2023 - 11/01/2048	137,434	150,018
5.000% due 02/15/2024 - 07/01/2040	4,174	4,785
5.500% due 09/15/2021 - 03/01/2038	3,000	3,471
5.841% due 06/15/2042 - 08/15/2042 •(a)	35,133	7,560
5.950% due 06/15/2028	5,962	6,652
6.000% due 03/01/2021 - 10/15/2036	12,311	14,305
6.091% due 02/15/2038 •(a)	262	47
6.141% due 05/15/2039 •(a)	259	54
6.250% due 12/15/2028	94	106
6.291% due 03/15/2037 •(a)	194	39
6.341% due 08/15/2036 •(a)	118	27
6.351% due 12/15/2041 •(a)	11,123	2,446
6.421% due 09/15/2036 •(a)	166	34
6.491% due 11/15/2036 •(a)	6,320	1,325
6.500% due 11/01/2022 - 10/25/2043	28,928	33,579
7.000% due 05/15/2021 - 10/25/2043	7,499	8,970
7.000% due 09/15/2023 (a)	1	0
7.500% due 02/01/2022 - 10/01/2036	1,762	2,026
7.645% due 05/01/2025	3,071	3,502
8.000% due 04/15/2021 - 06/01/2025	194	213
8.250% due 06/15/2022	5	5
8.500% due 06/15/2021 - 06/01/2030	35	36
8.843% due 11/15/2033 •	221	241
9.000% due 07/15/2021 - 07/01/2030	3	3
9.266% due 09/15/2043 - 12/15/2043 •	16,739	21,865
12.724% due 02/15/2041 •	9	15
20.260% due 05/15/2033 •	139	211
37.688% due 08/15/2037 •	450	952
Ginnie Mae
0.301% due 11/16/2043 ~(a)	36,959	333
0.505% due 05/20/2047 •	1,291	1,294
0.570% due 04/20/2063 - 05/20/2065 •	14,094	14,047
0.600% due 06/20/2065 - 02/20/2067 •	42,724	42,799
0.610% due 09/20/2065 - 06/20/2067 •	25,717	25,775
0.640% due 01/20/2061 - 07/20/2063 •	7,106	7,122
0.690% due 05/20/2065 •	5,682	5,722
0.710% due 04/20/2062 - 06/20/2065 •	13,369	13,438
0.720% due 06/20/2065 •	4,762	4,791
0.740% due 03/20/2062 - 08/20/2065 •	16,748	16,839
0.760% due 08/20/2065 •	44,668	44,994
0.800% due 12/20/2065 •	20,510	20,697
0.826% due 02/20/2060 •	1,143	1,150
0.852% due 04/20/2070 •	38,313	39,024
0.890% due 12/20/2065 - 08/20/2066 •	32,259	32,657
0.990% due 04/20/2066 - 11/20/2066 •	29,244	29,734
1.060% due 02/20/2060 - 07/20/2065 •	23,379	23,652
1.080% due 11/20/2067 •	3,878	3,952
1.140% due 01/20/2066 - 03/20/2066 •	42,947	43,866
1.190% due 02/20/2066 •	31,347	31,842
1.290% due 03/20/2066 •	10,445	10,722
1.586% due 06/20/2067 •	16,445	16,791
1.875% due 06/20/2041 •	2	2
1.904% due 04/20/2067 •	11,114	11,336
2.250% (H15T1Y + 1.500%) due 09/20/2021 - 09/20/2026 ~	2,122	2,171
2.250% due 08/20/2024 - 07/20/2034 •	1,822	1,879
2.500% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	11	11
2.500% due 03/15/2043 - 07/15/2043	180	193
2.875% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	1,629	1,661
2.875% due 05/20/2024 - 04/20/2041 •	3,302	3,427
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	1,442	1,473
3.000% due 02/20/2025 - 02/20/2034 •	2,614	2,683
3.000% due 11/15/2049 - 02/15/2050	9,178	9,567

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	1,861	1,893
3.125% due 11/20/2024 - 10/20/2038 •	1,763	1,810
3.500% (H15T1Y + 2.000%) due 01/20/2025 ~	3	3
3.500% due 10/15/2041 - 10/15/2047	35,103	37,453
3.950% due 07/15/2025	49	50
4.000% due 05/20/2041 - 04/15/2050	213,678	231,948
4.000% due 02/20/2044 (a)	24,876	3,658
4.500% due 08/15/2033 - 04/20/2050	1,512,925	1,635,200
4.750% due 07/20/2035	799	880
5.000% due 07/15/2033 - 11/20/2049	566,480	620,069
5.000% due 02/20/2049 (o)	515,382	564,318
5.500% due 03/16/2034	795	876
6.000% due 04/15/2028 - 12/20/2041	1,447	1,682
6.447% due 07/16/2031 - 08/16/2033 •(a)	607	33
6.500% due 11/15/2023 - 09/20/2038	234	259
6.750% due 10/16/2040 ~	73	78
7.000% due 12/15/2022 - 10/15/2034	217	243
7.500% due 02/15/2022 - 02/15/2035	146	162
7.750% due 08/20/2025 - 12/15/2040	1,341	1,351
8.000% due 04/20/2022 - 10/20/2031	176	198
8.500% due 05/15/2023 - 04/15/2031	138	151
9.000% due 04/15/2021 - 12/15/2030	46	48
9.500% due 07/20/2021 - 12/15/2026	2	2
Ginnie Mae, TBA
3.000% due 02/01/2051 - 03/01/2051	241,750	252,938
3.500% due 02/01/2051	198,700	210,530
4.000% due 01/01/2051 - 03/01/2051	330,816	352,794
4.500% due 01/01/2051 - 02/01/2051	153,900	164,812
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	8	8
4.340% due 03/01/2024	12	12
4.350% due 07/01/2023	25	26
4.625% due 02/01/2025	89	93
4.770% due 04/01/2024	44	46
4.840% due 02/01/2023	20	21
4.870% due 12/01/2024	76	80
4.890% due 12/01/2023	44	46
4.930% due 01/01/2024	80	83
4.950% due 03/01/2025	125	131
5.110% due 08/01/2025	33	35
5.130% due 09/01/2023	237	246
5.190% due 07/01/2024	12	13
5.240% due 08/01/2023	23	24
5.310% due 05/01/2027	29	32
5.320% due 04/01/2027	37	40
5.340% due 11/01/2021	76	78
5.510% due 11/01/2027	55	61
5.520% due 06/01/2024	256	271
5.600% due 09/01/2028	181	199
5.780% due 08/01/2027	6	7
5.820% due 07/01/2027	299	323
5.870% due 07/01/2028	88	97
6.020% due 08/01/2028	78	86
6.070% due 07/01/2026	76	82
6.290% due 01/01/2021	5	5
6.340% due 03/01/2021	24	25
6.440% due 02/01/2021	14	14
Uniform Mortgage-Backed Security
2.500% due 02/01/2040 - 03/01/2040	14,879	15,701
3.000% due 09/01/2027 - 09/01/2050	1,096,017	1,152,774
3.500% due 07/01/2023 - 07/01/2050	836,118	886,355
4.000% due 02/01/2024 - 08/01/2049	594,584	644,583
4.500% due 02/01/2023 - 05/01/2048	65,541	71,514
5.000% due 02/01/2021 - 02/01/2045	10,333	11,638
5.500% due 01/01/2021 - 04/01/2050	203,342	227,661
6.000% due 06/01/2021 - 09/01/2049	145,466	167,432
6.250% due 07/01/2024	0	1
6.500% due 07/01/2021 - 06/01/2039	1,671	1,972
7.500% due 12/01/2022 - 10/01/2031	17	18
8.000% due 01/01/2022 - 08/01/2032	2,028	2,370
8.500% due 01/01/2022 - 07/01/2037	560	627
9.000% due 08/01/2025 - 11/01/2025	3	3
9.500% due 02/01/2021 - 03/01/2026	7	8
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	3,542,200	3,668,213
2.500% due 01/01/2051 - 02/01/2051	2,073,666	2,183,960
2.500% due 03/01/2051	1,394,000	1,464,678
3.000% due 01/01/2036 - 02/01/2051	2,762,381	2,894,557
3.500% due 01/01/2051 - 02/01/2051	166,000	175,581
4.000% due 01/01/2051	42,000	44,855
4.500% due 01/01/2036 - 01/01/2051	49,365	53,269
5.500% due 01/01/2051	72,300	80,780
Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)	1,392	0
6.163% due 01/15/2030 ~	498	588

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

6.500% due 09/15/2024	1,392	1,521
Total U.S. Government Agencies (Cost $19,350,976)		19,619,324
U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
1.375% due 11/15/2040	1,401,600	1,383,751
1.375% due 08/15/2050	1,184,880	1,107,493
1.625% due 11/15/2050 (o)	246,610	245,204
2.000% due 02/15/2050	498,040	539,926
2.750% due 11/15/2042 (o)	764,500	945,860
2.875% due 05/15/2043	412,260	520,414
2.875% due 08/15/2045	321,230	408,050
2.875% due 05/15/2049	325,100	418,998
3.000% due 05/15/2042 (q)(s)	41,700	53,560
3.000% due 11/15/2044 (q)	56,000	72,362
3.000% due 05/15/2045	1,092,750	1,415,538
3.000% due 11/15/2045 (o)(q)(s)	80,700	104,850
3.125% due 02/15/2043 (q)(s)	79,700	104,385
3.125% due 08/15/2044	194,200	255,730
3.375% due 05/15/2044	163,600	223,391
3.625% due 08/15/2043 (s)	123,200	173,741
3.625% due 02/15/2044	257,460	364,034
U.S. Treasury Notes
0.875% due 11/15/2030 (q)(s)	287,100	286,023
1.750% due 06/30/2024 (q)(s)	402,300	424,018
Total U.S. Treasury Obligations (Cost $8,699,795)		9,047,328
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	24,584
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	35,171
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	21,883	21,907
Adjustable Rate Mortgage Trust
0.388% due 08/25/2036 •	4,454	2,179
0.688% due 11/25/2035 •	14	12
1.298% due 03/25/2035 •	3,473	3,327
2.692% due 03/25/2035 ~	727	739
2.746% due 01/25/2036 ^~	1,531	1,483
2.945% due 11/25/2035 ^~	1,319	1,266
2.973% due 09/25/2035 ~	1,203	988
3.025% due 01/25/2036 ~	1,375	1,222
3.045% due 11/25/2035 ^~	237	205
3.058% due 07/25/2035 ~	560	553
3.290% due 10/25/2035 ^~	2,058	1,979
3.311% due 09/25/2035 ^~	109	103
3.485% due 08/25/2035 ~	435	428
3.644% due 03/25/2036 ^~	151	108
3.936% due 07/25/2035 ~	803	818
American Home Mortgage Assets Trust 2.564% due 11/25/2035 ^~	3,339	3,102
American Home Mortgage Investment Trust
1.757% due 09/25/2045 •	571	571
1.830% due 02/25/2044 •	14	14
2.007% due 12/25/2035 •	1,244	654
2.007% due 11/25/2045 ^•	4,311	2,738
2.257% due 02/25/2045 •	13	13
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	8,583
AREIT Trust 2.779% due 04/15/2037 •	44,300	44,893
Ashford Hospitality Trust 1.159% due 06/15/2035 •	50,900	49,511
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^	505	505
6.000% due 07/25/2046 ^	1,066	1,036
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	30,450	33,854
Banc of America Funding Trust
0.248% due 04/25/2037 ^•	195	174
0.342% due 10/20/2036 •	9,285	8,493
0.358% due 04/25/2037 ^•	1,650	1,499
0.532% due 12/20/2046 ^•	1,345	1,266
0.548% due 05/25/2037 ^•	3,211	2,868
0.732% due 05/20/2035 ^•	371	343
0.752% due 02/20/2035 •	106	107
2.529% due 11/20/2035 ^~	1,138	1,102
2.809% due 09/20/2034 ~	85	86
2.888% due 10/20/2046 ^~	1,791	1,611
2.895% due 11/20/2034 ~	2,069	2,023
2.954% due 02/20/2036 ^~	1,889	1,810
3.046% due 03/20/2035 ~	27	28
3.056% due 09/20/2047 ^~	2,028	1,753

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.112% due 10/20/2046 ^~	1,335	1,137
3.222% due 09/20/2046 ^~	1,380	1,301
3.500% due 01/20/2047 ^~	53	51
3.506% due 05/25/2035 ~	23	24
3.521% due 03/20/2036 ~	123	112
3.571% due 05/20/2036 ^~	582	519
3.775% due 04/20/2036 ^~	1,737	1,726
3.997% due 03/20/2036 ~	192	183
5.500% due 09/25/2034	1,825	1,834
5.750% due 10/25/2035	1,263	1,214
5.750% due 09/25/2036	933	970
5.753% due 10/25/2036 ^þ	396	391
5.837% due 01/25/2037 ^þ	350	352
5.888% due 04/25/2037 ^þ	1,150	1,176
6.000% due 09/25/2036	2,183	2,337
6.000% due 09/25/2036 •	136	130
6.000% due 09/25/2036 ^	114	113
6.000% due 03/25/2037 ^	5,139	4,689
6.000% due 08/25/2037 ^	4,270	4,110
Banc of America Mortgage Trust
2.623% due 11/25/2035 ^~	261	257
2.741% due 07/25/2035 ~	869	756
2.884% due 07/25/2034 ~	51	50
3.029% due 09/25/2033 ~	349	348
3.094% due 07/25/2035 ^~	358	351
3.136% due 08/25/2035 ^~	2,531	2,493
3.337% due 01/25/2036 ~	1,243	1,135
3.542% due 07/25/2035 ~	119	115
3.614% due 07/20/2032 ~	82	83
3.672% due 02/25/2035 ~	681	687
3.783% due 05/25/2034 ~	163	163
3.996% due 02/25/2035 ~	211	208
4.339% due 05/25/2033 ~	199	201
5.500% due 05/25/2037 ^	299	265
6.000% due 07/25/2046 ^•	543	527
6.500% due 10/25/2031	22	23
BANK
2.403% due 03/15/2063	54,030	58,130
2.649% due 01/15/2063	76,897	84,365
3.071% due 08/15/2061	3,200	3,596
Bayview Commercial Asset Trust 0.793% due 08/25/2034 •	132	129
BBCMS Mortgage Trust
2.595% due 02/15/2053	3,010	3,293
2.639% due 02/15/2053	8,250	9,052
4.314% due 12/15/2051	7,000	8,421
BCAP LLC Trust
0.290% due 11/26/2036 •	1,286	1,267
0.310% due 11/26/2036 •	12,560	12,323
0.358% due 05/25/2047 •	57	54
0.368% due 05/25/2047 ^•	6,910	6,765
0.547% due 07/26/2036 ~	615	612
1.484% due 01/26/2047 •	6,902	6,392
1.584% due 11/26/2046 •	1,033	1,047
2.271% due 07/26/2036 ~	1,914	1,922
3.034% due 02/26/2036 ~	239	239
3.313% due 08/26/2036 ~	9,534	7,194
3.575% due 05/26/2036 ~	4,072	3,206
3.670% due 03/26/2037 ~	1,916	1,661
3.706% due 07/26/2036 ~	566	526
4.861% due 03/26/2037 þ	11,834	11,934
5.000% due 01/26/2021 ~	354	371
5.250% due 06/26/2036	35,521	21,152
5.250% due 04/26/2037 ~	4,338	4,030
5.250% due 04/26/2037	15,988	12,044
5.250% due 06/26/2037	1,776	1,775
5.500% due 11/25/2034 ^	2,606	2,565
6.000% due 10/26/2037 ~	2,495	2,058
BDS Ltd. 1.459% due 09/15/2035 •	27,142	27,276
Bear Stearns Adjustable Rate Mortgage Trust
1.424% due 01/25/2034 ~	1,085	1,112
2.370% due 02/25/2036 •	1,486	1,521
2.410% due 10/25/2035 •	4,768	4,778
2.625% due 10/25/2034 ~	16	16
2.781% due 11/25/2030 ~	789	774
2.801% due 01/25/2034 ~	662	678
2.838% due 01/25/2035 ~	49	49
2.883% due 08/25/2033 ~	7	7
3.022% due 02/25/2034 ~	310	310
3.037% due 11/25/2034 ~	1,366	1,350
3.115% due 05/25/2034 ~	5	5
3.185% due 08/25/2035 ^~	3,660	3,589
3.186% due 02/25/2033 ~	15	13
3.199% due 02/25/2036 ^~	4,219	4,116
3.202% due 10/25/2035 ~	11,850	11,960

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.271% due 07/25/2034 ~	76	78
3.296% due 04/25/2033 ~	496	499
3.314% due 01/25/2034 ~	17	17
3.328% due 03/25/2035 ~	1,433	1,407
3.454% due 06/25/2035 ^~	237	231
3.457% due 07/25/2034 ~	84	80
3.462% due 09/25/2034 ~	680	679
3.476% due 03/25/2035 ~	110	110
3.587% due 02/25/2036 ^~	327	315
3.597% due 08/25/2035 ~	419	400
3.607% due 06/25/2047 ^~	15,139	14,831
3.610% due 04/25/2034 ~	705	689
3.637% due 04/25/2033 ~	22	23
3.785% due 02/25/2047 ~	1,755	1,693
3.800% due 05/25/2047 ^~	10,374	10,133
3.831% due 05/25/2033 ~	267	265
3.944% due 01/25/2035 ~	273	272
4.261% due 04/25/2033 ~	245	246
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	1,359	1,289
0.468% due 08/25/2036 ^•	7,436	6,740
0.468% due 01/25/2047 ^•	2,581	2,310
0.488% due 08/25/2036 ^•	14,791	13,444
0.548% due 02/25/2034 •	19	18
0.588% due 04/25/2035 •	178	178
0.628% due 02/25/2036 •	1,201	1,184
2.215% due 02/25/2034 ~	92	85
2.620% due 01/25/2035 ~	1,766	1,305
2.729% due 01/25/2036 ^~	6,050	6,214
2.819% due 12/25/2033 ~	565	567
2.913% due 04/25/2035 ~	4	4
3.035% due 09/25/2034 ~	319	324
3.056% due 11/25/2035 ^~	3,666	2,802
3.067% due 08/25/2034 ~	31	32
3.108% due 11/25/2036 ^~	1,987	1,337
3.126% due 02/25/2036 ^~	842	712
3.133% due 08/25/2036 ^~	4,745	4,039
3.139% due 03/25/2036 ^~	2,823	2,462
3.152% due 09/25/2035 ^~	14,522	11,455
3.235% due 02/25/2034 ~	1,017	1,080
3.270% due 11/25/2036 ~	817	628
3.275% due 12/25/2046 ^~	366	283
3.316% due 03/25/2036 ~	9,356	6,425
3.369% due 05/25/2035 ~	30,750	30,917
3.472% due 03/25/2036 ^~	5,551	4,776
3.478% due 08/25/2036 ^~	47	30
3.489% due 05/25/2035 ~	82	87
3.491% due 11/25/2036 ^~	3,921	2,744
3.544% due 10/25/2033 ~	13	13
3.706% due 05/25/2036 ^~	5,922	4,071
3.828% due 05/25/2036 ^~	5,347	3,771
4.428% due 07/25/2035 ^~	7,049	5,961
Bear Stearns Mortgage Funding Trust 0.308% due 12/25/2046 •	17,756	16,834
Bear Stearns Mortgage Securities, Inc. 2.995% due 06/25/2030 ~	3	4
Bear Stearns Structured Products, Inc. Trust
2.728% due 12/26/2046 ^~	1,636	1,458
2.984% due 01/26/2036 ^~	1,507	1,236
BellaVista Mortgage Trust 0.652% due 05/20/2045 •	14	11
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	10,852
4.016% due 03/15/2052	32,609	38,901
4.232% due 01/15/2052	36,036	43,348
BFLD Trust 1.309% due 10/15/2035 •	14,300	14,383
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,923
Chase Mortgage Finance Trust
3.054% due 12/25/2035 ^~	1,267	1,234
3.069% due 12/25/2035 ^~	3,488	3,422
3.069% due 12/25/2035 ~	5,975	5,862
3.136% due 03/25/2037 ^~	2,432	2,381
3.174% due 02/25/2037 ~	10	10
3.177% due 01/25/2036 ^~	5,832	5,277
3.195% due 02/25/2037 ~	21	21
3.259% due 09/25/2036 ^~	41	37
3.338% due 09/25/2036 ^~	345	310
3.384% due 02/25/2037 ~	1,664	1,707
3.440% due 02/25/2037 ~	115	114
3.562% due 02/25/2037 ~	185	189
3.727% due 03/25/2037 ^~	104	102
5.500% due 12/25/2022 ^	4,555	2,799
5.500% due 03/25/2037	25	17
6.000% due 11/25/2036 ^	1,250	843

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

6.000% due 02/25/2037 ^	661	403
6.000% due 03/25/2037 ^	656	479
ChaseFlex Trust
0.298% due 08/25/2037 •	5,192	4,587
0.488% due 08/25/2037 •	5,308	4,776
0.648% due 06/25/2035 •	1,799	515
4.132% due 08/25/2037 ^þ	846	821
5.000% due 07/25/2037 ^	1,351	985
6.000% due 02/25/2037 ^	1,425	858
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.298% due 01/25/2036 •	507	469
0.328% due 05/25/2036 •	677	628
0.328% due 07/25/2036 •	443	420
0.398% due 08/25/2035 •	257	259
CIM Trust 3.015% due 06/25/2057 ~	12,159	12,192
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	19	19
5.500% due 04/25/2037	224	233
6.000% due 08/25/2036	486	505
6.000% due 04/25/2037	9,767	9,909
Citigroup Commercial Mortgage Trust
1.259% due 07/15/2030 •	3,631	3,497
3.209% due 05/10/2049	17,500	19,440
3.778% due 09/10/2058	21,895	24,673
Citigroup Global Markets Mortgage Securities, Inc. 0.648% due 05/25/2032 •	39	39
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	55,593	258
0.000% due 02/25/2058 ~	40	30
0.000% due 09/25/2064 ~	22	22
0.110% due 02/25/2058 ~(a)	26,065	165
0.218% due 01/25/2037 •	352	312
0.500% due 02/25/2058 ~(a)	14,510	389
0.948% due 08/25/2035 ^•	1,522	1,401
2.529% due 04/25/2037 ^~	1,260	1,104
2.530% due 10/25/2035 •	4,231	4,317
2.787% due 08/25/2035 ~	3,212	2,780
2.895% due 07/25/2046 ^~	2,859	2,788
2.900% due 10/25/2046 ^~	2,093	2,004
3.125% due 08/25/2035 ~	6,311	6,380
3.500% due 02/25/2058 ~	14,254	12,283
3.670% due 03/25/2037 ^~	1,314	1,225
4.220% due 09/25/2064 ~	43,003	41,436
6.250% due 11/25/2037 ~	2,710	1,868
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •	734	726
3.026% due 12/25/2035 ^~	1,227	844
3.378% due 05/25/2035 ~	528	538
3.568% due 02/25/2034 ~	477	488
5.500% due 11/25/2035 ^	1,288	1,326
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.874% due 09/25/2035 ~	11,124	10,116
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	299	293
6.000% due 06/25/2037 ^	715	713
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	8,625
3.091% due 10/10/2049	10,964	12,006
3.142% due 02/10/2048	3,272	3,403
3.510% due 09/10/2050	19,203	21,870
3.545% due 02/10/2036	40,182	44,652
3.590% due 11/10/2047	20,803	22,726
3.611% due 08/10/2049 ~	14,175	15,319
4.219% due 07/10/2045 ~	13,421	14,517
4.228% due 05/10/2051	45,152	53,818
Community Program Loan Trust 4.500% due 04/01/2029	1,572	1,580
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,049	851
6.000% due 08/25/2037 ^~	2,467	1,751
Countrywide Alternative Loan Trust
0.318% due 01/25/2037 ^•	72	87
0.328% due 11/25/2036 •	12,011	12,588
0.338% due 07/25/2046 ^•	1,128	1,060
0.342% due 09/20/2046 •	1,679	1,500
0.348% due 04/25/2047 •	11,129	10,058
0.398% due 10/25/2046 ^•	121	89
0.408% due 07/25/2046 ^•	462	305
0.488% due 11/25/2036 •	312	349
0.488% due 06/25/2046 •	93	118
0.498% due 05/25/2036 ^•	2,569	1,062
0.498% due 08/25/2036 ^•	1,312	605
0.498% due 05/25/2037 ^•	146	47
0.528% due 09/25/2046 ^•	7,497	7,132
0.568% due 05/25/2035 •	99	92

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.568% due 07/25/2046 ^•	167	153
0.604% due 07/20/2035 •	29	28
0.648% due 04/25/2036 •	6,661	2,310
0.648% due 09/25/2046 ^•	895	710
0.668% due 12/25/2035 •	578	538
0.668% due 07/25/2036 •	16,914	14,551
0.688% due 01/25/2036 •	423	412
0.698% due 08/25/2034 •	13	12
0.698% due 10/25/2036 ^•	2,231	941
0.708% due 12/25/2035 •	21	20
0.728% due 06/25/2034 •	1,434	1,440
0.728% due 11/25/2035 •	488	354
0.728% due 02/25/2036 ^•	1,373	1,297
0.744% due 11/20/2035 •	14	13
0.808% due 09/25/2035 •	551	423
0.828% due 10/25/2035 •	1,842	1,202
0.848% due 10/25/2035 ^•	924	659
0.948% due 12/25/2035 ^•	1,325	1,081
1.248% due 02/25/2036 ^•	2,988	2,427
1.448% due 10/25/2035 ^•	11,950	8,940
1.609% due 12/25/2035 •	259	240
1.609% due 02/25/2036 •	355	331
1.688% due 11/25/2035 •	209	187
1.709% due 08/25/2035 ^•	22	19
1.723% due 06/25/2034 •	8,402	8,136
1.989% due 11/25/2047 ^•	3,481	3,056
2.089% due 01/25/2036 •	32	31
2.875% due 10/25/2035 ^~	198	173
2.878% due 11/25/2035 ^~	654	565
3.674% due 02/25/2037 ^~	10,642	10,407
5.250% due 06/25/2035 ^	395	371
5.500% due 07/25/2035 ^	1,647	1,329
5.500% due 11/25/2035 ^	3,488	2,793
5.500% due 11/25/2035	1,797	1,403
5.500% due 12/25/2035 ^	1,273	1,036
5.500% due 02/25/2036 ^	1,141	945
5.750% due 03/25/2037 ^•	667	528
5.750% due 07/25/2037 ^	133	111
6.000% due 10/25/2033	264	269
6.000% due 03/25/2035 ^	158	109
6.000% due 04/25/2036 ^	1,010	642
6.000% due 05/25/2036 ^	1,057	738
6.000% due 06/25/2036	8,431	6,574
6.000% due 06/25/2036 ^	692	539
6.000% due 08/25/2036 ^	2,219	1,832
6.000% due 08/25/2036 ^•	1,087	898
6.000% due 11/25/2036 ^	59	47
6.000% due 02/25/2037 ^	5,765	3,784
6.000% due 02/25/2037	309	229
6.000% due 03/25/2037 ^	1,414	874
6.000% due 04/25/2037 ^	3,305	2,313
6.000% due 05/25/2037 ^	305	199
6.000% due 08/25/2037 ^	6,314	5,432
6.250% due 12/25/2033	19	20
6.250% due 11/25/2036 ^	464	417
6.250% due 08/25/2037 ^	2,302	1,795
6.500% due 05/25/2036 ^	2,006	1,472
6.500% due 09/25/2036	923	761
6.500% due 08/25/2037 ^	7,128	4,531
6.500% due 09/25/2037 ^	1,613	1,001
19.393% due 07/25/2035 •	741	928
Countrywide Home Loan Mortgage Pass-Through Trust
0.688% due 03/25/2035 •	326	316
0.728% due 04/25/2035 •	127	120
0.788% due 03/25/2035 •	120	112
0.808% due 02/25/2035 •	577	557
0.828% due 02/25/2035 •	122	114
0.828% due 03/25/2036 •	186	96
0.848% due 02/25/2036 ^•	36	11
0.908% due 09/25/2034 •	41	41
1.569% due 04/25/2046 ^•	5,961	2,533
2.109% due 02/20/2036 ^•	15	15
2.195% due 02/20/2036 ^•	4,592	4,045
2.207% due 02/20/2036 ^•	71	68
2.443% due 10/20/2035 ~	164	157
2.460% due 06/19/2031 ~	33	33
2.505% due 10/25/2035 ^~	1,811	1,586
2.603% due 07/25/2034 ~	583	589
2.627% due 04/25/2035 ^~	73	59
2.724% due 10/25/2033 •	827	817
2.740% due 12/19/2033 ~	13	13
2.743% due 11/20/2034 ~	105	106
2.749% due 11/25/2034 ~	2,125	2,120
2.780% due 02/20/2036 ^~	97	86
2.918% due 04/20/2035 ~	172	180
2.919% due 08/25/2034 ^~	788	738

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.948% due 11/20/2034 ~	1,786	1,796
2.997% due 06/20/2034 ~	286	285
2.997% due 09/25/2047 ^~	1,127	1,061
3.059% due 08/25/2034 ^~	373	395
3.081% due 02/25/2047 ^~	465	433
3.090% due 08/25/2034 ^~	1	1
3.090% due 08/25/2034 ~	32	32
3.209% due 05/20/2036 ^~	895	908
3.217% due 11/25/2037 ~	2,797	2,493
3.220% due 03/25/2037 ^~	450	419
3.266% due 04/20/2036 ^~	467	430
3.592% due 05/20/2036 ^~	8,398	7,988
3.625% due 07/19/2031 ~	16	16
3.704% due 04/25/2035 ^~	670	555
3.866% due 02/25/2034 ~	16	16
3.866% due 07/20/2034 ~	129	126
4.500% due 09/25/2035	894	885
5.000% due 09/25/2035 ^	23	20
5.500% due 01/25/2035	300	308
5.500% due 09/25/2035 ^	709	700
5.500% due 10/25/2035 ^	1,991	1,694
5.500% due 11/25/2035 ^	756	618
5.750% due 12/25/2035 ^	1,421	1,089
5.750% due 02/25/2037 ^	1,127	849
5.750% due 07/25/2037 ^	550	419
6.000% due 05/25/2036 ^	1,641	1,226
6.000% due 07/25/2036	3,902	3,088
6.000% due 12/25/2036 ^	112	75
6.000% due 02/25/2037	579	447
6.000% due 02/25/2037 ^	6,335	6,076
6.000% due 07/25/2037 ^	742	560
6.000% due 09/25/2037 ^	337	259
6.250% due 09/25/2036 ^	889	587
6.250% due 02/25/2038 ^	1,234	970
Countrywide Home Loan Reperforming REMIC Trust
0.488% due 06/25/2035 •	1,394	1,316
4.874% due 01/25/2034 ^~	280	283
6.500% due 11/25/2034 ^	403	404
7.500% due 11/25/2034	187	195
7.500% due 06/25/2035 ^	676	723
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
0.798% due 03/25/2032 ~	268	252
1.298% due 09/25/2034 ^•	961	1,033
2.970% due 09/25/2034 ~	157	157
5.005% due 06/25/2032 ~	15	16
5.500% due 09/25/2035	2,901	2,580
7.500% due 05/25/2032	47	49
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.888% due 06/25/2034 •	185	183
2.550% due 10/25/2033 ~	39	40
2.785% due 07/25/2033 ~	841	847
3.273% due 05/25/2034 ~	1,000	1,024
5.500% due 10/25/2035	677	509
6.000% due 11/25/2035 ^	22	19
Credit Suisse Mortgage Capital Certificates
3.178% due 07/27/2037 ~	10,186	10,495
3.300% due 04/26/2038 ~	486	487
3.759% due 04/28/2037 ~	5,552	5,528
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,064	500
5.837% due 04/25/2037 ~	18,277	7,770
5.863% due 02/25/2037 ^~	3,065	1,218
6.000% due 07/25/2036	988	782
6.000% due 04/25/2037 ^	1,044	654
7.000% due 08/25/2037 ^~	5,279	4,300
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 (h)	157	157
0.000% due 01/25/2058 (h)	222	222
0.000% due 04/25/2058 (a)	8	8
0.630% due 05/27/2037 •	912	909
1.509% due 10/15/2037 •	6,600	6,630
1.941% due 07/25/2057	13,706	12,374
2.257% due 08/15/2037	13,600	14,126
2.500% due 07/25/2057 ~	300,014	319,142
3.121% due 07/25/2057 ~	168,912	125,797
3.208% due 06/25/2048	612,421	604,606
3.453% due 06/01/2050 ~	817,667	832,981
3.648% due 01/25/2058 ~	144,733	138,950
3.766% due 04/25/2058 ~	346,992	355,330
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	6,758
3.903% due 03/15/2052	2,200	2,534
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.248% due 08/25/2037 ^•	3,368	2,776

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.388% due 08/25/2036 ^•		2,830	2,677
0.388% due 01/25/2047 •		3,880	3,377
0.478% due 02/25/2036 •		10,064	9,890
2.253% due 10/25/2035 ~		825	729
5.500% due 12/25/2035 ^		837	827
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.248% due 10/25/2036 ^•		9	6
6.005% due 10/25/2036 ^~		515	498
6.300% due 07/25/2036 ^þ		669	656
6.369% due 10/25/2036 ^þ		679	655
6.386% due 10/25/2036 ^þ		679	655
Deutsche Mortgage & Asset Receiving Corp. 0.630% due 11/27/2036 •		3,373	3,312
Downey Savings & Loan Association Mortgage Loan Trust
0.332% due 04/19/2047 ^•		668	608
0.972% due 09/19/2044 •		62	60
3.007% due 07/19/2044 ~		16	16
EMF-NL Prime BV 0.293% due 04/17/2041 •	EUR	4,600	5,389
Eurosail PLC 0.993% due 10/17/2040 •		1,607	1,980
Exantas Capital Corp. 2.653% due 04/17/2037 •		$11,003	11,036
Finsbury Square PLC 1.370% due 06/16/2070 •	GBP	44,980	61,957
First Horizon Alternative Mortgage Securities Trust
0.518% due 02/25/2037 •		$20	7
2.574% due 08/25/2034 ~		197	199
2.827% due 08/25/2035 ^~		1,462	1,364
2.921% due 03/25/2035 ~		28	22
5.500% due 05/25/2035		1,809	1,604
6.000% due 07/25/2036 ^		1,481	1,025
6.250% due 08/25/2037 ^		531	361
First Horizon Mortgage Pass-Through Trust
0.418% due 02/25/2035 •		9	8
2.769% due 11/25/2034 ~		924	915
2.829% due 10/25/2035 ~		294	305
2.895% due 10/25/2035 ^~		2,895	2,860
2.906% due 09/25/2035 ~		1,285	1,288
2.933% due 11/25/2037 ^~		1,943	1,438
3.007% due 11/25/2035 ^~		689	630
3.118% due 01/25/2037 ^~		25	20
3.197% due 08/25/2035 ~		761	651
3.514% due 10/25/2036 ~		352	297
5.250% due 05/25/2021 ^		303	218
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		56	59
GMAC Mortgage Corp. Loan Trust
3.579% due 04/19/2036 ^~		1,987	1,917
3.660% due 05/25/2035 ~		1,271	1,248
4.451% due 06/19/2035 ~		131	127
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	948	1,150
0.167% due 03/18/2039 •	GBP	27,620	37,278
0.177% due 06/18/2039 •		8,313	11,115
0.366% due 06/18/2039 •		$12,806	12,485
GreenPoint Mortgage Funding Trust
0.348% due 10/25/2046 ^•		468	407
0.488% due 10/25/2046 ^•		676	507
0.588% due 06/25/2045 •		405	367
0.688% due 04/25/2036 ^•		30	55
0.688% due 11/25/2045 •		305	268
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		18,300	18,193
GS Mortgage Securities Trust
1.932% due 11/10/2045 ~(a)		36,554	983
2.500% due 07/25/2059 ~		180,166	187,224
3.199% due 10/10/2031		8,510	8,607
3.621% due 10/10/2035		13,200	14,331
GSC Capital Corp. Mortgage Trust 0.508% due 05/25/2036 ^•		146	140
GSMPS Mortgage Loan Trust
0.498% due 09/25/2035 •		4,258	3,548
7.500% due 06/25/2043		2,150	2,429
GSR Mortgage Loan Trust
0.448% due 07/25/2035 •		110	97
0.498% due 01/25/2034 •		24	24
1.920% due 04/25/2032 •		49	43
2.786% due 03/25/2037 ^~		3,705	3,030
2.870% due 11/25/2035 ~		8,923	8,905
2.916% due 11/25/2035 ^~		1,875	1,392
2.930% due 03/25/2033 •		14	14
2.968% due 09/25/2035 ~		22	22
3.050% due 01/25/2036 ^~		76	77
3.071% due 06/25/2034 ~		173	171
3.144% due 04/25/2036 ~		41	34

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.328% due 07/25/2035 ~		20	20
3.392% due 05/25/2035 ~		643	644
3.463% due 05/25/2035 ~		15	15
3.796% due 04/25/2035 ~		190	188
3.835% due 11/25/2035 ~		8	8
3.881% due 04/25/2035 ~		689	729
5.000% due 05/25/2036 ^		55	257
5.000% due 05/25/2037 ^		4	4
5.500% due 06/25/2035		1,471	1,589
5.500% due 06/25/2036 ^		630	651
6.000% due 08/25/2021 ^		17	17
6.000% due 03/25/2032		6	6
6.000% due 11/25/2035		774	533
6.000% due 11/25/2035 ^		8,680	5,601
6.000% due 02/25/2036 ^		3,773	2,776
6.000% due 01/25/2037 ^		753	669
6.000% due 03/25/2037 ^		23	18
6.000% due 07/25/2037 ^		179	159
6.250% due 09/25/2036 ^		424	433
6.500% due 09/25/2036 ^		2,252	1,435
HarborView Mortgage Loan Trust
0.552% due 09/19/2046 ^•		2,649	2,377
0.592% due 05/19/2035 •		7,933	7,508
0.632% due 06/19/2035 •		1,069	1,056
0.712% due 06/19/2034 •		401	409
0.752% due 04/19/2034 •		440	422
0.792% due 01/19/2035 •		1,142	1,079
0.852% due 01/19/2035 •		1,607	1,445
0.872% due 01/19/2035 •		97	97
0.952% due 11/19/2034 •		179	171
1.148% due 10/25/2037 •		1,023	1,050
2.353% due 06/19/2045 ^•		10,006	5,839
2.551% due 04/19/2034 ~		10	10
2.995% due 12/19/2035 ^~		935	897
3.344% due 08/19/2036 ^~		354	359
3.444% due 07/19/2035 ^~		235	198
3.514% due 06/19/2036 ^~		4,623	2,780
3.863% due 06/19/2036 ^~		2,704	1,853
Hawksmoor Mortgage Funding PLC 1.104% due 05/25/2053 •	GBP	6,884	9,429
Hilton USA Trust 2.828% due 11/05/2035		$33,800	33,904
HomeBanc Mortgage Trust
0.670% due 01/25/2036 •		994	969
0.888% due 12/25/2034 •		1,392	1,439
1.008% due 08/25/2029 •		697	677
3.143% due 04/25/2037 ^~		334	334
HSI Asset Securitization Corp. Trust 0.588% due 11/25/2035 •		12,351	11,439
Impac CMB Trust
0.888% due 11/25/2034 •		692	695
0.908% due 10/25/2033 •		8	8
0.928% due 10/25/2034 •		238	239
4.966% due 09/25/2034 þ		150	160
Impac Secured Assets CMN Owner Trust 3.435% due 07/25/2035 ~		420	367
IndyMac Adjustable Rate Mortgage Trust
1.762% due 01/25/2032 ~		98	96
1.810% due 01/25/2032 ~		53	51
2.447% due 08/25/2031 ~		241	241
IndyMac Mortgage Loan Trust
0.288% due 04/25/2037 •		519	519
0.328% due 02/25/2037 ^•		2,066	2,003
0.328% due 02/25/2037 •		11,874	11,645
0.348% due 11/25/2046 •		420	388
0.448% due 06/25/2037 ^•		884	487
0.568% due 05/25/2046 •		81	77
0.608% due 04/25/2035 •		125	113
0.628% due 07/25/2035 •		1,221	1,166
0.748% due 11/25/2035 ^•		405	288
0.788% due 07/25/2045 •		39	35
0.928% due 05/25/2034 •		2	2
0.948% due 11/25/2034 •		31	29
0.968% due 11/25/2034 ^•		801	731
2.675% due 01/25/2036 ^~		199	183
2.685% due 08/25/2035 ~		27	26
2.697% due 01/25/2035 ~		69	67
2.900% due 12/25/2034 ~		59	60
2.981% due 06/25/2037 ^~		1,802	1,684
3.011% due 10/25/2035 ~		331	290
3.013% due 10/25/2034 ~		1,455	1,476
3.015% due 07/25/2037 ~		1,164	934
3.023% due 12/25/2035 ~		2,730	2,560
3.048% due 06/25/2037 ~		5,454	3,736
3.063% due 01/25/2036 ^~		3,188	3,006
3.111% due 08/25/2036 ~		1,131	1,067

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

3.119% due 01/25/2036 ~		3,685	3,597
3.149% due 08/25/2035 ~		379	346
3.149% due 08/25/2035 ^~		323	289
3.172% due 09/25/2035 ^~		8,243	7,933
3.208% due 05/25/2036 ~		2,265	2,107
3.256% due 03/25/2036 ^~		2,133	1,898
3.334% due 02/25/2035 ~		326	311
3.362% due 04/25/2037 ^~		7,824	7,006
3.372% due 04/25/2037 ~		5,026	4,734
6.250% due 11/25/2037 ^		1,031	668
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052		7,900	8,919
JPMorgan Alternative Loan Trust
0.428% due 03/25/2037 •		1,181	1,182
2.712% due 12/25/2036 ~		5,143	5,025
3.511% due 05/25/2037 ^~		4,119	3,754
5.692% due 05/26/2037 ~		23,030	20,001
6.550% due 05/25/2036 þ		65	64
JPMorgan Chase Commercial Mortgage Securities Trust
1.159% due 06/15/2032 •		3,232	3,193
3.474% due 12/15/2049 ~		6,700	7,320
3.648% due 12/15/2049 ~		8,606	9,817
JPMorgan Mortgage Trust
1.947% due 02/25/2034 ~		191	189
2.230% due 11/25/2033 ~		5	5
2.488% due 06/25/2035 ~		1,076	1,124
2.512% due 02/25/2036 ^~		45	39
2.588% due 07/25/2035 ~		129	132
2.608% due 10/25/2035 ^~		429	372
2.706% due 10/25/2036 ~		75	64
2.834% due 10/25/2035 ^~		1,082	976
2.896% due 11/25/2035 ^~		846	804
2.920% due 09/25/2035 ~		111	105
2.956% due 07/25/2035 ~		204	202
2.964% due 11/25/2035 ^~		1,484	1,360
2.997% due 12/25/2037 ~		83	72
3.011% due 08/25/2035 ~		622	623
3.059% due 07/25/2035 ~		73	75
3.120% due 10/25/2035 ~		4,951	5,037
3.134% due 08/25/2035 ^~		1,034	952
3.207% due 07/25/2035 ~		872	867
3.222% due 08/25/2036 ^~		1,646	1,483
3.222% due 07/27/2037 ~		7,349	7,341
3.233% due 08/25/2035 ~		1,720	1,773
3.244% due 10/25/2036 ^~		25	23
3.244% due 10/25/2036 ~		13,713	12,427
3.260% due 07/25/2035 ~		17	18
3.267% due 04/25/2035 ~		75	77
3.311% due 10/25/2036 ^~		1,917	1,662
3.357% due 10/25/2035 ~		5,765	5,408
3.391% due 07/25/2035 ~		554	557
3.422% due 04/25/2036 ^~		2,337	2,106
3.458% due 02/25/2036 ^~		8,572	7,550
3.468% due 07/25/2035 ~		2,936	2,942
3.514% due 05/25/2036 ~		1,863	1,693
3.521% due 04/25/2036 ~		2,132	2,147
3.521% due 04/25/2036 ^~		960	949
3.524% due 06/25/2035 ~		2,132	2,187
3.583% due 06/25/2035 ~		236	208
3.638% due 04/25/2037 ^~		267	243
5.500% due 03/25/2022 ^		31	30
5.500% due 07/25/2036 ^		600	479
5.750% due 01/25/2036 ^		20	14
6.500% due 07/25/2036 ^		3,083	1,928
6.500% due 08/25/2036 ^		451	272
Jupiter PLC 0.000% due 06/01/2060 «•	GBP	259,600	351,914
Kirkby RMBS PLC
0.000% due 02/22/2045 ~		2	8,352
0.846% due 02/22/2045 •		103,998	137,979
2.046% due 02/22/2045 •		29,232	37,025
2.250% due 02/22/2045		9,470	9,340
Lavender Trust 6.250% due 10/26/2036		$4,495	3,326
Lehman Mortgage Trust
0.468% due 08/25/2036 ^•		4,802	3,502
0.798% due 06/25/2037 ^•		397	339
5.000% due 12/25/2035 ^		24	22
5.097% due 12/25/2035 ~		3,557	1,295
5.185% due 01/25/2036 ^~		1,980	2,009
5.500% due 01/25/2036		740	557
5.956% due 04/25/2036 ^~		693	605
6.000% due 07/25/2036 ^		4,651	3,363
Lehman XS Trust
0.338% due 11/25/2046 •		207	190
0.348% due 08/25/2046 •		8,088	7,844

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.348% due 08/25/2046 ^•	910	879
Luminent Mortgage Trust
0.308% due 11/25/2036 ^•	188	176
0.508% due 12/25/2036 ^•	2,625	2,474
0.548% due 02/25/2046 •	57	47
0.868% due 04/25/2036 •	8,911	7,832
Manhattan West Mortgage Trust 2.130% due 09/10/2039	47,900	50,486
MASTR Adjustable Rate Mortgages Trust
0.348% due 05/25/2047 •	341	399
0.358% due 04/25/2046 •	3,597	3,270
0.628% due 05/25/2037 •	839	493
0.748% due 05/25/2047 ^•	497	825
2.421% due 12/25/2033 ~	46	49
2.437% due 12/25/2033 ~	24	23
2.595% due 12/25/2034 ~	2,146	2,104
2.699% due 07/25/2035 ^~	484	462
3.028% due 03/25/2035 ~	290	280
3.089% due 05/25/2034 ~	84	88
3.610% due 10/25/2034 ~	1,182	1,153
3.806% due 10/25/2032 ~	100	99
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•	6,859	382
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	303	268
MASTR Reperforming Loan Trust
0.508% due 07/25/2035 ^•	2,724	1,278
7.000% due 08/25/2034	1,763	1,530
7.000% due 05/25/2035	503	465
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	1,951	2,031
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.859% due 11/15/2031 •	1,224	1,229
0.899% due 09/15/2030 •	470	469
1.039% due 11/15/2031 •	24	24
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.019% due 08/15/2032 •	56	53
2.610% due 10/20/2029 •	1,015	1,010
Merrill Lynch Alternative Note Asset Trust
0.258% due 03/25/2037 •	860	341
0.448% due 03/25/2037 •	2,276	911
3.383% due 06/25/2037 ^~	1,138	871
6.000% due 03/25/2037	1,061	217
Merrill Lynch Mortgage Investors Trust
0.648% due 11/25/2035 •	13	12
0.688% due 04/25/2035 •	25	25
0.768% due 10/25/2028 •	28	28
0.772% due 04/25/2029 •	268	263
0.808% due 06/25/2028 •	510	507
0.808% due 09/25/2029 •	36	36
0.808% due 11/25/2029 •	125	122
0.888% due 03/25/2028 •	17	17
0.928% due 03/25/2028 •	7	6
0.974% due 10/25/2028 •	24	23
0.992% due 11/25/2029 •	97	99
1.757% due 12/25/2032 ~	122	119
2.225% due 02/25/2033 ~	11	11
2.432% due 12/25/2035 ~	295	289
2.650% due 05/25/2033 ~	1,979	2,000
2.650% due 11/25/2035 •	1,888	1,883
2.694% due 12/25/2034 ~	20	21
2.746% due 05/25/2036 ~	1,016	1,000
2.758% due 12/25/2035 ~	591	570
2.940% due 06/25/2037 ~	408	411
2.996% due 02/25/2034 ~	4	4
3.106% due 09/25/2035 ~	1,401	1,368
3.175% due 08/25/2034 ~	385	391
3.257% due 09/25/2035 ^~	6,052	5,604
3.291% due 07/25/2035 ^~	240	233
3.512% due 06/25/2035 ~	3,262	3,280
3.640% due 02/25/2035 ~	2,742	2,859
3.868% due 05/25/2033 ~	7	7
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	9,229	10,360
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~	17,000	18,033
4.071% due 03/15/2052	3,635	4,322
Morgan Stanley Mortgage Loan Trust
0.408% due 03/25/2036 •	940	725
0.428% due 01/25/2036 •	8,367	5,818
0.438% due 12/25/2035 •	26	21
0.458% due 01/25/2035 •	4	4
0.468% due 01/25/2035 •	1,800	1,767
2.201% due 06/25/2036 ~	111	114
2.387% due 07/25/2035 ^~	63	61
2.807% due 07/25/2035 ^~	5,490	5,085

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.808% due 06/25/2037 ~		3,237	2,412
2.989% due 11/25/2037 ~		9,180	7,852
2.998% due 07/25/2035 ~		254	244
3.460% due 06/25/2036 ~		10,000	8,728
3.481% due 09/25/2035 ^~		1,709	895
5.701% due 02/25/2047 þ		1,570	958
6.000% due 02/25/2036 ^		250	256
6.000% due 10/25/2037 ^		1,504	1,170
MortgageIT Mortgage Loan Trust 0.608% due 04/25/2036 •		5,309	5,070
MortgageIT Securities Corp. Mortgage Loan Trust 0.648% due 09/25/2037 •		8,742	7,873
MortgageIT Trust 0.928% due 02/25/2035 •		313	318
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		550	569
New York Mortgage Trust 3.466% due 05/25/2036 ^~		4,920	4,494
Newgate Funding PLC
0.057% due 12/15/2050 •	EUR	58,410	69,944
0.202% due 12/01/2050 •	GBP	590	763
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.148% due 05/25/2035 •		$2,467	2,075
2.323% due 02/25/2036 ^~		208	181
2.633% due 10/25/2035 ~		54	54
5.820% due 03/25/2047 þ		786	821
7.000% due 02/19/2030 ~		619	634
PFP Ltd. 1.203% due 04/14/2037 •		6,600	6,539
Prime Mortgage Trust 0.548% due 02/25/2034 •		773	739
Proteus RMBS DAC
0.000% due 10/29/2054	EUR	246,518	287,663
0.000% due 10/29/2054 «		481	5,539
0.390% due 10/29/2054		20,861	25,332
0.590% due 10/29/2054		15,172	18,366
1.240% due 10/29/2054		11,379	13,723
2.490% due 10/29/2054		9,482	11,351
RAAC Trust 0.888% due 09/25/2034 •		$81	81
RBSGC Mortgage Loan Trust
0.528% due 12/25/2034 •		19,970	16,927
5.750% due 04/25/2035		9,448	9,508
RBSSP Resecuritization Trust
0.368% due 10/27/2036 •		2,215	2,039
0.390% due 08/27/2037 •		2,115	2,087
0.420% due 09/27/2037 •		9,301	7,815
0.480% due 02/27/2037 •		2,733	2,525
4.000% due 10/26/2037		8,160	7,701
Ready Capital Mortgage Financing LLC 2.298% due 02/25/2035 •		4,700	4,735
Regal Trust 2.029% due 09/29/2031 •		12	11
Residential Accredit Loans, Inc. Trust
0.278% due 02/25/2037 •		4,016	4,080
0.288% due 01/25/2037 •		3,569	3,487
0.298% due 02/25/2037 •		2,098	1,960
0.328% due 05/25/2036 •		10,501	9,713
0.333% due 12/25/2036 •		27	26
0.338% due 08/25/2036 ^•		4,319	4,159
0.358% due 06/25/2037 •		1,494	1,288
0.448% due 08/25/2035 •		323	273
0.478% due 03/25/2037 •		1,116	96
0.508% due 09/25/2036 •		2,099	1,967
0.528% due 07/25/2036 •		2,775	2,777
0.528% due 09/25/2036 ^•		44	41
0.548% due 11/25/2036 ^•		1,205	828
0.688% due 02/25/2046 ^•		1,464	1,021
1.969% due 09/25/2045 •		283	271
3.298% due 08/25/2035 ^~		1,510	847
3.548% due 04/25/2035 ~		405	358
4.420% due 09/25/2035 ^~		157	127
5.246% due 02/25/2036 ^~		790	671
5.250% due 09/25/2020		23	23
6.000% due 08/25/2036 ^		1,439	1,414
6.000% due 09/25/2036 ^		1,468	1,372
6.000% due 09/25/2036		1,285	1,200
6.000% due 11/25/2036 ^		1,606	1,549
6.000% due 01/25/2037 ^		8	8
6.250% due 03/25/2037 ^		1,196	1,136
6.500% due 07/25/2037 ^		429	403
6.500% due 09/25/2037 ^		1,550	1,516
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		140	156
Residential Asset Securitization Trust
5.500% due 08/25/2034		70	72

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

5.500% due 06/25/2035 ^		433	346
5.750% due 02/25/2036 ^		625	419
6.000% due 04/25/2037 ^		251	200
6.000% due 05/25/2037 ^		143	117
6.000% due 07/25/2037 ^		1,142	654
6.250% due 08/25/2036		89	76
6.250% due 10/25/2036 ^		278	278
6.250% due 11/25/2036 ^		1,892	1,111
6.250% due 09/25/2037 ^		2,016	1,077
6.500% due 08/25/2036		1,334	675
6.500% due 09/25/2036 ^		1,214	722
Residential Funding Mortgage Securities, Inc. Trust
3.037% due 06/25/2035 ~		148	139
3.515% due 11/25/2035 ^~		32	29
4.019% due 02/25/2037 ~		2,385	1,918
4.184% due 02/25/2036 ^~		1,547	1,415
4.845% due 07/27/2037 ^~		6,025	5,214
5.500% due 12/25/2034		261	263
6.000% due 06/25/2036 ^		984	973
6.000% due 07/25/2036 ^		1,012	1,010
6.000% due 10/25/2036 ^		8,394	8,144
6.000% due 06/25/2037 ^		455	449
6.500% due 03/25/2032		69	72
Residential Mortgage Securities PLC 1.304% due 06/20/2070 •	GBP	16,169	22,247
RESIMAC Bastille Trust 1.003% due 12/05/2059 •		$102	102
Resloc UK PLC 0.263% due 12/15/2043 •	GBP	2,431	3,123
Ripon Mortgages PLC
0.000% due 08/20/2056 «(h)		154,522	163,821
0.000% due 08/20/2056 (h)		23,413	30,003
0.000% due 08/20/2056 «~		0	14,114
0.010% due 11/01/2020 «		8,063	10,351
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,796	2,102
0.191% due 06/12/2044 •	GBP	25,901	33,962
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	49,894
0.059% due 09/28/2055 •		709,640	857,611
0.209% due 09/28/2055 •		62,548	73,914
0.459% due 09/28/2055 •		42,646	49,429
0.959% due 09/28/2055 •		25,587	29,627
1.000% due 09/28/2055 ~		15,864	4,479
1.709% due 09/28/2055 •		42,646	47,333
Securitized Asset Sales, Inc. 2.986% due 11/26/2023 ~		$28	26
Sequoia Mortgage Trust
0.362% due 06/20/2036 •		834	786
0.552% due 07/20/2036 •		32	31
0.758% due 05/20/2034 •		749	744
0.778% due 05/20/2034 •		288	289
0.812% due 06/20/2033 •		6	6
0.852% due 07/20/2033 •		112	109
0.912% due 10/20/2027 •		26	26
0.952% due 10/20/2027 •		364	363
0.975% due 09/20/2033 •		192	186
2.345% due 01/20/2047 ^~		1,318	1,012
2.948% due 01/20/2047 ^~		1,844	1,600
3.116% due 09/20/2046 ^~		2,562	2,001
Structured Adjustable Rate Mortgage Loan Trust
0.448% due 09/25/2034 •		1,321	1,229
0.448% due 10/25/2035 •		459	460
0.448% due 08/25/2036 ^•		3,319	2,546
1.757% due 10/25/2037 ^•		564	538
2.009% due 01/25/2035 ^•		136	127
2.373% due 12/25/2034 ~		29	30
2.651% due 09/25/2034 ~		7	7
2.825% due 11/25/2035 ^~		216	199
2.837% due 12/25/2035 ~		1,878	1,726
2.864% due 11/25/2036 ^~		2,554	2,446
2.907% due 12/25/2035 ~		733	477
2.978% due 01/25/2035 ~		232	234
3.076% due 05/25/2036 ^~		382	358
3.080% due 02/25/2034 ~		580	575
3.099% due 05/25/2036 ^~		2,777	2,661
3.104% due 02/25/2036 ^~		1,387	1,271
3.136% due 09/25/2035 ~		721	700
3.162% due 02/25/2036 ^~		1,454	1,327
3.195% due 08/25/2035 ~		39	37
3.220% due 02/25/2036 ^~		1,933	1,412
3.499% due 04/25/2036 ^~		2,797	2,196
3.652% due 03/25/2036 ^~		457	412
Structured Asset Mortgage Investments Trust
0.338% due 06/25/2036 •		875	866
0.408% due 03/25/2037 •		1,217	520

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.488% due 03/25/2037 ^•		200	69
0.568% due 04/25/2036 •		387	359
0.568% due 05/25/2036 •		87	74
0.588% due 05/25/2046 •		9,769	5,082
0.608% due 02/25/2036 ^•		175	156
0.652% due 07/19/2035 •		2,273	2,218
0.768% due 12/25/2035 ^•		1,920	1,825
0.812% due 09/19/2032 •		1,155	1,137
0.852% due 01/19/2034 •		161	158
0.992% due 10/19/2033 •		334	320
0.998% due 05/25/2047 •		9,075	7,131
2.009% due 12/25/2035 ^•		1,462	1,423
3.625% due 02/25/2036 ^•		8,907	8,671
6.268% due 06/25/2029 ~		11	10
Structured Asset Securities Corp.
4.686% due 04/15/2027 ~		8	8
5.500% due 06/25/2035		996	1,059
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,640	1,957
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.181% due 07/25/2032 ~		20	19
2.379% due 03/25/2033 ~		708	738
2.671% due 11/25/2033 ~		79	76
2.791% due 01/25/2034 ~		1,169	1,198
2.873% due 07/25/2033 ~		16	16
5.173% due 06/25/2034 þ		92	93
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,808	1,490
SunTrust Adjustable Rate Mortgage Loan Trust
2.931% due 02/25/2037 ^~		334	312
3.089% due 10/25/2037 ~		600	547
3.433% due 01/25/2037 ^~		2,416	2,162
3.861% due 04/25/2037 ^~		346	276
SunTrust Alternative Loan Trust
0.798% due 12/25/2035 ^•		3,597	2,988
5.750% due 12/25/2035 ^		2,365	2,338
6.000% due 04/25/2036 ^		533	413
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ		595	283
6.015% due 07/25/2037 þ		1,012	600
6.470% due 09/25/2036 ^þ		5,583	275
6.500% due 07/25/2036		4,662	1,808
Thornburg Mortgage Securities Trust
0.848% due 12/25/2033 •		303	306
1.589% due 06/25/2047 ^•		22,827	21,316
1.589% due 06/25/2047 •		2	2
1.639% due 03/25/2037 ^•		10,844	9,979
2.183% due 10/25/2043 ~		222	220
2.316% due 09/25/2037 ~		3,098	3,178
2.635% due 10/25/2046 •		58,845	58,331
2.727% due 09/25/2047 ~		32,591	28,453
3.075% due 07/25/2036 •		41,966	39,568
Towd Point Mortgage Funding PLC 0.955% due 05/20/2045 •	GBP	16,594	22,683
Trinity Square PLC 1.196% due 07/15/2051 •		7,464	10,217
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	8,267
4.313% due 05/15/2051		10,000	11,793
VMC Finance LLC 1.253% due 09/15/2036 •		2,565	2,537
Wachovia Mortgage Loan Trust LLC
2.502% due 10/20/2035 ~		309	231
2.829% due 10/20/2035 ~		5	6
3.045% due 03/20/2037 ^~		490	456
3.062% due 08/20/2035 ^~		1,515	1,491
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 12/25/2045 •		339	338
0.728% due 07/25/2045 •		185	180
0.888% due 11/25/2034 •		536	534
0.968% due 11/25/2045 •		214	211
0.968% due 12/25/2045 •		192	185
1.128% due 11/25/2034 •		260	259
1.369% due 04/25/2047 •		8,720	8,156
1.379% due 05/25/2047 •		10,125	9,214
1.609% due 08/25/2046 •		108	103
1.753% due 07/25/2047 ^•		3,086	2,831
2.003% due 10/25/2046 •		7,445	7,125
2.009% due 06/25/2042 •		305	295
2.023% due 05/25/2046 •		242	230
2.023% due 12/25/2046 •		6,625	6,305
2.367% due 08/25/2035 ~		137	134
2.564% due 01/25/2033 ~		89	88
2.644% due 11/25/2036 ^~		17	17
2.722% due 12/25/2036 ^~		53	52
2.748% due 12/25/2035 ~		7,558	7,493

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

2.780% due 09/25/2033 ~		40	39
2.782% due 09/25/2033 ~		393	393
2.917% due 10/25/2035 ~		470	475
2.999% due 08/25/2034 ~		161	163
3.014% due 09/25/2036 ^~		4,014	3,852
3.053% due 09/25/2035 ~		9,549	9,671
3.105% due 08/25/2036 ~		7,743	6,966
3.117% due 12/25/2035 ~		1,369	1,366
3.153% due 12/25/2036 ^~		7,800	7,407
3.157% due 08/25/2046 ^~		6,045	5,709
3.169% due 08/25/2036 ^~		136	129
3.208% due 04/25/2037 ^~		1,965	1,809
3.299% due 07/25/2037 ^~		239	235
3.302% due 08/25/2036 ^~		920	865
3.324% due 12/25/2036 ^~		6,335	6,363
3.402% due 05/25/2037 ^~		98	88
3.410% due 03/25/2037 ~		14,689	14,704
3.508% due 02/25/2037 ^~		4,347	3,953
3.517% due 05/25/2037 ^~		1,219	1,181
3.534% due 02/25/2037 ^~		10,078	9,785
3.566% due 04/25/2035 ~		2,999	3,033
3.573% due 02/25/2037 ^~		5,604	5,472
3.596% due 03/25/2035 ~		941	965
3.601% due 03/25/2036 ^~		11,497	11,371
3.634% due 05/25/2035 ~		14,719	15,033
3.652% due 04/25/2037 ^~		759	730
3.675% due 02/25/2037 ^~		429	415
3.690% due 01/25/2036 ^~		4,102	4,005
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	4	8,440
1.003% due 12/21/2049 •		184,288	251,923
1.703% due 12/21/2049 •		23,296	31,791
2.203% due 12/21/2049 •		11,648	15,880
2.703% due 12/21/2049 •		6,656	9,036
3.203% due 12/21/2049 •		6,656	8,929
Washington Mutual Mortgage Pass-Through Certificates Trust
0.308% due 02/25/2037 ^•		$11,860	10,494
0.598% due 04/25/2035 •		5,917	4,625
1.579% due 05/25/2046 ^•		3,491	2,959
2.319% due 05/25/2033 ~		101	98
3.195% due 06/25/2033 ~		1,511	1,551
3.270% due 02/25/2031 ~		1	1
4.170% due 09/25/2036 ^þ		3,264	1,384
5.500% due 11/25/2035 ^		513	525
5.500% due 06/25/2037 ^		874	909
6.000% due 04/25/2036 ^		1,666	1,647
6.268% due 07/25/2036 þ		1,309	488
6.449% due 07/25/2036 ^þ		2,237	833
Wells Fargo Alternative Loan Trust 3.327% due 07/25/2037 ^~		958	886
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	10,358
3.311% due 06/15/2052		8,800	10,035
3.472% due 11/15/2050		10,070	11,446
3.615% due 12/15/2049		11,561	12,663
4.023% due 03/15/2052		33,712	40,035
4.442% due 09/15/2061		4,000	4,824
Wells Fargo Mortgage-Backed Securities Trust
3.083% due 07/25/2034 ~		5	5
4.018% due 04/25/2036 ~		1,257	1,206
4.052% due 03/25/2036 ~		65	62
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	7,011
Total Non-Agency Mortgage-Backed Securities (Cost $8,130,811)			8,308,085
ASSET-BACKED SECURITIES 7.4%
Aames Mortgage Investment Trust 0.928% due 10/25/2035 •		3,100	3,078
Accredited Mortgage Loan Trust
1.018% due 01/25/2035 •		618	600
4.330% due 06/25/2033 þ		1,153	1,155
4.980% due 10/25/2033 þ		1,006	1,068
ACE Securities Corp. Home Equity Loan Trust
0.208% due 10/25/2036 •		11	6
0.258% due 12/25/2036 •		5,839	2,389
0.308% due 08/25/2036 ^•		4,978	1,722
0.348% due 12/25/2036 •		22,512	9,473
0.368% due 08/25/2036 ^•		6,397	2,267
0.698% due 12/25/2045 ^•		4,535	3,339
0.808% due 11/25/2035 •		7,141	7,176
1.078% due 02/25/2036 ^•		2,232	2,175
1.123% due 11/25/2033 •		1,609	1,615
1.123% due 12/25/2034 •		262	259
1.123% due 07/25/2035 •		2,409	2,408
1.198% due 08/25/2045 •		2,248	2,225

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

1.948% due 10/25/2032 •		627	638
Aegis Asset-Backed Securities Trust
0.628% due 06/25/2035 •		3,500	3,317
0.793% due 12/25/2035 •		3,300	3,154
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.838% due 04/25/2034 •		32	32
0.928% due 05/25/2034 •		1,562	1,560
1.018% due 07/25/2034 •		234	234
3.523% due 11/25/2032 ^•		3,211	3,253
4.220% due 05/25/2034 ^þ		686	725
Amortizing Residential Collateral Trust 1.183% due 07/25/2032 •		40	40
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		25,750	25,751
Apres Static CLO Ltd. 1.290% due 10/15/2028 •		32,600	32,555
Argent Securities Trust
0.258% due 09/25/2036 •		4,448	1,956
0.298% due 09/25/2036 •		22,966	10,181
0.448% due 06/25/2036 •		19,754	7,878
0.528% due 03/25/2036 •		6,268	4,245
0.688% due 05/25/2036 •		25,206	10,039
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.788% due 01/25/2036 •		11,263	10,733
1.273% due 11/25/2034 •		3,522	3,527
2.173% due 05/25/2034 •		589	590
Asset-Backed Funding Certificates Trust
1.008% due 12/25/2030 •		652	644
1.198% due 03/25/2034 ^•		2,002	1,966
1.243% due 05/25/2032 •		397	396
Asset-Backed Securities Corp. Home Equity Loan Trust
0.228% due 05/25/2037 •		193	159
0.823% due 11/25/2035 •		3,164	3,155
0.908% due 10/25/2034 •		1	1
1.509% due 04/15/2033 •		1,340	1,342
3.159% due 08/15/2033 •		329	335
3.384% due 08/15/2032 •		5,544	5,530
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •		3,430	3,426
Avery Point CLO Ltd. 1.315% due 04/25/2026 •		165	165
B2R Mortgage Trust 2.567% due 06/15/2049		9,337	9,334
Bain Capital Credit CLO Ltd. 1.465% due 07/25/2030 •		2,099	2,100
Barings Euro CLO BV 1.050% due 07/27/2030	EUR	1,328	1,624
Bear Stearns Asset-Backed Securities Trust
0.258% due 04/25/2031 •		$500	1,011
0.318% due 12/25/2036 ^•		3,229	3,509
0.348% due 12/25/2036 •		5,371	5,372
0.388% due 06/25/2047 •		6,409	6,365
0.488% due 05/25/2036 ^•		911	905
0.548% due 11/25/2034 ^•		1,199	1,060
0.748% due 02/25/2036 •		8,565	8,534
0.788% due 12/25/2034 •		3	3
0.808% due 10/25/2032 •		712	708
0.948% due 10/27/2032 •		650	640
1.048% due 12/25/2042 •		76	75
1.123% due 08/25/2035 •		873	875
1.148% due 10/25/2037 •		99	99
1.148% due 11/25/2042 •		128	125
1.198% due 08/25/2037 •		5,740	5,255
1.273% due 02/25/2035 •		3,110	3,116
2.098% due 06/25/2035 •		7,306	7,309
2.164% due 10/25/2036 ~		810	563
3.208% due 07/25/2036 ~		60	60
3.481% due 06/25/2043 ~		353	362
5.500% due 01/25/2034 þ		22	22
Benefit Street Partners CLO Ltd. 1.468% due 07/20/2029 •		3,434	3,439
BlueMountain Fuji Eur CLO DAC 0.910% due 01/15/2033 •	EUR	10,150	12,387
Bosphorus CLO DAC 0.820% due 12/15/2030 •		1,000	1,217
California Street CLO Ltd. 1.267% due 10/15/2025 •		$10,854	10,858
Carlyle Global Market Strategies CLO Ltd. 1.222% due 07/28/2028 •		1,503	1,499
CarMax Auto Owner Trust 2.690% due 07/15/2022		4,110	4,119
Carrington Mortgage Loan Trust
0.208% due 01/25/2037 •		135	134
0.308% due 10/25/2036 •		4,272	3,696
0.398% due 10/25/2036 •		5,005	4,379
0.408% due 02/25/2037 •		53,326	50,417

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

1.338% due 10/20/2029 •		47,150	47,026
1.448% due 10/17/2029 •		8,700	8,696
Catamaran CLO Ltd. 1.618% due 10/18/2026 •		1,883	1,883
CDC Mortgage Capital Trust 0.943% due 07/25/2034 •		1,125	1,127
Cent CLO Ltd. 1.307% due 10/15/2026 •		26,698	26,683
Chase Funding Trust
0.708% due 02/25/2033 •		43	41
0.788% due 08/25/2032 •		444	429
0.808% due 11/25/2032 •		10	10
Chesapeake Funding LLC
0.529% due 08/15/2030 •		10,751	10,753
3.230% due 08/15/2030		1,679	1,717
CIT Group Home Equity Loan Trust 1.198% due 09/25/2030 •		1,058	1,051
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		10,661	10,728
Citigroup Mortgage Loan Trust
0.288% due 12/25/2036 •		326	324
0.308% due 12/25/2036 •		10,630	7,425
0.318% due 07/25/2045 •		9,282	7,931
0.338% due 05/25/2037 •		11,110	8,710
0.408% due 01/25/2037 •		4,093	4,087
0.408% due 07/25/2045 •		4,321	3,729
0.418% due 05/25/2037 •		17,700	17,352
0.598% due 11/25/2045 •		1,579	1,572
0.648% due 08/25/2036 •		19,171	18,835
4.400% due 10/25/2037 þ		2,467	2,609
5.764% due 01/25/2037 ^þ		1,047	660
6.351% due 05/25/2036 ^þ		2,555	1,353
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.078% due 05/25/2035 •		3,900	3,891
Citigroup Mortgage Loan Trust, Inc. 0.883% due 09/25/2035 ^•		9,356	9,335
CLNC FL1 Ltd. 1.402% due 08/20/2035 •		44,100	43,849
Commonbond Student Loan Trust 2.550% due 05/25/2041		4,939	5,076
Conseco Finance Corp. 6.870% due 04/01/2030 ~		48	49
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		233	251
Cork Street CLO Designated Activity Co. 0.760% due 11/27/2028 •	EUR	15,785	19,303
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 ^•		$4,068	3,919
0.288% due 08/25/2037 •		646	638
0.288% due 08/25/2037 ^•		13,941	12,830
0.298% due 01/25/2037 •		4,014	3,970
0.298% due 05/25/2037 •		4,328	4,314
0.308% due 01/25/2034 •		162	161
0.308% due 12/25/2035 ^•		875	870
0.318% due 06/25/2047 •		826	826
0.328% due 06/25/2047 •		287	286
0.328% due 11/25/2047 ^•		2,283	2,080
0.368% due 09/25/2037 ^•		2,478	2,375
0.368% due 09/25/2047 ^•		24,312	23,067
0.378% due 10/25/2047 •		5,094	4,951
0.448% due 07/25/2036 •		1,443	1,437
0.488% due 12/25/2036 ^•		437	309
0.548% due 08/25/2034 •		562	541
0.598% due 03/25/2036 •		2,600	2,519
0.728% due 06/25/2036 •		34	34
0.728% due 08/25/2036 •		3,329	3,311
0.748% due 06/25/2036 •		292	293
0.808% due 04/25/2036 •		3,155	3,153
0.883% due 02/25/2036 •		2,181	2,179
0.888% due 05/25/2032 •		13	13
4.517% due 10/25/2046 ^~		2,199	2,192
4.667% due 10/25/2032 ^~		4,249	4,115
Countrywide Asset-Backed Certificates Trust
0.288% due 02/25/2037 •		9,605	9,105
0.288% due 03/25/2037 •		4,051	3,894
0.308% due 03/25/2037 •		2,530	2,519
0.308% due 09/25/2046 •		1,522	1,495
0.338% due 06/25/2047 •		1,677	1,667
0.608% due 05/25/2036 •		26,229	26,003
0.678% due 02/25/2036 •		3,694	3,682
0.788% due 02/25/2036 •		9,944	9,719
0.948% due 08/25/2047 •		13,123	12,994
1.123% due 07/25/2035 •		740	742
1.498% due 04/25/2035 •		3,500	3,495
4.509% due 12/25/2034 ~		1,382	1,407
4.693% due 10/25/2035 ~		33	34

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

4.740% due 10/25/2035 ~		10	10
5.583% due 08/25/2035 ~		17,821	19,008
5.603% due 05/25/2035 þ		294	296
5.859% due 10/25/2046 ^~		2,541	2,485
Countrywide Asset-Backed Certificates Trust, Inc.
0.648% due 10/25/2034 •		1,888	1,831
0.888% due 12/25/2034 •		1,959	1,905
1.048% due 11/25/2034 •		321	312
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		4,103	4,127
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 08/25/2032 •		1,799	1,743
1.798% due 05/25/2043 •		297	296
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)		113	113
3.165% due 02/25/2056		400,193	430,268
3.169% due 02/25/2056		129,670	76,505
Credit-Based Asset Servicing & Securitization LLC
0.268% due 07/25/2037 •		315	248
1.248% due 04/25/2032 •		30	30
6.780% due 05/25/2035 þ		1,084	1,124
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.511% due 03/25/2037 ^þ		5,263	2,762
Credit-Based Asset Servicing & Securitization Trust
0.208% due 11/25/2036 •		102	62
0.298% due 11/25/2036 •		9,827	6,056
0.398% due 04/25/2037 •		882	691
Crown City CLO 1.601% due 01/20/2032 •		2,700	2,700
Crown Point CLO Ltd. 1.158% due 07/17/2028 •		13,432	13,415
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,523	539
6.220% due 09/25/2036 ^þ		2,062	960
6.672% due 06/25/2036 ^þ		1,794	700
CVC Cordatus Loan Fund DAV 0.780% due 08/15/2032 •	EUR	2,700	3,286
Delta Funding Home Equity Loan Trust 0.979% due 09/15/2029 •		$141	138
Denali Capital CLO LLC 1.265% due 10/26/2027 •		25,802	25,788
Driver Australia Trust 1.020% due 07/21/2026	AUD	4,548	3,504
Dryden Senior Loan Fund 1.137% due 10/15/2027 •		$19,184	19,136
EMC Mortgage Loan Trust 0.888% due 05/25/2040 •		18	18
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		8,751	8,866
EquiFirst Mortgage Loan Trust 0.898% due 01/25/2034 •		15	15
Evergreen Credit Card Trust 1.900% due 09/16/2024		28,300	29,082
FAB UK Ltd. 0.544% due 12/06/2045 •	GBP	221	301
Fair Oaks Loan Funding DAC 1.900% due 07/15/2031 •	EUR	4,500	5,535
Fieldstone Mortgage Investment Trust
0.470% due 11/25/2036 •		$9,773	7,132
0.528% due 05/25/2036 •		8,688	6,971
Figueroa CLO Ltd. 1.137% due 01/15/2027 •		2,866	2,870
Finance America Mortgage Loan Trust 1.048% due 08/25/2034 •		336	332
First Franklin Mortgage Loan Trust
0.388% due 10/25/2036 •		4,967	4,045
0.458% due 10/25/2036 •		6,000	4,855
0.468% due 04/25/2036 •		2,709	2,637
0.628% due 08/25/2036 •		5,317	4,747
0.823% due 11/25/2036 •		3,350	3,342
0.883% due 12/25/2034 •		598	650
0.883% due 07/25/2035 •		994	994
1.348% due 01/25/2035 •		2,690	2,683
1.573% due 10/25/2034 •		1,213	1,217
First NLC Trust
0.000% due 05/25/2035 •		1,323	1,278
0.288% due 08/25/2037 •		3,024	1,909
0.428% due 08/25/2037 •		1,711	1,104
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024		53,200	54,840
Fremont Home Loan Trust
0.208% due 01/25/2037 •		32	18
0.248% due 08/25/2036 •		408	174
0.278% due 11/25/2036 •		43,334	21,840
0.298% due 01/25/2037 •		14,195	8,151
0.308% due 08/25/2036 •		8,357	3,628

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.398% due 05/25/2036 •		11,935	9,020
0.488% due 02/25/2037 •		50,860	26,025
0.628% due 02/25/2037 •		19,314	10,087
0.688% due 04/25/2036 •		3,100	2,757
0.808% due 01/25/2036 •		14,376	14,007
0.883% due 07/25/2035 •		979	974
1.078% due 07/25/2034 •		126	127
1.213% due 06/25/2035 •		6,400	6,354
Galaxy CLO Ltd. 1.437% due 10/15/2030 •		10,500	10,500
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	100,224	75,408
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •		$6	4
GLS Auto Receivables Issuer Trust 1.580% due 08/15/2024		8,823	8,904
GMAC Mortgage Corp. Home Equity Loan Trust 7.000% due 09/25/2037 ~		26	26
GoldentTree Loan Management U.S. CLO Ltd. 1.558% due 01/20/2033 •		53,650	53,669
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		213	219
GSAA Home Equity Trust
0.248% due 03/25/2037 •		603	253
0.268% due 04/25/2047 •		2,927	2,781
0.268% due 05/25/2047 •		4,299	3,244
0.288% due 03/25/2036 •		49	23
0.448% due 03/25/2037 •		2,305	1,306
0.488% due 09/25/2036 •		9,819	3,457
0.508% due 05/25/2036 •		15,269	5,555
0.508% due 07/25/2037 •		1,385	1,351
0.598% due 08/25/2037 •		2,484	2,463
0.748% due 05/25/2047 •		249	195
3.398% due 03/25/2036 ~		6,012	3,514
GSAMP Trust
0.238% due 01/25/2037 •		3,408	2,496
0.268% due 12/25/2036 •		6,483	3,985
0.328% due 11/25/2035 •		381	66
0.388% due 06/25/2036 •		4,671	3,369
0.388% due 08/25/2036 •		2,023	1,771
0.468% due 05/25/2046 •		547	544
0.688% due 04/25/2036 •		4,307	3,523
1.198% due 06/25/2034 •		453	437
1.398% due 03/25/2034 ^•		2,966	2,622
1.468% due 12/25/2034 ^•		1,281	1,083
1.798% due 10/25/2034 •		177	178
Gulf Stream Meridian Ltd.
1.609% due 10/15/2029 •		7,700	7,712
2.437% due 10/15/2029 •		23,500	23,631
Halcyon Loan Advisors Funding Ltd. 1.316% due 10/22/2025 •		5,887	5,888
Home Equity Asset Trust
0.748% due 11/25/2032 •		154	141
1.243% due 05/25/2035 •		2,790	2,786
Home Equity Loan Trust 0.378% due 04/25/2037 •		8,549	8,180
Home Equity Mortgage Loan Asset-Backed Trust
0.268% due 04/25/2037 •		1,221	965
0.358% due 04/25/2037 •		3,925	3,138
HSI Asset Loan Obligation Trust 0.208% due 12/25/2036 •		106	39
HSI Asset Securitization Corp. Trust
0.198% due 10/25/2036 •		165	90
0.368% due 12/25/2036 •		554	223
0.488% due 12/25/2036 •		5,043	2,040
0.928% due 11/25/2035 •		3,971	3,940
ICG U.S. CLO Ltd. 1.596% due 10/22/2031 •		40,700	40,763
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~		12	11
7.310% due 11/20/2028		10	10
7.520% due 08/20/2028		11	11
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.008% due 10/25/2033 •		419	418
IXIS Real Estate Capital Trust 0.778% due 02/25/2036 •		1,290	1,297
Jamestown CLO Ltd.
0.927% due 07/15/2026 •		1,803	1,807
1.438% due 01/17/2027 •		6,205	6,212
1.577% due 04/15/2033 •		12,400	12,390
JPMorgan Mortgage Acquisition Trust
0.228% due 08/25/2036 •		232	128
0.258% due 08/25/2036 •		28	23
0.308% due 01/25/2036 •		492	491
0.338% due 03/25/2047 •		19,517	19,116
0.388% due 08/25/2036 •		2,877	2,834

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.408% due 07/25/2036 •		5,392	5,321
0.408% due 03/25/2037 •		5,193	5,129
0.418% due 04/25/2036 •		3,681	3,668
0.468% due 07/25/2036 ^•		6,202	2,317
6.337% due 08/25/2036 ^þ		1,936	1,494
KKR CLO Ltd.
1.488% due 07/18/2030 •		2,400	2,404
1.507% due 07/15/2030		2,735	2,740
LA Arena Funding LLC 7.656% due 12/15/2026		17	17
LCM LP 1.258% due 10/20/2027 •		13,900	13,898
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		542,122	3,253
0.000% due 07/25/2057 (h)		154,685	155,261
0.000% due 01/25/2058 ~		122	122
0.000% due 02/25/2058 ~		15,577	11,548
3.089% due 12/26/2057 ~		480,166	496,505
3.104% due 12/25/2056 ~		542,122	517,762
3.565% due 01/25/2058 ~		38,746	39,422
4.000% due 02/25/2058 ~		63,114	67,428
4.250% due 02/25/2058 ~		15,577	17,626
4.500% due 02/25/2058 ~		15,577	16,669
Lehman ABS Mortgage Loan Trust
0.238% due 06/25/2037 •		6,455	4,951
0.348% due 06/25/2037 •		3,485	2,710
LoanCore Issuer Ltd. 1.289% due 05/15/2028 •		13,136	13,108
Long Beach Mortgage Loan Trust
0.308% due 12/25/2036 •		25,234	19,852
0.668% due 08/25/2045 •		6,597	6,414
0.708% due 10/25/2034 •		11	10
0.908% due 08/25/2045 •		1,182	1,180
1.198% due 06/25/2035 •		8,900	8,763
1.423% due 02/25/2035 •		4,500	4,497
Loomis Sayles CLO Ltd. 1.137% due 04/15/2028 •		8,833	8,805
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •	EUR	4,200	5,119
Massachusetts Educational Financing Authority 1.165% due 04/25/2038 •		$1,112	1,118
MASTR Asset-Backed Securities Trust
0.198% due 01/25/2037 •		95	35
0.388% due 10/25/2036 •		5,034	4,662
0.448% due 08/25/2036 •		5,008	2,724
0.628% due 03/25/2036 •		7,271	5,920
0.898% due 10/25/2035 ^•		9,220	8,899
1.078% due 06/25/2035 •		8,620	8,578
5.971% due 11/25/2035 þ		288	271
6.219% due 02/25/2036 þ		558	550
Merrill Lynch First Franklin Mortgage Loan Trust 0.318% due 04/25/2037 •		2,833	1,589
Merrill Lynch Mortgage Investors Trust
0.208% due 11/25/2037 •		1,804	898
0.258% due 08/25/2037 •		9,338	6,014
0.268% due 02/25/2037 •		1,017	417
0.298% due 08/25/2037 •		39,105	25,404
0.298% due 11/25/2037 •		12,847	6,586
0.388% due 08/25/2037 •		1,955	1,295
0.408% due 03/25/2037 •		44,098	40,499
0.468% due 03/25/2037 •		11,825	10,906
0.598% due 02/25/2047 •		18,963	13,557
0.670% due 04/25/2037 •		3,047	2,118
MESA Trust 0.948% due 12/25/2031 •		321	320
MF1 Ltd. 1.859% due 11/15/2035 •		56,900	57,063
Mid-State Capital Corp. Trust 6.005% due 08/15/2037		143	153
Mid-State Trust 7.791% due 03/15/2038		1,190	1,307
Morgan Stanley ABS Capital, Inc. Trust
0.208% due 12/25/2036 •		2,864	1,835
0.208% due 05/25/2037 •		1,228	1,072
0.238% due 01/25/2037 •		6,103	3,695
0.248% due 07/25/2036 •		156	82
0.248% due 11/25/2036 •		1,594	1,175
0.258% due 03/25/2037 •		7,180	3,710
0.288% due 11/25/2036 •		15,896	9,914
0.288% due 05/25/2037 •		5,001	4,226
0.298% due 09/25/2036 •		17,514	8,624
0.298% due 10/25/2036 •		14,668	9,625
0.298% due 11/25/2036 •		17,635	13,063
0.298% due 12/25/2036 •		2,310	1,499
0.308% due 09/25/2036 •		4,155	2,425
0.328% due 03/25/2037 •		27,663	14,449

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.348% due 02/25/2037 •	2,342	1,489
0.378% due 10/25/2036 •	1,755	1,164
0.378% due 11/25/2036 •	15,872	11,856
0.398% due 08/25/2036 •	17,114	10,763
0.398% due 12/25/2036 •	10,020	6,594
0.398% due 05/25/2037 •	2,201	1,942
0.448% due 06/25/2036 •	7,728	5,128
0.488% due 03/25/2037 •	3,568	1,910
0.508% due 02/25/2037 •	4,289	1,942
0.793% due 09/25/2035 •	1,251	1,249
0.883% due 07/25/2035 •	6,100	6,003
1.078% due 11/25/2034 •	8,062	8,048
1.148% due 03/25/2033 •	718	710
1.168% due 08/25/2034 •	139	139
Morgan Stanley Dean Witter Capital, Inc. Trust
1.423% due 09/25/2032 •	1,021	1,016
1.498% due 02/25/2033 •	667	668
Morgan Stanley Home Equity Loan Trust
0.248% due 12/25/2036 •	16,969	10,107
0.468% due 04/25/2036 •	5,886	4,700
Morgan Stanley IXIS Real Estate Capital Trust
0.198% due 11/25/2036 •	6	3
0.448% due 07/25/2036 •	9,658	5,221
0.608% due 07/25/2036 •	29,618	16,345
Morgan Stanley Mortgage Loan Trust
0.228% due 11/25/2036 •	3,726	1,474
0.268% due 04/25/2037 •	5,871	2,619
0.508% due 04/25/2037 •	2,845	1,369
0.608% due 02/25/2037 •	551	229
1.507% due 11/25/2036 ^•	1,879	862
5.577% due 10/25/2046 ^þ	2,724	992
5.726% due 10/25/2036 ^þ	1,231	527
5.750% due 04/25/2037 ^~	730	478
6.000% due 02/25/2037 ^~	569	447
Mountain Hawk CLO Ltd. 1.418% due 04/18/2025 •	8,528	8,536
Mountain View CLO Ltd. 1.037% due 10/15/2026 •	3,326	3,323
Nassau Ltd. 2.383% due 07/20/2029 •	16,800	16,867
Navient Private Education Loan Trust 3.610% due 12/15/2059	9,929	10,358
Navient Private Education Refi Loan Trust 2.180% due 08/15/2068	771	772
Nelnet Student Loan Trust 0.748% due 03/25/2030 •	4,821	4,798
New Century Home Equity Loan Trust
0.823% due 03/25/2035 •	4,930	4,896
0.868% due 10/25/2035 •	2,299	2,260
1.033% due 05/25/2034 •	1,040	1,022
3.148% due 01/25/2033 ^•	2,209	2,050
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.478% due 10/25/2036 ^•	22,820	6,386
0.548% due 02/25/2037 ^•	2,062	761
0.883% due 05/25/2035 •	1,339	1,335
6.032% due 10/25/2036 ^þ	2,951	1,184
NovaStar Mortgage Funding Trust
0.248% due 01/25/2037 •	4,166	1,843
0.298% due 09/25/2036 •	16,240	9,684
0.298% due 03/25/2037 •	4,438	2,112
0.318% due 11/25/2036 •	9,950	4,521
0.328% due 03/25/2037 •	3,674	1,761
0.358% due 01/25/2037 •	18,739	8,550
0.448% due 06/25/2036 •	2,241	1,862
0.648% due 10/25/2036 •	5,280	4,185
0.858% due 12/25/2033 •	380	375
0.973% due 06/25/2034 •	52	51
2.023% due 03/25/2035 •	9,200	9,214
OCP CLO Ltd.
1.068% due 04/17/2027 •	1,758	1,759
1.338% due 07/20/2029 •	7,350	7,356
OHA Credit Funding Ltd. 1.538% due 07/20/2032 •	13,600	13,616
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	38,558	38,940
OneMain Financial Issuance Trust 2.370% due 09/14/2032	8,416	8,428
Option One Mortgage Loan Trust
0.248% due 01/25/2037 •	11,308	7,908
0.288% due 01/25/2037 •	25,454	17,918
0.318% due 05/25/2037 •	4,336	3,006
0.328% due 04/25/2037 •	7,546	4,922
0.368% due 01/25/2037 •	9,571	6,825
0.368% due 04/25/2037 •	21,750	17,278
0.388% due 04/25/2037 •	3,245	2,282
0.398% due 03/25/2037 •	1,460	961

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.398% due 07/25/2037 •		3,363	2,719
0.478% due 04/25/2037 •		2,422	1,598
0.508% due 01/25/2036 •		6,600	6,033
Option One Mortgage Loan Trust Asset-Backed Certificates
0.838% due 11/25/2035 •		21,800	21,290
1.003% due 10/25/2032 •		2,290	2,296
Ownit Mortgage Loan Trust 1.048% due 10/25/2036 ^•		2,735	2,717
OZLM Funding Ltd. 1.446% due 07/22/2029 •		9,345	9,335
Palmer Square CLO Ltd. 1.071% due 08/15/2026 •		12,769	12,751
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	24,350	29,733
Palmer Square Loan Funding Ltd.
0.887% due 07/15/2026 •		$17,040	17,002
1.024% due 02/20/2028 •		12,670	12,615
1.188% due 04/20/2027 •		5,537	5,531
1.918% due 07/20/2028 •		39,621	39,730
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.948% due 12/25/2034 •		13,859	14,163
People's Choice Home Loan Securities Trust
0.868% due 05/25/2035 ^•		456	456
1.093% due 05/25/2035 ^•		7,000	6,736
1.498% due 01/25/2035 •		3,762	3,729
People's Financial Realty Mortgage Securities Trust 0.288% due 09/25/2036 •		20,071	7,648
Popular ABS Mortgage Pass-Through Trust
0.358% due 01/25/2037 •		5,707	5,585
1.093% due 06/25/2035 •		3,582	3,564
RAAC Trust
0.418% due 05/25/2036 •		1,050	1,040
0.500% due 11/25/2046 •		9,841	9,401
0.548% due 06/25/2047 •		211	211
0.658% due 02/25/2036 •		1,702	1,693
0.748% due 06/25/2044 •		1,697	1,510
Renaissance Home Equity Loan Trust
0.848% due 08/25/2032 •		104	100
0.868% due 11/25/2034 •		275	257
1.028% due 08/25/2033 •		48	47
5.893% due 06/25/2037 ^þ		8,030	3,265
5.906% due 06/25/2037 þ		8,997	3,667
Residential Asset Mortgage Products Trust
0.728% due 02/25/2036 •		2,517	2,503
0.748% due 03/25/2036 •		14,731	14,472
2.698% due 12/25/2034 •		1,543	1,551
Residential Asset Securities Corp. Trust
0.388% due 10/25/2036 •		2,075	2,024
0.408% due 11/25/2036 •		7,575	6,981
0.418% due 05/25/2037 •		674	673
0.448% due 08/25/2036 •		446	439
0.488% due 11/25/2036 •		2,801	2,644
0.583% due 06/25/2036 •		15,863	15,147
0.708% due 04/25/2036 •		3,578	3,525
0.728% due 06/25/2033 •		1,105	1,027
0.763% due 01/25/2036 •		651	651
0.808% due 11/25/2035 •		398	398
0.973% due 07/25/2034 •		668	656
1.033% due 09/25/2035 •		3,074	3,074
1.243% due 03/25/2035 •		2,803	2,763
Residential Mortgage Loan Trust 1.648% due 09/25/2029 •		3	3
SACO Trust 0.568% due 03/25/2036 ^•		7	7
Santander Drive Auto Receivables Trust
0.509% due 05/15/2023 •		4,476	4,480
0.670% due 04/15/2024		12,800	12,845
Santander Retail Auto Lease Trust 2.720% due 01/20/2022		7,810	7,826
Saxon Asset Securities Trust 0.318% due 10/25/2046 •		17,530	17,070
Securitized Asset-Backed Receivables LLC Trust
0.208% due 12/25/2036 ^•		253	82
0.278% due 05/25/2037 ^•		640	530
0.468% due 07/25/2036 •		2,588	1,289
0.628% due 07/25/2036 •		3,327	1,696
0.648% due 03/25/2036 •		11,281	8,449
0.648% due 05/25/2036 •		12,270	8,588
1.108% due 01/25/2036 ^•		2,614	2,281
Seneca Park CLO Ltd. 1.338% due 07/17/2026 •		411	411
SG Mortgage Securities Trust 0.298% due 10/25/2036 •		20,988	19,586
SLC Student Loan Trust
0.327% due 03/15/2027 •		5,719	5,688
1.117% due 06/15/2021 •		3,181	3,108

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	964	1,178
0.335% due 01/25/2027 •		$33,105	32,923
0.365% due 10/25/2029 •		9,530	9,449
0.545% due 01/25/2022 •		6,026	5,760
0.687% due 12/15/2027 •		21,551	21,551
0.767% due 12/15/2025 •		15,707	15,702
1.115% due 07/25/2023 •		481	469
1.915% due 07/25/2023 •		790	791
SoFi Alternative Trust 4.923% due 05/16/2050 ~		177,177	190,588
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028		4,945	5,001
SoFi Professional Loan Program LLC
1.448% due 02/25/2040 •		2,169	2,185
3.020% due 02/25/2040		3,545	3,667
Sound Point CLO Ltd.
1.289% due 10/20/2028 •(c)		60,750	60,750
1.359% due 01/23/2029 •		6,150	6,141
1.637% due 04/15/2032 •		6,650	6,660
Soundview Home Loan Trust
0.258% due 01/25/2037 •		3,564	3,081
0.308% due 01/25/2037 •		3,402	2,960
0.328% due 02/25/2037 •		8,955	3,414
0.328% due 08/25/2037 •		2,009	1,935
0.408% due 02/25/2037 •		11,554	4,520
0.428% due 05/25/2036 •		4,980	4,944
0.468% due 11/25/2036 •		1,852	1,845
0.973% due 06/25/2035 •		849	867
South Carolina Student Loan Corp. 1.225% due 09/03/2024 •		192	193
SP-Static CLO Ltd. 1.616% due 07/22/2028 •		11,408	11,413
Specialty Underwriting & Residential Finance Trust
0.248% due 11/25/2037 •		491	335
0.498% due 03/25/2037 •		2,637	1,898
0.748% due 12/25/2036 •		3,426	3,370
0.898% due 06/25/2036 •		238	238
1.048% due 06/25/2036 •		18,300	17,694
1.123% due 12/25/2035 •		1,834	1,834
3.490% due 02/25/2037 þ		29,955	16,022
3.490% due 02/25/2037 ^þ		6,394	3,419
Structured Asset Investment Loan Trust
0.298% due 06/25/2036 •		1,140	1,119
0.298% due 09/25/2036 •		12,193	11,913
0.748% due 01/25/2036 •		4,592	4,546
0.848% due 04/25/2033 •		713	706
1.048% due 05/25/2035 •		9,400	9,327
1.078% due 09/25/2034 •		313	308
1.078% due 01/25/2035 •		30,140	30,079
1.148% due 09/25/2034 •		234	232
1.273% due 01/25/2035 •		3,957	3,838
1.348% due 12/25/2034 •		4,832	4,842
1.528% due 04/25/2033 •		129	128
1.723% due 01/25/2035 •		4,313	2,897
1.873% due 01/25/2035 ^•		2,849	653
Structured Asset Securities Corp. Mortgage Loan Trust
0.328% due 01/25/2037 •		2,788	1,698
0.398% due 09/25/2036 •		3,099	3,077
0.418% due 04/25/2036 •		11,599	11,244
0.598% due 06/25/2035 •		783	783
0.598% due 05/25/2037 •		3,376	3,313
1.148% due 08/25/2037 •		8,142	8,230
2.698% due 12/25/2034 •		838	855
Sudbury Mill CLO Ltd. 1.368% due 01/17/2026 •		2,169	2,170
TCW CLO AMR Ltd. 1.291% due 02/15/2029 •		8,100	8,091
Telos CLO Ltd. 1.488% due 01/17/2027 •		4,634	4,636
TICP CLO Ltd. 1.058% due 04/20/2028 •		27,248	27,140
TPG Real Estate Finance Ltd. 1.303% due 10/15/2034 •		61,100	61,062
Trestles CLO Ltd. 1.505% due 07/25/2029 •		11,200	11,214
Triaxx Prime CDO Ltd. 0.413% due 10/02/2039 •		26,551	9,957
Utah State Board of Regents 0.900% due 01/25/2057 •		45,437	45,494
Vendome Funding CLO DAC 1.860% due 07/20/2031 •	EUR	31,500	38,571
Venture CLO Ltd.
1.024% due 02/28/2026 •		$20,132	20,091
1.117% due 07/15/2027 •		3,436	3,424
1.288% due 07/19/2028 •		7,286	7,271

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 0.398% due 04/25/2037 •		11,521	5,988
Washington Mutual Asset-Backed Certificates Trust 0.208% due 10/25/2036 •		1,617	857
WhiteHorse Ltd. 1.148% due 04/17/2027 •		1,905	1,905
Z Capital Credit Partners CLO Ltd. 1.180% due 07/16/2027 •		11,473	11,419
Total Asset-Backed Securities (Cost $4,991,691)			5,200,063
SOVEREIGN ISSUES 6.7%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	19,300	24,410
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2021 (h)	BRL	7,767,702	1,488,278
0.000% due 07/01/2021 (h)		1,943,000	370,268
0.000% due 10/01/2021 (h)		5,798,828	1,095,586
Chile Government International Bond
1.625% due 01/30/2025	EUR	11,600	15,152
2.450% due 01/31/2031		$43,900	47,083
3.500% due 01/25/2050		10,200	11,743
Emirate of Abu Dhabi Government International Bond
2.500% due 04/16/2025		20,600	22,044
3.125% due 04/16/2030		36,700	41,517
3.875% due 04/16/2050		34,300	41,915
Hong Kong Government International Bond 2.500% due 05/28/2024		1,000	1,058
Indonesia Government International Bond 4.200% due 10/15/2050		36,600	43,839
Israel Government International Bond
2.750% due 07/03/2030		28,900	31,917
3.250% due 01/17/2028		18,000	20,571
3.800% due 05/13/2060		12,800	15,239
3.875% due 07/03/2050		56,000	67,455
4.125% due 01/17/2048		4,000	5,167
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	28,125
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		$46,600	47,939
3.375% due 09/27/2023		55,800	60,147
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	40,937
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$25,100	27,132
Kuwait International Government Bond 2.750% due 03/20/2022		21,700	22,340
Mexico Government International Bond
1.350% due 09/18/2027	EUR	4,500	5,689
3.900% due 04/27/2025 (o)		$9,800	11,011
4.750% due 04/27/2032		7,500	9,045
5.000% due 04/27/2051		26,100	32,586
New South Wales Treasury Corp.
2.750% due 11/20/2025 (j)	AUD	1,324	1,220
6.000% due 03/01/2022		165	136
Paraguay Government International Bond 4.950% due 04/28/2031		$6,500	7,889
Peru Government International Bond
2.392% due 01/23/2026		8,600	9,189
2.783% due 01/23/2031		2,900	3,189
5.350% due 08/12/2040	PEN	87,100	25,042
5.400% due 08/12/2034		64,700	19,751
5.940% due 02/12/2029		559,938	193,040
6.150% due 08/12/2032		140,000	47,024
6.350% due 08/12/2028		763,950	268,167
6.950% due 08/12/2031		41,800	15,015
8.200% due 08/12/2026		339,700	127,226
Poland Government International Bond 4.000% due 01/22/2024		$15	17
Province of Alberta 2.050% due 08/17/2026		6,000	6,430
Province of Quebec 3.500% due 12/01/2022	CAD	68,053	56,742
Provincia de Buenos Aires 36.050% due 04/12/2025	ARS	440,953	2,202
Qatar Government International Bond
3.375% due 03/14/2024		$34,200	37,090
3.750% due 04/16/2030		30,300	35,718
3.875% due 04/23/2023		41,330	44,469
4.000% due 03/14/2029		21,100	25,056
4.400% due 04/16/2050		46,200	60,333
4.500% due 01/20/2022		6,000	6,262
4.500% due 04/23/2028		12,200	14,803
5.103% due 04/23/2048		600	845
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	387

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Saudi Government International Bond 2.375% due 10/26/2021		$15,500	15,749
Serbia Government International Bond 3.125% due 05/15/2027	EUR	19,600	26,997
Tokyo Metropolitan Government
2.000% due 05/17/2021		$400	402
2.500% due 06/08/2022		4,500	4,631
Total Sovereign Issues (Cost $4,433,940)			4,683,214
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		9,250	5
Total Common Stocks (Cost $15,194)			6
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 0.000% «(f)		9,188,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(k)(l)	EUR	6,400	8,001
Charles Schwab Corp. 5.375% due 06/01/2025 •(k)		$7,800,000	8,707
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(k)		40,000	4,250
Discover Financial Services 6.125% due 06/23/2025 •(k)		24,000,000	27,150
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(k)		13,900,000	15,151
			63,259
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(k)(m)		22,978,604	617,061
Total Preferred Securities (Cost $676,388)			680,320
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (n) 0.5%			363,549
SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co. 1.600% (US0003M + 1.375%) due 11/15/2021 ~		$95,800	95,865
Raytheon Technologies Corp. 3.100% due 11/15/2021		800	814
			96,679
ARGENTINA TREASURY BILLS 0.0%
(3.480)% due 09/13/2021 (i)	ARS	596,652	4,349
JAPAN TREASURY BILLS 2.0%
(0.089)% due 03/22/2021 (g)(h)	JPY	145,170,000	1,406,242
U.S. TREASURY BILLS 0.4%
0.128% due 01/21/2021 - 04/22/2021 (g)(h)(o)(q)(s)		$266,600	266,582

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $2,126,572)		2,137,401
Total Investments in Securities (Cost $72,281,137)		75,011,469
	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short Asset Portfolio	350,804,942	3,516,820
PIMCO Short-Term Floating NAV Portfolio III	354,612,858	3,496,837
Total Short-Term Instruments (Cost $6,998,249)		7,013,657
Total Investments in Affiliates (Cost $6,998,249)		7,013,657
Total Investments 117.4% (Cost $79,279,386)		$82,025,126
Financial Derivative Instruments (p)(r) (0.4)%(Cost or Premiums, net $(112,743))		(259,365)
Other Assets and Liabilities, net (17.0)%		(11,903,307)
Net Assets 100.0%		$69,862,454

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							The group contains securities in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Interest Only ("IO") or IO Strip.
(b)							Principal only security
(c)							When-issued securities.
(d)							Payment in-kind security.
(e)							Security is not accruing income as of the date of this report.
(f)							Security did not produce income within the last twelve months.
(g)							Coupon represents a weighted average yield to maturity.
(h)							Zero coupon security.
(i)							Coupon represents a yield to maturity.
(j)							Principal amount of security is adjusted for inflation.
(k)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)							Contingent convertible security.
(m)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020	$619,171	$617,061	0.88%
CIMIC Group Ltd.				0.000	01/21/2021	10/26/2020	35,711	35,705	0.05
CIMIC Group Ltd.				0.000	01/22/2021	08/13/2020	49,753	49,738	0.07
CIMIC Group Ltd.				0.000	02/10/2021	08/20/2020	74,591	62,729	0.09
CIMIC Group Ltd.				0.000	02/12/2021	10/26/2020	77,143	77,124	0.11
CIMIC Group Ltd.				0.000	03/16/2021	09/28/2020	41,250	41,219	0.06
CIMIC Group Ltd.				0.000	03/19/2021	09/28/2020	7,058	7,053	0.01
CIMIC Group Ltd.				0.000	04/22/2021	11/30/2020	24,700	24,677	0.04
Citigroup, Inc.				2.572	06/03/2031	05/26/2020	39,200	41,793	0.06
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	22,800	23,329	0.03
GHH Holdings Ltd.				1.902	12/04/2024	10/10/2018	65,729	65,305	0.09
General Motors Co.				5.400	10/02/2023	05/07/2020	7,793	8,739	0.01
General Motors Co.				6.125	10/01/2025	05/07/2020	7,794	9,467	0.02
Hotel (PL Property) Ltd.				1.946	02/07/2023	07/09/2018	47,700	48,580	0.07
Lloyds Banking Group PLC				3.870	09/02/2021	05/22/2018	14,161	14,357	0.02
PKY- San Felipe Plaza LP				TBD - 3.550	12/09/2021	12/05/2018 - 12/03/2020	122,000	121,981	0.18
Pinnacol Assurance				8.625	06/25/2034	06/23/2014	15,000	19,103	0.03
Tawny Funding S.A.				3.150	03/16/2023	08/28/2018	190,156	176,804	0.25
							$1,449,878	$1,444,764	2.07%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.040%	12/31/2020	01/04/2021	$80,000	U.S. Treasury Bonds 1.375% due 11/15/2040		$(81,626)	$80,000	$80,000
	0.100	12/31/2020	01/04/2021	2,200	U.S. Treasury Bonds 1.375% due 11/15/2040		(2,242)	2,200	2,200
FICC	0.000	12/31/2020	01/04/2021	87,049	U.S. Treasury Bills 0.000% due 12/30/2021		(88,790)	87,049	87,049
GSC	0.070	12/31/2020	01/04/2021	1,200	Fannie Mae 3.500% due 08/01/2049		(1,253)	1,200	1,200
NOM	0.040	12/31/2020	01/04/2021	100,000	U.S. Treasury Bonds 2.250% due 08/15/2046		(102,199)	100,000	100,001

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

0.080	12/31/2020	01/04/2021	41,800	U.S. Treasury Bonds 3.375% due 11/15/2048	(42,739)	41,800	41,801
RDR	0.070	12/31/2020	01/04/2021	35,000	U.S. Treasury Notes 0.500% due 10/31/2027	(35,706)	35,000	35,000
SAL	0.070	12/31/2020	01/04/2021	16,300	U.S. Treasury Notes 0.125% due 12/31/2022	(16,632)	16,300	16,300
Total Repurchase Agreements	$(371,187)	$363,549	$363,551
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.060%	12/10/2020	01/15/2021	$(184,585)	$(184,593)
BRC	0.100	12/22/2020	TBD(3)	(657)	(657)
CSN	0.190	12/21/2020	01/14/2021	(34,505)	(34,508)
JPS	0.025	10/20/2020	01/21/2021	(4,815)	(4,815)
0.090	12/18/2020	01/11/2021	(58,931)	(58,933)
NOM	0.000	12/24/2020	TBD(3)	(10,739)	(10,739)
Total Reverse Repurchase Agreements	$(294,245)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	1.660%	04/22/2020	01/29/2021	$(52,673)	$(53,309)
Total Sale-Buyback Transactions	$(53,309)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Ginnie Mae, TBA	5.000%	01/01/2051	$134,100	$(146,503)	$(146,410)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2051	1,140,556	(1,192,060)	(1,202,216)
Uniform Mortgage-Backed Security, TBA	3.500	01/01/2036	152,800	(161,781)	(162,030)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2036	19,000	(20,153)	(20,165)
Uniform Mortgage-Backed Security, TBA	4.000	01/01/2051	763,086	(814,942)	(814,951)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	212,054	(226,729)	(226,781)
Total Short Sales (3.7)%	$(2,562,168)	$(2,572,553)
(o)	Securities with an aggregate market value of $348,510 have been pledged as collateral under the terms of master agreements as of December 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(900,287) at a weighted average interest rate of 0.678%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(62) of deferred price drop.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	03/2021	513	$111,328	$(47)	$0	$(38)
Euro-Buxl 30-Year Bond March Futures	03/2021	364	100,160	275	0	(133)
U.S. Treasury 5-Year Note March Futures	03/2021	1,464	184,704	103	69	0
U.S. Treasury 10-Year Note March Futures	03/2021	57,216	7,900,278	912	6,258	0
$1,243	$6,327	$(171)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2021	39	$(6,098)	$6	$0	$(8)
U.S. Treasury 30-Year Bond March Futures	03/2021	3,610	(625,207)	7,102	0	(1,241)
$7,108	$0	$(1,249)
Total Futures Contracts	$8,351	$6,327	$(1,420)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.404%		$1,700	$(19)	$3	$(16)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.677%		$10,600	$(402)	$557	$155	$0	$(6)
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	1.337	EUR	3,700	(214)	112	(102)	4	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.320		$8,700	(228)	319	91	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2023	0.572		41,100	(1,891)	2,428	537	12	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.682		50,400	(221)	794	573	0	(13)
General Electric Co.	1.000	Quarterly	12/20/2024	0.764		31,000	(484)	784	300	11	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.253		29,800	602	(485)	117	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.329		22,100	463	(309)	154	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.130		41,000	(225)	591	366	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.652	EUR	16,200	44	(1,123)	(1,079)	0	(24)
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	2.780		6,300	(35)	(477)	(512)	0	(4)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.914		89,600	(14,030)	5,319	(8,711)	0	(52)
Tesco PLC	1.000	Quarterly	06/20/2022	0.238		104,500	(5,111)	6,612	1,501	0	(26)
							$(21,732)	$15,122	$(6,610)	$31	$(130)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$239,000	$(17,387)	$(5,367)	$(22,754)	$0	$(474)
CDX.IG-35 5-Year Index		(1.000)	Quarterly	12/20/2025		108,000	(2,398)	(290)	(2,688)	0	(73)
							$(19,785)	$(5,657)	$(25,442)	$0	$(547)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Crossover 34 5-Year Index		5.000%	Quarterly	12/20/2025	EUR	393,300	$31,068	$26,949	$58,017	$0	$(436)
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025		489,500	12,412	3,399	15,811	65	0
							$43,480	$30,348	$73,828	$65	$(436)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	06/16/2051	GBP	961,100	$(72,363)	$(653)	$(73,016)	$0	$(10,577)
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	448,020	0	(15)	(15)	0	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		368,800	0	(18)	(18)	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		2,557,300	(16)	(48)	(64)	1	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		712,780	0	(50)	(50)	0	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		672,000	0	(54)	(54)	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		726,800	0	(53)	(53)	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		873,100	0	(67)	(67)	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		117,100	0	(14)	(14)	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		500	0	0	0	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		95,500	0	(12)	(12)	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		139,800	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		34,358,000	6,052	47,529	53,581	0	(30)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	266,300	292	4,648	4,940	146	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$1,819,100	(41,118)	183,273	142,155	403	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	85,690,000	(4,797)	(10,663)	(15,460)	67	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		366,880,000	(19,991)	(46,201)	(66,192)	345	0
Pay	6-Month JPY-LIBOR	0.137	Semi-Annual	08/21/2026		37,600,000	0	(2,256)	(2,256)	0	(50)
Pay	6-Month JPY-LIBOR	0.134	Semi-Annual	08/21/2026		19,500,000	0	(1,136)	(1,136)	0	(26)
Pay	6-Month JPY-LIBOR	0.138	Semi-Annual	08/21/2026		19,500,000	0	(1,175)	(1,175)	0	(26)
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		39,030,000	0	(1,384)	(1,384)	0	(49)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		19,400,000	0	(654)	(654)	0	(24)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		34,400,000	0	(713)	(713)	0	(43)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		55,050,000	(25)	(924)	(949)	0	(69)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		20,653,000	0	(379)	(379)	0	(27)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		20,653,000	0	(367)	(367)	0	(26)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		10,326,000	0	(326)	(326)	0	(13)
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		25,118,000	35	(978)	(943)	0	(31)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	(12,054)	(15,840)	71	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(11,504)	(8,745)	48	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		192,648,000	7,357	47,245	54,602	0	(167)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(7,882)	(7,905)	23	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		26,060,000	(1,925)	(7,654)	(9,579)	35	0
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		852,000	8	(75)	(67)	0	(2)
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		14,131,000	0	(4,233)	(4,233)	0	(217)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		13,979,000	0	(4,092)	(4,092)	0	(215)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		75,115,000	1,831	(69,658)	(67,827)	1,204	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,890,000	0	(1,878)	(1,878)	33	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		20,820,000	1,332	(18,560)	(17,228)	361	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		5,690,000	10	(5,496)	(5,486)	99	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		68,631,600	3,368	(64,888)	(61,520)	1,200	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		38,310,000	4,139	(12,505)	(8,366)	0	(709)
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039		14,280,000	368	(3,473)	(3,105)	0	(264)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		7,310,000	0	(1,856)	(1,856)	0	(133)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		6,538,600	15,982	(5,184)	10,798	0	(206)
							$(100,511)	$(16,455)	$(116,966)	$4,036	$(12,904)
Total Swap Agreements							$(98,567)	$23,361	$(75,206)	$4,133	$(14,017)
(q)

Securities with an aggregate market value of $651,236 and cash of $62,518 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		01/2021		JPY	1,180,416		$11,350		$0		$(82)
		01/2021			$116		CZK	2,705	10		0
		01/2021			3,522		EUR	2,874	0		(11)
		01/2021			103		PLN	399	4		0
		01/2021			178		ZAR	2,798	12		0
		02/2021		NOK	722,485		$80,407		0		(3,847)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

	03/2021	PEN	20,048		5,595	56	0
BPS	01/2021	AUD	4,062		2,988	0	(144)
	01/2021	EUR	2,512,581		3,009,052	0	(60,443)
	01/2021		$107,902	CAD	138,725	1,084	0
	01/2021		17,697	EUR	14,546	74	0
	01/2021		36,892	GBP	27,334	489	0
	01/2021		35	PLN	135	1	0
	02/2021	EUR	2,512,581		$3,076,337	4,763	0
	02/2021	PEN	60,000		16,479	0	(100)
	02/2021		$1,374	DKK	8,612	40	0
	03/2021		830	IDR	11,836,335	16	0
	03/2021		5,976	INR	448,346	117	0
	03/2021		181	SGD	244	4	0
	03/2021		2,329	TWD	65,217	20	0
	04/2021	BRL	1,068,800		$194,317	0	(10,986)
BRC	01/2021	PEN	83,067		23,055	105	0
	01/2021		$1,066	CAD	1,370	11	0
	01/2021		10,615	GBP	7,792	41	0
	02/2021		231	CZK	5,150	9	0
	03/2021	JPY	66,122,037		$636,971	0	(3,977)
BSH	04/2021	BRL	3,468,000		655,068	0	(11,093)
	07/2021		1,943,000		352,343	0	(19,561)
	10/2021		5,794,000		1,019,211	0	(81,965)
CBK	01/2021	CAD	211,082		162,387	0	(3,445)
	01/2021	JPY	115,080		1,105	0	(10)
	01/2021	PEN	446,519		124,045	684	0
	01/2021		$109	CZK	2,519	8	0
	01/2021		449	MXN	9,349	20	0
	01/2021		8	PLN	31	0	0
	01/2021		315	ZAR	4,944	20	0
	02/2021	NOK	7,900		$861	0	(60)
	02/2021	PEN	52,983		14,704	64	0
	02/2021		$1,448	DKK	9,036	36	0
	03/2021	MXN	45,635		$2,234	0	(39)
	04/2021	PEN	150,000		41,785	351	0
	05/2021		135,063		37,431	169	(40)
DUB	01/2021		170,588		47,343	212	0
	03/2021		265,640		74,139	745	0
	06/2021	MXN	15,685		743	0	(32)
GLM	01/2021		$23,387	JPY	2,420,541	57	0
	01/2021		65,327	MXN	1,300,269	27	(133)
	02/2021	JPY	2,420,541		$23,393	0	(57)
	02/2021		$1,120	DKK	6,984	27	0
	02/2021		79,782	NOK	701,265	1,996	0
	02/2021		109	RUB	8,331	3	0
	03/2021	PEN	140,214		$38,854	117	0
	03/2021		$1,530	MYR	6,243	30	0
HUS	01/2021	BRL	5,100		$1,008	26	0
	01/2021	GBP	54,803		73,756	0	(1,190)
	01/2021	JPY	212,599		2,040	0	(19)
	01/2021	MXN	1,566,323		77,577	0	(989)
	01/2021	SEK	159,355		18,731	0	(638)
	01/2021		$151,010	AUD	203,731	6,064	0
	01/2021		981	BRL	5,100	0	0
	01/2021		84,030	CAD	107,622	521	0
	01/2021		29,930	EUR	24,385	8	(146)
	01/2021		88	PLN	335	2	0
	01/2021		417	ZAR	6,563	29	0
	02/2021	PEN	32,224		$8,991	87	0
	02/2021		$1,007	BRL	5,100	0	(26)
	02/2021		74	RUB	5,548	0	0
	03/2021	JPY	79,047,963		$761,273	0	(4,971)
IND	02/2021		$43	CZK	951	1	0
JPM	01/2021	AUD	68,216		$50,192	0	(2,401)
	01/2021	CAD	68,748		52,813	0	(1,197)
	01/2021		$47,007	CAD	60,119	224	0
	01/2021		3,189	EUR	2,612	2	0
	04/2021	BRL	3,230,902		$600,535	0	(20,083)
	10/2021		4,828		849	0	(69)
MYI	02/2021		$100	CZK	2,235	4	0
RBC	01/2021		39,437	MXN	782,097	0	(208)
SCX	01/2021	AUD	39,832		$29,343	0	(1,367)
	01/2021	GBP	102,955		137,622	0	(3,174)
	01/2021	HUF	84,430		276	0	(8)
	02/2021	ILS	25,446		7,410	0	(514)
SSB	01/2021	BRL	5,100		981	0	0
	01/2021	CAD	28,440		21,871	0	(472)
	01/2021	GBP	926,598		1,236,845	0	(30,321)
	01/2021		$961	BRL	5,100	21	0
	03/2021	KRW	367,809		$330	0	(8)
TOR	01/2021	CAD	170,265		131,426	0	(2,336)
	01/2021	JPY	912,447		8,747	0	(91)
	01/2021		$133,646	CAD	170,265	116	0
	02/2021	CAD	170,265		$133,659	0	(119)
UAG	01/2021	AUD	134,045		98,555	0	(4,792)
	01/2021	MXN	560,191		27,633	0	(465)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

01/2021	$739	MXN	14,928	10	0
02/2021	69	CZK	1,508	2	0
02/2021	1,725	DKK	10,773	45	0
02/2021	241	RUB	18,340	6	0
Total Forward Foreign Currency Contracts	$18,590	$(271,629)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	102,000	$11,604	$11,240
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	92,900	10,199	10,238
Total Purchased Options	$21,803	$21,478
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	$(1,710)	$(3)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0
$(3,175)	$(3)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	306,000	$(11,328)	$(11,211)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	278,700	(10,024)	(10,211)
$(21,352)	$(21,422)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	$101.563	01/07/2021	83,400	$(283)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	101.672	01/07/2021	105,900	(356)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	66,900	(209)	(66)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 03/01/2051	102.906	03/11/2021	60,700	(209)	(417)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.367	01/14/2021	155,200	(679)	(9)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2051	103.594	01/14/2021	119,000	(460)	(9)
Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	103.773	02/11/2021	43,900	(72)	(40)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	70,000	(164)	(315)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	104.000	03/11/2021	72,000	(132)	(343)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051 «	104.125	04/14/2021	72,000	(186)	(186)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	136,200	(814)	(676)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	76,700	(192)	(169)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	115,300	(279)	(260)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	20,900	(65)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.141	03/04/2021	67,300	(193)	(66)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	104.141	03/04/2021	67,300	(83)	(93)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.367	02/04/2021	30,900	(88)	(122)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.406	02/04/2021	195,600	(611)	(774)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	98.703	02/04/2021	18,700	(47)	(78)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.750	02/04/2021	42,000	(130)	(113)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051			103.750	02/04/2021			42,000	(100)		(203)
									$(5,352)		$(3,959)
Total Written Options									$(29,879)		$(25,384)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	AXA Equitable Holdings, Inc.	1.000%	Quarterly	06/20/2023	0.468%		$9,600	$(261)	$391	$130	$0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.388		10,000	23	191	214	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.388		85,000	261	1,565	1,826	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.201		10,000	102	200	302	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.669		144,900	934	1,019	1,953	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.542		127,400	(5,478)	3,167	0	(2,311)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.669		3,030	15	26	41	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.329		800	(40)	32	0	(8)
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.229	EUR	3,600	25	10	35	0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.388		$10,000	15	200	215	0
								$(4,404)	$6,801	$4,716	$(2,319)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046		$8,731	$(1,999)	$1,593	$0	$(406)
CBK	CDX.MCDX-26 5-Year Index		1.000	Quarterly	06/20/2021		61,950	95	140	235	0
GST	CDX.MCDX-26 5-Year Index		1.000	Quarterly	06/20/2021		87,000	208	123	331	0
								$(1,696)	$1,856	$566	$(406)
Total Swap Agreements								$(6,100)	$8,657	$5,282	$(2,725)
(s)

Securities with an aggregate market value of $289,068 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0		$156,037	$736,468		$892,505
Corporate Bonds & Notes
Banking & Finance					0		12,799,167	19,104		12,818,271
Industrials					0		8,309,620	0		8,309,620
Specialty Finance					0		312,602	0		312,602
Utilities					0		2,579,003	0		2,579,003
Municipal Bonds & Notes

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

California	0	90,649	0	90,649
Connecticut	0	208	0	208
Florida	0	72,915	0	72,915
Georgia	0	79,313	0	79,313
Illinois	0	10,152	0	10,152
Iowa	0	20,266	0	20,266
Massachusetts	0	6,366	0	6,366
New York	0	91,327	0	91,327
Ohio	0	4,382	0	4,382
Pennsylvania	0	9,632	0	9,632
Rhode Island	0	211	0	211
Texas	0	15,220	0	15,220
West Virginia	0	23,086	0	23,086
U.S. Government Agencies	0	19,619,324	0	19,619,324
U.S. Treasury Obligations	0	9,047,328	0	9,047,328
Non-Agency Mortgage-Backed Securities	0	7,762,346	545,739	8,308,085
Asset-Backed Securities	0	5,124,655	75,408	5,200,063
Sovereign Issues	0	4,683,214	0	4,683,214
Common Stocks
Consumer Discretionary	6	0	0	6
Preferred Securities
Banking & Finance	0	63,259	0	63,259
Utilities	0	0	617,061	617,061
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	363,549	0	363,549
Short-Term Notes	0	96,679	0	96,679
Argentina Treasury Bills	0	4,349	0	4,349
Japan Treasury Bills	0	1,406,242	0	1,406,242
U.S. Treasury Bills	0	266,582	0	266,582
$6	$73,017,683	$1,993,780	$75,011,469
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,013,657	$0	$0	$7,013,657
Total Investments	$7,013,663	$73,017,683	$1,993,780	$82,025,126
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,572,553)	$0	$(2,572,553)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,327	4,133	0	10,460
Over the counter	0	45,350	0	45,350
$6,327	$49,483	$0	$55,810
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,420)	(14,017)	0	(15,437)
Over the counter	0	(299,552)	(186)	(299,738)
$(1,420)	$(313,569)	$(186)	$(315,175)
Total Financial Derivative Instruments	$4,907	$(264,086)	$(186)	$(259,365)
Totals	$7,018,570	$70,181,044	$1,993,594	$79,193,208

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$913,542	$70,157	$(268,238)	$742	$160	$23,526	$0	$(3,421)	$736,468	$21,744
Corporate Bonds & Notes
Banking & Finance	16,936	0	0	0	0	2,168	0	0	19,104	2,168
Non-Agency Mortgage-Backed Securities	6,843	518,844	0	854	0	19,198	0	0	545,739	19,198
Asset-Backed Securities	76,414	0	(1,121)	0	2	113	0	0	75,408	77
Preferred Securities
Utilities	0	621,523	(2,353)	0	0	(2,109)	0	0	617,061	(2,109)
$1,013,735	$1,210,524	$(271,712)	$1,596	$162	$42,896	$0	$(3,421)	$1,993,780	$41,078

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2020 (Unaudited)

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(186)	$0	$0	$0	$0	$0	$(186)	$0
Totals	$1,013,735	$1,210,524	$(271,898)	$1,596	$162	$42,896	$0	$(3,421)	$1,993,594	$41,078
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$32,100	Market Based Approach	Recovery Value	100.000	—
566,408	Other Valuation Techniques(2)	—	—	—
91,536	Proxy Pricing	Base Price	99.980 - 100.000	99.993
46,424	Third Party Vendor	Broker Quote	99.438	—
Corporate Bonds & Notes
Banking & Finance	19,103	Discounted Cash Flow	Discount Rate	4.780	—
1	Other Valuation Techniques(2)	—	—	—
Non-Agency Mortgage-Backed Securities	10,351	Other Valuation Techniques(2)	—	—	—
14,114	Proxy Pricing	Base Price	$430,000.000	—
521,274	Proxy Pricing	Base Price	72.250 - 942.780	101.655
Asset-Backed Securities	75,408	Proxy Pricing	Base Price	98.390	—
Preferred Securities
Utilities	617,061	Recent Transaction	Purchase Price	$27.048	—
Financial Derivative Instruments – Liabilities
Over the counter	(186)	Other Valuation Techniques(2)	—	—	—
Total	$1,993,594
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Total Return Fund II	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.3% ¤
CORPORATE BONDS & NOTES 36.3%
BANKING & FINANCE 18.6%
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,728
4.000% due 01/15/2024	1,000	1,101
Allstate Corp. 1.450% due 12/15/2030	1,500	1,498
American Express Co. 2.500% due 07/30/2024	1,600	1,710
American Tower Corp. 3.375% due 10/15/2026	1,000	1,124
AvalonBay Communities, Inc.
2.300% due 03/01/2030	1,600	1,708
3.450% due 06/01/2025	500	557
Aviation Capital Group LLC 3.875% due 05/01/2023	1,500	1,564
Bank of America Corp.
1.015% (US0003M + 0.790%) due 03/05/2024 ~	1,200	1,209
1.197% due 10/24/2026 •	1,800	1,824
3.419% due 12/20/2028 •	1,600	1,810
4.125% due 01/22/2024	1,500	1,666
BGC Partners, Inc. 5.125% due 05/27/2021	1,500	1,517
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,605
Capital One Financial Corp. 4.250% due 04/30/2025	1,600	1,828
Citigroup, Inc.
1.248% (US0003M + 1.023%) due 06/01/2024 ~	1,600	1,619
3.200% due 10/21/2026	1,600	1,789
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,000	1,024
4.875% due 04/01/2021	1,092	1,103
Crown Castle International Corp. 5.250% due 01/15/2023	1,792	1,961
Discover Bank 4.200% due 08/08/2023	1,500	1,641
Duke Realty LP 3.250% due 06/30/2026	1,900	2,130
Empower Finance LP 1.357% due 09/17/2027	1,500	1,512
EPR Properties 4.500% due 04/01/2025	1,500	1,522
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	473
Ford Motor Credit Co. LLC
3.087% due 01/09/2023	1,700	1,733
3.336% due 03/18/2021	1,500	1,506
3.550% due 10/07/2022	1,500	1,533
Franklin Resources, Inc. 1.600% due 10/30/2030	1,500	1,494
GE Capital Funding LLC
3.450% due 05/15/2025	1,700	1,877
4.050% due 05/15/2027	1,700	1,946
Goldman Sachs Group, Inc.
0.963% (US0003M + 0.750%) due 02/23/2023 ~	1,600	1,615
1.391% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,632
3.750% due 05/22/2025	1,100	1,235
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,673
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021	1,600	1,618
Healthpeak Properties, Inc. 3.500% due 07/15/2029	1,300	1,476
Intercontinental Exchange, Inc. 2.100% due 06/15/2030	1,600	1,668
JPMorgan Chase & Co.
1.514% due 06/01/2024 •	1,600	1,643
2.182% due 06/01/2028 •	1,800	1,912
3.797% due 07/23/2024 •	1,500	1,629
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,684

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

Kimco Realty Corp. 2.700% due 03/01/2024	1,800	1,902
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	2,038
3.750% due 06/15/2024	1,750	1,908
3.950% due 03/15/2029	500	587
Morgan Stanley
1.615% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,427
3.125% due 07/27/2026	1,100	1,233
3.875% due 01/27/2026	1,600	1,836
National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,656
New York Life Global Funding 1.200% due 08/07/2030	1,700	1,650
Nissan Motor Acceptance Corp.
1.114% (US0003M + 0.890%) due 01/13/2022 ~	1,700	1,697
2.650% due 07/13/2022	900	921
Nuveen Finance LLC 4.125% due 11/01/2024	550	620
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,972
4.750% due 01/15/2028	1,200	1,369
Physicians Realty LP 4.300% due 03/15/2027	900	995
Public Storage
2.370% due 09/15/2022	200	207
3.094% due 09/15/2027	1,600	1,790
Raymond James Financial, Inc. 3.625% due 09/15/2026	2,200	2,526
Realty Income Corp.
3.650% due 01/15/2028	700	799
3.875% due 04/15/2025	1,300	1,465
Sabra Health Care LP 4.800% due 06/01/2024	1,400	1,503
Santander Holdings USA, Inc. 3.450% due 06/02/2025	1,600	1,751
SBA Tower Trust 1.884% due 07/15/2050	1,400	1,445
Service Properties Trust 4.375% due 02/15/2030	1,600	1,563
Simon Property Group LP 2.750% due 06/01/2023	1,300	1,367
STORE Capital Corp. 4.500% due 03/15/2028	300	342
Synchrony Bank 3.650% due 05/24/2021	1,900	1,919
Synchrony Financial 2.850% due 07/25/2022	1,100	1,136
UDR, Inc. 3.500% due 01/15/2028	1,600	1,796
VEREIT Operating Partnership LP
3.950% due 08/15/2027	1,400	1,589
4.875% due 06/01/2026	1,000	1,173
Washington Prime Group LP 6.450% due 08/15/2024	1,700	1,025
Wells Fargo & Co.
2.164% due 02/11/2026 •	1,900	1,999
2.393% due 06/02/2028 •	1,600	1,704
3.000% due 02/19/2025	300	326
3.000% due 04/22/2026	500	551
3.550% due 09/29/2025	1,400	1,573
WP Carey, Inc. 4.250% due 10/01/2026	1,780	2,051
		118,508
INDUSTRIALS 13.2%
AbbVie, Inc.
3.200% due 11/06/2022	900	943
5.000% due 12/15/2021	1,700	1,755
American Airlines Pass-Through Trust
3.000% due 04/15/2030	986	969
3.150% due 08/15/2033	2,027	1,995
3.500% due 08/15/2033	483	424
4.000% due 01/15/2027	163	139
Anheuser-Busch InBev Worldwide, Inc. 4.350% due 06/01/2040	1,400	1,720
Arrow Electronics, Inc. 3.250% due 09/08/2024	1,200	1,299
AutoNation, Inc. 3.350% due 01/15/2021	1,300	1,301
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	1,500	1,678
Bayer U.S. Finance LLC 3.500% due 06/25/2021	1,500	1,518

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

Boston Scientific Corp. 2.650% due 06/01/2030	1,800	1,933
British Airways Pass-Through Trust 3.350% due 12/15/2030	1,237	1,176
Broadcom, Inc.
4.110% due 09/15/2028	1,368	1,568
5.000% due 04/15/2030	1,400	1,703
Conagra Brands, Inc. 4.300% due 05/01/2024	1,300	1,455
Continental Resources, Inc. 5.000% due 09/15/2022	825	827
CVS Health Corp. 4.750% due 12/01/2022	500	535
D.R. Horton, Inc. 4.375% due 09/15/2022	1,500	1,583
Daimler Finance North America LLC 2.550% due 08/15/2022	1,700	1,759
Dell International LLC
5.450% due 06/15/2023	1,600	1,770
6.020% due 06/15/2026	900	1,099
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	440	451
Entergy Louisiana LLC 5.400% due 11/01/2024	1,500	1,767
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021	1,100	1,103
General Motors Co. 6.125% due 10/01/2025 (d)	1,700	2,063
Hackensack Meridian Health, Inc. 2.675% due 09/01/2041	1,800	1,822
Huntsman International LLC 5.125% due 11/15/2022	1,300	1,390
Hyundai Capital America 1.150% due 11/10/2022	1,500	1,502
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	2,466
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	1,500	1,562
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,541	1,547
Johnson & Johnson 0.950% due 09/01/2027	1,600	1,608
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,400	1,448
Microchip Technology, Inc. 3.922% due 06/01/2021	1,700	1,724
Micron Technology, Inc. 4.640% due 02/06/2024	1,200	1,337
NetApp, Inc. 2.375% due 06/22/2027	1,400	1,498
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	2,075
Oracle Corp.
2.500% due 04/01/2025	1,300	1,397
3.850% due 04/01/2060	1,300	1,599
Owens Corning
3.400% due 08/15/2026	1,600	1,769
4.200% due 12/01/2024	1,500	1,669
PayPal Holdings, Inc. 2.300% due 06/01/2030	1,500	1,608
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	1,400	1,493
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,300	1,282
Rockefeller Foundation 2.492% due 10/01/2050	1,500	1,564
S&P Global, Inc. 1.250% due 08/15/2030	1,600	1,578
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,100	1,080
4.600% due 06/15/2028	1,000	991
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	244	246
5.152% due 09/20/2029	900	1,044
T-Mobile USA, Inc. 3.750% due 04/15/2027	1,300	1,482
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	674	675
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,178	1,197
4.150% due 02/25/2033	1,125	1,179
Volkswagen Group of America Finance LLC
2.700% due 09/26/2022	1,400	1,452
3.350% due 05/13/2025	1,400	1,540
Walt Disney Co. 2.650% due 01/13/2031	1,000	1,097

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

WK Kellogg Foundation Trust 2.443% due 10/01/2050	1,500	1,534
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,570
		83,558
UTILITIES 4.5%
Alabama Power Co. 1.450% due 09/15/2030	1,100	1,107
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,512
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,716
AT&T, Inc. 2.750% due 06/01/2031	1,800	1,925
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,636
3.800% due 06/01/2029	1,600	1,837
Boston Gas Co. 3.001% due 08/01/2029	1,400	1,547
Enable Midstream Partners LP 4.950% due 05/15/2028	1,600	1,655
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,612
Interstate Power & Light Co. 3.250% due 12/01/2024	1,400	1,535
LG&E & KU Energy LLC 4.375% due 10/01/2021	1,000	1,019
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,504
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,400	1,436
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	1,185
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,710
San Diego Gas & Electric Co. 3.600% due 09/01/2023	1,300	1,399
Sempra Energy 4.050% due 12/01/2023	1,100	1,206
Tampa Electric Co. 2.600% due 09/15/2022	1,300	1,340
Verizon Communications, Inc. 3.376% due 02/15/2025	1,700	1,888
		28,769
Total Corporate Bonds & Notes (Cost $219,376)		230,835
MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.5%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	1,500	1,502
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,583
		3,085
ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	30	32
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,407
		1,439
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	320	325
MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010 4.200% due 12/01/2021	50	52
NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 2.551% due 06/15/2023	500	520
NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,400	1,419

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 1.115% (US0003M + 0.900%) due 07/25/2029 ~	549	550
TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 2.046% due 11/01/2029	1,200	1,241
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	1,005
Total Municipal Bonds & Notes (Cost $9,115)		9,636
U.S. GOVERNMENT AGENCIES 37.5%
Fannie Mae
0.210% due 12/25/2036 •	76	75
0.575% due 10/25/2022 •	2	2
0.598% due 05/25/2023 •	3	3
1.944% due 07/01/2044 •	60	61
2.217% due 09/01/2035 •	14	15
2.310% due 08/01/2022	487	496
2.742% due 05/25/2035 ~	45	45
2.840% due 05/01/2038 •	528	556
3.295% due 01/01/2035 •	91	95
3.763% due 04/01/2041 •	7	7
5.180% due 12/25/2042 ~	210	232
6.500% due 06/25/2044	58	68
Freddie Mac
0.650% due 10/22/2025	6,100	6,102
0.800% due 10/28/2026	6,100	6,103
0.909% due 08/15/2036 •	567	579
1.944% due 02/25/2045 •	81	81
2.417% due 12/01/2022 •	25	25
3.210% due 07/01/2030 •	8	8
4.000% due 04/01/2024 - 04/01/2048	1,510	1,639
4.500% due 02/01/2029 - 12/01/2040	482	536
5.000% due 12/01/2039 - 07/01/2040	59	69
5.500% due 12/01/2036 - 07/01/2039	566	664
6.000% due 11/01/2029 - 09/01/2038	1,836	2,170
7.000% due 07/15/2022	32	33
7.500% due 01/15/2023	99	103
8.000% due 11/01/2025 - 06/15/2030	155	187
Ginnie Mae
0.600% due 06/20/2065 - 02/20/2067 •	3,607	3,613
0.655% due 10/20/2062 •	2,512	2,522
0.740% due 07/20/2065 - 10/20/2065 •	4,171	4,198
0.790% due 11/20/2065 •	686	689
0.890% due 08/20/2066 •	1,580	1,600
0.940% due 05/20/2066 - 07/20/2066 •	5,179	5,251
0.962% due 07/20/2062 ~	1,894	1,893
1.040% due 04/20/2066 •	506	515
1.060% due 07/20/2065 •	2,782	2,829
1.080% due 11/20/2067 •	1,623	1,654
2.250% (H15T1Y + 1.500%) due 09/20/2024 - 09/20/2025 ~	49	50
2.250% due 07/20/2027 - 07/20/2030 •	175	178
2.875% (H15T1Y + 1.500%) due 06/20/2023 ~	16	16
2.875% due 05/20/2027 - 06/20/2027 •	51	53
3.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	89	91
3.000% due 02/20/2027 •	23	23
3.125% due 12/20/2029 •	93	96
4.000% due 09/15/2049 - 02/15/2050	1,852	1,964
4.500% due 04/20/2048 - 01/20/2049	6,576	7,119
5.000% due 07/15/2034 - 11/20/2049	11,195	12,331
7.500% due 03/15/2024 - 09/15/2025	1	0
8.000% due 01/15/2022 - 08/15/2024	2	2
Ginnie Mae, TBA
3.000% due 03/01/2051	800	837
3.500% due 02/01/2051	1,700	1,801
4.500% due 01/01/2051	24,700	26,451
Uniform Mortgage-Backed Security
3.500% due 06/01/2024 - 10/01/2049	29,698	31,473
4.000% due 08/01/2025 - 06/01/2049	1,839	1,977
4.000% due 10/01/2047	88	94
4.500% due 05/01/2023 - 10/01/2042	1,939	2,161
5.500% due 01/01/2025 - 02/01/2040	1,597	1,853
5.500% due 05/01/2028	12	14
6.000% due 04/01/2023 - 01/01/2039	1,450	1,717
6.500% due 11/01/2021 - 10/01/2037	10	12
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2051 - 03/01/2051	33,000	34,161
2.500% due 03/01/2051	20,800	21,855
3.000% due 01/01/2051 - 02/01/2051	38,200	40,026

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

3.500% due 02/01/2051	7,000	7,409
Total U.S. Government Agencies (Cost $236,236)		238,482
U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds
1.375% due 11/15/2040	19,900	19,647
1.375% due 08/15/2050	10,100	9,440
1.625% due 11/15/2050	8,400	8,352
2.000% due 02/15/2050	1,000	1,084
2.500% due 02/15/2045	900	1,072
2.750% due 11/15/2042	700	866
2.875% due 05/15/2043	1,800	2,272
2.875% due 08/15/2045	500	635
2.875% due 05/15/2049	700	902
3.000% due 05/15/2042	400	514
3.000% due 05/15/2045	15,700	20,338
3.125% due 02/15/2043	2,400	3,143
3.125% due 08/15/2044	1,200	1,580
3.375% due 05/15/2044	500	683
3.625% due 08/15/2043	2,100	2,962
3.625% due 02/15/2044	1,500	2,121
3.750% due 11/15/2043	1,300	1,868
U.S. Treasury Notes
0.875% due 11/15/2030	2,700	2,690
Total U.S. Treasury Obligations (Cost $76,829)		80,169
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
American Home Mortgage Investment Trust 2.257% due 02/25/2045 •	130	131
Ashford Hospitality Trust 1.159% due 06/15/2035 •	1,800	1,751
Banc of America Funding Trust 3.506% due 05/25/2035 ~	197	202
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	5,021
Bear Stearns Adjustable Rate Mortgage Trust
2.878% due 01/25/2035 ~	688	712
3.587% due 02/25/2036 ^~	172	166
3.637% due 04/25/2033 ~	56	59
Bear Stearns ALT-A Trust
3.152% due 09/25/2035 ^~	130	103
3.369% due 05/25/2035 ~	787	791
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.378% due 10/25/2035 •	339	332
Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •	52	53
3.258% due 04/25/2066 ~	1,216	1,244
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •	406	413
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•	118	104
2.806% due 02/20/2035 ~	3	3
Credit Suisse First Boston Mortgage Securities Corp.
3.291% due 09/25/2033 ~	990	1,002
5.005% due 06/25/2032 ~	41	42
GS Mortgage Securities Trust
1.932% due 11/10/2045 ~(a)	816	22
3.621% due 10/10/2035	1,400	1,520
HomeBanc Mortgage Trust 0.648% due 03/25/2035 •	1,782	1,606
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	4	4
IndyMac Mortgage Loan Trust 3.064% due 11/25/2035 ^~	763	720
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	2,784	2,957
JPMorgan Chase Commercial Mortgage Securities Trust
1.159% due 06/15/2032 •	1,098	1,084
1.609% due 12/15/2031 •	1,700	1,667
2.410% due 06/15/2035 •	1,454	1,385
JPMorgan Mortgage Trust 2.588% due 07/25/2035 ~	206	211
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,581
MFA Trust 1.479% due 03/25/2065 ~	1,761	1,775
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	1,668	1,774
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,402
3.446% due 07/13/2029 ~	2,000	2,015
Morgan Stanley Mortgage Loan Trust 2.201% due 06/25/2036 ~	1,588	1,641

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

Nomura Resecuritization Trust 0.350% due 12/26/2035 •	76	76
One New York Plaza Trust 1.109% due 01/15/2026 •	1,500	1,506
Prime Mortgage Trust 0.548% due 02/25/2034 •	52	50
RBSSP Resecuritization Trust 2.145% due 12/25/2035 ~	290	291
Residential Funding Mortgage Securities, Inc. Trust 4.567% due 02/25/2036 ^~	122	109
Sequoia Mortgage Trust 0.792% due 04/19/2027 •	298	292
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	1,241	1,251
Structured Asset Mortgage Investments Trust 0.812% due 09/19/2032 •	56	55
Tharaldson Hotel Portfolio Trust 0.903% due 11/11/2034 •	810	788
WaMu Mortgage Pass-Through Certificates Trust 0.728% due 10/25/2045 •	160	157
Total Non-Agency Mortgage-Backed Securities (Cost $37,992)		39,068
ASSET-BACKED SECURITIES 2.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.823% due 01/25/2036 •	836	837
Asset-Backed Securities Corp. Home Equity Loan Trust 1.404% due 08/15/2033 •	1,732	1,740
B2R Mortgage Trust 2.567% due 06/15/2049	862	862
EMC Mortgage Loan Trust 0.888% due 05/25/2040 •	369	364
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	1,300	1,340
Fremont Home Loan Trust 0.208% due 01/25/2037 •	47	27
Home Equity Asset Trust 1.048% due 11/25/2034 •	534	535
MASTR Asset-Backed Securities Trust 0.838% due 03/25/2035 •	2,833	2,835
Morgan Stanley IXIS Real Estate Capital Trust 0.198% due 11/25/2036 •	14	6
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	893	901
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.393% due 01/25/2036 •	529	530
Residential Asset Securities Corp. Trust
0.568% due 06/25/2036 •	1,274	1,272
0.688% due 04/25/2036 •	170	170
Securitized Asset-Backed Receivables LLC Trust 0.208% due 12/25/2036 ^•	626	202
SLM Student Loan Trust 0.365% due 10/25/2029 •	671	665
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	357	361
Structured Asset Investment Loan Trust
1.048% due 09/25/2034 •	219	210
1.273% due 07/25/2033 •	1,101	1,103
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	3,154	3,334
3.000% due 11/25/2059 ~	1,038	1,050
Total Asset-Backed Securities (Cost $17,942)		18,344
SHORT-TERM INSTRUMENTS 13.3%
REPURCHASE AGREEMENTS (e) 9.1%		57,696
U.S. TREASURY BILLS 4.2%
0.097% due 01/19/2021 - 01/28/2021 (b)(c)	26,800	26,799

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $84,494)		84,495
Total Investments in Securities (Cost $681,984)		701,029
	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short Asset Portfolio	3,065,367	30,730
PIMCO Short-Term Floating NAV Portfolio III	3,213,141	31,685
Total Short-Term Instruments (Cost $62,329)		62,415
Total Investments in Affiliates (Cost $62,329)		62,415
Total Investments 120.1% (Cost $744,313)		$763,444
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $101)		14
Other Assets and Liabilities, net (20.1)%		(127,865)
Net Assets 100.0%		$635,593

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
General Motors Co.	6.125%	10/01/2025	05/07/2020	$1,699	$2,063	0.32%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	12/31/2020	01/04/2021	$596	U.S. Treasury Bills 0.000% due 12/30/2021	$(608)	$596	$596
RDR	0.070	12/31/2020	01/04/2021	57,100	U.S. Treasury Notes 2.125% - 2.875% due 05/15/2022 - 04/30/2025	(58,322)	57,100	57,100
Total Repurchase Agreements	$(58,930)	$57,696	$57,696
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.8)%
Ginnie Mae, TBA	5.000%	01/01/2051	$500	$(546)	$(546)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	8,000	(8,545)	(8,556)
Uniform Mortgage-Backed Security, TBA	6.000	01/01/2051	2,200	(2,485)	(2,472)
Total Short Sales (1.8)%	$(11,576)	$(11,574)
(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(1,210) at a weighted average interest rate of 1.488%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	10	$1,262	$1	$1	$0
U.S. Treasury 10-Year Note March Futures	03/2021	533	73,596	83	58	0
$84	$59	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	03/2021	51	$(8,833)	$113	$0	$(18)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

Total Futures Contracts	$197	$59	$(18)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.436%	$1,100	$18	$(9)	$9	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$5,900	$119	$28	$147	$4	$0
Total Swap Agreements	$137	$19	$156	$4	$0
Cash of $2,242 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2051	$103.773	02/11/2021	2,800	$(4)	$(3)
Put - OTC Ginnie Mae, TBA 2.500% due 03/01/2051	103.578	03/11/2021	1,400	(3)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 02/01/2051	99.688	02/04/2021	2,500	(15)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.188	02/04/2021	2,700	(7)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2051	102.266	02/04/2021	1,100	(3)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 03/01/2051	102.125	03/04/2021	1,200	(4)	(1)
Total Written Options	$(36)	$(31)
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$118,508	$0	$118,508
Industrials	0	83,558	0	83,558
Utilities	0	28,769	0	28,769
Municipal Bonds & Notes
California	0	3,085	0	3,085
Illinois	0	1,439	0	1,439
Iowa	0	325	0	325
Massachusetts	0	52	0	52

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2020 (Unaudited)

New Jersey	0	520	0	520
New York	0	1,419	0	1,419
Pennsylvania	0	550	0	550
Texas	0	1,241	0	1,241
West Virginia	0	1,005	0	1,005
U.S. Government Agencies	0	238,482	0	238,482
U.S. Treasury Obligations	0	80,169	0	80,169
Non-Agency Mortgage-Backed Securities	0	39,068	0	39,068
Asset-Backed Securities	0	18,344	0	18,344
Short-Term Instruments
Repurchase Agreements	0	57,696	0	57,696
U.S. Treasury Bills	0	26,799	0	26,799
	$0	$701,029	$0	$701,029
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,415	$0	$0	$62,415
Total Investments	$62,415	$701,029	$0	$763,444
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,574)	$0	$(11,574)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$59	$4	$0	$63
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	0	0	(18)
Over the counter	0	(31)	0	(31)
	$(18)	$(31)	$0	$(49)
Total Financial Derivative Instruments	$41	$(27)	$0	$14
Totals	$62,456	$689,428	$0	$751,884

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Schedule of Investments PIMCO Total Return Fund IV	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.4% ¤
CORPORATE BONDS & NOTES 38.5%
BANKING & FINANCE 21.3%
Agree LP 2.900% due 10/01/2030	$1,100	$1,170
AIA Group Ltd. 3.125% due 03/13/2023	3,000	3,148
Aircastle Ltd. 5.125% due 03/15/2021	800	806
Allstate Corp. 1.450% due 12/15/2030	1,100	1,098
Aon Corp. 2.800% due 05/15/2030	1,100	1,201
Banco Santander S.A. 3.848% due 04/12/2023	1,400	1,505
Bank of America Corp. 1.197% due 10/24/2026 •	1,400	1,419
Barclays Bank PLC 10.179% due 06/12/2021	2,000	2,080
Barclays PLC 3.684% due 01/10/2023	1,400	1,443
BGC Partners, Inc. 5.125% due 05/27/2021	2,600	2,630
BNP Paribas S.A. 3.500% due 03/01/2023	1,400	1,491
Boston Properties LP 2.750% due 10/01/2026	1,100	1,201
BPCE S.A. 4.000% due 09/12/2023	1,400	1,524
Brandywine Operating Partnership LP 3.950% due 02/15/2023	900	938
Camden Property Trust 3.500% due 09/15/2024	1,300	1,413
Cantor Fitzgerald LP 6.500% due 06/17/2022	3,500	3,783
Capital One Financial Corp. 4.250% due 04/30/2025	1,400	1,599
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	1,200	1,320
Citigroup, Inc. 1.488% (US0003M + 1.250%) due 07/01/2026 ~	1,000	1,017
Cooperatieve Rabobank UA 2.625% due 07/22/2024	1,100	1,177
Credit Suisse Group AG
2.997% due 12/14/2023 •	1,400	1,465
3.800% due 06/09/2023	1,400	1,509
4.207% due 06/12/2024 •	2,500	2,710
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	2,800	2,891
Danske Bank A/S 1.621% due 09/11/2026 •	1,200	1,207
Deutsche Bank AG
3.300% due 11/16/2022	2,900	3,026
3.950% due 02/27/2023	200	213
3.961% due 11/26/2025 •	2,800	3,062
EPR Properties 4.500% due 04/01/2025	1,400	1,421
Fidelity National Financial, Inc. 5.500% due 09/01/2022	1,000	1,078
Ford Motor Credit Co. LLC
1.456% (US0003M + 1.235%) due 02/15/2023 ~	3,000	2,896
3.200% due 01/15/2021	200	200
3.360% (US0003M + 3.140%) due 01/07/2022 ~	2,600	2,618
GE Capital Funding LLC
3.450% due 05/15/2025	1,300	1,436
4.050% due 05/15/2027	1,300	1,488
Globe Life, Inc. 2.150% due 08/15/2030	1,000	1,018
Goldman Sachs Group, Inc. 1.972% (US0003M + 1.750%) due 10/28/2027 ~	900	947
Guardian Life Global Funding 1.250% due 11/19/2027	1,100	1,101

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

Host Hotels & Resorts LP 3.875% due 04/01/2024		2,900	3,068
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,100	1,285
JPMorgan Chase & Co. 3.797% due 07/23/2024 •		2,300	2,497
Kimco Realty Corp. 2.700% due 03/01/2024		1,200	1,268
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,269
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	1,500	1,270
Mizuho Financial Group, Inc.
1.211% (US0003M + 0.990%) due 07/10/2024 ~		$1,100	1,112
2.555% due 09/13/2025 •		1,200	1,269
Morgan Stanley
3.125% due 07/27/2026		1,700	1,905
3.875% due 01/27/2026		1,900	2,180
National Retail Properties, Inc. 2.500% due 04/15/2030		1,300	1,341
Nationwide Building Society 3.766% due 03/08/2024 •		1,400	1,491
Natwest Group PLC 4.519% due 06/25/2024 •		400	437
New York Life Global Funding 1.200% due 08/07/2030		1,200	1,165
Nissan Motor Acceptance Corp. 2.600% due 09/28/2022		1,200	1,232
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		1,400	1,515
5.250% due 01/15/2026		1,400	1,602
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	1,231
Realty Income Corp. 3.875% due 04/15/2025		2,300	2,593
Santander Holdings USA, Inc. 3.400% due 01/18/2023		2,300	2,416
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		1,700	1,746
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,488
Washington Prime Group LP 6.450% due 08/15/2024		2,900	1,748
Wells Fargo & Co. 3.550% due 09/29/2025		1,300	1,461
			100,838
INDUSTRIALS 11.8%
AbbVie, Inc.
2.600% due 11/21/2024		1,100	1,180
2.950% due 11/21/2026		1,400	1,550
3.450% due 03/15/2022		2,300	2,373
Air Canada Pass-Through Trust 5.375% due 11/15/2022		508	510
American Airlines Pass-Through Trust
3.200% due 12/15/2029		971	951
3.500% due 08/15/2033		1,255	1,102
Anheuser-Busch InBev Worldwide, Inc. 4.350% due 06/01/2040		1,100	1,351
Bayer U.S. Finance LLC 1.227% (US0003M + 1.010%) due 12/15/2023 ~		800	809
Canadian Pacific Railway Co. 4.500% due 01/15/2022		1,000	1,042
Charter Communications Operating LLC 4.464% due 07/23/2022		2,300	2,425
Chevron Corp. 1.554% due 05/11/2025		1,100	1,143
Daimler Finance North America LLC
1.093% (US0003M + 0.880%) due 02/22/2022 ~		3,100	3,123
2.550% due 08/15/2022		1,200	1,241
Danone S.A. 2.589% due 11/02/2023		1,700	1,791
Dell International LLC 5.450% due 06/15/2023		1,400	1,549
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,164	1,166
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		1,100	1,178
ERAC USA Finance LLC 2.600% due 12/01/2021		800	814
Expedia Group, Inc. 3.250% due 02/15/2030		1,100	1,146
GATX Corp. 4.850% due 06/01/2021		900	916

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

Imperial Brands Finance PLC 3.125% due 07/26/2024		1,500	1,608
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,600	1,879
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,445	1,450
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		700	761
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		3,214	3,005
Motorola Solutions, Inc. 2.300% due 11/15/2030		1,200	1,224
Nutrition & Biosciences, Inc. 2.300% due 11/01/2030		1,200	1,236
Occidental Petroleum Corp. 2.900% due 08/15/2024		900	868
Odebrecht Oil & Gas Finance Ltd. 0.000% due 02/01/2021 (c)(e)		937	6
Owens Corning 4.200% due 12/01/2024		800	890
PayPal Holdings, Inc. 2.850% due 10/01/2029		1,200	1,335
Rockefeller Foundation 2.492% due 10/01/2050		1,100	1,147
Smith & Nephew PLC 2.032% due 10/14/2030		1,100	1,121
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		1,100	1,090
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,876	1,791
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		356	360
Suntory Holdings Ltd. 2.550% due 06/28/2022		900	925
United Airlines Pass-Through Trust 2.700% due 11/01/2033		1,182	1,146
Volkswagen Group of America Finance LLC 1.098% (US0003M + 0.860%) due 09/24/2021 ~		1,200	1,206
Volkswagen International Finance NV 1.037% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	1,600	2,028
Walt Disney Co. 2.650% due 01/13/2031		$900	987
Wynn Las Vegas LLC 5.500% due 03/01/2025		2,400	2,512
			55,935
UTILITIES 5.4%
Ameren Corp. 2.500% due 09/15/2024		1,100	1,173
AT&T, Inc. 2.750% due 06/01/2031		1,300	1,390
Atmos Energy Corp. 1.500% due 01/15/2031		1,400	1,401
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,326
Enel Finance International NV 4.250% due 09/14/2023		1,100	1,204
Entergy Arkansas LLC 3.050% due 06/01/2023		1,400	1,477
Entergy Corp. 2.950% due 09/01/2026		2,700	2,978
Monongahela Power Co. 3.550% due 05/15/2027		2,800	3,032
New York State Electric & Gas Corp. 1.950% due 10/01/2030		1,200	1,203
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		1,300	1,364
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		116	111
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,362	357
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		279	264
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		2,072	290
Rio Oil Finance Trust
9.250% due 07/06/2024		488	541
9.750% due 01/06/2027		2,742	3,181
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,200	1,215
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,653

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

Verizon Communications, Inc. 3.376% due 02/15/2025	1,414	1,571
		25,731
Total Corporate Bonds & Notes (Cost $176,363)		182,504
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.5%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.450% due 01/01/2050	1,200	1,201
Los Angeles Community College District, California General Obligation Notes, Series 2020 1.606% due 08/01/2028	1,100	1,142
		2,343
NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,100	1,115
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	1,005
Total Municipal Bonds & Notes (Cost $4,400)		4,463
U.S. GOVERNMENT AGENCIES 32.8%
Fannie Mae
2.310% due 08/01/2022	97	99
2.840% due 05/01/2038 •	900	948
2.996% due 01/01/2036 •	1,649	1,738
3.000% due 10/25/2040	1,075	1,155
4.002% due 02/25/2033 •	4,631	5,045
Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	592	685
5.500% due 04/01/2038	162	191
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	3,500	3,343
0.505% due 05/20/2047 •	1,111	1,114
0.590% due 04/20/2065 •	576	577
0.600% due 02/20/2067 •	2,150	2,154
0.610% due 06/20/2067 •	312	312
0.760% due 09/20/2065 •	2,152	2,169
0.890% due 08/20/2066 - 08/20/2067 •	4,636	4,694
0.940% due 05/20/2066 - 06/20/2066 •	5,299	5,374
1.586% due 06/20/2067 •	3,236	3,302
3.000% due 11/15/2049	1,480	1,542
4.000% due 09/15/2049	1,903	2,017
5.000% due 05/15/2047 - 09/15/2047	243	271
Ginnie Mae, TBA
3.000% due 03/01/2051	1,100	1,151
4.500% due 01/01/2051	7,900	8,460
Uniform Mortgage-Backed Security
3.000% due 06/01/2029	59	63
3.500% due 03/01/2048	188	199
4.000% due 11/01/2047	6,287	6,753
4.500% due 02/01/2031 - 08/01/2042	661	732
5.500% due 02/01/2036 - 05/01/2036	60	70
Uniform Mortgage-Backed Security, TBA
2.000% due 03/01/2051	30,900	31,988
2.500% due 03/01/2051	29,300	30,786
3.000% due 01/01/2051	26,400	27,658
3.500% due 02/01/2051	10,314	10,917
Total U.S. Government Agencies (Cost $153,729)		155,507
U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	8,300	8,194
1.375% due 08/15/2050	8,000	7,478
1.625% due 11/15/2050	200	199
2.500% due 02/15/2045	8,000	9,525
2.750% due 08/15/2042 (j)	400	495
2.875% due 05/15/2049	9,200	11,857
3.125% due 02/15/2043 (h)(j)	1,930	2,528
3.125% due 08/15/2044	4,700	6,189
3.375% due 05/15/2044	10,400	14,201
3.750% due 11/15/2043 (h)(j)	2,500	3,593
U.S. Treasury Notes
0.875% due 11/15/2030	2,200	2,192
2.000% due 08/31/2021 (j)	100	101

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

Total U.S. Treasury Obligations (Cost $57,736)			66,552
NON-AGENCY MORTGAGE-BACKED SECURITIES 19.3%
Adjustable Rate Mortgage Trust 0.648% due 10/25/2035 •		338	338
Alba PLC 0.207% due 03/17/2039 •	GBP	3,116	4,092
Ashford Hospitality Trust 1.159% due 06/15/2035 •		$3,000	2,918
Banc of America Funding Trust 3.506% due 05/25/2035 ~		1,003	1,030
Banc of America Mortgage Trust 6.500% due 10/25/2031		7	8
Bear Stearns Adjustable Rate Mortgage Trust 3.007% due 02/25/2033 ~		26	26
CD Mortgage Trust 3.348% due 11/10/2049		2,300	2,502
Chase Mortgage Finance Trust 3.501% due 02/25/2037 ~		13	14
Credit Suisse First Boston Mortgage Securities Corp. 3.291% due 09/25/2033 ~		3	3
Eurohome UK Mortgages PLC 0.193% due 06/15/2044 •	GBP	2,005	2,671
Eurosail PLC
0.991% (BP0003M + 0.950%) due 06/13/2045 ~		5,852	7,937
0.991% due 06/13/2045 •		3,569	4,860
FirstMac Mortgage Funding Trust
1.070% due 03/08/2049 •	AUD	1,655	1,273
1.320% due 03/08/2049 •		1,500	1,161
Great Hall Mortgages PLC 0.366% due 06/18/2039 •		$1,678	1,636
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		3,500	3,780
GSR Mortgage Loan Trust 2.636% due 01/25/2035 ~		358	345
Hawksmoor Mortgages 1.104% due 05/25/2053 •	GBP	3,890	5,328
HomeBanc Mortgage Trust 0.648% due 03/25/2035 •		$455	410
Impac CMB Trust 0.928% due 10/25/2034 •		1,852	1,854
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		3,500	3,764
JPMorgan Chase Commercial Mortgage Securities Trust 1.159% due 06/15/2032 •		1,585	1,566
Landmark Mortgage Securities PLC 0.328% due 04/17/2044 •	GBP	318	415
Ludgate Funding PLC 0.232% due 12/01/2060 •		2,448	3,219
Mansard Mortgages PLC 0.226% due 04/15/2047 •		719	942
MASTR Adjustable Rate Mortgages Trust 3.176% due 11/21/2034 ~		$668	685
Merrill Lynch Mortgage Investors Trust
0.648% due 11/25/2035 •		219	212
0.934% due 01/25/2029 •		126	128
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,742	6,091
Morgan Stanley Capital Trust
3.402% due 07/13/2029 ~		3,300	3,325
3.436% due 12/15/2049		2,200	2,402
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	4,480	5,269
Structured Adjustable Rate Mortgage Loan Trust 2.780% due 09/25/2034 ~		$1,678	1,725
Tharaldson Hotel Portfolio Trust 0.903% due 11/11/2034 •		2,430	2,364
Towd Point Mortgage Funding PLC 1.073% due 10/20/2051 •	GBP	1,454	1,996
Trinity Square PLC 1.196% due 07/15/2051 •		1,493	2,044
WaMu Mortgage Pass-Through Certificates Trust
0.688% due 07/25/2045 •		$137	129
0.728% due 10/25/2045 •		2,806	2,757
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,790
3.486% due 12/15/2059		4,800	5,216
Total Non-Agency Mortgage-Backed Securities (Cost $89,745)			91,225
ASSET-BACKED SECURITIES 2.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.823% due 01/25/2036 •		683	683
Countrywide Asset-Backed Certificates Trust, Inc. 0.688% due 12/25/2034 •		2,210	2,133

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		669	673
Delta Funding Home Equity Loan Trust 7.030% due 08/15/2030		10	10
Driver Australia Trust 1.392% due 07/21/2026	AUD	1,303	1,004
Merrill Lynch Mortgage Investors Trust 0.943% due 09/25/2035 •		$826	825
SLM Student Loan Trust 0.335% due 01/25/2027 •		830	825
SoFi Professional Loan Program LLC 1.098% due 01/25/2039 •		527	530
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		2,588	2,736
Wells Fargo Home Equity Asset-Backed Securities Trust 1.148% due 10/25/2034 •		1,125	1,110
Total Asset-Backed Securities (Cost $10,261)			10,529
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
5.940% due 02/12/2029	PEN	5,000	1,723
6.350% due 08/12/2028		5,000	1,756
8.200% due 08/12/2026		1,000	375
Province of Quebec 6.350% due 01/30/2026		$600	761
Total Sovereign Issues (Cost $4,395)			4,615
		SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Depository Trust & Clearing Corp. 3.384% due 03/15/2021 ~(e)		4,250,000	4,091
Total Preferred Securities (Cost $4,250)			4,091
SHORT-TERM INSTRUMENTS 7.7%
REPURCHASE AGREEMENTS (f) 5.7%			27,210
		PRINCIPAL AMOUNT (000s)
JAPAN TREASURY BILLS 2.0%
(0.087)% due 03/22/2021 (c)(d)	JPY	970,000	9,396
Total Short-Term Instruments (Cost $36,535)			36,606
Total Investments in Securities (Cost $537,415)			556,092
		SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III		2,388,683	23,555
Total Short-Term Instruments (Cost $23,552)			23,555
Total Investments in Affiliates (Cost $23,552)			23,555
Total Investments 122.4% (Cost $560,966)			$579,647
Financial Derivative Instruments (g)(i) (0.3)%(Cost or Premiums, net $(1,386))			(1,343)
Other Assets and Liabilities, net (22.1)%			(104,854)
Net Assets 100.0%			$473,450

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal only security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.090%	12/31/2020	01/04/2021	$26,000	U.S. Treasury Bonds 2.250% due 08/15/2049	$(26,570)	$26,000	$26,000
FICC	0.000	12/31/2020	01/04/2021	1,210	U.S. Treasury Bills 0.000% due 12/30/2021	(1,234)	1,210	1,210
Total Repurchase Agreements	$(27,804)	$27,210	$27,210
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2051	$13,500	$(14,159)	$(14,205)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2051	5,200	(5,554)	(5,561)
Total Short Sales (4.2)%	$(19,713)	$(19,766)
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2020 was $(11,565) at a weighted average interest rate of 0.720%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
(
U.S. Treasury 10-Year Note March Futures	03/2021	516	$71,248	$46	$57	$0
United Kingdom Long Gilt March Futures	03/2021	3	556	6	1	0
$52	$58	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2021	72	$(9,084)	$(25)	$0	$(3)
U.S. Treasury 30-Year Bond March Futures	03/2021	24	(4,157)	34	0	(8)
$9	$0	$(11)
Total Futures Contracts	$61	$58	$(11)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.065%		$1,700	$(7)	$3	$(4)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	12/20/2024	2.780%	EUR	1,100	$(154)	$65	$(89)	$0	$(1)
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.436		$3,500	17	13	30	0	0
							$(137)	$78	$(59)	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly		12/20/2025		$4,500	$107	$5	$112	$3	$0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025	EUR	3,700	98	21	119	0	0
							$205	$26	$231	$3	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	06/16/2051	GBP	6,100	$(485)	$22	$(463)	$0	$(67)
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	06/11/2021		$8,300	(81)	18	(63)	0	(1)
Receive	3-Month USD-LIBOR	0.200	Semi-Annual	03/11/2022		15,000	4	(6)	(2)	0	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,720,000	82	6	88	0	(2)
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		110,000	19	1	20	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		1,740,000	(300)	(14)	(314)	2	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		270,000	(10)	0	(10)	0	(1)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		140,000	(5)	0	(5)	0	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		230,000	(6)	1	(5)	0	0
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		370,000	(8)	2	(6)	0	(1)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		135,000	(3)	0	(3)	0	0
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		135,000	(3)	1	(2)	0	0
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		67,000	(2)	0	(2)	0	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		163,000	(7)	1	(6)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		600,000	(123)	(8)	(131)	1	0
Pay	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		10,000	3	1	4	0	0
Receive(7)	6-Month JPY-LIBOR	0.250	Semi-Annual	03/17/2031		8,240,000	(3)	(8)	(11)	6	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		62,000	(19)	0	(19)	0	(1)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		62,000	(18)	0	(18)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		331,900	(290)	(10)	(300)	5	0
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		10,000	(3)	0	(3)	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		68,700	(111)	(2)	(113)	2	0
							$(1,369)	$5	$(1,364)	$16	$(74)
Total Swap Agreements							$(1,308)	$112	$(1,196)	$19	$(75)
(h)

Securities with an aggregate market value of $4,677 and cash of $1,486 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

(1)	Unsettled variation margin liability of $(1) for closed futures agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	02/2021	$1,052	AUD	1,417	$41	$0
BPS	01/2021	CAD	2,241	$1,728	0	(32)
01/2021	$859	CAD	1,104	9	0
02/2021	AUD	6,457	$4,679	0	(301)
02/2021	$535	AUD	726	25	0
BRC	01/2021	MXN	1,196	$56	0	(4)
03/2021	JPY	209,285	2,016	0	(13)
CBK	01/2021	PEN	2,740	761	4	0
05/2021	3,571	980	0	(7)
DUB	03/2021	1,316	367	4	0
HUS	01/2021	GBP	25,534	34,150	0	(769)
01/2021	$606	CAD	776	4	0
02/2021	AUD	2,419	$1,775	0	(91)
02/2021	JPY	26,404	252	0	(4)
03/2021	760,715	7,327	0	(47)
MYI	01/2021	$589	GBP	432	2	0
SCX	01/2021	EUR	6,402	$7,667	0	(154)
02/2021	6,402	7,838	12	0
UAG	01/2021	MXN	697	34	0	(1)
Total Forward Foreign Currency Contracts	$101	$(1,423)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.136%	$1,900	$12	$(3)	$9	$0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.136	5,200	34	(11)	23	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.669	1,000	6	7	13	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.542	3,100	(130)	74	0	(56)
Total Swap Agreements	$(78)	$67	$45	$(56)
(j)

Securities with an aggregate market value of $1,625 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2020 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,838	$0	$100,838
Industrials	0	55,935	0	55,935
Utilities	0	25,731	0	25,731
Municipal Bonds & Notes
California	0	2,343	0	2,343
New York	0	1,115	0	1,115
West Virginia	0	1,005	0	1,005
U.S. Government Agencies	0	155,507	0	155,507
U.S. Treasury Obligations	0	66,552	0	66,552
Non-Agency Mortgage-Backed Securities	0	91,225	0	91,225
Asset-Backed Securities	0	10,529	0	10,529
Sovereign Issues	0	4,615	0	4,615
Preferred Securities
Banking & Finance	0	4,091	0	4,091
Short-Term Instruments
Repurchase Agreements	0	27,210	0	27,210
Japan Treasury Bills	0	9,396	0	9,396
	$0	$556,092	$0	$556,092
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,555	$0	$0	$23,555
Total Investments	$23,555	$556,092	$0	$579,647
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,766)	$0	$(19,766)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58	19	0	77
Over the counter	0	146	0	146
	$58	$165	$0	$223
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(75)	0	(86)
Over the counter	0	(1,479)	0	(1,479)
	$(11)	$(1,554)	$0	$(1,565)
Total Financial Derivative Instruments	$47	$(1,389)	$0	$(1,342)
Totals	$23,602	$534,937	$0	$558,539

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	December 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 61.9% ¤
CORPORATE BONDS & NOTES 7.7%
BANKING & FINANCE 4.7%
Aircastle Ltd. 5.125% due 03/15/2021	$100	$101
Athene Global Funding 1.468% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,008
Brixmor Operating Partnership LP 1.264% (US0003M + 1.050%) due 02/01/2022 ~	900	899
Citigroup, Inc. 0.956% (SOFRRATE + 0.870%) due 11/04/2022 ~	2,000	2,011
Credit Suisse Group Funding Guernsey Ltd. 2.508% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,120
Goldman Sachs Group, Inc. 1.575% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,008
HSH Portfoliomanagement AoeR 0.561% (US0003M + 0.330%) due 11/19/2021 ~	3,000	3,008
Lloyds Bank PLC 2.250% due 08/14/2022	4,000	4,124
Lloyds Banking Group PLC 1.039% (US0003M + 0.800%) due 06/21/2021 ~	1,800	1,806
Mitsubishi UFJ Financial Group, Inc.
1.005% (US0003M + 0.790%) due 07/25/2022 ~	3,400	3,429
1.075% (US0003M + 0.860%) due 07/26/2023 ~	400	404
1.280% (US0003M + 1.060%) due 09/13/2021 ~	593	597
Mizuho Financial Group, Inc.
0.836% (US0003M + 0.610%) due 09/08/2024 ~	1,800	1,800
1.101% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,630
Morgan Stanley 1.398% (US0003M + 1.180%) due 01/20/2022 ~	300	300
Nationwide Building Society 1.700% due 02/13/2023	6,800	6,988
Nordea Bank Abp 1.164% (US0003M + 0.940%) due 08/30/2023 ~	200	202
Sumitomo Mitsui Financial Group, Inc. 1.004% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,520
Toyota Motor Credit Corp. 0.622% due 05/17/2022 •	600	602
UBS Group AG 3.000% due 04/15/2021	1,000	1,008
Wells Fargo Bank N.A. 0.853% (US0003M + 0.620%) due 05/27/2022 ~	500	501
		40,066
INDUSTRIALS 2.6%
AbbVie, Inc. 2.300% due 05/14/2021	1,000	1,006
BAT Capital Corp. 1.101% (US0003M + 0.880%) due 08/15/2022 ~	2,000	2,015
Broadcom Corp. 3.000% due 01/15/2022	100	102
Central Nippon Expressway Co. Ltd.
0.774% (US0003M + 0.560%) due 11/02/2021 ~	3,000	3,007
2.091% due 09/14/2021	3,000	3,033
Charter Communications Operating LLC 4.464% due 07/23/2022	300	316
Daimler Finance North America LLC 0.644% (US0003M + 0.430%) due 02/12/2021 ~	5,000	5,002
eBay, Inc. 2.750% due 01/30/2023	1,600	1,676
GATX Corp. 0.945% (US0003M + 0.720%) due 11/05/2021 ~	700	702
Occidental Petroleum Corp. 1.671% (US0003M + 1.450%) due 08/15/2022 ~	3,100	3,039
QUALCOMM, Inc. 0.944% (US0003M + 0.730%) due 01/30/2023 ~	500	506
Reckitt Benckiser Treasury Services PLC 0.798% (US0003M + 0.560%) due 06/24/2022 ~	500	502

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Spirit AeroSystems, Inc. 1.017% (US0003M + 0.800%) due 06/15/2021 ~		1,470	1,452
			22,358
UTILITIES 0.4%
AT&T, Inc. 3.000% due 06/30/2022		1,100	1,139
Verizon Communications, Inc. 1.219% (US0003M + 1.000%) due 03/16/2022 ~		1,800	1,820
			2,959
Total Corporate Bonds & Notes (Cost $64,895)			65,383
U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.499% due 12/25/2044 •		1,591	1,598
0.598% due 07/25/2049 •		3,588	3,619
0.599% due 07/25/2046 •		2,763	2,767
Freddie Mac
0.499% due 03/15/2037 - 08/15/2042 •		5,633	5,657
0.559% due 11/15/2043 •		1,146	1,154
0.709% due 01/15/2042 •		345	349
Ginnie Mae
0.770% due 03/20/2065 •		818	824
2.213% due 12/20/2068 •		1,494	1,491
Total U.S. Government Agencies (Cost $17,393)			17,459
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Holmes Master Issuer PLC 0.657% due 10/15/2054 •		539	540
Total Non-Agency Mortgage-Backed Securities (Cost $539)			540
ASSET-BACKED SECURITIES 0.9%
CoreVest American Finance Trust 2.968% due 10/15/2049		258	262
Discover Card Execution Note Trust 0.429% due 12/15/2023 •		3,000	3,007
SLC Student Loan Trust
0.327% due 03/15/2027 •		894	889
0.337% due 06/15/2029 •		1,077	1,071
SLM Student Loan Trust
0.305% due 01/26/2026 •		94	93
0.598% due 06/25/2043 •		762	754
0.687% due 12/15/2027 •		1,032	1,032
0.767% due 12/15/2025 •		760	760
Total Asset-Backed Securities (Cost $7,858)			7,868
SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 1.213% (US0003M + 1.000%) due 08/21/2022 ~		1,500	1,499
Major Joint Local Government Bond 1.030% due 09/24/2021	JPY	100,000	976
Total Sovereign Issues (Cost $2,460)			2,475
		OUNCES
COMMODITIES 4.9%
Gold Warehouse Receipts		35,334	41,233
Total Commodities (Cost $35,334)			41,233
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 45.9%
REPURCHASE AGREEMENTS (d) 16.8%			142,539
SHORT-TERM NOTES 0.5%
AbbVie, Inc. 0.563% (US0003M + 0.350%) due 05/21/2021 ~		$4,000	4,004

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

U.S. TREASURY BILLS 26.0%
0.101% due 01/07/2021 - 05/13/2021 (b)(c)(f)	220,473	220,455

U.S. TREASURY CASH MANAGEMENT BILLS 2.6%
0.088% due 02/18/2021 - 05/25/2021 (a)(b)(c)(f)	22,310	22,305
Total Short-Term Instruments (Cost $389,270)		389,303
Total Investments in Securities (Cost $517,749)		524,261
	SHARES
INVESTMENTS IN AFFILIATES 33.9%
SHORT-TERM INSTRUMENTS 33.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.9%
PIMCO Short Asset Portfolio	8,414,994	84,360
PIMCO Short-Term Floating NAV Portfolio III	20,589,559	203,034
Total Short-Term Instruments (Cost $286,601)		287,394
Total Investments in Affiliates (Cost $286,601)		287,394
Total Investments 95.8% (Cost $804,350)		$811,655
Financial Derivative Instruments (e)(g) 5.0%(Cost or Premiums, net $16,341)		42,604
Other Assets and Liabilities, net (0.8)%		(7,426)
Net Assets 100.0%		$846,833

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.070%	12/31/2020	01/04/2021	$6,300	U.S. Treasury Notes 0.625% due 12/31/2027	$(6,426)	$6,300	$6,300
FICC	0.000	12/31/2020	01/04/2021	1,339	U.S. Treasury Bills 0.000% due 12/30/2021	(1,366)	1,339	1,339
JPS	0.110	12/31/2020	01/04/2021	134,900	U.S. Treasury Bonds 3.375% due 11/15/2048	(137,997)	134,900	134,902
Total Repurchase Agreements	$(145,789)	$142,539	$142,541
(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2021	411	80,338	$23	$8	$0
3-Month EURIBOR December Futures	12/2021	142	43,609	(5)	4	0
90-Day Eurodollar March Futures	03/2022	1,411	352,115	44	35	0
Aluminum March Futures	03/2021	163	8,058	(65)	0	(65)
Arabica Coffee May Futures	05/2021	105	5,125	66	112	0
Australia Government 3-Year Note March Futures	03/2021	239	21,639	14	3	0
CAC 40 Index January Futures	01/2021	25	1,693	13	0	(19)
Coal April Futures	04/2021	73	5,008	468	4	0
Coal June Futures	06/2021	73	5,033	493	4	0
Coal May Futures	05/2021	73	5,044	504	4	0
Cocoa May Futures	05/2021	153	3,879	36	17	0
Copper March Futures	03/2021	127	11,173	1,430	0	(95)
Corn March Futures	03/2021	540	13,068	2,090	257	0
Cotton No. 2 May Futures	05/2021	223	8,775	82	15	0
DAX Index March Futures	03/2021	9	3,778	180	0	(5)
E-mini NASDAQ 100 Index March Futures	03/2021	16	4,123	146	14	0
E-Mini Russell 2000 Index March Futures	03/2021	91	8,985	264	0	(8)
E-mini S&P 500 Index March Futures	03/2021	8	1,500	36	10	0
Euro-BTP Italy Government Bond March Futures	03/2021	495	77,761	171	14	(4)
Euro-OAT France Government 10-Year Bond March Futures	03/2021	22	4,511	1	0	0
FTSE 100 Index March Futures	03/2021	78	6,848	(153)	0	(149)
FTSE China A50 Index January Futures	01/2021	877	15,533	489	258	0
FTSE Taiwan Index January Futures	01/2021	240	12,247	162	8	(7)
FTSE/JSE Index March Futures	03/2021	272	10,111	(87)	51	(48)
FTSE/MIB Index March Futures	03/2021	62	8,381	193	0	(10)
Gas Oil April Futures	04/2021	135	5,754	(87)	0	(57)
Gold 100 oz. April Futures	04/2021	57	10,828	255	10	0
Hang Seng China Enterprises Index January Futures	01/2021	101	9,847	229	227	(13)
Hard Red Winter Wheat March Futures	03/2021	244	7,363	566	28	0
ICE Carbon Emissions December Futures	12/2021	216	8,634	1,749	140	(219)
Iron Ore February Futures	02/2021	844	13,172	(428)	63	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Lead January Futures	01/2021	64	3,173	(48)	0	(48)
Lean Hogs April Futures	04/2021	108	3,121	198	51	0
MEXBOL Index March Futures	03/2021	143	3,188	17	0	(65)
MSCI Singapore Index January Futures	01/2021	295	7,217	(33)	60	(100)
Natural Gas February Futures	01/2021	235	3,689	646	77	0
Natural Gas February Futures	01/2021	290	6,263	810	80	0
New York Harbor ULSD April Futures	03/2021	31	1,934	66	0	(7)
Nickel March Futures	03/2021	83	8,271	220	220	0
Nikkei 225 Index March Futures	03/2021	54	7,188	278	205	(18)
Platinum April Futures	04/2021	101	5,450	203	4	0
RBOB Gasoline April Futures	03/2021	64	4,108	86	22	0
S&P CNX Nifty Index January Futures	01/2021	484	13,567	45	0	(34)
S&P/Toronto Stock Exchange 60 March Futures	03/2021	82	13,256	(113)	0	(99)
Silver March Futures	03/2021	39	5,150	704	0	(31)
Soybean March Futures	03/2021	98	6,424	983	52	0
Soybean Meal March Futures	03/2021	365	15,673	2,569	58	0
Soybean Oil March Futures	03/2021	322	8,192	1,624	104	0
SPI 200 Index March Futures	03/2021	141	17,765	(74)	0	(269)
Sugar No. 11 May Futures	04/2021	373	6,133	308	63	0
Topix Index March Futures	03/2021	73	12,758	345	233	(78)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	06/2021	516	88,221	26	13	0
Wheat March Futures	03/2021	23	737	21	0	0
WIG20 Index March Futures	03/2021	492	5,247	116	0	(61)
WTI Crude April Futures	03/2021	53	2,581	5	6	0
Zinc March Futures	03/2021	50	3,437	19	19	0
$17,900	$2,553	$(1,509)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent Crude May Futures	03/2021	1	(52)	$(3)	$0	$0
Globex Natural Gas May Futures	04/2021	228	(5,825)	(110)	0	(192)
Gold 100 oz. February Futures	02/2021	218	(41,313)	(674)	0	(37)
Palladium March Futures	03/2021	17	(4,171)	82	0	(128)
Volatility S&P 500 Index January Futures	01/2021	127	(3,007)	46	0	0
VSTOXX Mini January Futures	01/2021	1,031	(2,840)	(164)	0	(32)
$(823)	$0	$(389)
Total Futures Contracts	$17,077	$2,553	$(1,898)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2030	GBP	19,600	$693	$236	$929	$60	$0
Receive	1-Day INR-MIBOR Compounded-OIS	4.118	Semi-Annual	09/16/2025	INR	1,301,800	133	180	313	0	(7)
Receive	1-Day INR-MIBOR Compounded-OIS	4.313	Semi-Annual	12/16/2025	549,300	82	14	96	0	(3)
Pay	1-Day INR-MIBOR Compounded-OIS	4.395	Semi-Annual	12/16/2025	881,400	0	(113)	(113)	6	0
Receive(1)	1-Day INR-MIBOR Compounded-OIS	4.710	Semi-Annual	03/17/2026	1,165,000	0	0	0	0	(7)
Receive	1-Year BRL-CDI	5.745	Maturity	01/02/2023	BRL	50,700	0	(521)	(521)	0	0
Receive	1-Year BRL-CDI	5.920	Maturity	01/02/2023	54,100	0	(611)	(611)	0	0
Pay	1-Year BRL-CDI	8.170	Maturity	01/02/2023	54,100	272	1,044	1,316	1	0
Pay	1-Year BRL-CDI	9.835	Maturity	01/02/2023	31,700	122	1,106	1,228	1	0
Pay	1-Year BRL-CDI	10.730	Maturity	01/02/2023	47,700	598	1,391	1,989	1	0
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025	74,500	0	(195)	(195)	0	0
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025	71,900	0	341	341	0	0
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025	86,500	0	169	169	0	(1)
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025	219,900	0	546	546	0	(1)
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025	225,800	(762)	(688)	(1,450)	0	(3)
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025	103,500	0	592	592	1	0
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025	78,500	0	355	355	0	0
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025	50,200	35	432	467	1	0
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025	123,300	1,522	(2,711)	(1,189)	0	(3)
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025	3,500	0	(35)	(35)	0	0
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025	187,800	0	(1,542)	(1,542)	0	(4)
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025	169,000	0	(1,397)	(1,397)	0	(3)
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025	248,700	5,266	548	5,814	22	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	CAD	41,200	2,490	(301)	2,189	101	0
Receive	3-Month CNY-CNREPOFIX	2.268	Quarterly	09/16/2025	CNY	117,400	0	301	301	0	(7)
Receive	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		493,500	967	207	1,174	0	(31)
Receive	3-Month CNY-CNREPOFIX	2.345	Quarterly	09/16/2025		168,100	0	342	342	0	(11)
Receive	3-Month CNY-CNREPOFIX	2.725	Quarterly	09/16/2025		76,100	0	(44)	(44)	0	(5)
Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	12/16/2025		63,700	0	(7)	(7)	6	0
Receive	3-Month CNY-CNREPOFIX	2.645	Quarterly	12/16/2025		135,600	239	(239)	0	0	(12)
Receive	3-Month CNY-CNREPOFIX	2.718	Quarterly	12/16/2025		66,800	0	(35)	(35)	0	(6)
Receive	3-Month CNY-CNREPOFIX	2.780	Quarterly	12/16/2025		453,400	0	(443)	(443)	0	(42)
Pay(1)	3-Month CNY-CNREPOFIX	2.623	Quarterly	03/17/2026		198,600	0	(78)	(78)	5	0
Pay(1)	3-Month CNY-CNREPOFIX	2.663	Quarterly	03/17/2026		106,000	0	(11)	(11)	0	(11)
Pay(1)	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		130,200	0	21	21	3	0
Pay(1)	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		59,500	0	48	48	2	0
Pay(1)	3-Month CNY-CNREPOFIX	2.823	Quarterly	03/17/2026		116,600	0	121	121	3	0
Pay	3-Month COP-IBR Compounded-OIS	4.850	Quarterly	01/08/2025	COP	57,936,900	177	1,264	1,441	14	0
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025		32,399,200	0	(875)	(875)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	0	(323)	(323)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	0	(432)	(432)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	0	786	786	12	0
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	0	423	423	8	0
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	0	(168)	(168)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	0	192	192	6	0
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	0	(112)	(112)	0	(8)
Pay	3-Month HKD-HIBOR	2.715	Quarterly	09/19/2023	HKD	73,000	255	358	613	3	0
Pay	3-Month HKD-HIBOR	2.785	Quarterly	12/19/2023		204,120	143	1,774	1,917	9	0
Receive	3-Month HKD-HIBOR	2.815	Quarterly	12/19/2023		12,300	0	(117)	(117)	0	(1)
Receive	3-Month HKD-HIBOR	1.470	Quarterly	12/18/2024		271,200	43	(1,518)	(1,475)	0	(3)
Pay	3-Month HKD-HIBOR	1.593	Quarterly	12/18/2024		107,200	0	650	650	1	0
Receive	3-Month HKD-HIBOR	1.731	Quarterly	12/18/2024		218,100	28	(1,506)	(1,478)	0	(3)
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025		207,300	0	1,030	1,030	3	0
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	0	3,581	3,581	9	0
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	0	2,159	2,159	6	0
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	0	(1,449)	(1,449)	0	(4)
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	0	383	383	2	0
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	0	(327)	(327)	0	(2)
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	0	1,174	1,174	4	0
Receive	3-Month HKD-HIBOR	0.575	Quarterly	09/16/2025		110,900	0	(75)	(75)	0	(2)
Pay	3-Month HKD-HIBOR	0.618	Quarterly	09/16/2025		236,200	0	220	220	5	0
Receive	3-Month HKD-HIBOR	0.700	Quarterly	09/16/2025		317,800	0	(456)	(456)	0	(7)
Pay	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	0	231	231	3	0
Receive	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	0	(1,150)	(1,150)	0	(8)
Receive	3-Month HKD-HIBOR	0.550	Quarterly	12/16/2025		101,900	0	(44)	(44)	0	(3)
Pay	3-Month HKD-HIBOR	0.583	Quarterly	12/16/2025		232,700	0	149	149	7	0
Pay	3-Month HKD-HIBOR	0.680	Quarterly	12/16/2025		93,400	0	118	118	3	0
Receive	3-Month HKD-HIBOR	0.698	Quarterly	12/16/2025		58,000	0	(80)	(80)	0	(2)
Pay	3-Month HKD-HIBOR	0.705	Quarterly	12/16/2025		60,000	0	85	85	2	0
Pay(1)	3-Month HKD-HIBOR	0.500	Quarterly	03/17/2026		158,100	0	(8)	(8)	0	(8)
Receive(1)	3-Month HKD-HIBOR	0.560	Quarterly	03/17/2026		83,300	20	(48)	(28)	0	(3)
Receive(1)	3-Month HKD-HIBOR	0.568	Quarterly	03/17/2026		152,300	0	(58)	(58)	0	(5)
Pay(1)	3-Month HKD-HIBOR	0.598	Quarterly	03/17/2026		65,100	0	37	37	2	0
Receive(1)	3-Month HKD-HIBOR	0.607	Quarterly	03/17/2026		180,800	0	(114)	(114)	0	(6)
Pay	3-Month KRW-KORIBOR	0.830	Quarterly	09/16/2025	KRW	26,840,300	0	(307)	(307)	5	0
Receive	3-Month KRW-KORIBOR	0.850	Quarterly	09/16/2025		12,070,000	0	128	128	0	(2)
Receive	3-Month KRW-KORIBOR	0.910	Quarterly	09/16/2025		17,607,400	0	140	140	0	(3)
Receive	3-Month KRW-KORIBOR	0.888	Quarterly	12/16/2025		9,950,000	0	100	100	0	(2)
Receive(1)	3-Month KRW-KORIBOR	1.135	Quarterly	03/17/2026		107,311,400	0	48	48	0	(21)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		$38,800	1,669	(138)	1,531	19	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		6,000	1,184	(172)	1,012	9	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		6,100	(1,269)	326	(943)	0	(25)
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	12/19/2023	ZAR	99,700	(68)	820	752	20	0
Receive	3-Month ZAR-JIBAR	7.545	Quarterly	03/20/2024		99,200	0	(734)	(734)	0	(21)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		407,090	180	3,005	3,185	88	0
Pay	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		2,900	3	20	23	1	0
Receive	3-Month ZAR-JIBAR	7.105	Quarterly	07/31/2024		129,900	0	(937)	(937)	0	(31)
Pay	3-Month ZAR-JIBAR	6.835	Quarterly	08/28/2024		67,100	0	430	430	16	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025		553,100	350	3,492	3,842	156	0
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	0	(933)	(933)	0	(46)
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	0	1,228	1,228	58	0
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	0	(4,015)	(4,015)	0	(143)
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	0	(4,947)	(4,947)	0	(197)
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	0	1,167	1,167	64	0
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	0	881	881	45	0
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	0	914	914	66	0
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	0	681	681	71	0
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	0	718	718	74	0
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	40	64	104	17	0
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	75	(349)	(274)	0	(74)
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		239,100	98	(289)	(191)	0	(60)
Pay	6-Month CLP-CHILIBOR	2.280	Semi-Annual	02/14/2025	CLP	5,878,100	0	407	407	0	(2)
Pay	6-Month CLP-CHILIBOR	1.915	Semi-Annual	03/09/2025		10,897,800	0	483	483	0	(3)
Pay	6-Month CLP-CHILIBOR	1.520	Semi-Annual	05/08/2025		392,900	0	6	6	0	0
Receive	6-Month CLP-CHILIBOR	1.190	Semi-Annual	08/14/2025		1,251,700	10	1	11	1	0
Receive	6-Month CLP-CHILIBOR	1.310	Semi-Annual	10/23/2025		279,400	1	1	2	0	0
Pay	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024	CZK	770,900	108	1,337	1,445	0	(4)
Pay	6-Month CZK-PRIBOR	1.810	Annual	03/20/2024		47,300	0	94	94	0	0
Receive	6-Month CZK-PRIBOR	1.945	Annual	03/20/2024		648,500	77	(1,529)	(1,452)	3	0
Pay	6-Month CZK-PRIBOR	2.500	Annual	03/20/2024		299,000	35	945	980	0	0
Pay	6-Month CZK-PRIBOR	1.838	Annual	06/19/2024		342,300	0	653	653	0	(5)
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		1,293,130	(922)	(1,938)	(2,860)	17	0
Receive	6-Month CZK-PRIBOR	1.890	Annual	11/15/2024		803,300	0	(1,372)	(1,372)	17	0
Pay	6-Month CZK-PRIBOR	1.798	Annual	11/29/2024		703,900	(192)	1,256	1,064	0	(17)
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		401,600	(28)	(972)	(1,000)	11	0
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	0	1,055	1,055	0	(27)
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	0	70	70	0	(4)
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	0	296	296	0	(17)
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	0	(197)	(197)	0	(10)
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	0	(101)	(101)	0	(8)
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	0	97	97	7	0
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	0	(118)	(118)	0	(4)
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025		107,400	0	92	92	5	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		5,600	1	2	3	0	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		267,200	(59)	(175)	(234)	0	(13)
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025		1,144,600	36	(12)	24	31	(24)
Pay	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	EUR	16,600	617	256	873	1	0
Receive	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	4,693,800	242	(453)	(211)	0	(3)
Pay	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,896,700	113	1,130	1,243	6	0
Pay	6-Month HUF-BBR	2.000	Annual	03/20/2024		2,277,400	15	368	383	2	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		6,326,450	11	594	605	3	0
Pay	6-Month HUF-BBR	0.648	Annual	08/09/2024		1,638,000	0	(50)	(50)	1	0
Receive	6-Month HUF-BBR	1.000	Annual	09/18/2024		4,673,400	(182)	117	(65)	0	(3)
Pay	6-Month HUF-BBR	0.646	Annual	11/29/2024		456,600	0	(18)	(18)	0	0
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025		12,565,900	0	(1,207)	(1,207)	0	(11)
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	0	(653)	(653)	0	(6)
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	0	(444)	(444)	0	(4)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	0	(280)	(280)	0	(3)
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	0	300	300	10	0
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	0	16	16	6	0
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	0	182	182	6	0
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	(24)	(317)	(341)	0	(14)
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	0	(325)	(325)	7	0
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	0	(312)	(312)	0	(4)
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	0	(413)	(413)	0	(6)
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	0	(47)	(47)	0	(1)
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	0	267	267	6	0
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	0	20	20	5	0
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	0	(119)	(119)	3	0
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	(3)	13	10	0	0
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	(6)	(317)	(323)	0	(16)
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	0	52	52	6	0
Receive	6-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	136,800	101	(2,547)	(2,446)	0	(144)
Pay	6-Month PLN-WIBOR	2.500	Annual	12/19/2023		321,250	(218)	5,865	5,647	359	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		69,000	(150)	(1,296)	(1,446)	0	(85)
Pay	6-Month PLN-WIBOR	2.000	Annual	06/19/2024		58,300	100	939	1,039	73	0
Receive	6-Month PLN-WIBOR	1.750	Annual	09/18/2024		108,700	31	(1,590)	(1,559)	0	(146)
Pay	6-Month PLN-WIBOR	1.636	Annual	11/29/2024		127,500	0	1,618	1,618	174	0
Receive	6-Month PLN-WIBOR	1.665	Annual	12/19/2024		263,800	616	(4,007)	(3,391)	0	(362)
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025		298,500	(152)	(5,919)	(6,071)	0	(421)
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	0	6,450	6,450	495	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	2	4,491	4,493	435	0
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	0	324	324	48	0
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	0	(337)	(337)	0	(92)
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	0	54	54	49	0
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	0	5	5	3	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	0	(124)	(124)	0	(56)
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	2	29	31	102	0
Pay	6-Month SGD-SOR	2.223	Semi-Annual	12/19/2023	SGD	6,070	133	139	272	2	0
Pay	6-Month SGD-SOR	2.240	Semi-Annual	12/19/2023		29,100	0	1,316	1,316	10	0
Pay	6-Month SGD-SOR	1.450	Semi-Annual	12/18/2024		10,800	0	361	361	7	0
Receive	6-Month SGD-SOR	1.602	Semi-Annual	12/18/2024		42,500	0	(1,616)	(1,616)	0	(29)
Pay	6-Month SGD-SOR	1.210	Semi-Annual	03/18/2025		19,000	0	549	549	15	0
Pay	6-Month SGD-SOR	1.296	Semi-Annual	03/18/2025		70,000	0	2,227	2,227	57	0
Pay	6-Month SGD-SOR	1.423	Semi-Annual	03/18/2025		27,100	0	979	979	22	0
Receive	6-Month SGD-SOR	1.546	Semi-Annual	03/18/2025		39,200	0	(1,580)	(1,580)	0	(33)
Receive	6-Month SGD-SOR	0.660	Semi-Annual	06/17/2025		26,900	0	(247)	(247)	0	(24)
Pay	6-Month SGD-SOR	0.970	Semi-Annual	06/17/2025		13,700	0	270	270	13	0
Receive	6-Month SGD-SOR	1.110	Semi-Annual	06/17/2025		19,300	0	(472)	(472)	0	(18)
Receive	6-Month SGD-SOR	1.168	Semi-Annual	06/17/2025		16,100	0	(425)	(425)	0	(15)
Pay	6-Month SGD-SOR	1.530	Semi-Annual	06/17/2025		21,400	0	828	828	21	0
Receive	6-Month SGD-SOR	0.455	Semi-Annual	09/16/2025		14,200	0	(28)	(28)	0	(15)
Pay	6-Month SGD-SOR	0.522	Semi-Annual	09/16/2025		56,200	0	251	251	58	0
Receive	6-Month SGD-SOR	0.544	Semi-Annual	09/16/2025		19,700	0	(104)	(104)	0	(21)
Receive	6-Month SGD-SOR	0.561	Semi-Annual	09/16/2025		41,500	0	(246)	(246)	0	(43)
Pay	6-Month SGD-SOR	0.575	Semi-Annual	09/16/2025		21,200	0	137	137	22	0
Pay	6-Month SGD-SOR	0.585	Semi-Annual	09/16/2025		56,200	0	384	384	59	0
Receive	6-Month SGD-SOR	0.623	Semi-Annual	09/16/2025		34,800	0	(288)	(288)	0	(37)
Pay	6-Month SGD-SOR	0.498	Semi-Annual	12/16/2025		38,200	0	87	87	43	0
Receive	6-Month SGD-SOR	0.515	Semi-Annual	12/16/2025		55,000	0	(161)	(161)	0	(63)
Pay	6-Month SGD-SOR	0.555	Semi-Annual	12/16/2025		14,300	0	63	63	16	0
Pay	6-Month SGD-SOR	0.571	Semi-Annual	12/16/2025		20,500	0	103	103	23	0
Pay(1)	6-Month SGD-SOR	0.480	Semi-Annual	03/17/2026		48,900	0	0	0	0	0
Pay(1)	6-Month SGD-SOR	0.483	Semi-Annual	03/17/2026		50,000	0	0	0	0	0
Receive(1)	6-Month SGD-SOR	0.503	Semi-Annual	03/17/2026		38,000	0	(36)	(36)	0	(46)
Receive(1)	6-Month SGD-SOR	0.547	Semi-Annual	03/17/2026		18,300	0	(47)	(47)	0	(22)
Pay(1)	6-Month SGD-SOR	0.585	Semi-Annual	03/17/2026		51,200	0	205	205	62	0
Pay	28-Day MXN-TIIE	8.520	Lunar	12/28/2023	MXN	152,100	12	883	895	4	0
Pay	28-Day MXN-TIIE	8.035	Lunar	02/22/2024		324,820	0	1,755	1,755	7	0
Pay	28-Day MXN-TIIE	6.570	Lunar	09/19/2024		589,100	0	2,134	2,134	10	0
Receive	28-Day MXN-TIIE	6.480	Lunar	10/22/2024		212,000	61	(803)	(742)	0	(4)
Pay	28-Day MXN-TIIE	6.710	Lunar	11/21/2024		9,100	5	31	36	0	0
Pay	28-Day MXN-TIIE	6.475	Lunar	01/23/2025		398,600	0	1,437	1,437	8	0
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025		1,137,700	994	(5,100)	(4,106)	0	(22)
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(220)	(673)	(893)	0	(5)
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	0	(297)	(297)	0	(2)
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	0	(1,640)	(1,640)	0	(9)
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	0	2,115	2,115	13	0
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	0	1,502	1,502	10	0
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	0	497	497	5	0
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	0	364	364	4	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(20)	388	368	6	0
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	0	(10)	(10)	0	0
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	0	(111)	(111)	0	(4)
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	209	(408)	(199)	0	(12)
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	210	243	453	12	0
Total Swap Agreements							$16,151	$13,770	$29,921	$3,422	$(2,808)
(f)

Securities with an aggregate market value of $23,687 and cash of $23,818 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2020.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

(1)						This instrument has a forward starting effective date.
(g)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	01/2021		$46,693	CLP	35,342,099	$3,042	$0
	01/2021		5,629	CZK	131,084	475	0
	01/2021		9,418	PLN	36,415	331	0
	01/2021		109	ZAR	1,662	4	0
	01/2021	ZAR	37,874		$2,414	0	(157)
	02/2021	GBP	4,734		6,244	0	(232)
	02/2021		$2,341	CZK	52,299	94	0
	02/2021		2,377	EUR	1,967	28	0
	02/2021		96,318	GBP	73,026	3,576	0
	02/2021		55,083	SEK	477,380	2,969	0
	03/2021	CLP	3,357,210		$4,700	0	(25)
	03/2021	EUR	19,432		23,684	0	(87)
	03/2021	HKD	7,703		994	0	0
	03/2021	ILS	32,706		9,700	0	(488)
	03/2021	JPY	1,000,000		9,605	0	(86)
	03/2021	PHP	214,720		4,437	0	(19)
	03/2021	RON	38,583		9,500	0	(154)
	03/2021	SEK	388,000		46,189	21	(1,020)
	03/2021		$4,699	AUD	6,300	160	0
	03/2021		7,414	EUR	6,125	79	0
	03/2021		26,755	INR	2,014,488	623	0
	03/2021		9,611	NOK	84,000	184	0
	03/2021		4,948	SEK	42,000	160	0
	03/2021	ZAR	109,449		$7,000	0	(392)
BPS	02/2021		$35,101	AUD	48,420	2,245	0
	02/2021		1,564	EUR	1,299	26	(2)
	03/2021	CAD	11,500		$8,862	0	(174)
	03/2021	CHF	5,500		6,094	0	(130)
	03/2021	INR	651,406		8,700	0	(166)
	03/2021	KRW	6,298,776		5,700	0	(89)
	03/2021	NZD	6,100		4,302	0	(89)
	03/2021	SGD	6,839		5,100	0	(75)
	03/2021		$9,843	CAD	12,600	57	0
	03/2021		7,983	EUR	6,750	274	0
	03/2021		36,124	GBP	27,437	1,410	0
	03/2021		23,972	NOK	218,000	1,449	0
	03/2021		36,970	NZD	53,800	1,750	0
	03/2021		10,100	PEN	36,385	0	(46)
	03/2021		24,892	PHP	1,200,645	20	0
	03/2021		20,926	SGD	28,241	444	0
	09/2021	JPY	100,000		$957	0	(15)
BRC	01/2021	BRL	80,084		15,090	0	(328)
	01/2021	TRY	6,130		773	0	(50)
	01/2021		$15,411	BRL	80,084	7	0
	02/2021	CZK	40,988		$1,869	0	(40)
	02/2021	EUR	288		354	2	0
	02/2021	ILS	532		160	0	(5)
	02/2021		$9,564	CZK	213,980	401	0
	02/2021		1,142	GBP	848	18	0
	03/2021	HUF	1,363,322		$4,500	0	(92)
	03/2021	MYR	18,863		4,600	0	(112)
	03/2021	SEK	56,000		6,524	0	(287)
	03/2021		$4,300	ILS	14,236	135	0
	03/2021		24,153	JPY	2,537,500	438	0
	03/2021		5,300	MYR	21,961	186	0
	03/2021		4,144	NOK	36,000	54	0
	03/2021		3,200	PLN	12,009	16	0
	03/2021		5,039	SEK	42,000	69	0
CBK	01/2021	BRL	93,308		$17,575	0	(389)
	01/2021	PEN	237		66	0	0
	01/2021		$17,955	BRL	93,308	9	0
	01/2021		5,271	CZK	122,038	412	0
	01/2021		420	HUF	128,920	14	0
	01/2021		116	ZAR	1,711	0	0
	01/2021	ZAR	80,948		$5,159	0	(335)
	02/2021	EUR	357		425	0	(12)
	02/2021		$1,307	EUR	1,097	34	0
	02/2021		5,322	MXN	122,246	797	0
	02/2021		32,575	NOK	298,900	2,281	0
	02/2021		10,499	PEN	37,777	0	(60)
	03/2021	CNH	34,410		$5,200	0	(71)
	03/2021	ILS	15,913		4,900	0	(57)
	03/2021	INR	343,744		4,600	0	(78)
	03/2021		$3,300	BRL	16,856	0	(58)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

	03/2021		25,674	CNH	171,275	541	0
	03/2021		4,076	COP	14,873,406	274	0
	03/2021		12,000	CZK	268,763	518	0
	03/2021		4,100	HUF	1,216,907	0	(1)
	03/2021		9,700	PLN	36,841	165	0
	03/2021		12,200	RON	50,364	402	0
	05/2021		93	CLP	69,973	6	0
GLM	01/2021	BRL	173,392		$33,366	0	(16)
	01/2021	MXN	18,413		896	0	(28)
	01/2021		$34,116	BRL	173,392	0	(734)
	01/2021		180	MXN	3,644	2	0
	02/2021	BRL	173,392		$34,096	725	0
	02/2021	EUR	4,755		5,634	0	(181)
	02/2021	PEN	91,162		25,351	161	0
	02/2021		$49,215	NZD	72,183	2,734	0
	02/2021		18,254	RON	75,217	582	0
	03/2021	CAD	14,300		$10,937	0	(300)
	03/2021	CHF	48,750		54,852	0	(309)
	03/2021	CLP	5,980,849		7,900	0	(518)
	03/2021	COP	7,980,456		2,200	0	(134)
	03/2021	ILS	59,327		18,190	0	(291)
	03/2021	KZT	53,150		122	0	(2)
	03/2021	MXN	165,914		8,100	0	(182)
	03/2021	MYR	62,067		15,153	0	(351)
	03/2021	RON	64,503		16,012	0	(128)
	03/2021	RUB	1,233,659		16,374	0	(197)
	03/2021	SGD	23,622		17,616	0	(259)
	03/2021		$13,287	AUD	18,300	829	0
	03/2021		33,800	BRL	182,711	1,336	0
	03/2021		34,832	CAD	45,700	1,077	0
	03/2021		4,958	CHF	4,375	0	(8)
	03/2021		7,800	CLP	5,910,508	518	0
	03/2021		8,124	COP	29,768,367	582	0
	03/2021		2,700	KZT	1,181,925	77	0
	03/2021		6,900	MXN	143,343	256	0
	03/2021		22,225	MYR	90,697	430	0
	03/2021		21,900	RUB	1,695,860	880	0
	03/2021		11,424	THB	347,192	166	0
	04/2021	COP	34,596,563		$9,413	0	(684)
HUS	01/2021	CLP	16,275,776		21,070	0	(1,834)
	01/2021		$8,503	PLN	32,447	183	0
	01/2021	ZAR	86,908		$5,521	0	(378)
	02/2021	EUR	822		990	0	(15)
	02/2021	GBP	362		480	0	(15)
	02/2021		$957	AUD	1,271	23	0
	02/2021		847	EUR	703	13	0
	02/2021		91,245	JPY	9,576,700	1,551	0
	02/2021		851	PEN	3,101	6	0
	03/2021	CAD	73,025		$56,669	0	(709)
	03/2021	IDR	1,001,938		70	0	(2)
	03/2021	PEN	25,643		7,142	57	0
	03/2021	THB	647,348		21,400	0	(210)
	03/2021		$8,566	AUD	11,700	459	0
	03/2021		16,164	CAD	20,900	258	0
	03/2021		25,234	CHF	22,500	225	0
	03/2021		13,620	GBP	10,188	317	0
	03/2021		27,200	HUF	8,168,657	316	0
	03/2021		2,910	KRW	3,237,106	65	0
	03/2021		4,000	TRY	32,451	269	0
	03/2021		36,517	ZAR	565,409	1,672	0
	05/2021		18,647	MXN	386,216	497	0
IND	02/2021	CZK	35,556		$1,612	0	(44)
	02/2021		$291	CZK	6,233	0	(1)
JPM	01/2021	CLP	702,221		$893	0	(96)
	01/2021	PLN	7,660		2,012	0	(39)
	01/2021	TRY	5,161		650	0	(43)
	02/2021		$192	EUR	160	3	0
	02/2021		1,392	RON	5,762	51	0
	03/2021	IDR	78,347,500		$5,500	0	(108)
	03/2021	NOK	528,000		60,311	0	(1,258)
	03/2021	PHP	546,165		11,300	0	(40)
	03/2021		$18,362	SEK	158,000	854	0
MYI	01/2021		634	PLN	2,415	12	0
	01/2021		289	ZAR	4,451	13	0
	02/2021	GBP	434		$580	0	(13)
	02/2021		$76,530	CAD	100,602	2,516	0
	02/2021		69,881	CHF	63,750	2,226	0
	02/2021		562	EUR	463	4	0
	02/2021		971	GBP	725	21	0
	02/2021		179	ILS	596	7	0
	03/2021	AUD	59,148		$44,037	0	(1,587)
	03/2021	CZK	593,553		27,366	0	(279)
	03/2021	KRW	9,515,358		8,600	0	(145)
	03/2021	NZD	54,000		38,241	0	(623)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

		03/2021	ZAR		49,907	3,300		0		(71)
	RBC	03/2021	CLP		5,126,648	6,700		0		(515)
		03/2021	HUF		12,962,453	44,044		381		0
		03/2021	MXN		165,113	8,236		7		(14)
		03/2021	TWD		7,205	257		0		(3)
		03/2021	$3,500		COP	12,388,670		123		0
		03/2021	9,517		NOK	84,000		278		0
	RYL	01/2021	101		MXN	2,036		1		0
		02/2021	MXN		122,246	$6,080		0		(39)
		03/2021	JPY		1,750,000	16,855		0		(105)
		03/2021	SGD		6,018	4,500		0		(54)
		03/2021	$7,300		COP	26,132,114		342		0
		03/2021	9,371		GBP	7,000		206		0
		03/2021	6,065		MXN	122,246		37		0
	SCX	01/2021	20,020		HUF	6,119,246		595		0
		02/2021	956		EUR	803		26		0
		02/2021	42,060		ILS	144,438		2,918		0
		03/2021	GBP		72,784	$98,288		0		(1,281)
		03/2021	IDR		150,785,000	10,600		0		(192)
		03/2021	JPY		2,437,500	23,546		0		(76)
		03/2021	PLN		108,238	29,435		453		0
		03/2021	$30,862		IDR	438,243,090		468		0
		03/2021	24,300		THB	733,770		195		0
	SSB	03/2021	CNH		48,908	$7,400		0		(92)
		03/2021	JPY		286,400	2,761		0		(14)
		03/2021	$25,471		KRW	28,350,302		583		0
	TOR	01/2021	486		PLN	1,837		6		0
		02/2021	408		CZK	9,099		15		0
		03/2021	GBP		5,500	$7,322		0		(202)
		03/2021	NZD		6,200	4,369		0		(93)
		03/2021	$13,300		SGD	17,933		270		0
		03/2021	ZAR		84,932	$5,500		0		(236)
	UAG	01/2021	$528		MXN	10,553		2		(1)
		02/2021	CZK		56,383	$2,563		0		(62)
		02/2021	$14,834		EUR	12,526		485		0
		02/2021	135		ILS	461		9		0
Total Forward Foreign Currency Contracts								$55,573		$(20,232)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$519	$519	$0
	Pay	3-Month ILS-TELBOR	0.335	Annual	11/29/2024		52,800	0	109	109	0
	Pay	3-Month ILS-TELBOR	0.403	Annual	01/31/2025		67,600	0	265	265	0
	Pay	3-Month ILS-TELBOR	0.330	Annual	02/14/2025		84,900	0	234	234	0
	Pay	3-Month ILS-TELBOR	0.305	Annual	05/15/2025		83,800	0	171	171	0
	Pay	3-Month ILS-TELBOR	0.265	Annual	05/29/2025		126,000	0	173	173	0
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		6,300	9	(14)	0	(5)
	Receive	3-Month ILS-TELBOR	0.330	Annual	09/04/2025		50,500	0	(101)	0	(101)
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	15,888,200	70	403	473	0
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024		29,618,300	352	363	715	0
	Receive	3-Month KRW-KORIBOR	1.970	Quarterly	03/20/2024		13,159,600	(169)	(222)	0	(391)
	Receive	3-Month KRW-KORIBOR	1.290	Quarterly	12/18/2024		15,566,200	0	(144)	0	(144)
	Receive	3-Month KRW-KORIBOR	1.430	Quarterly	01/28/2025		56,782,600	0	(878)	0	(878)
	Pay	3-Month KRW-KORIBOR	1.315	Quarterly	03/18/2025		78,901,900	0	798	798	0
	Receive	3-Month KRW-KORIBOR	1.370	Quarterly	03/18/2025		16,252,700	0	(201)	0	(201)
BPS	Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/17/2025	CNY	111,400	0	(100)	0	(100)
	Receive	3-Month ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(587)	0	(587)
	Pay	3-Month ILS-TELBOR	0.480	Annual	08/09/2024		18,700	0	79	79	0
	Receive	3-Month ILS-TELBOR	0.410	Annual	10/18/2024		32,700	0	(102)	0	(102)
	Receive	3-Month ILS-TELBOR	0.200	Annual	03/06/2025		55,100	0	(37)	0	(37)
	Pay	3-Month ILS-TELBOR	0.375	Annual	03/13/2025		57,300	0	194	194	0
	Receive	3-Month ILS-TELBOR	0.710	Annual	03/25/2025		92,900	0	(795)	0	(795)
	Pay	3-Month ILS-TELBOR	0.285	Annual	05/19/2025		44,700	0	77	77	0
	Pay	3-Month KRW-KORIBOR	2.178	Quarterly	09/19/2023	KRW	11,882,600	0	377	377	0
	Receive	3-Month KRW-KORIBOR	1.970	Quarterly	03/20/2024		27,844,000	(360)	(468)	0	(828)
	Receive	3-Month KRW-KORIBOR	1.210	Quarterly	12/18/2024		36,023,000	0	(235)	0	(235)
	Pay	3-Month KRW-KORIBOR	1.330	Quarterly	03/18/2025		17,246,200	0	185	185	0
	Pay	3-Month KRW-KORIBOR	0.975	Quarterly	06/17/2025		24,270,400	0	(100)	0	(100)
CBK	Receive	3-Month ILS-TELBOR	1.370	Annual	09/07/2023	ILS	40,976	0	(489)	0	(489)
	Pay	3-Month ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	399	399	0
	Receive	3-Month ILS-TELBOR	0.410	Annual	11/08/2024		46,700	0	(144)	0	(144)
	Pay	3-Month ILS-TELBOR	0.293	Annual	05/18/2025		85,800	0	157	157	0
	Receive	3-Month ILS-TELBOR	0.260	Annual	12/11/2025		25,500	0	(11)	0	(11)
	Pay	3-Month KRW-KORIBOR	1.328	Quarterly	03/18/2025	KRW	17,881,000	0	190	190	0
	Pay	3-Month KRW-KORIBOR	0.805	Quarterly	09/16/2025		26,616,300	0	(334)	0	(334)
	Pay	3-Month MYR-KLIBOR	2.020	Quarterly	09/17/2025	MYR	39,500	0	(38)	0	(38)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Receive	3-Month MYR-KLIBOR	2.270	Quarterly	09/17/2025	56,200	0	(104)	0	(104)
Pay	3-Month MYR-KLIBOR	1.970	Quarterly	12/16/2025	42,700	0	(76)	0	(76)
Pay	6-Month THB-THBFIX	0.970	Semi-Annual	03/18/2025	THB	858,500	0	509	509	0
GLM	Pay	3-Month ILS-TELBOR	0.967	Annual	06/19/2024	ILS	26,500	0	277	277	0
Receive	3-Month ILS-TELBOR	0.390	Annual	01/02/2025	46,100	0	(178)	0	(178)
Receive	3-Month ILS-TELBOR	0.650	Annual	03/26/2025	92,900	0	(708)	0	(708)
Receive	3-Month ILS-TELBOR	0.640	Annual	03/27/2025	116,000	0	(856)	0	(856)
Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025	77,000	16	(78)	0	(62)
Pay	3-Month ILS-TELBOR	0.220	Annual	10/23/2025	99,300	0	5	5	0
Receive	3-Month ILS-TELBOR	0.230	Annual	12/02/2025	69,800	0	(5)	0	(5)
Pay	3-Month MYR-KLIBOR	2.098	Quarterly	09/17/2025	MYR	40,400	0	(4)	0	(4)
Pay	6-Month THB-THBFIX	0.710	Semi-Annual	09/16/2025	THB	297,300	0	47	47	0
Pay	6-Month THB-THBFIX	0.793	Semi-Annual	09/16/2025	302,400	0	89	89	0
Receive	6-Month THB-THBFIX	0.820	Semi-Annual	12/16/2025	374,500	0	(120)	0	(120)
Receive	6-Month THB-THBFIX(1)	0.840	Semi-Annual	03/17/2026	373,700	0	(88)	0	(88)
HUS	Pay	1-Day INR-MIBOR Compounded-OIS	5.195	Semi-Annual	03/18/2025	INR	2,099,000	0	895	895	0
Receive	3-Month ILS-TELBOR	1.040	Annual	03/25/2024	ILS	43,500	12	(515)	0	(503)
Pay	3-Month ILS-TELBOR	0.350	Annual	09/18/2024	28,400	0	71	71	0
Receive	3-Month ILS-TELBOR	0.210	Annual	08/07/2025	33,300	0	(8)	0	(8)
Pay	3-Month ILS-TELBOR	0.286	Annual	09/11/2025	31,700	0	41	41	0
Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	28,592,600	0	851	851	0
Receive	3-Month KRW-KORIBOR	1.970	Quarterly	03/20/2024	16,062,000	(130)	(348)	0	(478)
Receive	3-Month KRW-KORIBOR	1.250	Quarterly	12/18/2024	8,311,400	0	(64)	0	(64)
IND	Receive	3-Month CNY-CNREPOFIX	1.840	Quarterly	04/10/2025	CNY	58,500	0	302	302	0
Receive	3-Month KRW-KORIBOR	1.010	Quarterly	04/10/2025	KRW	9,109,700	0	14	14	0
JPM	Pay	3-Month CNY-CNREPOFIX	2.638	Quarterly	03/18/2025	CNY	568,900	0	34	34	0
Pay	3-Month CNY-CNREPOFIX	2.525	Quarterly	03/20/2025	132,300	0	(85)	0	(85)
Pay	3-Month ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	2,716	2,716	0
Pay	3-Month KRW-KORIBOR	1.119	Quarterly	03/18/2025	KRW	42,426,700	0	103	103	0
Pay	3-Month KRW-KORIBOR	1.240	Quarterly	03/18/2025	13,601,700	0	98	98	0
Pay	3-Month KRW-KORIBOR	1.200	Quarterly	03/20/2025	28,741,800	0	160	160	0
SCX	Receive	3-Month CNY-CNREPOFIX	2.430	Quarterly	03/06/2025	CNY	101,500	0	122	122	0
Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	40,658,800	390	592	982	0
Pay	3-Month KRW-KORIBOR	1.160	Quarterly	10/11/2024	19,701,700	0	113	113	0
Receive	3-Month KRW-KORIBOR	0.990	Quarterly	03/06/2025	20,616,600	0	49	49	0
Receive	3-Month KRW-KORIBOR	0.970	Quarterly	03/27/2025	47,240,900	0	176	176	0
Pay	3-Month MYR-KLIBOR	2.915	Quarterly	03/18/2025	MYR	111,300	0	941	941	0
Receive	3-Month MYR-KLIBOR	2.030	Quarterly	12/16/2025	89,800	0	95	95	0
Pay	6-Month THB-THBFIX	0.843	Semi-Annual	06/17/2025	THB	260,300	0	99	99	0
Receive	6-Month THB-THBFIX	1.020	Semi-Annual	06/17/2025	384,500	0	(246)	0	(246)
Receive	6-Month THB-THBFIX	0.850	Semi-Annual	09/16/2025	295,700	0	(116)	0	(116)
Pay	6-Month THB-THBFIX	0.741	Semi-Annual	12/16/2025	275,100	0	50	50	0
$190	$4,543	$13,954	$(9,221)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	BOVESPA Index	604	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/17/2021	BRL	69,635	$0	$458	$458	$0
Receive	KOSPI2 Index	35,000,000	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/11/2021	KRW	12,747,875	0	803	803	0
$0	$1,261	$1,261	$0
Total Swap Agreements	$190	$5,804	$15,215	$(9,221)
(1)	This instrument has a forward starting effective date.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2020

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$40,066	$0	$40,066
Industrials	0	22,358	0	22,358
Utilities	0	2,959	0	2,959
U.S. Government Agencies	0	17,459	0	17,459
Non-Agency Mortgage-Backed Securities	0	540	0	540
Asset-Backed Securities	0	7,868	0	7,868
Sovereign Issues	0	2,475	0	2,475
Commodities	0	41,233	0	41,233
Short-Term Instruments
Repurchase Agreements	0	142,539	0	142,539
Short-Term Notes	0	4,004	0	4,004
U.S. Treasury Bills	0	220,455	0	220,455
U.S. Treasury Cash Management Bills	0	22,305	0	22,305
	$0	$524,261	$0	$524,261
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$287,394	$0	$0	$287,394
Total Investments	$287,394	$524,261	$0	$811,655
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,553	3,422	0	5,975
Over the counter	0	70,788	0	70,788
	$2,553	$74,210	$0	$76,763
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,898)	(2,808)	0	(4,706)
Over the counter	0	(29,453)	0	(29,453)
	$(1,898)	$(32,261)	$0	$(34,159)
Total Financial Derivative Instruments	$655	$41,949	$0	$42,604
Totals	$288,049	$566,210	$0	$854,259

There were no significant transfers into or out of Level 3 during the period ended December 31, 2020.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subscription	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	33.16%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	28.78%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	5.54%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	05/01/2018	0.00%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	20.00%
PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	16.65%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	05/08/2018	0.00%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	28.18%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information

Notes to Financial Statements (Cont.)

provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of December 31, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are

Notes to Financial Statements (Cont.)

considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2020 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$0	$1,445,922	$0	$0	$156,192	$1,602,114	$39,422	$0
PIMCO All Asset: Multi-Real Fund	0	877,276	0	0	96,020	973,296	8,576	0
PIMCO CommoditiesPLUS® Strategy Fund	841,822	740,943	(1,356,999)	(124,227)	476,938	578,477	4,850	0
PIMCO CommodityRealReturn Strategy Fund®	124,616	0	(126,175)	(111,288)	112,847	0	0	0
PIMCO Dynamic Bond Fund	160,686	4,306	(25,330)	(502)	13,215	152,375	4,267	0
PIMCO Emerging Markets Bond Fund	131,096	197,149	(96,703)	2,553	27,076	261,171	6,137	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,444,206	7,065	(1,152,716)	(311,224)	411,240	398,571	7,038	0
PIMCO Emerging Markets Local Currency and Bond Fund	322,778	89,173	(167,429)	(78,425)	145,111	311,208	11,390	0
PIMCO Extended Duration Fund	703,801	1,076,789	(1,281,111)	157,605	(223,188)	433,896	65,216	0
PIMCO Government Money Market Fund	102,265	3,254,456	(3,137,036)	0	0	219,685	20	0
PIMCO High Yield Fund	63,814	674,440	(546,324)	12,337	28,953	233,220	11,032	0
PIMCO Income Fund	661,000	1,006,379	(1,009,671)	24,600	55,011	737,319	29,200	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	318,563	(137,984)	1,120	5,611	187,310	3,430	0
PIMCO Investment Grade Credit Bond Fund	128,175	270,841	(304,809)	14,289	6,751	115,247	6,362	0
PIMCO Long Duration Total Return Fund	0	169,482	(173,887)	4,405	0	0	1,135	0
PIMCO Long-Term Real Return Fund	1,134,128	552,551	(1,357,420)	219,799	(182,194)	366,864	103,600	0
PIMCO Long-Term U.S. Government Fund	0	619,319	(434,758)	(2,343)	(32,312)	149,906	33,625	0
PIMCO Low Duration Fund	487,697	706,542	(923,849)	2,992	3,383	276,765	3,696	0
PIMCO Mortgage Opportunities and Bond Fund	132,232	4,073	(21,349)	(115)	7,569	122,410	4,042	0
PIMCO RAE Emerging Markets Fund	1,467,513	355,568	(1,243,286)	(363,819)	692,831	908,807	14,878	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,280,908	1,165,307	(1,432,818)	(129,951)	153,771	1,037,217	4,032	0
PIMCO RAE International Fund	207,436	558,956	(474,900)	18,545	106,963	417,000	9,293	0
PIMCO RAE PLUS EMG Fund	1,261,053	497,338	(1,442,967)	(230,577)	628,048	712,895	77,679	0
PIMCO RAE PLUS Fund	0	150,058	(123,303)	15,874	6,684	49,313	1,418	0
PIMCO RAE PLUS International Fund	385,196	1,213,833	(941,431)	(11,298)	353,317	999,617	94,672	0
PIMCO RAE PLUS Small Fund	54,684	932,111	(735,982)	67,988	132,065	450,866	81,109	0
PIMCO RAE US Small Fund	87,691	453,102	(258,252)	17,553	88,503	388,597	33,907	0

Notes to Financial Statements (Cont.)

PIMCO RAE Worldwide Long/Short PLUS Fund	1,016,787	593,715	(795,284)	(103,154)	99,626	811,690	51,740	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	251,136	128,167	(9,858)	(1,562)	174,368	542,251	8,831	0
PIMCO Real Return Fund	302,980	959,727	(679,415)	15,612	26,059	624,963	13,097	0
PIMCO RealEstateRealReturn Strategy Fund	480,284	1,304,915	(1,171,398)	3,810	211,348	828,959	63,876	0
PIMCO Senior Floating Rate Fund	38,925	386,281	(284,269)	6,792	11,811	159,540	6,062	0
PIMCO Short-Term Floating NAV Portfolio III	4,862	5	(4,000)	(18)	32	881	5	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	464,109	154,666	(497,421)	(7,807)	108,544	222,091	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	265,294	118,919	(346,521)	16,042	26,491	80,225	1,304	0
PIMCO Total Return Fund	385,771	1,039,021	(1,047,818)	9,327	(2,066)	384,235	29,229	0
PIMCO TRENDS Managed Futures Strategy Fund	181,712	7,750	(26,168)	468	(6,196)	157,566	7,749	0
Totals	$14,574,657	$22,034,708	$(23,768,641)	$(864,599)	$3,920,422	$15,896,547	$841,919	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$0	$400,362	$0	$0	$29,546	$429,908	$10,532	$0
PIMCO All Asset: Multi-Real Fund	0	138,133	0	0	13,473	151,606	1,333	0
PIMCO All Asset: Multi-Short PLUS Fund	0	193,070	0	0	(16,913)	176,157	3,700	0
PIMCO CommoditiesPLUS® Strategy Fund	216,720	166,222	(346,669)	(31,342)	104,117	109,048	920	0
PIMCO CommodityRealReturn Strategy Fund®	57,220	1,676	(55,395)	(27,410)	37,412	13,503	423	0
PIMCO Dynamic Bond Fund	42,912	9,038	(19,269)	(619)	3,578	35,640	999	0
PIMCO Emerging Markets Bond Fund	26,974	53,976	(30,238)	1,352	5,664	57,728	1,364	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	362,153	1,613	(315,441)	(102,834)	124,509	70,000	1,608	0
PIMCO Emerging Markets Local Currency and Bond Fund	83,443	70,743	(62,013)	(22,714)	46,349	115,808	4,030	0
PIMCO Extended Duration Fund	117,492	299,033	(229,014)	25,520	(55,480)	157,551	27,494	0
PIMCO Government Money Market Fund	32,239	1,097,866	(1,069,838)	0	0	60,267	6	0
PIMCO High Yield Fund	14,034	85,338	(104,953)	5,634	(53)	0	1,161	0
PIMCO Income Fund	128,548	261,976	(260,355)	11,101	8,502	149,772	7,170	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	105,524	(52,913)	317	1,395	54,323	939	0
PIMCO Investment Grade Credit Bond Fund	26,918	112,717	(101,350)	4,875	2,350	45,510	2,266	0
PIMCO Long Duration Total Return Fund	0	109,753	(70,123)	690	(2,183)	38,137	4,470	0
PIMCO Long-Term Real Return Fund	215,608	206,200	(299,497)	35,110	(34,118)	123,303	34,931	0
PIMCO Long-Term U.S. Government Fund	0	275,559	(196,937)	(1,279)	(13,378)	63,965	14,508	0

Notes to Financial Statements (Cont.)

PIMCO Low Duration Fund	109,587	145,096	(205,314)	910	582	50,861	841	0
PIMCO Mortgage Opportunities and Bond Fund	27,128	1,056	(14,665)	(4)	1,395	14,910	617	0
PIMCO RAE Emerging Markets Fund	410,754	98,905	(377,186)	(72,463)	159,706	219,716	3,597	0
PIMCO RAE Fundamental Advantage PLUS Fund	256,309	305,927	(289,900)	(29,508)	38,524	281,352	770	0
PIMCO RAE International Fund	62,528	121,131	(93,637)	3,796	29,199	123,017	2,742	0
PIMCO RAE PLUS EMG Fund	329,671	98,082	(377,929)	(36,014)	115,519	129,329	14,243	0
PIMCO RAE PLUS Fund	0	330,363	(229,582)	19,744	29,218	149,743	9,943	0
PIMCO RAE PLUS International Fund	193,983	274,042	(399,346)	(33,193)	92,302	127,788	16,107	0
PIMCO RAE PLUS Small Fund	46,277	397,228	(405,308)	41,627	42,999	122,823	24,223	0
PIMCO RAE US Fund	0	15,875	0	0	(486)	15,389	480	0
PIMCO RAE US Small Fund	101,622	130,397	(141,043)	(23,501)	59,430	126,905	11,171	0
PIMCO RAE Worldwide Long/Short PLUS Fund	233,161	166,106	(234,881)	(18,910)	17,746	163,222	13,435	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	144,008	0	(71,044)	(18,642)	74,138	128,460	2,467	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	46,118	0	(48,861)	(6,454)	9,197	0	330	0
PIMCO Real Return Fund	36,796	265,693	(144,168)	3,823	6,383	168,527	3,437	0
PIMCO RealEstateRealReturn Strategy Fund	137,513	223,745	(270,644)	5,204	33,978	129,796	9,997	0
PIMCO Senior Floating Rate Fund	0	73,612	(59,026)	621	908	16,115	709	0
PIMCO Short-Term Floating NAV Portfolio III	125	1	0	0	1	127	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	162,133	8,305	(178,412)	792	17,311	10,129	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	62,957	773	(56,694)	(3,062)	16,178	20,152	369	0
PIMCO StocksPLUS® Short Fund	594,788	440,517	(602,434)	(87,641)	(79,359)	265,871	17,529	0
PIMCO StocksPLUS® Small Fund	0	23,844	(25,873)	2,029	0	0	0	0
PIMCO Total Return Fund	81,965	289,619	(289,372)	2,064	(1,116)	83,160	8,095	0
PIMCO TRENDS Managed Futures Strategy Fund	55,928	2,193	(31,360)	(527)	(486)	25,748	1,282	0
Totals	$4,417,612	$7,001,309	$(7,760,684)	$(350,908)	$918,037	$4,225,366	$260,238	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$54,228	$29,160	$(12,707)	$591	$12,029	$83,301	$2,533	$0
PIMCO Emerging Markets Corporate Bond Fund	58,789	23,640	(9,581)	(588)	11,116	83,376	2,203	0
PIMCO Emerging Markets Local Currency and Bond Fund	115,178	60,744	(5,095)	(920)	30,974	200,881	5,879	0
PIMCO Short-Term Floating NAV Portfolio III	12,115	79,532	(84,800)	(31)	82	6,898	33	0
Totals	$240,310	$193,076	$(112,183)	$(948)	$54,201	$374,456	$10,648	$0

Notes to Financial Statements (Cont.)

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$0	$18,280	$0	$0	$1,456	$19,736	$525	$0
PIMCO Mortgage Opportunities and Bond Fund	45,262	1,433	(5,898)	(28)	2,650	43,419	1,423	0
PIMCO Short Asset Portfolio	0	16,192	0	0	40	16,232	69	0
PIMCO Short-Term Floating NAV Portfolio III	50,224	237,750	(201,122)	91	199	87,142	250	0
Totals	$95,486	$273,655	$(207,020)	$63	$4,345	$166,529	$2,267	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$82,003	$5,962	$0	$0	$14,125	$102,090	$798	$0
PIMCO Short-Term Floating NAV Portfolio III	8,426	383,932	(356,100)	42	(11)	36,289	33	0
Totals	$90,429	$389,894	$(356,100)	$42	$14,114	$138,379	$831	$0

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$3,970	$692	$(5,561)	$(636)	$2,006	$471	$17	$0
PIMCO Credit Opportunities Bond Fund	17,211	9,243	(17,985)	(88)	1,825	10,206	432	0
PIMCO Dynamic Bond Fund	22,626	3,955	(20,766)	(262)	1,788	7,341	370	0
PIMCO Mortgage Opportunities and Bond Fund	28,746	7,161	(27,981)	(56)	1,526	9,396	608	0
PIMCO Preferred and Capital Securities Fund	2,614	2,115	(4,477)	(195)	447	504	24	0
PIMCO RAE Worldwide Long/Short PLUS Fund	12,696	2,314	(11,416)	(1,536)	1,797	3,855	560	0
PIMCO RealEstateRealReturn Strategy Fund	4,710	1,202	(5,904)	114	484	606	128	0
PIMCO Short-Term Floating NAV Portfolio III	16,449	71,236	(83,500)	(7)	72	4,250	37	0
PIMCO TRENDS Managed Futures Strategy Fund	5,070	21,639	(15,290)	(549)	189	11,059	663	0
Totals	$114,092	$119,557	$(192,880)	$(3,215)	$10,134	$47,688	$2,839	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The

Notes to Financial Statements (Cont.)

Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2020 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$366,432	$3,891	$0	$0	$11,949	$382,272	$3,891	$0
PIMCO Diversified Income Fund	30,618	325	0	0	998	31,941	325	0
PIMCO Dynamic Bond Fund	363,234	3,857	0	0	11,845	378,936	3,857	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	82,419	31,071	(83,401)	(889)	2,082	31,282	171	0
PIMCO Emerging Markets Local Currency and Bond Fund	0	0	0	0	0	0	(3)	0
PIMCO Extended Duration Fund	21,673	230	0	0	707	22,610	230	0
PIMCO Global Advantage® Strategy Bond Fund	207	2	0	0	7	216	2	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	54,008	46	(54,061)	(950)	1,508	551	46	0
PIMCO Global Bond Opportunities Fund (Unhedged)	177	2	(1)	0	6	184	2	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	605,269	6,427	0	0	19,738	631,434	6,427	0
PIMCO International Bond Fund (Unhedged)	5,877	10	(5,350)	(83)	156	610	10	0
PIMCO Long Duration Total Return Fund	59,183	628	0	0	1,930	61,741	628	0
PIMCO Low Duration Fund	608,646	812,319	0	0	32,439	1,453,404	12,318	0
PIMCO Low Duration Fund II	27,450	55,733	0	0	2,328	85,511	833	0
PIMCO Moderate Duration Fund	90,560	962	0	0	2,953	94,475	962	0
PIMCO RAE Fundamental Advantage PLUS Fund	52,615	0	(52,691)	(1,316)	1,392	0	3	0
PIMCO RAE PLUS Fund	20,128	158	(20,922)	91	545	0	168	0
PIMCO RAE PLUS International Fund	36,877	289	(38,330)	167	997	0	309	0
PIMCO RAE Worldwide Long/Short PLUS Fund	71,138	0	(71,240)	(1,737)	1,839	0	4	0
PIMCO Short Asset Investment Fund	525,857	528,238	(1,066,242)	(243)	12,390	0	4,393	0
PIMCO Short-Term Fund	897,290	968,268	(898,000)	(19,411)	22,638	970,785	2,027	0
PIMCO StocksPLUS® Fund	78,594	615	(81,690)	141	2,340	0	658	0
PIMCO StocksPLUS® Absolute Return Fund	331,198	2,593	(344,230)	591	9,848	0	2,718	0
PIMCO StocksPLUS® International Fund (Unhedged)	51,389	167	(52,955)	10	1,389	0	236	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	389,237	2,683	(403,859)	117	11,822	0	2,761	0
PIMCO StocksPLUS® Small Fund	143,700	1,125	(149,353)	162	4,366	0	1,171	0
PIMCO Total Return Fund	4,696,667	139,691	(1,431,000)	(40,049)	151,511	3,516,820	35,690	0
PIMCO Total Return Fund II	33,462	1,307	(5,000)	(119)	1,080	30,730	308	0
PIMCO TRENDS Managed Futures Strategy Fund	80,865	859	(1)	0	2,637	84,360	859	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$3,392	$51,336	$(40,900)	$7	$25	$13,860	$36	$0
PIMCO California Municipal Bond Fund	2,164	56,320	(46,999)	(3)	19	11,501	21	0
PIMCO California Short Duration Municipal Income Fund	732	91,836	(85,200)	28	20	7,416	36	0
PIMCO CommoditiesPLUS® Strategy Fund	146,169	1,223,287	(811,500)	1,085	1,063	560,104	1,687	0
PIMCO CommodityRealReturn Strategy Fund®	43,023	2,041,472	(2,062,400)	94	2	22,191	71	0
PIMCO Credit Opportunities Bond Fund	42,171	195,948	(166,700)	(125)	401	71,695	248	0
PIMCO Diversified Income Fund	1,332	1,050,586	(662,000)	23	5	389,946	86	0
PIMCO Dynamic Bond Fund	176	593,654	(542,000)	97	6	51,933	55	0
PIMCO Emerging Markets Bond Fund	167,794	886,215	(904,700)	235	585	150,129	515	0
PIMCO Emerging Markets Corporate Bond Fund	115	57,207	(57,100)	2	1	225	7	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	111	883,901	(823,700)	128	5	60,445	300	0
PIMCO Emerging Markets Local Currency and Bond Fund	151,983	966,708	(1,116,400)	576	20	2,887	308	0
PIMCO Extended Duration Fund	923	402,815	(362,200)	18	1	41,557	14	0
PIMCO Global Advantage® Strategy Bond Fund	88	41,203	(38,400)	2	1	2,894	3	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	2,524	343,409	(333,000)	166	2	13,101	109	0
PIMCO Global Bond Opportunities Fund (Unhedged)	10	83,007	(79,700)	8	1	3,326	7	0
PIMCO GNMA and Government Securities Fund	359,579	1,733,745	(2,094,034)	865	(134)	21	245	0
PIMCO High Yield Fund	723,554	4,217,903	(3,601,200)	(798)	5,002	1,344,461	3,704	0
PIMCO High Yield Municipal Bond Fund	118,618	1,215,197	(1,026,301)	(135)	701	308,080	596	0
PIMCO High Yield Spectrum Fund	23,442	200,803	(195,000)	(3)	109	29,351	103	0
PIMCO Income Fund	868,067	59,574,993	(53,152,964)	10,675	6,661	7,307,432	14,928	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	109,589	1,444,351	(1,479,100)	247	(156)	74,931	51	0
PIMCO International Bond Fund (Unhedged)	160	303,219	(267,500)	11	2	35,892	19	0
PIMCO Investment Grade Credit Bond Fund	435,809	4,889,709	(5,286,100)	1,880	(805)	40,493	309	0
PIMCO Long Duration Total Return Fund	41,332	1,145,135	(1,179,300)	62	(11)	7,218	35	0
PIMCO Long-Term Credit Bond Fund	22,239	1,595,571	(1,618,000)	366	(21)	155	141	0
PIMCO Long-Term Real Return Fund	46,238	734,691	(766,600)	278	(46)	14,561	91	0
PIMCO Long-Term U.S. Government Fund	159	3,000	(3,000)	0	1	160	0	0
PIMCO Low Duration Fund	979,277	1,306,907	(1,865,201)	2,296	(405)	422,874	1,007	0
PIMCO Low Duration Fund II	118	0	0	0	0	118	0	0
PIMCO Low Duration Income Fund	27,158	857,010	(801,200)	6	(1)	82,973	30	0

Notes to Financial Statements (Cont.)

PIMCO Moderate Duration Fund	81,693	55,305	(65,800)	(4)	297	71,491	205	0
PIMCO Mortgage Opportunities and Bond Fund	36,610	2,486,071	(2,472,299)	134	(55)	50,461	71	0
PIMCO Mortgage-Backed Securities Fund	6,976	156,118	(150,000)	41	(6)	13,129	18	0
PIMCO Municipal Bond Fund	102,994	724,973	(557,376)	(255)	927	271,263	573	0
PIMCO National Intermediate Municipal Bond Fund	12,345	56,134	(48,801)	(19)	60	19,719	34	0
PIMCO New York Municipal Bond Fund	71,366	170,294	(200,101)	(216)	513	41,856	194	0
PIMCO Preferred and Capital Securities Fund	52	980,684	(895,901)	87	25	84,947	284	0
PIMCO RAE Fundamental Advantage PLUS Fund	25,196	1,840,980	(1,376,300)	169	315	490,360	979	0
PIMCO RAE PLUS Fund	54,406	1,349,166	(1,262,400)	244	(55)	141,361	166	0
PIMCO RAE PLUS EMG Fund	107,264	1,490,265	(1,271,700)	255	(139)	325,945	365	0
PIMCO RAE PLUS International Fund	196,251	2,341,372	(2,021,701)	190	1,470	517,582	1,372	0
PIMCO RAE PLUS Small Fund	40,042	1,651,979	(1,410,801)	521	38	281,779	479	0
PIMCO RAE Worldwide Long/Short PLUS Fund	42,037	1,430,858	(1,307,200)	145	(30)	165,810	358	0
PIMCO Real Return Fund	389,174	3,072,291	(3,400,800)	119	633	61,417	191	0
PIMCO RealEstateRealReturn Strategy Fund	8,118	1,204,652	(1,202,400)	130	1	10,501	53	0
PIMCO Senior Floating Rate Fund	41,898	626,228	(620,000)	298	39	48,463	128	0
PIMCO Short Asset Investment Fund	509,328	3,953,194	(4,050,000)	1,058	841	414,421	1,394	0
PIMCO Short Duration Municipal Income Fund	7,734	530,218	(497,901)	33	55	40,139	117	0
PIMCO Short-Term Fund	629,252	9,790,541	(8,563,200)	3,872	86	1,860,551	2,241	0
PIMCO StocksPLUS® Fund	65,094	656,659	(338,600)	63	480	383,696	659	0
PIMCO StocksPLUS® Absolute Return Fund	65,702	2,564,923	(1,954,700)	230	152	676,307	923	0
PIMCO StocksPLUS® International Fund (Unhedged)	195,106	688,067	(716,300)	414	265	167,552	266	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	15,895	1,400,057	(1,344,901)	63	(13)	71,101	57	0
PIMCO StocksPLUS® Long Duration Fund	32,766	305,414	(323,200)	122	(51)	15,051	14	0
PIMCO StocksPLUS® Short Fund	223	482,121	(481,200)	69	0	1,213	21	0
PIMCO StocksPLUS® Small Fund	80,143	2,719,499	(2,141,600)	482	105	658,629	700	0
PIMCO Strategic Bond Fund	998	82,958	(61,900)	8	7	22,071	50	0
PIMCO Total Return Fund	6,655,383	9,075,607	(12,249,700)	(4,744)	20,291	3,496,837	9,808	0
PIMCO Total Return Fund II	15,324	247,163	(230,900)	115	(17)	31,685	62	0
PIMCO Total Return Fund IV	1,421	105,725	(83,600)	5	4	23,555	25	0
PIMCO TRENDS Managed Futures Strategy Fund	152,597	289,153	(239,300)	(597)	1,181	203,034	452	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at December 31, 2020 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Notes to Financial Statements (Cont.)

Security Name	Market Value at 03/31/2020	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2020	Dividend Income	Shares Held at 12/31/2020
Clear Channel Outdoor Holdings, Inc.	$32,435	$0	$0	$0	$51,187	$83,622	$0	50,679,773
iHeartMedia, Inc. 'A'	20,581	0	0	0	15,964	36,545	0	2,815,519
Neiman Marcus Group Ltd. LLC	0	29,623	0	0	53,770	83,393	0	919,864
Sierra Hamilton Holder LLC	153	0	0	0	(152)	2	0	15,369,768

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	FBF	Credit Suisse International	NXN	Natixis New York
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FICC	Fixed Income Clearing Corporation	PER	Pershing LLC
BPG	BNP Paribas Securities Corp.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	GRE	RBS Securities, Inc.	RDR	RBC Capital Markets LLC
BSH	Banco Santander S.A. - New York Branch	GSC	Goldman Sachs & Co. LLC	RYL	Royal Bank of Scotland PLC
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BSS	Banco Santander S.A.	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.
BYL	Barclays Bank PLC London Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BYR	The Bank of Nova Scotia - Toronto	JLN	JP Morgan Chase Bank N.A. London	SGY	Societe Generale, New York
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce	JPS	JP Morgan Securities, Inc.	STR	State Street FICC Repo
CFR	Credit Suisse Securities (Europe) Ltd.	MAC	Macquarie Bank Limited	TDL	Toronto Dominion Bank London
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CKL	Citibank N.A. London	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GHS	Ghanaian Cedi	PHP	Philippine Peso
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	HUF	Hungarian Forint	RON	Romanian New Leu
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KES	Kenyan Schilling	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	UAH	Ukrainian Hryvnia
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
DOP	Dominican Peso	MYR	Malaysian Ringgit	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	VND	Vietnamese Dong
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	MSE	Montreal Stock Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CMX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAUSST	eRAFI U.S. Small Strategy Index	NDDUEAFE	MSCI EAFE Index
ARRRPA	Argentina Passive 7 Days Reverse Repo Rate	EUR003M	3 Month EUR Swap Rate	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BADLARPP	Argentina Badlar Floating Rate Notes	EURMARGIN	European Refined Margin	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW3M	3 Month Bank Bill Swap Rate	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	OMX	Stockholm 30 Index
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	OPIS	Oil Price Information Service
BCOMTR	Bloomberg Commodity Index Total Return	FTSE/JSE	South African Performance Index	PIMCODB	PIMCO Custom Commodity Basket
BOVESPA	Brazil Bovespa Index	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	PIMCODBU	PIMCO Custom Commodity Basket
BP0003M	3 Month GBP-LIBOR	GOLDLNPM	London Gold Market Fixing Ltd. PM	PRIME	Daily US Prime Rate
BRENT	Brent Crude	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CAC	Cotation Assistée en Continu	HOBR	Heating Oil Brent Crude	RAFI	Research Affiliates Fundamental Index
CDOR03	3 month CDN Swap Rate	IBEX 35	Spanish Continuous Exchange Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	IOS.FN.600.	Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	RBCAEC	Custom Commodity Forward Index
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	RUONIA	Ruble Overnight Index Average
CIXBSTR3	Custom Commodity Index	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	S&P 500	Standard & Poor's 500 Index
CMBX	Commercial Mortgage-Backed Index	JMABDEWE	J.P. Morgan Custom Commodity Index	SOFRRATE	Secured Overnight Financing Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABNIC	J.P. Morgan Nic Custom Index	SPGCESTR	S&P Goldman Sachs Commodity Enhanced Commodity Official Close Total Return Index
COF 11	Cost of Funds - 11th District of San Francisco	JMABNIC2	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JPQIARS1	J.P. Morgan Custom Equity Basket Swap	TOPIX	Tokyo Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	KOSPI	Korea Composite Stock Price Index	UKRPI	United Kingdom Retail Prices Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	ULSD	Ultra-Low Sulfur Diesel
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LIBOR03M	3 Month USD-LIBOR	ULSDCO	Ultra-Low Sulfur Diesel Crude
DAX	Deutscher Aktien Index 30	LLSCO	Light Louisiana Sweet WTI Crude Oil Options	US0001M	ICE 1-Month USD LIBOR
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEHCO	Magellan East Houston WTI Crude Oil Options	US0003M	ICE 3-Month USD LIBOR
EAFE	Europe, Australasia, and Far East Stock Index	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil	US0006M	6 Month USD Swap Rate
ERADXULT	eRAFI International Large Strategy Index	MEXBOL	Mexico Bolsa IPC Index	USSW10	10 Year USSW Rate
ERAEMLT	eRAFI Emerging Markets Strategy Index	MTGEFNCL	FNMA 30-Year Coupon Index	VSTOXX	Euro Stoxx 50 Volatility Index
ERAUSLT	eRAFI U.S. Large Strategy Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	CR	Custodial Receipts	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
AID	Agency International Development	HIBOR	Hong Kong Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
ATM	At-the-money	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	SOR	Singapore Swap Offer Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	MIBOR	Mumbai Interbank Offer Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	PIK	Payment-in-Kind	WTI	West Texas Intermediate